Due to size constraints, this filing is being made in 2 related submissions.  This submission is the 2nd of the 2 related submissions.  The accession number of the previous related submission is as follows: 0000898745-09-000342

PRINCIPAL FUNDS

Retirement, Institutional, & J Share Classes

Semiannual Report

April 30, 2009

Table of Contents

Shareholder Expense Example 2 Financial Statements 12 Notes to Financial Statements 127 Schedules of Investments 152 Financial Highlights 548 Supplemental Information 721

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL INVESTORS FUND, INC. April 30, 2009 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and under certain limited circumstances redemption fees or exchange fees; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA or 403(b) accounts within Class J shares, respectively. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period	Beginning	Ending	During Period
	Account Value	Account	November 1, Account Value		Account	November 1,	Annualized
	November 1,	Value	2008 to	November 1,	Value	2008 to	Expense
	2008	April 30, 2009	April 30, 2009(a)	2008	April 30, 2009	April 30, 2009(a)	Ratio

Bond & Mortgage Securities Fund
Class J	$1,000.00	$1,020.27	$5.61	$1,000.00	$1,019.24	$5.61	1.12%
Institutional	1,000.00	1,023.17	2.66	1,000.00	1,022.17	2.66	0.53
R-1	1,000.00	1,018.75	7.01	1,000.00	1,017.85	7.00	1.40
R-2	1,000.00	1,019.57	6.36	1,000.00	1,018.50	6.36	1.27
R-3	1,000.00	1,019.20	5.46	1,000.00	1,019.39	5.46	1.09
R-4	1,000.00	1,021.03	4.51	1,000.00	1,020.33	4.51	0.90
R-5	1,000.00	1,021.95	3.91	1,000.00	1,020.93	3.91	0.78

Core Plus Bond Fund I
Institutional	1,000.00	1,064.39	3.12	1,000.00	1,021.77	3.06	0.61
R-1	1,000.00	1,060.96	7.56	1,000.00	1,017.46	7.40	1.48
R-2	1,000.00	1,061.49	6.90	1,000.00	1,018.10	6.76	1.35
R-3	1,000.00	1,062.39	5.98	1,000.00	1,018.99	5.86	1.17
R-4	1,000.00	1,065.37	5.02	1,000.00	1,019.93	4.91	0.98
R-5	1,000.00	1,064.84	4.40	1,000.00	1,020.53	4.31	0.86

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL INVESTORS FUND, INC.
April 30, 2009 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period	Beginning	Ending	During Period
	Account Value	Account	November 1, Account Value		Account	November 1,	Annualized
	November 1,	Value	2008 to	November 1,	Value	2008 to	Expense
	2008	April 30, 2009	April 30, 2009(a)	2008	April 30, 2009	April 30, 2009(a)	Ratio

Disciplined LargeCap Blend Fund
Institutional	$1,000.00	$914.09	$2.75	$1,000.00	$1,021.92	$2.91	0.58%
R-1	1,000.00	910.52	6.92	1,000.00	1,017.55	7.30	1.46
R-2	1,000.00	910.42	6.30	1,000.00	1,018.20	6.66	1.33
R-3	1,000.00	911.67	5.45	1,000.00	1,019.09	5.76	1.15
R-4	1,000.00	912.30	4.55	1,000.00	1,020.03	4.81	0.96
R-5	1,000.00	912.54	3.98	1,000.00	1,020.63	4.21	0.84

Diversified International Fund
Class J	1,000.00	935.16	7.82	1,000.00	1,016.71	8.15	1.63
Institutional	1,000.00	939.86	4.62	1,000.00	1,020.03	4.81	0.96
R-1	1,000.00	935.07	8.88	1,000.00	1,015.62	9.25	1.85
R-2	1,000.00	935.88	8.26	1,000.00	1,016.27	8.60	1.72
R-3	1,000.00	937.02	7.40	1,000.00	1,017.16	7.70	1.54
R-4	1,000.00	937.69	6.49	1,000.00	1,018.10	6.76	1.35
R-5	1,000.00	937.53	5.91	1,000.00	1,018.70	6.16	1.23

Equity Income Fund
Institutional	1,000.00	919.49	2.52	1,000.00	1,022.17	2.66	0.53

Global Diversified Income Fund
Institutional	1,000.00	1,062.48	3.46	1,000.00	1,020.33	4.51	0.90

Global Real Estate Securities Fund
Institutional	1,000.00	884.69	4.44	1,000.00	1,020.08	4.76	0.95

High Quality Intermediate-Term Bond
Fund
Class J	1,000.00	929.78	0.86	1,000.00	1,023.90	0.90	0.18
Institutional	1,000.00	933.71	2.16	1,000.00	1,022.56	2.26	0.45
R-1	1,000.00	929.45	6.41	1,000.00	1,018.15	6.71	1.34
R-2	1,000.00	929.83	5.79	1,000.00	1,018.79	6.06	1.21
R-3	1,000.00	930.67	4.93	1,000.00	1,019.69	5.16	1.03
R-4	1,000.00	931.41	4.02	1,000.00	1,020.63	4.21	0.84
R-5	1,000.00	931.61	3.45	1,000.00	1,021.22	3.61	0.72

High Yield Fund
Institutional	1,000.00	1,129.06	2.80	1,000.00	1,022.17	2.66	0.53

High Yield Fund I
Institutional	1,000.00	1,158.13	3.48	1,000.00	1,021.57	3.26	0.65

Income Fund
Institutional	1,000.00	1,094.48	2.65	1,000.00	1,022.27	2.56	0.51

Inflation Protection Fund
Class J	1,000.00	983.43	5.66	1,000.00	1,019.09	5.76	1.15
Institutional	1,000.00	987.82	2.02	1,000.00	1,022.76	2.06	0.41
R-1	1,000.00	984.75	6.35	1,000.00	1,018.40	6.46	1.29
R-2	1,000.00	983.36	5.70	1,000.00	1,019.04	5.81	1.16
R-3	1,000.00	984.84	4.82	1,000.00	1,019.93	4.91	0.98
R-4	1,000.00	986.29	3.89	1,000.00	1,020.88	3.96	0.79
R-5	1,000.00	986.33	3.30	1,000.00	1,021.47	3.36	0.67

International Emerging Markets Fund
Class J	1,000.00	1,123.12	10.74	1,000.00	1,014.68	10.19	2.04
Institutional	1,000.00	1,126.77	7.17	1,000.00	1,018.05	6.80	1.36
R-1	1,000.00	1,122.73	11.84	1,000.00	1,013.64	11.23	2.25
R-2	1,000.00	1,122.88	11.16	1,000.00	1,014.28	10.59	2.12
R-3	1,000.00	1,124.64	10.22	1,000.00	1,015.17	9.69	1.94
R-4	1,000.00	1,125.52	9.22	1,000.00	1,016.12	8.75	1.75
R-5	1,000.00	1,125.84	8.59	1,000.00	1,016.71	8.15	1.63

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL INVESTORS FUND, INC.
April 30, 2009 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period	Beginning	Ending	During Period
	Account Value	Account	November 1, Account Value		Account	November 1,	Annualized
	November 1,	Value	2008 to	November 1,	Value	2008 to	Expense
	2008	April 30, 2009	April 30, 2009(a)	2008	April 30, 2009	April 30, 2009(a)	Ratio

International Fund I
Institutional	$1,000.00	$944.69	$5.59	$1,000.00	$1,019.04	$5.81	1.16%
R-1	1,000.00	940.20	9.81	1,000.00	1,014.68	10.19	2.04
R-2	1,000.00	940.73	9.19	1,000.00	1,015.32	9.54	1.91
R-3	1,000.00	941.54	8.33	1,000.00	1,016.22	8.65	1.73
R-4	1,000.00	941.13	7.41	1,000.00	1,017.16	7.70	1.54
R-5	1,000.00	942.74	6.84	1,000.00	1,017.75	7.10	1.42

International Fund I
(Excluding Interest Expense)
Institutional	1,000.00	944.70	5.55	1,000.00	1,019.02	5.77	1.15
R-1	1,000.00	940.20	9.77	1,000.00	1,014.60	10.19	2.03
R-2	1,000.00	940.70	9.14	1,000.00	1,015.26	9.54	1.90
R-3	1,000.00	941.50	8.28	1,000.00	1,016.16	8.64	1.72
R-4	1,000.00	941.10	7.36	1,000.00	1,017.11	7.68	1.53
R-5	1,000.00	942.70	6.79	1,000.00	1,017.72	7.08	1.41

International Growth Fund
Class J	1,000.00	905.78	8.27	1,000.00	1,016.12	8.75	1.75
Institutional	1,000.00	907.82	4.87	1,000.00	1,019.69	5.16	1.03
R-1	1,000.00	906.77	9.03	1,000.00	1,015.32	9.54	1.91
R-2	1,000.00	905.50	8.41	1,000.00	1,015.97	8.90	1.78
R-3	1,000.00	906.27	7.56	1,000.00	1,016.86	8.00	1.60
R-4	1,000.00	906.89	6.67	1,000.00	1,017.80	7.05	1.41
R-5	1,000.00	906.90	6.10	1,000.00	1,018.40	6.46	1.29

International Value Fund I
Institutional	1,000.00	978.88	5.54	1,000.00	1,019.19	5.66	1.13

LargeCap Blend Fund I
Class J	1,000.00	899.35	5.32	1,000.00	1,019.19	5.66	1.13
Institutional	1,000.00	900.18	2.17	1,000.00	1,022.51	2.31	0.46
R-1	1,000.00	897.54	6.26	1,000.00	1,018.20	6.66	1.33
R-2	1,000.00	897.07	5.64	1,000.00	1,018.84	6.01	1.20
R-3	1,000.00	897.70	4.80	1,000.00	1,019.74	5.11	1.02
R-4	1,000.00	899.57	3.91	1,000.00	1,020.68	4.16	0.83
R-5	1,000.00	900.04	3.34	1,000.00	1,021.27	3.56	0.71

LargeCap Blend Fund II
Class J	1,000.00	929.32	6.51	1,000.00	1,018.05	6.80	1.36
Institutional	1,000.00	933.09	3.69	1,000.00	1,020.98	3.86	0.77
R-1	1,000.00	929.62	7.85	1,000.00	1,016.66	8.20	1.64
R-2	1,000.00	929.85	7.23	1,000.00	1,017.31	7.55	1.51
R-3	1,000.00	930.43	6.37	1,000.00	1,018.20	6.66	1.33
R-4	1,000.00	931.86	5.46	1,000.00	1,019.14	5.71	1.14
R-5	1,000.00	932.09	4.89	1,000.00	1,019.74	5.11	1.02

LargeCap Growth Fund
Class J	1,000.00	903.61	6.94	1,000.00	1,017.50	7.35	1.47
Institutional	1,000.00	907.18	3.07	1,000.00	1,021.57	3.26	0.65
R-1	1,000.00	901.67	7.21	1,000.00	1,017.21	7.65	1.53
R-2	1,000.00	902.16	6.60	1,000.00	1,017.85	7.00	1.40
R-3	1,000.00	903.48	5.76	1,000.00	1,018.74	6.11	1.22
R-4	1,000.00	904.46	4.86	1,000.00	1,019.69	5.16	1.03
R-5	1,000.00	904.84	4.30	1,000.00	1,020.28	4.56	0.91

LargeCap Growth Fund I
Class J	1,000.00	1,068.00	7.90	1,000.00	1,017.16	7.70	1.54
Institutional	1,000.00	1,069.92	3.80	1,000.00	1,021.12	3.71	0.74
R-1	1,000.00	1,066.29	8.30	1,000.00	1,016.76	8.10	1.62
R-2	1,000.00	1,067.96	7.64	1,000.00	1,017.41	7.45	1.49
R-3	1,000.00	1,067.54	6.72	1,000.00	1,018.30	6.56	1.31
R-4	1,000.00	1,069.68	5.75	1,000.00	1,019.24	5.61	1.12
R-5	1,000.00	1,070.63	5.13	1,000.00	1,019.84	5.01	1.00

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL INVESTORS FUND, INC.
April 30, 2009 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period	Beginning	Ending	During Period
	Account Value	Account	November 1, Account Value		Account	November 1,	Annualized
	November 1,	Value	2008 to	November 1,	Value	2008 to	Expense
	2008	April 30, 2009	April 30, 2009(a)	2008	April 30, 2009	April 30, 2009(a)	Ratio

LargeCap Growth Fund II
Class J	$1,000.00	$968.98	$8.35	$1,000.00	$1,016.31	$8.55	1.71%
Institutional	1,000.00	973.18	4.60	1,000.00	1,020.13	4.71	0.94
R-1	1,000.00	968.97	8.89	1,000.00	1,015.77	9.10	1.82
R-2	1,000.00	969.75	8.25	1,000.00	1,016.41	8.45	1.69
R-3	1,000.00	970.23	7.38	1,000.00	1,017.31	7.55	1.51
R-4	1,000.00	972.46	6.46	1,000.00	1,018.25	6.61	1.32
R-5	1,000.00	972.15	5.87	1,000.00	1,018.84	6.01	1.20

LargeCap S&P 500 Index Fund
Class J	1,000.00	910.46	3.65	1,000.00	1,020.98	3.86	0.77
Institutional	1,000.00	914.02	0.85	1,000.00	1,023.90	0.90	0.18
R-1	1,000.00	909.66	4.92	1,000.00	1,019.64	5.21	1.04
R-2	1,000.00	911.07	4.31	1,000.00	1,020.28	4.56	0.91
R-3	1,000.00	912.41	3.46	1,000.00	1,021.17	3.66	0.73
R-4	1,000.00	911.78	2.56	1,000.00	1,022.12	2.71	0.54
R-5	1,000.00	912.60	1.99	1,000.00	1,022.71	2.11	0.42

LargeCap Value Fund
Class J	1,000.00	864.55	5.73	1,000.00	1,018.65	6.21	1.24
Institutional	1,000.00	867.91	2.13	1,000.00	1,022.51	2.31	0.46
R-1	1,000.00	863.51	6.19	1,000.00	1,018.15	6.71	1.34
R-2	1,000.00	864.50	5.59	1,000.00	1,018.79	6.06	1.21
R-3	1,000.00	865.42	4.76	1,000.00	1,019.69	5.16	1.03
R-4	1,000.00	866.74	3.89	1,000.00	1,020.63	4.21	0.84
R-5	1,000.00	865.98	3.33	1,000.00	1,021.22	3.61	0.72

LargeCap Value Fund I
Institutional	1,000.00	903.22	3.78	1,000.00	1,020.83	4.01	0.80
R-1	1,000.00	898.90	7.91	1,000.00	1,016.46	8.40	1.68
R-2	1,000.00	899.78	7.30	1,000.00	1,017.11	7.75	1.55
R-3	1,000.00	899.77	6.45	1,000.00	1,018.00	6.85	1.37
R-4	1,000.00	900.96	5.56	1,000.00	1,018.94	5.91	1.18
R-5	1,000.00	902.85	5.00	1,000.00	1,019.54	5.31	1.06

LargeCap Value Fund II
Institutional	1,000.00	909.61	4.36	1,000.00	1,020.23	4.61	0.92
R-1	1,000.00	904.70	8.55	1,000.00	1,015.82	9.05	1.81
R-2	1,000.00	903.96	7.93	1,000.00	1,016.46	8.40	1.68
R-3	1,000.00	905.53	7.09	1,000.00	1,017.36	7.50	1.50
R-4	1,000.00	906.92	6.19	1,000.00	1,018.30	6.56	1.31
R-5	1,000.00	908.13	5.63	1,000.00	1,018.89	5.96	1.19

LargeCap Value Fund III
Class J	1,000.00	874.21	6.74	1,000.00	1,017.60	7.25	1.45
Institutional	1,000.00	877.84	3.68	1,000.00	1,020.88	3.96	0.79
R-1	1,000.00	873.56	7.76	1,000.00	1,016.51	8.35	1.67
R-2	1,000.00	874.53	7.16	1,000.00	1,017.16	7.70	1.54
R-3	1,000.00	875.00	6.32	1,000.00	1,018.05	6.80	1.36
R-4	1,000.00	876.04	5.44	1,000.00	1,018.99	5.86	1.17
R-5	1,000.00	876.38	4.89	1,000.00	1,019.59	5.26	1.05

MidCap Blend Fund
Class J	1,000.00	973.78	6.46	1,000.00	1,018.25	6.61	1.32
Institutional	1,000.00	976.86	3.33	1,000.00	1,021.42	3.41	0.68
R-1	1,000.00	971.71	7.53	1,000.00	1,017.16	7.70	1.54
R-2	1,000.00	972.90	6.90	1,000.00	1,017.80	7.05	1.41
R-3	1,000.00	974.32	6.02	1,000.00	1,018.70	6.16	1.23
R-4	1,000.00	974.84	5.09	1,000.00	1,019.64	5.21	1.04
R-5	1,000.00	975.69	4.51	1,000.00	1,020.23	4.61	0.92

MidCap Growth Fund
Class J	1,000.00	892.86	7.23	1,000.00	1,017.16	7.70	1.54
Institutional	1,000.00	896.87	3.34	1,000.00	1,021.27	3.56	0.71
R-1	1,000.00	891.22	7.46	1,000.00	1,016.91	7.95	1.59
R-2	1,000.00	892.19	6.85	1,000.00	1,017.55	7.30	1.46
R-3	1,000.00	892.14	6.01	1,000.00	1,018.45	6.41	1.28
R-4	1,000.00	893.50	5.12	1,000.00	1,019.39	5.46	1.09
R-5	1,000.00	894.64	4.56	1,000.00	1,019.98	4.86	0.97

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL INVESTORS FUND, INC.
April 30, 2009 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period	Beginning	Ending	During Period
	Account Value	Account	November 1, Account Value		Account	November 1,	Annualized
	November 1,	Value	2008 to	November 1,	Value	2008 to	Expense
	2008	April 30, 2009	April 30, 2009(a)	2008	April 30, 2009	April 30, 2009(a)	Ratio

MidCap Growth Fund II
Institutional	$1,000.00	$1,028.02	$5.43	$1,000.00	$1,019.44	$5.41	1.08%
R-1	1,000.00	1,023.77	9.83	1,000.00	1,015.08	9.79	1.96
R-2	1,000.00	1,025.45	9.19	1,000.00	1,015.72	9.15	1.83
R-3	1,000.00	1,025.27	8.29	1,000.00	1,016.61	8.25	1.65
R-4	1,000.00	1,026.88	7.34	1,000.00	1,017.55	7.30	1.46
R-5	1,000.00	1,026.69	6.73	1,000.00	1,018.15	6.71	1.34

MidCap Growth Fund III
Class J	1,000.00	978.11	9.02	1,000.00	1,015.67	9.20	1.84
Institutional	1,000.00	982.73	4.97	1,000.00	1,019.79	5.06	1.01
R-1	1,000.00	978.79	9.22	1,000.00	1,015.47	9.39	1.88
R-2	1,000.00	979.07	8.59	1,000.00	1,016.12	8.75	1.75
R-3	1,000.00	979.72	7.71	1,000.00	1,017.01	7.85	1.57
R-4	1,000.00	981.31	6.78	1,000.00	1,017.95	6.90	1.38
R-5	1,000.00	981.57	6.19	1,000.00	1,018.55	6.31	1.26

MidCap S&P 400 Index Fund
Class J	1,000.00	991.60	4.69	1,000.00	1,020.08	4.76	0.95
Institutional	1,000.00	995.25	0.94	1,000.00	1,023.85	0.95	0.19
R-1	1,000.00	991.64	5.23	1,000.00	1,019.54	5.31	1.06
R-2	1,000.00	991.38	4.59	1,000.00	1,020.18	4.66	0.93
R-3	1,000.00	992.13	3.70	1,000.00	1,021.08	3.76	0.75
R-4	1,000.00	994.26	2.77	1,000.00	1,022.02	2.81	0.56
R-5	1,000.00	993.86	2.18	1,000.00	1,022.61	2.21	0.44

MidCap Stock Fund
Institutional	1,000.00	993.43	3.81	1,000.00	1,020.98	3.86	0.77

MidCap Value Fund I
Class J	1,000.00	1,280.45	3.23(b)	1,000.00	1,016.12	8.75(b)	1.75
Institutional	1,000.00	950.60	4.93	1,000.00	1,019.74	5.11	1.02
R-1	1,000.00	947.60	9.13	1,000.00	1,015.42	9.44	1.89
R-2	1,000.00	947.59	8.50	1,000.00	1,016.07	8.80	1.76
R-3	1,000.00	948.26	7.63	1,000.00	1,016.96	7.90	1.58
R-4	1,000.00	948.39	6.72	1,000.00	1,017.90	6.95	1.39
R-5	1,000.00	948.42	6.14	1,000.00	1,018.50	6.36	1.27

MidCap Value Fund II
Class J	1,000.00	882.25	8.35	1,000.00	1,015.92	8.95	1.79
Institutional	1,000.00	885.10	4.86	1,000.00	1,019.64	5.21	1.04
R-1	1,000.00	881.26	8.96	1,000.00	1,015.27	9.59	1.92
R-2	1,000.00	881.72	8.35	1,000.00	1,015.92	8.95	1.79
R-3	1,000.00	883.53	7.52	1,000.00	1,016.81	8.05	1.61
R-4	1,000.00	884.43	6.63	1,000.00	1,017.75	7.10	1.42
R-5	1,000.00	883.30	6.07	1,000.00	1,018.35	6.51	1.30

MidCap Value Fund III
Class J	1,000.00	952.46	6.49	1,000.00	1,018.15	6.71	1.34
Institutional	1,000.00	955.19	3.39	1,000.00	1,021.32	3.51	0.70
R-1	1,000.00	951.50	7.65	1,000.00	1,016.96	7.90	1.58
R-2	1,000.00	950.96	7.01	1,000.00	1,017.60	7.25	1.45
R-3	1,000.00	952.45	6.15	1,000.00	1,018.50	6.36	1.27
R-4	1,000.00	954.19	5.23	1,000.00	1,019.44	5.41	1.08
R-5	1,000.00	953.51	4.65	1,000.00	1,020.03	4.81	0.96

Money Market Fund
Class J	1,000.00	1,003.25	4.27	1,000.00	1,020.53	4.31	0.86
Institutional	1,000.00	1,005.36	2.14	1,000.00	1,022.66	2.16	0.43
R-1	1,000.00	1,002.05	5.41	1,000.00	1,019.39	5.46	1.09
R-2	1,000.00	1,002.39	5.21	1,000.00	1,019.59	5.26	1.05
R-3	1,000.00	1,002.91	4.62	1,000.00	1,020.18	4.66	0.93
R-4	1,000.00	1,003.62	3.92	1,000.00	1,020.88	3.96	0.79
R-5	1,000.00	1,004.11	3.38	1,000.00	1,021.42	3.41	0.68

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL INVESTORS FUND, INC.
April 30, 2009 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period	Beginning	Ending	During Period
	Account Value	Account	November 1, Account Value		Account	November 1,	Annualized
	November 1,	Value	2008 to	November 1,	Value	2008 to	Expense
	2008	April 30, 2009	April 30, 2009(a)	2008	April 30, 2009	April 30, 2009(a)	Ratio

Mortgage Securities Fund
Class J	$1,000.00	$1,017.86	$3.76(c)	$1,000.00	$1,019.84	$5.01(c)	1.00%
Institutional	1,000.00	1,058.91	2.60	1,000.00	1,022.27	2.56	0.51
R-1	1,000.00	1,016.80	4.85(c)	1,000.00	1,018.40	6.46(c)	1.29
R-2	1,000.00	1,017.29	4.36(c)	1,000.00	1,019.04	5.81(c)	1.16
R-3	1,000.00	1,017.97	3.68(c)	1,000.00	1,019.93	4.91(c)	0.98
R-4	1,000.00	1,018.69	2.97(c)	1,000.00	1,020.88	3.96(c)	0.79
R-5	1,000.00	1,019.13	2.52(c)	1,000.00	1,021.47	3.36(c)	0.67

Preferred Securities Fund
Class J	1,000.00	1,010.37	7.93	1,000.00	1,016.91	7.95	1.59
Institutional	1,000.00	1,014.45	3.70	1,000.00	1,021.12	3.71	0.74
R-1	1,000.00	1,008.69	8.07	1,000.00	1,016.76	8.10	1.62
R-2	1,000.00	1,010.80	7.43	1,000.00	1,017.41	7.45	1.49
R-3	1,000.00	1,011.68	6.53	1,000.00	1,018.30	6.56	1.31
R-4	1,000.00	1,012.59	5.59	1,000.00	1,019.24	5.61	1.12
R-5	1,000.00	1,013.20	4.99	1,000.00	1,019.84	5.01	1.00

Principal LifeTime 2010 Fund
Class J	1,000.00	966.19	2.97	1,000.00	1,021.77	3.06	0.61
Institutional	1,000.00	969.07	0.63	1,000.00	1,024.15	0.65	0.13
R-1	1,000.00	964.80	4.92	1,000.00	1,019.79	5.06	1.01
R-2	1,000.00	964.77	4.29	1,000.00	1,020.43	4.41	0.88
R-3	1,000.00	965.95	3.41	1,000.00	1,021.32	3.51	0.70
R-4	1,000.00	965.78	2.49	1,000.00	1,022.27	2.56	0.51
R-5	1,000.00	967.01	1.90	1,000.00	1,022.86	1.96	0.39

Principal LifeTime 2015 Fund
Institutional	1,000.00	969.91	0.78	1,000.00	1,024.00	0.80	0.16
R-1	1,000.00	965.67	4.97	1,000.00	1,019.74	5.11	1.02
R-2	1,000.00	966.63	4.34	1,000.00	1,020.38	4.46	0.89
R-3	1,000.00	966.55	3.46	1,000.00	1,021.27	3.56	0.71
R-4	1,000.00	967.30	2.54	1,000.00	1,022.22	2.61	0.52
R-5	1,000.00	968.57	1.95	1,000.00	1,022.81	2.01	0.40

Principal LifeTime 2020 Fund
Class J	1,000.00	960.83	3.01	1,000.00	1,021.72	3.11	0.62
Institutional	1,000.00	963.49	0.63	1,000.00	1,024.15	0.65	0.13
R-1	1,000.00	958.77	4.91	1,000.00	1,019.79	5.06	1.01
R-2	1,000.00	960.55	4.28	1,000.00	1,020.43	4.41	0.88
R-3	1,000.00	960.44	3.40	1,000.00	1,021.32	3.51	0.70
R-4	1,000.00	961.29	2.48	1,000.00	1,022.27	2.56	0.51
R-5	1,000.00	962.60	1.90	1,000.00	1,022.86	1.96	0.39

Principal LifeTime 2025 Fund
Institutional	1,000.00	961.88	0.78	1,000.00	1,024.00	0.80	0.16
R-1	1,000.00	957.48	4.95	1,000.00	1,019.74	5.11	1.02
R-2	1,000.00	957.88	4.32	1,000.00	1,020.38	4.46	0.89
R-3	1,000.00	958.50	3.45	1,000.00	1,021.27	3.56	0.71
R-4	1,000.00	959.26	2.53	1,000.00	1,022.22	2.61	0.52
R-5	1,000.00	959.03	1.94	1,000.00	1,022.81	2.01	0.40

Principal LifeTime 2030 Fund
Class J	1,000.00	954.51	3.20	1,000.00	1,021.52	3.31	0.66
Institutional	1,000.00	956.17	0.63	1,000.00	1,024.15	0.65	0.13
R-1	1,000.00	952.48	4.89	1,000.00	1,019.79	5.06	1.01
R-2	1,000.00	954.53	4.26	1,000.00	1,020.43	4.41	0.88
R-3	1,000.00	954.30	3.39	1,000.00	1,021.32	3.51	0.70
R-4	1,000.00	955.87	2.47	1,000.00	1,022.27	2.56	0.51
R-5	1,000.00	955.52	1.89	1,000.00	1,022.86	1.96	0.39

Principal LifeTime 2035 Fund
Institutional	1,000.00	955.68	0.82	1,000.00	1,023.95	0.85	0.17
R-1	1,000.00	951.81	4.98	1,000.00	1,019.69	5.16	1.03
R-2	1,000.00	951.48	4.35	1,000.00	1,020.33	4.51	0.90
R-3	1,000.00	953.87	3.49	1,000.00	1,021.22	3.61	0.72
R-4	1,000.00	954.47	2.57	1,000.00	1,022.17	2.66	0.53
R-5	1,000.00	954.71	1.99	1,000.00	1,022.76	2.06	0.41

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL INVESTORS FUND, INC.
April 30, 2009 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period	Beginning	Ending	During Period
	Account Value	Account	November 1, Account Value		Account	November 1,	Annualized
	November 1,	Value	2008 to	November 1,	Value	2008 to	Expense
	2008	April 30, 2009	April 30, 2009(a)	2008	April 30, 2009	April 30, 2009(a)	Ratio

Principal LifeTime 2040 Fund
Class J	$1,000.00	$948.62	$3.58	$1,000.00	$1,021.12	$3.71	0.74%
Institutional	1,000.00	952.26	0.63	1,000.00	1,024.15	0.65	0.13
R-1	1,000.00	947.71	4.88	1,000.00	1,019.79	5.06	1.01
R-2	1,000.00	948.52	4.25	1,000.00	1,020.43	4.41	0.88
R-3	1,000.00	948.34	3.38	1,000.00	1,021.32	3.51	0.70
R-4	1,000.00	950.34	2.47	1,000.00	1,022.27	2.56	0.51
R-5	1,000.00	950.46	1.89	1,000.00	1,022.86	1.96	0.39

Principal LifeTime 2045 Fund
Institutional	1,000.00	952.56	0.77	1,000.00	1,024.00	0.80	0.16
R-1	1,000.00	949.44	5.08	1,000.00	1,019.59	5.26	1.05
R-2	1,000.00	949.03	4.45	1,000.00	1,020.23	4.61	0.92
R-3	1,000.00	948.70	3.58	1,000.00	1,021.12	3.71	0.74
R-4	1,000.00	950.35	2.66	1,000.00	1,022.07	2.76	0.55
R-5	1,000.00	950.93	2.08	1,000.00	1,022.66	2.16	0.43

Principal LifeTime 2050 Fund
Class J	1,000.00	944.52	4.19	1,000.00	1,020.48	4.36	0.87
Institutional	1,000.00	947.65	0.63	1,000.00	1,024.15	0.65	0.13
R-1	1,000.00	944.35	4.87	1,000.00	1,019.79	5.06	1.01
R-2	1,000.00	944.42	4.24	1,000.00	1,020.43	4.41	0.88
R-3	1,000.00	946.20	3.38	1,000.00	1,021.32	3.51	0.70
R-4	1,000.00	946.00	2.46	1,000.00	1,022.27	2.56	0.51
R-5	1,000.00	947.04	1.88	1,000.00	1,022.86	1.96	0.39

Principal LifeTime 2055 Fund
Institutional	1,000.00	953.44	0.82	1,000.00	1,023.95	0.85	0.17
R-1	1,000.00	947.34	5.07	1,000.00	1,019.59	5.26	1.05
R-2	1,000.00	948.78	4.45	1,000.00	1,020.23	4.61	0.92
R-3	1,000.00	950.32	3.58	1,000.00	1,021.12	3.71	0.74
R-4	1,000.00	951.85	2.66	1,000.00	1,022.07	2.76	0.55
R-5	1,000.00	950.46	2.08	1,000.00	1,022.66	2.16	0.43

Principal LifeTime Strategic Income
Fund
Class J	1,000.00	980.50	3.09	1,000.00	1,021.67	3.16	0.63
Institutional	1,000.00	983.74	0.69	1,000.00	1,024.10	0.70	0.14
R-1	1,000.00	979.05	4.96	1,000.00	1,019.79	5.06	1.01
R-2	1,000.00	980.50	4.32	1,000.00	1,020.43	4.41	0.88
R-3	1,000.00	981.32	3.44	1,000.00	1,021.32	3.51	0.70
R-4	1,000.00	982.24	2.51	1,000.00	1,022.27	2.56	0.51
R-5	1,000.00	981.67	1.92	1,000.00	1,022.86	1.96	0.39

Real Estate Securities Fund
Class J	1,000.00	801.79	7.06	1,000.00	1,016.96	7.90	1.58
Institutional	1,000.00	805.26	3.80	1,000.00	1,020.58	4.26	0.85
R-1	1,000.00	801.83	7.73	1,000.00	1,016.22	8.65	1.73
R-2	1,000.00	801.78	7.15	1,000.00	1,016.86	8.00	1.60
R-3	1,000.00	803.12	6.35	1,000.00	1,017.75	7.10	1.42
R-4	1,000.00	803.43	5.50	1,000.00	1,018.70	6.16	1.23
R-5	1,000.00	804.10	4.97	1,000.00	1,019.29	5.56	1.11

SAM Balanced Portfolio
Class J	1,000.00	978.70	4.66	1,000.00	1,020.08	4.76	0.95
Institutional	1,000.00	982.20	1.87	1,000.00	1,022.91	1.91	0.38
R-1	1,000.00	977.40	6.13	1,000.00	1,018.60	6.26	1.25
R-2	1,000.00	977.87	5.49	1,000.00	1,019.24	5.61	1.12
R-3	1,000.00	979.73	4.61	1,000.00	1,020.13	4.71	0.94
R-4	1,000.00	979.41	3.68	1,000.00	1,021.08	3.76	0.75
R-5	1,000.00	980.14	3.09	1,000.00	1,021.67	3.16	0.63

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL INVESTORS FUND, INC.
April 30, 2009 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period	Beginning	Ending	During Period
	Account Value	Account	November 1, Account Value		Account	November 1,	Annualized
	November 1,	Value	2008 to	November 1,	Value	2008 to	Expense
	2008	April 30, 2009	April 30, 2009(a)	2008	April 30, 2009	April 30, 2009(a)	Ratio

SAM Conservative Balanced Portfolio
Class J	$1,000.00	$1,009.28	$4.73	$1,000.00	$1,020.08	$4.76	0.95%
Institutional	1,000.00	1,012.93	1.90	1,000.00	1,022.91	1.91	0.38
R-1	1,000.00	1,007.72	6.22	1,000.00	1,018.60	6.26	1.25
R-2	1,000.00	1,008.39	5.58	1,000.00	1,019.24	5.61	1.12
R-3	1,000.00	1,010.45	4.69	1,000.00	1,020.13	4.71	0.94
R-4	1,000.00	1,009.82	3.74	1,000.00	1,021.08	3.76	0.75
R-5	1,000.00	1,011.73	3.14	1,000.00	1,021.67	3.16	0.63

SAM Conservative Growth Portfolio
Class J	1,000.00	951.88	4.60	1,000.00	1,020.08	4.76	0.95
Institutional	1,000.00	955.78	1.84	1,000.00	1,022.91	1.91	0.38
R-1	1,000.00	951.66	6.05	1,000.00	1,018.60	6.26	1.25
R-2	1,000.00	951.91	5.42	1,000.00	1,019.24	5.61	1.12
R-3	1,000.00	952.19	4.55	1,000.00	1,020.13	4.71	0.94
R-4	1,000.00	953.28	3.63	1,000.00	1,021.08	3.76	0.75
R-5	1,000.00	955.00	3.05	1,000.00	1,021.67	3.16	0.63

SAM Flexible Income Portfolio
Class J	1,000.00	1,028.37	4.78	1,000.00	1,020.08	4.76	0.95
Institutional	1,000.00	1,030.72	1.91	1,000.00	1,022.91	1.91	0.38
R-1	1,000.00	1,026.91	6.28	1,000.00	1,018.60	6.26	1.25
R-2	1,000.00	1,026.79	5.63	1,000.00	1,019.24	5.61	1.12
R-3	1,000.00	1,028.14	4.73	1,000.00	1,020.13	4.71	0.94
R-4	1,000.00	1,028.98	3.77	1,000.00	1,021.08	3.76	0.75
R-5	1,000.00	1,029.55	3.17	1,000.00	1,021.67	3.16	0.63

SAM Strategic Growth Portfolio
Class J	1,000.00	935.36	4.56	1,000.00	1,020.08	4.76	0.95
Institutional	1,000.00	938.10	1.83	1,000.00	1,022.91	1.91	0.38
R-1	1,000.00	934.04	5.99	1,000.00	1,018.60	6.26	1.25
R-2	1,000.00	935.03	5.37	1,000.00	1,019.24	5.61	1.12
R-3	1,000.00	935.42	4.51	1,000.00	1,020.13	4.71	0.94
R-4	1,000.00	936.89	3.60	1,000.00	1,021.08	3.76	0.75
R-5	1,000.00	937.21	3.03	1,000.00	1,021.67	3.16	0.63

Short-Term Bond Fund
Class J	1,000.00	971.69	5.28	1,000.00	1,019.44	5.41	1.08
Institutional	1,000.00	975.78	2.11	1,000.00	1,022.66	2.16	0.43
R-1	1,000.00	971.52	6.40	1,000.00	1,018.30	6.56	1.31
R-2	1,000.00	972.21	5.77	1,000.00	1,018.94	5.91	1.18
R-3	1,000.00	973.13	4.89	1,000.00	1,019.84	5.01	1.00
R-4	1,000.00	980.90	3.98	1,000.00	1,020.78	4.06	0.81
R-5	1,000.00	973.30	3.38	1,000.00	1,021.37	3.46	0.69

Short-Term Income Fund
Institutional	1,000.00	1,038.16	2.58	1,000.00	1,022.27	2.56	0.51

SmallCap Blend Fund
Class J	1,000.00	881.31	5.74	1,000.00	1,018.70	6.16	1.23
Institutional	1,000.00	883.54	3.69	1,000.00	1,020.88	3.96	0.79
R-1	1,000.00	879.41	7.74	1,000.00	1,016.56	8.30	1.66
R-2	1,000.00	880.16	7.13	1,000.00	1,017.21	7.65	1.53
R-3	1,000.00	880.81	6.30	1,000.00	1,018.10	6.76	1.35
R-4	1,000.00	881.75	5.41	1,000.00	1,019.04	5.81	1.16
R-5	1,000.00	882.39	4.85	1,000.00	1,019.64	5.21	1.04

SmallCap Growth Fund
Class J	1,000.00	901.96	7.59	1,000.00	1,016.81	8.05	1.61
Institutional	1,000.00	905.56	3.69	1,000.00	1,020.93	3.91	0.78
R-1	1,000.00	901.70	7.83	1,000.00	1,016.56	8.30	1.66
R-2	1,000.00	901.49	7.21	1,000.00	1,017.21	7.65	1.53
R-3	1,000.00	902.75	6.37	1,000.00	1,018.10	6.76	1.35
R-4	1,000.00	903.23	5.47	1,000.00	1,019.04	5.81	1.16
R-5	1,000.00	903.91	4.91	1,000.00	1,019.64	5.21	1.04

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL INVESTORS FUND, INC.
April 30, 2009 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period	Beginning	Ending	During Period
	Account Value	Account	November 1, Account Value		Account	November 1,	Annualized
	November 1,	Value	2008 to	November 1,	Value	2008 to	Expense
	2008	April 30, 2009	April 30, 2009(a)	2008	April 30, 2009	April 30, 2009(a)	Ratio

SmallCap Growth Fund I
Class J	$1,000.00	$996.38	$10.99	$1,000.00	$1,013.79	$11.08	2.22%
Institutional	1,000.00	998.38	5.65	1,000.00	1,019.14	5.71	1.14
R-1	1,000.00	996.62	9.95	1,000.00	1,014.83	10.04	2.01
R-2	1,000.00	994.81	9.30	1,000.00	1,015.47	9.39	1.88
R-3	1,000.00	996.60	8.42	1,000.00	1,016.36	8.50	1.70
R-4	1,000.00	996.65	7.48	1,000.00	1,017.31	7.55	1.51
R-5	1,000.00	998.35	6.89	1,000.00	1,017.90	6.95	1.39

SmallCap Growth Fund II
Class J	1,000.00	931.86	7.66	1,000.00	1,016.86	8.00	1.60
Institutional	1,000.00	934.63	4.94	1,000.00	1,019.69	5.16	1.03
R-1	1,000.00	930.28	9.09	1,000.00	1,015.37	9.49	1.90
R-2	1,000.00	931.43	8.48	1,000.00	1,016.02	8.85	1.77
R-3	1,000.00	929.63	7.61	1,000.00	1,016.91	7.95	1.59
R-4	1,000.00	930.53	6.70	1,000.00	1,017.85	7.00	1.40
R-5	1,000.00	933.21	6.14	1,000.00	1,018.45	6.41	1.28

SmallCap Growth Fund III
Institutional	1,000.00	858.41	5.44	1,000.00	1,018.94	5.91	1.18
R-1	1,000.00	854.07	9.47	1,000.00	1,014.58	10.29	2.06
R-2	1,000.00	854.52	8.87	1,000.00	1,015.22	9.64	1.93
R-3	1,000.00	855.84	8.05	1,000.00	1,016.12	8.75	1.75
R-4	1,000.00	857.14	7.18	1,000.00	1,017.06	7.80	1.56
R-5	1,000.00	856.50	6.63	1,000.00	1,017.65	7.20	1.44

SmallCap S&P 600 Index Fund
Class J	1,000.00	910.09	4.69	1,000.00	1,019.89	4.96	0.99
Institutional	1,000.00	914.49	0.85	1,000.00	1,023.90	0.90	0.18
R-1	1,000.00	910.54	4.97	1,000.00	1,019.59	5.26	1.05
R-2	1,000.00	910.77	4.36	1,000.00	1,020.23	4.61	0.92
R-3	1,000.00	911.78	3.51	1,000.00	1,021.12	3.71	0.74
R-4	1,000.00	912.65	2.61	1,000.00	1,022.07	2.76	0.55
R-5	1,000.00	913.00	2.04	1,000.00	1,022.66	2.16	0.43

SmallCap Value Fund
Class J	1,000.00	865.05	6.94	1,000.00	1,017.36	7.50	1.50
Institutional	1,000.00	868.27	3.61	1,000.00	1,020.93	3.91	0.78
R-1	1,000.00	864.86	7.58	1,000.00	1,016.66	8.20	1.64
R-2	1,000.00	865.24	6.98	1,000.00	1,017.31	7.55	1.51
R-3	1,000.00	866.23	6.15	1,000.00	1,018.20	6.66	1.33
R-4	1,000.00	866.99	5.28	1,000.00	1,019.14	5.71	1.14
R-5	1,000.00	868.25	4.72	1,000.00	1,019.74	5.11	1.02

SmallCap Value Fund I
Institutional	1,000.00	860.45	4.75	1,000.00	1,019.69	5.16	1.03
R-1	1,000.00	856.49	8.79	1,000.00	1,015.32	9.54	1.91
R-2	1,000.00	857.26	8.20	1,000.00	1,015.97	8.90	1.78
R-3	1,000.00	858.40	7.37	1,000.00	1,016.86	8.00	1.60
R-4	1,000.00	859.23	6.50	1,000.00	1,017.80	7.05	1.41
R-5	1,000.00	859.35	5.95	1,000.00	1,018.40	6.46	1.29

SmallCap Value Fund II
Class J	1,000.00	1,384.06	3.76(b)	1,000.00	1,015.12	9.74(b)	1.95
Institutional	1,000.00	917.62	4.99	1,000.00	1,019.59	5.26	1.05
R-1	1,000.00	912.54	9.15	1,000.00	1,015.22	9.64	1.93
R-2	1,000.00	912.67	8.54	1,000.00	1,015.87	9.00	1.80
R-3	1,000.00	913.99	7.69	1,000.00	1,016.76	8.10	1.62
R-4	1,000.00	915.85	6.79	1,000.00	1,017.70	7.15	1.43
R-5	1,000.00	915.75	6.22	1,000.00	1,018.30	6.56	1.31

SmallCap Value Fund III
Class J	1,000.00	879.45	9.93	1,000.00	1,014.23	10.64	2.13
Institutional	1,000.00	884.76	5.05	1,000.00	1,019.44	5.41	1.08
R-1	1,000.00	880.51	9.23	1,000.00	1,014.98	9.89	1.98
R-2	1,000.00	881.22	8.63	1,000.00	1,015.62	9.25	1.85
R-3	1,000.00	881.67	7.79	1,000.00	1,016.51	8.35	1.67
R-4	1,000.00	882.35	6.91	1,000.00	1,017.46	7.40	1.48
R-5	1,000.00	882.54	6.35	1,000.00	1,018.05	6.80	1.36

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL INVESTORS FUND, INC.
April 30, 2009 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period	Beginning	Ending	During Period
	Account Value	Account	November 1, Account Value		Account	November 1,	Annualized
	November 1,	Value	2008 to	November 1,	Value	2008 to	Expense
	2008	April 30, 2009	April 30, 2009(a)	2008	April 30, 2009	April 30, 2009(a)	Ratio

Ultra Short Bond Fund
Class J	$1,000.00	$927.99	$4.25	$1,000.00	$1,020.38	$4.46	0.89%
Institutional	1,000.00	930.30	2.01	1,000.00	1,022.71	2.11	0.42
R-1	1,000.00	926.87	5.02	1,000.00	1,019.59	5.26	1.05
R-2	1,000.00	926.00	4.58	1,000.00	1,020.03	4.81	0.96
R-3	1,000.00	926.87	3.87	1,000.00	1,020.78	4.06	0.81
R-4	1,000.00	928.24	3.39	1,000.00	1,021.27	3.56	0.71
R-5	1,000.00	927.74	3.20	1,000.00	1,021.47	3.36	0.67
West Coast Equity Fund
Institutional	1,000.00	959.45	2.92	1,000.00	1,021.82	3.01	0.60

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (March 2, 2009 to April 30, 2009), multiplied by 59/365 (to reflect the period since inception).

(c) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (December 15, 2008 to April 30, 2009), multiplied by 136/365 (to reflect the period since inception).

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

			Disciplined
	Bond & Mortgage	Core Plus Bond	LargeCap Blend
Amounts in thousands, except per share amounts	Securities Fund	Fund I	Fund

Investment in securities--at cost	$ 2,895,126	$ 1,405,518	$ 2,072,808

Foreign currency--at cost	$ –	$ 2,167	$ –

Assets
Investment in securities--at value	$ 2,440,471	$ 1,415,218	$ 1,892,206
Foreign currency--at value	–	2,175	–
Cash	11,304	14,561	10
Receivables:
Dividends and interest	21,654	4,885	2,747
Expense reimbursement from Manager	23	–	2
Expense reimbursement from Underwriter	7	–	–
Foreign currency contracts	–	47	–
Fund shares sold	9,629	1,872	677
Investment securities sold	154,429	84,113	18,034
Swap premiums paid	29,166	24	–
Unrealized gain on swap agreements	29	9	–
Variation margin on futures contracts	–	97	–
Other assets	7	–	5
Prepaid directors' expenses	3	3	–

Total Assets	2,666,722	1,523,004	1,913,681
Liabilities
Accrued management and investment advisory fees	901	496	869
Accrued administrative service fees	18	3	1
Accrued distribution fees	114	2	56
Accrued service fees	21	3	2
Accrued transfer agent fees	155	12	195
Accrued directors' expenses	–	–	4
Accrued other expenses	94	6	149
Payables:
Dividends payable	9,440	–	–

Foreign currency contracts	–	141	–
Fund shares redeemed	3,450	61	694
Investment securities purchased	558,424	467,155	16,306
Options and swaptions contracts written (premiums received $0, $507 and $0)	–	431	–
Swap premiums received	3,502	–	–
Unrealized loss on swap agreements	8,392	130	–
Variation margin on futures contracts	–	502	11

Total Liabilities	584,511	468,942	18,287

Net Assets Applicable to Outstanding Shares	$ 2,082,211	$ 1,054,062	$ 1,895,394

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,719,249	$ 1,041,062	$ 2,893,673
Accumulated undistributed (overdistributed) net investment income (operating loss)	4,113	2,173	11,816
Accumulated undistributed (overdistributed) net realized gain (loss)	(178,133)	6,432	(833,833)
Net unrealized appreciation (depreciation) of investments	(463,018)	4,476	(176,262)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	(81)	–

Total Net Assets	$ 2,082,211	$ 1,054,062	$ 1,895,394

Capital Stock (par value: $.01 a share):
Shares authorized	715,000	380,000	905,000
Net Asset Value Per Share:
Class A: Net Assets	$ 106,616	N/A	$ 183,169
Shares Issued and Outstanding	12,610		20,501
Net Asset Value per share	$ 8.45		$ 8.93
Maximum Offering Price	$ 8.78(a)		$ 9.45(b)

Class B: Net Assets	$ 12,424	N/A	$ 18,716
Shares Issued and Outstanding	1,469		2,115
Net Asset Value per share	$ 8.46(c)		$ 8.85(c)

Class C: Net Assets	$ 2,503	N/A	$ 1,689
Shares Issued and Outstanding	296		190
Net Asset Value per share	$ 8.45(c)		$ 8.88(c)

Class J: Net Assets	$ 168,862	N/A	N/A
Shares Issued and Outstanding	19,867
Net Asset Value per share	$ 8.50(c)

Institutional: Net Assets	$ 1,648,301	$ 1,033,223	$ 1,678,630
Shares Issued and Outstanding	195,018	98,681	188,624
Net Asset Value per share	$ 8.45	$ 10.47	$ 8.90

R-1: Net Assets	$ 7,610	$ 776	$ 1,093
Shares Issued and Outstanding	900	74	123
Net Asset Value per share	$ 8.45	$ 10.44	$ 8.88

R-2: Net Assets	$ 25,112	$ 1,392	$ 1,632
Shares Issued and Outstanding	2,994	133	185
Net Asset Value per share	$ 8.39	$ 10.44	$ 8.82

R-3: Net Assets	$ 40,969	$ 6,767	$ 6,129
Shares Issued and Outstanding	4,870	648	693
Net Asset Value per share	$ 8.41	$ 10.45	$ 8.84

R-4: Net Assets	$ 22,652	$ 5,299	$ 3,056
Shares Issued and Outstanding	2,653	505	344
Net Asset Value per share	$ 8.54	$ 10.48	$ 8.87

R-5: Net Assets	$ 47,162	$ 6,605	$ 1,280
Shares Issued and Outstanding	5,600	631	144
Net Asset Value per share	$ 8.42	$ 10.47	$ 8.88

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

12

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	Diversified	Equity Income	Global Diversified
Amounts in thousands, except per share amounts	International Fund	Fund	Income Fund

Investment in securities--at cost	$ 1,376,114	$ 2,072,990	$ 52,370

Foreign currency--at cost	$ 2,164	$ –	$ 5

Assets
Investment in securities--at value	$ 1,169,837	$ 1,786,433	$ 55,789
Foreign currency--at value	2,162	–	5
Cash	–	10	589
Receivables:
Dividends and interest	6,327	5,502	590
Expense reimbursement from Manager	15	–	18
Expense reimbursement from Underwriter	5	–	–
Foreign tax refund	37	–	–
Fund shares sold	373	801	341
Investment securities sold	9,734	–	522
Other assets	5	1	–

Total Assets	1,188,495	1,792,747	57,854
Liabilities
Accrued management and investment advisory fees	833	751	36
Accrued administrative service fees	20	–	–
Accrued distribution fees	137	307	–
Accrued service fees	24	–	–
Accrued transfer agent fees	364	554	6
Accrued directors' expenses	6	12	–
Accrued other expenses	747	409	29
Cash overdraft	62	–	–
Payables:
Dividends payable	–	–	340
Fund shares redeemed	1,607	2,172	54
Investment securities purchased	5,586	3,342	1,112

Total Liabilities	9,386	7,547	1,577

Net Assets Applicable to Outstanding Shares	$ 1,179,109	$ 1,785,200	$ 56,277

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,049,389	$ 2,710,192	$ 53,984
Accumulated undistributed (overdistributed) net investment income (operating loss)	7,990	11,059	(49)
Accumulated undistributed (overdistributed) net realized gain (loss)	(672,047)	(649,494)	(1,077)
Net unrealized appreciation (depreciation) of investments	(206,277)	(286,557)	3,419
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	54	–	–

Total Net Assets	$ 1,179,109	$ 1,785,200	$ 56,277

Capital Stock (par value: $.01 a share):
Shares authorized	910,000	650,000	375,000
Net Asset Value Per Share:
Class A: Net Assets	$ 224,302	$ 558,917	$ 269
Shares Issued and Outstanding	32,911	44,960	26
Net Asset Value per share	$ 6.82	$ 12.43	$ 10.33
Maximum Offering Price	$ 7.22(a)	$ 13.15(a)	$ 10.73(b)

Class B: Net Assets	$ 21,384	$ 134,945	N/A
Shares Issued and Outstanding	3,129	10,957
Net Asset Value per share	$ 6.84(c)	$ 12.32(c)

Class C: Net Assets	$ 9,405	$ 104,327	$ 100
Shares Issued and Outstanding	1,377	8,551	10
Net Asset Value per share	$ 6.83(c)	$ 12.20(c)	$ 10.31(c)

Class J: Net Assets	$ 132,995	N/A	N/A
Shares Issued and Outstanding	19,694
Net Asset Value per share	$ 6.75(c)

Institutional: Net Assets	$ 611,751	$ 987,011	$ 55,908
Shares Issued and Outstanding	90,096	79,327	5,409
Net Asset Value per share	$ 6.79	$ 12.44	$ 10.34

R-1: Net Assets	$ 6,764	N/A	N/A
Shares Issued and Outstanding	997
Net Asset Value per share	$ 6.78

R-2: Net Assets	$ 16,832	N/A	N/A
Shares Issued and Outstanding	2,495
Net Asset Value per share	$ 6.75

R-3: Net Assets	$ 54,365	N/A	N/A
Shares Issued and Outstanding	8,010
Net Asset Value per share	$ 6.79

R-4: Net Assets	$ 40,623	N/A	N/A
Shares Issued and Outstanding	5,912
Net Asset Value per share	$ 6.87

R-5: Net Assets	$ 60,688	N/A	N/A
Shares Issued and Outstanding	8,926
Net Asset Value per share	$ 6.80

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

13

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

		High Quality
	Global Real Estate	Intermediate-Term
Amounts in thousands, except per share amounts	Securities Fund	Bond Fund	High Yield Fund

Investment in securities--at cost	$ 5,451	$ 94,520	$ 2,449,098

Investment in affiliated securities--at cost	$ –	$ –	$ 35,047

Foreign currency--at cost	$ 52	$ –	$ –

Assets
Investment in securities--at value	$ 3,921	$ 75,786	$ 2,139,627
Investment in affiliated securities--at value	–	–	29,554
Foreign currency--at value	53	–	–
Cash	10	319	209
Receivables:
Dividends and interest	20	375	45,990
Expense reimbursement from Manager	11	9	–
Expense reimbursement from Underwriter	–	1	–
Foreign currency contracts	4	–	–
Fund shares sold	2	147	41,039
Investment securities sold	29	3,914	741
Swap premiums paid	–	17	–
Unrealized gain on swap agreements	–	22	7,820
Prepaid directors' expenses	–	–	9
Prepaid transfer agent fees	1	–	–

Total Assets	4,051	80,590	2,264,989
Liabilities
Accrued management and investment advisory fees	3	18	852
Accrued administrative service fees	–	2	–
Accrued distribution fees	1	11	417
Accrued service fees	–	3	–
Accrued transfer agent fees	–	14	218
Accrued directors' expenses	1	2	–
Accrued other expenses	32	19	129
Payables:
Dividends payable	–	–	18,280

Foreign currency contracts	2	–	–
Fund shares redeemed	–	189	4,166
Investment securities purchased	23	23,814	12,618
Swap premiums received	–	125	38,453
Unrealized loss on swap agreements	–	158	–
Variation margin on futures contracts	–	3	–

Total Liabilities	62	24,358	75,133

Net Assets Applicable to Outstanding Shares	$ 3,989	$ 56,232	$ 2,189,856

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 8,859	$ 91,193	$ 2,554,345
Accumulated undistributed (overdistributed) net investment income (operating loss)	(47)	989	4,866
Accumulated undistributed (overdistributed) net realized gain (loss)	(3,295)	(17,066)	(62,281)
Net unrealized appreciation (depreciation) of investments	(1,530)	(18,884)	(307,144)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	2	–	70

Total Net Assets	$ 3,989	$ 56,232	$ 2,189,856

Capital Stock (par value: $.01 a share):
Shares authorized	300,000	305,000	600,000
Net Asset Value Per Share:
Class A: Net Assets	$ 2,297	N/A	$ 1,194,430
Shares Issued and Outstanding	539		182,550
Net Asset Value per share	$ 4.27		$ 6.54
Maximum Offering Price	$ 4.52(a)		$ 6.79(b)

Class B: Net Assets	N/A	N/A	$ 58,099
Shares Issued and Outstanding			8,839
Net Asset Value per share			$ 6.57(c)

Class C: Net Assets	$ 838	N/A	$ 197,752
Shares Issued and Outstanding	199		30,068
Net Asset Value per share	$ 4.21(c)		$ 6.58(c)

Class J: Net Assets	N/A	$ 23,485	N/A
Shares Issued and Outstanding		3,170
Net Asset Value per share		$ 7.41(c)

Institutional: Net Assets	$ 854	$ 15,674	$ 739,575
Shares Issued and Outstanding	200	2,106	113,309
Net Asset Value per share	$ 4.27	$ 7.44	$ 6.53

R-1: Net Assets	N/A	$ 1,374	N/A
Shares Issued and Outstanding		185
Net Asset Value per share		$ 7.42

R-2: Net Assets	N/A	$ 3,027	N/A
Shares Issued and Outstanding		412
Net Asset Value per share		$ 7.35

R-3: Net Assets	N/A	$ 6,126	N/A
Shares Issued and Outstanding		832
Net Asset Value per share		$ 7.36

R-4: Net Assets	N/A	$ 2,278	N/A
Shares Issued and Outstanding		310
Net Asset Value per share		$ 7.35

R-5: Net Assets	N/A	$ 4,268	N/A
Shares Issued and Outstanding		579
Net Asset Value per share		$ 7.37

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

14

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

			Inflation Protection
Amounts in thousands, except per share amounts	High Yield Fund I	Income Fund	Fund

Investment in securities--at cost	$ 845,438	$ 1,035,232	$ 440,550

Assets
Investment in securities--at value	$ 765,041	$ 934,131	$ 389,590(a)
Cash	1,655	19	22,715
Receivables:
Dividends and interest	18,318	14,279	2,026
Expense reimbursement from Manager	–	9	4
Fund shares sold	188	6,007	239
Investment securities sold	10,921	–	–

Total Assets	796,123	954,445	414,574
Liabilities
Accrued management and investment advisory fees	384	368	126
Accrued distribution fees	–	83	5
Accrued service fees	–	–	1
Accrued transfer agent fees	–	64	6
Accrued directors' expenses	3	1	–
Accrued other expenses	3	24	7
Payables:
Dividends payable	–	4,975	–
Fund shares redeemed	107	455	209
Investment securities purchased	21,224	23,143	–
Variation margin on futures contracts	–	–	65
Collateral obligation on securities loaned, at value	–	–	33,639

Total Liabilities	21,721	29,113	34,058

Net Assets Applicable to Outstanding Shares	$ 774,402	$ 925,332	$ 380,516

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 903,795	$ 1,048,568	$ 520,632
Accumulated undistributed (overdistributed) net investment income (operating loss)	23,075	(10,034)	(3,636)
Accumulated undistributed (overdistributed) net realized gain (loss)	(72,071)	(12,102)	(84,924)
Net unrealized appreciation (depreciation) of investments	(80,397)	(101,101)	(51,556)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	1	–

Total Net Assets	$ 774,402	$ 925,332	$ 380,516

Capital Stock (par value: $.01 a share):
Shares authorized	150,000	600,000	680,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 134,716	$ 8,047
Shares Issued and Outstanding		16,268	1,142
Net Asset Value per share		$ 8.28	$ 7.05
Maximum Offering Price		$ 8.47(b)	$ 7.32(c)

Class B: Net Assets	N/A	$ 50,020	N/A
Shares Issued and Outstanding		6,020
Net Asset Value per share		$ 8.31(d)

Class C: Net Assets	N/A	$ 20,931	$ 1,143
Shares Issued and Outstanding		2,518	162
Net Asset Value per share		$ 8.31(d)	$ 7.04(d)

Class J: Net Assets	N/A	N/A	$ 6,468
Shares Issued and Outstanding			929
Net Asset Value per share			$ 6.96(d)

Institutional: Net Assets	$ 774,402	$ 719,665	$ 361,923
Shares Issued and Outstanding	90,495	86,708	51,787
Net Asset Value per share	$ 8.56	$ 8.30	$ 6.99

R-1: Net Assets	N/A	N/A	$ 340
Shares Issued and Outstanding			49
Net Asset Value per share			$ 6.94

R-2: Net Assets	N/A	N/A	$ 552
Shares Issued and Outstanding			80
Net Asset Value per share			$ 6.93

R-3: Net Assets	N/A	N/A	$ 981
Shares Issued and Outstanding			141
Net Asset Value per share			$ 6.95

R-4: Net Assets	N/A	N/A	$ 442
Shares Issued and Outstanding			64
Net Asset Value per share			$ 6.96

R-5: Net Assets	N/A	N/A	$ 620
Shares Issued and Outstanding			89
Net Asset Value per share			$ 6.97

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 2.25% of the offering price or 2.30% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

15

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	International
	Emerging Markets	International	International
Amounts in thousands, except per share amounts	Fund	Fund I	Growth Fund

Investment in securities--at cost	$ 923,655	$ 1,209,231	$ 1,348,248

Foreign currency--at cost	$ 4,381	$ 5,201	$ 1,198

Assets
Investment in securities--at value	$ 876,725	$ 1,045,268	$ 1,164,323
Foreign currency--at value	4,428	5,220	1,146
Cash	1,959	44,303	20
Receivables:
Dividends and interest	2,946	4,819	6,496
Expense reimbursement from Manager	11	4	5
Expense reimbursement from Underwriter	5	–	1
Foreign tax refund	142	–	–
Fund shares sold	1,617	675	244
Investment securities sold	13,960	3,229	12,416
Prepaid transfer agent fees	–	3	–

Total Assets	901,793	1,103,521	1,184,651
Liabilities
Accrued management and investment advisory fees	817	919	927
Accrued administrative service fees	7	6	5
Accrued distribution fees	83	6	17
Accrued service fees	9	7	5
Accrued transfer agent fees	204	–	22
Accrued directors' expenses	2	13	2
Accrued other expenses	751	249	339
Payables:
Fund shares redeemed	898	146	228
Investment securities purchased	20,847	3,104	6,380

Total Liabilities	23,618	4,450	7,925

Net Assets Applicable to Outstanding Shares	$ 878,175	$ 1,099,071	$ 1,176,726

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,409,694	$ 1,913,522	$ 2,255,042
Accumulated undistributed (overdistributed) net investment income (operating loss)	1,013	8,206	10,494
Accumulated undistributed (overdistributed) net realized gain (loss)	(485,568)	(662,687)	(904,927)
Net unrealized appreciation (depreciation) of investments	(46,930)	(160,015)	(183,925)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(34)	45	42

Total Net Assets	$ 878,175	$ 1,099,071	$ 1,176,726

Capital Stock (par value: $.01 a share):
Shares authorized	455,000	330,000	590,000
Net Asset Value Per Share:
Class A: Net Assets	$ 79,336	N/A	$ 2,022
Shares Issued and Outstanding	5,157		326
Net Asset Value per share	$ 15.38		$ 6.19
Maximum Offering Price	$ 16.28(a)		$ 6.55(a)

Class B: Net Assets	$ 12,546	N/A	N/A
Shares Issued and Outstanding	840
Net Asset Value per share	$ 14.93(b)

Class C: Net Assets	$ 6,794	N/A	$ 261
Shares Issued and Outstanding	447		42
Net Asset Value per share	$ 15.19(b)		$ 6.22(b)

Class J: Net Assets	$ 125,412	N/A	$ 31,276
Shares Issued and Outstanding	8,429		5,182
Net Asset Value per share	$ 14.88(b)		$ 6.04(b)

Institutional: Net Assets	$ 587,654	$ 1,049,718	$ 1,103,058
Shares Issued and Outstanding	38,435	130,112	179,029
Net Asset Value per share	$ 15.29	$ 8.07	$ 6.16

R-1: Net Assets	$ 4,690	$ 4,200	$ 1,614
Shares Issued and Outstanding	308	523	262
Net Asset Value per share	$ 15.25	$ 8.04	$ 6.17

R-2: Net Assets	$ 8,289	$ 7,924	$ 5,127
Shares Issued and Outstanding	548	987	852
Net Asset Value per share	$ 15.13	$ 8.03	$ 6.02

R-3: Net Assets	$ 18,138	$ 10,111	$ 15,645
Shares Issued and Outstanding	1,195	1,259	2,452
Net Asset Value per share	$ 15.19	$ 8.03	$ 6.38

R-4: Net Assets	$ 14,519	$ 11,074	$ 6,097
Shares Issued and Outstanding	950	1,377	998
Net Asset Value per share	$ 15.29	$ 8.04	$ 6.11

R-5: Net Assets	$ 20,797	$ 16,044	$ 11,626
Shares Issued and Outstanding	1,358	1,993	1,900
Net Asset Value per share	$ 15.32	$ 8.05	$ 6.12

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

16

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	International Value	LargeCap Blend	LargeCap Blend
Amounts in thousands, except per share amounts	Fund I	Fund I	Fund II

Investment in securities--at cost	$ 593,013	$ 834,491	$ 710,347

Foreign currency--at cost	$ 2,729	$ –	$ –

Assets
Investment in securities--at value	$ 617,934	$ 717,669	$ 582,634
Foreign currency--at value	4,446	–	–
Cash	26,277	429	20
Receivables:
Dividends and interest	2,880	785	742
Expense reimbursement from Manager	6	1	2
Expense reimbursement from Underwriter	–	2	3
Fund shares sold	127	154	422
Investment securities sold	4,905	24,145	980
Other assets	–	2	–
Prepaid directors' expenses	–	–	1

Total Assets	656,575	743,187	584,804
Liabilities
Accrued management and investment advisory fees	536	252	348
Accrued administrative service fees	–	1	8
Accrued distribution fees	–	29	54
Accrued service fees	–	1	9
Accrued transfer agent fees	–	120	80
Accrued directors' expenses	3	2	–
Accrued other expenses	107	49	53
Payables:
Fund shares redeemed	106	222	834
Investment securities purchased	15,624	28,838	436
Variation margin on futures contracts	–	8	6

Total Liabilities	16,376	29,522	1,828

Net Assets Applicable to Outstanding Shares	$ 640,199	$ 713,665	$ 582,976

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 642,625	$ 1,113,569	$ 861,460
Accumulated undistributed (overdistributed) net investment income (operating loss)	5,211	3,956	3,099
Accumulated undistributed (overdistributed) net realized gain (loss)	(32,587)	(287,029)	(153,864)
Net unrealized appreciation (depreciation) of investments	24,921	(116,831)	(127,719)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	29	–	–

Total Net Assets	$ 640,199	$ 713,665	$ 582,976

Capital Stock (par value: $.01 a share):
Shares authorized	100,000	455,000	490,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 70,462	$ 32,252
Shares Issued and Outstanding		12,340	4,850
Net Asset Value per share		$ 5.71	$ 6.65
Maximum Offering Price		$ 6.04(a)	$ 7.04(a)

Class B: Net Assets	N/A	$ 4,517	$ 11,703
Shares Issued and Outstanding		804	1,779
Net Asset Value per share		$ 5.62(b)	$ 6.58(b)

Class C: Net Assets	N/A	$ 663	$ 820
Shares Issued and Outstanding		116	124
Net Asset Value per share		$ 5.71(b)	$ 6.61(b)

Class J: Net Assets	N/A	$ 27,113	$ 81,166
Shares Issued and Outstanding		4,793	12,575
Net Asset Value per share		$ 5.66(b)	$ 6.45(b)

Institutional: Net Assets	$ 640,199	$ 603,963	$ 393,132
Shares Issued and Outstanding	76,020	106,082	59,355
Net Asset Value per share	$ 8.42	$ 5.69	$ 6.62

R-1: Net Assets	N/A	$ 716	$ 2,766
Shares Issued and Outstanding		126	418
Net Asset Value per share		$ 5.68	$ 6.61

R-2: Net Assets	N/A	$ 1,467	$ 12,759
Shares Issued and Outstanding		256	1,944
Net Asset Value per share		$ 5.72	$ 6.56

R-3: Net Assets	N/A	$ 1,068	$ 18,362
Shares Issued and Outstanding		186	2,789
Net Asset Value per share		$ 5.74	$ 6.58

R-4: Net Assets	N/A	$ 1,800	$ 10,830
Shares Issued and Outstanding		314	1,636
Net Asset Value per share		$ 5.73	$ 6.62

R-5: Net Assets	N/A	$ 1,896	$ 19,186
Shares Issued and Outstanding		329	2,904
Net Asset Value per share		$ 5.76	$ 6.61

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

17

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	LargeCap Growth	LargeCap Growth	LargeCap Growth
Amounts in thousands, except per share amounts	Fund	Fund I	Fund II

Investment in securities--at cost	$ 2,125,771	$ 1,449,888	$ 1,422,960

Assets
Investment in securities--at value	$ 1,960,061	$ 1,330,935	$ 1,347,251
Cash	10	20	4,196
Receivables:
Dividends and interest	838	623	1,101
Expense reimbursement from Manager	–	2	3
Expense reimbursement from Underwriter	1	1	1
Fund shares sold	831	826	676
Investment securities sold	–	14,060	15,047
Variation margin on futures contracts	–	–	35
Other assets	12	–	–
Prepaid directors' expenses	–	–	1

Total Assets	1,961,753	1,346,467	1,368,311
Liabilities
Accrued management and investment advisory fees	1,012	760	1,003
Accrued administrative service fees	20	5	4
Accrued distribution fees	113	26	11
Accrued service fees	23	6	5
Accrued transfer agent fees	432	76	3
Accrued other expenses	196	41	10
Payables:

Foreign currency contracts	–	–	86
Fund shares redeemed	1,876	1,168	331
Investment securities purchased	–	11,816	10,817
Variation margin on futures contracts	–	20	–

Total Liabilities	3,672	13,918	12,270

Net Assets Applicable to Outstanding Shares	$ 1,958,081	$ 1,332,549	$ 1,356,041

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,688,169	$ 1,760,403	$ 1,882,755
Accumulated undistributed (overdistributed) net investment income (operating loss)	2,346	534	1,631
Accumulated undistributed (overdistributed) net realized gain (loss)	(566,724)	(309,414)	(454,149)
Net unrealized appreciation (depreciation) of investments	(165,710)	(118,974)	(74,110)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	–	(86)

Total Net Assets	$ 1,958,081	$ 1,332,549	$ 1,356,041

Capital Stock (par value: $.01 a share):
Shares authorized	1,120,000	640,000	570,000
Net Asset Value Per Share:
Class A: Net Assets	$ 276,784	$ 30,870	$ 1,406
Shares Issued and Outstanding	50,373	5,447	247
Net Asset Value per share	$ 5.49	$ 5.67	$ 5.69
Maximum Offering Price	$ 5.49(a)	$ 6.00(a)	$ 6.02(a)

Class B: Net Assets	$ 22,669	$ 4,799	N/A
Shares Issued and Outstanding	4,269	878
Net Asset Value per share	$ 5.31(b)	$ 5.47(b)

Class C: Net Assets	$ 8,717	$ 477	$ 413
Shares Issued and Outstanding	1,615	84	73
Net Asset Value per share	$ 5.40(b)	$ 5.66(b)	$ 5.58(b)

Class J: Net Assets	$ 35,824	$ 30,967	$ 18,963
Shares Issued and Outstanding	6,828	5,802	3,568
Net Asset Value per share	$ 5.25(b)	$ 5.34(b)	$ 5.31(b)

Institutional: Net Assets	$ 1,441,126	$ 1,226,848	$ 1,300,208
Shares Issued and Outstanding	259,871	210,272	223,729
Net Asset Value per share	$ 5.55	$ 5.83	$ 5.81

R-1: Net Assets	$ 8,783	$ 1,209	$ 973
Shares Issued and Outstanding	1,622	215	173
Net Asset Value per share	$ 5.41	$ 5.63	$ 5.62

R-2: Net Assets	$ 14,128	$ 7,487	$ 6,419
Shares Issued and Outstanding	2,598	1,362	1,178
Net Asset Value per share	$ 5.44	$ 5.50	$ 5.45

R-3: Net Assets	$ 47,998	$ 11,584	$ 5,842
Shares Issued and Outstanding	8,404	2,036	1,055
Net Asset Value per share	$ 5.71	$ 5.69	$ 5.54

R-4: Net Assets	$ 34,728	$ 3,181	$ 5,443
Shares Issued and Outstanding	6,116	560	964
Net Asset Value per share	$ 5.68	$ 5.68	$ 5.65

R-5: Net Assets	$ 67,324	$ 15,127	$ 16,374
Shares Issued and Outstanding	12,003	2,628	2,876
Net Asset Value per share	$ 5.61	$ 5.76	$ 5.69

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

18

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	LargeCap S&P 500	LargeCap Value	LargeCap Value
Amounts in thousands, except per share amounts	Index Fund	Fund	Fund I

Investment in securities--at cost	$ 963,926	$ 705,668	$ 1,222,460

Assets
Investment in securities--at value	$ 744,196	$ 636,288	$ 960,694
Cash	10	10	20
Receivables:
Dividends and interest	1,042	1,186	1,163
Expense reimbursement from Manager	9	2	–
Expense reimbursement from Underwriter	9	1	–
Fund shares sold	651	171	93
Investment securities sold	–	13,442	–
Variation margin on futures contracts	12	10	–
Other assets	1	28	–
Prepaid directors' expenses	3	–	–

Total Assets	745,933	651,138	961,970
Liabilities
Accrued management and investment advisory fees	90	226	590
Accrued administrative service fees	40	2	3
Accrued distribution fees	126	48	3
Accrued service fees	48	1	3
Accrued transfer agent fees	120	162	–
Accrued directors' expenses	–	–	2
Accrued other expenses	101	73	1
Payables:
Fund shares redeemed	1,081	255	2,228
Investment securities purchased	133	12,124	–
Variation margin on futures contracts	–	–	14

Total Liabilities	1,739	12,891	2,844

Net Assets Applicable to Outstanding Shares	$ 744,194	$ 638,247	$ 959,126

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,012,115	$ 971,782	$ 1,461,115
Accumulated undistributed (overdistributed) net investment income (operating loss)	4,704	5,515	5,751
Accumulated undistributed (overdistributed) net realized gain (loss)	(53,818)	(269,774)	(245,960)
Net unrealized appreciation (depreciation) of investments	(218,807)	(69,276)	(261,780)

Total Net Assets	$ 744,194	$ 638,247	$ 959,126

Capital Stock (par value: $.01 a share):
Shares authorized	585,000	455,000	380,000
Net Asset Value Per Share:
Class A: Net Assets	$ 45,822	$ 137,413	N/A
Shares Issued and Outstanding	7,496	20,470
Net Asset Value per share	$ 6.11	$ 6.71
Maximum Offering Price	$ 6.20(a)	$ 7.10(b)

Class B: Net Assets	N/A	$ 7,269	N/A
Shares Issued and Outstanding		1,081
Net Asset Value per share		$ 6.73(c)

Class C: Net Assets	$ 2,706	$ 1,043	N/A
Shares Issued and Outstanding	445	156
Net Asset Value per share	$ 6.09(c)	$ 6.67(c)

Class J: Net Assets	$ 221,185	$ 32,468	N/A
Shares Issued and Outstanding	36,531	4,898
Net Asset Value per share	$ 6.05(c)	$ 6.63(c)

Institutional: Net Assets	$ 116,053	$ 448,021	$ 939,770
Shares Issued and Outstanding	19,030	66,877	121,517
Net Asset Value per share	$ 6.10	$ 6.70	$ 7.73

R-1: Net Assets	$ 8,812	$ 921	$ 3,305
Shares Issued and Outstanding	1,444	138	427
Net Asset Value per share	$ 6.10	$ 6.68	$ 7.73

R-2: Net Assets	$ 37,277	$ 2,675	$ 4,575
Shares Issued and Outstanding	6,095	400	594
Net Asset Value per share	$ 6.12	$ 6.68	$ 7.70

R-3: Net Assets	$ 108,119	$ 3,438	$ 3,919
Shares Issued and Outstanding	17,672	516	508
Net Asset Value per share	$ 6.12	$ 6.66	$ 7.71

R-4: Net Assets	$ 69,583	$ 1,375	$ 2,263
Shares Issued and Outstanding	11,350	206	293
Net Asset Value per share	$ 6.13	$ 6.67	$ 7.71

R-5: Net Assets	$ 134,637	$ 3,624	$ 5,294
Shares Issued and Outstanding	21,823	540	685
Net Asset Value per share	$ 6.17	$ 6.71	$ 7.73

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 1.50% of the offering price or 1.52% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

19

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	LargeCap Value	LargeCap Value	MidCap Blend
Amounts in thousands, except per share amounts	Fund II	Fund III	Fund

Investment in securities--at cost	$ 105,348	$ 1,920,925	$ 714,147

Assets
Investment in securities--at value	$ 98,614	$ 1,640,177	$ 557,742
Cash	3,400	8,683	17
Receivables:
Dividends and interest	165	3,295	264
Expense reimbursement from Manager	3	19	7
Expense reimbursement from Underwriter	–	3	5
Fund shares sold	2	115	1,396
Investment securities sold	–	16,291	–
Variation margin on futures contracts	–	70	–
Other assets	–	–	6
Prepaid directors' expenses	–	–	1

Total Assets	102,184	1,668,653	559,438
Liabilities
Accrued management and investment advisory fees	69	1,018	287
Accrued administrative service fees	1	15	3
Accrued distribution fees	–	49	140
Accrued service fees	1	18	4
Accrued transfer agent fees	–	82	340
Accrued directors' expenses	22	2	–
Accrued other expenses	15	53	156
Payables:
Fund shares redeemed	982	1,351	568
Investment securities purchased	–	24,501	–

Total Liabilities	1,090	27,089	1,498

Net Assets Applicable to Outstanding Shares	$ 101,094	$ 1,641,564	$ 557,940

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 159,545	$ 2,635,215	$ 727,096
Accumulated undistributed (overdistributed) net investment income (operating loss)	7	10,985	452
Accumulated undistributed (overdistributed) net realized gain (loss)	(51,724)	(728,197)	(13,203)
Net unrealized appreciation (depreciation) of investments	(6,734)	(276,439)	(156,405)

Total Net Assets	$ 101,094	$ 1,641,564	$ 557,940

Capital Stock (par value: $.01 a share):
Shares authorized	505,000	550,000	490,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 26,119	$ 336,343
Shares Issued and Outstanding		3,588	38,495
Net Asset Value per share		$ 7.28	$ 8.74
Maximum Offering Price		$ 7.70(a)	$ 9.25(a)

Class B: Net Assets	N/A	$ 7,525	$ 29,876
Shares Issued and Outstanding		1,028	3,469
Net Asset Value per share		$ 7.32(b)	$ 8.61(b)

Class C: Net Assets	N/A	$ 698	$ 4,192
Shares Issued and Outstanding		96	490
Net Asset Value per share		$ 7.31(b)	$ 8.55(b)

Class J: Net Assets	N/A	$ 56,211	$ 120,345
Shares Issued and Outstanding		7,852	14,192
Net Asset Value per share		$ 7.16(b)	$ 8.48(b)

Institutional: Net Assets	$ 98,490	$ 1,425,944	$ 38,451
Shares Issued and Outstanding	15,867	197,030	4,363
Net Asset Value per share	$ 6.21	$ 7.24	$ 8.81

R-1: Net Assets	$ 305	$ 4,322	$ 1,383
Shares Issued and Outstanding	49	599	162
Net Asset Value per share	$ 6.20	$ 7.22	$ 8.52

R-2: Net Assets	$ 297	$ 17,781	$ 2,552
Shares Issued and Outstanding	48	2,475	298
Net Asset Value per share	$ 6.20	$ 7.19	$ 8.55

R-3: Net Assets	$ 816	$ 47,385	$ 7,942
Shares Issued and Outstanding	131	6,388	915
Net Asset Value per share	$ 6.24	$ 7.42	$ 8.68

R-4: Net Assets	$ 143	$ 18,799	$ 5,805
Shares Issued and Outstanding	23	2,605	656
Net Asset Value per share	$ 6.21	$ 7.22	$ 8.85

R-5: Net Assets	$ 1,043	$ 36,780	$ 11,051
Shares Issued and Outstanding	168	5,072	1,260
Net Asset Value per share	$ 6.22	$ 7.25	$ 8.77

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

20

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	MidCap Growth	MidCap Growth	MidCap Growth
Amounts in thousands, except per share amounts	Fund	Fund II	Fund III

Investment in securities--at cost	$ 64,137	$ 222,407	$ 824,646

Assets
Investment in securities--at value	$ 65,219	$ 197,296	$ 771,382
Cash	10	1	5,990
Receivables:
Dividends and interest	18	59	384
Expense reimbursement from Manager	6	–	9
Expense reimbursement from Underwriter	1	–	1
Fund shares sold	231	1	162
Investment securities sold	4,176	–	13,679
Variation margin on futures contracts	–	–	12
Prepaid directors' expenses	–	–	1

Total Assets	69,661	197,357	791,620
Liabilities
Accrued management and investment advisory fees	31	155	601
Accrued administrative service fees	2	1	8
Accrued distribution fees	8	2	25
Accrued service fees	3	2	9
Accrued transfer agent fees	15	–	45
Accrued directors' expenses	2	6	–
Accrued other expenses	12	65	38
Payables:
Fund shares redeemed	26	1,668	3,150
Investment securities purchased	5,624	–	2,996
Line of credit	–	995	3,090

Total Liabilities	5,723	2,894	9,962

Net Assets Applicable to Outstanding Shares	$ 63,938	$ 194,463	$ 781,658

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 83,578	$ 375,032	$ 1,121,956
Accumulated undistributed (overdistributed) net investment income (operating loss)	(175)	(19)	(756)
Accumulated undistributed (overdistributed) net realized gain (loss)	(20,547)	(155,439)	(289,163)
Net unrealized appreciation (depreciation) of investments	1,082	(25,111)	(50,379)

Total Net Assets	$ 63,938	$ 194,463	$ 781,658

Capital Stock (par value: $.01 a share):
Shares authorized	305,000	705,000	555,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	N/A	$ 21,481
Shares Issued and Outstanding			3,535
Net Asset Value per share			$ 6.08
Maximum Offering Price			$ 6.43(a)

Class B: Net Assets	N/A	N/A	$ 4,647
Shares Issued and Outstanding			789
Net Asset Value per share			$ 5.89(b)

Class C: Net Assets	N/A	N/A	$ 835
Shares Issued and Outstanding			139
Net Asset Value per share			$ 6.00(b)

Class J: Net Assets	$ 17,772	N/A	$ 19,317
Shares Issued and Outstanding	3,952		3,324
Net Asset Value per share	$ 4.50(b)		$ 5.81(b)

Institutional: Net Assets	$ 25,425	$ 180,870	$ 666,833
Shares Issued and Outstanding	5,223	30,789	106,505
Net Asset Value per share	$ 4.87	$ 5.87	$ 6.26

R-1: Net Assets	$ 882	$ 1,463	$ 2,186
Shares Issued and Outstanding	189	261	364
Net Asset Value per share	$ 4.67	$ 5.60	$ 6.00

R-2: Net Assets	$ 1,123	$ 1,021	$ 8,551
Shares Issued and Outstanding	234	181	1,406
Net Asset Value per share	$ 4.80	$ 5.64	$ 6.08

R-3: Net Assets	$ 3,317	$ 4,387	$ 25,105
Shares Issued and Outstanding	679	772	3,995
Net Asset Value per share	$ 4.88	$ 5.68	$ 6.28

R-4: Net Assets	$ 7,348	$ 2,211	$ 20,525
Shares Issued and Outstanding	1,483	386	3,260
Net Asset Value per share	$ 4.95	$ 5.73	$ 6.30

R-5: Net Assets	$ 8,071	$ 4,511	$ 12,178
Shares Issued and Outstanding	1,610	782	1,905
Net Asset Value per share	$ 5.01	$ 5.77	$ 6.39

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

21

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	MidCap S&P 400	MidCap Stock	MidCap Value
Amounts in thousands, except per share amounts	Index Fund	Fund	Fund I

Investment in securities--at cost	$ 248,078	$ 366,322	$ 815,526

Assets
Investment in securities--at value	$ 186,078	$ 363,313	$ 706,000
Cash	370	10	4,862
Receivables:
Dividends and interest	105	111	582
Expense reimbursement from Manager	9	–	6
Expense reimbursement from Underwriter	3	–	–
Fund shares sold	904	30	154
Investment securities sold	462	2,055	5,008
Variation margin on futures contracts	3	–	14
Prepaid expenses	–	–	38

Total Assets	187,934	365,519	716,664
Liabilities
Accrued management and investment advisory fees	22	215	552
Accrued administrative service fees	13	–	2
Accrued distribution fees	21	18	2
Accrued service fees	16	–	6
Accrued transfer agent fees	17	54	12
Accrued directors' expenses	1	3	4
Accrued other expenses	13	71	–
Payables:
Fund shares redeemed	526	219	140
Investment securities purchased	–	1,516	3,525

Total Liabilities	629	2,096	4,243

Net Assets Applicable to Outstanding Shares	$ 187,305	$ 363,423	$ 712,421

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 259,075	$ 405,650	$ 1,045,157
Accumulated undistributed (overdistributed) net investment income (operating loss)	802	1,145	2,700
Accumulated undistributed (overdistributed) net realized gain (loss)	(10,780)	(40,363)	(231,436)
Net unrealized appreciation (depreciation) of investments	(61,792)	(3,009)	(104,000)

Total Net Assets	$ 187,305	$ 363,423	$ 712,421

Capital Stock (par value: $.01 a share):
Shares authorized	305,000	600,000	480,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 33,041	$ 16
Shares Issued and Outstanding		2,917	2
Net Asset Value per share		$ 11.33	$ 8.00
Maximum Offering Price		$ 11.99(a)	$ 8.00(a)

Class B: Net Assets	N/A	$ 10,227	$ 13
Shares Issued and Outstanding		981	2
Net Asset Value per share		$ 10.43(b)	$ 7.99(b)

Class C: Net Assets	N/A	$ 3,630	$ 13
Shares Issued and Outstanding		349	2
Net Asset Value per share		$ 10.42(b)	$ 7.99(b)

Class J: Net Assets	$ 24,650	N/A	$ 296
Shares Issued and Outstanding	2,854		37
Net Asset Value per share	$ 8.64(b)		$ 7.99(b)

Institutional: Net Assets	$ 38,511	$ 316,525	$ 669,879
Shares Issued and Outstanding	4,391	27,634	83,633
Net Asset Value per share	$ 8.77	$ 11.45	$ 8.01

R-1: Net Assets	$ 4,852	N/A	$ 3,388
Shares Issued and Outstanding	554		428
Net Asset Value per share	$ 8.76		$ 7.92

R-2: Net Assets	$ 15,115	N/A	$ 5,770
Shares Issued and Outstanding	1,700		729
Net Asset Value per share	$ 8.89		$ 7.91

R-3: Net Assets	$ 30,251	N/A	$ 12,964
Shares Issued and Outstanding	3,398		1,628
Net Asset Value per share	$ 8.90		$ 7.96

R-4: Net Assets	$ 18,685	N/A	$ 9,479
Shares Issued and Outstanding	2,098		1,189
Net Asset Value per share	$ 8.91		$ 7.97

R-5: Net Assets	$ 55,241	N/A	$ 10,603
Shares Issued and Outstanding	6,177		1,326
Net Asset Value per share	$ 8.94		$ 7.99

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

22

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	MidCap Value	MidCap Value	Money Market
Amounts in thousands, except per share amounts	Fund II	Fund III	Fund

Investment in securities--at cost	$ 236,704	$ 81,608	$ 2,851,423

Assets
Investment in securities--at value	$ 234,858	$ 69,912	$ 2,851,423
Cash	3,854	512	9
Receivables:
Dividends and interest	211	65	717
Expense reimbursement from Manager	9	4	113
Expense reimbursement from Underwriter	2	2	371
Fund shares sold	55	9	4,133
Investment securities sold	–	704	774
Other assets	–	–	27
Prepaid directors' expenses	–	–	15
Prepaid expenses	–	–	205

Total Assets	238,989	71,208	2,857,787
Liabilities
Accrued management and investment advisory fees	186	36	912
Accrued administrative service fees	4	1	38
Accrued distribution fees	21	23	518
Accrued service fees	4	1	91
Accrued transfer agent fees	28	23	319
Accrued directors' expenses	20	2	–
Accrued other expenses	52	31	–
Payables:
Dividends payable	–	–	115
Fund shares redeemed	826	32	8,799
Investment securities purchased	–	704	–

Total Liabilities	1,141	853	10,792

Net Assets Applicable to Outstanding Shares	$ 237,848	$ 70,355	$ 2,846,995

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 511,137	$ 114,518	$ 2,850,790
Accumulated undistributed (overdistributed) net investment income (operating loss)	611	346	–
Accumulated undistributed (overdistributed) net realized gain (loss)	(272,054)	(32,813)	(3,795)
Net unrealized appreciation (depreciation) of investments	(1,846)	(11,696)	–

Total Net Assets	$ 237,848	$ 70,355	$ 2,846,995

Capital Stock (par value: $.01 a share):
Shares authorized	440,000	305,000	17,575,000
Net Asset Value Per Share:
Class A: Net Assets	$ 4,864	N/A	$ 774,859
Shares Issued and Outstanding	692		775,821
Net Asset Value per share	$ 7.02		$ 1.00
Maximum Offering Price	$ 7.43(a)		$ 1.00

Class B: Net Assets	$ 878	N/A	$ 99,283
Shares Issued and Outstanding	126		99,354
Net Asset Value per share	$ 6.96(b)		$ 1.00(b)

Class C: Net Assets	$ 761	N/A	$ 48,235
Shares Issued and Outstanding	109		48,268
Net Asset Value per share	$ 7.00(b)		$ 1.00(b)

Class J: Net Assets	$ 39,378	$ 63,344	$ 405,050
Shares Issued and Outstanding	5,944	8,176	405,447
Net Asset Value per share	$ 6.63(b)	$ 7.75(b)	$ 1.00(b)

Class S: Net Assets	N/A	N/A	$ 944,124
Shares Issued and Outstanding			945,528
Net Asset Value per share			$ 1.00

Institutional: Net Assets	$ 160,586	$ 6	$ 235,344
Shares Issued and Outstanding	22,904	1	235,804
Net Asset Value per share	$ 7.01	$ 8.09	$ 1.00

R-1: Net Assets	$ 703	$ 309	$ 11,171
Shares Issued and Outstanding	101	40	11,180
Net Asset Value per share	$ 6.97	$ 7.82	$ 1.00

R-2: Net Assets	$ 6,724	$ 935	$ 26,802
Shares Issued and Outstanding	997	119	26,847
Net Asset Value per share	$ 6.74	$ 7.86	$ 1.00

R-3: Net Assets	$ 11,458	$ 997	$ 91,511
Shares Issued and Outstanding	1,652	127	91,617
Net Asset Value per share	$ 6.94	$ 7.83	$ 1.00

R-4: Net Assets	$ 5,814	$ 1,705	$ 36,266
Shares Issued and Outstanding	841	220	36,305
Net Asset Value per share	$ 6.92	$ 7.74	$ 1.00

R-5: Net Assets	$ 6,682	$ 3,059	$ 174,350
Shares Issued and Outstanding	961	393	174,619
Net Asset Value per share	$ 6.95	$ 7.79	$ 1.00

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

23

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	Mortgage	Preferred	Principal LifeTime
Amounts in thousands, except per share amounts	Securities Fund	Securities Fund	2010 Fund

Investment in securities--at cost	$ 1,325,009	$ 1,910,882	$ –

Investment in affiliated securities--at cost	$ –	$ –	$ 1,962,670

Assets
Investment in securities--at value	$ 1,329,703	$ 1,479,190	$ –
Investment in affiliated securities--at value	–	–	1,362,440
Cash	161	1,459	–
Receivables:
Dividends and interest	6,220	17,603	1,801
Expense reimbursement from Manager	–	44	7
Expense reimbursement from Underwriter	19	–	6
Fund shares sold	6,123	19,867	334
Investment securities sold	326	1,190	–
Other assets	19	–	–
Prepaid directors' expenses	–	5	1

Total Assets	1,342,571	1,519,358	1,364,589
Liabilities
Accrued management and investment advisory fees	492	836	133
Accrued administrative service fees	3	1	36
Accrued distribution fees	128	228	99
Accrued service fees	4	1	43
Accrued transfer agent fees	125	55	19
Accrued other expenses	80	6	17
Payables:
Dividends payable	4,324	10,513	–
Fund shares redeemed	1,819	2,022	1,689
Investment securities purchased	7,618	10,920	–

Total Liabilities	14,593	24,582	2,036

Net Assets Applicable to Outstanding Shares	$ 1,327,978	$ 1,494,776	$ 1,362,553

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,424,140	$ 2,119,120	$ 2,009,120
Accumulated undistributed (overdistributed) net investment income (operating loss)	(2,437)	1,813	9,131
Accumulated undistributed (overdistributed) net realized gain (loss)	(98,419)	(194,465)	(55,468)
Net unrealized appreciation (depreciation) of investments	4,694	(431,692)	(600,230)

Total Net Assets	$ 1,327,978	$ 1,494,776	$ 1,362,553

Capital Stock (par value: $.01 a share):
Shares authorized	855,000	505,000	585,000
Net Asset Value Per Share:
Class A: Net Assets	$ 263,503	$ 339,124	$ 24,230
Shares Issued and Outstanding	24,666	52,480	2,911
Net Asset Value per share	$ 10.68	$ 6.46	$ 8.32
Maximum Offering Price	$ 10.93(a)	$ 6.71(b)	$ 8.80(c)

Class B: Net Assets	$ 69,549	N/A	N/A
Shares Issued and Outstanding	6,515
Net Asset Value per share	$ 10.68(d)

Class C: Net Assets	$ 23,432	$ 211,292	$ 3,752
Shares Issued and Outstanding	2,197	32,700	450
Net Asset Value per share	$ 10.66(d)	$ 6.46(d)	$ 8.33(d)

Class J: Net Assets	$ 93,131	$ 14,483	$ 161,520
Shares Issued and Outstanding	8,708	2,275	19,565
Net Asset Value per share	$ 10.69(d)	$ 6.37(d)	$ 8.26(d)

Institutional: Net Assets	$ 837,971	$ 925,218	$ 857,563
Shares Issued and Outstanding	78,411	143,740	103,585
Net Asset Value per share	$ 10.69	$ 6.44	$ 8.28

R-1: Net Assets	$ 2,177	$ 665	$ 18,298
Shares Issued and Outstanding	204	104	2,222
Net Asset Value per share	$ 10.69	$ 6.42	$ 8.24

R-2: Net Assets	$ 8,846	$ 599	$ 35,085
Shares Issued and Outstanding	827	93	4,273
Net Asset Value per share	$ 10.69	$ 6.40	$ 8.21

R-3: Net Assets	$ 11,492	$ 1,495	$ 75,245
Shares Issued and Outstanding	1,075	233	9,157
Net Asset Value per share	$ 10.69	$ 6.41	$ 8.22

R-4: Net Assets	$ 4,309	$ 1,553	$ 54,675
Shares Issued and Outstanding	403	242	6,641
Net Asset Value per share	$ 10.69	$ 6.41	$ 8.23

R-5: Net Assets	$ 13,568	$ 347	$ 132,185
Shares Issued and Outstanding	1,269	54	16,027
Net Asset Value per share	$ 10.69	$ 6.42	$ 8.25

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 2.25% of the offering price or 2.30% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

24

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2015 Fund	2020 Fund	2025 Fund

Investment in affiliated securities--at cost	$ 225,523	$ 4,673,791	$ 234,907

Assets
Investment in affiliated securities--at value	$ 214,957	$ 3,187,524	$ 221,244
Receivables:
Dividends and interest	126	2,727	92
Expense reimbursement from Manager	–	11	–
Expense reimbursement from Underwriter	–	15	–
Fund shares sold	486	1,563	511
Prepaid directors' expenses	–	13	–

Total Assets	215,569	3,191,853	221,847
Liabilities
Accrued management and investment advisory fees	21	308	21
Accrued administrative service fees	6	78	7
Accrued distribution fees	6	228	6
Accrued service fees	7	94	8
Accrued transfer agent fees	–	65	–
Accrued directors' expenses	1	–	1
Accrued other expenses	2	18	2
Payables:
Fund shares redeemed	267	2,002	329

Total Liabilities	310	2,793	374

Net Assets Applicable to Outstanding Shares	$ 215,259	$ 3,189,060	$ 221,473

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 225,710	$ 4,701,535	$ 235,273
Accumulated undistributed (overdistributed) net investment income (operating loss)	662	15,596	457
Accumulated undistributed (overdistributed) net realized gain (loss)	(547)	(41,804)	(594)
Net unrealized appreciation (depreciation) of investments	(10,566)	(1,486,267)	(13,663)

Total Net Assets	$ 215,259	$ 3,189,060	$ 221,473

Capital Stock (par value: $.01 a share):
Shares authorized	400,000	760,000	400,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 51,449	N/A
Shares Issued and Outstanding		6,138
Net Asset Value per share		$ 8.38
Maximum Offering Price		$ 8.87(a)

Class B: Net Assets	N/A	$ 6,900	N/A
Shares Issued and Outstanding		820
Net Asset Value per share		$ 8.41(b)

Class C: Net Assets	N/A	$ 4,783	N/A
Shares Issued and Outstanding		571
Net Asset Value per share		$ 8.38(b)

Class J: Net Assets	N/A	$ 378,622	N/A
Shares Issued and Outstanding		45,587
Net Asset Value per share		$ 8.31(b)

Institutional: Net Assets	$ 159,766	$ 2,062,870	$ 160,369
Shares Issued and Outstanding	22,360	247,652	23,416
Net Asset Value per share	$ 7.15	$ 8.33	$ 6.85

R-1: Net Assets	$ 4,997	$ 39,116	$ 4,926
Shares Issued and Outstanding	708	4,713	725
Net Asset Value per share	$ 7.06	$ 8.30	$ 6.79

R-2: Net Assets	$ 3,282	$ 78,338	$ 3,961
Shares Issued and Outstanding	464	9,477	583
Net Asset Value per share	$ 7.07	$ 8.27	$ 6.79

R-3: Net Assets	$ 14,461	$ 169,250	$ 15,854
Shares Issued and Outstanding	2,043	20,437	2,331
Net Asset Value per share	$ 7.08	$ 8.28	$ 6.80

R-4: Net Assets	$ 16,818	$ 123,993	$ 15,131
Shares Issued and Outstanding	2,371	14,956	2,218
Net Asset Value per share	$ 7.09	$ 8.29	$ 6.82

R-5: Net Assets	$ 15,935	$ 273,739	$ 21,232
Shares Issued and Outstanding	2,244	32,958	3,107
Net Asset Value per share	$ 7.10	$ 8.31	$ 6.83

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

25

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2030 Fund	2035 Fund	2040 Fund

Investment in affiliated securities--at cost	$ 4,132,103	$ 139,728	$ 2,288,419

Assets
Investment in affiliated securities--at value	$ 2,789,421	$ 132,349	$ 1,546,176
Receivables:
Dividends and interest	1,389	33	382
Expense reimbursement from Manager	12	1	11
Expense reimbursement from Underwriter	13	–	6
Fund shares sold	1,421	610	1,242
Prepaid directors' expenses	11	–	8

Total Assets	2,792,267	132,993	1,547,825
Liabilities
Accrued management and investment advisory fees	269	12	148
Accrued administrative service fees	68	5	36
Accrued distribution fees	195	5	96
Accrued service fees	82	5	42
Accrued transfer agent fees	86	–	73
Accrued directors' expenses	–	1	–
Accrued other expenses	29	3	28
Payables:
Fund shares redeemed	1,252	189	827

Total Liabilities	1,981	220	1,250

Net Assets Applicable to Outstanding Shares	$ 2,790,286	$ 132,773	$ 1,546,575

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 4,144,375	$ 140,333	$ 2,289,070
Accumulated undistributed (overdistributed) net investment income (operating loss)	8,175	131	2,135
Accumulated undistributed (overdistributed) net realized gain (loss)	(19,582)	(312)	(2,387)
Net unrealized appreciation (depreciation) of investments	(1,342,682)	(7,379)	(742,243)

Total Net Assets	$ 2,790,286	$ 132,773	$ 1,546,575

Capital Stock (par value: $.01 a share):
Shares authorized	860,000	400,000	575,000
Net Asset Value Per Share:
Class A: Net Assets	$ 35,421	N/A	$ 21,330
Shares Issued and Outstanding	4,370		2,660
Net Asset Value per share	$ 8.11		$ 8.02
Maximum Offering Price	$ 8.58(a)		$ 8.49(a)

Class B: Net Assets	$ 5,932	N/A	$ 4,602
Shares Issued and Outstanding	727		576
Net Asset Value per share	$ 8.16(b)		$ 7.99(b)

Class C: Net Assets	$ 5,558	N/A	$ 2,452
Shares Issued and Outstanding	684		305
Net Asset Value per share	$ 8.12(b)		$ 8.03(b)

Class J: Net Assets	$ 324,456	N/A	$ 147,569
Shares Issued and Outstanding	40,215		18,290
Net Asset Value per share	$ 8.07(b)		$ 8.07(b)

Institutional: Net Assets	$ 1,815,544	$ 92,619	$ 1,056,801
Shares Issued and Outstanding	224,884	13,855	130,484
Net Asset Value per share	$ 8.07	$ 6.68	$ 8.10

R-1: Net Assets	$ 31,248	$ 3,642	$ 18,753
Shares Issued and Outstanding	3,885	549	2,327
Net Asset Value per share	$ 8.04	$ 6.64	$ 8.06

R-2: Net Assets	$ 69,955	$ 2,020	$ 35,213
Shares Issued and Outstanding	8,705	304	4,374
Net Asset Value per share	$ 8.04	$ 6.63	$ 8.05

R-3: Net Assets	$ 149,152	$ 11,889	$ 80,411
Shares Issued and Outstanding	18,506	1,787	9,997
Net Asset Value per share	$ 8.06	$ 6.65	$ 8.04

R-4: Net Assets	$ 112,190	$ 11,417	$ 59,015
Shares Issued and Outstanding	13,605	1,712	7,332
Net Asset Value per share	$ 8.25	$ 6.67	$ 8.05

R-5: Net Assets	$ 240,830	$ 11,186	$ 120,429
Shares Issued and Outstanding	29,830	1,675	14,901
Net Asset Value per share	$ 8.07	$ 6.68	$ 8.08

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

26

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2045 Fund	2050 Fund	2055 Fund

Investment in affiliated securities--at cost	$ 51,004	$ 932,202	$ 6,007

Assets
Investment in affiliated securities--at value	$ 49,350	$ 628,532	$ 5,774
Receivables:
Dividends and interest	6	61	–
Expense reimbursement from Manager	3	10	5
Expense reimbursement from Underwriter	–	1	–
Fund shares sold	249	396	52
Prepaid directors' expenses	–	3	–

Total Assets	49,608	629,003	5,831
Liabilities
Accrued management and investment advisory fees	5	60	1
Accrued administrative service fees	2	13	–
Accrued distribution fees	2	28	–
Accrued service fees	2	15	–
Accrued transfer agent fees	–	27	–
Accrued directors' expenses	2	–	2
Accrued other expenses	4	9	4
Payables:
Fund shares redeemed	11	695	–

Total Liabilities	28	847	7

Net Assets Applicable to Outstanding Shares	$ 49,580	$ 628,156	$ 5,824

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 51,303	$ 934,021	$ 6,122
Accumulated undistributed (overdistributed) net investment income (operating loss)	11	425	2
Accumulated undistributed (overdistributed) net realized gain (loss)	(80)	(2,620)	(67)
Net unrealized appreciation (depreciation) of investments	(1,654)	(303,670)	(233)

Total Net Assets	$ 49,580	$ 628,156	$ 5,824

Capital Stock (par value: $.01 a share):
Shares authorized	400,000	500,000	400,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 13,292	N/A
Shares Issued and Outstanding		1,716
Net Asset Value per share		$ 7.75
Maximum Offering Price		$ 8.20(a)

Class B: Net Assets	N/A	$ 1,461	N/A
Shares Issued and Outstanding		189
Net Asset Value per share		$ 7.71(b)

Class C: Net Assets	N/A	$ 1,318	N/A
Shares Issued and Outstanding		170
Net Asset Value per share		$ 7.74(b)

Class J: Net Assets	N/A	$ 28,970	N/A
Shares Issued and Outstanding		3,822
Net Asset Value per share		$ 7.58(b)

Institutional: Net Assets	$ 31,553	$ 472,961	$ 4,327
Shares Issued and Outstanding	4,797	61,404	660
Net Asset Value per share	$ 6.58	$ 7.70	$ 6.55

R-1: Net Assets	$ 1,360	$ 6,918	$ 225
Shares Issued and Outstanding	209	902	35
Net Asset Value per share	$ 6.50	$ 7.67	$ 6.47

R-2: Net Assets	$ 570	$ 14,937	$ 42
Shares Issued and Outstanding	88	1,950	6
Net Asset Value per share	$ 6.50	$ 7.66	$ 6.48

R-3: Net Assets	$ 7,787	$ 26,035	$ 541
Shares Issued and Outstanding	1,195	3,396	83
Net Asset Value per share	$ 6.51	$ 7.67	$ 6.50

R-4: Net Assets	$ 4,376	$ 21,947	$ 225
Shares Issued and Outstanding	670	2,857	35
Net Asset Value per share	$ 6.53	$ 7.68	$ 6.52

R-5: Net Assets	$ 3,934	$ 40,317	$ 464
Shares Issued and Outstanding	602	5,241	71
Net Asset Value per share	$ 6.54	$ 7.69	$ 6.52

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

27

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	Principal LifeTime
	Strategic Income	Real Estate	SAM Balanced
Amounts in thousands, except per share amounts	Fund	Securities Fund	Portfolio

Investment in securities--at cost	$ –	$ 1,358,927	$ –

Investment in affiliated securities--at cost	$ 618,998	$ –	$ 3,316,150

Assets
Investment in securities--at value	$ –	$ 1,118,112	$ –
Investment in affiliated securities--at value	467,940	–	2,718,973
Cash	–	10	–
Receivables:
Dividends and interest	1,002	1,113	4,655
Expense reimbursement from Manager	7	28	7
Expense reimbursement from Underwriter	2	3	4
Fund shares sold	132	554	2,265
Prepaid directors' expenses	2	–	–

Total Assets	469,085	1,119,820	2,725,904
Liabilities
Accrued management and investment advisory fees	47	703	786
Accrued administrative service fees	12	9	3
Accrued distribution fees	37	56	1,229
Accrued service fees	15	12	3
Accrued transfer agent fees	7	157	806
Accrued directors' expenses	–	2	14
Accrued other expenses	7	62	254
Payables:
Fund shares redeemed	596	1,012	5,474
Investment securities purchased	–	488	–

Total Liabilities	721	2,501	8,569

Net Assets Applicable to Outstanding Shares	$ 468,364	$ 1,117,319	$ 2,717,335

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 635,383	$ 1,915,744	$ 3,470,086
Accumulated undistributed (overdistributed) net investment income (operating loss)	3,876	1,161	3,386
Accumulated undistributed (overdistributed) net realized gain (loss)	(19,837)	(558,771)	(158,960)
Net unrealized appreciation (depreciation) of investments	(151,058)	(240,815)	(597,177)

Total Net Assets	$ 468,364	$ 1,117,319	$ 2,717,335

Capital Stock (par value: $.01 a share):
Shares authorized	500,000	730,000	1,255,000
Net Asset Value Per Share:
Class A: Net Assets	$ 15,988	$ 48,880	$ 1,425,178
Shares Issued and Outstanding	1,846	5,256	149,872
Net Asset Value per share	$ 8.66	$ 9.30	$ 9.51
Maximum Offering Price	$ 9.00(a)	$ 9.84(b)	$ 10.06(b)

Class B: Net Assets	$ 651	$ 10,209	$ 587,432
Shares Issued and Outstanding	75	1,106	61,956
Net Asset Value per share	$ 8.61(c)	$ 9.23(c)	$ 9.48(c)

Class C: Net Assets	$ 2,758	$ 3,380	$ 527,651
Shares Issued and Outstanding	319	365	56,029
Net Asset Value per share	$ 8.63(c)	$ 9.26(c)	$ 9.42(c)

Class J: Net Assets	$ 50,308	$ 79,703	$ 117,213
Shares Issued and Outstanding	5,868	8,745	12,600
Net Asset Value per share	$ 8.57(c)	$ 9.11(c)	$ 9.30(c)

Institutional: Net Assets	$ 298,722	$ 881,503	$ 37,570
Shares Issued and Outstanding	34,710	94,824	3,993
Net Asset Value per share	$ 8.61	$ 9.30	$ 9.41

R-1: Net Assets	$ 6,240	$ 2,899	$ 1,949
Shares Issued and Outstanding	726	314	207
Net Asset Value per share	$ 8.60	$ 9.23	$ 9.39

R-2: Net Assets	$ 18,240	$ 9,033	$ 452
Shares Issued and Outstanding	2,129	1,004	48
Net Asset Value per share	$ 8.57	$ 9.00	$ 9.39

R-3: Net Assets	$ 24,826	$ 25,882	$ 5,091
Shares Issued and Outstanding	2,905	2,830	542
Net Asset Value per share	$ 8.55	$ 9.15	$ 9.40

R-4: Net Assets	$ 19,012	$ 10,858	$ 4,527
Shares Issued and Outstanding	2,221	1,196	481
Net Asset Value per share	$ 8.56	$ 9.08	$ 9.40

R-5: Net Assets	$ 31,619	$ 44,972	$ 10,272
Shares Issued and Outstanding	3,674	4,947	1,093
Net Asset Value per share	$ 8.60	$ 9.09	$ 9.40

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

28

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	SAM Conservative	SAM Conservative	SAM Flexible
Amounts in thousands, except per share amounts	Balanced Portfolio	Growth Portfolio	Income Portfolio

Investment in affiliated securities--at cost	$ 650,573	$ 2,626,943	$ 760,458

Assets
Investment in affiliated securities--at value	$ 564,796	$ 2,026,882	$ 685,074
Receivables:
Dividends and interest	1,517	1,635	2,294
Expense reimbursement from Manager	5	7	6
Expense reimbursement from Underwriter	2	2	1
Fund shares sold	1,553	1,652	815
Prepaid directors' expenses	–	–	1

Total Assets	567,873	2,030,178	688,191
Liabilities
Accrued management and investment advisory fees	163	584	199
Accrued administrative service fees	1	2	–
Accrued distribution fees	263	954	322
Accrued service fees	1	2	1
Accrued transfer agent fees	95	764	140
Accrued directors' expenses	–	15	–
Accrued other expenses	11	210	20
Payables:
Fund shares redeemed	1,309	3,096	1,352

Total Liabilities	1,843	5,627	2,034

Net Assets Applicable to Outstanding Shares	$ 566,030	$ 2,024,551	$ 686,157

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 665,676	$ 2,730,203	$ 778,419
Accumulated undistributed (overdistributed) net investment income (operating loss)	1,322	6,676	2,112
Accumulated undistributed (overdistributed) net realized gain (loss)	(15,191)	(112,267)	(18,990)
Net unrealized appreciation (depreciation) of investments	(85,777)	(600,061)	(75,384)

Total Net Assets	$ 566,030	$ 2,024,551	$ 686,157

Capital Stock (par value: $.01 a share):
Shares authorized	855,000	1,255,000	955,000
Net Asset Value Per Share:
Class A: Net Assets	$ 239,389	$ 1,010,719	$ 354,860
Shares Issued and Outstanding	28,629	104,670	38,149
Net Asset Value per share	$ 8.36	$ 9.66	$ 9.30
Maximum Offering Price	$ 8.85(a)	$ 10.22(a)	$ 9.66(b)

Class B: Net Assets	$ 94,354	$ 421,090	$ 147,653
Shares Issued and Outstanding	11,307	45,259	15,895
Net Asset Value per share	$ 8.35(c)	$ 9.30(c)	$ 9.29(c)

Class C: Net Assets	$ 147,156	$ 482,656	$ 151,762
Shares Issued and Outstanding	17,724	52,452	16,436
Net Asset Value per share	$ 8.30(c)	$ 9.20(c)	$ 9.23(c)

Class J: Net Assets	$ 53,886	$ 64,205	$ 20,475
Shares Issued and Outstanding	6,498	6,792	2,212
Net Asset Value per share	$ 8.29(c)	$ 9.45(c)	$ 9.26(c)

Institutional: Net Assets	$ 24,118	$ 30,018	$ 8,065
Shares Issued and Outstanding	2,904	3,157	869
Net Asset Value per share	$ 8.31	$ 9.51	$ 9.28

R-1: Net Assets	$ 437	$ 1,424	$ 186
Shares Issued and Outstanding	53	151	20
Net Asset Value per share	$ 8.30	$ 9.44	$ 9.27

R-2: Net Assets	$ 794	$ 1,684	$ 123
Shares Issued and Outstanding	96	179	13
Net Asset Value per share	$ 8.30	$ 9.43	$ 9.28

R-3: Net Assets	$ 1,715	$ 2,018	$ 1,283
Shares Issued and Outstanding	207	213	138
Net Asset Value per share	$ 8.31	$ 9.47	$ 9.27

R-4: Net Assets	$ 3,065	$ 5,297	$ 969
Shares Issued and Outstanding	369	558	105
Net Asset Value per share	$ 8.30	$ 9.49	$ 9.27

R-5: Net Assets	$ 1,116	$ 5,440	$ 781
Shares Issued and Outstanding	134	575	84
Net Asset Value per share	$ 8.31	$ 9.48	$ 9.27

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

29

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	SAM Strategic	Short-Term Bond	Short-Term Income
Amounts in thousands, except per share amounts	Growth Portfolio	Fund	Fund

Investment in securities--at cost	$ –	$ 172,126	$ 290,512

Investment in affiliated securities--at cost	$ 1,693,699	$ –	$ –

Assets
Investment in securities--at value	$ –	$ 134,081	$ 281,876
Investment in affiliated securities--at value	1,256,924	–	–
Cash	–	39	63
Receivables:
Dividends and interest	564	1,756	2,761
Expense reimbursement from Manager	10	10	1
Expense reimbursement from Underwriter	2	2	–
Fund shares sold	643	768	4,847
Investment securities sold	–	280	–
Variation margin on futures contracts	–	–	3

Total Assets	1,258,143	136,936	289,551
Liabilities
Accrued management and investment advisory fees	361	44	111
Accrued administrative service fees	1	1	–
Accrued distribution fees	588	24	17
Accrued service fees	1	1	–
Accrued transfer agent fees	648	45	19
Accrued directors' expenses	9	1	2
Accrued other expenses	172	43	5
Payables:
Dividends payable	–	632	961
Fund shares redeemed	1,507	133	209

Total Liabilities	3,287	924	1,324

Net Assets Applicable to Outstanding Shares	$ 1,254,856	$ 136,012	$ 288,227

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,778,473	$ 194,717	$ 303,958
Accumulated undistributed (overdistributed) net investment income (operating loss)	10,858	(694)	28
Accumulated undistributed (overdistributed) net realized gain (loss)	(97,700)	(19,966)	(6,958)
Net unrealized appreciation (depreciation) of investments	(436,775)	(38,045)	(8,801)

Total Net Assets	$ 1,254,856	$ 136,012	$ 288,227

Capital Stock (par value: $.01 a share):
Shares authorized	1,055,000	655,000	550,000
Net Asset Value Per Share:
Class A: Net Assets	$ 626,445	$ 52,768	$ 58,781
Shares Issued and Outstanding	61,210	6,625	5,182
Net Asset Value per share	$ 10.23	$ 7.97	$ 11.34
Maximum Offering Price	$ 10.83(a)	$ 8.15(b)	$ 11.60(b)

Class B: Net Assets	$ 271,296	N/A	N/A
Shares Issued and Outstanding	28,237
Net Asset Value per share	$ 9.61(c)

Class C: Net Assets	$ 281,252	$ 2,723	$ 14,828
Shares Issued and Outstanding	29,199	341	1,306
Net Asset Value per share	$ 9.63(c)	$ 7.97(c)	$ 11.35(c)

Class J: Net Assets	$ 52,340	$ 39,731	N/A
Shares Issued and Outstanding	5,222	4,978
Net Asset Value per share	$ 10.02(c)	$ 7.98(c)

Institutional: Net Assets	$ 16,150	$ 36,250	$ 214,618
Shares Issued and Outstanding	1,604	4,548	18,919
Net Asset Value per share	$ 10.07	$ 7.97	$ 11.34

R-1: Net Assets	$ 1,628	$ 456	N/A
Shares Issued and Outstanding	163	57
Net Asset Value per share	$ 10.00	$ 7.97

R-2: Net Assets	$ 303	$ 153	N/A
Shares Issued and Outstanding	30	19
Net Asset Value per share	$ 10.03	$ 7.99

R-3: Net Assets	$ 2,234	$ 2,729	N/A
Shares Issued and Outstanding	223	341
Net Asset Value per share	$ 10.03	$ 8.01

R-4: Net Assets	$ 2,030	$ 90	N/A
Shares Issued and Outstanding	202	11
Net Asset Value per share	$ 10.05	$ 7.95

R-5: Net Assets	$ 1,178	$ 1,112	N/A
Shares Issued and Outstanding	117	140
Net Asset Value per share	$ 10.04	$ 7.94

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 2.25% of the offering price or 2.30% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

30

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	SmallCap Blend	SmallCap Growth	SmallCap Growth
Amounts in thousands, except per share amounts	Fund	Fund	Fund I

Investment in securities--at cost	$ 175,825	$ 233,433	$ 155,852

Assets
Investment in securities--at value	$ 160,486	$ 201,917	$ 145,443
Cash	378	10	10
Receivables:
Dividends and interest	102	23	1
Expense reimbursement from Manager	5	10	2
Expense reimbursement from Underwriter	3	–	–
Fund shares sold	18	44	978
Investment securities sold	4,698	1,439	1,662
Other assets	1	–	–

Total Assets	165,691	203,443	148,096
Liabilities
Accrued management and investment advisory fees	95	118	121
Accrued administrative service fees	1	1	1
Accrued distribution fees	42	15	4
Accrued service fees	1	1	2
Accrued transfer agent fees	121	71	3
Accrued directors' expenses	1	2	2
Accrued other expenses	77	61	13
Payables:
Fund shares redeemed	241	24	14
Investment securities purchased	4,359	1,630	2,513
Variation margin on futures contracts	19	–	–

Total Liabilities	4,957	1,923	2,673

Net Assets Applicable to Outstanding Shares	$ 160,734	$ 201,520	$ 145,423

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 259,888	$ 334,060	$ 206,134
Accumulated undistributed (overdistributed) net investment income (operating loss)	32	(431)	(475)
Accumulated undistributed (overdistributed) net realized gain (loss)	(84,935)	(100,593)	(49,827)
Net unrealized appreciation (depreciation) of investments	(14,251)	(31,516)	(10,409)

Total Net Assets	$ 160,734	$ 201,520	$ 145,423

Capital Stock (par value: $.01 a share):
Shares authorized	455,000	705,000	290,000
Net Asset Value Per Share:
Class A: Net Assets	$ 54,760	$ 24,948	N/A
Shares Issued and Outstanding	6,013	5,110
Net Asset Value per share	$ 9.11	$ 4.88
Maximum Offering Price	$ 9.64(a)	$ 5.16(a)

Class B: Net Assets	$ 7,221	$ 2,179	N/A
Shares Issued and Outstanding	822	457
Net Asset Value per share	$ 8.79(b)	$ 4.77(b)

Class C: Net Assets	$ 694	$ 970	N/A
Shares Issued and Outstanding	78	201
Net Asset Value per share	$ 8.97(b)	$ 4.82(b)

Class J: Net Assets	$ 68,277	$ 19,181	$ 7,019
Shares Issued and Outstanding	7,799	4,172	1,276
Net Asset Value per share	$ 8.75(b)	$ 4.60(b)	$ 5.50(b)

Institutional: Net Assets	$ 25,145	$ 146,084	$ 126,302
Shares Issued and Outstanding	2,701	29,351	20,528
Net Asset Value per share	$ 9.31	$ 4.98	$ 6.15

R-1: Net Assets	$ 184	$ 451	$ 369
Shares Issued and Outstanding	20	95	63
Net Asset Value per share	$ 8.97	$ 4.77	$ 5.90

R-2: Net Assets	$ 1,115	$ 360	$ 1,410
Shares Issued and Outstanding	125	74	245
Net Asset Value per share	$ 8.96	$ 4.85	$ 5.75

R-3: Net Assets	$ 583	$ 1,740	$ 2,340
Shares Issued and Outstanding	64	354	400
Net Asset Value per share	$ 9.09	$ 4.92	$ 5.86

R-4: Net Assets	$ 1,577	$ 2,466	$ 2,037
Shares Issued and Outstanding	170	490	342
Net Asset Value per share	$ 9.24	$ 5.04	$ 5.95

R-5: Net Assets	$ 1,178	$ 3,141	$ 5,946
Shares Issued and Outstanding	126	619	983
Net Asset Value per share	$ 9.33	$ 5.08	$ 6.05

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

31

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	SmallCap Growth	SmallCap Growth	SmallCap S&P 600
Amounts in thousands, except per share amounts	Fund II	Fund III	Index Fund

Investment in securities--at cost	$ 354,478	$ 146,126	$ 503,698

Assets
Investment in securities--at value	$ 313,737	$ 165,295	$ 347,548
Cash	5,471	6,711	586
Receivables:
Dividends and interest	28	–	283
Expense reimbursement from Manager	15	–	6
Expense reimbursement from Underwriter	1	–	2
Fund shares sold	20	16	544
Investment securities sold	2,833	2,225	10

Total Assets	322,105	174,247	348,979
Liabilities
Accrued management and investment advisory fees	251	150	40
Accrued administrative service fees	4	–	14
Accrued distribution fees	13	–	32
Accrued service fees	5	1	17
Accrued transfer agent fees	37	–	42
Accrued directors' expenses	1	3	1
Accrued other expenses	35	57	21
Payables:
Fund shares redeemed	738	351	196
Investment securities purchased	2,805	4,189	48
Variation margin on futures contracts	70	–	38

Total Liabilities	3,959	4,751	449

Net Assets Applicable to Outstanding Shares	$ 318,146	$ 169,496	$ 348,530

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 478,731	$ 337,402	$ 539,337
Accumulated undistributed (overdistributed) net investment income (operating loss)	(1,034)	(142)	1,309
Accumulated undistributed (overdistributed) net realized gain (loss)	(121,024)	(186,933)	(36,363)
Net unrealized appreciation (depreciation) of investments	(38,527)	19,169	(155,753)

Total Net Assets	$ 318,146	$ 169,496	$ 348,530

Capital Stock (par value: $.01 a share):
Shares authorized	440,000	280,000	305,000
Net Asset Value Per Share:
Class A: Net Assets	$ 9,551	N/A	N/A
Shares Issued and Outstanding	1,873
Net Asset Value per share	$ 5.10
Maximum Offering Price	$ 5.40(a)

Class B: Net Assets	$ 3,056	N/A	N/A
Shares Issued and Outstanding	618
Net Asset Value per share	$ 4.95(b)

Class C: Net Assets	$ 438	N/A	N/A
Shares Issued and Outstanding	87
Net Asset Value per share	$ 5.02(b)

Class J: Net Assets	$ 13,606	N/A	$ 55,749
Shares Issued and Outstanding	2,926		5,799
Net Asset Value per share	$ 4.65(b)		$ 9.61(b)

Institutional: Net Assets	$ 255,036	$ 165,513	$ 161,117
Shares Issued and Outstanding	48,222	28,452	16,182
Net Asset Value per share	$ 5.29	$ 5.82	$ 9.96

R-1: Net Assets	$ 1,120	$ 326	$ 4,107
Shares Issued and Outstanding	221	59	415
Net Asset Value per share	$ 5.07	$ 5.56	$ 9.90

R-2: Net Assets	$ 5,596	$ 401	$ 14,246
Shares Issued and Outstanding	1,145	72	1,417
Net Asset Value per share	$ 4.89	$ 5.58	$ 10.05

R-3: Net Assets	$ 6,615	$ 1,097	$ 34,846
Shares Issued and Outstanding	1,316	195	3,443
Net Asset Value per share	$ 5.02	$ 5.64	$ 10.12

R-4: Net Assets	$ 5,242	$ 446	$ 22,336
Shares Issued and Outstanding	1,029	78	2,194
Net Asset Value per share	$ 5.09	$ 5.70	$ 10.18

R-5: Net Assets	$ 17,886	$ 1,713	$ 56,129
Shares Issued and Outstanding	3,461	299	5,500
Net Asset Value per share	$ 5.17	$ 5.73	$ 10.20

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

32

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	SmallCap Value	SmallCap Value	SmallCap Value
Amounts in thousands, except per share amounts	Fund	Fund I	Fund II

Investment in securities--at cost	$ 445,385	$ 374,755	$ 270,967

Assets
Investment in securities--at value	$ 373,570	$ 272,746	$ 150,835
Cash	10	1,890	766
Receivables:
Dividends and interest	283	348	75
Expense reimbursement from Manager	8	–	5
Expense reimbursement from Underwriter	1	–	–
Fund shares sold	107	37	12
Investment securities sold	121	181	339

Total Assets	374,100	275,202	152,032
Liabilities
Accrued management and investment advisory fees	220	214	116
Accrued administrative service fees	5	4	1
Accrued distribution fees	23	4	1
Accrued service fees	6	5	1
Accrued transfer agent fees	48	–	–
Accrued directors' expenses	2	3	4
Accrued other expenses	26	21	2
Payables:
Fund shares redeemed	119	541	485
Investment securities purchased	314	268	1,138
Variation margin on futures contracts	–	98	–

Total Liabilities	763	1,158	1,748

Net Assets Applicable to Outstanding Shares	$ 373,337	$ 274,044	$ 150,284

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 603,976	$ 464,534	$ 301,016
Accumulated undistributed (overdistributed) net investment income (operating loss)	1,391	1,229	143
Accumulated undistributed (overdistributed) net realized gain (loss)	(160,215)	(93,020)	(30,743)
Net unrealized appreciation (depreciation) of investments	(71,815)	(98,699)	(120,132)

Total Net Assets	$ 373,337	$ 274,044	$ 150,284

Capital Stock (par value: $.01 a share):
Shares authorized	830,000	265,000	305,000
Net Asset Value Per Share:
Class A: Net Assets	$ 12,499	N/A	N/A
Shares Issued and Outstanding	1,175
Net Asset Value per share	$ 10.64
Maximum Offering Price	$ 11.26(a)

Class B: Net Assets	$ 2,266	N/A	N/A
Shares Issued and Outstanding	218
Net Asset Value per share	$ 10.42(b)

Class C: Net Assets	$ 2,932	N/A	N/A
Shares Issued and Outstanding	278
Net Asset Value per share	$ 10.53(b)

Class J: Net Assets	$ 35,647	N/A	$ 187
Shares Issued and Outstanding	3,463		33
Net Asset Value per share	$ 10.29(b)		$ 5.73(b)

Institutional: Net Assets	$ 277,890	$ 241,072	$ 140,694
Shares Issued and Outstanding	26,116	25,454	24,562
Net Asset Value per share	$ 10.64	$ 9.47	$ 5.73

R-1: Net Assets	$ 1,251	$ 1,564	$ 242
Shares Issued and Outstanding	119	167	44
Net Asset Value per share	$ 10.52	$ 9.37	$ 5.55

R-2: Net Assets	$ 4,787	$ 5,074	$ 638
Shares Issued and Outstanding	455	547	115
Net Asset Value per share	$ 10.53	$ 9.27	$ 5.56

R-3: Net Assets	$ 9,856	$ 8,246	$ 4,792
Shares Issued and Outstanding	927	883	851
Net Asset Value per share	$ 10.63	$ 9.34	$ 5.63

R-4: Net Assets	$ 5,958	$ 5,457	$ 1,403
Shares Issued and Outstanding	558	579	248
Net Asset Value per share	$ 10.68	$ 9.43	$ 5.66

R-5: Net Assets	$ 20,251	$ 12,631	$ 2,328
Shares Issued and Outstanding	1,886	1,339	409
Net Asset Value per share	$ 10.74	$ 9.44	$ 5.69

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

33

STATEMENT OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	SmallCap Value	Ultra Short Bond	West Coast Equity
Amounts in thousands, except per share amounts	Fund III	Fund	Fund

Investment in securities--at cost	$ 97,087	$ 180,898	$ 662,981

Assets
Investment in securities--at value	$ 88,230	$ 143,621	$ 802,183
Cash	286	26	10
Receivables:
Dividends and interest	124	1,124	919
Expense reimbursement from Manager	6	1	–
Expense reimbursement from Underwriter	1	–	–
Fund shares sold	14	295	263
Investment securities sold	–	2,510	2,902

Total Assets	88,661	147,577	806,277
Liabilities
Accrued management and investment advisory fees	72	45	368
Accrued administrative service fees	1	1	–
Accrued distribution fees	4	–	137
Accrued service fees	1	2	–
Accrued transfer agent fees	2	8	262
Accrued directors' expenses	21	2	3
Accrued other expenses	24	21	209
Payables:
Dividends payable	–	291	–
Fund shares redeemed	348	72	744
Investment securities purchased	–	–	2,641

Total Liabilities	473	442	4,364

Net Assets Applicable to Outstanding Shares	$ 88,188	$ 147,135	$ 801,913

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 143,245	$ 211,958	$ 691,832
Accumulated undistributed (overdistributed) net investment income (operating loss)	94	(175)	3,115
Accumulated undistributed (overdistributed) net realized gain (loss)	(46,294)	(27,371)	(32,236)
Net unrealized appreciation (depreciation) of investments	(8,857)	(37,277)	139,202

Total Net Assets	$ 88,188	$ 147,135	$ 801,913

Capital Stock (par value: $.01 a share):
Shares authorized	305,000	695,000	600,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 2,514	$ 341,906
Shares Issued and Outstanding		357	12,359
Net Asset Value per share		$ 7.03	$ 27.67
Maximum Offering Price		$ 7.10(a)	$ 29.28(b)

Class B: Net Assets	N/A	N/A	$ 76,578
Shares Issued and Outstanding			3,224
Net Asset Value per share			$ 23.76(c)

Class C: Net Assets	N/A	$ 724	$ 10,981
Shares Issued and Outstanding		103	459
Net Asset Value per share		$ 7.05(c)	$ 23.89(c)

Class J: Net Assets	$ 6,402	$ 17,886	N/A
Shares Issued and Outstanding	1,019	2,561
Net Asset Value per share	$ 6.28(c)	$ 6.99(c)

Institutional: Net Assets	$ 72,464	$ 117,468	$ 372,448
Shares Issued and Outstanding	10,358	16,697	13,336
Net Asset Value per share	$ 7.00	$ 7.04	$ 27.93

R-1: Net Assets	$ 269	$ 9	N/A
Shares Issued and Outstanding	40	1
Net Asset Value per share	$ 6.68	$ 6.99

R-2: Net Assets	$ 1,214	$ 5,540	N/A
Shares Issued and Outstanding	190	793
Net Asset Value per share	$ 6.41	$ 6.98

R-3: Net Assets	$ 3,526	$ 2,176	N/A
Shares Issued and Outstanding	537	311
Net Asset Value per share	$ 6.57	$ 7.00

R-4: Net Assets	$ 740	$ 8	N/A
Shares Issued and Outstanding	110	1
Net Asset Value per share	$ 6.71	$ 6.97

R-5: Net Assets	$ 3,573	$ 810	N/A
Shares Issued and Outstanding	523	116
Net Asset Value per share	$ 6.83	$ 7.02

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 1.00% of the offering price or 1.01% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

34

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

			Disciplined
	Bond & Mortgage	Core Plus Bond	LargeCap Blend
Amounts in thousands	Securities Fund	Fund I	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 2,330	$ 416	$ 25,103
Interest	70,279	9,627	34
Securities lending - net	1,016	–	–

Total Income	73,625	10,043	25,137
Expenses:
Management and investment advisory fees	5,841	1,490	5,185
Distribution fees - Class A	134	N/A	229
Distribution fees - Class B	67	N/A	101
Distribution fees - Class C	12	N/A	8
Distribution fees - Class J	384	N/A	N/A
Distribution fees - R-1	12	–	2
Distribution fees - R-2	38	–	2
Distribution fees - R-3	53	4	8
Distribution fees - R-4	11	2	1
Administrative service fees - R-1	10	–	1
Administrative service fees - R-2	25	–	2
Administrative service fees - R-3	32	3	4
Administrative service fees - R-4	14	2	2
Administrative service fees - R-5	29	2	1
Registration fees - Class A	8	N/A	10
Registration fees - Class B	8	N/A	7
Registration fees - Class C	8	N/A	8
Registration fees - Class J	10	N/A	N/A
Registration fees - Institutional	7	8	8
Service fees - R-1	9	–	1
Service fees - R-2	32	1	2
Service fees - R-3	37	3	5
Service fees - R-4	16	2	2
Service fees - R-5	39	3	1
Shareholder reports - Class A	14	N/A	47
Shareholder reports - Class B	3	N/A	12
Shareholder reports - Class J	19	N/A	N/A
Transfer agent fees - Class A	166	N/A	330
Transfer agent fees - Class B	35	N/A	76
Transfer agent fees - Class C	6	N/A	5
Transfer agent fees - Class J	140	N/A	N/A
Transfer agent fees - Institutional	1	12	1
Custodian fees	10	13	6
Directors' expenses	9	2	9
Professional fees	9	9	8
Other expenses	54	3	17

Total Gross Expenses	7,302	1,559	6,101
Less: Reimbursement from Manager - Class A	99	N/A	–
Less: Reimbursement from Manager - Class B	41	N/A	–
Less: Reimbursement from Manager - Class C	11	N/A	12
Less: Reimbursement from Underwriter - Class J	43	N/A	N/A

Total Net Expenses	7,108	1,559	6,089

Net Investment Income (Loss)	66,517	8,484	19,048

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(109,745)	10,652	(450,279)
Foreign currency transactions	–	(235)	–
Futures contracts	3,872	(3,233)	(14,443)
Options and swaptions	–	65	–
Change in unrealized appreciation/depreciation of:
Investments	89,075	10,879	259,318
Futures contracts	276	(5,706)	3,341
Options and swaptions	–	(428)	–
Swap agreements	(5,976)	(121)	–
Translation of assets and liabilities in foreign currencies	–	(71)	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(22,498)	11,802	(202,063)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 44,019	$ 20,286	$ (183,015)

See accompanying notes.

35

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	Diversified		Global Diversified
Amounts in thousands	International Fund	Equity Income Fund	Income Fund(a)

Net Investment Income (Operating Loss)
Income:
Dividends	$ 21,201	$ 41,095	$ 683
Withholding tax	(2,916)	–	(34)
Interest	11	970	856
Securities lending - net	34	5	–

Total Income	18,330	42,070	1,505
Expenses:
Management and investment advisory fees	5,061	4,682	146
Distribution fees - Class A	280	722	–
Distribution fees - Class B	115	715	N/A
Distribution fees - Class C	48	550	–
Distribution fees - Class J	293	N/A	N/A
Distribution fees - R-1	11	N/A	N/A
Distribution fees - R-2	24	N/A	N/A
Distribution fees - R-3	65	N/A	N/A
Distribution fees - R-4	19	N/A	N/A
Administrative service fees - R-1	9	N/A	N/A
Administrative service fees - R-2	16	N/A	N/A
Administrative service fees - R-3	39	N/A	N/A
Administrative service fees - R-4	24	N/A	N/A
Administrative service fees - R-5	32	N/A	N/A
Registration fees - Class A	11	36	11
Registration fees - Class B	8	12	N/A
Registration fees - Class C	8	11	11
Registration fees - Class J	12	N/A	N/A
Registration fees - Institutional	7	8	7
Service fees - R-1	8	N/A	N/A
Service fees - R-2	21	N/A	N/A
Service fees - R-3	44	N/A	N/A
Service fees - R-4	28	N/A	N/A
Service fees - R-5	43	N/A	N/A
Shareholder reports - Class A	52	99	1
Shareholder reports - Class B	11	47	N/A
Shareholder reports - Class C	2	17	–
Shareholder reports - Class J	9	N/A	N/A
Transfer agent fees - Class A	494	705	11
Transfer agent fees - Class B	86	280	N/A
Transfer agent fees - Class C	24	116	2
Transfer agent fees - Class J	153	N/A	N/A
Transfer agent fees - Institutional	1	–	–
Custodian fees	398	2	47
Directors' expenses	18	27	1
Professional fees	24	11	6
Other expenses	19	34	1

Total Gross Expenses	7,517	8,074	244
Less: Reimbursement from Manager - Class A	–	–	23
Less: Reimbursement from Manager - Class C	29	–	13
Less: Reimbursement from Manager - Institutional	31	–	43
Less: Reimbursement from Underwriter - Class J	32	N/A	N/A

Total Net Expenses	7,425	8,074	165

Net Investment Income (Loss)	10,905	33,996	1,340

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(417,858)	(362,453)	(1,110)
Foreign currency transactions	(364)	–	(2)
Change in unrealized appreciation/depreciation of:
Investments	329,845	139,658	3,419
Translation of assets and liabilities in foreign currencies	30	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(88,347)	(222,795)	2,307

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (77,442)	$ (188,799)	$ 3,647

(a) Period from December 15, 2008, date operations commenced, through April 30, 2009

See accompanying notes.

36

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

		High Quality
	Global Real Estate	Intermediate-Term
Amounts in thousands	Securities Fund	Bond Fund	High Yield Fund

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ –	$ –	$ 937
Dividends	126	62	3,400
Withholding tax	(7)	–	(107)
Interest	1	1,684	86,379
Securities lending - net	–	103	1

Total Income	120	1,849	90,610
Expenses:
Management and investment advisory fees	17	131	4,154
Distribution fees - Class A	3	N/A	1,114
Distribution fees - Class B	N/A	N/A	246
Distribution fees - Class C	4	N/A	697
Distribution fees - Class J	N/A	54	N/A
Distribution fees - R-1	N/A	2	N/A
Distribution fees - R-2	N/A	5	N/A
Distribution fees - R-3	N/A	10	N/A
Distribution fees - R-4	N/A	1	N/A
Administrative service fees - R-1	N/A	2	N/A
Administrative service fees - R-2	N/A	3	N/A
Administrative service fees - R-3	N/A	6	N/A
Administrative service fees - R-4	N/A	1	N/A
Administrative service fees - R-5	N/A	3	N/A
Registration fees - Class A	13	N/A	30
Registration fees - Class B	N/A	N/A	9
Registration fees - Class C	13	N/A	11
Registration fees - Class J	N/A	8	N/A
Registration fees - Institutional	7	7	7
Service fees - R-1	N/A	2	N/A
Service fees - R-2	N/A	4	N/A
Service fees - R-3	N/A	6	N/A
Service fees - R-4	N/A	2	N/A
Service fees - R-5	N/A	4	N/A
Shareholder reports - Class A	1	N/A	159
Shareholder reports - Class B	N/A	N/A	8
Shareholder reports - Class C	–	N/A	20
Shareholder reports - Class J	N/A	3	N/A
Transfer agent fees - Class A	6	N/A	479
Transfer agent fees - Class B	N/A	N/A	45
Transfer agent fees - Class C	3	N/A	89
Transfer agent fees - Class J	N/A	28	N/A
Transfer agent fees - Institutional	–	10	9
Custodian fees	14	6	11
Directors' expenses	1	3	15
Professional fees	11	8	8
Other expenses	–	2	16

Total Gross Expenses	93	311	7,127
Less: Reimbursement from Manager - Class A	32	N/A	–
Less: Reimbursement from Manager - Class C	20	N/A	–
Less: Reimbursement from Manager - Institutional	13	18	–
Less: Reimbursement from Underwriter - Class J	–	6	N/A

Total Net Expenses	28	287	7,127

Net Investment Income (Loss)	92	1,562	83,483

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(1,592)	(11,658)	(56,848)
Foreign currency transactions	34	–	7,780
Futures contracts	–	(57)	–
Change in unrealized appreciation/depreciation of:
Investments	941	4,427	195,484
Investments in affiliates	–	–	(1,928)
Futures contracts	–	(14)	–
Swap agreements	–	33	7,811
Translation of assets and liabilities in foreign currencies	(50)	–	(7,400)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(667)	(7,269)	144,899

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (575)	$ (5,707)	$ 228,382

See accompanying notes.

37

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

			Inflation Protection
Amounts in thousands	High Yield Fund I	Income Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 119	$ 288	$ –
Interest	36,977	31,251	(2,908)
Securities lending - net	2	2	371

Total Income	37,098	31,541	(2,537)
Expenses:
Management and investment advisory fees	2,168	2,149	768
Distribution fees - Class A	N/A	156	8
Distribution fees - Class B	N/A	246	N/A
Distribution fees - Class C	N/A	83	7
Distribution fees - Class J	N/A	N/A	16
Distribution fees - R-1	N/A	N/A	1
Distribution fees - R-2	N/A	N/A	1
Distribution fees - R-3	N/A	N/A	1
Administrative service fees - R-1	N/A	N/A	1
Administrative service fees - R-3	N/A	N/A	1
Registration fees - Class A	N/A	13	7
Registration fees - Class B	N/A	8	N/A
Registration fees - Class C	N/A	8	8
Registration fees - Class J	N/A	N/A	8
Registration fees - Institutional	8	7	7
Service fees - R-1	N/A	N/A	1
Service fees - R-2	N/A	N/A	1
Service fees - R-3	N/A	N/A	1
Shareholder reports - Class A	N/A	16	1
Shareholder reports - Class B	N/A	9	N/A
Shareholder reports - Class C	N/A	2	–
Shareholder reports - Class J	N/A	N/A	1
Transfer agent fees - Class A	N/A	88	9
Transfer agent fees - Class B	N/A	45	N/A
Transfer agent fees - Class C	N/A	12	4
Transfer agent fees - Class J	N/A	N/A	15
Transfer agent fees - Institutional	1	6	–
Custodian fees	5	2	3
Directors' expenses	6	5	5
Professional fees	8	8	7
Other expenses	4	7	5

Total Gross Expenses	2,200	2,870	887
Less: Reimbursement from Manager - Class A	N/A	26	9
Less: Reimbursement from Manager - Class B	N/A	28	N/A
Less: Reimbursement from Manager - Class C	N/A	10	10
Less: Reimbursement from Manager - Class J	N/A	N/A	11
Less: Reimbursement from Underwriter - Class J	N/A	N/A	2

Total Net Expenses	2,200	2,806	855

Net Investment Income (Loss)	34,898	28,735	(3,392)

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(41,459)	(6,923)	(69,328)
Foreign currency transactions	–	(4)	–
Futures contracts	–	–	(2,073)
Change in unrealized appreciation/depreciation of:
Investments	109,180	58,637	58,665
Futures contracts	–	–	(596)
Swap agreements	–	–	12,410
Translation of assets and liabilities in foreign currencies	–	1	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	67,721	51,711	(922)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 102,619	$ 80,446	$ (4,314)

See accompanying notes.

38

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	International
	Emerging Markets		International
Amounts in thousands	Fund	International Fund I	Growth Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 9,242	$ 17,791	$ 21,465
Withholding tax	(931)	(2,445)	(3,263)
Interest	16	41	14
Securities lending - net	4	13	4

Total Income	8,331	15,400	18,220
Expenses:
Management and investment advisory fees	4,246	5,175	5,838
Distribution fees - Class A	94	N/A	3
Distribution fees - Class B	56	N/A	N/A
Distribution fees - Class C	29	N/A	1
Distribution fees - Class J	242	N/A	72
Distribution fees - R-1	6	6	3
Distribution fees - R-2	10	12	8
Distribution fees - R-3	19	12	20
Distribution fees - R-4	6	5	3
Administrative service fees - R-1	5	5	2
Administrative service fees - R-2	7	8	5
Administrative service fees - R-3	11	7	12
Administrative service fees - R-4	7	7	5
Administrative service fees - R-5	9	8	6
Registration fees - Class A	14	N/A	12
Registration fees - Class B	9	N/A	N/A
Registration fees - Class C	9	N/A	12
Registration fees - Class J	12	N/A	9
Registration fees - Institutional	7	7	8
Service fees - R-1	4	4	2
Service fees - R-2	8	10	7
Service fees - R-3	13	8	14
Service fees - R-4	9	8	5
Service fees - R-5	12	11	8
Shareholder reports - Class A	33	N/A	1
Shareholder reports - Class B	6	N/A	N/A
Shareholder reports - Class C	3	N/A	–
Shareholder reports - Class J	13	N/A	4
Transfer agent fees - Class A	212	N/A	7
Transfer agent fees - Class B	44	N/A	N/A
Transfer agent fees - Class C	18	N/A	3
Transfer agent fees - Class J	123	N/A	37
Transfer agent fees - Institutional	18	1	14
Custodian fees	583	239	222
Directors' expenses	8	21	12
Professional fees	26	8	10
Other expenses	9	68	14

Total Gross Expenses	5,940	5,630	6,379
Less: Reimbursement from Manager - Class A	–	N/A	16
Less: Reimbursement from Manager - Class C	17	N/A	15
Less: Reimbursement from Manager - Institutional	32	17	–
Less: Reimbursement from Underwriter - Class J	27	N/A	8

Total Net Expenses	5,864	5,613	6,340

Net Investment Income (Loss)	2,467	9,787	11,880

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(291,905)	(307,639)	(554,153)
Foreign currency transactions	(1,406)	(213)	244
Futures contracts	–	(3,999)	(6,450)
Change in unrealized appreciation/depreciation of:
Investments	388,751	255,020	418,880
Futures contracts	–	2,189	1,195
Translation of assets and liabilities in foreign currencies	116	(58)	(166)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	95,556	(54,700)	(140,450)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 98,023	$ (44,913)	$ (128,570)

See accompanying notes.

39

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	International Value	LargeCap Blend	LargeCap Blend
Amounts in thousands	Fund I	Fund I	Fund II

Net Investment Income (Operating Loss)
Income:
Dividends	$ 10,192	$ 8,924	$ 8,094
Withholding tax	(1,299)	–	–
Interest	6	24	7

Total Income	8,899	8,948	8,101
Expenses:
Management and investment advisory fees	2,361	1,433	2,084
Distribution fees - Class A	N/A	87	40
Distribution fees - Class B	N/A	24	60
Distribution fees - Class C	N/A	3	4
Distribution fees - Class J	N/A	62	178
Distribution fees - R-1	N/A	1	4
Distribution fees - R-2	N/A	2	18
Distribution fees - R-3	N/A	2	23
Distribution fees - R-4	N/A	1	5
Administrative service fees - R-1	N/A	1	3
Administrative service fees - R-2	N/A	1	12
Administrative service fees - R-3	N/A	1	14
Administrative service fees - R-4	N/A	1	7
Administrative service fees - R-5	N/A	1	10
Registration fees - Class A	N/A	7	7
Registration fees - Class B	N/A	6	7
Registration fees - Class C	N/A	8	8
Registration fees - Class J	N/A	8	11
Registration fees - Institutional	7	7	7
Service fees - R-1	N/A	1	3
Service fees - R-2	N/A	2	15
Service fees - R-3	N/A	1	16
Service fees - R-4	N/A	1	8
Service fees - R-5	N/A	1	14
Shareholder reports - Class A	N/A	17	7
Shareholder reports - Class B	N/A	2	3
Shareholder reports - Class J	N/A	3	7
Transfer agent fees - Class A	N/A	209	74
Transfer agent fees - Class B	N/A	23	30
Transfer agent fees - Class C	N/A	3	4
Transfer agent fees - Class J	N/A	27	59
Transfer agent fees - Institutional	–	1	13
Custodian fees	112	5	5
Directors' expenses	4	4	10
Professional fees	9	9	9
Other expenses	6	4	12

Total Gross Expenses	2,499	1,969	2,791
Less: Reimbursement from Manager - Class C	N/A	10	10
Less: Reimbursement from Manager - Institutional	70	–	–
Less: Reimbursement from Underwriter - Class J	N/A	7	20

Total Net Expenses	2,429	1,952	2,761

Net Investment Income (Loss)	6,470	6,996	5,340

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(31,387)	(165,040)	(101,956)
Foreign currency transactions	(294)	–	–
Futures contracts	–	(5,456)	400
Change in unrealized appreciation/depreciation of:
Investments	41,896	93,432	50,583
Futures contracts	–	2,052	(489)
Translation of assets and liabilities in foreign currencies	36	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	10,251	(75,012)	(51,462)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 16,721	$ (68,016)	$ (46,122)

See accompanying notes.

40

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	LargeCap Growth	LargeCap Growth	LargeCap Growth
Amounts in thousands	Fund	Fund I	Fund II

Net Investment Income (Operating Loss)
Income:
Dividends	$ 12,683	$ 5,313	$ 10,184
Withholding tax	–	–	(157)
Interest	86	12	30
Securities lending - net	–	–	1

Total Income	12,769	5,325	10,058
Expenses:
Management and investment advisory fees	5,896	4,160	5,807
Distribution fees - Class A	336	34	1
Distribution fees - Class B	123	23	N/A
Distribution fees - Class C	43	2	2
Distribution fees - Class J	75	59	39
Distribution fees - R-1	14	2	1
Distribution fees - R-2	20	10	9
Distribution fees - R-3	55	14	7
Distribution fees - R-4	16	2	3
Administrative service fees - R-1	11	1	1
Administrative service fees - R-2	13	6	6
Administrative service fees - R-3	33	9	4
Administrative service fees - R-4	21	2	4
Administrative service fees - R-5	34	7	8
Registration fees - Class A	10	8	7
Registration fees - Class B	6	7	N/A
Registration fees - Class C	8	8	8
Registration fees - Class J	9	8	8
Registration fees - Institutional	8	7	7
Service fees - R-1	10	1	1
Service fees - R-2	16	8	8
Service fees - R-3	38	10	5
Service fees - R-4	24	2	4
Service fees - R-5	46	10	11
Shareholder reports - Class A	89	9	1
Shareholder reports - Class B	15	2	N/A
Shareholder reports - Class C	2	–	–
Shareholder reports - Class J	5	4	2
Transfer agent fees - Class A	700	105	6
Transfer agent fees - Class B	106	22	N/A
Transfer agent fees - Class C	14	4	3
Transfer agent fees - Class J	57	39	22
Transfer agent fees - Institutional	17	–	–
Custodian fees	3	3	4
Directors' expenses	14	12	10
Professional fees	17	9	8
Other expenses	20	14	11

Total Gross Expenses	7,924	4,623	6,018
Less: Reimbursement from Manager - Class A	177	–	10
Less: Reimbursement from Manager - Class B	40	–	N/A
Less: Reimbursement from Manager - Class C	5	10	10
Less: Reimbursement from Underwriter - Class J	8	7	4

Total Net Expenses	7,694	4,606	5,994

Net Investment Income (Loss)	5,075	719	4,064

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(455,328)	(203,604)	(325,806)
Foreign currency transactions	–	–	(5)
Futures contracts	–	–	(3,784)
Change in unrealized appreciation/depreciation of:
Investments	249,136	294,481	287,520
Futures contracts	–	(21)	(183)
Translation of assets and liabilities in foreign currencies	–	–	(799)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(206,192)	90,856	(43,057)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (201,117)	$ 91,575	$ (38,993)

See accompanying notes.

41

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	LargeCap S&P 500	LargeCap Value	LargeCap Value
Amounts in thousands	Index Fund	Fund	Fund I

Net Investment Income (Operating Loss)
Income:
Dividends	$ 10,260	$ 10,821	$ 13,447
Interest	19	16	21

Total Income	10,279	10,837	13,468
Expenses:
Management and investment advisory fees	522	1,308	3,254
Distribution fees - Class A	34	177	N/A
Distribution fees - Class B	N/A	39	N/A
Distribution fees - Class C	13	6	N/A
Distribution fees - Class J	478	73	N/A
Distribution fees - R-1	13	1	5
Distribution fees - R-2	54	3	6
Distribution fees - R-3	128	3	5
Distribution fees - R-4	31	1	1
Administrative service fees - R-1	10	1	4
Administrative service fees - R-2	36	2	4
Administrative service fees - R-3	77	2	3
Administrative service fees - R-4	40	1	1
Administrative service fees - R-5	69	2	3
Registration fees - Class A	8	8	N/A
Registration fees - Class B	N/A	7	N/A
Registration fees - Class C	8	8	N/A
Registration fees - Class J	15	9	N/A
Registration fees - Institutional	7	7	8
Service fees - R-1	9	1	4
Service fees - R-2	45	2	5
Service fees - R-3	87	2	3
Service fees - R-4	47	1	1
Service fees - R-5	94	3	4
Shareholder reports - Class A	9	24	N/A
Shareholder reports - Class B	N/A	2	N/A
Shareholder reports - Class J	23	5	N/A
Transfer agent fees - Class A	102	278	N/A
Transfer agent fees - Class B	N/A	29	N/A
Transfer agent fees - Class C	6	4	N/A
Transfer agent fees - Class J	182	50	N/A
Transfer agent fees - Institutional	13	–	1
Custodian fees	8	5	1
Directors' expenses	12	6	13
Professional fees	9	7	8
Other expenses	16	6	10

Total Gross Expenses	2,205	2,083	3,344
Less: Reimbursement from Manager - Class C	13	11	N/A
Less: Reimbursement from Manager - Institutional	14	–	–
Less: Reimbursement from Underwriter - Class J	53	8	N/A

Total Net Expenses	2,125	2,064	3,344

Net Investment Income (Loss)	8,154	8,773	10,124

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(19,644)	(146,776)	(235,146)
Futures contracts	(3,248)	(3,784)	–
Change in unrealized appreciation/depreciation of:
Investments	(55,268)	58,643	146,072
Futures contracts	161	2,263	(14)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(77,999)	(89,654)	(89,088)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (69,845)	$ (80,881)	$ (78,964)

See accompanying notes.

42

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	LargeCap Value	LargeCap Value
Amounts in thousands	Fund II	Fund III	MidCap Blend Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 1,898	$ 26,641	$ 3,789
Interest	5	49	47
Securities lending - net	–	–	2

Total Income	1,903	26,690	3,838
Expenses:
Management and investment advisory fees	423	6,151	1,690
Distribution fees - Class A	N/A	34	397
Distribution fees - Class B	N/A	41	151
Distribution fees - Class C	N/A	4	18
Distribution fees - Class J	N/A	126	256
Distribution fees - R-1	1	7	2
Distribution fees - R-2	–	29	3
Distribution fees - R-3	1	61	9
Distribution fees - R-4	–	10	2
Administrative service fees - R-1	–	6	2
Administrative service fees - R-2	–	19	2
Administrative service fees - R-3	1	36	5
Administrative service fees - R-4	–	13	3
Administrative service fees - R-5	1	21	6
Registration fees - Class A	N/A	8	12
Registration fees - Class B	N/A	7	7
Registration fees - Class C	N/A	8	8
Registration fees - Class J	N/A	11	10
Registration fees - Institutional	N/A	7	7
Service fees - R-1	–	5	1
Service fees - R-2	–	24	3
Service fees - R-3	1	42	6
Service fees - R-4	–	15	4
Service fees - R-5	1	28	7
Shareholder reports - Class A	N/A	7	47
Shareholder reports - Class B	N/A	3	9
Shareholder reports - Class C	N/A	–	1
Shareholder reports - Class J	N/A	7	15
Transfer agent fees - Class A	N/A	79	514
Transfer agent fees - Class B	N/A	29	86
Transfer agent fees - Class C	N/A	4	9
Transfer agent fees - Class J	N/A	55	123
Transfer agent fees - Institutional	–	13	6
Custodian fees	2	2	4
Directors' expenses	24	19	10
Professional fees	8	8	7
Other expenses	4	26	10

Total Gross Expenses	467	6,965	3,452
Less: Reimbursement from Manager - Class A	N/A	77	–
Less: Reimbursement from Manager - Class B	N/A	34	–
Less: Reimbursement from Manager - Class C	N/A	12	13
Less: Reimbursement from Manager - Institutional	3	–	11
Less: Reimbursement from Underwriter - Class J	N/A	14	28

Total Net Expenses	464	6,828	3,400

Net Investment Income (Loss)	1,439	19,862	438

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(43,449)	(588,809)	(13,118)
Foreign currency transactions	–	–	1
Futures contracts	(554)	(8,220)	–
Change in unrealized appreciation/depreciation of:
Investments	31,109	341,254	(4,687)
Futures contracts	247	1,006	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(12,647)	(254,769)	(17,804)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (11,208)	$ (234,907)	$ (17,366)

See accompanying notes.

43

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	MidCap Growth	MidCap Growth	MidCap Growth
Amounts in thousands	Fund	Fund II	Fund III

Net Investment Income (Operating Loss)
Income:
Dividends	$ 98	$ 961	$ 2,773
Interest	2	3	21
Securities lending - net	–	2	–

Total Income	100	966	2,794
Expenses:
Management and investment advisory fees	158	882	3,181
Distribution fees - Class A	N/A	N/A	24
Distribution fees - Class B	N/A	N/A	22
Distribution fees - Class C	N/A	N/A	4
Distribution fees - Class J	40	N/A	39
Distribution fees - R-1	1	2	3
Distribution fees - R-2	1	1	11
Distribution fees - R-3	3	5	28
Distribution fees - R-4	3	2	9
Administrative service fees - R-1	1	2	2
Administrative service fees - R-2	1	1	8
Administrative service fees - R-3	2	3	17
Administrative service fees - R-4	3	2	11
Administrative service fees - R-5	3	1	5
Registration fees - Class A	N/A	N/A	7
Registration fees - Class B	N/A	N/A	7
Registration fees - Class C	N/A	N/A	8
Registration fees - Class J	8	N/A	8
Registration fees - Institutional	7	–	8
Service fees - R-1	1	2	2
Service fees - R-2	1	1	10
Service fees - R-3	2	3	19
Service fees - R-4	4	3	13
Service fees - R-5	4	2	7
Shareholder meeting expense - Institutional	–	41	–
Shareholder meeting expense - R-3	–	1	–
Shareholder meeting expense - R-4	–	1	–
Shareholder meeting expense - R-5	–	1	–
Shareholder reports - Class A	N/A	N/A	6
Shareholder reports - Class B	N/A	N/A	1
Shareholder reports - Class J	1	N/A	3
Transfer agent fees - Class A	N/A	N/A	66
Transfer agent fees - Class B	N/A	N/A	19
Transfer agent fees - Class C	N/A	N/A	4
Transfer agent fees - Class J	28	N/A	27
Transfer agent fees - Institutional	5	–	–
Custodian fees	2	4	4
Directors' expenses	2	9	10
Professional fees	9	8	9
Other expenses	1	8	11

Total Gross Expenses	291	985	3,613
Less: Reimbursement from Manager - Class A	N/A	N/A	32
Less: Reimbursement from Manager - Class B	N/A	N/A	16
Less: Reimbursement from Manager - Class C	N/A	N/A	11
Less: Reimbursement from Manager - Institutional	12	–	–
Less: Reimbursement from Underwriter - Class J	4	N/A	4

Total Net Expenses	275	985	3,550

Net Investment Income (Loss)	(175)	(19)	(756)

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(17,302)	(85,786)	(166,932)
Futures contracts	–	–	(752)
Change in unrealized appreciation/depreciation of:
Investments	12,228	89,483	207,109
Futures contracts	–	–	1,591
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(5,074)	3,697	41,016

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (5,249)	$ 3,678	$ 40,260

See accompanying notes.

44

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	MidCap S&P 400		MidCap Value
Amounts in thousands	Index Fund	MidCap Stock Fund	Fund I

Net Investment Income (Operating Loss)
Income:
Dividends	$ 1,709	$ 4,748	$ 8,494
Interest	4	9	35
Securities lending - net	–	3	–

Total Income	1,713	4,760	8,529
Expenses:
Management and investment advisory fees	116	1,292	3,117
Distribution fees - Class A	N/A	39	–
Distribution fees - Class B	N/A	51	–
Distribution fees - Class C	N/A	18	–
Distribution fees - Class J	49	N/A	–
Distribution fees - R-1	6	N/A	4
Distribution fees - R-2	20	N/A	5
Distribution fees - R-3	33	N/A	14
Distribution fees - R-4	8	N/A	3
Administrative service fees - R-1	5	N/A	3
Administrative service fees - R-2	13	N/A	3
Administrative service fees - R-3	20	N/A	9
Administrative service fees - R-4	10	N/A	4
Administrative service fees - R-5	24	N/A	5
Registration fees - Class A	N/A	14	3
Registration fees - Class B	N/A	8	3
Registration fees - Class C	N/A	8	3
Registration fees - Class J	8	N/A	3
Registration fees - Institutional	7	7	8
Service fees - R-1	5	N/A	4
Service fees - R-2	17	N/A	6
Service fees - R-3	22	N/A	10
Service fees - R-4	11	N/A	6
Service fees - R-5	32	N/A	7
Shareholder reports - Class A	N/A	9	–
Shareholder reports - Class B	N/A	6	–
Shareholder reports - Class C	N/A	1	–
Shareholder reports - Class J	3	N/A	–
Transfer agent fees - Class A	N/A	74	–
Transfer agent fees - Class B	N/A	34	–
Transfer agent fees - Class C	N/A	9	–
Transfer agent fees - Class J	30	N/A	–
Transfer agent fees - Institutional	13	–	14
Custodian fees	7	1	12
Directors' expenses	4	4	13
Professional fees	7	8	8
Other expenses	3	5	14

Total Gross Expenses	473	1,588	3,281
Less: Reimbursement from Manager - Class A	N/A	–	4
Less: Reimbursement from Manager - Class B	N/A	–	3
Less: Reimbursement from Manager - Class C	N/A	–	3
Less: Reimbursement from Manager - Class J	–	N/A	3
Less: Reimbursement from Manager - Institutional	19	–	–
Less: Reimbursement from Underwriter - Class J	6	N/A	–

Total Net Expenses	448	1,588	3,268

Net Investment Income (Loss)	1,265	3,172	5,261

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(5,098)	(35,547)	(156,457)
Futures contracts	(980)	–	352
Change in unrealized appreciation/depreciation of:
Investments	6,094	26,230	117,832
Futures contracts	(18)	–	5,526
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(2)	(9,317)	(32,747)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,263	$ (6,145)	$ (27,486)

See accompanying notes.

45

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	MidCap Value	MidCap Value
Amounts in thousands	Fund II	Fund III	Money Market Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 4,193	$ 1,159	$ –
Interest	5	–	21,910

Total Income	4,198	1,159	21,910
Expenses:
Management and investment advisory fees	1,197	224	5,438
Distribution fees - Class A	6	N/A	N/A
Distribution fees - Class B	4	N/A	488
Distribution fees - Class C	3	N/A	236
Distribution fees - Class J	86	138	479
Distribution fees - Class S	N/A	N/A	1,675
Distribution fees - R-1	1	1	20
Distribution fees - R-2	11	1	42
Distribution fees - R-3	14	1	109
Distribution fees - R-4	3	1	18
Administrative service fees - R-1	1	–	16
Administrative service fees - R-2	7	1	28
Administrative service fees - R-3	9	1	65
Administrative service fees - R-4	4	1	23
Administrative service fees - R-5	4	2	89
Registration fees - Class A	8	N/A	39
Registration fees - Class B	7	N/A	4
Registration fees - Class C	8	N/A	8
Registration fees - Class J	10	8	13
Registration fees - Class S	N/A	N/A	13
Registration fees - Institutional	–	8	7
Service fees - Class S	N/A	N/A	264
Service fees - R-1	1	–	14
Service fees - R-2	9	1	35
Service fees - R-3	10	1	74
Service fees - R-4	4	1	27
Service fees - R-5	6	3	122
Shareholder reports - Class A	2	N/A	85
Shareholder reports - Class B	–	N/A	5
Shareholder reports - Class C	–	N/A	1
Shareholder reports - Class J	7	8	87
Shareholder reports - Class S	N/A	N/A	130
Transfer agent fees - Class A	19	N/A	565
Transfer agent fees - Class B	6	N/A	44
Transfer agent fees - Class C	4	N/A	13
Transfer agent fees - Class J	49	58	339
Transfer agent fees - Class S	N/A	N/A	51
Custodian fees	5	3	3
Directors' expenses	25	3	39
Professional fees	8	7	19
Treasury Temporary Guarantee Program expense	–	–	591
Other expenses	9	2	33

Total Gross Expenses	1,547	474	11,351
Less: Reimbursement from Manager - Class A	27	N/A	–
Less: Reimbursement from Manager - Class B	13	N/A	125
Less: Reimbursement from Manager - Class C	12	N/A	18
Less: Reimbursement from Manager - Class J	–	–	92
Less: Reimbursement from Manager - Institutional	–	8	–
Less: Reimbursement from Manager - R-1	–	–	8
Less: Reimbursement from Manager - R-2	–	–	11
Less: Reimbursement from Manager - R-3	–	–	11
Less: Reimbursement from Underwriter - Class B	–	N/A	44
Less: Reimbursement from Underwriter - Class C	–	N/A	88
Less: Reimbursement from Underwriter - Class J	10	15	–
Less: Reimbursement from Underwriter - Class S	N/A	N/A	825
Less: Reimbursement from Underwriter - R-1	–	–	4
Less: Reimbursement from Underwriter - R-2	–	–	6
Less: Reimbursement from Underwriter - R-3	–	–	19
Less: Reimbursement from Underwriter - R-4	–	–	3

Total Net Expenses	1,485	451	10,097

Net Investment Income (Loss)	2,713	708	11,813

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(190,763)	(18,014)	(54)
Futures contracts	(1,544)	(14)	–
Change in unrealized appreciation/depreciation of:
Investments	152,322	12,960	–
Futures contracts	–	(36)	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(39,985)	(5,104)	(54)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (37,272)	$ (4,396)	$ 11,759

See accompanying notes.

46

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	Mortgage	Preferred	Principal LifeTime
Amounts in thousands	Securities Fund	Securities Fund	2010 Fund

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ –	$ –	$ 31,601
Dividends	–	47,716	–
Interest	28,548	20,004	–

Total Income	28,548	67,720	31,601
Expenses:
Management and investment advisory fees	2,668	4,652	787
Distribution fees - Class A	134	302	30
Distribution fees - Class B	209	N/A	N/A
Distribution fees - Class C	54	750	17
Distribution fees - Class J	23	32	362
Distribution fees - R-1	–	1	29
Distribution fees - R-2	1	1	51
Distribution fees - R-3	2	2	90
Distribution fees - R-4	–	1	25
Administrative service fees - R-1	–	1	23
Administrative service fees - R-2	1	1	34
Administrative service fees - R-3	1	1	54
Administrative service fees - R-4	–	1	32
Administrative service fees - R-5	1	–	70
Registration fees - Class A	8	13	7
Registration fees - Class B	8	N/A	N/A
Registration fees - Class C	8	9	8
Registration fees - Class J	6	8	15
Registration fees - Institutional	8	8	8
Service fees - R-1	–	1	20
Service fees - R-2	1	1	43
Service fees - R-3	1	1	61
Service fees - R-4	1	1	37
Service fees - R-5	1	–	95
Shareholder reports - Class A	11	28	1
Shareholder reports - Class B	4	N/A	N/A
Shareholder reports - Class C	1	18	–
Shareholder reports - Class J	–	2	3
Transfer agent fees - Class A	64	120	29
Transfer agent fees - Class B	32	N/A	N/A
Transfer agent fees - Class C	6	74	5
Transfer agent fees - Class J	5	22	44
Transfer agent fees - Institutional	–	4	1
Custodian fees	2	6	–
Directors' expenses	4	6	21
Professional fees	8	7	7
Other expenses	6	7	14

Total Gross Expenses	3,279	6,081	2,023
Less: Reimbursement from Manager - Class A	6	145	23
Less: Reimbursement from Manager - Class B	13	N/A	N/A
Less: Reimbursement from Manager - Class C	7	91	10
Less: Reimbursement from Manager - Class J	7	–	–
Less: Reimbursement from Manager - R-5	1	–	–
Less: Reimbursement from Underwriter - Class A	16	–	–
Less: Reimbursement from Underwriter - Class J	3	4	40

Total Net Expenses	3,226	5,841	1,950

Net Investment Income (Loss)	25,322	61,879	29,651

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(931)	(49,848)	–
Investment transactions in affiliates	–	–	(53,452)
Other investment companies - affiliated	–	–	774
Change in unrealized appreciation/depreciation of:
Investments	38,440	6,904	–
Investments in affiliates	–	–	(24,266)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	37,509	(42,944)	(76,944)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 62,831	$ 18,935	$ (47,293)

See accompanying notes.

47

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2015 Fund	2020 Fund	2025 Fund

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ 2,028	$ 73,817	$ 2,017

Total Income	2,028	73,817	2,017
Expenses:
Management and investment advisory fees	75	1,767	76
Distribution fees - Class A	N/A	59	N/A
Distribution fees - Class B	N/A	33	N/A
Distribution fees - Class C	N/A	25	N/A
Distribution fees - Class J	N/A	819	N/A
Distribution fees - R-1	6	61	5
Distribution fees - R-2	4	109	4
Distribution fees - R-3	13	191	14
Distribution fees - R-4	6	54	5
Administrative service fees - R-1	4	49	4
Administrative service fees - R-2	3	73	3
Administrative service fees - R-3	8	115	9
Administrative service fees - R-4	7	70	6
Administrative service fees - R-5	7	137	9
Registration fees - Class A	N/A	8	N/A
Registration fees - Class B	N/A	7	N/A
Registration fees - Class C	N/A	8	N/A
Registration fees - Class J	N/A	22	N/A
Registration fees - Institutional	7	7	7
Service fees - R-1	4	44	4
Service fees - R-2	3	91	3
Service fees - R-3	9	130	10
Service fees - R-4	9	81	7
Service fees - R-5	9	187	13
Shareholder reports - Class A	N/A	2	N/A
Shareholder reports - Class J	N/A	10	N/A
Transfer agent fees - Class A	N/A	54	N/A
Transfer agent fees - Class B	N/A	9	N/A
Transfer agent fees - Class C	N/A	7	N/A
Transfer agent fees - Class J	N/A	138	N/A
Transfer agent fees - Institutional	–	2	–
Directors' expenses	3	41	3
Professional fees	8	7	8
Other expenses	1	28	1

Total Gross Expenses	186	4,445	191
Less: Reimbursement from Manager - Class A	N/A	35	N/A
Less: Reimbursement from Manager - Class B	N/A	13	N/A
Less: Reimbursement from Manager - Class C	N/A	11	N/A
Less: Reimbursement from Underwriter - Class J	N/A	91	N/A

Total Net Expenses	186	4,295	191

Net Investment Income (Loss)	1,842	69,522	1,826

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliates	(185)	(34,986)	(68)
Other investment companies - affiliated	63	2,909	52
Change in unrealized appreciation/depreciation of:
Investments in affiliates	3,762	(146,053)	4,456
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	3,640	(178,130)	4,440

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 5,482	$ (108,608)	$ 6,266

See accompanying notes.

48

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2030 Fund	2035 Fund	2040 Fund

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ 60,874	$ 1,113	$ 31,052

Total Income	60,874	1,113	31,052
Expenses:
Management and investment advisory fees	1,513	45	811
Distribution fees - Class A	39	N/A	23
Distribution fees - Class B	28	N/A	21
Distribution fees - Class C	26	N/A	11
Distribution fees - Class J	687	N/A	307
Distribution fees - R-1	48	4	28
Distribution fees - R-2	94	2	46
Distribution fees - R-3	167	11	85
Distribution fees - R-4	49	4	25
Administrative service fees - R-1	38	3	22
Administrative service fees - R-2	63	1	31
Administrative service fees - R-3	100	7	51
Administrative service fees - R-4	64	5	32
Administrative service fees - R-5	114	4	54
Registration fees - Class A	9	N/A	8
Registration fees - Class B	7	N/A	7
Registration fees - Class C	7	N/A	8
Registration fees - Class J	22	N/A	16
Registration fees - Institutional	7	7	7
Service fees - R-1	34	3	20
Service fees - R-2	79	1	38
Service fees - R-3	113	8	58
Service fees - R-4	74	6	37
Service fees - R-5	156	6	74
Shareholder reports - Class A	2	N/A	2
Shareholder reports - Class B	1	N/A	1
Shareholder reports - Class J	13	N/A	8
Transfer agent fees - Class A	50	N/A	42
Transfer agent fees - Class B	10	N/A	10
Transfer agent fees - Class C	8	N/A	6
Transfer agent fees - Class J	170	N/A	120
Transfer agent fees - Institutional	1	–	–
Directors' expenses	35	2	18
Professional fees	7	7	7
Other expenses	24	1	12

Total Gross Expenses	3,859	127	2,046
Less: Reimbursement from Manager - Class A	41	N/A	40
Less: Reimbursement from Manager - Class B	15	N/A	14
Less: Reimbursement from Manager - Class C	13	N/A	13
Less: Reimbursement from Manager - Institutional	–	2	–
Less: Reimbursement from Underwriter - Class J	76	N/A	34

Total Net Expenses	3,714	125	1,945

Net Investment Income (Loss)	57,160	988	29,107

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliates	(15,003)	(24)	(1,261)
Other investment companies - affiliated	1,622	24	1,005
Change in unrealized appreciation/depreciation of:
Investments in affiliates	(144,440)	2,999	(81,729)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(157,821)	2,999	(81,985)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (100,661)	$ 3,987	$ (52,878)

See accompanying notes.

49

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2045 Fund	2050 Fund	2055 Fund

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ 414	$ 12,221	$ 40

Total Income	414	12,221	40
Expenses:
Management and investment advisory fees	15	328	2
Distribution fees - Class A	N/A	14	N/A
Distribution fees - Class B	N/A	7	N/A
Distribution fees - Class C	N/A	6	N/A
Distribution fees - Class J	N/A	61	N/A
Distribution fees - R-1	1	10	–
Distribution fees - R-2	1	20	–
Distribution fees - R-3	8	27	–
Distribution fees - R-4	1	9	–
Administrative service fees - R-1	1	8	–
Administrative service fees - R-2	–	13	–
Administrative service fees - R-3	5	17	1
Administrative service fees - R-4	2	12	–
Administrative service fees - R-5	1	18	–
Registration fees - Class A	N/A	7	N/A
Registration fees - Class B	N/A	8	N/A
Registration fees - Class C	N/A	8	N/A
Registration fees - Class J	N/A	8	N/A
Registration fees - Institutional	8	7	7
Service fees - R-1	1	7	–
Service fees - R-2	–	17	–
Service fees - R-3	5	19	–
Service fees - R-4	2	14	–
Service fees - R-5	2	24	1
Shareholder reports - Class A	N/A	2	N/A
Shareholder reports - Class J	N/A	2	N/A
Transfer agent fees - Class A	N/A	31	N/A
Transfer agent fees - Class B	N/A	6	N/A
Transfer agent fees - Class C	N/A	5	N/A
Transfer agent fees - Class J	N/A	36	N/A
Directors' expenses	2	8	2
Professional fees	8	7	7
Other expenses	–	5	–

Total Gross Expenses	63	771	20
Less: Reimbursement from Manager - Class A	N/A	33	N/A
Less: Reimbursement from Manager - Class B	N/A	12	N/A
Less: Reimbursement from Manager - Class C	N/A	12	N/A
Less: Reimbursement from Manager - Institutional	9	–	14
Less: Reimbursement from Manager - R-3	1	–	1
Less: Reimbursement from Manager - R-5	–	–	1
Less: Reimbursement from Underwriter - Class J	N/A	7	N/A

Total Net Expenses	53	707	4

Net Investment Income (Loss)	361	11,514	36

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliates	–	(1,712)	(35)
Other investment companies - affiliated	9	350	1
Change in unrealized appreciation/depreciation of:
Investments in affiliates	1,240	(31,579)	236
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	1,249	(32,941)	202

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,610	$ (21,427)	$ 238

See accompanying notes.

50

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	Principal LifeTime
	Strategic Income	Real Estate	SAM Balanced
Amounts in thousands	Fund	Securities Fund	Portfolio

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ 10,178	$ –	$ 62,989
Dividends	–	25,353	–
Interest	–	735	–

Total Income	10,178	26,088	62,989
Expenses:
Management and investment advisory fees	277	4,003	4,834
Distribution fees - Class A	20	60	1,791
Distribution fees - Class B	3	52	3,100
Distribution fees - Class C	14	16	2,684
Distribution fees - Class J	118	174	174
Distribution fees - R-1	11	4	3
Distribution fees - R-2	26	13	–
Distribution fees - R-3	29	28	6
Distribution fees - R-4	9	5	1
Administrative service fees - R-1	8	3	2
Administrative service fees - R-2	17	9	–
Administrative service fees - R-3	18	17	3
Administrative service fees - R-4	12	6	2
Administrative service fees - R-5	17	18	4
Registration fees - Class A	7	8	24
Registration fees - Class B	7	7	7
Registration fees - Class C	8	8	14
Registration fees - Class J	8	9	9
Registration fees - Institutional	8	7	7
Service fees - R-1	7	3	2
Service fees - R-2	22	11	–
Service fees - R-3	20	19	4
Service fees - R-4	14	7	1
Service fees - R-5	23	24	5
Shareholder reports - Class A	–	10	62
Shareholder reports - Class B	–	4	36
Shareholder reports - Class C	–	1	18
Shareholder reports - Class J	2	8	3
Transfer agent fees - Class A	20	140	945
Transfer agent fees - Class B	3	42	495
Transfer agent fees - Class C	4	12	293
Transfer agent fees - Class J	16	111	80
Transfer agent fees - Institutional	–	16	–
Custodian fees	–	2	–
Directors' expenses	7	11	63
Professional fees	7	8	8
Other expenses	5	11	51

Total Gross Expenses	767	4,887	14,731
Less: Reimbursement from Manager - Class A	18	115	–
Less: Reimbursement from Manager - Class B	10	40	–
Less: Reimbursement from Manager - Class C	10	20	–
Less: Reimbursement from Manager - Class J	–	–	22
Less: Reimbursement from Manager - Institutional	–	–	6
Less: Reimbursement from Underwriter - Class J	13	19	19

Total Net Expenses	716	4,693	14,684

Net Investment Income (Loss)	9,462	21,395	48,305

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	–	(339,437)	–
Investment transactions in affiliates	(18,945)	–	(107,731)
Other investment companies - affiliated	377	–	6,595
Change in unrealized appreciation/depreciation of:
Investments	–	97,295	–
Investments in affiliates	15	–	(41,257)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(18,553)	(242,142)	(142,393)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (9,091)	$ (220,747)	$ (94,088)

See accompanying notes.

51

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	SAM Conservative	SAM Conservative	SAM Flexible
Amounts in thousands	Balanced Portfolio	Growth Portfolio	Income Portfolio

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ 13,788	$ 40,290	$ 18,537

Total Income	13,788	40,290	18,537
Expenses:
Management and investment advisory fees	954	3,591	1,173
Distribution fees - Class A	290	1,253	424
Distribution fees - Class B	482	2,220	775
Distribution fees - Class C	730	2,438	701
Distribution fees - Class J	81	105	31
Distribution fees - R-1	1	2	–
Distribution fees - R-2	1	2	–
Distribution fees - R-3	2	2	1
Distribution fees - R-4	1	1	1
Administrative service fees - R-1	–	2	–
Administrative service fees - R-2	1	1	–
Administrative service fees - R-3	1	1	1
Administrative service fees - R-4	1	2	1
Administrative service fees - R-5	1	2	–
Registration fees - Class A	11	19	11
Registration fees - Class B	7	7	10
Registration fees - Class C	9	19	11
Registration fees - Class J	9	9	9
Registration fees - Institutional	7	8	7
Service fees - R-1	–	1	–
Service fees - R-2	1	2	–
Service fees - R-3	1	1	1
Service fees - R-4	1	2	–
Service fees - R-5	1	3	1
Shareholder reports - Class A	8	46	13
Shareholder reports - Class B	4	16	7
Shareholder reports - Class C	4	14	4
Shareholder reports - Class J	1	1	–
Transfer agent fees - Class A	132	797	174
Transfer agent fees - Class B	68	408	105
Transfer agent fees - Class C	67	366	61
Transfer agent fees - Class J	35	52	19
Directors' expenses	10	51	12
Professional fees	8	8	8
Other expenses	11	42	9

Total Gross Expenses	2,941	11,494	3,570
Less: Reimbursement from Manager - Class J	12	20	15
Less: Reimbursement from Manager - Institutional	7	6	7
Less: Reimbursement from Underwriter - Class J	9	12	4

Total Net Expenses	2,913	11,456	3,544

Net Investment Income (Loss)	10,875	28,834	14,993

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliates	(6,867)	(90,551)	(6,658)
Other investment companies - affiliated	834	7,276	354
Change in unrealized appreciation/depreciation of:
Investments in affiliates	(746)	(80,558)	9,656
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(6,779)	(163,833)	3,352

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 4,096	$ (134,999)	$ 18,345

See accompanying notes.

52

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	SAM Strategic	Short-Term	Short-Term
Amounts in thousands	Growth Portfolio	Bond Fund	Income Fund

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ 23,237	$ –	$ –
Interest	–	5,078	6,628
Securities lending - net	–	115	–

Total Income	23,237	5,193	6,628
Expenses:
Management and investment advisory fees	2,189	300	641
Distribution fees - Class A	762	41	34
Distribution fees - Class B	1,391	N/A	N/A
Distribution fees - Class C	1,402	10	36
Distribution fees - Class J	94	94	N/A
Distribution fees - R-1	2	1	N/A
Distribution fees - R-3	2	3	N/A
Distribution fees - R-4	1	–	N/A
Administrative service fees - R-1	2	1	N/A
Administrative service fees - R-3	1	2	N/A
Administrative service fees - R-4	1	–	N/A
Administrative service fees - R-5	–	1	N/A
Registration fees - Class A	14	9	8
Registration fees - Class B	10	N/A	N/A
Registration fees - Class C	14	8	8
Registration fees - Class J	11	9	N/A
Registration fees - Institutional	7	7	7
Service fees - R-1	2	1	N/A
Service fees - R-3	1	2	N/A
Service fees - R-4	1	–	N/A
Service fees - R-5	1	1	N/A
Shareholder reports - Class A	38	5	5
Shareholder reports - Class B	20	N/A	N/A
Shareholder reports - Class C	17	–	1
Shareholder reports - Class J	3	5	N/A
Transfer agent fees - Class A	661	58	33
Transfer agent fees - Class B	328	N/A	N/A
Transfer agent fees - Class C	283	4	5
Transfer agent fees - Class J	60	38	N/A
Transfer agent fees - Institutional	–	11	10
Custodian fees	–	4	2
Directors' expenses	32	4	2
Professional fees	8	9	8
Other expenses	26	4	2

Total Gross Expenses	7,384	632	802
Less: Reimbursement from Manager - Class C	–	10	7
Less: Reimbursement from Manager - Class J	36	–	N/A
Less: Reimbursement from Manager - Institutional	7	17	–
Less: Reimbursement from Underwriter - Class J	10	10	N/A

Total Net Expenses	7,331	595	795

Net Investment Income (Loss)	15,906	4,598	5,833

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	–	(6,687)	314
Investment transactions in affiliates	(77,985)	–	–
Futures contracts	–	(232)	(1,619)
Other investment companies - affiliated	5,079	–	–
Change in unrealized appreciation/depreciation of:
Investments	–	(3,017)	5,298
Investments in affiliates	(48,851)	–	–
Futures contracts	–	–	109
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(121,757)	(9,936)	4,102

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (105,851)	$ (5,338)	$ 9,935

See accompanying notes.

53

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	SmallCap	SmallCap	SmallCap
Amounts in thousands	Blend Fund	Growth Fund	Growth Fund I

Net Investment Income (Operating Loss)
Income:
Dividends	$ 1,305	$ 588	$ 218
Interest	6	9	2
Securities lending - net	1	2	–

Total Income	1,312	599	220
Expenses:
Management and investment advisory fees	584	711	622
Distribution fees - Class A	67	30	N/A
Distribution fees - Class B	38	12	N/A
Distribution fees - Class C	3	5	N/A
Distribution fees - Class J	81	41	13
Distribution fees - R-1	–	1	1
Distribution fees - R-2	2	–	2
Distribution fees - R-3	1	2	2
Distribution fees - R-4	1	1	1
Administrative service fees - R-1	–	1	1
Administrative service fees - R-2	1	–	1
Administrative service fees - R-3	1	1	1
Administrative service fees - R-4	1	2	1
Administrative service fees - R-5	–	1	2
Registration fees - Class A	8	8	N/A
Registration fees - Class B	7	8	N/A
Registration fees - Class C	8	7	N/A
Registration fees - Class J	8	9	8
Registration fees - Institutional	7	7	7
Service fees - R-1	–	1	–
Service fees - R-2	1	–	2
Service fees - R-3	1	1	2
Service fees - R-4	1	2	1
Service fees - R-5	1	2	3
Shareholder reports - Class A	15	13	N/A
Shareholder reports - Class B	3	2	N/A
Shareholder reports - Class C	–	1	N/A
Shareholder reports - Class J	9	3	1
Transfer agent fees - Class A	169	101	N/A
Transfer agent fees - Class B	32	15	N/A
Transfer agent fees - Class C	4	6	N/A
Transfer agent fees - Class J	57	27	12
Transfer agent fees - Institutional	–	11	1
Custodian fees	5	3	7
Directors' expenses	4	3	3
Professional fees	9	16	7
Other expenses	4	3	1

Total Gross Expenses	1,133	1,057	702
Less: Reimbursement from Manager - Class B	–	15	N/A
Less: Reimbursement from Manager - Class C	10	12	N/A
Less: Reimbursement from Manager - Institutional	7	13	6
Less: Reimbursement from Underwriter - Class J	5	5	1

Total Net Expenses	1,111	1,012	695

Net Investment Income (Loss)	201	(413)	(475)

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(64,664)	(77,846)	(26,665)
Futures contracts	(1,850)	(517)	–
Change in unrealized appreciation/depreciation of:
Investments	41,695	56,355	29,167
Futures contracts	1,214	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(23,605)	(22,008)	2,502

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (23,404)	$ (22,421)	$ 2,027

See accompanying notes.

54

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	SmallCap	SmallCap	SmallCap
Amounts in thousands	Growth Fund II	Growth Fund III	S&P 600 Index Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 600	$ 392	$ 2,736
Interest	9	3	7
Securities lending - net	7	–	3

Total Income	616	395	2,746
Expenses:
Management and investment advisory fees	1,465	905	232
Distribution fees - Class A	11	N/A	N/A
Distribution fees - Class B	15	N/A	N/A
Distribution fees - Class C	2	N/A	N/A
Distribution fees - Class J	28	N/A	113
Distribution fees - R-1	2	–	5
Distribution fees - R-2	8	1	19
Distribution fees - R-3	8	1	39
Distribution fees - R-4	2	–	9
Administrative service fees - R-1	1	–	4
Administrative service fees - R-2	5	–	13
Administrative service fees - R-3	5	1	23
Administrative service fees - R-4	3	–	12
Administrative service fees - R-5	9	1	27
Registration fees - Class A	8	N/A	N/A
Registration fees - Class B	7	N/A	N/A
Registration fees - Class C	8	N/A	N/A
Registration fees - Class J	8	N/A	9
Registration fees - Institutional	8	N/A	8
Service fees - R-1	1	–	4
Service fees - R-2	7	1	16
Service fees - R-3	6	1	26
Service fees - R-4	3	–	14
Service fees - R-5	12	1	37
Shareholder meeting expense - Institutional	–	43	–
Shareholder meeting expense - R-5	–	1	–
Shareholder reports - Class A	4	N/A	N/A
Shareholder reports - Class B	1	N/A	N/A
Shareholder reports - Class J	3	N/A	8
Transfer agent fees - Class A	40	N/A	N/A
Transfer agent fees - Class B	15	N/A	N/A
Transfer agent fees - Class C	3	N/A	N/A
Transfer agent fees - Class J	28	N/A	88
Transfer agent fees - Institutional	–	–	13
Custodian fees	7	7	10
Directors' expenses	7	5	4
Professional fees	9	8	7
Other expenses	8	3	6

Total Gross Expenses	1,757	979	746
Less: Reimbursement from Manager - Class A	44	N/A	N/A
Less: Reimbursement from Manager - Class B	21	N/A	N/A
Less: Reimbursement from Manager - Class C	11	N/A	N/A
Less: Reimbursement from Manager - Class J	28	N/A	–
Less: Reimbursement from Manager - Institutional	–	–	13
Less: Reimbursement from Underwriter - Class J	3	N/A	13

Total Net Expenses	1,650	979	720

Net Investment Income (Loss)	(1,034)	(584)	2,026

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(79,883)	(144,212)	(26,219)
Futures contracts	(3,812)	–	(4,295)
Change in unrealized appreciation/depreciation of:
Investments	59,079	114,288	(8,593)
Futures contracts	1,735	–	882
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(22,881)	(29,924)	(38,225)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (23,915)	$ (30,508)	$ (36,199)

See accompanying notes.

55

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	SmallCap Value	SmallCap Value	SmallCap Value
Amounts in thousands	Fund	Fund I	Fund II

Net Investment Income (Operating Loss)
Income:
Dividends	$ 4,069	$ 3,433	$ 1,089
Interest	11	11	2
Securities lending - net	3	1	–

Total Income	4,083	3,445	1,091
Expenses:
Management and investment advisory fees	1,327	1,289	688
Distribution fees - Class A	15	N/A	N/A
Distribution fees - Class B	11	N/A	N/A
Distribution fees - Class C	16	N/A	N/A
Distribution fees - Class J	79	N/A	–
Distribution fees - R-1	2	2	–
Distribution fees - R-2	7	7	1
Distribution fees - R-3	11	11	6
Distribution fees - R-4	3	3	1
Administrative service fees - R-1	1	2	–
Administrative service fees - R-2	5	5	1
Administrative service fees - R-3	6	6	3
Administrative service fees - R-4	4	3	1
Administrative service fees - R-5	11	7	2
Registration fees - Class A	8	N/A	N/A
Registration fees - Class B	7	N/A	N/A
Registration fees - Class C	8	N/A	N/A
Registration fees - Class J	8	N/A	3
Registration fees - Institutional	7	8	7
Service fees - R-1	1	2	–
Service fees - R-2	6	6	1
Service fees - R-3	8	7	4
Service fees - R-4	4	4	1
Service fees - R-5	15	9	2
Shareholder reports - Class A	4	N/A	N/A
Shareholder reports - Class B	1	N/A	N/A
Shareholder reports - Class C	1	N/A	N/A
Shareholder reports - Class J	5	N/A	–
Transfer agent fees - Class A	35	N/A	N/A
Transfer agent fees - Class B	11	N/A	N/A
Transfer agent fees - Class C	9	N/A	N/A
Transfer agent fees - Class J	46	N/A	–
Transfer agent fees - Institutional	11	–	–
Custodian fees	4	12	11
Directors' expenses	4	8	7
Professional fees	8	8	8
Other expenses	3	7	9

Total Gross Expenses	1,712	1,406	756
Less: Reimbursement from Manager - Class A	26	N/A	N/A
Less: Reimbursement from Manager - Class B	13	N/A	N/A
Less: Reimbursement from Manager - Class C	12	N/A	N/A
Less: Reimbursement from Manager - Class J	–	N/A	3
Less: Reimbursement from Manager - Institutional	–	–	7
Less: Reimbursement from Underwriter - Class J	9	N/A	–

Total Net Expenses	1,652	1,406	746

Net Investment Income (Loss)	2,431	2,039	345

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(94,627)	(54,956)	(25,616)
Futures contracts	–	(5,000)	–
Change in unrealized appreciation/depreciation of:
Investments	32,091	8,731	9,465
Futures contracts	–	5,716	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(62,536)	(45,509)	(16,151)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (60,105)	$ (43,470)	$ (15,806)

See accompanying notes.

56

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	SmallCap Value	Ultra Short Bond	West Coast Equity
Amounts in thousands	Fund III	Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 1,116	$ –	$ 7,965
Interest	2	3,104	20
Securities lending - net	–	1	–

Total Income	1,118	3,105	7,985
Expenses:
Management and investment advisory fees	448	291	2,211
Distribution fees - Class A	N/A	1	406
Distribution fees - Class B	N/A	N/A	377
Distribution fees - Class C	N/A	1	53
Distribution fees - Class J	14	16	N/A
Distribution fees - R-2	2	3	N/A
Distribution fees - R-3	5	1	N/A
Administrative service fees - R-2	1	6	N/A
Administrative service fees - R-3	3	2	N/A
Administrative service fees - R-5	3	–	N/A
Registration fees - Class A	N/A	9	19
Registration fees - Class B	N/A	N/A	10
Registration fees - Class C	N/A	7	8
Registration fees - Class J	8	8	N/A
Registration fees - Institutional	1	8	7
Service fees - R-2	2	7	N/A
Service fees - R-3	3	2	N/A
Service fees - R-4	1	–	N/A
Service fees - R-5	3	1	N/A
Shareholder reports - Class A	N/A	1	71
Shareholder reports - Class B	N/A	N/A	37
Shareholder reports - Class C	N/A	–	3
Shareholder reports - Class J	1	2	N/A
Transfer agent fees - Class A	N/A	6	361
Transfer agent fees - Class B	N/A	N/A	181
Transfer agent fees - Class C	N/A	4	20
Transfer agent fees - Class J	10	22	N/A
Custodian fees	11	3	7
Directors' expenses	22	3	12
Professional fees	7	7	8
Other expenses	3	1	10

Total Gross Expenses	548	412	3,801
Less: Reimbursement from Manager - Class C	N/A	8	–
Less: Reimbursement from Manager - Institutional	6	–	–
Less: Reimbursement from Underwriter - Class J	2	2	N/A

Total Net Expenses	540	402	3,801

Net Investment Income (Loss)	578	2,703	4,184

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(41,692)	(23,075)	(9,917)
Futures contracts	(97)	(617)	–
Change in unrealized appreciation/depreciation of:
Investments	27,285	9,183	(38,902)
Futures contracts	–	171	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(14,504)	(14,338)	(48,819)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (13,926)	$ (11,635)	$ (44,635)

See accompanying notes.

57

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Bond & Mortgage Securities Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 66,517		$ 145,985
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(105,873)		(55,741)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								83,375		(517,385)

		Net Increase (Decrease) in Net Assets Resulting from Operations						44,019		(427,141)

Dividends and Distributions to Shareholders
From net investment income								(67,925)		(140,512)

				Total Dividends and Distributions				(67,925)		(140,512)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(358,311)		514,951
Redemption fees - Class C								1		–
Redemption fees - Class J								4		4

				Total increase (decrease) in net assets				(382,212)		(52,698)

Net Assets
Beginning of period								2,464,423		2,517,121

End of period (including undistributed net investment income as set forth below)							$ 2,082,211		$ 2,464,423

Undistributed (overdistributed) net investment income (operating loss)							$ 4,113		$ 5,426

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 4,872 $	709 $	715	$ 6,545 $	38,341	$ 1,544	$ 1,568 $	3,447 $	2,932	$ 6,275
Reinvested	2,824	323	52	4,664	55,558	181	688	1,192	614	1,532
Redeemed	(16,209)	(3,299)	(520)	(26,924)	(397,150)	(1,079)	(5,008)	(11,996)	(3,543)	(27,159)

Net Increase (Decrease)	$ (8,513) $	(2,267) $	247	$ (15,715) $ (303,251) $		646	$ (2,752) $	(7,357) $	3	$ (19,352)

Shares:
Sold	588	85	86	782	4,620	186	190	416	350	754
Reinvested	339	39	6	557	6,675	22	83	144	73	185
Redeemed	(1,950)	(397)	(62)	(3,215)	(47,805)	(130)	(607)	(1,440)	(421)	(3,244)

Net Increase (Decrease)	(1,023)	(273)	30	(1,876)	(36,510)	78	(334)	(880)	2	(2,305)

Year Ended October 31, 2008
Dollars:
Sold	$ 10,893 $	2,505 $	1,087	$ 28,403 $ 685,046		$ 3,311	$ 6,382 $	15,045 $	11,813	$ 29,061
Reinvested	6,557	817	104	10,496	110,568	321	1,631	2,880	1,413	4,990
Redeemed	(35,444)	(7,234)	(831)	(59,208)	(209,422)	(2,251)	(10,718)	(19,819)	(13,443)	(60,002)

Net Increase (Decrease)	$ (17,994) $	(3,912) $	360	$ (20,309) $ 586,192		$ 1,381	$ (2,705) $	(1,894) $	(217) $	(25,951)

Shares:
Sold	1,094	245	110	2,830	67,683	338	639	1,501	1,159	2,920
Reinvested	663	82	10	1,057	11,261	32	166	293	142	506
Redeemed	(3,617)	(740)	(87)	(6,008)	(21,750)	(229)	(1,112)	(2,054)	(1,368)	(6,175)

Net Increase (Decrease)	(1,860)	(413)	33	(2,121)	57,194	141	(307)	(260)	(67)	(2,749)

Distributions:
Period Ended April 30, 2009
From net investment income $	(3,044) $	(335) $	(57) $	(4,714) $	(55,559) $	(182) $	(688) $	(1,194) $	(616) $	(1,536)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(3,044) $	(335) $	(57) $	(4,714) $	(55,559) $	(182) $	(688) $	(1,194) $	(616) $	(1,536)

Year Ended October 31, 2008
From net investment income $	(7,081) $	(843) $	(108) $	(10,600) $ (110,640) $		(321) $	(1,631) $	(2,880) $	(1,413) $	(4,995)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(7,081) $	(843) $	(108) $	(10,600) $ (110,640) $		(321) $	(1,631) $	(2,880) $	(1,413) $	(4,995)

See accompanying notes.

58

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Core Plus Bond Fund I

							Period Ended	Period Ended
							April 30, 2009	October 31, 2008(a)

Operations
Net investment income (operating loss)							$ 8,484	$ 24
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							7,249	(99)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							4,553	(158)

			Net Increase (Decrease) in Net Assets Resulting from Operations				20,286	(233)

Dividends and Distributions to Shareholders
From net investment income							(6,480)	–
From net realized gain on investments							(573)	–

					Total Dividends and Distributions		(7,053)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions							982,167	58,895

					Total increase (decrease) in net assets		995,400	58,662

Net Assets
Beginning of period							58,662	–

End of period (including undistributed net investment income as set forth below)							$ 1,054,062	$ 58,662

Undistributed (overdistributed) net investment income (operating loss)							$ 2,173	$ 67

	Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 1,017,717 $	757	$ 1,573	$ 7,636	$ 6,217	$ 8,243
Reinvested	6,929	3	4	34	37	46
Redeemed	(63,068)	(2)	(215)	(955)	(1,101)	(1,688)

Net Increase (Decrease)	$ 961,578	$ 758	$ 1,362	$ 6,715	$ 5,153	$ 6,601

Shares:
Sold	98,266	72	151	734	605	788
Reinvested	665	–	–	3	4	5
Redeemed	(6,141)	–	(20)	(91)	(106)	(164)

Net Increase (Decrease)	92,790	72	131	646	503	629

Periods Ended October 31, 2008
Dollars:
Sold	$ 75,988	$ 15	$ 15	$ 15	$ 15	$ 15
Redeemed	(17,168)	–	–	–	–	–

Net Increase (Decrease)	$ 58,820	$ 15	$ 15	$ 15	$ 15	$ 15

Shares:
Sold	7,611	2	2	2	2	2
Redeemed	(1,720)	–	–	–	–	–

Net Increase (Decrease)	5,891	2	2	2	2	2

Distributions:
Period Ended April 30, 2009
From net investment income $	(6,366) $	(3) $	(4) $	(33) $	(31) $	(43)
From net realized gain on
investments	(563)	–	–	(1)	(6)	(3)

Total Dividends and Distributions $	(6,929) $	(3) $	(4) $	(34) $	(37) $	(46)

Periods Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –

(a) Period from September 30, 2008, date operations commenced, through October 31, 2008

See accompanying notes.

59

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Disciplined LargeCap Blend Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 19,048		$ 41,838
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(464,722)	(340,418)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								262,659	(1,007,586)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(183,015)	(1,306,166)

Dividends and Distributions to Shareholders
From net investment income								(38,282)	(37,989)
From net realized gain on investments								–	(415,096)

					Total Dividends and Distributions			(38,282)	(453,085)

Capital Share Transactions
Net increase (decrease) in capital share transactions								93,738	(153,945)

					Total increase (decrease) in net assets			(127,559)	(1,913,196)

Net Assets
Beginning of period								2,022,953	3,936,149

End of period (including undistributed net investment income as set forth below)							$ 1,895,394		$ 2,022,953

Undistributed (overdistributed) net investment income (operating loss)							$ 11,816		$ 31,050

	Class A	Class B	Class C Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 5,390 $	774	$ 508	$ 220,221	$ 150	$ 172	$ 578	$ 734	$ 179
Reinvested	2,307	–	14	35,625	11	18	94	44	23
Redeemed	(20,392)	(4,661)	(210)	(146,619)	(103)	(60)	(507)	(408)	(144)

Net Increase (Decrease)	$ (12,695) $	(3,887) $	312	$ 109,227	$ 58	$ 130	$ 165	$ 370	$ 58

Shares:
Sold	628	89	58	25,345	17	20	69	84	22
Reinvested	255	–	1	3,963	1	2	10	5	2
Redeemed	(2,388)	(553)	(24)	(18,044)	(12)	(7)	(60)	(49)	(17)

Net Increase (Decrease)	(1,505)	(464)	35	11,264	6	15	19	40	7

Year Ended October 31, 2008
Dollars:
Sold	$ 21,618 $	1,836	$ 468	$ 504,487	$ 796	$ 521	$ 1,528	$ 691	$ 495
Reinvested	76,568	6,300	252	364,838	177	297	1,176	618	236
Redeemed	(313,091)	(19,721)	(500)	(799,502)	(452)	(508)	(1,689)	(1,095)	(289)

Net Increase (Decrease)	$ (214,905) $	(11,585) $	220	$ 69,823	$ 521	$ 310	$ 1,015	$ 214	$ 442

Shares:
Sold	1,570	136	35	36,389	60	38	126	51	36
Reinvested	4,924	411	16	23,480	12	19	76	40	15
Redeemed	(23,147)	(1,475)	(36)	(59,567)	(37)	(37)	(123)	(86)	(22)

Net Increase (Decrease)	(16,653)	(928)	15	302	35	20	79	5	29

Distributions:
Period Ended April 30, 2009
From net investment income $	(2,452) $	–	$ (15) $	(35,625) $	(11) $	(18) $	(94) $	(44) $	(23)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(2,452) $	–	$ (15) $	(35,625) $	(11) $	(18) $	(94) $	(44) $	(23)

Year Ended October 31, 2008
From net investment income $	(5,697) $	–	$ –	$ (32,157) $	(5) $	(11) $	(60) $	(41) $	(18)
From net realized gain on
investments	(73,221)	(6,561)	(264)	(332,681)	(172)	(286)	(1,116)	(577)	(218)

Total Dividends and Distributions $	(78,918) $	(6,561) $	(264) $ (364,838) $		(177) $	(297) $	(1,176) $	(618) $	(236)

See accompanying notes.

60

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Diversified International Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 10,905		$ 32,727
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(418,222)		(236,243)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								329,875		(1,092,644)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(77,442)		(1,296,160)

Dividends and Distributions to Shareholders
From net investment income								(31,605)		(23,601)
From net realized gain on investments								–		(301,880)

				Total Dividends and Distributions				(31,605)		(325,481)

Capital Share Transactions
Net increase (decrease) in capital share transactions								46,663		243,691
Redemption fees - Class A								2		6
Redemption fees - Class C								1		1
Redemption fees - Class J								3		3

				Total increase (decrease) in net assets				(62,378)		(1,377,940)

Net Assets
Beginning of period								1,241,487		2,619,427

End of period (including undistributed net investment income as set forth below)							$ 1,179,109		$ 1,241,487

Undistributed (overdistributed) net investment income (operating loss)							$ 7,990		$ 29,054

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 12,019 $	895 $	867	$ 12,520	$ 106,337	$ 1,310	$ 1,816	$ 5,296	$ 8,871	$ 9,548
Reinvested	4,778	71	95	3,049	18,934	117	318	1,184	1,035	1,605
Redeemed	(27,654)	(4,991)	(1,959)	(14,888)	(80,192)	(481)	(1,883)	(4,327)	(2,821)	(4,806)

Net Increase (Decrease)	$ (10,857) $	(4,025) $	(997) $	681	$ 45,079	$ 946	$ 251	$ 2,153	$ 7,085	$ 6,347

Shares:
Sold	1,818	134	131	1,862	16,316	198	275	795	1,279	1,396
Reinvested	657	10	13	424	2,619	16	44	163	141	222
Redeemed	(4,215)	(765)	(300)	(2,316)	(12,325)	(75)	(288)	(662)	(428)	(735)

Net Increase (Decrease)	(1,740)	(621)	(156)	(30)	6,610	139	31	296	992	883

Year Ended October 31, 2008
Dollars:
Sold	$ 73,466 $	8,088 $	9,716	$ 52,103	$ 165,291	$ 4,002	$ 8,077	$ 35,557	$ 36,976	$ 40,768
Reinvested	80,975	7,992	2,336	37,489	148,624	1,360	4,629	13,394	5,208	17,890
Redeemed	(209,371)	(21,046)	(8,228)	(59,241)	(122,214)	(2,258)	(8,100)	(19,977)	(8,928)	(50,887)

Net Increase (Decrease)	$ (54,930) $	(4,966) $	3,824	$ 30,351	$ 191,701	$ 3,104	$ 4,606	$ 28,974	$ 33,256	$ 7,771

Shares:
Sold	5,712	619	743	4,142	13,558	329	622	2,694	2,895	3,156
Reinvested	5,862	584	171	2,744	10,745	99	340	975	373	1,295
Redeemed	(17,267)	(1,799)	(708)	(5,092)	(9,393)	(193)	(730)	(1,723)	(767)	(4,224)

Net Increase (Decrease)	(5,693)	(596)	206	1,794	14,910	235	232	1,946	2,501	227

Distributions:
Period Ended April 30, 2009
From net investment income $	(5,176) $	(74) $	(109) $	(3,051) $	(18,936) $	(117) $	(318) $	(1,184) $	(1,035) $	(1,605)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(5,176) $	(74) $	(109) $	(3,051) $	(18,936) $	(117) $	(318) $	(1,184) $	(1,035) $	(1,605)

Year Ended October 31, 2008
From net investment income $	(5,462) $	– $	–	$ (1,728) $	(13,865) $	(33) $	(162) $	(659) $	(361) $	(1,331)
From net realized gain on
investments	(80,007)	(8,583)	(2,825)	(35,765)	(134,764)	(1,327)	(4,468)	(12,735)	(4,847)	(16,559)

Total Dividends and Distributions $	(85,469) $	(8,583) $	(2,825) $	(37,493) $ (148,629) $		(1,360) $	(4,630) $	(13,394) $	(5,208) $	(17,890)

See accompanying notes.

61

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					Equity Income Fund

					Period Ended	Year Ended
					April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)					$ 33,996	$ 74,798
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions					(362,453)	(280,808)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies					139,658	(1,161,488)

		Net Increase (Decrease) in Net Assets Resulting from Operations			(188,799)	(1,367,498)

Dividends and Distributions to Shareholders
From net investment income					(35,428)	(73,144)
From net realized gain on investments					–	(384,022)

				Total Dividends and Distributions	(35,428)	(457,166)

Capital Share Transactions
Net increase (decrease) in capital share transactions					(147,143)	(621,450)
Redemption fees - Class A					4	9
Redemption fees - Class B					3	2
Redemption fees - Class C					3	–

				Total increase (decrease) in net assets	(371,360)	(2,446,103)

Net Assets
Beginning of period					2,156,560	4,602,663

End of period (including undistributed net investment income as set forth below)					$ 1,785,200	$ 2,156,560

Undistributed (overdistributed) net investment income (operating loss)					$ 11,059	$ 12,493

	Class A	Class B	Class C Institutional

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 40,709 $	4,822 $	9,493 $	12,163
Reinvested	9,186	1,668	1,290	21,085
Redeemed	(127,060)	(30,256)	(26,628)	(63,615)

Net Increase (Decrease)	$ (77,165) $	(23,766) $	(15,845) $	(30,367)

Shares:
Sold	3,340	397	774	1,004
Reinvested	741	136	106	1,702
Redeemed	(10,693)	(2,574)	(2,257)	(5,281)

Net Increase (Decrease)	(6,612)	(2,041)	(1,377)	(2,575)

Year Ended October 31, 2008
Dollars:
Sold	$ 171,645 $	18,192 $	21,663 $	57,124
Reinvested	161,379	30,708	22,432	204,971
Redeemed	(819,926)	(108,781)	(91,480)	(289,377)

Net Increase (Decrease)	$ (486,902) $	(59,881) $	(47,385) $	(27,282)

Shares:
Sold	8,981	958	1,126	3,283
Reinvested	7,746	1,482	1,093	9,947
Redeemed	(44,704)	(6,031)	(5,085)	(15,986)

Net Increase (Decrease)	(27,977)	(3,591)	(2,866)	(2,756)

Distributions:
Period Ended April 30, 2009
From net investment income $	(10,735) $	(1,959) $	(1,649) $	(21,085)
From net realized gain on
investments	–	–	–	–

Total Dividends and Distributions $	(10,735) $	(1,959) $	(1,649) $	(21,085)

Year Ended October 31, 2008
From net investment income $	(26,157) $	(3,717) $	(3,095) $	(40,175)
From net realized gain on
investments	(160,120)	(33,312)	(25,793)	(164,797)

Total Dividends and Distributions $ (186,277) $		(37,029) $	(28,888) $ (204,972)

See accompanying notes.

62

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
			(unaudited)

				Global
				Diversified
Amounts in thousands				Income Fund

				Period Ended April
				30, 2009(a)

Operations
Net investment income (operating loss)				$ 1,340
Net realized gain (loss) from investment transactions and foreign currency transactions				(1,112)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies				3,419

		Net Increase (Decrease) in Net Assets Resulting from Operations		3,647

Dividends and Distributions to Shareholders
From net investment income				(1,354)

			Total Dividends and Distributions	(1,354)

Capital Share Transactions
Net increase (decrease) in capital share transactions				53,984

			Total increase (decrease) in net assets	56,277

Net Assets
Beginning of period				–

End of period (including undistributed net investment income as set forth below)				$ 56,277

Undistributed (overdistributed) net investment income (operating loss)				$ (49)

	Class A Class C Institutional

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 248 $	94 $	52,800
Reinvested	4	1	1,348
Redeemed	–	–	(511)

Net Increase (Decrease)	$ 252 $	95 $	53,637

Shares:
Sold	26	10	5,321
Reinvested	–	–	140
Redeemed	–	–	(52)

Net Increase (Decrease)	26	10	5,409

Distributions:
Period Ended April 30, 2009
From net investment
income	$ (4) $	(2) $	(1,348)
From net realized gain on
investments	–	–	–

Total Dividends and
Distributions	$ (4) $	(2) $	(1,348)

(a) Period from December 15, 2008, date operations commenced, through April 30, 2009.

See accompanying notes.

63

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				Global Real Estate Securities Fund

				Period Ended	Year Ended
				April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)				$ 92	$ 130
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions				(1,558)	(1,703)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies				891	(2,478)

		Net Increase (Decrease) in Net Assets Resulting from Operations		(575)	(4,051)

Dividends and Distributions to Shareholders
From net investment income				(159)	(138)

			Total Dividends and Distributions	(159)	(138)

Capital Share Transactions
Net increase (decrease) in capital share transactions				81	3,130

			Total increase (decrease) in net assets	(653)	(1,059)

Net Assets
Beginning of period				4,642	5,701

End of period (including undistributed net investment income as set forth below)				$ 3,989	$ 4,642

Undistributed (overdistributed) net investment income (operating loss)				$ (47)	$ (14)

	Class A	Class C Institutional

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 192 $	55 $	–
Reinvested	63	8	–
Redeemed	(226)	(11)	–

Net Increase (Decrease)	$ 29 $	52 $	–

Shares:
Sold	45	13	–
Reinvested	15	2	–
Redeemed	(58)	(3)	–

Net Increase (Decrease)	2	12	–

Year Ended October 31, 2008
Dollars:
Sold	$ 3,272 $	379 $	–
Reinvested	49	3	–
Redeemed	(480)	(93)	–

Net Increase (Decrease)	$ 2,841 $	289 $	–

Shares:
Sold	386	45	–
Reinvested	6	1	–
Redeemed	(67)	(13)	–

Net Increase (Decrease)	325	33	–

Distributions:
Period Ended April 30, 2009
From net investment income $	(91) $	(34) $	(34)
From net realized gain on
investments	–	–	–

Total Dividends and Distributions $	(91) $	(34) $	(34)

Year Ended October 31, 2008
From net investment income $	(79) $	(23) $	(36)
From net realized gain on
investments	–	–	–

Total Dividends and Distributions $	(79) $	(23) $	(36)

See accompanying notes.

64

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

							High Quality Intermediate-Term Bond
Amounts in thousands								Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 1,562		$ 6,527
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(11,715)	(4,466)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								4,446	(21,403)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(5,707)	(19,342)

Dividends and Distributions to Shareholders
From net investment income								(5,680)	(7,900)

				Total Dividends and Distributions				(5,680)	(7,900)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(17,755)	(62,312)
Redemption fees - Class J								1	1

				Total increase (decrease) in net assets				(29,141)	(89,553)

Net Assets
Beginning of period								85,373	174,926

End of period (including undistributed net investment income as set forth below)							$ 56,232		$ 85,373

Undistributed (overdistributed) net investment income (operating loss)							$ 989		$ 5,101

	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 2,429 $	2,234 $	420 $	569 $	917 $	928 $	1,501
Reinvested	1,933	1,971	100	259	666	180	549
Redeemed	(3,819)	(19,025)	(360)	(923)	(3,199)	(892)	(4,193)

Net Increase (Decrease)	$ 543 $	(14,820) $	160 $	(95) $	(1,616) $	216 $	(2,143)

Shares:
Sold	320	289	55	76	120	123	192
Reinvested	255	259	13	34	88	24	73
Redeemed	(500)	(2,434)	(46)	(122)	(430)	(116)	(548)

Net Increase (Decrease)	75	(1,886)	22	(12)	(222)	31	(283)

Year Ended October 31, 2008
Dollars:
Sold	$ 6,082 $	23,538 $	1,180 $	12,546 $	4,857 $	1,782 $	13,504
Reinvested	1,413	1,503	53	2,171	439	181	2,129
Redeemed	(8,175)	(12,404)	(779)	(58,386)	(3,184)	(2,826)	(47,936)

Net Increase (Decrease)	$ (680) $	12,637 $	454 $	(43,669) $	2,112 $	(863) $	(32,303)

Shares:
Sold	609	2,358	119	1,259	482	181	1,335
Reinvested	137	146	5	213	43	18	208
Redeemed	(828)	(1,267)	(80)	(5,908)	(320)	(293)	(4,892)

Net Increase (Decrease)	(82)	1,237	44	(4,436)	205	(94)	(3,349)

Distributions:
Period Ended April 30, 2009
From net investment income $	(1,943) $	(1,983) $	(100) $	(259) $	(666) $	(180) $	(549)
From net realized gain on
investments	–	–	–	–	–	–	–

Total Dividends and Distributions $	(1,943) $	(1,983) $	(100) $	(259) $	(666) $	(180) $	(549)

Year Ended October 31, 2008
From net investment income $	(1,421) $	(1,506) $	(53) $	(2,171) $	(439) $	(181) $	(2,129)
From net realized gain on
investments	–	–	–	–	–	–	–

Total Dividends and Distributions $	(1,421) $	(1,506) $	(53) $	(2,171) $	(439) $	(181) $	(2,129)

See accompanying notes.

65

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					High Yield Fund

					Period Ended	Year Ended
					April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)					$ 83,483	$ 120,219
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions					(49,068)	(3,794)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies					193,967	(524,403)

		Net Increase (Decrease) in Net Assets Resulting from Operations			228,382	(407,978)

Dividends and Distributions to Shareholders
From net investment income					(85,371)	(120,215)
From net realized gain on investments					–	(44,394)

				Total Dividends and Distributions	(85,371)	(164,609)

Capital Share Transactions
Net increase (decrease) in capital share transactions					658,199	248,526
Redemption fees - Class A					172	380
Redemption fees - Class B					1	1
Redemption fees - Class C					8	2

				Total increase (decrease) in net assets	801,391	(323,678)

Net Assets
Beginning of period					1,388,465	1,712,143

End of period (including undistributed net investment income as set forth below)					$ 2,189,856	$ 1,388,465

Undistributed (overdistributed) net investment income (operating loss)					$ 4,866	$ (1,354)

	Class A	Class B	Class C	Institutional

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 611,180	$ 12,209	$ 79,934	$ 316,889
Reinvested	34,554	1,180	3,545	25,660
Redeemed	(299,644)	(8,412)	(19,469)	(99,427)

Net Increase (Decrease)	$ 346,090	$ 4,977	$ 64,010	$ 243,122

Shares:
Sold	100,594	1,992	13,018	52,401
Reinvested	5,662	193	577	4,221
Redeemed	(49,776)	(1,391)	(3,229)	(16,692)

Net Increase (Decrease)	56,480	794	10,366	39,930

Year Ended October 31, 2008
Dollars:
Sold	$ 823,315	$ 12,573	$ 71,833	$ 128,193
Reinvested	58,569	3,879	7,343	62,220
Redeemed	(611,782)	(25,693)	(46,739)	(235,185)

Net Increase (Decrease)	$ 270,102	$ (9,241) $	32,437	$ (44,772)

Shares:
Sold	104,590	1,581	9,065	17,128
Reinvested	7,425	480	918	7,821
Redeemed	(78,410)	(3,350)	(6,135)	(29,520)

Net Increase (Decrease)	33,605	(1,289)	3,848	(4,571)

Distributions:
Period Ended April 30, 2009
From net investment income $	(47,478) $	(2,422) $	(6,838) $	(28,633)
From net realized gain on
investments	–	–	–	–

Total Dividends and Distributions $	(47,478) $	(2,422) $	(6,838) $	(28,633)

Year Ended October 31, 2008
From net investment income $	(61,325) $	(4,759) $	(9,252) $	(44,879)
From net realized gain on
investments	(20,511)	(2,249)	(3,835)	(17,799)

Total Dividends and Distributions $	(81,836) $	(7,008) $	(13,087) $	(62,678)

See accompanying notes.

66

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands		High Yield Fund I

		Period Ended	Year Ended
		April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)		$ 34,898	$ 55,273
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions		(41,459)	(30,513)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies		109,180	(189,548)

	Net Increase (Decrease) in Net Assets Resulting from Operations	102,619	(164,788)

Dividends and Distributions to Shareholders
From net investment income		(59,653)	(18,782)
From net realized gain on investments		–	(16)

	Total Dividends and Distributions	(59,653)	(18,798)

Capital Share Transactions
Net increase (decrease) in capital share transactions		69,357	338,910

	Total increase (decrease) in net assets	112,323	155,324

Net Assets
Beginning of period		662,079	506,755

End of period (including undistributed net investment income as set forth below)		$ 774,402	$ 662,079

Undistributed (overdistributed) net investment income (operating loss)		$ 23,075	$ 48,046

	Institutional

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 90,832
Reinvested	59,653
Redeemed	(81,128)

Net Increase (Decrease)	$ 69,357

Shares:
Sold	11,764
Reinvested	8,522
Redeemed	(10,593)

Net Increase (Decrease)	9,693

Year Ended October 31, 2008
Dollars:
Sold	$ 376,298
Reinvested	18,798
Redeemed	(56,186)

Net Increase (Decrease)	$ 338,910

Shares:
Sold	36,961
Reinvested	1,859
Redeemed	(5,765)

Net Increase (Decrease)	33,055

Distributions:
Period Ended April 30, 2009
From net investment income $	(59,653)
From net realized gain on
investments	–

Total Dividends and Distributions $	(59,653)

Year Ended October 31, 2008
From net investment income $	(18,782)
From net realized gain on
investments	(16)

Total Dividends and Distributions $	(18,798)

See accompanying notes.

67

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					Income Fund

					Period Ended	Year Ended
					April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)					$ 28,735	$ 64,824
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions					(6,927)	6,526
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies					58,638	(152,183)

		Net Increase (Decrease) in Net Assets Resulting from Operations			80,446	(80,833)

Dividends and Distributions to Shareholders
From net investment income					(29,882)	(66,976)

				Total Dividends and Distributions	(29,882)	(66,976)

Capital Share Transactions
Net increase (decrease) in capital share transactions					(43,495)	(130,790)
Redemption fees - Class A					1	1
Redemption fees - Class B					5	4
Redemption fees - Class C					6	1

				Total increase (decrease) in net assets	7,081	(278,593)

Net Assets
Beginning of period					918,251	1,196,844

End of period (including undistributed net investment income as set forth below)					$ 925,332	$ 918,251

Undistributed (overdistributed) net investment income (operating loss)					$ (10,034)	$ (8,726)

	Class A	Class B	Class C	Institutional

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 24,700	$ 5,984 $	9,630	$ 60,420
Reinvested	2,972	990	352	23,546
Redeemed	(22,647)	(11,011)	(5,170)	(133,261)

Net Increase (Decrease)	$ 5,025	$ (4,037) $	4,812	$ (49,295)

Shares:
Sold	3,058	742	1,191	7,507
Reinvested	368	122	43	2,911
Redeemed	(2,820)	(1,372)	(640)	(16,668)

Net Increase (Decrease)	606	(508)	594	(6,250)

Year Ended October 31, 2008
Dollars:
Sold	$ 44,748	$ 9,661 $	10,440	$ 100,017
Reinvested	5,919	2,276	550	54,680
Redeemed	(54,738)	(30,150)	(5,817)	(268,376)

Net Increase (Decrease)	$ (4,071) $	(18,213) $	5,173	$ (113,679)

Shares:
Sold	5,018	1,085	1,179	11,161
Reinvested	674	258	63	6,210
Redeemed	(6,262)	(3,443)	(661)	(31,061)

Net Increase (Decrease)	(570)	(2,100)	581	(13,690)

Distributions:
Period Ended April 30, 2009
From net investment income $	(4,198) $	(1,473) $	(491) $	(23,720)
From net realized gain on
investments	–	–	–	–

Total Dividends and Distributions $	(4,198) $	(1,473) $	(491) $	(23,720)

Year Ended October 31, 2008
From net investment income $	(8,249) $	(3,329) $	(704) $	(54,694)
From net realized gain on
investments	–	–	–	–

Total Dividends and Distributions $	(8,249) $	(3,329) $	(704) $	(54,694)

See accompanying notes.

68

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Inflation Protection Fund

								Period Ended		Year Ended
								April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)								$ (3,392)		$ 29,301
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(71,401)		1,842
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								70,479		(118,158)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(4,314)		(87,015)

Dividends and Distributions to Shareholders
From net investment income								(209)		(40,806)
From tax return of capital								–		(7,447)

				Total Dividends and Distributions				(209)		(48,253)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(22,826)		67,549
Redemption fees - Class A								5		5
Redemption fees - Class J								1		2

				Total increase (decrease) in net assets				(27,343)		(67,712)

Net Assets
Beginning of period								407,859		475,571

End of period (including undistributed net investment income as set forth below)								$ 380,516		$ 407,859

Undistributed (overdistributed) net investment income (operating loss)								$ (3,636)		$ (29)

	Class A	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 3,820 $	417 $	824 $	39,515 $	161	$ 90	$ 422	$ 123	$ 321
Reinvested	2	–	3	202	–	–	–	–	–
Redeemed	(1,846)	(1,050)	(2,203)	(62,503)	(243)	(171)	(334)	(54)	(322)

Net Increase (Decrease)	$ 1,976 $	(633) $	(1,376) $	(22,786) $	(82) $	(81) $	88	$ 69	$ (1)

Shares:
Sold	540	58	117	5,587	23	13	60	18	45
Reinvested	–	–	–	30	–	–	–	–	–
Redeemed	(261)	(149)	(314)	(8,769)	(35)	(24)	(47)	(8)	(47)

Net Increase (Decrease)	279	(91)	(197)	(3,152)	(12)	(11)	13	10	(2)

Year Ended October 31, 2008
Dollars:
Sold	$ 11,040 $	2,108 $	12,408 $	97,863 $	666	$ 279	$ 833	$ 729	$ 1,117
Reinvested	606	68	825	46,263	27	60	113	28	94
Redeemed	(7,318)	(631)	(8,269)	(88,520)	(233)	(121)	(1,000)	(540)	(946)

Net Increase (Decrease)	$ 4,328 $	1,545 $	4,964 $	55,606 $	460	$ 218	$ (54) $	217	$ 265

Shares:
Sold	1,191	231	1,354	10,875	76	32	93	82	124
Reinvested	67	8	92	5,142	3	7	12	3	10
Redeemed	(838)	(74)	(956)	(9,918)	(27)	(14)	(113)	(60)	(110)

Net Increase (Decrease)	420	165	490	6,099	52	25	(8)	25	24

Distributions:
Period Ended April 30, 2009
From net investment income $	(3) $	(1) $	(3) $	(202) $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(3) $	(1) $	(3) $	(202) $	–	$ –	$ –	$ –	$ –

Year Ended October 31, 2008
From net investment income $	(579) $	(102) $	(728) $	(39,124) $	(23) $	(51) $	(95) $	(24) $	(80)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
From tax return of capital	(106)	(19)	(133)	(7,139)	(4)	(9)	(18)	(4)	(15)

Total Dividends and Distributions $	(685) $	(121) $	(861) $	(46,263) $	(27) $	(60) $	(113) $	(28) $	(95)

See accompanying notes.

69

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								International Emerging Markets Fund

								Period Ended	Year Ended
								April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)								$ 2,467	$ 13,745
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(293,311)		(196,524)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								388,867		(776,973)

		Net Increase (Decrease) in Net Assets Resulting from Operations						98,023		(959,752)

Dividends and Distributions to Shareholders
From net investment income								(8,139)		(8,981)
From net realized gain on investments								–		(224,073)

					Total Dividends and Distributions			(8,139)		(233,054)

Capital Share Transactions
Net increase (decrease) in capital share transactions								84,018		400,714
Redemption fees - Class A								16		19
Redemption fees - Class J								16		20

					Total increase (decrease) in net assets			173,934		(792,053)

Net Assets
Beginning of period								704,241		1,496,294

End of period (including undistributed net investment income as set forth below)								$ 878,175	$ 704,241

Undistributed (overdistributed) net investment income (operating loss)								$ 1,013	$ 8,091

	Class A	Class B	Class C		Class J Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 8,438	$ 837	$ 742	$ 13,187	$ 112,851	$ 992	$ 1,399	$ 3,160	$ 3,000	$ 4,866
Reinvested	209	–	–	610	6,778	5	13	95	119	160
Redeemed	(21,080)	(1,786)	(876)	(14,109)	(29,500)	(331)	(746)	(2,095)	(1,518)	(1,402)

Net Increase (Decrease)	$ (12,433) $	(949) $	(134) $	(312) $	90,129	$ 666	$ 666	$ 1,160	$ 1,601	$ 3,624

Shares:
Sold	630	63	56	1,005	8,673	75	107	243	226	363
Reinvested	15	–	–	46	500	–	1	7	9	12
Redeemed	(1,684)	(140)	(69)	(1,124)	(2,347)	(25)	(59)	(168)	(118)	(107)

Net Increase (Decrease)	(1,039)	(77)	(13)	(73)	6,826	50	49	82	117	268

Year Ended October 31, 2008
Dollars:
Sold	$ 90,430	$ 8,906	$ 9,637	$ 61,697	$ 236,390	$ 3,365	$ 5,768	$ 14,567	$ 13,086	$ 17,319
Reinvested	32,750	4,853	1,679	47,378	124,220	1,108	2,494	5,129	2,699	7,554
Redeemed	(90,000)	(10,059)	(4,613)	(80,879)	(59,461)	(2,138)	(4,827)	(9,132)	(4,084)	(25,122)

Net Increase (Decrease)	$ 33,180	$ 3,700	$ 6,703	$ 28,196	$ 301,149	$ 2,335	$ 3,435	$ 10,564	$ 11,701	$ (249)

Shares:
Sold	3,446	311	340	2,281	9,737	121	198	528	488	607
Reinvested	1,086	164	56	1,625	4,110	37	84	172	90	251
Redeemed	(4,036)	(420)	(197)	(3,395)	(2,531)	(83)	(201)	(379)	(175)	(940)

Net Increase (Decrease)	496	55	199	511	11,316	75	81	321	403	(82)

Distributions:
Period Ended April 30, 2009
From net investment income $	(251) $	–	$ –	$ (611) $	(6,885) $	(5) $	(13) $	(95) $	(119) $	(160)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(251) $	–	$ –	$ (611) $	(6,885) $	(5) $	(13) $	(95) $	(119) $	(160)

Year Ended October 31, 2008
From net investment income $	(673) $	–	$ –	$ (774) $	(7,056) $	–	$ (13) $	(89) $	(85) $ (291)
From net realized gain on
investments	(33,464)	(5,238)	(1,758)	(46,616)	(118,487)	(1,108)	(2,485)	(5,040)	(2,614)	(7,263)

Total Dividends and Distributions $	(34,137) $	(5,238) $	(1,758) $		(47,390) $ (125,543) $	(1,108) $	(2,498) $	(5,129) $	(2,699) $	(7,554)

See accompanying notes.

70

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								International Fund I

							Period Ended	Year Ended
							April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)							$ 9,787	$ 34,247
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							(311,851)	(334,255)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							257,151	(748,177)

		Net Increase (Decrease) in Net Assets Resulting from Operations					(44,913)	(1,048,185)

Dividends and Distributions to Shareholders
From net investment income							(31,497)	(28,067)
From net realized gain on investments							–	(178,752)

				Total Dividends and Distributions			(31,497)	(206,819)

Capital Share Transactions
Net increase (decrease) in capital share transactions							268,890	157,481

				Total increase (decrease) in net assets			192,480	(1,097,523)

Net Assets
Beginning of period							906,591	2,004,114

End of period (including undistributed net investment income as set forth below)							$ 1,099,071	$ 906,591

Undistributed (overdistributed) net investment income (operating loss)							$ 8,206	$ 30,129

	Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 319,308	$ 1,112	$ 794	$ 1,105	$ 1,305	$ 1,358
Issued in acquisitions	12,092	424	996	777	1,880	18
Reinvested	30,233	80	185	250	297	451
Redeemed	(98,638)	(342)	(1,349)	(966)	(1,069)	(1,411)

Net Increase (Decrease)	$ 262,995	$ 1,274	$ 626	$ 1,166	$ 2,413	$ 416

Shares:
Sold	40,751	143	102	143	168	175
Issued in acquisitions	1,581	56	132	103	247	2
Reinvested	3,511	9	21	29	35	52
Redeemed	(13,240)	(44)	(172)	(130)	(141)	(186)

Net Increase (Decrease)	32,603	164	83	145	309	43

Year Ended October 31, 2008
Dollars:
Sold	$ 488,474	$ 2,541	$ 2,268	$ 4,493	$ 3,985	$ 4,802
Reinvested	197,048	509	1,833	1,948	1,721	3,758
Redeemed	(529,740)	(1,219)	(4,756)	(9,367)	(3,432)	(7,385)

Net Increase (Decrease)	$ 155,782	$ 1,831	$ (655) $	(2,926) $	2,274	$ 1,175

Shares:
Sold	33,919	171	150	315	275	326
Reinvested	11,945	31	112	119	105	229
Redeemed	(50,120)	(92)	(361)	(607)	(246)	(568)

Net Increase (Decrease)	(4,256)	110	(99)	(173)	134	(13)

Distributions:
Period Ended April 30, 2009
From net investment income $	(30,234) $	(80) $	(185) $	(250) $	(297) $	(451)
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and Distributions $	(30,234) $	(80) $	(185) $	(250) $	(297) $	(451)

Year Ended October 31, 2008
From net investment income $	(27,115) $	(31) $	(133) $	(174) $	(177) $	(437)
From net realized gain on
investments	(169,934)	(478)	(1,700)	(1,775)	(1,544)	(3,321)

Total Dividends and Distributions $ (197,049) $		(509) $	(1,833) $	(1,949) $	(1,721) $	(3,758)

See accompanying notes.

71

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								International Growth Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 11,880		$ 30,508
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(560,359)		(343,514)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								419,909	(1,040,308)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(128,570)	(1,353,314)

Dividends and Distributions to Shareholders
From net investment income								(31,255)		(18,610)
From net realized gain on investments								–		(198,877)

				Total Dividends and Distributions				(31,255)		(217,487)

Capital Share Transactions
Net increase (decrease) in capital share transactions								13,463		422,493
Redemption fees - Class A								1		1
Redemption fees - Class J								2		1

				Total increase (decrease) in net assets				(146,359)	(1,148,306)

Net Assets
Beginning of period								1,323,085		2,471,391

End of period (including undistributed net investment income as set forth below)							$ 1,176,726		$ 1,323,085

Undistributed (overdistributed) net investment income (operating loss)							$ 10,494		$ 29,625

Class A		Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 908	$ 57	$ 2,136 $ 109,738		$ 237	$ 316 $	1,564	$ 615 $	1,867
Reinvested	35	2	543	29,962	16	66	268	132	226
Redeemed	(450)	(19)	(3,987)	(123,295)	(201)	(895)	(3,455)	(2,061)	(862)

Net Increase (Decrease)	$ 493	$ 40	$ (1,308) $	16,405	$ 52	$ (513) $	(1,623) $	(1,314) $	1,231

Shares:
Sold	144	9	355	17,287	41	51	247	99	293
Reinvested	5	–	82	4,452	3	10	38	20	34
Redeemed	(76)	(3)	(673)	(20,781)	(34)	(150)	(527)	(341)	(146)

Net Increase (Decrease)	73	6	(236)	958	10	(89)	(242)	(222)	181

Year Ended October 31, 2008
Dollars:
Sold	$ 3,765	$ 661	$ 9,746 $ 361,524		$ 998	$ 2,203 $	6,406	$ 4,136 $	14,369
Reinvested	106	16	7,183	200,494	280	1,480	3,252	2,160	2,469
Redeemed	(976)	(221)	(18,946)	(137,843)	(870)	(5,291)	(7,286)	(11,612)	(15,710)

Net Increase (Decrease)	$ 2,895	$ 456	$ (2,017) $ 424,175		$ 408	$ (1,608) $	2,372	$ (5,316) $	1,128

Shares:
Sold	310	54	841	30,097	84	179	544	358	1,180
Reinvested	8	1	548	14,944	21	114	235	163	186
Redeemed	(89)	(20)	(1,720)	(12,979)	(83)	(500)	(651)	(979)	(1,467)

Net Increase (Decrease)	229	35	(331)	32,062	22	(207)	128	(458)	(101)

Distributions:
Period Ended April 30, 2009
From net investment income $	(37) $	(2) $	(544) $	(29,964) $	(16) $	(66) $	(268) $	(132) $	(226)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(37) $	(2) $	(544) $	(29,964) $	(16) $	(66) $	(268) $	(132) $	(226)

Year Ended October 31, 2008
From net investment income $	(4) $	–	$ (180) $	(18,045) $	–	$ (19) $	(94) $	(113) $	(155)
From net realized gain on
investments	(103)	(17)	(7,013)	(182,484)	(280)	(1,461)	(3,158)	(2,047)	(2,314)

Total Dividends and Distributions $	(107) $	(17) $	(7,193) $ (200,529) $		(280) $	(1,480) $	(3,252) $	(2,160) $	(2,469)

See accompanying notes.

72

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands		International Value Fund I

		Period Ended	Period Ended
		April 30, 2009	October 31, 2008(a)

Operations
Net investment income (operating loss)		$ 6,470	$ (120)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions		(31,681)	(1,573)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies		41,932	(16,982)

	Net Increase (Decrease) in Net Assets Resulting from Operations	16,721	(18,675)

Dividends and Distributions to Shareholders
From net investment income		(875)	–

	Total Dividends and Distributions	(875)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions		259,891	383,137

	Total increase (decrease) in net assets	275,737	364,462

Net Assets
Beginning of period		364,462	–

End of period (including undistributed net investment income as set forth below)		$ 640,199	$ 364,462

Undistributed (overdistributed) net investment income (operating loss)		$ 5,211	$ (90)

	Institutional

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 282,641
Reinvested	875
Redeemed	(23,625)

Net Increase (Decrease)	$ 259,891

Shares:
Sold	36,697
Reinvested	99
Redeemed	(3,092)

Net Increase (Decrease)	33,704

Periods Ended October 31, 2008
Dollars:
Sold	$ 390,930
Redeemed	(7,793)

Net Increase (Decrease)	$ 383,137

Shares:
Sold	43,210
Redeemed	(894)

Net Increase (Decrease)	42,316

Distributions:
Period Ended April 30, 2009
From net investment income $	(875)
From net realized gain on
investments	–

Total Dividends and Distributions $	(875)

Periods Ended October 31, 2008
From net investment income $	–
From net realized gain on
investments	–

Total Dividends and Distributions $	–

(a) Period from September 30, 2008, date operations commenced, through October 31, 2008

See accompanying notes.

73

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Blend Fund I

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 6,996		$ 12,730
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(170,496)		(112,715)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								95,484		(281,357)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(68,016)		(381,342)

Dividends and Distributions to Shareholders
From net investment income								(13,086)		(9,106)
From net realized gain on investments								–		(24,506)

					Total Dividends and Distributions			(13,086)		(33,612)

Capital Share Transactions
Net increase (decrease) in capital share transactions								100,452		202,949
Redemption fees - Class A								1		–

					Total increase (decrease) in net assets			19,351		(212,005)

Net Assets
Beginning of period								694,314		906,319

End of period (including undistributed net investment income as set forth below)							$ 713,665		$ 694,314

Undistributed (overdistributed) net investment income (operating loss)							$ 3,956		$ 10,046

	Class A	Class B	Class C		Class J Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 3,638 $	369	$ 236	$ 2,155 $ 117,452	$ 211		$ 74 $	213 $	381	$ 379
Reinvested	860	–	–	403	11,721	7	14	13	23	26
Redeemed	(6,825)	(1,108)	(101)	(3,771)	(24,644)	(156)	(378)	(470)	(142)	(128)

Net Increase (Decrease)	$ (2,327) $	(739) $	135	$ (1,213) $ 104,529	$ 62		$ (290) $	(244) $	262	$ 277

Shares:
Sold	663	66	44	390	21,082	38	13	39	73	70
Reinvested	146	–	–	69	2,000	1	3	2	4	4
Redeemed	(1,248)	(206)	(19)	(728)	(4,600)	(30)	(69)	(82)	(25)	(24)

Net Increase (Decrease)	(439)	(140)	25	(269)	18,482	9	(53)	(41)	52	50

Year Ended October 31, 2008
Dollars:
Sold	$ 8,443 $	665	$ 327	$ 5,165 $ 220,870	$ 420		$ 683 $	988 $	545	$ 1,007
Reinvested	4,365	356	28	1,755	26,411	31	125	122	131	216
Redeemed	(20,462)	(4,192)	(347)	(9,175)	(25,327)	(255)	(1,572)	(2,381)	(1,970)	(4,023)

Net Increase (Decrease)	$ (7,654) $	(3,171) $	8	$ (2,255) $ 221,954	$ 196		$ (764) $	(1,271) $	(1,294) $	(2,800)

Shares:
Sold	968	78	37	612	24,966	49	76	114	61	112
Reinvested	447	37	3	182	2,710	3	13	13	14	22
Redeemed	(2,379)	(494)	(41)	(1,085)	(3,295)	(32)	(181)	(274)	(212)	(473)

Net Increase (Decrease)	(964)	(379)	(1)	(291)	24,381	20	(92)	(147)	(137)	(339)

Distributions:
Period Ended April 30, 2009
From net investment income $	(879) $	–	$ –	$ (403) $	(11,721) $	(7) $	(14) $	(13) $	(23) $	(26)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(879) $	–	$ –	$ (403) $	(11,721) $	(7) $	(14) $	(13) $	(23) $	(26)

Year Ended October 31, 2008
From net investment income $	(681) $	–	$ –	$ (299) $	(8,002) $	(3) $	(16) $	(22) $	(29) $	(54)
From net realized gain on
investments	(3,753)	(358)	(28)	(1,456)	(18,410)	(28)	(109)	(100)	(102)	(162)

Total Dividends and Distributions $	(4,434) $	(358) $	(28) $	(1,755) $	(26,412) $	(31) $	(125) $	(122) $	(131) $	(216)

See accompanying notes.

74

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Blend Fund II

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 5,340		$ 9,312
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(101,556)		(50,606)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								50,094	(342,103)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(46,122)	(383,397)

Dividends and Distributions to Shareholders
From net investment income								(9,429)		(7,658)
From net realized gain on investments								–		(92,994)

					Total Dividends and Distributions			(9,429)	(100,652)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(13,003)		34,310
Redemption fees - Class J								1		–

					Total increase (decrease) in net assets			(68,553)	(449,739)

Net Assets
Beginning of period								651,529	1,101,268

End of period (including undistributed net investment income as set forth below)							$ 582,976		$ 651,529

Undistributed (overdistributed) net investment income (operating loss)							$ 3,099		$ 7,188

	Class A	Class B	Class C		Class J Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 2,330 $	334	$ 137	$ 4,213 $	26,473 $	639 $	1,048 $	1,662 $	1,262 $	1,096
Reinvested	320	–	–	953	7,420	22	82	220	138	266
Redeemed	(5,012)	(1,737)	(162)	(9,520)	(35,022)	(216)	(1,199)	(3,068)	(1,074)	(4,608)

Net Increase (Decrease)	$ (2,362) $	(1,403) $	(25) $	(4,354) $	(1,129) $	445 $	(69) $	(1,186) $	326 $	(3,246)

Shares:
Sold	368	53	22	688	4,176	101	162	274	213	175
Reinvested	49	–	–	149	1,136	3	13	34	21	41
Redeemed	(806)	(283)	(27)	(1,581)	(5,615)	(36)	(195)	(504)	(175)	(714)

Net Increase (Decrease)	(389)	(230)	(5)	(744)	(303)	68	(20)	(196)	59	(498)

Year Ended October 31, 2008
Dollars:
Sold	$ 6,512 $	1,161	$ 506	$ 19,450 $	73,240 $	1,531 $	2,752 $	12,158 $	5,121 $	3,255
Reinvested	5,803	2,301	101	14,319	65,606	296	2,644	3,098	1,499	4,870
Redeemed	(14,225)	(5,429)	(207)	(29,707)	(101,330)	(1,041)	(10,039)	(8,352)	(4,585)	(16,998)

Net Increase (Decrease)	$ (1,910) $	(1,967) $	400	$ 4,062 $	37,516 $	786 $	(4,643) $	6,904 $	2,035 $	(8,873)

Shares:
Sold	651	118	48	1,948	7,373	154	273	1,159	511	326
Reinvested	535	214	10	1,359	6,042	27	248	288	139	451
Redeemed	(1,480)	(581)	(24)	(3,199)	(10,411)	(108)	(1,060)	(880)	(462)	(1,830)

Net Increase (Decrease)	(294)	(249)	34	108	3,004	73	(539)	567	188	(1,053)

Distributions:
Period Ended April 30, 2009
From net investment income $	(326) $	–	$ –	$ (954) $	(7,421) $	(22) $	(82) $	(220) $	(138) $	(266)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(326) $	–	$ –	$ (954) $	(7,421) $	(22) $	(82) $	(220) $	(138) $	(266)

Year Ended October 31, 2008
From net investment income $	(156) $	–	$ –	$ (493) $	(6,418) $	– $	(44) $	(114) $	(87) $	(346)
From net realized gain on
investments	(5,706)	(2,318)	(114)	(13,834)	(59,202)	(296)	(2,600)	(2,985)	(1,412)	(4,527)

Total Dividends and Distributions $	(5,862) $	(2,318) $	(114) $	(14,327) $	(65,620) $	(296) $	(2,644) $	(3,099) $	(1,499) $	(4,873)

See accompanying notes.

75

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									LargeCap Growth Fund

								Period Ended		Year Ended
								April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)								$ 5,075		$ 13,569
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(455,328)		(61,162)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								249,136		(1,350,438)

			Net Increase (Decrease) in Net Assets Resulting from Operations					(201,117)		(1,398,031)

Dividends and Distributions to Shareholders
From net investment income								(2,729)		(11,511)
From net realized gain on investments								–		(52,872)
From tax return of capital								–		(8,589)

					Total Dividends and Distributions			(2,729)		(72,972)

Capital Share Transactions
Net increase (decrease) in capital share transactions								60,230		(846,323)
Redemption fees - Class A								4		29
Redemption fees - Class J								1		2

					Total increase (decrease) in net assets			(143,611)		(2,317,295)

Net Assets
Beginning of period								2,101,692		4,418,987

End of period (including undistributed net investment income as set forth below)								$ 1,958,081		$ 2,101,692

Undistributed (overdistributed) net investment income (operating loss)								$ 2,346		$ –

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 19,741	$ 1,327	$ 3,604	$ 4,873	$ 169,827	$ 1,183	$ 1,131	$ 6,945	$ 13,802	$ 14,346
Reinvested	–	–	–	–	2,593	–	–	–	–	–
Redeemed	(32,035)	(6,862)	(3,153)	(3,875)	(115,669)	(631)	(1,252)	(3,388)	(4,618)	(7,659)

Net Increase (Decrease)	$ (12,294) $	(5,535) $	451	$ 998	$ 56,751	$ 552	$ (121) $	3,557	$ 9,184	$ 6,687

Shares:
Sold	3,781	260	688	978	32,422	227	219	1,302	2,457	2,678
Reinvested	–	–	–	–	478	–	–	–	–	–
Redeemed	(6,240)	(1,372)	(624)	(795)	(22,688)	(126)	(247)	(631)	(860)	(1,481)

Net Increase (Decrease)	(2,459)	(1,112)	64	183	10,212	101	(28)	671	1,597	1,197

Year Ended October 31, 2008
Dollars:
Sold	$ 143,608	$ 7,449	$ 10,349	$ 23,634	$ 417,047	$ 5,454	$ 5,426	$ 28,395	$ 24,940	$ 35,232
Reinvested	9,015	1,502	145	979	56,242	231	417	1,086	493	1,894
Redeemed	(153,339)	(43,882)	(3,524)	(14,156)	(1,353,757)	(3,497)	(4,305)	(11,327)	(7,231)	(24,843)

Net Increase (Decrease)	$ (716) $	(34,931) $	6,970	$ 10,457	$ (880,468) $	2,188	$ 1,538	$ 18,154	$ 18,202	$ 12,283

Shares:
Sold	16,741	886	1,200	2,889	50,133	652	629	3,207	2,812	4,000
Reinvested	941	160	15	107	5,841	24	44	109	50	195
Redeemed	(18,627)	(5,317)	(476)	(1,810)	(156,545)	(430)	(528)	(1,364)	(876)	(2,959)

Net Increase (Decrease)	(945)	(4,271)	739	1,186	(100,571)	246	145	1,952	1,986	1,236

Distributions:
Period Ended April 30, 2009
From net investment income $	–	$ –	$ –	$ – $	(2,729) $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ – $	(2,729) $	–	$ –	$ –	$ –	$ –

Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ (11,336) $	–	$ –	$ –	$ (9) $	(166)
From net realized gain on
investments	(7,987)	(1,352)	(149)	(842)	(39,147)	(199)	(359)	(934)	(416)	(1,487)
From tax return of capital	(1,297)	(220)	(24)	(137)	(6,359)	(32)	(58)	(152)	(68)	(242)

Total Dividends and Distributions $	(9,284) $	(1,572) $	(173) $	(979) $	(56,842) $	(231) $	(417) $	(1,086) $	(493) $	(1,895)

See accompanying notes.

76

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Growth Fund I

								Period Ended		Year Ended
								April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)								$ 719		$ (1,098)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(203,604)		(98,136)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								294,460		(710,701)

			Net Increase (Decrease) in Net Assets Resulting from Operations					91,575		(809,935)

Dividends and Distributions to Shareholders
From net investment income								(185)		(1,304)
From net realized gain on investments								–		(79,454)

					Total Dividends and Distributions			(185)		(80,758)

Capital Share Transactions
Net increase (decrease) in capital share transactions								46,899		208,705
Redemption fees - Class A								2		–
Redemption fees - Class J								1		2

					Total increase (decrease) in net assets			138,292		(681,986)

Net Assets
Beginning of period								1,194,257		1,876,243

End of period (including undistributed net investment income as set forth below)								$ 1,332,549		$ 1,194,257

Undistributed (overdistributed) net investment income (operating loss)								$ 534		$ –

	Class A	Class B	Class C		Class J Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 2,970	$ 306	$ 91	$ 3,504	$ 151,505	$ 234	$ 1,061	$ 730	$ 613	$ 1,397
Reinvested	–	–	–	–	185	–	–	–	–	–
Redeemed	(3,925)	(1,171)	(59)	(3,257)	(99,572)	(145)	(1,224)	(3,525)	(1,401)	(1,418)

Net Increase (Decrease)	$ (955) $	(865) $	32	$ 247	$ 52,118	$ 89	$ (163) $	(2,795) $	(788) $	(21)

Shares:
Sold	600	64	19	745	29,954	47	210	147	131	278
Reinvested	–	–	–	–	37	–	–	–	–	–
Redeemed	(814)	(246)	(13)	(715)	(19,693)	(31)	(252)	(696)	(280)	(288)

Net Increase (Decrease)	(214)	(182)	6	30	10,298	16	(42)	(549)	(149)	(10)

Year Ended October 31, 2008
Dollars:
Sold	$ 5,496	$ 942	$ 384	$ 7,601	$ 292,170	$ 550	$ 1,359	$ 3,717	$ 1,781	$ 5,656
Reinvested	2,308	530	29	2,364	71,821	67	782	1,069	268	1,478
Redeemed	(9,178)	(3,613)	(328)	(9,879)	(139,972)	(327)	(5,963)	(6,440)	(1,685)	(14,282)

Net Increase (Decrease)	$ (1,374) $	(2,141) $	85	$ 86	$ 224,019	$ 290	$ (3,822) $	(1,654) $	364	$ (7,148)

Shares:
Sold	716	127	50	1,044	36,962	76	180	501	238	727
Reinvested	271	64	3	296	8,295	8	95	126	32	172
Redeemed	(1,220)	(499)	(44)	(1,433)	(19,207)	(42)	(849)	(838)	(234)	(1,885)

Net Increase (Decrease)	(233)	(308)	9	(93)	26,050	42	(574)	(211)	36	(986)

Distributions:
Period Ended April 30, 2009
From net investment income $	–	$ –	$ –	$ –	$ (185) $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ –	$ (185) $	–	$ –	$ –	$ –	$ –

Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ (1,304) $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	(2,342)	(536)	(29)	(2,365)	(70,518)	(67)	(782)	(1,069)	(268)	(1,478)

Total Dividends and Distributions $	(2,342) $	(536) $	(29) $	(2,365) $	(71,822) $	(67) $	(782) $	(1,069) $	(268) $	(1,478)

See accompanying notes.

77

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Growth Fund II

								Period Ended		Year Ended
								April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)								$ 4,064		$ 2,860
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(329,595)		(119,967)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								286,538		(489,374)

			Net Increase (Decrease) in Net Assets Resulting from Operations					(38,993)		(606,481)

Dividends and Distributions to Shareholders
From net investment income								(8,170)		–
From net realized gain on investments								–		(99,992)

				Total Dividends and Distributions				(8,170)		(99,992)

Capital Share Transactions
Net increase (decrease) in capital share transactions								14,327		1,240,556

				Total increase (decrease) in net assets				(32,836)		534,083

Net Assets
Beginning of period								1,388,877		854,794

End of period (including undistributed net investment income as set forth below)								$ 1,356,041		$ 1,388,877

Undistributed (overdistributed) net investment income (operating loss)								$ 1,631		$ 5,743

	Class A	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 513	$ 112	$ 2,003	$ 63,691	$ 206	$ 646	$ 838	$ 479	$ 2,875
Reinvested	–	–	–	8,126	–	–	–	–	44
Redeemed	(189)	(65)	(1,683)	(57,216)	(101)	(1,089)	(671)	(1,638)	(2,554)

Net Increase (Decrease)	$ 324	$ 47	$ 320	$ 14,601	$ 105	$ (443) $	167	$ (1,159) $	365

Shares:
Sold	96	22	406	11,735	39	131	163	90	545
Reinvested	–	–	–	1,483	–	–	–	–	8
Redeemed	(38)	(13)	(348)	(11,040)	(19)	(223)	(135)	(320)	(493)

Net Increase (Decrease)	58	9	58	2,178	20	(92)	28	(230)	60

Year Ended October 31, 2008
Dollars:
Sold	$ 1,062	$ 328	$ 5,758	$ 1,284,746 $	456	$ 2,585	$ 2,472	$ 2,145	$ 19,056
Reinvested	129	48	3,014	89,749	161	1,391	1,016	2,096	2,380
Redeemed	(612)	(177)	(6,469)	(130,357)	(766)	(5,394)	(3,311)	(12,899)	(18,051)

Net Increase (Decrease)	$ 579	$ 199	$ 2,303	$ 1,244,138 $	(149) $	(1,418) $	177	$ (8,658) $	3,385

Shares:
Sold	127	40	763	153,823	57	327	304	266	2,332
Reinvested	15	5	365	9,972	18	164	119	240	270
Redeemed	(78)	(23)	(881)	(16,866)	(98)	(707)	(421)	(1,572)	(2,306)

Net Increase (Decrease)	64	22	247	146,929	(23)	(216)	2	(1,066)	296

Distributions:
Period Ended April 30, 2009
From net investment income $	–	$ –	$ –	$ (8,126) $	–	$ –	$ –	$ –	$ (44)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ (8,126) $	–	$ –	$ –	$ –	$ (44)

Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(133)	(48)	(3,014)	(89,749)	(161)	(1,391)	(1,016)	(2,098)	(2,382)

Total Dividends and Distributions $	(133) $	(48) $	(3,014) $	(89,749) $	(161) $	(1,391) $	(1,016) $	(2,098) $	(2,382)

See accompanying notes.

78

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							LargeCap S&P 500 Index Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 8,154		$ 17,104
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(22,892)		(27,571)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								(55,107)		(436,782)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(69,845)		(447,249)

Dividends and Distributions to Shareholders
From net investment income								(16,807)		(15,259)
From net realized gain on investments								–		(12,577)

				Total Dividends and Distributions				(16,807)		(27,836)

Capital Share Transactions
Net increase (decrease) in capital share transactions								40,738		81,507
Redemption fees - Class A								7		6
Redemption fees - Class C								1		–
Redemption fees - Class J								7		5

				Total increase (decrease) in net assets				(45,899)		(393,567)

Net Assets
Beginning of period								790,093		1,183,660

End of period (including undistributed net investment income as set forth below)							$ 744,194		$ 790,093

Undistributed (overdistributed) net investment income (operating loss)							$ 4,704		$ 13,357

	Class A	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 6,143 $	2,495	$ 17,702	$ 29,906	$ 2,032	$ 2,476	$ 10,452	$ 11,793	$ 17,687
Reinvested	1,001	35	4,838	3,149	118	689	2,263	1,553	3,133
Redeemed	(8,916)	(1,921)	(21,425)	(16,506)	(403)	(2,824)	(9,781)	(4,473)	(10,478)

Net Increase (Decrease)	$ (1,772) $	609	$ 1,115	$ 16,549	$ 1,747	$ 341	$ 2,934	$ 8,873	$ 10,342

Shares:
Sold	1,043	387	3,058	5,018	346	419	1,762	2,041	2,986
Reinvested	162	6	792	513	19	112	367	251	504
Redeemed	(1,520)	(305)	(3,765)	(2,839)	(70)	(492)	(1,703)	(748)	(1,804)

Net Increase (Decrease)	(315)	88	85	2,692	295	39	426	1,544	1,686

Year Ended October 31, 2008
Dollars:
Sold	$ 13,931 $	1,782	$ 45,226	$ 111,968	$ 4,973	$ 8,621	$ 44,872	$ 48,757	$ 45,890
Reinvested	2,042	48	9,438	2,582	270	1,458	4,084	1,510	6,358
Redeemed	(18,940)	(806)	(72,769)	(37,261)	(5,090)	(13,327)	(40,632)	(12,247)	(71,231)

Net Increase (Decrease)	$ (2,967) $	1,024	$ (18,105) $	77,289	$ 153	$ (3,248) $	8,324	$ 38,020	$ (18,983)

Shares:
Sold	1,566	196	4,951	12,119	544	937	4,895	5,245	4,828
Reinvested	197	5	919	249	26	141	394	145	608
Redeemed	(2,121)	(89)	(8,100)	(3,962)	(645)	(1,457)	(4,441)	(1,298)	(7,687)

Net Increase (Decrease)	(358)	112	(2,230)	8,406	(75)	(379)	848	4,092	(2,251)

Distributions:
Period Ended April 30, 2009
From net investment income $	(1,021) $	(37) $	(4,840) $	(3,153) $	(118) $	(689) $	(2,263) $	(1,553) $	(3,133)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(1,021) $	(37) $	(4,840) $	(3,153) $	(118) $	(689) $	(2,263) $	(1,553) $	(3,133)

Year Ended October 31, 2008
From net investment income $	(1,115) $	(18) $	(4,943) $	(1,605) $	(124) $	(712) $	(2,158) $	(855) $	(3,729)
From net realized gain on
investments	(950)	(31)	(4,503)	(986)	(146)	(746)	(1,926)	(655)	(2,634)

Total Dividends and Distributions $	(2,065) $	(49) $	(9,446) $	(2,591) $	(270) $	(1,458) $	(4,084) $	(1,510) $	(6,363)

See accompanying notes.

79

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Value Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 8,773		$ 16,256
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(150,560)		(117,644)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								60,906		(228,559)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(80,881)		(329,947)

Dividends and Distributions to Shareholders
From net investment income								(16,197)		(13,362)
From net realized gain on investments								–		(67,190)

				Total Dividends and Distributions				(16,197)		(80,552)

Capital Share Transactions
Net increase (decrease) in capital share transactions								112,989		165,262
Redemption fees - Class J								3		2

				Total increase (decrease) in net assets				15,914		(245,235)

Net Assets
Beginning of period								622,333		867,568

End of period (including undistributed net investment income as set forth below)							$ 638,247		$ 622,333

Undistributed (overdistributed) net investment income (operating loss)							$ 5,515		$ 12,939

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 5,543 $	551 $	1,152	$ 3,345	$ 132,959	$ 430	$ 1,173	$ 2,098	$ 293	$ 1,669
Reinvested	3,218	45	28	735	11,857	13	32	45	34	86
Redeemed	(16,361)	(1,488)	(1,025)	(4,397)	(27,696)	(72)	(90)	(412)	(158)	(618)

Net Increase (Decrease)	$ (7,600) $	(892) $	155	$ (317) $ 117,120	$ 371	$ 1,115	$ 1,731		$ 169	$ 1,137

Shares:
Sold	822	81	160	512	20,048	65	191	323	44	242
Reinvested	451	6	4	104	1,670	2	4	6	5	12
Redeemed	(2,482)	(227)	(152)	(678)	(4,162)	(11)	(15)	(64)	(25)	(93)

Net Increase (Decrease)	(1,209)	(140)	12	(62)	17,556	56	180	265	24	161

Year Ended October 31, 2008
Dollars:
Sold	$ 12,913 $	1,018 $	1,337	$ 12,805	$ 138,054	$ 574	$ 1,077	$ 922	$ 1,543	$ 3,113
Reinvested	25,827	1,584	89	5,364	45,498	87	322	274	171	686
Redeemed	(39,802)	(5,440)	(711)	(13,409)	(16,085)	(595)	(1,939)	(1,088)	(1,283)	(7,644)

Net Increase (Decrease)	$ (1,062) $	(2,838) $	715	$ 4,760	$ 167,467	$ 66	$ (540) $	108	$ 431	$ (3,845)

Shares:
Sold	1,218	96	128	1,249	12,772	57	101	89	144	299
Reinvested	2,151	133	8	453	3,791	7	27	23	14	57
Redeemed	(3,784)	(522)	(70)	(1,301)	(1,692)	(57)	(176)	(104)	(119)	(676)

Net Increase (Decrease)	(415)	(293)	66	401	14,871	7	(48)	8	39	(320)

Distributions:
Period Ended April 30, 2009
From net investment income $	(3,319) $	(45) $	(31) $	(735) $	(11,857) $	(13) $	(32) $	(45) $	(34) $	(86)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(3,319) $	(45) $	(31) $	(735) $	(11,857) $	(13) $	(32) $	(45) $	(34) $	(86)

Year Ended October 31, 2008
From net investment income $	(3,771) $	(54) $	(8) $	(697) $	(8,609) $	(9) $	(38) $	(37) $	(26) $	(113)
From net realized gain on
investments	(22,689)	(1,543)	(81)	(4,670)	(36,890)	(78)	(284)	(237)	(145)	(573)

Total Dividends and Distributions $	(26,460) $	(1,597) $	(89) $	(5,367) $	(45,499) $	(87) $	(322) $	(274) $	(171) $	(686)

See accompanying notes.

80

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Value Fund I

							Period Ended	Year Ended
							April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)							$ 10,124	$ 19,486
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							(235,146)	(10,575)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							146,058	(531,943)

		Net Increase (Decrease) in Net Assets Resulting from Operations					(78,964)	(523,032)

Dividends and Distributions to Shareholders
From net investment income							(20,341)	(13,500)
From net realized gain on investments							–	(23,389)

				Total Dividends and Distributions			(20,341)	(36,889)

Capital Share Transactions
Net increase (decrease) in capital share transactions							163,467	420,047

				Total increase (decrease) in net assets			64,162	(139,874)

Net Assets
Beginning of period							894,964	1,034,838

End of period (including undistributed net investment income as set forth below)							$ 959,126	$ 894,964

Undistributed (overdistributed) net investment income (operating loss)							$ 5,751	$ 15,968

	Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 172,098	$ 491	$ 395	$ 555	$ 441	$ 662
Reinvested	20,029	35	63	67	43	104
Redeemed	(29,694)	(223)	(196)	(594)	(318)	(491)

Net Increase (Decrease)	$ 162,433	$ 303	$ 262	$ 28	$ 166	$ 275

Shares:
Sold	23,428	66	55	76	60	85
Reinvested	2,568	4	8	9	5	13
Redeemed	(4,113)	(31)	(28)	(85)	(45)	(70)

Net Increase (Decrease)	21,883	39	35	–	20	28

Year Ended October 31, 2008
Dollars:
Sold	$ 436,645	$ 994	$ 2,160	$ 3,411	$ 2,097	$ 1,605
Reinvested	35,928	147	200	217	81	315
Redeemed	(56,350)	(940)	(1,109)	(3,033)	(903)	(1,418)

Net Increase (Decrease)	$ 416,223	$ 201	$ 1,251	$ 595	$ 1,275	$ 502

Shares:
Sold	35,438	87	173	284	174	127
Reinvested	2,581	10	14	15	6	23
Redeemed	(5,172)	(80)	(91)	(261)	(79)	(122)

Net Increase (Decrease)	32,847	17	96	38	101	28

Distributions:
Period Ended April 30, 2009
From net investment income $	(20,029) $	(35) $	(63) $	(67) $	(43) $	(104)
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and Distributions $	(20,029) $	(35) $	(63) $	(67) $	(43) $	(104)

Year Ended October 31, 2008
From net investment income $	(13,255) $	(25) $	(41) $	(55) $	(24) $	(100)
From net realized gain on
investments	(22,674)	(122)	(159)	(162)	(57)	(215)

Total Dividends and Distributions $	(35,929) $	(147) $	(200) $	(217) $	(81) $	(315)

See accompanying notes.

81

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Value Fund II

							Period Ended	Year Ended
							April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)							$ 1,439	$ 3,956
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							(44,003)	(7,471)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							31,356	(77,741)

		Net Increase (Decrease) in Net Assets Resulting from Operations					(11,208)	(81,256)

Dividends and Distributions to Shareholders
From net investment income							(4,562)	(4,302)
From net realized gain on investments							–	(13,951)

				Total Dividends and Distributions			(4,562)	(18,253)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(1,864)	(22,191)

				Total increase (decrease) in net assets			(17,634)	(121,700)

Net Assets
Beginning of period							118,728	240,428

End of period (including undistributed net investment income as set forth below)							$ 101,094	$ 118,728

Undistributed (overdistributed) net investment income (operating loss)							$ 7	$ 3,130

	Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 3,681 $	48	$ 77	$ 131 $	31	$ 272
Reinvested	4,461	9	8	25	5	54
Redeemed	(9,847)	(5)	(14)	(206)	(9)	(585)

Net Increase (Decrease)	$ (1,705) $	52	$ 71	$ (50) $	27	$ (259)

Shares:
Sold	619	7	14	24	5	45
Reinvested	703	2	1	4	1	8
Redeemed	(1,657)	(1)	(2)	(35)	(2)	(96)

Net Increase (Decrease)	(335)	8	13	(7)	4	(43)

Year Ended October 31, 2008
Dollars:
Sold	$ 7,935 $	319	$ 114	$ 314 $	66	$ 391
Reinvested	17,819	12	22	191	11	197
Redeemed	(47,790)	(48)	(23)	(1,164)	(9)	(548)

Net Increase (Decrease)	$ (22,036) $	283	$ 113	$ (659) $	68	$ 40

Shares:
Sold	839	33	12	32	7	40
Reinvested	1,586	1	2	17	1	17
Redeemed	(4,977)	(5)	(3)	(125)	(1)	(57)

Net Increase (Decrease)	(2,552)	29	11	(76)	7	–

Distributions:
Period Ended April 30, 2009
From net investment income $	(4,461) $	(9) $	(8) $	(25) $	(5) $	(54)
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and Distributions $	(4,461) $	(9) $	(8) $	(25) $	(5) $	(54)

Year Ended October 31, 2008
From net investment income $	(4,220) $	(2) $	(4) $	(33) $	(2) $	(41)
From net realized gain on
investments	(13,600)	(10)	(18)	(158)	(9)	(156)

Total Dividends and Distributions $	(17,820) $	(12) $	(22) $	(191) $	(11) $	(197)

See accompanying notes.

82

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							LargeCap Value Fund III

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 19,862		$ 51,582
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(597,029)		(130,835)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								342,260		(1,087,691)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(234,907)		(1,166,944)

Dividends and Distributions to Shareholders
From net investment income								(46,086)		(50,200)
From net realized gain on investments								–		(161,500)

				Total Dividends and Distributions				(46,086)		(211,700)

Capital Share Transactions
Net increase (decrease) in capital share transactions								57,866		452,616
Redemption fees - Class A								1		1
Redemption fees - Class J								2		2

				Total increase (decrease) in net assets				(223,124)		(926,025)

Net Assets
Beginning of period								1,864,688		2,790,713

End of period (including undistributed net investment income as set forth below)							$ 1,641,564		$ 1,864,688

Undistributed (overdistributed) net investment income (operating loss)							$ 10,985		$ 37,209

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 2,580 $	358 $	83	$ 4,438 $ 159,099		$ 603	$ 770 $	1,744 $	2,287	$ 2,407
Reinvested	535	35	6	1,232	41,375	72	340	1,012	493	973
Redeemed	(4,637)	(1,611)	(142)	(6,285)	(125,313)	(503)	(5,631)	(6,872)	(3,844)	(7,738)

Net Increase (Decrease)	$ (1,522) $	(1,218) $	(53) $	(615) $	75,161	$ 172	$ (4,521) $	(4,116) $	(1,064) $	(4,358)

Shares:
Sold	356	49	12	620	22,131	85	108	240	318	335
Reinvested	69	5	1	162	5,415	9	45	129	64	127
Redeemed	(665)	(229)	(22)	(913)	(18,032)	(71)	(783)	(942)	(567)	(1,038)

Net Increase (Decrease)	(240)	(175)	(9)	(131)	9,514	23	(630)	(573)	(185)	(576)

Year Ended October 31, 2008
Dollars:
Sold	$ 6,200 $	750 $	679	$ 13,559 $ 746,251		$ 1,830	$ 2,753 $	6,257 $	12,936	$ 13,062
Reinvested	4,820	1,454	99	9,666	166,612	628	4,447	9,759	4,265	9,820
Redeemed	(16,522)	(5,086)	(470)	(26,190)	(377,618)	(2,092)	(17,791)	(34,182)	(28,890)	(54,390)

Net Increase (Decrease)	$ (5,502) $	(2,882) $	308	$ (2,965) $ 535,245		$ 366	$ (10,591) $	(18,166) $	(11,689) $	(31,508)

Shares:
Sold	513	61	53	1,087	71,831	147	235	500	1,031	1,042
Reinvested	341	103	7	693	11,789	45	318	676	303	695
Redeemed	(1,382)	(434)	(41)	(2,242)	(31,668)	(173)	(1,507)	(2,833)	(2,339)	(4,661)

Net Increase (Decrease)	(528)	(270)	19	(462)	51,952	19	(954)	(1,657)	(1,005)	(2,924)

Distributions:
Period Ended April 30, 2009
From net investment income $	(546) $	(36) $	(6) $	(1,233) $	(41,375) $	(72) $	(340) $	(1,012) $	(493) $	(973)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(546) $	(36) $	(6) $	(1,233) $	(41,375) $	(72) $	(340) $	(1,012) $	(493) $	(973)

Year Ended October 31, 2008
From net investment income $	(901) $	(139) $	(9) $	(1,835) $	(41,624) $	(102) $	(780) $	(1,871) $	(748) $	(2,191)
From net realized gain on
investments	(4,015)	(1,335)	(90)	(7,841)	(124,992)	(526)	(3,667)	(7,888)	(3,517)	(7,629)

Total Dividends and Distributions $	(4,916) $	(1,474) $	(99) $	(9,676) $ (166,616) $		(628) $	(4,447) $	(9,759) $	(4,265) $	(9,820)

See accompanying notes.

83

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									MidCap Blend Fund

								Period Ended		Year Ended
								April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)								$ 438		$ (896)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(13,117)		32,307
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								(4,687)		(341,511)

			Net Increase (Decrease) in Net Assets Resulting from Operations					(17,366)		(310,100)

Dividends and Distributions to Shareholders
From net realized gain on investments								(32,308)		(86,226)

					Total Dividends and Distributions			(32,308)		(86,226)

Capital Share Transactions
Net increase (decrease) in capital share transactions								22,331		49,743
Redemption fees - Class A								3		3
Redemption fees - Class J								2		3

					Total increase (decrease) in net assets			(27,338)		(346,577)

Net Assets
Beginning of period								585,278		931,855

End of period (including undistributed net investment income as set forth below)								$ 557,940		$ 585,278

Undistributed (overdistributed) net investment income (operating loss)								$ 452		$ 13

	Class A	Class B	Class C		Class J Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 18,037	$ 1,526 $	1,163	$ 8,696	$ 16,565	$ 537	$ 329	$ 1,319	$ 1,251	$ 2,694
Reinvested	19,297	1,897	201	7,197	443	55	139	420	303	629
Redeemed	(32,365)	(5,890)	(514)	(12,636)	(5,299)	(119)	(253)	(845)	(368)	(2,078)

Net Increase (Decrease)	$ 4,969	$ (2,467) $	850	$ 3,257	$ 11,709	$ 473	$ 215	$ 894	$ 1,186	$ 1,245

Shares:
Sold	2,201	187	142	1,087	1,959	69	40	161	147	325
Reinvested	2,345	233	25	901	53	7	17	51	37	76
Redeemed	(4,000)	(731)	(65)	(1,614)	(645)	(16)	(32)	(104)	(46)	(250)

Net Increase (Decrease)	546	(311)	102	374	1,367	60	25	108	138	151

Year Ended October 31, 2008
Dollars:
Sold	$ 44,988	$ 4,807 $	2,706	$ 27,795	$ 42,800	$ 539	$ 1,630	$ 4,650	$ 2,966	$ 6,169
Reinvested	53,899	6,258	386	20,143	122	123	318	948	579	2,442
Redeemed	(85,634)	(17,802)	(1,233)	(42,998)	(4,071)	(425)	(1,056)	(3,256)	(2,067)	(15,983)

Net Increase (Decrease)	$ 13,253	$ (6,737) $	1,859	$ 4,940	$ 38,851	$ 237	$ 892	$ 2,342	$ 1,478	$ (7,372)

Shares:
Sold	3,438	371	211	2,148	3,223	42	124	356	220	475
Reinvested	3,831	446	28	1,470	9	9	23	68	41	174
Redeemed	(6,664)	(1,395)	(98)	(3,444)	(322)	(33)	(85)	(252)	(153)	(1,190)

Net Increase (Decrease)	605	(578)	141	174	2,910	18	62	172	108	(541)

Distributions:
Period Ended April 30, 2009
From net investment income $	–	$ – $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(19,722)	(1,941)	(215)	(7,204)	(1,678)	(55)	(141)	(420)	(303)	(629)

Total Dividends and Distributions $	(19,722) $	(1,941) $	(215) $	(7,204) $	(1,678) $	(55) $	(141) $	(420) $	(303) $	(629)

Year Ended October 31, 2008
From net investment income $	–	$ – $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(54,757)	(6,357)	(401)	(20,165)	(130)	(123)	(318)	(948)	(579)	(2,448)

Total Dividends and Distributions $	(54,757) $	(6,357) $	(401) $	(20,165) $	(130) $	(123) $	(318) $	(948) $	(579) $	(2,448)

See accompanying notes.

84

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								MidCap Growth Fund

								Period Ended	Year Ended
								April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)								$ (175)	$ (242)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(17,302)	(3,240)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								12,228	(20,056)

			Net Increase (Decrease) in Net Assets Resulting from Operations					(5,249)	(23,538)

Dividends and Distributions to Shareholders
From net realized gain on investments								–	(3,244)

					Total Dividends and Distributions			–	(3,244)

Capital Share Transactions
Net increase (decrease) in capital share transactions								19,899	30,463

					Total increase (decrease) in net assets			14,650	3,681

Net Assets
Beginning of period								49,288	45,607

End of period (including undistributed net investment income as set forth below)								$ 63,938	$ 49,288

Undistributed (overdistributed) net investment income (operating loss)								$ (175)	$ –

	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 1,742	$ 15,757	$ 327	$ 648	$ 2,100	$ 4,362	$ 6,230
Redeemed	(2,173)	(7,473)	(38)	(80)	(361)	(653)	(489)

Net Increase (Decrease)	$ (431) $	8,284	$ 289	$ 568	$ 1,739	$ 3,709	$ 5,741

Shares:
Sold	396	3,271	72	136	445	898	1,252
Redeemed	(500)	(1,596)	(8)	(18)	(76)	(139)	(99)

Net Increase (Decrease)	(104)	1,675	64	118	369	759	1,153

Year Ended October 31, 2008
Dollars:
Sold	$ 10,542	$ 21,924	$ 751	$ 501	$ 1,174	$ 6,038	$ 4,253
Reinvested	2,068	605	17	50	105	24	293
Redeemed	(7,082)	(4,157)	(127)	(270)	(331)	(874)	(5,041)

Net Increase (Decrease)	$ 5,528	$ 18,372	$ 641	$ 281	$ 948	$ 5,188	$ (495)

Shares:
Sold	1,442	2,978	111	67	168	790	586
Reinvested	265	72	2	6	12	3	34
Redeemed	(1,032)	(606)	(19)	(40)	(46)	(117)	(671)

Net Increase (Decrease)	675	2,444	94	33	134	676	(51)

Distributions:
Period Ended April 30, 2009
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –	$ –

Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(2,068)	(684)	(17)	(50)	(105)	(27)	(293)

Total Dividends and Distributions $	(2,068) $	(684) $	(17) $	(50) $	(105) $	(27) $	(293)

See accompanying notes.

85

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								MidCap Growth Fund II

							Period Ended	Year Ended
							April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)							$ (19)	$ (1,469)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							(85,786)	(66,575)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							89,483	(149,703)

			Net Increase (Decrease) in Net Assets Resulting from Operations				3,678	(217,747)

Dividends and Distributions to Shareholders
From net realized gain on investments							–	(46,679)
From tax return of capital							–	(8)

					Total Dividends and Distributions		–	(46,687)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(14,881)	(107,254)

					Total increase (decrease) in net assets		(11,203)	(371,688)

Net Assets
Beginning of period							205,666	577,354

End of period (including undistributed net investment income as set forth below)							$ 194,463	$ 205,666

Undistributed (overdistributed) net investment income (operating loss)							$ (19)	$ –

	Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 7,779	$ 234	$ 240	$ 446	$ 832	$ 2,700
Redeemed	(21,362)	(255)	(391)	(813)	(3,729)	(562)

Net Increase (Decrease)	$ (13,583) $	(21) $	(151) $	(367) $	(2,897) $	2,138

Shares:
Sold	1,476	47	48	89	169	511
Redeemed	(4,141)	(52)	(76)	(166)	(712)	(108)

Net Increase (Decrease)	(2,665)	(5)	(28)	(77)	(543)	403

Year Ended October 31, 2008
Dollars:
Sold	$ 5,448	$ 526	$ 330	$ 1,099	$ 953	$ 3,609
Reinvested	43,624	265	223	943	906	725
Redeemed	(152,506)	(790)	(675)	(3,022)	(1,756)	(7,156)

Net Increase (Decrease)	$ (103,434) $	1	$ (122) $	(980) $	103	$ (2,822)

Shares:
Sold	577	59	39	129	104	396
Reinvested	4,108	26	22	91	87	69
Redeemed	(16,290)	(88)	(78)	(337)	(204)	(828)

Net Increase (Decrease)	(11,605)	(3)	(17)	(117)	(13)	(363)

Distributions:
Period Ended April 30, 2009
From net investment income $	–	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –

Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(43,617)	(265)	(223)	(943)	(906)	(725)
From tax return of capital	(8)	–	–	–	–	–

Total Dividends and Distributions $	(43,625) $	(265) $	(223) $	(943) $	(906) $	(725)

See accompanying notes.

86

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								MidCap Growth Fund III

								Period Ended		Year Ended
								April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)								$ (756)		$ (3,451)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(167,684)		(102,422)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								208,700		(299,531)

			Net Increase (Decrease) in Net Assets Resulting from Operations					40,260		(405,404)

Dividends and Distributions to Shareholders
From net realized gain on investments								–		(47,607)
From tax return of capital								–		(294)

					Total Dividends and Distributions			–		(47,901)

Capital Share Transactions
Net increase (decrease) in capital share transactions								211,577		257,856
Redemption fees - Class A								2		3
Redemption fees - Class J								1		–

					Total increase (decrease) in net assets			251,840		(195,446)

Net Assets
Beginning of period								529,818		725,264

End of period (including undistributed net investment income as set forth below)								$ 781,658		$ 529,818

Undistributed (overdistributed) net investment income (operating loss)								$ (756)		$ –

	Class A	Class B	Class C		Class J Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 2,180	$ 273	$ 110	$ 1,325	$ 108,064	$ 388	$ 633	$ 1,979	$ 1,467	$ 3,364
Issued in acquisitions	1,401	–	169	–	130,284	872	1,619	2,214	2,700	1,137
Redeemed	(3,102)	(878)	(223)	(1,665)	(35,367)	(104)	(1,029)	(3,050)	(1,164)	(2,020)

Net Increase (Decrease)	$ 479	$ (605) $	56	$ (340) $	202,981	$ 1,156	$ 1,223	$ 1,143	$ 3,003	$ 2,481

Shares:
Sold	401	52	21	255	19,834	72	115	355	259	576
Issued in acquisitions	295	–	36	–	26,675	185	340	451	549	228
Redeemed	(586)	(170)	(44)	(330)	(6,507)	(19)	(195)	(530)	(215)	(352)

Net Increase (Decrease)	110	(118)	13	(75)	40,002	238	260	276	593	452

Year Ended October 31, 2008
Dollars:
Sold	$ 9,396	$ 1,402	$ 1,312	$ 6,361	$ 273,307	$ 825	$ 2,785	$ 14,236	$ 7,774	$ 12,491
Reinvested	2,594	818	103	2,590	35,472	70	952	2,151	1,730	1,347
Redeemed	(9,502)	(3,697)	(903)	(7,773)	(69,589)	(346)	(4,335)	(5,048)	(4,174)	(14,493)

Net Increase (Decrease)	$ 2,488	$ (1,477) $	512	$ 1,178	$ 239,190	$ 549	$ (598) $	11,339	$ 5,330	$ (655)

Shares:
Sold	935	143	128	677	27,134	85	284	1,423	751	1,212
Reinvested	236	76	9	246	3,159	7	86	189	152	117
Redeemed	(1,031)	(407)	(100)	(871)	(7,754)	(39)	(468)	(550)	(451)	(1,517)

Net Increase (Decrease)	140	(188)	37	52	22,539	53	(98)	1,062	452	(188)

Distributions:
Period Ended April 30, 2009
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –

Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(2,628)	(834)	(104)	(2,574)	(35,254)	(70)	(947)	(2,138)	(1,719)	(1,339)
From tax return of capital	(16)	(5)	(1)	(16)	(218)	–	(6)	(13)	(11)	(8)

Total Dividends and Distributions $	(2,644) $	(839) $	(105) $	(2,590) $	(35,472) $	(70) $	(953) $	(2,151) $	(1,730) $	(1,347)

See accompanying notes.

87

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								MidCap S&P 400 Index Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 1,265		$ 2,220
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(6,078)	5,722
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								6,076	(102,536)

		Net Increase (Decrease) in Net Assets Resulting from Operations						1,263	(94,594)

Dividends and Distributions to Shareholders
From net investment income								(2,266)	(1,906)
From net realized gain on investments								(9,635)	(14,804)

				Total Dividends and Distributions				(11,901)	(16,710)

Capital Share Transactions
Net increase (decrease) in capital share transactions								32,158	40,908

				Total increase (decrease) in net assets				21,520	(70,396)

Net Assets
Beginning of period								165,785	236,181

End of period (including undistributed net investment income as set forth below)							$ 187,305		$ 165,785

Undistributed (overdistributed) net investment income (operating loss)							$ 802		$ 1,803

	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 2,343 $	9,590 $	1,234 $	1,486 $	3,638 $	4,511 $	15,355
Reinvested	1,687	2,742	263	959	2,002	1,222	3,018
Redeemed	(2,165)	(3,725)	(341)	(1,347)	(2,346)	(2,517)	(5,451)

Net Increase (Decrease)	$ 1,865 $	8,607 $	1,156 $	1,098 $	3,294 $	3,216 $	12,922

Shares:
Sold	302	1,201	155	185	447	553	1,924
Reinvested	210	336	33	117	242	148	363
Redeemed	(283)	(488)	(44)	(170)	(293)	(311)	(671)

Net Increase (Decrease)	229	1,049	144	132	396	390	1,616

Year Ended October 31, 2008
Dollars:
Sold	$ 6,472 $	26,518 $	2,619 $	3,907 $	11,237 $	13,051 $	16,604
Reinvested	2,902	2,499	401	1,760	3,029	1,194	4,911
Redeemed	(9,244)	(10,154)	(2,168)	(6,049)	(9,732)	(3,805)	(15,044)

Net Increase (Decrease)	$ 130 $	18,863 $	852 $	(382) $	4,534 $	10,440 $	6,471

Shares:
Sold	493	1,982	196	291	827	938	1,233
Reinvested	199	169	27	118	202	79	326
Redeemed	(721)	(779)	(181)	(470)	(728)	(282)	(1,133)

Net Increase (Decrease)	(29)	1,372	42	(61)	301	735	426

Distributions:
Period Ended April 30, 2009
From net investment income $	(252) $	(668) $	(28) $	(111) $	(331) $	(247) $	(629)
From net realized gain on
investments	(1,436)	(2,081)	(235)	(848)	(1,671)	(975)	(2,389)

Total Dividends and Distributions $	(1,688) $	(2,749) $	(263) $	(959) $	(2,002) $	(1,222) $	(3,018)

Year Ended October 31, 2008
From net investment income $	(249) $	(409) $	(23) $	(129) $	(300) $	(144) $	(652)
From net realized gain on
investments	(2,654)	(2,103)	(378)	(1,631)	(2,729)	(1,050)	(4,259)

Total Dividends and Distributions $	(2,903) $	(2,512) $	(401) $	(1,760) $	(3,029) $	(1,194) $	(4,911)

See accompanying notes.

88

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					MidCap Stock Fund

					Period Ended	Year Ended
					April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)					$ 3,172	$ 5,912
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions					(35,547)	(6,064)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies					26,230	(230,490)

		Net Increase (Decrease) in Net Assets Resulting from Operations			(6,145)	(230,642)

Dividends and Distributions to Shareholders
From net investment income					(4,543)	(8,374)
From net realized gain on investments					(306)	(102,047)

				Total Dividends and Distributions	(4,849)	(110,421)

Capital Share Transactions
Net increase (decrease) in capital share transactions					(21,648)	(115,515)
Redemption fees - Class A					1	8

				Total increase (decrease) in net assets	(32,641)	(456,570)

Net Assets
Beginning of period					396,064	852,634

End of period (including undistributed net investment income as set forth below)					$ 363,423	$ 396,064

Undistributed (overdistributed) net investment income (operating loss)					$ 1,145	$ 2,516

	Class A	Class B	Class C Institutional

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 3,419 $	232 $	93 $	4,066
Reinvested	26	9	3	4,807
Redeemed	(6,293)	(2,068)	(626)	(25,316)

Net Increase (Decrease)	$ (2,848) $	(1,827) $	(530) $	(16,443)

Shares:
Sold	332	24	11	385
Reinvested	2	1	–	441
Redeemed	(615)	(218)	(67)	(2,472)

Net Increase (Decrease)	(281)	(193)	(56)	(1,646)

Year Ended October 31, 2008
Dollars:
Sold	$ 15,064 $	905 $	1,090 $	27,263
Reinvested	25,356	3,672	1,131	77,749
Redeemed	(188,080)	(9,389)	(4,067)	(66,209)

Net Increase (Decrease)	$ (147,660) $	(4,812) $	(1,846) $	38,803

Shares:
Sold	943	63	73	1,883
Reinvested	1,504	235	72	4,537
Redeemed	(11,525)	(653)	(280)	(4,008)

Net Increase (Decrease)	(9,078)	(355)	(135)	2,412

Distributions:
Period Ended April 30, 2009
From net investment income $	– $	– $	– $	(4,543)
From net realized gain on
investments	(29)	(10)	(3)	(264)

Total Dividends and Distributions $	(29) $	(10) $	(3) $	(4,807)

Year Ended October 31, 2008
From net investment income $	(1,687) $	(42) $	(23) $	(6,622)
From net realized gain on
investments	(25,422)	(4,087)	(1,411)	(71,127)

Total Dividends and Distributions $	(27,109) $	(4,129) $	(1,434) $	(77,749)

See accompanying notes.

89

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								MidCap Value Fund I

								Period Ended	Year Ended
								April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)								$ 5,261	$ 9,155
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(156,105)		(73,125)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								123,358		(301,196)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(27,486)		(365,166)

Dividends and Distributions to Shareholders
From net investment income								(9,946)		(7,203)
From net realized gain on investments								–		(104,384)

				Total Dividends and Distributions				(9,946)		(111,587)

Capital Share Transactions
Net increase (decrease) in capital share transactions								84,795		146,067

				Total increase (decrease) in net assets				47,363		(330,686)

Net Assets
Beginning of period								665,058		995,744

End of period (including undistributed net investment income as set forth below)								$ 712,421	$ 665,058

Undistributed (overdistributed) net investment income (operating loss)								$ 2,700	$ 7,385

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 14	$ 10	$ 10	$ 273	$ 99,842	$ 641	$ 1,152	$ 2,489	$ 1,465	$ 2,824
Reinvested	–	–	–	–	9,574	15	40	90	100	127
Redeemed	–	–	–	(7)	(28,740)	(167)	(330)	(937)	(977)	(2,713)

Net Increase (Decrease)	$ 14	$ 10	$ 10	$ 266	$ 80,676	$ 489	$ 862	$ 1,642	$ 588	$ 238

Shares:
Sold	2	2	2	38	13,417	86	152	334	200	381
Reinvested	–	–	–	–	1,231	2	5	12	13	16
Redeemed	–	–	–	(1)	(3,971)	(23)	(45)	(134)	(129)	(357)

Net Increase (Decrease)	2	2	2	37	10,677	65	112	212	84	40

Year Ended October 31, 2008
Dollars:
Sold	N/A	N/A	N/A	N/A $ 142,632		$ 1,569	$ 2,986	$ 6,449	$ 7,506	$ 11,790
Reinvested	N/A	N/A	N/A	N/A	105,591	432	686	2,108	948	1,822
Redeemed	N/A	N/A	N/A	N/A	(116,890)	(922)	(1,514)	(5,935)	(2,212)	(10,979)

Net Increase (Decrease)	N/A	N/A	N/A	N/A $ 131,333		$ 1,079	$ 2,158	$ 2,622	$ 6,242	$ 2,633

Shares:
Sold	N/A	N/A	N/A	N/A	11,957	135	254	525	635	992
Reinvested	N/A	N/A	N/A	N/A	8,148	34	54	164	74	141
Redeemed	N/A	N/A	N/A	N/A	(10,132)	(78)	(131)	(509)	(191)	(920)

Net Increase (Decrease)	N/A	N/A	N/A	N/A	9,973	91	177	180	518	213

Distributions:
Period Ended April 30, 2009
From net investment income $	–	$ –	$ –	$ –	$ (9,574) $	(15) $	(40) $	(90) $	(100) $	(127)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ –	$ (9,574) $	(15) $	(40) $	(90) $	(100) $	(127)

Year Ended October 31, 2008
From net investment income	N/A	N/A	N/A	N/A $	(7,031) $	–	$ (4) $	(46) $	(35) $ (87)
From net realized gain on
investments	N/A	N/A	N/A	N/A	(98,560)	(432)	(682)	(2,062)	(913)	(1,735)

Total Dividends and Distributions	N/A	N/A	N/A	N/A $ (105,591) $		(432) $	(686) $	(2,108) $	(948) $	(1,822)

See accompanying notes.

90

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								MidCap Value Fund II

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 2,713		$ 5,247
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(192,307)		(78,109)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								152,322	(188,302)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(37,272)	(261,164)

Dividends and Distributions to Shareholders
From net investment income								(6,007)		(4,560)
From net realized gain on investments								–		(70,206)

				Total Dividends and Distributions				(6,007)		(74,766)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(28,505)		(74,388)

				Total increase (decrease) in net assets				(71,784)	(410,318)

Net Assets
Beginning of period								309,632	719,950

End of period (including undistributed net investment income as set forth below)							$ 237,848		$ 309,632

Undistributed (overdistributed) net investment income (operating loss)							$ 611		$ 3,905

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 622 $	89 $	203 $	2,812 $	11,230 $	116 $	391 $	1,122 $	1,271 $	1,217
Reinvested	75	1	1	632	4,735	6	77	192	92	192
Redeemed	(1,036)	(92)	(113)	(4,545)	(35,727)	(198)	(2,284)	(2,892)	(1,407)	(5,287)

Net Increase (Decrease)	$ (339) $	(2) $	91 $	(1,101) $	(19,762) $	(76) $	(1,816) $	(1,578) $	(44) $	(3,878)

Shares:
Sold	94	13	34	438	1,747	17	58	171	190	181
Reinvested	10	–	–	92	654	1	11	27	13	27
Redeemed	(169)	(14)	(18)	(736)	(5,330)	(31)	(354)	(430)	(213)	(772)

Net Increase (Decrease)	(65)	(1)	16	(206)	(2,929)	(13)	(285)	(232)	(10)	(564)

Year Ended October 31, 2008
Dollars:
Sold	$ 2,195 $	298 $	548 $	6,317 $	51,833 $	372 $	1,521 $	4,433 $	2,454 $	15,923
Reinvested	1,188	207	142	10,528	51,248	195	2,475	3,590	2,422	2,721
Redeemed	(3,460)	(539)	(508)	(19,891)	(156,916)	(666)	(7,055)	(12,123)	(12,384)	(21,456)

Net Increase (Decrease)	$ (77) $	(34) $	182 $	(3,046) $	(53,835) $	(99) $	(3,059) $	(4,100) $	(7,508) $	(2,812)

Shares:
Sold	178	24	43	545	4,303	31	135	378	201	1,326
Reinvested	86	15	11	807	3,692	14	187	263	179	198
Redeemed	(282)	(45)	(44)	(1,759)	(12,875)	(54)	(619)	(1,006)	(1,017)	(1,814)

Net Increase (Decrease)	(18)	(6)	10	(407)	(4,880)	(9)	(297)	(365)	(637)	(290)

Distributions:
Period Ended April 30, 2009
From net investment income $	(77) $	(1) $	(1) $	(632) $	(4,737) $	(6) $	(77) $	(192) $	(92) $	(192)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(77) $	(1) $	(1) $	(632) $	(4,737) $	(6) $	(77) $	(192) $	(92) $	(192)

Year Ended October 31, 2008
From net investment income $	(17) $	– $	– $	(310) $	(3,852) $	– $	(35) $	(99) $	(107) $	(140)
From net realized gain on
investments	(1,200)	(210)	(143)	(10,230)	(47,400)	(195)	(2,441)	(3,491)	(2,315)	(2,581)

Total Dividends and Distributions $	(1,217) $	(210) $	(143) $	(10,540) $	(51,252) $	(195) $	(2,476) $	(3,590) $	(2,422) $	(2,721)

See accompanying notes.

91

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								MidCap Value Fund III

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 708		$ 1,268
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(18,028)	(14,267)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								12,924	(39,134)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(4,396)	(52,133)

Dividends and Distributions to Shareholders
From net investment income								(1,328)	(804)
From net realized gain on investments								–	(11,599)

				Total Dividends and Distributions				(1,328)	(12,403)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(5,132)	(3,955)

				Total increase (decrease) in net assets				(10,856)	(68,491)

Net Assets
Beginning of period								81,211	149,702

End of period (including undistributed net investment income as set forth below)							$ 70,355		$ 81,211

Undistributed (overdistributed) net investment income (operating loss)							$ 346		$ 966

	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 1,605 $	1	$ 84 $	115 $	208 $	232 $	480
Reinvested	1,141	–	4	13	20	33	117
Redeemed	(5,856)	–	(37)	(104)	(436)	(165)	(2,587)

Net Increase (Decrease)	$ (3,110) $	1	$ 51 $	24 $	(208) $	100 $	(1,990)

Shares:
Sold	217	–	11	16	28	32	65
Reinvested	150	–	1	1	3	4	15
Redeemed	(825)	–	(5)	(14)	(62)	(24)	(337)

Net Increase (Decrease)	(458)	–	7	3	(31)	12	(257)

Year Ended October 31, 2008
Dollars:
Sold	$ 6,323 $	–	$ 304 $	675 $	802 $	1,099 $	4,008
Reinvested	11,389	–	23	127	198	192	461
Redeemed	(25,626)	–	(151)	(680)	(1,031)	(752)	(1,316)

Net Increase (Decrease)	$ (7,914) $	–	$ 176 $	122 $	(31) $	539 $	3,153

Shares:
Sold	539	–	27	58	69	94	365
Reinvested	878	–	2	10	15	15	35
Redeemed	(2,243)	–	(14)	(61)	(87)	(63)	(115)

Net Increase (Decrease)	(826)	–	15	7	(3)	46	285

Distributions:
Period Ended April 30, 2009
From net investment income $	(1,141) $	–	$ (4) $	(13) $	(20) $	(33) $	(117)
From net realized gain on
investments	–	–	–	–	–	–	–

Total Dividends and Distributions $	(1,141) $	–	$ (4) $	(13) $	(20) $	(33) $	(117)

Year Ended October 31, 2008
From net investment income $	(722) $	–	$ (1) $	(6) $	(13) $	(17) $	(45)
From net realized gain on
investments	(10,676)	(1)	(23)	(121)	(185)	(175)	(418)

Total Dividends and Distributions $	(11,398) $	(1) $	(24) $	(127) $	(198) $	(192) $	(463)

See accompanying notes.

92

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Money Market Fund

								Period Ended		Year Ended
								April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)								$ 11,813		$ 80,699
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(54)		(3,741)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements

		Net Increase (Decrease) in Net Assets Resulting from Operations							11,759		76,958

Dividends and Distributions to Shareholders
From net investment income								(11,813)			(80,699)

					Total Dividends and Distributions			(11,813)			(80,699)

Capital Share Transactions
Net increase (decrease) in capital share transactions									38,459		270,331

					Total increase (decrease) in net assets				38,405		266,590

Net Assets
Beginning of period								2,808,590			2,542,000

End of period (including undistributed net investment income as set forth below)								$ 2,846,995		$ 2,808,590

Undistributed (overdistributed) net investment income (operating loss)								$ –		$ –

	Class A	Class B Class C Class J			Class S Institutional R-1			R-2	R-3	R-4	R-5

Capital Share
Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 413,597 $ 54,747	$ 42,988		$ 163,792 $	289,902 $ 261,583	$ 14,253		$ 18,942 $	48,088	$ 47,218	$ 102,026
Reinvested	3,480	115	86	1,229	3,930	1,300	23	76	250	128	655
Redeemed	(417,873)	(42,931)	(37,803)	(115,710)	(301,375)	(304,495)	(14,300)	(24,300)	(42,462)	(41,947)	(86,753)

Net Increase (Decrease)	$ (796) $ 11,931	$ 5,271	$ 49,311		$ (7,543) $	(41,612) $	(24) $	(5,282) $	5,876	$ 5,399	$ 15,928

Shares:
Sold	413,597	54,747	42,988	163,792	289,902	261,583	14,253	18,942	48,088	47,218	102,026
Reinvested	3,480	115	86	1,229	3,930	1,300	23	76	250	128	655
Redeemed	(417,873)	(42,931)	(37,803)	(115,710)	(301,375)	(304,495)	(14,300)	(24,300)	(42,462)	(41,947)	(86,753)

Net Increase (Decrease)	(796)	11,931	5,271	49,311	(7,543)	(41,612)	(24)	(5,282)	5,876	5,399	15,928

Year Ended October 31, 2008
Dollars:
Sold	$ 1,360,383 $ 101,427 $ 57,949		$ 338,953		$ 1,402,124 $	565,039	$ 29,849	$ 51,998 $ 210,539		$ 106,350 $ 310,028
Reinvested	50,052	685	320	6,153	6,984	8,183	129	526	1,359	472	4,009
Redeemed	(2,587,292)	(47,954)	(26,486)	(175,216)	(456,037)	(512,794)	(22,342)	(35,382)	(148,402)	(89,857)	(241,418)

Net Increase (Decrease)	$ (1,176,857) $ 54,158	$ 31,783		$ 169,890 $	953,071 $	60,428	$ 7,636	$ 17,142 $	63,496	$ 16,965	$ 72,619

Shares:
Sold	1,360,383	101,427	57,949	338,953	1,402,124	565,039	29,849	51,998	210,539	106,350	310,028
Reinvested	50,052	685	320	6,153	6,984	8,183	129	526	1,359	472	4,009
Redeemed	(2,587,292)	(47,954)	(26,486)	(175,216)	(456,037)	(512,794)	(22,342)	(35,382)	(148,402)	(89,857)	(241,418)

Net Increase (Decrease)	(1,176,857)	54,158	31,783	169,890	953,071	60,428	7,636	17,142	63,496	16,965	72,619

Distributions:
Period Ended April 30, 2009
From net investment
income	$ (3,689) $	(155) $	(98) $	(1,233) $	(3,988) $	(1,515) $	(23) $	(76) $	(250) $	(128) $	(658)
From net realized gain
on investments	–	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (3,689) $	(155) $	(98) $	(1,233) $	(3,988) $	(1,515) $	(23) $	(76) $	(250) $	(128) $	(658)

Year Ended October 31, 2008
From net investment
income	$ (50,632) $	(877) $	(363) $	(6,181) $	(6,984) $	(9,167) $	(129) $	(526) $	(1,359) $	(472) $	(4,009)
From net realized gain
on investments	–	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (50,632) $	(877) $	(363) $	(6,181) $	(6,984) $	(9,167) $	(129) $	(526) $	(1,359) $	(472) $	(4,009)

See accompanying notes.

93

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Mortgage Securities Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 25,322		$ 72,125
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(931)		72
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								38,440		(18,772)

		Net Increase (Decrease) in Net Assets Resulting from Operations						62,831		53,425

Dividends and Distributions to Shareholders
From net investment income								(26,543)		(75,056)
From tax return of capital								–		(355)

				Total Dividends and Distributions				(26,543)		(75,411)

Capital Share Transactions
Net increase (decrease) in capital share transactions								125,000	(464,317)
Redemption fees - Class A								7		3
Redemption fees - Class B								7		6
Redemption fees - Class C								1		–

				Total increase (decrease) in net assets				161,303	(486,294)

Net Assets
Beginning of period								1,166,675	1,652,969

End of period (including undistributed net investment income as set forth below)							$ 1,327,978		$ 1,166,675

Undistributed (overdistributed) net investment income (operating loss)							$ (2,437)		$ (1,745)

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Periods Ended April 30, 2009
Dollars:
Sold	$ 26,969 $	5,496 $	9,751 $	4,806	$ 4,781 $	74 $	93 $	227 $	179 $	1,030
Issued in acquisitions	162,540	32,115	10,397	90,681	2,006	2,122	9,019	11,453	4,260	13,208
Reinvested	1,885	673	127	201	22,763	4	17	23	9	28
Redeemed	(14,010)	(9,616)	(3,233)	(2,519)	(261,231)	(22)	(277)	(203)	(135)	(691)

Net Increase (Decrease)	$ 177,384 $	28,668 $	17,042 $	93,169	$ (231,681) $	2,178 $	8,852 $	11,500 $	4,313 $	13,575

Shares:
Sold	2,537	520	923	451	448	7	9	21	17	96
Issued in acquisitions	15,207	3,006	974	8,474	188	198	843	1,071	398	1,234
Reinvested	177	63	12	19	2,148	1	1	2	1	3
Redeemed	(1,317)	(906)	(305)	(236)	(24,651)	(2)	(26)	(19)	(13)	(64)

Net Increase (Decrease)	16,604	2,683	1,604	8,708	(21,867)	204	827	1,075	403	1,269

Year Ended October 31, 2008
Dollars:
Sold	$ 16,803 $	3,836 $	1,431	N/A	$ 49,841	N/A	N/A	N/A	N/A	N/A
Reinvested	3,081	1,584	167	N/A	69,247	N/A	N/A	N/A	N/A	N/A
Redeemed	(25,089)	(23,340)	(2,658)	N/A	(559,220)	N/A	N/A	N/A	N/A	N/A

Net Increase (Decrease)	$ (5,205) $ (17,920) $		(1,060)	N/A	$ (440,132)	N/A	N/A	N/A	N/A	N/A

Shares:
Sold	1,589	362	137	N/A	4,680	N/A	N/A	N/A	N/A	N/A
Reinvested	291	149	16	N/A	6,530	N/A	N/A	N/A	N/A	N/A
Redeemed	(2,371)	(2,206)	(251)	N/A	(52,927)	N/A	N/A	N/A	N/A	N/A

Net Increase (Decrease)	(491)	(1,695)	(98)	N/A	(41,717)	N/A	N/A	N/A	N/A	N/A

Distributions:
Periods Ended April 30, 2009
From net investment income $	(2,469) $	(815) $	(208) $	(203) $	(22,766) $	(4) $	(17) $	(23) $	(9) $	(29)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(2,469) $	(815) $	(208) $	(203) $	(22,766) $	(4) $	(17) $	(23) $	(9) $	(29)

Year Ended October 31, 2008
From net investment income $	(3,976) $	(1,912) $	(243)	N/A	$ (68,925)	N/A	N/A	N/A	N/A	N/A
From net realized gain on
investments	–	–	–	N/A	–	N/A	N/A	N/A	N/A	N/A
From tax return of capital	(19)	(9)	(1)	N/A	(326)	N/A	N/A	N/A	N/A	N/A

Total Dividends and Distributions $	(3,995) $	(1,921) $	(244)	N/A	$ (69,251)	N/A	N/A	N/A	N/A	N/A

See accompanying notes.

94

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Preferred Securities Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 61,879		$ 85,199
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(49,848)		(135,447)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								6,904		(402,700)

		Net Increase (Decrease) in Net Assets Resulting from Operations						18,935		(452,948)

Dividends and Distributions to Shareholders
From net investment income								(61,360)		(84,591)

				Total Dividends and Distributions				(61,360)		(84,591)

Capital Share Transactions
Net increase (decrease) in capital share transactions								299,831		929,922
Redemption fees - Class A								21		6
Redemption fees - Class C								2		1
Redemption fees - Class J								1		1

				Total increase (decrease) in net assets				257,430		392,391

Net Assets
Beginning of period								1,237,346		844,955

End of period (including undistributed net investment income as set forth below)							$ 1,494,776		$ 1,237,346

Undistributed (overdistributed) net investment income (operating loss)							$ 1,813		$ 1,294

	Class A	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 234,295	$ 114,652	$ 739 $ 146,686	$ 191	$ 178	$ 126	$ 169		$ 124
Reinvested	7,009	2,661	634	41,243	27	26	64	73	17
Redeemed	(88,909)	(20,447)	(2,333)	(136,264)	(128)	(241)	(169)	(299)	(293)

Net Increase (Decrease)	$ 152,395	$ 96,866	$ (960) $	51,665	$ 90	$ (37) $	21	$ (57) $	(152)

Shares:
Sold	37,775	18,395	118	24,142	33	28	21	25	21
Reinvested	1,138	433	104	6,673	4	4	10	12	3
Redeemed	(15,010)	(3,515)	(391)	(23,605)	(22)	(40)	(27)	(53)	(44)

Net Increase (Decrease)	23,903	15,313	(169)	7,210	15	(8)	4	(16)	(20)

Year Ended October 31, 2008
Dollars:
Sold	$ 307,835	$ 152,027	$ 7,560 $ 620,116	$ 794	$ 686	$ 1,281	$ 2,964		$ 689
Reinvested	5,623	1,233	1,361	66,165	38	44	118	145	41
Redeemed	(115,872)	(15,408)	(9,277)	(95,011)	(492)	(439)	(964)	(793)	(542)

Net Increase (Decrease)	$ 197,586	$ 137,852	$ (356) $ 591,270	$ 340	$ 291	$ 435	$ 2,316		$ 188

Shares:
Sold	34,553	17,074	811	69,452	92	81	141	307	74
Reinvested	658	148	156	7,614	4	5	14	17	5
Redeemed	(14,693)	(1,987)	(1,077)	(11,279)	(61)	(53)	(116)	(89)	(62)

Net Increase (Decrease)	20,518	15,235	(110)	65,787	35	33	39	235	17

Distributions:
Period Ended April 30, 2009
From net investment income $	(11,896) $	(6,860) $	(636) $	(41,761) $	(27) $	(26) $	(64) $	(73) $	(17)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(11,896) $	(6,860) $	(636) $	(41,761) $	(27) $	(26) $	(64) $	(73) $	(17)

Year Ended October 31, 2008
From net investment income $	(11,639) $	(4,925) $	(1,366) $	(66,274) $	(38) $	(44) $	(118) $	(146) $	(41)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(11,639) $	(4,925) $	(1,366) $	(66,274) $	(38) $	(44) $	(118) $	(146) $	(41)

See accompanying notes.

95

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2010 Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 29,651		$ 70,161
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(52,678)		42,435
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								(24,266)		(755,873)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(47,293)		(643,277)

Dividends and Distributions to Shareholders
From net investment income								(52,124)		(63,007)
From net realized gain on investments								(45,044)		(30,198)

				Total Dividends and Distributions				(97,168)		(93,205)

Capital Share Transactions
Net increase (decrease) in capital share transactions								125,051		309,601
Redemption fees - Class A								1		–
Redemption fees - Class C								1		1
Redemption fees - Class J								10		7

				Total increase (decrease) in net assets				(19,398)		(426,873)

Net Assets
Beginning of period								1,381,951		1,808,824

End of period (including undistributed net investment income as set forth below)							$ 1,362,553		$ 1,381,951

Undistributed (overdistributed) net investment income (operating loss)							$ 9,131		$ 32,591

	Class A	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 3,319	$ 722	$ 11,051	$ 133,184	$ 3,722	$ 3,780	$ 11,157	$ 14,010	$ 14,289
Reinvested	1,800	212	11,872	61,397	1,132	2,389	5,292	3,468	9,566
Redeemed	(5,555)	(650)	(27,754)	(94,877)	(1,747)	(4,452)	(9,150)	(5,794)	(17,332)

Net Increase (Decrease)	$ (436) $	284	$ (4,831) $	99,704	$ 3,107	$ 1,717	$ 7,299	$ 11,684	$ 6,523

Shares:
Sold	406	86	1,375	16,800	466	463	1,374	1,723	1,775
Reinvested	214	25	1,424	7,341	136	288	638	417	1,148
Redeemed	(678)	(81)	(3,496)	(12,316)	(230)	(570)	(1,179)	(733)	(2,196)

Net Increase (Decrease)	(58)	30	(697)	11,825	372	181	833	1,407	727

Year Ended October 31, 2008
Dollars:
Sold	$ 19,908	$ 2,971	$ 73,172	$ 259,325	$ 12,661	$ 13,170	$ 41,284	$ 31,654	$ 92,487
Reinvested	1,597	237	13,667	59,216	649	2,456	4,215	2,867	8,262
Redeemed	(13,200)	(2,574)	(80,497)	(136,316)	(3,231)	(11,459)	(19,440)	(21,373)	(42,107)

Net Increase (Decrease)	$ 8,305	$ 634	$ 6,342	$ 182,225	$ 10,079	$ 4,167	$ 26,059	$ 13,148	$ 58,642

Shares:
Sold	1,638	239	5,977	20,862	1,055	1,065	3,438	2,606	7,572
Reinvested	121	18	1,046	4,525	50	189	324	220	633
Redeemed	(1,128)	(225)	(7,046)	(12,204)	(285)	(995)	(1,666)	(1,792)	(3,681)

Net Increase (Decrease)	631	32	(23)	13,183	820	259	2,096	1,034	4,524

Distributions:
Period Ended April 30, 2009
From net investment income $	(945) $	(93) $	(6,026) $	(33,741) $	(558) $	(1,158) $	(2,684) $	(1,813) $	(5,106)
From net realized gain on
investments	(873)	(125)	(5,862)	(27,656)	(574)	(1,231)	(2,608)	(1,655)	(4,460)

Total Dividends and Distributions $	(1,818) $	(218) $	(11,888) $	(61,397) $	(1,132) $	(2,389) $	(5,292) $	(3,468) $	(9,566)

Year Ended October 31, 2008
From net investment income $	(1,064) $	(150) $	(8,936) $	(40,726) $	(407) $	(1,567) $	(2,747) $	(1,896) $	(5,514)
From net realized gain on
investments	(550)	(93)	(4,747)	(18,490)	(242)	(889)	(1,468)	(971)	(2,748)

Total Dividends and Distributions $	(1,614) $	(243) $	(13,683) $	(59,216) $	(649) $	(2,456) $	(4,215) $	(2,867) $	(8,262)

See accompanying notes.

96

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2015 Fund

							Period Ended	Period Ended
							April 30, 2009	October 31, 2008(a)

Operations
Net investment income (operating loss)							$ 1,842	$ 268
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							(122)	(425)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							3,762	(14,331)

			Net Increase (Decrease) in Net Assets Resulting from Operations				5,482	(14,488)

Dividends and Distributions to Shareholders
From net investment income							(1,445)	–

					Total Dividends and Distributions		(1,445)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions							157,988	67,722

					Total increase (decrease) in net assets		162,025	53,234

Net Assets
Beginning of period							53,234	–

End of period (including undistributed net investment income as set forth below)							$ 215,259	$ 53,234

Undistributed (overdistributed) net investment income (operating loss)							$ 662	$ 268

	Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 132,247	$ 3,662	$ 2,813	$ 9,213	$ 14,092	$ 11,170
Reinvested	781	47	52	174	173	218
Redeemed	(5,756)	(526)	(852)	(2,656)	(3,250)	(3,614)

Net Increase (Decrease)	$ 127,272	$ 3,183	$ 2,013	$ 6,731	$ 11,015	$ 7,774

Shares:
Sold	19,374	540	404	1,364	2,079	1,638
Reinvested	108	7	7	24	24	30
Redeemed	(873)	(81)	(129)	(395)	(489)	(548)

Net Increase (Decrease)	18,609	466	282	993	1,614	1,120

Periods Ended October 31, 2008
Dollars:
Sold	$ 40,354	$ 2,551	$ 2,205	$ 11,333	$ 7,670	$ 14,925
Redeemed	(5,231)	(235)	(464)	(1,599)	(419)	(3,368)

Net Increase (Decrease)	$ 35,123	$ 2,316	$ 1,741	$ 9,734	$ 7,251	$ 11,557

Shares:
Sold	4,301	271	244	1,231	808	1,473
Redeemed	(550)	(29)	(62)	(181)	(51)	(349)

Net Increase (Decrease)	3,751	242	182	1,050	757	1,124

Distributions:
Period Ended April 30, 2009
From net investment income $	(781) $	(47) $	(52) $	(174) $	(173) $	(218)
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and Distributions $	(781) $	(47) $	(52) $	(174) $	(173) $	(218)

Periods Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –

(a) Period from February 29, 2008, date operations commenced, through October 31, 2008

See accompanying notes.

97

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2020 Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 69,522		$ 125,155
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(32,077)		109,600
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								(146,053)		(1,787,703)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(108,608)		(1,552,948)

Dividends and Distributions to Shareholders
From net investment income								(94,501)		(112,290)
From net realized gain on investments								(119,088)		(72,000)

				Total Dividends and Distributions				(213,589)		(184,290)

Capital Share Transactions
Net increase (decrease) in capital share transactions								480,286		1,112,129
Redemption fees - Class A								1		1
Redemption fees - Class B								1		–
Redemption fees - Class J								14		11

				Total increase (decrease) in net assets				158,105		(625,097)

Net Assets
Beginning of period								3,030,955		3,656,052

End of period (including undistributed net investment income as set forth below)							$ 3,189,060		$ 3,030,955

Undistributed (overdistributed) net investment income (operating loss)							$ 15,596		$ 40,575

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 9,407	$ 1,071	$ 870	$ 32,161	$ 371,744	$ 6,809	$ 8,591	$ 23,810	$ 23,649	$ 36,003
Reinvested	3,241	405	302	26,481	139,364	2,307	4,923	10,798	7,584	18,091
Redeemed	(5,794)	(1,099)	(1,370)	(48,141)	(149,101)	(2,147)	(5,372)	(8,334)	(6,460)	(19,507)

Net Increase (Decrease)	$ 6,854	$ 377	$ (198) $	10,501	$ 362,007	$ 6,969	$ 8,142	$ 26,274	$ 24,773	$ 34,587

Shares:
Sold	1,172	129	107	4,034	45,945	852	1,058	2,952	2,949	4,456
Reinvested	385	48	36	3,170	16,618	277	593	1,297	909	2,165
Redeemed	(736)	(136)	(172)	(6,097)	(19,245)	(271)	(697)	(1,046)	(818)	(2,520)

Net Increase (Decrease)	821	41	(29)	1,107	43,318	858	954	3,203	3,040	4,101

Year Ended October 31, 2008
Dollars:
Sold	$ 36,565	$ 2,838	$ 4,152	$ 172,017	$ 702,962	$ 20,177	$ 23,813	$ 84,687	$ 63,863	$ 151,820
Reinvested	2,545	427	285	27,089	117,974	1,537	4,681	8,348	5,927	15,396
Redeemed	(14,704)	(2,421)	(2,415)	(116,078)	(94,982)	(2,829)	(11,113)	(21,883)	(19,883)	(48,666)

Net Increase (Decrease)	$ 24,406	$ 844	$ 2,022	$ 83,028	$ 725,954	$ 18,885	$ 17,381	$ 71,152	$ 49,907	$ 118,550

Shares:
Sold	2,872	223	323	13,646	54,466	1,618	1,897	6,747	5,012	11,814
Reinvested	182	30	21	1,954	8,496	111	339	604	428	1,111
Redeemed	(1,228)	(204)	(211)	(9,702)	(8,546)	(243)	(929)	(1,798)	(1,593)	(3,962)

Net Increase (Decrease)	1,826	49	133	5,898	54,416	1,486	1,307	5,553	3,847	8,963

Distributions:
Period Ended April 30, 2009
From net investment income $	(1,381) $	(136) $	(100) $	(10,757) $	(63,895) $	(875) $	(1,853) $	(4,404) $	(3,204) $	(7,896)
From net realized gain on
investments	(1,914)	(292)	(205)	(15,737)	(75,469)	(1,432)	(3,070)	(6,394)	(4,380)	(10,195)

Total Dividends and Distributions $	(3,295) $	(428) $	(305) $	(26,494) $ (139,364) $		(2,307) $	(4,923) $	(10,798) $	(7,584) $	(18,091)

Year Ended October 31, 2008
From net investment income $	(1,549) $	(225) $	(151) $	(15,734) $	(73,532) $	(841) $	(2,620) $	(4,837) $	(3,520) $	(9,281)
From net realized gain on
investments	(1,039)	(211)	(144)	(11,371)	(44,443)	(696)	(2,061)	(3,511)	(2,408)	(6,116)

Total Dividends and Distributions $	(2,588) $	(436) $	(295) $	(27,105) $ (117,975) $		(1,537) $	(4,681) $	(8,348) $	(5,928) $	(15,397)

See accompanying notes.

98

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2025 Fund

							Period Ended	Period Ended
							April 30, 2009	October 31, 2008(a)

Operations
Net investment income (operating loss)							$ 1,826	$ 197
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							(16)	(578)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							4,456	(18,119)

			Net Increase (Decrease) in Net Assets Resulting from Operations				6,266	(18,500)

Dividends and Distributions to Shareholders
From net investment income							(1,566)	–

					Total Dividends and Distributions		(1,566)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions							158,765	76,508

					Total increase (decrease) in net assets		163,465	58,008

Net Assets
Beginning of period							58,008	–

End of period (including undistributed net investment income as set forth below)							$ 221,473	$ 58,008

Undistributed (overdistributed) net investment income (operating loss)							$ 457	$ 197

	Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 130,545	$ 3,039	$ 3,419	$ 7,910	$ 10,345	$ 9,920
Reinvested	802	48	48	198	139	330
Redeemed	(2,616)	(104)	(520)	(883)	(789)	(3,066)

Net Increase (Decrease)	$ 128,731	$ 2,983	$ 2,947	$ 7,225	$ 9,695	$ 7,184

Shares:
Sold	20,084	476	518	1,230	1,601	1,519
Reinvested	116	7	7	29	20	48
Redeemed	(416)	(17)	(80)	(143)	(124)	(488)

Net Increase (Decrease)	19,784	466	445	1,116	1,497	1,079

Periods Ended October 31, 2008
Dollars:
Sold	$ 36,703	$ 2,648	$ 1,165	$ 12,418	$ 7,490	$ 23,550
Redeemed	(2,744)	(183)	(6)	(1,387)	(596)	(2,550)

Net Increase (Decrease)	$ 33,959	$ 2,465	$ 1,159	$ 11,031	$ 6,894	$ 21,000

Shares:
Sold	3,961	281	139	1,373	796	2,303
Redeemed	(329)	(22)	(1)	(158)	(75)	(275)

Net Increase (Decrease)	3,632	259	138	1,215	721	2,028

Distributions:
Period Ended April 30, 2009
From net investment income $	(802) $	(48) $	(48) $	(198) $	(140) $	(330)
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and Distributions $	(802) $	(48) $	(48) $	(198) $	(140) $	(330)

Periods Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –

(a) Period from February 29, 2008, date operations commenced, through October 31, 2008

See accompanying notes.

99

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2030 Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 57,160		$ 98,788
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(13,381)		99,617
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								(144,440)		(1,643,609)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(100,661)		(1,445,204)

Dividends and Distributions to Shareholders
From net investment income								(68,936)		(92,166)
From net realized gain on investments								(105,596)		(66,899)

				Total Dividends and Distributions				(174,532)		(159,065)

Capital Share Transactions
Net increase (decrease) in capital share transactions								465,408		1,080,497
Redemption fees - Class A								1		–
Redemption fees - Class J								6		5

				Total increase (decrease) in net assets				190,222		(523,767)

Net Assets
Beginning of period								2,600,064		3,123,831

End of period (including undistributed net investment income as set forth below)							$ 2,790,286		$ 2,600,064

Undistributed (overdistributed) net investment income (operating loss)							$ 8,175		$ 19,951

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 7,605	$ 746	$ 801	$ 29,089	$ 266,296	$ 6,095	$ 8,825	$ 20,378	$ 20,232	$ 45,694
Reinvested	2,078	323	293	20,958	115,541	1,698	4,015	8,899	6,490	14,171
Redeemed	(3,836)	(692)	(646)	(32,352)	(48,595)	(1,189)	(2,908)	(6,532)	(7,402)	(10,667)

Net Increase (Decrease)	$ 5,847	$ 377	$ 448	$ 17,695	$ 333,242	$ 6,604	$ 9,932	$ 22,745	$ 19,320	$ 49,198

Shares:
Sold	983	96	102	3,750	33,972	790	1,132	2,627	2,567	5,855
Reinvested	255	40	36	2,592	14,240	211	499	1,100	784	1,748
Redeemed	(504)	(91)	(83)	(4,240)	(6,340)	(155)	(396)	(864)	(919)	(1,377)

Net Increase (Decrease)	734	45	55	2,102	41,872	846	1,235	2,863	2,432	6,226

Year Ended October 31, 2008
Dollars:
Sold	$ 21,116	$ 2,916	$ 2,608	$ 159,652	$ 677,900	$ 15,552	$ 19,863	$ 79,904	$ 65,150	$ 126,058
Reinvested	1,910	376	309	22,337	102,812	1,282	4,344	7,619	5,732	12,304
Redeemed	(9,215)	(1,902)	(1,210)	(87,292)	(60,082)	(2,283)	(10,652)	(23,794)	(22,498)	(30,319)

Net Increase (Decrease)	$ 13,811	$ 1,390	$ 1,707	$ 94,697	$ 720,630	$ 14,551	$ 13,555	$ 63,729	$ 48,384	$ 108,043

Shares:
Sold	1,674	224	201	12,663	52,997	1,235	1,561	6,392	5,045	9,834
Reinvested	136	26	22	1,596	7,350	92	312	545	402	878
Redeemed	(779)	(161)	(97)	(7,248)	(5,254)	(191)	(899)	(1,920)	(1,836)	(2,470)

Net Increase (Decrease)	1,031	89	126	7,011	55,093	1,136	974	5,017	3,611	8,242

Distributions:
Period Ended April 30, 2009
From net investment income $	(786) $	(81) $	(78) $	(7,366) $	(47,705) $	(555) $	(1,282) $	(3,152) $	(2,355) $	(5,576)
From net realized gain on
investments	(1,331)	(249)	(226)	(13,601)	(67,836)	(1,143)	(2,733)	(5,747)	(4,135)	(8,595)

Total Dividends and Distributions $	(2,117) $	(330) $	(304) $	(20,967) $ (115,541) $		(1,698) $	(4,015) $	(8,899) $	(6,490) $	(14,171)

Year Ended October 31, 2008
From net investment income $	(1,088) $	(185) $	(156) $	(12,244) $	(61,143) $	(659) $	(2,285) $	(4,176) $	(3,215) $	(7,015)
From net realized gain on
investments	(844)	(196)	(166)	(10,093)	(41,669)	(623)	(2,059)	(3,443)	(2,517)	(5,289)

Total Dividends and Distributions $	(1,932) $	(381) $	(322) $	(22,337) $ (102,812) $		(1,282) $	(4,344) $	(7,619) $	(5,732) $	(12,304)

See accompanying notes.

100

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2035 Fund

							Period Ended	Period Ended
							April 30, 2009	October 31, 2008(a)

Operations
Net investment income (operating loss)							$ 988	$ 49
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							–	(312)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							2,999	(10,378)

			Net Increase (Decrease) in Net Assets Resulting from Operations				3,987	(10,641)

Dividends and Distributions to Shareholders
From net investment income							(906)	–

					Total Dividends and Distributions		(906)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions							93,545	46,788

					Total increase (decrease) in net assets		96,626	36,147

Net Assets
Beginning of period							36,147	–

End of period (including undistributed net investment income as set forth below)							$ 132,773	$ 36,147

Undistributed (overdistributed) net investment income (operating loss)							$ 131	$ 49

	Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 75,601	$ 2,462	$ 1,629	$ 5,072	$ 5,701	$ 5,637
Reinvested	424	33	15	161	123	150
Redeemed	(1,493)	(22)	(207)	(486)	(51)	(1,204)

Net Increase (Decrease)	$ 74,532	$ 2,473	$ 1,437	$ 4,747	$ 5,773	$ 4,583

Shares:
Sold	11,975	394	257	805	914	893
Reinvested	63	5	2	24	18	23
Redeemed	(244)	(3)	(33)	(79)	(8)	(199)

Net Increase (Decrease)	11,794	396	226	750	924	717

Periods Ended October 31, 2008
Dollars:
Sold	$ 18,688	$ 1,463	$ 797	$ 9,846	$ 8,103	$ 10,632
Redeemed	(162)	(69)	(160)	(819)	(687)	(844)

Net Increase (Decrease)	$ 18,526	$ 1,394	$ 637	$ 9,027	$ 7,416	$ 9,788

Shares:
Sold	2,080	160	97	1,131	863	1,059
Redeemed	(19)	(7)	(19)	(94)	(75)	(101)

Net Increase (Decrease)	2,061	153	78	1,037	788	958

Distributions:
Period Ended April 30, 2009
From net investment income $	(424) $	(33) $	(15) $	(161) $	(123) $	(150)
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and Distributions $	(424) $	(33) $	(15) $	(161) $	(123) $	(150)

Periods Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –

(a) Period from February 29, 2008, date operations commenced, through October 31, 2008

See accompanying notes.

101

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2040 Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 29,107		$ 46,699
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(256)		51,699
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								(81,729)		(884,754)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(52,878)		(786,356)

Dividends and Distributions to Shareholders
From net investment income								(31,654)		(45,241)
From net realized gain on investments								(53,692)		(32,146)

				Total Dividends and Distributions				(85,346)		(77,387)

Capital Share Transactions
Net increase (decrease) in capital share transactions								318,874		672,087
Redemption fees - Class A								1		1
Redemption fees - Class J								4		3

				Total increase (decrease) in net assets				180,655		(191,652)

Net Assets
Beginning of period								1,365,920		1,557,572

End of period (including undistributed net investment income as set forth below)							$ 1,546,575		$ 1,365,920

Undistributed (overdistributed) net investment income (operating loss)							$ 2,135		$ 4,682

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 4,567	$ 443	$ 440	$ 14,198	$ 187,785	$ 4,424	$ 5,542	$ 15,704	$ 13,169	$ 26,818
Reinvested	1,179	234	115	8,435	59,499	879	1,764	4,134	2,995	6,100
Redeemed	(2,269)	(373)	(242)	(11,138)	(17,863)	(575)	(1,057)	(2,384)	(1,570)	(2,079)

Net Increase (Decrease)	$ 3,477	$ 304	$ 313	$ 11,495	$ 229,421	$ 4,728	$ 6,249	$ 17,454	$ 14,594	$ 30,839

Shares:
Sold	597	57	57	1,849	24,151	576	726	2,055	1,725	3,476
Reinvested	147	30	14	1,044	7,317	109	219	513	371	752
Redeemed	(301)	(49)	(32)	(1,463)	(2,277)	(74)	(142)	(298)	(206)	(272)

Net Increase (Decrease)	443	38	39	1,430	29,191	611	803	2,270	1,890	3,956

Year Ended October 31, 2008
Dollars:
Sold	$ 13,329	$ 2,498	$ 1,784	$ 85,442	$ 430,896	$ 9,705	$ 12,473	$ 42,336	$ 35,127	$ 60,230
Reinvested	1,174	245	137	8,870	53,262	648	1,904	3,477	2,221	5,435
Redeemed	(5,848)	(936)	(1,014)	(35,355)	(21,148)	(818)	(4,794)	(10,392)	(6,268)	(12,533)

Net Increase (Decrease)	$ 8,655	$ 1,807	$ 907	$ 58,957	$ 463,010	$ 9,535	$ 9,583	$ 35,421	$ 31,080	$ 53,132

Shares:
Sold	1,051	198	136	6,655	33,322	771	974	3,466	2,773	4,663
Reinvested	82	17	10	619	3,705	45	133	243	155	379
Redeemed	(485)	(77)	(84)	(2,886)	(1,799)	(66)	(392)	(838)	(483)	(987)

Net Increase (Decrease)	648	138	62	4,388	35,228	750	715	2,871	2,445	4,055

Distributions:
Period Ended April 30, 2009
From net investment income $	(404) $	(50) $	(25) $	(2,618) $	(23,186) $	(254) $	(502) $	(1,350) $	(1,047) $	(2,218)
From net realized gain on
investments	(783)	(186)	(91)	(5,818)	(36,313)	(625)	(1,262)	(2,784)	(1,948)	(3,882)

Total Dividends and Distributions $	(1,187) $	(236) $	(116) $	(8,436) $	(59,499) $	(879) $	(1,764) $	(4,134) $	(2,995) $	(6,100)

Year Ended October 31, 2008
From net investment income $	(666) $	(120) $	(67) $	(4,855) $	(31,889) $	(336) $	(1,000) $	(1,911) $	(1,255) $	(3,142)
From net realized gain on
investments	(515)	(127)	(71)	(4,018)	(21,373)	(312)	(904)	(1,567)	(966)	(2,293)

Total Dividends and Distributions $	(1,181) $	(247) $	(138) $	(8,873) $	(53,262) $	(648) $	(1,904) $	(3,478) $	(2,221) $	(5,435)

See accompanying notes.

102

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2045 Fund

							Period Ended	Period Ended
							April 30, 2009	October 31, 2008(a)

Operations
Net investment income (operating loss)							$ 361	$ 3
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							9	(89)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							1,240	(2,894)

			Net Increase (Decrease) in Net Assets Resulting from Operations				1,610	(2,980)

Dividends and Distributions to Shareholders
From net investment income							(353)	–

					Total Dividends and Distributions		(353)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions							34,840	16,463

					Total increase (decrease) in net assets		36,097	13,483

Net Assets
Beginning of period							13,483	–

End of period (including undistributed net investment income as set forth below)							$ 49,580	$ 13,483

Undistributed (overdistributed) net investment income (operating loss)							$ 11	$ 3

	Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 25,938	$ 975	$ 461	$ 3,310	$ 2,384	$ 2,339
Reinvested	132	10	5	118	48	38
Redeemed	(336)	(21)	(43)	(355)	(88)	(75)

Net Increase (Decrease)	$ 25,734	$ 964	$ 423	$ 3,073	$ 2,344	$ 2,302

Shares:
Sold	4,190	161	74	532	392	382
Reinvested	20	2	1	18	7	6
Redeemed	(55)	(4)	(7)	(56)	(14)	(13)

Net Increase (Decrease)	4,155	159	68	494	385	375

Periods Ended October 31, 2008
Dollars:
Sold	$ 5,882	$ 453	$ 216	$ 5,303	$ 2,812	$ 2,461
Redeemed	(133)	(6)	(51)	(135)	(118)	(221)

Net Increase (Decrease)	$ 5,749	$ 447	$ 165	$ 5,168	$ 2,694	$ 2,240

Shares:
Sold	658	51	27	718	299	252
Redeemed	(16)	(1)	(7)	(17)	(14)	(25)

Net Increase (Decrease)	642	50	20	701	285	227

Distributions:
Period Ended April 30, 2009
From net investment income $	(133) $	(10) $	(6) $	(118) $	(48) $	(38)
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and Distributions $	(133) $	(10) $	(6) $	(118) $	(48) $	(38)

Periods Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –

(a) Period from February 29, 2008, date operations commenced, through October 31, 2008
See accompanying notes.

103

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2050 Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 11,514		$ 19,095
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(1,362)		22,495
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								(31,579)		(372,036)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(21,427)		(330,446)

Dividends and Distributions to Shareholders
From net investment income								(12,033)		(19,198)
From net realized gain on investments								(23,635)		(16,262)

				Total Dividends and Distributions				(35,668)		(35,460)

Capital Share Transactions
Net increase (decrease) in capital share transactions								132,693		265,480

				Total increase (decrease) in net assets				75,598		(100,426)

Net Assets
Beginning of period								552,558		652,984

End of period (including undistributed net investment income as set forth below)							$ 628,156		$ 552,558

Undistributed (overdistributed) net investment income (operating loss)							$ 425		$ 944

Class A		Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 3,508	$ 240	$ 559	$ 2,766	$ 143,898	$ 1,995	$ 2,460	$ 5,962	$ 4,985	$ 11,329
Reinvested	729	77	67	1,715	27,391	319	787	1,378	1,189	2,008
Redeemed	(1,184)	(193)	(429)	(2,572)	(71,231)	(227)	(717)	(1,247)	(1,160)	(1,709)

Net Increase (Decrease)	$ 3,053	$ 124	$ 197	$ 1,909	$ 100,058	$ 2,087	$ 2,530	$ 6,093	$ 5,014	$ 11,628

Shares:
Sold	480	33	76	383	19,808	273	338	817	685	1,544
Reinvested	94	10	9	226	3,544	42	103	180	155	261
Redeemed	(164)	(27)	(60)	(358)	(9,768)	(30)	(101)	(167)	(159)	(234)

Net Increase (Decrease)	410	16	25	251	13,584	285	340	830	681	1,571

Year Ended October 31, 2008
Dollars:
Sold	$ 6,525	$ 720	$ 1,027	$ 17,235	$ 191,812	$ 4,248	$ 6,340	$ 13,767	$ 13,603	$ 20,837
Reinvested	739	93	65	2,083	27,103	240	888	1,272	968	1,991
Redeemed	(2,891)	(361)	(491)	(9,370)	(15,232)	(828)	(2,697)	(4,707)	(3,222)	(6,277)

Net Increase (Decrease)	$ 4,373	$ 452	$ 601	$ 9,948	$ 203,683	$ 3,660	$ 4,531	$ 10,332	$ 11,349	$ 16,551

Shares:
Sold	533	58	82	1,390	15,415	347	512	1,158	1,128	1,676
Reinvested	53	7	5	151	1,941	17	64	92	69	143
Redeemed	(252)	(30)	(44)	(780)	(1,346)	(74)	(220)	(390)	(261)	(508)

Net Increase (Decrease)	334	35	43	761	16,010	290	356	860	936	1,311

Distributions:
Period Ended April 30, 2009
From net investment income $	(226) $	(13) $	(16) $	(436) $	(9,650) $	(80) $	(194) $	(398) $	(370) $	(650)
From net realized gain on
investments	(509)	(64)	(53)	(1,279)	(17,741)	(239)	(593)	(980)	(819)	(1,358)

Total Dividends and Distributions $	(735) $	(77) $	(69) $	(1,715) $	(27,391) $	(319) $	(787) $	(1,378) $	(1,189) $	(2,008)

Year Ended October 31, 2008
From net investment income $	(390) $	(41) $	(31) $	(1,033) $	(14,966) $	(113) $	(428) $	(635) $	(501) $	(1,060)
From net realized gain on
investments	(361)	(52)	(39)	(1,051)	(12,137)	(127)	(460)	(637)	(467)	(931)

Total Dividends and Distributions $	(751) $	(93) $	(70) $	(2,084) $	(27,103) $	(240) $	(888) $	(1,272) $	(968) $	(1,991)

See accompanying notes.

104

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2055 Fund

							Period Ended	Period Ended
							April 30, 2009	October 31, 2008(a)

Operations
Net investment income (operating loss)							$ 36	$ 1
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							(34)	(33)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							236	(469)

			Net Increase (Decrease) in Net Assets Resulting from Operations				238	(501)

Dividends and Distributions to Shareholders
From net investment income							(35)	–

				Total Dividends and Distributions			(35)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions							4,149	1,973

				Total increase (decrease) in net assets			4,352	1,472

Net Assets
Beginning of period							1,472	–

End of period (including undistributed net investment income as set forth below)							$ 5,824	$ 1,472

Undistributed (overdistributed) net investment income (operating loss)							$ 2	$ 1

	Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 4,215	$ 154	$ 30	$ 401	$ 232	$ 174
Reinvested	24	1	–	3	1	6
Redeemed	(1,012)	(3)	(2)	(21)	(42)	(12)

Net Increase (Decrease)	$ 3,227	$ 152	$ 28	$ 383	$ 191	$ 168

Shares:
Sold	686	25	5	69	38	28
Reinvested	3	–	–	–	–	1
Redeemed	(163)	–	(1)	(3)	(7)	(2)

Net Increase (Decrease)	526	25	4	66	31	27

Periods Ended October 31, 2008
Dollars:
Sold	$ 2,326	$ 76	$ 20	$ 161	$ 36	$ 469
Redeemed	(1,088)	–	–	(1)	–	(26)

Net Increase (Decrease)	$ 1,238	$ 76	$ 20	$ 160	$ 36	$ 443

Shares:
Sold	275	10	2	17	4	47
Redeemed	(141)	–	–	–	–	(3)

Net Increase (Decrease)	134	10	2	17	4	44

Distributions:
Period Ended April 30, 2009
From net investment income $	(24) $	(1) $	–	$ (3) $	(1) $	(6)
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and Distributions $	(24) $	(1) $	–	$ (3) $	(1) $	(6)

Periods Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –

(a) Period from February 29, 2008, date operations commenced, through October 31, 2008

See accompanying notes.

105

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

							Principal LifeTime Strategic Income
Amounts in thousands								Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 9,462		$ 28,437
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(18,568)		5,717
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								15		(176,685)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(9,091)		(142,531)

Dividends and Distributions to Shareholders
From net investment income								(24,424)		(24,669)
From net realized gain on investments								(6,750)		(7,537)

				Total Dividends and Distributions				(31,174)		(32,206)

Capital Share Transactions
Net increase (decrease) in capital share transactions								40,529		79,697
Redemption fees - Class J								2		2

				Total increase (decrease) in net assets				266		(95,038)

Net Assets
Beginning of period								468,098		563,136

End of period (including undistributed net investment income as set forth below)							$ 468,364		$ 468,098

Undistributed (overdistributed) net investment income (operating loss)							$ 3,876		$ 19,968

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 2,300	$ 80	$ 474	$ 2,464 $	54,060	$ 1,519	$ 3,552	$ 5,533	$ 7,617	$ 7,250
Reinvested	1,084	34	161	3,589	19,964	357	1,052	1,502	1,237	2,138
Redeemed	(3,389)	(221)	(676)	(10,940)	(37,911)	(1,167)	(2,837)	(4,917)	(5,156)	(8,224)

Net Increase (Decrease)	$ (5) $	(107) $	(41) $	(4,887) $	36,113	$ 709	$ 1,767	$ 2,118	$ 3,698	$ 1,164

Shares:
Sold	273	9	55	287	6,275	177	434	667	873	858
Reinvested	124	4	18	415	2,302	41	122	174	143	247
Redeemed	(405)	(25)	(79)	(1,298)	(4,503)	(139)	(340)	(578)	(609)	(978)

Net Increase (Decrease)	(8)	(12)	(6)	(596)	4,074	79	216	263	407	127

Year Ended October 31, 2008
Dollars:
Sold	$ 14,524	$ 633	$ 2,314	$ 16,729 $ 141,616	$ 10,937	$ 15,097	$ 20,541		$ 18,039	$ 34,580
Reinvested	787	35	119	4,917	20,188	237	1,437	1,615	657	2,134
Redeemed	(7,501)	(370)	(1,051)	(31,394)	(109,035)	(7,760)	(16,904)	(18,017)	(8,142)	(27,265)

Net Increase (Decrease)	$ 7,810	$ 298	$ 1,382	$ (9,748) $	52,769	$ 3,414	$ (370) $	4,139	$ 10,554	$ 9,449

Shares:
Sold	1,256	58	210	1,463	12,076	931	1,285	1,767	1,581	2,963
Reinvested	65	3	10	409	1,675	20	120	135	54	177
Redeemed	(677)	(33)	(95)	(2,847)	(9,562)	(677)	(1,483)	(1,561)	(736)	(2,371)

Net Increase (Decrease)	644	28	125	(975)	4,189	274	(78)	341	899	769

Distributions:
Period Ended April 30, 2009
From net investment income $	(858) $	(26) $	(130) $	(2,772) $	(15,786) $	(269) $	(797) $	(1,153) $	(966) $	(1,667)
From net realized gain on
investments	(252)	(9)	(42)	(835)	(4,178)	(88)	(255)	(349)	(271)	(471)

Total Dividends and Distributions $	(1,110) $	(35) $	(172) $	(3,607) $	(19,964) $	(357) $	(1,052) $	(1,502) $	(1,237) $	(2,138)

Year Ended October 31, 2008
From net investment income $	(625) $	(25) $	(91) $	(3,719) $	(15,608) $	(176) $	(1,102) $	(1,190) $	(500) $	(1,633)
From net realized gain on
investments	(197)	(10)	(35)	(1,235)	(4,581)	(61)	(335)	(425)	(157)	(501)

Total Dividends and Distributions $	(822) $	(35) $	(126) $	(4,954) $	(20,189) $	(237) $	(1,437) $	(1,615) $	(657) $	(2,134)

See accompanying notes.

106

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Real Estate Securities Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 21,395		$ 28,246
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(339,437)		(217,246)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								97,295		(445,865)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(220,747)		(634,865)

Dividends and Distributions to Shareholders
From net investment income								(22,447)		(31,823)
From net realized gain on investments								–		(373,992)

				Total Dividends and Distributions				(22,447)		(405,815)

Capital Share Transactions
Net increase (decrease) in capital share transactions								177,521		595,149
Redemption fees - Class A								1		1
Redemption fees - Class J								8		7

				Total increase (decrease) in net assets				(65,664)		(445,523)

Net Assets
Beginning of period								1,182,983		1,628,506

End of period (including undistributed net investment income as set forth below)							$ 1,117,319		$ 1,182,983

Undistributed (overdistributed) net investment income (operating loss)							$ 1,161		$ 2,213

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 5,368	$ 403	$ 439	$ 4,262	$ 211,640	$ 666	$ 798	$ 4,983	$ 2,299	$ 16,715
Reinvested	976	165	54	1,579	17,961	48	177	480	216	722
Redeemed	(7,843)	(1,695)	(549)	(10,200)	(60,271)	(166)	(1,333)	(2,659)	(1,338)	(6,376)

Net Increase (Decrease)	$ (1,499) $	(1,127) $	(56) $	(4,359) $	169,330	$ 548	$ (358) $	2,804	$ 1,177	$ 11,061

Shares:
Sold	607	45	53	492	24,232	78	94	602	274	2,062
Reinvested	112	19	6	185	2,092	6	21	56	26	85
Redeemed	(938)	(198)	(66)	(1,209)	(7,137)	(21)	(149)	(310)	(166)	(738)

Net Increase (Decrease)	(219)	(134)	(7)	(532)	19,187	63	(34)	348	134	1,409

Year Ended October 31, 2008
Dollars:
Sold	$ 15,852	$ 2,002	$ 2,060	$ 21,142	$ 364,168	$ 1,639	$ 5,725	$ 13,526	$ 7,242	$ 23,221
Reinvested	28,277	6,862	1,627	47,197	280,920	920	5,012	10,172	4,041	18,435
Redeemed	(34,173)	(8,519)	(2,697)	(43,117)	(118,752)	(934)	(8,757)	(11,013)	(4,581)	(32,348)

Net Increase (Decrease)	$ 9,956	$ 345	$ 990	$ 25,222	$ 526,336	$ 1,625	$ 1,980	$ 12,685	$ 6,702	$ 9,308

Shares:
Sold	982	125	126	1,316	22,408	102	358	856	457	1,428
Reinvested	1,618	395	93	2,753	16,126	53	296	592	237	1,078
Redeemed	(2,109)	(529)	(168)	(2,744)	(7,384)	(59)	(541)	(674)	(294)	(1,990)

Net Increase (Decrease)	491	(9)	51	1,325	31,150	96	113	774	400	516

Distributions:
Period Ended April 30, 2009
From net investment income $	(1,009) $	(174) $	(57) $	(1,582) $	(17,981) $	(48) $	(177) $	(480) $	(216) $	(723)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(1,009) $	(174) $	(57) $	(1,582) $	(17,981) $	(48) $	(177) $	(480) $	(216) $	(723)

Year Ended October 31, 2008
From net investment income $	(1,701) $	(236) $	(71) $	(2,621) $	(24,769) $	(51) $	(284) $	(642) $	(295) $	(1,153)
From net realized gain on
investments	(27,644)	(6,959)	(1,787)	(44,613)	(256,834)	(869)	(4,728)	(9,530)	(3,746)	(17,282)

Total Dividends and Distributions $	(29,345) $	(7,195) $	(1,858) $	(47,234) $ (281,603) $		(920) $	(5,012) $	(10,172) $	(4,041) $	(18,435)

See accompanying notes.

107

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SAM Balanced Portfolio

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 48,305		$ 131,460
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(101,136)		238,762
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								(41,257)		(1,644,920)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(94,088)		(1,274,698)

Dividends and Distributions to Shareholders
From net investment income								(49,962)		(144,893)
From net realized gain on investments								(254,589)		(235,184)

				Total Dividends and Distributions				(304,551)		(380,077)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(47,766)		(126,831)
Redemption fees - Class A								57		39
Redemption fees - Class B								11		8
Redemption fees - Class C								6		4
Redemption fees - Class J								11		5

				Total increase (decrease) in net assets				(446,320)		(1,781,550)

Net Assets
Beginning of period								3,163,655		4,945,205

End of period (including undistributed net investment income as set forth below)							$ 2,717,335		$ 3,163,655

Undistributed (overdistributed) net investment income (operating loss)							$ 3,386		$ 5,129

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 126,499 $	24,457 $	49,389	$ 67,401	$ 17,869	$ 913	$ 305	$ 2,260	$ 2,729	$ 7,464
Reinvested	151,473	64,648	55,451	7,332	2,394	116	16	477	196	425
Redeemed	(325,459)	(153,994)	(135,743)	(10,059)	(2,369)	(49)	(17)	(810)	(203)	(877)

Net Increase (Decrease)	$ (47,487) $	(64,889) $	(30,903) $	64,674	$ 17,894	$ 980	$ 304	$ 1,927	$ 2,722	$ 7,012

Shares:
Sold	13,592	2,656	5,324	7,457	2,003	102	34	244	307	800
Reinvested	16,007	6,850	5,916	793	257	12	2	51	21	46
Redeemed	(35,187)	(16,804)	(14,710)	(1,136)	(265)	(6)	(2)	(91)	(21)	(97)

Net Increase (Decrease)	(5,588)	(7,298)	(3,470)	7,114	1,995	108	34	204	307	749

Year Ended October 31, 2008
Dollars:
Sold	$ 428,074 $	76,306 $ 135,728	$ 76,965	$ 30,199	$ 1,414	$ 234	$ 3,789		$ 1,415	$ 4,464
Reinvested	191,464	90,907	66,000	845	1,044	12	5	120	129	18
Redeemed	(650,780)	(370,680)	(201,187)	(8,093)	(4,073)	(58)	(54)	(361)	(450)	(227)

Net Increase (Decrease)	$ (31,242) $ (203,467) $		541	$ 69,717	$ 27,170	$ 1,368	$ 185	$ 3,548	$ 1,094	$ 4,255

Shares:
Sold	31,261	5,590	9,965	5,936	2,163	101	17	283	106	361
Reinvested	13,062	6,167	4,511	63	74	1	1	8	9	1
Redeemed	(49,190)	(27,869)	(15,207)	(676)	(325)	(4)	(5)	(27)	(34)	(19)

Net Increase (Decrease)	(4,867)	(16,112)	(731)	5,323	1,912	98	13	264	81	343

Distributions:
Period Ended April 30, 2009
From net investment income $	(28,827) $	(9,989) $	(8,827) $	(1,526) $	(531) $	(23) $	(3) $	(88) $	(36) $	(112)
From net realized gain on
investments	(135,258)	(59,823)	(50,864)	(5,809)	(1,867)	(93)	(13)	(389)	(160)	(313)

Total Dividends and Distributions $ (164,085) $		(69,812) $	(59,691) $	(7,335) $	(2,398) $	(116) $	(16) $	(477) $	(196) $	(425)

Year Ended October 31, 2008
From net investment income $	(84,233) $	(33,886) $	(25,413) $	(621) $	(598) $	(10) $	(3) $	(63) $	(57) $	(9)
From net realized gain on
investments	(123,252)	(64,696)	(46,422)	(225)	(447)	(2)	(2)	(57)	(72)	(9)

Total Dividends and Distributions $ (207,485) $		(98,582) $	(71,835) $	(846) $	(1,045) $	(12) $	(5) $	(120) $	(129) $	(18)

See accompanying notes.

108

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							SAM Conservative Balanced Portfolio

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 10,875		$ 22,323
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(6,033)		19,729
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								(746)		(184,901)

		Net Increase (Decrease) in Net Assets Resulting from Operations						4,096		(142,849)

Dividends and Distributions to Shareholders
From net investment income								(10,828)		(24,102)
From net realized gain on investments								(23,460)		(22,823)

				Total Dividends and Distributions				(34,288)		(46,925)

Capital Share Transactions
Net increase (decrease) in capital share transactions								43,258		81,842
Redemption fees - Class A								29		26
Redemption fees - Class B								7		6
Redemption fees - Class C								9		7
Redemption fees - Class J								2		1

				Total increase (decrease) in net assets				13,113		(107,892)

Net Assets
Beginning of period								552,917		660,809

End of period (including undistributed net investment income as set forth below)							$ 566,030		$ 552,917

Undistributed (overdistributed) net investment income (operating loss)							$ 1,322		$ 1,303

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 52,383	$ 13,045 $	37,570	$ 31,123	$ 7,468	$ 162	$ 286	$ 856	$ 1,742	$ 300
Reinvested	13,905	5,544	8,494	2,027	1,173	21	36	73	90	69
Redeemed	(60,252)	(25,958)	(40,065)	(5,520)	(749)	(20)	(63)	(258)	(145)	(79)

Net Increase (Decrease)	$ 6,036	$ (7,369) $	5,999	$ 27,630	$ 7,892	$ 163	$ 259	$ 671	$ 1,687	$ 290

Shares:
Sold	6,420	1,618	4,599	3,884	936	21	37	109	215	36
Reinvested	1,691	675	1,039	249	144	3	5	9	11	8
Redeemed	(7,471)	(3,218)	(4,993)	(694)	(92)	(3)	(8)	(32)	(18)	(10)

Net Increase (Decrease)	640	(925)	645	3,439	988	21	34	86	208	34

Year Ended October 31, 2008
Dollars:
Sold	$ 100,556	$ 25,406 $	57,820	$ 35,733	$ 22,937	$ 550	$ 742	$ 795	$ 1,960	$ 1,041
Reinvested	20,996	9,142	10,868	454	427	9	15	56	126	6
Redeemed	(104,187)	(45,507)	(48,406)	(5,193)	(3,371)	(198)	(110)	(208)	(549)	(68)

Net Increase (Decrease)	$ 17,365	$ (10,959) $	20,282	$ 30,994	$ 19,993	$ 361	$ 647	$ 643	$ 1,537	$ 979

Shares:
Sold	9,605	2,444	5,536	3,463	2,147	50	70	79	171	106
Reinvested	1,909	827	991	44	41	1	1	5	12	–
Redeemed	(10,133)	(4,408)	(4,740)	(524)	(334)	(20)	(11)	(21)	(51)	(7)

Net Increase (Decrease)	1,381	(1,137)	1,787	2,983	1,854	31	60	63	132	99

Distributions:
Period Ended April 30, 2009
From net investment income $	(5,046) $	(1,725) $	(2,740) $	(776) $	(441) $	(7) $	(13) $	(26) $	(30) $	(24)
From net realized gain on
investments	(10,223)	(4,406)	(6,657)	(1,253)	(732)	(14)	(23)	(47)	(60)	(45)

Total Dividends and Distributions $	(15,269) $	(6,131) $	(9,397) $	(2,029) $	(1,173) $	(21) $	(36) $	(73) $	(90) $	(69)

Year Ended October 31, 2008
From net investment income $	(12,379) $	(4,807) $	(5,982) $	(412) $	(400) $	(7) $	(13) $	(32) $	(66) $	(4)
From net realized gain on
investments	(10,919)	(5,458)	(6,287)	(42)	(27)	(2)	(2)	(24)	(60)	(2)

Total Dividends and Distributions $	(23,298) $	(10,265) $	(12,269) $	(454) $	(427) $	(9) $	(15) $	(56) $	(126) $	(6)

See accompanying notes.

109

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							SAM Conservative Growth Portfolio

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 28,834		$ 87,618
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(83,275)		228,157
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								(80,558)		(1,631,559)

			Net Increase (Decrease) in Net Assets Resulting from Operations					(134,999)		(1,315,784)

Dividends and Distributions to Shareholders
From net investment income								(37,756)		(93,305)
From net realized gain on investments								(234,949)		(235,742)

				Total Dividends and Distributions				(272,705)		(329,047)

Capital Share Transactions
Net increase (decrease) in capital share transactions								27,190		(51,093)
Redemption fees - Class A								11		11
Redemption fees - Class B								4		1
Redemption fees - Class C								8		3
Redemption fees - Class J								2		1

				Total increase (decrease) in net assets				(380,489)		(1,695,908)

Net Assets
Beginning of period								2,405,040		4,100,948

End of period (including undistributed net investment income as set forth below)							$ 2,024,551		$ 2,405,040

Undistributed (overdistributed) net investment income (operating loss)							$ 6,676		$ 15,627

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 87,182	$ 15,909 $	39,466 $	32,591	$ 14,811	$ 409	$ 1,059	$ 802	$ 2,968	$ 1,848
Reinvested	131,913	56,472	60,836	5,444	2,359	144	143	189	298	472
Redeemed	(208,134)	(103,679)	(108,312)	(5,306)	(1,813)	(31)	(280)	(242)	(130)	(198)

Net Increase (Decrease)	$ 10,961	$ (31,298) $	(8,010) $	32,729	$ 15,357	$ 522	$ 922	$ 749	$ 3,136	$ 2,122

Shares:
Sold	9,227	1,741	4,328	3,525	1,646	45	113	90	335	222
Reinvested	13,495	6,042	6,566	568	244	15	15	20	31	49
Redeemed	(22,110)	(11,596)	(12,007)	(587)	(198)	(4)	(32)	(27)	(14)	(21)

Net Increase (Decrease)	612	(3,813)	(1,113)	3,506	1,692	56	96	83	352	250

Year Ended October 31, 2008
Dollars:
Sold	$ 279,110	$ 53,081 $ 103,114 $		53,721	$ 28,079	$ 1,513	$ 1,494	$ 1,459	$ 735	$ 4,555
Reinvested	156,241	79,647	72,567	562	315	7	44	61	260	2
Redeemed	(420,537)	(269,204)	(182,239)	(8,079)	(6,722)	(77)	(233)	(131)	(280)	(158)

Net Increase (Decrease)	$ 14,814	$ (136,476) $	(6,558) $	46,204	$ 21,672	$ 1,443	$ 1,305	$ 1,389	$ 715	$ 4,399

Shares:
Sold	18,060	3,529	6,957	3,638	1,824	98	94	98	48	337
Reinvested	9,067	4,788	4,398	33	19	1	3	3	15	–
Redeemed	(28,243)	(18,566)	(12,697)	(579)	(455)	(5)	(16)	(9)	(19)	(13)

Net Increase (Decrease)	(1,116)	(10,249)	(1,342)	3,092	1,388	94	81	92	44	324

Distributions:
Period Ended April 30, 2009
From net investment income $	(23,972) $	(5,279) $	(6,672) $	(1,085) $	(495) $	(25) $	(44) $	(35) $	(55) $	(94)
From net realized gain on
investments	(114,620)	(54,199)	(58,909)	(4,363)	(1,865)	(119)	(99)	(154)	(243)	(378)

Total Dividends and Distributions $ (138,592) $		(59,478) $	(65,581) $	(5,448) $	(2,360) $	(144) $	(143) $	(189) $	(298) $	(472)

Year Ended October 31, 2008
From net investment income $	(51,780) $	(21,025) $	(20,046) $	(203) $	(134) $	(3) $	(13) $	(19) $	(81) $	(1)
From net realized gain on
investments	(113,250)	(62,904)	(58,790)	(359)	(181)	(4)	(32)	(42)	(179)	(1)

Total Dividends and Distributions $ (165,030) $		(83,929) $	(78,836) $	(562) $	(315) $	(7) $	(45) $	(61) $	(260) $	(2)

See accompanying notes.

110

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							SAM Flexible Income Portfolio

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 14,993		$ 30,107
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(6,304)		14,167
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								9,656		(171,395)

		Net Increase (Decrease) in Net Assets Resulting from Operations						18,345		(127,121)

Dividends and Distributions to Shareholders
From net investment income								(14,947)		(30,696)
From net realized gain on investments								(16,978)		(18,079)

				Total Dividends and Distributions				(31,925)		(48,775)

Capital Share Transactions
Net increase (decrease) in capital share transactions								18,782		59,838
Redemption fees - Class A								43		27
Redemption fees - Class B								10		8
Redemption fees - Class C								22		15
Redemption fees - Class J								2		2

				Total increase (decrease) in net assets				5,279		(116,006)

Net Assets
Beginning of period								680,878		796,884

End of period (including undistributed net investment income as set forth below)							$ 686,157		$ 680,878

Undistributed (overdistributed) net investment income (operating loss)							$ 2,112		$ 2,106

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 88,407	$ 18,339 $	38,570	$ 13,434	$ 3,571	$ 79	$ 30	$ 816	$ 405	$ 236
Reinvested	14,810	6,427	5,935	615	272	6	5	33	27	30
Redeemed	(91,378)	(48,492)	(29,272)	(3,197)	(719)	(4)	(24)	(136)	(2)	(41)

Net Increase (Decrease)	$ 11,839	$ (23,726) $	15,233	$ 10,852	$ 3,124	$ 81	$ 11	$ 713	$ 430	$ 225

Shares:
Sold	9,837	2,052	4,317	1,497	399	9	3	90	46	26
Reinvested	1,629	707	657	68	30	1	1	3	3	3
Redeemed	(10,138)	(5,395)	(3,277)	(360)	(80)	(1)	(3)	(15)	–	(4)

Net Increase (Decrease)	1,328	(2,636)	1,697	1,205	349	9	1	78	49	25

Year Ended October 31, 2008
Dollars:
Sold	$ 194,859	$ 58,052 $	72,086	$ 12,844	$ 19,909	$ 116	$ 34	$ 502	$ 566	$ 682
Reinvested	22,899	12,070	7,621	145	256	2	6	21	26	10
Redeemed	(171,339)	(103,880)	(50,315)	(2,749)	(13,994)	(7)	(2)	(158)	(356)	(68)

Net Increase (Decrease)	$ 46,419	$ (33,758) $	29,392	$ 10,240	$ 6,171	$ 111	$ 38	$ 365	$ 236	$ 624

Shares:
Sold	17,811	5,353	6,614	1,221	1,780	11	3	47	54	63
Reinvested	2,041	1,069	682	14	24	–	1	2	2	1
Redeemed	(16,052)	(9,572)	(4,679)	(270)	(1,292)	(1)	–	(14)	(32)	(6)

Net Increase (Decrease)	3,800	(3,150)	2,617	965	512	10	4	35	24	58

Distributions:
Period Ended April 30, 2009
From net investment income $	(8,319) $	(3,125) $	(2,969) $	(331) $	(149) $	(3) $	(2) $	(19) $	(14) $	(16)
From net realized gain on
investments	(8,774)	(4,178)	(3,571)	(284)	(124)	(3)	(3)	(14)	(13)	(14)

Total Dividends and Distributions $	(17,093) $	(7,303) $	(6,540) $	(615) $	(273) $	(6) $	(5) $	(33) $	(27) $	(30)

Year Ended October 31, 2008
From net investment income $	(17,049) $	(7,991) $	(5,225) $	(130) $	(257) $	(2) $	(4) $	(14) $	(16) $	(8)
From net realized gain on
investments	(8,932)	(5,760)	(3,348)	(15)	(3)	–	(2)	(7)	(10)	(2)

Total Dividends and Distributions $	(25,981) $	(13,751) $	(8,573) $	(145) $	(260) $	(2) $	(6) $	(21) $	(26) $	(10)

See accompanying notes.

111

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							SAM Strategic Growth Portfolio

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 15,906		$ 48,093
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(72,906)		138,618
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								(48,851)		(1,121,431)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(105,851)		(934,720)

Dividends and Distributions to Shareholders
From net investment income								(5,244)		(52,103)
From net realized gain on investments								(138,631)		(143,018)

				Total Dividends and Distributions				(143,875)		(195,121)

Capital Share Transactions
Net increase (decrease) in capital share transactions								33,113		13,574
Redemption fees - Class A								17		11
Redemption fees - Class B								3		2
Redemption fees - Class C								9		3
Redemption fees - Class J								2		2

				Total increase (decrease) in net assets				(216,582)		(1,116,249)

Net Assets
Beginning of period								1,471,438		2,587,687

End of period (including undistributed net investment income as set forth below)							$ 1,254,856		$ 1,471,438

Undistributed (overdistributed) net investment income (operating loss)							$ 10,858		$ 196

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 56,606	$ 11,058 $	23,875 $	18,679	$ 7,900	$ 675	$ 61	$ 1,347	$ 963	$ 269
Reinvested	68,546	31,385	30,321	4,471	1,019	113	29	156	127	111
Redeemed	(104,908)	(54,736)	(58,896)	(4,796)	(916)	(26)	(27)	(113)	(51)	(129)

Net Increase (Decrease)	$ 20,244	$ (12,293) $	(4,700) $	18,354	$ 8,003	$ 762	$ 63	$ 1,390	$ 1,039	$ 251

Shares:
Sold	5,753	1,190	2,568	1,947	857	72	6	135	101	29
Reinvested	6,688	3,276	3,158	444	101	11	3	16	12	11
Redeemed	(10,754)	(5,961)	(6,312)	(511)	(97)	(2)	(3)	(12)	(5)	(12)

Net Increase (Decrease)	1,687	(1,495)	(586)	1,880	861	81	6	139	108	28

Year Ended October 31, 2008
Dollars:
Sold	$ 191,379	$ 29,195 $	61,875 $	58,149	$ 14,918	$ 1,532	$ 379	$ 1,017	$ 696	$ 1,442
Reinvested	89,543	50,383	42,038	599	264	17	6	62	103	3
Redeemed	(237,070)	(174,437)	(107,435)	(6,501)	(3,795)	(151)	(17)	(245)	(251)	(124)

Net Increase (Decrease)	$ 43,852	$ (94,859) $	(3,522) $	52,247	$ 11,387	$ 1,398	$ 368	$ 834	$ 548	$ 1,321

Shares:
Sold	11,362	1,832	3,856	3,554	889	88	23	61	41	97
Reinvested	4,658	2,767	2,304	32	14	1	–	3	6	–
Redeemed	(14,440)	(11,137)	(6,915)	(427)	(230)	(9)	(1)	(17)	(15)	(9)

Net Increase (Decrease)	1,580	(6,538)	(755)	3,159	673	80	22	47	32	88

Distributions:
Period Ended April 30, 2009
From net investment income $	(4,708) $	– $	– $	(373) $	(118) $	(7) $	(2) $	(13) $	(11) $	(12)
From net realized gain on
investments	(67,246)	(33,236)	(32,657)	(4,100)	(901)	(106)	(27)	(143)	(116)	(99)

Total Dividends and Distributions $	(71,954) $	(33,236) $	(32,657) $	(4,473) $	(1,019) $	(113) $	(29) $	(156) $	(127) $	(111)

Year Ended October 31, 2008
From net investment income $	(28,508) $	(12,490) $	(10,736) $	(218) $	(91) $	(7) $	(2) $	(19) $	(31) $	(1)
From net realized gain on
investments	(66,459)	(41,008)	(34,865)	(381)	(173)	(10)	(5)	(43)	(72)	(2)

Total Dividends and Distributions $	(94,967) $	(53,498) $	(45,601) $	(599) $	(264) $	(17) $	(7) $	(62) $	(103) $	(3)

See accompanying notes.

112

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Short-Term Bond Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 4,598		$ 12,858
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(6,919)		(3,209)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								(3,017)		(31,589)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(5,338)		(21,940)

Dividends and Distributions to Shareholders
From net investment income								(4,739)		(13,283)

				Total Dividends and Distributions				(4,739)		(13,283)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(38,308)		(75,919)
Redemption fees - Class A								1		1
Redemption fees - Class C								2		–
Redemption fees - Class J								2		2

				Total increase (decrease) in net assets				(48,380)		(111,139)

Net Assets
Beginning of period								184,392		295,531

End of period (including undistributed net investment income as set forth below)							$ 136,012		$ 184,392

Undistributed (overdistributed) net investment income (operating loss)							$ (694)		$ (484)

	Class A	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 3,729 $	1,826 $	2,551 $	6,102 $	141 $	46 $	199 $	9 $	821
Reinvested	1,622	40	1,236	1,526	13	4	81	3	38
Redeemed	(11,360)	(697)	(9,302)	(34,393)	(106)	(42)	(291)	(1,247)	(857)

Net Increase (Decrease)	$ (6,009) $	1,169 $	(5,515) $	(26,765) $	48 $	8 $	(11) $	(1,235) $	2

Shares:
Sold	468	229	319	763	18	6	25	1	103
Reinvested	204	5	155	191	1	–	10	–	5
Redeemed	(1,421)	(87)	(1,163)	(4,297)	(13)	(5)	(36)	(149)	(109)

Net Increase (Decrease)	(749)	147	(689)	(3,343)	6	1	(1)	(148)	(1)

Year Ended October 31, 2008
Dollars:
Sold	$ 6,835 $	1,354 $	9,480 $	47,558 $	390 $	96 $	8,515 $	1,687 $	2,788
Reinvested	3,702	67	2,675	5,756	15	6	481	104	118
Redeemed	(26,844)	(1,086)	(18,866)	(87,211)	(71)	(8)	(25,949)	(2,474)	(5,037)

Net Increase (Decrease)	$ (16,307) $	335 $	(6,711) $	(33,897) $	334 $	94 $	(16,953) $	(683) $	(2,131)

Shares:
Sold	729	142	1,000	5,028	41	9	875	181	297
Reinvested	397	7	287	616	2	1	50	11	13
Redeemed	(2,884)	(117)	(2,025)	(9,463)	(8)	(1)	(2,718)	(269)	(537)

Net Increase (Decrease)	(1,758)	32	(738)	(3,819)	35	9	(1,793)	(77)	(227)

Distributions:
Period Ended April 30, 2009
From net investment income $	(1,734) $	(53) $	(1,258) $	(1,555) $	(13) $	(4) $	(81) $	(3) $	(38)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(1,734) $	(53) $	(1,258) $	(1,555) $	(13) $	(4) $	(81) $	(3) $	(38)

Year Ended October 31, 2008
From net investment income $	(3,927) $	(76) $	(2,720) $	(5,833) $	(15) $	(6) $	(483) $	(104) $	(119)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(3,927) $	(76) $	(2,720) $	(5,833) $	(15) $	(6) $	(483) $	(104) $	(119)

See accompanying notes.

113

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				Short-Term Income Fund

				Period Ended	Year Ended
				April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)				$ 5,833	$ 18,858
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions				(1,305)	(2,379)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies				5,407	(12,066)

			Net Increase (Decrease) in Net Assets Resulting from Operations	9,935	4,413

Dividends and Distributions to Shareholders
From net investment income				(5,872)	(18,888)

			Total Dividends and Distributions	(5,872)	(18,888)

Capital Share Transactions
Net increase (decrease) in capital share transactions				(14,399)	102,894
Redemption fees - Class A				2	–

			Total increase (decrease) in net assets	(10,334)	88,419

Net Assets
Beginning of period				298,561	210,142

End of period (including undistributed net investment income as set forth below)				$ 288,227	$ 298,561

Undistributed (overdistributed) net investment income (operating loss)				$ 28	$ 19

	Class A	Class C	Institutional

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 28,050	$ 10,938	$ 26,820
Reinvested	667	89	4,893
Redeemed	(7,486)	(1,284)	(77,086)

Net Increase (Decrease)	$ 21,231	$ 9,743	$ (45,373)

Shares:
Sold	2,502	975	2,396
Reinvested	60	8	438
Redeemed	(670)	(115)	(6,921)

Net Increase (Decrease)	1,892	868	(4,087)

Year Ended October 31, 2008
Dollars:
Sold	$ 23,016	$ 2,642	$ 334,621
Reinvested	1,171	124	17,301
Redeemed	(22,593)	(2,632)	(250,756)

Net Increase (Decrease)	$ 1,594	$ 134	$ 101,166

Shares:
Sold	1,975	227	28,851
Reinvested	101	11	1,491
Redeemed	(1,946)	(227)	(21,870)

Net Increase (Decrease)	130	11	8,472

Distributions:
Period Ended April 30, 2009
From net investment income $	(836) $	(119) $	(4,917)
From net realized gain on
investments	–	–	–

Total Dividends and Distributions $	(836) $	(119) $	(4,917)

Year Ended October 31, 2008
From net investment income $	(1,437) $	(145) $	(17,306)
From net realized gain on
investments	–	–	–

Total Dividends and Distributions $	(1,437) $	(145) $	(17,306)

See accompanying notes.

114

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SmallCap Blend Fund

								Period Ended		Year Ended
								April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)								$ 201		$ 341
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(66,514)		(18,217)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								42,909		(102,997)

			Net Increase (Decrease) in Net Assets Resulting from Operations					(23,404)		(120,873)

Dividends and Distributions to Shareholders
From net investment income								(503)		–
From net realized gain on investments								–		(28,163)

					Total Dividends and Distributions			(503)		(28,163)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(8,395)		(11,900)
Redemption fees - Class J								1		1

					Total increase (decrease) in net assets			(32,301)		(160,935)

Net Assets
Beginning of period								193,035		353,970

End of period (including undistributed net investment income as set forth below)								$ 160,734		$ 193,035

Undistributed (overdistributed) net investment income (operating loss)								$ 32		$ 334

	Class A	Class B	Class C		Class J Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 2,661	$ 195	$ 16	$ 1,663 $	1,320 $	28	$ 62	$ 77	$ 207 $	260
Reinvested	–	–	–	309	185	–	–	–	5	4
Redeemed	(5,917)	(1,642)	(53)	(6,920)	–	(35)	(100)	(404)	(172)	(144)

Net Increase (Decrease)	$ (3,256) $	(1,447) $	(37) $	(4,948) $	1,505 $	(7) $	(38) $	(327) $	40 $	120

Shares:
Sold	310	23	2	200	189	3	8	9	24	30
Reinvested	–	–	–	35	20	–	–	–	–	1
Redeemed	(698)	(199)	(6)	(853)	–	(4)	(12)	(47)	(20)	(16)

Net Increase (Decrease)	(388)	(176)	(4)	(618)	209	(1)	(4)	(38)	4	15

Year Ended October 31, 2008
Dollars:
Sold	$ 7,377	$ 600	$ 54	$ 3,750 $	– $	99	$ 267	$ 377	$ 1,235 $	522
Reinvested	9,216	1,726	121	12,925	3,319	33	217	146	165	203
Redeemed	(18,049)	(5,576)	(250)	(26,420)	(693)	(158)	(687)	(601)	(718)	(1,100)

Net Increase (Decrease)	$ (1,456) $	(3,250) $	(75) $	(9,745) $	2,626 $	(26) $	(203) $	(78) $	682 $	(375)

Shares:
Sold	529	43	4	278	–	7	18	27	87	35
Reinvested	594	114	8	867	210	2	14	10	10	13
Redeemed	(1,305)	(413)	(18)	(1,992)	(48)	(11)	(52)	(43)	(49)	(78)

Net Increase (Decrease)	(182)	(256)	(6)	(847)	162	(2)	(20)	(6)	48	(30)

Distributions:
Period Ended April 30, 2009
From net investment income $	–	$ –	$ –	$ (309) $	(185) $	–	$ –	$ –	$ (5) $	(4)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ (309) $	(185) $	–	$ –	$ –	$ (5) $	(4)

Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ – $	– $	–	$ –	$ –	$ – $ –
From net realized gain on
investments	(9,271)	(1,753)	(124)	(12,930)	(3,319)	(33)	(217)	(146)	(165)	(205)

Total Dividends and Distributions $	(9,271) $	(1,753) $	(124) $	(12,930) $	(3,319) $	(33) $	(217) $	(146) $	(165) $	(205)

See accompanying notes.

115

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SmallCap Growth Fund

								Period Ended		Year Ended
								April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)								$ (413)		$ (1,176)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(78,363)		(23,222)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								56,355		(146,332)

			Net Increase (Decrease) in Net Assets Resulting from Operations					(22,421)		(170,730)

Dividends and Distributions to Shareholders
From net investment income								(18)		–
From net realized gain on investments								–		(24,053)

					Total Dividends and Distributions			(18)		(24,053)

Capital Share Transactions
Net increase (decrease) in capital share transactions								184		(59,700)
Redemption fees - Class A								1		–

					Total increase (decrease) in net assets			(22,254)		(254,483)

Net Assets
Beginning of period								223,774		478,257

End of period (including undistributed net investment income as set forth below)								$ 201,520		$ 223,774

Undistributed (overdistributed) net investment income (operating loss)								$ (431)		$ –

	Class A	Class B	Class C		Class J Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 1,263	$ 196	$ 133	$ 1,409	$ 5,364 $	176	$ 46	$ 180	$ 1,666	$ 1,327
Reinvested	–	–	–	–	18	–	–	–	–	–
Redeemed	(2,682)	(600)	(206)	(1,889)	(5,499)	(14)	(27)	(312)	(200)	(165)

Net Increase (Decrease)	$ (1,419) $	(404) $	(73) $	(480) $	(117) $	162	$ 19	$ (132) $	1,466	$ 1,162

Shares:
Sold	278	42	28	319	1,157	39	9	39	311	270
Reinvested	–	–	–	–	4	–	–	–	–	–
Redeemed	(597)	(136)	(48)	(448)	(1,282)	(3)	(6)	(65)	(42)	(35)

Net Increase (Decrease)	(319)	(94)	(20)	(129)	(121)	36	3	(26)	269	235

Year Ended October 31, 2008
Dollars:
Sold	$ 7,956	$ 777	$ 1,048	$ 4,927	$ 39,143 $	359	$ 231	$ 2,613	$ 1,762	$ 3,156
Reinvested	6,323	395	103	2,528	14,253	11	53	132	20	72
Redeemed	(58,606)	(2,665)	(670)	(7,394)	(73,636)	(87)	(358)	(984)	(195)	(967)

Net Increase (Decrease)	$ (44,327) $	(1,493) $	481	$ 61	$ (20,240) $	283	$ (74) $	1,761	$ 1,587	$ 2,261

Shares:
Sold	969	101	128	647	5,816	49	27	310	211	368
Reinvested	686	44	11	293	1,539	1	6	14	2	8
Redeemed	(7,532)	(344)	(89)	(1,013)	(7,996)	(12)	(46)	(127)	(25)	(122)

Net Increase (Decrease)	(5,877)	(199)	50	(73)	(641)	38	(13)	197	188	254

Distributions:
Period Ended April 30, 2009
From net investment income $	–	$ –	$ –	$ –	$ (18) $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ –	$ (18) $	–	$ –	$ –	$ –	$ –

Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ – $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	(6,431)	(431)	(114)	(2,532)	(14,256)	(12)	(53)	(132)	(20)	(72)

Total Dividends and Distributions $	(6,431) $	(431) $	(114) $	(2,532) $	(14,256) $	(12) $	(53) $	(132) $	(20) $	(72)

See accompanying notes.

116

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SmallCap Growth Fund I

								Period Ended	Year Ended
								April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)								$ (475)	$ (949)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(26,665)	(22,759)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								29,167	(73,014)

			Net Increase (Decrease) in Net Assets Resulting from Operations					2,027	(96,722)

Dividends and Distributions to Shareholders
From net realized gain on investments								–	(15,192)

					Total Dividends and Distributions			–	(15,192)

Capital Share Transactions
Net increase (decrease) in capital share transactions								22,743	31,413

					Total increase (decrease) in net assets			24,770	(80,501)

Net Assets
Beginning of period								120,653	201,154

End of period (including undistributed net investment income as set forth below)								$ 145,423	$ 120,653

Undistributed (overdistributed) net investment income (operating loss)								$ (475)	$ –

	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 888	$ 28,531	$ 107	$ 359	$ 984	$ 437	$ 2,419
Redeemed	(685)	(8,530)	(18)	(221)	(616)	(194)	(718)

Net Increase (Decrease)	$ 203	$ 20,001	$ 89	$ 138	$ 368	$ 243	$ 1,701

Shares:
Sold	180	5,196	21	68	195	81	439
Redeemed	(147)	(1,628)	(3)	(45)	(121)	(39)	(136)

Net Increase (Decrease)	33	3,568	18	23	74	42	303

Year Ended October 31, 2008
Dollars:
Sold	$ 2,325	$ 60,509	$ 274	$ 1,089	$ 2,398	$ 2,724	$ 4,901
Reinvested	1,007	12,992	15	159	254	70	695
Redeemed	(2,373)	(45,817)	(52)	(761)	(2,243)	(831)	(5,922)

Net Increase (Decrease)	$ 959	$ 27,684	$ 237	$ 487	$ 409	$ 1,963	$ (326)

Shares:
Sold	285	6,702	31	127	282	316	559
Reinvested	107	1,264	2	16	26	7	69
Redeemed	(301)	(5,684)	(6)	(102)	(273)	(104)	(698)

Net Increase (Decrease)	91	2,282	27	41	35	219	(70)

Distributions:
Period Ended April 30, 2009
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –	$ –

Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(1,007)	(12,992)	(15)	(159)	(254)	(70)	(695)

Total Dividends and Distributions $	(1,007) $	(12,992) $	(15) $	(159) $	(254) $	(70) $	(695)

See accompanying notes.

117

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SmallCap Growth Fund II

								Period Ended		Year Ended
								April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)								$ (1,034)		$ (3,998)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(83,695)		(36,487)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								60,814		(240,446)

			Net Increase (Decrease) in Net Assets Resulting from Operations					(23,915)		(280,931)

Dividends and Distributions to Shareholders
From net realized gain on investments								–		(37,471)

					Total Dividends and Distributions			–		(37,471)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(6,469)		(50,858)
Redemption fees - Class J								1		1

					Total increase (decrease) in net assets			(30,383)		(369,259)

Net Assets
Beginning of period								348,529		717,788

End of period (including undistributed net investment income as set forth below)								$ 318,146		$ 348,529

Undistributed (overdistributed) net investment income (operating loss)								$ (1,034)		$ –

	Class A	Class B	Class C		Class J Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 903	$ 114	$ 161	$ 1,440	$ 15,945	$ 184	$ 340	$ 829	$ 717	$ 2,415
Redeemed	(928)	(449)	(45)	(1,618)	(21,262)	(162)	(784)	(1,577)	(607)	(2,085)

Net Increase (Decrease)	$ (25) $	(335) $	116	$ (178) $	(5,317) $	22	$ (444) $	(748) $	110	$ 330

Shares:
Sold	193	24	34	337	3,253	39	75	186	162	499
Redeemed	(202)	(101)	(10)	(382)	(4,373)	(35)	(171)	(336)	(133)	(437)

Net Increase (Decrease)	(9)	(77)	24	(45)	(1,120)	4	(96)	(150)	29	62

Year Ended October 31, 2008
Dollars:
Sold	$ 2,490	$ 375	$ 353	$ 4,354	$ 27,829	$ 633	$ 1,290	$ 3,460	$ 2,557	$ 6,714
Reinvested	1,024	416	30	1,605	29,723	108	837	982	543	2,186
Redeemed	(3,485)	(1,436)	(260)	(5,339)	(101,099)	(507)	(4,520)	(6,621)	(2,700)	(12,400)

Net Increase (Decrease)	$ 29	$ (645) $	123	$ 620	$ (43,547) $	234	$ (2,393) $	(2,179) $	400	$ (3,500)

Shares:
Sold	315	50	45	595	3,327	78	165	437	323	827
Reinvested	115	48	3	197	3,238	12	98	112	61	243
Redeemed	(461)	(190)	(35)	(768)	(12,768)	(65)	(596)	(856)	(354)	(1,629)

Net Increase (Decrease)	(31)	(92)	13	24	(6,203)	25	(333)	(307)	30	(559)

Distributions:
Period Ended April 30, 2009
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –

Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(1,034)	(421)	(30)	(1,606)	(29,723)	(108)	(837)	(982)	(543)	(2,187)

Total Dividends and Distributions $	(1,034) $	(421) $	(30) $	(1,606) $	(29,723) $	(108) $	(837) $	(982) $	(543) $	(2,187)

See accompanying notes.

118

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SmallCap Growth Fund III

							Period Ended	Year Ended
							April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)							$ (584)	$ (827)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							(144,212)	(40,617)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							114,288	(131,115)

			Net Increase (Decrease) in Net Assets Resulting from Operations				(30,508)	(172,559)

Dividends and Distributions to Shareholders
From net realized gain on investments							–	(27,447)
From tax return of capital							–	(103)

					Total Dividends and Distributions		–	(27,550)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(7,074)	44,490

					Total increase (decrease) in net assets		(37,582)	(155,619)

Net Assets
Beginning of period							207,078	362,697

End of period (including undistributed net investment income as set forth below)							$ 169,496	$ 207,078

Undistributed (overdistributed) net investment income (operating loss)							$ (142)	$ 442

	Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 6,211	$ 55	$ 46	$ 157	$ 74	$ 1,267
Redeemed	(13,653)	(42)	(31)	(124)	(110)	(924)

Net Increase (Decrease)	$ (7,442) $	13	$ 15	$ 33	$ (36) $	343

Shares:
Sold	1,087	10	9	29	14	228
Redeemed	(2,577)	(8)	(6)	(23)	(21)	(151)

Net Increase (Decrease)	(1,490)	2	3	6	(7)	77

Year Ended October 31, 2008
Dollars:
Sold	$ 46,255	$ 157	$ 145	$ 1,007	$ 618	$ 2,669
Reinvested	26,835	63	69	131	48	403
Redeemed	(28,211)	(254)	(179)	(510)	(369)	(4,387)

Net Increase (Decrease)	$ 44,879	$ (34) $	35	$ 628	$ 297	$ (1,315)

Shares:
Sold	4,438	17	15	104	70	262
Reinvested	2,323	6	6	12	4	35
Redeemed	(2,971)	(28)	(20)	(52)	(39)	(469)

Net Increase (Decrease)	3,790	(5)	1	64	35	(172)

Distributions:
Period Ended April 30, 2009
From net investment income $	–	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –

Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(26,734)	(63)	(69)	(131)	(48)	(402)
From tax return of capital	(101)	–	–	–	–	(2)

Total Dividends and Distributions $	(26,835) $	(63) $	(69) $	(131) $	(48) $	(404)

See accompanying notes.

119

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							SmallCap S&P 600 Index Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 2,026		$ 4,811
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(30,514)	19,061
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								(7,711)	(203,927)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(36,199)	(180,055)

Dividends and Distributions to Shareholders
From net investment income								(4,844)	(3,200)
From net realized gain on investments								(22,180)	(40,581)

				Total Dividends and Distributions				(27,024)	(43,781)

Capital Share Transactions
Net increase (decrease) in capital share transactions								26,416	98,979
Redemption fees - Class J								5	5

				Total increase (decrease) in net assets				(36,802)	(124,852)

Net Assets
Beginning of period								385,332	510,184

End of period (including undistributed net investment income as set forth below)							$ 348,530		$ 385,332

Undistributed (overdistributed) net investment income (operating loss)							$ 1,309		$ 4,127

	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 6,846 $	18,840 $	989 $	1,737 $	4,454 $	3,833 $	7,226
Issued in acquisitions	–	–	161	380	1,643	250	101
Reinvested	4,324	13,093	249	1,044	2,620	1,614	4,066
Redeemed	(5,741)	(31,625)	(149)	(1,476)	(3,113)	(1,264)	(3,686)

Net Increase (Decrease)	$ 5,429 $	308 $	1,250 $	1,685 $	5,604 $	4,433 $	7,707

Shares:
Sold	767	2,019	110	186	473	412	750
Issued in acquisitions	–	–	18	42	178	27	11
Reinvested	456	1,328	25	105	262	160	403
Redeemed	(664)	(3,474)	(17)	(157)	(342)	(136)	(388)

Net Increase (Decrease)	559	(127)	136	176	571	463	776

Year Ended October 31, 2008
Dollars:
Sold	$ 21,950 $	71,819 $	2,050 $	4,145 $	12,196 $	16,168 $	20,959
Reinvested	7,333	21,309	377	1,975	3,971	1,357	7,444
Redeemed	(19,295)	(25,339)	(1,586)	(6,573)	(10,848)	(4,455)	(25,978)

Net Increase (Decrease)	$ 9,988 $	67,789 $	841 $	(453) $	5,319 $	13,070 $	2,425

Shares:
Sold	1,472	4,591	134	263	790	1,052	1,350
Reinvested	452	1,269	23	117	233	79	434
Redeemed	(1,332)	(1,691)	(114)	(433)	(709)	(277)	(1,664)

Net Increase (Decrease)	592	4,169	43	(53)	314	854	120

Distributions:
Period Ended April 30, 2009
From net investment income $	(527) $	(2,800) $	(24) $	(111) $	(374) $	(283) $	(725)
From net realized gain on
investments	(3,801)	(10,302)	(225)	(934)	(2,246)	(1,331)	(3,341)

Total Dividends and Distributions $	(4,328) $	(13,102) $	(249) $	(1,045) $	(2,620) $	(1,614) $	(4,066)

Year Ended October 31, 2008
From net investment income $	(248) $	(2,125) $	(3) $	(43) $	(166) $	(80) $	(535)
From net realized gain on
investments	(7,088)	(19,196)	(374)	(1,932)	(3,805)	(1,277)	(6,909)

Total Dividends and Distributions $	(7,336) $	(21,321) $	(377) $	(1,975) $	(3,971) $	(1,357) $	(7,444)

See accompanying notes.

120

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SmallCap Value Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 2,431		$ 3,770
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(94,627)		(64,073)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								32,091	(110,626)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(60,105)	(170,929)

Dividends and Distributions to Shareholders
From net investment income								(2,883)		(4,802)
From net realized gain on investments								–		(41,414)

					Total Dividends and Distributions			(2,883)		(46,216)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(6,607)		45,298
Redemption fees - Class A								1		–
Redemption fees - Class J								1		1

					Total increase (decrease) in net assets			(69,593)	(171,846)

Net Assets
Beginning of period								442,930	614,776

End of period (including undistributed net investment income as set forth below)							$ 373,337		$ 442,930

Undistributed (overdistributed) net investment income (operating loss)							$ 1,391		$ 1,843

	Class A	Class B	Class C		Class J Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 1,786 $	397	$ 1,908	$ 2,122 $	15,543 $	354 $	367	$ 2,252 $	782 $	3,121
Reinvested	19	–	–	48	2,637	1	–	21	32	119
Redeemed	(2,241)	(510)	(1,909)	(4,050)	(22,199)	(193)	(521)	(753)	(998)	(4,742)

Net Increase (Decrease)	$ (436) $	(113) $	(1) $	(1,880) $	(4,019) $	162 $	(154) $	1,520 $	(184) $	(1,502)

Shares:
Sold	179	38	177	217	1,531	35	37	213	77	300
Reinvested	2	–	–	4	238	–	–	2	3	11
Redeemed	(225)	(51)	(184)	(419)	(2,266)	(20)	(52)	(76)	(94)	(450)

Net Increase (Decrease)	(44)	(13)	(7)	(198)	(497)	15	(15)	139	(14)	(139)

Year Ended October 31, 2008
Dollars:
Sold	$ 6,366 $	860	$ 1,858	$ 8,545 $	96,407 $	615 $	1,897	$ 3,101 $	3,179 $	7,237
Reinvested	1,480	302	280	5,360	33,281	106	594	1,036	620	2,805
Redeemed	(7,725)	(1,310)	(1,390)	(15,987)	(88,720)	(309)	(1,891)	(3,459)	(1,423)	(8,417)

Net Increase (Decrease)	$ 121 $	(148) $	748	$ (2,082) $	40,968 $	412 $	600	$ 678 $	2,376 $	1,625

Shares:
Sold	418	58	121	578	6,561	42	123	205	205	467
Reinvested	89	18	17	332	1,991	7	36	62	37	167
Redeemed	(512)	(89)	(93)	(1,094)	(5,383)	(21)	(125)	(226)	(94)	(578)

Net Increase (Decrease)	(5)	(13)	45	(184)	3,169	28	34	41	148	56

Distributions:
Period Ended April 30, 2009
From net investment income $	(21) $	–	$ –	$ (48) $	(2,638) $	(1) $	–	$ (21) $	(32) $	(122)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(21) $	–	$ –	$ (48) $	(2,638) $	(1) $	–	$ (21) $	(32) $	(122)

Year Ended October 31, 2008
From net investment income $	(104) $	–	$ –	$ (322) $	(3,938) $	(3) $	(28) $	(68) $	(54) $	(285)
From net realized gain on
investments	(1,568)	(321)	(341)	(5,044)	(29,352)	(103)	(566)	(968)	(566)	(2,585)

Total Dividends and Distributions $	(1,672) $	(321) $	(341) $	(5,366) $	(33,290) $	(106) $	(594) $	(1,036) $	(620) $	(2,870)

See accompanying notes.

121

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							SmallCap Value Fund I

							Period Ended	Year Ended
							April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)							$ 2,039	$ 4,003
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							(59,956)	(32,169)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							14,447	(134,200)

		Net Increase (Decrease) in Net Assets Resulting from Operations					(43,470)	(162,366)

Dividends and Distributions to Shareholders
From net investment income							(3,772)	(3,051)
From net realized gain on investments							–	(33,659)

				Total Dividends and Distributions			(3,772)	(36,710)

Capital Share Transactions
Net increase (decrease) in capital share transactions							668	54,697

				Total increase (decrease) in net assets			(46,574)	(144,379)

Net Assets
Beginning of period							320,618	464,997

End of period (including undistributed net investment income as set forth below)							$ 274,044	$ 320,618

Undistributed (overdistributed) net investment income (operating loss)							$ 1,229	$ 2,962

	Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 25,420 $	440	$ 549 $	812 $	796	$ 1,874
Reinvested	3,502	–	14	64	47	145
Redeemed	(26,804)	(173)	(1,035)	(2,238)	(427)	(2,318)

Net Increase (Decrease)	$ 2,118 $	267	$ (472) $	(1,362) $	416	$ (299)

Shares:
Sold	2,827	49	62	92	86	207
Reinvested	355	–	1	7	5	15
Redeemed	(2,826)	(20)	(115)	(248)	(48)	(257)

Net Increase (Decrease)	356	29	(52)	(149)	43	(35)

Year Ended October 31, 2008
Dollars:
Sold	$ 76,208 $	784	$ 1,858 $	4,306 $	2,879	$ 8,081
Reinvested	31,473	221	932	1,490	697	1,896
Redeemed	(50,647)	(1,143)	(4,316)	(6,260)	(2,928)	(10,834)

Net Increase (Decrease)	$ 57,034 $	(138) $	(1,526) $	(464) $	648	$ (857)

Shares:
Sold	5,252	55	132	303	204	563
Reinvested	1,973	14	60	95	44	119
Redeemed	(3,553)	(93)	(302)	(436)	(207)	(737)

Net Increase (Decrease)	3,672	(24)	(110)	(38)	41	(55)

Distributions:
Period Ended April 30, 2009
From net investment income $	(3,502) $	–	$ (14) $	(64) $	(47) $	(145)
From net realized gain on
investments	–	–	–	–	–	–

Total Dividends and Distributions $	(3,502) $	–	$ (14) $	(64) $	(47) $	(145)

Year Ended October 31, 2008
From net investment income $	(2,850) $	–	$ (9) $	(41) $	(34) $	(117)
From net realized gain on
investments	(28,623)	(221)	(924)	(1,449)	(663)	(1,779)

Total Dividends and Distributions $	(31,473) $	(221) $	(933) $	(1,490) $	(697) $	(1,896)

See accompanying notes.

122

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SmallCap Value Fund II

								Period Ended	Year Ended
								April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)								$ 345	$ 1,468
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(25,616)	10,189
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								9,465	(131,731)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(15,806)	(120,074)

Dividends and Distributions to Shareholders
From net investment income								(1,334)	(907)
From net realized gain on investments								(14,302)	(47,256)

					Total Dividends and Distributions			(15,636)	(48,163)

Capital Share Transactions
Net increase (decrease) in capital share transactions								8,331	(22,168)

					Total increase (decrease) in net assets			(23,111)	(190,405)

Net Assets
Beginning of period								173,395	363,800

End of period (including undistributed net investment income as set forth below)								$ 150,284	$ 173,395

Undistributed (overdistributed) net investment income (operating loss)								$ 143	$ 1,132

	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 186	$ 6,175	$ 75	$ 155 $	332	$ 225	$ 517
Reinvested	–	14,514	21	82	473	175	371
Redeemed	(16)	(11,647)	(40)	(266)	(608)	(573)	(1,820)

Net Increase (Decrease)	$ 170	$ 9,042	$ 56	$ (29) $	197	$ (173) $	(932)

Shares:
Sold	36	1,173	15	28	63	44	100
Reinvested	–	2,627	4	15	88	32	67
Redeemed	(3)	(2,288)	(9)	(55)	(113)	(115)	(340)

Net Increase (Decrease)	33	1,512	10	(12)	38	(39)	(173)

Year Ended October 31, 2008
Dollars:
Sold	N/A	$ 11,495	$ 155	$ 515 $	936	$ 1,471	$ 6,164
Reinvested	N/A	45,541	43	219	1,644	264	452
Redeemed	N/A	(81,622)	(117)	(765)	(4,055)	(580)	(3,928)

Net Increase (Decrease)	N/A	$ (24,586) $	81	$ (31) $	(1,475) $	1,155	$ 2,688

Shares:
Sold	N/A	1,192	17	58	106	168	654
Reinvested	N/A	4,307	4	21	158	25	43
Redeemed	N/A	(8,717)	(12)	(86)	(435)	(60)	(400)

Net Increase (Decrease)	N/A	(3,218)	9	(7)	(171)	133	297

Distributions:
Period Ended April 30, 2009
From net investment income $	–	$ (1,300) $	–	$ – $	(2) $	(9) $	(23)
From net realized gain on
investments	–	(13,214)	(21)	(82)	(471)	(166)	(348)

Total Dividends and Distributions $	–	$ (14,514) $	(21) $	(82) $	(473) $	(175) $	(371)

Year Ended October 31, 2008
From net investment income	N/A	$ (906) $	–	$ – $	–	$ –	$ (1)
From net realized gain on
investments	N/A	(44,635)	(43)	(219)	(1,644)	(264)	(451)

Total Dividends and Distributions	N/A	$ (45,541) $	(43) $	(219) $	(1,644) $	(264) $	(452)

See accompanying notes.

123

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SmallCap Value Fund III

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 578		$ 238
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(41,789)	(2,722)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								27,285	(55,694)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(13,926)	(58,178)

Dividends and Distributions to Shareholders
From net investment income								(707)	(229)
From net realized gain on investments								(1,002)	(45,336)

					Total Dividends and Distributions			(1,709)	(45,565)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(10,324)	18,245
Redemption fees - Class J								1	1

					Total increase (decrease) in net assets			(25,958)	(85,497)

Net Assets
Beginning of period								114,146	199,643

End of period (including undistributed net investment income as set forth below)							$ 88,188		$ 114,146

Undistributed (overdistributed) net investment income (operating loss)							$ 94		$ 223

	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 515 $	3,078 $	48	$ 138 $	375 $	155 $	556
Reinvested	84	1,471	3	16	52	9	74
Redeemed	(783)	(12,087)	(24)	(102)	(1,112)	(165)	(2,625)

Net Increase (Decrease)	$ (184) $	(7,538) $	27	$ 52 $	(685) $	(1) $	(1,995)

Shares:
Sold	83	472	8	24	61	24	87
Reinvested	13	206	–	2	8	1	10
Redeemed	(134)	(1,820)	(3)	(18)	(175)	(26)	(402)

Net Increase (Decrease)	(38)	(1,142)	5	8	(106)	(1)	(305)

Year Ended October 31, 2008
Dollars:
Sold	$ 2,006 $	21,097 $	147	$ 633 $	1,346 $	784 $	5,642
Reinvested	3,173	36,497	76	520	2,159	242	2,891
Redeemed	(3,042)	(43,222)	(64)	(745)	(3,014)	(554)	(8,327)

Net Increase (Decrease)	$ 2,137 $	14,372 $	159	$ 408 $	491 $	472 $	206

Shares:
Sold	210	2,021	14	68	137	80	561
Reinvested	308	3,194	7	49	201	22	260
Redeemed	(333)	(4,045)	(6)	(77)	(299)	(57)	(803)

Net Increase (Decrease)	185	1,170	15	40	39	45	18

Distributions:
Period Ended April 30, 2009
From net investment income $	(8) $	(669) $	–	$ (3) $	(9) $	(2) $	(16)
From net realized gain on
investments	(76)	(802)	(3)	(13)	(43)	(7)	(58)

Total Dividends and Distributions $	(84) $	(1,471) $	(3) $	(16) $	(52) $	(9) $	(74)

Year Ended October 31, 2008
From net investment income $	– $	(229) $	–	$ – $	– $	– $	–
From net realized gain on
investments	(3,180)	(36,268)	(76)	(520)	(2,159)	(242)	(2,891)

Total Dividends and Distributions $	(3,180) $	(36,497) $	(76) $	(520) $	(2,159) $	(242) $	(2,891)

See accompanying notes.

124

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Ultra Short Bond Fund

							Period Ended			Year Ended
							April 30, 2009			October 31, 2008

Operations
Net investment income (operating loss)							$ 2,703			$ 8,638
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(23,692)		(2,803)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								9,354		(36,643)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(11,635)		(30,808)

Dividends and Distributions to Shareholders
From net investment income								(2,983)		(8,762)

				Total Dividends and Distributions				(2,983)		(8,762)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(3,115)		669
Redemption fees - Class C								1		1

				Total increase (decrease) in net assets				(17,732)		(38,900)

Net Assets
Beginning of period								164,867		203,767

End of period (including undistributed net investment income as set forth below)							$ 147,135			$ 164,867

Undistributed (overdistributed) net investment income (operating loss)							$ (175)			$ 113

	Class A	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 115 $	79 $	171 $	3,395 $	1	$ 650 $	663 $	–	$ 346
Reinvested	45	9	353	2,389	–	101	38	–	17
Redeemed	(2,392)	(368)	(2,891)	(3,863)	–	(798)	(736)	–	(439)

Net Increase (Decrease)	$ (2,232) $	(280) $	(2,367) $	1,921 $	1	$ (47) $	(35) $	–	$ (76)

Shares:
Sold	16	11	24	473	–	91	94	–	48
Reinvested	6	1	50	333	–	14	5	–	2
Redeemed	(333)	(50)	(404)	(537)	–	(113)	(102)	–	(61)

Net Increase (Decrease)	(311)	(38)	(330)	269	–	(8)	(3)	–	(11)

Year Ended October 31, 2008
Dollars:
Sold	$ 1,542 $	1,036 $	2,144 $	36,054 $	–	$ 1,492 $	2,425 $	–	$ 717
Reinvested	358	44	1,150	6,606	–	296	116	–	52
Redeemed	(10,404)	(2,464)	(9,130)	(25,226)	–	(2,299)	(2,010)	–	(1,830)

Net Increase (Decrease)	$ (8,504) $	(1,384) $	(5,836) $	17,434 $	–	$ (511) $	531 $	–	$ (1,061)

Shares:
Sold	178	119	248	3,973	–	168	269	–	84
Reinvested	41	5	133	764	–	34	13	–	6
Redeemed	(1,194)	(282)	(1,056)	(2,814)	–	(264)	(225)	–	(199)

Net Increase (Decrease)	(975)	(158)	(675)	1,923	–	(62)	57	–	(109)

Distributions:
Period Ended April 30, 2009
From net investment income $	(70) $	(13) $	(354) $	(2,390) $	–	$ (101) $	(38) $	–	$ (17)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(70) $	(13) $	(354) $	(2,390) $	–	$ (101) $	(38) $	–	$ (17)

Year Ended October 31, 2008
From net investment income $	(463) $	(68) $	(1,157) $	(6,607) $	–	$ (296) $	(118) $	(1) $	(52)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(463) $	(68) $	(1,157) $	(6,607) $	–	$ (296) $	(118) $	(1) $	(52)

See accompanying notes.

125

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					West Coast Equity Fund

					Period Ended	Year Ended
					April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)					$ 4,184	$ 8,896
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions					(9,917)	43,403
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies					(38,902)	(583,144)

		Net Increase (Decrease) in Net Assets Resulting from Operations			(44,635)	(530,845)

Dividends and Distributions to Shareholders
From net investment income					(7,102)	(10,800)
From net realized gain on investments					(44,445)	(123,750)

				Total Dividends and Distributions	(51,547)	(134,550)

Capital Share Transactions
Net increase (decrease) in capital share transactions					(5,697)	(341,695)
Redemption fees - Class A					1	1

				Total increase (decrease) in net assets	(101,878)	(1,007,089)

Net Assets
Beginning of period					903,791	1,910,880

End of period (including undistributed net investment income as set forth below)					$ 801,913	$ 903,791

Undistributed (overdistributed) net investment income (operating loss)					$ 3,115	$ 6,033

	Class A	Class B	Class C Institutional

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 13,014 $	2,549 $	1,342 $	4,610
Reinvested	19,140	4,632	645	24,795
Redeemed	(39,745)	(12,752)	(2,172)	(21,755)

Net Increase (Decrease)	$ (7,591) $	(5,571) $	(185) $	7,650

Shares:
Sold	508	115	59	174
Reinvested	702	198	27	899
Redeemed	(1,555)	(582)	(99)	(858)

Net Increase (Decrease)	(345)	(269)	(13)	215

Year Ended October 31, 2008
Dollars:
Sold	$ 52,445 $	9,186 $	3,582 $	27,983
Reinvested	62,604	12,006	1,497	53,063
Redeemed	(367,824)	(46,856)	(6,044)	(143,337)

Net Increase (Decrease)	$ (252,775) $	(25,664) $	(965) $	(62,291)

Shares:
Sold	1,320	264	103	685
Reinvested	1,402	309	38	1,175
Redeemed	(9,389)	(1,366)	(178)	(3,703)

Net Increase (Decrease)	(6,667)	(793)	(37)	(1,843)

Distributions:
Period Ended April 30, 2009
From net investment income $	(2,125) $	– $	– $	(4,977)
From net realized gain on
investments	(18,790)	(5,122)	(714)	(19,819)

Total Dividends and Distributions $	(20,915) $	(5,122) $	(714) $	(24,796)

Year Ended October 31, 2008
From net investment income $	(4,780) $	– $	– $	(6,020)
From net realized gain on
investments	(61,555)	(13,476)	(1,676)	(47,043)

Total Dividends and Distributions $	(66,335) $	(13,476) $	(1,676) $	(53,063)

See accompanying notes.

126

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At April 30, 2009, the Fund consists of 71 separate funds. The financial statements for Bond & Mortgage Securities Fund, Core Plus Bond Fund I, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, High Quality Intermediate-Term Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, International Growth Fund, International Value Fund I, LargeCap Blend Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund I, LargeCap Value Fund II, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund, MidCap Growth Fund II, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Stock Fund, MidCap Value Fund I, MidCap Value Fund II, MidCap Value Fund III, Money Market Fund, Mortgage Securities Fund, Preferred Securities Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund Principal LifeTime 2055 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Bond Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, SmallCap Growth Fund III, SmallCap S&P 600 Index Fund, SmallCap Value Fund, SmallCap Value Fund I, SmallCap Value Fund II, SmallCap Value Fund III, Ultra Short Bond Fund, West Coast Equity Fund (known as the "Funds") are presented herein. The Funds may offer up to eleven classes of shares: Class A, Class B, Class C, Class J, Class S, Institutional, R-1, R-2, R-3, R-4, and R-5. Information in these financial statements pertains to Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares. Certain detailed financial information for Class A, Class B, Class C, and Class S shares is provided separately.

Effective February 29, 2008, the initial purchases of $50,000 of Institutional class shares and $10,000 of R-1, R-2, R-3, R-4, and R-5 classes of shares of Principal LifeTime 2015 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2045 Fund and Principal LifeTime 2055 Fund were made by Principal Life Insurance Company.

Effective May 1, 2008, the initial purchase of $10,000 of Class S shares of Money Market Fund was made by Principal Life Insurance Company.

On June 13, 2008 Principal Investors Fund, Inc. changed its name to Principal Funds, Inc. In addition, the following Funds had name changes:

Former Fund Name	New Fund Name

Equity Income Fund I	Equity Income Fund
High Yield Fund	High Yield Fund I
High Yield Fund II	High Yield Fund
MidCap Value Fund	MidCap Value Fund III
Partners Global Equity Fund	Global Equity Fund I
Partners International Fund	International Fund I
Partners LargeCap Blend Fund	LargeCap Blend Fund II
Partners LargeCap Blend Fund I	LargeCap Blend Fund I
Partners LargeCap Growth Fund I	LargeCap Growth Fund I
Partners LargeCap Growth Fund II	LargeCap Growth Fund II
Partners LargeCap Value Fund	LargeCap Value Fund III
Partners LargeCap Value Fund I	LargeCap Value Fund I
Partners LargeCap Value Fund II	LargeCap Value Fund II
Partners MidCap Growth Fund	MidCap Growth Fund III
Partners MidCap Growth Fund I	MidCap Growth Fund I
Partners MidCap Growth Fund II	MidCap Growth Fund II
Partners MidCap Value Fund	MidCap Value Fund II
Partners MidCap Value Fund I	MidCap Value Fund I
Partners SmallCap Blend Fund	SmallCap Blend Fund I
Partners SmallCap Growth Fund I	SmallCap Growth Fund I
Partners SmallCap Growth Fund II	SmallCap Growth Fund II
Partners SmallCap Growth Fund III	SmallCap Growth Fund III
Partners SmallCap Value Fund	SmallCap Value Fund III
Partners SmallCap Value Fund I	SmallCap Value Fund I
Partners SmallCap Value Fund II	SmallCap Value Fund II

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

1. Organization (Continued)

Effective September 30, 2008, the initial purchases of $25,000 of Institutional Class shares and $15,000 of R-1, R-2, R-3, R-4, and R-5 classes of shares of Core Plus Bond Fund I, and $100,000 of Institutional Class shares of International Value Fund I were made by Principal Management Corporation (the “Manager”).

Effective November 21, 2008, International Fund I acquired all the assets and assumed all the liabilities of Global Equity Fund I pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from Global Equity Fund I for shares of International Fund I at an approximate exchange rate of .82 for Institutional, R-1, R-4 and R-5 classes of shares, and .83 for R-2 and R-3 classes of shares. The aggregate net assets of Global Equity Fund I and International Fund I immediately prior to the acquisition were approximately $16,187,000 (including approximately $12,069,000 of accumulated realized losses, and $1,000 of unrealized appreciation) and $796,019,000, respectively. The aggregate net assets of International Fund I immediately following the acquisition were $812,206,000.

Effective November 21, 2008, MidCap Growth Fund III acquired all the assets and assumed all the liabilities of MidCap Growth Fund I pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from MidCap Growth Fund I for shares of MidCap Growth Fund III at an approximate exchange rate of 1.14, 1.13, 1.14, 1.14, 1.13, 1.10, 1.11, and 1.10 for Class A, Class C, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares respectively. The aggregate net assets of MidCap Growth Fund I and MidCap Growth Fund III immediately prior to the acquisition were approximately $140,396,000 (including approximately $17,169,000 of accumulated realized losses, and $115,257,000 of unrealized appreciation) and $427,940,000, respectively. The aggregate net assets of MidCap Growth Fund III immediately following the acquisition were $568,356,000.

Effective November 21, 2008, SmallCap S&P 600 Index Fund acquired all the assets and assumed all the liabilities of SmallCap Blend Fund I pursuant to a plan of acquisition. The acquisition was accomplished by a taxable exchange of shares from SmallCap Blend Fund I for shares of SmallCap S&P 600 Index Fund at an approximate exchange rate of .77, .75, .73, .73, .74 and .74 for Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares respectively. The aggregate net assets of SmallCap Blend Fund I and SmallCap S&P 600 Index Fund immediately prior to the acquisition were approximately $2,535,000 and $273,861,000, respectively. The aggregate net assets of SmallCap S&P 600 Index Fund immediately following the acquisition were $276,396,000.

On December 8, 2008, the Board of Directors of Principal Funds, Inc. LargeCap Value Fund II approved an Agreement and Plan of Reorganization whereby LargeCap Value Fund I would acquire all the assets of LargeCap Value Fund II subject to the liabilities of such fund, in exchange for a number of shares equal to the pro rata net assets of LargeCap Value Fund I. The reorganization was completed on May 1, 2009.

Effective December 15, 2008, the initial purchases of $45,000 of Class A and Class C shares and $10,000 of Institutional class shares of Global Diversified Income Fund were made by the Manager.

Effective December 15, 2008 the initial purchases of $10,000 of Class J, R-1, R-2, R-3, R-4, and R-5 class shares of Mortgage Securities Fund were made by Principal Life Insurance Company.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved an Agreement and Plan of Reorganization whereby MidCap Value Fund I would acquire all the assets of MidCap Value Fund II subject to the liabilities of such fund, in exchange for a number of shares equal to the pro rata net assets of MidCap Value Fund I. The reorganization was completed on May 1, 2009.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved an Agreement and Plan of Reorganization whereby SmallCap Value Fund II would acquire all the assets of SmallCap Value Fund III subject to the liabilities of such fund, in exchange for a number of shares equal to the pro rata net assets of SmallCap Value Fund II. The reorganization was completed on May 1, 2009.

Effective March 2, 2009, the initial purchases of $10,000 of Class A, Class B, Class C, and Class J shares of MidCap Value Fund I were made by Principal Life Insurance Company.

Effective March 2, 2009, the initial purchase of $10,000 of Class J shares of SmallCap Value Fund II were made by Principal Life Insurance Company.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

1. Organization (Continued)

On March 9, 2009, the Board of Directors of Principal Funds, Inc. approved the proposals listed below.

The following proposals will be submitted for shareholder vote at a Special Meeting of Shareholders of Principal Funds, Inc. tentatively scheduled for September 2009. Additional information about these proposals will be provided in the Proxy Statement that is expected to be mailed to record date shareholders in August 2009.

Proposal 1: Acquisition of a portion of the assets of LargeCap Blend Fund I by Disciplined LargeCap Blend Fund. Proposal 2: Acquisition of a portion of the assets of LargeCap Growth Fund I by LargeCap Growth Fund.

The following proposals will be submitted for shareholder vote at a Special Meeting of Shareholders of Principal Funds, Inc. tentatively scheduled for November 2009. Additional information about these proposals will be provided in the Proxy Statement that is expected to be mailed to record date shareholders in October 2009.

Proposal 3: Acquisition of a portion of the assets of LargeCap Blend Fund II by Disciplined LargeCap Blend Fund. Proposal 4: Acquisition of a portion of the assets of LargeCap Growth Fund II by LargeCap Growth Fund. Proposal 5: Acquisition of a portion of the assets of LargeCap Value Fund III by LargeCap Value Fund. Proposal 6: Acquisition of a portion of the assets of SmallCap Growth Fund II by SmallCap Growth Fund.

Also on March 9, 2009, the Board of Directors for Principal Funds, Inc. approved the proposed offer to Class C shareholders of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, and Principal LifeTime Strategic Income Fund to exchange into Class A shares of their respective Funds. The exchange is expected to occur in June 2009.

Effective April 9, 2009, Mortgage Securities Fund acquired all the assets and assumed all the liabilities of Government & High Quality Bond Fund pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from Government & High Quality Bond Fund for shares of Mortgage Securities Fund at an approximate exchange rate of .85 for Class A, Class B, Class C, Class J, Institutional, R-1, R-4 and R-5 shares, and an approximate exchange rate of .84 for R-2 and R-3 classes of shares. The aggregate net assets of Government & High Quality Bond Fund and Mortgage Securities Fund immediately prior to the acquisition were approximately $337,801,000 ($63,445,000 of accumulated realized losses, and $9,055,000 of unrealized appreciation) and $992,148,000, respectively. The aggregate net assets of Mortgage Securities Fund immediately following the acquisition were $1,329,949,000.

On April 27, 2009, shareholders of Principal Funds, Inc. MidCap Growth Fund II approved an Agreement and Plan of Reorganization whereby MidCap Growth Fund III would acquire all the assets of MidCap Growth Fund II subject to the liabilities of such fund, in exchange for a number of shares equal to the pro rata net assets of MidCap Growth Fund III. The reorganization was completed on May 1, 2009.

On April 27, 2009, shareholders of Principal Funds, Inc. SmallCap Growth Fund III approved an Agreement and Plan of Reorganization whereby SmallCap Growth Fund I would acquire all the assets of SmallCap Growth Fund III subject to the liabilities of such fund, in exchange for a number of shares equal to the pro rata net assets of SmallCap Growth Fund I. The reorganization was completed on May 1, 2009.

On or about June 30, 2009, West Coast Equity Fund will change its name to Principal Capital Appreciation Fund.

Temporary Guarantee Program for Money Market Funds. . Following approval by the Board of Directors of Principal Funds, Inc., Money Market Fund submitted to the United States Department of Treasury an agreement to participate in the Temporary Guarantee Program for Money Market Funds (the “Program”).

The Program will guarantee Money Market Fund shareholders that they will receive $1.00 per share they owned as of the close of business on September 19, 2008, or the number of shares held on the date the Fund’s market based net asset value falls below $0.995 per share and the Money Market Fund liquidates, whichever is less. The program is subject to an overall limit of $50 billion for all money market funds participating in the Program. The Program does not cover investors who were not shareholders of the Money Market Fund on September 19, 2008.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

1. Organization (Continued)

The Program remains in effect until September 18, 2009. The cost for participating in the initial three-month Program was 0.01% of the net assets of the Fund as of September 19, 2008 and was borne by Money Market Fund. An additional cost of .015% of the net assets of the Fund as of September 19, 2008 was borne by Money Market Fund to participate in the program through April 30, 2009. The cost for participating in the Program incurred during the period ended April 30, 2009 is included on the statement of operations.

On March 31, 2009, the United States Treasury Department announced an extension of the Program to September 18, 2009. Money Market Fund has applied to participate in the extension.

All classes of shares for each of the Funds represents interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”) along with the SAM Portfolios invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Funds (with the exception of Money Market Fund, Principal LifeTime Funds, and the SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’ net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Fund values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Effective November 1, 2008, the Funds adopted the provisions of FAS 157.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. FAS 157 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)

The following is a summary of the inputs used as of April 30, 2009, in valuing the Funds’ securities carried at value (amounts shown in thousands):

			Level 2 — Other Significant		Level 3 — Significant
	Level 1 — Quoted Prices		Observable Inputs		Unobservable Inputs		Totals (Level 1,2,3)

		Other		Other		Other		Other
	Investments	Financial	Investments	Financial	Investments	Financial	Investments	Financial
Fund	in Securities	Instruments* in Securities Instruments* in Securities Instruments* in Securities Instruments*

Bond & Mortgage
Securities Fund	$ 2,502	$ —	$2,391,497	$ (8,363)	$ 46,472	$ —	$ 2,440,471	$(8,363)
Core Plus Bond Fund I	—	(5,089)	1,415,196	(229)	22	—	1,415,218	(5,318)
Disciplined LargeCap
Blend Fund	1,846,406	4,340	45,800	—	—	—	1,892,206	4,340
Diversified
International Fund	34,327	—	1,135,510	—	—	—	1,169,837	—
Equity Income Fund	1,679,460	—	106,973	—	—	—	1,786,433	—
Global Diversified
Income Fund	9,877	—	45,540	—	372	—	55,789	—
Global Real Estate
Securities Fund	1,401	—	2,519	2	1	—	3,921	2
High Quality
Intermediate-Term
Bond Fund	111	(14)	73,429	(136)	2,246	—	75,786	(150)
High Yield Fund	24,382	—	2,088,195	7,820	56,604	—	2,169,181	7,820
High Yield Fund I	—	—	753,871	—	11,170	—	765,041	—
Income Fund	861	—	918,248	—	15,022	—	934,131	—
Inflation Protection
Fund	—	(596)	377,148	—	12,442	—	389,590	(596)
International Emerging
Markets Fund	159,157	—	717,568	—	—	—	876,725	—
International Fund I	—	3,948	1,045,268	—	—	—	1,045,268	3,948
International Growth
Fund	18,463	—	1,145,860	—	—	—	1,164,323	—
International Value
Fund I	—	—	609,120	—	8,814	—	617,934	—
LargeCap Blend Fund I	691,450	(9)	26,219	—	—	—	717,669	(9)
LargeCap Blend Fund II	568,045	(6)	14,589	—	—	—	582,634	(6)
LargeCap Growth Fund	1,905,326	—	54,735	—	—	—	1,960,061	—
LargeCap Growth
Fund I	1,283,313	(21)	47,622	—	—	—	1,330,935	(21)
LargeCap Growth
Fund II	1,317,261	1,599	29,990	(86)	—	—	1,347,251	1,513
LargeCap S&P 500
Index Fund	725,819	923	18,377	—	—	—	744,196	923
LargeCap Value Fund	621,736	104	14,552	—	—	—	636,288	104
LargeCap Value Fund I	926,965	(14)	33,729	—	—	—	960,694	(14)
LargeCap Value Fund II	98,614	—	—	—	—	—	98,614	—
LargeCap Value
Fund III	1,574,209	4,309	65,968	—	—	—	1,640,177	4,309
MidCap Blend Fund	506,799	—	50,943	—	—	—	557,742	—
MidCap Growth Fund	61,006	—	4,213	—	—	—	65,219	—
MidCap Growth Fund II	197,296	—	—	—	—	—	197,296	—
MidCap Growth
Fund III	744,256	2,885	27,126	—	—	—	771,382	2,885
MidCap S&P 400 Index
Fund	183,044	208	3,034	—	—	—	186,078	208
MidCap Stock Fund	351,618	—	11,695	—	—	—	363,313	—
MidCap Value Fund I	667,616	5,526	38,384	—	—	—	706,000	5,526
MidCap Value Fund II	233,171	—	1,687	—	—	—	234,858	—
MidCap Value Fund III	69,525	—	387	—	—	—	69,912	—
Money Market Fund	—	—	2,851,423	—	—	—	2,851,423	—
Mortgage Securities
Fund	—	—	1,329,703	—	—	—	1,329,703	—

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

2. Significant Accounting Policies (continued)

			Level 2 — Other Significant		Level 3 — Significant
	Level 1 — Quoted Prices		Observable Inputs		Unobservable Inputs		Totals (Level 1,2,3)

		Other		Other		Other		Other
	Investments	Financial	Investments	Financial	Investments	Financial	Investments	Financial
Fund	in Securities Instruments* in Securities Instruments* in Securities Instruments* in Securities Instruments*

Preferred Securities
Fund	$ 87,725	$—	$1,384,759	$—	$6,706	$—	$1,479,190	$—
Principal LifeTime
2010 Fund	1,362,440	—	—	—	—	—	1,362,440	—
Principal LifeTime
2015 Fund	214,957	—	—	—	—	—	214,957	—
Principal LifeTime
2020 Fund	3,187,524	—	—	—	—	—	3,187,524	—
Principal LifeTime
2025 Fund	221,244	—	—	—	—	—	221,244	—
Principal LifeTime
2030 Fund	2,789,421	—	—	—	—	—	2,789,421	—
Principal LifeTime
2035 Fund	132,349	—	—	—	—	—	132,349	—
Principal LifeTime
2040 Fund	1,546,176	—	—	—	—	—	1,546,176	—
Principal LifeTime
2045 Fund	49,350	—	—	—	—	—	49,350	—
Principal LifeTime
2050 Fund	628,532	—	—	—	—	—	628,532	—
Principal LifeTime
2055 Fund	5,744	—	—	—	—	—	5,744	—
Principal LifeTime
Strategic Income Fund	467,940	—	—	—	—	—	467,940	—
Real Estate Securities
Fund	1,080,419	—	37,693	—	—	—	1,118,112	—
SAM Balanced
Portfolio	2,718,973	—	—	—	—	—	2,718,973	—
SAM Conservative
Balanced Portfolio	564,796	—	—	—	—	—	564,796	—
SAM Conservative
Growth Portfolio	2,026,882	—	—	—	—	—	2,026,882	—
SAM Flexible Income
Portfolio	685,074	—	—	—	—	—	685,074	—
SAM Strategic Growth
Portfolio	1,256,924	—	—	—	—	—	1,256,924	—
Short-Term Bond Fund	—	—	130,339	—	3,742	—	134,081	—
Short-Term Income
Fund	—	(165)	281,876	—	—	—	281,876	(165)
SmallCap Blend Fund	154,577	1,088	5,909	—	—	—	160,486	1,088
SmallCap Growth Fund	196,498	—	5,419	—	—	—	201,917	—
SmallCap Growth
Fund I	141,088	—	4,355	—	—	—	145,443	—
SmallCap Growth
Fund II	302,470	2,214	11,267	—	—	—	313,737	2,214
SmallCap Growth
Fund III	165,295	—	—	—	—	—	165,295	—
SmallCap S&P 600
Index Fund	340,047	397	7,501	—	—	—	347,548	397
SmallCap Value Fund	364,021	—	9,549	—	—	—	373,570	—
SmallCap Value Fund I	251,745	3,310	21,001	—	—	—	272,746	3,310
SmallCap Value Fund II	148,782	—	2,053	—	—	—	150,835	—
SmallCap Value
Fund III	88,014	—	216	—	—	—	88,230	—
Ultra Short Bond Fund	—	—	141,063	—	2,558	—	143,621	—
West Coast Equity Fund	786,004	—	16,179	—	—	—	802,183	—

*Other financial instruments are derivative instruments such as futures, foreign currency contracts, written options, and swap agreements, which are valued at the unrealized appreciation/depreciation on the instrument.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)

The changes in investments measured at fair value for which the Funds’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

	Value	Accrued		Change in		Tranfers
	November 1,	Discounts/	Realized	Unrealized	Net	In and/or	Value
Fund	2008	(Premiums)	Gain/(Loss)	Gain/(Loss)	Purchases/(Sales) Out of Level 3 April 30, 2009

Investments in Securities
Bond & Mortgage
Securities Fund	$ 10,002	$ (606)	$(998)	$(18,109)	$4,933	$51,250	$ 46,472
Core Plus Bond Fund I	—	—	—	—	(6)	28	22
Global Diversified Income
Fund	—	2	—	28	342	—	372
Global Real Estate
Securities Fund	—	—	—	—	1	—	1
High Quality
Intermediate-Term Bond
Fund	242	(13)	(30)	(984)	677	2,354	2,246
High Yield Fund	76,868	29	—	(5,614)	3,524	(18,203)	56,604
High Yield Fund I	6,107	122	(314)	(897)	2,995	3,157	11,170
Income Fund	16,287	(16)	—	(1,249)	—	—	15,022
Inflation Protection Fund	1,492	(97)	(8)	(7,012)	(1,113)	19,180	12,442
International Value Fund I	—	—	—	737	5,608	2,469	8,814
Preferred Securities Fund	1,611	—	—	(2,565)	—	7,660	6,706
Short-Term Bond Fund	400	(25)	—	(992)	(150)	4,509	3,742
SmallCap Value Fund II	20	—	—	—	—	(20)	—
Ultra Short Bond Fund	357	(6)	(344)	(1,069)	(447)	4,067	2,558

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in currencies that exceeded 5% of net assets of the fund:

Diversified						International
International		Global Diversified		Global Real Estate		Emerging
Fund		Income Fund		Securities Fund		Markets Fund

Euro	23.0%	United States Dollar	78.8%	United States Dollar	37.1%	United States Dollar	22.8%
British Pound	19.5	Euro	5.3	Hong Kong Dollar	17.8	Hong Kong Dollar	18.7
Japanese Yen	18.0			Japanese Yen	11.0	Korean Won	15.1
Canadian Dollar	7.3			Australian Dollar	9.5	Taiwan Dollar	11.3
Swiss Franc	6.9			Euro	8.4	Brazilian Real	8.9
				British Pound	6.3	South African Rand	7.5

International		International		International Value
Fund I		Growth Fund		Fund I

Euro	34.1%	Euro	23.3%	Euro	42.4%
Japanese Yen	22.6	British Pound	23.0	Japanese Yen	19.0
British Pound	18.4	Japanese Yen	17.9	British Pound	13.0
Australian Dollar	7.0	Canadian Dollar	10.4	Swiss Franc	6.0
Singapore Dollar	7.0	Swiss Franc	9.8
Swiss Franc	6.3	Australian Dollar	6.5

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Expenses included in the statements of operations of the Principal LifeTime Funds and SAM Portfolios reflect the expenses of each Principal LifeTime Fund and SAM Portfolio and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to Bond & Mortgage Securities Fund, Global Diversified Income Fund, High Yield Fund, Income Fund, Inflation Protection Fund, Mortgage Securities Fund, Short-Term Bond Fund, Short-Term Income Fund and Ultra Short Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds recognize uncertain tax positions consistent with FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes”. As of April 30, 2009, there were no such uncertainties recognized in the accompanying financial statements.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon the disposition of Indian securities held by the Funds are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on Indian securities. At April 30, 2009, Diversified International Fund had a foreign tax refund receivable of $37,000, no deferred tax liability, and an approximate capital loss carryforward of $3,253,000 that expires in 2017, and International Emerging Markets Fund had a foreign tax refund receivable of $142,000, no deferred tax liability, and an approximate capital loss carryforward of $20,184,000 that expires in 2017, relating to Indian securities.

Redemption and Exchange Fees. Each of the Funds, except Money Market Fund and Ultra Short Bond Fund, will impose a redemption or exchange fee on redemptions or exchanges of $30,000 or more of Class J shares redeemed or exchanged within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movements in and out of the Funds.

Recent Accounting Pronouncements. In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statements and related disclosures.

In September 2008, the FASB issued FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4 (the “FSP”), “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161”. The FSP amends FASB Statement No. 133, “Accounting for Derivative Instruments and Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The FSP is effective for fiscal years and interim periods ending after November 15, 2008. All changes to accounting policies have been made in accordance with the FSP and incorporated for the current period as part of the notes to financial statements.

3. Operating Policies

Foreign Currency Contracts. At April 30, 2009, certain of the Funds owned forward contracts to buy and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The foreign currency contracts outstanding as of April 30, 2009 are included in the schedules of investments.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

3. Operating Policies (Continued)

Futures Contracts. The Funds may enter into futures contracts for both hedging and non-hedging purposes. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Funds agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ cost basis in the contract.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

Line of Credit. The Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with two banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .4%. During the period ended April 30, 2009 Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Growth Fund, LargeCap Blend Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap Value Fund, LargeCap Value Fund I, LargeCap Value Fund II, LargeCap Value Fund III, MidCap Growth Fund, MidCap Growth Fund II, MidCap Growth Fund III, MidCap Value Fund I, MidCap Value Fund II, MidCap Value Fund III, Mortgage Securities Fund, Preferred Securities Fund, Real Estate Securities Fund, Short-Term Bond Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, SmallCap Growth Fund III, SmallCap Value Fund I, SmallCap Value Fund II, SmallCap Value Fund III and West Coast Equity Fund each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

3. Operating Policies (Continued)

Options Contracts. Certain of the Funds may write call and put options on futures, swaps, securities or currencies it owns for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments. Transactions in options written during the period ended April 30, 2009, were as follows:

Core Plus Bond Fund I	Number of Contracts	Notional Amount	Premium (thousands)

Beginning of period	9	—	$7
Options written	1,001,488	$51,000,000	632
Options expired	(1,000,090)	(9,000,000)	(76)
Options closed	—	—	—
Options exercised	(47)	—	(28)
Balance at end of period	1,360	42,000,000	535

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Reimbursement from Custodian. The Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances is used to offset a portion of each Funds’ expenses. These amounts are shown separately in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, generally in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 100% of the market value of the loaned securities. The market value of loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral is usually invested in short-term securities and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of April 30, 2009, the Funds had securities on loan as follows (in thousands):

	Market	Cash
	Value	Collateral

Inflation Protection Fund	$32,491	$33,639

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

3. Operating Policies (Continued)

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

Swap Agreements. Certain of the Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

3. Operating Policies (Continued)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2009 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Details of credit default swaps where the Funds sold protection as of April 30, 2009 are as follows (amounts shown in thousands):

Credit Default Swaps on Credit Indices – Sell Protection

						Upfront	Unrealized
Counterparty	Reference	(Pay)/Receive Expiration		Notional	Market	Premiums	Appreciation/
(Issuer)	Entity	Fixed Rate	Date	Amount(1)	Value(2)	Paid/(Received) (Depreciation)

Bond & Mortgage Securities Fund
Barclays Bank	CMBX.NA.AJ.1	0.84%	10/12/2052	$2,000	$ (1,159)	$ (1,168)	$9
Morgan Stanley	CMBX.NA.AJ.1	0.84	10/12/2052	2,000	(1,159)	(1,179)	20
Morgan Stanley	CMBX.NA.AJ.1	0.84	10/12/2052	2,000	(1,159)	(1,155)	(4)

High Quality Intermediate-Term Bond Fund
Morgan Stanley	CDX.NA.IG.10	1.55	06/20/2013	3,416	(83)	8	(91)
UBS AG	CDX.NA.IG.10	1.55	06/20/2013	2,440	(59)	8	(67)
UBS AG	CDX.NA.IG.11	1.50	12/20/2013	5,000	(103)	(125)	22

High Yield Fund
UBS AG	CDX.NA.HY.12	5.00%	06/20/2014	$34,650	$ (7,394)	$ (9,293)	$1,899
UBS AG	CDX.NA.HY.12	5.00	06/20/2014	49,500	(10,563)	(13,276)	2,713
UBS AG	CDX.NA.HY.12	5.00	06/20/2014	39,600	(8,451)	(11,128)	2,677
UBS AG	CDX.NA.HY.12	5.00	06/20/2014	19,800	(4,225)	(4,756)	531

		NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL FUNDS, INC.
		April 30, 2009 (unaudited)

3. Operating Policies (Continued)

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection

				Implied
				Credit			Upfront
		(Pay)/		Spread as			Premiums	Unrealized
Counterparty	Reference	Receive	Expiration of April 30,		Notional	Market	Paid/	Appreciation/
(Issuer)	Entity	Fixed Rate	Date	2009 (3)	Amount(1)	Value(2)	(Received)	(Depreciation)

Core Plus Bond Fund I
Deutsche Bank AG	General Electric Capital	4.75%	12/20/2013	6.85%	$100	$(7)	$—	$(7)
	Corp; 5.63%; 09/15/2017
Deutsche Bank AG	General Electric Capital	4.30	12/20/2013	6.85	300	(26)	—	(26)
	Corp; 5.63%; 09/15/2017
Deutsche Bank AG	General Electric Capital	4.23	12/20/2013	6.85	800	(73)	—	(73)
	Corp; 5.63%; 09/15/2017
Deutsche Bank AG	General Electric Capital	4.90	12/20/2013	6.85	300	(20)	—	(20)
	Corp; 5.63%; 09/15/2017
Deutsche Bank AG	United Mexican States;	2.85	12/20/2009	1.48	1,000	9	—	9
	7.50%; 04/01/2033

(1) The maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(2) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount.

Total return swaps involve commitments to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty.

Details of swap agreements open at period end are included in the Funds' schedules of investments.

4. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. The annual rate paid by Principal LifeTime Funds is 0.1225% of each of the Principal LifeTime Funds’ average daily net assets up to $3 billion and 0.1125% of each of the Principal LifeTime Funds’ average daily net assets over $3 billion. Effective July 1, 2009, the annual rate paid by Principal LifeTime Funds will be reduced to 0.03% of each of the Principal LifeTime Funds’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.55% of aggregate net assets up to $500 million, 0.50% of the next $500 million of aggregate net assets, 0.45% of the next $1 billion of aggregate net assets, 0.40% of the next $1 billion of aggregate net assets, 0.35% of the next $1 billion of aggregate net assets, 0.30% of the next $1 billion of aggregate net assets, and 0.25% of aggregate net assets over $5 billion. The annual rates used in this calculation for each of the other Funds are as follows:

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

4. Management Agreement and Transactions with Affiliates (Continued)

		Net Assets of Funds					Net Assets of Funds

		(in millions)					(in millions)

				Over					Over
	First	Next	Next	$1.5		First	Next	Next	$1.5
	$500	$500	$500	billion		$500	$500	$500	billion

Disciplined LargeCap Blend Fund	.60%	.58%	.56%	.55%	MidCap Growth Fund II	1.00%	.98%	.96%	.95%
Global Real Estate Securities Fund	.90	.88	.86	.85	MidCap Growth Fund III	1.00	.96	.94	.92
High Quality Intermediate-Term Bond Fund	.40	.38	.36	.35	MidCap S&P 400 Index Fund	.15	.15	.15	.15
High Yield Fund I	.65	.63	.61	.60	MidCap Value Fund I	1.00	.98	.96	.95
Inflation Protection Fund	.40	.38	.36	.35	MidCap Value Fund II	1.00	.98	.96	.95
International Emerging Markets Fund	1.20	1.18	1.16	1.15	MidCap Value Fund III	.65	.63	.61	.60
International Fund I	1.10	1.08	1.06	1.05	Preferred Securities Fund	.75	.73	.71	.70
International Growth Fund	1.00	.98	.96	.95	Real Estate Securities Fund	.85	.83	.81	.80
International Value Fund I	1.10	1.08	1.06	1.05	Short-Term Bond Fund	.40	.38	.36	.35
LargeCap Blend Fund I	.45	.43	.41	.40	SmallCap Blend Fund	.75	.73	.71	.70
LargeCap Blend Fund II	.75	.73	.71	.70	SmallCap Growth Fund	.75	.73	.71	.70
LargeCap Growth Fund I	.75	.73	.71	.70	SmallCap Growth Fund I	1.10	1.08	1.06	1.05
LargeCap Growth Fund II	.95	.93	.91	.90	SmallCap Growth Fund II	1.00	.98	.96	.95
LargeCap S&P 500 Index Fund	.15	.15	.15	.15	SmallCap Growth Fund III	1.10	1.08	1.06	1.05
LargeCap Value Fund	.45	.43	.41	.40	SmallCap S&P 600 Index Fund	.15	.15	.15	.15

		Net Assets of Funds					Net Assets of Funds

		(in millions)					(in millions)

				Over					Over
	First	Next	Next	$1.5		First	Next	Next	$1.5
	$500	$500	$500	billion		$500	$500	$500	billion

LargeCap Value Fund I	.80%	.78%	.76%	.75%	SmallCap Value Fund	.75%	.73%	.71%	.70%
LargeCap Value Fund II	.85	.83	.81	.80	SmallCap Value Fund I	1.00	.98	.96	.95
MidCap Blend Fund	.65	.63	.61	.60	SmallCap Value Fund II	1.00	.98	.96	.95
MidCap Growth Fund	.65	.63	.61	.60	SmallCap Value Fund III	1.00	.98	.96	.95

		Net Assets of Funds				Net Assets of Funds (in millions)

	First	Next	Next	Over			First	Over
	$1 billion $1 billion $1 billion $3 billion						$250	$250

MidCap Stock Fund	.75%	.70%	.65%	.60% High Yield Fund			.625%	.50%

	Net Assets of Funds (in millions)					Net Assets of Funds (in millions)

	First	Next	Over			First	Next	Over
	$200	$300	$500			$500	$500	$1 billion

Short-Term Income Fund	.50%	.45%	.40%	West Coast Equity Fund		.625%	.50%	.375%

		Net Assets of Funds				Net Assets of Funds (in millions)

	First $2		Over $2			First	Next	Over
	billion		billion			$250	$250	$500

Income Fund		.50%	.45%	Equity Income Fund		.60%	.55%	.50%
Mortgage Securities Fund		.50	.45

		Net Assets of Funds (in millions)

	First	Next	Next	Next	Over
	$500	$500	$1 billion	$1 billion	$3 billion

LargeCap Growth Fund	.68% .65%		.62%	.58%	.55%

		All Net Assets

Ultra Short Bond Fund			.38%

			NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL FUNDS, INC.
			April 30, 2009 (unaudited)

4. Management Agreement and Transactions with Affiliates (Continued)

		Net Assets of Funds (in millions)

	First	Next	Next	Next	Next	Over
	$500	$500	$500	$500	$1 billion $3 billion

Bond & Mortgage Securities Fund	.55%	.53%	.51%	.50%	.48%	.45%
Diversified International Fund	.90	.88	.86	.85	.83	.80
Global Diversified Income Fund	.80	.78	.76	.75	.73	.70
LargeCap Value Fund III	.80	.78	.76	.75	.73	.70
Money Market Fund	.40	.39	.38	.37	.36	.35

		Net Assets of Funds (in millions)

	First	Next	Next	Next	Next	Over
	$500	$500	$500	$500	$500	$2.5 billion

Core Plus Bond Fund I	.60%	.58%	.56%	.55%	.53%	.50%

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .17%, .15%, and .15% and the annual rates for the administrative service fee are .28%, .20%, .15%, .13%, and .11% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class J, Class S and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. In addition, Class S shares pays Principal Shareholder Services, Inc. a service fee computed at an annual percentage rate of Class S shares average daily net assets. The annual rates used in this calculation for Class S shares are as follows:

Net Assets of Funds (in millions)

First	Next	Next $4 Next $5		Next $10	Over $20
$500	$500	billion billion		billion	billion

.06%	.05%	.04%	.03%	.02%	.01%

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

		Period from November 1, 2008 through April 30, 2009
	Class A	Class B	Class C	Class J	Institutional	Expiration

Bond & Mortgage Securities Fund	.94%	1.60%	1.75%*	N/A	N/A	June 30, 2010
Core Plus Bond Fund I	N/A	N/A	N/A	N/A	.65%	February 28, 2010
Disciplined LargeCap Blend Fund	N/A	N/A	1.82	N/A	N/A	February 28, 2010
Diversified International Fund	N/A	N/A	2.08	N/A	N/A	February 28, 2010
Global Diversified Income Fund	1.25	N/A	2.00	N/A	.90	February 28, 2010
Global Real Estate Securities Fund	1.45	N/A	2.20	N/A	.95	February 28, 2010
Income Fund	.90	1.64	1.65	N/A	N/A	February 28, 2010
Inflation Protection Fund	.90	N/A	1.65	1.15	N/A	February 28, 2010
International Emerging Markets Fund	N/A	N/A	2.80	N/A	N/A	February 28, 2010
International Growth Fund	1.60	N/A	2.35	N/A	N/A	February 28, 2010
International Value Fund I	N/A	N/A	N/A	N/A	1.13	February 28, 2010
LargeCap Blend Fund I	N/A	N/A	1.90	N/A	N/A	February 28, 2010
LargeCap Blend Fund II	N/A	N/A	2.20	N/A	N/A	February 28, 2010
LargeCap Growth Fund I	N/A	N/A	2.20	N/A	N/A	February 28, 2010
LargeCap Growth Fund II	1.70	N/A	2.45	1.75^	N/A	February 28, 2010
LargeCap S&P 500 Index Fund	N/A	N/A	1.30	N/A	N/A	February 28, 2010
LargeCap Value Fund	N/A	N/A	1.70	N/A	N/A	February 28, 2010
LargeCap Value Fund III	1.15	1.90	1.90	N/A	N/A	October 31, 2009
MidCap Blend Fund	N/A	N/A	1.95	N/A	N/A	February 28, 2010
MidCap Growth Fund III	1.75**	2.50	2.50*	N/A	N/A	June 30, 2010
MidCap Value Fund I	1.35	2.10	2.10	1.75*	N/A	October 31, 2009
MidCap Value Fund II	1.35	2.10	2.10	N/A	N/A	October 31, 2009
Money Market Fund	N/A	N/A	1.79	N/A	N/A	February 28, 2010
Mortgage Securities Fund	.88***	1.65	1.63	1.00^^	N/A	February 28, 2010
Preferred Securities Fund	1.00	N/A	1.75	N/A	N/A	February 28, 2010

		NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL FUNDS, INC.
			April 30, 2009 (unaudited)

4. Management Agreement and Transactions with Affiliates (Continued)

		Period from November 1, 2008 through April 30, 2009
	Class A		Class B	Class C	Class J	Institutional	Expiration

Principal LifeTime 2010 Fund	.50		N/A	1.25	N/A	N/A	February 28, 2010
Principal LifeTime 2015 Fund	N/A		N/A	N/A	N/A	.1725	February 28, 2010
Principal LifeTime 2020 Fund	.50		1.25	1.25	N/A	N/A	February 28, 2010
Principal LifeTime 2025 Fund	N/A		N/A	N/A	N/A	.1725	February 28, 2010
Principal LifeTime 2030 Fund	.50		1.25	1.25	N/A	N/A	February 28, 2010
Principal LifeTime 2035 Fund	N/A		N/A	N/A	N/A	.1725	February 28, 2010
Principal LifeTime 2040 Fund	.50		1.25	1.25	N/A	N/A	February 28, 2010
Principal LifeTime 2045 Fund	N/A		N/A	N/A	N/A	.1725	February 28, 2010
Principal LifeTime 2050 Fund	.50		1.25	1.25	N/A	N/A	February 28, 2010
Principal LifeTime 2055 Fund	N/A		N/A	N/A	N/A	.1725	February 28, 2010
Principal LifeTime Strategic Income Fund	.50		1.25	1.25	N/A	N/A	February 28, 2010
Real Estate Securities Fund	1.28		2.08	1.98	N/A	N/A	February 28, 2010
SAM Balanced Portfolio	N/A		N/A	N/A	.95	N/A	February 28, 2010
SAM Conservative Balanced Portfolio	N/A		N/A	N/A	.95	N/A	February 28, 2010
SAM Conservative Growth Portfolio	N/A		N/A	N/A	.95	N/A	February 28, 2010
SAM Flexible Income Portfolio	N/A		N/A	N/A	.95	N/A	February 28, 2010
SAM Strategic Growth Portfolio	N/A		N/A	N/A	.95	N/A	February 28, 2010
Short-Term Bond Fund	N/A		N/A	1.70	N/A	N/A	February 28, 2010
Short-Term Income Fund	.95		N/A	1.67	N/A	N/A	February 28, 2010
SmallCap Blend Fund	N/A		N/A	2.20	N/A	N/A	February 28, 2010
SmallCap Growth Fund	N/A		2.57	2.21	N/A	N/A	February 28, 2010
SmallCap Growth Fund II	1.45		2.20	2.20	1.60	N/A	October 31, 2009
SmallCap Value Fund	1.35		2.29	2.08	N/A	N/A	February 28, 2010
SmallCap Value Fund II	N/A		N/A	N/A	1.95	N/A	February 28, 2010
Ultra Short Bond Fund	N/A		N/A	1.50	N/A	N/A	February 28, 2010

*Expires February 28, 2010.
**Expires June 30, 2009.
*** Prior to April 9, 2009 the expense limit was .91%.
^ Expired February 28, 2009.
^^ From December 16, 2008 through April 30, 2009.

Period from November 1, 2008 through February 28, 2009
Class A		Class B	Class C	Expiration

LargeCap Growth Fund	1.28%	2.26%	2.03%	February 28, 2009

Period from November 1, 2008 through April 30, 2009
	R-1	R-2	R-3	R-4	R-5	Expiration

Core Plus Bond Fund I	1.53%	1.40%	1.22%	1.03%	.91%	February 28, 2010
Mortgage Securities Fund*	1.29	1.16	.98	.79	.67	February 28, 2010
Principal LifeTime 2015 Fund	1.0525	.9225	.7425	.5525	.4325	February 28, 2010
Principal LifeTime 2025 Fund	1.0525	.9225	.7425	.5525	.4325	February 28, 2010
Principal LifeTime 2035 Fund	1.0525	.9225	.7425	.5525	.4325	February 28, 2010
Principal LifeTime 2045 Fund	1.0525	.9225	.7425	.5525	.4325	February 28, 2010
Principal LifeTime 2055 Fund	1.0525	.9225	.7425	.5525	.4325	February 28, 2010
*Period from December 16, 2009 through April 30, 2009.

In addition, the Manger has voluntarily agreed to limit the Money Market Fund’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

4. Management Agreement and Transactions with Affiliates (Continued)

Effective March 1, 2009, the Manager has voluntarily agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make and acquired fund fees and expenses) attributable to Institutional class of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at anytime. The operating expense limits are as follows:

	Expense Limit		Expense Limit

Diversified International Fund	.93%	SAM Conservative Balanced Portfolio	.40%
High Quality Intermediate-Term Bond Fund	.45	SAM Conservative Growth Portfolio	.40
International Emerging Markets Fund	1.34	SAM Flexible Income Portfolio	.40
International Fund I	1.14	SAM Strategic Growth Portfolio	.40
LargeCap S&P 500 Index Fund	.20	Short-Term Bond Fund	.45
LargeCap Value Fund II	.90	SmallCap Blend Fund	.80
MidCap Blend Fund	.70	SmallCap Growth Fund	.80
MidCap Growth Fund	.70	SmallCap Growth Fund I	1.15
MidCap S&P 400 Index Fund	.20	SmallCap S&P 600 Index Fund	.20
MidCap Value Fund II	1.05	SmallCap Value Fund II	1.05
MidCap Value Fund III	.70	SmallCap Value Fund III	1.05
SAM Balanced Portfolio	.40

Distribution Fees. The Class A, Class B, Class C, Class J, Class S, R-1, R-2, R-3, and R-4 shares of the Funds (with the exception of Ultra Short Bond Fund) bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. or Princor Financial Services Corporation, the principal underwriters, a portion may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, 1.00%, .45%, .35%, .35%, .30%, .25%, and .10% for Class A, Class B, Class C, Class J, Class S, R-1, R-2, R-3, and R-4 classes of shares, respectively, except the following classes of shares:

LargeCap S&P 500 Index Fund	Class A	.15%
Money Market Fund	Class A	N/A
Money Market Fund	Class J	.25
Short-Term Bond Fund	Class A	.15
Short-Term Income Fund	Class A	.15
Ultra Short Bond Fund	Class A	N/A
Ultra Short Bond Fund	Class C	N/A

From November 1, 2008 through November 30, 2008, the annual rate for Class A shares for Short-Term Income Fund was .25%.

From November 1, 2008 through December 31, 2008, the annual rate for Class A and Class C shares of Ultra Short Bond Fund was .15% and 1.00%, respectively.

From November 1, 2008 through February 28, 2009, Princor Financial Services Corporation and Principal Fund’s Distributor, Inc. had contractually agreed to limit the distribution fees attributable to Class J shares for SmallCap Blend not to exceed .15%. This contractual limit expired and effective March 1, 2009, Princor Financial Services Corporation and Principal Funds Distributor, Inc. have voluntarily agreed to maintain a level of distribution fees not to exceed .40% for Class J shares of SmallCap Blend Fund.

Effective January 1, 2009, Princor Financial Services Corporation and Principal Funds Distributor, Inc. have voluntarily agreed to limit the distribution fees attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .40% for Class J shares. The expense limit may be terminated at any time. Prior to January 1, 2009, the expense limit of .40% was contractual.

Effective March 1, 2009, Principal Funds Distributor, Inc. has voluntarily agreed to limit Money Market Fund’s distribution fees attributable to certain share classes of Money Market Fund. The limit will maintain the level of distribution fees not to exceed .75%, 0%, and 0% for Class B, Class C, and Class S shares, respectively. The limit may be terminated at any time

Effective April 1, 2009, Principal Funds Distributor, Inc. has contractually agreed to limit the distribution fees attributable to Class A shares of Mortgage Securities Fund through April 30, 2010. The limit will maintain the level of distribution fees not to exceed .15% for Class A shares.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

4. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. Principal Funds Distributor, Inc. or Princor Financial Services Corporation, as principal underwriters, receive proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund and Ultra Short Bond Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were sold originally without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. or Princor Financial Services Corporation also retain sales charges on sales of Class A shares based on declining rates which begin at 1.00% for Ultra Short Bond Fund, 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Income Fund, Mortgage Securities Fund, Short-Term Bond Fund and Short Term Income Fund, 3.75% for Bond & Mortgage Securities Fund, Global Diversified Income Fund, High Yield Fund, Inflation Protection Fund, Preferred Securities Fund, Principal LifeTime Strategic Income Fund, and SAM Flexible Income Portfolio, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. and Princor Financial Services Corporation for the period ended April 30, 2009, were as follows (in thousands):

	Class A	Class B	Class C	Class J

Bond & Mortgage Securities Fund	$48	$14	$—	$12
Disciplined LargeCap Blend Fund	38	27	—	N/A
Diversified International Fund	139	33	2	16
Equity Income Fund	98	336	8	N/A
Global Real Estate Securities Fund	4	N/A	—	N/A
High Quality Intermediate-Term Bond Fund	N/A	N/A	N/A	$ 3
High Yield Fund	232	$71	44	N/A
Income Fund	49	26	5	N/A
Inflation Protection Fund	9	N/A	2	2
International Emerging Markets Fund	74	16	1	12
International Growth Fund	3	N/A	—	1
LargeCap Blend Fund I	52	6	—	2
LargeCap Blend Fund II	37	8	—	7
LargeCap Growth Fund	128	26	3	6
LargeCap Growth Fund I	42	5	—	3
LargeCap Growth Fund II	3	N/A	—	2
LargeCap S&P 500 Index Fund	23	N/A	1	16
LargeCap Value Fund	84	7	—	4
LargeCap Value Fund III	36	7	—	4
MidCap Blend Fund	207	27	1	10
MidCap Growth Fund	N/A	N/A	N/A	3
MidCap Growth Fund III	31	5	—	1
MidCap S&P 400 Index Fund	N/A	N/A	N/A	2
MidCap Stock Fund	11	14	—	N/A
MidCap Value Fund I	—	—	—	—
MidCap Value Fund II	11	1	—	2
MidCap Value Fund III	N/A	N/A	N/A	2
Money Market Fund	12	281	18	195
Mortgage Securities Fund	56	11	1	1
Preferred Securities Fund	307	N/A	92	1
Principal LifeTime 2010 Fund	29	N/A	—	28
Principal LifeTime 2020 Fund	96	11	2	90
Principal LifeTime 2030 Fund	119	8	1	82
Principal LifeTime 2040 Fund	99	8	—	38
Principal LifeTime 2050 Fund	59	2	—	8
Principal LifeTime Strategic Income Fund	6	1	1	5
Real Estate Securities Fund	54	13	1	5
SAM Balanced Portfolio	557	794	36	40
SAM Conservative Balanced Portfolio	195	123	15	24

	NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL FUNDS, INC.
	April 30, 2009 (unaudited)

4. Management Agreement and Transactions with Affiliates (Continued)

	Class A	Class B	Class C	Class J

SAM Conservative Growth Portfolio	416	582	36	24
SAM Flexible Income Portfolio	183	174	22	10
SAM Strategic Growth Portfolio	343	373	19	25
Short-Term Bond Fund	14	N/A	—	2
Short-Term Income Fund	48	N/A	2	N/A
SmallCap Blend Fund	45	6	—	1
SmallCap Growth Fund	12	4	—	1
SmallCap Growth Fund I	N/A	N/A	N/A	1
SmallCap Growth Fund II	18	2	—	2
SmallCap S&P 600 Index Fund	N/A	N/A	N/A	7
SmallCap Value Fund	20	3	1	2
SmallCap Value Fund III	N/A	N/A	N/A	—
Ultra Short Bond Fund	—	N/A	—	1
West Coast Equity Fund	47	105	1	N/A

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

At April 30, 2009, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Princor Financial Services Corporation, and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (in thousands):

	Class A Class B Class C Class J Institutional					R-1	R-2	R-3	R-4	R-5

Bond & Mortgage Securities Fund	416	—	—	—	14,518	—	—	—	—	—
Core Plus Bond Fund I	N/A	N/A	N/A	N/A	—	2	2	2	2	2
Diversified International Fund	—	—	—	—	3,831	—	—	—	—	—
Global Real Estate Securities Fund	150	N/A	150	N/A	200	N/A	N/A	N/A	N/A	N/A
LargeCap Growth Fund	—	—	—	—	10,071	—	—	—	—	—
LargeCap Value Fund	—	—	—	—	7,752	—	—	—	—	—
LargeCap Value Fund II	N/A	N/A	N/A	N/A	—	—	—	—	1	—
MidCap Value Fund III	N/A	N/A	N/A	—	1	—	—	—	—	—
Money Market Fund	14,530	—	—	—	33,423	—	—	—	—	—
Mortgage Securities Fund	118	—	—	1	—	1	1	1	1	1
Principal LifeTime 2015 Fund	N/A	N/A	N/A	N/A	—	—	—	—	1	—
Principal LifeTime 2025 Fund	N/A	N/A	N/A	N/A	—	—	1	—	1	—
Principal LifeTime 2035 Fund	N/A	N/A	N/A	N/A	—	—	1	—	1	—
Principal LifeTime 2045 Fund	N/A	N/A	N/A	N/A	—	1	1	—	1	—
Principal LifeTime 2055 Fund	N/A	N/A	N/A	N/A	1	1	1	1	1	—
SAM Balanced Portfolio	—	—	—	—	—	—	1	—	—	—
SAM Conservative Balanced Portfolio	—	—	—	—	—	—	—	—	—	1
SAM Conservative Growth Portfolio	—	—	—	—	—	—	—	—	—	1
SAM Flexible Income Portfolio	—	—	—	—	—	1	1	—	—	1
SAM Strategic Growth Portfolio	—	—	—	—	—	—	—	—	—	1
Short-Term Bond Fund	804	N/A	—	—	—	—	—	—	—	—
SmallCap Blend Fund	—	—	—	—	2,701	—	—	—	—	—
Ultra Short Bond Fund	—	N/A	—	—	—	1	—	—	1	—
West Coast Equity Fund	—	1	—	N/A	—	N/A	N/A	N/A	N/A	N/A

Affiliated Brokerage Commissions. With respect to Bond & Mortgage Securities Fund and Preferred Securities Fund, $14,000 and $487,000 of brokerage commissions were paid, respectively, to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended April 30, 2009. Brokerage commissions were paid to affiliates of sub-advisors as follows (in thousands):

	Period Ended		Period Ended
	April 30, 2009		April 30, 2009

LargeCap Growth Fund II	$31	MidCap Value Fund I	$22
LargeCap Value Fund I	30	SmallCap Growth Fund II	2

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

5. Investment Transactions

For the period ended April 30, 2009, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows:

	Purchases	Sales		Purchases	Sales

Bond & Mortgage Securities Fund	$4,219,128	$4,766,571	MidCap Value Fund III	$ 36,188	$40,065
Core Plus Bond Fund I	2,274,175	977,628	Mortgage Securities Fund	44,434	285,678
Disciplined LargeCap Blend Fund	1,295,692	1,180,425	Preferred Securities Fund	413,744	83,232
Diversified International Fund	690,843	614,755	Principal LifeTime 2010 Fund	309,778	249,671
Equity Income Fund	344,267	509,804	Principal LifeTime 2015 Fund	164,181	5,792
Global Diversified Income Fund	71,478	20,348	Principal LifeTime 2020 Fund	623,393	279,420
Global Real Estate Fund	2,086	1,875	Principal LifeTime 2025 Fund	168,760	9,833
High Quality Intermediate-Term Bond Fund	149,616	190,899	Principal LifeTime 2030 Fund	469,731	114,871
High Yield Fund	651,246	51,967	Principal LifeTime 2035 Fund	96,962	3,516
High Yield Fund I	299,344	255,565	Principal LifeTime 2040 Fund	289,512	22,416
Income Fund	64,907	111,983	Principal LifeTime 2045 Fund	34,675	4
Inflation Protection Fund	57	134,876	Principal LifeTime 2050 Fund	181,852	70,529
International Emerging Markets Fund	612,391	515,671	Principal LifeTime 2055 Fund	5,045	945
International Fund I	734,214	499,265	Principal LifeTime Strategic Income Fund	122,559	103,605
International Growth Fund	863,424	826,238	Real Estate Securities Fund	560,166	320,273
International Value Fund I	418,196	164,967	SAM Balanced Portfolio	83,730	378,156
LargeCap Blend Fund I	394,623	303,334	SAM Conservative Balanced Portfolio	54,799	35,300
LargeCap Blend Fund II	149,820	173,034	SAM Conservative Growth Portfolio	54,909	264,373
LargeCap Growth Fund	1,007,493	864,262	SAM Flexible Income Portfolio	52,973	51,137
LargeCap Growth Fund I	389,958	389,120	SAM Strategic Growth Portfolio	32,984	123,469
LargeCap Growth Fund II	799,523	769,768	Short-Term Bond Fund	169	41,979
LargeCap S&P 500 Index Fund	67,501	27,281	Short-Term Income Fund	40,969	84,205
LargeCap Value Fund	572,929	460,947	SmallCap Blend Fund	85,715	91,591
LargeCap Value Fund I	439,597	309,507	SmallCap Growth Fund	98,184	85,814
LargeCap Value Fund II	77,082	80,937	SmallCap Growth Fund I	77,482	56,394
LargeCap Value Fund III	739,514	695,307	SmallCap Growth Fund II	95,190	106,415
MidCap Blend Fund	24,144	28,919	SmallCap Growth Fund III	183,999	191,446
MidCap Growth Fund	63,357	45,192	SmallCap S&P 600 Index Fund	59,050	52,896
MidCap Growth Fund II	127,957	135,407	SmallCap Value Fund	129,395	126,226
MidCap Growth Fund III	376,424	323,632	SmallCap Value Fund I	51,532	66,467
MidCap S&P 400 Index Fund	52,084	28,369	SmallCap Value Fund II	30,600	36,647
MidCap Stock Fund	44,281	62,958	SmallCap Value Fund III	78,789	89,088
MidCap Value Fund I	311,626	235,790	Ultra Short Bond Fund	4,018	38,474
MidCap Value Fund II	299,598	335,826	West Coast Equity Fund	99,800	136,414

For the period ended April 30, 2009, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows:

	Purchases	Sales	Purchases	Sales

Bond & Mortgage Securities Fund	$435,504	$612,266 Mortgage Securities Fund	$17,998	$22,033
Core Plus Bond Fund I	350,617	338,164 Short-Term Bond Fund	2,506	7,132
High Quality Intermediate-Term Bond Fund	18,704	33,591 Short-Term Income Fund	10,962	6
Income Fund	26,836	39,569 SmallCap Value Fund I	—	60
Inflation Protection Fund	235,859	191,898 Ultra Short Bond Fund	4,499	2,012

The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedule of investments.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

5. Investment Transactions (Continued)

Certain of the Funds have entered into mortgage-dollar-roll transactions, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

6. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for periods ended April 30, 2009 and October 31, 2008 were as follows:

			Long-Term
	Ordinary Income		Capital Gain		Return of Capital		Section 1250 Gains

	2009	2008	2009	2008*	2009	2008	2009	2008

Bond & Mortgage Securities Fund	$67,925	$140,512	$ —	$ —	$ —	$ —	$—	$—
Core Plus Bond Fund I	6,734	—	319	—	—	—	—	—
Disciplined LargeCap Blend Fund	38,282	38,008	—	415,077	—	—	—	—
Diversified International Fund	31,605	96,425	—	229,056	—	—	—	—
Equity Income Fund	35,428	197,593	—	259,573	—	—	—	—
Global Diversified Income Fund	1,354	—	—	—	—	—	—	—
Global Real Estate Securities Fund	159	138	—	—	—	—	—	—
High Quality Intermediate-Term Bond Fund	5,680	7,900	—	—	—	—	—	—
High Yield Fund	85,371	126,534	—	38,075	—	—	—	—
High Yield Fund I	59,653	18,772	—	26	—	—	—	—
Income Fund	29,882	66,976	—	—	—	—	—	—
Inflation Protection Fund	209	40,806	—	—	—	7,447	—	—
International Emerging Markets Fund	8,139	177,393	—	55,661	—	—	—	—
International Fund I	31,497	81,175	—	125,644	—	—	—	—
International Growth Fund	31,255	90,391	—	127,096	—	—	—	—
International Value Fund I	875	—	—	—	—	—	—	—
LargeCap Blend Fund I	13,086	10,840	—	22,772	—	—	—	—
LargeCap Blend Fund II	9,429	32,048	—	68,604	—	—	—	—
LargeCap Growth Fund	2,729	20,684	—	43,699	—	8,589	—	—
LargeCap Growth Fund I	185	18,638	—	62,120	—	—	—	—
LargeCap Growth Fund II	8,170	51,402	—	48,590	—	—	—	—
LargeCap S&P 500 Index Fund	16,807	17,641	—	10,195	—	—	—	—
LargeCap Value Fund	16,197	23,404	—	57,148	—	—	—	—
LargeCap Value Fund I	20,341	20,979	—	15,910	—	—	—	—
LargeCap Value Fund II	4,562	4,960	—	13,293	—	—	—	—
LargeCap Value Fund III	46,086	73,936	—	137,764	—	—	—	—
MidCap Blend Fund	—	12,486	32,308	73,740	—	—	—	—
MidCap Growth Fund	—	380	—	2,864	—	—	—	—
MidCap Growth Fund II	—	39,680	—	6,999	—	8	—	—
MidCap Growth Fund III	—	987	—	46,620	—	294	—	—
MidCap S&P 400 Index Fund	2,942	4,267	8,959	12,443	—	—	—	—
MidCap Stock Fund	4,543	15,917	306	94,504	—	—	—	—
MidCap Value Fund I	9,946	36,276	—	75,311	—	—	—	—
MidCap Value Fund II	6,007	45,044	—	29,722	—	—	—	—
MidCap Value Fund III	1,328	3,803	—	8,600	—	—	—	—
Money Market Fund	11,813	80,699	—	—	—	—	—	—
Mortgage Securities Fund	26,543	75,056	—	—	—	355	—	—
Preferred Securities Fund	61,360	84,591	—	—	—	—	—	—
Principal LifeTime 2010 Fund	52,124	65,599	45,044	27,606	—	—	—	—
Principal LifeTime 2015 Fund	1,445	—	—	—	—	—	—	—
Principal LifeTime 2020 Fund	94,501	122,073	119,088	62,217	—	—	—	—
Principal LifeTime 2025 Fund	1,566	—	—	—	—	—	—	—
Principal LifeTime 2030 Fund	68,936	99,896	105,596	59,169	—	—	—	—
Principal LifeTime 2035 Fund	906	—	—	—	—	—	—	—
Principal LifeTime 2040 Fund	31,654	49,671	53,692	27,716	—	—	—	—
Principal LifeTime 2045 Fund	353	—	—	—	—	—	—	—

		NOTES TO FINANCIAL STATEMENTS
		PRINCIPAL FUNDS, INC.
		April 30, 2009 (unaudited)

6. Federal Tax Information (Continued)
			Long-Term
	Ordinary Income		Capital Gain		Return of Capital		Section 1250 Gains

	2009	2008	2009	2008*	2009	2008	2009	2008

Principal LifeTime 2050 Fund	$12,033	$ 21,640	$ 23,635	$ 13,820	$ —	$ —	$ —	$ —
Principal LifeTime 2055 Fund	35	—	—	—	—	—	—	—
Principal LifeTime Strategic Income Fund	24,424	25,557	6,750	6,649	—	—	—	—
Real Estate Securities Fund	22,447	50,905	—	352,110	—	—	—	2,800
SAM Balanced Portfolio	49,962	152,287	254,589	227,790	—	—	—	—
SAM Conservative Balanced Portfolio	10,828	25,804	23,460	21,121	—	—	—	—
SAM Conservative Growth Portfolio	37,756	98,623	234,949	230,424	—	—	—	—
SAM Flexible Income Portfolio	14,947	31,280	16,978	17,495	—	—	—	—
SAM Strategic Growth Portfolio	5,244	52,103	138,631	143,018	—	—	—	—
Short-Term Bond Fund	4,739	13,283	—	—	—	—	—	—
Short-Term Income Fund	5,872	18,888	—	—	—	—	—	—
SmallCap Blend Fund	503	7,829	—	20,334	—	—	—	—
SmallCap Growth Fund	18	—	—	24,053	—	—	—	—
SmallCap Growth Fund I	—	4,667	—	10,525	—	—	—	—
SmallCap Growth Fund II	—	6,788	—	30,683	—	—	—	—
SmallCap Growth Fund III	—	12,962	—	14,484	—	104	—	—
SmallCap S&P 600 Index Fund	8,163	7,786	18,861	35,995	—	—	—	—
SmallCap Value Fund	2,883	18,232	—	27,984	—	—	—	—
SmallCap Value Fund I	3,772	16,307	—	20,403	—	—	—	—
SmallCap Value Fund II	1,334	12,281	14,302	35,882	—	—	—	—
SmallCap Value Fund III	707	4,736	1,002	40,829	—	—	—	—
Ultra Short Bond Fund	2,983	8,762	—	—	—	—	—	—
West Coast Equity Fund	7,102	10,800	44,445	123,750	—	—	—	—
*The funds designate these distributions as long-term capital gain dividends per IRC code Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of October 31, 2008, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed Undistributed			Undistributed Undistributed
	Ordinary	Long-Term		Ordinary	Long-Term
	Income	Capital Gains		Income	Capital Gains

Bond & Mortgage Securities Fund	$ 3,237	$ —	Principal LifeTime 2010 Fund	$32,591	$ 45,037
Core Plus Bond Fund I	321	317	Principal LifeTime 2015 Fund	268	—
Disciplined LargeCap Blend Fund	31,114	—	Principal LifeTime 2020 Fund	40,575	119,088
Diversified International Fund	30,134	—	Principal LifeTime 2025 Fund	197	—
Equity Income Fund	6,391	—	Principal LifeTime 2030 Fund	19,951	105,574
Global Real Estate Securities Fund	42	—	Principal LifeTime 2035 Fund	49	—
High Quality Intermediate-Term Bond Fund	4,910	—	Principal LifeTime 2040 Fund	4,682	53,690
High Yield Fund	4,117	—	Principal LifeTime 2045 Fund	3	—
High Yield Fund I	48,088	—	Principal LifeTime 2050 Fund	944	23,630
Income Fund	5	—	Principal LifeTime 2055 Fund	1	—
International Emerging Markets Fund	8,090	—	Principal LifeTime Strategic Income Fund	19,968	6,744
International Fund I	30,200	—	Real Estate Securities Fund	2,213	—
International Growth Fund	30,139	—	SAM Balanced Portfolio	5,129	254,586
LargeCap Blend Fund I	10,046	—	SAM Conservative Balanced Portfolio	1,303	23,454
LargeCap Blend Fund II	7,188	—	SAM Conservative Growth Portfolio	15,627	234,944
LargeCap Growth Fund II	6,221	—	SAM Flexible Income Portfolio	2,106	16,972
LargeCap S&P 500 Index Fund	13,357	—	SAM Strategic Growth Portfolio	196	138,630
LargeCap Value Fund	12,939	—	Short-Term Bond Fund	17	—
LargeCap Value Fund I	15,968	—	Short-Term Income Fund	19	—
LargeCap Value Fund II	3,130	—	SmallCap Blend Fund	333	—
LargeCap Value Fund III	37,209	—	SmallCap S&P 600 Index Fund	7,445	18,860
MidCap Blend Fund	—	32,304	SmallCap Value Fund	1,843	—
MidCap S&P 400 Index Fund	2,447	8,958	SmallCap Value Fund I	2,897	—
MidCap Stock Fund	2,532	—	SmallCap Value Fund II	1,132	14,301
MidCap Value Fund I	7,386	—	SmallCap Value Fund III	216	1,007
MidCap Value Fund II	3,904	—	Ultra Short Bond Fund	113	—
MidCap Value Fund III	966	—	West Coast Equity Fund	6,101	44,693
Preferred Securities Fund	2,187	—

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

6. Federal Tax Information (Continued)

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2008, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

				Net Capital Loss Carryforward Expiring In:

										Annual
	2009	2010	2011	2012	2013	2014	2015	2016	Total	Limitations*

Bond & Mortgage Securities Fund	$1,281	$ —	$ —	$ —	$2,386	$6,971	$5,293	$ 49,435	$65,366	$—
Disciplined LargeCap Blend Fund	—	—	—	—	—	—	—	305,401	305,401	—
Diversified International Fund	398	1,183	586	—	—	—	—	233,619	235,786	516
Equity Income Fund	—	—	—	—	—	—	—	274,618	274,618	—
Global Real Estate Securities Fund	—	—	—	—	—	—	8	1,427	1,435	—
High Quality Intermediate-Term Bond
Fund	—	—	—	—	—	432	366	4,344	5,142	—
High Yield Fund	—	—	—	—	—	—	—	5,508	5,508	—
High Yield Fund I	—	—	—	—	—	—	—	29,197	29,197	—
Income Fund	—	1,212	892	—	1,047	—	2,036	—	5,187	—
Inflation Protection Fund	—	—	—	—	—	1,338	4,175	8,044	13,557	—
International Emerging Markets Fund	—	—	—	—	—	—	—	172,450	172,450	—
International Fund I	—	—	—	—	—	—	—	288,439	288,439	—
International Growth Fund	—	—	—	—	—	—	—	339,871	339,871	—
International Value Fund I	—	—	—	—	—	—	—	360	360	—
LargeCap Blend Fund I	—	—	—	—	—	—	—	99,148	99,148	—
LargeCap Blend Fund II	—	—	—	—	—	—	—	29,297	29,297	—
LargeCap Growth Fund	21,343	2,581	14,931	—	—	—	—	55,518	94,373	138
LargeCap Growth Fund I	5,526	—	115	296	—	—	—	84,598	90,535	2,763
LargeCap Growth Fund II	—	—	—	—	—	—	—	92,371	92,371	62,861
LargeCap S&P 500 Index Fund	—	—	—	—	—	—	—	20,129	20,129	—
LargeCap Value Fund	—	—	—	—	—	—	—	111,812	111,812	—
LargeCap Value Fund I	—	—	—	—	—	—	—	4,285	4,285	—
LargeCap Value Fund II	—	—	—	—	—	—	—	7,219	7,219	—
LargeCap Value Fund III	—	—	—	—	—	—	—	109,903	109,903	—
MidCap Blend Fund	—	—	—	—	—	—	—	1,644	1,644	—
MidCap Growth Fund II	—	—	—	—	—	—	—	66,116	66,116	—
MidCap Growth Fund III	937	806	—	—	—	—	—	95,184	96,927	269
MidCap Stock Fund	—	—	—	—	—	—	—	58	58	—
MidCap Value Fund I	—	—	—	—	—	—	—	60,089	60,089	—
MidCap Value Fund II	—	—	—	—	—	—	—	72,150	72,150	—
MidCap Value Fund III	—	—	—	—	—	—	—	13,690	13,690	—
Money Market Fund	—	—	—	—	—	—	—	3,741	3,741	—
Mortgage Securities Fund	—	852	6,859	7,815	5,054	7,754	3,147	2,031	33,512	—
Preferred Securities Fund	—	—	—	3,453	716	675	3,787	130,624	139,255	—
Principal LifeTime 2015 Fund	—	—	—	—	—	—	—	351	351	10
Principal LifeTime 2025 Fund	—	—	—	—	—	—	—	548	548	27
Principal LifeTime 2035 Fund	—	—	—	—	—	—	—	301	301	9
Principal LifeTime 2045 Fund	—	—	—	—	—	—	—	86	86	—
Principal LifeTime 2055 Fund	—	—	—	—	—	—	—	25	25	—
Real Estate Securities Fund	—	—	—	—	—	—	—	177,793	177,793	—
Short-Term Bond Fund	895	—	1,572	2,029	1,226	2,068	1,597	3,535	12,922	—
Short-Term Income Fund	381	1,139	684	241	—	431	240	2,743	5,859	—
SmallCap Blend Fund	—	—	—	—	—	—	—	18,090	18,090	—
SmallCap Growth Fund	—	1,627	—	—	—	—	—	20,368	21,995	542
SmallCap Growth Fund I	—	—	—	—	—	—	—	18,153	18,153	—
SmallCap Growth Fund II	112	—	—	—	—	—	—	33,226	33,338	—
SmallCap Growth Fund III	—	—	—	—	—	—	—	35,624	35,624	—
SmallCap Value Fund	—	—	—	—	—	—	—	62,911	62,911	—
SmallCap Value Fund I	—	—	—	—	—	—	—	32,318	32,318	—
Ultra Short Bond Fund	—	—	—	—	—	—	661	3,170	3,831	—

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (0.00%)			PREFERRED STOCKS (continued)
Independent Power Producer (0.00%)			Electric - Integrated (continued)
Dynegy Inc (a)	99 $	-	FPL Group Capital Inc 7.45%	72,800$	1,937

TOTAL COMMON STOCKS	$ -		Georgia Power Co 5.90%	6,100	153

			PPL Capital Funding Inc	20,700	511
PREFERRED STOCKS (2.25%)
			PPL Energy Supply LLC	25,800	655
Cable/Satellite TV (0.08%)
			Xcel Energy Inc 7.60%	31,300	788

Comcast Corp 6.63%	46,700	966
					5,504

Comcast Corp 7.00%; Series B	35,900	786

		1,752	Fiduciary Banks (0.04%)

			BNY Capital V	45,300	906
Commercial Banks (0.15%)
ASBC Capital I	11,600	209
			Finance - Consumer Loans (0.05%)
Barclays Bank PLC 7.10%	50,500	725	HSBC Finance Corp 6.88%	51,900	1,062
Barclays Bank PLC 7.75%	26,296	404
Barclays Bank PLC 8.13%	2,900	46	Finance - Investment Banker & Broker (0.16%)
BB&T Capital Trust V	35,100	863	Credit Suisse Guernsey Ltd	23,500	470
National Bank of Greece SA	11,522	214	JP Morgan Chase Capital XI	19,800	369
Regions Financing Trust III	2,800	46	JP Morgan Chase Capital XII	6,400	124
VNB Capital Trust I	16,166	380	JP Morgan Chase Capital XIV	22,400	436
Zions Capital Trust B	15,600	240	JP Morgan Chase Capital XXVI	28,600	633

		3,127	Morgan Stanley Capital Trust IV	64,400	1,018

Diversified Banking Institutions (0.04%)			Morgan Stanley Capital Trust V	6,300	94
HSBC Holdings PLC 6.20%	5,300	86	Morgan Stanley Capital Trust VI	5,400	90

JP Morgan Chase & Co	6,400	154			3,234

Royal Bank of Scotland Group PLC 5.75%;			Finance - Other Services (0.03%)
Series L	5,197	39	ABN AMRO Capital Funding Trust VII	45,500	361
Royal Bank of Scotland Group PLC 6.13%;			National Rural Utilities Cooperative Finance
Series R	18,700	150	Corp 6.10%	5,800	116
Royal Bank of Scotland Group PLC 6.25%;			National Rural Utilities Cooperative Finance
Series P	11,000	85	Corp 6.75%	4,800	104

Royal Bank of Scotland Group PLC 6.40%;					581

Series M	15,900	128
Royal Bank of Scotland Group PLC 6.60%;			Financial Guarantee Insurance (0.00%)
Series S	26,900	219	Financial Security Assurance Holdings Ltd
Royal Bank of Scotland Group PLC 6.75%;			6.25%	5,200	47
Series Q	2,077	18

		879	Investment Management & Advisory Services (0.03%)

			Deutsche Bank Contingent Capital Trust II	52,300	704
Diversified Financial Services (0.07%)
Citigroup Capital IX	5,000	55
			Life & Health Insurance (0.10%)
Citigroup Capital VII	28,600	349	Delphi Financial Group Inc 7.38%	9,100	120
Citigroup Capital X	14,100	154	Delphi Financial Group Inc 8.00%	21,800	343
Citigroup Capital XI	13,200	145	Lincoln National Capital VI	2,000	28
Citigroup Capital XIX	9,300	112	Lincoln National Corp 6.75%	13,100	161
Citigroup Capital XV	4,400	48	PLC Capital Trust III	30,900	402
Citigroup Capital XVI	9,900	107	PLC Capital Trust IV	7,400	89
General Electric Capital Corp 6.10%	2,800	61	PLC Capital Trust V	23,400	226
General Electric Capital Corp 6.45%	1,200	27	Protective Life Corp	16,300	190
General Electric Capital Corp 6.63%	7,700	177	Prudential Financial Inc	27,100	520

Harris Preferred Capital Corp	16,700	273			2,079

		1,508

			Money Center Banks (0.08%)
Electric - Integrated (0.26%)			Santander Finance Preferred SA Unipersonal
Alabama Power Co - Series 2007B	58,400	1,460	6.50%	35,600	534

See accompanying notes

152

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)

Money Center Banks (continued)			Reinsurance (continued)

Santander Finance Preferred SA Unipersonal			PartnerRe Ltd 6.75%	6,900 $	133

6.80%	76,686 $	1,131	RenaissanceRe Holdings Ltd - Series B	2,100	40

UBS Preferred Funding Trust IV	4,900	39	RenaissanceRe Holdings Ltd - Series C	12,700	204

		1,704	RenaissanceRe Holdings Ltd - Series D	24,400	439

Multi-Line Insurance (0.18%)					1,744

Aegon NV 6.375%	48,050	459	REITS - Apartments (0.03%)

Aegon NV 6.50%	23,742	240	BRE Properties Inc - Series C	17,800	311

Allianz SE	54,400	1,015	BRE Properties Inc - Series D	2,600	45

ING Groep NV 6.13%	5,500	58	Equity Residential	3,000	60

ING Groep NV 6.38%	44,400	481	UDR Inc	7,100	117

ING Groep NV 7.05%	23,500	275			533

ING Groep NV 7.20%	11,500	140
			REITS - Diversified (0.09%)
ING Groep NV 7.38%	11,100	133
			Duke Realty Corp 6.60%	57,100	739
ING Groep NV 8.50%	59,200	836

			Duke Realty Corp 6.95%	3,400	45
		3,637

			Duke Realty Corp 8.38%	9,237	148

Multimedia (0.04%)			PS Business Parks Inc - Series H	20,000	340

Viacom Inc	40,000	722	PS Business Parks Inc - Series I	1,400	23

			PS Business Parks Inc - Series M	8,500	149
Property & Casualty Insurance (0.09%)
			PS Business Parks Inc - Series P	15,400	248
Berkley W R Capital Trust	67,000	1,407
			Vornado Realty Trust - Series F	4,800	80

Markel Corp	20,000	450

					1,772

		1,857

			REITS - Office Property (0.02%)
Regional Banks (0.26%)
			HRPT Properties Trust - Series B	25,000	359
BAC Capital Trust IV	4,300	51

BAC Capital Trust V	18,800	228	REITS - Shopping Centers (0.12%)

BAC Capital Trust VIII	78,200	985	Developers Diversified Realty Corp 7.50%	19,900	168

Fleet Capital Trust VIII	600	8	Kimco Realty Corp 7.75%	38,599	701

KeyCorp Capital IX	41,600	512	Regency Centers Corp 7.45%	19,900	382

KeyCorp Capital V	17,300	201	Weingarten Realty Investors 6.50%	84,500	1,251

National City Capital Trust II	7,900	128			2,502

National City Capital Trust III	3,700	58
			REITS - Single Tenant (0.02%)
PNC Capital Trust C	18,800	399
			Realty Income Corp - Series D	20,700	394
PNC Capital Trust D	36,500	656

SunTrust Capital IX	19,400	330
			REITS - Storage (0.01%)

USB Capital VI	11,200	200	Public Storage Inc 6.63%; Series M	8,500	161

USB Capital VII	15,900	296	Public Storage Inc 6.95%; Series H	3,500	69

USB Capital XI	5,600	113			230

USB Capital XII	6,300	120

Wachovia Capital Trust IV	1,500	26	REITS - Warehouse & Industrial (0.05%)
			AMB Property Corp - Series P	62,200	1,008
Wachovia Capital Trust IX	11,700	198
			First Industrial Realty Trust Inc - Series J	2,500	22
Wachovia Corp 7.25%	1,400	21
			First Industrial Realty Trust Inc - Series K	1,400	13

Wells Fargo Capital VII	31,000	537
					1,043

Wells Fargo Capital XI	12,300	223

Wells Fargo Capital XII	8,700	191	Special Purpose Entity (0.12%)

		5,481	Corporate-Backed Trust Certificates 6.00%	9,900	133

			Corporate-Backed Trust Certificates 6.30%	4,700	82
Reinsurance (0.08%)
			Corporate-Backed Trust Certificates 7.63%	2,500	61
Everest Re Capital Trust II	43,400	749
			CORTS Trust for Bellsouth Capital Funding	12,600	290
PartnerRe Ltd 6.50%	10,000	179
See accompanying notes

153

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

PREFERRED STOCKS (continued)			BONDS (continued)
Special Purpose Entity (continued)			Apparel Manufacturers (0.01%)
CORTS Trust for First Union Institutional			Rafaella Apparel Group Inc
Capital I	17,800$	342	11.25%, 6/15/2011	$ 1,795 $	251
CORTS Trust for SunAmerica	8,462	77
Deutsche Bank Capital Funding Trust VIII	12,510	167	Appliances (0.19%)
Merrill Lynch Capital Trust I	36,000	408	Whirlpool Corp
PreferredPlus TR-CCR1 6.00%; Series GSC3	22,700	343	1.82%, 6/15/2009 (d)	1,600	1,592
PreferredPlus TR-CCR1 6.00%; Series GSG1	1,500	25	8.00%, 5/ 1/2012 (e)	940	956
SATURNS 2003-06 6.00%; Series GS	2,000	34	8.60%, 5/ 1/2014 (e)	1,465	1,501

SATURNS 2003-11 5.63%; Series GS	2,500	40			4,049

SATURNS 2003-13 6.25%; Series CSFB	2,500	44	Asset Backed Securities (3.44%)
SATURNS 2004-04 6.00%; Series GS	1,200	20	Ameriquest Mortgage Securities Inc
SATURNS 2004-06 6.00%; Series GS	22,900	385	0.74%, 3/25/2035 (d)	242	178

		2,451	0.67%, 7/25/2035 (d)	115	108

			Carrington Mortgage Loan Trust
Telephone - Integrated (0.03%)			0.72%, 12/25/2035 (d)	6,172	4,663
AT&T Inc	23,300	595	Chase Funding Mortgage Loan Asset-Backed
			Certificates
Television (0.02%)			0.74%, 7/25/2033 (d)	2,797	2,155
CBS Corp 6.75%	28,100	399	1.19%, 9/25/2033 (d)	664	144
CBS Corp 7.25%	3,000	46	0.90%, 12/25/2033 (d)	50	31

		445	CNH Equipment Trust

			4.12%, 5/15/2012	8,890	8,933
TOTAL PREFERRED STOCKS	$ 46,852

			Countrywide Asset-Backed Certificates
	Principal		1.51%, 1/25/2034 (d)	33	16
	Amount	Value	0.96%, 6/25/2035 (d)	2,800	1,982

	(000's)	(000's)	1.10%, 12/25/2035 (d)	2,600	552

BONDS (63.71%)			0.73%, 2/25/2036 (d)	4,891	4,386
Advertising Agencies (0.03%)			0.60%, 2/25/2037 (d)	7,775	4,487
Interpublic Group of Cos Inc			0.61%, 6/25/2037 (d)	4,032	675
6.25%, 11/15/2014	$ 725	562
			0.57%, 11/25/2037 (d)	5,320	2,807
Aerospace & Defense Equipment (0.04%)			Countrywide Home Equity Loan Trust
			0.68%, 12/15/2035 (d)	1,117	434
GenCorp Inc
9.50%, 8/15/2013	1,410	857	0.65%, 5/15/2036 (d)	3,599	606
			First Franklin Mortgage Loan Asset Backed
Agricultural Chemicals (0.11%)			Certificates
			0.82%, 10/25/2034 (d)	46	45
Potash Corp of Saskatchewan Inc
5.25%, 5/15/2014	2,135	2,188	First-Citizens Home Equity Loan LLC
			0.66%, 9/15/2022 (d)(f)	1,025	580
Airlines (0.14%)			Ford Credit Floorplan Master Owner Trust
American Airlines Pass Through Trust 2001-02			0.90%, 6/15/2011 (c)(d)	2,515	2,387
7.86%, 10/ 1/2011	835	693	GMAC Mortgage Corp Loan Trust
Continental Airlines Inc			0.62%, 8/25/2035 (d)	1,778	487
5.98%, 4/19/2022 (b)	235	186	0.65%, 11/25/2036 (d)	12,208	3,562
Delta Air Lines Inc			Great America Leasing Receivables
7.11%, 9/18/2011 (c)	1,000	852	5.39%, 9/15/2011 (f)	1,295	1,304
6.72%, 1/ 2/2023 (b)	884	584	Indymac Residential Asset Backed Trust
Southwest Airlines Co 2007-1 Pass Through			0.63%, 4/25/2037 (d)	2,000	973
Trust			JP Morgan Mortgage Acquisition Corp
6.15%, 8/ 1/2022	789	697	0.61%, 4/25/2036 (d)	4,850	3,145

		3,012	5.45%, 11/25/2036	6,230	4,721

			0.52%, 12/25/2036 (d)	1,154	986
			0.52%, 3/25/2037 (d)	2,045	1,668

See accompanying notes

154

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Asset Backed Securities (continued)			Automobile Sequential (continued)
JP Morgan Mortgage Acquisition Corp			Capital Auto Receivables Asset Trust
(continued)			(continued)
0.59%, 3/25/2037 (d)	$ 3,820 $	1,596	4.68%, 10/15/2012 (d)	$ 6,740 $	6,839
0.60%, 5/25/2037 (d)	7,850	2,898	Capital One Auto Finance Trust
Lehman XS Trust			0.49%, 10/15/2012 (d)	2,464	2,222
2.51%, 11/25/2035 (d)	3,003	1,654	Daimler Chrysler Auto Trust
Long Beach Mortgage Loan Trust			4.71%, 9/10/2012	3,130	3,057
0.97%, 6/25/2034 (d)	450	233	Ford Credit Auto Owner Trust
0.94%, 2/25/2035 (d)	3,000	2,370	5.30%, 6/15/2012	3,095	2,676
0.59%, 7/25/2036 (d)	6,660	1,769	5.60%, 10/15/2012	1,315	1,044
0.55%, 10/25/2036 (c)(d)	2,625	630	5.69%, 11/15/2012 (d)	905	704
0.61%, 12/25/2036 (d)	2,175	476	Hyundai Auto Receivables Trust
Marriott Vacation Club Owner Trust			0.85%, 1/17/2012 (d)	1,461	1,451
5.52%, 5/20/2029 (d)(f)	1,369	1,087	Merrill Auto Trust Securitization
Merrill Lynch Mortgage Investors Inc			1.60%, 12/15/2010 (d)	3,066	3,056
0.67%, 7/25/2036 (d)	277	158	Volkswagen Auto Loan Enhanced Trust
MSDWCC Heloc Trust			4.50%, 7/20/2012	2,330	2,363
0.63%, 7/25/2017 (d)	606	251	WFS Financial Owner Trust
Ownit Mortgage Loan Asset Backed Certificates			4.50%, 5/17/2013	1,960	1,945

0.74%, 8/25/2036 (d)	420	379			30,018

Popular ABS Mortgage Pass-Through Trust			Beverages - Non-Alcoholic (0.19%)
0.71%, 5/25/2035 (d)	1,503	730	Panamerican Beverages Inc
0.70%, 11/25/2035 (d)	391	385	7.25%, 7/ 1/2009	4,000	4,032
Residential Asset Mortgage Products Inc
0.71%, 7/25/2035 (d)	879	720	Beverages - Wine & Spirits (0.09%)
SACO I Inc			Constellation Brands Inc
0.58%, 9/25/2036 (d)	1,187	124	8.38%, 12/15/2014	1,200	1,212
Saxon Asset Securities Trust			7.25%, 5/15/2017	665	642

0.96%, 3/25/2035 (d)	2,500	1,791			1,854

Swift Master Auto Receivables Trust
0.55%, 6/15/2012 (d)	3,300	2,393	Brewery (0.63%)

		71,659	Anheuser-Busch InBev Worldwide Inc

			7.75%, 1/15/2019 (f)	12,435	13,019
Auto - Car & Light Trucks (0.01%)
General Motors Corp			Broadcasting Services & Programming (0.08%)
7.13%, 7/15/2013	845	80	Clear Channel Communications Inc
8.38%, 7/15/2033	1,035	88	4.25%, 5/15/2009	1,375	1,244

		168	Grupo Televisa SA

			6.63%, 3/18/2025	450	384

Auto/Truck Parts & Equipment - Original (0.04%)
					1,628

Stanadyne Corp
10.00%, 8/15/2014	700	560	Building - Residential & Commercial (0.08%)
Tenneco Inc			DR Horton Inc
8.13%, 11/15/2015	500	200	6.00%, 4/15/2011	250	241

		760	M/I Homes Inc

			6.88%, 4/ 1/2012	2,000	1,360

Automobile Sequential (1.44%)
					1,601

AmeriCredit Automobile Receivables Trust
0.51%, 4/ 6/2012 (d)	1,287	1,254	Building & Construction - Miscellaneous (0.03%)
Capital Auto Receivables Asset Trust			Dycom Investments Inc
3.92%, 11/16/2009	117	117	8.13%, 10/15/2015	830	705
1.23%, 1/15/2010 (d)(f)	360	360
0.83%, 6/15/2010 (d)	359	357
5.52%, 3/15/2011 (d)	3,445	2,573

See accompanying notes

155

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Building & Construction Products -			Casino Hotels (continued)
Miscellaneous (0.02%)			Harrah's Operating Co Inc (continued)
Ply Gem Industries Inc			10.00%, 12/15/2018 (f)	$ 235 $	138
11.75%, 6/15/2013	$ 575 $	334
			10.00%, 12/15/2018 (f)	1,096	515
			MGM Mirage
Building Products - Cement & Aggregate (0.27%)
			8.50%, 9/15/2010	985	712
CRH America Inc
			13.00%, 11/15/2013 (f)	1,470	1,360
5.30%, 10/15/2013	900	757
			Turning Stone Resort Casino Enterprise
6.40%, 10/15/2033	545	322
			9.13%, 12/15/2010 (f)	400	336
Martin Marietta Materials Inc
			Wynn Las Vegas LLC / Wynn Las Vegas
1.19%, 4/30/2010 (d)	4,520	4,320
			Capital Corp
US Concrete Inc			6.63%, 12/ 1/2014	1,607	1,334

8.38%, 4/ 1/2014	500	238

					4,564

		5,637

			Casino Services (0.03%)
Building Products - Wood (0.06%)			Choctaw Resort Development Enterprise
Masco Corp			7.25%, 11/15/2019 (f)	858	356
1.63%, 3/12/2010 (d)	1,335	1,273
			Snoqualmie Entertainment Authority
			9.13%, 2/ 1/2015 (f)	725	254

Cable/Satellite TV (1.72%)
					610

British Sky Broadcasting Group PLC
9.50%, 11/15/2018 (f)	6,230	6,944	Cellular Telecommunications (0.69%)
Charter Communications Operating LLC /			Centennial Communications Corp
Charter Communications Operating Capital			6.96%, 1/ 1/2013 (d)	780	782
8.00%, 4/30/2012 (f)	545	512	Cricket Communications Inc
8.38%, 4/30/2014 (f)	2,095	1,906	9.38%, 11/ 1/2014	1,785	1,767
10.88%, 9/15/2014 (f)	955	950	iPCS Inc
COX Communications Inc			3.30%, 5/ 1/2013 (d)	560	454
6.75%, 3/15/2011	305	311	MetroPCS Wireless Inc
5.50%, 10/ 1/2015	1,815	1,662	9.25%, 11/ 1/2014	960	961
8.38%, 3/ 1/2039 (f)	3,090	2,999	9.25%, 11/ 1/2014 (f)	415	414
CSC Holdings Inc/United States			Nextel Communications Inc
8.50%, 4/15/2014 (f)	295	301	7.38%, 8/ 1/2015	3,970	2,834
7.88%, 2/15/2018	675	655	Rogers Wireless Inc
8.63%, 2/15/2019 (f)	575	579	6.38%, 3/ 1/2014	1,625	1,713
DirecTV Holdings LLC/DirecTV Financing Co			Vodafone Group PLC
8.38%, 3/15/2013	5,290	5,369	1.66%, 6/15/2011 (d)	1,930	1,843
7.63%, 5/15/2016	895	886	1.54%, 2/27/2012 (d)	4,000	3,677

DISH DBS Corp					14,445

6.63%, 10/ 1/2014	560	521	Chemicals - Diversified (0.15%)
7.75%, 5/31/2015	2,270	2,156	Huntsman LLC
Kabel Deutschland GmbH			11.63%, 10/15/2010	1,000	1,020
10.63%, 7/ 1/2014	2,085	2,127	11.50%, 7/15/2012	1,515	1,394
Rainbow National Services LLC			Phibro Animal Health Corp
10.38%, 9/ 1/2014 (f)	2,190	2,278	10.00%, 8/ 1/2013 (f)	500	420
Time Warner Cable Inc			Reichhold Industries Inc
5.85%, 5/ 1/2017	4,035	3,880	9.00%, 8/15/2014 (f)	1,100	198

8.25%, 4/ 1/2019	600	663			3,032

Unitymedia GmbH
10.38%, 2/15/2015 (c)(f)	1,200	1,182	Chemicals - Specialty (0.06%)

		35,881	Nalco Co

			7.75%, 11/15/2011	551	557
Casino Hotels (0.22%)			NewMarket Corp
Harrah's Operating Co Inc			7.13%, 12/15/2016	750	630

10.00%, 12/15/2018 (f)	359	169			1,187

See accompanying notes

156

Schedule of Investments

Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal

	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)

Coatings & Paint (0.04%)			Computers - Memory Devices (0.08%)

Valspar Corp			Seagate Technology HDD Holdings
5.63%, 5/ 1/2012	$ 990 $	915	6.80%, 10/ 1/2016	$ 1,370 $	986

			Seagate Technology International
Commercial Banks (1.33%)			10.00%, 5/ 1/2014 (f)	690	680

ANZ National International Ltd					1,666

3.25%, 4/ 2/2012 (f)	460	456
			Consumer Products - Miscellaneous (0.08%)
Barclays Bank PLC
7.70%, 4/25/2018 (d)(f)	765	482	Blyth Inc
			5.50%, 11/ 1/2013	1,150	851
BB&T Corp
6.85%, 4/30/2019 (e)	2,000	1,948	Yankee Acquisition Corp/MA
			8.50%, 2/15/2015	1,070	754

BOI Capital Funding No 2 LP
5.57%, 8/29/2049 (d)(f)	1,595	319			1,605

Commonwealth Bank of Australia			Containers - Metal & Glass (0.01%)

6.02%, 3/15/2036 (f)	1,920	989	Impress Holdings BV
Credit Agricole SA/London			4.26%, 9/15/2013 (d)(f)	250	205
6.64%, 5/31/2049 (d)(f)	2,140	1,026

Credit Suisse/New York NY			Containers - Paper & Plastic (0.03%)

5.50%, 5/ 1/2014 (e)	4,500	4,511	Intertape Polymer US Inc
6.00%, 2/15/2018	1,000	892	8.50%, 8/ 1/2014	350	142

KeyBank NA			Plastipak Holdings Inc
1.33%, 11/ 3/2009 (d)	2,000	1,973	8.50%, 12/15/2015 (f)	750	536

4.95%, 9/15/2015	190	148			678

M&I Marshall & Ilsley Bank
			Credit Card Asset Backed Securities (1.06%)
1.54%, 12/ 4/2012 (d)	5,500	3,935
			BA Credit Card Trust
National Australia Bank Ltd			1.05%, 3/15/2012 (d)	6,000	5,746
5.35%, 6/12/2013 (f)	2,250	2,214
			1.15%, 12/15/2014 (d)	3,000	2,811
Nordea Bank Sweden AB
			Bank One Issuance Trust
8.95%, 11/29/2049 (f)	3,160	1,896
			0.77%, 3/15/2012 (d)	3,550	3,478
UBS AG/Stamford Branch
			Cabela's Master Credit Card Trust
5.88%, 7/15/2016	175	132
			4.31%, 12/16/2013 (f)	3,600	3,404
US Bank NA/Cincinnati OH
			Citibank Credit Card Issuance Trust
6.38%, 8/ 1/2011	275	288
			0.67%, 5/20/2011 (d)	2,300	2,288
VTB Capital SA
			Discover Card Master Trust
6.88%, 5/29/2018 (f)	665	534
			5.65%, 3/16/2020	2,525	2,218
Wachovia Bank NA
			GE Capital Credit Card Master Note Trust
7.80%, 8/18/2010	385	394
			0.63%, 3/15/2015 (d)	3,160	2,088

5.60%, 3/15/2016	2,700	2,348
					22,033

6.60%, 1/15/2038	2,500	1,967

Woori Bank			Cruise Lines (0.05%)
6.21%, 5/ 2/2037 (d)(f)	2,265	1,182	Royal Caribbean Cruises Ltd

		27,634	6.88%, 12/ 1/2013	1,400	1,043

Commercial Services (0.06%)			Data Processing & Management (0.03%)

Iron Mountain Inc			First Data Corp
8.00%, 6/15/2020	1,320	1,274	9.88%, 9/24/2015	825	570

Computer Services (0.07%)			Diversified Banking Institutions (3.95%)

Sungard Data Systems Inc			Bank of America Corp
10.25%, 8/15/2015	1,790	1,557	2.38%, 6/22/2012	4,650	4,714

			5.38%, 9/11/2012	2,000	1,862
Computers - Integrated Systems (0.03%)
			5.42%, 3/15/2017	4,595	3,237
NCR Corp
			5.65%, 5/ 1/2018	5,770	4,697
7.13%, 6/15/2009	600	602

See accompanying notes

157

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Diversified Banking Institutions (continued)			Diversified Financial Services (continued)
Citigroup Inc			TNK-BP Finance SA (continued)
2.13%, 4/30/2012	$ 5,500 $	5,526	6.63%, 3/20/2017 (f)	$ 1,540 $	1,032

5.30%, 10/17/2012	2,500	2,208			10,720

5.88%, 2/22/2033	500	291
			Diversified Manufacturing Operations (1.10%)
6.13%, 8/25/2036	2,975	1,760	Illinois Tool Works Inc
GMAC LLC			5.15%, 4/ 1/2014 (f)	2,800	2,777
7.75%, 1/19/2010 (f)	990	911	6.25%, 4/ 1/2019 (f)	4,470	4,367
6.88%, 9/15/2011 (f)	886	771	Ingersoll-Rand Global Holding Co Ltd
6.00%, 12/15/2011 (f)	1,149	942	9.50%, 4/15/2014	4,415	4,618
6.63%, 5/15/2012 (f)	588	470	ITT Corp
Goldman Sachs Group Inc/The			4.90%, 5/ 1/2014	4,275	4,333
6.65%, 5/15/2009	75	75	6.13%, 5/ 1/2019	2,200	2,259
1.45%, 8/ 5/2011 (d)	3,500	3,270	Tyco Electronics Group SA
1.42%, 2/ 6/2012 (d)	2,000	1,822	6.55%, 10/ 1/2017	3,500	2,694
6.00%, 5/ 1/2014 (e)	8,460	8,427	Tyco International Finance SA
5.63%, 1/15/2017	4,000	3,427	8.50%, 1/15/2019	1,735	1,857

7.50%, 2/15/2019	2,720	2,791			22,905

6.45%, 5/ 1/2036	880	644	Diversified Minerals (0.34%)
6.75%, 10/ 1/2037	3,457	2,635	Anglo American Capital PLC
HSBC Holdings PLC			9.38%, 4/ 8/2014 (f)	1,600	1,660
5.25%, 12/12/2012	300	309	Rio Tinto Finance USA Ltd
JP Morgan Chase & Co			9.00%, 5/ 1/2019	5,030	5,172
5.25%, 5/ 1/2015	3,840	3,547	Teck Cominco Ltd
6.13%, 6/27/2017	7,000	6,533	7.00%, 9/15/2012	360	323

6.30%, 4/23/2019	4,000	3,936			7,155

6.40%, 5/15/2038	750	731
			Diversified Operations (0.09%)
Morgan Stanley			Susser Holdings LLC / Susser Finance Corp
1.41%, 1/15/2010 (d)	3,925	3,814	10.63%, 12/15/2013	1,900	1,919
5.45%, 1/ 9/2017	7,200	6,436
5.55%, 4/27/2017	3,200	2,803	Diversified Operations & Commercial Services (0.03%)
6.63%, 4/ 1/2018	1,660	1,580	Aramark Corp
Natixis			8.50%, 2/ 1/2015	580	554
10.00%, 4/30/2018 (d)(f)	1,265	519
Royal Bank of Scotland Group PLC			Electric - Generation (0.66%)
5.00%, 10/ 1/2014	220	143	AES Corp/The
5.05%, 1/ 8/2015	1,020	663	9.75%, 4/15/2016 (f)	2,315	2,292
4.70%, 7/ 3/2018	218	116	CE Casecnan Water & Energy
			11.95%, 11/15/2010	424	420
Societe Generale
5.92%, 4/29/2049 (d)(f)	1,225	628	CE Generation LLC

			7.42%, 12/15/2018	914	836
		82,238

			Edison Mission Energy
Diversified Financial Services (0.51%)			7.20%, 5/15/2019	2,555	1,859
Capmark Financial Group Inc			Elwood Energy LLC
3.39%, 5/10/2010 (d)	3,450	1,294	8.16%, 7/ 5/2026	2,129	1,676
General Electric Capital Corp			Indiantown Cogeneration LP
4.63%, 9/15/2009	285	287	9.26%, 12/15/2010	3,112	3,041
1.16%, 4/28/2011 (d)	1,000	911	Korea East-West Power Co Ltd
1.30%, 11/ 1/2012 (d)	3,500	2,972	4.88%, 4/21/2011 (f)	280	279
6.15%, 8/ 7/2037	2,625	1,868	Midwest Generation LLC
6.88%, 1/10/2039	2,000	1,567	8.56%, 1/ 2/2016	292	278
TNK-BP Finance SA
7.50%, 3/13/2013 (f)	950	789

See accompanying notes

158

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Electric - Generation (continued)			Electric - Integrated (continued)
Reliant Energy Mid-Atlantic Power Holdings			PPL Energy Supply LLC
LLC			6.40%, 11/ 1/2011	$ 50 $	51
9.24%, 7/ 2/2017	$ 2,851 $	2,695	South Carolina Electric & Gas Co
Tenaska Oklahoma			6.05%, 1/15/2038	950	943
6.53%, 12/30/2014 (f)	335	341	Southern California Edison Co

		13,717	4.15%, 9/15/2014	3,675	3,747

Electric - Integrated (2.17%)			Texas Competitive Electric Holdings Co LLC
			10.25%, 11/ 1/2015	4,410	2,503
Alabama Power Co
1.44%, 8/25/2009 (d)	1,000	1,002	Virginia Electric & Power Co
			6.00%, 5/15/2037	800	789
6.00%, 3/ 1/2039	1,800	1,787
			Westar Energy Inc
Baltimore Gas & Electric Co
			8.63%, 12/ 1/2018	790	866

5.90%, 10/ 1/2016	1,230	1,168
					45,207

Carolina Power & Light Co
5.30%, 1/15/2019	1,290	1,337	Electronic Components - Miscellaneous (0.06%)
Commonwealth Edison Co			Communications & Power Industries Inc
4.70%, 4/15/2015	2,740	2,548	8.00%, 2/ 1/2012	500	459
5.80%, 3/15/2018	950	904	NXP BV/NXP Funding LLC
Dominion Resources Inc/VA			3.88%, 10/15/2013 (d)	1,715	489
5.60%, 11/15/2016	720	706	9.50%, 10/15/2015	1,760	299

Duke Energy Carolinas LLC					1,247

6.10%, 6/ 1/2037	180	181
			Electronic Components - Semiconductors (0.07%)
E.ON International Finance BV
6.65%, 4/30/2038 (f)	1,250	1,188	National Semiconductor Corp
			1.57%, 6/15/2010 (d)	1,725	1,526
EDF SA
6.50%, 1/26/2019 (f)	1,495	1,609
			Electronics - Military (0.05%)
Entergy Texas Inc
			L-3 Communications Corp
7.13%, 2/ 1/2019	1,750	1,738
			7.63%, 6/15/2012	1,000	1,010
Florida Power & Light Co
5.96%, 4/ 1/2039	880	887
			Fiduciary Banks (0.01%)
Florida Power Corp
			Bank of New York Mellon Corp/The
5.65%, 6/15/2018	1,250	1,330
			4.95%, 3/15/2015	210	203
FPL Group Capital Inc
6.00%, 3/ 1/2019	2,160	2,212	Finance - Auto Loans (0.23%)
Integrys Energy Group Inc			Ford Motor Credit Co LLC
7.00%, 11/ 1/2009	1,540	1,556	7.38%, 10/28/2009	700	672
Jersey Central Power & Light Co			2.70%, 1/15/2010 (d)	4,500	4,028

7.35%, 2/ 1/2019	2,825	2,919
					4,700

6.15%, 6/ 1/2037	2,000	1,635
Midamerican Energy Holdings Co			Finance - Commercial (0.99%)
6.13%, 4/ 1/2036	2,035	1,765	Caterpillar Financial Services Corp
Mirant Americas Generation LLC			7.15%, 2/15/2019	11,810	11,593
8.30%, 5/ 1/2011	1,360	1,360	CIT Group Inc
Nevada Power Co			1.32%, 4/27/2011 (d)	6,200	3,856
7.13%, 3/15/2019	750	761	1.48%, 2/13/2012 (d)	1,850	1,017
Ohio Power Co			Textron Financial Corp
1.35%, 4/ 5/2010 (d)	2,870	2,828	1.38%, 2/25/2011 (d)	5,325	3,479
Oncor Electric Delivery Co			6.00%, 2/15/2067 (d)(f)	2,233	603

6.38%, 5/ 1/2012	1,500	1,526			20,548

5.95%, 9/ 1/2013 (f)	1,145	1,152
			Finance - Consumer Loans (0.66%)
Pacific Gas & Electric Co
			HSBC Finance Capital Trust IX
6.25%, 3/ 1/2039	900	924
			5.91%, 11/30/2035	650	295
Pacificorp
6.00%, 1/15/2039	1,285	1,285

See accompanying notes

159

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Finance - Consumer Loans (continued)			Finance - Mortgage Loan/Banker (continued)
HSBC Finance Corp			SLM Student Loan Trust
1.52%, 11/16/2009 (d)	$ 3,275 $	3,186	1.64%, 10/25/2017 (d)	$ 3,000 $	2,904

4.13%, 11/16/2009	1,750	1,737			4,165

5.50%, 1/19/2016	1,000	840
			Finance - Other Services (0.07%)
SLM Corp			Icahn Enterprises LP / Icahn Enterprises
1.25%, 7/26/2010 (d)	3,500	2,969	Finance Corp
4.50%, 7/26/2010	2,865	2,499	8.13%, 6/ 1/2012	1,000	890
5.13%, 8/27/2012	1,770	1,222	7.13%, 2/15/2013	575	483
8.45%, 6/15/2018	1,750	1,066	Lukoil International Finance BV

		13,814	6.36%, 6/ 7/2017 (f)	200	158

					1,531

Finance - Credit Card (0.39%)
American Express Co			Food - Miscellaneous/Diversified (0.17%)
7.00%, 3/19/2018	2,500	2,371	Corn Products International Inc
6.80%, 9/ 1/2066 (d)	1,500	885	8.45%, 8/15/2009	470	476
Capital One Bank USA NA			General Mills Inc
5.00%, 6/15/2009	2,165	2,162	1.23%, 1/22/2010 (d)	3,125	3,115

6.50%, 6/13/2013	2,800	2,599			3,591

		8,017	Food - Retail (0.09%)

Finance - Investment Banker & Broker (1.08%)			Ingles Markets Inc
Bear Stearns Cos LLC/The			8.88%, 12/ 1/2011	1,855	1,864
5.30%, 10/30/2015	3,290	3,048
Credit Suisse USA Inc			Gas - Distribution (0.03%)
1.37%, 1/15/2010 (d)	1,500	1,473	Sempra Energy
Jefferies Group Inc			4.75%, 5/15/2009	675	675
6.45%, 6/ 8/2027	4,520	2,381
			Gold Mining (0.10%)
6.25%, 1/15/2036	3,880	1,984
			Barrick Gold Corp
JP Morgan Chase Capital XXII
			6.95%, 4/ 1/2019	1,875	1,983
6.45%, 2/ 2/2037	750	534
Lazard Group LLC
			Home Equity - Other (1.51%)
6.85%, 6/15/2017	1,250	1,004
			Asset Backed Funding Certificates
Merrill Lynch & Co Inc			0.68%, 7/25/2035 (d)	178	171
1.45%, 2/ 5/2010 (d)	1,500	1,438
			Asset Backed Securities Corp Home Equity
1.37%, 11/ 1/2011 (d)	4,650	3,957	0.54%, 7/25/2036 (d)	2,177	1,895
1.50%, 6/ 5/2012 (d)	2,300	1,876	Bear Stearns Asset Backed Securities Trust
6.05%, 8/15/2012	1,995	1,835	1.04%, 3/25/2034 (d)	1,098	553
6.15%, 4/25/2013	1,280	1,177	0.71%, 9/25/2035 (d)	196	194
7.75%, 5/14/2038	1,965	1,342	0.60%, 8/25/2036 (d)	7,145	3,020
UBS Preferred Funding Trust V			0.63%, 5/25/2037 (d)	3,200	1,751
6.24%, 5/29/2049	1,200	492	CDC Mortgage Capital Trust

		22,541	1.29%, 6/25/2034 (d)	590	343

Finance - Leasing Company (0.09%)			Countrywide Asset-Backed Certificates
International Lease Finance Corp			6.09%, 6/25/2021 (d)	3,931	883
1.53%, 1/15/2010 (d)	2,000	1,813	First NLC Trust
			0.77%, 5/25/2035 (d)	523	219
Finance - Mortgage Loan/Banker (0.20%)			0.74%, 9/25/2035 (d)	2,447	2,163
Countrywide Financial Corp			GMAC Mortgage Corp Loan Trust
5.80%, 6/ 7/2012	1,000	917	5.75%, 10/25/2036	4,850	2,803
Fannie Mae			5.81%, 10/25/2036	1,825	547
7.25%, 1/15/2010	250	262	6.05%, 12/25/2037 (d)	3,820	1,227
6.00%, 5/15/2011	75	82	GSAA Trust
			0.58%, 4/25/2047 (c)(d)	8,765	1,307

See accompanying notes

160

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Home Equity - Other (continued)			Investment Management & Advisory Services (0.00%)
HSI Asset Securitization Corp Trust			Ameriprise Financial Inc
0.58%, 1/25/2037 (d)	$ 6,548 $	2,116	5.35%, 11/15/2010	$ 55 $	54
Indymac Residential Asset Backed Trust
0.68%, 8/25/2035 (d)	296	281	Life & Health Insurance (0.87%)
JP Morgan Mortgage Acquisition Corp			Hartford Life Global Funding Trusts
0.70%, 7/25/2035 (d)	244	242	1.49%, 9/15/2009 (d)	3,475	3,316
0.59%, 8/25/2036 (d)	1,850	998	Lincoln National Corp
Morgan Stanley ABS Capital I			5.65%, 8/27/2012	865	566
1.31%, 12/25/2034 (d)	531	341	New York Life Global Funding
New Century Home Equity Loan Trust			4.65%, 5/ 9/2013 (f)	890	881
0.73%, 3/25/2035 (c)(d)	85	36	Pacific Life Global Funding
Option One Mortgage Loan Trust			1.46%, 6/22/2011 (d)(f)	2,500	2,177
1.49%, 5/25/2034 (d)	1,091	638	Prudential Financial Inc
1.44%, 2/25/2035 (c)(d)	179	25	5.10%, 12/14/2011	4,600	4,021
0.89%, 3/25/2037 (c)(d)	4,325	101	5.80%, 6/15/2012	2,550	2,333
Residential Asset Securities Corp			4.75%, 6/13/2015	1,000	754
0.71%, 7/25/2035 (d)	534	502	StanCorp Financial Group Inc
0.59%, 9/25/2036 (d)	7,900	3,522	6.88%, 10/ 1/2012	1,065	936
Saxon Asset Securities Trust			Stingray Pass-Through Trust
2.13%, 3/25/2035 (d)	673	177	5.90%, 1/12/2015 (b)(f)	3,000	300
Soundview Home Equity Loan Trust			Sun Life Financial Global Funding LP
0.53%, 7/25/2036 (d)	828	804	1.42%, 7/ 6/2010 (d)(f)	1,750	1,676
Specialty Underwriting & Residential Finance			Unum Group
1.20%, 2/25/2035 (d)	650	255	5.86%, 5/15/2009	1,050	1,048

0.67%, 3/25/2036 (d)	152	145			18,008

WAMU Asset-Backed Certificates			Machinery - Material Handling (0.05%)
0.61%, 5/25/2037 (d)	4,000	2,363	Columbus McKinnon Corp/NY
0.61%, 7/25/2047 (d)	6,850	1,634	8.88%, 11/ 1/2013	1,100	1,089
Wells Fargo Home Equity Trust
0.94%, 4/25/2034 (d)	407	199	Medical - Drugs (0.85%)

		31,455	Axcan Intermediate Holdings Inc

			9.25%, 3/ 1/2015	2,000	2,010
Home Equity - Sequential (0.14%)
			Elan Finance PLC/Elan Finance Corp
BNC Mortgage Loan Trust			5.23%, 11/15/2011 (d)	600	516
0.61%, 7/25/2037 (d)	4,405	756
			7.75%, 11/15/2011	195	174
Countrywide Asset-Backed Certificates
			5.39%, 12/ 1/2013 (d)	2,810	2,122
5.39%, 4/25/2036	3,344	864
5.51%, 8/25/2036	2,947	1,075	Schering-Plough Corp
			5.55%, 12/ 1/2013 (d)	7,010	7,432
Residential Asset Securities Corp
4.70%, 10/25/2031	139	136	Wyeth

			5.50%, 3/15/2013 (d)	5,135	5,406

		2,831

					17,660

Independent Power Producer (0.15%)
			Medical - HMO (0.43%)
NRG Energy Inc
			Aetna Inc
7.25%, 2/ 1/2014	3,290	3,175
			6.75%, 12/15/2037	3,195	2,784

Investment Companies (0.15%)			Centene Corp
			7.25%, 4/ 1/2014	690	632
Xstrata Finance Canada Ltd
5.80%, 11/15/2016 (f)	1,220	914	Health Net Inc
			6.38%, 6/ 1/2017	2,270	1,589
Xstrata Finance Dubai Ltd
1.58%, 11/13/2009 (d)(f)	2,150	2,110	Humana Inc

			7.20%, 6/15/2018	2,975	2,504
		3,024

			8.15%, 6/15/2038	2,115	1,513

					9,022

See accompanying notes

161

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Medical - Hospitals (0.14%)			Metal - Diversified (continued)
Community Health Systems Inc			Xstrata Canada Corp
8.88%, 7/15/2015	$ 1,210 $	1,204	7.25%, 7/15/2012	$ 630 $	575

HCA Inc					1,834

7.88%, 2/ 1/2011	150	147
			Miscellaneous Manufacturers (0.02%)
9.25%, 11/15/2016	500	495
			Trimas Corp
9.88%, 2/15/2017 (f)	200	200	9.88%, 6/15/2012	700	410
HCA Inc/DE
8.50%, 4/15/2019 (f)	810	815	Money Center Banks (0.26%)

		2,861	Comerica Bank

Medical - Outpatient & Home Medical Care (0.16%)			5.75%, 11/21/2016	2,250	1,666
Select Medical Corp			Rabobank Capital Funding Trust
7.63%, 2/ 1/2015	4,405	3,348	5.25%, 12/29/2049 (d)(f)	2,580	1,419
			Unicredit Luxembourg Finance SA
Medical - Wholesale Drug Distribution (0.28%)			6.00%, 10/31/2017 (f)	3,600	2,370

AmerisourceBergen Corp					5,455

5.63%, 9/15/2012	2,175	2,157
			Mortgage Backed Securities (17.05%)
Cardinal Health Inc			ACT Depositor Corp
1.46%, 10/ 2/2009 (d)	3,800	3,743	0.75%, 9/22/2041 (b)(d)(f)	5,880	529

		5,900	Adjustable Rate Mortgage Trust

Medical Instruments (0.12%)			1.01%, 2/25/2035 (d)	335	164
Boston Scientific Corp			0.72%, 6/25/2035 (d)	1,292	760
4.25%, 1/12/2011	785	758	5.06%, 11/25/2035 (d)	1,600	1,373
6.40%, 6/15/2016	1,841	1,760	0.71%, 8/25/2036 (c)(d)	5,521	951

		2,518	Banc of America Commercial Mortgage Inc

			0.37%, 7/10/2042	237,440	1,745
Medical Laboratory & Testing Service (0.76%)
			0.79%, 7/10/2043 (d)(f)	157,637	1,142
Quest Diagnostics Inc
6.40%, 7/ 1/2017	595	576	4.97%, 7/10/2043	1,890	478
Roche Holdings Inc			5.33%, 9/10/2045	4,775	4,465
5.00%, 3/ 1/2014 (f)	635	665	5.31%, 10/10/2045 (d)	1,995	1,788
6.00%, 3/ 1/2019 (f)	13,930	14,484	5.68%, 7/10/2046 (d)	3,750	1,775

		15,725	5.45%, 1/15/2049	6,375	4,912

			5.67%, 1/15/2049 (d)(f)	1,335	74
Medical Products (0.21%)
			5.63%, 4/10/2049	4,535	3,881
Angiotech Pharmaceuticals Inc
5.01%, 12/ 1/2013 (d)	3,070	2,149	5.87%, 4/10/2049 (d)	9,250	7,255
Biomet Inc			5.84%, 6/10/2049 (d)	5,850	4,414
10.00%, 10/15/2017	245	255	5.84%, 6/10/2049 (d)	800	328
Hospira Inc			5.49%, 2/10/2051	4,060	2,925
1.71%, 3/30/2010 (d)	2,000	1,877	5.94%, 2/10/2051 (d)	8,000	6,233

		4,281	Banc of America Funding Corp

			0.53%, 7/20/2036 (d)	797	685
Metal - Copper (0.09%)
			0.73%, 7/20/2036 (d)	6,749	1,109
Freeport-McMoRan Copper & Gold Inc
8.25%, 4/ 1/2015	1,280	1,261	0.62%, 4/25/2037 (d)	3,200	462
8.38%, 4/ 1/2017	660	647	Banc of America Mortgage Securities Inc

			4.11%, 6/25/2034 (d)	904	889
		1,908

			Bear Stearns Adjustable Rate Mortgage Trust
Metal - Diversified (0.09%)			4.84%, 8/25/2035 (d)	1,498	789
Falconbridge Ltd			Bear Stearns Alt-A Trust
7.35%, 6/ 5/2012	500	441	0.72%, 7/25/2035 (d)	369	67
5.38%, 6/ 1/2015	640	484	0.60%, 11/25/2036 (d)	940	336
Vedanta Resources PLC			0.61%, 4/25/2037 (d)	756	198
6.63%, 2/22/2010 (f)	340	334

See accompanying notes

162

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Bear Stearns Asset Backed Securities Trust			Credit Suisse Mortgage Capital Certificates
0.67%, 4/25/2036 (d)	$ 2,703 $	947	(continued)
Bear Stearns Commercial Mortgage Securities			6.42%, 2/15/2041 (d)(f)	$ 2,800 $	1,177
0.51%, 5/11/2039 (d)(f)	5,702	55	CS First Boston Mortgage Securities Corp
Bear Stearns Mortgage Funding Trust			0.42%, 3/15/2036 (d)(f)	7,662	76
0.65%, 7/25/2036 (d)	8,062	3,229	0.42%, 5/15/2036 (d)(f)	10,583	61
Bella Vista Mortgage Trust			0.83%, 7/15/2036 (d)(f)	9,619	124
0.74%, 1/22/2045 (d)	1,330	567	0.41%, 11/15/2037 (d)(f)	22,106	286
0.70%, 5/20/2045 (c)(d)	770	298	8.09%, 9/15/2041 (d)	470	468
Chase Mortgage Finance Corp			CW Capital Cobalt Ltd
5.43%, 3/25/2037 (d)	9,041	5,261	6.02%, 7/15/2017 (d)	2,570	1,144
Citigroup Commercial Mortgage Trust			Fannie Mae
0.51%, 10/15/2049 (d)	66,874	1,179	0.37%, 10/25/2011 (b)(d)	93,120	1,301
5.89%, 12/10/2049 (d)	5,000	3,874	0.74%, 2/25/2018 (d)	644	645
Citigroup/Deutsche Bank Commercial			0.69%, 11/25/2022 (d)	877	869
Mortgage Trust			0.64%, 1/25/2023 (d)	1,113	1,102
5.89%, 11/15/2044	5,297	4,128
			0.74%, 2/25/2032 (d)	1,440	1,418
0.71%, 10/15/2048 (c)(d)	106,571	1,669
			0.69%, 3/25/2035 (d)	749	731
0.25%, 12/11/2049 (c)(d)(f)	120,628	531
			6.80%, 3/25/2039	3,868	3,839
0.56%, 12/11/2049 (d)	92,021	1,076
			6.44%, 4/25/2039 (b)	2,532	2,533
1.67%, 12/11/2049 (c)(d)(f)	227,349	2,960
			6.50%, 2/25/2047	1,894	2,029
5.21%, 12/11/2049	2,620	2,285
			Fannie Mae Whole Loan
5.32%, 12/11/2049	3,000	2,234	0.64%, 5/25/2035 (d)	1,670	1,467
Commercial Mortgage Loan Trust			First Union National Bank Commercial
6.22%, 9/10/2017 (d)	5,260	3,778	Mortgage Securities Inc
Commercial Mortgage Pass Through Certificates			8.09%, 5/17/2032	700	697
5.22%, 5/10/2043 (d)	2,000	531	6.14%, 2/12/2034	150	152
0.47%, 12/10/2046 (d)(f)	60,878	372	Freddie Mac
Countrywide Alternative Loan Trust			0.75%, 6/15/2018 (d)	843	835
0.66%, 5/25/2035 (d)	26	11	0.90%, 6/15/2023 (d)	1,282	1,261
2.82%, 7/20/2035 (d)	980	302	0.85%, 7/15/2023 (d)	8,367	8,278
0.86%, 12/25/2035 (d)	3,969	954	0.80%, 2/15/2030 (d)	710	711
0.72%, 6/25/2036 (c)(d)	6,130	864	0.80%, 5/15/2030 (d)	627	622
Countrywide Asset-Backed Certificates			5.50%, 9/15/2031 (d)	5,025	5,232
0.72%, 11/25/2035 (d)	540	387
			GE Capital Commercial Mortgage Corp
0.71%, 1/25/2036 (d)	3,896	2,772	0.53%, 5/10/2014	157,793	1,209
Countrywide Home Loan Mortgage Pass			5.61%, 4/10/2017 (d)	7,360	2,787
Through Trust
0.64%, 4/25/2046 (d)	6,252	2,264	0.71%, 3/10/2040 (d)(f)	15,419	165
0.74%, 4/25/2046 (d)	9,088	1,807	Ginnie Mae
			1.30%, 2/16/2047 (d)	29,288	1,393
Credit Suisse Mortgage Capital Certificates
6.02%, 6/15/2038 (d)	2,990	2,252	1.06%, 3/16/2047 (d)	24,389	1,257
5.91%, 6/15/2039 (d)	3,600	2,543	GMAC Commercial Mortgage Securities Inc
			0.91%, 3/10/2038 (d)(f)	7,585	113
5.00%, 9/15/2039 (f)	72,122	1,416
			Greenpoint Mortgage Funding Trust
5.47%, 9/15/2039	6,200	4,485	0.71%, 6/25/2045 (d)	627	174
5.54%, 9/15/2039 (d)	6,000	1,580	0.74%, 6/25/2045 (d)	560	96
0.77%, 12/15/2039 (d)	86,864	1,977	Greenwich Capital Commercial Funding Corp
7.00%, 12/15/2039	20,102	174	0.25%, 6/10/2036 (d)(f)	78,412	485
5.38%, 2/15/2040 (d)	7,650	5,271	6.11%, 7/10/2038 (d)	3,320	1,729
5.42%, 2/15/2040	4,000	1,677	6.11%, 7/10/2038 (d)	3,000	2,508
5.69%, 9/15/2040 (d)	5,300	3,751	1.29%, 3/10/2039 (c)(d)(f)	67,645	776
5.87%, 9/15/2040	12,150	5,152	5.51%, 3/10/2039	3,775	885

See accompanying notes

163

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
GS Mortgage Securities Corp II			JP Morgan Chase Commercial Mortgage
0.90%, 11/10/2039 (f)	$ 37,776 $	772	Securities Corp (continued)
5.56%, 11/10/2039 (d)	8,690	7,138	5.88%, 2/15/2051	$ 4,655 $	3,476
5.99%, 8/10/2045 (d)	9,773	7,381	JP Morgan Mortgage Trust
			4.95%, 11/25/2035 (c)(d)	6,840	4,046
5.99%, 8/10/2045 (d)	2,000	861
			5.82%, 6/25/2036 (d)	1,825	895
GSR Mortgage Loan Trust
0.80%, 12/25/2035 (d)	534	204	5.97%, 6/25/2036 (d)	1,081	815
0.70%, 8/25/2046 (c)(d)	4,254	709	5.95%, 8/25/2036 (d)	3,810	1,922
Harborview Mortgage Loan Trust			6.38%, 8/25/2036 (d)	2,168	1,244
0.69%, 5/19/2047 (d)	6,606	1,026	5.56%, 10/25/2036 (d)	4,932	2,528
Impac CMB Trust			5.68%, 4/25/2037 (d)	2,900	1,751
1.44%, 10/25/2033 (d)	239	145	5.68%, 4/25/2037 (d)	2,895	1,527
1.20%, 1/25/2035 (d)	477	223	LB Commercial Conduit Mortgage Trust
0.75%, 4/25/2035 (d)	467	93	6.14%, 7/15/2044 (d)	6,755	4,873
0.87%, 4/25/2035 (d)	374	70	LB-UBS Commercial Mortgage Trust
0.74%, 8/25/2035 (d)	624	110	6.37%, 12/15/2028	400	406
0.95%, 8/25/2035 (c)(d)	1,828	344	0.51%, 3/15/2036 (d)(f)	5,492	116
0.69%, 4/25/2037 (d)	4,137	1,704	0.56%, 3/15/2036 (d)(f)	3,772	67
Impac Secured Assets CMN Owner Trust			0.81%, 8/15/2036 (d)(f)	6,470	75
0.60%, 3/25/2037 (d)	4,000	829	5.41%, 9/15/2039 (d)	1,200	587
Indymac Index Mortgage Loan Trust			0.14%, 2/15/2040 (d)	14,830	245
1.04%, 4/25/2034 (d)	223	144	5.46%, 2/15/2040 (d)	2,500	1,188
0.67%, 4/25/2035 (d)	642	273	5.48%, 2/15/2040	3,400	804
0.77%, 4/25/2035 (d)	425	79	5.49%, 2/15/2040 (d)	1,505	602
0.70%, 6/25/2035 (d)	5,297	1,952	5.56%, 2/15/2040 (d)	4,300	877
5.13%, 7/25/2035 (d)	5,940	1,049	1.23%, 7/15/2040 (f)	71,261	929
0.74%, 8/25/2035 (d)	1,089	396	5.86%, 7/15/2040 (d)	8,039	5,833
0.62%, 1/25/2037 (d)	3,744	1,297	6.45%, 7/17/2040 (d)	3,540	566
0.68%, 6/25/2037 (c)(d)	6,581	2,808	6.32%, 4/15/2041 (d)	2,695	835
JP Morgan Alternative Loan Trust			6.32%, 4/15/2041 (d)	250	199
0.59%, 3/25/2037 (d)	7,458	1,203	5.87%, 9/15/2045 (d)	10,970	8,347
JP Morgan Chase Commercial Mortgage			6.46%, 9/15/2045 (d)	2,780	495
Securities Corp
5.72%, 11/15/2017	2,000	1,335	Lehman XS Trust
			0.66%, 6/25/2047 (d)	9,706	3,364
0.39%, 10/12/2035 (d)(f)	23,200	558
			Luminent Mortgage Trust
5.02%, 1/12/2037	755	300	0.63%, 5/25/2046 (d)	2,508	927
5.29%, 9/12/2037 (d)	1,300	298	Merrill Lynch Alternative Note Asset Trust
0.32%, 10/12/2037 (d)(f)	36,233	1,127	0.65%, 4/25/2037 (c)(d)	8,225	1,123
0.89%, 1/12/2039 (d)(f)	7,977	132	Merrill Lynch Mortgage Investors Inc
5.63%, 6/12/2041 (d)	4,005	1,739	0.79%, 8/25/2036 (d)	330	112
0.76%, 1/15/2042 (d)(f)	24,623	257	Merrill Lynch Mortgage Trust
6.07%, 4/15/2045 (d)	1,500	1,261	5.78%, 8/12/2016	4,170	2,123
5.59%, 5/12/2045 (d)	1,165	635	5.80%, 5/12/2039 (d)	4,065	3,750
5.40%, 5/15/2045 (d)	3,550	2,746	0.29%, 2/12/2042 (d)	14,950	138
5.44%, 5/15/2045 (d)	2,725	1,172	Merrill Lynch/Countrywide Commercial
			Mortgage Trust
5.62%, 5/15/2045 (d)	1,350	156
			5.46%, 7/12/2046 (d)	2,225	1,137
5.30%, 5/15/2047 (c)(d)	3,255	2,783
			0.63%, 8/12/2048 (d)	40,664	756
6.01%, 6/15/2049 (d)	2,900	1,428
			5.70%, 9/12/2049	750	556
6.20%, 2/12/2051 (f)	3,005	429
			0.33%, 12/12/2049 (d)(f)	36,705	222
6.30%, 2/12/2051 (d)	4,000	920
			0.73%, 12/12/2049 (d)	124,658	2,750
0.70%, 2/15/2051 (d)	116,611	2,034

See accompanying notes

164

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Merrill Lynch/Countrywide Commercial			WaMu Mortgage Pass Through Certificates
Mortgage Trust (continued)			(continued)
5.11%, 12/12/2049 (d)	$ 4,085 $	3,515	0.98%, 7/25/2044 (d)	$ 510 $	220
5.39%, 12/12/2049 (d)(f)	2,400	264	0.75%, 1/25/2045 (d)	466	220
Morgan Stanley Capital I			0.81%, 1/25/2045 (d)	879	195
7.11%, 4/15/2033	59	59	0.84%, 1/25/2045 (d)	7,515	2,507
0.15%, 4/14/2040 (d)(f)	13,694	147	0.97%, 1/25/2045 (d)	1,923	259
0.50%, 1/13/2041 (d)(f)	5,142	107	0.67%, 4/25/2045 (d)	354	171
0.66%, 5/24/2043 (d)(f)	4,600	3,108	0.71%, 4/25/2045 (d)	354	105
0.32%, 12/15/2043 (d)(f)	43,370	297	0.73%, 7/25/2045 (d)	802	378
5.36%, 3/15/2044 (d)	12,700	9,473	0.69%, 11/25/2045 (d)	815	614
0.82%, 8/25/2046 (d)	5,500	64	0.82%, 11/25/2045 (c)(d)	3,648	2,790
5.81%, 4/12/2049 (d)	4,365	3,235	0.66%, 8/25/2046 (d)	2,343	1,469
5.81%, 4/12/2049 (d)	3,800	660	Washington Mutual Alternative Mortgage
Morgan Stanley Dean Witter Capital I			Pass-Through Certificates
6.54%, 2/15/2031	9	9	0.62%, 1/25/2047 (d)	5,174	990
Nomura Asset Acceptance Corp			Wells Fargo Mortgage Backed Securities Trust
0.79%, 2/25/2035 (d)	158	97	0.74%, 1/25/2034 (d)	277	275
Residential Accredit Loans Inc			4.85%, 10/25/2035 (d)	1,450	1,113

0.59%, 2/25/2037 (d)	2,797	820			354,969

0.63%, 7/25/2037 (c)(d)	8,847	3,877
			Multi-Line Insurance (0.71%)
Sequoia Mortgage Trust
			AXA SA
1.89%, 2/20/2034 (d)	2,505	1,388
			8.60%, 12/15/2030	1,800	1,358
0.68%, 2/20/2035 (d)	635	357
			CNA Financial Corp
Structured Adjustable Rate Mortgage Loan Trust			6.00%, 8/15/2011	1,875	1,672
1.14%, 8/25/2034 (c)(d)	2,855	113
			Genworth Financial Inc
5.25%, 12/25/2035	1,680	760	6.15%, 11/15/2066 (d)	2,650	370
5.25%, 2/25/2036 (d)	2,191	1,224	ING Groep NV
0.63%, 7/25/2037 (d)	6,877	2,525	5.78%, 12/ 8/2035	1,565	579
Structured Asset Mortgage Investments Inc			MetLife Inc
0.74%, 5/25/2045 (d)	644	211	6.82%, 8/15/2018	2,000	1,888
0.75%, 9/25/2045 (d)	825	353	7.72%, 2/15/2019	1,500	1,505
Structured Asset Securities Corp			6.50%, 12/15/2032	1,730	1,358
5.50%, 6/25/2036 (d)	5,000	1,262	Metropolitan Life Global Funding I
Wachovia Bank Commercial Mortgage Trust			1.28%, 5/17/2010 (d)(f)	5,750	5,388
0.59%, 11/15/2035 (f)	53,253	404	XL Capital Ltd
0.42%, 10/15/2041 (d)(f)	49,106	415	6.50%, 12/31/2049 (d)	1,885	565

5.25%, 12/15/2043	3,550	2,814			14,683

5.34%, 12/15/2043 (d)	10,000	6,552
			Multimedia (0.32%)
5.48%, 12/15/2043	1,115	167
			News America Inc
5.60%, 12/15/2043	2,960	176	7.85%, 3/ 1/2039 (f)	1,075	923
5.88%, 3/15/2045 (d)	1,569	115	Quebecor Media Inc
5.80%, 7/15/2045	5,000	2,575	7.75%, 3/15/2016	1,405	1,173
5.82%, 5/15/2046 (d)	4,000	1,599	Time Warner Inc
WAMU Commercial Mortgage Securities Trust			1.46%, 11/13/2009 (d)	3,200	3,179
3.83%, 1/25/2035 (f)	792	769	Vivendi SA
WaMu Mortgage Pass Through Certificates			5.75%, 4/ 4/2013 (f)	1,500	1,437

1.08%, 12/25/2027 (c)(d)	4,732	3,630			6,712

3.79%, 6/25/2034 (d)	1,345	1,337
			Music (0.07%)
4.68%, 5/25/2035 (d)	945	683
			WMG Acquisition Corp
5.67%, 6/25/2037 (d)	2,128	1,201	7.38%, 4/15/2014	1,200	894

See accompanying notes

165

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Music (continued)			Oil Company - Exploration & Production
WMG Holdings Corp			(continued)
0.00%, 12/15/2014 (a)(d)	$ 1,390 $	639	Devon Financing Corp ULC

			7.88%, 9/30/2031	$ 755 $	820
		1,533

			EnCana Corp
Mutual Insurance (0.09%)			6.50%, 5/15/2019 (e)	1,000	1,026
Liberty Mutual Group Inc			Gaz Capital SA
7.00%, 3/15/2037 (d)(f)	2,000	736	8.15%, 4/11/2018 (f)	475	387
10.75%, 6/15/2058 (d)(f)	1,980	1,089	7.29%, 8/16/2037 (f)	400	270

		1,825	KazMunaiGaz Finance Sub BV

			9.13%, 7/ 2/2018 (f)	625	541
Non-Hazardous Waste Disposal (0.09%)
			KCS Energy Inc
Allied Waste North America Inc
5.75%, 2/15/2011	315	317	7.13%, 4/ 1/2012	600	559
7.88%, 4/15/2013	890	903	Nexen Inc
			6.40%, 5/15/2037	550	400
Waste Management Inc
5.00%, 3/15/2014	10	10	OPTI Canada Inc
			7.88%, 12/15/2014	905	486
WCA Waste Corp
9.25%, 6/15/2014 (c)	825	668	Pemex Project Funding Master Trust

			6.63%, 6/15/2035	1,015	821
		1,898

			PetroHawk Energy Corp
Office Automation & Equipment (0.12%)			9.13%, 7/15/2013	2,650	2,597
Xerox Corp			10.50%, 8/ 1/2014 (f)	415	417
5.50%, 5/15/2012	1,895	1,800	7.88%, 6/ 1/2015 (f)	805	755
6.40%, 3/15/2016	775	636	Petroleum Development Corp

		2,436	12.00%, 2/15/2018	1,665	1,124

			Pioneer Natural Resources Co
Office Furnishings - Original (0.04%)
			6.65%, 3/15/2017	2,245	1,921
Steelcase Inc
6.50%, 8/15/2011	845	834	Plains Exploration & Production Co
			7.75%, 6/15/2015	915	837

Oil - Field Services (0.15%)			10.00%, 3/ 1/2016	2,015	1,965
Halliburton Co			Swift Energy Co
7.45%, 9/15/2039	1,120	1,183	7.63%, 7/15/2011	565	455
Key Energy Services Inc			7.13%, 6/ 1/2017	1,090	635

8.38%, 12/ 1/2014	700	574			30,593

Weatherford International Ltd			Oil Company - Integrated (0.15%)
9.88%, 3/ 1/2039	1,450	1,423

			ConocoPhillips
		3,180	5.75%, 2/ 1/2019	1,780	1,817

Oil Company - Exploration & Production (1.47%)			ConocoPhillips Holding Co
Anadarko Petroleum Corp			6.95%, 4/15/2029	100	103
5.95%, 9/15/2016	1,405	1,271	Suncor Energy Inc
6.45%, 9/15/2036	1,375	1,042	6.10%, 6/ 1/2018	1,000	889
Canadian Natural Resources Ltd			6.50%, 6/15/2038	430	355

5.15%, 2/ 1/2013	2,015	1,979			3,164

Chesapeake Energy Corp			Oil Refining & Marketing (0.13%)
7.63%, 7/15/2013	2,780	2,655
			Tesoro Corp
9.50%, 2/15/2015	675	682	6.63%, 11/ 1/2015	790	663
7.25%, 12/15/2018	1,380	1,207	Valero Energy Corp
Compton Petroleum Finance Corp			6.63%, 6/15/2037	2,450	1,940

7.63%, 12/ 1/2013	1,510	578			2,603

Denbury Resources Inc
9.75%, 3/ 1/2016	1,890	1,918	Paper & Related Products (0.06%)
Devon Energy Corp			Cascades Inc
6.30%, 1/15/2019	3,135	3,245	7.25%, 2/15/2013	1,255	991

See accompanying notes

166

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Paper & Related Products (continued)			Printing - Commercial (continued)
Catalyst Paper Corp			RR Donnelley & Sons Co
8.63%, 6/15/2011	$ 637 $	354	11.25%, 2/ 1/2019	$ 2,695 $	2,434

		1,345	Sheridan Group Inc/The

			10.25%, 8/15/2011	650	403

Pharmacy Services (0.06%)
					3,302

Omnicare Inc
6.88%, 12/15/2015	1,235	1,158	Private Corrections (0.06%)
			Corrections Corp of America
Physician Practice Management (0.10%)			7.50%, 5/ 1/2011	1,300	1,300
US Oncology Inc
6.90%, 3/15/2012 (d)	335	201	Property & Casualty Insurance (0.25%)
9.00%, 8/15/2012	1,900	1,872	Crum & Forster Holdings Corp

		2,073	7.75%, 5/ 1/2017	1,000	800

			Markel Corp
Pipelines (1.51%)			7.35%, 8/15/2034	135	102
Copano Energy LLC / Copano Energy Finance			QBE Insurance Group Ltd
Corp
			9.75%, 3/14/2014 (f)	1,305	1,318
8.13%, 3/ 1/2016	785	714
			Travelers Cos Inc/The
7.75%, 6/ 1/2018 (f)	405	354
			6.25%, 3/15/2067 (d)	3,030	1,865
DCP Midstream LLC
			WR Berkley Corp
9.75%, 3/15/2019 (f)	5,625	5,580
			6.25%, 2/15/2037	1,820	1,216

El Paso Corp
					5,301

8.25%, 2/15/2016	575	561
7.25%, 6/ 1/2018	2,585	2,359	Publishing - Newspapers (0.01%)
Enbridge Energy Partners LP			Block Communications Inc
9.88%, 3/ 1/2019	2,375	2,549	8.25%, 12/15/2015 (f)	350	290
Energy Transfer Partners LP
9.70%, 3/15/2019	1,255	1,394	Publishing - Periodicals (0.14%)
9.00%, 4/15/2019	1,285	1,402	Dex Media West LLC/Dex Media West
			Finance Co
Enterprise Products Operating LLC
			9.88%, 8/15/2013	500	143
9.75%, 1/31/2014	3,210	3,514
			Nielsen Finance LLC / Nielsen Finance Co
Holly Energy Partners LP
			10.00%, 8/ 1/2014	2,355	2,214
6.25%, 3/ 1/2015	1,000	815
			11.50%, 5/ 1/2016 (f)	610	576

Kinder Morgan Energy Partners LP
9.00%, 2/ 1/2019	280	304			2,933

7.40%, 3/15/2031	1,000	881	Quarrying (0.23%)
MarkWest Energy Partners LP / MarkWest			Compass Minerals International Inc
Energy Finance Corp			12.00%, 6/ 1/2013 (d)	551	576
8.75%, 4/15/2018	1,250	1,038	Vulcan Materials Co
ONEOK Partners LP			2.57%, 12/15/2010 (d)	4,325	4,302

6.85%, 10/15/2037	925	696			4,878

Regency Energy Partners LP/Regency Energy
Finance Corp			Radio (0.02%)
8.38%, 12/15/2013	1,465	1,370	Entercom Radio LLC / Entercom Capital Inc
Rockies Express Pipeline LLC			7.63%, 3/ 1/2014	1,000	511
5.10%, 8/20/2009 (d)(f)	2,260	2,261
TransCanada Pipelines Ltd			Real Estate Operator & Developer (0.04%)
6.20%, 10/15/2037	5,245	4,887	Regency Centers LP
Transportadora de Gas del Sur SA			8.45%, 9/ 1/2010	940	895
7.88%, 5/14/2017 (f)	1,180	684

		31,363	Regional Banks (1.63%)

			BAC Capital Trust XIII
Printing - Commercial (0.16%)			1.72%, 3/15/2043 (d)	3,640	942
Cadmus Communications Corp			BAC Capital Trust XIV
8.38%, 6/15/2014	750	465	5.63%, 3/15/2043 (d)	250	97
See accompanying notes

167

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Regional Banks (continued)			REITS - Office Property (continued)
Bank of America NA			HRPT Properties Trust
5.30%, 3/15/2017	$ 4,000 $	3,000	1.92%, 3/16/2011 (d)	$ 1,336 $	1,038

6.00%, 10/15/2036	2,000	1,376			2,283

Capital One Financial Corp
			REITS - Regional Malls (0.02%)
1.57%, 9/10/2009 (d)	3,500	3,410
			Simon Property Group LP
5.70%, 9/15/2011	1,570	1,500	4.60%, 6/15/2010	375	366
First Union Institutional Capital I
8.04%, 12/ 1/2026	1,000	657	REITS - Shopping Centers (0.11%)
JP Morgan Chase Bank NA			Developers Diversified Realty Corp
6.00%, 10/ 1/2017	5,500	5,131	5.25%, 4/15/2011	4,195	2,331
Keycorp
0.54%, 5/26/2009 (d)	3,000	2,993	REITS - Warehouse & Industrial (0.22%)
PNC Funding Corp			ProLogis
1.18%, 1/31/2012 (d)	4,625	3,893	1.50%, 8/24/2009 (d)	4,800	4,562
PNC Preferred Funding Trust I
8.70%, 2/28/2049 (d)(f)	1,000	500	Rental - Auto & Equipment (0.16%)
SunTrust Preferred Capital I			Erac USA Finance Co
5.85%, 12/31/2049 (d)	1,580	514	1.51%, 8/28/2009 (c)(d)(f)	1,900	1,844
Wachovia Corp			H&E Equipment Services Inc
5.63%, 10/15/2016	2,000	1,629	8.38%, 7/15/2016	1,240	843
Wells Fargo & Co			Hertz Corp/The
1.47%, 8/20/2010 (d)	640	613	8.88%, 1/ 1/2014	775	601
5.25%, 10/23/2012	2,000	2,008	United Rentals North America Inc
Wells Fargo Bank NA			6.50%, 2/15/2012	125	112

4.75%, 2/ 9/2015	4,500	3,871			3,400

5.75%, 5/16/2016	2,000	1,781

			Retail - Automobile (0.04%)
		33,915

			United Auto Group
Reinsurance (0.02%)			7.75%, 12/15/2016	1,150	840
Endurance Specialty Holdings Ltd
7.00%, 7/15/2034	740	413	Retail - Discount (0.34%)
			Dollar General Corp
REITS - Healthcare (0.26%)			11.88%, 7/15/2017	1,230	1,273
Nationwide Health Properties Inc			Target Corp
6.50%, 7/15/2011	585	534	5.38%, 6/15/2009	80	80
6.25%, 2/ 1/2013	4,820	4,243	6.50%, 10/15/2037	3,605	3,127
Ventas Realty LP / Ventas Capital Corp			7.00%, 1/15/2038	2,773	2,619

6.50%, 6/ 1/2016	605	539			7,099

		5,316

			Retail - Drug Store (0.49%)
REITS - Hotels (0.03%)			CVS Caremark Corp
Host Hotels & Resorts LP			1.56%, 6/ 1/2010 (d)	4,710	4,621
7.13%, 11/ 1/2013	580	545	6.60%, 3/15/2019	5,365	5,675

					10,296

REITS - Mortgage (0.29%)
iStar Financial Inc			Retail - Restaurants (0.03%)
1.66%, 9/15/2009 (d)	2,425	2,205	Landry's Restaurants Inc
			14.00%, 8/15/2011 (f)	580	551
1.63%, 3/ 9/2010 (d)	3,425	2,689
5.85%, 3/15/2017	3,500	1,120

			Rubber - Tires (0.09%)
		6,014

			Goodyear Tire & Rubber Co/The
REITS - Office Property (0.11%)			8.63%, 12/ 1/2011	2,030	1,939
Brandywine Operating Partnership LP
5.63%, 12/15/2010	1,397	1,245

See accompanying notes

168

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Satellite Telecommunications (0.34%)			Special Purpose Entity (continued)
DigitalGlobe Inc			Goldman Sachs Capital I
10.50%, 5/ 1/2014 (f)	$ 1,365 $	1,372	6.35%, 2/15/2034	$ 1,000 $	708
Intelsat Bermuda Ltd			Goldman Sachs Capital II
11.50%, 2/ 4/2017 (f)	500	330	5.79%, 12/29/2049 (d)	2,000	989
Intelsat Subsidiary Holding Co Ltd			Santander Perpetual SA Unipersonal
8.88%, 1/15/2015 (f)	2,855	2,826	6.67%, 10/24/2017 (d)(f)	2,001	1,251
8.88%, 1/15/2015 (f)	1,380	1,359	Universal City Development Partners Ltd
Telesat Canada/Telesat LLC			11.75%, 4/ 1/2010	1,000	947
11.00%, 11/ 1/2015 (f)	1,250	1,163	USB Realty Corp

		7,050	6.09%, 12/22/2049 (d)(f)	985	443

			Williams Cos Inc Credit Linked Certificate
Schools (0.04%)			Trust/The
Knowledge Learning Corp Inc			4.42%, 5/ 1/2009 (d)(f)	1,200	1,200

7.75%, 2/ 1/2015 (f)	970	834			6,628

Seismic Data Collection (0.05%)			Specified Purpose Acquisition (0.07%)
Cie Generale de Geophysique-Veritas			ESI Tractebel Acquisition Corp
7.50%, 5/15/2015	1,210	1,016	7.99%, 12/30/2011	1,401	1,368

Sovereign (0.23%)			Steel - Producers (0.11%)
Brazilian Government International Bond			Evraz Group SA
8.25%, 1/20/2034	780	887	8.88%, 4/24/2013 (f)	155	106
Colombia Government International Bond			9.50%, 4/24/2018 (f)	275	170
7.38%, 1/27/2017	235	252	Ispat Inland ULC
El Salvador Government International Bond			9.75%, 4/ 1/2014	325	294
7.65%, 6/15/2035 (f)	150	120	Steel Dynamics Inc
Indonesia Government International Bond			8.25%, 4/15/2016 (d)(f)	2,290	1,809

11.63%, 3/ 4/2019 (f)	482	576			2,379

7.75%, 1/17/2038 (f)	375	326
			Steel Pipe & Tube (0.03%)
Panama Government International Bond			Mueller Water Products Inc
6.70%, 1/26/2036	350	338	7.38%, 6/ 1/2017	1,000	590
Philippine Government International Bond
9.88%, 1/15/2019	140	168	Telecommunication Services (0.43%)
9.50%, 2/ 2/2030	435	519	Digicel Group Ltd
Republic of Peru			9.13%, 1/15/2015 (f)	1,600	1,088
7.13%, 3/30/2019	465	502	Fairpoint Communications Inc
Venezuela Government International Bond			13.13%, 4/ 1/2018	1,440	394
8.50%, 10/ 8/2014	200	139	Globo Comunicacoe e Participacoes SA
9.25%, 9/15/2027	1,535	995	7.25%, 4/26/2022 (f)	425	378

		4,822	MasTec Inc

			7.63%, 2/ 1/2017	900	765
Sovereign Agency (0.01%)
			Maxcom Telecomunicaciones SAB de CV
Mubadala Development Co
			11.00%, 12/15/2014	785	550
7.63%, 5/ 6/2019 (e)(f)	250	248
			Qwest Corp
			7.88%, 9/ 1/2011	1,640	1,628
Special Purpose Banks (0.07%)
Export-Import Bank of Korea			8.88%, 3/15/2012 (d)	270	274
4.50%, 8/12/2009	740	740	8.38%, 5/ 1/2016 (f)	600	597
Korea Development Bank/Republic of Korea			Telcordia Technologies Inc
1.51%, 10/20/2009 (d)	760	751	4.88%, 7/15/2012 (c)(d)(f)	2,360	1,735

		1,491	West Corp

			9.50%, 10/15/2014	1,855	1,609

Special Purpose Entity (0.32%)					9,018

AES Red Oak LLC
8.54%, 11/30/2019	1,197	1,090

See accompanying notes

169

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Telephone - Integrated (1.74%)			Tobacco (continued)
AT&T Inc			Reynolds American Inc
6.15%, 9/15/2034	$ 1,625 $	1,453	7.25%, 6/ 1/2013	$ 3,950 $	3,877

British Telecommunications PLC					13,564

5.95%, 1/15/2018	180	150
			Tools - Hand Held (0.15%)
9.13%, 12/15/2030 (d)	370	356
			Snap-On Inc
Cincinnati Bell Inc			1.27%, 1/12/2010 (d)	3,200	3,173
8.38%, 1/15/2014	1,775	1,753

Koninklijke KPN NV			Transport - Rail (0.23%)
8.38%, 10/ 1/2030	1,000	1,076
			CSX Corp
Level 3 Financing Inc			6.25%, 3/15/2018	2,650	2,508
9.25%, 11/ 1/2014	2,445	1,959
			7.45%, 4/ 1/2038	420	393
Qwest Communications International Inc
			CSX Transportation Inc
7.50%, 2/15/2014	850	788
			6.25%, 1/15/2023	1,924	1,788
Sprint Nextel Corp
			Union Pacific Railroad Co 2003 Pass Through
1.63%, 6/28/2010 (d)	2,500	2,322
			Trust
6.00%, 12/ 1/2016	2,055	1,706	4.70%, 1/ 2/2024	176	161

Telecom Italia Capital SA					4,850

1.65%, 2/ 1/2011 (d)	845	795
1.72%, 7/18/2011 (d)	2,175	2,055	Wire & Cable Products (0.04%)
			Coleman Cable Inc
5.25%, 11/15/2013	1,000	948
			9.88%, 10/ 1/2012	1,250	750
6.38%, 11/15/2033	2,610	1,946

7.72%, 6/ 4/2038	1,000	873	Wireless Equipment (0.03%)
Telefonica Emisiones SAU			Crown Castle International Corp
1.55%, 2/ 4/2013 (d)	2,075	1,883	9.00%, 1/15/2015	565	576

7.05%, 6/20/2036	650	682	TOTAL BONDS	$ 1,326,521

Telemar Norte Leste SA
9.50%, 4/23/2019 (f)	240	250	SENIOR FLOATING RATE INTERESTS (1.87%)
Verizon Communications Inc			Aerospace & Defense (0.05%)
6.35%, 4/ 1/2019	8,445	8,775	Hawker Beechcraft Inc, Term Loan B
7.35%, 4/ 1/2039	4,095	4,246	2.69%, 3/26/2014 (d)	1,820	942
Windstream Corp			Hawker Beechcraft Inc, Term Loan LOC
8.63%, 8/ 1/2016	2,305	2,294	5.56%, 3/26/2014 (d)	107	56

		36,310			998

Television (0.09%)			Auto - Car & Light Trucks (0.12%)
Videotron Ltee			Ford Motor Co, Term Loan B
6.88%, 1/15/2014	725	704	3.69%, 12/16/2013 (d)	3,970	2,501
9.13%, 4/15/2018 (f)	380	395
			Auto - Medium & Heavy Duty Trucks (0.04%)
9.13%, 4/15/2018	735	763

			Oshkosh Truck Corp, Term Loan B
		1,862	7.24%, 12/ 6/2013 (d)	1,000	824

Theaters (0.15%)
AMC Entertainment Inc			Auto/Truck Parts & Equipment - Replacement (0.08%)
8.63%, 8/15/2012	900	900	Allison Transmission Inc, Term Loan B
11.00%, 2/ 1/2016	1,190	1,166	3.22%, 8/ 7/2014 (d)	2,411	1,724
Cinemark Inc
9.75%, 3/15/2014 (d)	975	968	Cable TV (0.07%)

		3,034	CSC Holdings Inc, Term Loan B

			2.20%, 3/30/2013 (d)	1,488	1,375
Tobacco (0.65%)
Altria Group Inc			Casino Hotels (0.08%)
9.95%, 11/10/2038	7,790	8,551	Harrah's Operating Co Inc, Term Loan B2
BAT International Finance PLC			0.00%, 1/28/2015 (d)(g)	500	356
9.50%, 11/15/2018 (f)	1,000	1,136

See accompanying notes

170

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Casino Hotels (continued)			Physician Practice Management (0.01%)
Harrah's Operating Co Inc, Term Loan B2			US Oncology Inc, Term Loan
(continued)			3.54%, 8/20/2011 (d)	$ 150 $	142
4.09%, 1/28/2015 (d)	$ 1,915 $	1,364

		1,720	Property & Casualty Insurance (0.07%)

			Asurion Corp, Term Loan B
Cellular Telecommunications (0.01%)
			3.78%, 7/ 7/2014 (d)	150	131
MetroPCS Wireless Inc, Term Loan B
3.09%, 11/ 3/2013 (d)	249	232	6.97%, 7/ 7/2015 (d)	1,750	1,347

					1,478

Data Processing & Management (0.10%)			Publishing - Periodicals (0.02%)
First Data Corporation, Term Loan B			Nielsen Finance LLC / Nielsen Finance Corp,
3.19%, 9/24/2014 (d)	985	718	Term Loan B
First Data Corporation, Term Loan B1			2.47%, 8/ 9/2013 (d)	496	419
3.19%, 12/24/2014 (d)	985	717
First Data Corporation, Term Loan B2			Retail - Building Products (0.21%)
3.19%, 9/24/2014 (d)	739	536	HD Supply Inc, Term Loan B

		1,971	1.68%, 8/30/2012 (d)	5,122	4,354

Diversified Operations & Commercial Services (0.04%)			Satellite Telecommunications (0.22%)
Aramark Corp, Term Loan B			Panamsat Corp, Term Loan B
3.10%, 1/26/2014 (d)	940	856	2.99%, 1/ 3/2014 (d)	2,962	2,706
Aramark Corp, Term Loan LOC			Telesat Canada Inc, Term Loan B
3.33%, 1/26/2014 (d)	60	54	3.55%, 9/ 1/2014 (d)	1,834	1,692

		910	Telesat Canada Inc, Term Loan DD

Electric - Integrated (0.07%)			4.22%, 10/31/2014 (d)	142	131

Texas Competitive Electric Holdings					4,529

Company, Term Loan B2
			Telecommunication Services (0.02%)
3.97%, 10/29/2014 (d)	2,263	1,538
			Fairpoint Communications Inc, Term Loan B
			5.75%, 3/ 8/2015 (d)	998	502
Health Care Services (0.12%)
Community Health Systems Inc, Term Loan B
			Theaters (0.02%)
3.45%, 7/25/2014 (d)	2,758	2,480
			Cinemark USA Inc, Term Loan C
			2.02%, 3/31/2011 (d)	497	448

Machinery - General Industry (0.10%)
Manitowoc Company Inc, Term Loan B			TOTAL SENIOR FLOATING RATE INTERESTS	$ 38,836

6.50%, 4/14/2014 (d)	2,594	1,992	TAX-EXEMPT BONDS (0.81%)
			California (0.12%)
Medical - Hospitals (0.28%)
			State of California
Community Health Systems Inc, Term Loan			7.50%, 4/ 1/2034	2,445	2,536
2.68%, 7/25/2014 (d)	141	127

HCA Inc, Term Loan B1			New Jersey (0.69%)
3.47%, 11/18/2013 (d)	3,810	3,431
			New Jersey State Turnpike Authority
HCA Inc; Term Loan A			7.41%, 1/ 1/2040	13,155	14,333

2.72%, 1/22/2012 (d)	2,434	2,201

			TOTAL TAX-EXEMPT BONDS	$ 16,869

		5,759

			U.S. GOVERNMENT & GOVERNMENT AGENCY
Medical Products (0.05%)			OBLIGATIONS (44.78%)
Biomet Inc, Term Loan B			Federal Home Loan Mortgage Corporation
4.15%, 3/25/2015 (d)	1,194	1,119	(FHLMC) (14.98%)
			4.50%, 5/ 1/2024 (h)	17,475	17,928
Music (0.09%)			5.00%, 5/ 1/2024 (h)	6,620	6,843
WMG Acquisition Corp; Term Loan			5.00%, 5/ 1/2039 (h)	48,705	50,060
2.87%, 2/28/2010 (d)	1,979	1,821	5.50%, 5/ 1/2039 (h)	44,235	45,756
			5.50%, 8/ 1/2009	39	39
			4.50%, 12/ 1/2009	389	393

See accompanying notes

171

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal Home Loan Mortgage Corporation
(FHLMC) (continued)			(FHLMC) (continued)
4.50%, 4/ 1/2011	$ 1,935 $	2,022	5.50%, 9/ 1/2034	$ 2,423 $	2,514
6.50%, 6/ 1/2017	409	432	5.50%, 2/ 1/2035	4,241	4,397
6.00%, 7/ 1/2017	153	162	6.50%, 4/ 1/2035	794	843
5.50%, 3/ 1/2018	375	392	5.00%, 7/ 1/2035	1,476	1,520
5.00%, 5/ 1/2018	2,598	2,708	5.00%, 8/ 1/2035	7,740	7,971
5.00%, 10/ 1/2018	1,640	1,710	5.00%, 10/ 1/2035	2,927	3,014
5.50%, 12/ 1/2018	7	7	6.50%, 10/ 1/2035	367	390
5.00%, 1/ 1/2019	2,560	2,667	6.00%, 8/ 1/2036	1,400	1,464
6.00%, 3/ 1/2022	406	427	6.00%, 10/ 1/2036 (d)	3,879	4,057
5.50%, 7/ 1/2023	7,208	7,500	5.50%, 11/ 1/2036	4,006	4,153
6.00%, 7/ 1/2023	1,463	1,539	5.00%, 6/ 1/2037	284	292
5.50%, 8/ 1/2023	5,343	5,560	5.50%, 7/ 1/2037	4,505	4,664
5.50%, 6/ 1/2024	701	728	6.00%, 8/ 1/2037	13,649	14,262
5.00%, 2/ 1/2026	9,247	9,542	6.00%, 8/ 1/2037	13,066	13,654
6.00%, 6/ 1/2028	29	31	6.00%, 12/ 1/2037 (d)	4,774	4,988
6.00%, 1/ 1/2029	12	13	6.00%, 1/ 1/2038 (d)	1,429	1,493
6.50%, 3/ 1/2029	47	51	5.50%, 4/ 1/2038	4,050	4,194
6.50%, 3/ 1/2029	8	9	5.50%, 4/ 1/2038	5,250	5,435
6.50%, 5/ 1/2029	70	75	5.50%, 5/ 1/2038	8,808	9,120
7.00%, 12/ 1/2029	25	27	5.50%, 5/ 1/2038	5,674	5,875
7.00%, 6/ 1/2030	28	30	6.00%, 7/ 1/2038	13,965	14,592
7.50%, 9/ 1/2030	13	15	5.50%, 8/ 1/2038	5,785	5,990
7.50%, 9/ 1/2030	8	8	5.50%, 8/ 1/2038	2,877	2,979
8.00%, 9/ 1/2030	127	139	4.12%, 1/ 1/2034 (d)	290	290
8.00%, 11/ 1/2030	-	1	5.05%, 7/ 1/2034 (d)	270	280
7.00%, 12/ 1/2030	28	31	4.81%, 6/ 1/2035 (d)	2,927	2,999
7.50%, 12/ 1/2030	3	3	4.66%, 8/ 1/2035 (d)	1,164	1,184
7.50%, 1/ 1/2031	47	52	4.81%, 8/ 1/2035 (d)	6,101	6,267
6.00%, 3/ 1/2031	95	100	4.98%, 9/ 1/2035 (d)	3,794	3,909
7.50%, 3/ 1/2031	17	18	5.20%, 11/ 1/2035 (d)	708	726
6.00%, 4/ 1/2031	14	14	5.43%, 12/ 1/2035 (d)	208	215
6.50%, 4/ 1/2031	36	39	6.49%, 7/ 1/2036 (d)	3,846	3,986
6.50%, 6/ 1/2031	3	3	6.51%, 1/ 1/2037 (d)	2,883	3,007
7.00%, 6/ 1/2031	1	1	5.97%, 2/ 1/2037 (d)	2,122	2,215
6.50%, 9/ 1/2031	39	42	5.64%, 5/ 1/2037	853	877
7.00%, 9/ 1/2031	10	11	5.57%, 8/ 1/2037 (d)	3,234	3,369

6.00%, 12/ 1/2031	401	422			312,015

6.50%, 2/ 1/2032	34	37
			Federal National Mortgage Association (FNMA) (20.06%)
6.50%, 2/ 1/2032	24	26	5.00%, 5/ 1/2024 (h)	4,970	5,141
7.50%, 2/ 1/2032	25	27	5.50%, 5/ 1/2039 (h)	52,360	54,242
6.50%, 5/ 1/2032	90	97	4.00%, 6/ 1/2039 (h)	5,110	5,114
6.00%, 12/ 1/2032	401	422	4.50%, 6/ 1/2039 (h)	24,715	25,070
6.00%, 2/ 1/2033	361	379	5.00%, 6/ 1/2039 (h)	81,860	83,958
5.50%, 4/ 1/2033	661	687	5.50%, 6/ 1/2039 (h)	30,000	30,956
5.50%, 5/ 1/2033	871	904	6.00%, 7/ 1/2009	3	3
5.50%, 10/ 1/2033	647	672	6.00%, 7/ 1/2009	1	1
5.50%, 12/ 1/2033	3,166	3,287	5.00%, 3/ 1/2010	319	328
6.00%, 12/ 1/2033	706	742	6.50%, 4/ 1/2010	7	7

See accompanying notes

172

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
6.50%, 1/ 1/2011	$ 3 $	3	4.91%, 8/ 1/2035 (d)	$ 256 $	262
6.50%, 2/ 1/2011	30	30	5.07%, 8/ 1/2035 (d)	1,514	1,561
6.50%, 3/ 1/2011	57	58	4.86%, 9/ 1/2035 (d)	556	569
6.50%, 7/ 1/2016	13	14	4.16%, 2/ 1/2036 (d)	151	154
6.50%, 2/ 1/2017	52	55	3.63%, 3/ 1/2036 (d)	5,481	5,516
6.50%, 3/ 1/2017	23	24	4.01%, 4/ 1/2036 (d)	1,011	1,009
6.50%, 4/ 1/2017	20	21	6.50%, 4/ 1/2036	1,420	1,506
6.50%, 8/ 1/2017	343	363	6.00%, 5/ 1/2036	1,077	1,127
5.00%, 9/ 1/2017	673	702	6.00%, 5/ 1/2036	5,857	6,134
5.50%, 9/ 1/2017	135	142	6.50%, 8/ 1/2036	530	563
5.50%, 10/ 1/2017	204	214	6.50%, 8/ 1/2036	2,667	2,829
5.00%, 3/ 1/2018	1,118	1,165	5.43%, 10/ 1/2036 (d)	874	910
4.50%, 1/ 1/2020	1,901	1,965	6.50%, 10/ 1/2036	6,262	6,643
5.00%, 5/ 1/2020	944	979	6.50%, 11/ 1/2036	7,117	7,551
5.50%, 6/ 1/2020	3,572	3,730	5.94%, 12/ 1/2036 (d)	5,567	5,821
5.50%, 9/ 1/2020	3,740	3,905	5.50%, 2/ 1/2037	981	1,018
6.00%, 10/ 1/2021	3,007	3,160	5.74%, 5/ 1/2037 (d)	4,815	5,036
6.50%, 5/ 1/2022	35	38	6.00%, 6/ 1/2037	2,938	3,074
5.50%, 2/ 1/2023	524	546	6.50%, 7/ 1/2037	2,587	2,744
6.00%, 2/ 1/2023	168	177	6.50%, 7/ 1/2037	3,503	3,717
4.50%, 5/ 1/2023	18,489	19,020	6.50%, 1/ 1/2038	1,644	1,745
5.50%, 6/ 1/2023	2,274	2,370	6.00%, 2/ 1/2038 (d)	5,521	5,778
5.50%, 7/ 1/2023	35	37	6.00%, 2/ 1/2038	7,939	8,308
6.50%, 12/ 1/2031	21	23	6.00%, 2/ 1/2038 (d)	6,744	7,057
6.50%, 2/ 1/2032	20	21	6.00%, 2/ 1/2038	4,975	5,206
6.50%, 2/ 1/2032	46	50	6.50%, 2/ 1/2038	2,370	2,514
7.00%, 2/ 1/2032	66	71	6.00%, 3/ 1/2038	2,156	2,257
7.00%, 3/ 1/2032	154	166	6.50%, 3/ 1/2038	2,261	2,399
6.50%, 4/ 1/2032	27	29	5.50%, 4/ 1/2038	18,684	19,376
6.00%, 5/ 1/2032	20	21	6.00%, 4/ 1/2038	6,834	7,151
6.50%, 6/ 1/2032	13	13	6.00%, 5/ 1/2038	2,291	2,398
6.50%, 8/ 1/2032	144	154	6.00%, 5/ 1/2038	1,548	1,620
7.50%, 8/ 1/2032	78	84	6.00%, 5/ 1/2038	1,625	1,701
4.73%, 12/ 1/2032 (d)	344	351	6.50%, 5/ 1/2038	1,270	1,348
4.21%, 1/ 1/2033 (d)	424	427	6.00%, 8/ 1/2038	5,053	5,288
4.60%, 4/ 1/2033 (d)	489	503	6.00%, 8/ 1/2038	3,693	3,865
4.77%, 7/ 1/2033 (d)	2,980	3,055	5.00%, 4/ 1/2039	11,250	11,582

5.50%, 7/ 1/2033	1,316	1,369			417,645

5.50%, 9/ 1/2033	1,856	1,931
			Government National Mortgage Association
4.25%, 6/ 1/2034 (d)	536	541	(GNMA) (3.34%)
4.31%, 7/ 1/2034 (d)	919	932	5.00%, 5/ 1/2039 (h)	6,025	6,234
4.80%, 10/ 1/2034 (d)	450	452	5.50%, 5/ 1/2039 (h)	40,105	41,659
4.34%, 12/ 1/2034 (d)	852	870	6.00%, 5/ 1/2039 (h)	2,095	2,185
4.58%, 3/ 1/2035 (d)	1,074	1,097	7.00%, 4/15/2031	1	1
4.71%, 3/ 1/2035 (d)	8,653	8,824	7.00%, 6/15/2031	54	58
5.00%, 7/ 1/2035	1,471	1,516	7.00%, 7/15/2031	11	12
5.00%, 7/ 1/2035	3,546	3,655	6.00%, 8/15/2031	72	76
4.85%, 8/ 1/2035 (d)	604	615	6.00%, 1/15/2032	23	24

See accompanying notes

173

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (continued)
OBLIGATIONS (continued)			Diversified Banking Institutions (continued)
Government National Mortgage Association			Investment in Joint Trading Account;
(GNMA) (continued)			Morgan Stanley Repurchase Agreement;
6.00%, 2/15/2032	$ 346 $	365	0.12% dated 04/30/09 maturing 05/01/09
7.00%, 6/15/2032	277	296	(collateralized by Sovereign Agency
6.50%, 10/15/2032	99	105	Issues; $26,826,000; 1.00% - 7.125%;
6.50%, 12/15/2032	762	813	dated 05/04/09 - 02/15/30)	$ 26,299$	26,299

6.00%, 2/15/2033	139	147			78,899

5.00%, 11/15/2033	12,481	12,949	TOTAL REPURCHASE AGREEMENTS	$ 78,899

6.00%, 12/15/2033	197	207
			Total Investments	$ 2,440,471
5.00%, 6/15/2034	293	305	Liabilities in Excess of Other Assets, Net - (17.21)%		(358,260)

6.50%, 3/20/2028	36	38
			TOTAL NET ASSETS - 100.00%	$ 2,082,211

6.00%, 7/20/2028	200	209

6.00%, 11/20/2028	184	193
6.00%, 1/20/2029	196	205	(a) Non-Income Producing Security
6.50%, 5/20/2029	29	31	(b)	Market value is determined in accordance with procedures established in
6.00%, 7/20/2029	49	51	good faith by the Board of Directors. At the end of the period, the value
8.00%, 1/20/2031	19	21	of these securities totaled $5,433 or 0.26% of net assets.
			(c) Security is Illiquid
6.50%, 2/20/2032	16	17
			(d)	Variable Rate. Rate shown is in effect at April 30, 2009.
6.00%, 11/20/2033	2,447	2,555
			(e)	Security purchased on a when-issued basis. See Notes to Financial
5.50%, 5/20/2035	737	766	Statements.

		69,522	(f)	Security exempt from registration under Rule 144A of the Securities Act

			of 1933. These securities may be resold in transactions exempt from
U.S. Treasury (6.40%)			registration, normally to qualified institutional buyers. Unless otherwise
4.75%, 5/15/2014	15,000	16,974	indicated, these securities are not considered illiquid. At the end of the
4.25%, 11/15/2014	7,675	8,522	period, the value of these securities totaled $169,067 or 8.12% of net
4.00%, 8/15/2018	27,650	29,663	assets.
			(g)	This Senior Floating Rate Note will settle after April 30, 2009, at which
2.75%, 2/15/2019	5,570	5,395	time the interest rate will be determined.
6.00%, 2/15/2026	37,150	46,194	(h)	Security was purchased in a "to-be-announced" ("TBA") transaction.
6.75%, 8/15/2026	3,000	4,023	See Notes to Financial Statements.
6.13%, 8/15/2029	25	32
			Unrealized Appreciation (Depreciation)
4.50%, 2/15/2036	20,000	21,347
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
4.50%, 5/15/2038	1,080	1,162	of investments held by the fund as of the period end were as follows:

		133,312

			Unrealized Appreciation	$ 53,990
TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 932,494		Unrealized Depreciation		(515,918)

			Net Unrealized Appreciation (Depreciation)		(461,928)
REPURCHASE AGREEMENTS (3.79%)
Diversified Banking Institutions (3.79%)			Cost for federal income tax purposes		2,902,399
			All dollar amounts are shown in thousands (000's)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $26,826,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 26,300$	26,300
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $26,826,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	26,300	26,300

See accompanying notes

174

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2009 (unaudited)
	Portfolio Summary (unaudited)

Sector		Percent

Mortgage Securities		55.43%
Financial		20.46%
Asset Backed Securities		7.73%
Government		6.66%
Communications		6.17%
Consumer, Non-cyclical		6.01%
Energy		3.45%
Utilities		3.35%
Consumer, Cyclical		2.63%
Industrial		2.47%
Basic Materials		1.38%
Revenue		0.69%
Technology		0.50%
Diversified		0.16%
General Obligation		0.12%
Liabilities in Excess of Other Assets, Net		(17.21%)

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type		Percent

Credit Default Swaps		0.40%

Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive Expiration		Notional	Appreciation/
Counterparty (Issuer)	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Barclays Bank	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013 $	5,520	$ (519)
Barclays Bank	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	5,658	(469)
Barclays Bank	CMBX.NA.AJ.1	Sell	0.84%	10/12/2052	2,000	9
Goldman Sachs	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	10,120	(857)
Goldman Sachs	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	22,632	(2,200)
Morgan Stanley	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	20,240	(1,600)
Morgan Stanley	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	10,120	(838)
Morgan Stanley	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	10,120	(952)
Morgan Stanley	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	5,658	(476)
Morgan Stanley	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	5,658	(477)
Morgan Stanley	CMBX.NA.AJ.1	Sell	0.84%	10/12/2052	2,000	20
Morgan Stanley	CMBX.NA.AJ.1	Sell	0.84%	10/12/2052	2,000	(4)

All dollar amounts are shown in thousands (000's)

See accompanying notes

175

Schedule of Investments Core Plus Bond Fund I

April 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

CONVERTIBLE PREFERRED STOCKS (0.96%)			BONDS (continued)
Diversified Banking Institutions (0.62%)			Diversified Banking Institutions (continued)
Bank of America Corp	11,300 $	6,520	JP Morgan Chase & Co (continued)
			6.00%, 1/15/2018	$ 800 $	778
Regional Banks (0.34%)			7.90%, 4/29/2049 (b)	2,100	1,598
Wells Fargo & Co	5,800	3,584	Morgan Stanley

TOTAL CONVERTIBLE PREFERRED STOCKS	$ 10,104		1.40%, 1/ 9/2012 (b)	13,000	11,365

			0.56%, 4/19/2012	1,500	1,289
	Principal
			1.45%, 1/ 9/2014 (b)	1,200	969

	Amount	Value
	(000's)	(000's)			44,118

BONDS (50.57%)			Diversified Financial Services (0.92%)
Asset Backed Securities (0.00%)			American Express Travel Related Services Co
South Carolina Student Loan Corp			Inc
1.76%, 9/ 2/2014 (a)(b)	$ 22	22	5.25%, 11/21/2011 (c)	2,400	2,223
			Citigroup Capital XXI
Automobile Sequential (0.09%)			8.30%, 12/21/2057	2,900	1,765
Capital Auto Receivables Asset Trust			General Electric Capital Corp
1.90%, 10/15/2012 (b)	1,000	980	1.36%, 10/ 6/2015 (b)	7,500	5,345
			6.88%, 1/10/2039	500	392

Cellular Telecommunications (0.38%)					9,725

Verizon Wireless Capital LLC
5.25%, 2/ 1/2012 (c)	3,900	4,039	Electric - Integrated (0.34%)
			Duke Energy Carolinas LLC
Commercial Banks (0.71%)			5.75%, 11/15/2013	2,300	2,486
American Express Bank FSB			EDF SA
0.50%, 6/22/2009 (b)	5,100	5,059	5.50%, 1/26/2014 (c)	500	536
American Express Centurion Bank			6.50%, 1/26/2019 (c)	500	538

5.55%, 10/17/2012	1,300	1,241			3,560

Marshall & Ilsley Corp			Finance - Commercial (0.90%)
5.35%, 4/ 1/2011	900	724
			Caterpillar Financial Services Corp
Regions Bank/Birmingham AL			7.05%, 10/ 1/2018	5,390	5,327
7.50%, 5/15/2018	600	501

			CIT Group Inc
		7,525	1.39%, 6/ 8/2009 (b)	2,000	1,928

Diversified Banking Institutions (4.18%)			1.39%, 3/22/2010 (b)	300	251
Bank of America Corp			1.47%, 11/ 3/2010 (b)	400	266
8.00%, 12/29/2049 (b)	4,200	2,386	1.32%, 4/27/2011 (b)	2,400	1,493
8.13%, 12/29/2049 (b)	2,000	1,136	12.00%, 12/18/2018 (c)	500	205

Citigroup Inc					9,470

1.40%, 5/18/2010 (b)	500	470
			Finance - Consumer Loans (0.44%)
7.25%, 10/ 1/2010	900	834
			American General Finance Corp
6.00%, 2/21/2012	700	643
			1.52%, 8/17/2011 (b)	100	40
5.50%, 8/27/2012	400	357
			6.90%, 12/15/2017	3,200	1,290
5.63%, 8/27/2012	600	463
			SLM Corp
1.70%, 6/28/2013	4,000	3,880	4.00%, 1/15/2010	2,200	2,080
1.55%, 6/ 9/2016 (b)	300	163	1.25%, 7/26/2010 (b)	1,000	848
8.40%, 4/29/2049	5,000	3,344	4.50%, 7/26/2010	400	349

Goldman Sachs Group Inc/The					4,607

6.88%, 1/15/2011	800	838
1.45%, 8/ 5/2011 (b)	3,500	3,270	Finance - Credit Card (0.28%)
2.38%, 2/ 4/2013	200	219	American Express Credit Corp
			1.84%, 5/27/2010 (b)	500	479
5.25%, 10/15/2013	1,300	1,291
			0.68%, 12/ 2/2010 (b)	2,700	2,448

JP Morgan Chase & Co
1.35%, 12/21/2011 (b)	9,500	8,825			2,927

See accompanying notes

176

Schedule of Investments
Core Plus Bond Fund I
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Finance - Investment Banker & Broker (1.21%)			Medical Laboratory & Testing Service
Citigroup Funding Inc			(continued)
2.29%, 5/ 7/2010 (b)	$ 700 $	659	Roche Holdings Inc (continued)
			7.00%, 3/ 1/2039 (c)	$ 11,900 $	12,927

Merrill Lynch & Co Inc
1.33%, 8/14/2009 (b)	1,200	1,180			19,705

1.45%, 2/ 5/2010 (b)	800	767	Money Center Banks (0.07%)
1.93%, 3/22/2011 (b)	1,200	1,369	Bank of Scotland PLC
1.29%, 7/25/2011 (b)	2,200	1,907	1.34%, 12/ 8/2010 (b)(c)	600	533
1.37%, 11/ 1/2011 (b)	4,000	3,404	National Westminster Bank PLC
1.50%, 6/ 5/2012 (b)	4,200	3,426	7.38%, 10/ 1/2009	200	196

		12,712			729

Finance - Leasing Company (0.31%)			Mortgage Backed Securities (0.57%)
International Lease Finance Corp			Banc of America Funding Corp
4.38%, 11/ 1/2009	100	95	3.93%, 6/25/2034 (b)	340	289
1.47%, 5/24/2010 (b)	1,000	874	Bear Stearns Adjustable Rate Mortgage Trust
			4.76%, 12/25/2035 (b)	587	467
5.75%, 6/15/2011	3,000	2,287

			Bear Stearns Alt-A Trust
		3,256

			5.36%, 5/25/2035	524	298
Finance - Mortgage Loan/Banker (32.00%)			5.49%, 9/25/2035 (b)	48	25
Countrywide Home Loans Inc			Bear Stearns Commercial Mortgage Securities
4.13%, 9/15/2009	200	198	5.59%, 6/11/2040 (b)	2,558	2,514
Fannie Mae			5.70%, 6/11/2050	200	172
1.75%, 3/23/2011	131,300	132,574	Fannie Mae Grantor Trust
1.38%, 4/28/2011	75,000	75,158	7.50%, 6/25/2030	31	33
Freddie Mac			7.50%, 7/25/2042	46	50
0.00%, 2/ 1/2011 (b)	400	400	GSMPS Mortgage Loan Trust
1.27%, 4/ 1/2011 (b)	34,600	34,661	7.50%, 6/19/2032 (c)	218	183
1.21%, 4/ 7/2011 (b)	4,000	4,006	Mastr Reperforming Loan Trust
1.63%, 4/26/2011	75,000	75,468	7.00%, 8/25/2034 (c)	295	320
0.00%, 5/ 4/2011 (b)(d)(e)	14,700	14,699	Thornburg Mortgage Securities Trust
SLM Student Loan Trust			0.54%, 3/25/2037 (b)	1,738	1,510
1.13%, 4/25/2017 (b)	64	63	Wachovia Bank Commercial Mortgage Trust
1.59%, 10/25/2017 (b)	100	96	5.42%, 1/15/2045	200	163

		337,323			6,024

Insurance Brokers (0.23%)			Multi-Line Insurance (0.10%)
Marsh & McLennan Cos Inc			American International Group Inc
7.13%, 6/15/2009	2,400	2,379	4.95%, 3/20/2012	1,000	400
			8.25%, 8/15/2018 (c)	1,000	352
Life & Health Insurance (0.67%)			8.18%, 5/15/2058 (b)(c)	2,300	265

ASIF III Jersey Ltd					1,017

5.50%, 3/ 7/2011	6,800	6,234
			Non-Ferrous Metals (0.07%)
Prudential Financial Inc
2.03%, 6/10/2013 (b)	1,000	804	Corp Nacional del Cobre de Chile - CODELCO

			7.50%, 1/15/2019 (c)	700	746
		7,038

Medical - Drugs (0.20%)			Oil Company - Integrated (0.21%)
Novartis Capital Corp			Petroleos Mexicanos
4.13%, 2/10/2014	2,000	2,073	8.00%, 5/ 3/2019 (c)	2,100	2,234

Medical Laboratory & Testing Service (1.87%)			Pipelines (0.02%)
Roche Holdings Inc			TransCanada Pipelines Ltd
3.25%, 2/25/2011 (b)(c)	6,700	6,778	7.63%, 1/15/2039	200	219

See accompanying notes

177

Schedule of Investments Core Plus Bond Fund I

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			TAX-EXEMPT BONDS (1.48%)
Regional Authority (0.78%)			California (0.38%)
Province of Ontario Canada			California Educational Facilities Authority
6.50%, 3/ 8/2029	$ 4,700 $	4,654	Claremont Mckenna College
5.85%, 3/ 8/2033	3,800	3,545	5.00%, 1/ 1/2039	$ 4,100 $	4,001

		8,199

			District of Columbia (0.31%)
Regional Banks (2.66%)			District of Columbia
JP Morgan Chase Bank NA			5.25%, 12/ 1/2034	3,200	3,302
1.66%, 6/13/2016 (b)	3,500	2,469
Keycorp			New York (0.34%)
2.09%, 11/22/2010 (b)	900	1,025	New York City Municipal Water Finance
6.50%, 5/14/2013	800	760	Authority
USB Capital IX			5.75%, 6/15/2040	3,300	3,543
6.19%, 4/15/2049 (b)	800	444
			North Carolina (0.24%)
Wachovia Corp
1.26%, 10/15/2011 (b)	11,550	10,480	North Carolina Capital Facilities Finance
			Agency
Wells Fargo & Co			5.00%, 10/ 1/2038	2,500	2,567
7.98%, 2/28/2049 (b)	23,000	12,880

		28,058	Oregon (0.13%)

Reinsurance (0.42%)			Oregon State Department of Transportation/OR
Reinsurance Group of America Inc			5.00%, 11/15/2033	1,400	1,431
6.75%, 12/15/2011	5,050	4,395
			Pennsylvania (0.08%)
Schools (0.60%)			University of Pittsburgh/PA
Duke University			5.00%, 9/15/2028	800	817

4.20%, 4/ 1/2014	1,800	1,837	TOTAL TAX-EXEMPT BONDS	$ 15,661

5.15%, 4/ 1/2019	1,400	1,408
			U.S. GOVERNMENT & GOVERNMENT AGENCY
President and Fellows of Harvard College			OBLIGATIONS (78.28%)
6.00%, 1/15/2019 (c)	500	536	Federal Home Loan Mortgage Corporation
6.50%, 1/15/2039 (c)	2,400	2,504	(FHLMC) (0.64%)

		6,285	5.00%, 5/ 1/2039 (f)	5,700	5,859

			4.70%, 6/ 1/2035 (b)	890	906

Sovereign (0.02%)
					6,765

United Mexican States
5.95%, 3/19/2019	200	199	Federal National Mortgage Association (FNMA) (76.05%)
			6.00%, 5/ 1/2039 (f)	265,900	277,948
Special Purpose Entity (0.18%)			5.50%, 6/ 1/2039 (f)	48,600	50,149
Citigroup Capital XVIII			6.00%, 6/ 1/2039 (f)	32,000	33,370
6.83%, 6/28/2067 (b)	100	44	6.00%, 12/ 1/2031	50	53
Goldman Sachs Capital II			6.00%, 4/ 1/2033	52	55
5.79%, 12/29/2049 (b)	2,600	1,286
			6.00%, 7/ 1/2033	20	21
SMFG Preferred Capital GBP 1 Ltd
6.16%, 1/25/2017 (b)	364	196	5.00%, 10/ 1/2033	970	1,002
6.16%, 1/25/2017 (a)(c)	500	420	6.00%, 6/ 1/2034	33	35

		1,946	6.00%, 7/ 1/2034	25	26

			6.00%, 7/ 1/2034	35	36
Tobacco (0.14%)			6.00%, 8/ 1/2034	84	89
UST Inc			6.00%, 11/ 1/2034	86	91
5.75%, 3/ 1/2018	1,700	1,529

			6.00%, 4/ 1/2035	151	159
TOTAL BONDS	$ 533,039
			6.00%, 4/ 1/2035	87	92

			6.00%, 4/ 1/2035	21	21
			6.00%, 5/ 1/2035	82	86
			6.00%, 6/ 1/2035	134	140
			6.00%, 6/ 1/2035	1,648	1,728

See accompanying notes

178

Schedule of Investments
Core Plus Bond Fund I
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
6.00%, 7/ 1/2035	$ 1,192 $	1,250	6.00%, 12/ 1/2036	$ 435 $	456
4.61%, 8/ 1/2035 (b)	890	913	6.00%, 12/ 1/2036	1,000	1,047
5.09%, 9/ 1/2035 (b)	794	817	5.00%, 1/ 1/2037	42	43
6.00%, 9/ 1/2035	48	50	5.00%, 1/ 1/2037	300	309
6.00%, 9/ 1/2035	304	319	5.00%, 1/ 1/2037	900	927
6.00%, 10/ 1/2035	1,164	1,220	5.50%, 1/ 1/2037	500	519
6.00%, 10/ 1/2035	24	25	6.00%, 1/ 1/2037	206	216
6.00%, 2/ 1/2036	497	521	6.00%, 1/ 1/2037	23	25
6.00%, 2/ 1/2036	943	988	6.00%, 1/ 1/2037	1,305	1,366
5.00%, 4/ 1/2036	104	107	6.00%, 1/ 1/2037	882	924
6.00%, 4/ 1/2036	787	824	6.00%, 1/ 1/2037	21	22
5.00%, 5/ 1/2036	1,030	1,061	6.00%, 1/ 1/2037	540	565
6.00%, 5/ 1/2036	610	639	6.00%, 1/ 1/2037	1,025	1,073
5.00%, 6/ 1/2036	1,233	1,271	5.00%, 2/ 1/2037	882	908
5.00%, 6/ 1/2036	569	586	5.00%, 2/ 1/2037	402	414
5.50%, 6/ 1/2036	550	571	5.50%, 2/ 1/2037	66	68
6.00%, 6/ 1/2036	26	27	6.00%, 2/ 1/2037	522	547
6.00%, 7/ 1/2036	83	87	5.00%, 3/ 1/2037	900	927
6.00%, 8/ 1/2036	16	17	5.00%, 3/ 1/2037	680	700
6.00%, 8/ 1/2036	159	166	5.00%, 3/ 1/2037	300	309
6.00%, 8/ 1/2036	27	28	5.50%, 3/ 1/2037	1,199	1,243
6.00%, 8/ 1/2036	297	311	5.50%, 3/ 1/2037	477	495
6.00%, 8/ 1/2036	26	27	5.00%, 4/ 1/2037	1,154	1,188
6.00%, 9/ 1/2036	23	24	5.00%, 4/ 1/2037	300	309
6.00%, 9/ 1/2036	858	899	5.50%, 4/ 1/2037	385	399
6.00%, 9/ 1/2036	1,865	1,953	5.50%, 4/ 1/2037	604	626
6.00%, 9/ 1/2036	678	710	6.00%, 4/ 1/2037	1,298	1,359
6.00%, 9/ 1/2036	748	783	6.00%, 4/ 1/2037	504	528
6.00%, 10/ 1/2036	19	20	6.00%, 4/ 1/2037	847	887
6.00%, 10/ 1/2036	1,953	2,045	6.00%, 4/ 1/2037	76	80
6.00%, 10/ 1/2036	25	26	6.00%, 4/ 1/2037	874	914
6.00%, 10/ 1/2036	18	19	6.00%, 4/ 1/2037	274	286
6.00%, 10/ 1/2036	5,520	5,781	5.00%, 5/ 1/2037	400	412
6.00%, 10/ 1/2036	161	168	5.00%, 5/ 1/2037	596	614
6.00%, 10/ 1/2036	849	890	5.50%, 5/ 1/2037	169	175
6.00%, 10/ 1/2036	74	77	5.50%, 5/ 1/2037	37	38
6.00%, 10/ 1/2036	385	403	5.50%, 5/ 1/2037	209	217
6.00%, 11/ 1/2036	25	26	6.00%, 5/ 1/2037	39	40
6.00%, 11/ 1/2036	190	199	6.00%, 5/ 1/2037	412	431
6.00%, 11/ 1/2036	19	20	5.00%, 6/ 1/2037	100	103
6.00%, 11/ 1/2036	22	23	5.00%, 6/ 1/2037	89	92
6.00%, 11/ 1/2036	736	770	6.00%, 6/ 1/2037	20	21
6.00%, 12/ 1/2036	429	450	6.00%, 6/ 1/2037	864	905
6.00%, 12/ 1/2036	921	965	6.00%, 6/ 1/2037	477	499
6.00%, 12/ 1/2036	42	43	6.00%, 6/ 1/2037	734	768
6.00%, 12/ 1/2036	33	35	6.00%, 6/ 1/2037	51	54
6.00%, 12/ 1/2036	817	855	6.00%, 6/ 1/2037	843	882
6.00%, 12/ 1/2036	1,093	1,144	6.00%, 6/ 1/2037	947	991

See accompanying notes

179

Schedule of Investments
Core Plus Bond Fund I
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
5.00%, 7/ 1/2037	$ 31 $	32	6.00%, 9/ 1/2037	$ 20 $	21
5.50%, 7/ 1/2037	552	573	6.00%, 9/ 1/2037	2,877	3,011
6.00%, 7/ 1/2037	656	687	6.00%, 9/ 1/2037	855	895
6.00%, 7/ 1/2037	2,097	2,195	6.00%, 9/ 1/2037	1,554	1,627
6.00%, 7/ 1/2037	20	21	6.00%, 9/ 1/2037	22	23
6.00%, 7/ 1/2037	1,126	1,178	6.00%, 9/ 1/2037	35	36
6.00%, 7/ 1/2037	2,455	2,569	6.00%, 9/ 1/2037	881	922
6.00%, 7/ 1/2037	92	96	6.00%, 9/ 1/2037	11,600	12,139
6.00%, 7/ 1/2037	952	997	6.00%, 9/ 1/2037	500	523
6.00%, 7/ 1/2037	1,227	1,284	6.00%, 9/ 1/2037	508	531
6.00%, 7/ 1/2037	666	697	6.00%, 9/ 1/2037	376	393
6.00%, 7/ 1/2037	211	221	5.00%, 10/ 1/2037	811	834
6.00%, 7/ 1/2037	650	681	6.00%, 10/ 1/2037	22	23
6.00%, 7/ 1/2037	81	85	6.00%, 10/ 1/2037	167	174
6.00%, 7/ 1/2037	20	21	6.00%, 10/ 1/2037	755	790
6.00%, 7/ 1/2037	21	22	6.00%, 10/ 1/2037	27	28
6.00%, 7/ 1/2037	187	196	6.00%, 10/ 1/2037	742	777
6.00%, 7/ 1/2037	2,782	2,911	6.00%, 10/ 1/2037	20	21
6.00%, 7/ 1/2037	616	645	6.00%, 10/ 1/2037	1,089	1,140
6.00%, 7/ 1/2037	233	244	6.00%, 10/ 1/2037	86	90
6.00%, 7/ 1/2037	13	13	6.00%, 10/ 1/2037	1,097	1,148
6.00%, 7/ 1/2037	1,000	1,047	6.00%, 10/ 1/2037	796	834
6.00%, 7/ 1/2037	404	422	6.00%, 10/ 1/2037	2,374	2,484
5.00%, 8/ 1/2037	1,073	1,104	6.00%, 10/ 1/2037	19	20
5.00%, 8/ 1/2037	200	206	6.00%, 10/ 1/2037	614	642
6.00%, 8/ 1/2037	699	732	6.00%, 10/ 1/2037	768	804
6.00%, 8/ 1/2037	33	35	6.00%, 10/ 1/2037	902	944
6.00%, 8/ 1/2037	24	25	6.00%, 10/ 1/2037	2,825	2,957
6.00%, 8/ 1/2037	376	393	6.00%, 10/ 1/2037	906	948
6.00%, 8/ 1/2037	628	658	6.00%, 10/ 1/2037	27	29
6.00%, 8/ 1/2037	218	228	6.00%, 10/ 1/2037	410	429
6.00%, 8/ 1/2037	980	1,025	6.00%, 10/ 1/2037	6,001	6,280
6.00%, 8/ 1/2037	34	36	6.00%, 10/ 1/2037	1,800	1,884
6.00%, 8/ 1/2037	724	758	5.50%, 11/ 1/2037	7,251	7,520
6.00%, 8/ 1/2037	475	497	6.00%, 11/ 1/2037	163	170
6.00%, 8/ 1/2037	739	774	6.00%, 11/ 1/2037	21	22
6.00%, 8/ 1/2037	1,410	1,476	6.00%, 11/ 1/2037	894	936
6.00%, 8/ 1/2037	492	515	6.00%, 11/ 1/2037	1,132	1,184
6.00%, 8/ 1/2037	581	608	6.00%, 11/ 1/2037	32	34
5.00%, 9/ 1/2037	37	38	6.00%, 11/ 1/2037	20	21
6.00%, 9/ 1/2037	18	18	6.00%, 11/ 1/2037	284	297
6.00%, 9/ 1/2037	931	975	6.00%, 11/ 1/2037	325	340
6.00%, 9/ 1/2037	1,189	1,245	6.00%, 11/ 1/2037	849	889
6.00%, 9/ 1/2037	84	88	6.00%, 11/ 1/2037	1,243	1,301
6.00%, 9/ 1/2037	637	666	6.00%, 11/ 1/2037	945	989
6.00%, 9/ 1/2037	19	19	6.00%, 11/ 1/2037	945	989
6.00%, 9/ 1/2037	3,648	3,818	6.00%, 11/ 1/2037	17,582	18,399
6.00%, 9/ 1/2037	24	25	6.00%, 11/ 1/2037	894	936

See accompanying notes

180

Schedule of Investments
Core Plus Bond Fund I
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
6.00%, 11/ 1/2037	$ 1,556 $	1,628	6.00%, 1/ 1/2038	$ 840 $	879
6.00%, 11/ 1/2037	26	28	6.00%, 1/ 1/2038	29	30
6.00%, 11/ 1/2037	83	86	6.00%, 1/ 1/2038	672	703
6.00%, 11/ 1/2037	1,047	1,095	6.00%, 1/ 1/2038	464	486
6.00%, 11/ 1/2037	1,000	1,046	6.00%, 1/ 1/2038	378	395
6.00%, 11/ 1/2037	137	144	6.00%, 1/ 1/2038	377	394
6.00%, 11/ 1/2037	512	536	5.00%, 2/ 1/2038	740	762
6.00%, 11/ 1/2037	588	615	5.50%, 2/ 1/2038	476	494
6.00%, 11/ 1/2037	382	399	5.50%, 2/ 1/2038	3,444	3,572
6.00%, 11/ 1/2037	408	427	5.50%, 2/ 1/2038	209	217
6.00%, 11/ 1/2037	394	413	6.00%, 2/ 1/2038	23	24
5.00%, 12/ 1/2037	82	84	6.00%, 2/ 1/2038	583	610
5.50%, 12/ 1/2037	5,000	5,186	6.00%, 2/ 1/2038	51	53
6.00%, 12/ 1/2037	1,471	1,540	6.00%, 2/ 1/2038	766	801
6.00%, 12/ 1/2037	451	472	6.00%, 2/ 1/2038	889	930
6.00%, 12/ 1/2037	937	980	5.00%, 3/ 1/2038	193	199
6.00%, 12/ 1/2037	97	101	5.00%, 3/ 1/2038	109	112
6.00%, 12/ 1/2037	943	986	5.50%, 3/ 1/2038	583	605
6.00%, 12/ 1/2037	242	253	5.50%, 3/ 1/2038	1,207	1,252
6.00%, 12/ 1/2037	1,093	1,144	5.50%, 3/ 1/2038	1,128	1,170
6.00%, 12/ 1/2037	2,489	2,605	5.50%, 3/ 1/2038	242	251
6.00%, 12/ 1/2037	309	323	6.00%, 3/ 1/2038	146	153
6.00%, 12/ 1/2037	1,328	1,390	6.00%, 3/ 1/2038	139	145
6.00%, 12/ 1/2037	294	308	6.00%, 3/ 1/2038	718	751
6.00%, 12/ 1/2037	595	623	6.00%, 3/ 1/2038	427	447
6.00%, 12/ 1/2037	333	348	6.00%, 3/ 1/2038	33	34
6.00%, 12/ 1/2037	643	673	5.00%, 4/ 1/2038	565	582
6.00%, 12/ 1/2037	788	825	5.00%, 4/ 1/2038	110	114
6.00%, 12/ 1/2037	656	687	5.00%, 4/ 1/2038	108	111
6.00%, 12/ 1/2037	17,295	18,099	5.00%, 4/ 1/2038	1,000	1,030
6.00%, 12/ 1/2037	581	608	5.00%, 4/ 1/2038	400	412
6.00%, 12/ 1/2037	564	591	5.00%, 4/ 1/2038	120	124
5.00%, 1/ 1/2038	353	364	5.50%, 4/ 1/2038	692	718
5.50%, 1/ 1/2038	289	300	5.50%, 4/ 1/2038	27	28
5.50%, 1/ 1/2038	3,201	3,320	6.00%, 4/ 1/2038	1,073	1,123
5.50%, 1/ 1/2038	361	374	6.00%, 4/ 1/2038	344	360
5.50%, 1/ 1/2038	7,827	8,118	6.00%, 4/ 1/2038	778	814
5.50%, 1/ 1/2038	7,554	7,834	6.00%, 4/ 1/2038	715	748
6.00%, 1/ 1/2038	962	1,006	6.00%, 4/ 1/2038	852	892
6.00%, 1/ 1/2038	20	21	5.00%, 5/ 1/2038	500	515
6.00%, 1/ 1/2038	209	219	5.00%, 5/ 1/2038	400	412
6.00%, 1/ 1/2038	778	814	5.00%, 5/ 1/2038	864	890
6.00%, 1/ 1/2038	1,728	1,808	6.00%, 5/ 1/2038	1,278	1,337
6.00%, 1/ 1/2038	1,241	1,299	6.00%, 5/ 1/2038	536	561
6.00%, 1/ 1/2038	1,939	2,030	6.00%, 5/ 1/2038	884	925
6.00%, 1/ 1/2038	79	83	6.00%, 5/ 1/2038	85	89
6.00%, 1/ 1/2038	1,592	1,666	5.00%, 6/ 1/2038	312	321
6.00%, 1/ 1/2038	83	87	5.00%, 6/ 1/2038	368	379

See accompanying notes

181

Schedule of Investments
Core Plus Bond Fund I
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
5.50%, 6/ 1/2038	$ 65 $	67	6.00%, 9/ 1/2038	$ 767 $	803
5.50%, 6/ 1/2038	1,260	1,307	6.00%, 9/ 1/2038	6,759	7,074
5.50%, 6/ 1/2038	388	402	6.00%, 9/ 1/2038	769	805
6.00%, 6/ 1/2038	2,880	3,014	6.00%, 9/ 1/2038	871	911
6.00%, 6/ 1/2038	33	35	6.00%, 9/ 1/2038	1,249	1,307
6.00%, 6/ 1/2038	881	922	6.00%, 9/ 1/2038	851	891
6.00%, 6/ 1/2038	535	560	6.00%, 9/ 1/2038	86	90
6.00%, 6/ 1/2038	1,773	1,855	6.00%, 9/ 1/2038	2,536	2,654
6.00%, 6/ 1/2038	1,506	1,576	6.00%, 9/ 1/2038	820	858
6.00%, 6/ 1/2038	2,548	2,666	6.00%, 9/ 1/2038	706	738
6.00%, 6/ 1/2038	54	57	6.00%, 9/ 1/2038	836	875
6.00%, 6/ 1/2038	33	35	6.00%, 9/ 1/2038	1,890	1,978
6.00%, 6/ 1/2038	387	405	6.00%, 9/ 1/2038	239	251
6.00%, 6/ 1/2038	429	449	6.00%, 9/ 1/2038	874	914
6.00%, 6/ 1/2038	401	420	6.00%, 9/ 1/2038	946	990
5.00%, 7/ 1/2038	1,300	1,338	6.00%, 9/ 1/2038	633	662
5.00%, 7/ 1/2038	633	651	6.00%, 9/ 1/2038	880	921
5.50%, 7/ 1/2038	79	82	6.00%, 9/ 1/2038	906	948
5.50%, 7/ 1/2038	65	68	6.00%, 9/ 1/2038	669	700
6.00%, 7/ 1/2038	299	313	6.00%, 9/ 1/2038	22	23
6.00%, 7/ 1/2038	27	28	6.00%, 9/ 1/2038	1,689	1,767
6.00%, 7/ 1/2038	471	493	6.00%, 9/ 1/2038	3,545	3,710
6.00%, 7/ 1/2038	324	339	6.00%, 9/ 1/2038	358	375
6.00%, 7/ 1/2038	32	34	6.00%, 9/ 1/2038	339	355
6.00%, 7/ 1/2038	823	861	6.00%, 9/ 1/2038	1,082	1,132
6.00%, 7/ 1/2038	1,115	1,167	6.00%, 9/ 1/2038	1,246	1,304
6.00%, 7/ 1/2038	389	407	6.00%, 9/ 1/2038	111	116
6.00%, 7/ 1/2038	266	279	6.00%, 9/ 1/2038	277	290
6.00%, 7/ 1/2038	2,153	2,253	6.00%, 9/ 1/2038	1,000	1,047
6.00%, 7/ 1/2038	1,002	1,048	6.00%, 9/ 1/2038	419	439
6.00%, 7/ 1/2038	2,138	2,237	6.00%, 9/ 1/2038	17,129	17,924
6.00%, 7/ 1/2038	1,461	1,528	6.00%, 9/ 1/2038	605	633
6.00%, 8/ 1/2038	773	809	6.00%, 9/ 1/2038	500	523
6.00%, 8/ 1/2038	1,151	1,205	6.00%, 9/ 1/2038	495	518
6.00%, 8/ 1/2038	2,066	2,162	6.00%, 9/ 1/2038	361	377
6.00%, 8/ 1/2038	930	974	6.00%, 9/ 1/2038	497	520
6.00%, 8/ 1/2038	1,848	1,934	5.00%, 10/ 1/2038	400	412
6.00%, 8/ 1/2038	243	254	5.50%, 10/ 1/2038	64	66
6.00%, 8/ 1/2038	1,603	1,677	5.50%, 10/ 1/2038	203	211
6.00%, 8/ 1/2038	2,464	2,578	6.00%, 10/ 1/2038	1,565	1,638
6.00%, 8/ 1/2038	543	569	6.00%, 10/ 1/2038	31	33
6.00%, 8/ 1/2038	1,706	1,785	6.00%, 10/ 1/2038	873	914
6.00%, 8/ 1/2038	238	249	6.00%, 10/ 1/2038	597	625
6.00%, 8/ 1/2038	47	49	6.00%, 10/ 1/2038	20	21
6.00%, 8/ 1/2038	206	216	6.00%, 10/ 1/2038	271	283
6.00%, 8/ 1/2038	1,947	2,038	6.00%, 10/ 1/2038	1,849	1,935
5.50%, 9/ 1/2038	100	104	6.00%, 10/ 1/2038	21	22
6.00%, 9/ 1/2038	55	57	6.00%, 10/ 1/2038	20	21
See accompanying notes

182

Schedule of Investments
Core Plus Bond Fund I
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
6.00%, 10/ 1/2038	$ 1,798 $	1,882	6.00%, 2/ 1/2039	$ 1,362 $	1,425
6.00%, 10/ 1/2038	965	1,010	5.50%, 3/ 1/2039	599	621
6.00%, 10/ 1/2038	2,778	2,907	5.00%, 4/ 1/2039	319	328
6.00%, 10/ 1/2038	180	188	5.00%, 4/ 1/2039	875	901
6.00%, 10/ 1/2038	676	707	5.00%, 4/ 1/2039	130	134

6.00%, 10/ 1/2038	711	744			801,632

6.00%, 10/ 1/2038	21	22
			U.S. Treasury Inflation-Indexed Obligations (1.59%)
6.00%, 10/ 1/2038	2,277	2,383	0.88%, 4/15/2010	560	555
6.00%, 10/ 1/2038	500	523	3.50%, 1/15/2011	1,097	1,138
6.00%, 10/ 1/2038	1,000	1,046	3.00%, 7/15/2012	2,124	2,243
5.00%, 11/ 1/2038	1,167	1,202	1.88%, 7/15/2013	116	118
5.00%, 11/ 1/2038	100	103	2.00%, 7/15/2014	338	345
5.50%, 11/ 1/2038	1,876	1,946	1.63%, 1/15/2015	1,445	1,437
5.50%, 11/ 1/2038	782	811	2.38%, 1/15/2017	1,052	1,101
6.00%, 11/ 1/2038	123	128	2.63%, 7/15/2017	102	110
6.00%, 11/ 1/2038	679	711	2.38%, 1/15/2025	6,079	6,028
6.00%, 11/ 1/2038	2,149	2,248	1.75%, 1/15/2028	1,924	1,731
6.00%, 11/ 1/2038	88	93	2.50%, 1/15/2029	1,878	1,911

6.00%, 11/ 1/2038	937	980			16,717
6.00%, 11/ 1/2038	1,146	1,200

6.00%, 11/ 1/2038	1,262	1,321	TOTAL U.S. GOVERNMENT & GOVERNMENT
			AGENCY OBLIGATIONS	$ 825,114

6.00%, 11/ 1/2038	73	76
6.00%, 11/ 1/2038	1,689	1,768

6.00%, 11/ 1/2038	364	381	TOTAL PURCHASED OPTIONS	$ -

6.00%, 11/ 1/2038	9,400	9,837		Principal
5.00%, 12/ 1/2038	600	618		Amount	Value
5.00%, 12/ 1/2038	400	412		(000's)	(000's)

5.50%, 12/ 1/2038	479	497	REPURCHASE AGREEMENTS (2.97%)
5.50%, 12/ 1/2038	165	171	Mortgage Backed Securities (2.97%)
6.00%, 12/ 1/2038	2,034	2,128	United States Agency Repurchase
6.00%, 12/ 1/2038	29	31	Agreement; 0.16%; dated 04/30/2009
6.00%, 12/ 1/2038	857	896	maturing 05/01/2009 (collateralized by US
			Treasury Inflation Indexed Obligation;
6.00%, 12/ 1/2038	735	769	$34,762,000; 0.88%; dated 04/15/2010)	$ 31,300$	31,300

6.00%, 12/ 1/2038	1,993	2,085
			TOTAL REPURCHASE AGREEMENTS	$ 31,300

6.00%, 12/ 1/2038	22	24
			Total Investments	$ 1,415,218
6.00%, 12/ 1/2038	1,123	1,175
			Liabilities in Excess of Other Assets, Net - (34.26)%		(361,156)
6.00%, 12/ 1/2038	1,534	1,605

6.00%, 12/ 1/2038	1,980	2,072	TOTAL NET ASSETS - 100.00%	$ 1,054,062

6.00%, 12/ 1/2038	1,571	1,644
5.00%, 1/ 1/2039	555	571
5.00%, 1/ 1/2039	369	379
5.00%, 1/ 1/2039	300	309
5.50%, 1/ 1/2039	189	196
5.50%, 1/ 1/2039	281	291
5.50%, 1/ 1/2039	494	512
5.50%, 1/ 1/2039	7,769	8,057
5.00%, 2/ 1/2039	412	425
5.50%, 2/ 1/2039	1,000	1,037

See accompanying notes

183

Schedule of Investments Core Plus Bond Fund I April 30, 2009 (unaudited)

(a)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $442 or 0.04% of net assets.
(b) Variable Rate. Rate shown is in effect at April 30, 2009.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $35,339 or 3.35% of net assets.
(d)	Security purchased on a when-issued basis. See Notes to Financial
Statements.
(e) Non-Income Producing Security
(f)	Security was purchased in a "to-be-announced" ("TBA") transaction.
See Notes to Financial Statements.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 17,234
Unrealized Depreciation	(7,710)

Net Unrealized Appreciation (Depreciation)	9,524
Cost for federal income tax purposes	1,405,694
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	80.23%
Government	34.35%
Financial	14.25%
Consumer, Non-cyclical	2.81%
Revenue	1.49%
Communications	0.38%
Utilities	0.34%
Energy	0.23%
Asset Backed Securities	0.11%
Basic Materials	0.07%
Options	0.00%
Liabilities in Excess of Other Assets, Net	(34.26%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	54.97%
Currency Contracts	2.17%
Options	0.03%
Credit Default Swaps	0.01%
Interest Rate Swaptions	0.01%

See accompanying notes

184

Schedule of Investments
Core Plus Bond Fund I
April 30, 2009 (unaudited)

		Foreign Currency Contracts
						Net Unrealized
Foreign Currency	Delivery	Contracts				Appreciation
Purchase Contracts	Date	to Accept	In Exchange For		Value	(Depreciation)

Brazilian Real	6/2/2009	1,011,148		$444	$459	$15
British Pound	5/21/2009	50,176		73	75	2
Japanese Yen	5/7/2009	39,964,000		406	405	(1)

						Net Unrealized
Foreign Currency	Delivery	Contracts				Appreciation
Sale Contracts	Date	to Deliver	In Exchange For		Value	(Depreciation)

British Pound	5/21/2009	1,999,000		$2,947	$2,957	$(10)
Canadian Dollar	6/8/2009	5,452,000		4,445	4,572	(127)
Euro	5/14/2009	10,852,227		14,384	14,357	27

All dollar amounts are shown in thousands (000's)

Futures Contracts

						Current		Unrealized
					Original	Market		Appreciation/
Type			Buy/Sell	Contracts	Value	Value	(Depreciation)

3 month Euro Euribor; December 2010			Buy	133	$ 42,948	$ 43,047 $		99
3 month Euro Euribor; June 2010			Buy	133	43,159	43,243		84
3 month Euro Euribor; March 2010			Buy	15	4,871	4,888		17
3 month Euro Euribor; March 2011			Buy	119	38,359	38,440		81
3 month Euro Euribor; September 2010			Buy	131	42,420	42,508		88
90 day Eurodollar; December 2010			Buy	80	19,618	19,578		(40)
90 day Eurodollar; June 2010			Buy	80	19,697	19,686		(11)
90 day Eurodollar; March 2011			Buy	80	19,583	19,530		(53)
90 Day Eurodollar; September 2010			Buy	80	19,662	19,637		(25)
90 day Sterling; December 2010			Buy	14	2,514	2,521		7
90 day Sterling; June 2010			Buy	14	2,529	2,536		7
90 day Sterling; March 2010			Buy	14	2,537	2,544		7
90 day Sterling; September 2010			Buy	14	2,521	2,529		8
US 10 Year Note; June 2009			Buy	2,618	322,066	316,614		(5,452)
US 5 Year Note; June 2009			Buy	18	2,104	2,108		4
All dollar amounts are shown in thousands (000's)

Credit Default Swaps

								Unrealized
				Buy/Sell	(Pay)/Receive Expiration		Notional	Appreciation/
Counterparty (Issuer)	Reference Entity			Protection	Fixed Rate	Date	Amount	(Depreciation)

Deutsche Bank AG	General Electric Capital Corp; 5.63%; 09/15/2017			Sell	4.75%	12/20/2013 $	100	$ (7)
Deutsche Bank AG	General Electric Capital Corp; 5.63%; 09/15/2017			Sell	4.30%	12/20/2013	300	(26)
Deutsche Bank AG	General Electric Capital Corp; 5.63%; 09/15/2017			Sell	4.23%	12/20/2013	800	(73)
Deutsche Bank AG	General Electric Capital Corp; 5.63%; 09/15/2017			Sell	4.90%	12/20/2013	300	(20)
Deutsche Bank AG	United Mexican States; 7.50%; 04/04/2033			Sell	2.85%	12/20/2009	1,000	9
Deutsche Bank AG	CDX.IG12.5			Buy	(1.00)%	06/20/2014	700	(4)

All dollar amounts are shown in thousands (000's)

See accompanying notes

185

Schedule of Investments
Core Plus Bond Fund I
April 30, 2009 (unaudited)

Purchased options outstanding as of April 30, 2009:
Options

				Exercise	Expiration
Description (Security Description)				Price	Date	Contracts	Cost	Value

Put - Fannie Mae TBA; 5.50%;
07/13/2039				$ 88.50	07/06/2009	48,600,000 $	6	$ -

All dollar amounts are shown in thousands (000's)

Written options outstanding as of April 30, 2009:
Options

				Exercise	Expiration
Description (Security Description)				Price	Date	Contracts	Premium	Value

Call - US Treasury 10 Year Note
Future; June 2009				$ 126.00	05/22/2009	251	$ 61	$ (16)
Call - US Treasury 10 Year Note
Future; June 2009				128.00	05/22/2009	314	75	(10)
Call - US Treasury 10 Year Note
Future; June 2009				119.00	05/22/2009	496	193	(178)
Call - US Treasury 10 Year Note
Future; June 2009				122.00	05/22/2009	69	50	(113)
Put - Eurodollar Future; June 2009				98.50	06/15/2009	30	9	(1)
Put - Eurodollar Future; September
2009				98.50	09/14/2009	161	37	(18)
Put - Eurodollar Future; September
2009				98.63	09/14/2009	39	6	(5)

Interest Rate Swaptions

		Floating Rate Pay/Receive		Exercise	Expiration	Notional
Description (Security Description)	Counterparty (Issuer)	Index Floating Rate		Rate	Date	Amount	Premium	Value

Call - 7 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	2.35%	06/22/2009 $	19,000	$ 41	$ (17)
Put - 2 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	2.00	07/27/2009	2,500	6	(4)
Put - 5 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	2.75	05/22/2009	1,500	1	(4)
Put - 7 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	3.50	06/22/2009	19,000	28	(65)

All dollar amounts are shown in thousands (000's)

See accompanying notes

186

     Schedule of Investments Disciplined LargeCap Blend Fund

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.41%)			COMMON STOCKS (continued)

Advertising Agencies (0.37%)			Coal (0.25%)

Interpublic Group of Cos Inc (a)	568,498 $	3,559	Consol Energy Inc	153,149 $	4,791

Omnicom Group Inc	107,480	3,382

		6,941	Coatings & Paint (0.30%)

			Valspar Corp	234,360	5,625
Aerospace & Defense (2.08%)

General Dynamics Corp	234,292	12,106	Commercial Banks (0.64%)

Lockheed Martin Corp	211,136	16,581	BB&T Corp	520,405	12,146
Raytheon Co	237,328	10,734

		39,421	Commercial Services - Finance (1.76%)

			Equifax Inc	114,837	3,349
Aerospace & Defense Equipment (1.55%)
			Mastercard Inc	60,336	11,068
Goodrich Corp	189,785	8,403
			Moody's Corp	273,285	8,067
United Technologies Corp	427,901	20,899

			Western Union Co/The	648,169	10,857

		29,302

					33,341

Agricultural Chemicals (0.76%)
			Computer Services (0.40%)
Monsanto Co	170,118	14,441
			Affiliated Computer Services Inc (a)	90,467	4,377

Applications Software (1.86%)			Computer Sciences Corp (a)	85,603	3,164

Compuware Corp (a)	562,134	4,205			7,541

Microsoft Corp	1,530,888	31,016	Computers (5.38%)

		35,221	Apple Inc (a)	267,474	33,656

Athletic Footwear (0.61%)			Hewlett-Packard Co	791,801	28,489

NIKE Inc	219,563	11,520	IBM Corp (b)	386,385	39,879

					102,024

Auto - Car & Light Trucks (0.11%)
			Computers - Integrated Systems (0.21%)
Ford Motor Co (a)	350,383	2,095
			NCR Corp (a)	389,378	3,952

Beverages - Non-Alcoholic (2.77%)
			Consumer Products - Miscellaneous (0.93%)
Coca-Cola Co/The	575,417	24,772
			Clorox Co	72,528	4,065
Coca-Cola Enterprises Inc	674,169	11,501
			Jarden Corp (a)	239,037	4,805
Pepsi Bottling Group Inc	126,500	3,956
			Kimberly-Clark Corp	178,853	8,789

PepsiCo Inc	246,844	12,283

					17,659

		52,512

			Containers - Metal & Glass (0.22%)
Beverages - Wine & Spirits (0.22%)
			Crown Holdings Inc (a)	188,624	4,159
Constellation Brands Inc (a)	356,257	4,129

			Containers - Paper & Plastic (0.27%)
Building - Residential & Commercial (0.26%)
			Pactiv Corp (a)	139,763	3,055
DR Horton Inc	383,248	5,001
			Sonoco Products Co	82,733	2,020

					5,075

Cable/Satellite TV (1.04%)

Comcast Corp - Class A	1,274,882	19,710	Cosmetics & Toiletries (1.79%)

			Colgate-Palmolive Co	39,998	2,360

Chemicals - Diversified (0.15%)			Procter & Gamble Co	639,806	31,632

FMC Corp	57,701	2,812			33,992

Chemicals - Specialty (0.47%)			Dialysis Centers (0.15%)

Ashland Inc	97,328	2,137	DaVita Inc (a)	60,953	2,826

Eastman Chemical Co	86,289	3,424
			Diversified Banking Institutions (4.83%)
International Flavors & Fragrances Inc	56,280	1,756
			Bank of America Corp	1,526,500	13,632
Sigma-Aldrich Corp	37,277	1,634

			Citigroup Inc	1,246,429	3,802
		8,951

See accompanying notes

187

     Schedule of Investments Disciplined LargeCap Blend Fund

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Banking Institutions (continued)			Food - Canned (0.17%)
Goldman Sachs Group Inc/The	185,669 $	23,858	Del Monte Foods Co	429,863 $	3,245
JP Morgan Chase & Co	1,210,346	39,941
Morgan Stanley	436,303	10,314	Food - Dairy Products (0.31%)

		91,547	Dean Foods Co (a)	284,669	5,893

Diversified Manufacturing Operations (2.79%)			Food - Meat Products (0.30%)
3M Co	52,295	3,012	Hormel Foods Corp	179,224	5,608
General Electric Co	2,713,653	34,328
Honeywell International Inc	380,438	11,873	Food - Miscellaneous/Diversified (0.50%)
ITT Corp	90,390	3,707	HJ Heinz Co	227,367	7,826

		52,920	Kraft Foods Inc	73,396	1,717

					9,543

E-Commerce - Services (0.15%)
eBay Inc (a)	170,416	2,807	Food - Retail (0.72%)
			Kroger Co/The	244,693	5,290
Electric - Integrated (2.89%)			SUPERVALU Inc	505,758	8,269

American Electric Power Co Inc	60,113	1,586			13,559

CMS Energy Corp	852,885	10,252
			Food - Wholesale & Distribution (0.00%)
Consolidated Edison Inc	264,589	9,824
			Sysco Corp	756	18
Northeast Utilities	293,460	6,168
NSTAR	123,769	3,888	Gas - Distribution (0.79%)
PG&E Corp	320,279	11,889	Sempra Energy	239,126	11,005
Public Service Enterprise Group Inc	376,325	11,229	UGI Corp	174,075	3,993

Southern Co/The	70	2			14,998

		54,838

			Hotels & Motels (0.65%)
Electric Products - Miscellaneous (0.25%)			Choice Hotels International Inc	135,592	4,058
AMETEK Inc	147,688	4,757	Wyndham Worldwide Corp	715,867	8,362

					12,420

Electronic Components - Semiconductors (3.03%)
Altera Corp	301,377	4,915	Instruments - Scientific (0.48%)
Intel Corp	1,920,154	30,300	Thermo Fisher Scientific Inc (a)	261,704	9,181
Nvidia Corp (a)	292,335	3,356
			Internet Infrastructure Software (0.24%)
QLogic Corp (a)	563,116	7,985
			F5 Networks Inc (a)	163,746	4,465
Texas Instruments Inc	605,563	10,937

		57,493	Internet Security (0.62%)

Electronic Connectors (0.22%)			McAfee Inc (a)	579	22
Amphenol Corp	121,558	4,114	Symantec Corp (a)	684,052	11,800

					11,822

Engineering - Research & Development Services (0.32%)
			Investment Management & Advisory Services (0.90%)
Fluor Corp	159,272	6,032
			Ameriprise Financial Inc	375,475	9,894
Enterprise Software & Services (0.86%)			Invesco Ltd	165,674	2,439
BMC Software Inc (a)	131,400	4,556	Janus Capital Group Inc	136,420	1,368
Oracle Corp	603,794	11,677	T Rowe Price Group Inc	85,605	3,297

		16,233			16,998

Fiduciary Banks (0.38%)			Life & Health Insurance (1.27%)
Bank of New York Mellon Corp/The	28,207	719	Aflac Inc	148,493	4,290
State Street Corp	191,518	6,536	Torchmark Corp	302,892	8,884

		7,255	Unum Group	671,433	10,971

					24,145

See accompanying notes

188

     Schedule of Investments Disciplined LargeCap Blend Fund

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - Construction & Mining (0.23%)			Metal Processors & Fabrication (0.00%)
Caterpillar Inc	122,554 $	4,360	Precision Castparts Corp	293 $	22

Machinery - Pumps (0.55%)			Motion Pictures & Services (0.26%)
Flowserve Corp	153,509	10,423	DreamWorks Animation SKG Inc (a)	207,819	4,990

Medical - Biomedical/Gene (1.62%)			Multi-Line Insurance (0.50%)
Amgen Inc (a)	165,553	8,024	MetLife Inc	318,666	9,480
Gilead Sciences Inc (a)	396,842	18,175
Life Technologies Corp (a)	120,816	4,507	Multimedia (0.54%)

		30,706	McGraw-Hill Cos Inc/The	286,429	8,636

			Walt Disney Co/The	72,755	1,593

Medical - Drugs (5.13%)
					10,229

Abbott Laboratories	538,918	22,554
Bristol-Myers Squibb Co	722,573	13,873	Networking Products (1.71%)
Eli Lilly & Co	403,881	13,296	Cisco Systems Inc (a)	1,675,651	32,374
Forest Laboratories Inc (a)	197,884	4,292
			Non-Ferrous Metals (0.08%)
King Pharmaceuticals Inc (a)	318,043	2,506
			Titanium Metals Corp	210,850	1,432
Merck & Co Inc/NJ	250,890	6,082
Pfizer Inc	1,122,272	14,994	Oil - Field Services (0.74%)
Schering-Plough Corp	516,397	11,887	Oceaneering International Inc (a)	65,838	3,000
Wyeth	182,252	7,727	Schlumberger Ltd	127,966	6,269

		97,211	Superior Energy Services Inc (a)	252,672	4,854

Medical - Generic Drugs (0.09%)					14,123

Mylan Inc/PA (a)	130,243	1,726	Oil & Gas Drilling (0.34%)
Watson Pharmaceuticals Inc (a)	597	18	Diamond Offshore Drilling Inc	32,894	2,382

		1,744	Pride International Inc (a)	175,930	3,993

Medical - HMO (0.69%)					6,375

Aetna Inc	328,878	7,239	Oil Company - Exploration & Production (1.72%)
CIGNA Corp	298,853	5,890	Noble Energy Inc	144,464	8,198

		13,129	Occidental Petroleum Corp	319,773	18,000

Medical - Wholesale Drug Distribution (0.47%)			Southwestern Energy Co (a)	180,887	6,487

McKesson Corp	239,126	8,848			32,685

			Oil Company - Integrated (6.51%)
Medical Information Systems (0.11%)
			Chevron Corp	603,531	39,893
IMS Health Inc	161,581	2,029
			ConocoPhillips	124,407	5,101
Medical Instruments (0.55%)			Exxon Mobil Corp (b)	1,177,178	78,483

Medtronic Inc	28,420	910			123,477

St Jude Medical Inc (a)	282,910	9,483	Oil Field Machinery & Equipment (1.41%)

		10,393	Cameron International Corp (a)	406,622	10,401

Medical Products (2.50%)			Dresser-Rand Group Inc (a)	186,033	4,582
Baxter International Inc	214,166	10,387	FMC Technologies Inc (a)	153,286	5,247
Becton Dickinson and Co	128,254	7,757	National Oilwell Varco Inc (a)	215,869	6,537

Johnson & Johnson	558,646	29,251			26,767

		47,395	Oil Refining & Marketing (0.74%)

Metal - Copper (0.33%)			Tesoro Corp	588,829	8,980
Freeport-McMoRan Copper & Gold Inc	147,105	6,274	Valero Energy Corp	258,385	5,126

					14,106

See accompanying notes

189

     Schedule of Investments Disciplined LargeCap Blend Fund

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Pharmacy Services (1.32%)			Retail - Restaurants (1.49%)
Express Scripts Inc (a)	179,410 $	11,477	Darden Restaurants Inc	99,617$	3,683
Medco Health Solutions Inc (a)	210,345	9,160	McDonald's Corp	342,326	18,243
Omnicare Inc	170,162	4,375	Yum! Brands Inc	191,378	6,382

		25,012			28,308

Pipelines (0.43%)			Semiconductor Equipment (0.11%)
El Paso Corp	1,168,734	8,064	Teradyne Inc (a)	360,980	2,144

Property & Casualty Insurance (1.04%)			Steel - Producers (0.51%)
Chubb Corp	168,434	6,561	Nucor Corp	141,676	5,765
Travelers Cos Inc/The	321,937	13,244	Schnitzer Steel Industries Inc	77,513	3,841

		19,805			9,606

Regional Banks (2.34%)			Telecommunication Equipment (0.23%)
Comerica Inc	135,507	2,843	Harris Corp	144,721	4,426
Fifth Third Bancorp	479,877	1,968
PNC Financial Services Group Inc	228,236	9,061	Telecommunication Services (0.50%)
US Bancorp	160,322	2,921	Embarq Corp	260,592	9,527
Wells Fargo & Co	1,375,686	27,527

			Telephone - Integrated (3.00%)
		44,320

			AT&T Inc	1,216,388	31,164
REITS - Diversified (0.15%)			Frontier Communications Corp	740,435	5,264
Digital Realty Trust Inc	78,482	2,826	Qwest Communications International Inc	1,160,550	4,515
			Verizon Communications Inc	522,686	15,858

REITS - Healthcare (0.24%)
					56,801

Ventas Inc	158,023	4,526
			Tobacco (2.14%)
Retail - Apparel & Shoe (0.26%)			Altria Group Inc	891,401	14,557
Ross Stores Inc	130,923	4,967	Philip Morris International Inc	524,088	18,972
			Reynolds American Inc	182,861	6,945

Retail - Building Products (1.59%)					40,474

Home Depot Inc	777,539	20,465
			Tools - Hand Held (0.36%)
Lowe's Cos Inc	447,378	9,618

			Snap-On Inc	81,302	2,758
		30,083

			Stanley Works/The	108,871	4,140

Retail - Consumer Electronics (0.59%)					6,898

Best Buy Co Inc	291,184	11,176
			Transport - Rail (1.74%)
Retail - Discount (2.15%)			Burlington Northern Santa Fe Corp	99,550	6,718
Big Lots Inc (a)	293,944	8,125	Norfolk Southern Corp	313,280	11,178
Wal-Mart Stores Inc	645,713	32,544	Union Pacific Corp	307,149	15,093

		40,669			32,989

Retail - Drug Store (0.20%)			Transport - Services (0.17%)
CVS Caremark Corp	116,689	3,708	United Parcel Service Inc	62,265	3,259

Retail - Major Department Store (0.17%)			Web Portals (1.03%)
JC Penney Co Inc	102,818	3,155	Google Inc (a)	44,290	17,537
			Sohu.com Inc (a)	37,677	1,965

Retail - Regional Department Store (0.51%)					19,502

Kohl's Corp (a)	124,123	5,629
			Wireless Equipment (1.10%)
Macy's Inc	292,586	4,003

			Qualcomm Inc	493,351	20,879

		9,632

			TOTAL COMMON STOCKS	$ 1,846,406

See accompanying notes

190

Schedule of Investments
Disciplined LargeCap Blend Fund
April 30, 2009 (unaudited)

				Other Assets Summary (unaudited)
	Principal

	Amount	Value	Asset Type		Percent

	(000's)	(000's)	Futures		2.48%

REPURCHASE AGREEMENTS (2.42%)
Diversified Banking Institutions (2.42%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $15,572,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 15,267$	15,267
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $15,572,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	15,267	15,267
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $15,572,000; 1.00% - 7.125%;
dated 05/04/09 - 02/15/30)	15,266	15,266

		45,800

TOTAL REPURCHASE AGREEMENTS	$ 45,800

Total Investments	$ 1,892,206
Other Assets in Excess of Liabilities, Net - 0.17%		3,188

TOTAL NET ASSETS - 100.00%	$ 1,895,394

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $13,991 or 0.74% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 127,726
Unrealized Depreciation		(371,151)

Net Unrealized Appreciation (Depreciation)		(243,425)
Cost for federal income tax purposes		2,135,631
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		23.69%
Financial		14.71%
Energy		12.16%
Technology		11.96%
Industrial		11.23%
Communications		10.52%
Consumer, Cyclical		9.29%
Utilities		3.68%
Basic Materials		2.59%
Other Assets in Excess of Liabilities, Net		0.17%

TOTAL NET ASSETS		100.00%

See accompanying notes

191

Schedule of Investments
Disciplined LargeCap Blend Fund
April 30, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; June 2009	Buy	216	$ 42,641	$ 46,981	$ 4,340
All dollar amounts are shown in thousands (000's)

See accompanying notes

192

     Schedule of Investments Diversified International Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.44%)			COMMON STOCKS (continued)
Advertising Sales (0.30%)			Auto - Car & Light Trucks (continued)
Teleperformance	119,745 $	3,478	Toyota Motor Corp	354,452 $	13,837

					29,869

Advertising Services (0.03%)
			Auto/Truck Parts & Equipment - Original (0.12%)
Aegis Group PLC	298,262	403
			Hyundai Mobis	18,469	1,414
Aerospace & Defense (1.19%)
			Auto/Truck Parts & Equipment - Replacement (0.02%)
BAE Systems PLC	1,067,662	5,658
			Xinyi Glass Holdings Co Ltd	382,000	240
Finmeccanica SpA	283,247	4,021
MTU Aero Engines Holding AG	113,293	3,820
			Batteries & Battery Systems (0.07%)
VT Group PLC	75,395	518	NPC Inc	6,800	304

		14,017	Simplo Technology Co Ltd	135,000	516

Aerospace & Defense Equipment (0.27%)					820

Cobham PLC	1,196,285	3,124
			Beverages - Wine & Spirits (0.02%)
			Davide Campari-Milano SpA	34,795	236
Agricultural Chemicals (1.06%)
Agruim Inc (a)	83,100	3,565
			Brewery (0.82%)
Syngenta AG	41,474	8,903	Anheuser-Busch InBev NV	268,704	8,289

		12,468	Cia de Bebidas das Americas ADR	25,113	1,416

Agricultural Operations (0.65%)					9,705

Golden Agri-Resources Ltd	17,598,600	4,398
			Building - Heavy Construction (0.66%)
Indofood Agri Resources Ltd (a)	360,000	223	ACS Actividades de Construccion y
Wilmar International Ltd	1,282,000	3,100	Servicios SA	133,782	6,717

		7,721	Aecon Group Inc	29,200	278

Airlines (0.07%)			Daewoo Engineering & Construction Co Ltd	60,790	533
Air China Ltd	904,000	429	Nippo Corp	38,274	288

easyJet PLC (a)	73,356	345			7,816

		774	Building - Maintenance & Service (0.24%)

Airport Development & Maintenance (0.05%)			Aeon Delight Co Ltd	19,800	252
Beijing Capital International Airport Co Ltd	996,000	636	Babcock International Group	404,974	2,616

					2,868

Apparel Manufacturers (0.03%)			Building - Residential & Commercial (0.39%)
Benetton Group SpA	37,584	300	Berkeley Group Holdings PLC (a)	132,140	1,917
			Corp GEO SAB de CV (a)	333,300	434
Appliances (0.04%)
			Gafisa SA	49,100	430
SEB SA	12,419	421
			Persimmon PLC	329,513	1,865

Applications Software (0.41%)					4,646

Check Point Software Technologies Ltd (a)	40,945	949	Building & Construction - Miscellaneous (1.08%)
NSD Co Ltd	23,700	185	Balfour Beatty PLC	741,566	3,700
Sage Group PLC	1,328,684	3,646	Bouygues SA	106,919	4,600

		4,780	China Communications Construction Co Ltd	232,000	280

Athletic Footwear (0.03%)			Hochtief AG	77,756	3,735
Puma AG Rudolf Dassler Sport	1,862	399	Maeda Corp	62,000	199
			United Group Ltd	37,279	260

Auto - Car & Light Trucks (2.53%)					12,774

Daihatsu Motor Co Ltd	316,000	2,832
			Building Products - Cement & Aggregate (1.18%)
Honda Motor Co Ltd	438,400	12,647
			Adelaide Brighton Ltd	234,479	359
Hyundai Motor Co	10,349	553
			Anhui Conch Cement Co Ltd	128,000	858
			Cemex SAB de CV (a)	366,477	271

See accompanying notes

193

     Schedule of Investments Diversified International Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Building Products - Cement & Aggregate			Coatings & Paint (0.03%)
(continued)			KCC Corp	1,260 $	350
CRH PLC	248,182 $	6,525
Italcementi SpA	178,920	2,179	Commercial Banks (8.26%)
Pretoria Portland Cement Co Ltd	114,807	444	Axis Bank Ltd	80,084	892
Sumitomo Osaka Cement Co Ltd	92,000	206	Banco do Brasil SA	101,194	867
Taiheiyo Cement Corp	1,319,000	2,314	Banco Santander SA	1,342,995	12,918
Taiwan Cement Corp	802,000	766	Bangkok Bank Public Co (a)	200,400	487

		13,922	Bank Mandiri Tbk PT	2,531,683	664

Cable/Satellite TV (0.37%)			Bank of China Ltd	6,441,000	2,410
Jupiter Telecommunications Co Ltd	1,749	1,229	Bank of Kyoto Ltd/The	346,000	2,765
SKY Perfect JSAT Holdings Inc	8,727	3,124	Bank Rakyat Indonesia	2,731,000	1,496

		4,353	Bankinter SA	23,753	283

			Canadian Western Bank	22,700	254
Casino Hotels (0.07%)
			China Construction Bank Corp	3,493,691	2,038
Resorts World Bhd	1,173,300	798
			DnB NOR ASA	745,200	4,739
Casino Services (0.30%)			Hang Seng Bank Ltd	338,000	3,777
Mars Engineering Corp	6,800	190	ICICI Bank Ltd ADR	16,616	343
Sankyo Co Ltd	65,700	3,318	Industrial and Commercial Bank of China Ltd	4,494,000	2,586

		3,508	Intesa Sanpaolo SpA	1,666,435	5,374

			Itau Unibanco Banco Multiplo SA ADR	51,187	703
Cellular Telecommunications (2.44%)
			Komercni Banka AS	3,887	527
Advanced Info Service PCL (a)	189,800	425
			National Bank of Greece SA	121,155	2,555
America Movil SAB de CV ADR	77,627	2,550
			Oversea-Chinese Banking Corp Ltd	1,435,000	5,699
China Mobile Ltd	294,639	2,559
			Powszechna Kasa Oszczednosci Bank Polski
MTN Group Ltd	75,182	985	SA	102,468	823
NTT DoCoMo Inc	3,955	5,494	Royal Bank of Canada (a)	278,300	9,865
SK Telecom Co Ltd	2,515	360	Seven Bank Ltd	1,472	3,463
Tim Participacoes SA	137,765	230	Shizuoka Bank Ltd/The	382,000	3,424
Vimpel-Communications ADR	48,305	455	Siam Commercial Bank Public (a)(b)	143,200	245
Vivo Participacoes SA ADR	19,289	308	Standard Bank Group Ltd	75,285	733
Vodafone Group PLC	8,351,802	15,407	Standard Chartered PLC	348,116	5,449

		28,773	State Bank of India Ltd	31,126	1,743

Chemicals - Diversified (0.55%)			Suruga Bank Ltd	438,000	3,717
Nippon Kayaku Co Ltd	52,631	283	Taiwan Cooperative Bank (a)	1,334,000	724
Nippon Soda Co Ltd	69,000	225	Torinto Dominion Bank (a)	205,800	8,123
Nufarm Ltd/Australia	358,749	3,449	Turkiye Halk Bankasi AS	190,425	666
Tokuyama Corp	436,000	2,582	Turkiye Vakiflar Bankasi Tao	1,392,087	1,575

		6,539	United Overseas Bank Ltd	664,000	5,158

			VTB Bank OJSC	147,439	271

Chemicals - Specialty (0.03%)
					97,356

Lintec Corp	21,814	297
			Commercial Services (0.56%)
Circuit Boards (0.34%)			Aggreko PLC	340,647	2,913
Ibiden Co Ltd	138,500	4,017	Daiseki Co Ltd	12,700	243
			Intertek Group PLC	228,417	3,450

Coal (0.16%)					6,606

Banpu Public Co Ltd (a)	57,700	466
Tambang Batubara Bukit Asam Tbk PT	1,069,000	959	Computer Data Security (0.34%)
Yanzhou Coal Mining Co Ltd	537,995	509	Gemalto NV (a)	124,974	3,960

		1,934

See accompanying notes

194

     Schedule of Investments Diversified International Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computer Services (0.43%)			Diversified Minerals (continued)
CGI Group Inc (a)	474,300 $	4,205	BHP Billiton Ltd	578,547 $	13,989
CSK Holdings Corp	41,500	218	BHP Billiton PLC	272,098	5,732
Infosys Technologies Ltd ADR	22,601	697	Xstrata PLC	1,112,229	9,996

		5,120			37,855

Computers (0.34%)			Diversified Operations (2.06%)
Acer Inc	463,285	887	Groupe Bruxelles Lambert SA	65,775	4,783
Compal Electronics Inc	1,064,000	904	GS Holdings Corp	14,980	360
HTC Corp	74,000	1,002	Haci Omer Sabanci Holding AS ADR	3	-
Quanta Computer Inc	629,000	939	Hutchison Whampoa Ltd	1,286,000	7,633
Wincor Nixdorf AG	5,221	262	Inmarsat PLC	640,662	4,608

		3,994	LG Corp	19,601	866

			Mitie Group PLC	156,010	483
Computers - Integrated Systems (0.02%)
Ingenico	14,906	274	Noble Group Ltd	4,853,400	4,262
			Shanghai Industrial Holdings Ltd	370,000	1,275

Computers - Peripheral Equipment (0.04%)					24,270

Lite-On Technology Corp	541,000	433	E-Commerce - Services (0.44%)
			Rakuten Inc	10,222	5,162
Consulting Services (0.04%)
Bureau Veritas SA	11,432	469	Electric - Generation (0.07%)
			Huaneng Power International Inc	1,202,000	822
Cosmetics & Toiletries (0.04%)
Natura Cosmeticos SA	40,700	483	Electric - Integrated (3.27%)
			Atco Ltd	17,900	515
Diversified Banking Institutions (4.34%)
			Centrais Eletricas Brasileiras SA (a)	44,671	576
Barclays PLC	1,086,737	4,526
			Cia Paranaense de Energia	46,700	584
BNP Paribas	166,758	8,881
			E.ON AG	293,460	9,882
Credit Agricole SA	356,546	5,284
			Emera Inc	125,700	2,081
Credit Suisse Group AG	50,962	1,991
			Empresa Nacional de Electricidad SA/Chile	465,066	594
Deutsche Bank AG	67,468	3,588
			Enel SpA	1,078,658	5,898
HSBC Holdings PLC	2,434,041	17,302
			GDF Suez	182,411	6,589
Mitsubishi UFJ Financial Group Inc	1,028,600	5,580
			Okinawa Electric Power Co Inc/The	3,100	147
UBS AG	286,949	4,010

			Public Power Corp SA	198,008	3,843
		51,162

			Reliance Infrastructure Ltd	33,823	470
Diversified Financial Services (0.34%)			RWE AG	91,786	6,625
China Development Financial Holding Corp	1,708,000	436	Tenaga Nasional BHD	356,800	737

Hana Financial Group Inc	83,140	1,432			38,541

International Personal Finance	155,784	336
			Electric - Transmission (0.35%)
Korea Investment Holdings Co Ltd	13,520	343
			Terna Rete Elettrica Nazionale SpA	1,289,777	4,160
SinoPac Financial Holdings Co Ltd	1,539,000	405
Yuanta Financial Holding Co Ltd (a)	1,795,000	1,053	Electric Products - Miscellaneous (0.17%)

		4,005	LG Electronics Inc	16,156	1,335

Diversified Manufacturing Operations (0.32%)			Vossloh AG	6,081	626

Cookson Group PLC	1,234,600	356			1,961

Smiths Group PLC	293,616	3,186	Electronic Components - Miscellaneous (0.46%)
Ten Cate NV	15,009	289	AU Optronics Corp	400,000	414

		3,831	Chemring Group PLC	17,717	553

Diversified Minerals (3.21%)			Hon Hai Precision Industry Co Ltd	166,506	481
Anglo American PLC	328,573	7,213	Hosiden Corp	27,700	337
Anglo American PLC	41,563	925	LG Display Co Ltd	17,070	417

See accompanying notes

195

     Schedule of Investments Diversified International Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Miscellaneous			Food - Catering (continued)
(continued)			Sodexo	68,267 $	3,296

Nippon Electric Glass Co Ltd	400,000 $	3,204

					7,712

		5,406

			Food - Miscellaneous/Diversified (1.74%)
Electronic Components - Semiconductors (0.49%)			Fuji Oil Co Ltd	38,200	378
MediaTek Inc	82,000	854
			Maruha Nichiro Holdings Inc	155,000	204
Samsung Electronics Co Ltd	10,549	4,868

			Nestle SA	575,220	18,829
		5,722

			Tiger Brands Ltd	41,665	652
E-Marketing & Information (0.03%)			Unicharm Petcare Corp	9,100	244
CyberAgent Inc	571	369	Viscofan SA	9,059	170

					20,477

Engineering - Research & Development Services (0.33%)
COMSYS Holdings Corp	40,000	324	Food - Retail (1.28%)
			Cia Brasileira de Distribuicao Grupo Pao de
Imtech NV	20,192	317
			Acucar ADR	23,220	750
Larsen & Toubro Ltd (b)	20,237	379
			Colruyt SA	14,254	3,248
Toyo Engineering Corp	121,000	383
			Jeronimo Martins SGPS SA	45,892	260
WorleyParsons Ltd	187,257	2,486

			Koninklijke Ahold NV	630,599	6,952
		3,889

			WM Morrison Supermarkets PLC	1,054,158	3,848

Enterprise Software & Services (0.47%)					15,058

Autonomy Corp PLC (a)	251,729	5,329
			Forestry (0.21%)
Aveva Group PLC	22,383	187

			Sino-Forest Corp (a)	285,600	2,499
		5,516

Entertainment Software (0.23%)			Gas - Distribution (0.18%)
Capcom Co Ltd	154,100	2,659	Canadian Utilities Ltd	61,400	1,775
			Korea Gas Corp	12,135	404

Feminine Health Care Products (0.02%)					2,179

Hengan International Group Co Ltd	70,000	293
			Gold Mining (2.21%)
			Agnico-Eagle Mines (a)	63,165	2,792
Finance - Consumer Loans (0.02%)
Provident Financial PLC	18,406	232	Barrick Gold Corp. (a)	214,531	6,211
			Franco-Nevada Corp	11,300	240
Finance - Credit Card (0.11%)			Gold Fields Ltd	87,666	915
Redecard SA	105,912	1,333	Harmony Gold Mining Co Ltd (a)	84,712	791
			IAMGOLD Corp (a)	323,897	2,581
Finance - Investment Banker & Broker (0.25%)			Lihir Gold Ltd (a)	2,384,031	5,198
Daishin Securities Co Ltd	18,110	252	Newcrest Mining Ltd	276,783	6,023
ICAP PLC	68,020	377	Randgold Resources Ltd	8,259	399
KGI Securities Co Ltd	728,000	263	Red Back Mining Inc (a)	60,962	422
Nomura Holdings Inc	336,300	2,008	Zijin Mining Group Co Ltd	582,000	451

		2,900			26,023

Finance - Other Services (0.28%)			Import & Export (2.00%)
Osaka Securities Exchange Co Ltd	82	259	ITOCHU Corp	977,000	5,211
TMX Group Inc	112,300	3,020	Marubeni Corp	1,080,000	3,898

		3,279	Mitsubishi Corp	509,600	7,803

Fisheries (0.23%)			Sumitomo Corp	767,800	6,641

Toyo Suisan Kaisha Ltd	141,000	2,748			23,553

			Industrial Gases (0.62%)
Food - Catering (0.65%)
			Air Liquide SA	24,281	1,987
Compass Group PLC	921,434	4,416
			Air Water Inc	51,000	419

See accompanying notes

196

     Schedule of Investments Diversified International Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Industrial Gases (continued)			Medical - Drugs (continued)
Linde AG	61,598 $	4,916	Kyorin Co Ltd	17,000 $	197

		7,322	Miraca Holdings Inc	20,700	420

			Novartis AG	333,795	12,692
Instruments - Controls (0.02%)
Rotork PLC	21,797	263	Novo Nordisk A/S	104,567	5,005
			Roche Holding AG	122,494	15,508
Internet Application Software (0.13%)			Sanofi-Aventis SA	26,709	1,547
Access Co Ltd (a)	108	223	Shire PLC	241,449	3,038

Tencent Holdings Ltd	146,664	1,306			68,245

		1,529	Medical - Generic Drugs (0.17%)

Internet Content - Entertainment (0.03%)			Teva Pharmaceutical Industries Ltd ADR	40,971	1,798
Shanda Interactive Entertainment Ltd ADR (a)	7,184	344	Towa Pharmaceutical Co Ltd	4,700	179

					1,977

Internet Content - Information & News (0.05%)
			Medical - Hospitals (0.02%)
Kakaku.com Inc	188	642
			Rhoen Klinikum AG	13,529	283
Investment Companies (0.37%)
			Medical - Nursing Homes (0.04%)
Investor AB	269,923	3,942
			Orpea (a)	10,842	447
Pargesa Holding SA	5,841	373

		4,315	Medical - Wholesale Drug Distribution (0.02%)

Investment Management & Advisory Services (0.23%)			Alapis Holding Industrial and Commercial
Aberdeen Asset Management PLC	1,412,250	2,768	SA of Pharmaceutical Chemical & Organic
			Products	260,620	265
Leisure & Recreation Products (0.03%)
			Medical Products (0.06%)
Fields Corp	244	322
			SSL International PLC	94,664	667
Life & Health Insurance (0.29%)
			Metal - Copper (0.24%)
Cathay Financial Holding Co Ltd	258,000	289
			Antofagasta PLC	115,264	1,006
China Life Insurance Co Ltd	665,000	2,347
			Inmet Mining Corp	42,824	1,484
Sanlam Ltd	440,468	827

			Sterlite Industries India Ltd ADR	41,761	355

		3,463

					2,845

Machinery - Farm (0.31%)
			Metal - Diversified (0.95%)
Kubota Corp	619,000	3,691
			Boliden AB	52,089	334
Machinery - General Industry (0.03%)			KGHM Polska Miedz SA	28,195	500
STX Engine Co Ltd	14,540	358	MMC Norilsk Nickel ADR	77,594	640
			Rio Tinto Ltd	208,649	9,770

Medical - Biomedical/Gene (0.45%)					11,244

CSL Ltd/Australia	205,659	5,144
			Metal - Iron (0.02%)
Genmab A/S (a)	5,475	213	Mount Gibson Iron Ltd (a)	546,523	250

		5,357

Medical - Drugs (5.79%)			Metal Processors & Fabrication (0.09%)
Actelion Ltd (a)	105,969	4,851	Aurubis AG	7,552	214
AstraZeneca PLC	252,450	8,907	Jiangxi Copper Co Ltd	461,000	549
China Pharmaceutical Group Ltd	1,556,000	781	TK Corp	11,572	318

Chugai Pharmaceutical Co Ltd	192,700	3,566			1,081

Cipla Ltd/India	99,069	477	Miscellaneous Manufacturers (0.03%)
GlaxoSmithKline PLC	358,531	5,564	Faiveley SA	4,312	317
Grifols SA	177,066	3,123
Hisamitsu Pharmaceutical Co Inc	90,800	2,569

See accompanying notes

197

Schedule of Investments
Diversified International Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Mortgage Banks (0.05%)			Oil Company - Integrated (continued)
Home Capital Group Inc	25,000 $	577	BP PLC	1,792,558 $	12,795
			China Petroleum & Chemical Corp	3,322,000	2,606
Multi-Line Insurance (2.76%)			ENI SpA	557,601	12,136
ACE Ltd	94,258	4,366	LUKOIL ADR	50,414	2,224
Allianz SE	52,735	4,858	PetroChina Co Ltd	1,451,494	1,285
AXA SA	192,355	3,244	Petroleo Brasileiro SA ADR	175,718	5,899
Baloise Holding AG	94,000	6,976	Rosneft Oil Co	375,005	1,969
Ping An Insurance Group Co of China Ltd	161,032	1,008	Royal Dutch Shell PLC - A Shares	390,165	9,079
Sampo Oyj	285,443	5,374	Royal Dutch Shell PLC - B Shares	228,706	5,268
Zurich Financial Services	35,772	6,713	Sasol Ltd	36,613	1,116

		32,539	Total SA	324,925	16,485

Multimedia (0.83%)					84,250

Informa PLC	82,351	362	Oil Refining & Marketing (0.37%)
Vivendi	349,650	9,470	DCC Plc	22,388	406

		9,832	Petroplus Holdings AG (a)	13,991	241

Non-Ferrous Metals (0.05%)			Reliance Industries Ltd (c)	23,064	1,757
Korea Zinc Co Ltd	5,582	603	SK Holdings Co Ltd	11,394	1,057
			S-Oil Corp	10,682	499
Office Automation & Equipment (0.23%)			Tupras-Turkiye Petrol Rafinerileri AS	35,821	358

Neopost SA	32,491	2,763			4,318

Oil - Field Services (0.48%)			Paper & Related Products (0.03%)
Bourbon SA	6,563	248	Mitsubishi Paper Mills Ltd	110,000	163
China Oilfield Services Ltd	506,000	419	Norske Skogindustrier ASA	88,928	211

Core Laboratories NV	4,912	409			374

Fred Olsen Energy ASA	8,400	269	Petrochemicals (0.09%)
John Wood Group PLC	115,047	407	Honam Petrochemical Corp	10,032	598
Petrofac Ltd	409,472	3,480	LG Chem Ltd	2,784	307
SBM Offshore NV	26,258	427	PTT Chemical PLC (a)(b)	153,700	183

		5,659			1,088

Oil & Gas Drilling (0.54%)			Pharmacy Services (0.02%)
Seadrill Ltd	319,623	3,486	SXC Health Solutions Corp (a)	11,400	227
Transocean Ltd (a)	43,401	2,928

		6,414	Pipelines (0.42%)

			TransCanada Corp (a)	200,100	4,994
Oil Company - Exploration & Production (2.15%)
Beach Petroleum Ltd	498,413	279	Platinum (0.06%)
Canadian Oil Sands Trust	178,500	3,686	Impala Platinum Holdings Ltd	38,530	746
CNOOC Ltd	1,190,000	1,334
EnCana Corp (a)	153,398	7,030	Property & Casualty Insurance (2.05%)
Gazprom OAO ADR	20,250	362	Admiral Group PLC	18,211	245
Gazprom OAO (a)(b)(c)	6,868	304	Amlin PLC	486,234	2,595
Gazprom OAO (a)	124,725	2,208	Beazley Group PLC	236,532	355
Origin Energy Ltd	407,645	4,826	Catlin Group Ltd	47,447	247
Talisman Energy (a)	386,300	4,840	Hiscox Ltd	72,937	363
TriStar Oil and Gas Ltd (a)	49,500	446	Hyundai Marine & Fire Insurance Co Ltd	61,660	714

		25,315	Lancashire Holdings Ltd (a)	44,962	319

			Mitsui Sumitomo Insurance Group Holdings
Oil Company - Integrated (7.15%)
			Inc	257,100	6,974
BG Group PLC	827,980	13,388
			PICC Property & Casualty Co Ltd	494,000	282

See accompanying notes

198

     Schedule of Investments Diversified International Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Property & Casualty Insurance (continued)			Retail - Apparel & Shoe (0.57%)
RSA Insurance Group PLC	2,415,587 $	4,689	Aoyama Trading Co Ltd	16,800 $	241
Tokio Marine Holdings Inc	278,900	7,339	Fast Retailing Co Ltd	50,543	5,279

		24,122	Point Inc	4,690	209

			Truworths International Ltd	239,143	960

Protection - Safety (0.01%)
Nohmi Bosai Ltd	23,000	171			6,689

			Retail - Bookstore (0.04%)
Public Thoroughfares (0.43%)			WH Smith PLC	70,484	438
Atlantia SpA	201,880	3,587
Macquarie Infrastructure Group	1,172,968	1,151	Retail - Building Products (0.31%)
Zhejiang Expressway Co Ltd	442,000	380	Kingfisher PLC	1,191,480	3,280

		5,118	Kohnan Shoji Co Ltd	42,400	372

					3,652

Publishing - Books (0.30%)
Reed Elsevier NV	323,607	3,579	Retail - Computer Equipment (0.03%)
			Game Group PLC	134,774	395
Real Estate Management & Services (0.48%)
Fabege AB	58,081	248	Retail - Consumer Electronics (0.07%)
Mitsubishi Estate Co Ltd	394,000	5,126	JB Hi-Fi Ltd	57,346	568
PSP Swiss Property AG (a)	6,547	308	K's Holdings Corp	15,800	284

		5,682			852

Real Estate Operator & Developer (1.80%)			Retail - Convenience Store (0.62%)
Africa Israel Investments Ltd	3,780	59	Alimentation Couche Tard Inc	27,500	301
Brookfield Asset Management Inc (a)	306,638	4,697	Circle K Sunkus Co Ltd	23,000	322
Cheung Kong Holdings Ltd	517,000	5,383	FamilyMart Co Ltd	127,300	3,498
Great Eagle Holdings Ltd	114,000	159	Lawson Inc	80,900	3,133

Mitsui Fudosan Co Ltd	386,000	4,838			7,254

Rossi Residencial SA	30,331	107
			Retail - Home Furnishings (0.42%)
Shimao Property Holdings Ltd	459,500	518	Nitori Co Ltd	88,214	4,964
Shun Tak Holdings Ltd	780,000	349
Sun Hung Kai Properties Ltd	488,000	5,085	Retail - Hypermarkets (0.03%)

		21,195	Magnit OAO (a)	45,763	364

Reinsurance (0.89%)
			Retail - Major Department Store (0.03%)
Hannover Rueckversicherung AG	94,951	3,078
			Lotte Shopping Co Ltd	1,748	305
Muenchener Rueckversicherungs AG	54,291	7,413

		10,491	Retail - Miscellaneous/Diversified (0.04%)

REITS - Diversified (0.08%)			Dufry South America Ltd (a)	23,785	197
Champion REIT	885,000	204	Ryohin Keikaku Co Ltd	5,900	225

Suntec Real Estate Investment Trust	575,258	286			422

Wereldhave NV	6,089	420	Retail - Pubs (0.04%)

		910	Enterprise Inns PLC	170,226	414

REITS - Office Property (0.33%)
Commonwealth Property Office Fund	748,259	443	Retail - Restaurants (0.02%)
			Saizeriya Co Ltd	19,400	218
ICADE	2,593	201
Nippon Building Fund Inc	367	2,973
			Rubber & Plastic Products (0.02%)
Orix JREIT Inc	79	297

			Kureha Corp	63,000	267
		3,914

REITS - Shopping Centers (0.05%)			Satellite Telecommunications (0.26%)
Vastned Retail NV	13,778	609	Eutelsat Communications	139,238	3,034

See accompanying notes

199

     Schedule of Investments Diversified International Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Schools (0.27%)			Telephone - Integrated (continued)
Benesse Corp	82,400 $	3,142	Telecom Italia SpA	3,537,584 $	4,507
			Telefonica SA	570,302	10,873
Security Services (0.30%)			Telefonos de Mexico SAB de CV ADR	49,493	792
G4S PLC	1,139,274	3,183	Telkom SA Ltd	51,567	653

Prosegur Cia de Seguridad SA	12,767	366			38,497

		3,549

			Tobacco (1.85%)
Semiconductor Component - Integrated Circuits (0.40%)			British American Tobacco PLC	350,988	8,510
Advanced Semiconductor Engineering Inc (a)	1,084,000	583	Imperial Tobacco Group PLC	300,488	6,895
Siliconware Precision Industries Co (a)	356,000	447	ITC Ltd	101,788	384
Taiwan Semiconductor Manufacturing Co Ltd	2,060,075	3,438	Japan Tobacco Inc	1,937	4,851
Transcend Information Inc	83,000	228	KT&G Corp	12,747	702

		4,696	Souza Cruz SA (a)	19,700	419

Semiconductor Equipment (0.36%)					21,761

ASML Holding NV	204,892	4,218	Toys (0.78%)
			Nintendo Co Ltd	34,400	9,177
Shipbuilding (0.11%)
Hyundai Heavy Industries	3,390	607	Transport - Marine (0.06%)
Samsung Heavy Industries Co Ltd	30,080	713	Hanjin Shipping Co Ltd	24,750	376

		1,320	Inui Steamship Co Ltd	46,500	304

Soap & Cleaning Products (0.57%)					680

Reckitt Benckiser Group PLC	170,700	6,735	Transport - Rail (1.34%)
			Canadian National Railway (a)	151,000	6,104
Steel - Producers (0.42%)
			East Japan Railway Co	85,300	4,809
China Steel Corp (a)	719,000	556
			MTR Corp	1,926,500	4,897

Evraz Group SA (b)	39,616	521
					15,810

Godo Steel Ltd	113,000	291
POSCO ADR	18,538	1,427	Transport - Services (0.31%)
Tokyo Steel Manufacturing Co Ltd	207,662	2,114	Koninklijke Vopak NV (a)	11,817	525

		4,909	SMRT Corp Ltd	222,000	232

			Viterra Inc (a)	405,180	2,954

Telecommunication Services (0.76%)
					3,711

Cable & Wireless PLC	1,631,480	3,620
China Communications Services Corp Ltd	710,000	422	Transport - Truck (0.03%)
Digi.Com BHD	31,126	195	Hitachi Transport System Ltd	32,400	332
Indosat Tbk PT	681,128	360
			Travel Services (0.04%)
Telefonica O2 Czech Republic AS	33,351	719
			HIS Co Ltd	12,400	195
Telekomunikasi Indonesia Tbk PT	1,179,000	874
			Thomas Cook Group PLC	85,753	333

Telenet Group Holding NV (a)	144,924	2,825

					528

		9,015

			Water (0.05%)
Telephone - Integrated (3.27%)
			Cia de Saneamento Basico do Estado de Sao
Bezeq Israeli Telecommunication Corp Ltd	420,710	662
			Paulo (a)	7,904	112
France Telecom SA	87,525	1,954	Northumbrian Water Group PLC	126,622	419

KDDI Corp	931	4,173			531

Koninklijke (Royal) KPN NV	458,714	5,529
KT Corp	7,990	233	Web Portals (0.04%)
Philippine Long Distance Telephone Co	19,710	891	So-net Entertainment Corp	222	516
Rostelecom ADR	9,043	495
			Wireless Equipment (0.96%)
Softbank Corp	482,800	7,588
			Nokia OYJ	266,812	3,858
Tele Norte Leste Participacoes SA (a)	9,401	147
See accompanying notes

200

     Schedule of Investments Diversified International Fund April 30, 2009 (unaudited)

			(a) Non-Income Producing Security
	Shares	Value	(b) Market value is determined in accordance with procedures established in
	Held	(000's)	good faith by the Board of Directors. At the end of the period, the value

			of these securities totaled $1,632 or 0.14% of net assets.
COMMON STOCKS (continued)			(c) Security exempt from registration under Rule 144A of the Securities Act
Wireless Equipment (continued)			of 1933. These securities may be resold in transactions exempt from
Telefonaktiebolaget LM Ericsson	848,941 $	7,493	registration, normally to qualified institutional buyers. Unless otherwise

			indicated, these securities are not considered illiquid. At the end of the
		11,351
			period, the value of these securities totaled $2,061 or 0.17% of net

TOTAL COMMON STOCKS	$ 1,148,942		assets.

PREFERRED STOCKS (0.63%)			Unrealized Appreciation (Depreciation)
Commercial Banks (0.14%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Banco Itau Holding Financeira SA	116,301	1,615	of investments held by the fund as of the period end were as follows:

Diversified Minerals (0.29%)			Unrealized Appreciation	$ 71,574
Cia Vale do Rio Doce	242,380	3,404	Unrealized Depreciation	(297,332)

			Net Unrealized Appreciation (Depreciation)	(225,758)
Electric - Distribution (0.04%)			Cost for federal income tax purposes	1,395,595
Eletropaulo Metropolitana Eletricidade de			All dollar amounts are shown in thousands (000's)
Sao Paulo SA	33,929	443

Investment Companies (0.07%)
Bradespar SA (a)	70,185	876
Lereko Mobility Pty Ltd (a)	3,348	13

		889

Steel - Producers (0.09%)
Usinas Siderurgicas de Minas Gerais SA	73,429	1,089

TOTAL PREFERRED STOCKS	$ 7,440

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (1.14%)
Diversified Banking Institutions (1.14%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $4,575,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 4,485$	4,485
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $4,575,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	4,485	4,485
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $4,575,000; 1.00% - 7.125%; dated
05/04/09 - 02/15/30)	4,485	4,485

		13,455

TOTAL REPURCHASE AGREEMENTS	$ 13,455

Total Investments	$ 1,169,837
Other Assets in Excess of Liabilities, Net - 0.79%		9,272

TOTAL NET ASSETS - 100.00%	$ 1,179,109

See accompanying notes

201

Schedule of Investments
Diversified International Fund
April 30, 2009 (unaudited)
Portfolio Summary (unaudited)

Country	Percent

Japan	17.96%
United Kingdom	17.42%
Switzerland	8.37%
Canada	7.27%
France	6.70%
Germany	4.22%
Australia	4.16%
Italy	3.60%
Hong Kong	3.29%
Netherlands	3.19%
Spain	2.92%
Korea, Republic Of	1.89%
China	1.86%
Brazil	1.85%
Belgium	1.62%
Singapore	1.62%
Taiwan, Province Of China	1.32%
United States	1.14%
Sweden	1.02%
Russian Federation	0.79%
Finland	0.78%
South Africa	0.75%
India	0.64%
Ireland	0.59%
Greece	0.57%
Norway	0.44%
Denmark	0.44%
Papua New Guinea	0.44%
Bermuda	0.39%
Indonesia	0.37%
Mexico	0.34%
Israel	0.29%
Turkey	0.22%
Thailand	0.15%
Malaysia	0.15%
Poland	0.11%
Czech Republic	0.11%
Philippines	0.08%
Chile	0.05%
Luxembourg	0.04%
Jersey, Channel Islands	0.03%
Portugal	0.02%
Other Assets in Excess of Liabilities, Net	0.79%

TOTAL NET ASSETS	100.00%

See accompanying notes

202

Schedule of Investments Equity Income Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (94.08%)			COMMON STOCKS (continued)
Aerospace & Defense (0.53%)			Diversified Banking Institutions (1.40%)
Raytheon Co	210,100 $	9,503	JP Morgan Chase & Co	757,100$	24,984

Agricultural Operations (1.07%)			Diversified Manufacturing Operations (4.77%)
Archer-Daniels-Midland Co	774,400	19,066	3M Co	207,000	11,923
			General Electric Co	1,180,700	14,936
Apparel Manufacturers (1.11%)			Honeywell International Inc	420,700	13,130
VF Corp	334,300	19,814	Parker Hannifin Corp	523,700	23,750
			Siemens AG ADR	319,800	21,404

Applications Software (1.57%)
					85,143

Microsoft Corp	1,385,000	28,060
			Diversified Minerals (0.80%)
Auto - Car & Light Trucks (0.92%)			BHP Billiton Ltd ADR	296,500	14,273
Daimler AG	458,588	16,372
			Electric - Integrated (5.64%)
Auto - Medium & Heavy Duty Trucks (0.72%)			FPL Group Inc	813,700	43,769
Paccar Inc	360,500	12,776	Progress Energy Inc	1,000,400	34,134
			Xcel Energy Inc	1,231,000	22,699

Auto/Truck Parts & Equipment - Original (0.38%)					100,602

Johnson Controls Inc	357,400	6,794
			Electric Products - Miscellaneous (1.24%)
Beverages - Non-Alcoholic (1.37%)			Emerson Electric Co	648,800	22,085
Coca-Cola Co/The	567,800	24,444
			Electronic Components - Semiconductors (3.30%)
Beverages - Wine & Spirits (0.29%)			Intel Corp	3,034,200	47,879
Diageo PLC ADR	107,800	5,158	Microchip Technology Inc	477,900	10,992

					58,871

Brewery (0.33%)
			Fiduciary Banks (2.31%)
Molson Coors Brewing Co	152,700	5,841
			Bank of New York Mellon Corp/The	1,621,380	41,313
Cellular Telecommunications (0.92%)
			Food - Miscellaneous/Diversified (1.73%)
Vodafone Group PLC ADR	894,662	16,417
			Kraft Foods Inc	1,321,123	30,914
Chemicals - Diversified (0.86%)
			Food - Retail (0.45%)
EI Du Pont de Nemours & Co	553,400	15,440
			Safeway Inc	404,400	7,987
Commercial Banks (0.55%)
			Food - Wholesale & Distribution (0.51%)
Bank of Nova Scotia	343,600	9,779
			Sysco Corp	387,900	9,050
Commercial Services - Finance (0.62%)
			Forestry (0.59%)
Automatic Data Processing Inc	313,300	11,028
			Weyerhaeuser Co	298,500	10,525
Computers (1.09%)
			Gas - Distribution (1.84%)
Hewlett-Packard Co	538,800	19,386
			Sempra Energy	714,600	32,886
Consumer Products - Miscellaneous (0.48%)
			Industrial Gases (0.57%)
Clorox Co	153,500	8,604
			Air Products & Chemicals Inc	154,100	10,155
Cosmetics & Toiletries (0.49%)
			Investment Management & Advisory Services (1.28%)
Procter & Gamble Co	176,000	8,701
			AllianceBernstein Holding LP	317,587	5,564
Distribution & Wholesale (1.36%)			Franklin Resources Inc	286,600	17,334

Genuine Parts Co	713,641	24,235			22,898

See accompanying notes

203

Schedule of Investments Equity Income Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Life & Health Insurance (0.40%)			Pipelines (continued)
Unum Group	438,000 $	7,157	Spectra Energy Corp	693,900 $	10,062

					38,033

Machinery - Farm (1.55%)
			Regional Banks (1.79%)
Deere & Co	671,500	27,706
			PNC Financial Services Group Inc	130,700	5,189
Medical - Drugs (7.52%)			US Bancorp	513,500	9,356
Abbott Laboratories	750,100	31,392	Wells Fargo & Co	866,700	17,342

Bristol-Myers Squibb Co	1,823,200	35,005			31,887

Merck & Co Inc/NJ	645,500	15,647	REITS - Diversified (0.28%)
Novartis AG ADR	211,700	8,026	Vornado Realty Trust	100,651	4,921
Schering-Plough Corp	619,700	14,265
Wyeth	706,200	29,943	REITS - Healthcare (1.62%)

		134,278	HCP Inc	878,100	19,274

			Health Care REIT Inc	282,100	9,611

Medical - Generic Drugs (1.39%)
					28,885

Teva Pharmaceutical Industries Ltd ADR	566,900	24,881
			REITS - Mortgage (1.21%)
Medical Instruments (0.90%)			Annaly Capital Management Inc	1,533,400	21,575
Medtronic Inc	504,000	16,128
			REITS - Shopping Centers (0.77%)
Medical Products (1.02%)			Kimco Realty Corp	1,138,000	13,679
Johnson & Johnson	346,300	18,132
			REITS - Warehouse & Industrial (0.27%)
Metal - Aluminum (0.34%)			AMB Property Corp	251,800	4,807
Alcoa Inc	675,400	6,126
			Retail - Discount (3.64%)
Multi-Line Insurance (4.55%)			Costco Wholesale Corp	242,900	11,805
ACE Ltd	994,600	46,070	Wal-Mart Stores Inc	1,056,900	53,268

Allstate Corp/The	750,909	17,519			65,073

MetLife Inc	595,900	17,728

			Retail - Drug Store (0.40%)
		81,317

			CVS Caremark Corp	223,600	7,106
Multimedia (0.80%)
Walt Disney Co/The	649,100	14,215	Retail - Restaurants (1.59%)
			McDonald's Corp	534,100	28,462
Oil Company - Exploration & Production (2.03%)
Enerplus Resources Fund	668,100	12,614	Savings & Loans - Thrifts (0.78%)
Penn West Energy Trust	1,425,600	15,639	Hudson City Bancorp Inc	1,112,100	13,968
XTO Energy Inc	232,300	8,051

		36,304	Semiconductor Component - Integrated Circuits (1.50%)

			Taiwan Semiconductor Manufacturing Co
Oil Company - Integrated (2.39%)			Ltd ADR	2,529,785	26,740
Chevron Corp	312,200	20,636
Marathon Oil Corp	584,100	17,348	Telecommunication Services (0.92%)
Total SA ADR	94,300	4,689	BCE Inc	767,500	16,424

		42,673

			Telephone - Integrated (5.90%)
Oil Refining & Marketing (0.53%)			AT&T Inc	1,920,500	49,203
Valero Energy Corp	475,700	9,438	Verizon Communications Inc	1,575,300	47,795
			Windstream Corp	1,006,284	8,352

Pipelines (2.13%)
					105,350

Enterprise Products Partners LP	687,518	16,219
Kinder Morgan Energy Partners LP	246,073	11,752

See accompanying notes

204

Schedule of Investments Equity Income Fund April 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (5.09%)
Television (1.31%)			Diversified Banking Institutions (5.09%)
CBS Corp	3,332,983 $	23,464	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.15%
Tobacco (0.62%)			dated 04/30/09 maturing 05/01/09
Lorillard Inc	175,400	11,073	(collateralized by Sovereign Agency
			Issues; $30,888,000; 0.00% - 5.87%; dated
			09/11/09 - 01/22/37)	$ 30,283$	30,283
Toys (2.21%)
			Investment in Joint Trading Account;
Mattel Inc	2,643,494	39,547	Deutsche Bank Repurchase Agreement;
			0.15% dated 04/30/09 maturing 05/01/09
Transport - Rail (2.63%)			(collateralized by Sovereign Agency
Norfolk Southern Corp	348,700	12,442	Issues; $30,888,000; 0.93% - 5.00%; dated
Union Pacific Corp	703,400	34,565	03/30/10 - 01/08/14)	30,283	30,283

		47,007	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;

TOTAL COMMON STOCKS	$ 1,679,460		0.12% dated 04/30/09 maturing 05/01/09

			(collateralized by Sovereign Agency
PREFERRED STOCKS (0.09%)			Issues; $30,888,000; 1.00% - 7.125%;
Regional Banks (0.03%)			dated 05/04/09 - 02/15/30)	30,282	30,282

National City Capital Trust III	37,700	595			90,848

			TOTAL REPURCHASE AGREEMENTS	$ 90,848

Special Purpose Entity (0.06%)
National City Capital Trust IV	47,900	953	Total Investments	$ 1,786,433

TOTAL PREFERRED STOCKS	$ 1,548		Liabilities in Excess of Other Assets, Net - (0.07)%		(1,233)

	Principal		TOTAL NET ASSETS - 100.00%	$ 1,785,200

	Amount	Value
	(000's)	(000's)

			(a)	Variable Rate. Rate shown is in effect at April 30, 2009.
BONDS (0.80%)

Diversified Banking Institutions (0.54%)			Unrealized Appreciation (Depreciation)
Bank of America Corp			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
8.00%, 12/29/2049 (a)	$ 17,030	9,676	of investments held by the fund as of the period end were as follows:

Telecommunication Services (0.22%)			Unrealized Appreciation	$ 120,118
Telus Corp			Unrealized Depreciation		(407,219)

8.00%, 6/ 1/2011	3,775	4,009	Net Unrealized Appreciation (Depreciation)		(287,101)
			Cost for federal income tax purposes		2,073,534
Television (0.04%)
			All dollar amounts are shown in thousands (000's)
CBS Corp
7.88%, 9/ 1/2023	950	691

			Portfolio Summary (unaudited)

TOTAL BONDS	$ 14,376

			Sector		Percent

U.S. GOVERNMENT & GOVERNMENT AGENCY			Financial		22.93%
OBLIGATIONS (0.01%)			Consumer, Non-cyclical		18.78%
Federal Home Loan Mortgage Corporation			Consumer, Cyclical		12.33%
(FHLMC) (0.01%)			Industrial		10.72%
6.50%, 9/ 1/2030	133	143	Communications		10.12%
7.00%, 9/ 1/2030	54	58	Utilities		7.48%

		201	Technology		7.45%
			Energy		7.08%

TOTAL U.S. GOVERNMENT & GOVERNMENT			Basic Materials		3.17%
AGENCY OBLIGATIONS	$ 201		Mortgage Securities		0.01%

			Liabilities in Excess of Other Assets, Net		(0.07%)

			TOTAL NET ASSETS		100.00%

See accompanying notes

205

Schedule of Investments Global Diversified Income Fund April 30, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (37.37%)				COMMON STOCKS (continued)
Advertising Services (0.03%)				Commercial Banks (1.32%)
Groupe Aeroplan Inc	2,600 $		16	Australia & New Zealand Banking Group Ltd	5,558 $		64
				Banco Santander SA	10,397		100
Aerospace & Defense (0.29%)				Bank of Hawaii Corp	847		30
Finmeccanica SpA	2,172		31	Bank of Novia Scotia (a)	2,100		60
General Dynamics Corp	922		47	BB&T Corp	2,123		49
MTU Aero Engines Holding AG	1,038		35	Canadian Imperial Bank of Commerce (a)	1,000		45
Raytheon Co	1,081		49	Commonwealth Bank of Australia	1,468		37

			162	Cullen/Frost Bankers Inc	796		37

Aerospace & Defense Equipment (0.13%)				Dexia SA	7,882		39
United Technologies Corp	1,553		76	Fortis	19,528		49
				Hang Seng Bank Ltd	1,600		18
Auto - Car & Light Trucks (0.51%)				Lloyds Banking Group PLC	22,252		37
Honda Motor Co Ltd	3,000		86	National Australia Bank Ltd	1,800		27
Nissan Motor Co Ltd	12,500		65	Royal Bank of Canada (a)	2,000		71
Toyota Motor Corp	2,900		113	Torinto Dominion Bank (a)	1,300		51
Volvo AB	3,124		21	Yamaguchi Financial Group Inc	3,000		29

			285				743

Beverages - Non-Alcoholic (0.07%)				Commercial Services (0.04%)
Coca-Cola Enterprises Inc	2,281		39	PHH Corp (a)	1,235		21

Brewery (0.07%)				Computers (0.12%)
Foster's Group Ltd	10,717		41	Apple Inc (a)	181		23
				IBM Corp	243		25
Building - Heavy Construction (0.10%)
				Japan Digital Laboratory Co Ltd	2,300		20

Vinci SA	1,189		54
							68

Building & Construction - Miscellaneous (0.05%)				Consumer Products - Miscellaneous (0.08%)
Bouygues SA	692		30	Kimberly-Clark Corp	908		45

Building Products - Cement & Aggregate (0.12%)				Containers - Metal & Glass (0.04%)
Cementos Portland Valderrivas SA	1,135		34	Rexam PLC	5,123		24
CRH PLC	1,247		33

			67	Distribution & Wholesale (0.04%)

				Inaba Denki Sangyo Co Ltd	1,100		23
Cable/Satellite TV (0.04%)
Comcast Corp - Class A	1,466		23	Diversified Banking Institutions (0.94%)
				Bank of America Corp	7,132		64
Cellular Telecommunications (0.34%)
				Barclays PLC	12,638		52
NTT DoCoMo Inc	23		32
				BNP Paribas	865		46
T-Gaia Corp	27		33
				Credit Agricole SA	3,652		54
Vodafone Group PLC	70,013		129

				HSBC Holdings PLC	22,362		159
			194

				JP Morgan Chase & Co	2,724		90
Chemicals - Diversified (0.02%)				Mitsubishi UFJ Financial Group Inc	7,200		39
Solvay SA	156		13	Morgan Stanley	1,144		27

							531

Chemicals - Specialty (0.04%)
WR Grace & Co (a)	2,796		25	Diversified Financial Services (0.11%)
				Hitachi Capital Corp	2,000		22
Coal (0.03%)				Power Corp Of Canada	2,200		41

Foundation Coal Holdings Inc	1,009		16				63

See accompanying notes

206

     Schedule of Investments Global Diversified Income Fund April 30, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Diversified Manufacturing Operations (0.24%)				Food - Retail (0.07%)
General Electric Co	9,202 $		117	Delhaize Group	567 $		38
Honeywell International Inc	675		21

			138	Gambling (Non-Hotel) (0.07%)

				OPAP SA	1,263		39
Diversified Minerals (0.04%)
Sumitomo Metal Mining Co Ltd	2,000		22	Gas - Distribution (0.04%)
				Sempra Energy	498		23
Diversified Operations (0.05%)
Groupe Bruxelles Lambert SA	420		31	Gold Mining (0.04%)
				Kingsgate Consolidated Ltd (a)	5,392		24
Electric - Integrated (0.79%)
CLP Holdings Ltd	6,000		41	Hotels & Motels (0.07%)
Consolidated Edison Inc	1,123		42	Wyndham Worldwide Corp	3,486		41
Dominion Resources Inc/VA	626		19
Duke Energy Corp	1,280		18	Import & Export (0.11%)
E.ON AG	1,674		56	Kanematsu Corp (a)	22,000		17
Enel SpA	5,051		28	Sumitomo Corp	5,300		46

Exelon Corp	639		29				63

HongKong Electric Holdings	7,000		41	Internet Security (0.04%)
PG&E Corp	1,223		45	Symantec Corp (a)	1,226		21
Public Power Corp SA	1,169		23
RWE AG	526		38	Investment Companies (0.11%)
Southern Co/The	703		20	Corp Financiera Alba	631		28
Xcel Energy Inc	2,264		42	Kardan NV	9,447		35

			442				63

Electric - Transmission (0.06%)				Life & Health Insurance (0.35%)
National Grid PLC	4,102		34	Aflac Inc	1,344		39
				Lincoln National Corp	2,175		24
Electric Products - Miscellaneous (0.07%)				Protective Life Corp	4,953		43
Emerson Electric Co	1,156		39	Prudential Financial Inc	1,222		35
				Prudential PLC	5,511		32
Electronic Components - Semiconductors (0.16%)
				Unum Group	1,413		23

Intel Corp	5,775		91
							196

Finance - Investment Banker & Broker (0.06%)				Machinery - Pumps (0.06%)
Daiwa Securities Group Inc	6,000		31	Pfeiffer Vacuum Technology AG	490		33

Financial Guarantee Insurance (0.03%)				Medical - Drugs (0.86%)
Assured Guaranty Ltd	1,757		17	Astellas Pharma Inc	1,200		39
				AstraZeneca PLC	2,230		79
Food - Catering (0.04%)				Bristol-Myers Squibb Co	3,461		67
Compass Group PLC	4,323		21	Eli Lilly & Co	1,917		63
				Merck & Co Inc/NJ	2,766		67
Food - Miscellaneous/Diversified (0.25%)
				Pfizer Inc	7,219		96
ConAgra Foods Inc	2,422		43
				Sanofi-Aventis SA	1,214		70

HJ Heinz Co	984		34
							481

Kraft Foods Inc	1,026		24
Sara Lee Corp	4,709		39	Medical - HMO (0.07%)

			140	Aetna Inc	821		18

				UnitedHealth Group Inc	906		21

							39

See accompanying notes

207

Schedule of Investments Global Diversified Income Fund April 30, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Medical - Wholesale Drug Distribution (0.04%)				Oil Company - Integrated (continued)
McKesson Corp	589 $		22	BP PLC	12,883 $	92
				Chevron Corp	2,655	176
Medical Products (0.09%)				ConocoPhillips	1,249	51
Johnson & Johnson	920		48	ENI SpA	3,684	80
				Exxon Mobil Corp	5,188	346
Metal - Copper (0.17%)
				Husky Energy Inc	1,500	36
First Quantum Minerals Ltd	1,000		38
				Marathon Oil Corp	681	20
Inmet Mining Corp	400		14
				Repsol YPF SA	2,202	42
Kazakhmys PLC	5,541		44

				Royal Dutch Shell PLC - A Shares	2,406	56
			96

				Royal Dutch Shell PLC - B Shares	1,584	37
Metal - Diversified (0.09%)				Total SA	1,108	56

Boliden AB	8,005		51			1,020

Metal Processors & Fabrication (0.04%)				Oil Refining & Marketing (0.20%)
Precision Castparts Corp	333		25	Hellenic Petroleum SA	2,218	22
				Motor Oil Hellas Corinth Refineries SA	2,443	26
Metal Products - Distribution (0.06%)				Nippon Oil Corp	6,000	31
AM Castle & Co	3,337		32	Valero Energy Corp	1,686	33

						112

Multi-Line Insurance (0.28%)
Allianz SE	225		21	Paper & Related Products (0.06%)
				Holmen AB	1,384	31
Allstate Corp/The	1,074		25
MetLife Inc	1,895		56
				Pipelines (0.19%)
Zurich Financial Services	281		53

				El Paso Corp	3,779	26

			155	Spectra Energy Corp	2,717	39

Multimedia (0.06%)				TransCanada Corp (a)	1,700	43

Vivendi	1,278		35			108

				Property & Casualty Insurance (0.23%)
Networking Products (0.06%)
				Chubb Corp	1,065	42
Cisco Systems Inc (a)	1,623		31
				RSA Insurance Group PLC	18,777	36

Office Automation & Equipment (0.07%)				Travelers Cos Inc/The	1,211	50

Pitney Bowes Inc	1,525		37			128

				Public Thoroughfares (0.06%)
Office Supplies & Forms (0.04%)
				Transurban Group	9,638	31
Kokuyo Co Ltd	2,800		21

				Publishing - Books (0.04%)
Oil - Field Services (0.08%)
				Reed Elsevier PLC	3,238	24
Oil States International Inc (a)	1,402		27

Willbros Group Inc (a)	1,579		18	Real Estate Management & Services (0.66%)

			45	Fabege AB	53,237	227

Oil & Gas Drilling (0.06%)				PSP Swiss Property AG (a)	3,100	146

Transocean Ltd (a)	503		34			373

				Real Estate Operator & Developer (3.12%)
Oil Company - Exploration & Production (0.09%)
				Hongkong Land Holdings Ltd	93,000	232
Provident Energy Trust (a)	5,278		23
				Hysan Development Co Ltd	147,000	268
Talisman Energy (a)	2,200		28

				Sino Land Co	288,000	372
			51

				Sun Hung Kai Properties Ltd	85,000	886

Oil Company - Integrated (1.81%)						1,758

BG Group PLC	1,706		28

See accompanying notes

208

Schedule of Investments
Global Diversified Income Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Regional Banks (0.37%)			REITS - Healthcare (continued)
PNC Financial Services Group Inc	984 $	39	Omega Healthcare Investors Inc	6,900 $	109
US Bancorp	3,114	57	Ventas Inc	8,165	234

Wells Fargo & Co	5,619	112			1,062

		208

			REITS - Hotels (0.07%)
Reinsurance (0.16%)			Sunstone Hotel Investors Inc	7,618	40
Muenchener Rueckversicherungs AG	414	56
SCOR SE	1,647	35	REITS - Mortgage (0.07%)

		91	Annaly Capital Management Inc	2,598	37

REITS - Apartments (1.58%)			REITS - Office Property (2.62%)
Apartment Investment & Management Co	5,424	40	Alexandria Real Estate Equities Inc	2,400	87
Associated Estates Realty Corp	8,900	49	Alstria Office REIT-AG	7,100	43
BRE Properties Inc	4,200	103	Boston Properties Inc	3,300	163
Camden Property Trust	3,100	84	Cofinimmo	900	99
Equity Residential	7,800	179	Commonwealth Property Office Fund	458,700	272
Home Properties Inc	7,100	259	ING Office Fund	120,556	38
Mid-America Apartment Communities Inc	1,900	70	Mack-Cali Realty Corp	11,600	312
Northern Property Real Estate Investment			Nippon Building Fund Inc	27	219
Trust	7,300	108

			Nomura Real Estate Office Fund Inc	26	134
		892

			SL Green Realty Corp	6,100	108

REITS - Diversified (5.71%)					1,475

Ascendas Real Estate Investment Trust	195,400	177
			REITS - Regional Malls (1.12%)
British Land Co PLC	43,500	277
			CBL & Associates Properties Inc	9,100	72
Colonial Properties Trust	9,100	66
			Macerich Co/The	7,900	139
Cominar Real Estate Investment Trust	10,000	111
			Simon Property Group Inc	6,560	339
Corio NV	4,600	206
			Taubman Centers Inc	3,500	83

Dexus Property Group	427,629	227
					633

Entertainment Properties Trust	4,400	102
Klepierre	9,700	217	REITS - Shopping Centers (3.79%)
Land Securities Group PLC	42,100	350	CapitaMall Trust	350,400	296
Liberty International PLC - Rights (a)(b)(c)	7,727	10	Federal Realty Investment Trust	2,100	116
Liberty International PLC	29,700	176	Inland Real Estate Corp	10,500	92
Liberty Property Trust	6,400	156	Japan Retail Fund Investment Corp	44	154
Mucklow A & J Group PLC	17,000	60	Link REIT/The	187,500	366
Segro PLC	413,400	147	Ramco-Gershenson Properties Trust	10,700	118
Unibail-Rodamco	4,147	622	Regency Centers Corp	3,400	127
Vastned Offices/Industrial	5,700	66	RioCan Real Estate Investment Trust	24,900	286
Vornado Realty Trust	56	3	Vastned Retail NV	1,700	75
Washington Real Estate Investment Trust	3,300	70	Weingarten Realty Investors	2,396	37
Wereldhave Belgium NV	1,100	74	Westfield Group	60,073	468

Wereldhave NV	1,400	97			2,135

		3,214	REITS - Single Tenant (0.48%)

REITS - Healthcare (1.89%)			National Retail Properties Inc	6,400	114
HCP Inc	12,000	263	Realty Income Corp	6,900	154

Health Care REIT Inc	4,700	160			268

LTC Properties Inc	3,300	60	REITS - Storage (0.45%)
Medical Properties Trust Inc	8,273	44	Public Storage	2,900	194
National Health Investors Inc	2,200	59	U-Store-It Trust	16,500	57

Nationwide Health Properties Inc	5,400	133			251

See accompanying notes

209

     Schedule of Investments Global Diversified Income Fund April 30, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
REITS - Warehouse & Industrial (1.19%)				Tobacco (0.28%)
AMB Property Corp	5,500 $		105	Altria Group Inc	4,364 $	71
Bunnings Warehouse Property Trust	228,842		294	Lorillard Inc	769	49
EastGroup Properties Inc	2,400		81	Reynolds American Inc	1,038	39

ProLogis	21,114		192			159

			672

				Transport - Marine (0.08%)
Retail - Apparel & Shoe (0.12%)				Deep Sea Supply PLC	24,000	28
Hennes & Mauritz AB	532		24	Frontline Ltd/Bermuda	800	16

Ltd Brands Inc	3,869		44			44

			68

				Transport - Services (0.06%)
Retail - Building Products (0.14%)				ComfortDelgro Corp Ltd	33,000	32
Home Depot Inc	2,965		78
				Water (0.06%)
Retail - Restaurants (0.05%)				United Utilities Group PLC	4,212	32

Yum! Brands Inc	861		29	TOTAL COMMON STOCKS	$ 21,029

Rubber - Tires (0.04%)				PREFERRED STOCKS (12.63%)
Yokohama Rubber Co Ltd/The	5,000		22	Cable/Satellite TV (0.13%)
				Comcast Corp 6.63%	3,500	72
Savings & Loans - Thrifts (0.10%)
Hudson City Bancorp Inc	1,659		21	Commercial Banks (1.38%)
New York Community Bancorp Inc	2,940		33	Barclays Bank PLC 7.75%	10,300	158

			54	BB&T Capital Trust V	3,400	84

				M&T Capital Trust IV	7,000	172
Security Services (0.05%)				National Bank of Greece SA	9,100	170
Secom Co Ltd	800		30	Regions Financing Trust III	5,100	83
				VNB Capital Trust I	4,600	108

Steel - Producers (0.13%)
						775

ArcelorMittal	1,567		37
ThyssenKrupp AG	1,693		37	Diversified Banking Institutions (0.72%)

			74	HSBC Holdings PLC 6.20%	17,300	281

				Royal Bank of Scotland Group PLC 6.60%;
Telecommunication Equipment (0.06%)				Series S	1,000	8
Oki Electric Industry Co Ltd	38,000		35	Royal Bank of Scotland Group PLC 6.75%;
				Series Q	8,400	72
Telecommunication Services (0.12%)				Royal Bank of Scotland Group PLC 7.25%;
Cable & Wireless PLC	9,726		21	Series H	5,000	45

Embarq Corp	1,199		44			406

			65

				Diversified Financial Services (0.80%)
Telephone - Integrated (0.71%)				Citigroup Capital VII	10,200	124
AT&T Inc	4,962		127	Citigroup Capital XI	1,300	14
CenturyTel Inc	1,392		38	General Electric Capital Corp 5.88%	1,900	40
Nippon Telegraph & Telephone Corp	1,100		41	General Electric Capital Corp 6.00%	4,500	94
Qwest Communications International Inc	5,561		22	General Electric Capital Corp 6.05%	2,500	54
Softbank Corp	1,400		22	General Electric Capital Corp 6.10%	2,200	48
Telecom Italia SpA	14,907		19	General Electric Capital Corp 6.45%	3,500	78

Verizon Communications Inc	3,759		114			452

Windstream Corp	2,223		18

				Electric - Integrated (0.70%)
			401

				Alabama Power Co - Series II	1,500	38
Television (0.06%)				Entergy Arkansas Inc	3,900	98
M6-Metropole Television	1,800		34	Entergy Louisiana LLC	4,100	103

See accompanying notes

210

Schedule of Investments
Global Diversified Income Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
Electric - Integrated (continued)			Regional Banks (continued)
FPL Group Capital Inc 8.75%	5,900$	157	Fleet Capital Trust VIII	7,100 $	92

		396	KeyCorp Capital VIII	3,000	38

			National City Capital Trust II	1,900	31
Finance - Investment Banker & Broker (1.23%)
Credit Suisse Guernsey Ltd	10,500	210	National City Capital Trust III	1,000	16
JP Morgan Chase Capital XXVI	10,800	239	SunTrust Capital IX	4,600	78
Morgan Stanley Capital Trust III	7,600	122	USB Capital VI	4,300	77
Morgan Stanley Capital Trust IV	5,900	93	USB Capital VII	9,200	171
Morgan Stanley Capital Trust V	2,000	30	USB Capital X	1,800	35

		694	Wachovia Capital Trust IV	1,900	32

			Wachovia Capital Trust IX	9,400	159
Finance - Other Services (0.12%)			Wachovia Capital Trust X	2,400	48

National Rural Utilities Cooperative Finance
					950

Corp 6.10%	1,400	28
National Rural Utilities Cooperative Finance			Reinsurance (0.18%)
Corp 6.75%	1,800	39	RenaissanceRe Holdings Ltd - Series B	5,300	101

		67

			REITS - Diversified (0.19%)
Investment Management & Advisory Services (0.31%)
			Vornado Realty Trust - Series E	3,200	55
Deutsche Bank Contingent Capital Trust II	10,000	135
			Vornado Realty Trust - Series I	3,200	54

Deutsche Bank Contingent Capital Trust III	2,500	39

					109

		174

			REITS - Shopping Centers (0.32%)
Life & Health Insurance (1.06%)
			Kimco Realty Corp 6.65%	7,000	110
Lincoln National Corp 6.75%	9,100	112
			Regency Centers Corp 7.25%	1,500	28
Prudential Financial Inc	6,900	132
			Weingarten Realty Investors 6.75%	2,600	41

Prudential PLC 6.50%	14,000	203
					179

Prudential PLC 6.75%	10,000	148

		595	REITS - Storage (0.13%)

			Public Storage Inc 6.95%; Series H	3,600	71
Money Center Banks (0.25%)
Fleet Capital Trust IX	8,200	93
			Special Purpose Entity (1.16%)
National Westminster Bank Plc	4,700	49	CORTS Trust for Bristol Meyers Squibb	6,500	162

		142	Deutsche Bank Capital Funding Trust IX	5,600	80

Multi-Line Insurance (1.09%)			Deutsche Bank Capital Funding Trust X	5,400	80
Aegon NV 6.375%	4,100	39	National City Capital Trust IV	10,400	207
Allianz SE	10,600	198	PreferredPlus TR-CCR1 6.00%; Series GSC3	1,300	20
ING Groep NV 6.38%	5,000	54	PreferredPlus TR-CCR1 6.00%; Series GSC4	2,900	45
ING Groep NV 7.38%	20,000	239	PreferredPlus TR-CCR1 7.63%; Series VER1	2,300	57

ING Groep NV 8.50%	5,900	83			651

		613

			Telephone - Integrated (0.21%)
Multimedia (0.27%)			AT&T Inc	2,200	56
Viacom Inc	8,500	153	Telephone & Data Systems Inc 7.60%	3,500	63

					119

Oil Company - Exploration & Production (0.09%)
			Television (0.38%)
Nexen Inc	2,900	53
			CBS Corp 6.75%	5,600	80
Property & Casualty Insurance (0.22%)			CBS Corp 7.25%	8,800	134

Arch Capital Group Ltd 8.00%	6,200	124			214

			TOTAL PREFERRED STOCKS	$ 7,110

Regional Banks (1.69%)
Fifth Third Capital Trust VI	2,400	31
Fifth Third Capital Trust VII	9,400	142

See accompanying notes

211

Schedule of Investments
Global Diversified Income Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (35.12%)			BONDS (continued)
Airlines (0.61%)			Cellular Telecommunications (continued)
American Airlines Pass Through Trust 2001-02			VIP Finance Ireland Ltd for OJSC Vimpel
7.86%, 10/ 1/2011	$ 140 $	116	Communications (continued)
Delta Air Lines Inc			9.13%, 4/30/2018 (d)	$ 100 $		71

6.72%, 1/ 2/2023 (b)	341	226				924

		342	Chemicals - Specialty (0.17%)

Beverages - Wine & Spirits (0.66%)			Nalco Co
Constellation Brands Inc			7.75%, 11/15/2011	95		96
8.38%, 12/15/2014	370	374
			Commercial Banks (0.48%)
Brewery (0.39%)			VTB Capital SA
Cia de Bebidas das Americas			6.61%, 10/31/2012 (d)	125		107
8.75%, 9/15/2013	200	219	6.88%, 5/29/2018 (d)	200		161

						268

Broadcasting Services & Programming (0.15%)
			Computer Services (0.22%)
Grupo Televisa SA
6.63%, 3/18/2025	100	85	Sungard Data Systems Inc
			10.25%, 8/15/2015	140		122

Cable/Satellite TV (1.14%)
			Computers - Memory Devices (0.22%)
Charter Communications Operating LLC /
Charter Communications Operating Capital			Seagate Technology HDD Holdings
8.00%, 4/30/2012 (d)	105	99	6.80%, 10/ 1/2016	100		72
CSC Holdings Inc/United States			Seagate Technology International
8.50%, 4/15/2014 (d)	20	20	10.00%, 5/ 1/2014 (d)	55		54

DISH DBS Corp						126

6.63%, 10/ 1/2014	320	298	Consumer Products - Miscellaneous (0.16%)
Kabel Deutschland GmbH			Yankee Acquisition Corp/MA
10.63%, 7/ 1/2014	165	168	8.50%, 2/15/2015	125		88
Time Warner Cable Inc
8.25%, 4/ 1/2019	50	55	Cruise Lines (0.43%)

		640	Royal Caribbean Cruises Ltd

			6.88%, 12/ 1/2013	325		242
Casino Hotels (0.31%)
MGM Mirage
			Data Processing & Management (0.40%)
8.50%, 9/15/2010	160	116
			First Data Corp
13.00%, 11/15/2013 (d)	65	60

			9.88%, 9/24/2015	325		225
		176

Casino Services (0.03%)			Diversified Banking Institutions (0.25%)
Snoqualmie Entertainment Authority			Bank of America Corp
9.13%, 2/ 1/2015 (d)	50	17	5.42%, 3/15/2017	125		88
			GMAC LLC
Cellular Telecommunications (1.64%)			7.75%, 1/19/2010 (d)	55		51

America Movil SA de CV						139

5.50%, 3/ 1/2014	310	301
			Diversified Financial Services (0.49%)
Centennial Communications Corp
			TNK-BP Finance SA
6.96%, 1/ 1/2013 (e)	60	60
			6.13%, 3/20/2012 (d)	325		275
Cricket Communications Inc
9.38%, 11/ 1/2014	135	134
			Diversified Minerals (0.12%)
MetroPCS Wireless Inc			Rio Tinto Finance USA Ltd
9.25%, 11/ 1/2014	100	100	9.00%, 5/ 1/2019	45		46
Nextel Communications Inc			Teck Cominco Ltd
7.38%, 8/ 1/2015	250	178	7.00%, 9/15/2012	25		23

VIP Finance Ireland Ltd for OJSC Vimpel						69

Communications
8.38%, 4/30/2013 (d)	100	80

See accompanying notes

212

     Schedule of Investments Global Diversified Income Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Diversified Operations (0.69%)			Medical - Drugs (continued)
Leucadia National Corp			Elan Finance PLC/Elan Finance Corp
7.13%, 3/15/2017	$ 185 $	137	(continued)
Susser Holdings LLC / Susser Finance Corp			7.75%, 11/15/2011	$ 175 $		156

10.63%, 12/15/2013	250	253				194

		390	Medical - Hospitals (0.31%)

Diversified Operations & Commercial Services (0.07%)			Community Health Systems Inc
Aramark Corp			8.88%, 7/15/2015	100		100
8.50%, 2/ 1/2015	40	38	HCA Inc
			9.88%, 2/15/2017 (d)	10		10
Electric - Generation (2.52%)			HCA Inc/DE
AES Corp/The			8.50%, 4/15/2019 (d)	65		65

9.75%, 4/15/2016 (d)	300	297				175

Elwood Energy LLC
			Medical - Outpatient & Home Medical Care (0.40%)
8.16%, 7/ 5/2026	234	184
			Select Medical Corp
Indiantown Cogeneration LP			7.63%, 2/ 1/2015	300		228
9.26%, 12/15/2010	190	186

Midwest Generation LLC			Medical Instruments (0.51%)
8.56%, 1/ 2/2016	376	358
			Boston Scientific Corp
Reliant Energy Mid-Atlantic Power Holdings			6.40%, 6/15/2016	300		287
LLC
9.24%, 7/ 2/2017	416	393

			Metal - Copper (0.27%)
		1,418

			Freeport-McMoRan Copper & Gold Inc
Electric - Integrated (0.30%)			8.38%, 4/ 1/2017	155		152
Texas Competitive Electric Holdings Co LLC
10.25%, 11/ 1/2015	300	170	Metal - Diversified (0.52%)
			Vedanta Resources PLC
Electronics - Military (0.61%)			6.63%, 2/22/2010 (d)	300		295
L-3 Communications Corp
7.63%, 6/15/2012	340	343	Multimedia (0.33%)
			Quebecor Media Inc
Finance - Investment Banker & Broker (0.07%)			7.75%, 3/15/2016	225		188
UBS Preferred Funding Trust V
6.24%, 5/29/2049	95	39	Music (0.18%)
			WMG Holdings Corp
Finance - Other Services (0.29%)			0.00%, 12/15/2014 (a)(e)	220		101
Icahn Enterprises LP / Icahn Enterprises
Finance Corp			Mutual Insurance (0.15%)
7.13%, 2/15/2013	100	84	Liberty Mutual Group Inc
Lukoil International Finance BV			10.75%, 6/15/2058 (d)(e)	150		82
6.36%, 6/ 7/2017 (d)	100	79

		163	Non-Hazardous Waste Disposal (0.89%)

			Allied Waste North America Inc
Food - Retail (0.34%)			5.75%, 2/15/2011	500		502
Ingles Markets Inc
8.88%, 12/ 1/2011	190	191	Oil Company - Exploration & Production (3.73%)
			Chesapeake Energy Corp
Investment Companies (0.05%)			7.63%, 7/15/2013	375		358
Xstrata Finance Canada Ltd			9.50%, 2/15/2015	50		51
5.80%, 11/15/2016 (d)	40	30
			Compton Petroleum Finance Corp
			7.63%, 12/ 1/2013	95		36
Medical - Drugs (0.35%)
			Denbury Resources Inc
Elan Finance PLC/Elan Finance Corp
			9.75%, 3/ 1/2016	145		147
5.23%, 11/15/2011 (e)	45	38

See accompanying notes

213

     Schedule of Investments Global Diversified Income Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Oil Company - Exploration & Production			REITS - Mortgage (0.42%)
(continued)			iStar Financial Inc
Gaz Capital SA			5.88%, 3/15/2016	$ 735 $		235
7.51%, 7/31/2013 (d)	$ 350 $	315
KazMunaiGaz Finance Sub BV			Rental - Auto & Equipment (0.48%)
9.13%, 7/ 2/2018 (d)	300	260	H&E Equipment Services Inc
OPTI Canada Inc			8.38%, 7/15/2016	200		136
7.88%, 12/15/2014	70	38	Hertz Corp/The
Pemex Project Funding Master Trust			8.88%, 1/ 1/2014	60		46
6.63%, 6/15/2035	275	222	United Rentals North America Inc
PetroHawk Energy Corp			6.50%, 2/15/2012	100		90

9.13%, 7/15/2013	340	333				272

10.50%, 8/ 1/2014 (d)	35	35
Pioneer Natural Resources Co			Retail - Discount (0.15%)
6.65%, 3/15/2017	180	154	Dollar General Corp
			11.88%, 7/15/2017	80		83
Plains Exploration & Production Co
10.00%, 3/ 1/2016	155	151

			Retail - Restaurants (0.08%)
		2,100

			Landry's Restaurants Inc
Oil Company - Integrated (0.34%)			14.00%, 8/15/2011 (d)	45		43
Petrobras International Finance Co
7.88%, 3/15/2019	180	193	Rubber - Tires (0.31%)
			Goodyear Tire & Rubber Co/The
Oil Refining & Marketing (0.10%)			8.63%, 12/ 1/2011	180		172
Tesoro Corp
6.63%, 11/ 1/2015	65	55	Satellite Telecommunications (0.62%)
			DigitalGlobe Inc
Paper & Related Products (0.13%)			10.50%, 5/ 1/2014 (d)	195		196
Cascades Inc			Intelsat Subsidiary Holding Co Ltd
7.25%, 2/15/2013	95	75	8.88%, 1/15/2015 (d)	95		94
			Telesat Canada/Telesat LLC
Pipelines (0.74%)			11.00%, 11/ 1/2015 (d)	65		60

Copano Energy LLC / Copano Energy Finance						350

Corp
8.13%, 3/ 1/2016	140	128	Sovereign (5.88%)
DCP Midstream LLC			Brazilian Government International Bond
9.75%, 3/15/2019 (d)	80	79	7.88%, 3/ 7/2015	135		151
El Paso Corp			5.88%, 1/15/2019	200		198
7.25%, 6/ 1/2018	230	210	Colombia Government International Bond

		417	7.38%, 9/18/2037	245		246

			El Salvador Government International Bond
Publishing - Periodicals (0.15%)			7.65%, 6/15/2035 (d)	150		120
Nielsen Finance LLC / Nielsen Finance Co
			Indonesia Government International Bond
10.00%, 8/ 1/2014	45	42
			11.63%, 3/ 4/2019 (d)	350		418
11.50%, 5/ 1/2016 (d)	45	43

			7.75%, 1/17/2038 (d)	440		383
		85

			Panama Government International Bond
REITS - Healthcare (0.07%)			6.70%, 1/26/2036	115		111
Ventas Realty LP / Ventas Capital Corp			Philippine Government International Bond
6.50%, 6/ 1/2016	45	40	9.88%, 1/15/2019	85		102
			9.50%, 2/ 2/2030	80		95
REITS - Hotels (0.27%)			Republic of Peru
Host Hotels & Resorts LP			7.13%, 3/30/2019	250		270
7.13%, 11/ 1/2013	160	150	Russia Government International Bond
			7.50%, 3/31/2030 (d)	302		293
			South Africa Government International Bond
			7.38%, 4/25/2012	100		106

See accompanying notes

214

     Schedule of Investments Global Diversified Income Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Sovereign (continued)			Television (0.06%)
Turkey Government International Bond			Videotron Ltee
11.00%, 1/14/2013	$ 300 $	348	9.13%, 4/15/2018 (d)	$ 30 $	31
6.88%, 3/17/2036	125	107
Ukraine Government International Bond			Theaters (0.09%)
6.58%, 11/21/2016 (d)	110	66	AMC Entertainment Inc
Venezuela Government International Bond			11.00%, 2/ 1/2016	50	49
8.50%, 10/ 8/2014	225	157
9.25%, 9/15/2027	210	136	Wireless Equipment (0.07%)

			Crown Castle International Corp
		3,307

			9.00%, 1/15/2015	40	41

Sovereign Agency (0.44%)			TOTAL BONDS	$ 19,765

Mubadala Development Co
7.63%, 5/ 6/2019 (d)(f)	250	248	SENIOR FLOATING RATE INTERESTS (10.32%)
			Auto - Car & Light Trucks (0.50%)
Special Purpose Entity (0.33%)			Ford Motor Co, Term Loan B
AES Red Oak LLC			3.69%, 12/16/2013 (e)	449	283
8.54%, 11/30/2019	207	188
			Auto - Medium & Heavy Duty Trucks (0.15%)
Steel - Producers (0.84%)			Oshkosh Truck Corp, Term Loan B
Evraz Group SA			7.24%, 12/ 6/2013 (e)	100	82
8.88%, 4/24/2013 (d)	100	69
9.50%, 4/24/2018 (d)	300	185	Cable TV (1.68%)
Steel Dynamics Inc			CSC Holdings Inc, Term Loan B
6.75%, 4/ 1/2015	190	150	2.20%, 3/30/2013 (e)	497	460
8.25%, 4/15/2016 (d)(e)	90	71	Direct TV Holdings LLC; Term Loan

			0.00%, 4/13/2013 (e)(g)	497	485

		475

					945

Telecommunication Services (1.06%)
			Casino Hotels (0.35%)
Globo Comunicacoe e Participacoes SA
7.25%, 4/26/2022 (d)	100	89	Harrah's Operating Co Inc, Term Loan B2
			4.09%, 1/28/2015 (e)	274	195
Qwest Corp
7.88%, 9/ 1/2011	50	50
			Diversified Operations & Commercial Services (0.54%)
8.88%, 3/15/2012 (e)	200	203
			Aramark Corp, Term Loan B
Telcordia Technologies Inc			3.10%, 1/26/2014 (e)	315	287
4.88%, 7/15/2012 (c)(d)(e)	185	136
			Aramark Corp, Term Loan LOC
West Corp			3.33%, 1/26/2014 (e)	20	18

9.50%, 10/15/2014	135	117

					305

		595

			Electric - Integrated (0.60%)
Telephone - Integrated (2.04%)
			Texas Competitive Electric Holdings
Level 3 Financing Inc			Company, Term Loan B3
9.25%, 11/ 1/2014	75	60	3.97%, 10/10/2014 (e)	497	336
Sprint Nextel Corp
1.63%, 6/28/2010 (e)	200	186	Health Care Services (0.75%)
6.00%, 12/ 1/2016	250	208	Community Health Systems Inc, Term Loan B
Telefonos de Mexico SAB de CV			3.45%, 7/25/2014 (e)	467	420
5.50%, 1/27/2015	200	196
Telemar Norte Leste SA			Independent Power Producer (0.62%)
9.50%, 4/23/2019 (d)	120	125	NRG Energy Inc, Term Loan
Windstream Corp			2.72%, 2/ 1/2013 (e)	132	122
8.63%, 8/ 1/2016	375	373	NRG Energy Inc, Term Loan B

		1,148	2.72%, 2/ 1/2013 (e)	247	229

					351

See accompanying notes

215

Schedule of Investments
Global Diversified Income Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (continued)			REPURCHASE AGREEMENTS (continued)
Machinery - General Industry (0.34%)			Diversified Banking Institutions (continued)
Manitowoc Company Inc, Term Loan B			Investment in Joint Trading Account;
6.50%, 4/14/2014 (e)	$ 249 $	192	Deutsche Bank Repurchase Agreement;
			0.15% dated 04/30/09 maturing 05/01/09
Medical - Hospitals (0.92%)			(collateralized by Sovereign Agency
			Issues; $706,000; 0.93% - 5.00%; dated
Community Health Systems Inc, Term Loan
			03/30/10 - 01/08/14)	$ 693$	693
2.68%, 7/25/2014 (e)	24	21
			Investment in Joint Trading Account;
HCA Inc, Term Loan B1			Morgan Stanley Repurchase Agreement;
3.47%, 11/18/2013 (e)	555	500	0.12% dated 04/30/09 maturing 05/01/09

		521	(collateralized by Sovereign Agency

			Issues; $706,000; 1.00% - 7.125%; dated
Medical Products (0.55%)			05/04/09 - 02/15/30)	692	692

Biomet Inc, Term Loan B					2,077
4.15%, 3/25/2015 (e)	328	308

			TOTAL REPURCHASE AGREEMENTS	$ 2,077

Music (0.56%)
			Total Investments	$ 55,789
WMG Acquisition Corp; Term Loan
			Other Assets in Excess of Liabilities, Net - 0.87%		488
2.81%, 2/28/2010 (e)	344	316

			TOTAL NET ASSETS - 100.00%	$ 56,277

Physician Practice Management (0.42%)
US Oncology Inc, Term Loan
3.54%, 8/20/2011 (e)	250	237	(a) Non-Income Producing Security
			(b)	Market value is determined in accordance with procedures established in
Property & Casualty Insurance (0.31%)			good faith by the Board of Directors. At the end of the period, the value
			of these securities totaled $236 or 0.42% of net assets.
Asurion Corp, Term Loan B
			(c) Security is Illiquid
3.78%, 7/ 7/2014 (e)	200	175
			(d)	Security exempt from registration under Rule 144A of the Securities Act
			of 1933. These securities may be resold in transactions exempt from
Publishing - Periodicals (0.45%)			registration, normally to qualified institutional buyers. Unless otherwise
Nielsen Finance LLC / Nielsen Finance Corp,			indicated, these securities are not considered illiquid. At the end of the
Term Loan B			period, the value of these securities totaled $5,212 or 9.26% of net
2.47%, 8/ 9/2013 (e)	298	252	assets.
			(e)	Variable Rate. Rate shown is in effect at April 30, 2009.
Satellite Telecommunications (0.81%)			(f)	Security purchased on a when-issued basis. See Notes to Financial
Panamsat Corp, Term Loan B			Statements.
2.99%, 1/ 3/2014 (e)	497	455	(g)	This Senior Floating Rate Note will settle after April 30, 2009, at which
			time the interest rate will be determined.
Theaters (0.77%)
AMC Entertainment Inc, Term Loan			Unrealized Appreciation (Depreciation)
1.94%, 1/30/2013 (e)	234	216	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:
Cinemark USA Inc, Term Loan C
2.29%, 3/31/2011 (e)	244	219

			Unrealized Appreciation	$ 5,338
		435
			Unrealized Depreciation		(1,919)

TOTAL SENIOR FLOATING RATE INTERESTS	$ 5,808		Net Unrealized Appreciation (Depreciation)		3,419

REPURCHASE AGREEMENTS (3.69%)			Cost for federal income tax purposes		52,370
			All dollar amounts are shown in thousands (000's)
Diversified Banking Institutions (3.69%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $706,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 692$	692
See accompanying notes

216

Schedule of Investments
Global Diversified Income Fund
April 30, 2009 (unaudited)
Portfolio Summary (unaudited)

Country	Percent

United States	58.75%
United Kingdom	5.55%
Hong Kong	3.95%
Australia	2.79%
Canada	2.57%
Japan	2.36%
Netherlands	2.35%
France	2.23%
Luxembourg	2.04%
Bermuda	1.43%
Indonesia	1.42%
Brazil	1.39%
Germany	1.21%
Mexico	1.03%
Singapore	0.90%
Turkey	0.81%
Switzerland	0.79%
Ireland	0.67%
Sweden	0.63%
Belgium	0.61%
Cayman Islands	0.57%
Russian Federation	0.52%
Venezuela	0.52%
Greece	0.49%
Peru	0.48%
United Arab Emirates	0.44%
Colombia	0.44%
Liberia	0.43%
Spain	0.36%
Philippines	0.35%
Italy	0.28%
El Salvador	0.21%
Panama	0.20%
South Africa	0.19%
Ukraine	0.12%
Cyprus	0.05%
Other Assets in Excess of Liabilities, Net	0.87%

TOTAL NET ASSETS	100.00%

See accompanying notes

217

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.95%)			COMMON STOCKS (continued)
Hotels & Motels (0.19%)			REITS - Diversified (continued)
Marcus Corp	600 $	8	Babcock & Brown Japan Property Trust	21,444 $		5
			British Land Co PLC	8,877		57
Real Estate Management & Services (6.22%)			Canadian Real Estate Investment Trust	1,600		26
Aeon Mall Co Ltd	1,019	13	Cominar Real Estate Investment Trust	1,500		17
Castellum AB	2,132	14	Corio NV	942		42
Conwert Immobilien Invest SE (a)	2,145	16	Derwent London PLC	567		7
Deutsche Euroshop AG	443	13	Dexus Property Group	55,137		29
Fabege AB	2,784	12	Digital Realty Trust Inc	1,355		49
Hufvudstaden AB	1,560	9	Entertainment Properties Trust	600		14
Kungsleden AB	2,040	10	Fonciere Des Regions	275		15
Mitsubishi Estate Co Ltd	9,677	126	Gecina SA	137		8
PSP Swiss Property AG (a)	744	35	Goodman Group	35,591		10

		248	GPT Group	48,495		17

Real Estate Operator & Developer (22.93%)			Hammerson PLC	5,805		27
APN Property Group Ltd	10,222	1	Klepierre	954		21
CapitaLand Ltd	9,868	18	Land Securities Group PLC	8,840		74
China Overseas Land & Investment Ltd	60,856	107	Liberty International PLC - Rights (a)(b)(c)	731		1
China Resources Land Ltd	32,716	59	Liberty International PLC	2,810		17
FKP Property Group	27,161	16	Mirvac Group	38,534		29
Franshion Properties China Ltd	44,000	12	Mirvac Industrial Trust	67,680		3
GAGFAH SA	949	6	PS Business Parks Inc	833		36
Hang Lung Properties Ltd	29,476	84	Segro PLC	57,915		21
Helical Bar PLC	2,386	12	Shaftesbury PLC	3,662		19
Henderson Land Development Co Ltd	5,000	24	Stockland	7,214		16
Hongkong Land Holdings Ltd	9,538	24	Unibail-Rodamco	939		141
Hysan Development Co Ltd	22,985	42	Vastned Offices/Industrial	623		7
Mitsui Fudosan Co Ltd	9,393	118	Vornado Realty Trust	1,095		53
Sino Land Co	41,052	53	Wereldhave Belgium NV	75		5
Sino-Ocean Land Holdings Ltd	33,500	25	Wereldhave NV	293		20

ST Modwen Properties PLC	2,156	6				814

Sumitomo Realty & Development Co Ltd	5,647	67	REITS - Healthcare (5.64%)
Sun Hung Kai Properties Ltd	23,087	241	HCP Inc	1,815		40

		915	Health Care REIT Inc	564		19

REITS - Apartments (5.78%)			LTC Properties Inc	689		12
American Campus Communities Inc	725	16	National Health Investors Inc	359		10
Apartment Investment & Management Co	2,200	16	Nationwide Health Properties Inc	1,574		39
AvalonBay Communities Inc	281	16	Omega Healthcare Investors Inc	1,422		22
BRE Properties Inc	900	22	Parkway Life Real Estate Investment Trust	42,381		22
Canadian Apartment Properties REIT	1,959	20	Ventas Inc	2,130		61

Education Realty Trust Inc	1,800	8				225

Equity Residential	727	17	REITS - Hotels (2.28%)
Essex Property Trust Inc	559	36	Ashford Hospitality Trust Inc	2,900		9
Home Properties Inc	1,654	60	DiamondRock Hospitality Co	2,000		13
Northern Property Real Estate Investment			Host Hotels & Resorts Inc	6,003		46
Trust	1,350	20

			LaSalle Hotel Properties	826		10
		231

			Sunstone Hotel Investors Inc	2,500		13

REITS - Diversified (20.41%)						91

Ascendas Real Estate Investment Trust	31,298	28

See accompanying notes

218

     Schedule of Investments Global Real Estate Securities Fund

April 30, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
REITS - Manufactured Homes (0.76%)				REITS - Warehouse & Industrial (1.60%)
Equity Lifestyle Properties Inc	500 $		20	AMB Property Corp	1,400 $	27
Sun Communities Inc	700		10	ProLogis	4,063	37

			30			64

REITS - Office Property (7.43%)				TOTAL COMMON STOCKS		$ 3,867

Alexandria Real Estate Equities Inc	537		20		Principal
Boston Properties Inc	1,495		74
					Amount	Value
Brandywine Realty Trust	2,400		15		(000's)	(000's)

Cofinimmo	47		5	CONVERTIBLE BONDS (0.71%)
Corporate Office Properties Trust SBI MD	280		9	REITS - Office Property (0.28%)
Great Portland Estates PLC	2,685		12	Boston Properties LP
ICADE	84		6	2.88%, 2/15/2037	$ 3	2
ING Office Fund	16,867		5	Kilroy Realty LP
Japan Real Estate Investment Corp	2		14	3.25%, 4/15/2012 (d)	12	9

Macquarie Office Trust	101,360		14			11

Nippon Building Fund Inc	9		73	REITS - Shopping Centers (0.43%)
Nomura Real Estate Office Fund Inc	2		10	Acadia Realty Trust
SL Green Realty Corp	1,000		18	3.75%, 12/15/2026	10	8
Societe Immobiliere de Location pour				Weingarten Realty Investors
l'Industrie et le Commerce	172		15	3.95%, 8/ 1/2026	10	9

Tishman Speyer Office Fund	56,762		6			17

			296

				TOTAL CONVERTIBLE BONDS		$ 28

REITS - Regional Malls (4.88%)
				REPURCHASE AGREEMENTS (0.64%)
CBL & Associates Properties Inc	2,200		18
				Diversified Banking Institutions (0.64%)
Simon Property Group Inc	2,981		154
				Investment in Joint Trading Account; Bank

Taubman Centers Inc	980		23	of America Repurchase Agreement; 0.15%

			195	dated 04/30/09 maturing 05/01/09

				(collateralized by Sovereign Agency
REITS - Shopping Centers (15.88%)
				Issues; $9,000; 0.00% - 5.87%; dated
Acadia Realty Trust	1,350		20	09/11/09 - 01/22/37)	$ 9$	9
CapitaMall Trust	58,589		49	Investment in Joint Trading Account;
Cedar Shopping Centers Inc	2,500		9	Deutsche Bank Repurchase Agreement;
Federal Realty Investment Trust	1,020		56	0.15% dated 04/30/09 maturing 05/01/09
				(collateralized by Sovereign Agency
Japan Retail Fund Investment Corp	5		18
				Issues; $9,000; 0.93% - 5.00%; dated
Kimco Realty Corp	2,840		34	03/30/10 - 01/08/14)	9	9
Kite Realty Group Trust	2,900		10	Investment in Joint Trading Account;
Link REIT/The	32,960		64	Morgan Stanley Repurchase Agreement;
Macquarie CountryWide Trust	78,735		18	0.12% dated 04/30/09 maturing 05/01/09
				(collateralized by Sovereign Agency
Macquarie DDR Trust	237,409		9	Issues; $9,000; 1.00% - 7.125%; dated
RioCan Real Estate Investment Trust	4,000		46	05/04/09 - 02/15/30)	8	8

Saul Centers Inc	900		29			26

Tanger Factory Outlet Centers	1,520		51
				TOTAL REPURCHASE AGREEMENTS		$ 26

Vastned Retail NV	340		15
Weingarten Realty Investors	420		6	Total Investments		$ 3,921
Westfield Group	25,507		199	Other Assets in Excess of Liabilities, Net - 1.70%		68

			633	TOTAL NET ASSETS - 100.00%		$ 3,989

REITS - Storage (2.95%)
Public Storage	1,620		108
U-Store-It Trust	2,700		9

			117

See accompanying notes

219

Schedule of Investments Global Real Estate Securities Fund

April 30, 2009 (unaudited)

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1 or 0.03% of net assets.
(c) Security is Illiquid
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $9 or 0.23% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 225
Unrealized Depreciation	(2,029)

Net Unrealized Appreciation (Depreciation)	(1,804)
Cost for federal income tax purposes	5,725
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent

United States	36.47%
Hong Kong	17.79%
Japan	11.01%
Australia	9.51%
United Kingdom	6.30%
France	5.16%
Canada	3.22%
Singapore	2.96%
Netherlands	2.12%
Sweden	1.13%
Switzerland	0.88%
China	0.62%
Austria	0.40%
Germany	0.32%
Belgium	0.26%
Luxembourg	0.15%
Other Assets in Excess of Liabilities, Net	1.70%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Currency Contracts	19.48%

See accompanying notes

220

		Schedule of Investments
		Global Real Estate Securities Fund
		April 30, 2009 (unaudited)

		Foreign Currency Contracts
					Net Unrealized
Foreign Currency	Delivery	Contracts			Appreciation
Purchase Contracts	Date	to Accept	In Exchange For	Value	(Depreciation)

Australian Dollar	5/14/2009	108,978	$78	$79	$1
British Pound	5/14/2009	7,575	11	11	-
Canadian Dollar	5/14/2009	4,861	4	4	-
Euro	5/14/2009	32,073	42	42	-
Hong Kong Dollar	5/14/2009	42,454	5	5	-
Japanese Yen	5/14/2009	11,627,741	117	117	-
New Zealand Dollar	5/14/2009	9,836	6	6	-
Norwegian Krone	5/14/2009	17,298	3	3	-
Singapore Dollar	5/14/2009	82,604	55	56	1
Swedish Krona	5/14/2009	55,023	7	7	-
Swiss Franc	5/14/2009	8,981	8	8	-

					Net Unrealized
Foreign Currency	Delivery	Contracts			Appreciation
Sale Contracts	Date	to Deliver	In Exchange For	Value	(Depreciation)

Australian Dollar	5/14/2009	216,985	$156	$157	$(1)
British Pound	5/14/2009	27,703	42	41	1
Euro	5/14/2009	10,123	13	13	-
Hong Kong Dollar	5/14/2009	1,158,470	150	150	-
Japanese Yen	5/14/2009	5,008,540	50	50	-
Singapore Dollar	5/14/2009	27,168	18	18	-
Swedish Krona	5/14/2009	72,024	9	9	-

All dollar amounts are shown in thousands (000's)

See accompanying notes

221

Schedule of Investments
High Quality Intermediate-Term Bond Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (2.59%)			PREFERRED STOCKS (continued)
Cable/Satellite TV (0.08%)			Regional Banks (continued)
Comcast Corp 6.63%	2,100 $	43	USB Capital XII	3,200 $	61

					348

Commercial Banks (0.07%)
			Reinsurance (0.14%)
M&T Capital Trust IV	1,700	42
			Everest Re Capital Trust II	1,000	17
Diversified Banking Institutions (0.11%)			PartnerRe Ltd 6.50%	3,300	59

Royal Bank of Scotland Group PLC 6.60%;					76

Series S	3,550	29
			REITS - Apartments (0.08%)
Royal Bank of Scotland Group PLC 6.75%;
			BRE Properties Inc - Series C	2,500	44
Series Q	1,650	14
Royal Bank of Scotland Group PLC 7.25%;
			REITS - Diversified (0.03%)
Series H	2,400	22

			PS Business Parks Inc - Series P	900	15
		65

Electric - Integrated (0.29%)			REITS - Office Property (0.05%)
PPL Capital Funding Inc	2,600	64	HRPT Properties Trust - Series B	2,000	29
Xcel Energy Inc 7.60%	4,000	101

		165	REITS - Shopping Centers (0.09%)

			Regency Centers Corp 7.25%	2,000	37
Finance - Investment Banker & Broker (0.05%)
			Regency Centers Corp 7.45%	600	12

Morgan Stanley Capital Trust III	1,800	29
					49

Life & Health Insurance (0.28%)			REITS - Warehouse & Industrial (0.15%)
Delphi Financial Group Inc 7.38%	4,000	53	AMB Property Corp - Series M	5,000	83
PLC Capital Trust V	5,600	54
Prudential PLC 6.50%	3,500	51	Special Purpose Entity (0.10%)
Prudential PLC 6.75%	100	1	Deutsche Bank Capital Funding Trust X	1,300	19

		159	Merrill Lynch Capital Trust II	3,400	39

					58

Money Center Banks (0.19%)
Santander Finance Preferred SA Unipersonal			Television (0.03%)
6.50%	4,200	63	CBS Corp 7.25%	1,200	18

Santander Finance Preferred SA Unipersonal			TOTAL PREFERRED STOCKS	$ 1,456

6.80%	2,900	43

				Principal
		106

				Amount	Value
Multi-Line Insurance (0.14%)				(000's)	(000's)

ING Groep NV 6.13%	1,700	18	BONDS (62.72%)
ING Groep NV 6.20%	4,800	50	Airlines (0.10%)
ING Groep NV 8.50%	800	11	Southwest Airlines Co 2007-1 Pass Through

		79	Trust

			6.15%, 8/ 1/2022	$ 67	59
Multimedia (0.05%)
Viacom Inc	1,400	25	Asset Backed Securities (9.35%)
			Ameriquest Mortgage Securities Inc
Property & Casualty Insurance (0.04%)			0.74%, 3/25/2035 (a)	23	17
Berkley W R Capital Trust	1,100	23	0.67%, 7/25/2035 (a)	12	11
			Carrington Mortgage Loan Trust
Regional Banks (0.62%)			0.72%, 12/25/2035 (a)	800	604
Bank One Capital VI	3,400	71	Chase Funding Mortgage Loan Asset-Backed
Fleet Capital Trust VIII	3,200	41	Certificates
KeyCorp Capital IX	1,000	12	1.19%, 9/25/2033 (a)	66	14
National City Capital Trust II	9,000	146	0.90%, 12/25/2033 (a)	9	5
SunTrust Capital IX	1,000	17	Citigroup Mortgage Loan Trust Inc
			0.59%, 3/25/2037 (a)	625	312

See accompanying notes

222

Schedule of Investments
High Quality Intermediate-Term Bond Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Asset Backed Securities (continued)			Automobile Sequential (continued)
Countrywide Asset-Backed Certificates			Ford Credit Auto Owner Trust
1.51%, 1/25/2034 (a)	$ 214 $	103	5.30%, 6/15/2012	$ 210 $	182
0.73%, 2/25/2036 (a)	285	256	5.60%, 10/15/2012	90	71
0.69%, 3/25/2036 (a)(b)	460	242	Hyundai Auto Receivables Trust
0.57%, 11/25/2037 (a)	400	211	0.85%, 1/17/2012 (a)	111	110
First Franklin Mortgage Loan Asset Backed			WFS Financial Owner Trust
Certificates			4.50%, 5/17/2013	150	149

0.71%, 9/25/2035 (a)	119	114			1,142

0.68%, 11/25/2035 (a)	471	409
			Building Products - Cement & Aggregate (0.59%)
First-Citizens Home Equity Loan LLC
			Martin Marietta Materials Inc
0.66%, 9/15/2022 (a)(c)	92	52
			1.19%, 4/30/2010 (a)	350	335
Ford Credit Floorplan Master Owner Trust
0.90%, 6/15/2011 (a)(b)	410	389
			Building Products - Wood (0.17%)
Great America Leasing Receivables			Masco Corp
5.39%, 9/15/2011 (c)	90	91	1.63%, 3/12/2010 (a)	100	95
Indymac Residential Asset Backed Trust
0.63%, 4/25/2037 (a)	800	389	Cable/Satellite TV (0.16%)
JP Morgan Mortgage Acquisition Corp			COX Communications Inc
0.61%, 4/25/2036 (a)	525	340	6.75%, 3/15/2011	70	72
5.45%, 11/25/2036	455	345	8.38%, 3/ 1/2039 (c)	20	19

0.52%, 3/25/2037 (a)	151	123			91

0.59%, 3/25/2037 (a)	290	121
			Cellular Telecommunications (0.91%)
Lehman XS Trust
0.64%, 9/25/2035 (a)	169	163	Rogers Wireless Inc
			6.38%, 3/ 1/2014	65	69
Long Beach Mortgage Loan Trust
0.97%, 6/25/2034 (a)	40	21	Vodafone Group PLC
			7.75%, 2/15/2010	30	31
0.55%, 10/25/2036 (a)(b)	800	192
			1.66%, 6/15/2011 (a)	145	138
0.55%, 11/25/2036 (a)	675	264
			1.54%, 2/27/2012 (a)	300	276

Marriott Vacation Club Owner Trust
5.52%, 5/20/2029 (a)(c)	93	74			514

MSDWCC Heloc Trust			Chemicals - Diversified (0.03%)
0.63%, 7/25/2017 (a)	55	23	EI Du Pont de Nemours & Co
Popular ABS Mortgage Pass-Through Trust			4.75%, 11/15/2012	15	15
0.70%, 11/25/2035 (a)	32	32
Residential Asset Mortgage Products Inc			Commercial Banks (1.41%)
0.71%, 7/25/2035 (a)	110	90	Commonwealth Bank of Australia
SACO I Inc			6.02%, 3/15/2036 (c)	120	62
0.58%, 6/25/2036 (a)(b)	169	73	KeyBank NA
Saxon Asset Securities Trust			1.33%, 11/ 3/2009 (a)	300	296
0.96%, 3/25/2035 (a)	250	179	M&I Marshall & Ilsley Bank

		5,259	1.54%, 12/ 4/2012 (a)	400	286

			US Bank NA/Cincinnati OH
Automobile Sequential (2.03%)
			6.38%, 8/ 1/2011	40	42
AmeriCredit Automobile Receivables Trust
			Wachovia Bank NA
0.51%, 4/ 6/2012 (a)	106	104
			4.88%, 2/ 1/2015	130	109

Capital Auto Receivables Asset Trust
					795

3.92%, 11/16/2009	15	15
5.52%, 3/15/2011 (a)	245	183	Computers - Integrated Systems (0.01%)
Capital One Auto Finance Trust			NCR Corp
0.46%, 7/15/2011 (a)	87	84	7.13%, 6/15/2009	5	5
Daimler Chrysler Auto Trust
4.71%, 9/10/2012	250	244

See accompanying notes

223

Schedule of Investments

High Quality Intermediate-Term Bond Fund

April 30, 2009 (unaudited)

	Principal				Principal
	Amount	Value			Amount	Value
	(000's)	(000's)			(000's)	(000's)

BONDS (continued)				BONDS (continued)
Credit Card Asset Backed Securities (1.63%)				Finance - Commercial (continued)
Bank One Issuance Trust				Textron Financial Corp (continued)
0.77%, 3/15/2012 (a)	$ 300 $		294	6.00%, 2/15/2067 (a)(c)	$ 125 $		34

Cabela's Master Credit Card Trust							311

4.31%, 12/16/2013 (c)	250		237
				Finance - Consumer Loans (1.21%)
Discover Card Master Trust I
0.69%, 5/15/2012 (a)	425		384	HSBC Finance Corp

				1.52%, 11/16/2009 (a)	250		243
			915

				4.13%, 11/16/2009	355		352
Diversified Banking Institutions (0.44%)				SLM Corp
Citigroup Inc				1.25%, 7/26/2010 (a)	100		85

5.88%, 2/22/2033	25		14				680

6.13%, 8/25/2036	30		18
				Finance - Credit Card (0.43%)
Goldman Sachs Group Inc/The
1.42%, 2/ 6/2012 (a)	150		137	American Express Co
				4.88%, 7/15/2013	15		14
Societe Generale
5.92%, 4/29/2049 (a)(c)	150		77	Capital One Bank USA NA

				5.00%, 6/15/2009	110		110
			246

				6.50%, 6/13/2013	130		120

Diversified Manufacturing Operations (0.05%)							244

Illinois Tool Works Inc
6.25%, 4/ 1/2019 (c)	30		29	Finance - Investment Banker & Broker (1.61%)
				Bear Stearns Cos LLC/The
Diversified Minerals (0.05%)				1.45%, 11/28/2011 (a)	450		420
Rio Tinto Finance USA Ltd				Merrill Lynch & Co Inc
9.00%, 5/ 1/2019	30		31	1.45%, 2/ 5/2010 (a)	175		168
				1.37%, 11/ 1/2011 (a)	200		170
Electric - Generation (0.05%)				1.50%, 6/ 5/2012 (a)	150		122
Korea East-West Power Co Ltd				6.05%, 8/15/2012	28		26

4.88%, 4/21/2011 (c)	30		30				906

Electric - Integrated (0.93%)				Finance - Leasing Company (0.59%)
Baltimore Gas & Electric Co				International Lease Finance Corp
5.90%, 10/ 1/2016	90		85	1.53%, 1/15/2010 (a)	170		154
Carolina Power & Light Co				1.47%, 5/24/2010 (a)	200		175

8.63%, 9/15/2021	75		90				329

Consolidated Edison Co of New York Inc				Gas - Distribution (0.02%)
4.88%, 2/ 1/2013	15		16
				KeySpan Corp
Ohio Power Co				7.63%, 11/15/2010	10		11
1.35%, 4/ 5/2010 (a)	255		251
Oncor Electric Delivery Co				Home Equity - Other (5.33%)

7.00%, 5/ 1/2032	85		78	Bear Stearns Asset Backed Securities Trust

			520	1.09%, 2/25/2034 (a)	44		15

Electronic Components - Semiconductors (0.39%)				1.04%, 3/25/2034 (a)	149		75
National Semiconductor Corp				0.60%, 8/25/2036 (a)	525		222
1.57%, 6/15/2010 (a)	250		221	0.63%, 5/25/2037 (a)	1,750		958
				CDC Mortgage Capital Trust
Finance - Auto Loans (0.71%)				1.29%, 6/25/2034 (a)	147		86
American Honda Finance Corp				Countrywide Asset-Backed Certificates
1.21%, 4/20/2010 (a)(c)	400		397	6.09%, 6/25/2021 (a)	221		50
				First NLC Trust
Finance - Commercial (0.55%)				0.74%, 9/25/2035 (a)	210		186
Textron Financial Corp				GMAC Mortgage Corp Loan Trust
1.38%, 2/25/2011 (a)	425		277	5.75%, 10/25/2036	335		194

See accompanying notes

224

Schedule of Investments

High Quality Intermediate-Term Bond Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Home Equity - Other (continued)			Metal - Diversified (0.04%)
HSI Asset Securitization Corp Trust			Falconbridge Ltd
0.58%, 1/25/2037 (a)	$ 775 $	250	7.35%, 6/ 5/2012	$ 10 $		9
Mastr Asset Backed Securities Trust			5.38%, 6/ 1/2015	15		11

2.91%, 8/25/2033 (a)	100	30				20

New Century Home Equity Loan Trust
0.73%, 3/25/2035 (a)(b)	9	4	Money Center Banks (0.34%)
Option One Mortgage Loan Trust			Rabobank Capital Funding Trust
1.49%, 5/25/2034 (a)	109	64	5.25%, 12/29/2049 (a)(c)	165		91
1.44%, 2/25/2035 (a)(b)	15	2	Unicredit Luxembourg Finance SA
			6.00%, 10/31/2017 (c)	150		99

0.54%, 7/25/2036 (a)	193	123
						190

Residential Asset Securities Corp
0.71%, 7/25/2035 (a)	12	11	Mortgage Backed Securities (24.97%)
0.59%, 9/25/2036 (a)	305	136	Adjustable Rate Mortgage Trust
Saxon Asset Securities Trust			1.01%, 2/25/2035 (a)	38		18
2.13%, 3/25/2035 (a)	84	22	Banc of America Commercial Mortgage Inc
Soundview Home Equity Loan Trust			7.33%, 11/15/2031	105		105
0.53%, 7/25/2036 (a)	58	56	4.97%, 7/10/2043	130		33
Specialty Underwriting & Residential Finance			5.33%, 9/10/2045	325		304
1.20%, 2/25/2035 (a)	86	34	0.19%, 10/10/2045	71,634		194
0.67%, 3/25/2036 (a)	13	12	5.31%, 10/10/2045 (a)	190		170
WAMU Asset-Backed Certificates			5.68%, 7/10/2046 (a)	300		142
0.61%, 5/25/2037 (a)	340	201	5.45%, 1/15/2049	250		193
Wells Fargo Home Equity Trust			5.84%, 6/10/2049 (a)	250		189
0.94%, 4/25/2034 (a)	62	31
			5.49%, 2/10/2051	200		144
0.73%, 10/25/2035 (a)	347	238

			Banc of America Funding Corp
		3,000	0.53%, 7/20/2036 (a)	307		264

Home Equity - Sequential (0.24%)			0.73%, 7/20/2036 (a)	283		47
Countrywide Asset-Backed Certificates			Banc of America Mortgage Securities Inc
5.39%, 4/25/2036	230	60	4.11%, 6/25/2034 (a)	64		63
5.51%, 8/25/2036	200	73	Bear Stearns Adjustable Rate Mortgage Trust

		133	4.84%, 8/25/2035 (a)	311		164

			Bear Stearns Commercial Mortgage Securities
Investment Companies (0.44%)			7.00%, 5/20/2030	120		122
Xstrata Finance Dubai Ltd			3.97%, 11/11/2035	35		35
1.58%, 11/13/2009 (a)(c)	250	245
			0.51%, 5/11/2039 (a)(c)	2,851		28

Life & Health Insurance (0.68%)			Bella Vista Mortgage Trust
			0.74%, 1/22/2045 (a)	247		105
Hartford Life Global Funding Trusts
1.49%, 9/15/2009 (a)	300	286	Chase Mortgage Finance Corp
			4.46%, 7/25/2037 (a)(b)	123		77
Lincoln National Corp
5.65%, 8/27/2012	145	95	Citigroup Commercial Mortgage Trust

			0.51%, 10/15/2049 (a)	4,530		80
		381

			Citigroup/Deutsche Bank Commercial
Medical - HMO (0.18%)			Mortgage Trust
Aetna Inc			0.71%, 10/15/2048 (a)(b)	7,281		114
6.75%, 12/15/2037	100	87	0.56%, 12/11/2049 (a)	6,588		77
WellPoint Inc			Commercial Mortgage Loan Trust
6.80%, 8/ 1/2012	15	16	6.22%, 9/10/2017 (a)	350		251

		103	Commercial Mortgage Pass Through Certificates

			5.22%, 5/10/2043 (a)	100		27
Medical Laboratory & Testing Service (0.09%)
			0.47%, 12/10/2046 (a)(c)	3,865		24
Quest Diagnostics Inc
6.40%, 7/ 1/2017	50	48	5.25%, 12/10/2046	100		86
			6.01%, 12/10/2049 (a)	425		62

See accompanying notes

225

Schedule of Investments
High Quality Intermediate-Term Bond Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Countrywide Alternative Loan Trust			Ginnie Mae (continued)
0.66%, 5/25/2035 (a)	$ 78 $	32	1.06%, 3/16/2047 (a)	$ 1,786 $		92
2.82%, 7/20/2035 (a)	76	23	GMAC Commercial Mortgage Securities Inc
Countrywide Asset-Backed Certificates			6.96%, 9/15/2035	147		149
0.72%, 11/25/2035 (a)	52	37	0.91%, 3/10/2038 (a)(c)	896		13
0.71%, 1/25/2036 (a)	325	231	Greenpoint Mortgage Funding Trust
Credit Suisse Mortgage Capital Certificates			0.74%, 6/25/2045 (a)	62		11
6.02%, 6/15/2038 (a)	170	128	Greenwich Capital Commercial Funding Corp
5.00%, 9/15/2039 (c)	4,892	96	6.11%, 7/10/2038 (a)	230		120
5.47%, 9/15/2039	200	145	1.29%, 3/10/2039 (a)(b)(c)	12,842		147
0.77%, 12/15/2039 (a)	5,833	133	GS Mortgage Securities Corp II
7.00%, 12/15/2039	1,436	12	0.90%, 11/10/2039 (c)	2,534		52
5.42%, 2/15/2040	150	63	GSR Mortgage Loan Trust
			0.80%, 12/25/2035 (a)	33		13
5.69%, 9/15/2040 (a)	300	212
			0.70%, 8/25/2046 (a)(b)	532		89
5.87%, 9/15/2040	300	127
			Impac CMB Trust
6.42%, 2/15/2041 (a)(c)	350	147	1.44%, 10/25/2033 (a)	25		15
CS First Boston Mortgage Securities Corp			1.20%, 1/25/2035 (a)	51		24
0.42%, 3/15/2036 (a)(c)	784	8
			0.75%, 4/25/2035 (a)	42		8
0.42%, 5/15/2036 (a)(c)	882	5
			0.87%, 4/25/2035 (a)	44		8
0.83%, 7/15/2036 (a)(c)	865	11
			0.74%, 8/25/2035 (a)	66		12
0.41%, 11/15/2037 (a)(c)	1,932	25
			0.95%, 8/25/2035 (a)(b)	150		28
8.09%, 9/15/2041 (a)	40	40
			Impac Secured Assets CMN Owner Trust
CW Capital Cobalt Ltd			0.72%, 3/25/2036 (a)	925		437
6.02%, 7/15/2017 (a)	100	45
			Indymac Index Mortgage Loan Trust
Fannie Mae			1.04%, 4/25/2034 (a)	20		13
0.74%, 2/25/2018 (a)	73	73
			0.67%, 4/25/2035 (a)	56		24
0.69%, 11/25/2022 (a)	91	90
			0.77%, 4/25/2035 (a)	50		9
0.64%, 1/25/2023 (a)	111	110
			0.62%, 1/25/2037 (a)	625		216
0.74%, 2/25/2032 (a)	100	98
			0.68%, 6/25/2037 (a)(b)	504		215
0.69%, 3/25/2035 (a)	150	146
			JP Morgan Chase Commercial Mortgage
6.80%, 3/25/2039	112	111	Securities Corp
6.50%, 2/25/2047	124	133	0.39%, 10/12/2035 (a)(c)	1,530		37
Fannie Mae Whole Loan			5.02%, 1/12/2037	55		22
0.64%, 5/25/2035 (a)	169	149	5.29%, 9/12/2037 (a)	100		23
First Union National Bank Commercial			0.89%, 1/12/2039 (a)(c)	801		13
Mortgage Securities Inc
8.09%, 5/17/2032	65	65	5.63%, 6/12/2041 (a)	285		124
5.59%, 2/12/2034	16	16	0.76%, 1/15/2042 (a)(c)	1,894		20
6.14%, 2/12/2034	150	152	5.44%, 5/15/2045 (a)	185		80
Freddie Mac			6.01%, 6/15/2049 (a)	115		57
0.90%, 6/15/2023 (a)	111	110	6.20%, 2/12/2051 (c)	230		33
0.85%, 7/15/2023 (a)	577	570	6.30%, 2/12/2051 (a)	260		60
0.80%, 2/15/2030 (a)	89	89	5.88%, 2/15/2051	360		269
5.50%, 9/15/2031 (a)	325	338	JP Morgan Mortgage Trust
GE Capital Commercial Mortgage Corp			4.95%, 11/25/2035 (a)(b)	400		237
0.53%, 5/10/2014	11,093	85	5.97%, 6/25/2036 (a)	66		49
4.97%, 8/11/2036	30	29	6.38%, 8/25/2036 (a)	163		93
0.71%, 3/10/2040 (a)(c)	1,192	13	5.68%, 4/25/2037 (a)	250		151
5.51%, 11/10/2045 (a)	195	46	5.68%, 4/25/2037 (a)	220		116
Ginnie Mae			LB-UBS Commercial Mortgage Trust
1.30%, 2/16/2047 (a)	2,077	99	6.06%, 6/15/2020	8		8

See accompanying notes

226

Schedule of Investments

High Quality Intermediate-Term Bond Fund

April 30, 2009 (unaudited)

	Principal				Principal
	Amount	Value			Amount	Value
	(000's)	(000's)			(000's)	(000's)

BONDS (continued)				BONDS (continued)
Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
LB-UBS Commercial Mortgage Trust				WaMu Mortgage Pass Through Certificates
(continued)				1.08%, 12/25/2027 (a)(b)	$ 152 $	117
0.51%, 3/15/2036 (a)(c)	$ 536 $		11	3.79%, 6/25/2034 (a)	125	124
0.56%, 3/15/2036 (a)(c)	1,380		25	4.68%, 5/25/2035 (a)	75	54
0.81%, 8/15/2036 (a)(c)	582		7	0.98%, 7/25/2044 (a)	41	18
5.41%, 9/15/2039 (a)	80		39	0.75%, 1/25/2045 (a)	53	25
0.14%, 2/15/2040 (a)	8,652		143	0.97%, 1/25/2045 (a)	169	23
5.86%, 7/15/2040 (a)	265		192	0.67%, 4/25/2045 (a)	29	14
6.45%, 7/17/2040 (a)	250		40	0.73%, 7/25/2045 (a)	74	35
6.32%, 4/15/2041 (a)	180		56	0.82%, 11/25/2045 (a)(b)	251	192
6.46%, 9/15/2045 (a)	185		33	Wells Fargo Mortgage Backed Securities Trust
Lehman XS Trust				4.85%, 10/25/2035 (a)	300	230

0.66%, 6/25/2047 (a)	738		256			14,041

Merrill Lynch Mortgage Trust
5.78%, 8/12/2016	290		148	Multi-Line Insurance (0.29%)
0.29%, 2/12/2042 (a)	1,359		13	Aegon NV
				4.75%, 6/ 1/2013	10	9
Merrill Lynch/Countrywide Commercial
Mortgage Trust				ING Groep NV
0.63%, 8/12/2048 (a)	2,972		55	5.78%, 12/ 8/2035	410	151

0.33%, 12/12/2049 (a)(c)	2,437		15			160

5.94%, 6/12/2050 (a)	425		77	Multimedia (0.35%)
Morgan Stanley Capital I				Time Warner Inc
7.11%, 4/15/2033	115		115	1.46%, 11/13/2009 (a)	200	199
0.50%, 1/13/2041 (a)(c)	575		12
0.66%, 5/24/2043 (a)(c)	425		287	Mutual Insurance (0.15%)
0.32%, 12/15/2043 (a)(c)	2,753		19	Liberty Mutual Group Inc
5.36%, 3/15/2044 (a)	575		429	7.25%, 9/ 1/2012 (c)	3	3
5.81%, 4/12/2049 (a)	300		222	7.50%, 8/15/2036 (c)	130	82

5.81%, 4/12/2049 (a)	270		47			85

Morgan Stanley Dean Witter Capital I				Pipelines (0.32%)
6.54%, 2/15/2031	26		26	Rockies Express Pipeline LLC
Nomura Asset Acceptance Corp				5.10%, 8/20/2009 (a)(c)	180	180
0.79%, 2/25/2035 (a)	20		12
Sequoia Mortgage Trust				Property & Casualty Insurance (0.14%)
0.68%, 2/20/2035 (a)	82		46	WR Berkley Corp
Structured Adjustable Rate Mortgage Loan Trust				6.25%, 2/15/2037	115	77
1.14%, 8/25/2034 (a)(b)	200		8
5.25%, 2/25/2036 (a)	153		85	Quarrying (0.35%)
Structured Asset Mortgage Investments Inc				Vulcan Materials Co
0.74%, 5/25/2045 (a)	65		21	2.57%, 12/15/2010 (a)	200	199
0.75%, 9/25/2045 (a)	88		38
				Real Estate Operator & Developer (0.01%)
Structured Asset Securities Corp
5.50%, 6/25/2036 (a)	325		82	Duke Realty LP
				4.63%, 5/15/2013	10	8
Wachovia Bank Commercial Mortgage Trust
0.59%, 11/15/2035 (c)	4,247		32
				Regional Banks (1.55%)
0.67%, 1/15/2041 (a)(c)	675		3
				BAC Capital Trust XIII
0.42%, 10/15/2041 (a)(c)	4,420		37	1.72%, 3/15/2043 (a)	285	74
5.48%, 12/15/2043	80		12	Capital One Financial Corp
5.80%, 7/15/2045	345		178	1.57%, 9/10/2009 (a)	250	244
5.82%, 5/15/2046 (a)	200		80	5.70%, 9/15/2011	110	105
WAMU Commercial Mortgage Securities Trust				PNC Funding Corp
3.83%, 1/25/2035 (c)	63		61	1.18%, 1/31/2012 (a)	450	379

See accompanying notes

227

Schedule of Investments

High Quality Intermediate-Term Bond Fund

April 30, 2009 (unaudited)

	Principal				Principal
	Amount	Value			Amount	Value
	(000's)	(000's)			(000's)	(000's)

BONDS (continued)				BONDS (continued)
Regional Banks (continued)				Transport - Rail (0.57%)
Wachovia Corp				CSX Transportation Inc
5.63%, 10/15/2016	$ 25 $		20	6.25%, 1/15/2023	$ 337 $	313
Wells Fargo & Co				Union Pacific Railroad Co 2003 Pass Through
1.47%, 8/20/2010 (a)	50		48	Trust

			870	4.70%, 1/ 2/2024	9	8

						321
REITS - Office Property (0.26%)

Brandywine Operating Partnership LP				TOTAL BONDS	$ 35,271

5.63%, 12/15/2010	79		70
				SENIOR FLOATING RATE INTERESTS (0.83%)
HRPT Properties Trust
				Retail - Building Products (0.83%)
1.92%, 3/16/2011 (a)	100		78

				HD Supply Inc, Term Loan B

			148	1.68%, 8/30/2012 (a)	552	469

REITS - Warehouse & Industrial (0.83%)				TOTAL SENIOR FLOATING RATE INTERESTS	$ 469

ProLogis
1.50%, 8/24/2009 (a)	250		238	TAX-EXEMPT BONDS (1.73%)
				California (1.73%)
5.50%, 3/ 1/2013	300		228

				State of California
			466

				7.50%, 4/ 1/2034	870	902
Rental - Auto & Equipment (0.22%)				7.55%, 4/ 1/2039	65	68

Erac USA Finance Co						970

1.51%, 8/28/2009 (a)(b)(c)	125		121
				TOTAL TAX-EXEMPT BONDS	$ 970

Special Purpose Banks (0.30%)				U.S. GOVERNMENT & GOVERNMENT AGENCY
Export-Import Bank of Korea				OBLIGATIONS (58.68%)
4.50%, 8/12/2009	60		60	Federal Home Loan Mortgage Corporation
Korea Development Bank/Republic of Korea				(FHLMC) (15.33%)
1.51%, 10/20/2009 (a)	110		109	4.50%, 5/ 1/2024 (d)	750	770

			169	5.00%, 5/ 1/2024 (d)	315	326

				5.00%, 5/ 1/2039 (d)	2,125	2,184
Special Purpose Entity (0.14%)
				5.50%, 5/ 1/2039 (d)	2,830	2,927
QBE Capital Funding II LP
6.80%, 6/29/2049 (a)(c)	125		81	6.00%, 5/ 1/2039 (d)	1,330	1,388
				6.50%, 12/ 1/2015	5	6
Steel - Producers (0.13%)				7.50%, 12/ 1/2015	9	9
Ispat Inland ULC				6.50%, 3/ 1/2029	48	51
9.75%, 4/ 1/2014	80		72	7.50%, 10/ 1/2030	20	22
				8.00%, 11/ 1/2030	1	1
Telephone - Integrated (0.98%)				7.00%, 12/ 1/2030	18	20
British Telecommunications PLC
				7.50%, 12/ 1/2030	3	3
9.13%, 12/15/2030 (a)	5		5
				6.50%, 5/ 1/2031	28	30
Telecom Italia Capital SA
1.65%, 2/ 1/2011 (a)	70		66	6.50%, 10/ 1/2031	7	7
1.72%, 7/18/2011 (a)	150		142	7.00%, 1/ 1/2032	13	15
6.38%, 11/15/2033	195		145	6.50%, 2/ 1/2032	8	8
Telefonica Emisiones SAU				7.50%, 4/ 1/2032	10	11
1.55%, 2/ 4/2013 (a)	155		141	6.50%, 5/ 1/2032	41	44
Telefonica Europe BV				6.50%, 5/ 1/2032	4	4
7.75%, 9/15/2010	50		52	5.50%, 5/ 1/2038	24	24

			551	4.81%, 6/ 1/2035 (a)	219	224

				5.43%, 12/ 1/2035 (a)	182	188
Tools - Hand Held (0.40%)
Snap-On Inc				6.51%, 1/ 1/2037 (a)	202	211
1.27%, 1/12/2010 (a)	225		223	5.64%, 5/ 1/2037	145	149

						8,622

See accompanying notes

228

Schedule of Investments
High Quality Intermediate-Term Bond Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA) (20.31%)			U.S. Treasury Inflation-Indexed Obligations (1.51%)
4.50%, 5/ 1/2024 (d)	$ 520 $	534	2.00%, 1/15/2014	$ 833 $	848

5.00%, 5/ 1/2024 (d)	755	781	TOTAL U.S. GOVERNMENT & GOVERNMENT
5.50%, 5/ 1/2024 (d)	355	369	AGENCY OBLIGATIONS	$ 32,999

5.50%, 5/ 1/2039 (d)	3,905	4,045	REPURCHASE AGREEMENTS (8.22%)
6.00%, 5/ 1/2039 (d)	2,380	2,488	Diversified Banking Institutions (8.22%)
4.00%, 6/ 1/2039 (d)	160	160	Investment in Joint Trading Account; Bank
4.50%, 6/ 1/2039 (d)	350	355	of America Repurchase Agreement; 0.15%
			dated 04/30/09 maturing 05/01/09
5.00%, 6/ 1/2039 (d)	1,530	1,569
			(collateralized by Sovereign Agency
6.50%, 6/ 1/2039 (d)	500	528	Issues; $1,571,000; 0.00% - 5.87%; dated
5.50%, 6/ 1/2009	7	7	09/11/09 - 01/22/37)	$ 1,540$	1,540
6.00%, 10/ 1/2016	8	9	Investment in Joint Trading Account;
5.50%, 7/ 1/2023	46	48	Deutsche Bank Repurchase Agreement;
			0.15% dated 04/30/09 maturing 05/01/09
6.50%, 12/ 1/2031	18	19
			(collateralized by Sovereign Agency
4.25%, 6/ 1/2034 (a)	45	45	Issues; $1,571,000; 0.93% - 5.00%; dated
4.31%, 7/ 1/2034 (a)	26	27	03/30/10 - 01/08/14)	1,540	1,540
4.34%, 12/ 1/2034 (a)	71	72	Investment in Joint Trading Account;
5.00%, 7/ 1/2035	20	21	Morgan Stanley Repurchase Agreement;
			0.12% dated 04/30/09 maturing 05/01/09
3.63%, 3/ 1/2036 (a)	171	172	(collateralized by Sovereign Agency
6.50%, 8/ 1/2036	23	25	Issues; $1,571,000; 1.00% - 7.125%; dated
6.50%, 7/ 1/2037	37	39	05/04/09 - 02/15/30)	1,541	1,541

6.50%, 7/ 1/2037	48	51			4,621

6.50%, 1/ 1/2038	22	24	TOTAL REPURCHASE AGREEMENTS	$ 4,621

6.50%, 2/ 1/2038	32	34

			Total Investments	$ 75,786
		11,422

			Liabilities in Excess of Other Assets, Net - (34.77)%		(19,554)

Government National Mortgage Association			TOTAL NET ASSETS - 100.00%	$ 56,232

(GNMA) (4.43%)

5.00%, 5/ 1/2039 (d)	525	543
5.50%, 5/ 1/2039 (d)	1,210	1,257
			(a)	Variable Rate. Rate shown is in effect at April 30, 2009.
6.00%, 5/ 1/2039 (d)	575	600	(b) Security is Illiquid
7.00%, 7/15/2031	12	12	(c)	Security exempt from registration under Rule 144A of the Securities Act
6.00%, 7/15/2032	16	16	of 1933. These securities may be resold in transactions exempt from
6.00%, 12/15/2032	29	31	registration, normally to qualified institutional buyers. Unless otherwise
6.50%, 10/20/2028	15	16	indicated, these securities are not considered illiquid. At the end of the
			period, the value of these securities totaled $3,185 or 5.66% of net
8.00%, 8/20/2029	2	2	assets.
6.50%, 2/20/2032	8	9	(d)	Security was purchased in a "to-be-announced" ("TBA") transaction.
6.50%, 5/20/2032	3	3	See Notes to Financial Statements.

		2,489	(e)	Security or a portion of the security was pledged to cover margin

			requirements for futures contracts. At the end of the period, the value of
U.S. Treasury (17.10%)			these securities totaled $92 or 0.16% of net assets.
3.38%, 6/30/2013	700	746
1.75%, 1/31/2014 (e)	2,000	1,981	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
4.00%, 2/15/2015	1,000	1,094
			of investments held by the fund as of the period end were as follows:
2.63%, 2/29/2016	1,000	1,001
4.75%, 8/15/2017	1,325	1,501	Unrealized Appreciation	$ 601
4.00%, 8/15/2018	880	944	Unrealized Depreciation		(19,225)

6.25%, 8/15/2023	1,250	1,563	Net Unrealized Appreciation (Depreciation)		(18,624)
4.38%, 2/15/2038	750	788	Cost for federal income tax purposes		94,410

		9,618	All dollar amounts are shown in thousands (000's)

See accompanying notes

229

Schedule of Investments
High Quality Intermediate-Term Bond Fund
April 30, 2009 (unaudited)
Portfolio Summary (unaudited)

Sector		Percent

Mortgage Securities		65.04%
Financial		22.43%
Government		18.61%
Asset Backed Securities		18.58%
Communications		2.56%
Industrial		1.79%
General Obligation		1.73%
Utilities		1.29%
Consumer, Cyclical		0.94%
Basic Materials		0.60%
Consumer, Non-cyclical		0.48%
Technology		0.40%
Energy		0.32%
Liabilities in Excess of Other Assets, Net		(34.77%)

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type		Percent

Futures		5.53%
Credit Default Swaps		0.32%

Futures Contracts

					Current		Unrealized
				Original	Market		Appreciation/
Type		Buy/Sell	Contracts	Value	Value	(Depreciation)

US 10 Year Note; June 2009		Buy	16	$ 1,948	$ 1,936 $		(12)
US 5 Year Note; June 2009		Buy	10	1,173		1,171	(2)
All dollar amounts are shown in thousands (000's)

Credit Default Swaps

							Unrealized
			Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty (Issuer)	Reference Entity		Protection	Fixed Rate	Date	Amount	(Depreciation)

Morgan Stanley	CDX.NA.IG.10		Sell	1.55%	06/20/2013 $	3,416	$ (91)
UBS AG	CDX.NA.IG.10		Sell	1.55%	06/20/2013	2,440	(67)
UBS AG	CDX.NA.IG.11		Sell	1.50%	12/20/2013	5,000	22

All dollar amounts are shown in thousands (000's)

See accompanying notes

230

Schedule of Investments
High Yield Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (2.60%)			CONVERTIBLE PREFERRED STOCKS (0.55%)
Applications Software (0.01%)			Airlines (0.20%)
Jingwei International Ltd (a)	400,000 $	292	Continental Airlines Finance Trust II	280,000$	4,480

Auto - Medium & Heavy Duty Trucks (0.96%)			Reinsurance (0.35%)
New Flyer Industries Inc	2,733,500	21,120	Aspen Insurance Holdings Ltd	177,000	7,669

			TOTAL CONVERTIBLE PREFERRED STOCKS	$ 12,149

Building - Residential & Commercial (0.05%)
Desarrolladora Homex SAB de CV ADR (a)	56,100	1,043	PREFERRED STOCKS (0.03%)
			Finance - Investment Banker & Broker (0.00%)
Cable/Satellite TV (0.11%)			Lehman Brothers Holdings Inc	820,000	8
Time Warner Cable Inc	72,064	2,323
			Finance - Mortgage Loan/Banker (0.03%)
Casino Hotels (0.00%)			Freddie Mac 8.38%; Series Z	1,300,000	663

Aladdin Gaming Holdings LLC - Warrants (a)	78,250	-	TOTAL PREFERRED STOCKS	$ 671

(b)(c)
				Principal
Food - Catering (0.02%)				Amount	Value
				(000's)	(000's)

FU JI Food and Catering Services Holdings
Ltd	962,000	513	BONDS (72.70%)
			Agricultural Operations (0.69%)
Food - Dairy Products (0.12%)			Southern States Cooperative Inc
American Dairy Inc (a)	161,200	2,548	10.50%, 11/ 1/2010 (b)(e)	$ 16,500	15,015

Food - Miscellaneous/Diversified (0.63%)			Airlines (0.45%)
B&G Foods Inc	658,400	8,322	Continental Airlines Inc
China Foods Ltd	5,050,000	2,444	8.75%, 12/ 1/2011 (b)	5,000	3,050
Zhongpin Inc (a)	346,500	3,032	7.34%, 4/19/2014	11,098	6,713

		13,798			9,763

Medical - Biomedical/Gene (0.08%)			Appliances (0.99%)
American Oriental Bioengineering Inc (a)	422,600	1,792	ALH Finance LLC/ALH Finance Corp
			8.50%, 1/15/2013	25,000	21,687
Neuro-Hitech Inc - Warrants (a)(b)(c)	125,000	-
Neuro-Hitech Inc (a)	250,000	25

			Applications Software (0.65%)

		1,817	SS&C Technologies Inc

Satellite Telecommunications (0.01%)			11.75%, 12/ 1/2013	16,000	14,240
ICO Global Communications Holdings Ltd (a)	189,757	104
			Auto - Medium & Heavy Duty Trucks (0.52%)
Special Purpose Entity (0.00%)			New Flyer Industries Ltd
Adelphia Recovery Trust (a)(c)	2,437,336	-	14.00%, 8/19/2020 (b)(c)(e)	13,600	11,283
Adelphia Recovery Trust (a)	5,641,292	62
			Auto/Truck Parts & Equipment - Original (0.27%)
Neoview Holdings Inc - Warrants (a)(b)(c)	120,000	-	Accuride Corp

			8.50%, 2/ 1/2015	26,000	5,980
		62

Therapeutics (0.00%)			Beverages - Wine & Spirits (0.56%)
Vion Pharmaceuticals Inc - Warrants (a)(c)	130,000	-	Beverages & More Inc
Vion Pharmaceuticals Inc (a)	50,938	56	9.25%, 3/ 1/2012 (e)	17,500	12,250

Transport - Marine (0.22%)			Cable TV (0.02%)
Teekay LNG Partners LP	272,000	4,782	Adelphia Communications Corp
			0.00%, 6/15/2011 (a)	5,650	78
Transport - Services (0.39%)			Frontiervision
Student Transportation of America Inc (d)	1,273,900	8,434	0.00%, 9/15/2010 (a)(c)	9,250	277

TOTAL COMMON STOCKS	$ 56,892

See accompanying notes

231

Schedule of Investments High Yield Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Cable TV (continued)			Diversified Banking Institutions (continued)
Frontiervision Operating PRT			JP Morgan Chase & Co
0.00%, 10/15/2010 (a)(c)	$ 7,250 $	-	7.90%, 4/29/2049 (f)	$ 37,300 $	28,376

		355			68,994

Cable/Satellite TV (0.03%)			Diversified Operations & Commercial Services (2.27%)
Charter Communications Operating LLC /			Aramark Corp
Charter Communications Operating Capital			8.50%, 2/ 1/2015	52,000	49,660
8.00%, 4/30/2012 (e)	615	578
			Electric - Generation (0.00%)
Casino Hotels (0.80%)			AES Corp/The
MGM Mirage			8.75%, 5/15/2013 (e)	1	1
13.00%, 11/15/2013 (e)	19,000	17,575
			Electric - Integrated (3.01%)
Casino Services (0.73%)			CILCORP Inc
OED Corp/Diamond Jo LLC			9.38%, 10/15/2029	3,000	3,690
8.75%, 4/15/2012	19,250	15,978	Duquesne Light Holdings Inc
			5.50%, 8/15/2015	20,000	16,382
Commercial Banks (0.23%)			Mirant Americas Generation LLC
KeyBank NA			8.50%, 10/ 1/2021	35,000	29,225
7.41%, 5/ 6/2015	6,000	4,942	NV Energy Inc
			6.75%, 8/15/2017	18,600	16,717
Commercial Services (1.27%)
			TECO Energy Inc
Ceridian Corp			7.50%, 6/15/2010	1	1

11.25%, 11/15/2015 (f)	38,000	27,740
					66,015

Containers - Metal & Glass (1.20%)			Electronic Measurement Instruments (0.43%)
Crown Americas LLC / Crown Americas			Agilent Technologies Inc
Capital Corp			6.50%, 11/ 1/2017	11,500	9,508
7.75%, 11/15/2015	12,000	12,180
Crown Cork & Seal Co Inc			Electronics - Military (1.21%)
8.00%, 4/15/2023	5,500	5,060	L-3 Communications Corp
7.38%, 12/15/2026	10,500	9,017	5.88%, 1/15/2015	19,000	17,385

		26,257	6.38%, 10/15/2015	9,500	9,001

					26,386

Containers - Paper & Plastic (1.04%)
Graphic Packaging International Inc			Finance - Commercial (1.21%)
8.50%, 8/15/2011	21,500	21,016	CIT Group Inc
9.50%, 8/15/2013	2,000	1,805	1.45%, 3/12/2010 (f)	5,000	3,966

		22,821	1.35%, 7/28/2011 (f)	21,000	12,377

			5.00%, 2/13/2014	8,000	4,480
Cruise Lines (1.03%)
Royal Caribbean Cruises Ltd			5.40%, 1/30/2016	5,500	2,893
8.75%, 2/ 2/2011	14,000	13,090	5.85%, 9/15/2016	5,000	2,681

7.25%, 3/15/2018	15,000	9,525			26,397

		22,615	Finance - Credit Card (0.64%)

Dialysis Centers (1.59%)			Discover Financial Services
DaVita Inc			6.45%, 6/12/2017	20,000	14,120
6.63%, 3/15/2013	35,500	34,879
			Finance - Leasing Company (0.06%)
Diversified Banking Institutions (3.15%)			DVI Inc
Bank of America Corp			0.00%, 2/ 1/2004 (a)(b)(c)	8,575	780
8.00%, 12/29/2049 (f)	51,500	29,259	0.00%, 2/ 1/2004 (a)(b)(c)	6,850	624

8.13%, 12/29/2049 (f)	20,000	11,359			1,404

See accompanying notes

232

Schedule of Investments High Yield Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Finance - Mortgage Loan/Banker (6.77%)			Oil Company - Exploration & Production (2.42%)
Fannie Mae			Chesapeake Energy Corp
2.75%, 2/ 5/2014	$ 30,000 $	30,405	6.88%, 1/15/2016	$ 14,000 $	12,443
2.75%, 3/13/2014	95,000	96,062	6.50%, 8/15/2017	11,500	9,861
Freddie Mac			Linn Energy LLC
4.63%, 10/25/2012	20,000	21,859	9.88%, 7/ 1/2018 (e)	34,000	30,600

		148,326			52,904

Food - Miscellaneous/Diversified (0.62%)			Oil Refining & Marketing (1.17%)
B&G Foods Inc			Tesoro Corp
8.00%, 10/ 1/2011	9,000	8,685	6.63%, 11/ 1/2015	30,500	25,620
12.00%, 10/30/2016 (c)	620	4,963

		13,648	Pharmacy Services (1.09%)

			Omnicare Inc
Independent Power Producer (1.44%)			6.13%, 6/ 1/2013	12,350	11,609
NRG Energy Inc			6.88%, 12/15/2015	13,000	12,188

7.25%, 2/ 1/2014	10,250	9,891
					23,797

7.38%, 2/ 1/2016	14,500	13,956
Orion Power Holdings Inc			Physical Therapy & Rehabilitation Centers (2.03%)
12.00%, 5/ 1/2010	2,500	2,613	Healthsouth Corp
Reliant Energy Inc			10.75%, 6/15/2016	43,500	44,370
6.75%, 12/15/2014	5,250	5,066

		31,526	Pipelines (2.51%)

			Dynegy Holdings Inc
Medical - Drugs (1.51%)			8.38%, 5/ 1/2016	43,000	34,400
Elan Finance PLC/Elan Finance Corp			El Paso Natural Gas Co
7.75%, 11/15/2011	22,500	20,025	8.38%, 6/15/2032	12,500	12,154
8.88%, 12/ 1/2013	15,500	13,098	Energy Maintenance Services Group LLC

		33,123	11.50%, 3/ 1/2014 (b)(c)	12,298	8,363

					54,917

Medical - HMO (1.33%)
Multiplan Inc			Publishing - Periodicals (1.95%)
10.38%, 4/15/2016 (e)	33,000	29,040	Nielsen Finance LLC / Nielsen Finance Co
			11.63%, 2/ 1/2014 (e)	8,000	7,920
Medical - Hospitals (4.94%)			10.00%, 8/ 1/2014	37,000	34,780

HCA Inc					42,700

9.25%, 11/15/2016	24,500	24,255
7.50%, 11/ 6/2033	16,000	8,800	Radio (0.71%)
HCA Inc/DE			Sirius Satellite Radio Inc
6.50%, 2/15/2016	10,000	7,700	9.63%, 8/ 1/2013	26,000	15,600
IASIS Healthcare LLC / IASIS Capital Corp
8.75%, 6/15/2014	33,750	33,159	Regional Banks (2.39%)
			Wells Fargo & Co
Tenet Healthcare Corp
9.25%, 2/ 1/2015 (f)	37,000	34,225	7.98%, 2/28/2049 (f)	55,500	31,080

			Wells Fargo Capital XV
		108,139

			9.75%, 12/29/2049 (f)	25,000	21,250

MRI - Medical Diagnostic Imaging (1.62%)					52,330

Alliance HealthCare Services Inc
7.25%, 12/15/2012	36,000	35,550	REITS - Healthcare (2.15%)
			Health Care REIT Inc
Non-Hazardous Waste Disposal (0.98%)			8.00%, 9/12/2012	4,000	3,685
Allied Waste North America Inc			5.88%, 5/15/2015	12,500	9,812
7.88%, 4/15/2013	14,000	14,210	Healthcare Realty Trust Inc
6.88%, 6/ 1/2017	7,500	7,275	8.13%, 5/ 1/2011	24,333	23,381

		21,485	Omega Healthcare Investors Inc

			7.00%, 4/ 1/2014	10,000	9,325

See accompanying notes

233

Schedule of Investments High Yield Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
REITS - Healthcare (continued)			Special Purpose Entity (continued)
Omega Healthcare Investors Inc (continued)			TRAINS HY-1-2006
7.00%, 1/15/2016	$ 1,000 $	925	7.15%, 5/ 1/2016 (e)	$ 36,900 $	31,318

		47,128	UCI Holdco Inc

			9.32%, 12/15/2013 (f)	5,149	412

REITS - Office Property (1.04%)
					94,241

Reckson Operating Partnership LP
6.00%, 3/31/2016	35,000	22,736	Telecommunication Services (0.81%)
			Qwest Corp
Rental - Auto & Equipment (0.00%)			8.88%, 3/15/2012 (f)	17,500	17,762
United Rentals North America Inc
6.50%, 2/15/2012	1	1	Transport - Services (0.65%)
			Trailer Bridge Inc
Retail - Automobile (1.80%)			9.25%, 11/15/2011	18,000	14,130

Asbury Automotive Group Inc			TOTAL BONDS	$ 1,591,929

8.00%, 3/15/2014	13,250	7,950
7.63%, 3/15/2017	5,800	3,480	SENIOR FLOATING RATE INTERESTS (2.70%)
Sonic Automotive Inc			Commercial Services (1.46%)
8.63%, 8/15/2013	28,500	12,255	Quintiles Transnational, Term Loan Lien 1
United Auto Group			2.92%, 3/31/2013 (f)	28,543	25,832
7.75%, 12/15/2016	21,500	15,695	Quintiles Transnational, Term Loan Lien 2

		39,380	4.43%, 3/31/2014 (f)	7,500	6,075

					31,907

Retail - Regional Department Store (0.93%)
JC Penney Corp Inc			Data Processing & Management (0.16%)
8.00%, 3/ 1/2010	615	618	First Data Corporation, Term Loan B2
Neiman Marcus Group Inc/The			0.00%, 9/24/2014 (f)(g)	5,000	3,628
10.38%, 10/15/2015	36,000	19,800

			Identification Systems - Development (0.39%)
		20,418

			L-1 Identity Solutions, Term Loan B
Retail - Sporting Goods (0.79%)			6.75%, 8/ 5/2013 (f)	8,625	8,463
Remington Arms Co Inc
10.50%, 2/ 1/2011	18,500	17,390	Medical - HMO (0.31%)
			Multiplan Inc, Term Loan B
Savings & Loans - Thrifts (0.00%)			2.94%, 4/12/2013 (f)	5,073	4,422
Washington Mutual Bank/Henderson NV			Multiplan Inc, Term Loan C
0.00%, 6/15/2011 (a)	3,500	2	2.94%, 4/12/2013 (f)	2,706	2,354

5.50%, 1/15/2013	3,000	1			6,776

0.00%, 1/15/2015 (a)(f)	2,000	1

			Special Purpose Entity (0.38%)
		4

			Motor City Casino, Term Loan B
Sovereign (2.70%)			8.50%, 7/21/2012 (f)	12,869	8,301

Brazilian Government International Bond			TOTAL SENIOR FLOATING RATE INTERESTS	$ 59,075

12.50%, 1/ 5/2016	65,600	30,733
			CONVERTIBLE BONDS (17.05%)
12.50%, 1/ 5/2022	14,500	6,806
			Agricultural Chemicals (0.17%)
Mexican Bonos
			Sinofert Holdings Ltd
8.00%, 12/19/2013	288,474	21,682

			0.00%, 8/ 7/2011 (a)	24,000	3,662
		59,221

Special Purpose Entity (4.30%)			Circuit Boards (1.02%)
CCM Merger Inc			TTM Technologies Inc
8.00%, 8/ 1/2013 (e)	44,500	19,803	3.25%, 5/15/2015	30,450	22,305
CDX North America High Yield
8.88%, 6/29/2013 (e)	26,400	22,968	Computers - Memory Devices (0.39%)
ISA Capital do Brasil SA			NetApp Inc
8.80%, 1/30/2017 (e)	21,000	19,740	1.75%, 6/ 1/2013 (e)	9,500	8,443

See accompanying notes

234

Schedule of Investments High Yield Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

CONVERTIBLE BONDS (continued)			CONVERTIBLE BONDS (continued)
Decision Support Software (0.81%)			Semiconductor Component - Integrated
SPSS Inc			Circuits (continued)
2.50%, 3/15/2012	$ 18,750 $	17,648	Linear Technology Corp
			3.00%, 5/ 1/2027	$ 20,500 $	16,989

Educational Software (0.73%)					18,249

Blackboard Inc			Telecommunication Equipment (0.29%)
3.25%, 7/ 1/2027	17,000	15,980
			Arris Group Inc
			2.00%, 11/15/2026	7,500	6,375
Electronic Components - Semiconductors (1.41%)
Diodes Inc			Telecommunication Equipment - Fiber Optics (1.06%)
2.25%, 10/ 1/2026	27,750	23,171
			JDS Uniphase Corp
Microchip Technology Inc			1.00%, 5/15/2026	35,000	23,275
2.13%, 12/15/2037	10,000	7,725

		30,896	Therapeutics (2.69%)

Enterprise Software & Services (1.14%)			CV Therapeutics Inc
			2.75%, 5/16/2012	5,000	5,637
Lawson Software Inc
2.50%, 4/15/2012	30,500	25,010	3.25%, 8/16/2013	52,400	52,204
			Vion Pharmaceuticals Inc
Food - Catering (1.38%)			7.75%, 2/15/2012 (e)	2,500	569
FU JI Food and Catering Services Holdings Ltd			7.75%, 2/15/2012	2,000	455

0.00%, 11/ 9/2009 (a)	46,500	6,378			58,865

0.00%, 10/18/2010 (a)	245,000	23,863

			Transport - Marine (0.93%)
		30,241

			Horizon Lines Inc
Footwear & Related Apparel (1.29%)			4.25%, 8/15/2012	39,500	20,392
Iconix Brand Group Inc
1.88%, 6/30/2012	35,650	28,297	Ultra Sound Imaging Systems (0.08%)
			SonoSite Inc
Medical - Biomedical/Gene (1.04%)			3.75%, 7/15/2014	2,100	1,806

Amylin Pharmaceuticals Inc			TOTAL CONVERTIBLE BONDS	$ 373,367

3.00%, 6/15/2014	36,000	21,600
			REPURCHASE AGREEMENTS (3.43%)
Cell Therapeutics Inc
4.00%, 7/ 1/2010	5,000	1,250	Diversified Banking Institutions (3.43%)

			Investment in Joint Trading Account; Bank
		22,850

			of America Repurchase Agreement; 0.15%
Medical Products (0.90%)			dated 04/30/09 maturing 05/01/09
China Medical Technologies Inc			(collateralized by Sovereign Agency
			Issues; $25,533,000; 0.00% - 5.87%; dated
3.50%, 11/15/2011	1,500	1,230
			09/11/09 - 01/22/37)	$ 25,033$	25,033
4.00%, 8/15/2013	32,750	18,463

			Investment in Joint Trading Account;
		19,693	Deutsche Bank Repurchase Agreement;

			0.15% dated 04/30/09 maturing 05/01/09
Pharmacy Services (0.30%)
			(collateralized by Sovereign Agency
Omnicare Inc			Issues; $25,533,000; 0.93% - 5.00%; dated
3.25%, 12/15/2035	9,500	6,508	03/30/10 - 01/08/14)	25,033	25,033

Retail - Automobile (0.59%)
Asbury Automotive Group Inc
3.00%, 9/15/2012	12,500	8,484
United Auto Group
3.50%, 4/ 1/2026	5,000	4,388

		12,872

Semiconductor Component - Integrated Circuits (0.83%)
Jazz Technologies Inc
8.00%, 12/31/2011	6,000	1,260

See accompanying notes

235

Schedule of Investments
High Yield Fund
April 30, 2009 (unaudited)

				Other Assets Summary (unaudited)
	Principal

	Amount	Value	Asset Type		Percent

	(000's)	(000's)	Credit Default Swaps		0.36%

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $25,533,000; 1.00% - 7.125%;
dated 05/04/09 - 02/15/30)	$ 25,032$	25,032

		75,098

TOTAL REPURCHASE AGREEMENTS	$ 75,098

Total Investments	$ 2,169,181
Other Assets in Excess of Liabilities, Net - 0.94%		20,675

TOTAL NET ASSETS - 100.00%	$ 2,189,856

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $26,290 or 1.20% of net assets.
(d)	Affiliated Security as defined by the Investment Company Act of 1940
(the Fund controls 5.0% or more of the outstanding voting shares of the security).
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $227,103 or 10.37% of net assets.
(f)	Variable Rate. Rate shown is in effect at April 30, 2009.
(g)	This Senior Floating Rate Note will settle after April 30, 2009, at which time the interest rate will be determined.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 66,338
Unrealized Depreciation		(383,857)

Net Unrealized Appreciation (Depreciation)		(317,519)
Cost for federal income tax purposes		2,486,700
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		27.12%
Financial		19.34%
Consumer, Cyclical		12.81%
Government		9.51%
Industrial		8.45%
Technology		6.14%
Energy		6.09%
Communications		4.98%
Utilities		4.45%
Basic Materials		0.17%
Other Assets in Excess of Liabilities, Net		0.94%

TOTAL NET ASSETS		100.00%

See accompanying notes

236

Schedule of Investments
High Yield Fund
April 30, 2009 (unaudited)

Credit Default Swaps

								Unrealized
				Buy/Sell	(Pay)/Receive Expiration		Notional	Appreciation/
Counterparty (Issuer)	Reference Entity			Protection	Fixed Rate	Date	Amount	(Depreciation)

UBS AG	CDX.NA.HY.12			Sell	5.00%	06/20/2014 $	34,650 $	1,899
UBS AG	CDX.NA.HY.12			Sell	5.00%	06/20/2014	49,500	2,713
UBS AG	CDX.NA.HY.12			Sell	5.00%	06/20/2014	39,600	2,677
UBS AG	CDX.NA.HY.12			Sell	5.00%	06/20/2014	19,800	531

All dollar amounts are shown in thousands (000's)
Affiliated Securities

	October 31, 2008		Purchases		Sales		April 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

New Flyer Industries Inc	2,653,300 $	23,058	80,200	$ 629	-	$ -	2,733,500 $	23,687
Student Transportation of America Inc 1,123,000		10,449	150,900	911	-	-	1,273,900	11,360

	$ 33,507			$ 1,540		$ -	$ 35,047

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

New Flyer Industries Inc	$ 428			$ -		$ -
Student Transportation of America Inc			509		-			-

	$ 937			$ -		$ -

See accompanying notes

237

Schedule of Investments High Yield Fund I

April 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

CONVERTIBLE PREFERRED STOCKS (0.12%)			BONDS (continued)
Auto - Car & Light Trucks (0.02%)			Airlines (continued)
General Motors Corp	50,000 $	113	Continental Airlines Inc
			1.61%, 6/ 2/2013 (c)	$ 500 $	307
Diversified Banking Institutions (0.10%)			9.80%, 4/ 1/2021	304	177
Bank of America Corp (a)	1,350	779	Delta Air Lines Inc

TOTAL CONVERTIBLE PREFERRED STOCKS	$ 892		7.57%, 11/18/2010	1,000	922

			7.11%, 9/18/2011 (d)	1,000	852
PREFERRED STOCKS (0.02%)
			8.95%, 8/10/2014 (d)	229	121
Finance - Commercial (0.02%)
			6.82%, 8/10/2022	1,720	1,221
Preferred Blocker Inc (b)	426	128

			8.02%, 8/10/2022 (d)	781	410
TOTAL PREFERRED STOCKS	$ 128
			Northwest Airlines Inc

	Principal		7.03%, 11/ 1/2019	750	488
	Amount	Value	UAL Pass Through Trust Series 2007-1
	(000's)	(000's)	7.34%, 7/ 2/2019 (b)	463	238

BONDS (84.73%)			6.64%, 7/ 2/2022 (e)	3,406	2,316

Advertising Agencies (0.05%)					10,231

Interpublic Group of Cos Inc
			Apparel Manufacturers (0.15%)
6.25%, 11/15/2014	$ 500	387
			Hanesbrands Inc
			5.70%, 12/15/2014 (c)	1,500	1,148
Advertising Sales (0.54%)
Lamar Media Corp
			Auction House & Art Dealer (0.02%)
9.75%, 4/ 1/2014 (b)	2,010	2,020
			Sotheby's
6.63%, 8/15/2015	2,000	1,570	7.75%, 6/15/2015 (b)	250	180
6.63%, 8/15/2015	106	81
6.63%, 8/15/2015	644	493	Auto - Car & Light Trucks (0.35%)

		4,164	Ford Motor Co

			9.22%, 9/15/2021	500	260
Advertising Services (0.18%)
			7.45%, 7/16/2031	3,430	1,835
RH Donnelley Inc
11.75%, 5/15/2015 (b)	1,966	384	General Motors Corp
			8.25%, 7/15/2023	1,000	90
Visant Corp
7.63%, 10/ 1/2012	200	194	7.40%, 9/ 1/2025	700	65
Visant Holding Corp			6.75%, 5/ 1/2028	150	14
10.25%, 12/ 1/2013 (c)	850	803	8.38%, 7/15/2033	5,350	454

		1,381			2,718

Aerospace & Defense Equipment (0.05%)			Auto/Truck Parts & Equipment - Original (0.03%)
GenCorp Inc			Tenneco Inc
9.50%, 8/15/2013	700	425	10.25%, 7/15/2013	373	231

Agricultural Chemicals (0.36%)			Beverages - Wine & Spirits (0.59%)
Terra Capital Inc			Constellation Brands Inc
7.00%, 2/ 1/2017	2,965	2,787	8.38%, 12/15/2014	3,550	3,586
			7.25%, 5/15/2017	1,050	1,013

Agricultural Operations (0.01%)					4,599

Eurofresh Inc
11.50%, 1/15/2013 (b)	983	88	Brewery (0.09%)
			Anheuser-Busch InBev Worldwide Inc
Airlines (1.32%)			7.75%, 1/15/2019 (b)	250	262
American Airlines Pass Through Trust 2001-01			FBG Finance Ltd
6.82%, 5/23/2011 (d)	1,750	1,243	5.13%, 6/15/2015 (b)	525	447

7.38%, 5/23/2019 (d)	254	114			709

American Airlines Pass Through Trust 2001-02
6.98%, 4/ 1/2011 (d)	2,023	1,822

See accompanying notes

238

Schedule of Investments High Yield Fund I

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Broadcasting Services & Programming (0.21%)			Cable/Satellite TV (continued)
Barrington Broadcasting Group LLC and			Comcast Corp
Barrington Broadcasting Capital Corp			6.40%, 5/15/2038	$ 890 $	834
10.50%, 8/15/2014	$ 250 $	47	CSC Holdings Inc/United States
Fisher Communications Inc			7.63%, 4/ 1/2011	1,950	1,950
8.63%, 9/15/2014	700	616	6.75%, 4/15/2012	1,000	978
Nexstar Broadcasting Inc			8.50%, 4/15/2014 (b)	325	332
0.50%, 1/15/2014 (b)(c)	746	211
			7.88%, 2/15/2018	865	839
7.00%, 1/15/2014	247	88
			DirecTV Holdings LLC/DirecTV Financing Co
XM Satellite Radio Inc			8.38%, 3/15/2013	10,155	10,307
13.00%, 8/ 1/2013 (b)	1,000	650

			6.38%, 6/15/2015	500	479
		1,612

			7.63%, 5/15/2016	750	743
Building - Residential & Commercial (0.66%)			DISH DBS Corp
DR Horton Inc			6.38%, 10/ 1/2011	4,295	4,166
5.63%, 9/15/2014	2,875	2,429	7.00%, 10/ 1/2013	2,000	1,910
K Hovnanian Enterprises Inc			6.63%, 10/ 1/2014	1,850	1,720
11.50%, 5/ 1/2013	1,500	1,290	7.75%, 5/31/2015	1,000	950
KB Home			Mediacom Broadband LLC / Mediacom
5.88%, 1/15/2015	415	351	Broadband Corp
M/I Homes Inc			8.50%, 10/15/2015	2,030	1,908
6.88%, 4/ 1/2012	1,335	908	Mediacom LLC/Mediacom Capital Corp
Meritage Homes Corp			9.50%, 1/15/2013	2,819	2,763

7.00%, 5/ 1/2014	126	96			34,471

		5,074

			Casino Hotels (1.54%)
Building & Construction - Miscellaneous (0.13%)			Harrah's Operating Co Inc
Dycom Investments Inc			10.00%, 12/15/2018 (b)	1,650	776
8.13%, 10/15/2015	1,160	986	Mandalay Resort Group
			9.38%, 2/15/2010	500	266
Building & Construction Products -			6.38%, 12/15/2011	900	508
Miscellaneous (0.10%)
			MGM Mirage
Associated Materials Inc
			6.75%, 9/ 1/2012	500	298
9.75%, 4/15/2012	557	448
			6.75%, 4/ 1/2013	1,500	787
Gibraltar Industries Inc
8.00%, 12/ 1/2015 (c)	550	322	6.63%, 7/15/2015	531	270

		770	7.50%, 6/ 1/2016	3,685	2,064

			San Pasqual Casino
Building Products - Cement & Aggregate (0.14%)			8.00%, 9/15/2013 (b)	2,971	2,377
Hanson Australia Funding Ltd			Seminole Hard Rock Entertainment Inc
5.25%, 3/15/2013	975	570	3.82%, 3/15/2014 (b)(c)	2,450	1,617
Hanson Ltd			Wynn Las Vegas LLC / Wynn Las Vegas
6.13%, 8/15/2016	500	260	Capital Corp
US Concrete Inc			6.63%, 12/ 1/2014	3,500	2,957

8.38%, 4/ 1/2014	500	238			11,920

		1,068

			Casino Services (0.03%)
Cable/Satellite TV (4.45%)			Choctaw Resort Development Enterprise
Cablevision Systems Corp			7.25%, 11/15/2019 (b)	655	272
8.00%, 4/15/2012	500	497
CCO Holdings LLC / CCO Holdings Capital			Cellular Telecommunications (1.01%)
Corp			Cricket Communications Inc
0.00%, 11/15/2013 (a)	3,000	2,602	9.38%, 11/ 1/2014	1,750	1,733
Charter Communications Operating LLC /			10.00%, 7/15/2015 (b)	500	505
Charter Communications Operating Capital
			iPCS Inc
10.88%, 9/15/2014 (b)	1,500	1,493
			3.30%, 5/ 1/2013 (c)	1,750	1,418

See accompanying notes

239

Schedule of Investments High Yield Fund I

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Cellular Telecommunications (continued)			Commercial Services - Finance (continued)
MetroPCS Wireless Inc			Deluxe Corp
9.25%, 11/ 1/2014	$ 1,100 $	1,101	5.13%, 10/ 1/2014	$ 300 $	199
9.25%, 11/ 1/2014 (b)	200	199	7.38%, 6/ 1/2015	1,650	1,238
Nextel Communications Inc			Lender Processing Services Inc
6.88%, 10/31/2013	3,750	2,878	8.13%, 7/ 1/2016	2,530	2,505

		7,834			8,051

Chemicals - Diversified (0.25%)			Computer Services (1.00%)
Reichhold Industries Inc			Sungard Data Systems Inc
9.00%, 8/15/2014 (b)	860	155	9.13%, 8/15/2013	700	668
Westlake Chemical Corp			10.63%, 5/15/2015 (b)	1,865	1,786
6.63%, 1/15/2016	2,310	1,778	10.25%, 8/15/2015	4,360	3,793

		1,933	Unisys Corp

			8.00%, 10/15/2012	2,000	960
Chemicals - Plastics (0.27%)
Hexion US Finance Corp/Hexion Nova Scotia			12.50%, 1/15/2016	1,000	518

Finance ULC					7,725

9.75%, 11/15/2014	325	125
			Computers - Memory Devices (0.22%)
PolyOne Corp
			Seagate Technology HDD Holdings
8.88%, 5/ 1/2012	3,400	1,938

			6.80%, 10/ 1/2016	1,750	1,260
		2,063

			Seagate Technology International
Chemicals - Specialty (0.52%)			10.00%, 5/ 1/2014 (b)	435	428

MacDermid Inc					1,688

9.50%, 4/15/2017 (b)	6,990	3,460
			Consumer Products - Miscellaneous (0.56%)
Momentive Performance Materials Inc
			American Achievement Corp
10.13%, 12/ 1/2014 (c)	2,546	560

			8.25%, 4/ 1/2012 (b)	750	592
		4,020

			Central Garden and Pet Co
Circuit Boards (0.21%)			9.13%, 2/ 1/2013	659	570
Viasystems Inc			Jarden Corp
10.50%, 1/15/2011	2,350	1,645	7.50%, 5/ 1/2017	2,350	2,080
			Spectrum Brands Inc
Coal (0.66%)			0.00%, 10/ 2/2013 (a)(c)	700	245
Arch Western Finance LLC			0.00%, 2/ 1/2015 (a)	1,000	340
6.75%, 7/ 1/2013	3,620	3,158	Yankee Acquisition Corp/MA
Massey Energy Co			8.50%, 2/15/2015	700	494

6.88%, 12/15/2013	1,230	1,049			4,321

Peabody Energy Corp
5.88%, 4/15/2016	1,000	900	Containers - Metal & Glass (1.36%)

		5,107	Ball Corp

			6.88%, 12/15/2012	7,990	7,990
Commercial Banks (0.04%)			BWAY Corp
Manufacturers & Traders Trust Co			10.00%, 4/15/2014 (b)	275	257
5.63%, 12/ 1/2021 (c)	500	315	Impress Holdings BV
			4.26%, 9/15/2013 (b)(c)	600	493
Commercial Services (0.12%)			Owens Brockway Glass Container Inc
Iron Mountain Inc			8.25%, 5/15/2013	750	761
8.00%, 6/15/2020	1,000	965	6.75%, 12/ 1/2014	1,085	1,055

					10,556

Commercial Services - Finance (1.04%)
ACE Cash Express Inc			Containers - Paper & Plastic (1.01%)
10.25%, 10/ 1/2014 (b)	1,250	437	AEP Industries Inc
Cardtronics Inc			7.88%, 3/15/2013	1,021	704
9.25%, 8/15/2013	4,030	2,922	Berry Plastics Corp
9.25%, 8/15/2013	1,035	750	8.88%, 9/15/2014	1,500	1,080

See accompanying notes

240

Schedule of Investments
High Yield Fund I
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Containers - Paper & Plastic (continued)			Diversified Manufacturing Operations
Berry Plastics Corp (continued)			(continued)
5.88%, 2/15/2015 (c)	$ 250 $	218	RBS Global Inc/Rexnord LLC
			9.50%, 8/ 1/2014	$ 850 $	695
Constar International Inc
4.61%, 2/15/2012 (c)	2,150	1,322	SPX Corp
			7.63%, 12/15/2014	900	889

0.00%, 12/ 1/2012 (a)	400	14
					3,901

Graham Packaging Co LP/GPC Capital Corp I
9.88%, 10/15/2014	3,190	2,580	Diversified Minerals (0.54%)
Intertape Polymer US Inc			FMG Finance Pty Ltd
8.50%, 8/ 1/2014	350	142	10.63%, 9/ 1/2016 (b)	1,000	875
Jefferson Smurfit Corp US			Rio Tinto Finance USA Ltd
0.00%, 10/ 1/2012 (a)	3,250	682	8.95%, 5/ 1/2014	3,190	3,302

Plastipak Holdings Inc					4,177

8.50%, 12/15/2015 (b)	1,000	715
			Diversified Operations (0.33%)
Portola Packaging Inc
0.00%, 2/ 1/2012 (a)	880	328	Kansas City Southern Railway

			8.00%, 6/ 1/2015	750	649
		7,785

			Leucadia National Corp
Data Processing & Management (0.22%)			7.13%, 3/15/2017	1,000	743
First Data Corp			Susser Holdings LLC / Susser Finance Corp
9.88%, 9/24/2015	2,455	1,697	10.63%, 12/15/2013	1,150	1,161

					2,553

Dialysis Centers (0.33%)
DaVita Inc			Diversified Operations & Commercial Services (0.08%)
6.63%, 3/15/2013	2,575	2,530	Aramark Corp
			8.50%, 2/ 1/2015	650	621
Distribution & Wholesale (0.30%)
ACE Hardware Corp			Electric - Generation (2.63%)
9.13%, 6/ 1/2016 (b)	2,000	1,810	AES Corp/The
Intcomex Inc			8.75%, 5/15/2013 (b)	6,890	6,959
11.75%, 1/15/2011 (d)(e)	750	262	8.00%, 10/15/2017	150	137
KAR Holdings Inc			8.00%, 6/ 1/2020 (b)	1,000	875
5.17%, 5/ 1/2014 (c)	425	232	Edison Mission Energy

		2,304	7.50%, 6/15/2013	585	497

			7.75%, 6/15/2016	1,600	1,268
Diversified Banking Institutions (1.94%)
			7.00%, 5/15/2017	1,400	1,057
Bank of America Corp
5.25%, 12/ 1/2015	1,750	1,303	7.20%, 5/15/2019	4,310	3,136
GMAC LLC			7.63%, 5/15/2027	6,765	4,330
7.75%, 1/19/2010 (b)	800	736	Homer City Funding LLC
6.88%, 9/15/2011 (b)	5,510	4,794	8.14%, 10/ 1/2019	369	327
3.46%, 12/ 1/2014 (b)(c)	389	210	Midwest Generation LLC
			8.56%, 1/ 2/2016	1,895	1,805

8.00%, 11/ 1/2031 (b)	9,334	6,534
					20,391

Royal Bank of Scotland Group PLC
9.12%, 3/31/2049	2,000	1,470	Electric - Integrated (3.20%)

		15,047	Calpine Construction Finance Co LP and

			CCFC Finance Corp
Diversified Manufacturing Operations (0.50%)			10.25%, 8/26/2011 (b)(c)	400	396
Harland Clarke Holdings Corp			CMS Energy Corp
5.98%, 5/15/2015 (c)	800	400	6.30%, 2/ 1/2012	2,510	2,407
9.50%, 5/15/2015	600	360	6.88%, 12/15/2015	2,505	2,252
JB Poindexter & Co Inc			Energy Future Holdings Corp
8.75%, 3/15/2014	1,500	990	10.88%, 11/ 1/2017	4,775	3,259
RBS Global Inc/Rexnord Corp			11.25%, 11/ 1/2017	12,150	6,227
9.50%, 5/ 1/2014	694	567

See accompanying notes

241

Schedule of Investments High Yield Fund I

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Electric - Integrated (continued)			Finance - Auto Loans (continued)
Exelon Corp			Ford Motor Credit Co LLC (continued)
4.90%, 6/15/2015	$ 1,675 $	1,478	7.38%, 2/ 1/2011	$ 6,843 $	5,885
Ipalco Enterprises Inc			9.88%, 8/10/2011	2,567	2,246
7.25%, 4/ 1/2016 (b)	1,745	1,640	7.25%, 10/25/2011	4,175	3,424
Mirant Americas Generation LLC			3.89%, 1/13/2012 (c)	1,750	1,251
8.30%, 5/ 1/2011	2,000	2,000	8.00%, 12/15/2016	2,650	2,022

8.50%, 10/ 1/2021	2,815	2,351			15,252

Mirant Mid Atlantic LLC
8.63%, 6/30/2012	1,877	1,858	Finance - Other Services (0.63%)
Nisource Finance Corp			Icahn Enterprises LP / Icahn Enterprises
6.80%, 1/15/2019	550	477	Finance Corp
			8.13%, 6/ 1/2012	1,595	1,420
Public Service Co of New Mexico
7.95%, 5/15/2018	200	184	7.13%, 2/15/2013	4,150	3,486

Texas Competitive Electric Holdings Co LLC					4,906

10.25%, 11/ 1/2015	450	255	Food - Dairy Products (0.18%)

		24,784	Dean Foods Co

Electronic Components - Miscellaneous (0.65%)			7.00%, 6/ 1/2016	365	356
Communications & Power Industries Inc			Land O' Lakes Inc
8.00%, 2/ 1/2012	500	459	9.00%, 12/15/2010	1,000	1,015

Flextronics International Ltd					1,371

6.50%, 5/15/2013	700	656	Food - Meat Products (0.46%)
6.25%, 11/15/2014	1,800	1,629	JBS USA LLC/JBS USA Finance Inc
NXP BV/NXP Funding LLC			11.63%, 5/ 1/2014 (b)	550	522
3.88%, 10/15/2013 (c)	1,850	527	Smithfield Foods Inc
7.88%, 10/15/2014	750	262	7.75%, 5/15/2013	750	529
Sanmina-SCI Corp			7.75%, 7/ 1/2017	1,500	967
6.75%, 3/ 1/2013	500	283	Tyson Foods Inc
4.07%, 6/15/2014 (b)(c)	1,720	1,187	10.50%, 3/ 1/2014 (b)	750	784

		5,003	7.85%, 4/ 1/2016 (c)	875	794

Electronic Components - Semiconductors (0.40%)					3,596

Amkor Technology Inc			Food - Miscellaneous/Diversified (0.36%)
7.75%, 5/15/2013	2,000	1,952	Chiquita Brands International Inc
Freescale Semiconductor Inc			7.50%, 11/ 1/2014	925	768
9.13%, 12/15/2014	1,315	224	8.88%, 12/ 1/2015	1,250	1,062
Spansion Inc			Dole Food Co Inc
0.00%, 6/ 1/2013 (a)(b)(c)	2,250	900	7.25%, 6/15/2010	375	366

		3,076	13.88%, 3/15/2014 (b)	550	579

Electronics - Military (1.17%)					2,775

L-3 Communications Corp			Food - Retail (0.34%)
7.63%, 6/15/2012	3,270	3,303
			Ingles Markets Inc
5.88%, 1/15/2015	1,300	1,189	8.88%, 12/ 1/2011	700	703
6.38%, 10/15/2015	4,855	4,600	Stater Brothers Holdings

		9,092	8.13%, 6/15/2012	500	494

Filtration & Separation Products (0.19%)			SUPERVALU Inc
			7.50%, 11/15/2014	1,500	1,455

Polypore Inc
8.75%, 5/15/2012	1,928	1,494			2,652

			Funeral Services & Related Items (1.58%)
Finance - Auto Loans (1.97%)			Service Corp International/US
Ford Motor Credit Co LLC			7.38%, 10/ 1/2014	3,995	3,835
9.75%, 9/15/2010 (c)	350	315	6.75%, 4/ 1/2015	2,335	2,142
8.63%, 11/ 1/2010	123	109	7.00%, 6/15/2017	1,250	1,122

See accompanying notes

242

Schedule of Investments High Yield Fund I

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Funeral Services & Related Items (continued)			Machinery - General Industry (0.14%)
Service Corp International/US (continued)			Stewart & Stevenson LLC
7.50%, 4/ 1/2027	$ 4,060 $	3,136	10.00%, 7/15/2014	$ 400 $	302
Stewart Enterprises Inc			Wabtec Corp
6.25%, 2/15/2013 (c)	2,200	1,986	6.88%, 7/31/2013	800	766

		12,221			1,068

Gambling (Non-Hotel) (0.87%)			Machinery - Material Handling (0.07%)
Isle of Capri Casinos Inc			Columbus McKinnon Corp/NY
7.00%, 3/ 1/2014	725	551	8.88%, 11/ 1/2013	525	520
Mashantucket Western Pequot Tribe
8.50%, 11/15/2015 (b)	2,520	542	Medical - Biomedical/Gene (0.23%)
Pokagon Gaming Authority			FMC Finance III SA
10.38%, 6/15/2014 (b)	3,711	3,433	6.88%, 7/15/2017	1,844	1,807
Shingle Springs Tribal Gaming Authority
9.38%, 6/15/2015 (b)	4,220	2,194	Medical - Drugs (0.33%)

		6,720	Elan Finance PLC/Elan Finance Corp

			5.23%, 11/15/2011 (c)	1,200	1,032
Human Resources (0.33%)			7.75%, 11/15/2011	1,500	1,335
TeamHealth Inc			5.39%, 12/ 1/2013 (c)	250	189

11.25%, 12/ 1/2013	2,743	2,592
					2,556

Independent Power Producer (1.61%)			Medical - HMO (0.15%)
Mirant North America LLC			Multiplan Inc
7.38%, 12/31/2013	600	578	10.38%, 4/15/2016 (b)	1,333	1,173
NRG Energy Inc
7.25%, 2/ 1/2014	2,220	2,142	Medical - Hospitals (2.89%)
7.38%, 2/ 1/2016	1,000	962	Community Health Systems Inc
7.38%, 1/15/2017	5,005	4,780	8.88%, 7/15/2015	2,000	1,990
Reliant Energy Inc			HCA Inc
7.63%, 6/15/2014	2,100	1,895	9.25%, 11/15/2016	4,000	3,960
6.75%, 12/15/2014	800	772	HCA Inc/DE
7.88%, 6/15/2017	1,500	1,339	5.75%, 3/15/2014	200	158

			9.13%, 11/15/2014	2,830	2,802
		12,468

			6.38%, 1/15/2015	649	513
Industrial Gases (0.18%)			8.50%, 4/15/2019 (b)	5,593	5,628
Airgas Inc			Health Management Associates Inc
7.13%, 10/ 1/2018 (b)	1,425	1,386	6.13%, 4/15/2016	250	219
			IASIS Healthcare LLC / IASIS Capital Corp
Insurance Brokers (0.20%)
			8.75%, 6/15/2014	750	737
HUB International Holdings Inc
			Tenet Healthcare Corp
10.25%, 6/15/2015 (b)	750	420
			9.88%, 7/ 1/2014	3,700	3,441
USI Holdings Corp
			9.00%, 5/ 1/2015 (b)	125	126
5.11%, 11/15/2014 (b)(c)	40	19
			10.00%, 5/ 1/2018 (b)	125	130
9.75%, 5/15/2015 (b)	2,250	1,080

			Vanguard Health Holding Co II LLC
		1,519

			9.00%, 10/ 1/2014	2,850	2,714

Investment Management & Advisory Services (0.02%)					22,418

Invesco Ltd
			Medical - Outpatient & Home Medical Care (0.49%)
5.63%, 4/17/2012	221	177
			National Mentor Holdings Inc
			11.25%, 7/ 1/2014	1,200	1,056
Machinery - Construction & Mining (0.06%)
Terex Corp			NMH Holdings Inc
8.00%, 11/15/2017	600	492	8.44%, 6/15/2014 (b)(c)	4,526	2,704

					3,760

See accompanying notes

243

Schedule of Investments High Yield Fund I

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Medical Products (0.71%)			Non-Hazardous Waste Disposal (continued)
Biomet Inc			Allied Waste North America Inc (continued)
10.00%, 10/15/2017	$ 2,400 $	2,496	7.25%, 3/15/2015	$ 750 $	735
11.63%, 10/15/2017	2,865	2,779	7.13%, 5/15/2016	1,000	980
Fresenius Medical Care Capital Trust IV			6.88%, 6/ 1/2017	960	931
7.88%, 6/15/2011	185	189	WCA Waste Corp

		5,464	9.25%, 6/15/2014 (d)	500	405

					4,287

Metal - Aluminum (0.04%)
CII Carbon LLC			Oil - Field Services (0.58%)
11.13%, 11/15/2015 (b)	529	307	Calfrac Holdings LP
			7.75%, 2/15/2015 (b)	1,875	1,219
Metal - Copper (0.21%)			Forbes Energy Services LLC / Forbes Energy
Freeport-McMoRan Copper & Gold Inc			Capital Inc
8.38%, 4/ 1/2017	1,635	1,602	11.00%, 2/15/2015	1,000	685
			Helix Energy Solutions Group Inc
Metal Processors & Fabrication (0.10%)			9.50%, 1/15/2016 (b)	2,250	1,597
Wolverine Tube Inc			Key Energy Services Inc
10.50%, 4/ 1/2049	1,000	770	8.38%, 12/ 1/2014	1,250	1,025

					4,526

Mining Services (0.02%)
Noranda Aluminium Acquisition Corp			Oil Company - Exploration & Production (5.42%)
6.83%, 5/15/2015	500	175	Anadarko Petroleum Corp
			8.70%, 3/15/2019	1,000	1,049
Miscellaneous Manufacturers (0.08%)			Berry Petroleum Co
Altra Industrial Motion Inc			8.25%, 11/ 1/2016	1,000	690
9.00%, 12/ 1/2011	650	596	Chesapeake Energy Corp
			7.50%, 9/15/2013	4,050	3,847
Money Center Banks (0.04%)			7.50%, 6/15/2014	1,910	1,805
BankAmerica Institutional Capital B			9.50%, 2/15/2015	4,285	4,328
7.70%, 12/31/2026 (b)	525	325	7.25%, 12/15/2018	3,010	2,634
			6.88%, 11/15/2020	525	428
Multimedia (0.18%)
			Cimarex Energy Co
CanWest LP			7.13%, 5/ 1/2017	3,640	3,221
9.25%, 8/ 1/2015 (b)	1,500	139
			Encore Acquisition Co
Quebecor Media Inc			6.00%, 7/15/2015	1,000	815
7.75%, 3/15/2016	1,500	1,252

			7.25%, 12/ 1/2017	1,250	1,037
		1,391

			Forest Oil Corp
Music (0.35%)			7.75%, 5/ 1/2014	1,245	1,173
WMG Acquisition Corp			7.25%, 6/15/2019	2,990	2,489
7.38%, 4/15/2014	2,560	1,907	7.25%, 6/15/2019 (b)	500	416
WMG Holdings Corp			Newfield Exploration Co
0.00%, 12/15/2014 (a)(c)	1,815	835	6.63%, 9/ 1/2014	4,295	3,951

		2,742	7.13%, 5/15/2018	500	453

Mutual Insurance (0.23%)			Plains Exploration & Production Co
Liberty Mutual Group Inc			10.00%, 3/ 1/2016	250	244
7.50%, 8/15/2036 (b)	900	566	Range Resources Corp
10.75%, 6/15/2058 (b)(c)	2,150	1,183	7.50%, 5/15/2016	2,933	2,860

		1,749	7.25%, 5/ 1/2018	50	47

			Sabine Pass LNG LP
Non-Hazardous Waste Disposal (0.55%)			7.25%, 11/30/2013	1,580	1,319
Allied Waste North America Inc			7.50%, 11/30/2016	7,130	5,633
7.88%, 4/15/2013	250	254	Swift Energy Co
6.13%, 2/15/2014	500	482	7.63%, 7/15/2011	1,000	805
7.38%, 4/15/2014	500	500	7.13%, 6/ 1/2017	1,500	874

See accompanying notes

244

Schedule of Investments High Yield Fund I

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Oil Company - Exploration & Production			Pipelines (continued)
(continued)			Dynegy Holdings Inc
W&T Offshore Inc			8.75%, 2/15/2012	$ 700 $	667
8.25%, 6/15/2014 (b)	$ 2,500 $	1,838

			7.50%, 6/ 1/2015	100	78
		41,956

			7.13%, 5/15/2018	2,250	1,373
Oil Refining & Marketing (0.24%)			Dynegy Roseton/Danskammer Pass Through
Frontier Oil Corp			Trust Series B
6.63%, 10/ 1/2011	500	492	7.67%, 11/ 8/2016	12,198	10,368
Tesoro Corp			El Paso Corp
6.25%, 11/ 1/2012	1,071	975	7.88%, 6/15/2012	500	495
6.63%, 11/ 1/2015	500	420	6.88%, 6/15/2014	1,250	1,185

		1,887	8.25%, 2/15/2016	1,595	1,555

			7.25%, 6/ 1/2018	1,000	912
Paper & Related Products (0.98%)
			7.80%, 8/ 1/2031	1,795	1,344
Abitibi-Consolidated Co of Canada
8.38%, 4/ 1/2015	1,100	71	El Paso Natural Gas Co
			5.95%, 4/15/2017	1,500	1,369
Bowater Canada Finance Corp
7.95%, 11/15/2011	700	86	8.38%, 6/15/2032	1,310	1,274
Cascades Inc			Holly Energy Partners LP
7.25%, 2/15/2013	844	667	6.25%, 3/ 1/2015	2,650	2,160
Domtar Corp			Knight Inc
7.13%, 8/15/2015	2,700	1,957	6.50%, 9/ 1/2012	8,234	7,946
Georgia-Pacific Corp			5.15%, 3/ 1/2015	805	692
7.13%, 1/15/2017 (b)	2,500	2,363	MarkWest Energy Partners LP / MarkWest
			Energy Finance Corp
Georgia-Pacific LLC
			6.88%, 11/ 1/2014	1,125	923
8.25%, 5/ 1/2016 (b)	1,425	1,425
			8.75%, 4/15/2018	4,005	3,324
NewPage Corp
10.00%, 5/ 1/2012	958	450	Regency Energy Partners LP/Regency Energy
			Finance Corp
12.00%, 5/ 1/2013	500	135	8.38%, 12/15/2013	2,260	2,113
Verso Paper Holdings LLC / Verso Paper Inc			Targa Resources Partners LP
9.13%, 8/ 1/2014	750	345	8.25%, 7/ 1/2016 (b)	250	198
11.38%, 8/ 1/2016	250	59	Tennessee Gas Pipeline Co

		7,558	8.00%, 2/ 1/2016 (b)	1,625	1,657

Petrochemicals (0.11%)			Williams Cos Inc/The
Sterling Chemicals Inc			7.13%, 9/ 1/2011	3,505	3,540
10.25%, 4/ 1/2015 (e)	1,000	835	8.75%, 1/15/2020 (b)	970	997
			Williams Partners LP/Williams Partners
Pharmacy Services (0.23%)			Finance Corp
Omnicare Inc			7.25%, 2/ 1/2017	5,126	4,639

6.75%, 12/15/2013	197	186			49,684

6.88%, 12/15/2015	1,700	1,594	Poultry (0.11%)

		1,780	Pilgrim's Pride Corp

			0.00%, 5/ 1/2015 (a)	1,100	883
Photo Equipment & Supplies (0.02%)
Eastman Kodak Co
7.25%, 11/15/2013	250	154	Printing - Commercial (0.40%)
			Cadmus Communications Corp
			8.38%, 6/15/2014	600	372
Physical Therapy & Rehabilitation Centers (0.12%)
Psychiatric Solutions Inc			Cenveo Corp
7.75%, 7/15/2015	1,000	915	7.88%, 12/ 1/2013	700	434
			10.50%, 8/15/2016 (b)	1,500	1,005
Pipelines (6.42%)			Quebecor World Capital Corp
Copano Energy LLC / Copano Energy Finance			0.00%, 11/15/2013 (a)	750	14
Corp			Quebecor World Capital ULC
7.75%, 6/ 1/2018 (b)	1,000	875	0.00%, 3/15/2016 (a)(b)	500	11

See accompanying notes

245

Schedule of Investments
High Yield Fund I
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Printing - Commercial (continued)			REITS - Hotels (0.32%)
Quebecor World Inc			Host Hotels & Resorts LP
0.00%, 1/15/2015 (a)(b)	$ 350 $	7	7.13%, 11/ 1/2013	$ 2,605 $	2,449
Sheridan Group Inc/The
10.25%, 8/15/2011	500	310	REITS - Office Property (0.01%)
Valassis Communications Inc			HRPT Properties Trust
8.25%, 3/ 1/2015	1,750	967	5.75%, 2/15/2014	127	101

		3,120

			Rental - Auto & Equipment (1.36%)
Private Corrections (0.10%)			Erac USA Finance Co
Corrections Corp of America			6.38%, 10/15/2017 (b)	1,806	1,339
6.75%, 1/31/2014	769	748	7.00%, 10/15/2037 (b)	8,765	6,121
			United Rentals North America Inc
Property & Casualty Insurance (0.15%)
			6.50%, 2/15/2012	3,400	3,043

Crum & Forster Holdings Corp
					10,503

7.75%, 5/ 1/2017	750	600
Fairfax Financial Holdings Ltd			Resorts & Theme Parks (0.26%)
7.75%, 6/15/2017	615	541	Six Flags Operations Inc

		1,141	12.25%, 7/15/2016 (b)	2,835	1,985

Publishing - Newspapers (0.30%)			Retail - Apparel & Shoe (0.45%)
Block Communications Inc			Burlington Coat Factory Warehouse Corp
8.25%, 12/15/2015 (b)	2,785	2,312	11.13%, 4/15/2014	1,000	697
			Collective Brands Inc
Publishing - Periodicals (0.22%)
			8.25%, 8/ 1/2013	2,350	1,951
Idearc Inc
			Phillips-Van Heusen Corp
0.00%, 11/15/2016 (a)	1,950	32
			8.13%, 5/ 1/2013	585	573
Nielsen Finance LLC / Nielsen Finance Co
			7.75%, 11/15/2023	350	239

11.50%, 5/ 1/2016 (b)	1,790	1,691

					3,460

		1,723

			Retail - Auto Parts (0.07%)
Racetracks (0.08%)
			PEP Boys-Manny Moe & Jack
Speedway Motorsports Inc
			7.50%, 12/15/2014	800	544
6.75%, 6/ 1/2013	750	656

			Retail - Automobile (0.07%)
Radio (0.12%)
			United Auto Group
Entercom Radio LLC / Entercom Capital Inc
			7.75%, 12/15/2016	750	548
7.63%, 3/ 1/2014	1,750	895

			Retail - Discount (0.07%)
Regional Banks (0.06%)
			Dollar General Corp
Wachovia Capital Trust III
			11.88%, 7/15/2017	200	207
5.80%, 3/15/2011	1,045	486
			HSN Inc
			11.25%, 8/ 1/2016 (b)	500	365

REITS - Healthcare (1.74%)
HCP Inc					572

6.30%, 9/15/2016	1,395	1,148	Retail - Drug Store (0.52%)
6.70%, 1/30/2018	3,760	2,950	Rite Aid Corp
Ventas Realty LP / Ventas Capital Corp			10.38%, 7/15/2016	2,705	2,326
6.50%, 6/ 1/2016	1,220	1,086	7.50%, 3/ 1/2017	2,250	1,671

Ventas Realty LP/Ventas Capital Corp					3,997

6.63%, 10/15/2014	1,110	1,043
7.13%, 6/ 1/2015	5,855	5,562	Retail - Propane Distribution (2.09%)
6.75%, 4/ 1/2017	1,880	1,692	Amerigas Partners LP

			7.25%, 5/20/2015	2,125	2,077
		13,481

			AmeriGas Partners LP/AmeriGas Eagle
			Finance Corp
			7.13%, 5/20/2016	2,135	2,066

See accompanying notes

246

Schedule of Investments High Yield Fund I

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Retail - Propane Distribution (continued)			Schools (0.47%)
Ferrellgas Escrow LLC/Ferrellgas Finance			Knowledge Learning Corp Inc
Escrow Corp			7.75%, 2/ 1/2015 (b)	$ 4,220 $	3,629
6.75%, 5/ 1/2014	$ 1,865 $	1,683
Ferrellgas Partners LP			Semiconductor Equipment (0.00%)
6.75%, 5/ 1/2014 (b)	5,125	4,625	MagnaChip Semiconductor SA / MagnaChip
Ferrellgas Partners LP/Ferrellgas Partners			Semiconductor Finance Co
Finance Corp			0.00%, 12/15/2011 (a)	1,000	2
8.75%, 6/15/2012	2,205	2,018	0.00%, 12/15/2011 (a)(c)	1,000	3

Inergy LP/Inergy Finance Corp					5

6.88%, 12/15/2014	525	493
8.25%, 3/ 1/2016	1,250	1,241	Special Purpose Entity (1.14%)
			Chukchansi Economic Development Authority
Suburban Propane Partners LP/Suburban
Energy Finance Corp			8.00%, 11/15/2013 (b)	1,180	501
6.88%, 12/15/2013	2,000	1,945	El Paso Performance-Linked Trust

		16,148	7.75%, 7/15/2011 (b)	1,250	1,241

			FireKeepers Development Authority
Retail - Restaurants (0.34%)			13.88%, 5/ 1/2015 (b)	3,790	2,729
NPC International Inc			Goldman Sachs Capital II
9.50%, 5/ 1/2014	1,495	1,338	5.79%, 12/29/2049 (c)	4,171	2,063
O'Charleys Inc			Harley-Davidson Funding Corp
9.00%, 11/ 1/2013	1,629	1,271	6.80%, 6/15/2018 (b)	1,425	1,007

		2,609	LBI Media Inc

Retail - Video Rental (0.26%)			8.50%, 8/ 1/2017 (b)	1,000	310
Blockbuster Inc			Milacron Escrow Corp
9.00%, 9/ 1/2012 (c)	3,905	2,031	0.00%, 5/15/2011 (a)(d)	230	53
			Universal City Development Partners Ltd
Retail - Vitamins & Nutritional Suppliments (0.39%)			11.75%, 4/ 1/2010	1,000	947

General Nutrition Centers Inc					8,851

6.40%, 3/15/2014 (c)	4,000	3,040
			Steel - Producers (0.74%)
			AK Steel Corp
Rubber - Tires (0.09%)
			7.75%, 6/15/2012	1,225	1,096
American Tire Distributors Inc
			ArcelorMittal
7.46%, 4/ 1/2012 (c)	250	130
			5.38%, 6/ 1/2013	2,045	1,841
10.75%, 4/ 1/2013	399	241
			6.13%, 6/ 1/2018	1,100	887
Goodyear Tire & Rubber Co/The
			Metals USA Holdings Corp
7.86%, 8/15/2011	360	335

			8.21%, 7/ 1/2012 (c)	2,685	1,276
		706

			Steel Dynamics Inc
Satellite Telecommunications (1.52%)			7.38%, 11/ 1/2012	750	669

DigitalGlobe Inc					5,769

10.50%, 5/ 1/2014 (b)	400	402
			Steel - Specialty (0.21%)
Intelsat Corp
			California Steel Industries Inc
9.25%, 8/15/2014 (b)	3,178	3,083
			6.13%, 3/15/2014	870	665
Intelsat Intermediate Holding Co Ltd
			Tube City IMS Corp
0.00%, 2/ 1/2015 (a)(b)(c)	500	450
			9.75%, 2/ 1/2015	4,045	971

Intelsat Jackson Holdings Ltd
					1,636

11.25%, 6/15/2016	1,045	1,069
Intelsat Subsidiary Holding Co Ltd			Telecommunication Services (1.76%)
8.88%, 1/15/2015 (b)	4,675	4,628	MasTec Inc
8.88%, 1/15/2015 (b)	155	153	7.63%, 2/ 1/2017	700	595
Telesat Canada/Telesat LLC			Qwest Corp
11.00%, 11/ 1/2015 (b)	1,010	939	7.88%, 9/ 1/2011	1,880	1,866
12.50%, 11/ 1/2017 (b)	1,240	1,029	8.88%, 3/15/2012 (c)	5,140	5,217

		11,753	7.63%, 6/15/2015	2,000	1,895

See accompanying notes

247

Schedule of Investments High Yield Fund I

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Telecommunication Services (continued)			Tobacco (0.78%)
Qwest Corp (continued)			Alliance One International Inc
8.38%, 5/ 1/2016 (b)	$ 1,315 $	1,308	11.00%, 5/15/2012	$ 1,250 $	1,219
Telcordia Technologies Inc			Altria Group Inc
4.88%, 7/15/2012 (b)(c)(d)	1,000	735	10.20%, 2/ 6/2039	4,360	4,800

Time Warner Telecom Holdings Inc					6,019

9.25%, 2/15/2014	1,415	1,419
			Transport - Marine (0.23%)
West Corp
9.50%, 10/15/2014	700	607	Navios Maritime Holdings Inc

			9.50%, 12/15/2014	1,000	615
		13,642

			Ultrapetrol Bahamas Ltd
Telephone - Integrated (4.18%)			9.00%, 11/24/2014	1,750	1,155

Cincinnati Bell Inc					1,770

7.25%, 7/15/2013	1,250	1,234
			Transport - Rail (0.04%)
Citizens Communications Co
6.25%, 1/15/2013	4,270	4,056	Kansas City Southern de Mexico SA de CV
			7.63%, 12/ 1/2013	200	164
Frontier Communications Corp
8.25%, 5/ 1/2014	100	98	7.38%, 6/ 1/2014	194	157

9.00%, 8/15/2031	2,325	1,848			321

Level 3 Financing Inc			Transport - Services (0.27%)
9.25%, 11/ 1/2014	2,210	1,771	Bristow Group Inc
Sprint Capital Corp			7.50%, 9/15/2017	800	648
6.88%, 11/15/2028	12,060	8,141	PHI Inc
Sprint Nextel Corp			7.13%, 4/15/2013	2,000	1,450

6.00%, 12/ 1/2016	8,425	6,993			2,098

Valor Telecommunications Enterprises Finance
Corp			Transport - Truck (0.05%)
7.75%, 2/15/2015	310	305	Quality Distribution LLC/QD Capital Corp
Virgin Media Finance PLC			5.63%, 1/15/2012 (c)(d)	1,000	410
8.75%, 4/15/2014	1,750	1,733
9.13%, 8/15/2016	2,261	2,227	Wire & Cable Products (0.14%)
			Coleman Cable Inc
Windstream Corp
			9.88%, 10/ 1/2012	550	330
8.13%, 8/ 1/2013	1,000	995
			General Cable Corp
8.63%, 8/ 1/2016	1,525	1,517
			3.58%, 4/ 1/2015 (c)	750	570
7.00%, 3/15/2019	1,525	1,434

			7.13%, 4/ 1/2017	250	217

		32,352

					1,117

Television (1.50%)
			Wireless Equipment (0.56%)
Allbritton Communications Co
			CC Holdings GS V LLC/Crown Castle GS III
7.75%, 12/15/2012	2,005	912
			Corp
LIN Television Corp			7.75%, 5/ 1/2017 (b)	2,115	2,136
6.50%, 5/15/2013	2,440	1,415
			Crown Castle International Corp
6.50%, 5/15/2013	4,270	2,349	9.00%, 1/15/2015	2,175	2,219

Videotron Ltee					4,355
6.88%, 1/15/2014	3,040	2,953

9.13%, 4/15/2018 (b)	320	332	TOTAL BONDS	$ 656,176

9.13%, 4/15/2018	3,490	3,625	SENIOR FLOATING RATE INTERESTS (11.96%)

		11,586	Aerospace & Defense (0.07%)

Theaters (0.09%)			Hawker Beechcraft Inc, Term Loan B
			2.43%, 3/26/2014 (c)	632	327
AMC Entertainment Inc
8.63%, 8/15/2012	400	400	3.22%, 3/26/2014 (c)	55	29
11.00%, 2/ 1/2016	300	294	3.22%, 3/26/2014 (c)	311	161

		694			517

See accompanying notes

248

Schedule of Investments High Yield Fund I

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Airlines (0.45%)			Chemicals - Diversified (continued)
Delta Air Lines Inc, Term Loan			Lyondell Chemical Co, Term Loan (continued)
0.26%, 4/30/2012 (c)	$ 55 $	44	5.75%, 12/20/2013 (c)	$ 18 $	6
2.49%, 4/30/2012 (c)	925	741	5.75%, 12/20/2013 (c)	43	14
UAL Inc, Term Loan B			5.75%, 12/20/2013 (c)	129	43
0.00%, 2/ 1/2014 (c)(f)	5,355	2,670	0.00%, 12/20/2014 (c)(f)	1,000	332

		3,455	5.75%, 12/20/2014 (c)	68	22

Auto - Car & Light Trucks (0.92%)			7.00%, 12/20/2014 (c)	52	17
Ford Motor Co, Term Loan B			7.00%, 12/20/2014 (c)	52	17
0.00%, 12/16/2013 (c)(f)	1,925	1,213	7.00%, 12/20/2014 (c)	225	75
3.46%, 12/16/2013 (c)	1,585	998	7.00%, 12/20/2014 (c)	52	17
4.14%, 12/16/2013 (c)	792	499	7.00%, 12/20/2014 (c)	225	75
General Motors Corp, Term Loan			7.00%, 12/20/2014 (c)	225	75

0.00%, 11/29/2013 (c)(f)	850	552			1,416

8.00%, 11/29/2013 (c)	5,928	3,849

			Chemicals - Other (0.03%)
		7,111

			BOC Edwards, Term Loan
Cable TV (0.56%)			2.43%, 5/13/2014 (c)	436	257
Charter Communications Operating LLC/
Charter Communications Operating Capital,			Computers - Integrated Systems (0.03%)
Term Loan			Brocade Communications Systems Inc, Term
6.03%, 3/ 6/2014 (c)	5,091	4,309	Loan
			7.00%, 9/25/2013 (c)	247	236
Cable/Satellite TV (0.79%)
CCO Holdings LLC, Term Loan			Consumer Products - Miscellaneous (0.22%)
0.00%, 9/ 6/2014 (a)	1,250	839	Spectrum Brands Inc, Term Loan B
Cequel Communications LLC, Term Loan A			0.00%, 3/30/2013 (a)	1,214	953
6.50%, 5/ 5/2014 (c)	395	314	0.00%, 3/30/2013 (a)	29	22
Cequel Communications LLC, Term Loan B			0.00%, 3/30/2013 (a)	876	687
6.36%, 5/ 5/2014 (c)	6,123	4,996	0.00%, 3/30/2013 (a)	68	53

		6,149			1,715

Casino Hotels (0.18%)			Containers - Paper & Plastic (0.09%)
Fontainebleau Las Vegas Holdings LLC, Term			Smurfit-Stone Container, Term Loan
Loan			10.00%, 1/28/2010 (c)	250	252
3.68%, 6/ 6/2014 (c)	333	41
			0.00%, 11/ 1/2011 (c)(f)	750	450

4.53%, 6/ 6/2014 (c)	667	83
					702

Harrah's Operating Co Inc, Term Loan B2
0.00%, 1/28/2015 (c)(f)	875	623	Data Processing & Management (0.42%)
3.44%, 1/28/2015 (c)	2	2	First Data Corporation, Term Loan B
4.09%, 1/28/2015 (c)	871	620	3.18%, 9/24/2014 (c)	99	72

		1,369	3.19%, 9/24/2014 (c)	2,773	2,021

			3.19%, 9/24/2014 (c)	751	547
Cellular Telecommunications (0.30%)
			3.19%, 9/24/2014 (c)	876	638

MetroPCS Wireless Inc, Term Loan B
2.69%, 11/ 3/2013 (c)	795	741			3,278

2.69%, 11/ 3/2013 (c)	95	89	Diversified Manufacturing Operations (0.14%)
3.44%, 11/ 3/2013 (c)	1,590	1,481	Clarke American Corp, Term Loan B

		2,311	2.93%, 5/ 1/2014 (c)	77	52

			2.93%, 5/ 1/2014 (c)	94	64
Chemicals - Diversified (0.18%)
			2.93%, 5/ 1/2014 (c)	104	71
Lyondell Chemical Co, DIP - Term Loan
0.00%, 12/15/2009 (c)(f)	134	136	2.93%, 5/ 1/2014 (c)	125	85
13.00%, 12/15/2009 (c)	268	272	2.93%, 5/ 1/2014 (c)	321	218
Lyondell Chemical Co, Term Loan			3.71%, 5/ 1/2014 (c)	63	43
5.94%, 12/15/2009 (c)	402	315	3.71%, 5/ 1/2014 (c)	63	43

See accompanying notes

249

Schedule of Investments High Yield Fund I

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Diversified Manufacturing Operations			Food - Miscellaneous/Diversified (continued)
(continued)			Dole Food Co Inc, Term Loan (continued)
Clarke American Corp, Term Loan B			8.00%, 4/12/2013 (c)	$ 171 $	162

(continued)
					470

3.72%, 5/ 1/2014 (c)	$ 210 $	143
3.72%, 5/ 1/2014 (c)	214	145	Gambling (Non-Hotel) (0.05%)
3.72%, 5/ 1/2014 (c)	214	146	Isle of Capri Casinos Inc, Term Loan b
Jacuzzi Brands Inc, Term Loan B			0.00%, 11/25/2013 (c)(f)	500	400
1.12%, 2/ 7/2014 (c)	24	9
2.68%, 2/ 7/2014 (c)	272	102	Golf (0.01%)

		1,121	True Temper Sports Inc, Term Loan

			6.60%, 6/30/2011 (c)	154	44
Diversified Operations & Commercial Services (0.12%)
Aramark Corp, Term Loan B			Independent Power Producer (0.64%)
0.35%, 1/26/2014 (c)	60	55	Calpine Corp, Term Loan
3.09%, 1/26/2014 (c)	946	861	4.10%, 3/29/2014 (c)	4,407	3,780

		916	NRG Energy Inc, Term Loan B

			1.12%, 2/ 1/2013 (c)	441	409
Electric - Integrated (0.84%)
			2.72%, 2/ 1/2013 (c)	825	766

Texas Competitive Electric Holdings
Company, Term Loan					4,955

3.93%, 10/10/2014 (c)	4	3	Medical - Hospitals (0.11%)
3.97%, 10/10/2014 (c)	491	333	Community Health Systems Inc, Term Loan
Texas Competitive Electric Holdings			2.68%, 7/25/2014 (c)	36	32
Company, Term Loan B3			2.68%, 7/25/2014 (c)	50	45
0.00%, 10/10/2014 (c)(f)	850	574
			3.51%, 7/25/2014 (c)	651	585
3.93%, 10/10/2014 (c)	28	19
			HCA Inc, Term Loan B1
3.97%, 10/10/2014 (c)	5,587	3,774	3.47%, 11/18/2013 (c)	213	192

3.97%, 10/10/2014 (c)	2,686	1,815			854

		6,518

			Miscellaneous Manufacturers (0.15%)
Electric Products - Miscellaneous (0.05%)			Polymer Group Inc, Term Loan B
TPF Generation Holdings/Tenaska LLC, Term			2.68%, 11/22/2012 (c)	475	409
Loan			3.49%, 11/22/2012 (c)	911	783

4.68%, 12/15/2014 (c)	500	407
					1,192

Electronic Components - Miscellaneous (1.26%)			Music (0.51%)
Flextronics International Ltd, Term Loan A			WMG Acquisition Corp, Term Loan
2.68%, 10/ 1/2014 (c)	2,505	1,908	2.43%, 2/28/2011 (c)	198	182
Flextronics International Ltd, Term Loan B			2.44%, 2/28/2011 (c)	217	199
3.46%, 10/ 1/2012 (c)	9,193	7,830	2.44%, 2/28/2011 (c)	427	392

		9,738	2.46%, 2/28/2011 (c)	340	313

Electronic Components - Semiconductors (0.14%)			2.48%, 2/28/2011 (c)	271	249
Freescale Semiconductor Inc, Term Loan			2.49%, 2/28/2011 (c)	217	199
12.50%, 12/15/2014 (c)	352	235	2.90%, 2/28/2011 (c)	1,345	1,237
Freescale Semiconductor Inc, Term Loan B			3.25%, 2/28/2011 (c)	650	598
2.26%, 11/29/2013 (c)	1,477	869	3.26%, 2/28/2011 (c)	650	598

		1,104			3,967

Food - Miscellaneous/Diversified (0.06%)			Oil Company - Exploration & Production (0.47%)
Dole Food Co Inc, Term Loan			Quicksilver Resources Inc, Term Loan
1.14%, 4/12/2013 (c)	53	51	0.00%, 8/ 8/2013 (c)(f)	1,200	1,072
7.25%, 4/12/2013 (c)	4	4	6.75%, 8/ 8/2013 (c)	2,846	2,543

7.25%, 4/12/2013 (c)	12	12			3,615

8.00%, 4/12/2013 (c)	89	84
8.00%, 4/12/2013 (c)	166	157

See accompanying notes

250

Schedule of Investments High Yield Fund I

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Paper & Related Products (0.21%)			Rubber - Tires (0.77%)
Abitibi-Consolidated Co of Canada, Term Loan			Goodyear Tire & Rubber Co, Term Loan
B			2.19%, 4/30/2014 (c)	$ 7,185 $	5,994
0.00%, 3/31/2011 (a)	$ 1,390 $	1,075
NewPage Corp, Term Loan B			Satellite Telecommunications (0.61%)
4.25%, 12/21/2014 (c)	203	157	Intelsat Jackson Holding Ltd, Term Loan
5.00%, 12/21/2014 (c)	530	409	3.50%, 2/ 1/2014 (c)	5,840	4,691

		1,641

			Special Purpose Entity (0.12%)
Pipelines (0.06%)
			Vanguard Health Holding Co II, Term Loan
Atlas Pipeline Partners, Term Loan B			2.68%, 9/23/2011 (c)	409	386
3.18%, 7/27/2014 (c)	40	37
			2.68%, 9/23/2011 (c)	578	545

3.18%, 7/27/2014 (c)	71	65
					931

3.18%, 7/27/2014 (c)	71	65
3.18%, 7/27/2014 (c)	141	131	Telephone - Integrated (0.39%)
3.18%, 7/27/2014 (c)	177	163	Level 3 Communications Inc, Term Loan

			2.71%, 3/13/2014 (c)	429	342
		461

			2.78%, 3/13/2014 (c)	2,315	1,848
Printing - Commercial (0.10%)			3.39%, 3/13/2014 (c)	1,071	855

Valassis Communications Inc, Term Loan B					3,045

2.18%, 3/ 2/2014 (c)	237	201
2.18%, 3/ 2/2014 (c)	716	607	Television (0.20%)

		808	Newport Television, Term Loan

			0.00%, 9/14/2016 (c)(f)	285	108
Publishing - Periodicals (0.07%)			7.25%, 9/14/2016 (c)	444	169
Dex Media West, Term Loan B			8.00%, 9/14/2016 (c)	1,680	637
0.00%, 10/24/2014 (c)(f)	500	336
			Univision Communications Inc, Term Loan
Idearc Inc, Term Loan B			2.68%, 9/20/2014 (c)	60	36
0.00%, 11/17/2014 (a)	21	8
			2.68%, 9/20/2014 (c)	940	569

0.00%, 11/17/2014 (a)	459	176

					1,519

		520

			Transport - Rail (0.09%)
Rental - Auto & Equipment (0.26%)
			RailAmerica Inc, Term Loan
Rental Services Corp, Term Loan			5.20%, 8/14/2009 (c)	750	698

4.51%, 11/30/2013 (c)	3,075	2,040
			TOTAL SENIOR FLOATING RATE INTERESTS	$ 92,650

Retail - Apparel & Shoe (0.09%)			REPURCHASE AGREEMENTS (1.96%)
Burlington Coat Factory Warehouse Corp,			Diversified Banking Institutions (1.96%)
Term Loan B			Investment in Joint Trading Account; Bank
0.00%, 5/28/2013 (c)(f)	1,000	675	of America Repurchase Agreement; 0.15%
			dated 04/30/09 maturing 05/01/09
Retail - Discount (0.12%)			(collateralized by Sovereign Agency
Dollar General Corp, Term Loan B			Issues; $5,167,000; 0.00% - 5.87%; dated
3.18%, 7/ 7/2014 (c)	750	675	09/11/09 - 01/22/37)	$ 5,065$	5,065
3.18%, 7/ 7/2014 (c)	250	225	Investment in Joint Trading Account;

			Deutsche Bank Repurchase Agreement;
		900

			0.15% dated 04/30/09 maturing 05/01/09
Retail - Restaurants (0.08%)			(collateralized by Sovereign Agency
OSI Restaurant, Term Loan B			Issues; $5,167,000; 0.93% - 5.00%; dated
1.14%, 6/14/2013 (c)	62	41	03/30/10 - 01/08/14)	5,065	5,065
1.14%, 6/14/2013 (c)	9	6
2.75%, 6/14/2013 (c)	840	554

		601

See accompanying notes

251

Schedule of Investments High Yield Fund I April 30, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $5,167,000; 1.00% - 7.125%; dated
05/04/09 - 02/15/30)	$ 5,065$	5,065

		15,195

TOTAL REPURCHASE AGREEMENTS	$ 15,195

Total Investments	$ 765,041
Other Assets in Excess of Liabilities, Net - 1.21%		9,361

TOTAL NET ASSETS - 100.00%	$ 774,402

(a) Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $127,316 or 16.44% of net assets.
(c)	Variable Rate. Rate shown is in effect at April 30, 2009.
(d) Security is Illiquid
(e)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,413 or 0.44% of net assets.
(f)	This Senior Floating Rate Note will settle after April 30, 2009, at which time the interest rate will be determined.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 31,371
Unrealized Depreciation		(113,413)

Net Unrealized Appreciation (Depreciation)		(82,042)
Cost for federal income tax purposes		847,083
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Communications		18.99%
Consumer, Non-cyclical		16.03%
Energy		13.85%
Consumer, Cyclical		12.78%
Financial		10.70%
Industrial		9.85%
Utilities		8.98%
Basic Materials		4.85%
Technology		2.43%
Diversified		0.33%
Other Assets in Excess of Liabilities, Net		1.21%

TOTAL NET ASSETS		100.00%

See accompanying notes

252

Schedule of Investments Income Fund April 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (0.09%)			BONDS (continued)
Cable/Satellite TV (0.09%)			Casino Hotels (continued)
Time Warner Cable Inc	26,721 $	861	MGM Mirage
			13.00%, 11/15/2013 (d)	$ 10,000 $	9,250

Special Purpose Entity (0.00%)					10,660

Adelphia Recovery Trust (a)(b)	658,740	-

			Casino Services (1.08%)
TOTAL COMMON STOCKS	$ 861		OED Corp/Diamond Jo LLC

PREFERRED STOCKS (0.02%)			8.75%, 4/15/2012	12,000	9,960
Finance - Investment Banker & Broker (0.00%)
			Commercial Banks (1.21%)
Lehman Brothers Holdings Inc	280,000	3
			US Bank NA/Cincinnati OH
			6.38%, 8/ 1/2011	5,000	5,232
Finance - Mortgage Loan/Banker (0.02%)
Freddie Mac 8.38%; Series Z	300,000	153	4.95%, 10/30/2014	6,000	5,962

					11,194

TOTAL PREFERRED STOCKS	$ 156

	Principal		Commercial Services (0.35%)
	Amount	Value	Ceridian Corp
	(000's)	(000's)	11.25%, 11/15/2015 (e)	4,400	3,212

BONDS (69.37%)
			Containers - Paper & Plastic (0.38%)
Aerospace & Defense (0.37%)			Sealed Air Corp
Lockheed Martin Corp			5.63%, 7/15/2013 (d)	4,000	3,485
7.75%, 5/ 1/2026	$ 3,000	3,382
			Cruise Lines (1.02%)
Auto - Medium & Heavy Duty Trucks (0.63%)			Royal Caribbean Cruises Ltd
New Flyer Industries Ltd			8.75%, 2/ 2/2011	4,000	3,740
14.00%, 8/19/2020 (a)(c)(d)	7,000	5,807
			6.88%, 12/ 1/2013	6,000	4,470
			7.25%, 3/15/2018	2,000	1,270

Cable TV (0.01%)
Frontiervision					9,480

0.00%, 9/15/2010 (a)(b)	2,500	75	Diversified Banking Institutions (6.20%)
			Bank of America Corp
Frontiervision Operating PRT			5.42%, 3/15/2017	5,000	3,523
0.00%, 10/15/2010 (a)(b)	2,000	-

			6.80%, 3/15/2028	670	446
		75

			8.00%, 12/29/2049 (e)	4,000	2,273
Cable/Satellite TV (3.40%)			8.13%, 12/29/2049 (e)	7,000	3,975
Comcast Cable Communications Inc			Citigroup Inc
7.13%, 6/15/2013	7,000	7,442	5.85%, 8/ 2/2016	12,000	9,962
Comcast Cable Holdings LLC			Goldman Sachs Group Inc/The
7.88%, 8/ 1/2013	2,000	2,094	6.60%, 1/15/2012	10,000	10,479
Comcast Corp			5.35%, 1/15/2016	2,000	1,843
6.95%, 8/15/2037	3,000	2,962	JP Morgan Chase & Co
COX Communications Inc			5.13%, 9/15/2014	12,000	11,113
6.75%, 3/15/2011	8,000	8,164	7.90%, 4/29/2049 (e)	5,000	3,804
6.45%, 12/ 1/2036 (d)	4,000	3,239	Morgan Stanley
Time Warner Cable Inc			4.75%, 4/ 1/2014	5,000	4,227
6.55%, 5/ 1/2037	6,000	5,532	6.25%, 8/ 9/2026	7,000	5,749

7.30%, 7/ 1/2038	2,000	1,999			57,394

		31,432

			Electric - Integrated (13.23%)
Casino Hotels (1.15%)			Arizona Public Service Co
Harrah's Operating Co Inc			6.50%, 3/ 1/2012	5,000	4,937
10.00%, 12/15/2018 (d)	3,000	1,410	Dominion Resources Inc/VA
			5.00%, 3/15/2013	10,000	9,985
			Exelon Generation Co LLC
			6.20%, 10/ 1/2017	9,000	8,346

See accompanying notes

253

Schedule of Investments Income Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Electric - Integrated (continued)			Finance - Leasing Company (0.08%)
Florida Power Corp			DVI Inc
5.90%, 3/ 1/2033	$ 8,000 $	7,847	0.00%, 2/ 1/2004 (a)(b)(c)	$ 8,125 $	739
6.35%, 9/15/2037	4,000	4,160	0.00%, 2/ 1/2004 (a)(b)(c)	400	37

Illinois Power Co					776

7.50%, 6/15/2009	9,000	9,016
			Food - Miscellaneous/Diversified (1.11%)
Metropolitan Edison Co
4.95%, 3/15/2013	7,000	6,613	Corn Products International Inc
			8.45%, 8/15/2009	10,200	10,319
Mirant Americas Generation LLC
8.50%, 10/ 1/2021	15,000	12,525
			Food - Retail (0.55%)
Nisource Finance Corp
			Safeway Inc
6.15%, 3/ 1/2013	5,000	4,630
			7.50%, 9/15/2009	5,000	5,084
5.40%, 7/15/2014	5,000	4,326
5.25%, 9/15/2017	2,000	1,594	Forestry (0.12%)
Ohio Edison Co			Weyerhaeuser Co
5.45%, 5/ 1/2015	5,000	4,598	7.38%, 3/15/2032	1,500	1,141
Oncor Electric Delivery Co
7.00%, 9/ 1/2022	11,000	10,450	Gas - Distribution (0.99%)
Pacific Gas & Electric Co			Sempra Energy
4.20%, 3/ 1/2011	10,250	10,517	6.00%, 2/ 1/2013	9,000	9,167
6.05%, 3/ 1/2034	2,000	2,007
Pacificorp			Medical - Drugs (0.70%)
4.95%, 8/15/2014	5,000	5,238	Elan Finance PLC/Elan Finance Corp
5.25%, 6/15/2035	5,000	4,477	7.75%, 11/15/2011	7,250	6,453
PPL Energy Supply LLC
6.40%, 11/ 1/2011	5,000	5,083	Medical - Hospitals (2.07%)
Southwestern Electric Power Co			HCA Inc
5.38%, 4/15/2015	6,500	6,061	9.25%, 11/15/2016	6,000	5,940

		122,410	7.50%, 11/ 6/2033	1,700	935

			Tenet Healthcare Corp
Electronics - Military (0.11%)			9.00%, 5/ 1/2015 (d)	6,000	6,060
Lockheed Martin Tactical Systems Inc			10.00%, 5/ 1/2018 (d)	6,000	6,240

7.63%, 6/15/2025	1,000	1,042
					19,175

Finance - Commercial (0.52%)			Medical - Wholesale Drug Distribution (1.11%)
CIT Group Inc			Cardinal Health Inc
5.00%, 2/ 1/2015	2,000	1,100	6.75%, 2/15/2011	10,000	10,256
5.40%, 1/30/2016	7,000	3,681

		4,781	Metal - Diversified (0.98%)

			Xstrata Canada Corp
Finance - Consumer Loans (0.69%)			6.00%, 10/15/2015	12,000	9,064
American General Finance Corp
4.63%, 5/15/2009	6,500	6,396	MRI - Medical Diagnostic Imaging (1.28%)
			Alliance HealthCare Services Inc
Finance - Investment Banker & Broker (1.69%)			7.25%, 12/15/2012	12,000	11,850
Jefferies Group Inc
7.75%, 3/15/2012	7,500	5,627	Multi-Line Insurance (0.48%)
6.25%, 1/15/2036	9,000	4,602	Farmers Insurance Exchange
Merrill Lynch & Co Inc			6.00%, 8/ 1/2014 (d)	6,000	4,485
5.00%, 1/15/2015	3,000	2,427
6.50%, 7/15/2018	2,000	1,624	Multimedia (1.23%)
6.75%, 6/ 1/2028	2,000	1,317	Historic TW Inc

		15,597	9.15%, 2/ 1/2023	5,260	5,446

See accompanying notes

254

Schedule of Investments Income Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Multimedia (continued)			Pipelines (continued)
News America Inc			TransCanada Pipelines Ltd
6.40%, 12/15/2035	$ 8,000 $	5,941	7.25%, 8/15/2038	$ 7,000 $	7,303

		11,387			38,043

Non-Hazardous Waste Disposal (1.82%)			Publishing - Books (1.10%)
Allied Waste North America Inc			Reed Elsevier Capital Inc
7.88%, 4/15/2013	1,000	1,015	6.75%, 8/ 1/2011	10,000	10,150
7.25%, 3/15/2015	9,000	8,820
Waste Management Inc			Regional Banks (2.29%)
6.88%, 5/15/2009	3,450	3,453	Bank One Corp
7.38%, 8/ 1/2010	3,500	3,576	10.00%, 8/15/2010	400	415

		16,864	FleetBoston Financial Corp

			6.88%, 1/15/2028	995	613
Oil Company - Exploration & Production (0.86%)			Wells Fargo & Co
OPTI Canada Inc			4.63%, 4/15/2014	11,000	9,676
7.88%, 12/15/2014	6,000	3,225	7.98%, 2/28/2049 (e)	15,000	8,400
XTO Energy Inc			Wells Fargo Capital XV
6.75%, 8/ 1/2037	5,000	4,746	9.75%, 12/29/2049 (e)	2,500	2,125

		7,971			21,229

Oil Company - Integrated (1.67%)			Reinsurance (0.22%)
Petro-Canada			Aspen Insurance Holdings Ltd
4.00%, 7/15/2013	3,000	2,678	6.00%, 8/15/2014	2,500	2,025
9.25%, 10/15/2021	8,500	8,835
6.80%, 5/15/2038	5,000	3,913	REITS - Healthcare (3.65%)

		15,426	HCP Inc

			6.45%, 6/25/2012	3,000	2,748
Oil Refining & Marketing (0.45%)
			6.00%, 3/ 1/2015	1,750	1,461
Tesoro Corp
6.25%, 11/ 1/2012	4,600	4,186	7.07%, 6/ 8/2015	2,250	2,025
			Health Care REIT Inc
Pharmacy Services (0.36%)			6.00%, 11/15/2013	8,000	6,639
Omnicare Inc			6.20%, 6/ 1/2016	3,000	2,360
6.13%, 6/ 1/2013	3,500	3,290	Healthcare Realty Trust Inc
			8.13%, 5/ 1/2011	7,500	7,206
Physical Therapy & Rehabilitation Centers (0.94%)			5.13%, 4/ 1/2014	2,000	1,627
Healthsouth Corp			Nationwide Health Properties Inc
10.75%, 6/15/2016	8,500	8,670	6.00%, 5/20/2015	12,000	9,706

					33,772

Pipelines (4.11%)
El Paso Natural Gas Co			REITS - Office Property (1.01%)
7.50%, 11/15/2026	10,000	8,970	Arden Realty LP
			5.20%, 9/ 1/2011	3,000	2,992
Energy Maintenance Services Group LLC
11.50%, 3/ 1/2014 (a)(c)	12,299	8,363	5.25%, 3/ 1/2015	7,000	6,387

Energy Maintenance Services Group LLC -					9,379

Rights
			REITS - Shopping Centers (0.85%)
0.00%, 3/ 1/2014 (a)(b)(c)	48	1
			Developers Diversified Realty Corp
Enterprise Products Operating LLC			4.63%, 8/ 1/2010	10,000	7,868
6.38%, 2/ 1/2013	2,500	2,497

Express Pipeline LP			REITS - Storage (0.88%)
7.39%, 12/31/2017 (d)	4,404	5,185
			Shurgard Storage Centers LLC
Southern Natural Gas Co			5.88%, 3/15/2013	9,000	8,154
8.00%, 3/ 1/2032	4,000	3,779
Tennessee Gas Pipeline Co
8.38%, 6/15/2032	2,000	1,945

See accompanying notes

255

Schedule of Investments
Income Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Retail - Regional Department Store (0.59%)			OBLIGATIONS (23.92%)
Neiman Marcus Group Inc/The			Federal Home Loan Mortgage Corporation
			(FHLMC) (14.43%)
10.38%, 10/15/2015	$ 10,000 $	5,500
			5.50%, 11/ 1/2017	$ 3,225 $	3,373
			5.50%, 1/ 1/2018	1,084	1,134
Special Purpose Entity (1.58%)
CCM Merger Inc			6.50%, 1/ 1/2029	338	363
8.00%, 8/ 1/2013 (d)	11,000	4,895	6.50%, 5/ 1/2029	460	494
CDX North America High Yield			6.50%, 6/ 1/2029	299	321
7.63%, 6/29/2012 (d)	11,400	9,690	6.50%, 6/ 1/2029	897	963

		14,585	6.50%, 8/ 1/2029	414	445

			6.00%, 3/ 1/2031	291	306
Telecommunication Equipment - Fiber Optics (1.22%)
Corning Inc			5.50%, 5/ 1/2031	1,622	1,686
5.90%, 3/15/2014	12,000	11,289	7.00%, 1/ 1/2032	500	536
			6.00%, 5/ 1/2032	1,472	1,549
Telecommunication Services (1.91%)			4.50%, 8/ 1/2033	9,663	9,854
Qwest Corp			4.50%, 8/ 1/2033	8,540	8,709
8.88%, 3/15/2012 (e)	8,000	8,120	4.50%, 8/ 1/2033	13,934	14,209
Telus Corp			5.50%, 6/ 1/2035	16,585	17,196
8.00%, 6/ 1/2011	9,000	9,558

			5.00%, 11/ 1/2035	14,793	15,234
		17,678

			5.50%, 1/ 1/2036	17,156	17,788
Toys (0.10%)			5.50%, 4/ 1/2036	14,810	15,340
Mattel Inc			6.00%, 6/ 1/2038	5,476	5,722
7.30%, 6/13/2011	1,000	973	4.50%, 5/ 1/2039	18,000	18,321

					133,543

Transport - Services (1.02%)
Trailer Bridge Inc			Federal National Mortgage Association (FNMA) (5.30%)
9.25%, 11/15/2011	12,000	9,420	7.45%, 6/ 1/2016	139	149

TOTAL BONDS	$ 641,936		5.00%, 1/ 1/2018	3,098	3,229

			6.50%, 9/ 1/2028	92	99
SENIOR FLOATING RATE INTERESTS (0.78%)
			6.50%, 11/ 1/2028	81	87
Commercial Services (0.22%)
			7.00%, 1/ 1/2030	32	35
Quintiles Transnational, Term Loan Lien 2
4.43%, 3/31/2014 (e)	2,500	2,025	6.50%, 5/ 1/2031	378	405
			6.00%, 4/ 1/2032	965	1,018
Special Purpose Entity (0.56%)			6.50%, 4/ 1/2032	1,114	1,193
Motor City Casino, Term Loan B			6.50%, 5/ 1/2032	1,114	1,194
8.50%, 7/21/2012 (e)	8,115	5,234	5.00%, 10/ 1/2032	3,183	3,287

TOTAL SENIOR FLOATING RATE INTERESTS	$ 7,259		5.50%, 3/ 1/2033	4,461	4,642

CONVERTIBLE BONDS (3.09%)			5.50%, 2/ 1/2035	15,661	16,267
Containers - Paper & Plastic (0.74%)			4.00%, 3/ 1/2039	17,457	17,420

Sealed Air Corp					49,025

3.00%, 6/30/2033 (d)(e)	7,250	6,842
			Government National Mortgage Association
			(GNMA) (0.28%)
Pharmacy Services (0.52%)			7.00%, 6/20/2031	254	273
Omnicare Inc			6.00%, 5/20/2032 (e)	2,186	2,284

3.25%, 12/15/2035	7,000	4,795
					2,557

Therapeutics (1.83%)			U.S. Treasury (3.91%)
CV Therapeutics Inc			2.75%, 2/15/2019	2,000	1,937
3.25%, 8/16/2013	17,000	16,936	4.38%, 2/15/2038	1,000	1,051

TOTAL CONVERTIBLE BONDS	$ 28,573		4.50%, 5/15/2038	14,000	15,065

See accompanying notes

256

Schedule of Investments Income Fund April 30, 2009 (unaudited)

			Unrealized Appreciation (Depreciation)
	Principal		The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Amount	Value	of investments held by the fund as of the period end were as follows:
	(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			Unrealized Appreciation	$ 16,744
OBLIGATIONS (continued)			Unrealized Depreciation	(126,569)

U.S. Treasury (continued)			Net Unrealized Appreciation (Depreciation)	(109,825)
3.50%, 2/15/2039	$ 20,000 $	18,122

			Cost for federal income tax purposes	1,043,956
		36,175	All dollar amounts are shown in thousands (000's)

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 221,300		Portfolio Summary (unaudited)

REPURCHASE AGREEMENTS (3.68%)			Sector	Percent

Diversified Banking Institutions (3.68%)			Financial	25.60%
Investment in Joint Trading Account; Bank			Mortgage Securities	20.01%
of America Repurchase Agreement; 0.15%			Utilities	14.22%
dated 04/30/09 maturing 05/01/09			Consumer, Non-cyclical	11.03%
			Communications	8.96%
(collateralized by Sovereign Agency
			Energy	7.09%
Issues; $11,576,000; 0.00% - 5.87%; dated
			Consumer, Cyclical	4.58%
09/11/09 - 01/22/37)	$ 11,349$	11,349	Industrial	4.43%
Investment in Joint Trading Account;			Government	3.93%
Deutsche Bank Repurchase Agreement;			Basic Materials	1.10%
0.15% dated 04/30/09 maturing 05/01/09			Liabilities in Excess of Other Assets, Net	(0.95%)

(collateralized by Sovereign Agency			TOTAL NET ASSETS	100.00%

Issues; $11,576,000; 0.93% - 5.00%; dated

03/30/10 - 01/08/14)	11,349	11,349
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $11,576,000; 1.00% - 7.125%;
dated 05/04/09 - 02/15/30)	11,348	11,348

		34,046

TOTAL REPURCHASE AGREEMENTS	$ 34,046

Total Investments	$ 934,131
Liabilities in Excess of Other Assets, Net - (0.95)%		(8,799)

TOTAL NET ASSETS - 100.00%	$ 925,332

(a)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $15,022 or 1.62% of net assets.
(b) Non-Income Producing Security
(c) Security is Illiquid
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $66,588 or 7.20% of net assets.
(e)	Variable Rate. Rate shown is in effect at April 30, 2009.

See accompanying notes

257

Schedule of Investments Inflation Protection Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (15.84%)			BONDS (continued)
Asset Backed Securities (1.11%)			Commercial Banks (continued)
Ameriquest Mortgage Securities Inc			ICICI Bank Ltd
0.75%, 4/25/2034 (a)(b)	$ 380 $	212	1.68%, 1/12/2010 (a)(c)(d)	$ 500 $	480

Argent Securities Inc					548

0.56%, 4/25/2036 (a)(c)	272	256
			Credit Card Asset Backed Securities (0.13%)
Carrington Mortgage Loan Trust
0.67%, 12/25/2035 (a)(c)	192	174	American Express Credit Account Master Trust
			0.73%, 3/15/2012 (a)(c)	500	487
Countrywide Asset-Backed Certificates
1.56%, 12/25/2032 (a)	71	36
			Electric - Integrated (0.95%)
0.81%, 2/25/2036 (a)(b)(c)	213	167
			Entergy Gulf States Inc
0.69%, 3/25/2036 (a)(b)	1,362	716	1.66%, 12/ 1/2009 (a)(c)	200	196
0.94%, 2/25/2037 (a)(b)	3,000	40	Ohio Power Co
Fannie Mae Grantor Trust			1.35%, 4/ 5/2010 (a)(c)	1,535	1,513
0.58%, 4/25/2035 (a)	155	141	Pepco Holdings Inc
Fannie Mae Whole Loan			1.89%, 6/ 1/2010 (a)	1,150	1,079
0.74%, 11/25/2033 (a)(c)	8	8	TECO Energy Inc
First Franklin Mortgage Loan Asset Backed			3.17%, 5/ 1/2010 (a)(c)	850	811

Certificates					3,599

0.68%, 11/25/2035 (a)(c)	763	664
First-Citizens Home Equity Loan LLC			Finance - Consumer Loans (0.19%)
0.66%, 9/15/2022 (a)(d)	739	418	SLM Corp
Ford Credit Floorplan Master Owner Trust			1.52%, 3/15/2011 (a)	1,000	745
0.90%, 6/15/2011 (a)(b)(c)	500	475
Long Beach Mortgage Loan Trust			Finance - Investment Banker & Broker (0.76%)
0.97%, 6/25/2034 (a)	225	116	Bear Stearns Cos LLC/The
SLM Student Loan Trust			1.39%, 7/16/2009 (a)(c)	1,500	1,501
1.38%, 3/15/2017 (a)(b)(c)	867	803	1.45%, 11/28/2011 (a)	1,500	1,400

		4,226			2,901

Automobile Sequential (1.30%)			Food - Miscellaneous/Diversified (0.38%)
AmeriCredit Automobile Receivables Trust			General Mills Inc
0.51%, 4/ 6/2012 (a)(c)	638	622	1.23%, 1/22/2010 (a)(c)	1,000	997
AmeriCredit Prime Automobile Receivable Trust			Kraft Foods Inc
0.86%, 11/ 8/2010 (a)(c)	53	53	1.73%, 8/11/2010 (a)	450	439

Capital Auto Receivables Asset Trust					1,436

0.68%, 3/15/2010 (a)(c)	196	196
			Home Equity - Other (0.66%)
Capital One Auto Finance Trust
			Asset Backed Securities Corp Home Equity
0.46%, 7/15/2011 (a)(c)	253	246	0.54%, 7/25/2036 (a)(c)	1,530	1,332
0.49%, 10/15/2012 (a)(c)	2,659	2,398	First NLC Trust
Hyundai Auto Receivables Trust			0.74%, 9/25/2035 (a)	733	648
0.85%, 1/17/2012 (a)(c)	1,430	1,420	GSAA Trust

		4,935	0.58%, 4/25/2047 (a)(b)	3,025	451

Brewery (0.33%)			New Century Home Equity Loan Trust
SABMiller PLC			0.73%, 3/25/2035 (a)(b)	55	23
1.51%, 7/ 1/2009 (a)(c)(d)	1,250	1,249	Option One Mortgage Loan Trust
			1.44%, 2/25/2035 (a)(b)	30	4
Cable/Satellite TV (0.26%)			0.89%, 3/25/2037 (a)(b)	2,000	47

Comcast Corp					2,505

1.44%, 7/14/2009 (a)(c)	1,000	999
			Mortgage Backed Securities (7.14%)
			Adjustable Rate Mortgage Trust
Commercial Banks (0.14%)
			0.71%, 8/25/2036 (a)(b)	872	150
HSBC Americas Capital Trust I
7.81%, 12/15/2026 (d)	100	68	Banc of America Commercial Mortgage Inc
			6.85%, 4/15/2036	300	306

See accompanying notes

258

Schedule of Investments
Inflation Protection Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Banc of America Funding Corp			Freddie Mac (continued)
0.73%, 7/20/2036 (a)	$ 1,771 $	291	0.80%, 5/15/2030 (a)	$ 91 $	90
Bear Stearns Alt-A Trust			0.85%, 9/15/2033 (a)	333	326
0.60%, 11/25/2036 (a)	470	168	0.75%, 10/15/2034 (a)(c)	49	49
0.61%, 4/25/2037 (a)	1,260	330	G-Force LLC
Bear Stearns Asset Backed Securities Trust			0.74%, 12/25/2039 (a)(b)(d)	1,000	137
0.67%, 4/25/2036 (a)	135	47	Ginnie Mae
Bear Stearns Commercial Mortgage Securities			1.11%, 10/16/2012 (a)	2,546	86
7.00%, 5/20/2030	466	475	4.51%, 10/16/2028 (a)(c)	615	628
Bella Vista Mortgage Trust			0.80%, 10/20/2031 (a)	164	163
0.74%, 1/22/2045 (a)	1,141	486	1.06%, 3/16/2047 (a)	5,393	278
0.70%, 5/20/2045 (a)(b)	924	358	Greenwich Capital Commercial Funding Corp
Chase Mortgage Finance Corp			1.29%, 3/10/2039 (a)(b)(d)	54,733	628
4.46%, 7/25/2037 (a)(b)	426	267	GSC Capital Corp Mortgage Trust
Citigroup/Deutsche Bank Commercial			0.70%, 2/25/2036 (a)	589	208
Mortgage Trust
			GSR Mortgage Loan Trust
0.71%, 10/15/2048 (a)(b)	35,522	556
			0.70%, 8/25/2046 (a)(b)	213	35
0.25%, 12/11/2049 (a)(b)(d)	12,738	56
			Homebanc Mortgage Trust
1.67%, 12/11/2049 (a)(b)(d)	8,140	106	0.78%, 1/25/2036 (a)	977	389
Countrywide Alternative Loan Trust			Impac CMB Trust
0.86%, 12/25/2035 (a)	441	106	1.42%, 10/25/2034 (a)(b)	46	19
0.72%, 6/25/2036 (a)(b)	1,022	144	1.99%, 10/25/2034 (a)(b)	103	18
0.70%, 7/25/2046 (a)	2,100	319	0.75%, 4/25/2035 (a)	269	54
0.65%, 5/25/2047 (a)	3,892	838	0.95%, 8/25/2035 (a)(b)	60	11
Countrywide Asset-Backed Certificates			1.09%, 8/25/2035 (a)(b)	53	5
0.71%, 1/25/2036 (a)	162	115
			0.69%, 4/25/2037 (a)	1,452	598
Credit Suisse Mortgage Capital Certificates
			Impac Secured Assets CMN Owner Trust
6.00%, 9/15/2039 (a)	1,000	160
			0.61%, 9/25/2036 (a)	1,500	446
CS First Boston Mortgage Securities Corp
			Indymac Index Mortgage Loan Trust
8.09%, 9/15/2041 (a)	1,025	1,020
			0.67%, 4/25/2035 (a)	127	54
Fannie Mae
			0.74%, 8/25/2035 (a)	325	118
0.74%, 2/25/2018 (a)	66	66
			0.62%, 1/25/2037 (a)	1,460	506
0.74%, 3/25/2018 (a)	375	371
			0.68%, 6/25/2037 (a)(b)	3,697	1,577
0.69%, 11/25/2022 (a)	91	90
			JP Morgan Alternative Loan Trust
0.64%, 1/25/2023 (a)	89	88
			0.59%, 3/25/2037 (a)	1,460	236
0.84%, 2/25/2028 (a)(c)	173	172
			JP Morgan Chase Commercial Mortgage
0.74%, 2/25/2032 (a)	80	79	Securities Corp
0.69%, 3/25/2035 (a)	200	195	5.63%, 6/12/2041 (a)	1,000	434
Fannie Mae Grantor Trust			JP Morgan Mortgage Trust
0.79%, 5/25/2035 (a)(b)	79	68	5.30%, 7/25/2035 (a)	642	575
Fannie Mae Whole Loan			5.82%, 6/25/2036 (a)	300	147
0.59%, 5/25/2035 (a)	85	83	5.79%, 1/25/2037 (a)	716	418
0.64%, 5/25/2035 (a)	97	85	LB-UBS Commercial Mortgage Trust
0.69%, 6/25/2044 (a)(c)	22	22	5.59%, 6/15/2031	390	382
0.89%, 2/25/2047 (a)	78	76	Lehman XS Trust
Freddie Mac			0.66%, 6/25/2047 (a)	3,646	1,264
0.75%, 5/15/2017 (a)	355	352	Merrill Lynch Alternative Note Asset Trust
0.75%, 2/15/2018 (a)	372	367	0.65%, 4/25/2037 (a)(b)	5,000	683
0.75%, 6/15/2018 (a)	383	380	Merrill Lynch/Countrywide Commercial
			Mortgage Trust
0.70%, 3/15/2023 (a)	230	227
			0.59%, 7/12/2046 (a)(b)(d)	16,906	137
0.90%, 6/15/2023 (a)	102	101
			Morgan Stanley Capital I
0.80%, 2/15/2030 (a)	35	36	1.05%, 12/20/2046 (a)(b)(d)	200	3

See accompanying notes

259

Schedule of Investments
Inflation Protection Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Special Purpose Entity (continued)
Residential Accredit Loans Inc			Williams Cos Inc Credit Linked Certificate
0.59%, 2/25/2037 (a)	$ 2,797 $	820	Trust/The
0.63%, 7/25/2037 (a)(b)	926	406	4.42%, 5/ 1/2009 (a)(d)	$ 500 $	500

Structured Adjustable Rate Mortgage Loan Trust					1,741

1.14%, 8/25/2034 (a)(b)	1,229	49	Telecommunication Services (0.08%)
Structured Asset Mortgage Investments Inc			Telcordia Technologies Inc
0.67%, 5/25/2045 (a)	727	298	4.88%, 7/15/2012 (a)(b)(d)	440	323
Wachovia Bank Commercial Mortgage Trust
5.35%, 12/15/2043 (a)(b)(d)	27,482	470	Telephone - Integrated (0.10%)
4.52%, 5/15/2044	2,680	2,503	Sprint Nextel Corp
WaMu Mortgage Pass Through Certificates			1.63%, 6/28/2010 (a)	400	372

1.08%, 12/25/2027 (a)(b)	836	641	TOTAL BONDS	$ 60,270

5.93%, 9/25/2036 (a)	149	110
			U.S. GOVERNMENT & GOVERNMENT AGENCY
6.06%, 9/25/2036 (a)	174	128
			OBLIGATIONS (85.24%)
0.98%, 7/25/2044 (a)	82	35	Federal National Mortgage Association (FNMA) (0.47%)
0.81%, 1/25/2045 (a)	180	40	5.38%, 4/ 1/2033 (a)	224	229
0.82%, 11/25/2045 (a)(b)(c)	626	479	4.69%, 7/ 1/2033 (a)	345	349
0.66%, 8/25/2046 (a)	937	588	4.86%, 3/ 1/2034 (a)	190	194
Washington Mutual Alternative Mortgage			3.22%, 9/ 1/2034 (a)	308	312
Pass-Through Certificates
			4.27%, 5/ 1/2035 (a)	258	263
0.72%, 6/25/2046 (a)	662	97
			5.28%, 11/ 1/2035 (a)	448	460

0.62%, 1/25/2047 (a)	3,311	634

					1,807

		27,156

			U.S. Treasury Inflation-Indexed Obligations (84.77%)
Multimedia (0.53%)
			4.25%, 1/15/2010	3,569	3,647
Time Warner Inc
1.46%, 11/13/2009 (a)(c)	2,050	2,036	0.88%, 4/15/2010	2,884	2,860
			3.38%, 1/15/2012	3,938	4,174
Pipelines (0.31%)			2.00%, 4/15/2012	16,166	16,565
Rockies Express Pipeline LLC			3.00%, 7/15/2012	3,977	4,198
5.10%, 8/20/2009 (a)(d)	720	720	0.63%, 4/15/2013 (f)	17,734	17,424
Williams Cos Inc			2.00%, 1/15/2014	20,286	20,667
3.21%, 10/ 1/2010 (a)(d)	500	470	1.25%, 4/15/2014	6,267	6,296

		1,190	2.00%, 7/15/2014	30,535	31,174

Regional Banks (0.84%)			1.63%, 1/15/2015	7,223	7,187
BAC Capital Trust XIII			1.88%, 7/15/2015	20,727	20,948
1.72%, 3/15/2043 (a)	4,000	1,035	2.00%, 1/15/2016	8,547	8,697
Capital One Financial Corp			2.50%, 7/15/2016	3,147	3,318
1.57%, 9/10/2009 (a)(c)	1,900	1,851	2.38%, 1/15/2017	4,298	4,499
Fleet Capital Trust II			2.63%, 7/15/2017	10,960	11,741
7.92%, 12/11/2026 (b)	500	295

			1.63%, 1/15/2018	18,100	18,009
		3,181

			1.38%, 7/15/2018	9,624	9,383
Rental - Auto & Equipment (0.17%)			2.13%, 1/15/2019	18,941	19,770
Erac USA Finance Co			2.38%, 1/15/2025 (f)	9,569	9,488
1.51%, 8/28/2009 (a)(b)(c)(d)	660	641	2.00%, 1/15/2026	14,433	13,513
			2.38%, 1/15/2027 (f)	12,474	12,314
Special Purpose Entity (0.46%)
			1.75%, 1/15/2028	36,392	32,742
Sirens BV
3.09%, 4/13/2012 (a)(b)(d)(e)	2,000	1,241	3.63%, 4/15/2028	4,920	5,679
			2.50%, 1/15/2029 (f)	26,774	27,250
			3.88%, 4/15/2029 (g)	8,074	9,694

See accompanying notes

260

Schedule of Investments Inflation Protection Fund April 30, 2009 (unaudited)

			Portfolio Summary (unaudited)

	Principal
			Sector	Percent

	Amount	Value
	(000's)	(000's)	Government	84.77%

			Mortgage Securities	7.65%
U.S. GOVERNMENT & GOVERNMENT AGENCY			Financial	3.69%
OBLIGATIONS (continued)			Asset Backed Securities	3.16%
U.S. Treasury Inflation-Indexed Obligations			Communications	0.98%
(continued)			Utilities	0.95%
3.38%, 4/15/2032	$ 1,118 $	1,337	Consumer, Non-cyclical	0.87%

		322,574	Energy	0.31%
			Liabilities in Excess of Other Assets, Net	(2.38%)

TOTAL U.S. GOVERNMENT & GOVERNMENT			TOTAL NET ASSETS	100.00%

AGENCY OBLIGATIONS	$ 324,381

			Other Assets Summary (unaudited)

SHORT TERM INVESTMENTS (1.30%)
Repurchase Agreements (1.30%)			Asset Type	Percent

Morgan Stanley Repurchase Agreement;			Futures	15.89%
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by U.S. Treasury Bills;
$5,038,000; 0.31% - 0.71%; dated
10/29/09 - 04/08/10) (c)	$ 4,939$	4,939

TOTAL SHORT TERM INVESTMENTS	$ 4,939

Total Investments	$ 389,590
Liabilities in Excess of Other Assets, Net - (2.38)%		(9,074)

TOTAL NET ASSETS - 100.00%	$ 380,516

(a)	Variable Rate. Rate shown is in effect at April 30, 2009.
(b) Security is Illiquid
(c)	Security was purchased with the cash proceeds from securities loans.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $7,647 or 2.01% of net assets.
(e)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,241 or 0.33% of net assets.
(f)	Security or a portion of the security was on loan at the end of the period.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,471 or 0.39% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 5,364
Unrealized Depreciation		(56,326)

Net Unrealized Appreciation (Depreciation)		(50,962)
Cost for federal income tax purposes		440,552
All dollar amounts are shown in thousands (000's)

See accompanying notes

261

	Schedule of Investments
	Inflation Protection Fund
	April 30, 2009 (unaudited)

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

US 10 Year Note; June 2009	Buy	153	$ 18,559	$ 18,503	$ (56)
US 5 Year Note; June 2009	Buy	170	19,880	19,914	34
US Long Bond; June 2009	Buy	180	22,635	22,061	(574)
All dollar amounts are shown in thousands (000's)

See accompanying notes

262

     Schedule of Investments International Emerging Markets Fund

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (92.37%)			COMMON STOCKS (continued)
Agricultural Operations (0.37%)			Cellular Telecommunications (5.47%)
Golden Agri-Resources Ltd	12,883,000$	3,220	Advanced Info Service PCL (a)	1,164,000$	2,606
			America Movil SAB de CV ADR	403,274	13,247
Airlines (0.78%)			China Mobile Ltd	1,811,962	15,735
Air China Ltd	5,532,000	2,627	Empresa Nacional de Telecomunicaciones SA	305,651	3,599
Turk Hava Yollari Anonium Ortakligi (a)	863,470	4,236	MTN Group Ltd	349,366	4,580

		6,863	SK Telecom Co Ltd	15,422	2,206

Airport Development & Maintenance (0.44%)			Tim Participacoes SA	845,494	1,414
Beijing Capital International Airport Co Ltd	6,032,000	3,853	Vimpel-Communications ADR	293,438	2,764
			Vivo Participacoes SA ADR	120,657	1,925

Apparel Manufacturers (0.31%)					48,076

Youngone Corp	353,230	2,706
			Coal (0.89%)
Applications Software (0.47%)			Banpu Public Co Ltd (a)	203,500	1,644
Check Point Software Technologies Ltd (a)	176,881	4,098	Tambang Batubara Bukit Asam Tbk PT	4,345,000	3,899
			Yanzhou Coal Mining Co Ltd	2,446,354	2,314

Auto - Car & Light Trucks (0.38%)					7,857

Hyundai Motor Co	62,637	3,344
			Coatings & Paint (0.24%)
			KCC Corp	7,605	2,110
Auto - Medium & Heavy Duty Trucks (0.25%)
Mahindra & Mahindra Ltd (b)	211,337	2,236
			Commercial Banks (14.28%)
			ABSA Group Ltd	498,436	5,795
Auto/Truck Parts & Equipment - Original (0.84%)
			Axis Bank Ltd	362,730	4,040
Hyundai Mobis	96,465	7,383
			Banco do Brasil SA	583,336	4,997
Batteries & Battery Systems (0.36%)			Bangkok Bank Public Co (a)	1,215,500	2,954
Simplo Technology Co Ltd	815,000	3,117	Bank Mandiri Tbk PT	16,094,465	4,219
			Bank of China Ltd	39,701,000	14,856
Brewery (1.25%)			Bank of India	1,181,699	5,552
Cia Cervecerias Unidas SA	383,957	2,277	Bank Rakyat Indonesia	11,875,000	6,507
Cia de Bebidas das Americas ADR	153,772	8,670	China Construction Bank Corp	18,777,778	10,952

		10,947	Credicorp Ltd	98,343	4,919

Building - Heavy Construction (0.36%)			Daegu Bank	372,760	2,560
Daewoo Engineering & Construction Co Ltd	363,600	3,188	ICICI Bank Ltd ADR	101,353	2,091
			Industrial and Commercial Bank of China Ltd	27,136,000	15,616
Building - Residential & Commercial (0.81%)			Itau Unibanco Banco Multiplo SA ADR	274,919	3,775
Corp GEO SAB de CV (a)	3,402,700	4,436	Komercni Banka AS	23,348	3,164
Gafisa SA	301,476	2,639	Powszechna Kasa Oszczednosci Bank Polski

		7,075	SA	525,912	4,225

			Siam Commercial Bank Public (a)(b)	801,000	1,368
Building & Construction - Miscellaneous (0.19%)
			Standard Bank Group Ltd	452,250	4,406
China Communications Construction Co Ltd	1,389,000	1,674
			State Bank of India Ltd	109,660	6,141
Building Products - Cement & Aggregate (1.67%)			Taiwan Cooperative Bank (a)	8,170,000	4,434
Anhui Conch Cement Co Ltd	780,000	5,228	Turkiye Halk Bankasi AS	1,167,653	4,086
Cemex SAB de CV (a)	2,223,162	1,643	Turkiye Vakiflar Bankasi Tao	6,257,473	7,078
Pretoria Portland Cement Co Ltd	703,980	2,723	VTB Bank OJSC	900,449	1,657

Taiwan Cement Corp	5,344,000	5,106			125,392

		14,700	Computer Services (0.48%)

Casino Hotels (0.56%)			Infosys Technologies Ltd ADR	136,025	4,191
Resorts World Bhd	7,195,600	4,891
			Computers (2.38%)
			Acer Inc	2,604,036	4,984
See accompanying notes

263

     Schedule of Investments International Emerging Markets Fund

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computers (continued)			Electronic Components - Semiconductors (3.77%)
Compal Electronics Inc	6,382,000 $	5,422	MediaTek Inc	413,000 $	4,302
HTC Corp	437,000	5,919	Samsung Electronics Co Ltd	62,447	28,814

Quanta Computer Inc	3,054,000	4,562			33,116

		20,887

			Electronic Measurement Instruments (0.00%)
Computers - Peripheral Equipment (0.30%)			Chroma Ate Inc	138	-
Lite-On Technology Corp	3,318,000	2,659
			Engineering - Research & Development Services (0.26%)
Cosmetics & Toiletries (0.33%)			Larsen & Toubro Ltd (b)	123,316	2,306
Natura Cosmeticos SA	246,900	2,933
			Enterprise Software & Services (0.01%)
Diversified Financial Services (2.33%)			Totvs SA	2,814	76
China Development Financial Holding Corp	10,699,000	2,734
Hana Financial Group Inc	342,510	5,900	Feminine Health Care Products (0.20%)
Intergroup Financial Services Corp	117,824	1,060	Hengan International Group Co Ltd	429,000	1,796
Korea Investment Holdings Co Ltd	81,840	2,073
			Finance - Credit Card (0.93%)
SinoPac Financial Holdings Co Ltd	8,413,000	2,213
			Redecard SA	645,700	8,127
Yuanta Financial Holding Co Ltd (a)	10,993,000	6,448

		20,428	Finance - Investment Banker & Broker (0.35%)

Diversified Manufacturing Operations (0.39%)			Daishin Securities Co Ltd	108,500	1,509
Doosan Corp	34,131	3,405	KGI Securities Co Ltd	4,416,000	1,596

					3,105

Diversified Minerals (0.65%)
			Food - Miscellaneous/Diversified (0.73%)
Anglo American PLC	255,137	5,680
			Nong Shim Co Ltd	15,335	2,582
Diversified Operations (1.96%)			Tiger Brands Ltd	242,097	3,788

Alfa SAB de CV	483,676	839			6,370

GS Holdings Corp	89,850	2,157	Food - Retail (0.85%)
Guangdong Investment Ltd	2,658,000	1,104	Cia Brasileira de Distribuicao Grupo Pao de
LG Corp	116,829	5,163	Acucar ADR	108,863	3,515
Shanghai Industrial Holdings Ltd	2,298,000	7,917	Shoprite Holdings Ltd	651,079	3,927

		17,180			7,442

Electric - Generation (0.56%)			Gas - Distribution (0.87%)
Huaneng Power International Inc	7,254,000	4,961	Beijing Enterprises Holdings Ltd	1,173,500	5,186
			Korea Gas Corp	72,815	2,423

Electric - Integrated (2.03%)					7,609

Centrais Eletricas Brasileiras SA (a)	273,614	3,528
			Gold Mining (1.19%)
Cia Paranaense de Energia	280,400	3,507
			Gold Fields Ltd	464,262	4,844
Enersis SA ADR	268,874	4,030
			Harmony Gold Mining Co Ltd (a)	306,339	2,858
Reliance Infrastructure Ltd	206,306	2,867
			Zijin Mining Group Co Ltd	3,512,000	2,719

Tenaga Nasional BHD	1,902,700	3,928

					10,421

		17,860

			Import & Export (0.40%)
Electric Products - Miscellaneous (0.88%)
			Hyosung Corp	55,847	3,482
LG Electronics Inc	93,185	7,699
			Internet Application Software (0.91%)
Electronic Components - Miscellaneous (0.91%)
			Tencent Holdings Ltd	899,305	8,007
AU Optronics Corp	2,451,000	2,538
Hon Hai Precision Industry Co Ltd	1,004,935	2,905	Internet Content - Entertainment (0.24%)
LG Display Co Ltd	103,570	2,527	Shanda Interactive Entertainment Ltd ADR (a)	43,792	2,095

		7,970

See accompanying notes

264

     Schedule of Investments International Emerging Markets Fund

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Life & Health Insurance (2.15%)			Oil Refining & Marketing (2.00%)
Cathay Financial Holding Co Ltd	1,566,000 $	1,754	Reliance Industries Ltd	197,081 $	7,114
China Life Insurance Co Ltd/Taiwan (a)	280	-	SK Holdings Co Ltd	69,118	6,411
China Life Insurance Co Ltd	3,447,000	12,164	S-Oil Corp	45,464	2,123
Sanlam Ltd	2,646,008	4,969	Tupras-Turkiye Petrol Rafinerileri AS	191,127	1,911

		18,887			17,559

Machinery - General Industry (0.25%)			Paper & Related Products (0.37%)
STX Engine Co Ltd	88,630	2,183	Kimberly-Clark de Mexico SAB de CV	892,100	3,253

Medical - Drugs (0.88%)			Petrochemicals (0.74%)
China Pharmaceutical Group Ltd	9,538,000	4,787	Honam Petrochemical Corp	61,523	3,668
Cipla Ltd/India	609,660	2,934	LG Chem Ltd	17,106	1,887

		7,721	PTT Chemical PLC (a)(b)	819,300	975

					6,530

Medical - Generic Drugs (1.26%)
Teva Pharmaceutical Industries Ltd ADR	251,256	11,028	Platinum (0.93%)
			Impala Platinum Holdings Ltd	422,998	8,185
Metal - Copper (0.78%)
Antofagasta PLC	592,040	5,168	Property & Casualty Insurance (0.69%)
Sterlite Industries India Ltd ADR	202,844	1,722	Hyundai Marine & Fire Insurance Co Ltd	374,040	4,329

		6,890	PICC Property & Casualty Co Ltd	3,036,000	1,736

					6,065

Metal - Diversified (0.79%)
KGHM Polska Miedz SA	170,769	3,031	Public Thoroughfares (0.37%)
MMC Norilsk Nickel ADR	470,691	3,883	Zhejiang Expressway Co Ltd	3,754,000	3,231

		6,914

			Real Estate Operator & Developer (0.47%)
Metal Processors & Fabrication (0.22%)
			Africa Israel Investments Ltd	23,178	364
TK Corp	70,879	1,950
			Rossi Residencial SA	186,243	656
			Shimao Property Holdings Ltd	2,785,000	3,137

Multi-Line Insurance (0.56%)
Ping An Insurance Group Co of China Ltd	788,225	4,933			4,157

			Retail - Apparel & Shoe (0.66%)
Non-Ferrous Metals (0.41%)			Truworths International Ltd	1,438,923	5,778
Korea Zinc Co Ltd	33,726	3,641
			Retail - Convenience Store (0.37%)
Oil - Field Services (0.29%)			President Chain Store Corp	1,364,000	3,279
China Oilfield Services Ltd	3,100,000	2,564
			Retail - Hypermarkets (0.25%)
Oil Company - Exploration & Production (2.48%)			Magnit OAO (a)	279,484	2,222
CNOOC Ltd	6,505,000	7,294
Gazprom OAO (a)(b)(c)	23,609	1,044	Retail - Major Department Store (0.21%)
Gazprom OAO (a)	759,137	13,437	Lotte Shopping Co Ltd	10,707	1,869

		21,775

			Retail - Miscellaneous/Diversified (0.13%)
Oil Company - Integrated (9.20%)
			Dufry South America Ltd (a)	137,709	1,140
China Petroleum & Chemical Corp	16,874,000	13,238
LUKOIL ADR	271,112	11,961	Rubber - Tires (0.24%)
PetroChina Co Ltd	4,550,293	4,028	Cheng Shin Rubber Industry Co Ltd (a)	1,381,000	2,077
Petroleo Brasileiro SA ADR	1,046,814	35,141
Rosneft Oil Co	2,153,929	11,308	Semiconductor Component - Integrated Circuits (3.09%)
Sasol Ltd	167,564	5,106	Advanced Semiconductor Engineering Inc (a)	6,649,000	3,578

		80,782	Siliconware Precision Industries Co (a)	1,405,000	1,763

			Taiwan Semiconductor Manufacturing Co Ltd	12,230,341	20,413

See accompanying notes

265

     Schedule of Investments International Emerging Markets Fund

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			PREFERRED STOCKS (4.92%)
Semiconductor Component - Integrated			Commercial Banks (1.14%)
Circuits (continued)			Banco Itau Holding Financeira SA	718,845 $	9,983
Transcend Information Inc	506,000 $	1,391

		27,145	Diversified Minerals (2.35%)

Shipbuilding (0.75%)			Cia Vale do Rio Doce	1,470,830	20,655
Hyundai Heavy Industries	12,472	2,236
			Electric - Distribution (0.18%)
Samsung Heavy Industries Co Ltd	183,370	4,345

			Eletropaulo Metropolitana Eletricidade de
		6,581	Sao Paulo SA	123,724	1,614

Steel - Producers (2.09%)
China Steel Corp (a)	4,382,000	3,392	Investment Companies (0.49%)
Evraz Group SA (b)	213,552	2,808	Bradespar SA (a)	343,200	4,286
Jindal Steel & Power Ltd	134,455	4,380	Lereko Mobility Pty Ltd (a)	4,384	17

POSCO ADR	101,339	7,800			4,303

		18,380	Steel - Producers (0.76%)

Steel Pipe & Tube (0.24%)			Usinas Siderurgicas de Minas Gerais SA	450,986	6,690

Confab Industrial SA	965,930	1,699	TOTAL PREFERRED STOCKS	$ 43,245

OAO TMK	53,891	383		Principal

		2,082		Amount	Value

				(000's)	(000's)

Telecommunication Services (1.77%)
China Communications Services Corp Ltd	4,334,000	2,572	REPURCHASE AGREEMENTS (2.54%)
			Diversified Banking Institutions (2.54%)
Digi.Com BHD	189,891	1,190
			Investment in Joint Trading Account; Bank
Indosat Tbk PT	4,104,072	2,171
			of America Repurchase Agreement; 0.15%
Telefonica O2 Czech Republic AS	203,708	4,392	dated 04/30/09 maturing 05/01/09
Telekomunikasi Indonesia Tbk PT	7,064,500	5,239	(collateralized by Sovereign Agency

		15,564	Issues; $7,591,000; 0.00% - 5.87%; dated

			09/11/09 - 01/22/37)	$ 7,442$	7,442
Telephone - Integrated (2.20%)			Investment in Joint Trading Account;
Bezeq Israeli Telecommunication Corp Ltd	2,386,560	3,755	Deutsche Bank Repurchase Agreement;
KT Corp	47,940	1,399	0.15% dated 04/30/09 maturing 05/01/09
			(collateralized by Sovereign Agency
Philippine Long Distance Telephone Co	91,190	4,120
			Issues; $7,591,000; 0.93% - 5.00%; dated
Rostelecom ADR	53,729	2,942	03/30/10 - 01/08/14)	7,442	7,442
Tele Norte Leste Participacoes SA (a)	57,723	905	Investment in Joint Trading Account;
Telefonos de Mexico SAB de CV ADR	199,147	3,186	Morgan Stanley Repurchase Agreement;
Telkom SA Ltd	239,041	3,028	0.12% dated 04/30/09 maturing 05/01/09

			(collateralized by Sovereign Agency
		19,335	Issues; $7,591,000; 1.00% - 7.125%; dated

Tobacco (1.03%)			05/04/09 - 02/15/30)	7,442	7,442

ITC Ltd	1,034,694	3,906			22,326

KT&G Corp	46,903	2,581	TOTAL REPURCHASE AGREEMENTS	$ 22,326

Souza Cruz SA (a)	119,400	2,542

			Total Investments	$ 876,725
		9,029

			Other Assets in Excess of Liabilities, Net - 0.17%		1,450

Transport - Marine (0.26%)			TOTAL NET ASSETS - 100.00%	$ 878,175

Hanjin Shipping Co Ltd	151,760	2,307

Water (0.08%)
Cia de Saneamento Basico do Estado de Sao
Paulo (a)	48,486	690

Wireless Equipment (0.33%)
Gemtek Technology Corp	1,854,000	2,893

TOTAL COMMON STOCKS

$ 811,154

See accompanying notes

266

Schedule of Investments International Emerging Markets Fund

April 30, 2009 (unaudited)

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $10,737 or 1.22% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,044 or 0.12% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 86,988
Unrealized Depreciation	(155,130)

Net Unrealized Appreciation (Depreciation)	(68,142)
Cost for federal income tax purposes	944,867
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent

Korea, Republic Of	15.94%
Brazil	14.80%
China	13.59%
Taiwan, Province Of China	11.33%
South Africa	6.83%
Russian Federation	5.87%
India	5.63%
Hong Kong	5.35%
Mexico	3.03%
United States	2.54%
Indonesia	2.51%
Israel	2.19%
Turkey	1.97%
United Kingdom	1.23%
Malaysia	1.14%
Chile	1.13%
Thailand	1.09%
Czech Republic	0.86%
Poland	0.83%
Peru	0.68%
Philippines	0.47%
Singapore	0.37%
Luxembourg	0.32%
Bermuda	0.13%
Other Assets in Excess of Liabilities, Net	0.17%

TOTAL NET ASSETS	100.00%

See accompanying notes

267

Schedule of Investments International Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (94.73%)			COMMON STOCKS (continued)
Advertising Services (0.54%)			Building - Residential & Commercial (0.07%)
Aegis Group PLC	4,371,150 $	5,901	Sekisui House Ltd	91,000 $	782

Aerospace & Defense (0.39%)			Building & Construction - Miscellaneous (0.80%)
BAE Systems PLC	819,200	4,342	Bilfinger Berger AG	21,500	1,023
			Bouygues SA	125,100	5,383
Airlines (0.28%)			Kajima Corp	356,000	1,025
All Nippon Airways Co Ltd	260,000	949	Obayashi Corp	287,000	1,408

Qantas Airways Ltd	1,487,100	2,140			8,839

		3,089

			Building & Construction Products -
Airport Development & Maintenance (0.22%)			Miscellaneous (0.25%)
Macquarie Airports	1,796,724	2,363	Cie de Saint-Gobain	77,200	2,801

Apparel Manufacturers (0.16%)			Building Products - Air & Heating (0.22%)
Billabong International Ltd	232,200	1,772	Daikin Industries Ltd	91,000	2,441

Applications Software (0.07%)			Building Products - Cement & Aggregate (0.69%)
Works Applications Co Ltd	1,710	780	CRH PLC	259,914	6,782
			CRH PLC	3,214	84
Athletic Footwear (0.04%)			James Hardie Industries NV	206,000	689

Puma AG Rudolf Dassler Sport	2,300	493			7,555

Audio & Video Products (0.70%)			Building Products - Doors & Windows (0.20%)
Sony Corp	301,600	7,737	Asahi Glass Co Ltd	366,000	2,175

Auto - Car & Light Trucks (3.78%)			Capacitors (0.01%)
Bayerische Motoren Werke AG	113,700	3,937	Mitsumi Electric Co Ltd	7,100	117
Daimler AG	141,300	5,048
			Cellular Telecommunications (2.04%)
Honda Motor Co Ltd	242,000	6,981
			NTT DoCoMo Inc	2,500	3,473
Peugeot SA	72,300	1,688
			Vodafone Group PLC	10,254,975	18,918

Toyota Motor Corp	471,000	18,387
					22,391

Volkswagen AG	12,200	3,869
Volkswagen AG	25,600	1,606	Chemicals - Diversified (1.61%)

		41,516	Akzo Nobel NV	70,400	2,971

			BASF SE	131,700	4,991
Auto/Truck Parts & Equipment - Original (0.54%)
			Bayer AG	65,000	3,229
Denso Corp	128,100	3,000
			Johnson Matthey PLC	145,300	2,592
Sumitomo Electric Industries Ltd	307,000	2,970

			Koninklijke DSM NV	90,700	2,834
		5,970

			Mitsubishi Gas Chemical Co Inc	222,000	1,029

Beverages - Wine & Spirits (0.52%)					17,646

Diageo PLC	472,800	5,686
			Chemicals - Other (0.11%)
Brewery (0.91%)			Kingboard Chemical Holdings Ltd	480,000	1,177
Anheuser-Busch InBev NV	200,800	6,194
			Chemicals - Specialty (0.88%)
Kirin Holdings Co Ltd	183,000	2,010
			Daicel Chemical Industries Ltd	517,000	2,160
Lion Nathan Ltd	216,100	1,842

			Lonza Group AG	29,615	2,730
		10,046

			Tokyo Ohka Kogyo Co Ltd	94,600	1,592
Building - Heavy Construction (0.17%)			Umicore	161,400	3,199

Acciona SA	18,100	1,870			9,681

See accompanying notes

268

Schedule of Investments International Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Circuit Boards (0.17%)			Diversified Banking Institutions (6.18%)
Ibiden Co Ltd	65,900$	1,911	Barclays PLC	1,465,300 $	6,102
			BNP Paribas	266,300	14,182
Commercial Banks (5.56%)			Deutsche Bank AG	187,400	9,967
Banco Bilbao Vizcaya Argentaria SA	640,456	7,016	HSBC Holdings PLC	2,655,908	18,879
Banco Espirito Santo SA	266,700	1,313	Mitsubishi UFJ Financial Group Inc	2,332,000	12,651
Banco Santander SA	367,100	3,531	Societe Generale	117,700	6,099

Bank of East Asia Ltd	961,200	2,307			67,880

BOC Hong Kong Holdings Ltd	514,000	734
			Diversified Manufacturing Operations (1.08%)
Commonwealth Bank of Australia	270,000	6,889
			Invensys PLC	358,400	1,058
Danske Bank A/S	156,575	1,745
			Siemens AG	160,800	10,759

DnB NOR ASA	1,071,100	6,811
					11,817

Intesa Sanpaolo SpA	2,459,700	7,933
National Australia Bank Ltd	336,000	5,038	Diversified Minerals (1.22%)
Shizuoka Bank Ltd/The	222,000	1,990	BHP Billiton Ltd	287,100	6,942
Standard Chartered PLC	124,100	1,942	BHP Billiton PLC	307,700	6,482

Sumitomo Mitsui Financial Group Inc	95,100	3,279			13,424

United Overseas Bank Ltd	507,000	3,938	Diversified Operations (0.61%)
Westpac Banking Corp	284,400	3,968	GEA Group AG	123,100	1,598
Wing Hang Bank Ltd	442,000	2,629	Hutchison Whampoa Ltd	507,000	3,009

		61,063	LVMH Moet Hennessy Louis Vuitton SA	28,060	2,131

Commercial Services - Finance (0.16%)					6,738

Experian PLC	261,600	1,742	Diversified Operations & Commercial Services (0.27%)
			Brambles Ltd	688,307	2,961
Computer Data Security (0.28%)
Gemalto NV (a)	96,800	3,067	E-Commerce - Services (0.20%)
			Rakuten Inc	4,421	2,233
Computer Software (0.02%)
Playtech Ltd	26,100	177	Electric - Integrated (4.37%)
			E.ON AG	450,760	15,178
Computers (0.01%)
			EDF SA	49,100	2,294
Wincor Nixdorf AG	1,750	88
			Edison SpA	988,100	1,257
Computers - Integrated Systems (0.22%)			Energias de Portugal SA	1,304,800	4,772
Fujitsu Ltd	552,000	2,351	HongKong Electric Holdings	621,500	3,673
Otsuka Corp	1,900	70	Iberdrola SA	1,071,100	8,503

		2,421	International Power PLC	1,097,600	4,035

			Scottish & Southern Energy PLC	121,800	1,996
Computers - Memory Devices (0.24%)
			Tokyo Electric Power Co Inc/The	268,600	6,292

TDK Corp	58,000	2,617
					48,000

Consulting Services (0.18%)			Electronic Components - Miscellaneous (0.40%)
Serco Group PLC	360,500	1,959	Hoya Corp	120,800	2,079
			Nippon Electric Glass Co Ltd	130,000	1,041
Containers - Metal & Glass (0.12%)			Nissha Printing Co Ltd	43,000	1,251

Toyo Seikan Kaisha Ltd	79,000	1,303			4,371

Cosmetics & Toiletries (0.23%)			Electronic Components - Semiconductors (0.52%)
Kao Corp	73,000	1,370	Q-Cells SE	65,170	1,370
Unicharm Corp	17,100	1,191	Rohm Co Ltd	29,800	1,822

		2,561	Solarworld AG	90,150	2,511

					5,703

See accompanying notes

269

Schedule of Investments International Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Measurement Instruments (0.27%)			Food - Retail (continued)
Keyence Corp	16,730 $	2,947	J Sainsbury PLC	349,100 $	1,707
			Koninklijke Ahold NV	573,700	6,324
Energy - Alternate Sources (0.35%)			Tesco PLC	706,800	3,526
EDP Renovaveis SA (a)	133,700	1,097	WM Morrison Supermarkets PLC	738,000	2,694
Renewable Energy Corp AS (a)	297,200	2,739	Woolworths Ltd	181,393	3,522

		3,836			24,780

Enterprise Software & Services (0.71%)			Gambling (Non-Hotel) (0.36%)
Autonomy Corp PLC (a)	249,100	5,273	William Hill PLC	1,217,200	3,953
Aveva Group PLC	10,400	87
SAP AG	63,300	2,406	Gas - Distribution (1.00%)

		7,766	Osaka Gas Co Ltd	1,586,000	5,033

			Tokyo Gas Co Ltd	1,581,000	5,996

Entertainment Software (0.29%)
UBISOFT Entertainment (a)	159,800	3,150			11,029

			Gold Mining (0.52%)
Finance - Consumer Loans (0.21%)			Lihir Gold Ltd (a)	1,706,900	3,721
Promise Co Ltd	173,500	2,284	Newcrest Mining Ltd	90,700	1,974

					5,695

Finance - Credit Card (0.06%)
Credit Saison Co Ltd	63,700	708	Harbor Transportation Services (0.13%)
			Kamigumi Co Ltd	228,000	1,459
Finance - Investment Banker & Broker (0.62%)
Macquarie Group Ltd	39,200	954	Hotels & Motels (0.39%)
Mediobanca SpA	159,900	1,857	Accor SA	81,600	3,479
Nomura Holdings Inc	675,600	4,035	Intercontinental Hotels Group PLC	81,600	781

		6,846			4,260

Finance - Leasing Company (0.13%)			Human Resources (0.24%)
ORIX Corp	30,000	1,402	Adecco SA	66,535	2,636

Finance - Other Services (0.73%)			Import & Export (0.92%)
ASX Ltd	70,500	1,676	ITOCHU Corp	417,000	2,224
Man Group PLC	1,315,012	4,932	Mitsui & Co Ltd	335,000	3,526
Singapore Exchange Ltd	324,000	1,372	Sumitomo Corp	503,000	4,351

		7,980			10,101

Fisheries (0.07%)			Industrial Gases (0.59%)
Toyo Suisan Kaisha Ltd	40,000	780	Linde AG	81,321	6,490

Food - Catering (0.68%)			Investment Companies (0.22%)
Compass Group PLC	433,600	2,078	Investor AB	163,900	2,394
Sodexo	112,300	5,422

			Investment Management & Advisory Services (0.11%)
		7,500

			Aberdeen Asset Management PLC	619,900	1,215
Food - Miscellaneous/Diversified (2.59%)
Danone	62,400	2,983	Leisure & Recreation Products (0.22%)
Kerry Group PLC	105,700	2,168	Sega Sammy Holdings Inc	269,000	2,422
Nestle SA	688,749	22,545
Nissin Foods Holdings Co Ltd	29,700	804	Life & Health Insurance (1.28%)

		28,500	AMP Ltd	653,100	2,463

			Aviva PLC	377,900	1,764
Food - Retail (2.25%)
			Prudential PLC	931,700	5,420
Carrefour SA	90,900	3,715
			Sony Financial Holdings Inc	918	2,876
Casino Guichard Perrachon SA	52,300	3,292

See accompanying notes

270

Schedule of Investments International Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Life & Health Insurance (continued)			Multimedia (0.21%)
T&D Holdings Inc	52,000 $	1,540	WPP PLC	331,284 $	2,286

		14,063

			Office Automation & Equipment (0.85%)
Machinery - Electrical (0.28%)
			Canon Inc	159,200	4,762
SMC Corp/Japan	32,000	3,115
			Ricoh Co Ltd	379,000	4,623

					9,385

Machinery - General Industry (0.58%)
Alstom SA	100,300	6,348	Oil - Field Services (0.43%)
			Saipem SpA	219,500	4,754
Machinery - Material Handling (0.05%)
Fuji Machine Manufacturing Co Ltd	60,300	541	Oil Company - Exploration & Production (1.44%)
			Cairn Energy Plc (a)	58,300	1,848
Machinery Tools & Related Products (0.19%)			Oil Search Ltd	1,527,200	5,694
THK Co Ltd	153,700	2,115	Origin Energy Ltd	242,500	2,871
			Tullow Oil PLC	449,600	5,364

Medical - Drugs (6.62%)
					15,777

Actelion Ltd (a)	151,040	6,915
Astellas Pharma Inc	91,000	2,962	Oil Company - Integrated (7.13%)
AstraZeneca PLC	303,800	10,719	BG Group PLC	885,800	14,323
Daiichi Sankyo Co Ltd	265,000	4,447	ENI SpA	533,100	11,603
Kobayashi Pharmaceutical Co Ltd	30,000	973	Galp Energia SGPS SA	443,100	5,921
Miraca Holdings Inc	145,000	2,941	Repsol YPF SA	347,200	6,647
Novartis AG	119,760	4,554	Royal Dutch Shell PLC - A Shares	600,700	13,965
Novo Nordisk A/S	146,350	7,006	Royal Dutch Shell PLC - A Shares	484,700	11,279
Roche Holding AG	140,100	17,737	Royal Dutch Shell PLC - B Shares	309,300	7,124
Sanofi-Aventis SA	135,200	7,830	Total SA	148,700	7,544

Shionogi & Co Ltd	125,000	2,148			78,406

Shire PLC	357,500	4,498	Oil Refining & Marketing (0.18%)

		72,730	Nippon Mining Holdings Inc	426,000	1,935

Medical Products (0.26%)
			Petrochemicals (0.25%)
Cochlear Ltd	38,300	1,383
			Mitsui Chemicals Inc	913,000	2,722
SSL International PLC	214,200	1,510

		2,893

			Photo Equipment & Supplies (0.17%)
Metal - Aluminum (0.11%)			FUJIFILM Holdings Corp	72,300	1,833
Norsk Hydro ASA	271,100	1,218
			Power Converter & Supply Equipment (1.10%)
Metal - Copper (0.27%)			Schneider Electric SA	56,900	4,360
Kazakhmys PLC	374,300	2,962	Vestas Wind Systems A/S (a)	117,475	7,752

					12,112

Metal - Diversified (1.08%)
			Property & Casualty Insurance (1.10%)
Rio Tinto Ltd	104,000	4,870
			Aioi Insurance Co Ltd	253,000	1,108
Rio Tinto PLC	170,300	6,988

			Mitsui Sumitomo Insurance Group Holdings
		11,858

			Inc	134,200	3,640
Multi-Line Insurance (2.54%)			QBE Insurance Group Ltd	215,618	3,415
Allianz SE	52,100	4,800	Sompo Japan Insurance Inc	210,000	1,252
AXA SA	436,700	7,364	Tokio Marine Holdings Inc	101,700	2,676

CNP Assurances	36,200	2,869			12,091

Storebrand ASA	716,000	2,639
			Public Thoroughfares (0.29%)
Zurich Financial Services	54,405	10,210	Atlantia SpA	178,600	3,174

		27,882

See accompanying notes

271

Schedule of Investments International Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Publishing - Books (0.22%)			Retail - Jewelry (0.12%)
Reed Elsevier NV	214,900 $	2,377	Compagnie Financiere Richemont SA	72,994 $	1,317

Real Estate Management & Services (0.32%)			Retail - Major Department Store (0.09%)
Mitsubishi Estate Co Ltd	270,000	3,513	PPR	12,800	990

Real Estate Operator & Developer (0.93%)			Retail - Miscellaneous/Diversified (0.85%)
Cheung Kong Holdings Ltd	239,000	2,489	Seven & I Holdings Co Ltd	186,000	4,196
China Overseas Land & Investment Ltd	1,360,000	2,400	Wesfarmers Ltd	315,357	5,189

Hang Lung Properties Ltd	1,228,000	3,494			9,385

Leopalace21 Corp	123,000	897
			Rubber - Tires (0.39%)
NTT Urban Development Corp	1,187	957	Bridgestone Corp	289,000	4,278

		10,237

Reinsurance (0.89%)			Rubber & Vinyl (0.21%)
Muenchener Rueckversicherungs AG	71,750	9,797	JSR Corp	195,000	2,353

REITS - Diversified (1.15%)			Satellite Telecommunications (0.51%)
Ascendas Real Estate Investment Trust	1,469,333	1,330	SES SA	311,400	5,649
British Land Co PLC	299,900	1,911
			Schools (0.08%)
Unibail-Rodamco	62,800	9,425

			Raffles Education Corp Ltd	2,867,000	842
		12,666

REITS - Office Property (0.19%)			Security Services (0.21%)
Japan Real Estate Investment Corp	157	1,110	Secom Co Ltd	62,500	2,307
Orix JREIT Inc	249	934

		2,044	Semiconductor Component - Integrated Circuits (0.24%)

			NEC Electronics Corp (a)	253,100	2,649
REITS - Shopping Centers (0.53%)
Link REIT/The	711,000	1,387	Soap & Cleaning Products (0.50%)
Westfield Group	573,673	4,474	Reckitt Benckiser Group PLC	138,600	5,468

		5,861

			Steel - Producers (0.78%)
Retail - Apparel & Shoe (0.81%)
			ArcelorMittal	121,200	2,886
Fast Retailing Co Ltd	10,700	1,118
			JFE Holdings Inc	88,700	2,406
Hennes & Mauritz AB	124,700	5,619
			Sumitomo Metal Industries Ltd	1,399,000	3,263

Inditex SA	30,300	1,299
					8,555

Next PLC	37,600	909

		8,945	Steel - Specialty (0.14%)

			Outokumpu OYJ	101,800	1,534
Retail - Building Products (0.18%)
Kingfisher PLC	327,700	902	Telecommunication Services (0.22%)
Shimachu Co Ltd	59,100	1,030	Singapore Telecommunications Ltd	1,428,000	2,469

		1,932

			Telephone - Integrated (3.07%)
Retail - Consumer Electronics (0.08%)
			Belgacom SA	36,300	1,061
Carphone Warehouse Group PLC	420,300	931
			Hellenic Telecommunications Organization
			SA	225,470	3,460
Retail - Convenience Store (0.07%)
Lawson Inc	19,600	759	Koninklijke (Royal) KPN NV	432,000	5,207
			Nippon Telegraph & Telephone Corp	76,900	2,869
Retail - Drug Store (0.15%)			Softbank Corp	331,100	5,204
Matsumotokiyoshi Holdings Co Ltd	94,000	1,626	Telefonica SA	833,800	15,897

					33,698

See accompanying notes

272

Schedule of Investments International Fund I

April 30, 2009 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the fund as of the period end were as follows:
	Held	(000's)

COMMON STOCKS (continued)			Unrealized Appreciation	$ 73,123
Tobacco (0.81%)			Unrealized Depreciation	(285,938)

British American Tobacco PLC	193,200 $	4,684	Net Unrealized Appreciation (Depreciation)	(212,815)
Imperial Tobacco Group PLC	132,000	3,029	Cost for federal income tax purposes	1,258,083
Japan Tobacco Inc	457	1,145	All dollar amounts are shown in thousands (000's)

		8,858

			Portfolio Summary (unaudited)

Tools - Hand Held (0.16%)
			Country	Percent

Makita Corp	79,000	1,806
			Japan	22.61%
			United Kingdom	16.53%
Toys (0.44%)			France	9.95%
Namco Bandai Holdings Inc	95,400	947	Germany	9.15%
Nintendo Co Ltd	14,600	3,895	Switzerland	6.25%

		4,842	Australia	6.07%

			Netherlands	4.80%
Transport - Marine (0.08%)			Spain	4.17%
Iino Kaiun Kaisha Ltd	191,600	931	Italy	2.78%
			Hong Kong	2.12%
			Denmark	1.50%
Transport - Rail (0.70%)			Norway	1.22%
East Japan Railway Co	136,500	7,696	Portugal	1.09%
			Sweden	1.05%
Transport - Services (0.31%)			Finland	1.01%
			Ireland	0.98%
Deutsche Post AG	295,500	3,386
			Belgium	0.95%
			Singapore	0.90%
Web Portals (0.80%)			Papua New Guinea	0.86%
Iliad SA	27,800	2,935	Luxembourg	0.78%
United Internet AG	379,330	3,890	Greece	0.31%
			Virgin Islands, British	0.02%
Yahoo! Japan Corp	7,990	1,994	Other Assets in Excess of Liabilities, Net	4.90%

		8,819	TOTAL NET ASSETS	100.00%

Wireless Equipment (1.19%)			Other Assets Summary (unaudited)

Nokia OYJ	663,200	9,591
			Asset Type	Percent

Telefonaktiebolaget LM Ericsson	394,800	3,484

			Futures	2.91%
		13,075

TOTAL COMMON STOCKS	$ 1,041,134

PREFERRED STOCKS (0.37%)
Medical Products (0.37%)
Fresenius SE	80,315	4,134

TOTAL PREFERRED STOCKS	$ 4,134

Total Investments	$ 1,045,268
Other Assets in Excess of Liabilities, Net - 4.90%		53,803

TOTAL NET ASSETS - 100.00%	$ 1,099,071

(a) Non-Income Producing Security

See accompanying notes

273

Schedule of Investments
International Fund I
April 30, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

eMini MSCI EAFE; June 2009	Buy	550	$ 28,030	$ 31,978	$ 3,948
All dollar amounts are shown in thousands (000's)

See accompanying notes

274

     Schedule of Investments International Growth Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.23%)			COMMON STOCKS (continued)
Advertising Sales (0.38%)			Building & Construction - Miscellaneous
Teleperformance	154,414 $	4,486	(continued)
			Maeda Corp	707,043 $	2,273

Advertising Services (0.29%)					17,312

Groupe Aeroplan Inc	538,477	3,407	Building Products - Cement & Aggregate (0.70%)
			CRH PLC	310,992	8,176
Aerospace & Defense (1.52%)
BAE Systems PLC	1,739,867	9,221	Chemicals - Diversified (2.83%)
Finmeccanica SpA	364,878	5,180	Bayer AG	148,306	7,368
MTU Aero Engines Holding AG	104,307	3,517	Koninklijke DSM NV	132,178	4,130

		17,918	Nissan Chemical Industries Ltd	418,000	3,463

Aerospace & Defense Equipment (0.37%)			Shin-Etsu Chemical Co Ltd	160,000	7,723
Cobham PLC	1,671,408	4,364	Solvay SA	48,184	4,159
			Tokuyama Corp	543,000	3,215
Agricultural Chemicals (0.81%)			Ube Industries Ltd/Japan	1,757,000	3,296

Potash Corp of Saskatchewan (a)	110,900	9,526			33,354

Agricultural Operations (0.32%)			Circuit Boards (0.39%)
Golden Agri-Resources Ltd	15,136,160	3,783	Ibiden Co Ltd	160,100	4,643

Apparel Manufacturers (0.69%)			Commercial Banks (5.96%)
Hermes International	61,205	8,162	Banco Santander SA	280,024	2,694
			Fortis	1,074,202	2,672
Applications Software (0.28%)			Hang Seng Bank Ltd	343,000	3,833
Sage Group PLC	1,210,927	3,323	Oversea-Chinese Banking Corp Ltd	2,113,000	8,392
			Royal Bank of Canada (a)	184,100	6,526
Auto - Car & Light Trucks (1.16%)			Seven Bank Ltd	1,150	2,705
Honda Motor Co Ltd	162,400	4,685	Standard Chartered PLC	871,277	13,637
Nissan Motor Co Ltd	870,400	4,501	Sumitomo Mitsui Financial Group Inc	244,800	8,440
Suzuki Motor Corp	237,300	4,432	Suruga Bank Ltd	415,000	3,522

		13,618	Torinto Dominion Bank (a)	201,300	7,945

Bicycle Manufacturing (0.03%)			United Overseas Bank Ltd	596,000	4,629
Shimano Inc	13,001	381	Westpac Banking Corp	366,620	5,116

					70,111

Brewery (1.58%)
			Commercial Services (0.60%)
Anheuser-Busch InBev NV	341,766	10,543
			Aggreko PLC	457,663	3,913
Foster's Group Ltd	935,013	3,581
			Intertek Group PLC	209,280	3,161

Kirin Holdings Co Ltd	409,000	4,491

					7,074

		18,615

			Commercial Services - Finance (0.46%)
Building - Heavy Construction (0.66%)
			Experian PLC	805,404	5,362
Vinci SA	171,458	7,758
			Computer Data Security (0.36%)
Building - Maintenance & Service (0.25%)
			Gemalto NV (a)	133,412	4,228
Babcock International Group	449,102	2,902
			Computer Services (0.23%)
Building & Construction - Miscellaneous (1.47%)
			Indra Sistemas SA	138,747	2,757
Balfour Beatty PLC	524,447	2,617
Bilfinger Berger AG	69,516	3,307	Computers (0.32%)
Bouygues SA	139,981	6,023	Research in Motion Ltd (a)	54,100	3,737
Hochtief AG	64,376	3,092

See accompanying notes

275

     Schedule of Investments International Growth Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Banking Institutions (0.45%)			Entertainment Software (0.21%)
Mitsubishi UFJ Financial Group Inc	967,200 $	5,247	Capcom Co Ltd	142,400 $	2,458

Diversified Manufacturing Operations (0.96%)			Finance - Investment Banker & Broker (0.42%)
Siemens AG	106,429	7,121	Daiwa Securities Group Inc	957,000	4,959
Smiths Group PLC	383,218	4,158

		11,279	Finance - Other Services (0.69%)

			Hong Kong Exchanges and Clearing Ltd	480,400	5,604
Diversified Minerals (3.64%)
			Osaka Securities Exchange Co Ltd	810	2,562

BHP Billiton Ltd	1,055,003	25,509
					8,166

BHP Billiton PLC	257,830	5,432
Xstrata PLC	1,325,727	11,914	Fisheries (0.26%)

		42,855	Toyo Suisan Kaisha Ltd	158,000	3,079

Diversified Operations (1.04%)			Food - Catering (0.79%)
Exor SpA (a)	105,997	877	Compass Group PLC	1,003,434	4,810
Groupe Bruxelles Lambert SA	56,620	4,117	Sodexo	93,735	4,525

Inmarsat PLC	481,189	3,461			9,335

Noble Group Ltd	4,329,000	3,801

			Food - Miscellaneous/Diversified (3.21%)
		12,256

			Nestle SA	1,154,090	37,777
E-Commerce - Services (0.29%)
Rakuten Inc	6,753	3,410	Food - Retail (3.20%)
			Colruyt SA	23,281	5,306
Electric - Integrated (2.83%)			Koninklijke Ahold NV	881,073	9,713
Enel SpA	968,528	5,296	Metro Inc	102,400	3,175
HongKong Electric Holdings	546,500	3,230	Tesco PLC	672,356	3,354
Iberdrola SA	1,575,727	12,509	WM Morrison Supermarkets PLC	1,556,125	5,680
Public Power Corp SA	193,480	3,755	Woolworths Ltd	537,919	10,446

RWE AG	118,289	8,537			37,674

		33,327

			Forestry (0.36%)
Electric - Transmission (0.37%)			Sino-Forest Corp (a)	483,900	4,234
Terna Rete Elettrica Nazionale SpA	1,353,141	4,364
			Gambling (Non-Hotel) (0.33%)
Electric Products - Miscellaneous (0.25%)			OPAP SA	123,218	3,821
Vossloh AG	28,175	2,902
			Gas - Distribution (0.21%)
Electronic Components - Miscellaneous (0.86%)			Canadian Utilities Ltd	85,300	2,466
Chemring Group PLC	95,342	2,975
Hosiden Corp	317,600	3,861	Gold Mining (2.08%)
Nippon Electric Glass Co Ltd	412,000	3,300	Barrick Gold Corp. (a)	334,700	9,691

		10,136	IAMGOLD Corp (a)	428,800	3,417

			Lihir Gold Ltd (a)	1,431,997	3,122
Engineering - Research & Development Services (0.50%)
			Newcrest Mining Ltd	379,990	8,268

ABB Ltd (a)	217,898	3,125
					24,498

COMSYS Holdings Corp	341,000	2,759

		5,884	Human Resources (0.36%)

			Capita Group PLC/The	415,836	4,211
Enterprise Software & Services (2.05%)
Autonomy Corp PLC (a)	265,020	5,610
			Import & Export (0.28%)
SAP AG	406,682	15,457	Mitsui & Co Ltd	313,000	3,294
Software AG	48,967	3,103

		24,170

See accompanying notes

276

     Schedule of Investments International Growth Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Industrial Gases (0.27%)			Multi-Line Insurance (continued)
Air Water Inc	383,000 $	3,142	Zurich Financial Services	31,125 $	5,841

					13,370

Instruments - Controls (0.22%)
			Multimedia (0.50%)
Rotork PLC	218,827	2,638
			Vivendi	216,267	5,857
Investment Companies (0.50%)
			Office Automation & Equipment (0.29%)
Eurazeo	73,650	3,038
			Neopost SA	40,705	3,462
Pargesa Holding SA	44,554	2,844

		5,882

			Oil - Field Services (0.63%)
Life & Health Insurance (0.45%)			Fugro NV	102,852	3,717
Sony Financial Holdings Inc	1,694	5,308	Petrofac Ltd	436,384	3,709

					7,426

Lottery Services (0.32%)
			Oil & Gas Drilling (0.29%)
Lottomatica SpA	182,129	3,762
			Transocean Ltd (a)	50,044	3,377
Machinery - General Industry (0.73%)
			Oil Company - Exploration & Production (3.17%)
Alstom SA	135,129	8,552
			Canadian Natural Resources (a)	191,900	8,846
Medical - Biomedical/Gene (1.21%)			EnCana Corp (a)	315,500	14,460
CSL Ltd/Australia	419,734	10,499	Origin Energy Ltd	846,413	10,020
Novozymes A/S	54,532	3,715	Talisman Energy (a)	313,500	3,928

		14,214			37,254

Medical - Drugs (9.27%)			Oil Company - Integrated (7.68%)
Actelion Ltd (a)	156,841	7,180	BG Group PLC	1,208,517	19,541
Astellas Pharma Inc	128,500	4,182	BP PLC	2,982,564	21,289
Chugai Pharmaceutical Co Ltd	215,400	3,986	ENI SpA	230,330	5,013
GlaxoSmithKline PLC	1,618,001	25,109	Royal Dutch Shell PLC - A Shares	508,133	11,825
Grifols SA	189,578	3,344	Royal Dutch Shell PLC - B Shares	524,672	12,085
Hisamitsu Pharmaceutical Co Inc	115,800	3,276	Suncor Energy Inc (a)	355,800	8,954
Novartis AG	776,066	29,510	Total SA	228,785	11,607

Novo Nordisk A/S	251,138	12,022			90,314

Roche Holding AG	161,611	20,461	Paper & Related Products (0.33%)

		109,070	OJI Paper Co Ltd	899,000	3,856

Medical - Wholesale Drug Distribution (0.22%)
			Pipelines (0.67%)
Galenica AG	8,889	2,570
			Enbridge Inc (a)	256,974	7,936
Medical Instruments (0.33%)
			Property & Casualty Insurance (1.96%)
Elekta AB	330,477	3,851
			Fairfax Financial Holdings Ltd (a)	10,600	2,804
Medical Products (0.54%)			Mitsui Sumitomo Insurance Group Holdings
			Inc	258,600	7,014
Synthes Inc	62,022	6,304
			RSA Insurance Group PLC	1,770,884	3,437
Metal - Copper (0.33%)			Tokio Marine Holdings Inc	372,400	9,799

First Quantum Minerals Ltd	99,300	3,840			23,054

			Publicly Traded Investment Fund (0.90%)
Metal - Diversified (0.63%)
			iShares MSCI EAFE Index Fund	253,556	10,629
Rio Tinto PLC	179,197	7,354
			Publishing - Books (0.84%)
Multi-Line Insurance (1.14%)
			Reed Elsevier NV	678,652	7,505
ACE Ltd	96,217	4,457
Mapfre SA	1,069,812	3,072

See accompanying notes

277

     Schedule of Investments International Growth Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Publishing - Books (continued)			Storage & Warehousing (0.24%)
Reed Elsevier PLC	313,877 $	2,342	Mitsubishi Logistics Corp	298,000 $	2,822

		9,847

			Telecommunication Equipment (0.33%)
Real Estate Management & Services (1.00%)
			Tandberg ASA	271,800	3,875
Aeon Mall Co Ltd	217,500	2,843
Mitsubishi Estate Co Ltd	690,000	8,976	Telecommunication Services (0.43%)

		11,819	Cable & Wireless PLC	2,273,517	5,045

REITS - Diversified (0.40%)
			Telephone - Integrated (2.62%)
Unibail-Rodamco	31,400	4,712
			KDDI Corp	1,572	7,046
REITS - Office Property (0.29%)			Softbank Corp	552,800	8,688
Nippon Building Fund Inc	416	3,370	Telefonica SA	794,181	15,142

					30,876

Retail - Apparel & Shoe (0.89%)
			Tobacco (2.35%)
Fast Retailing Co Ltd	59,996	6,266
			British American Tobacco PLC	680,765	16,506
Hennes & Mauritz AB	93,313	4,205

			Imperial Tobacco Group PLC	487,925	11,196

		10,471

					27,702

Retail - Computer Equipment (0.33%)
			Toys (1.03%)
Game Group PLC	1,308,712	3,838
			Nintendo Co Ltd	45,200	12,059

Retail - Convenience Store (0.37%)
			Transport - Rail (1.59%)
Lawson Inc	113,600	4,400
			Canadian National Railway (a)	228,700	9,245
			East Japan Railway Co	168,500	9,500

Retail - Drug Store (0.50%)
Shoppers Drug Mart Corp	163,200	5,901			18,745

			Transport - Services (0.49%)
Retail - Home Furnishings (0.25%)			Koninklijke Vopak NV (a)	76,955	3,418
Nitori Co Ltd	53,250	2,997	Viterra Inc (a)	328,100	2,392

					5,810

Retail - Major Department Store (0.42%)
Marks & Spencer Group PLC	989,247	4,957	Water (0.30%)
			United Utilities Group PLC	463,795	3,489
Rubber - Tires (0.25%)
Yokohama Rubber Co Ltd/The	690,000	2,988	Wireless Equipment (1.02%)
			Nokia OYJ	605,174	8,752
Satellite Telecommunications (0.30%)			Telefonaktiebolaget LM Ericsson	363,444	3,208

Eutelsat Communications	164,161	3,577			11,960

Schools (0.30%)			TOTAL COMMON STOCKS	$ 1,155,822

Benesse Corp	93,800	3,576		Principal
				Amount	Value
Security Services (0.39%)				(000's)	(000's)

G4S PLC	1,637,841	4,577	REPURCHASE AGREEMENTS (0.72%)
			Diversified Banking Institutions (0.72%)
Soap & Cleaning Products (0.94%)
			Investment in Joint Trading Account; Bank
Reckitt Benckiser Group PLC	278,769	10,999	of America Repurchase Agreement; 0.15%
			dated 04/30/09 maturing 05/01/09
Steel - Producers (0.48%)			(collateralized by Sovereign Agency
Godo Steel Ltd	576,048	1,484	Issues; $2,890,000; 0.00% - 5.87%; dated
Ssab Svenskt Stal AB	449,331	4,105	09/11/09 - 01/22/37)	$ 2,834$	2,834

		5,589

See accompanying notes

278

Schedule of Investments International Growth Fund April 30, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $2,890,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	$ 2,834$	2,834
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $2,890,000; 1.00% - 7.125%; dated
05/04/09 - 02/15/30)	2,833	2,833

		8,501

TOTAL REPURCHASE AGREEMENTS	$ 8,501

Total Investments	$ 1,164,323
Other Assets in Excess of Liabilities, Net - 1.05%		12,403

TOTAL NET ASSETS - 100.00%	$ 1,176,726

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 50,744
Unrealized Depreciation		(240,833)

Net Unrealized Appreciation (Depreciation)		(190,089)
Cost for federal income tax purposes		1,354,412
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country		Percent

United Kingdom		19.45%
Japan		17.87%
Switzerland		10.97%
Canada		10.40%
France		6.46%
Australia		6.24%
Germany		4.62%
Netherlands		4.45%
Spain		3.36%
Belgium		2.28%
United States		2.16%
Italy		2.08%
Singapore		1.43%
Hong Kong		1.40%
Denmark		1.34%
Sweden		1.31%
Ireland		1.15%
Finland		0.74%
Greece		0.64%
Norway		0.33%
Papua New Guinea		0.27%
Other Assets in Excess of Liabilities, Net		1.05%

TOTAL NET ASSETS		100.00%

See accompanying notes

279

Schedule of Investments
International Value Fund I
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.52%)			COMMON STOCKS (continued)
Advertising Sales (0.07%)			Auto - Car & Light Trucks (continued)
Teleperformance	14,500 $	421	Mazda Motor Corp	149,000 $	367
			Nissan Motor Co Ltd	442,900	2,290
Advertising Services (0.03%)			Nissan Shatai Co Ltd	26,000	163
Havas SA	62,902	199	Suzuki Motor Corp	28,100	525
			Toyota Auto Body Co Ltd	17,800	284
Aerospace & Defense (1.38%)
			Toyota Motor Corp	177,300	6,922

BAE Systems PLC	1,225,185	6,493
					20,295

Finmeccanica SpA	54,251	770
MTU Aero Engines Holding AG	13,500	455	Auto/Truck Parts & Equipment - Original (0.57%)
Thales SA	26,846	1,121	Aisan Industry Co Ltd	8,900	54

		8,839	Denso Corp	82,300	1,928

			Koito Manufacturing Co Ltd	24,000	217
Agricultural Operations (0.02%)
			Musashi Seimitsu Industry Co Ltd	5,000	63
Wilmar International Ltd	50,000	121
			Nippon Seiki Co Ltd	9,000	81
Airlines (1.34%)			Riken Corp	15,000	40
Air France-KLM	35,059	393	Showa Corp	10,900	51
Air New Zealand Ltd	230,200	137	Takata Corp	13,400	154
All Nippon Airways Co Ltd	68,000	248	Topre Corp	7,700	63
Deutsche Lufthansa AG	79,389	1,000	Toyota Industries Corp	35,700	947
Japan Airlines Corp (a)	169,000	329	Unipres Corp	5,800	42

Singapore Airlines Ltd	896,000	6,476			3,640

		8,583	Beverages - Non-Alcoholic (0.07%)

Airport Development & Maintenance (0.01%)			Coca-Cola Amatil Ltd	62,600	416
Airport Facilities Co Ltd	7,600	39	Dydo Drinco Inc	900	24
Singapore Airport Terminal Services Ltd	6,000	5	Mikuni Coca-Cola Bottling Co Ltd	3,100	23

		44			463

Apparel Manufacturers (0.21%)			Beverages - Wine & Spirits (0.04%)
Benetton Group SpA	1,948	16	Davide Campari-Milano SpA	40,539	275
Christian Dior SA	15,497	1,049
			Brewery (0.63%)
Onward Holdings Co Ltd	36,000	216
			Asahi Breweries Ltd	42,600	535
Tokyo Style Co Ltd	7,000	51

			Carlsberg A/S	18,400	895
		1,332

			Foster's Group Ltd	234,200	897
Applications Software (0.06%)			Kirin Holdings Co Ltd	123,000	1,351
Sage Group PLC	104,449	286	Lion Nathan Ltd	45,300	386

Sumisho Computer Systems Corp	7,300	86			4,064

		372

			Building - Heavy Construction (1.98%)
Athletic Footwear (0.94%)			Strabag SE	14,800	345
Yue Yuen Industrial Holdings Ltd	2,691,500	6,001	Vinci SA	272,720	12,341

					12,686

Audio & Video Products (0.10%)
Canon Electronics Inc	5,600	64	Building & Construction - Miscellaneous (0.43%)
Sony Corp	22,200	569	Balfour Beatty PLC	68,035	339

		633	Bouygues SA	53,600	2,306

			Maeda Corp	12,000	39
Auto - Car & Light Trucks (3.17%)
			Shui On Construction and Materials Ltd	54,000	58

Bayerische Motoren Werke AG	12,974	449
					2,742

Fuji Heavy Industries Ltd	178,000	711
Honda Motor Co Ltd	293,800	8,476
Kanto Auto Works Ltd	10,000	108

See accompanying notes

280

Schedule of Investments International Value Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Building & Construction Products -			Commercial Banks (continued)

Miscellaneous (0.01%)			Banca Popolare di Milano Scarl	147,000 $	864
Fujitec Co Ltd	12,000 $	47
			Banco Bilbao Vizcaya Argentaria SA	292,737	3,207

			Banco Popolare SC	246,000	1,637
Building Products - Cement & Aggregate (0.16%)
			Banco Santander SA	549,596	5,287
Buzzi Unicem SpA	53,000	785
			Bank of East Asia Ltd	6,200	15
James Hardie Industries NV	74,700	250

			Bank of Kyoto Ltd/The	77,000	615
		1,035

			Bendigo and Adelaide Bank Ltd	24,800	124

Capacitors (0.01%)			BOC Hong Kong Holdings Ltd	91,000	130

Nippon Chemi-Con Corp	13,000	32	Chiba Kogyo Bank Ltd/The (a)	7,600	71

			Commonwealth Bank of Australia	113,800	2,904
Casino Hotels (0.08%)
			Danske Bank A/S	170,000	1,895
Crown Ltd	96,900	485
			DBS Group Holdings Ltd	93,000	597

Casino Services (0.02%)			Eighteenth Bank Ltd/The	16,000	46

Aruze Corp	12,300	102	Fukuoka Financial Group Inc	209,000	640
			Hang Seng Bank Ltd	51,000	570

Cellular Telecommunications (2.74%)			Hokuetsu Bank Ltd/The	6,000	10

Hutchison Telecommunications Hong Kong			Hyakugo Bank Ltd/The	39,000	196

Holdings Ltd (a)(b)	2,000	-	Intesa Sanpaolo SpA	864,718	2,789

Hutchison Telecommunications International			National Australia Bank Ltd	162,200	2,432
Ltd	2,000	-
			Nishi-Nippon City Bank Ltd/The	119,000	238
NTT DoCoMo Inc	2,311	3,211
			Nordea Bank AB	498,000	3,752
Okinawa Cellular Telephone Co	41	66
			Oversea-Chinese Banking Corp Ltd	41,000	163
T-Gaia Corp	51	62
			Piccolo Credito Valtellinese Scarl	52,000	410
Vodafone Group PLC	7,700,304	14,205

			San-In Godo Bank Ltd/The	1,000	8
		17,544

			Sapporo Hokuyo Holdings Inc	63,500	183

Chemicals - Diversified (4.42%)			Sumitomo Trust & Banking Co Ltd/The	274,000	1,136

Akzo Nobel NV	253,588	10,703	Suncorp-Metway Ltd	93,600	401

Bayer AG	125,418	6,231	Svenska Handelsbanken AB	173,000	3,048

Kaneka Corp	82,000	474	Tochigi Bank Ltd/The	7,000	32

Koninklijke DSM NV	31,000	969	United Overseas Bank Ltd	60,000	466

Lanxess AG	11,399	244	Vontobel Holding AG	904	20

Mitsubishi Chemical Holdings Corp	191,000	722	Westpac Banking Corp	20,800	290

Nippon Shokubai Co Ltd	27,000	165	Yamaguchi Financial Group Inc	56,000	539

Nitto Denko Corp	37,700	873	Yamanashi Chuo Bank Ltd/The	4,000	19

Nufarm Ltd/Australia	29,000	279			37,151

Sakai Chemical Industry Co Ltd	12,000	36
			Commercial Services (0.01%)
Shin-Etsu Chemical Co Ltd	104,000	5,020
			SIA Engineering Co Ltd	62,000	83
Solvay SA	20,762	1,792

Sumitomo Chemical Co Ltd	207,000	808

			Computer Services (0.07%)

		28,316	Computershare Ltd	40,654	270

Chemicals - Other (0.06%)			Hitachi Information Systems Ltd	6,300	112

Kingboard Chemical Holdings Ltd	154,000	378	NEC Fielding Ltd	4,000	41

					423

Chemicals - Specialty (0.04%)
			Computers (0.01%)
Umicore	13,304	264
			Japan Digital Laboratory Co Ltd	4,300	39

Commercial Banks (5.80%)
			Computers - Integrated Systems (0.17%)
Aichi Bank Ltd/The	1,100	79
			Fujitsu Ltd	132,000	562
Australia & New Zealand Banking Group Ltd	175,000	2,022
			Hitachi Systems & Services Ltd	3,600	38
Banca Popolare dell'Emilia Romagna Scrl	25,813	316

See accompanying notes

281

Schedule of Investments International Value Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computers - Integrated Systems (continued)			Diversified Manufacturing Operations
NS Solutions Corp	7,100 $	82	(continued)
			Wartsila Oyj	28,500 $	952

NTT Data Corp	147	385

					12,921

		1,067

			Diversified Minerals (0.01%)
Computers - Memory Devices (0.19%)
			Nittetsu Mining Co Ltd	14,000	48
Hitachi Maxell Ltd	6,000	58
TDK Corp	25,100	1,132

			Diversified Operations (0.33%)
		1,190

			First Pacific Co	271,000	125
Cosmetics & Toiletries (0.15%)			HKR International Ltd	306,400	80
Aderans Holdings Co Ltd	3,500	34	Hutchison Whampoa Ltd	112,000	665
Fancl Corp	3,900	45	Jardine Matheson Holdings Ltd	10,800	245
Kao Corp	20,000	375	Jardine Strategic Holdings Ltd	6,000	71
Kose Corp	5,700	114	Swire Pacific Ltd	28,000	220
Mandom Corp	1,400	25	Washington H Soul Pattinson & Co Ltd	700	5
Milbon Co Ltd	900	18	Wharf Holdings Ltd	206,000	684

Shiseido Co Ltd	18,000	316			2,095

		927

			Electric - Distribution (0.13%)
Dental Supplies & Equipment (0.01%)			AGL Energy Ltd	62,557	687
Nakanishi Inc	700	43	Vector Ltd	121,600	149

					836

Dialysis Centers (0.01%)
Fresenius Medical Care AG & Co KGaA	1,972	77	Electric - Generation (0.14%)
			Electric Power Development Co Ltd	30,800	895
Distribution & Wholesale (0.10%)
Itochu Enex Co Ltd	14,400	80	Electric - Integrated (3.89%)
			ACEA SpA	8,390	105
Jardine Cycle & Carriage Ltd	47,000	453
			Chubu Electric Power Co Inc	100	2
San-Ai Oil Co Ltd	13,000	49
			CLP Holdings Ltd	126,500	855
Sinanen Co Ltd	10,000	47

			E.ON AG	418,815	14,103
		629

			EDF SA	90,006	4,205
Diversified Banking Institutions (8.71%)			Enel SpA	232,000	1,269
Barclays PLC	496,895	2,069	Energias de Portugal SA	510,000	1,865
BNP Paribas	106,500	5,672	HongKong Electric Holdings	67,500	399
Credit Suisse Group AG	175,255	6,848	RWE AG	29,192	2,107
Deutsche Bank AG	35,507	1,889	Tohoku Electric Power Co Inc	100	2

HSBC Holdings PLC	588,884	4,186			24,912

HSBC Holdings PLC	852,966	6,026
Mitsubishi UFJ Financial Group Inc	1,661,300	9,012	Electric - Transmission (0.01%)
			REN - Redes Energeticas Nacionais SA	16,385	68
Societe Generale	147,000	7,617
UBS AG	361,671	5,054
			Electric Products - Miscellaneous (0.13%)
UniCredit SpA	2,994,000	7,404

			Hitachi Ltd	176,000	608
		55,777

			Johnson Electric Holdings Ltd	283,000	62
Diversified Financial Services (0.13%)			Toshiba TEC Corp	42,000	148

Guoco Group Ltd	16,000	99			818

Investec PLC	154,000	746

			Electronic Components - Miscellaneous (0.92%)
		845

			Eizo Nanao Corp	3,500	56
Diversified Manufacturing Operations (2.02%)			Hosiden Corp	11,000	134
Siemens AG	172,832	11,564	Koninklijke Philips Electronics NV	189,507	3,450
Sulzer AG	7,381	405	Murata Manufacturing Co Ltd	15,600	628
			NEC Corp	271,000	896
See accompanying notes

282

Schedule of Investments International Value Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Miscellaneous			Food - Miscellaneous/Diversified (continued)
(continued)			House Foods Corp	600 $	8
Omron Corp	49,000 $	728

			MEIJI Holdings Co Ltd (b)	9,900	302
		5,892

			Nutreco Holding NV	9,900	342

Electronic Components - Semiconductors (0.01%)					1,181

Sanken Electric Co Ltd	18,000	56
			Food - Retail (0.41%)
			Dairy Farm International Holdings Ltd	58,500	315
Electronic Measurement Instruments (0.01%)
			J Sainsbury PLC	74,000	362
Yokogawa Electric Corp	7,700	39
			Koninklijke Ahold NV	143,570	1,583
Engineering - Research & Development Services (0.12%)			Maxvalu Nishinihon Co Ltd	3,800	47
Chudenko Corp	3,900	55	Woolworths Ltd	15,800	307

Hong Kong Aircraft Engineerg Co Ltd	4,000	37			2,614

Sanki Engineering Co Ltd	12,000	81	Food - Wholesale & Distribution (0.05%)
SembCorp Industries Ltd	200,000	369	Kato Sangyo Co Ltd	2,100	29
Singapore Technologies Engineering Ltd	125,000	217	Metcash Ltd	101,000	305

		759			334

Enterprise Software & Services (0.15%)			Gambling (Non-Hotel) (1.32%)
Hitachi Software Engineering Co Ltd	7,300	90	OPAP SA	256,751	7,963
Nomura Research Institute Ltd	28,700	507	TABCORP Holdings Ltd	87,100	471

Software AG	5,864	372			8,434

		969

			Gas - Distribution (0.67%)
Finance - Consumer Loans (0.00%)			Centrica PLC	705,611	2,369
Takefuji Corp	1,060	6	Enagas	108,657	1,902
			Gas Natural SDG SA	2,346	38

Finance - Investment Banker & Broker (0.10%)
					4,309

Close Brothers Group Plc	40,498	377
Van Lanschot NV	5,526	283	Gold Mining (0.02%)

		660	Lihir Gold Ltd (a)	56,500	123

Finance - Leasing Company (0.02%)			Golf (0.00%)
Century Tokyo Leasing Corp	8,300	51	SRI Sports Ltd	1	1
Fuyo General Lease Co Ltd	4,800	81

		132	Hotels & Motels (0.01%)

			Resorttrust Inc	6,300	61
Finance - Other Services (0.00%)
ASX Ltd	800	19
			Human Resources (0.09%)
			Randstad Holding NV	23,800	549
Food - Catering (0.30%)
			Temp Holdings Co Ltd	9,000	54

Compass Group PLC	134,677	646
					603

Sodexo	26,312	1,270

		1,916	Import & Export (0.05%)

			JFE Shoji Holdings Inc	37,000	104
Food - Dairy Products (0.01%)
			Nagase & Co Ltd	21,000	161
Morinaga Milk Industry Co Ltd	19,000	58
			Sumikin Bussan Corp	27,000	56

Food - Meat Products (0.06%)					321

Marudai Food Co Ltd	11,000	24	Industrial Automation & Robots (1.38%)
Nippon Meat Packers Inc	33,000	339	Fanuc Ltd	123,600	8,861
Yonekyu Corp	2,000	19

		382	Industrial Gases (1.19%)

			Linde AG	95,703	7,638
Food - Miscellaneous/Diversified (0.18%)
Danisco A/S	16,000	529

See accompanying notes

283

Schedule of Investments
International Value Fund I
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Insurance Brokers (0.06%)			Medical Laboratory & Testing Service (0.01%)
Jardine Lloyd Thompson Group PLC	58,000 $	379	BML Inc	1,900 $	33

Leisure & Recreation Products (0.01%)			Medical Products (0.02%)
Daiichikosho Co Ltd	10,700	86	Cochlear Ltd	3,700	134
Roland Corp	200	2

		88	Metal - Diversified (0.68%)

			Rio Tinto PLC	106,814	4,383
Life & Health Insurance (3.13%)
Aviva PLC	294,000	1,372	Metal Products - Distribution (0.01%)
Friends Provident PLC	54,766	52	Okaya & Co Ltd	7,000	69
Manulife Financial Corp (a)	500,970	8,531
Old Mutual PLC	1,120,234	1,132	Mortgage Banks (0.15%)
Sony Financial Holdings Inc	2,685	8,413	Banca Carige SpA	259,381	958
T&D Holdings Inc	17,500	518

		20,018	Multi-Line Insurance (4.36%)

			Aegon NV	88,000	454
Lottery Services (0.07%)			Allianz SE	52,420	4,829
Tatts Group Ltd	226,300	456	AXA SA	443,228	7,474
			Baloise Holding AG	17,319	1,285
Machinery - General Industry (0.12%)
			CNP Assurances	1,402	111
FLSmidth & Co A/S	11,926	387
			Grupo Catalana Occidente SA	25,205	373
Makino Milling Machine Co Ltd	19,000	58
			ING Groep NV	129,887	1,218
Metso Oyj (a)	6,799	105
			Mapfre SA	210,000	603
Rheinmetall AG	5,509	234

			Milano Assicurazioni SPA	65,376	202
		784

			Sampo Oyj	85,961	1,619
Medical - Biomedical/Gene (0.05%)			Zurich Financial Services	52,076	9,773

CSL Ltd/Australia	12,100	302			27,941

Novozymes A/S	158	11

			Multimedia (1.21%)
		313

			Informa PLC	120,000	528
Medical - Drugs (5.60%)			Pearson PLC	84,000	878
Astellas Pharma Inc	71,300	2,321	Tohokushinsha Film Corp	6,600	45
AstraZeneca PLC	165,800	5,850	Vivendi	193,526	5,242
Daiichi Sankyo Co Ltd	65,700	1,103	WPP PLC	150,000	1,035

Dainippon Sumitomo Pharma Co Ltd	72,700	579			7,728

Merck KGaA	13,260	1,189
			Non-Ferrous Metals (0.01%)
Mitsubishi Tanabe Pharma Corp	70,000	665
			Energy Resources of Australia Ltd	5,684	86
Nippon Shinyaku Co Ltd	8,000	71
Novartis AG	127,112	4,833
			Office Automation & Equipment (0.21%)
Ono Pharmaceutical Co Ltd	21,600	915	Canon Finetech Inc	6,100	57
Orion Oyj	15,966	232	Ricoh Co Ltd	58,000	708
Sanofi-Aventis SA	233,615	13,529	Seiko Epson Corp	42,900	601

Seikagaku Corp	1,900	18			1,366

Takeda Pharmaceutical Co Ltd	105,600	3,748
UCB SA	29,357	805	Office Supplies & Forms (0.01%)

			Kokuyo Co Ltd	7,100	52
		35,858

Medical - Wholesale Drug Distribution (0.18%)			Oil - Field Services (2.13%)
Alfresa Holdings Corp	6,500	250	Technip SA	313,677	13,636
Meda AB	73,761	497
Suzuken Co Ltd	17,500	431

		1,178

See accompanying notes

284

Schedule of Investments International Value Fund I April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil & Gas Drilling (0.00%)			Publishing - Books (0.88%)
Kanto Natural Gas Development Ltd	5,000 $	26	Reed Elsevier NV	508,797 $	5,627

Oil Company - Exploration & Production (0.02%)			Real Estate Management & Services (0.07%)
INPEX Corp	18	114	Nexity	14,149	462

Oil Company - Integrated (5.07%)			Real Estate Operator & Developer (0.22%)
BP PLC	557,156	3,977	CapitaLand Ltd	29,000	54
Idemitsu Kosan Co Ltd	7,500	553	Cheung Kong Holdings Ltd	71,000	739
OMV AG	20,445	642	Fraser and Neave Ltd	241,000	426
Repsol YPF SA	247,800	4,744	GAGFAH SA	1,233	8
Royal Dutch Shell PLC - A Shares	274,634	6,384	Henderson Land Development Co Ltd	22,000	104
Royal Dutch Shell PLC - B Shares	539,270	12,421	Sun Hung Kai Properties Ltd	6,000	63

StatoilHydro ASA	195,197	3,711			1,394

		32,432

			Recreational Vehicles (0.11%)
Oil Refining & Marketing (0.23%)			Yamaha Motor Co Ltd	65,500	689
Cosmo Oil Co Ltd	186,000	530
Nippon Mining Holdings Inc	203,500	924	Regional Banks-Non US (0.07%)

		1,454	Banque Cantonale Vaudoise	1,388	476

Paper & Related Products (0.49%)			Reinsurance (0.00%)
Chuetsu Pulp & Paper Co Ltd	17,000	48	Paris RE Holdings Ltd (a)	11	-
Daio Paper Corp	18,000	163
Nippon Paper Group Inc	25,300	718	REITS - Diversified (0.02%)
Svenska Cellulosa AB	216,000	2,108	Dexus Property Group	175,800	93
UPM-Kymmene Oyj	8,222	74	Goodman Group	77,400	21

		3,111			114

Petrochemicals (0.05%)			REITS - Shopping Centers (0.27%)
Mitsui Chemicals Inc	113,000	337	CFS Retail Property Trust	91,100	109
			Link REIT/The	142,000	277
Photo Equipment & Supplies (0.10%)			Westfield Group	172,155	1,342

Nikon Corp	49,000	645			1,728

Printing - Commercial (0.17%)			Retail - Apparel & Shoe (0.06%)
Dai Nippon Printing Co Ltd	106,000	1,119	Esprit Holdings Ltd	49,500	306
			Nishimatsuya Chain Co Ltd	10,800	86

Property & Casualty Insurance (0.65%)					392

Hiscox Ltd	70,967	354
			Retail - Building Products (0.43%)
Insurance Australia Group Ltd	110,000	278	DCM Japan Holdings Co Ltd	23,900	122
Mitsui Sumitomo Insurance Group Holdings			Kingfisher PLC	896,000	2,467
Inc	38,500	1,044
			Kohnan Shoji Co Ltd	5,100	45
Nipponkoa Insurance Co Ltd	8,000	43
			Shimachu Co Ltd	8,000	139

QBE Insurance Group Ltd	60,200	953
					2,773

RSA Insurance Group PLC	767,541	1,490

		4,162	Retail - Catalog Shopping (0.00%)

			Senshukai Co Ltd	2,500	16
Public Thoroughfares (0.08%)
Hopewell Highway Infrastructure Ltd	205,000	112
			Retail - Consumer Electronics (0.04%)
Road King Infrastructure	169,000	80	EDION Corp	9,900	47
Societa Iniziative Autostradali e Servizi SpA	52,832	300	JB Hi-Fi Ltd	24,000	238

		492			285

See accompanying notes

285

Schedule of Investments International Value Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Convenience Store (0.10%)			Soap & Cleaning Products (0.34%)
Circle K Sunkus Co Ltd	12,900 $	180	Henkel AG & Co KGaA	87,571$	2,162
FamilyMart Co Ltd	15,100	415
Ministop Co Ltd	4,200	60	Steel - Producers (0.05%)

		655	Kobe Steel Ltd	15,000	25

			Osaka Steel Co Ltd	6,800	109
Retail - Drug Store (0.04%)
			Toyo Kohan Co Ltd	16,000	63
Cawachi Ltd	2,700	41
			Yodogawa Steel Works Ltd	27,000	122

CREATE SD HOLDINGS Co Ltd	3,500	56
					319

Matsumotokiyoshi Holdings Co Ltd	7,400	128

		225	Sugar (0.11%)

			Nippon Beet Sugar Manufacturing Co Ltd	1,000	2
Retail - Jewelry (1.18%)
			Suedzucker AG	10,957	212
Compagnie Financiere Richemont SA	418,825	7,559
			Tate & Lyle PLC	112,000	458

					672

Retail - Major Department Store (0.44%)
H2O Retailing Corp	32,000	201	Telecommunication Equipment (0.00%)
Home Retail Group PLC	108,000	402	VTech Holdings Ltd	4,000	20
J Front Retailing Co Ltd	84,000	343
Marui Group Co Ltd	67,100	370	Telecommunication Services (1.64%)
PPR	14,400	1,114	Cable & Wireless PLC	708,000	1,571
Takashimaya Co Ltd	54,000	336	Daimei Telecom Engineering Corp	7,000	58
Wing On Co International Ltd	26,000	25	Fastweb (a)	8,148	196

		2,791	Singapore Telecommunications Ltd	65,000	112

			Tele2 AB	8,898	85
Retail - Miscellaneous/Diversified (0.36%)
			TeliaSonera AB	696,000	3,297
Aeon Co Ltd	124,900	973
			Telus Corp (a)	222,977	5,185

Heiwado Co Ltd	8,700	97
					10,504

Valor Co Ltd	5,200	39
Wesfarmers Ltd	74,300	1,222	Telephone - Integrated (7.03%)

		2,331	BT Group PLC	2,884,000	4,011

			Deutsche Telekom AG	528,439	6,450
Retail - Perfume & Cosmetics (0.01%)
			France Telecom SA	714,938	15,958
Douglas Holding AG	1,904	78
			KDDI Corp	258	1,156
			Nippon Telegraph & Telephone Corp	80,300	2,996
Retail - Restaurants (0.01%)
Royal Holdings Co Ltd	2,200	23	Portugal Telecom SGPS SA	29,034	223
St Marc Holdings Co Ltd	1,700	43	Swisscom AG	8,200	2,148

		66	Telecom Italia SpA	2,127,592	2,711

			Telefonica SA	448,330	8,548
Satellite Telecommunications (0.01%)			Telekom Austria AG	1,805	24
Eutelsat Communications	3,824	83
			Telstra Corp Ltd	328,400	795

					45,020

Security Services (0.03%)
Securitas AB	21,442	179	Television (0.10%)
			M6-Metropole Television	24,800	467
Semiconductor Equipment (2.88%)			TV Asahi Corp	151	192

ASML Holding NV	382,843	7,882			659

Tokyo Electron Ltd	231,800	10,530

			Textile - Products (0.07%)
		18,412

			Teijin Ltd	176,000	450
Shipbuilding (1.41%)			Texwinca Holdings Ltd	32,000	19

Hyundai Heavy Industries	50,488	9,051			469

			Tobacco (1.43%)
			British American Tobacco PLC	324,231	7,861

See accompanying notes

286

Schedule of Investments International Value Fund I

April 30, 2009 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the fund as of the period end were as follows:
	Held	(000's)

COMMON STOCKS (continued)			Unrealized Appreciation	$ 60,795
Tobacco (continued)			Unrealized Depreciation	(36,803)

Japan Tobacco Inc	511 $	1,280	Net Unrealized Appreciation (Depreciation)	23,992

		9,141	Cost for federal income tax purposes	593,942

			All dollar amounts are shown in thousands (000's)
Transport - Marine (0.47%)
A P Moller - Maersk A/S - A Shares	262	1,517
			Portfolio Summary (unaudited)

Kawasaki Kisen Kaisha Ltd	144,000	539
			Country	Percent

Nippon Yusen KK	232,000	946

			Japan	19.04%
		3,002

			France	14.80%
Transport - Rail (0.29%)			United Kingdom	11.94%
			Germany	10.33%
Central Japan Railway Co	123	727
			Netherlands	9.49%
MTR Corp	174,000	442	Switzerland	6.00%
West Japan Railway Co	222	680	Spain	3.86%

		1,849	Sweden	3.57%

			Italy	3.28%
Transport - Services (2.15%)			Australia	2.93%
ComfortDelgro Corp Ltd	38,000	37	Canada	2.14%
			Hong Kong	2.06%
Deutsche Post AG	424,364	4,862	Singapore	1.50%
Firstgroup PLC	42,163	208	Korea, Republic Of	1.41%
TNT NV	463,823	8,628	Greece	1.24%

			Denmark	0.82%
		13,735	Norway	0.58%

Transport - Truck (0.04%)			Finland	0.47%
			Belgium	0.45%
Nippon Konpo Unyu Soko Co Ltd	11,000	90	Portugal	0.34%
Seino Holdings Corp	29,000	159	Austria	0.16%

		249	Bermuda	0.05%

			New Zealand	0.04%
Travel Services (0.05%)			Papua New Guinea	0.02%
Thomas Cook Group PLC	81,490	317	Luxembourg	0.00%
			Other Assets in Excess of Liabilities, Net	3.48%

Wire & Cable Products (0.01%)			TOTAL NET ASSETS	100.00%

Nexans SA	1,598	75

Wireless Equipment (1.54%)
Telefonaktiebolaget LM Ericsson	1,119,227	9,878

TOTAL COMMON STOCKS	$ 617,934

Total Investments	$ 617,934
Other Assets in Excess of Liabilities, Net - 3.48%		22,265

TOTAL NET ASSETS - 100.00%	$ 640,199

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in
	good faith by the Board of Directors. At the end of the period, the value
	of these securities totaled $302 or 0.05% of net assets.

See accompanying notes

287

Schedule of Investments LargeCap Blend Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.89%)			COMMON STOCKS (continued)
Aerospace & Defense (1.31%)			Cable/Satellite TV (1.52%)
Lockheed Martin Corp	62,912 $	4,940	Comcast Corp - Class A	310,187 $	4,796
Northrop Grumman Corp	69,608	3,366	Comcast Corp - Special Class A	67,327	988
Raytheon Co	8,526	386	Time Warner Cable Inc	156,038	5,029

Rockwell Collins Inc	17,424	668			10,813

		9,360

			Cellular Telecommunications (0.21%)
Aerospace & Defense Equipment (0.73%)			Leap Wireless International Inc (a)	13,357	482
Goodrich Corp	12,768	566	NII Holdings Inc (a)	64,421	1,041

United Technologies Corp	94,703	4,625			1,523

		5,191

			Chemicals - Diversified (0.42%)
Agricultural Chemicals (0.80%)			Dow Chemical Co/The	93,310	1,493
CF Industries Holdings Inc	5,201	375	FMC Corp	14,946	728
Monsanto Co	63,138	5,360	Huntsman Corp.	119,099	639

		5,735	PPG Industries Inc	3,568	157

					3,017

Agricultural Operations (0.61%)
Archer-Daniels-Midland Co	111,497	2,745	Chemicals - Specialty (0.23%)
Bunge Ltd	34,094	1,637	Eastman Chemical Co	19,203	762

		4,382	Ecolab Inc	23,396	902

					1,664

Apparel Manufacturers (0.18%)
Coach Inc	33,815	828	Commercial Banks (0.31%)
Jones Apparel Group Inc	48,351	447	BB&T Corp	95,404	2,227

		1,275

			Commercial Services - Finance (0.41%)
Applications Software (2.80%)
			Moody's Corp	35,719	1,054
Microsoft Corp	987,626	20,009
			SEI Investments Co	131,707	1,848

					2,902

Audio & Video Products (0.25%)
Harman International Industries Inc	99,419	1,808	Computer Aided Design (0.07%)
			Autodesk Inc (a)	24,543	489
Auto/Truck Parts & Equipment - Original (0.62%)
Autoliv Inc	20,465	505	Computer Services (1.04%)
BorgWarner Inc	17,101	495	Accenture Ltd	251,372	7,398
Federal Mogul Corp (a)	4,262	47
Johnson Controls Inc	177,906	3,382	Computers (4.35%)

		4,429	Apple Inc (a)	85,347	10,739

			Dell Inc (a)	361,926	4,206
Beverages - Non-Alcoholic (2.52%)
			Hewlett-Packard Co	151,076	5,436
Coca-Cola Co/The	122,353	5,267
			IBM Corp	91,507	9,444
Coca-Cola Enterprises Inc	113,651	1,939
			Sun Microsystems Inc (a)	129,798	1,189

Dr Pepper Snapple Group Inc (a)	28,058	581
					31,014

Hansen Natural Corp (a)	96,826	3,947
PepsiCo Inc	125,804	6,260	Computers - Memory Devices (0.96%)

		17,994	EMC Corp/Massachusetts (a)	288,812	3,619

			NetApp Inc (a)	172,795	3,162
Broadcasting Services & Programming (0.03%)
			Seagate Technology	11,678	95

Scripps Networks Interactive	8,336	229
					6,876

Building & Construction Products -			Containers - Metal & Glass (0.38%)
Miscellaneous (0.02%)			Ball Corp	69,263	2,613
Armstrong World Industries Inc (a)	6,288	114
			Crown Holdings Inc (a)	3,557	78

					2,691

See accompanying notes

288

Schedule of Investments LargeCap Blend Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Containers - Paper & Plastic (0.05%)			Electronic Components - Miscellaneous (0.06%)
Packaging Corp of America	5,694 $	91	Tyco Electronics Ltd	23,914 $	417
Sonoco Products Co	10,864	265

		356	Electronic Components - Semiconductors (2.47%)

			Broadcom Corp (a)	143,970	3,339
Cosmetics & Toiletries (2.00%)
			Intel Corp	659,478	10,406
Colgate-Palmolive Co	77,809	4,590
			LSI Corp (a)	146,099	561
Procter & Gamble Co	196,334	9,707

			Texas Instruments Inc	183,047	3,306

		14,297

					17,612

Cruise Lines (0.05%)
			Electronic Forms (0.45%)
Carnival Corp	14,073	378
			Adobe Systems Inc (a)	116,928	3,198

Distribution & Wholesale (0.41%)
			Electronic Parts Distribution (0.10%)
Ingram Micro Inc (a)	163,566	2,375
			Arrow Electronics Inc (a)	6,717	153
Tech Data Corp (a)	19,113	550

			Avnet Inc (a)	24,549	537

		2,925

					690

Diversified Banking Institutions (2.90%)
			Engineering - Research & Development Services (0.28%)
Bank of America Corp	506,424	4,522
			Fluor Corp	21,969	832
Citigroup Inc	904,526	2,759
			Jacobs Engineering Group Inc (a)	12,937	492
JP Morgan Chase & Co	323,174	10,665
			URS Corp (a)	14,790	652

Morgan Stanley	117,711	2,783

					1,976

		20,729

			Enterprise Software & Services (0.72%)
Diversified Manufacturing Operations (2.24%)
			Oracle Corp	264,453	5,115
3M Co	17,198	991

Cooper Industries Ltd	12,191	400	Fiduciary Banks (0.52%)
Danaher Corp	9,364	547	Bank of New York Mellon Corp/The	144,878	3,691
General Electric Co	799,695	10,116
Honeywell International Inc	14,047	438	Finance - Credit Card (0.39%)
Illinois Tool Works Inc	70,387	2,309	American Express Co	111,068	2,801
Tyco International Ltd	48,457	1,151

		15,952	Finance - Investment Banker & Broker (0.49%)

			Charles Schwab Corp/The	190,171	3,514
E-Commerce - Products (0.38%)
Amazon.com Inc (a)	33,783	2,720	Finance - Other Services (0.19%)
			CME Group Inc	6,096	1,349
E-Commerce - Services (0.05%)
Liberty Media Corp - Interactive (a)	62,409	331	Food - Confectionery (0.26%)
			Hershey Co/The	50,772	1,835
Electric - Integrated (1.89%)
Duke Energy Corp	235,946	3,259	Food - Dairy Products (0.11%)
Edison International	18,032	514	Dean Foods Co (a)	38,519	797
Exelon Corp	121,750	5,616
Integrys Energy Group Inc	19,886	525	Food - Meat Products (0.38%)
OGE Energy Corp	21,323	548	Hormel Foods Corp	34,872	1,091
PPL Corp	63,735	1,906	Smithfield Foods Inc (a)	39,388	340
Public Service Enterprise Group Inc	37,959	1,133	Tyson Foods Inc	119,201	1,257

		13,501			2,688

Electric Products - Miscellaneous (0.94%)			Food - Miscellaneous/Diversified (0.19%)
Emerson Electric Co	195,985	6,671	Campbell Soup Co	51,587	1,327

See accompanying notes

289

Schedule of Investments LargeCap Blend Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Retail (0.28%)			Investment Management & Advisory Services
Safeway Inc	28,448 $	562	(continued)
			T Rowe Price Group Inc	81,854 $	3,153

SUPERVALU Inc	88,697	1,450

					9,423

		2,012

			Life & Health Insurance (0.51%)
Forestry (0.16%)
			Aflac Inc	85,869	2,481
Plum Creek Timber Co Inc	33,111	1,143
			Lincoln National Corp	12,853	144
Garden Products (0.28%)			Prudential Financial Inc	21,936	634
Toro Co	65,071	1,977	Unum Group	23,453	383

					3,642

Gas - Distribution (0.24%)
			Machinery - Farm (0.34%)
NiSource Inc	135,882	1,493
			AGCO Corp (a)	56,001	1,361
Vectren Corp	9,780	217

			Deere & Co	25,346	1,046

		1,710

					2,407

Gold Mining (0.05%)
			Medical - Biomedical/Gene (2.55%)
Newmont Mining Corp	8,190	330
			Amgen Inc (a)	115,616	5,604
Hotels & Motels (0.15%)			Biogen Idec Inc (a)	68,166	3,295
Marriott International Inc/DE	9,190	217	Genzyme Corp (a)	14,781	788
Wyndham Worldwide Corp	73,470	858	Gilead Sciences Inc (a)	186,237	8,530

		1,075			18,217

Human Resources (0.42%)			Medical - Drugs (5.10%)
Manpower Inc	42,495	1,831	Abbott Laboratories	67,390	2,820
Robert Half International Inc	47,974	1,152	Bristol-Myers Squibb Co	95,407	1,832

		2,983	Eli Lilly & Co	233,080	7,673

			Forest Laboratories Inc (a)	84,041	1,823
Independent Power Producer (0.39%)			King Pharmaceuticals Inc (a)	169,301	1,334
Dynegy Inc (a)	706,494	1,257
			Merck & Co Inc/NJ	210,740	5,109
Mirant Corp (a)	117,191	1,492

			Pfizer Inc	537,732	7,184
		2,749

			Schering-Plough Corp	196,570	4,525
Industrial Gases (0.15%)			Wyeth	96,115	4,075

Air Products & Chemicals Inc	16,021	1,056			36,375

			Medical - Generic Drugs (0.03%)
Instruments - Scientific (0.47%)
Thermo Fisher Scientific Inc (a)	94,713	3,323	Mylan Inc/PA (a)	15,282	202

			Medical - HMO (1.02%)
Internet Content - Information & News (0.23%)
HLTH Corp (a)	148,970	1,639	Coventry Health Care Inc (a)	63,205	1,006
			Humana Inc (a)	70,844	2,039
Internet Security (0.62%)			UnitedHealth Group Inc	69,316	1,630
Symantec Corp (a)	146,196	2,522	WellPoint Inc (a)	61,643	2,636

VeriSign Inc (a)	93,529	1,925			7,311

		4,447	Medical - Wholesale Drug Distribution (0.41%)

Investment Management & Advisory Services (1.32%)			AmerisourceBergen Corp	18,058	607
BlackRock Inc	6,847	1,003	Cardinal Health Inc	16,717	565
Eaton Vance Corp	95,747	2,621	McKesson Corp	47,392	1,754

Federated Investors Inc	31,898	730			2,926

Franklin Resources Inc	20,871	1,262	Medical Information Systems (0.04%)
Invesco Ltd	44,416	654	Cerner Corp (a)	5,282	284

See accompanying notes

290

Schedule of Investments LargeCap Blend Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Medical Instruments (0.96%)			Oil Company - Exploration & Production

Beckman Coulter Inc	9,692 $	510	(continued)
			Southwestern Energy Co (a)	36,192 $	1,298

Boston Scientific Corp (a)	357,091	3,003
					17,585

Medtronic Inc	105,289	3,369

		6,882	Oil Company - Integrated (7.60%)

			Chevron Corp	181,451	11,994
Medical Products (1.86%)
			ConocoPhillips	235,958	9,674
Baxter International Inc	12,160	590
			Exxon Mobil Corp	451,512	30,102
Becton Dickinson and Co	12,082	730
			Hess Corp	6,013	330
Johnson & Johnson	207,368	10,858
			Murphy Oil Corp	44,325	2,115

Varian Medical Systems Inc (a)	33,862	1,130

					54,215

		13,308

			Oil Refining & Marketing (1.58%)
Metal - Copper (0.21%)
			Frontier Oil Corp	78,275	995
Freeport-McMoRan Copper & Gold Inc	18,931	807
			Sunoco Inc	70,916	1,880
Southern Copper Corp	38,230	710

			Tesoro Corp	159,859	2,438
		1,517

			Valero Energy Corp	301,135	5,974

Metal Processors & Fabrication (0.06%)					11,287

Commercial Metals Co	27,306	406
			Paper & Related Products (0.15%)

Multi-Line Insurance (0.74%)			Rayonier Inc	27,802	1,074

HCC Insurance Holdings Inc	4,322	103

Loews Corp	142,897	3,557	Pharmacy Services (0.34%)
			Medco Health Solutions Inc (a)	55,821	2,431
MetLife Inc	47,164	1,403

Old Republic International Corp	25,256	237

			Property & Casualty Insurance (0.66%)
		5,300

			Chubb Corp	18,422	718

Multimedia (1.68%)			First American Corp	25,154	706

News Corp	170,579	1,409	Travelers Cos Inc/The	80,126	3,296

Time Warner Inc	268,141	5,854			4,720

Walt Disney Co/The	215,854	4,727

			Regional Banks (1.95%)
		11,990

			Comerica Inc	86,882	1,823

Networking Products (1.93%)			US Bancorp	216,940	3,953

Cisco Systems Inc (a)	711,992	13,756	Wells Fargo & Co	407,203	8,148

					13,924

Oil - Field Services (1.20%)

Exterran Holdings Inc (a)	26,073	538	Reinsurance (0.03%)
			Berkshire Hathaway Inc - Class A (a)	2	188
Halliburton Co	76,700	1,551

Schlumberger Ltd	132,059	6,470

			REITS - Apartments (0.17%)
		8,559

			Equity Residential	51,971	1,190

Oil & Gas Drilling (0.26%)

Noble Corp	18,263	499	REITS - Diversified (0.11%)

Patterson-UTI Energy Inc	26,768	340	Liberty Property Trust	32,882	800

Transocean Ltd (a)	15,450	1,043

			REITS - Healthcare (0.17%)
		1,882

			Nationwide Health Properties Inc	50,005	1,235
Oil Company - Exploration & Production (2.46%)

Anadarko Petroleum Corp	19,851	855	REITS - Office Property (0.13%)

Apache Corp	50,906	3,709	SL Green Realty Corp	53,873	951

Cimarex Energy Co	34,294	922

Devon Energy Corp	85,444	4,430	REITS - Shopping Centers (0.19%)

Occidental Petroleum Corp	113,179	6,371	Federal Realty Investment Trust	5,393	297

See accompanying notes

291

Schedule of Investments LargeCap Blend Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

REITS - Shopping Centers (continued)			Semiconductor Component - Integrated

Regency Centers Corp	28,459 $	1,066	Circuits (continued)

			Marvell Technology Group Ltd (a)	26,484 $	291

		1,363

					1,045

Retail - Apparel & Shoe (0.62%)

Ross Stores Inc	116,149	4,407	Steel - Producers (0.33%)
			Reliance Steel & Aluminum Co	46,054	1,623

Retail - Auto Parts (0.14%)			Schnitzer Steel Industries Inc	14,858	736

Advance Auto Parts Inc	22,097	967			2,359

			Steel - Specialty (0.11%)
Retail - Automobile (0.02%)
			Allegheny Technologies Inc	24,577	804
Copart Inc (a)	4,395	138

			Telecommunication Equipment (0.10%)
Retail - Bedding (0.04%)
			Tellabs Inc (a)	129,943	681
Bed Bath & Beyond Inc (a)	10,011	305

			Telecommunication Services (0.65%)
Retail - Bookstore (0.15%)
			Embarq Corp	127,540	4,663
Barnes & Noble Inc	42,232	1,103

			Telephone - Integrated (3.32%)
Retail - Discount (4.21%)
			AT&T Inc	485,230	12,432
BJ's Wholesale Club Inc (a)	82,561	2,753
			Sprint Nextel Corp (a)	714,310	3,114
Costco Wholesale Corp	101,449	4,930
			Telephone & Data Systems Inc	7,891	226
Dollar Tree Inc (a)	23,879	1,011
			Verizon Communications Inc	261,223	7,926

Family Dollar Stores Inc	186,803	6,200
					23,698

Wal-Mart Stores Inc	300,584	15,149

		30,043	Television (0.09%)

			CBS Corp	93,178	656
Retail - Jewelry (0.05%)

Signet Jewelers Ltd	23,744	377	Tobacco (2.21%)

			Altria Group Inc	20,246	331
Retail - Major Department Store (0.37%)
			Lorillard Inc	114,851	7,250
TJX Cos Inc	93,988	2,629
			Philip Morris International Inc	225,654	8,169

Retail - Pet Food & Supplies (0.60%)					15,750

PetSmart Inc	188,439	4,311	Transport - Rail (0.15%)

			Burlington Northern Santa Fe Corp	15,571	1,051
Retail - Regional Department Store (0.22%)

Kohl's Corp (a)	7,802	354	Transport - Services (1.86%)

Macy's Inc	90,621	1,239	CH Robinson Worldwide Inc	48,319	2,569

		1,593	Expeditors International of Washington Inc	75,887	2,634

Retail - Restaurants (1.92%)			FedEx Corp	53,235	2,979

Darden Restaurants Inc	3,000	111	United Parcel Service Inc	97,929	5,125

McDonald's Corp	120,132	6,402			13,307

Panera Bread Co (a)	37,141	2,080	Transport - Truck (0.45%)

Yum! Brands Inc	152,484	5,085	JB Hunt Transport Services Inc	113,550	3,193

		13,678

			Web Portals (1.36%)
Savings & Loans - Thrifts (0.16%)
			Google Inc (a)	22,236	8,805
Hudson City Bancorp Inc	92,797	1,166
			Sohu.com Inc (a)	16,791	875

Semiconductor Component - Integrated Circuits (0.15%)					9,680

Cypress Semiconductor Corp (a)	40,070	317	Wireless Equipment (0.88%)

Integrated Device Technology Inc (a)	80,461	437	Motorola Inc	133,188	737

See accompanying notes

292

Schedule of Investments LargeCap Blend Fund I

April 30, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Sector	Percent

	Shares	Value
	Held	(000's)	Consumer, Non-cyclical	21.71%

			Financial	14.63%
COMMON STOCKS (continued)			Energy	13.10%
Wireless Equipment (continued)			Communications	13.05%
Qualcomm Inc	131,333 $	5,558	Technology	13.04%

			Consumer, Cyclical	10.49%

		6,295	Industrial	9.40%

X-Ray Equipment (0.24%)			Basic Materials	2.62%
			Utilities	2.52%
Hologic Inc (a)	117,564	1,747	Liabilities in Excess of Other Assets, Net	(0.56%)

TOTAL COMMON STOCKS	$ 691,450		TOTAL NET ASSETS	100.00%

	Principal
			Other Assets Summary (unaudited)

	Amount	Value
	(000's)	(000's)	Asset Type	Percent

			Futures	2.90%
REPURCHASE AGREEMENTS (3.67%)
Diversified Banking Institutions (3.67%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $8,915,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 8,740$	8,740
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $8,915,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	8,740	8,740
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $8,915,000; 1.00% - 7.125%; dated
05/04/09 - 02/15/30)	8,739	8,739

		26,219

TOTAL REPURCHASE AGREEMENTS	$ 26,219

Total Investments	$ 717,669
Liabilities in Excess of Other Assets, Net - (0.56)%		(4,004)

TOTAL NET ASSETS - 100.00%	$ 713,665

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 32,519
Unrealized Depreciation		(168,788)

Net Unrealized Appreciation (Depreciation)		(136,269)
Cost for federal income tax purposes		853,938
All dollar amounts are shown in thousands (000's)

See accompanying notes

293

Schedule of Investments
LargeCap Blend Fund I
April 30, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; June 2009	Buy	95	$ 20,671	$ 20,662	$ (9)
All dollar amounts are shown in thousands (000's)

See accompanying notes

294

Schedule of Investments LargeCap Blend Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.44%)			COMMON STOCKS (continued)
Advertising Agencies (0.29%)			Beverages - Non-Alcoholic (continued)
Omnicom Group Inc	53,300$	1,677	Coca-Cola Enterprises Inc	60,500 $	1,032
			Pepsi Bottling Group Inc	32,100	1,004
Advertising Sales (0.04%)			PepsiCo Inc	136,500	6,792

Lamar Advertising Co (a)	14,400	243			16,017

Aerospace & Defense (1.66%)			Broadcasting Services & Programming (0.23%)
Boeing Co/The	44,700	1,790	Discovery Communications Inc - A Shares (a)	23,150	440
General Dynamics Corp	27,140	1,402	Discovery Communications Inc - C Shares (a)	34,550	605
Lockheed Martin Corp	35,600	2,796	Scripps Networks Interactive	11,400	313

Northrop Grumman Corp	35,600	1,721			1,358

Raytheon Co	20,800	941	Building - Residential & Commercial (0.13%)
Rockwell Collins Inc	27,200	1,043	KB Home	14,600	264

		9,693	Lennar Corp	51,900	505

Aerospace & Defense Equipment (0.79%)					769

Goodrich Corp	15,900	704	Building Products - Wood (0.13%)
United Technologies Corp	79,600	3,888	Masco Corp	84,100	745

		4,592

			Cable/Satellite TV (0.82%)
Agricultural Chemicals (0.79%)
			Cablevision Systems Corp	43,000	738
Monsanto Co	45,000	3,820
			DIRECTV Group Inc/The (a)	18,300	453
Mosaic Co/The	4,200	170
			Time Warner Cable Inc	111,701	3,600

Potash Corp of Saskatchewan Inc	7,100	614

					4,791

		4,604

			Casino Hotels (0.04%)
Agricultural Operations (0.10%)
			MGM Mirage (a)	27,936	234
Archer-Daniels-Midland Co	23,200	571
			Casino Services (0.12%)
Airlines (0.11%)
			International Game Technology	57,100	705
Southwest Airlines Co	95,900	669
			Cellular Telecommunications (0.32%)
Apparel Manufacturers (0.18%)
			MetroPCS Communications Inc (a)	99,900	1,708
Coach Inc	42,600	1,044
			NII Holdings Inc (a)	10,100	163

Applications Software (3.27%)					1,871

Microsoft Corp	729,800	14,786	Chemicals - Diversified (0.50%)
Red Hat Inc (a)	144,900	2,502	Dow Chemical Co/The	49,800	797
Salesforce.com Inc (a)	41,800	1,790	EI Du Pont de Nemours & Co	75,500	2,106

		19,078			2,903

Athletic Footwear (0.23%)			Chemicals - Specialty (0.12%)
NIKE Inc	25,900	1,359	International Flavors & Fragrances Inc	10,000	312
			Sigma-Aldrich Corp	8,900	390

Audio & Video Products (0.02%)
					702

Harman International Industries Inc	7,700	140
			Coal (0.24%)
Auto - Medium & Heavy Duty Trucks (0.16%)			Consol Energy Inc	35,800	1,120
Paccar Inc	26,400	936	Peabody Energy Corp	9,900	261

					1,381

Auto/Truck Parts & Equipment - Original (0.20%)
			Coatings & Paint (0.00%)
Johnson Controls Inc	62,600	1,190
			Sherwin-Williams Co/The	400	23
Beverages - Non-Alcoholic (2.75%)
Coca-Cola Co/The	167,000	7,189

See accompanying notes

295

Schedule of Investments LargeCap Blend Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (0.18%)			Dialysis Centers (0.05%)
First Horizon National Corp	65,872 $	758	DaVita Inc (a)	6,700 $	311
Marshall & Ilsley Corp	49,198	285

		1,043	Disposable Medical Products (0.16%)

			CR Bard Inc	13,400	960
Commercial Services (0.05%)
Quanta Services Inc (a)	12,600	286	Distribution & Wholesale (0.05%)
			Genuine Parts Co	8,000	272
Commercial Services - Finance (1.11%)
Automatic Data Processing Inc	38,000	1,338	Diversified Banking Institutions (4.38%)
H&R Block Inc	19,200	291	Bank of America Corp	680,938	6,081
Mastercard Inc	9,600	1,761	Goldman Sachs Group Inc/The	43,000	5,526
Moody's Corp	13,800	407	JP Morgan Chase & Co	353,828	11,676
Paychex Inc	24,300	656	Morgan Stanley	95,700	2,262

Visa Inc	11,700	760			25,545

Western Union Co/The	75,800	1,270

			Diversified Manufacturing Operations (3.20%)
		6,483

			3M Co	69,800	4,020
Computer Aided Design (0.68%)			Danaher Corp	54,700	3,197
Autodesk Inc (a)	198,000	3,948	General Electric Co	591,300	7,480
			Honeywell International Inc	64,100	2,001
Computer Services (0.35%)
			Illinois Tool Works Inc	21,200	695
Accenture Ltd	64,900	1,910
			ITT Corp	15,500	636
Computer Sciences Corp (a)	3,000	111

			Tyco International Ltd	25,525	606

		2,021

					18,635

Computers (4.84%)
			E-Commerce - Products (0.75%)
Apple Inc (a)	73,700	9,274
			Amazon.com Inc (a)	54,000	4,348
Dell Inc (a)	207,000	2,405
Hewlett-Packard Co	171,600	6,174	E-Commerce - Services (0.19%)
IBM Corp	100,300	10,352	Expedia Inc (a)	81,500	1,109

		28,205

			Electric - Generation (0.06%)
Computers - Memory Devices (0.34%)
			AES Corp/The	50,200	355
EMC Corp/Massachusetts (a)	157,200	1,970

			Electric - Integrated (2.91%)
Consumer Products - Miscellaneous (0.87%)
			Allegheny Energy Inc	31,700	822
Clorox Co	26,600	1,491
			American Electric Power Co Inc	66,400	1,752
Fortune Brands Inc	26,400	1,038
			Constellation Energy Group Inc	41,700	1,004
Kimberly-Clark Corp	52,300	2,570

			Duke Energy Corp	72,300	998
		5,099

			Entergy Corp	28,000	1,814
Cosmetics & Toiletries (2.39%)			Exelon Corp	37,600	1,734
Avon Products Inc	97,900	2,228	FirstEnergy Corp	25,000	1,022
Colgate-Palmolive Co	23,000	1,357	FPL Group Inc	40,000	2,152
Procter & Gamble Co	208,842	10,325	Pinnacle West Capital Corp	17,600	482

		13,910	PPL Corp	53,900	1,612

Data Processing & Management (0.17%)			Progress Energy Inc	14,600	498
Fidelity National Information Services Inc	20,500	366	Public Service Enterprise Group Inc	38,900	1,161
Fiserv Inc (a)	17,000	634	Southern Co/The	41,000	1,184

		1,000	TECO Energy Inc	70,600	748

					16,983

Dental Supplies & Equipment (0.08%)
DENTSPLY International Inc	16,000	458

See accompanying notes

296

Schedule of Investments LargeCap Blend Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric Products - Miscellaneous (0.21%)			Food - Miscellaneous/Diversified (0.53%)
Emerson Electric Co	36,100 $	1,229	Kraft Foods Inc	132,042 $	3,090

Electronic Components - Miscellaneous (0.46%)			Food - Retail (0.21%)
Tyco Electronics Ltd	153,625	2,679	Kroger Co/The	32,300	698
			SUPERVALU Inc	32,700	535

Electronic Components - Semiconductors (1.81%)					1,233

Advanced Micro Devices Inc (a)	162,700	587
			Food - Wholesale & Distribution (0.21%)
Broadcom Corp (a)	15,900	369
			Sysco Corp	52,800	1,232
Intel Corp	358,200	5,653
MEMC Electronic Materials Inc (a)	19,200	311
			Forestry (0.10%)
Micron Technology Inc (a)	98,000	478	Weyerhaeuser Co	16,600	585
National Semiconductor Corp	58,000	718
Nvidia Corp (a)	11,700	134	Gas - Distribution (0.37%)
Texas Instruments Inc	105,000	1,896	Centerpoint Energy Inc	64,700	688
Xilinx Inc	20,000	409	NiSource Inc	21,800	240

		10,555	Sempra Energy	26,700	1,229

Electronic Measurement Instruments (0.11%)					2,157

Agilent Technologies Inc (a)	35,200	643	Gold Mining (0.25%)
			Newmont Mining Corp	35,900	1,445
Engineering - Research & Development Services (0.20%)
Fluor Corp	15,900	602	Hazardous Waste Disposal (0.14%)
Foster Wheeler AG (a)	16,000	344	Stericycle Inc (a)	16,700	786
McDermott International Inc (a)	13,800	223

		1,169	Hotels & Motels (0.37%)

			Marriott International Inc/DE	91,700	2,160
Entertainment Software (0.12%)
Electronic Arts Inc (a)	34,100	694	Human Resources (0.13%)
			Monster Worldwide Inc (a)	10,300	142
Fiduciary Banks (0.75%)
			Robert Half International Inc	26,200	629

Bank of New York Mellon Corp/The	66,300	1,689
					771

Northern Trust Corp	29,700	1,615
State Street Corp	31,400	1,072	Independent Power Producer (0.21%)

		4,376	NRG Energy Inc (a)	68,400	1,230

Finance - Consumer Loans (0.15%)			Industrial Gases (0.49%)
SLM Corp (a)	181,000	874	Praxair Inc	38,300	2,858

Finance - Credit Card (0.46%)			Instruments - Scientific (0.09%)
American Express Co	105,800	2,668	Waters Corp (a)	11,800	521

Finance - Investment Banker & Broker (0.43%)			Insurance Brokers (0.50%)
Charles Schwab Corp/The	134,100	2,478	Aon Corp	49,600	2,093
			Marsh & McLennan Cos Inc	39,700	837

Finance - Other Services (0.30%)
					2,930

CME Group Inc	4,070	901
IntercontinentalExchange Inc (a)	6,500	569	Internet Security (0.24%)
NASDAQ OMX Group Inc/The (a)	15,900	306	VeriSign Inc (a)	68,200	1,404

		1,776

			Investment Management & Advisory Services (0.50%)
Food - Confectionery (0.16%)			Ameriprise Financial Inc	43,500	1,146
JM Smucker Co/The	23,410	922	Franklin Resources Inc	7,700	466

See accompanying notes

297

Schedule of Investments LargeCap Blend Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Investment Management & Advisory Services			Medical Products (3.03%)
(continued)			Baxter International Inc	57,600 $	2,794
Invesco Ltd	88,300 $	1,300

			Becton Dickinson and Co	14,600	883
		2,912

			Covidien Ltd	55,925	1,844
Life & Health Insurance (0.33%)			Hospira Inc (a)	11,500	378
Aflac Inc	51,300	1,482	Johnson & Johnson	205,600	10,765
Lincoln National Corp	37,800	425	Stryker Corp	25,100	972

		1,907			17,636

Machinery - Farm (0.44%)			Metal - Copper (0.34%)
Deere & Co	61,900	2,554	Freeport-McMoRan Copper & Gold Inc	47,110	2,009

Medical - Biomedical/Gene (2.15%)			Metal Processors & Fabrication (0.08%)
Amgen Inc (a)	74,500	3,611	Precision Castparts Corp	6,500	487
Biogen Idec Inc (a)	22,100	1,068
Celgene Corp (a)	54,800	2,341	Motion Pictures & Services (0.01%)
Genzyme Corp (a)	4,200	224	Ascent Media Corp (a)	2,685	69
Gilead Sciences Inc (a)	98,700	4,520
			Motorcycle/Motor Scooter (0.23%)
Life Technologies Corp (a)	13,900	519
			Harley-Davidson Inc	60,400	1,338
Vertex Pharmaceuticals Inc (a)	7,500	231

		12,514	Multi-Line Insurance (0.34%)

Medical - Drugs (4.86%)			Assurant Inc	8,300	203
Abbott Laboratories	100,500	4,206	Hartford Financial Services Group Inc	18,500	212
Allergan Inc/United States	35,500	1,656	Loews Corp	32,700	814
Bristol-Myers Squibb Co	157,400	3,022	MetLife Inc	25,900	770

Cephalon Inc (a)	8,800	577			1,999

Eli Lilly & Co	71,900	2,367	Multimedia (1.16%)
Merck & Co Inc/NJ	196,500	4,763	Liberty Media Corp - Entertainment (a)	7,600	185
Pfizer Inc	211,800	2,830	McGraw-Hill Cos Inc/The	23,400	705
Schering-Plough Corp	158,400	3,646	News Corp	58,000	479
Wyeth	124,400	5,275	Time Warner Inc	126,566	2,763

		28,342	Viacom Inc (a)	24,700	475

Medical - HMO (1.11%)			Walt Disney Co/The	98,200	2,151

Aetna Inc	23,800	524			6,758

CIGNA Corp	31,300	617	Networking Products (1.27%)
Humana Inc (a)	21,300	613	Cisco Systems Inc (a)	232,100	4,484
UnitedHealth Group Inc	71,400	1,679	Juniper Networks Inc (a)	133,800	2,897

WellPoint Inc (a)	70,700	3,023			7,381

		6,456

			Non-Hazardous Waste Disposal (0.68%)
Medical - Wholesale Drug Distribution (0.40%)			Republic Services Inc	190,100	3,992
Cardinal Health Inc	25,000	845
McKesson Corp	39,700	1,469	Oil - Field Services (1.67%)

		2,314	Baker Hughes Inc	47,200	1,680

			BJ Services Co	62,900	874
Medical Instruments (0.98%)
Boston Scientific Corp (a)	65,100	548	Schlumberger Ltd	125,400	6,143
Intuitive Surgical Inc (a)	4,100	589	Smith International Inc	40,400	1,044

Medtronic Inc	97,700	3,126			9,741

St Jude Medical Inc (a)	42,500	1,425	Oil & Gas Drilling (0.13%)

		5,688	Diamond Offshore Drilling Inc	5,500	398

See accompanying notes

298

Schedule of Investments
LargeCap Blend Fund II
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil & Gas Drilling (continued)			Regional Banks (continued)
Nabors Industries Ltd (a)	21,900 $	333	Keycorp	132,600 $	816

		731	PNC Financial Services Group Inc	8,000	318

			SunTrust Banks Inc	34,000	491
Oil Company - Exploration & Production (2.04%)
Cabot Oil & Gas Corp	25,500	770	US Bancorp	109,500	1,995
Devon Energy Corp	24,300	1,260	Wells Fargo & Co	200,413	4,010

EOG Resources Inc	35,800	2,273			8,169

Newfield Exploration Co (a)	49,600	1,546	REITS - Apartments (0.18%)
Occidental Petroleum Corp	49,500	2,786	Equity Residential	45,100	1,032
Range Resources Corp	13,700	548
XTO Energy Inc	78,957	2,737	REITS - Office Property (0.14%)

		11,920	Boston Properties Inc	16,400	811

Oil Company - Integrated (7.69%)			REITS - Regional Malls (0.31%)
Chevron Corp	169,700	11,217	Simon Property Group Inc	35,094	1,811
ConocoPhillips	67,500	2,768
Exxon Mobil Corp	392,200	26,148	REITS - Shopping Centers (0.06%)
Hess Corp	19,200	1,052	Kimco Realty Corp	29,100	350
Murphy Oil Corp	51,000	2,433
Suncor Energy Inc	48,400	1,227	Retail - Apparel & Shoe (0.20%)

			Gap Inc/The	75,300	1,170
		44,845

Oil Field Machinery & Equipment (0.23%)			Retail - Auto Parts (0.20%)
FMC Technologies Inc (a)	39,100	1,338	AutoZone Inc (a)	7,100	1,181

Oil Refining & Marketing (0.19%)			Retail - Bedding (0.38%)
Sunoco Inc	5,500	146	Bed Bath & Beyond Inc (a)	72,400	2,202
Valero Energy Corp	49,300	978

		1,124	Retail - Building Products (1.42%)

			Home Depot Inc	149,200	3,927
Paper & Related Products (0.20%)
			Lowe's Cos Inc	201,800	4,339

International Paper Co	59,500	753
					8,266

MeadWestvaco Corp	25,500	400

		1,153	Retail - Consumer Electronics (0.05%)

			Best Buy Co Inc	8,100	311
Pharmacy Services (0.63%)
Express Scripts Inc (a)	28,400	1,817	Retail - Discount (1.69%)
Medco Health Solutions Inc (a)	42,600	1,855	Costco Wholesale Corp	13,800	670

		3,672	Wal-Mart Stores Inc	181,700	9,158

Pipelines (0.41%)					9,828

Spectra Energy Corp	99,900	1,449	Retail - Drug Store (1.00%)
Williams Cos Inc	64,700	912	CVS Caremark Corp	149,194	4,741

		2,361	Walgreen Co	34,300	1,078

Property & Casualty Insurance (0.70%)					5,819

Chubb Corp	38,400	1,496	Retail - Office Supplies (0.06%)
Travelers Cos Inc/The	63,471	2,611	Staples Inc	17,800	367

		4,107

			Retail - Regional Department Store (0.44%)
Quarrying (0.11%)
			Kohl's Corp (a)	56,800	2,576
Vulcan Materials Co	13,400	637
			Retail - Restaurants (1.29%)
Regional Banks (1.40%)
			McDonald's Corp	70,300	3,746
Comerica Inc	25,700	539
See accompanying notes

299

Schedule of Investments
LargeCap Blend Fund II
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Restaurants (continued)			Transport - Rail (continued)
Starbucks Corp (a)	127,900 $	1,850	Union Pacific Corp	57,600 $	2,830

Yum! Brands Inc	58,200	1,941			4,884

		7,537

			Transport - Services (1.22%)
Schools (0.16%)			CH Robinson Worldwide Inc	13,600	723
Apollo Group Inc (a)	14,900	938	Expeditors International of Washington Inc	38,200	1,326
			United Parcel Service Inc	96,500	5,051

Semiconductor Component - Integrated Circuits (0.41%)					7,100

Analog Devices Inc	38,000	809
			Web Portals (1.22%)
Linear Technology Corp	12,500	272
			Google Inc (a)	17,900	7,088
Marvell Technology Group Ltd (a)	72,600	797
Maxim Integrated Products Inc	39,300	533

			Wireless Equipment (1.61%)
		2,411	American Tower Corp (a)	30,892	981

Semiconductor Equipment (0.31%)			Crown Castle International Corp (a)	55,200	1,353
Applied Materials Inc	104,300	1,273	Motorola Inc	213,300	1,180
Kla-Tencor Corp	18,200	505	Qualcomm Inc	138,400	5,857

		1,778			9,371

Steel - Producers (0.41%)			TOTAL COMMON STOCKS	$ 568,045

AK Steel Holding Corp	20,800	271		Principal
Nucor Corp	41,400	1,684
				Amount	Value
United States Steel Corp	17,100	454		(000's)	(000's)

		2,409	U.S. GOVERNMENT & GOVERNMENT AGENCY

Telecommunication Equipment - Fiber Optics (0.47%)			OBLIGATIONS (0.10%)
			U.S. Treasury Bill (0.10%)
Corning Inc	141,600	2,070
			0.32%, 10/22/2009 (b)	$ 600	599

JDS Uniphase Corp (a)	143,100	660

			TOTAL U.S. GOVERNMENT & GOVERNMENT
		2,730

			AGENCY OBLIGATIONS	$ 599

Telephone - Integrated (3.06%)			REPURCHASE AGREEMENTS (2.40%)
AT&T Inc	546,510	14,002	Diversified Banking Institutions (2.40%)
Sprint Nextel Corp (a)	594,000	2,590	Investment in Joint Trading Account; Bank
Verizon Communications Inc	41,400	1,256	of America Repurchase Agreement; 0.15%

		17,848	dated 04/30/09 maturing 05/01/09

			(collateralized by Sovereign Agency
Therapeutics (0.05%)			Issues; $4,757,000; 0.00% - 5.87%; dated
Warner Chilcott Ltd (a)	30,500	299	09/11/09 - 01/22/37)	$ 4,663$	4,663
			Investment in Joint Trading Account;
Tobacco (1.77%)			Deutsche Bank Repurchase Agreement;
Altria Group Inc	186,400	3,044	0.15% dated 04/30/09 maturing 05/01/09
			(collateralized by Sovereign Agency
Lorillard Inc	13,800	871	Issues; $4,757,000; 0.93% - 5.00%; dated
Philip Morris International Inc	177,200	6,415	03/30/10 - 01/08/14)	4,663	4,663

		10,330

Tools - Hand Held (0.07%)
Stanley Works/The	10,500	399

Toys (0.06%)
Hasbro Inc	12,900	344

Transport - Rail (0.84%)
Burlington Northern Santa Fe Corp	12,900	871
CSX Corp	26,700	790
Norfolk Southern Corp	11,000	393

See accompanying notes

300

Schedule of Investments LargeCap Blend Fund II April 30, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $4,757,000; 1.00% - 7.125%; dated
05/04/09 - 02/15/30)	$ 4,664$	4,664

		13,990

TOTAL REPURCHASE AGREEMENTS	$ 13,990

Total Investments	$ 582,634
Other Assets in Excess of Liabilities, Net - 0.06%		342

TOTAL NET ASSETS - 100.00%	$ 582,976

(a) Non-Income Producing Security
(b) Rate shown is the discount rate.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 34,735
Unrealized Depreciation		(184,975)

Net Unrealized Appreciation (Depreciation)		(150,240)
Cost for federal income tax purposes		732,874
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		23.84%
Financial		13.51%
Energy		12.60%
Technology		12.29%
Communications		11.66%
Industrial		10.31%
Consumer, Cyclical		8.75%
Utilities		3.56%
Basic Materials		3.32%
Government		0.10%
Other Assets in Excess of Liabilities, Net		0.06%

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type		Percent

Futures		2.39%

		Futures Contracts

					Current	Unrealized
				Original	Market	Appreciation/
Type		Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; June 2009		Buy	64	$ 13,926	$ 13,920	$ (6)
All dollar amounts are shown in thousands (000's)

See accompanying notes

301

Schedule of Investments LargeCap Growth Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.31%)			COMMON STOCKS (continued)
Agricultural Chemicals (1.06%)			Gold Mining (1.87%)
Monsanto Co	244,056 $	20,718	Newmont Mining Corp	912,000 $	36,699

Airlines (1.34%)			Instruments - Scientific (1.62%)
Delta Air Lines Inc (a)	4,267,872	26,333	Thermo Fisher Scientific Inc (a)	905,700	31,772

Athletic Footwear (1.59%)			Internet Security (1.56%)
NIKE Inc	593,542	31,143	Symantec Corp (a)	1,768,600	30,508

Beverages - Non-Alcoholic (3.96%)			Medical - Biomedical/Gene (4.36%)
Coca-Cola Co/The	878,803	37,833	Amgen Inc (a)	844,900	40,952
Hansen Natural Corp (a)	503,000	20,502	Gilead Sciences Inc (a)	430,700	19,726
PepsiCo Inc	386,000	19,207	Myriad Genetics Inc (a)	634,000	24,593

		77,542			85,271

Commercial Services - Finance (6.25%)			Medical - Drugs (2.71%)
Mastercard Inc	319,481	58,609	Bristol-Myers Squibb Co	1,347,000	25,862
Visa Inc	980,532	63,695	Cephalon Inc (a)	416,000	27,294

		122,304			53,156

Computers (8.69%)			Medical - Generic Drugs (1.27%)
Apple Inc (a)	693,807	87,302	Mylan Inc/PA (a)	1,874,000	24,831
Hewlett-Packard Co	921,699	33,162
Research In Motion Ltd (a)	713,610	49,596	Medical Instruments (3.84%)

		170,060	Boston Scientific Corp (a)	3,069,000	25,810

			Intuitive Surgical Inc (a)	155,271	22,317
Computers - Memory Devices (1.47%)
			St Jude Medical Inc (a)	809,025	27,119

EMC Corp/Massachusetts (a)	2,290,000	28,694
					75,246

Diversified Banking Institutions (8.74%)			Medical Products (1.82%)
Goldman Sachs Group Inc/The	362,328	46,559	Baxter International Inc	733,800	35,589
JP Morgan Chase & Co	2,725,205	89,932
Morgan Stanley	1,464,000	34,609	Metal - Copper (1.56%)

		171,100	Freeport-McMoRan Copper & Gold Inc	714,000	30,452

E-Commerce - Products (2.86%)			Networking Products (3.16%)
Amazon.com Inc (a)	694,600	55,929	Cisco Systems Inc (a)	3,205,480	61,930

E-Commerce - Services (1.18%)			Oil & Gas Drilling (1.96%)
Priceline.com Inc (a)	238,000	23,107	Transocean Ltd (a)	568,300	38,349

Electronic Components - Semiconductors (2.23%)			Oil Company - Exploration & Production (1.36%)
Broadcom Corp (a)	1,886,000	43,736	Chesapeake Energy Corp	1,349,500	26,599

Electronic Connectors (1.50%)			Property & Casualty Insurance (0.91%)
Amphenol Corp	866,490	29,322	Fidelity National Financial Inc	981,389	17,793

Energy - Alternate Sources (2.21%)			Regional Banks (1.36%)
First Solar Inc (a)	231,400	43,339	PNC Financial Services Group Inc	669,139	26,565

Entertainment Software (1.58%)			Retail - Auto Parts (1.08%)
Activision Blizzard Inc (a)	2,879,400	31,011	AutoZone Inc (a)	127,000	21,132

See accompanying notes

302

Schedule of Investments LargeCap Growth Fund April 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Retail - Bedding (1.00%)			Diversified Banking Institutions (continued)
Bed Bath & Beyond Inc (a)	642,000 $	19,530	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Retail - Building Products (0.98%)			0.12% dated 04/30/09 maturing 05/01/09
Home Depot Inc	732,000	19,266	(collateralized by Sovereign Agency
			Issues; $18,610,000; 1.00% - 7.125%;
			dated 05/04/09 - 02/15/30)	$ 18,245$	18,245

Retail - Consumer Electronics (1.92%)
					54,735
Best Buy Co Inc	978,000	37,536

			TOTAL REPURCHASE AGREEMENTS	$ 54,735

Retail - Discount (0.90%)			Total Investments	$ 1,960,061
Dollar Tree Inc (a)	418,000	17,698
			Liabilities in Excess of Other Assets, Net - (0.10)%		(1,980)

Retail - Regional Department Store (1.93%)			TOTAL NET ASSETS - 100.00%	$ 1,958,081

Kohl's Corp (a)	835,000	37,867

			(a) Non-Income Producing Security
Retail - Restaurants (2.37%)
McDonald's Corp	871,052	46,418
			Unrealized Appreciation (Depreciation)
Schools (1.46%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:
Apollo Group Inc (a)	454,000	28,579

			Unrealized Appreciation	$ 142,440
Semiconductor Component - Integrated Circuits (1.51%)
			Unrealized Depreciation		(325,173)

Marvell Technology Group Ltd (a)	2,688,000	29,514
			Net Unrealized Appreciation (Depreciation)		(182,733)
Telephone - Integrated (1.18%)			Cost for federal income tax purposes		2,142,794
Sprint Nextel Corp (a)	5,317,122	23,183	All dollar amounts are shown in thousands (000's)

Transport - Rail (1.18%)			Portfolio Summary (unaudited)

Union Pacific Corp	469,900	23,091	Sector		Percent

			Consumer, Non-cyclical		25.66%
Web Portals (3.14%)			Communications		17.72%
Google Inc (a)	155,390	61,530	Technology		15.48%
			Financial		13.80%
			Consumer, Cyclical		13.12%
Wireless Equipment (4.64%)			Energy		5.53%
American Tower Corp (a)	729,200	23,159	Basic Materials		4.49%
Qualcomm Inc	1,600,300	67,725	Industrial		4.30%

		90,884	Liabilities in Excess of Other Assets, Net		(0.10%)

			TOTAL NET ASSETS		100.00%

TOTAL COMMON STOCKS	$ 1,905,326

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (2.79%)
Diversified Banking Institutions (2.79%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $18,610,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 18,245$	18,245
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $18,610,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	18,245	18,245

See accompanying notes

303

Schedule of Investments LargeCap Growth Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.31%)			COMMON STOCKS (continued)
Aerospace & Defense (0.91%)			Energy - Alternate Sources (0.70%)
Lockheed Martin Corp	153,800 $	12,078	First Solar Inc (a)	49,500 $	9,271

Agricultural Chemicals (0.75%)			Engineering - Research & Development Services (0.39%)
Monsanto Co	117,200	9,949	Fluor Corp	138,700	5,253

Applications Software (3.65%)			Fiduciary Banks (1.90%)
Microsoft Corp	1,594,400	32,302	Bank of New York Mellon Corp/The	307,500	7,835
Salesforce.com Inc (a)	382,800	16,388	State Street Corp	513,012	17,509

		48,690			25,344

Athletic Footwear (0.49%)			Finance - Credit Card (0.86%)
NIKE Inc	125,400	6,580	American Express Co	451,500	11,387

Cellular Telecommunications (1.36%)			Finance - Investment Banker & Broker (1.04%)
MetroPCS Communications Inc (a)	1,062,270	18,154	Charles Schwab Corp/The	749,037	13,842

Commercial Services - Finance (1.94%)			Hotels & Motels (2.29%)
Mastercard Inc	84,500	15,501	Marriott International Inc/DE	1,295,200	30,515
Western Union Co/The	619,500	10,377

		25,878	Independent Power Producer (1.06%)

			NRG Energy Inc (a)	785,800	14,129
Computer Services (1.78%)
Accenture Ltd	807,100	23,752	Industrial Gases (2.28%)
			Praxair Inc	406,900	30,359
Computers (5.98%)
Apple Inc (a)	472,100	59,404	Investment Management & Advisory Services (0.99%)
Research In Motion Ltd (a)	291,200	20,239	Franklin Resources Inc	218,800	13,233

		79,643

			Medical - Biomedical/Gene (5.32%)
Distribution & Wholesale (0.26%)
			Amgen Inc (a)	165,600	8,027
Fastenal Co	91,400	3,506
			Celgene Corp (a)	472,393	20,181
Diversified Banking Institutions (3.48%)			Gilead Sciences Inc (a)	933,200	42,740

Goldman Sachs Group Inc/The	210,500	27,049			70,948

JP Morgan Chase & Co	412,500	13,613	Medical - Drugs (1.72%)
Morgan Stanley	239,800	5,669	Allergan Inc/United States	490,600	22,891

		46,331

			Medical - HMO (0.69%)
Diversified Manufacturing Operations (3.25%)
			WellPoint Inc (a)	213,500	9,129
Danaher Corp	740,800	43,292
			Medical - Wholesale Drug Distribution (1.47%)
E-Commerce - Products (4.04%)
			McKesson Corp	528,900	19,569
Amazon.com Inc (a)	668,200	53,804
			Medical Instruments (0.52%)
E-Commerce - Services (0.98%)
			Intuitive Surgical Inc (a)	48,300	6,942
Expedia Inc (a)	956,900	13,023
			Medical Products (1.52%)
Electronic Components - Semiconductors (3.98%)
			Baxter International Inc	172,800	8,381
Broadcom Corp (a)	956,600	22,184
			Stryker Corp	305,400	11,822

Intel Corp	614,700	9,700
					20,203

Xilinx Inc	1,037,178	21,200

		53,084	Networking Products (4.35%)

			Juniper Networks Inc (a)	2,674,220	57,897

See accompanying notes

304

Schedule of Investments LargeCap Growth Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil - Field Services (2.33%)			Transport - Services (continued)
Schlumberger Ltd	633,800 $	31,050	United Parcel Service Inc	189,500 $	9,919

					27,857

Oil Company - Exploration & Production (1.58%)
			Web Portals (3.14%)
EOG Resources Inc	330,500	20,980
			Google Inc (a)	105,800	41,894

Oil Company - Integrated (2.00%)
			Wireless Equipment (8.21%)
Petroleo Brasileiro SA ADR	526,700	14,210
			American Tower Corp (a)	1,319,600	41,910
Suncor Energy Inc	492,300	12,485

			Crown Castle International Corp (a)	883,400	21,661
		26,695

			Qualcomm Inc	1,083,359	45,848

Pharmacy Services (2.93%)					109,419

Medco Health Solutions Inc (a)	895,800	39,012
			TOTAL COMMON STOCKS	$ 1,283,313

Power Converter & Supply Equipment (0.51%)				Principal
Sunpower Corp - Class B (a)	269,100	6,824		Amount	Value
				(000's)	(000's)

Regional Banks (0.65%)
			REPURCHASE AGREEMENTS (3.57%)
Wells Fargo & Co	435,300	8,710
			Diversified Banking Institutions (3.57%)
			Investment in Joint Trading Account; Bank
Retail - Auto Parts (0.49%)			of America Repurchase Agreement; 0.15%
O'Reilly Automotive Inc (a)	169,000	6,566	dated 04/30/09 maturing 05/01/09
			(collateralized by Sovereign Agency
Retail - Bedding (1.42%)			Issues; $16,191,000; 0.00% - 5.87%; dated
Bed Bath & Beyond Inc (a)	623,800	18,976	09/11/09 - 01/22/37)	$ 15,874$	15,874
			Investment in Joint Trading Account;
Retail - Building Products (0.66%)			Deutsche Bank Repurchase Agreement;
			0.15% dated 04/30/09 maturing 05/01/09
Lowe's Cos Inc	408,600	8,785
			(collateralized by Sovereign Agency
			Issues; $16,191,000; 0.93% - 5.00%; dated
Retail - Discount (2.28%)			03/30/10 - 01/08/14)	15,874	15,874
Wal-Mart Stores Inc	603,300	30,406	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Retail - Drug Store (1.03%)			0.12% dated 04/30/09 maturing 05/01/09
CVS Caremark Corp	433,300	13,770	(collateralized by Sovereign Agency
			Issues; $16,191,000; 1.00% - 7.125%;
Retail - Regional Department Store (1.19%)			dated 05/04/09 - 02/15/30)	15,874	15,874

Kohl's Corp (a)	349,200	15,836			47,622

			TOTAL REPURCHASE AGREEMENTS	$ 47,622

Retail - Restaurants (1.00%)
			Total Investments	$ 1,330,935
Yum! Brands Inc	399,600	13,327
			Other Assets in Excess of Liabilities, Net - 0.12%		1,614

Schools (0.59%)			TOTAL NET ASSETS - 100.00%	$ 1,332,549

Apollo Group Inc (a)	125,800	7,919

Semiconductor Component - Integrated Circuits (2.05%)			(a) Non-Income Producing Security
Marvell Technology Group Ltd (a)	2,482,600	27,259

Semiconductor Equipment (1.68%)
ASML Holding NV	1,054,900	22,311

Telecommunication Equipment - Fiber Optics (0.53%)
Corning Inc	481,600	7,041

Transport - Services (2.09%)
Expeditors International of Washington Inc	516,800	17,938

See accompanying notes

305

	Schedule of Investments
	LargeCap Growth Fund I
	April 30, 2009 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 106,168
Unrealized Depreciation	(240,398)

Net Unrealized Appreciation (Depreciation)	(134,230)
Cost for federal income tax purposes	1,465,165
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Communications	22.61%
Technology	19.12%
Consumer, Non-cyclical	16.70%
Financial	12.49%
Consumer, Cyclical	11.13%
Industrial	7.15%
Energy	6.60%
Basic Materials	3.02%
Utilities	1.06%
Other Assets in Excess of Liabilities, Net	0.12%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	3.61%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; June 2009	Buy	221	$ 48,088	$ 48,067	$ (21)
All dollar amounts are shown in thousands (000's)

See accompanying notes

306

Schedule of Investments LargeCap Growth Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.14%)			COMMON STOCKS (continued)
Aerospace & Defense (2.17%)			Computers (continued)
Raytheon Co	523,693 $	23,687	Research In Motion Ltd (a)	143,500 $	9,973

Rockwell Collins Inc	151,142	5,796			101,874

		29,483

			Computers - Memory Devices (1.68%)
Agricultural Chemicals (2.64%)			EMC Corp/Massachusetts (a)	805,561	10,094
Monsanto Co	306,315	26,003	NetApp Inc (a)	462,024	8,455
Mosaic Co/The	243,089	9,833	Western Digital Corp (a)	180,108	4,236

		35,836			22,785

Apparel Manufacturers (0.43%)			Cosmetics & Toiletries (1.54%)
Polo Ralph Lauren Corp	108,800	5,858	Estee Lauder Cos Inc/The	111,400	3,331
			Procter & Gamble Co	354,764	17,539

Applications Software (4.02%)					20,870

Check Point Software Technologies Ltd (a)	95,192	2,206
			Dental Supplies & Equipment (0.24%)
Microsoft Corp	2,342,810	47,465
			DENTSPLY International Inc	115,162	3,296
Salesforce.com Inc (a)	114,136	4,886

		54,557

			Diagnostic Equipment (0.47%)
Auto - Medium & Heavy Duty Trucks (1.52%)			Gen-Probe Inc (a)	132,292	6,371
Navistar International Corp (a)	358,636	13,556
Paccar Inc	200,530	7,107	Diagnostic Kits (0.25%)

		20,663	QIAGEN NV (a)	203,998	3,362

Auto/Truck Parts & Equipment - Original (1.43%)			Disposable Medical Products (0.66%)
BorgWarner Inc	667,931	19,337	CR Bard Inc	124,870	8,944

Beverages - Non-Alcoholic (3.97%)			Distribution & Wholesale (0.19%)
Coca-Cola Co/The	753,588	32,442	WESCO International Inc (a)	97,864	2,545
PepsiCo Inc	430,264	21,410

		53,852	Diversified Banking Institutions (0.91%)

			Goldman Sachs Group Inc/The	96,300	12,375
Broadcasting Services & Programming (0.52%)
Scripps Networks Interactive	258,903	7,104
			Diversified Manufacturing Operations (3.66%)
			3M Co	366,600	21,116
Building - Residential & Commercial (0.78%)
			Cooper Industries Ltd	147,308	4,830
KB Home	581,482	10,507
			Honeywell International Inc	388,383	12,122
Cable/Satellite TV (0.98%)			Illinois Tool Works Inc	353,885	11,607

DIRECTV Group Inc/The (a)	534,481	13,218			49,675

			E-Commerce - Products (0.50%)
Cellular Telecommunications (0.32%)
			Amazon.com Inc (a)	84,218	6,781
MetroPCS Communications Inc (a)	249,700	4,267
			Electric - Integrated (1.26%)
Chemicals - Diversified (1.01%)
			FPL Group Inc	318,395	17,127
Celanese Corp	657,494	13,702
			Electronic Components - Semiconductors (2.92%)
Commercial Services - Finance (1.56%)
			Altera Corp	304,372	4,964
Global Payments Inc	261,265	8,376
			Broadcom Corp (a)	461,100	10,693
Visa Inc	197,148	12,807

			Intel Corp	540,748	8,533
		21,183

			Intersil Corp	274,200	3,181
Computers (7.51%)			Nvidia Corp (a)	298,552	3,427
Apple Inc (a)	283,028	35,613	Xilinx Inc	432,334	8,837

Hewlett-Packard Co	562,082	20,224			39,635

IBM Corp	349,423	36,064

See accompanying notes

307

Schedule of Investments LargeCap Growth Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Parts Distribution (0.21%)			Medical - Drugs (2.52%)
Arrow Electronics Inc (a)	125,837 $	2,862	Abbott Laboratories	664,238 $	27,798
			Novo Nordisk A/S ADR	135,468	6,436

Enterprise Software & Services (2.30%)					34,234

Oracle Corp	1,611,653	31,169
			Medical - HMO (0.80%)
Entertainment Software (0.40%)			CIGNA Corp	173,804	3,426
Activision Blizzard Inc (a)	497,600	5,359	UnitedHealth Group Inc	314,975	7,408

					10,834

Fiduciary Banks (0.66%)
			Medical Instruments (1.56%)
Northern Trust Corp	165,209	8,981
			Edwards Lifesciences Corp (a)	90,500	5,736
			Intuitive Surgical Inc (a)	30,805	4,428
Finance - Credit Card (0.96%)
American Express Co	515,400	12,998	Medtronic Inc	341,405	10,925

					21,089

Finance - Other Services (0.88%)			Medical Products (2.11%)
IntercontinentalExchange Inc (a)	136,101	11,923	Baxter International Inc	313,519	15,206
			Becton Dickinson and Co	221,370	13,388

Food - Miscellaneous/Diversified (2.18%)
					28,594

General Mills Inc	163,200	8,273
Kellogg Co	291,123	12,259	Networking Products (1.95%)
Nestle SA ADR	280,107	9,089	Cisco Systems Inc (a)	1,369,975	26,468

		29,621

			Oil - Field Services (1.54%)
Gas - Distribution (0.28%)			Baker Hughes Inc	90,388	3,216
Sempra Energy	82,156	3,781	Schlumberger Ltd	360,409	17,656

					20,872

Gold Mining (0.48%)
Newmont Mining Corp	162,078	6,522	Oil & Gas Drilling (1.20%)
			Noble Corp	431,737	11,799
Hospital Beds & Equipment (0.23%)			Transocean Ltd (a)	65,700	4,434

Kinetic Concepts Inc (a)	124,849	3,091			16,233

Instruments - Controls (0.29%)			Oil Company - Exploration & Production (2.95%)
Mettler-Toledo International Inc (a)	63,646	3,923	Apache Corp	73,572	5,360
			EOG Resources Inc	245,243	15,568
Instruments - Scientific (0.56%)			Occidental Petroleum Corp	223,111	12,559
Thermo Fisher Scientific Inc (a)	217,155	7,618	Quicksilver Resources Inc (a)	796,049	6,472

					39,959

Internet Infrastructure Software (0.90%)
			Oil Company - Integrated (1.25%)
Akamai Technologies Inc (a)	280,500	6,177
			Exxon Mobil Corp	255,081	17,006
F5 Networks Inc (a)	219,400	5,983

		12,160	Optical Supplies (0.35%)

Life & Health Insurance (0.56%)			Alcon Inc	51,573	4,745
Aflac Inc	263,900	7,624
			Pharmacy Services (1.36%)
Medical - Biomedical/Gene (2.13%)			Express Scripts Inc (a)	288,589	18,461
Alexion Pharmaceuticals Inc (a)	199,969	6,683
Amgen Inc (a)	136,989	6,640	Property & Casualty Insurance (0.32%)
Gilead Sciences Inc (a)	278,581	12,759	Chubb Corp	112,429	4,379
Illumina Inc (a)	74,200	2,771

			Regional Banks (0.23%)
		28,853

			Wells Fargo & Co	153,300	3,068

See accompanying notes

308

Schedule of Investments LargeCap Growth Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Diversified (0.61%)			Vitamins & Nutrition Products (0.30%)
Digital Realty Trust Inc	230,288 $	8,293	Mead Johnson Nutrition Co (a)	144,444 $	4,081

Retail - Apparel & Shoe (0.71%)			Web Portals (2.70%)
Chico's FAS Inc (a)	420,600	3,213	Google Inc (a)	92,505	36,629
J Crew Group Inc (a)	371,218	6,389

		9,602	Wireless Equipment (3.65%)

			American Tower Corp (a)	512,179	16,267
Retail - Auto Parts (0.91%)
			Qualcomm Inc	785,518	33,243

Advance Auto Parts Inc	58,098	2,542
					49,510
O'Reilly Automotive Inc (a)	252,753	9,819

		12,361	TOTAL COMMON STOCKS	$ 1,317,261

Retail - Automobile (0.55%)				Principal
Carmax Inc (a)	581,612	7,421		Amount	Value
				(000's)	(000's)

Retail - Building Products (1.16%)			REPURCHASE AGREEMENTS (2.21%)
Lowe's Cos Inc	731,171	15,720	Diversified Banking Institutions (2.21%)
			Investment in Joint Trading Account; Bank
Retail - Discount (3.27%)			of America Repurchase Agreement; 0.15%
Target Corp	603,687	24,908	dated 04/30/09 maturing 05/01/09
			(collateralized by Sovereign Agency
Wal-Mart Stores Inc	385,677	19,438	Issues; $10,197,000; 0.00% - 5.87%; dated

		44,346	09/11/09 - 01/22/37)	$ 9,997$	9,997

Retail - Drug Store (1.88%)			Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Walgreen Co	811,337	25,500
			0.15% dated 04/30/09 maturing 05/01/09
			(collateralized by Sovereign Agency
Retail - Regional Department Store (1.28%)			Issues; $10,197,000; 0.93% - 5.00%; dated
Kohl's Corp (a)	382,790	17,360	03/30/10 - 01/08/14)	9,997	9,997
			Investment in Joint Trading Account;
Retail - Restaurants (0.28%)			Morgan Stanley Repurchase Agreement;
Chipotle Mexican Grill Inc (a)	46,200	3,746	0.12% dated 04/30/09 maturing 05/01/09
			(collateralized by Sovereign Agency
			Issues; $10,197,000; 1.00% - 7.125%;
Semiconductor Component - Integrated Circuits (1.10%)
			dated 05/04/09 - 02/15/30)	9,996	9,996

Linear Technology Corp	210,613	4,587
					29,990
Marvell Technology Group Ltd (a)	943,803	10,363

		14,950	TOTAL REPURCHASE AGREEMENTS	$ 29,990

Semiconductor Equipment (0.66%)			Total Investments	$ 1,347,251
Applied Materials Inc	727,850	8,887	Other Assets in Excess of Liabilities, Net - 0.65%		8,790

			TOTAL NET ASSETS - 100.00%	$ 1,356,041

Steel Pipe & Tube (0.79%)
Valmont Industries Inc	167,662	10,694
			(a) Non-Income Producing Security
Telephone - Integrated (0.31%)
CenturyTel Inc	154,984	4,208	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Textile - Home Furnishings (0.58%)			of investments held by the fund as of the period end were as follows:
Mohawk Industries Inc (a)	166,523	7,878
			Unrealized Appreciation	$ 97,471
Transport - Rail (1.53%)			Unrealized Depreciation		(203,526)

Union Pacific Corp	422,619	20,768	Net Unrealized Appreciation (Depreciation)		(106,055)
			Cost for federal income tax purposes		1,453,306
Transport - Services (0.57%)			All dollar amounts are shown in thousands (000's)
United Parcel Service Inc	146,600	7,673

See accompanying notes

309

		Schedule of Investments
		LargeCap Growth Fund II
		April 30, 2009 (unaudited)
Portfolio Summary (unaudited)

Sector			Percent

Consumer, Non-cyclical			22.23%
Technology			20.59%
Consumer, Cyclical			14.96%
Communications			11.82%
Industrial			9.79%
Financial			7.35%
Energy			6.94%
Basic Materials			4.13%
Utilities			1.54%
Other Assets in Excess of Liabilities, Net			0.65%

TOTAL NET ASSETS			100.00%

Other Assets Summary (unaudited)

Asset Type			Percent

Futures			2.76%
Currency Contracts			0.92%

		Foreign Currency Contracts
						Net Unrealized
Foreign Currency	Delivery	Contracts				Appreciation
Sale Contracts	Date	to Deliver	In Exchange For		Value	(Depreciation)

Danish Kroner	5/29/2009	29,414,421		$5,160	$5,223	$(63)
Swiss Franc	5/29/2009	8,312,905		7,265	7,288	(23)

All dollar amounts are shown in thousands (000's)

			Futures Contracts

						Current	Unrealized
					Original	Market	Appreciation/
Type			Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; June 2009			Buy	172	$ 35,812	$ 37,411	$ 1,599
All dollar amounts are shown in thousands (000's)

See accompanying notes

310

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.53%)			COMMON STOCKS (continued)
Advertising Agencies (0.16%)			Auto - Car & Light Trucks (continued)
Interpublic Group of Cos Inc (a)	45,521 $	285	General Motors Corp	58,332 $	112

Omnicom Group Inc	29,709	935			1,748

		1,220

			Auto - Medium & Heavy Duty Trucks (0.17%)
Aerospace & Defense (1.48%)			Paccar Inc	34,662	1,228
Boeing Co/The	69,380	2,779
General Dynamics Corp	36,888	1,906	Auto/Truck Parts & Equipment - Original (0.15%)
Lockheed Martin Corp	31,725	2,491	Johnson Controls Inc	56,776	1,079
Northrop Grumman Corp	31,261	1,512
			Beverages - Non-Alcoholic (2.29%)
Raytheon Co	38,231	1,729
			Coca-Cola Co/The	190,198	8,188
Rockwell Collins Inc	15,107	579

			Coca-Cola Enterprises Inc	30,299	517
		10,996

			Dr Pepper Snapple Group Inc (a)	24,239	502
Aerospace & Defense Equipment (0.66%)			Pepsi Bottling Group Inc	12,938	405
Goodrich Corp	11,826	524	PepsiCo Inc	148,700	7,399

United Technologies Corp	90,034	4,397			17,011

		4,921

			Beverages - Wine & Spirits (0.09%)
Agricultural Chemicals (0.64%)			Brown-Forman Corp	9,371	436
CF Industries Holdings Inc	4,624	333	Constellation Brands Inc (a)	18,605	215

Monsanto Co	52,354	4,445			651

		4,778

			Brewery (0.07%)
Agricultural Operations (0.20%)			Molson Coors Brewing Co	14,319	548
Archer-Daniels-Midland Co	61,331	1,510
			Broadcasting Services & Programming (0.03%)
Airlines (0.07%)			Scripps Networks Interactive	8,614	236
Southwest Airlines Co	70,719	494
			Building - Residential & Commercial (0.13%)
Apparel Manufacturers (0.21%)			Centex Corp	11,881	130
Coach Inc	30,674	751	DR Horton Inc	26,331	344
Polo Ralph Lauren Corp	5,397	291	KB Home	7,192	130
VF Corp	8,420	499	Lennar Corp	13,498	131

		1,541	Pulte Homes Inc	20,507	236

Appliances (0.04%)					971

Whirlpool Corp	7,028	317	Building Products - Wood (0.04%)
			Masco Corp	34,349	304
Applications Software (2.23%)
Citrix Systems Inc (a)	17,210	491	Cable/Satellite TV (0.89%)
Compuware Corp (a)	23,563	176	Comcast Corp - Class A	275,239	4,255
Intuit Inc (a)	30,692	710	DIRECTV Group Inc/The (a)	50,544	1,250
Microsoft Corp	730,548	14,801	Time Warner Cable Inc	33,662	1,085

Salesforce.com Inc (a)	10,099	432			6,590

		16,610

			Casino Hotels (0.03%)
Athletic Footwear (0.26%)			Wynn Resorts Ltd (a)	6,391	251
NIKE Inc	37,002	1,942
			Casino Services (0.05%)
Audio & Video Products (0.01%)			International Game Technology	28,225	349
Harman International Industries Inc	5,597	102
			Chemicals - Diversified (0.61%)
Auto - Car & Light Trucks (0.24%)			Dow Chemical Co/The	88,319	1,413
Ford Motor Co (a)	273,632	1,636	EI Du Pont de Nemours & Co	86,235	2,406

See accompanying notes

311

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Diversified (continued)			Computers (4.67%)
PPG Industries Inc	15,692 $	691	Apple Inc (a)	85,091 $	10,707

		4,510	Dell Inc (a)	165,350	1,921

			Hewlett-Packard Co	228,991	8,239
Chemicals - Specialty (0.22%)
Eastman Chemical Co	6,932	275	IBM Corp	128,194	13,231
Ecolab Inc	16,023	618	Sun Microsystems Inc (a)	71,155	652

International Flavors & Fragrances Inc	7,519	235			34,750

Sigma-Aldrich Corp	11,669	511	Computers - Integrated Systems (0.04%)

		1,639	Teradata Corp (a)	16,535	276

Coal (0.18%)
			Computers - Memory Devices (0.45%)
Consol Energy Inc	17,254	540
			EMC Corp/Massachusetts (a)	192,230	2,409
Massey Energy Co	8,169	130
			NetApp Inc (a)	31,602	578
Peabody Energy Corp	25,546	674

			SanDisk Corp (a)	21,608	340

		1,344

					3,327

Coatings & Paint (0.07%)
			Computers - Peripheral Equipment (0.02%)
Sherwin-Williams Co/The	9,407	533
			Lexmark International Inc (a)	7,431	146

Commercial Banks (0.33%)
			Consumer Products - Miscellaneous (0.44%)
BB&T Corp	53,440	1,247
			Clorox Co	13,283	744
First Horizon National Corp	20,163	232
			Fortune Brands Inc	14,347	564
M&T Bank Corp	7,428	390
			Kimberly-Clark Corp	39,539	1,943

Marshall & Ilsley Corp	25,351	147
					3,251

Regions Financial Corp	66,371	298
Zions Bancorporation	11,020	120	Containers - Metal & Glass (0.10%)

		2,434	Ball Corp	8,960	338

			Owens-Illinois Inc (a)	15,971	390

Commercial Services (0.08%)
					728

Convergys Corp (a)	11,676	118
Iron Mountain Inc (a)	17,162	489	Containers - Paper & Plastic (0.11%)

		607	Bemis Co Inc	9,543	229

			Pactiv Corp (a)	12,567	275
Commercial Services - Finance (0.88%)
			Sealed Air Corp	15,085	288

Automatic Data Processing Inc	48,241	1,698
					792

Equifax Inc	12,085	353
H&R Block Inc	32,454	491	Cosmetics & Toiletries (2.41%)
Mastercard Inc	6,922	1,270	Avon Products Inc	40,737	927
Moody's Corp	18,203	537	Colgate-Palmolive Co	47,900	2,826
Paychex Inc	30,683	829	Estee Lauder Cos Inc/The	11,088	332
Total System Services Inc	18,849	235	Procter & Gamble Co	280,034	13,845

Western Union Co/The	67,838	1,136			17,930

		6,549	Cruise Lines (0.15%)

Computer Aided Design (0.06%)			Carnival Corp	41,827	1,124
Autodesk Inc (a)	21,621	431
			Data Processing & Management (0.17%)

Computer Services (0.23%)			Dun & Bradstreet Corp	5,101	415
Affiliated Computer Services Inc (a)	9,321	451	Fidelity National Information Services Inc	18,242	326
Cognizant Technology Solutions Corp (a)	27,877	691	Fiserv Inc (a)	14,905	556

Computer Sciences Corp (a)	14,475	535			1,297

		1,677	Dental Supplies & Equipment (0.08%)

			DENTSPLY International Inc	14,199	406

See accompanying notes

312

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Dental Supplies & Equipment (continued)			Electric - Integrated (3.43%)
Patterson Cos Inc (a)	8,740 $	179	Allegheny Energy Inc	16,187 $	420

		585	Ameren Corp	20,306	467

			American Electric Power Co Inc	44,532	1,175
Dialysis Centers (0.06%)
DaVita Inc (a)	9,927	460	CMS Energy Corp	21,653	260
			Consolidated Edison Inc	26,166	972
Disposable Medical Products (0.09%)			Constellation Energy Group Inc	19,026	458
CR Bard Inc	9,500	681	Dominion Resources Inc/VA	55,751	1,681
			DTE Energy Co	15,599	461
Distribution & Wholesale (0.20%)			Duke Energy Corp	122,411	1,691
Fastenal Co	12,347	474	Edison International	31,131	888
Genuine Parts Co	15,234	517	Entergy Corp	18,102	1,173
WW Grainger Inc	6,079	510	Exelon Corp	62,894	2,901

		1,501	FirstEnergy Corp	29,126	1,191

Diversified Banking Institutions (3.70%)			FPL Group Inc	39,074	2,102
Bank of America Corp	611,639	5,462	Integrys Energy Group Inc	7,302	193
Citigroup Inc	523,240	1,596	Northeast Utilities	16,453	346
Goldman Sachs Group Inc/The	48,006	6,169	Pepco Holdings Inc	20,936	250
JP Morgan Chase & Co	359,061	11,849	PG&E Corp	34,948	1,297
Morgan Stanley	102,666	2,427	Pinnacle West Capital Corp	9,649	264

		27,503	PPL Corp	35,861	1,073

			Progress Energy Inc	26,332	898
Diversified Manufacturing Operations (3.45%)
			Public Service Enterprise Group Inc	48,347	1,443
3M Co	66,290	3,818
			SCANA Corp	11,579	350
Cooper Industries Ltd	15,967	524
			Southern Co/The	74,300	2,146
Danaher Corp	24,361	1,424
			TECO Energy Inc	20,345	215
Dover Corp	17,773	547
			Wisconsin Energy Corp	11,171	446
Eaton Corp	15,785	691
			Xcel Energy Inc	43,400	800

General Electric Co	1,009,026	12,764
					25,561

Honeywell International Inc	70,245	2,192
Illinois Tool Works Inc	36,724	1,205	Electric Products - Miscellaneous (0.36%)
Ingersoll-Rand Co Ltd	30,467	663	Emerson Electric Co	72,142	2,455
ITT Corp	17,371	713	Molex Inc	13,241	221

Leggett & Platt Inc	14,987	215			2,676

Parker Hannifin Corp	15,351	696	Electronic Components - Miscellaneous (0.12%)
Textron Inc	23,213	249	Jabil Circuit Inc	20,432	166

		25,701	Tyco Electronics Ltd	43,762	763

Diversified Operations (0.05%)					929

Leucadia National Corp	17,319	368	Electronic Components - Semiconductors (2.02%)
			Advanced Micro Devices Inc (a)	53,492	193
E-Commerce - Products (0.33%)
			Altera Corp	28,023	457
Amazon.com Inc (a)	30,713	2,473
			Broadcom Corp (a)	40,649	943
E-Commerce - Services (0.26%)			Intel Corp	531,437	8,386
eBay Inc (a)	102,971	1,696	LSI Corp (a)	61,928	238
Expedia Inc (a)	20,042	273	MEMC Electronic Materials Inc (a)	21,352	346

		1,969	Microchip Technology Inc	17,402	400

			Micron Technology Inc (a)	78,735	384
Electric - Generation (0.06%)			National Semiconductor Corp	18,628	231
AES Corp/The	63,655	450
			Nvidia Corp (a)	51,315	589
			QLogic Corp (a)	11,584	164

See accompanying notes

313

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Finance - Credit Card (continued)
(continued)			Discover Financial Services	46,002 $	374

Texas Instruments Inc	121,972 $	2,203
					3,196

Xilinx Inc	26,190	535

		15,069	Finance - Investment Banker & Broker (0.23%)

			Charles Schwab Corp/The	89,568	1,655
Electronic Connectors (0.07%)			E*Trade Financial Corp (a)	54,658	78

Amphenol Corp	16,357	554
					1,733

Electronic Forms (0.18%)			Finance - Other Services (0.38%)
Adobe Systems Inc (a)	50,071	1,369	CME Group Inc	6,339	1,403
			IntercontinentalExchange Inc (a)	6,941	608
Electronic Measurement Instruments (0.13%)			NASDAQ OMX Group Inc/The (a)	13,120	252
Agilent Technologies Inc (a)	33,631	614	NYSE Euronext	24,747	574

FLIR Systems Inc (a)	14,409	320			2,837

		934

			Financial Guarantee Insurance (0.01%)
Electronics - Military (0.12%)			MBIA Inc (a)	16,353	77
L-3 Communications Holdings Inc	11,331	863
			Food - Confectionery (0.14%)
Engineering - Research & Development Services (0.15%)			Hershey Co/The	15,833	572
Fluor Corp	17,344	657	JM Smucker Co/The	11,316	446

Jacobs Engineering Group Inc (a)	11,760	447			1,018

		1,104

			Food - Dairy Products (0.04%)
Engines - Internal Combustion (0.09%)			Dean Foods Co (a)	14,747	305
Cummins Inc	19,239	654
			Food - Meat Products (0.07%)
Enterprise Software & Services (1.14%)			Hormel Foods Corp	6,672	209
BMC Software Inc (a)	17,642	611	Tyson Foods Inc	28,886	304

CA Inc	37,678	650			513

Novell Inc (a)	32,906	124
			Food - Miscellaneous/Diversified (1.22%)
Oracle Corp	366,435	7,087

			Campbell Soup Co	19,570	504
		8,472

			ConAgra Foods Inc	42,720	756
Entertainment Software (0.08%)			General Mills Inc	31,326	1,588
Electronic Arts Inc (a)	30,749	626	HJ Heinz Co	30,062	1,035
			Kellogg Co	24,086	1,014
Fiduciary Banks (0.73%)
			Kraft Foods Inc	140,397	3,285
Bank of New York Mellon Corp/The	109,783	2,797
			McCormick & Co Inc/MD	12,432	366
Northern Trust Corp	22,773	1,238
			Sara Lee Corp	66,458	553

State Street Corp	41,273	1,409

					9,101

		5,444

			Food - Retail (0.37%)
Filtration & Separation Products (0.04%)
			Kroger Co/The	62,341	1,348
Pall Corp	11,282	298
			Safeway Inc	40,980	809

Finance - Commercial (0.01%)			SUPERVALU Inc	20,232	331
CIT Group Inc	37,146	82	Whole Foods Market Inc	13,415	278

					2,766

Finance - Consumer Loans (0.03%)			Food - Wholesale & Distribution (0.18%)
SLM Corp (a)	44,659	216	Sysco Corp	56,299	1,313

Finance - Credit Card (0.43%)			Forestry (0.17%)
American Express Co	111,892	2,822	Plum Creek Timber Co Inc	15,750	544

See accompanying notes

314

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Forestry (continued)			Internet Security (0.31%)
Weyerhaeuser Co	20,182 $	711	McAfee Inc (a)	14,724 $	553

		1,255	Symantec Corp (a)	78,443	1,353

			VeriSign Inc (a)	18,377	378

Gas - Distribution (0.25%)
Centerpoint Energy Inc	33,194	353			2,284

Nicor Inc	4,319	139	Investment Management & Advisory Services (0.47%)
NiSource Inc	26,209	288	Ameriprise Financial Inc	20,908	551
Sempra Energy	23,259	1,070	Federated Investors Inc	8,502	194

		1,850	Franklin Resources Inc	14,466	875

			Invesco Ltd	36,157	532
Gold Mining (0.25%)
Newmont Mining Corp	46,742	1,881	Janus Capital Group Inc	15,108	152
			Legg Mason Inc	13,645	274
Hazardous Waste Disposal (0.05%)			T Rowe Price Group Inc	24,463	942

Stericycle Inc (a)	8,149	384			3,520

			Life & Health Insurance (0.47%)
Home Decoration Products (0.04%)
			Aflac Inc	44,669	1,290
Newell Rubbermaid Inc	26,486	277
			Lincoln National Corp	24,464	275
Hotels & Motels (0.16%)			Prudential Financial Inc	40,512	1,170
Marriott International Inc/DE	28,080	661	Torchmark Corp	8,075	237
Starwood Hotels & Resorts Worldwide Inc	17,432	364	Unum Group	31,642	517

Wyndham Worldwide Corp	16,961	198			3,489

		1,223	Linen Supply & Related Items (0.04%)

Human Resources (0.07%)			Cintas Corp	12,555	322
Monster Worldwide Inc (a)	12,226	169
			Machinery - Construction & Mining (0.27%)
Robert Half International Inc	14,462	347

			Caterpillar Inc	57,475	2,045
		516

Independent Power Producer (0.01%)			Machinery - Farm (0.22%)
Dynegy Inc (a)	48,366	86	Deere & Co	40,385	1,666

Industrial Automation & Robots (0.06%)			Machinery - General Industry (0.01%)
Rockwell Automation Inc/DE	13,547	428	Manitowoc Co Inc/The	12,456	74

Industrial Gases (0.47%)			Machinery - Pumps (0.05%)
Air Products & Chemicals Inc	20,032	1,320	Flowserve Corp	5,343	363
Praxair Inc	29,341	2,189

		3,509	Medical - Biomedical/Gene (1.93%)

			Amgen Inc (a)	98,793	4,789
Instruments - Scientific (0.27%)			Biogen Idec Inc (a)	28,402	1,373
PerkinElmer Inc	11,100	162
			Celgene Corp (a)	43,901	1,875
Thermo Fisher Scientific Inc (a)	39,955	1,402
			Genzyme Corp (a)	25,927	1,383
Waters Corp (a)	9,273	409

			Gilead Sciences Inc (a)	87,040	3,986
		1,973	Life Technologies Corp (a)	16,606	619

Insurance Brokers (0.29%)			Millipore Corp (a)	5,293	313

Aon Corp	26,136	1,103			14,338

Marsh & McLennan Cos Inc	49,206	1,038

			Medical - Drugs (5.12%)
		2,141	Abbott Laboratories	147,658	6,180

Internet Infrastructure Software (0.05%)			Allergan Inc/United States	29,382	1,371
Akamai Technologies Inc (a)	16,290	359	Bristol-Myers Squibb Co	189,138	3,631
			Cephalon Inc (a)	6,575	431

See accompanying notes

315

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Medical Products (continued)
Eli Lilly & Co	96,612 $	3,181	Varian Medical Systems Inc (a)	11,885 $	396
Forest Laboratories Inc (a)	28,818	625	Zimmer Holdings Inc (a)	21,292	937

King Pharmaceuticals Inc (a)	23,552	186			22,369

Merck & Co Inc/NJ	201,387	4,882
			Metal - Aluminum (0.11%)
Pfizer Inc	644,496	8,610	Alcoa Inc	90,801	824
Schering-Plough Corp	155,400	3,577
Wyeth	127,214	5,394	Metal - Copper (0.23%)

		38,068	Freeport-McMoRan Copper & Gold Inc	39,334	1,678

Medical - Generic Drugs (0.09%)
			Metal Processors & Fabrication (0.13%)
Mylan Inc/PA (a)	29,114	386
			Precision Castparts Corp	13,370	1,001
Watson Pharmaceuticals Inc (a)	9,997	309

		695	Motorcycle/Motor Scooter (0.07%)

Medical - HMO (0.93%)			Harley-Davidson Inc	22,319	495
Aetna Inc	43,331	954
CIGNA Corp	25,897	511	Multi-Line Insurance (0.83%)
			Allstate Corp/The	51,218	1,195
Coventry Health Care Inc (a)	14,169	225
			American International Group Inc	257,095	355
Humana Inc (a)	16,134	464
			Assurant Inc	11,253	275
UnitedHealth Group Inc	116,149	2,732
			Cincinnati Financial Corp	15,527	372
WellPoint Inc (a)	47,620	2,036

			Genworth Financial Inc	41,388	98
		6,922

			Hartford Financial Services Group Inc	31,075	356
Medical - Hospitals (0.01%)			Loews Corp	34,508	859
Tenet Healthcare Corp (a)	39,685	89	MetLife Inc	78,166	2,325
			XL Capital Ltd	32,697	311

Medical - Wholesale Drug Distribution (0.35%)
					6,146

AmerisourceBergen Corp	14,550	489
Cardinal Health Inc	34,435	1,164	Multimedia (1.38%)
McKesson Corp	26,164	968	McGraw-Hill Cos Inc/The	30,041	906

		2,621	Meredith Corp	3,441	86

			News Corp	219,774	1,815
Medical Information Systems (0.03%)
			Time Warner Inc	114,269	2,495
IMS Health Inc	17,352	218
			Viacom Inc (a)	57,931	1,115
Medical Instruments (0.84%)			Walt Disney Co/The	177,369	3,884

Boston Scientific Corp (a)	143,535	1,207			10,301

Intuitive Surgical Inc (a)	3,744	538	Networking Products (1.59%)
Medtronic Inc	106,844	3,419	Cisco Systems Inc (a)	557,714	10,775
St Jude Medical Inc (a)	33,074	1,109	Juniper Networks Inc (a)	49,889	1,080

		6,273			11,855

Medical Laboratory & Testing Service (0.19%)			Non-Ferrous Metals (0.01%)
Laboratory Corp of America Holdings (a)	10,348	664	Titanium Metals Corp	8,132	55
Quest Diagnostics Inc	14,749	757

		1,421	Non-Hazardous Waste Disposal (0.26%)

			Republic Services Inc	30,763	646
Medical Products (3.01%)
			Waste Management Inc	46,958	1,252

Baxter International Inc	58,652	2,845
					1,898

Becton Dickinson and Co	22,904	1,385
Covidien Ltd	48,146	1,588	Office Automation & Equipment (0.13%)
Hospira Inc (a)	15,252	501	Pitney Bowes Inc	19,714	484
Johnson & Johnson	264,267	13,837
Stryker Corp	22,733	880
See accompanying notes

316

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Office Automation & Equipment (continued)			Oil Refining & Marketing (0.20%)
Xerox Corp	82,628 $	505	Sunoco Inc	11,167 $	296

		989	Tesoro Corp	13,221	201

			Valero Energy Corp	49,332	979

Office Supplies & Forms (0.04%)
Avery Dennison Corp	10,772	310			1,476

			Paper & Related Products (0.10%)
Oil - Field Services (1.25%)			International Paper Co	40,872	517
Baker Hughes Inc	29,512	1,050	MeadWestvaco Corp	16,321	256

BJ Services Co	27,904	388			773

Halliburton Co	85,723	1,733
			Pharmacy Services (0.48%)
Schlumberger Ltd	114,274	5,598
			Express Scripts Inc (a)	23,665	1,514
Smith International Inc	20,949	542

			Medco Health Solutions Inc (a)	46,916	2,043

		9,311

					3,557

Oil & Gas Drilling (0.19%)
			Photo Equipment & Supplies (0.01%)
Diamond Offshore Drilling Inc	6,641	481
			Eastman Kodak Co	25,626	78
ENSCO International Inc	13,550	383
Nabors Industries Ltd (a)	27,033	411
			Pipelines (0.29%)
Rowan Cos Inc	10,797	169	El Paso Corp	66,751	461

		1,444	Spectra Energy Corp	61,470	891

Oil Company - Exploration & Production (2.67%)			Williams Cos Inc	55,343	780

Anadarko Petroleum Corp	43,941	1,892			2,132

Apache Corp	31,985	2,330
			Printing - Commercial (0.03%)
Cabot Oil & Gas Corp	9,884	298	RR Donnelley & Sons Co	19,607	228
Chesapeake Energy Corp	53,701	1,059
Denbury Resources Inc (a)	23,735	386	Property & Casualty Insurance (0.62%)
Devon Energy Corp	42,404	2,199	Chubb Corp	33,664	1,311
EOG Resources Inc	23,857	1,514	Progressive Corp/The	64,660	988
EQT CORP	12,503	421	Travelers Cos Inc/The	55,883	2,299

Noble Energy Inc	16,522	938			4,598

Occidental Petroleum Corp	77,422	4,358
			Publicly Traded Investment Fund (0.20%)
Pioneer Natural Resources Co	11,047	255
			iShares S&P 500 Index Fund/US	16,761	1,470
Questar Corp	16,587	493
Range Resources Corp	14,925	597	Publishing - Newspapers (0.02%)
Southwestern Energy Co (a)	32,833	1,177	Gannett Co Inc	21,824	85
XTO Energy Inc	55,388	1,920	New York Times Co/The	11,141	60

		19,837			145

Oil Company - Integrated (7.30%)			Quarrying (0.07%)
Chevron Corp	191,531	12,660	Vulcan Materials Co	10,545	501
ConocoPhillips	141,434	5,799
Exxon Mobil Corp (b)	472,162	31,479	Real Estate Management & Services (0.02%)
Hess Corp	27,110	1,485	CB Richard Ellis Group Inc (a)	21,491	161
Marathon Oil Corp	67,602	2,008
Murphy Oil Corp	18,225	870	Regional Banks (1.99%)

			Capital One Financial Corp	37,438	627
		54,301

			Comerica Inc	14,448	303
Oil Field Machinery & Equipment (0.23%)			Fifth Third Bancorp	55,168	226
Cameron International Corp (a)	20,724	530	Huntington Bancshares Inc/OH	34,984	98
National Oilwell Varco Inc (a)	39,879	1,208	Keycorp	47,268	291

		1,738	PNC Financial Services Group Inc	40,890	1,623

See accompanying notes

317

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Regional Banks (continued)			Retail - Bedding (0.10%)
SunTrust Banks Inc	34,080 $	492	Bed Bath & Beyond Inc (a)	24,816 $	755
US Bancorp	167,700	3,056
Wells Fargo & Co	404,910	8,102	Retail - Building Products (0.98%)

		14,818	Home Depot Inc	161,997	4,264

			Lowe's Cos Inc	140,043	3,011

REITS - Apartments (0.15%)
					7,275

Apartment Investment & Management Co	11,208	82
AvalonBay Communities Inc	7,620	433	Retail - Computer Equipment (0.06%)
Equity Residential	26,065	596	GameStop Corp (a)	15,648	472

		1,111

			Retail - Consumer Electronics (0.19%)
REITS - Diversified (0.10%)			Best Buy Co Inc	32,392	1,243
Vornado Realty Trust	14,725	720	RadioShack Corp	11,951	168

					1,411

REITS - Healthcare (0.18%)
HCP Inc	24,262	533	Retail - Discount (2.20%)
Health Care REIT Inc	10,581	360	Big Lots Inc (a)	7,846	217
Ventas Inc	14,920	427	Costco Wholesale Corp	41,396	2,012

		1,320	Family Dollar Stores Inc	13,368	443

			Target Corp	71,927	2,968
REITS - Hotels (0.06%)
			Wal-Mart Stores Inc	213,631	10,767

Host Hotels & Resorts Inc	56,483	434
					16,407

REITS - Office Property (0.08%)			Retail - Drug Store (0.99%)
Boston Properties Inc	11,587	573	CVS Caremark Corp	139,071	4,420
			Walgreen Co	94,281	2,963

REITS - Regional Malls (0.17%)					7,383

Simon Property Group Inc	24,060	1,242
			Retail - Jewelry (0.05%)
REITS - Shopping Centers (0.05%)			Tiffany & Co	11,763	340
Kimco Realty Corp	29,794	358
			Retail - Major Department Store (0.28%)
REITS - Storage (0.11%)			JC Penney Co Inc	21,229	651
Public Storage	11,982	801	Sears Holdings Corp (a)	5,246	328
			TJX Cos Inc	39,780	1,113

REITS - Warehouse & Industrial (0.05%)					2,092

ProLogis	40,092	365
			Retail - Office Supplies (0.20%)
			Office Depot Inc (a)	26,260	68
Retail - Apparel & Shoe (0.21%)
Abercrombie & Fitch Co	8,318	225	Staples Inc	68,163	1,406

Gap Inc/The	44,552	692			1,474

Ltd Brands Inc	25,854	295	Retail - Regional Department Store (0.25%)
Nordstrom Inc	15,229	345	Kohl's Corp (a)	29,115	1,320

		1,557	Macy's Inc	40,184	550

					1,870

Retail - Auto Parts (0.15%)
AutoZone Inc (a)	3,624	603	Retail - Restaurants (1.16%)
O'Reilly Automotive Inc (a)	12,894	501	Darden Restaurants Inc	13,089	484

		1,104	McDonald's Corp	106,404	5,670

			Starbucks Corp (a)	70,189	1,015
Retail - Automobile (0.02%)
AutoNation Inc (a)	10,308	183	Yum! Brands Inc	43,946	1,466

					8,635

See accompanying notes

318

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Rubber - Tires (0.03%)			Telephone - Integrated (continued)
Goodyear Tire & Rubber Co/The (a)	23,060$	253	Windstream Corp	42,146 $	350

					25,222

Savings & Loans - Thrifts (0.15%)
			Television (0.06%)
Hudson City Bancorp Inc	49,909	627
			CBS Corp	64,886	457
People's United Financial Inc	33,272	520

		1,147

			Tobacco (1.58%)
Schools (0.12%)			Altria Group Inc	197,420	3,224
Apollo Group Inc (a)	10,213	643	Lorillard Inc	16,059	1,014
Washington Post Co/The	575	241	Philip Morris International Inc	191,473	6,931

		884	Reynolds American Inc	16,152	613

					11,782

Semiconductor Component - Integrated Circuits (0.14%)
Analog Devices Inc	27,826	592	Tools - Hand Held (0.09%)
Linear Technology Corp	21,198	462	Black & Decker Corp	5,746	231

		1,054	Snap-On Inc	5,490	186

			Stanley Works/The	7,537	287

Semiconductor Equipment (0.30%)
Applied Materials Inc	127,016	1,551			704

Kla-Tencor Corp	16,229	450	Toys (0.11%)
Novellus Systems Inc (a)	9,275	168	Hasbro Inc	11,843	316
Teradyne Inc (a)	16,501	98	Mattel Inc	34,251	512

		2,267			828

Steel - Producers (0.23%)			Transport - Rail (0.88%)
AK Steel Holding Corp	10,597	138	Burlington Northern Santa Fe Corp	26,591	1,794
Nucor Corp	30,005	1,221	CSX Corp	38,148	1,129
United States Steel Corp	13,351	354	Norfolk Southern Corp	35,015	1,249

		1,713	Union Pacific Corp	48,079	2,363

					6,535

Steel - Specialty (0.04%)
Allegheny Technologies Inc	9,312	305	Transport - Services (1.12%)
			CH Robinson Worldwide Inc	16,263	865
Telecommunication Equipment (0.08%)			Expeditors International of Washington Inc	20,267	704
Harris Corp	12,767	391	FedEx Corp	29,743	1,664
Tellabs Inc (a)	37,806	198	Ryder System Inc	5,316	147

		589	United Parcel Service Inc	95,112	4,978

Telecommunication Equipment - Fiber Optics (0.32%)					8,358

Ciena Corp (a)	8,664	104	Web Portals (1.47%)
Corning Inc	148,579	2,172	Google Inc (a)	22,896	9,066
JDS Uniphase Corp (a)	20,555	95	Yahoo! Inc (a)	133,213	1,904

		2,371			10,970

Telecommunication Services (0.07%)			Wireless Equipment (1.22%)
Embarq Corp	13,624	498	American Tower Corp (a)	37,942	1,205
			Motorola Inc	217,521	1,203
Telephone - Integrated (3.39%)
			Qualcomm Inc	157,601	6,670

AT&T Inc	563,093	14,426
					9,078
CenturyTel Inc	9,585	260

Frontier Communications Corp	29,745	211	TOTAL COMMON STOCKS	$ 725,819

Qwest Communications International Inc	140,415	546
Sprint Nextel Corp (a)	273,741	1,194
Verizon Communications Inc	271,410	8,235

See accompanying notes

319

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2009 (unaudited)

				Other Assets Summary (unaudited)
	Principal

	Amount	Value	Asset Type		Percent

	(000's)	(000's)	Futures		2.48%

REPURCHASE AGREEMENTS (2.47%)
Diversified Banking Institutions (2.47%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $6,248,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 6,126$	6,126
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $6,248,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	6,126	6,126
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $6,248,000; 1.00% - 7.125%; dated
05/04/09 - 02/15/30)	6,125	6,125

		18,377

TOTAL REPURCHASE AGREEMENTS	$ 18,377

Total Investments	$ 744,196
Liabilities in Excess of Other Assets, Net - 0.00%		(2)

TOTAL NET ASSETS - 100.00%	$ 744,194

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $5,367 or 0.72% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 71,508
Unrealized Depreciation		(301,272)

Net Unrealized Appreciation (Depreciation)		(229,764)
Cost for federal income tax purposes		973,960
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		23.45%
Financial		14.09%
Energy		12.31%
Technology		11.90%
Communications		11.64%
Industrial		10.34%
Consumer, Cyclical		9.05%
Utilities		3.75%
Basic Materials		3.22%
Exchange Traded Funds		0.20%
Diversified		0.05%
Liabilities in Excess of Other Assets, Net		0.00%

TOTAL NET ASSETS		100.00%

See accompanying notes

320

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; June 2009	Buy	85	$ 17,565	$ 18,488	$ 923
All dollar amounts are shown in thousands (000's)

See accompanying notes

321

Schedule of Investments LargeCap Value Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.41%)			COMMON STOCKS (continued)
Aerospace & Defense (1.90%)			Computer Services (0.09%)
General Dynamics Corp	118,649 $	6,131	Computer Sciences Corp (a)	15,758$	582
Lockheed Martin Corp	29,815	2,341
Raytheon Co	81,541	3,688	Computers (0.40%)

		12,160	Hewlett-Packard Co	71,720	2,580

Aerospace & Defense Equipment (0.92%)			Computers - Memory Devices (0.40%)
United Technologies Corp	120,134	5,867	Western Digital Corp (a)	108,426	2,550

Agricultural Operations (0.09%)			Consumer Products - Miscellaneous (0.59%)
Archer-Daniels-Midland Co	23,066	568	Jarden Corp (a)	186,783	3,754

Airlines (0.39%)			Containers - Metal & Glass (0.37%)
Copa Holdings SA	80,560	2,469	Crown Holdings Inc (a)	108,067	2,383

Athletic Footwear (0.39%)			Cosmetics & Toiletries (1.86%)
NIKE Inc	46,918	2,462	Procter & Gamble Co	240,504	11,890

Auto - Car & Light Trucks (0.33%)			Data Processing & Management (0.15%)
Ford Motor Co (a)	350,076	2,093	Broadridge Financial Solutions Inc	49,844	964

Beverages - Non-Alcoholic (1.61%)			Diversified Banking Institutions (5.26%)
Coca-Cola Co/The	158,034	6,803	Bank of America Corp	820,346	7,325
Coca-Cola Enterprises Inc	205,153	3,500	Citigroup Inc	314,363	959

		10,303	Goldman Sachs Group Inc/The	39,516	5,078

Cable/Satellite TV (1.18%)			JP Morgan Chase & Co	490,930	16,201
Comcast Corp - Class A	486,165	7,516	Morgan Stanley	170,469	4,030

					33,593

Chemicals - Diversified (0.40%)
			Diversified Manufacturing Operations (3.51%)
Dow Chemical Co/The	96,004	1,536
			General Electric Co	1,770,952	22,403
EI Du Pont de Nemours & Co	36,734	1,025

		2,561	Electric - Integrated (5.27%)

Coal (0.39%)			American Electric Power Co Inc	45,033	1,188
Consol Energy Inc	80,508	2,518	CMS Energy Corp	336,503	4,045
			Consolidated Edison Inc	134,142	4,981
Coatings & Paint (0.49%)			Dominion Resources Inc/VA	37,048	1,117
Valspar Corp	130,590	3,134	DPL Inc	117,088	2,626
			Duke Energy Corp	49,197	679
Commercial Banks (2.50%)			FPL Group Inc	94,414	5,078
Bancorpsouth Inc	135,958	3,161
			NSTAR	37,918	1,191
Bank of Hawaii Corp	67,367	2,367
			PG&E Corp	125,831	4,671
BB&T Corp	220,399	5,144
			Southern Co/The	230,918	6,669
Commerce Bancshares Inc	72,970	2,416
			Xcel Energy Inc	76,656	1,414

Cullen/Frost Bankers Inc	60,797	2,863

					33,659

		15,951

			Electronic Components - Semiconductors (1.03%)
Commercial Services - Finance (1.08%)			Intel Corp	206,350	3,256
Equifax Inc	60,895	1,776
			QLogic Corp (a)	235,385	3,338

Lender Processing Services Inc	58,349	1,672
					6,594

Moody's Corp	116,184	3,430

		6,878	Electronic Parts Distribution (0.28%)

			Arrow Electronics Inc (a)	78,809	1,792

See accompanying notes

322

Schedule of Investments LargeCap Value Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Fiduciary Banks (1.15%)			Medical - Drugs (5.04%)
Bank of New York Mellon Corp/The	101,349 $	2,582	Abbott Laboratories	46,160 $	1,932
Northern Trust Corp	34,666	1,885	Eli Lilly & Co	220,127	7,246
State Street Corp	84,289	2,877	Merck & Co Inc/NJ	149,749	3,630

		7,344	Pfizer Inc (b)	919,450	12,284

			Wyeth	167,006	7,081

Finance - Investment Banker & Broker (0.42%)

Raymond James Financial Inc	172,926	2,713			32,173

			Medical - HMO (1.45%)
Food - Canned (0.59%)			CIGNA Corp	154,562	3,046
Del Monte Foods Co	497,983	3,760	UnitedHealth Group Inc	227,288	5,346
			WellPoint Inc (a)	19,522	835

Food - Meat Products (0.42%)
					9,227

Hormel Foods Corp	86,231	2,698
			Medical - Wholesale Drug Distribution (0.48%)
Food - Miscellaneous/Diversified (1.48%)			McKesson Corp	82,207	3,042
Campbell Soup Co	97,791	2,515
General Mills Inc	11,626	590	Medical Products (4.05%)
Kraft Foods Inc	128,762	3,013	Covidien Ltd	160,045	5,278
Sara Lee Corp	398,344	3,314	Johnson & Johnson	392,744	20,564

		9,432			25,842

Food - Retail (1.05%)			Metal - Aluminum (0.16%)
Kroger Co/The	185,687	4,015	Century Aluminum Co (a)	256,345	1,036
SUPERVALU Inc	165,144	2,700

			Metal - Copper (0.21%)
		6,715

			Freeport-McMoRan Copper & Gold Inc	31,332	1,336
Gas - Distribution (1.18%)
Sempra Energy	95,166	4,380	Miscellaneous Manufacturers (0.41%)
UGI Corp	136,198	3,124	Aptargroup Inc	84,896	2,634

		7,504

			Multi-Line Insurance (1.83%)
Hotels & Motels (0.71%)
			Allstate Corp/The	146,791	3,425
Wyndham Worldwide Corp	389,519	4,550
			American Financial Group Inc/OH	131,857	2,318
			MetLife Inc	198,554	5,907

Internet Security (0.76%)

Symantec Corp (a)	279,743	4,826			11,650

			Multimedia (0.83%)
Investment Management & Advisory Services (0.85%)			Time Warner Inc	112,889	2,464
Ameriprise Financial Inc	149,794	3,947	Walt Disney Co/The	130,261	2,853

Invesco Ltd	99,702	1,468			5,317

		5,415

			Networking Products (0.27%)
Life & Health Insurance (1.74%)			Cisco Systems Inc (a)	88,448	1,709
Aflac Inc	102,688	2,967
Torchmark Corp	147,675	4,331	Non-Hazardous Waste Disposal (0.15%)
Unum Group	234,965	3,839	Waste Management Inc	35,050	935

		11,137

			Office Automation & Equipment (0.35%)
Machinery - Pumps (0.57%)
			Pitney Bowes Inc	90,850	2,229
Flowserve Corp	53,196	3,612
			Oil - Field Services (0.36%)
Medical - Biomedical/Gene (1.75%)
			Oceaneering International Inc (a)	50,493	2,301
Amgen Inc (a)	230,000	11,148
			Oil Company - Exploration & Production (1.32%)
			Anadarko Petroleum Corp	14,509	625

See accompanying notes

323

Schedule of Investments LargeCap Value Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production			Retail - Apparel & Shoe (0.46%)
(continued)			Foot Locker Inc	247,054 $	2,937
Apache Corp	21,713 $	1,582
Devon Energy Corp	22,371	1,160	Retail - Building Products (1.81%)
Noble Energy Inc	88,771	5,037	Home Depot Inc	373,943	9,842

		8,404	Lowe's Cos Inc	79,333	1,706

Oil Company - Integrated (12.52%)					11,548

Chevron Corp	389,498	25,746	Retail - Discount (1.53%)
ConocoPhillips	177,711	7,286	Big Lots Inc (a)	106,726	2,950
Exxon Mobil Corp (b)	692,737	46,185	BJ's Wholesale Club Inc (a)	85,645	2,855
Marathon Oil Corp	22,451	667	Family Dollar Stores Inc	92,675	3,076

		79,884	Wal-Mart Stores Inc	17,852	900

Oil Refining & Marketing (1.02%)					9,781

Tesoro Corp	180,917	2,759	Retail - Restaurants (0.76%)
Valero Energy Corp	189,371	3,757	Brinker International Inc	109,140	1,934

		6,516	McDonald's Corp	55,149	2,939

Paper & Related Products (0.36%)					4,873

MeadWestvaco Corp	145,675	2,281	Semiconductor Component - Integrated Circuits (0.31%)
			Linear Technology Corp	91,805	1,999
Pipelines (0.51%)
Spectra Energy Corp	224,795	3,260	Steel - Producers (0.48%)
			Schnitzer Steel Industries Inc	40,920	2,028
Property & Casualty Insurance (1.67%)			Steel Dynamics Inc	83,290	1,037

Chubb Corp	115,406	4,495
					3,065

Travelers Cos Inc/The	150,507	6,192

		10,687	Telecommunication Services (0.43%)

			Embarq Corp	74,440	2,721
Regional Banks (1.79%)
US Bancorp	99,536	1,814	Telephone - Integrated (6.53%)
Wells Fargo & Co	479,925	9,603	AT&T Inc	847,018	21,701

		11,417	Frontier Communications Corp	299,689	2,131

Reinsurance (0.76%)			Qwest Communications International Inc	258,843	1,007
Everest Re Group Ltd	31,840	2,376	Sprint Nextel Corp (a)	574,290	2,504
Reinsurance Group of America Inc	78,415	2,493	Verizon Communications Inc	383,572	11,637

		4,869	Windstream Corp	324,090	2,690

					41,670

REITS - Diversified (0.31%)
Digital Realty Trust Inc	55,298	1,991	Television (0.64%)
			CBS Corp	578,205	4,071
REITS - Healthcare (0.45%)
Ventas Inc	101,252	2,900	Tobacco (1.23%)
			Altria Group Inc	262,835	4,292
REITS - Office Property (0.57%)			Lorillard Inc	55,924	3,531

Boston Properties Inc	73,104	3,613			7,823

			Tools - Hand Held (0.52%)
REITS - Regional Malls (0.84%)
			Snap-On Inc	97,583	3,310
Simon Property Group Inc	47,999	2,477
Taubman Centers Inc	122,121	2,909

			Transport - Marine (0.22%)
		5,386

			Teekay Corp	96,888	1,399
REITS - Storage (0.43%)
Public Storage	41,229	2,757

See accompanying notes

324

Schedule of Investments LargeCap Value Fund April 30, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Sector	Percent

	Shares	Value
	Held	(000's)	Financial	22.87%

			Consumer, Non-cyclical	22.34%
COMMON STOCKS (continued)			Energy	16.12%
Transport - Rail (0.56%)			Communications	10.86%
Norfolk Southern Corp	99,696 $	3,557	Industrial	9.41%
			Consumer, Cyclical	6.80%
			Utilities	6.45%
Web Portals (0.24%)			Technology	2.74%
Sohu.com Inc (a)	28,912	1,508	Basic Materials	2.10%

TOTAL COMMON STOCKS	$ 621,736		Other Assets in Excess of Liabilities, Net	0.31%

			TOTAL NET ASSETS	100.00%

	Principal

	Amount	Value	Other Assets Summary (unaudited)

	(000's)	(000's)	Asset Type	Percent

REPURCHASE AGREEMENTS (2.28%)			Futures	1.53%
Diversified Banking Institutions (2.28%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $4,948,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 4,851$	4,851
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $4,948,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	4,851	4,851
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $4,948,000; 1.00% - 7.125%; dated
05/04/09 - 02/15/30)	4,850	4,850

		14,552

TOTAL REPURCHASE AGREEMENTS	$ 14,552

Total Investments	$ 636,288
Other Assets in Excess of Liabilities, Net - 0.31%		1,959

TOTAL NET ASSETS - 100.00%	$ 638,247

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $3,876 or 0.61% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 49,797
Unrealized Depreciation		(128,738)

Net Unrealized Appreciation (Depreciation)		(78,941)
Cost for federal income tax purposes		715,229
All dollar amounts are shown in thousands (000's)

See accompanying notes

325

Schedule of Investments
LargeCap Value Fund
April 30, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; June 2009	Buy	45	$ 9,684	$ 9,788	$ 104
All dollar amounts are shown in thousands (000's)

See accompanying notes

326

Schedule of Investments LargeCap Value Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.65%)			COMMON STOCKS (continued)
Advertising Agencies (3.26%)			Electric - Integrated (continued)
Interpublic Group of Cos Inc (a)	2,278,400 $	14,263	Northeast Utilities	717,300 $	15,078
Omnicom Group Inc	540,600	17,012	Pepco Holdings Inc	559,000	6,680

		31,275			67,785

Aerospace & Defense (1.04%)			Electronic Components - Semiconductors (2.40%)
General Dynamics Corp	192,600	9,952	Intel Corp	1,460,500	23,047

Auto - Medium & Heavy Duty Trucks (2.24%)			Fiduciary Banks (1.89%)
Paccar Inc	606,250	21,486	Bank of New York Mellon Corp/The	712,874	18,164

Auto/Truck Parts & Equipment - Original (3.61%)			Finance - Credit Card (1.10%)
BorgWarner Inc	596,500	17,268	Discover Financial Services	1,298,850	10,560
Johnson Controls Inc	912,400	17,345

		34,613	Gas - Distribution (2.06%)

			NiSource Inc	534,400	5,873
Beverages - Non-Alcoholic (1.85%)
			Sempra Energy	301,100	13,857

Dr Pepper Snapple Group Inc (a)	267,700	5,544
					19,730

PepsiCo Inc	245,300	12,206

		17,750	Industrial Gases (0.71%)

			Air Products & Chemicals Inc	103,900	6,847
Cable/Satellite TV (3.04%)
Comcast Corp - Class A	1,886,000	29,158	Life & Health Insurance (0.59%)
			Aflac Inc	194,400	5,616
Chemicals - Diversified (1.01%)
Celanese Corp	464,000	9,670	Medical - Drugs (4.44%)
			Merck & Co Inc/NJ	483,500	11,720
Coal (1.66%)
			Pfizer Inc	2,306,900	30,820

Peabody Energy Corp	602,800	15,908
					42,540

Commercial Banks (0.63%)			Medical - HMO (0.96%)
City National Corp/CA	165,800	6,068	UnitedHealth Group Inc	393,000	9,243

Computers - Memory Devices (1.77%)			Medical Products (3.26%)
Seagate Technology	2,079,900	16,972	Covidien Ltd	753,700	24,857
			Zimmer Holdings Inc (a)	145,600	6,405

Consumer Products - Miscellaneous (1.17%)					31,262

Fortune Brands Inc	284,800	11,195
			Metal - Aluminum (0.66%)
Cruise Lines (1.80%)			Alcoa Inc	701,200	6,360
Carnival Corp	643,900	17,308
			Multi-Line Insurance (3.17%)
Diversified Banking Institutions (6.14%)			ACE Ltd	376,500	17,439
JP Morgan Chase & Co	1,264,600	41,732	MetLife Inc	436,500	12,986

Morgan Stanley	726,200	17,167			30,425

		58,899	Oil - Field Services (3.08%)

Diversified Manufacturing Operations (7.34%)			Baker Hughes Inc	458,800	16,324
General Electric Co	3,822,600	48,356	Halliburton Co	653,900	13,222

Illinois Tool Works Inc	671,600	22,028			29,546

		70,384	Oil Company - Exploration & Production (3.42%)

Electric - Integrated (7.07%)			Anadarko Petroleum Corp	394,500	16,987
American Electric Power Co Inc	702,500	18,532	Ultra Petroleum Corp (a)	369,200	15,802

Exelon Corp	374,100	17,257			32,789

MDU Resources Group Inc	582,700	10,238

See accompanying notes

327

Schedule of Investments LargeCap Value Fund I

April 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Oil Company - Integrated (9.60%)			Diversified Banking Institutions (continued)
Chevron Corp	463,800 $	30,657	Investment in Joint Trading Account;
Exxon Mobil Corp	334,400	22,295	Morgan Stanley Repurchase Agreement;
			0.12% dated 04/30/09 maturing 05/01/09
Hess Corp	263,100	14,415
			(collateralized by Sovereign Agency
Marathon Oil Corp	832,800	24,734	Issues; $11,468,000; 1.00% - 7.125%;

		92,101	dated 05/04/09 - 02/15/30)	$ 11,244$	11,244

					33,730
Pharmacy Services (0.86%)

Medco Health Solutions Inc (a)	189,500	8,253	TOTAL REPURCHASE AGREEMENTS	$ 33,730

			Total Investments	$ 960,694
Regional Banks (2.03%)
			Liabilities in Excess of Other Assets, Net - (0.16)%		(1,568)

Wells Fargo & Co	970,700	19,424
			TOTAL NET ASSETS - 100.00%	$ 959,126

Retail - Major Department Store (1.47%)
JC Penney Co Inc	460,800	14,142
			(a) Non-Income Producing Security
Retail - Regional Department Store (1.99%)
Macy's Inc	1,394,700	19,079	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Telephone - Integrated (4.87%)			of investments held by the fund as of the period end were as follows:
AT&T Inc	1,383,800	35,453
			Unrealized Appreciation	$ 56,814
Sprint Nextel Corp (a)	2,571,484	11,212

			Unrealized Depreciation		(325,108)

		46,665

			Net Unrealized Appreciation (Depreciation)		(268,294)
Transport - Rail (1.40%)			Cost for federal income tax purposes		1,228,988
Burlington Northern Santa Fe Corp	198,300	13,381	All dollar amounts are shown in thousands (000's)

Transport - Services (3.06%)			Portfolio Summary (unaudited)

FedEx Corp	394,200	22,060	Sector		Percent

Ryder System Inc	263,900	7,307	Financial		19.07%

		29,367	Energy		17.76%

			Industrial		12.83%
TOTAL COMMON STOCKS	$ 926,964		Consumer, Non-cyclical		12.54%

	Principal		Communications		11.17%
			Consumer, Cyclical		11.12%
	Amount	Value	Utilities		9.12%

	(000's)	(000's)	Technology		4.17%

REPURCHASE AGREEMENTS (3.51%)			Basic Materials		2.38%
Diversified Banking Institutions (3.51%)			Liabilities in Excess of Other Assets, Net		(0.16%)

Investment in Joint Trading Account; Bank			TOTAL NET ASSETS		100.00%

of America Repurchase Agreement; 0.15%			Other Assets Summary (unaudited)

dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency			Asset Type		Percent

Issues; $11,468,000; 0.00% - 5.87%; dated			Futures		3.38%
09/11/09 - 01/22/37)	$ 11,243$	11,243
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $11,468,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	11,243	11,243

See accompanying notes

328

Schedule of Investments
LargeCap Value Fund I
April 30, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; June 2009	Buy	149	$ 32,421	$ 32,407	$ (14)
All dollar amounts are shown in thousands (000's)

See accompanying notes

329

Schedule of Investments LargeCap Value Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.55%)			COMMON STOCKS (continued)
Advertising Agencies (3.10%)			Electric - Integrated (continued)
Interpublic Group of Cos Inc (a)	224,400 $	1,405	Northeast Utilities	75,400 $	1,585
Omnicom Group Inc	55,000	1,731	Pepco Holdings Inc	57,600	688

		3,136			7,009

Aerospace & Defense (1.00%)			Electronic Components - Semiconductors (2.41%)
General Dynamics Corp	19,600	1,013	Intel Corp	154,400	2,436

Auto - Medium & Heavy Duty Trucks (2.14%)			Fiduciary Banks (1.93%)
Paccar Inc	61,100	2,165	Bank of New York Mellon Corp/The	76,600	1,952

Auto/Truck Parts & Equipment - Original (3.52%)			Finance - Credit Card (1.06%)
BorgWarner Inc	60,900	1,763	Discover Financial Services	132,100	1,074
Johnson Controls Inc	94,500	1,797

		3,560	Gas - Distribution (2.03%)

			NiSource Inc	55,700	612
Beverages - Non-Alcoholic (1.81%)
			Sempra Energy	31,200	1,436

Dr Pepper Snapple Group Inc (a)	27,200	563
					2,048

PepsiCo Inc	25,400	1,264

		1,827	Industrial Gases (0.70%)

			Air Products & Chemicals Inc	10,700	705
Cable/Satellite TV (3.06%)
Comcast Corp - Class A	200,100	3,094	Life & Health Insurance (0.51%)
			Aflac Inc	17,700	511
Chemicals - Diversified (1.01%)
Celanese Corp	48,800	1,017	Medical - Drugs (4.32%)
			Merck & Co Inc/NJ	50,500	1,224
Coal (1.65%)
			Pfizer Inc	235,200	3,142

Peabody Energy Corp	63,200	1,668
					4,366

Commercial Banks (0.60%)			Medical - HMO (0.96%)
City National Corp/CA	16,700	611	UnitedHealth Group Inc	41,300	971

Computers - Memory Devices (1.62%)			Medical Products (3.13%)
Seagate Technology	201,100	1,641	Covidien Ltd	76,400	2,520
			Zimmer Holdings Inc (a)	14,700	646

Consumer Products - Miscellaneous (1.14%)					3,166

Fortune Brands Inc	29,200	1,148
			Metal - Aluminum (0.65%)
Cruise Lines (1.79%)			Alcoa Inc	72,100	654
Carnival Corp	67,300	1,809
			Multi-Line Insurance (3.13%)
Diversified Banking Institutions (6.03%)			ACE Ltd	39,500	1,830
JP Morgan Chase & Co	133,000	4,389	MetLife Inc	44,700	1,330

Morgan Stanley	72,300	1,709			3,160

		6,098	Oil - Field Services (3.01%)

Diversified Manufacturing Operations (9.13%)			Baker Hughes Inc	47,300	1,683
General Electric Co	543,400	6,874	Halliburton Co	67,100	1,357

Illinois Tool Works Inc	71,800	2,355			3,040

		9,229	Oil Company - Exploration & Production (3.32%)

Electric - Integrated (6.93%)			Anadarko Petroleum Corp	40,400	1,739
American Electric Power Co Inc	72,300	1,907	Ultra Petroleum Corp (a)	37,800	1,618

Exelon Corp	38,500	1,776			3,357

MDU Resources Group Inc	59,900	1,053

See accompanying notes

330

Schedule of Investments LargeCap Value Fund II

April 30, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Sector	Percent

	Shares	Value
	Held	(000's)	Energy	17.44%

			Financial	15.19%
COMMON STOCKS (continued)			Industrial	14.53%
Oil Company - Integrated (9.46%)			Consumer, Non-cyclical	12.20%
Chevron Corp	48,200 $	3,186	Communications	12.10%
			Consumer, Cyclical	10.75%
Exxon Mobil Corp	35,100	2,340	Utilities	8.96%
Hess Corp	27,700	1,518	Technology	4.03%
Marathon Oil Corp	84,900	2,521	Basic Materials	2.35%

		9,565	Other Assets in Excess of Liabilities, Net	2.45%

			TOTAL NET ASSETS	100.00%

Pharmacy Services (0.84%)
Medco Health Solutions Inc (a)	19,600	854

Regional Banks (1.92%)
Wells Fargo & Co	97,100	1,943

REITS - Shopping Centers (0.00%)
Developers Diversified Realty Corp	737	3

Retail - Major Department Store (1.42%)
JC Penney Co Inc	46,700	1,433

Retail - Regional Department Store (1.88%)
Macy's Inc	138,600	1,896

Telephone - Integrated (5.94%)
AT&T Inc	188,900	4,840
Sprint Nextel Corp (a)	267,900	1,168

		6,008

Transport - Rail (1.35%)
Burlington Northern Santa Fe Corp	20,200	1,363

Transport - Services (3.05%)
FedEx Corp	41,700	2,334
Ryder System Inc	27,100	750

		3,084

TOTAL COMMON STOCKS	$ 98,614

Total Investments	$ 98,614
Other Assets in Excess of Liabilities, Net - 2.45%		2,480

TOTAL NET ASSETS - 100.00%	$ 101,094

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 5,966
Unrealized Depreciation		(13,449)

Net Unrealized Appreciation (Depreciation)		(7,483)
Cost for federal income tax purposes		106,097
All dollar amounts are shown in thousands (000's)

See accompanying notes

331

Schedule of Investments LargeCap Value Fund III

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.90%)			COMMON STOCKS (continued)
Aerospace & Defense (1.63%)			Commercial Services - Finance (continued)
Northrop Grumman Corp	147,800 $	7,146	Mastercard Inc	105,374 $	19,331

Raytheon Co	433,584	19,611			36,474

		26,757

			Computers (1.67%)
Aerospace & Defense Equipment (1.08%)			IBM Corp	173,149	17,871
United Technologies Corp	363,534	17,755	Research In Motion Ltd (a)	137,900	9,584

					27,455

Agricultural Operations (1.17%)
			Computers - Memory Devices (0.79%)
Archer-Daniels-Midland Co	495,875	12,209
			EMC Corp/Massachusetts (a)	724,287	9,075
Bunge Ltd	145,600	6,990

			Western Digital Corp (a)	166,800	3,923

		19,199

					12,998

Airlines (0.07%)
			Consumer Products - Miscellaneous (0.16%)
UAL Corp (a)	218,900	1,077
			Kimberly-Clark Corp	53,000	2,604
Apparel Manufacturers (0.54%)
			Containers - Metal & Glass (0.43%)
Jones Apparel Group Inc	474,200	4,381
			Owens-Illinois Inc (a)	286,700	6,993
VF Corp	77,100	4,570

		8,951

			Cosmetics & Toiletries (2.71%)
Applications Software (0.56%)			Colgate-Palmolive Co	287,812	16,981
Microsoft Corp	451,515	9,148	Procter & Gamble Co	556,968	27,536

					44,517

Athletic Footwear (0.55%)
			Diversified Banking Institutions (4.83%)
NIKE Inc	171,130	8,979
			Deutsche Bank AG	129,100	6,769
Auto/Truck Parts & Equipment - Original (0.50%)			Goldman Sachs Group Inc/The	140,200	18,016
Autoliv Inc	170,800	4,214	JP Morgan Chase & Co	1,314,642	43,383
Magna International Inc	115,400	3,919	Morgan Stanley	473,400	11,191

		8,133			79,359

Beverages - Non-Alcoholic (0.98%)			Diversified Manufacturing Operations (1.84%)
Coca-Cola Enterprises Inc	490,200	8,362	General Electric Co	960,000	12,144
Pepsi Bottling Group Inc	247,000	7,724	ITT Corp	439,363	18,018

		16,086			30,162

Cable/Satellite TV (1.34%)			Electric - Integrated (4.19%)
Comcast Corp - Class A	309,500	4,785	American Electric Power Co Inc	86,400	2,279
DIRECTV Group Inc/The (a)	354,800	8,774	Dominion Resources Inc/VA	735,450	22,181
Time Warner Cable Inc	264,300	8,518	Exelon Corp	379,789	17,520

		22,077	FPL Group Inc	171,300	9,214

			PG&E Corp	468,097	17,376
Cellular Telecommunications (0.26%)
			Wisconsin Energy Corp	4,800	192

Vodafone Group PLC ADR	232,200	4,261
					68,762

Chemicals - Diversified (0.32%)			Electronic Components - Miscellaneous (0.88%)
EI Du Pont de Nemours & Co	190,600	5,318	AU Optronics Corp ADR	562,600	6,104
			Tyco Electronics Ltd	468,800	8,176
Chemicals - Specialty (0.32%)			Vishay Intertechnology Inc (a)	22,100	130

Eastman Chemical Co	132,900	5,273
					14,410

Commercial Services - Finance (2.22%)			Electronic Components - Semiconductors (0.13%)
Automatic Data Processing Inc	487,012	17,143	Nvidia Corp (a)	193,200	2,218

See accompanying notes

332

Schedule of Investments LargeCap Value Fund III

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Enterprise Software & Services (0.55%)			Medical - Drugs (continued)
Oracle Corp	463,730 $	8,968	Wyeth	419,918 $	17,804

					98,386

Food - Canned (0.14%)
			Medical - Wholesale Drug Distribution (0.29%)
Del Monte Foods Co	294,200	2,221
			Cardinal Health Inc	142,400	4,812
Food - Meat Products (0.38%)
			Medical Products (4.69%)
Tyson Foods Inc	588,200	6,200
			Becton Dickinson and Co	283,400	17,140
Food - Miscellaneous/Diversified (0.89%)			Covidien Ltd	555,817	18,331
ConAgra Foods Inc	409,800	7,254	Johnson & Johnson	791,517	41,444

Kraft Foods Inc	316,500	7,406			76,915

		14,660	Multi-Line Insurance (3.75%)

Food - Retail (0.71%)			ACE Ltd	655,261	30,351
Kroger Co/The	241,600	5,223	Allstate Corp/The	572,600	13,359
Safeway Inc	326,300	6,445	Genworth Financial Inc	475,800	1,123

		11,668	Hartford Financial Services Group Inc	238,700	2,738

			MetLife Inc	416,400	12,388
Food - Wholesale & Distribution (0.14%)
			XL Capital Ltd	169,300	1,610

Sysco Corp	95,700	2,233
					61,569

Gas - Distribution (0.31%)			Multimedia (2.56%)
NiSource Inc	459,000	5,044	News Corp	1,629,200	13,457
			Time Warner Inc	719,767	15,713
Independent Power Producer (0.16%)			Viacom Inc (a)	256,800	4,941
Reliant Energy Inc (a)	542,570	2,691
			Walt Disney Co/The	363,800	7,967

					42,078

Instruments - Scientific (0.58%)
Thermo Fisher Scientific Inc (a)	271,293	9,517	Networking Products (0.56%)
			Cisco Systems Inc (a)	476,043	9,197
Internet Security (0.63%)
Symantec Corp (a)	603,800	10,415	Oil Company - Exploration & Production (5.39%)
			Anadarko Petroleum Corp	394,600	16,992
Investment Management & Advisory Services (1.14%)			Apache Corp	279,536	20,367
BlackRock Inc	127,500	18,681	Devon Energy Corp	450,049	23,335
			EOG Resources Inc	68,500	4,348
Life & Health Insurance (1.48%)
			Occidental Petroleum Corp	417,725	23,514

Lincoln National Corp	533,500	5,996
					88,556

Prudential Financial Inc	351,400	10,148
Unum Group	496,300	8,110	Oil Company - Integrated (11.44%)

		24,254	BP PLC ADR	102,700	4,361

			Chevron Corp	856,405	56,609
Medical - Biomedical/Gene (1.44%)
			ConocoPhillips	791,784	32,463
Amgen Inc (a)	486,201	23,566
			Exxon Mobil Corp	1,156,325	77,092
Medical - Drugs (5.99%)			Murphy Oil Corp	191,959	9,158
AstraZeneca PLC ADR	123,400	4,315	Royal Dutch Shell PLC ADR	176,100	8,044

Bristol-Myers Squibb Co	38,200	733			187,727

Eli Lilly & Co	385,500	12,691	Paper & Related Products (0.46%)
GlaxoSmithKline PLC ADR	66,800	2,055	MeadWestvaco Corp	485,700	7,606
Merck & Co Inc/NJ	623,100	15,104
Pfizer Inc	1,971,800	26,343	Property & Casualty Insurance (1.98%)
Sanofi-Aventis SA ADR	215,100	6,178	Fidelity National Financial Inc	157,800	2,861
Schering-Plough Corp	571,800	13,163

See accompanying notes

333

Schedule of Investments LargeCap Value Fund III

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Property & Casualty Insurance (continued)			Television (0.43%)
Travelers Cos Inc/The	722,145 $	29,709	CBS Corp	994,700 $	7,003

		32,570

			Tobacco (2.13%)
Regional Banks (2.58%)
			Altria Group Inc	613,700	10,022
Capital One Financial Corp	82,300	1,378
			Philip Morris International Inc	481,751	17,439
PNC Financial Services Group Inc	454,263	18,034
			Reynolds American Inc	195,800	7,437

SunTrust Banks Inc	107,800	1,556
					34,898

US Bancorp	200,700	3,657
Wells Fargo & Co	889,011	17,789	Transport - Rail (1.13%)

		42,414	Union Pacific Corp	376,802	18,516

Reinsurance (0.09%)			Wireless Equipment (1.44%)
PartnerRe Ltd	22,000	1,500	Motorola Inc	1,277,700	7,066
			Nokia OYJ ADR	850,700	12,029
Retail - Apparel & Shoe (0.97%)
			Telefonaktiebolaget LM Ericsson ADR	525,400	4,481

Foot Locker Inc	297,300	3,535
					23,576
Gap Inc/The	482,100	7,492

Ltd Brands Inc	431,100	4,923	TOTAL COMMON STOCKS	$ 1,574,209

		15,950		Principal

Retail - Automobile (0.25%)				Amount	Value
				(000's)	(000's)

AutoNation Inc (a)	229,600	4,066
			REPURCHASE AGREEMENTS (4.02%)
Retail - Building Products (1.14%)			Diversified Banking Institutions (4.02%)
Home Depot Inc	510,300	13,431	Investment in Joint Trading Account; Bank
Lowe's Cos Inc	249,400	5,362	of America Repurchase Agreement; 0.15%

			dated 04/30/09 maturing 05/01/09
		18,793	(collateralized by Sovereign Agency

Retail - Discount (1.08%)			Issues; $22,429,000; 0.00% - 5.87%; dated
			09/11/09 - 01/22/37)	$ 21,989$	21,989
Wal-Mart Stores Inc	350,350	17,658
			Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Retail - Drug Store (1.10%)			0.15% dated 04/30/09 maturing 05/01/09
CVS Caremark Corp	567,024	18,020	(collateralized by Sovereign Agency
			Issues; $22,429,000; 0.93% - 5.00%; dated
Retail - Major Department Store (0.60%)			03/30/10 - 01/08/14)8/14)	21,989	21,989
JC Penney Co Inc	176,800	5,426	Investment in Joint Trading Account;
TJX Cos Inc	156,700	4,383	Morgan Stanley Repurchase Agreement;

			0.12% dated 04/30/09 maturing 05/01/09
		9,809

			(collateralized by Sovereign Agency
Retail - Regional Department Store (0.47%)			Issues; $22,429,000; 1.00% - 7.125%;
Macy's Inc	564,600	7,724	dated 05/04/09 - 02/15/30)	21,990	21,990

					65,968

Retail - Restaurants (1.04%)			TOTAL REPURCHASE AGREEMENTS	$ 65,968

McDonald's Corp	321,594	17,138
			Total Investments	$ 1,640,177

Telecommunication Equipment - Fiber Optics (0.30%)			Other Assets in Excess of Liabilities, Net - 0.08%		1,387

Corning Inc	335,900	4,911	TOTAL NET ASSETS - 100.00%	$ 1,641,564

Telephone - Integrated (6.32%)
AT&T Inc	2,372,290	60,778	(a) Non-Income Producing Security
Sprint Nextel Corp (a)	2,114,100	9,218
Telefonica SA ADR	37,500	2,111
Verizon Communications Inc	1,042,395	31,626

		103,733

See accompanying notes

334

	Schedule of Investments
	LargeCap Value Fund III
	April 30, 2009 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 107,180
Unrealized Depreciation	(405,890)

Net Unrealized Appreciation (Depreciation)	(298,710)
Cost for federal income tax purposes	1,938,887
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	24.03%
Financial	19.88%
Energy	16.83%
Communications	13.85%
Consumer, Cyclical	8.30%
Industrial	7.56%
Utilities	4.66%
Technology	3.70%
Basic Materials	1.11%
Other Assets in Excess of Liabilities, Net	0.08%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	4.12%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; June 2009	Buy	311	$ 63,334	$ 67,643	$ 4,309
All dollar amounts are shown in thousands (000's)

See accompanying notes

335

Schedule of Investments MidCap Blend Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (92.24%)			COMMON STOCKS (continued)
Advertising Sales (0.50%)			Diversified Operations (1.20%)
Lamar Advertising Co (a)	166,612 $	2,816	Onex Corp (a)	413,768$	6,678

Aerospace & Defense Equipment (1.76%)			E-Commerce - Services (0.33%)
Alliant Techsystems Inc (a)	123,293	9,820	Liberty Media Corp - Interactive (a)	343,200	1,819

Applications Software (1.98%)			Electric - Generation (0.91%)
Intuit Inc (a)	127,880	2,958	AES Corp/The	721,241	5,099
Microsoft Corp	398,456	8,073

		11,031	Electric - Integrated (4.52%)

			Allegheny Energy Inc	282,785	7,330
Broadcasting Services & Programming (5.54%)
			Ameren Corp	129,018	2,970
Discovery Communications Inc - A Shares (a)	423,941	8,051
			Constellation Energy Group Inc	490,746	11,817
Discovery Communications Inc - C Shares (a)	424,137	7,431
			SCANA Corp	101,992	3,082

Liberty Global Inc - A Shares (a)	265,070	4,371
					25,199

Liberty Global Inc - B Shares (a)	338,909	5,544
Liberty Media Corp - Capital Series A (a)	471,929	5,522	Electric - Transmission (0.07%)

		30,919	Brookfield Infrastructure Partners LP	27,148	371

Building & Construction Products -			Electronic Components - Miscellaneous (0.96%)
Miscellaneous (0.01%)			Gentex Corp	398,536	5,328
USG Corp (a)	2,749	41

			Electronic Components - Semiconductors (0.05%)
Cable/Satellite TV (1.54%)
			Microchip Technology Inc	12,842	295
DISH Network Corp (a)	648,958	8,599

			Energy - Alternate Sources (2.10%)
Casino Services (0.03%)
			Covanta Holding Corp (a)	828,756	11,694
International Game Technology	15,277	189

			Food - Wholesale & Distribution (1.38%)
Commercial Services (3.23%)
			Sysco Corp	330,838	7,718
Iron Mountain Inc (a)	631,717	17,998

			Forestry (0.65%)
Commercial Services - Finance (2.55%)
			Weyerhaeuser Co	102,547	3,616
Automatic Data Processing Inc	57,164	2,012

Lender Processing Services Inc	156,889	4,496	Gas - Distribution (0.64%)
Paychex Inc	33,268	899	National Fuel Gas Co	108,574	3,551
Western Union Co/The	407,255	6,822

		14,229	Gold Mining (4.23%)

			Franco-Nevada Corp	369,528	7,863
Consulting Services (2.05%)
SAIC Inc (a)	633,324	11,463	Newmont Mining Corp	391,734	15,763

					23,626

Data Processing & Management (1.55%)			Independent Power Producer (1.06%)
Broadridge Financial Solutions Inc	149,058	2,884	Calpine Corp (a)	726,710	5,894
Fidelity National Information Services Inc	322,031	5,748

		8,632	Insurance Brokers (2.67%)

			Aon Corp	122,391	5,165
Dental Supplies & Equipment (0.85%)
DENTSPLY International Inc	164,991	4,722	Brown & Brown Inc	288,619	5,616
			Marsh & McLennan Cos Inc	193,835	4,088

Diversified Manufacturing Operations (0.64%)					14,869

Tyco International Ltd	150,941	3,586	Investment Companies (0.18%)
			RHJ International (a)	209,761	1,028
See accompanying notes

336

Schedule of Investments MidCap Blend Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Investment Management & Advisory Services (0.53%)			Pipelines (continued)
Ameriprise Financial Inc	112,839 $	2,973	Williams Cos Inc	563,284 $	7,943

Legg Mason Inc	218	5			15,462

		2,978

			Property & Casualty Insurance (3.71%)
Linen Supply & Related Items (3.54%)			Fidelity National Financial Inc	16,591	301
Cintas Corp	770,730	19,777	Markel Corp (a)	34,734	9,969
			Mercury General Corp	216,505	7,313
Medical - Drugs (1.84%)			White Mountains Insurance Group Ltd	16,358	3,130

Valeant Pharmaceuticals International (a)	611,486	10,248			20,713

Medical - HMO (1.26%)			Real Estate Operator & Developer (1.61%)
Coventry Health Care Inc (a)	440,221	7,004	Brookfield Asset Management Inc	409,135	6,354
			Forest City Enterprises Inc	314,052	2,647

Medical - Outpatient & Home Medical Care (1.54%)					9,001

Lincare Holdings Inc (a)	355,815	8,586
			Reinsurance (2.13%)
			Everest Re Group Ltd	159,551	11,909
Medical Instruments (2.06%)
St Jude Medical Inc (a)	342,449	11,479
			Retail - Auto Parts (3.57%)
			O'Reilly Automotive Inc (a)	512,342	19,904
Medical Laboratory & Testing Service (2.83%)
Laboratory Corp of America Holdings (a)	246,117	15,788
			Retail - Automobile (0.08%)
			Copart Inc (a)	13,635	428
Medical Products (1.31%)
Covidien Ltd	222,069	7,324
			Retail - Major Department Store (0.20%)
			TJX Cos Inc	39,816	1,114
Motion Pictures & Services (0.20%)
Ascent Media Corp (a)	43,593	1,123
			Retail - Restaurants (0.05%)
			Yum! Brands Inc	7,763	259
Multi-Line Insurance (1.96%)
Loews Corp	439,085	10,929
			Satellite Telecommunications (0.60%)
			EchoStar Holding Corp (a)	211,928	3,353
Multimedia (2.87%)
Liberty Media Corp - Entertainment (a)	657,944	16,021
			Schools (1.74%)
			Washington Post Co/The	23,251	9,733
Oil - Field Services (0.37%)
Weatherford International Ltd (a)	124,192	2,065
			Telephone - Integrated (1.14%)
			Telephone & Data Systems Inc	246,558	6,371
Oil & Gas Drilling (1.25%)
Nabors Industries Ltd (a)	458,068	6,967
			Textile - Home Furnishings (0.36%)
			Mohawk Industries Inc (a)	43,012	2,035
Oil Company - Exploration & Production (9.02%)
Cimarex Energy Co	307,865	8,282
			Transport - Truck (0.17%)
Encore Acquisition Co (a)	430,404	12,563
			Heartland Express Inc	64,880	970
EOG Resources Inc	117,557	7,462
EQT CORP	271,792	9,140	Wireless Equipment (0.35%)
Newfield Exploration Co (a)	53,685	1,674	American Tower Corp (a)	61,335	1,948

Questar Corp	294,369	8,749	TOTAL COMMON STOCKS	$ 514,662

Rosetta Resources Inc (a)	283,500	1,999
XTO Energy Inc	13,682	474

		50,343

Pipelines (2.77%)
Spectra Energy Corp	518,570	7,519

See accompanying notes

337

Schedule of Investments MidCap Blend Fund April 30, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (7.72%)
Diversified Banking Institutions (7.72%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $14,647,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 14,360$	14,360
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $14,647,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	14,360	14,360
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $14,647,000; 1.00% - 7.125%;
dated 05/04/09 - 02/15/30)	14,360	14,360

		43,080

TOTAL REPURCHASE AGREEMENTS	$ 43,080

Total Investments	$ 557,742
Other Assets in Excess of Liabilities, Net - 0.04%		198

TOTAL NET ASSETS - 100.00%	$ 557,940

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 36,398
Unrealized Depreciation		(192,868)

Net Unrealized Appreciation (Depreciation)		(156,470)
Cost for federal income tax purposes		714,212
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		22.63%
Financial		20.52%
Energy		15.51%
Communications		12.88%
Consumer, Cyclical		8.03%
Utilities		7.19%
Basic Materials		4.88%
Technology		3.58%
Industrial		3.54%
Diversified		1.20%
Other Assets in Excess of Liabilities, Net		0.04%

TOTAL NET ASSETS		100.00%

See accompanying notes

338

Schedule of Investments MidCap Growth Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.41%)			COMMON STOCKS (continued)

Aerospace & Defense Equipment (0.93%)			Finance - Investment Banker & Broker

Goodrich Corp	13,355 $	591	(continued)
			TD Ameritrade Holding Corp (a)	86,862 $	1,382

Apparel Manufacturers (0.79%)					2,541

Coach Inc	20,555	504	Food - Dairy Products (1.11%)

			Dean Foods Co (a)	34,261	709
Applications Software (3.56%)

Citrix Systems Inc (a)	40,532	1,156	Gold Mining (1.13%)

Salesforce.com Inc (a)	26,131	1,119	Agnico-Eagle Mines Ltd	16,440	725

		2,275

			Industrial Audio & Video Products (2.25%)
Cellular Telecommunications (1.03%)
			Dolby Laboratories Inc (a)	35,769	1,435
MetroPCS Communications Inc (a)	38,700	661

			Internet Content - Information & News (0.82%)
Commercial Services (2.23%)
			Baidu Inc/China ADR (a)	2,240	522
Quanta Services Inc (a)	62,626	1,424

			Internet Infrastructure Software (2.41%)
Commercial Services - Finance (1.44%)
			F5 Networks Inc (a)	56,504	1,541
Western Union Co/The	54,950	920

			Internet Security (1.41%)
Consulting Services (1.29%)
			McAfee Inc (a)	24,052	903
FTI Consulting Inc (a)	15,041	825

			Investment Management & Advisory Services (3.00%)
Disposable Medical Products (1.41%)
			BlackRock Inc	5,600	821
CR Bard Inc	12,602	903
			T Rowe Price Group Inc	28,455	1,096

E-Commerce - Services (0.81%)					1,917

Ctrip.com International Ltd ADR	16,710	517	Medical - Biomedical/Gene (3.34%)

			Alexion Pharmaceuticals Inc (a)	25,248	844
Electric Products - Miscellaneous (1.08%)
			Illumina Inc (a)	17,671	660
AMETEK Inc	21,492	692
			Life Technologies Corp (a)	8,700	325

Electronic Components - Semiconductors (4.92%)			Myriad Genetics Inc (a)	8,000	310

Altera Corp	68,595	1,119			2,139

Broadcom Corp (a)	39,120	907	Medical - Drugs (1.50%)

Xilinx Inc	54,670	1,117	Cephalon Inc (a)	14,641	961

		3,143

			Medical - Generic Drugs (1.03%)
Engineering - Research & Development Services (1.34%)
			Mylan Inc/PA (a)	49,814	660
Aecom Technology Corp (a)	33,399	859

			Medical Instruments (0.98%)
Enterprise Software & Services (2.43%)
			Edwards Lifesciences Corp (a)	9,900	627
BMC Software Inc (a)	44,801	1,553

			Medical Products (1.54%)
Entertainment Software (2.54%)
			Varian Medical Systems Inc (a)	29,571	987
Activision Blizzard Inc (a)	150,877	1,625

			Medical Sterilization Products (1.52%)
Environmental Consulting & Engineering (1.05%)
			STERIS Corp	40,281	971
Tetra Tech Inc (a)	27,218	668

			Multimedia (1.41%)
Fiduciary Banks (1.40%)
			McGraw-Hill Cos Inc/The	29,900	901
Northern Trust Corp	16,505	897

			Networking Products (2.58%)
Finance - Investment Banker & Broker (3.97%)
			Juniper Networks Inc (a)	23,620	512
Lazard Ltd	42,459	1,159

See accompanying notes

339

Schedule of Investments
MidCap Growth Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Networking Products (continued)			Software Tools (0.63%)
Starent Networks Corp (a)	57,539$	1,135	VMware Inc (a)	15,565 $	406

		1,647

			Toys (2.07%)
Oil & Gas Drilling (0.94%)
			Hasbro Inc	49,586	1,322
Noble Corp	1,405	39
Noble Corp	20,500	560	Transport - Truck (1.02%)

		599	JB Hunt Transport Services Inc	23,225	653

Oil Company - Exploration & Production (5.40%)
			Web Hosting & Design (1.17%)
Concho Resources Inc/Midland TX (a)	12,520	343
			Equinix Inc (a)	10,661	749
Denbury Resources Inc (a)	82,366	1,341
PetroHawk Energy Corp (a)	74,992	1,770

			Wireless Equipment (5.01%)
		3,454	American Tower Corp (a)	49,374	1,568

Pharmacy Services (1.67%)			Crown Castle International Corp (a)	66,768	1,637

Express Scripts Inc (a)	16,699	1,068			3,205

			TOTAL COMMON STOCKS	$ 61,006
Property & Casualty Insurance (1.82%)

Fidelity National Financial Inc	64,195	1,164		Principal
				Amount	Value
Respiratory Products (1.39%)				(000's)	(000's)

ResMed Inc (a)	23,147	890	REPURCHASE AGREEMENTS (6.59%)
			Diversified Banking Institutions (6.59%)
Retail - Apparel & Shoe (1.64%)			Investment in Joint Trading Account; Bank
American Eagle Outfitters Inc	70,560	1,046	of America Repurchase Agreement; 0.15%
			dated 04/30/09 maturing 05/01/09
Retail - Auto Parts (1.29%)			(collateralized by Sovereign Agency
Advance Auto Parts Inc	18,874	826	Issues; $1,433,000; 0.00% - 5.87%; dated
			09/11/09 - 01/22/37)	$ 1,404$	1,404
Retail - Automobile (1.63%)			Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Copart Inc (a)	33,198	1,042
			0.15% dated 04/30/09 maturing 05/01/09
			(collateralized by Sovereign Agency
Retail - Consumer Electronics (1.40%)			Issues; $1,433,000; 0.93% - 5.00%; dated
Best Buy Co Inc	23,285	894	03/30/10 - 01/08/14)	1,404	1,404
			Investment in Joint Trading Account;
Retail - Regional Department Store (1.77%)			Morgan Stanley Repurchase Agreement;
Kohl's Corp (a)	24,920	1,130	0.12% dated 04/30/09 maturing 05/01/09
			(collateralized by Sovereign Agency
			Issues; $1,433,000; 1.00% - 7.125%; dated
Retail - Restaurants (2.33%)
			05/04/09 - 02/15/30)	1,405	1,405

Darden Restaurants Inc	16,756	620
					4,213
Yum! Brands Inc	26,160	872

		1,492	TOTAL REPURCHASE AGREEMENTS	$ 4,213

Schools (2.00%)			Total Investments	$ 65,219
ITT Educational Services Inc (a)	6,067	611	Liabilities in Excess of Other Assets, Net - (2.00)%		(1,281)

Strayer Education Inc	3,536	670	TOTAL NET ASSETS - 100.00%	$ 63,938

		1,281

Semiconductor Component - Integrated Circuits (2.87%)			(a) Non-Income Producing Security
Marvell Technology Group Ltd (a)	166,999	1,834

Soap & Cleaning Products (1.11%)
Church & Dwight Co Inc	13,005	708

See accompanying notes

340

Schedule of Investments MidCap Growth Fund April 30, 2009 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 2,833
Unrealized Depreciation	(3,352)

Net Unrealized Appreciation (Depreciation)	(519)
Cost for federal income tax purposes	65,738
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	23.57%
Technology	16.95%
Financial	16.79%
Communications	16.65%
Consumer, Cyclical	12.91%
Industrial	7.66%
Energy	6.34%
Basic Materials	1.13%
Liabilities in Excess of Other Assets, Net	(2.00%)

TOTAL NET ASSETS	100.00%

See accompanying notes

341

Schedule of Investments MidCap Growth Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (101.46%)			COMMON STOCKS (continued)
Advertising Agencies (1.18%)			Commercial Services - Finance (continued)
Interpublic Group of Cos Inc (a)	367,777 $	2,302	Global Payments Inc	49,204$	1,578
			Paychex Inc	7,900	213
Aerospace & Defense Equipment (0.63%)			SEI Investments Co	67,100	941
Goodrich Corp	27,700	1,227	Total System Services Inc	79,597	993

					4,122

Agricultural Chemicals (0.07%)
Intrepid Potash Inc (a)	5,500	136	Computer Services (0.84%)
			Affiliated Computer Services Inc (a)	30,286	1,465
Airlines (0.73%)			Unisys Corp (a)	130,333	159

Copa Holdings SA	46,241	1,417			1,624

Applications Software (1.10%)			Computers - Integrated Systems (0.87%)
Intuit Inc (a)	92,739	2,145	Diebold Inc	38,000	1,005
			NCR Corp (a)	68,500	695

Auto/Truck Parts & Equipment - Original (0.76%)					1,700

WABCO Holdings Inc	92,989	1,487	Computers - Memory Devices (2.03%)
			Seagate Technology	193,600	1,580
Beverages - Wine & Spirits (0.51%)
			Western Digital Corp (a)	100,440	2,362

Central European Distribution Corp (a)	44,100	988
					3,942

Building - Heavy Construction (0.71%)			Consulting Services (0.79%)
Perini Corp (a)	80,289	1,389	SAIC Inc (a)	85,327	1,544

Building - Residential & Commercial (0.57%)			Consumer Products - Miscellaneous (0.61%)
NVR Inc (a)	2,200	1,112	Clorox Co	21,300	1,194

Building Products - Air & Heating (0.54%)			Containers - Metal & Glass (0.92%)
Lennox International Inc	33,000	1,052	Crown Holdings Inc (a)	81,213	1,791

Cable/Satellite TV (0.99%)			Cosmetics & Toiletries (0.52%)
DISH Network Corp (a)	145,461	1,927	Estee Lauder Cos Inc/The	33,900	1,014

Cellular Telecommunications (0.21%)			Data Processing & Management (0.86%)
US Cellular Corp (a)	11,800	401	Broadridge Financial Solutions Inc	86,753	1,679

Chemicals - Specialty (2.52%)			Dental Supplies & Equipment (0.57%)
Ashland Inc	108,200	2,376	Patterson Cos Inc (a)	54,000	1,105
International Flavors & Fragrances Inc	22,800	712
Terra Industries Inc	68,500	1,815	Dialysis Centers (0.64%)

		4,903	DaVita Inc (a)	26,800	1,243

Coal (2.52%)			Distribution & Wholesale (1.02%)
Alpha Natural Resources Inc (a)	60,800	1,245	WESCO International Inc (a)	76,136	1,979
Foundation Coal Holdings Inc	93,007	1,510
Massey Energy Co	134,939	2,147	Diversified Manufacturing Operations (1.21%)

		4,902	Carlisle Cos Inc	64,009	1,456

			SPX Corp	19,400	896

Commercial Services (0.13%)
TeleTech Holdings Inc (a)	9,000	120			2,352

Ticketmaster Entertainment Inc (a)	25,700	135	Electric - Integrated (1.06%)

		255	Constellation Energy Group Inc	85,671	2,063

Commercial Services - Finance (2.12%)
Deluxe Corp	27,400	397

See accompanying notes

342

Schedule of Investments MidCap Growth Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric Products - Miscellaneous (0.62%)			Food - Meat Products (0.43%)
Molex Inc	71,900 $	1,199	Tyson Foods Inc	79,700 $	840

Electronic Components - Miscellaneous (1.33%)			Garden Products (0.26%)
AVX Corp.	44,800	448	Toro Co	16,800	510
Benchmark Electronics Inc (a)	10,800	131
Jabil Circuit Inc	218,600	1,771	Hospital Beds & Equipment (1.28%)
Plexus Corp (a)	11,000	244	Hill-Rom Holdings Inc	59,900	778

		2,594	Kinetic Concepts Inc (a)	69,403	1,718

					2,496

Electronic Components - Semiconductors (1.77%)
Intersil Corp	116,295	1,349	Hotels & Motels (0.49%)
LSI Corp (a)	278,600	1,070	Choice Hotels International Inc	31,800	952
Silicon Laboratories Inc (a)	30,700	1,021

			Human Resources (2.47%)
		3,440

			Hewitt Associates Inc (a)	58,089	1,822
Electronic Measurement Instruments (0.10%)			Manpower Inc	40,300	1,736
Agilent Technologies Inc (a)	10,600	194	Robert Half International Inc	51,500	1,237

					4,795

Electronic Parts Distribution (1.10%)
Arrow Electronics Inc (a)	35,200	800	Independent Power Producer (0.84%)
Avnet Inc (a)	61,400	1,344	Mirant Corp (a)	128,324	1,634

		2,144

			Industrial Audio & Video Products (0.32%)
Electronics - Military (1.26%)			Dolby Laboratories Inc (a)	15,700	630
L-3 Communications Holdings Inc	32,140	2,447
			Insurance Brokers (0.48%)
Energy - Alternate Sources (0.18%)			Brown & Brown Inc	47,600	926
Covanta Holding Corp (a)	24,200	341
			Internet Telephony (0.23%)
Engineering - Research & Development Services (4.74%)			j2 Global Communications Inc (a)	18,784	451
Fluor Corp	54,900	2,079
Jacobs Engineering Group Inc (a)	49,843	1,896	Machinery - Construction & Mining (0.96%)
KBR Inc	113,234	1,768	Bucyrus International Inc	76,980	1,671
McDermott International Inc (a)	125,272	2,022	Joy Global Inc	7,400	189

URS Corp (a)	32,769	1,444			1,860

		9,209	Machinery - Farm (0.92%)

Enterprise Software & Services (1.39%)			AGCO Corp (a)	73,400	1,784
BMC Software Inc (a)	51,323	1,780
Novell Inc (a)	246,100	925	Machinery - General Industry (0.60%)

			Manitowoc Co Inc/The	196,200	1,167
		2,705

Entertainment Software (0.10%)			Machinery - Pumps (1.09%)
Take-Two Interactive Software Inc (a)	21,400	194	Flowserve Corp	25,849	1,755
			Graco Inc	15,200	359

Finance - Investment Banker & Broker (1.39%)					2,114

Investment Technology Group Inc (a)	58,505	1,333
TD Ameritrade Holding Corp (a)	86,500	1,376	Machinery Tools & Related Products (0.23%)

			Kennametal Inc	22,100	452
		2,709

Finance - Other Services (0.11%)			Medical - Drugs (1.58%)
NASDAQ OMX Group Inc/The (a)	11,000	211	Endo Pharmaceuticals Holdings Inc (a)	50,400	834
			Forest Laboratories Inc (a)	38,100	826

See accompanying notes

343

Schedule of Investments MidCap Growth Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Oil & Gas Drilling (continued)
Sepracor Inc (a)	99,919 $	1,420	Nabors Industries Ltd (a)	46,300 $	704

		3,080	Patterson-UTI Energy Inc	84,400	1,073

			Pride International Inc (a)	86,767	1,970
Medical - Generic Drugs (0.60%)
Watson Pharmaceuticals Inc (a)	37,900	1,173	Rowan Cos Inc	57,700	901
			Unit Corp (a)	34,100	930

Medical - HMO (2.15%)					7,959

Centene Corp (a)	15,100	278	Oil Company - Exploration & Production (1.04%)
Coventry Health Care Inc (a)	103,605	1,648	Mariner Energy Inc (a)	60,200	685
Humana Inc (a)	64,700	1,862	St Mary Land & Exploration Co	22,300	399
WellCare Health Plans Inc (a)	26,800	402	W&T Offshore Inc	100,800	935

		4,190			2,019

Medical - Hospitals (0.40%)			Oil Company - Integrated (1.47%)
Health Management Associates Inc (a)	168,500	787	Murphy Oil Corp	59,800	2,853

Medical - Wholesale Drug Distribution (0.53%)			Oil Refining & Marketing (2.33%)
AmerisourceBergen Corp	30,700	1,033	Holly Corp	64,559	1,353
			Sunoco Inc	62,778	1,664
Medical Information Systems (0.68%)
			Tesoro Corp	99,736	1,521

IMS Health Inc	104,933	1,318
					4,538

Medical Instruments (0.81%)			Pharmacy Services (0.70%)
St Jude Medical Inc (a)	47,100	1,579	Omnicare Inc	53,216	1,368

Medical Laboratory & Testing Service (0.74%)			Power Converter & Supply Equipment (0.81%)
Quest Diagnostics Inc	28,100	1,442	Hubbell Inc	47,366	1,573

Medical Products (0.60%)			Property & Casualty Insurance (0.46%)
Henry Schein Inc (a)	24,600	1,010	WR Berkley Corp	37,400	894
Varian Medical Systems Inc (a)	4,500	150

		1,160	Protection - Safety (0.89%)

			Brink's Home Security Holdings Inc (a)	64,919	1,725
Metal Processors & Fabrication (0.19%)
Timken Co	23,200	373	Publishing - Books (0.66%)
			John Wiley & Sons Inc	38,007	1,288
Miscellaneous Manufacturers (0.27%)
John Bean Technologies Corp	47,966	529	Racetracks (0.87%)
			Penn National Gaming Inc (a)	49,600	1,687
Motion Pictures & Services (0.30%)
DreamWorks Animation SKG Inc (a)	24,400	586	Reinsurance (0.85%)
			Axis Capital Holdings Ltd	59,332	1,462
Multimedia (1.20%)
			Transatlantic Holdings Inc	5,000	190

McGraw-Hill Cos Inc/The	77,406	2,334
					1,652

Oil - Field Services (1.39%)			REITS - Apartments (1.27%)
Oil States International Inc (a)	53,300	1,007	Apartment Investment & Management Co	107,997	788
Superior Energy Services Inc (a)	51,000	980	Camden Property Trust	61,912	1,680

Tetra Technologies Inc (a)	126,457	723			2,468

		2,710

			Retail - Apparel & Shoe (1.03%)
Oil & Gas Drilling (4.09%)			Abercrombie & Fitch Co	25,000	676
Atwood Oceanics Inc (a)	21,200	473	American Eagle Outfitters Inc	77,800	1,153
ENSCO International Inc	67,477	1,908

See accompanying notes

344

Schedule of Investments MidCap Growth Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Apparel & Shoe (continued)			Steel - Producers (continued)
AnnTaylor Stores Corp (a)	22,300 $	165	Steel Dynamics Inc	46,000 $	573

		1,994			1,877

Retail - Auto Parts (0.72%)			Telecommunication Equipment (0.88%)
Advance Auto Parts Inc	32,000	1,400	CommScope Inc (a)	68,100	1,709

Retail - Discount (1.04%)			Telecommunication Equipment - Fiber Optics (0.66%)
Dollar Tree Inc (a)	32,700	1,384	JDS Uniphase Corp (a)	278,700	1,285
Family Dollar Stores Inc	19,000	631

		2,015	Telecommunication Services (0.53%)

			Embarq Corp	28,000	1,024
Retail - Pawn Shops (0.40%)
Cash America International Inc	35,000	783	Tobacco (1.11%)
			Lorillard Inc	34,152	2,156
Retail - Regional Department Store (1.48%)
Kohl's Corp (a)	63,305	2,871	Toys (0.80%)
			Hasbro Inc	58,027	1,547
Retail - Restaurants (2.87%)
Brinker International Inc	5,500	97	Transport - Marine (0.64%)
Chipotle Mexican Grill Inc (a)	14,200	1,152	Kirby Corp (a)	10,900	336
Darden Restaurants Inc	39,500	1,460	Tidewater Inc	20,820	901

Panera Bread Co (a)	23,000	1,288			1,237

Yum! Brands Inc	47,600	1,588

			Transport - Services (0.77%)
		5,585

			Ryder System Inc	24,800	687
Russian Federation (0.36%)			UTI Worldwide Inc (a)	59,800	805

CTC Media Inc (a)	88,753	696			1,492

Savings & Loans - Thrifts (1.31%)			Transport - Truck (1.00%)
Capitol Federal Financial	21,468	836	JB Hunt Transport Services Inc	35,400	995
Hudson City Bancorp Inc	136,874	1,719	Landstar System Inc	26,500	944

		2,555			1,939

Schools (2.99%)			Web Portals (0.40%)
Apollo Group Inc (a)	43,349	2,729	Earthlink Inc (a)	79,400	602
DeVry Inc	2,800	119	Sohu.com Inc (a)	3,300	172

ITT Educational Services Inc (a)	19,825	1,998			774

Strayer Education Inc	5,100	966	Wire & Cable Products (0.65%)

		5,812	General Cable Corp (a)	46,300	1,257

Semiconductor Component - Integrated Circuits (0.89%)			TOTAL COMMON STOCKS	$ 197,296

Atmel Corp (a)	43,200	166	Total Investments	$ 197,296
Integrated Device Technology Inc (a)	287,180	1,558	Liabilities in Excess of Other Assets, Net - (1.46)%		(2,833)

		1,724	TOTAL NET ASSETS - 100.00%	$ 194,463

Soap & Cleaning Products (0.97%)
Church & Dwight Co Inc	34,791	1,893
			(a) Non-Income Producing Security
South Africa (0.19%)
Net 1 UEPS Technologies Inc (a)	21,800	360

Steel - Producers (0.97%)
AK Steel Holding Corp	77,800	1,012
Schnitzer Steel Industries Inc	5,900	292

See accompanying notes

345

Schedule of Investments MidCap Growth Fund II April 30, 2009 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 19,590
Unrealized Depreciation	(48,238)

Net Unrealized Appreciation (Depreciation)	(28,648)
Cost for federal income tax purposes	225,944
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	24.35%
Industrial	21.60%
Consumer, Cyclical	13.33%
Energy	13.02%
Technology	10.53%
Communications	7.30%
Financial	5.87%
Basic Materials	3.56%
Utilities	1.90%
Liabilities in Excess of Other Assets, Net	(1.46%)

TOTAL NET ASSETS	100.00%

See accompanying notes

346

Schedule of Investments MidCap Growth Fund III

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.22%)			COMMON STOCKS (continued)
Aerospace & Defense Equipment (0.23%)			Chemicals - Plastics (0.21%)
Goodrich Corp	40,950 $	1,813	Schulman A Inc	104,385 $	1,638

Agricultural Chemicals (0.75%)			Chemicals - Specialty (0.89%)
CF Industries Holdings Inc	81,782	5,892	Ecolab Inc	135,750	5,233
			Sigma-Aldrich Corp	16,567	726
Airlines (0.35%)			Terra Industries Inc	37,823	1,003

Continental Airlines Inc (a)	260,450	2,740			6,962

Apparel Manufacturers (1.23%)			Coal (0.60%)
Coach Inc	302,121	7,402	Consol Energy Inc	149,290	4,670
Polo Ralph Lauren Corp	29,401	1,583
			Coatings & Paint (0.11%)
VF Corp	10,610	629

			Sherwin-Williams Co/The	15,318	868
		9,614

Applications Software (1.18%)			Commercial Services (0.69%)
Check Point Software Technologies Ltd (a)	159,710	3,701	Alliance Data Systems Corp (a)	20,123	843
Salesforce.com Inc (a)	129,605	5,548	Quanta Services Inc (a)	149,810	3,405

		9,249	Weight Watchers International Inc	44,890	1,117

					5,365

Beverages - Non-Alcoholic (1.01%)
Coca-Cola Enterprises Inc	114,216	1,948	Commercial Services - Finance (1.77%)
Hansen Natural Corp (a)	145,823	5,944	Equifax Inc	85,810	2,502

		7,892	H&R Block Inc	133,068	2,015

			Paychex Inc	248,170	6,703
Beverages - Wine & Spirits (0.11%)
Brown-Forman Corp	18,847	876	Total System Services Inc	97,188	1,212
			Western Union Co/The	83,121	1,392

Building - Residential & Commercial (1.71%)					13,824

NVR Inc (a)	2,097	1,060	Computer Aided Design (0.14%)
Pulte Homes Inc	598,910	6,894	ANSYS Inc (a)	38,998	1,077
Toll Brothers Inc (a)	266,900	5,407

		13,361	Computer Services (0.15%)

			Cognizant Technology Solutions Corp (a)	46,300	1,148
Building Products - Cement & Aggregate (0.53%)
Martin Marietta Materials Inc	49,460	4,156
			Computer Software (0.74%)
			Metavante Technologies Inc (a)	100,000	2,359
Cable/Satellite TV (0.46%)
Cablevision Systems Corp	130,010	2,231	Omniture Inc (a)	275,577	3,395

DISH Network Corp (a)	104,525	1,385			5,754

		3,616	Computers - Integrated Systems (0.26%)

			NCR Corp (a)	103,197	1,048
Casino Hotels (1.01%)
Wynn Resorts Ltd (a)	200,430	7,863	Teradata Corp (a)	59,580	996

					2,044

Cellular Telecommunications (1.24%)			Computers - Memory Devices (1.49%)
MetroPCS Communications Inc (a)	382,560	6,538	NetApp Inc (a)	490,225	8,971
Millicom International Cellular SA	56,830	2,754	Western Digital Corp (a)	113,068	2,659

NII Holdings Inc (a)	25,890	418			11,630

		9,710

			Computers - Peripheral Equipment (0.15%)
Chemicals - Diversified (0.11%)			Lexmark International Inc (a)	59,500	1,167
FMC Corp	17,044	831
			Consulting Services (0.52%)
			SAIC Inc (a)	113,253	2,050

See accompanying notes

347

Schedule of Investments MidCap Growth Fund III

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Consulting Services (continued)			Electronic Components - Semiconductors
Watson Wyatt Worldwide Inc	38,171 $	2,025	(continued)

			Intersil Corp	59,092 $	686
		4,075

			MEMC Electronic Materials Inc (a)	40,493	656
Consumer Products - Miscellaneous (0.55%)			Microchip Technology Inc	71,774	1,651
Clorox Co	76,370	4,281	Micron Technology Inc (a)	897,410	4,379
			National Semiconductor Corp	46,584	576
Cosmetics & Toiletries (0.88%)
			Nvidia Corp (a)	115,955	1,331
Alberto-Culver Co	206,000	4,592
			PMC - Sierra Inc (a)	723,160	5,727

Avon Products Inc	100,400	2,285

					33,364

		6,877

			Electronic Forms (0.70%)
Data Processing & Management (0.26%)
			Adobe Systems Inc (a)	199,610	5,459
Broadridge Financial Solutions Inc	22,500	436
Dun & Bradstreet Corp	20,052	1,632

			Electronic Measurement Instruments (0.26%)
		2,068	Agilent Technologies Inc (a)	78,975	1,442

Dental Supplies & Equipment (0.10%)			Trimble Navigation Ltd (a)	28,555	612

Patterson Cos Inc (a)	39,398	806			2,054

			Electronic Parts Distribution (0.10%)
Dialysis Centers (0.54%)
			Arrow Electronics Inc (a)	34,424	783
DaVita Inc (a)	90,970	4,218
			Electronics - Military (0.24%)
Distribution & Wholesale (0.52%)
			L-3 Communications Holdings Inc	24,822	1,890
Fastenal Co	106,550	4,087
			Energy - Alternate Sources (0.68%)
Diversified Manufacturing Operations (2.16%)
			Covanta Holding Corp (a)	116,320	1,641
Brink's Co/The	61,399	1,741
			First Solar Inc (a)	19,770	3,703

Cooper Industries Ltd	20,205	662
					5,344

ESCO Technologies Inc (a)	95,160	3,957
Harsco Corp	32,434	893	Engineering - Research & Development Services (1.37%)
ITT Corp	34,786	1,426	EMCOR Group Inc (a)	119,200	2,478
Parker Hannifin Corp	163,388	7,410	Fluor Corp	63,680	2,412
SPX Corp	17,063	788	Jacobs Engineering Group Inc (a)	151,930	5,779

		16,877			10,669

E-Commerce - Services (0.62%)			Engines - Internal Combustion (0.99%)
Priceline.com Inc (a)	50,278	4,881	Cummins Inc	228,350	7,764

Electric - Integrated (1.15%)			Enterprise Software & Services (1.22%)
Alliant Energy Corp	24,760	554	BMC Software Inc (a)	170,586	5,914
Edison International	62,081	1,770	CA Inc	95,219	1,643
PPL Corp	222,780	6,663	Sybase Inc (a)	58,923	2,001

		8,987			9,558

Electric Products - Miscellaneous (0.66%)			Entertainment Software (0.75%)
AMETEK Inc	80,100	2,580	Activision Blizzard Inc (a)	545,708	5,877
Molex Inc	153,846	2,565

		5,145	Fiduciary Banks (1.01%)

			Northern Trust Corp	144,960	7,880
Electronic Components - Miscellaneous (0.17%)
Garmin Ltd	54,280	1,367	Finance - Investment Banker & Broker (0.72%)
			Greenhill & Co Inc	11,312	877
Electronic Components - Semiconductors (4.27%)			Lazard Ltd	50,893	1,389
Altera Corp	475,080	7,749
Broadcom Corp (a)	457,462	10,609

See accompanying notes

348

Schedule of Investments MidCap Growth Fund III

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Investment Banker & Broker			Internet Security (1.98%)
(continued)			McAfee Inc (a)	307,730 $	11,552
TD Ameritrade Holding Corp (a)	210,030 $	3,342

			VeriSign Inc (a)	189,780	3,906

		5,608

					15,458

Finance - Other Services (1.09%)
			Investment Management & Advisory Services (1.98%)
IntercontinentalExchange Inc (a)	96,980	8,495
			BlackRock Inc	21,230	3,111
			Eaton Vance Corp	50,900	1,393
Food - Miscellaneous/Diversified (0.14%)
			Federated Investors Inc	51,511	1,178
ConAgra Foods Inc	61,190	1,083
			T Rowe Price Group Inc	225,290	8,678
Food - Retail (0.96%)			Waddell & Reed Financial Inc	49,432	1,108

Whole Foods Market Inc	361,836	7,501			15,468

			Leisure & Recreation Products (1.00%)
Footwear & Related Apparel (0.62%)
			WMS Industries Inc (a)	242,490	7,786
Deckers Outdoor Corp (a)	86,410	4,884
			Life & Health Insurance (0.42%)
Gas - Distribution (0.54%)
			Aflac Inc	114,511	3,308
Laclede Group Inc/The	29,853	1,036
Sempra Energy	68,715	3,162	Machinery - Farm (0.04%)

		4,198	AGCO Corp (a)	14,288	347

Hazardous Waste Disposal (0.51%)
Stericycle Inc (a)	85,297	4,016	Machinery - Pumps (0.14%)
			Flowserve Corp	16,194	1,100
Hospital Beds & Equipment (0.07%)
Kinetic Concepts Inc (a)	23,034	570	Medical - Biomedical/Gene (3.08%)
			Alexion Pharmaceuticals Inc (a)	189,900	6,347
Hotels & Motels (1.40%)			Illumina Inc (a)	203,980	7,619
Choice Hotels International Inc	74,467	2,229	Life Technologies Corp (a)	65,504	2,443
Starwood Hotels & Resorts Worldwide Inc	419,290	8,746	Myriad Genetics Inc (a)	91,964	3,567

		10,975	United Therapeutics Corp (a)	65,721	4,128

					24,104

Human Resources (0.78%)
Robert Half International Inc	253,165	6,081	Medical - Drugs (1.64%)
			Allergan Inc/United States	188,925	8,815
Industrial Audio & Video Products (0.21%)			Endo Pharmaceuticals Holdings Inc (a)	90,909	1,504
Dolby Laboratories Inc (a)	41,213	1,654	Forest Laboratories Inc (a)	97,036	2,105
			King Pharmaceuticals Inc (a)	45,964	362

Industrial Gases (0.78%)
					12,786

Airgas Inc	141,136	6,086
			Medical - HMO (0.65%)
Instruments - Controls (0.10%)			CIGNA Corp	111,801	2,203
Mettler-Toledo International Inc (a)	13,063	805	Coventry Health Care Inc (a)	51,904	826
			Health Net Inc (a)	17,504	253
Instruments - Scientific (0.20%)			Humana Inc (a)	62,460	1,798

Waters Corp (a)	35,618	1,573			5,080

Insurance Brokers (0.48%)			Medical - Wholesale Drug Distribution (0.45%)
Aon Corp	89,280	3,768	AmerisourceBergen Corp	105,040	3,534

Internet Infrastructure Software (1.43%)			Medical Instruments (1.28%)
Akamai Technologies Inc (a)	55,364	1,219	Intuitive Surgical Inc (a)	6,546	941
F5 Networks Inc (a)	364,661	9,944	St Jude Medical Inc (a)	269,552	9,035

		11,163			9,976

See accompanying notes

349

Schedule of Investments MidCap Growth Fund III

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Laboratory & Testing Service (0.20%)			Oil Refining & Marketing (continued)
Laboratory Corp of America Holdings (a)	24,387 $	1,564	Sunoco Inc	42,574 $	1,129
			Valero Energy Corp	99,200	1,968

Medical Products (0.21%)					3,447

Henry Schein Inc (a)	39,416	1,618
			Pharmacy Services (1.85%)
Metal - Aluminum (0.36%)			Express Scripts Inc (a)	186,476	11,929
Alcoa Inc	307,170	2,786	Omnicare Inc	98,440	2,531

					14,460

Metal - Iron (0.04%)
			Printing - Commercial (0.34%)
Cliffs Natural Resources Inc	14,833	342
			VistaPrint Ltd (a)	76,675	2,634
Metal Processors & Fabrication (1.27%)
			Quarrying (0.09%)
Precision Castparts Corp	116,756	8,740
			Compass Minerals International Inc	15,041	725
Timken Co	73,668	1,185

		9,925	Racetracks (0.42%)

Networking Products (1.76%)			Penn National Gaming Inc (a)	95,720	3,256
Atheros Communications Inc (a)	351,400	6,051
			Recreational Vehicles (0.08%)
Juniper Networks Inc (a)	356,160	7,711

			Polaris Industries Inc	19,253	644
		13,762

Office Automation & Equipment (0.06%)			REITS - Diversified (0.47%)
Xerox Corp	81,221	496	Digital Realty Trust Inc	101,390	3,651

Oil - Field Services (1.45%)			REITS - Office Property (0.08%)
Weatherford International Ltd (a)	680,990	11,325	Boston Properties Inc	12,775	631

Oil & Gas Drilling (1.01%)			Rental - Auto & Equipment (0.09%)
ENSCO International Inc	60,402	1,708	Rent-A-Center Inc/TX (a)	37,907	730
Nabors Industries Ltd (a)	185,020	2,814
Noble Corp	78,543	2,147	Retail - Apparel & Shoe (3.90%)
Unit Corp (a)	45,010	1,228	Aeropostale Inc (a)	56,388	1,915

		7,897	Buckle Inc/The	37,732	1,410

			Gap Inc/The	66,511	1,034
Oil Company - Exploration & Production (3.85%)
			Guess? Inc	387,350	10,087
Cimarex Energy Co	67,230	1,809
			Nordstrom Inc	298,580	6,757
Nexen Inc	115,123	2,199
			Ross Stores Inc	52,741	2,001
Noble Energy Inc	37,625	2,135
			Urban Outfitters Inc (a)	373,130	7,272

PetroHawk Energy Corp (a)	233,440	5,509
					30,476

Questar Corp	117,250	3,485
Range Resources Corp	147,695	5,903	Retail - Auto Parts (0.49%)
Southwestern Energy Co (a)	252,339	9,049	AutoZone Inc (a)	23,212	3,862

		30,089

			Retail - Automobile (0.22%)
Oil Company - Integrated (0.33%)			Copart Inc (a)	54,128	1,699
Murphy Oil Corp	53,665	2,560
			Retail - Catalog Shopping (0.11%)
Oil Field Machinery & Equipment (0.94%)			MSC Industrial Direct Co	21,384	874
Cameron International Corp (a)	248,290	6,351
Dresser-Rand Group Inc (a)	39,750	979	Retail - Computer Equipment (0.47%)

		7,330	GameStop Corp (a)	121,490	3,664

Oil Refining & Marketing (0.44%)
Frontier Oil Corp	27,545	350

See accompanying notes

350

Schedule of Investments MidCap Growth Fund III

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Consumer Electronics (0.76%)			Telephone - Integrated (0.20%)
Best Buy Co Inc	154,200$	5,918	Windstream Corp	190,910 $	1,585

Retail - Discount (0.66%)			Therapeutics (0.21%)
BJ's Wholesale Club Inc (a)	33,040	1,102	Warner Chilcott Ltd (a)	165,216	1,617
Dollar Tree Inc (a)	31,598	1,338
Family Dollar Stores Inc	82,439	2,736	Tobacco (0.10%)

		5,176	Reynolds American Inc	20,741	788

Retail - Major Department Store (0.32%)			Toys (0.47%)
TJX Cos Inc	89,378	2,500	Hasbro Inc	84,290	2,247
			Marvel Entertainment Inc (a)	46,503	1,388

Retail - Office Supplies (0.01%)
					3,635

Staples Inc	3,800	78
			Transport - Marine (0.42%)
Retail - Regional Department Store (1.45%)			Kirby Corp (a)	51,519	1,590
Kohl's Corp (a)	249,170	11,300	Tidewater Inc	38,598	1,669

					3,259

Retail - Restaurants (2.56%)
			Transport - Services (1.01%)
Darden Restaurants Inc	187,600	6,935
			CH Robinson Worldwide Inc	127,620	6,785
Yum! Brands Inc	390,966	13,039

			Ryder System Inc	39,555	1,095

		19,974

					7,880

Schools (0.50%)
			Transport - Truck (0.26%)
Apollo Group Inc (a)	41,960	2,641
			Arkansas Best Corp	86,468	1,996
ITT Educational Services Inc (a)	12,432	1,253

		3,894

			Vitamins & Nutrition Products (0.09%)
Semiconductor Component - Integrated Circuits (0.61%)			Herbalife Ltd	36,735	728
Analog Devices Inc	55,715	1,186
Emulex Corp (a)	53,407	559	Web Portals (0.08%)
Integrated Device Technology Inc (a)	140,257	762	Sohu.com Inc (a)	11,714	611
Linear Technology Corp	105,534	2,298

			Wireless Equipment (1.14%)
		4,805

			American Tower Corp (a)	280,944	8,923

Semiconductor Equipment (3.22%)			TOTAL COMMON STOCKS	$ 744,256

ASML Holding NV	137,220	2,902
				Principal
Kla-Tencor Corp	275,540	7,643
				Amount	Value
Lam Research Corp (a)	250,320	6,979		(000's)	(000's)

Varian Semiconductor Equipment
			REPURCHASE AGREEMENTS (3.47%)
Associates Inc (a)	297,726	7,619

			Diversified Banking Institutions (3.47%)
		25,143

			Investment in Joint Trading Account; Bank
Steel - Producers (0.85%)			of America Repurchase Agreement; 0.15%
Nucor Corp	20,488	834	dated 04/30/09 maturing 05/01/09
Steel Dynamics Inc	395,951	4,929	(collateralized by Sovereign Agency
			Issues; $9,223,000; 0.00% - 5.87%; dated
United States Steel Corp	33,740	896	09/11/09 - 01/22/37)	$ 9,042$	9,042

		6,659	Investment in Joint Trading Account;

			Deutsche Bank Repurchase Agreement;
Steel - Specialty (0.12%)
			0.15% dated 04/30/09 maturing 05/01/09
Allegheny Technologies Inc	28,741	941	(collateralized by Sovereign Agency
			Issues; $9,223,000; 0.93% - 5.00%; dated
Telecommunication Services (0.12%)			03/30/10 - 01/08/14)	9,042	9,042
NeuStar Inc (a)	48,472	921

See accompanying notes

351

Schedule of Investments MidCap Growth Fund III April 30, 2009 (unaudited)

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $9,223,000; 1.00% - 7.125%; dated
05/04/09 - 02/15/30)	$ 9,042$	9,042

27,126

TOTAL REPURCHASE AGREEMENTS	$ 27,126

Total Investments	$ 771,382
Other Assets in Excess of Liabilities, Net - 1.31%		10,276

TOTAL NET ASSETS - 100.00%	$ 781,658

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 81,903
Unrealized Depreciation	(141,256)

Net Unrealized Appreciation (Depreciation)	(59,353)
Cost for federal income tax purposes	830,735
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Cyclical	19.75%
Consumer, Non-cyclical	18.80%
Technology	15.20%
Industrial	10.88%
Financial	9.71%
Energy	9.30%
Communications	9.04%
Basic Materials	4.32%
Utilities	1.69%
Other Assets in Excess of Liabilities, Net	1.31%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	3.85%

See accompanying notes

352

Schedule of Investments
MidCap Growth Fund III
April 30, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P Mid 400 eMini; June 2009	Buy	538	$ 27,243	$ 30,128	$ 2,885
All dollar amounts are shown in thousands (000's)

See accompanying notes

353

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.72%)			COMMON STOCKS (continued)
Advertising Sales (0.18%)			Building & Construction Products -
Lamar Advertising Co (a)	19,778 $	334	Miscellaneous (0.05%)
			Louisiana-Pacific Corp	23,767 $	97
Aerospace & Defense Equipment (0.51%)
Alliant Techsystems Inc (a)	8,523	679	Building Products - Air & Heating (0.21%)
			Lennox International Inc	12,199	389
BE Aerospace Inc (a)	26,305	284

		963

			Building Products - Cement & Aggregate (0.48%)
Airlines (0.33%)			Martin Marietta Materials Inc	10,782	906
Airtran Holdings Inc (a)	31,121	216
Alaska Air Group Inc (a)	9,451	159	Casino Hotels (0.07%)
JetBlue Airways Corp (a)	47,860	236	Boyd Gaming Corp	14,686	135

		611

			Casino Services (0.16%)
Apparel Manufacturers (0.33%)			Scientific Games Corp (a)	16,929	296
Hanesbrands Inc (a)	24,366	401
Under Armour Inc (a)	9,505	224	Cellular Telecommunications (0.09%)

		625	Syniverse Holdings Inc (a)	13,546	171

Auction House & Art Dealer (0.11%)
			Chemicals - Diversified (0.63%)
Sotheby's	17,468	203
			FMC Corp	18,881	920
			Olin Corp	20,192	254

Auto - Medium & Heavy Duty Trucks (0.10%)
					1,174

Oshkosh Corp	19,381	186
			Chemicals - Specialty (1.84%)
Auto/Truck Parts & Equipment - Original (0.46%)			Albemarle Corp	23,794	638
BorgWarner Inc	30,083	871	Ashland Inc	17,266	379
			Cabot Corp	17,025	249
Batteries & Battery Systems (0.46%)
			Cytec Industries Inc	12,279	244
Energizer Holdings Inc (a)	15,187	870
			Lubrizol Corp	17,659	763
Beverages - Non-Alcoholic (0.61%)			Minerals Technologies Inc	4,867	181
Hansen Natural Corp (a)	18,832	768	Sensient Technologies Corp	12,661	296
PepsiAmericas Inc	14,919	366	Terra Industries Inc	25,961	688

		1,134			3,438

Building - Heavy Construction (0.18%)			Coal (0.33%)
Granite Construction Inc	8,565	338	Arch Coal Inc	37,200	520
			Patriot Coal Corp (a)	16,684	105

Building - Maintenance & Service (0.10%)					625

Rollins Inc	10,726	193
			Coatings & Paint (0.58%)
			RPM International Inc	33,437	462
Building - Mobile Home & Manufactured Housing (0.11%)
			Valspar Corp	26,045	625

Thor Industries Inc	9,239	212
					1,087

Building - Residential & Commercial (1.07%)			Commercial Banks (3.38%)
MDC Holdings Inc	9,599	328	Associated Banc-Corp	33,303	515
NVR Inc (a)	1,486	751	Bancorpsouth Inc	18,827	438
Ryland Group Inc	11,164	231	Bank of Hawaii Corp	12,433	437
Toll Brothers Inc (a)	33,789	685	Cathay General Bancorp	12,900	145

		1,995	City National Corp/CA	10,538	386

Building & Construction - Miscellaneous (0.05%)			Colonial BancGroup Inc/The	52,715	40
Dycom Industries Inc (a)	10,271	86	Commerce Bancshares Inc	17,197	569
			Cullen/Frost Bankers Inc	15,471	728

See accompanying notes

354

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Consulting Services (continued)
FirstMerit Corp	21,164 $	411	FTI Consulting Inc (a)	13,310 $	730
Fulton Financial Corp	45,680	302	Gartner Inc (a)	15,401	208
International Bancshares Corp	13,219	178	Navigant Consulting Inc (a)	12,316	181
PacWest Bancorp	6,389	93	SAIC Inc (a)	52,788	956
SVB Financial Group (a)	8,575	178	Watson Wyatt Worldwide Inc	11,082	588

Synovus Financial Corp	73,113	236			2,816

TCF Financial Corp	29,261	407
			Consumer Products - Miscellaneous (0.51%)
Trustmark Corp	12,688	276	American Greetings Corp	11,825	93
Valley National Bancorp	35,159	509	Blyth Inc	1,574	69
Webster Financial Corp	13,770	72	Scotts Miracle-Gro Co/The	11,436	386
Westamerica Bancorporation	7,519	403	Tupperware Brands Corp	16,290	408

		6,323			956

Commercial Services (0.96%)			Containers - Metal & Glass (0.22%)
Alliance Data Systems Corp (a)	15,521	650	Greif Inc	8,896	403
Quanta Services Inc (a)	50,769	1,154

		1,804	Containers - Paper & Plastic (0.74%)

Commercial Services - Finance (1.06%)			Packaging Corp of America	26,663	423
Deluxe Corp	13,325	193	Sonoco Products Co	25,968	634
Global Payments Inc	20,915	670	Temple-Inland Inc	27,732	331

Lender Processing Services Inc	21,830	626			1,388

SEI Investments Co	34,852	489	Cosmetics & Toiletries (0.26%)

		1,978	Alberto-Culver Co	22,214	495

Computer Aided Design (0.52%)
			Data Processing & Management (0.58%)
ANSYS Inc (a)	23,290	643
			Acxiom Corp	17,732	171
Parametric Technology Corp (a)	30,097	336

			Broadridge Financial Solutions Inc	36,553	707
		979

			Fair Isaac Corp	12,716	214

Computer Services (0.30%)					1,092

DST Systems Inc (a)	10,616	384
			Decision Support Software (0.07%)
SRA International Inc (a)	10,977	169

			Wind River Systems Inc (a)	17,670	130
		553

Computer Software (0.29%)			Diagnostic Equipment (0.56%)
Metavante Technologies Inc (a)	23,399	552	Affymetrix Inc (a)	18,406	86
			Gen-Probe Inc (a)	13,628	656
Computers (0.20%)			Immucor Inc (a)	18,319	299

Palm Inc (a)	34,941	367			1,041

Computers - Integrated Systems (0.68%)			Diagnostic Kits (0.32%)
Diebold Inc	17,235	456	Idexx Laboratories Inc (a)	15,396	605
Jack Henry & Associates Inc	21,866	394
			Direct Marketing (0.04%)
NCR Corp (a)	41,193	418

			Harte-Hanks Inc	9,918	82
		1,268

Computers - Memory Devices (0.77%)			Distribution & Wholesale (1.06%)
Imation Corp	7,861	79	Ingram Micro Inc (a)	42,059	611
Western Digital Corp (a)	57,965	1,363	LKQ Corp (a)	36,437	619

		1,442	Owens & Minor Inc	10,774	373

			Tech Data Corp (a)	13,024	375

Consulting Services (1.50%)
					1,978

Corporate Executive Board Co	8,865	153

See accompanying notes

355

     Schedule of Investments MidCap S&P 400 Index Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations (2.08%)			Electronic Connectors (0.23%)
Brink's Co/The	10,537 $	299	Thomas & Betts Corp (a)	13,880$	432
Carlisle Cos Inc	15,881	361
Crane Co	12,326	285	Electronic Design Automation (0.73%)
Federal Signal Corp	12,335	96	Cadence Design Systems Inc (a)	68,899	384
Harsco Corp	20,916	576	Mentor Graphics Corp (a)	24,049	162
Matthews International Corp	8,033	252	Synopsys Inc (a)	37,349	814

Pentair Inc	25,590	682			1,360

SPX Corp	12,918	596	Electronic Measurement Instruments (0.76%)
Teleflex Inc	10,296	442	Itron Inc (a)	9,571	440
Trinity Industries Inc	20,678	302	National Instruments Corp	14,538	321

		3,891	Trimble Navigation Ltd (a)	31,010	665

E-Commerce - Services (0.82%)					1,426

NetFlix Inc (a)	10,849	492	Electronic Parts Distribution (0.83%)
Priceline.com Inc (a)	10,671	1,036	Arrow Electronics Inc (a)	31,074	707

		1,528	Avnet Inc (a)	39,070	855

Electric - Integrated (3.53%)					1,562

Alliant Energy Corp	28,769	643	E-Marketing & Information (0.33%)
Black Hills Corp	10,077	200	Digital River Inc (a)	9,643	371
Cleco Corp	15,684	331	Valueclick Inc (a)	22,589	239

DPL Inc	30,195	677			610

Great Plains Energy Inc	31,042	449
			Engineering - Research & Development Services (1.59%)
Hawaiian Electric Industries Inc	23,593	367
			Aecom Technology Corp (a)	23,711	610
IDACORP Inc	12,215	293
			KBR Inc	42,134	658
MDU Resources Group Inc	47,827	840
			Shaw Group Inc/The (a)	21,751	729
NSTAR	27,811	874
			URS Corp (a)	22,122	975

NV Energy Inc	61,014	626
					2,972

OGE Energy Corp	24,673	634
PNM Resources Inc	22,517	192	Enterprise Software & Services (0.57%)
Westar Energy Inc	28,248	495	Advent Software Inc (a)	4,061	135

		6,621	Mantech International Corp (a)	5,454	197

			Sybase Inc (a)	21,457	729

Electric Products - Miscellaneous (0.48%)					1,061

AMETEK Inc	27,798	895
			Environmental Monitoring & Detection (0.10%)
Electronic Components - Miscellaneous (0.41%)			Mine Safety Appliances Co	7,734	191
Gentex Corp	35,837	479
Vishay Intertechnology Inc (a)	48,576	285	Fiduciary Banks (0.14%)

		764	Wilmington Trust Corp	17,996	261

Electronic Components - Semiconductors (1.37%)			Filtration & Separation Products (0.35%)
Cree Inc (a)	23,043	631	Donaldson Co Inc	20,077	662
Fairchild Semiconductor International Inc (a)	32,234	198
International Rectifier Corp (a)	18,816	318	Finance - Auto Loans (0.19%)
Intersil Corp	31,684	367	AmeriCredit Corp (a)	34,282	349
Macrovision Solutions Corp (a)	21,296	431
Semtech Corp (a)	15,731	227	Finance - Investment Banker & Broker (0.55%)
			Jefferies Group Inc	31,958	625
Silicon Laboratories Inc (a)	11,653	388

			Raymond James Financial Inc	25,542	401

		2,560

					1,026

See accompanying notes

356

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Baking (0.25%)			Industrial Automation & Robots (0.17%)
Flowers Foods Inc	20,594 $	476	Nordson Corp	8,744 $	317

Food - Confectionery (0.09%)			Industrial Gases (0.49%)
Tootsie Roll Industries Inc	6,935	169	Airgas Inc	21,175	913

Food - Meat Products (0.14%)			Instruments - Controls (0.44%)
Smithfield Foods Inc (a)	30,940	267	Mettler-Toledo International Inc (a)	8,748	539
			Woodward Governor Co	14,304	286

Food - Miscellaneous/Diversified (0.82%)					825

Corn Products International Inc	19,462	465
			Instruments - Scientific (0.13%)
Lancaster Colony Corp	5,171	227
			Varian Inc (a)	7,550	249
Ralcorp Holdings Inc (a)	14,729	842

		1,534

			Insurance Brokers (0.62%)
Food - Retail (0.14%)			Arthur J Gallagher & Co	25,108	565
Ruddick Corp	10,231	263	Brown & Brown Inc	30,227	588

					1,153

Footwear & Related Apparel (0.10%)
			Internet Infrastructure Equipment (0.09%)
Timberland Co/The (a)	11,982	195
			Avocent Corp (a)	11,922	172
Funeral Services & Related Items (0.16%)
			Internet Infrastructure Software (0.30%)
Service Corp International/US	66,556	301
			F5 Networks Inc (a)	20,673	564
Gas - Distribution (2.14%)
			Intimate Apparel (0.19%)
AGL Resources Inc	20,025	624
			Warnaco Group Inc/The (a)	12,141	350
Energen Corp	18,670	674
National Fuel Gas Co	20,705	677
			Investment Companies (0.09%)
Southern Union Co	32,300	514	Apollo Investment Corp	37,033	178
UGI Corp	28,125	645
Vectren Corp	21,098	468	Investment Management & Advisory Services (1.03%)
WGL Holdings Inc	13,052	407	Affiliated Managers Group Inc (a)	10,694	608

		4,009	Eaton Vance Corp	30,440	833

Golf (0.07%)			Waddell & Reed Financial Inc	22,115	496

Callaway Golf Co	16,785	127			1,937

			Life & Health Insurance (0.27%)
Hazardous Waste Disposal (0.14%)			Protective Life Corp	18,223	156
Clean Harbors Inc (a)	5,256	263	StanCorp Financial Group Inc	12,752	350

					506

Hospital Beds & Equipment (0.30%)
Hill-Rom Holdings Inc	16,294	211	Machinery - Construction & Mining (0.77%)
Kinetic Concepts Inc (a)	14,324	355	Bucyrus International Inc	19,493	423

		566	Joy Global Inc	26,614	679

			Terex Corp (a)	24,737	341

Human Resources (1.04%)
					1,443

Hewitt Associates Inc (a)	21,755	682
Kelly Services Inc	7,153	81	Machinery - Farm (0.31%)
Korn/Ferry International (a)	11,652	124	AGCO Corp (a)	23,915	581
Manpower Inc	20,402	879
MPS Group Inc (a)	23,649	190	Machinery - General Industry (1.11%)

			IDEX Corp	20,918	528
		1,956

			Roper Industries Inc	23,374	1,065
See accompanying notes

357

     Schedule of Investments MidCap S&P 400 Index Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - General Industry (continued)			Medical Instruments (1.48%)
Wabtec Corp	12,498 $	477	Beckman Coulter Inc	16,452 $	865

		2,070	Edwards Lifesciences Corp (a)	14,549	922

			Techne Corp	9,762	558
Machinery - Print Trade (0.18%)
Zebra Technologies Corp (a)	15,772	335	Thoratec Corp (a)	14,689	427

					2,772

Machinery - Pumps (0.20%)			Medical Laboratory & Testing Service (0.35%)
Graco Inc	15,505	366	Covance Inc (a)	16,496	648

Machinery Tools & Related Products (0.47%)			Medical Products (0.51%)
Kennametal Inc	19,037	389	Henry Schein Inc (a)	23,268	955
Lincoln Electric Holdings Inc	11,072	493

		882	Medical Sterilization Products (0.20%)

			STERIS Corp	15,216	367
Medical - Biomedical/Gene (1.66%)
Bio-Rad Laboratories Inc (a)	4,980	347
			Metal - Iron (0.36%)
Charles River Laboratories International Inc	17,391	481
			Cliffs Natural Resources Inc	29,561	682
(a)
OSI Pharmaceuticals Inc (a)	15,082	506
			Metal Processors & Fabrication (0.55%)
United Therapeutics Corp (a)	6,058	380
			Commercial Metals Co	29,247	435
Vertex Pharmaceuticals Inc (a)	45,027	1,388

			Timken Co	22,127	356
		3,102

			Worthington Industries Inc	15,605	232

Medical - Drugs (0.80%)					1,023

Endo Pharmaceuticals Holdings Inc (a)	30,389	503
			Miscellaneous Manufacturers (0.29%)
Medicis Pharmaceutical Corp	14,770	237
			Aptargroup Inc	17,653	548
Sepracor Inc (a)	28,427	404
Valeant Pharmaceuticals International (a)	21,398	359	Motion Pictures & Services (0.26%)

		1,503	DreamWorks Animation SKG Inc (a)	20,010	480

Medical - Generic Drugs (0.28%)
			Multi-Line Insurance (1.03%)
Perrigo Co	20,218	524
			American Financial Group Inc/OH	19,569	344
Medical - HMO (0.30%)			HCC Insurance Holdings Inc	29,580	708
Health Net Inc (a)	27,004	390	Horace Mann Educators Corp	10,198	89
WellCare Health Plans Inc (a)	10,997	165	Old Republic International Corp	61,200	573

		555	Unitrin Inc	12,819	218

					1,932

Medical - Hospitals (0.98%)
Community Health Systems Inc (a)	23,828	544	Multimedia (0.31%)
Health Management Associates Inc (a)	64,215	300	Factset Research Systems Inc	10,917	585
LifePoint Hospitals Inc (a)	13,565	351
			Networking Products (0.43%)
Universal Health Services Inc	12,881	649

			3Com Corp (a)	100,708	408
		1,844

			Polycom Inc (a)	21,763	406

Medical - Nursing Homes (0.05%)					814

Kindred Healthcare Inc (a)	7,801	102
			Non-Hazardous Waste Disposal (0.29%)
Medical - Outpatient & Home Medical Care (0.25%)			Waste Connections Inc (a)	20,793	536
Lincare Holdings Inc (a)	19,371	467
			Office Furnishings - Original (0.21%)
Medical Information Systems (0.50%)			Herman Miller Inc	13,978	208
Cerner Corp (a)	17,570	945	HNI Corp	11,541	179

					387

See accompanying notes

358

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil - Field Services (0.86%)			Property & Casualty Insurance (1.79%)
Exterran Holdings Inc (a)	16,057$	332	Fidelity National Financial Inc	60,120 $	1,090
Helix Energy Solutions Group Inc (a)	25,619	233	First American Corp	24,216	680
Oceaneering International Inc (a)	14,224	648	Hanover Insurance Group Inc/The	13,316	399
Superior Energy Services Inc (a)	20,322	390	Mercury General Corp	9,270	313

		1,603	WR Berkley Corp	36,182	865

					3,347

Oil & Gas Drilling (1.45%)
Helmerich & Payne Inc	27,424	845	Protection - Safety (0.15%)
Patterson-UTI Energy Inc	39,865	507	Brink's Home Security Holdings Inc (a)	10,607	282
Pride International Inc (a)	45,197	1,026
Unit Corp (a)	12,306	336	Publicly Traded Investment Fund (0.94%)

		2,714	iShares S&P MidCap 400 Index Fund	31,550	1,762

Oil Company - Exploration & Production (2.25%)			Publishing - Books (0.27%)
Bill Barrett Corp (a)	9,636	250	John Wiley & Sons Inc	11,069	375
Cimarex Energy Co	21,703	584	Scholastic Corp	6,753	133

Comstock Resources Inc (a)	12,093	417			508

Encore Acquisition Co (a)	13,493	394
			Racetracks (0.09%)
Forest Oil Corp (a)	25,267	404
			International Speedway Corp	7,230	171
Mariner Energy Inc (a)	23,450	267
Newfield Exploration Co (a)	34,578	1,078	Real Estate Management & Services (0.16%)
Plains Exploration & Production Co (a)	31,142	588	Jones Lang LaSalle Inc	9,014	291
Quicksilver Resources Inc (a)	29,441	239

		4,221	Recreational Centers (0.09%)

			Life Time Fitness Inc (a)	9,077	170
Oil Field Machinery & Equipment (0.60%)
FMC Technologies Inc (a)	32,734	1,120
			Reinsurance (0.96%)
			Everest Re Group Ltd	15,992	1,194
Oil Refining & Marketing (0.18%)
			Reinsurance Group of America Inc	18,913	601

Frontier Oil Corp	27,059	344
					1,795

Paper & Related Products (0.59%)			REITS - Apartments (0.82%)
Potlatch Corp	10,348	304	BRE Properties Inc	13,319	327
Rayonier Inc	20,561	794	Camden Property Trust	13,884	377

		1,098	Essex Property Trust Inc	6,983	443

Patient Monitoring Equipment (0.19%)			UDR Inc	38,750	390

Masimo Corp (a)	12,554	363			1,537

			REITS - Diversified (0.68%)
Pharmacy Services (0.37%)
			Cousins Properties Inc	11,366	96
Omnicare Inc	27,148	698
			Duke Realty Corp	55,696	544
Physical Therapy & Rehabilitation Centers (0.15%)			Liberty Property Trust	26,390	643

Psychiatric Solutions Inc (a)	14,568	282			1,283

			REITS - Healthcare (0.53%)
Pipelines (0.38%)			Nationwide Health Properties Inc	26,652	658
Oneok Inc	27,403	717	Omega Healthcare Investors Inc	21,458	337

					995

Power Converter & Supply Equipment (0.26%)
Hubbell Inc	14,685	488	REITS - Hotels (0.16%)
			Hospitality Properties Trust	24,475	300
Private Corrections (0.24%)
Corrections Corp of America (a)	31,238	441	REITS - Office Property (1.02%)
			Alexandria Real Estate Equities Inc	10,251	374

See accompanying notes

359

     Schedule of Investments MidCap S&P 400 Index Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Office Property (continued)			Retail - Automobile (continued)
Corporate Office Properties Trust SBI MD	13,486 $	412	Copart Inc (a)	16,480$	518

Highwoods Properties Inc	16,554	397			1,250

Mack-Cali Realty Corp	17,295	465
			Retail - Bookstore (0.13%)
SL Green Realty Corp	14,910	263	Barnes & Noble Inc	9,648	252

		1,911

REITS - Regional Malls (0.19%)			Retail - Catalog Shopping (0.28%)
Macerich Co/The	20,058	352	Coldwater Creek Inc (a)	12,347	42
			MSC Industrial Direct Co	11,673	477

REITS - Shopping Centers (1.16%)					519

Equity One Inc	9,412	140
			Retail - Discount (0.86%)
Federal Realty Investment Trust	15,383	849	99 Cents Only Stores (a)	12,203	131
Regency Centers Corp	20,493	768	BJ's Wholesale Club Inc (a)	14,244	475
Weingarten Realty Investors	26,665	414	Dollar Tree Inc (a)	23,597	999

		2,171			1,605

REITS - Single Tenant (0.32%)			Retail - Hair Salons (0.11%)
Realty Income Corp	27,163	607	Regis Corp	11,252	215

REITS - Warehouse & Industrial (0.37%)			Retail - Mail Order (0.17%)
AMB Property Corp	36,368	694	Williams-Sonoma Inc	22,561	316

Rental - Auto & Equipment (0.23%)			Retail - Major Department Store (0.10%)
Rent-A-Center Inc/TX (a)	17,182	331	Saks Inc (a)	36,994	193
United Rentals Inc (a)	15,595	94

		425	Retail - Pet Food & Supplies (0.40%)

Research & Development (0.32%)			PetSmart Inc	33,100	757
Pharmaceutical Product Development Inc	30,684	602
			Retail - Restaurants (1.40%)
Respiratory Products (0.41%)			Bob Evans Farms Inc	7,993	194
ResMed Inc (a)	19,758	760	Brinker International Inc	26,531	470
			Cheesecake Factory Inc/The (a)	15,562	270
Retail - Apparel & Shoe (2.91%)			Chipotle Mexican Grill Inc (a)	8,561	694
Aeropostale Inc (a)	17,398	591	Panera Bread Co (a)	8,048	451
American Eagle Outfitters Inc	53,682	795	Wendy's/Arby's Group Inc	108,867	545

AnnTaylor Stores Corp (a)	14,908	110			2,624

Chico's FAS Inc (a)	46,165	353
			Retail - Sporting Goods (0.22%)
Collective Brands Inc (a)	16,602	241	Dick's Sporting Goods Inc (a)	22,154	421
Foot Locker Inc	40,339	480
Guess? Inc	15,699	409	Savings & Loans - Thrifts (1.26%)
J Crew Group Inc (a)	13,503	232	Astoria Financial Corp	21,231	175
Phillips-Van Heusen Corp	13,404	389	First Niagara Financial Group Inc	37,914	513
Ross Stores Inc	33,689	1,278	New York Community Bancorp Inc	89,819	1,016
Urban Outfitters Inc (a)	29,695	579	NewAlliance Bancshares Inc	27,824	359

		5,457	Washington Federal Inc	22,926	298

Retail - Auto Parts (0.58%)					2,361

Advance Auto Parts Inc	24,737	1,082	Schools (1.59%)
			Career Education Corp (a)	19,163	422
Retail - Automobile (0.67%)			Corinthian Colleges Inc (a)	22,450	346
Carmax Inc (a)	57,389	732	DeVry Inc	16,037	683
			ITT Educational Services Inc (a)	8,188	825

See accompanying notes

360

     Schedule of Investments MidCap S&P 400 Index Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Schools (continued)			Transport - Marine (continued)
Strayer Education Inc	3,669 $	695	Tidewater Inc	13,420 $	580

		2,971			1,044

Semiconductor Component - Integrated Circuits (0.36%)			Transport - Rail (0.19%)
Atmel Corp (a)	116,903	449	Kansas City Southern (a)	23,841	364
Integrated Device Technology Inc (a)	42,890	233

		682	Transport - Truck (0.86%)

			Con-way Inc	12,020	298
Semiconductor Equipment (0.49%)
			JB Hunt Transport Services Inc	21,341	600
Lam Research Corp (a)	32,687	911
			Landstar System Inc	13,460	479
			Werner Enterprises Inc	11,182	183
Soap & Cleaning Products (0.53%)
Church & Dwight Co Inc	18,264	994	YRC Worldwide Inc (a)	15,450	47

					1,607

Steel - Producers (0.72%)			Veterinary Diagnostics (0.29%)
Carpenter Technology Corp	11,473	237	VCA Antech Inc (a)	22,057	552
Reliance Steel & Aluminum Co	16,608	585
Steel Dynamics Inc	42,176	525	Vitamins & Nutrition Products (0.20%)

		1,347	NBTY Inc (a)	14,275	370

Telecommunication Equipment (0.60%)
			Water (0.35%)
ADC Telecommunications Inc (a)	25,156	185
			Aqua America Inc	35,260	647
Adtran Inc	14,222	301
CommScope Inc (a)	18,897	474	Wireless Equipment (0.08%)
Plantronics Inc	12,672	162	RF Micro Devices Inc (a)	68,581	145

		1,122

			X-Ray Equipment (0.53%)
Telecommunication Services (0.20%)
			Hologic Inc (a)	66,746	992

NeuStar Inc (a)	19,329	367
			TOTAL COMMON STOCKS	$ 183,044

Telephone - Integrated (0.49%)				Principal
Cincinnati Bell Inc (a)	59,337	165		Amount	Value
Telephone & Data Systems Inc	26,293	754		(000's)	(000's)

		919	REPURCHASE AGREEMENTS (1.62%)

Textile - Home Furnishings (0.37%)			Diversified Banking Institutions (1.62%)
Mohawk Industries Inc (a)	14,614	691	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.15%
			dated 04/30/09 maturing 05/01/09
Tobacco (0.10%)			(collateralized by Sovereign Agency
Universal Corp/VA	6,506	196	Issues; $1,032,000; 0.00% - 5.87%; dated
			09/11/09 - 01/22/37)	$ 1,011$	1,011
Toys (0.20%)			Investment in Joint Trading Account;
Marvel Entertainment Inc (a)	12,721	380	Deutsche Bank Repurchase Agreement;
			0.15% dated 04/30/09 maturing 05/01/09
Transactional Software (0.08%)			(collateralized by Sovereign Agency
			Issues; $1,032,000; 0.93% - 5.00%; dated
ACI Worldwide Inc (a)	9,096	157
			03/30/10 - 01/08/14)	1,011	1,011
Transport - Equipment & Leasing (0.20%)
GATX Corp	12,681	382

Transport - Marine (0.56%)
Alexander & Baldwin Inc	10,683	285
Overseas Shipholding Group Inc	6,224	179

See accompanying notes

361

Schedule of Investments MidCap S&P 400 Index Fund April 30, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $1,032,000; 1.00% - 7.125%; dated
05/04/09 - 02/15/30)	$ 1,012$	1,012

		3,034

TOTAL REPURCHASE AGREEMENTS	$ 3,034

Total Investments	$ 186,078
Other Assets in Excess of Liabilities, Net - 0.66%		1,227

TOTAL NET ASSETS - 100.00%	$ 187,305

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 12,452
Unrealized Depreciation		(78,897)

Net Unrealized Appreciation (Depreciation)		(66,445)
Cost for federal income tax purposes		252,523
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		21.10%
Financial		18.33%
Industrial		16.85%
Consumer, Cyclical		13.11%
Technology		7.50%
Energy		6.06%
Utilities		6.02%
Basic Materials		5.20%
Communications		4.23%
Exchange Traded Funds		0.94%
Other Assets in Excess of Liabilities, Net		0.66%

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type		Percent

Futures		1.79%

		Futures Contracts

					Current	Unrealized
				Original	Market	Appreciation/
Type		Buy/Sell	Contracts	Value	Value	(Depreciation)

MidCap 400; June 2009		Buy	12	$ 3,152	$ 3,360	$ 208
All dollar amounts are shown in thousands (000's)

See accompanying notes

362

Schedule of Investments MidCap Stock Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.75%)			COMMON STOCKS (continued)
Aerospace & Defense (1.87%)			Electric - Integrated (continued)
Spirit Aerosystems Holdings Inc (a)	533,800 $	6,806	Wisconsin Energy Corp	241,000 $	9,630

					28,374

Airlines (1.91%)
			Electronic Components - Semiconductors (3.07%)
AMR Corp (a)	528,400	2,515
			Microchip Technology Inc	485,000	11,155
Continental Airlines Inc (a)	420,800	4,427

		6,942

			Electronic Parts Distribution (2.95%)
Auto - Medium & Heavy Duty Trucks (1.91%)			Arrow Electronics Inc (a)	471,100	10,713
Paccar Inc	195,500	6,928
			Engineering - Research & Development Services (1.66%)
Auto/Truck Parts & Equipment - Original (2.53%)			Jacobs Engineering Group Inc (a)	158,600	6,033
Magna International Inc	270,600	9,190
			Enterprise Software & Services (2.75%)
Chemicals - Specialty (3.28%)			BMC Software Inc (a)	288,433	10,000
Cabot Corp	311,600	4,549
Lubrizol Corp	170,500	7,369	Food - Dairy Products (0.75%)

		11,918	Dean Foods Co (a)	132,205	2,737

Coatings & Paint (2.51%)			Machinery Tools & Related Products (3.51%)
Valspar Corp	380,500	9,132	Lincoln Electric Holdings Inc	286,700	12,767

Commercial Banks (2.40%)			Medical - Generic Drugs (0.28%)
Cullen/Frost Bankers Inc	13,779	649	Mylan Inc/PA (a)	77,925	1,032
TCF Financial Corp	579,674	8,063

		8,712	Medical - Hospitals (3.11%)

			Universal Health Services Inc	224,100	11,295
Commercial Services (2.38%)
Weight Watchers International Inc	346,900	8,631
			Medical - Wholesale Drug Distribution (0.51%)
			AmerisourceBergen Corp	55,300	1,860
Commercial Services - Finance (2.47%)
Lender Processing Services Inc	313,626	8,989
			Medical Information Systems (1.91%)
			IMS Health Inc	551,982	6,933
Computers - Integrated Systems (0.71%)
Diebold Inc	97,400	2,574
			Medical Instruments (2.19%)
			Edwards Lifesciences Corp (a)	125,600	7,961
Computers - Memory Devices (1.85%)
NetApp Inc (a)	367,900	6,733
			Medical Laboratory & Testing Service (2.13%)
			Covance Inc (a)	197,100	7,742
Cosmetics & Toiletries (2.38%)
Estee Lauder Cos Inc/The	288,800	8,635
			Multi-Line Insurance (2.61%)
			HCC Insurance Holdings Inc	395,797	9,467
Data Processing & Management (1.93%)
Fidelity National Information Services Inc	393,723	7,028
			Non-Hazardous Waste Disposal (2.28%)
			Republic Services Inc	393,900	8,272
Diversified Manufacturing Operations (2.45%)
Teleflex Inc	207,015	8,897
			Oil & Gas Drilling (1.84%)
			Nabors Industries Ltd (a)	440,158	6,695
E-Commerce - Services (0.20%)
NetFlix Inc (a)	15,800	716
			Oil Company - Exploration & Production (1.54%)
			Cimarex Energy Co	208,300	5,603
Electric - Integrated (7.81%)
DTE Energy Co	307,600	9,096
			Oil Refining & Marketing (1.53%)
Northeast Utilities	459,000	9,648	Frontier Oil Corp	437,509	5,561

See accompanying notes

363

Schedule of Investments MidCap Stock Fund April 30, 2009 (unaudited)

	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Property & Casualty Insurance (3.12%)			Diversified Banking Institutions (continued)
Fidelity National Financial Inc	626,138 $	11,352	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Reinsurance (1.37%)			0.12% dated 04/30/09 maturing 05/01/09
Max Capital Group Ltd	300,928	4,980	(collateralized by Sovereign Agency
			Issues; $3,976,000; 1.00% - 7.125%; dated
			05/04/09 - 02/15/30)	$ 3,899$	3,899

REITS - Office Property (2.00%)
					11,695
Alexandria Real Estate Equities Inc	199,700	7,285

			TOTAL REPURCHASE AGREEMENTS	$ 11,695

REITS - Shopping Centers (1.57%)			Total Investments	$ 363,313
Tanger Factory Outlet Centers	171,100	5,701
			Other Assets in Excess of Liabilities, Net - 0.03%		110

Rental - Auto & Equipment (1.27%)			TOTAL NET ASSETS - 100.00%	$ 363,423

Aaron's Inc	137,435	4,612

			(a) Non-Income Producing Security
Retail - Apparel & Shoe (1.98%)
J Crew Group Inc (a)	88,000	1,514
			Unrealized Appreciation (Depreciation)
Nordstrom Inc	251,770	5,698

			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
		7,212	of investments held by the fund as of the period end were as follows:

Retail - Jewelry (3.34%)
Tiffany & Co	419,300	12,135	Unrealized Appreciation	$ 61,030
			Unrealized Depreciation		(68,561)

Retail - Restaurants (1.48%)			Net Unrealized Appreciation (Depreciation)		(7,531)
Chipotle Mexican Grill Inc (a)	66,300	5,376	Cost for federal income tax purposes		370,844
			All dollar amounts are shown in thousands (000's)
Savings & Loans - Thrifts (2.10%)
Washington Federal Inc	586,750	7,616	Portfolio Summary (unaudited)

			Sector		Percent

Toys (2.83%)
			Financial		18.38%
Mattel Inc	688,500	10,300	Consumer, Non-cyclical		17.47%
			Industrial		17.20%
Transport - Marine (2.48%)			Consumer, Cyclical		15.98%
Tidewater Inc	208,500	9,018	Technology		12.22%

			Utilities		7.81%
TOTAL COMMON STOCKS	$ 351,618		Basic Materials		5.79%

	Principal		Energy		4.92%
			Communications		0.20%
	Amount	Value	Other Assets in Excess of Liabilities, Net		0.03%

	(000's)	(000's)

			TOTAL NET ASSETS		100.00%

REPURCHASE AGREEMENTS (3.22%)
Diversified Banking Institutions (3.22%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $3,976,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 3,898$	3,898
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $3,976,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	3,898	3,898

See accompanying notes

364

Schedule of Investments
MidCap Value Fund I
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (93.71%)			COMMON STOCKS (continued)
Aerospace & Defense (0.02%)			Building - Residential & Commercial (1.07%)
Spirit Aerosystems Holdings Inc (a)	9,853 $	126	DR Horton Inc	86,511 $	1,129
			MDC Holdings Inc	48,100	1,644
Aerospace & Defense Equipment (0.38%)			NVR Inc (a)	8,646	4,370
Alliant Techsystems Inc (a)	34,158	2,721	Pulte Homes Inc	38,841	447

					7,590

Agricultural Operations (0.18%)
Bunge Ltd	26,945	1,294	Building Products - Air & Heating (0.23%)
			Lennox International Inc	51,188	1,632
Airlines (0.38%)
Delta Air Lines Inc (a)	249,694	1,541	Cable/Satellite TV (0.87%)
Southwest Airlines Co	164,698	1,149	Cablevision Systems Corp	45,550	782

		2,690	DISH Network Corp (a)	408,791	5,416

					6,198

Apparel Manufacturers (0.24%)
Hanesbrands Inc (a)	55,587	915	Cellular Telecommunications (0.07%)
VF Corp	13,524	802	Leap Wireless International Inc (a)	13,101	473

		1,717

			Chemicals - Diversified (0.90%)
Appliances (0.03%)			Celanese Corp	201,440	4,198
Whirlpool Corp	4,524	204	Dow Chemical Co/The	23,262	372
			FMC Corp	24,711	1,204
Applications Software (0.03%)
			PPG Industries Inc	14,087	621

Compuware Corp (a)	28,600	214
					6,395

Athletic Footwear (0.49%)			Chemicals - Specialty (0.79%)
NIKE Inc	66,030	3,465	Cabot Corp	10,800	157
			Cytec Industries Inc	37,606	747
Auto - Car & Light Trucks (0.80%)			Eastman Chemical Co	11,689	464
Ford Motor Co (a)	934,517	5,588
			International Flavors & Fragrances Inc	27,850	869
General Motors Corp	70,614	136

			Lubrizol Corp	6,060	262
		5,724	Sigma-Aldrich Corp	16,747	734

Auto/Truck Parts & Equipment - Original (0.38%)			Terra Industries Inc	89,580	2,374

Johnson Controls Inc	140,775	2,676			5,607

			Coal (0.03%)
Batteries & Battery Systems (0.16%)
			Walter Energy Inc	10,600	242
Energizer Holdings Inc (a)	19,387	1,111
			Coatings & Paint (0.23%)
Beverages - Non-Alcoholic (0.63%)
			Sherwin-Williams Co/The	3,835	217
Coca-Cola Enterprises Inc	162,276	2,768
			Valspar Corp	58,725	1,410

Dr Pepper Snapple Group Inc (a)	43,002	891
					1,627

Hansen Natural Corp (a)	9,041	369
PepsiAmericas Inc	18,279	449	Commercial Banks (1.76%)

		4,477	Associated Banc-Corp	65,295	1,010

			Bancorpsouth Inc	23,402	544
Beverages - Wine & Spirits (0.10%)
			Bank of Hawaii Corp	33,762	1,186
Constellation Brands Inc (a)	59,487	689
			City National Corp/CA	24,536	898
Brewery (0.10%)			Commerce Bancshares Inc	99,559	3,295
Molson Coors Brewing Co	18,319	701	Cullen/Frost Bankers Inc	22,989	1,083
			First Horizon National Corp	76,183	877
Broadcasting Services & Programming (0.10%)			M&T Bank Corp	22,337	1,172
Scripps Networks Interactive	26,216	719	Regions Financial Corp	168,218	755
			Synovus Financial Corp	332,760	1,075

See accompanying notes

365

Schedule of Investments MidCap Value Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Cruise Lines (0.12%)
Whitney Holding Corp/LA	53,717 $	643	Royal Caribbean Cruises Ltd	57,188 $	842

		12,538

			Data Processing & Management (0.14%)
Commercial Services (0.76%)
			Dun & Bradstreet Corp	10,310	839
Iron Mountain Inc (a)	190,721	5,434
			Fidelity National Information Services Inc	9,021	161

					1,000

Commercial Services - Finance (1.09%)
H&R Block Inc	400,836	6,069	Dental Supplies & Equipment (0.19%)
Lender Processing Services Inc	5,620	161	DENTSPLY International Inc	33,021	945
Moody's Corp	38,832	1,146	Patterson Cos Inc (a)	21,441	439

Morningstar Inc (a)	9,565	379			1,384

		7,755

			Diagnostic Equipment (0.08%)
Computer Aided Design (0.03%)			Gen-Probe Inc (a)	11,992	578
ANSYS Inc (a)	7,328	202
			Diagnostic Kits (0.13%)
Computer Services (0.50%)			Idexx Laboratories Inc (a)	23,786	935
Affiliated Computer Services Inc (a)	61,454	2,973
Computer Sciences Corp (a)	7,635	282	Dialysis Centers (0.08%)
DST Systems Inc (a)	8,346	302	DaVita Inc (a)	12,038	558

		3,557

			Distribution & Wholesale (0.45%)
Computers (0.04%)			Fastenal Co	27,373	1,050
Sun Microsystems Inc (a)	35,149	322	Ingram Micro Inc (a)	72,348	1,050
			Tech Data Corp (a)	38,095	1,097

Computers - Integrated Systems (0.14%)
					3,197

NCR Corp (a)	16,500	168
Teradata Corp (a)	50,204	839	Diversified Manufacturing Operations (1.55%)

		1,007	3M Co	10,065	580

			Brink's Co/The	8,910	252
Computers - Memory Devices (0.15%)
			Carlisle Cos Inc	26,589	605
SanDisk Corp (a)	68,978	1,084
			Cooper Industries Ltd	95,156	3,120
			Crane Co	16,700	386
Computers - Peripheral Equipment (0.15%)
Lexmark International Inc (a)	53,289	1,046	Eaton Corp	41,218	1,805
			Ingersoll-Rand Co Ltd	38,764	844
Consulting Services (0.03%)			ITT Corp	5,997	246
Genpact Ltd (a)	22,044	197	Leggett & Platt Inc	41,774	600
			Parker Hannifin Corp	56,744	2,573

Consumer Products - Miscellaneous (1.58%)					11,011

Clorox Co	103,951	5,827
			E-Commerce - Services (0.29%)
Fortune Brands Inc	137,321	5,398

			Expedia Inc (a)	70,507	959
		11,225

			IAC/InterActiveCorp (a)	45,247	725
Containers - Paper & Plastic (0.65%)			Liberty Media Corp - Interactive (a)	71,100	377

Bemis Co Inc	37,695	906			2,061

Packaging Corp of America	19,493	309
			Electric - Integrated (12.02%)
Pactiv Corp (a)	108,063	2,362
			Alliant Energy Corp	40,426	904
Sonoco Products Co	20,308	496
			American Electric Power Co Inc	382,959	10,102
Temple-Inland Inc	44,439	531

			CMS Energy Corp	211,038	2,537
		4,604

			Consolidated Edison Inc	89,980	3,341
Cosmetics & Toiletries (0.14%)			Constellation Energy Group Inc	122,287	2,945
Avon Products Inc	42,751	973	DPL Inc	345,454	7,748
			Duke Energy Corp	237,499	3,280

See accompanying notes

366

Schedule of Investments MidCap Value Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Electronics - Military (0.15%)
Edison International	229,750 $	6,550	L-3 Communications Holdings Inc	13,980 $	1,065
Entergy Corp	147,380	9,546
Exelon Corp	19,081	880	Enterprise Software & Services (0.62%)
FirstEnergy Corp	115,602	4,728	CA Inc	255,150	4,401
FPL Group Inc	65,307	3,513
			Entertainment Software (1.00%)
Great Plains Energy Inc	101,482	1,468
			Activision Blizzard Inc (a)	662,396	7,134
Hawaiian Electric Industries Inc	73,917	1,149
Integrys Energy Group Inc	6,700	177	Fiduciary Banks (0.64%)
MDU Resources Group Inc	79,106	1,390	Northern Trust Corp	58,601	3,185
NSTAR	17,192	540	State Street Corp	12,886	440
NV Energy Inc	15,532	159	Wilmington Trust Corp	65,029	944

OGE Energy Corp	50,313	1,294			4,569

PG&E Corp	134,794	5,004
			Finance - Auto Loans (0.10%)
Pinnacle West Capital Corp	50,826	1,392
			AmeriCredit Corp (a)	67,039	682
PPL Corp	348,713	10,430
Progress Energy Inc	46,757	1,595	Finance - Consumer Loans (0.20%)
Public Service Enterprise Group Inc	31,396	937	SLM Corp (a)	296,532	1,432
SCANA Corp	30,861	933
TECO Energy Inc	57,573	610	Finance - Credit Card (0.29%)
Wisconsin Energy Corp	19,931	796	Discover Financial Services	255,209	2,075
Xcel Energy Inc	92,979	1,714

		85,662	Finance - Investment Banker & Broker (0.37%)

			Jefferies Group Inc	64,710	1,266
Electronic Components - Miscellaneous (0.19%)
			Lazard Ltd	41,482	1,133
Jabil Circuit Inc	163,148	1,321
			Raymond James Financial Inc	16,950	266

Electronic Components - Semiconductors (0.34%)					2,665

Altera Corp	33,980	554	Finance - Other Services (0.42%)
Broadcom Corp (a)	21,011	487	CME Group Inc	1,216	269
International Rectifier Corp (a)	11,398	192	NASDAQ OMX Group Inc/The (a)	140,543	2,703

Micron Technology Inc (a)	124,689	609			2,972

National Semiconductor Corp	30,656	379
			Food - Canned (0.09%)
QLogic Corp (a)	15,219	216	Del Monte Foods Co	82,686	624

		2,437

Electronic Connectors (0.85%)			Food - Confectionery (0.34%)
Amphenol Corp	174,856	5,917	JM Smucker Co/The	62,188	2,450
Thomas & Betts Corp (a)	5,320	166

			Food - Dairy Products (0.28%)
		6,083

			Dean Foods Co (a)	94,887	1,964
Electronic Design Automation (0.15%)
Synopsys Inc (a)	50,166	1,093	Food - Meat Products (0.28%)
			Hormel Foods Corp	31,564	987
Electronic Measurement Instruments (0.17%)			Tyson Foods Inc	93,612	987

FLIR Systems Inc (a)	25,582	567			1,974

Trimble Navigation Ltd (a)	28,778	617

			Food - Miscellaneous/Diversified (1.80%)
		1,184

			Campbell Soup Co	103,666	2,666
Electronic Parts Distribution (0.19%)			ConAgra Foods Inc	273,188	4,835
Arrow Electronics Inc (a)	35,023	797	Corn Products International Inc	21,920	524
Avnet Inc (a)	26,969	590	General Mills Inc	6,713	340

		1,387	HJ Heinz Co	53,220	1,832

See accompanying notes

367

Schedule of Investments MidCap Value Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Miscellaneous/Diversified (continued)			Industrial Audio & Video Products (0.05%)
Kellogg Co	34,379 $	1,448	Dolby Laboratories Inc (a)	8,547 $	343
Kraft Foods Inc	8,577	201
McCormick & Co Inc/MD	18,142	534	Industrial Automation & Robots (0.20%)
Sara Lee Corp	56,961	474	Rockwell Automation Inc/DE	45,900	1,450

		12,854

			Industrial Gases (1.01%)
Food - Retail (0.47%)			Air Products & Chemicals Inc	65,037	4,286
Kroger Co/The	75,373	1,630	Airgas Inc	67,095	2,893

Safeway Inc	53,884	1,064			7,179

SUPERVALU Inc	39,827	651

			Instruments - Scientific (0.12%)
		3,345

			PerkinElmer Inc	59,141	862
Forestry (0.47%)
Plum Creek Timber Co Inc	48,829	1,685	Insurance Brokers (1.81%)
Weyerhaeuser Co	47,578	1,678	Brown & Brown Inc	38,680	753

		3,363	Marsh & McLennan Cos Inc	308,007	6,496

			Willis Group Holdings Ltd	205,892	5,664

Funeral Services & Related Items (0.07%)
					12,913

Hillenbrand Inc	26,641	484
			Internet Security (0.08%)
Gas - Distribution (1.18%)			Symantec Corp (a)	34,865	601
AGL Resources Inc	19,361	603
Energen Corp	31,478	1,137	Investment Management & Advisory Services (1.89%)
National Fuel Gas Co	65,596	2,146	Ameriprise Financial Inc	46,300	1,220
NiSource Inc	33,414	367	Franklin Resources Inc	51,208	3,097
Sempra Energy	65,513	3,015	Invesco Ltd	508,765	7,489
Southern Union Co	61,513	979	Janus Capital Group Inc	83,325	836
Vectren Corp	7,702	171	Legg Mason Inc	20,833	418

		8,418	Waddell & Reed Financial Inc	17,367	389

					13,449

Hazardous Waste Disposal (0.08%)
Stericycle Inc (a)	12,444	586	Life & Health Insurance (1.98%)
			Aflac Inc	13,401	387
Home Decoration Products (0.45%)			Lincoln National Corp	163,414	1,837
Newell Rubbermaid Inc	304,036	3,177	Protective Life Corp	245,457	2,104
			Prudential Financial Inc	67,870	1,960
Hospital Beds & Equipment (0.52%)
			StanCorp Financial Group Inc	44,059	1,208
Hill-Rom Holdings Inc	34,006	442
			Torchmark Corp	85,977	2,522
Kinetic Concepts Inc (a)	132,194	3,273

			Unum Group	250,167	4,088

		3,715

					14,106

Hotels & Motels (0.14%)
			Linen Supply & Related Items (0.06%)
Starwood Hotels & Resorts Worldwide Inc	46,640	973
			Cintas Corp	18,054	463
Human Resources (0.45%)
			Machinery - Construction & Mining (0.03%)
Hewitt Associates Inc (a)	57,180	1,793
			Terex Corp (a)	16,400	226
Manpower Inc	7,500	323
Robert Half International Inc	45,292	1,088	Machinery - General Industry (0.06%)

		3,204	Gardner Denver Inc (a)	9,659	257

Independent Power Producer (0.04%)			IDEX Corp	5,895	149

Reliant Energy Inc (a)	59,698	296			406

See accompanying notes

368

Schedule of Investments
MidCap Value Fund I
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - Print Trade (0.02%)			Medical Laboratory & Testing Service (1.30%)
Zebra Technologies Corp (a)	6,520 $	139	Covance Inc (a)	8,370 $	329
			Laboratory Corp of America Holdings (a)	139,702	8,962

Machinery Tools & Related Products (0.06%)					9,291

Kennametal Inc	20,635	422
			Medical Products (0.57%)
Medical - Biomedical/Gene (0.60%)			Becton Dickinson and Co	30,280	1,831
Biogen Idec Inc (a)	50,081	2,421	Cooper Cos Inc/The	28,284	813
Charles River Laboratories International Inc	12,690	351	Hospira Inc (a)	43,980	1,446

(a)					4,090

Genzyme Corp (a)	3,962	211
			Metal Processors & Fabrication (0.05%)
Life Technologies Corp (a)	30,892	1,152
			Timken Co	24,110	388
Vertex Pharmaceuticals Inc (a)	4,546	140

		4,275	Miscellaneous Manufacturers (0.02%)

Medical - Drugs (0.41%)			Aptargroup Inc	4,341	135
Allergan Inc/United States	6,095	284
			Motion Pictures & Services (0.21%)
Cephalon Inc (a)	6,294	413
			DreamWorks Animation SKG Inc (a)	63,470	1,524
Endo Pharmaceuticals Holdings Inc (a)	23,054	381
Forest Laboratories Inc (a)	54,427	1,181
			Multi-Line Insurance (1.21%)
King Pharmaceuticals Inc (a)	81,739	644	American Financial Group Inc/OH	28,650	504

		2,903	Assurant Inc	91,562	2,238

Medical - Generic Drugs (0.09%)			Cincinnati Financial Corp	119,177	2,854
Mylan Inc/PA (a)	51,056	676	HCC Insurance Holdings Inc	32,023	766
			Loews Corp	11,072	276
Medical - HMO (0.91%)			Old Republic International Corp	72,526	679
CIGNA Corp	28,636	564	Unitrin Inc	75,934	1,291

Coventry Health Care Inc (a)	30,965	493			8,608

Health Net Inc (a)	40,498	585
			Multimedia (0.78%)
WellPoint Inc (a)	112,628	4,816

			Liberty Media Corp - Entertainment (a)	38,920	948
		6,458

			Meredith Corp	20,790	521
Medical - Hospitals (0.29%)			Viacom Inc (a)	210,881	4,057

Community Health Systems Inc (a)	10,548	241			5,526

Health Management Associates Inc (a)	100,025	467
			Non-Ferrous Metals (0.06%)
LifePoint Hospitals Inc (a)	46,198	1,194
			Titanium Metals Corp	64,467	438
Universal Health Services Inc	3,107	157

		2,059

			Non-Hazardous Waste Disposal (0.92%)
Medical - Outpatient & Home Medical Care (0.11%)			Republic Services Inc	311,988	6,552
Lincare Holdings Inc (a)	33,382	805
			Office Automation & Equipment (0.14%)
Medical - Wholesale Drug Distribution (0.12%)			Xerox Corp	162,529	993
AmerisourceBergen Corp	26,517	892
			Oil - Field Services (0.90%)
Medical Information Systems (0.05%)			BJ Services Co	102,066	1,418
IMS Health Inc	26,785	336	Smith International Inc	79,935	2,066
			Weatherford International Ltd (a)	174,140	2,896

Medical Instruments (0.62%)					6,380

Edwards Lifesciences Corp (a)	65,197	4,132
			Oil & Gas Drilling (0.34%)
Techne Corp	5,364	307

			Helmerich & Payne Inc	12,121	374
		4,439

			Nabors Industries Ltd (a)	33,813	514
			Pride International Inc (a)	60,649	1,377

See accompanying notes

369

Schedule of Investments MidCap Value Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil & Gas Drilling (continued)			Property & Casualty Insurance (3.52%)
Rowan Cos Inc	10,478 $	163	Arch Capital Group Ltd (a)	101,185 $	5,847

		2,428	Fidelity National Financial Inc	36,204	656

			First American Corp	11,019	309
Oil Company - Exploration & Production (5.07%)
Cabot Oil & Gas Corp	146,300	4,417	Hanover Insurance Group Inc/The	21,327	639
Continental Resources Inc/OK (a)	18,785	439	Progressive Corp/The	520,095	7,947
Denbury Resources Inc (a)	38,382	625	WR Berkley Corp	405,752	9,702

EQT CORP	113,645	3,822			25,100

Newfield Exploration Co (a)	256,490	7,997	Publishing - Newspapers (0.03%)
Noble Energy Inc	142,360	8,079	New York Times Co/The	37,527	202
Pioneer Natural Resources Co	36,264	838
Plains Exploration & Production Co (a)	12,830	242	Quarrying (0.42%)
Questar Corp	17,908	532	Vulcan Materials Co	63,517	3,020
Range Resources Corp	228,111	9,118

			Racetracks (0.05%)
		36,109

			International Speedway Corp	16,565	392
Oil Company - Integrated (0.35%)
Hess Corp	7,462	409	Real Estate Management & Services (0.16%)
Murphy Oil Corp	44,000	2,099	Jones Lang LaSalle Inc	35,430	1,143

		2,508

			Regional Banks (0.25%)
Oil Field Machinery & Equipment (0.43%)			Keycorp	292,886	1,801
Dril-Quip Inc (a)	89,721	3,085
			Reinsurance (2.60%)
Oil Refining & Marketing (0.10%)			Allied World Assurance Co Holdings Ltd	5,408	201
Tesoro Corp	36,015	549	Axis Capital Holdings Ltd	28,162	694
Western Refining Inc	11,385	144	Endurance Specialty Holdings Ltd	65,939	1,725

		693	Everest Re Group Ltd	81,634	6,093

Paper & Related Products (1.12%)			PartnerRe Ltd	84,839	5,785
International Paper Co	323,951	4,101	Reinsurance Group of America Inc	17,856	568
MeadWestvaco Corp	64,754	1,014	RenaissanceRe Holdings Ltd	70,938	3,452

Rayonier Inc	73,944	2,856			18,518

		7,971

			REITS - Apartments (0.58%)
Physician Practice Management (0.03%)			Apartment Investment & Management Co	24,175	176
Mednax Inc (a)	5,791	208	AvalonBay Communities Inc	11,610	660
			BRE Properties Inc	6,847	168
Pipelines (0.27%)			Camden Property Trust	31,069	843
El Paso Corp	36,720	253	Essex Property Trust Inc	29,690	1,885
Spectra Energy Corp	101,279	1,469	UDR Inc	36,989	373

Williams Cos Inc	16,180	228			4,105

		1,950

			REITS - Diversified (0.36%)
Power Converter & Supply Equipment (0.08%)			Duke Realty Corp	76,905	752
Hubbell Inc	16,743	556	Liberty Property Trust	29,346	714
			Vornado Realty Trust	22,684	1,109

Printing - Commercial (0.08%)
					2,575

RR Donnelley & Sons Co	47,303	551
			REITS - Healthcare (0.76%)
Private Corrections (0.09%)			Health Care REIT Inc	153,095	5,216
Corrections Corp of America (a)	47,390	670	Nationwide Health Properties Inc	8,335	206

					5,422

See accompanying notes

370

Schedule of Investments MidCap Value Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Hotels (0.70%)			Retail - Automobile (0.08%)
Hospitality Properties Trust	126,992 $	1,554	Copart Inc (a)	19,027 $	597
Host Hotels & Resorts Inc	442,450	3,403

		4,957	Retail - Bedding (0.21%)

			Bed Bath & Beyond Inc (a)	49,615	1,509
REITS - Mortgage (0.00%)
Walter Investment Management Corp (a)	3,871	31	Retail - Bookstore (0.16%)
			Barnes & Noble Inc	42,389	1,107
REITS - Office Property (1.74%)
Alexandria Real Estate Equities Inc	112,206	4,093	Retail - Building Products (0.03%)
Boston Properties Inc	48,064	2,375	Lowe's Cos Inc	8,535	183
Brandywine Realty Trust	102,810	637
Douglas Emmett Inc	185,344	1,774	Retail - Consumer Electronics (0.10%)
HRPT Properties Trust	142,548	614	RadioShack Corp	50,119	706
Mack-Cali Realty Corp	86,696	2,329
SL Green Realty Corp	34,600	611	Retail - Discount (0.35%)

			BJ's Wholesale Club Inc (a)	12,727	424
		12,433

			Dollar Tree Inc (a)	16,404	694
REITS - Regional Malls (0.12%)			Family Dollar Stores Inc	41,025	1,362

CBL & Associates Properties Inc	62,159	494			2,480

Macerich Co/The	21,879	383

		877	Retail - Drug Store (0.03%)

			Walgreen Co	6,280	197
REITS - Shopping Centers (0.58%)
Developers Diversified Realty Corp	6,608	27	Retail - Mail Order (0.13%)
Federal Realty Investment Trust	38,990	2,152	Williams-Sonoma Inc	68,377	957
Kimco Realty Corp	107,891	1,297
Regency Centers Corp	5,217	196	Retail - Major Department Store (1.27%)
Weingarten Realty Investors	30,332	471	JC Penney Co Inc	110,142	3,380

		4,143	Sears Holdings Corp (a)	15,310	956

			TJX Cos Inc	167,875	4,696

REITS - Warehouse & Industrial (0.22%)
					9,032

AMB Property Corp	33,070	632
ProLogis	99,810	909	Retail - Regional Department Store (0.95%)

		1,541	Kohl's Corp (a)	107,814	4,889

			Macy's Inc	135,349	1,852

Research & Development (0.04%)
					6,741

Pharmaceutical Product Development Inc	14,037	275
			Retail - Sporting Goods (0.29%)
Retail - Apparel & Shoe (1.33%)			Dick's Sporting Goods Inc (a)	108,200	2,056
Abercrombie & Fitch Co	9,265	251
American Eagle Outfitters Inc	133,162	1,973	Satellite Telecommunications (0.03%)
AnnTaylor Stores Corp (a)	55,991	414	EchoStar Holding Corp (a)	14,469	229
Foot Locker Inc	134,021	1,593
			Savings & Loans - Thrifts (1.30%)
Gap Inc/The	62,022	964
			Astoria Financial Corp	47,805	395
Ltd Brands Inc	80,369	918
			New York Community Bancorp Inc	354,171	4,006
Phillips-Van Heusen Corp	6,248	181
			People's United Financial Inc	247,674	3,868
Ross Stores Inc	84,677	3,213

			Washington Federal Inc	78,119	1,014

		9,507

					9,283

Retail - Auto Parts (0.64%)
			Schools (0.11%)
AutoZone Inc (a)	19,365	3,222
			Career Education Corp (a)	34,220	754
O'Reilly Automotive Inc (a)	33,633	1,307

		4,529

See accompanying notes

371

Schedule of Investments MidCap Value Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Semiconductor Component - Integrated Circuits (0.38%)			Transport - Equipment & Leasing (0.07%)
Linear Technology Corp	96,438 $	2,100	Aircastle Ltd	35,847 $	237
Marvell Technology Group Ltd (a)	57,193	628	GATX Corp	9,317	280

		2,728			517

Semiconductor Equipment (0.40%)			Transport - Marine (0.19%)
Kla-Tencor Corp	77,210	2,142	Alexander & Baldwin Inc	10,421	278
Lam Research Corp (a)	26,739	745	Frontline Ltd/Bermuda	13,746	277

		2,887	Overseas Shipholding Group Inc	5,100	146

			Tidewater Inc	15,550	672

Steel - Producers (1.07%)
Carpenter Technology Corp	19,781	409			1,373

Reliance Steel & Aluminum Co	27,556	971	Transport - Rail (0.30%)
Schnitzer Steel Industries Inc	5,396	267	Kansas City Southern (a)	24,544	374
Steel Dynamics Inc	480,250	5,979	Norfolk Southern Corp	48,720	1,739

		7,626			2,113

Telecommunication Equipment (0.55%)			Transport - Services (0.03%)
CommScope Inc (a)	150,772	3,784	Ryder System Inc	6,700	186
Tellabs Inc (a)	30,502	160

		3,944	Transport - Truck (0.44%)

			Con-way Inc	7,306	181
Telecommunication Services (0.63%)
			Landstar System Inc	83,160	2,961

Amdocs Ltd (a)	39,561	828
					3,142

Embarq Corp	74,171	2,712
Virgin Media Inc	123,617	954	Travel Services (0.02%)

		4,494	Interval Leisure Group Inc (a)	17,569	141

Telephone - Integrated (0.60%)			Vitamins & Nutrition Products (0.14%)
CenturyTel Inc	24,574	667	Herbalife Ltd	49,800	987
Sprint Nextel Corp (a)	734,782	3,204
Telephone & Data Systems Inc	6,400	183	Water (0.04%)
Windstream Corp	24,400	203	Aqua America Inc	14,839	272

		4,257

			Water Treatment Systems (0.07%)
Television (0.18%)			Nalco Holding Co	31,923	521
CBS Corp	185,378	1,305
			Web Portals (0.06%)
Textile - Home Furnishings (0.20%)			Yahoo! Inc (a)	28,045	401
Mohawk Industries Inc (a)	30,060	1,422
			Wireless Equipment (0.18%)
Theaters (0.05%)			Crown Castle International Corp (a)	53,204	1,305
Regal Entertainment Group	25,130	328
			X-Ray Equipment (0.03%)
Tobacco (0.71%)			Hologic Inc (a)	13,100	195

Lorillard Inc	68,764	4,341
			TOTAL COMMON STOCKS	$ 667,616

Reynolds American Inc	19,008	722

		5,063

Tools - Hand Held (0.39%)
Snap-On Inc	81,399	2,761

Toys (0.53%)
Hasbro Inc	113,984	3,039
Mattel Inc	50,789	760

		3,799

See accompanying notes

372

Schedule of Investments MidCap Value Fund I April 30, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (5.39%)
Diversified Banking Institutions (5.39%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $13,051,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 12,794$	12,794
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $13,051,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	12,795	12,795
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $13,051,000; 1.00% - 7.125%;
dated 05/04/09 - 02/15/30)	12,795	12,795

		38,384

TOTAL REPURCHASE AGREEMENTS	$ 38,384

Total Investments	$ 706,000
Other Assets in Excess of Liabilities, Net - 0.90%		6,421

TOTAL NET ASSETS - 100.00%	$ 712,421

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 48,490
Unrealized Depreciation		(173,259)

Net Unrealized Appreciation (Depreciation)		(124,769)
Cost for federal income tax purposes		830,769
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Financial		28.96%
Consumer, Non-cyclical		15.55%
Utilities		13.29%
Consumer, Cyclical		11.31%
Industrial		7.71%
Energy		7.49%
Basic Materials		6.07%
Communications		4.45%
Technology		4.27%
Other Assets in Excess of Liabilities, Net		0.90%

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type		Percent

Futures		6.10%

See accompanying notes

373

Schedule of Investments
MidCap Value Fund I
April 30, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P Mid 400 eMini; June 2009	Buy	776	$ 37,930	$ 43,456	$ 5,526
All dollar amounts are shown in thousands (000's)

See accompanying notes

374

Schedule of Investments
MidCap Value Fund II
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.03%)			COMMON STOCKS (continued)
Aerospace & Defense (0.04%)			Cable/Satellite TV (0.26%)
Spirit Aerosystems Holdings Inc (a)	7,700 $	98	Cablevision Systems Corp	36,400 $	625

Aerospace & Defense Equipment (0.17%)			Cellular Telecommunications (0.29%)
Alliant Techsystems Inc (a)	5,200	414	Leap Wireless International Inc (a)	10,900	393
			NII Holdings Inc (a)	18,300	296

Agricultural Operations (0.44%)					689

Bunge Ltd	21,900	1,051
			Chemicals - Diversified (0.77%)
Airlines (0.65%)			Dow Chemical Co/The	18,100	290
Delta Air Lines Inc (a)	99,600	614	FMC Corp	20,700	1,009
Southwest Airlines Co	132,900	928	Huntsman Corp.	4,900	26

		1,542	PPG Industries Inc	11,600	511

					1,836

Apparel Manufacturers (0.58%)
Hanesbrands Inc (a)	44,600	734	Chemicals - Specialty (1.35%)
VF Corp	11,000	652	Ashland Inc	7,600	167

		1,386	Cabot Corp	28,300	413

			Cytec Industries Inc	35,300	701
Appliances (0.07%)
			Eastman Chemical Co	9,900	393
Whirlpool Corp	3,600	163
			International Flavors & Fragrances Inc	23,200	724
Applications Software (0.07%)			Lubrizol Corp	4,700	203
Compuware Corp (a)	22,200	166	Sigma-Aldrich Corp	13,800	605

					3,206

Auto - Car & Light Trucks (0.50%)
			Coal (0.08%)
Ford Motor Co (a)	199,400	1,192
			Walter Energy Inc	8,500	194

Beverages - Non-Alcoholic (0.93%)
			Coatings & Paint (0.56%)
Coca-Cola Enterprises Inc	49,000	836
			Sherwin-Williams Co/The	3,200	181
Dr Pepper Snapple Group Inc (a)	34,100	706
			Valspar Corp	48,200	1,157

Hansen Natural Corp (a)	7,400	302
					1,338

PepsiAmericas Inc	14,900	366

		2,210	Commercial Banks (2.60%)

			Associated Banc-Corp	53,400	826
Beverages - Wine & Spirits (0.24%)			Bancorpsouth Inc	8,200	191
Constellation Brands Inc (a)	48,900	567
			Bank of Hawaii Corp	26,900	945
			City National Corp/CA	19,200	703
Brewery (0.23%)
			Commerce Bancshares Inc	26,400	874
Molson Coors Brewing Co	14,300	547
			Cullen/Frost Bankers Inc	18,100	852
Broadcasting Services & Programming (0.25%)			First Horizon National Corp	63,300	729
Scripps Networks Interactive	21,700	595	Regions Financial Corp	126,100	566
			Whitney Holding Corp/LA	42,600	509

Building - Residential & Commercial (0.79%)					6,195

DR Horton Inc	66,500	868
			Commercial Services (0.02%)
NVR Inc (a)	1,300	657
			Weight Watchers International Inc	2,000	50
Pulte Homes Inc	31,300	360

		1,885	Commercial Services - Finance (0.56%)

Building Products - Wood (0.06%)			Lender Processing Services Inc	5,500	158
Masco Corp	15,800	140	Moody's Corp	30,200	891
			Morningstar Inc (a)	7,300	290

					1,339

See accompanying notes

375

Schedule of Investments MidCap Value Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computer Aided Design (0.07%)			Dental Supplies & Equipment (continued)
ANSYS Inc (a)	6,000 $	166	Patterson Cos Inc (a)	16,900 $	346

					1,110

Computer Services (0.50%)
			Diagnostic Equipment (0.19%)
Affiliated Computer Services Inc (a)	15,100	731
			Gen-Probe Inc (a)	9,600	462
Computer Sciences Corp (a)	6,000	222
DST Systems Inc (a)	6,700	242

			Diagnostic Kits (0.32%)
		1,195	Idexx Laboratories Inc (a)	19,400	762

Computers (0.81%)
Dell Inc (a)	144,200	1,676	Dialysis Centers (0.20%)
Sun Microsystems Inc (a)	27,300	250	DaVita Inc (a)	10,000	464

		1,926

			Distribution & Wholesale (1.09%)
Computers - Integrated Systems (0.33%)			Fastenal Co	22,400	859
NCR Corp (a)	13,100	133	Ingram Micro Inc (a)	58,500	850
Teradata Corp (a)	38,900	650	Tech Data Corp (a)	30,400	875

		783			2,584

Computers - Memory Devices (0.41%)			Diversified Manufacturing Operations (1.27%)
SanDisk Corp (a)	55,400	871	3M Co	8,500	490
Seagate Technology	13,300	108	Brink's Co/The	7,300	207

		979	Carlisle Cos Inc	21,500	489

Computers - Peripheral Equipment (0.35%)			Crane Co	13,400	309
Lexmark International Inc (a)	43,000	844	Eaton Corp	4,100	180
			Ingersoll-Rand Co Ltd	30,200	657
Consulting Services (0.07%)			ITT Corp	4,900	201
Genpact Ltd (a)	17,400	156	Leggett & Platt Inc	33,400	480

					3,013

Consumer Products - Miscellaneous (1.02%)
Clorox Co	11,800	661	E-Commerce - Services (0.83%)
Fortune Brands Inc	45,100	1,773	Expedia Inc (a)	56,000	762

		2,434	IAC/InterActiveCorp (a)	36,900	591

			Liberty Media Corp - Interactive (a)	119,300	633

Containers - Paper & Plastic (0.89%)					1,986

Bemis Co Inc	30,300	728
Packaging Corp of America	14,800	235	Electric - Integrated (10.03%)
Pactiv Corp (a)	16,700	365	Alliant Energy Corp	32,900	736
Sonoco Products Co	16,200	396	American Electric Power Co Inc	136,700	3,606
Temple-Inland Inc	33,600	401	Constellation Energy Group Inc	99,500	2,396

		2,125	DPL Inc	51,600	1,157

			Duke Energy Corp	185,800	2,566
Cosmetics & Toiletries (0.33%)			Edison International	27,600	787
Avon Products Inc	34,000	774
			Exelon Corp	15,300	706
			FPL Group Inc	52,700	2,835
Cruise Lines (0.27%)
			Great Plains Energy Inc	80,800	1,169
Royal Caribbean Cruises Ltd	43,800	645
			Hawaiian Electric Industries Inc	59,400	923
Data Processing & Management (0.34%)			Integrys Energy Group Inc	5,200	137
Dun & Bradstreet Corp	8,400	684	MDU Resources Group Inc	63,500	1,116
Fidelity National Information Services Inc	6,900	123	OGE Energy Corp	40,700	1,046

		807	Pinnacle West Capital Corp	800	22

			PPL Corp	20,900	625
Dental Supplies & Equipment (0.47%)
			Progress Energy Inc	38,000	1,297
DENTSPLY International Inc	26,700	764
			Public Service Enterprise Group Inc	25,500	761

See accompanying notes

376

Schedule of Investments
MidCap Value Fund II
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Finance - Investment Banker & Broker (0.52%)
SCANA Corp	25,100 $	758	Jefferies Group Inc	52,100 $	1,019
TECO Energy Inc	47,300	501	Raymond James Financial Inc	14,000	220

Wisconsin Energy Corp	16,600	663			1,239

Xcel Energy Inc	2,500	46

			Finance - Other Services (0.10%)
		23,853	CME Group Inc	1,100	243

Electronic Components - Miscellaneous (0.64%)
Jabil Circuit Inc	187,800	1,521	Food - Canned (0.22%)
			Del Monte Foods Co	68,800	519
Electronic Components - Semiconductors (0.88%)
Advanced Micro Devices Inc (a)	38,400	139	Food - Confectionery (0.20%)
Altera Corp	27,900	455	JM Smucker Co/The	11,800	465
Broadcom Corp (a)	16,900	392
			Food - Dairy Products (0.68%)
International Rectifier Corp (a)	8,400	142
			Dean Foods Co (a)	77,800	1,610
Micron Technology Inc (a)	100,300	489
National Semiconductor Corp	24,200	299	Food - Meat Products (0.67%)
QLogic Corp (a)	12,900	183	Hormel Foods Corp	25,600	801

		2,099	Tyson Foods Inc	75,500	796

Electronic Connectors (0.06%)					1,597

Thomas & Betts Corp (a)	4,600	143	Food - Miscellaneous/Diversified (1.82%)
			ConAgra Foods Inc	83,600	1,480
Electronic Design Automation (0.38%)
			Corn Products International Inc	17,500	418
Synopsys Inc (a)	41,100	895
			General Mills Inc	5,500	279
Electronic Measurement Instruments (0.39%)			Kellogg Co	27,800	1,171
FLIR Systems Inc (a)	19,800	439	Kraft Foods Inc	7,000	164
Trimble Navigation Ltd (a)	22,800	489	McCormick & Co Inc/MD	14,900	439

		928	Sara Lee Corp	44,900	373

					4,324

Electronic Parts Distribution (0.50%)
Arrow Electronics Inc (a)	29,800	678	Food - Retail (0.57%)
Avnet Inc (a)	23,300	510	Safeway Inc	43,100	851

		1,188	SUPERVALU Inc	30,900	505

					1,356

Electronics - Military (0.37%)
L-3 Communications Holdings Inc	11,600	883	Forestry (1.11%)
			Plum Creek Timber Co Inc	39,200	1,353
Enterprise Software & Services (0.01%)			Weyerhaeuser Co	36,400	1,284

Novell Inc (a)	5,800	22			2,637

			Funeral Services & Related Items (0.16%)
Fiduciary Banks (0.46%)
			Hillenbrand Inc	21,400	389
State Street Corp	10,700	365
Wilmington Trust Corp	50,900	739

			Gas - Distribution (1.86%)
		1,104	AGL Resources Inc	16,000	499

Finance - Auto Loans (0.23%)			Energen Corp	25,200	910
AmeriCredit Corp (a)	52,900	538	National Fuel Gas Co	53,200	1,740
			NiSource Inc	27,800	305
Finance - Consumer Loans (0.07%)			Sempra Energy	16,200	746
SLM Corp (a)	32,400	156	Southern Union Co	4,200	67
			Vectren Corp	6,700	149

Finance - Credit Card (0.39%)
					4,416

Discover Financial Services	114,600	932

See accompanying notes

377

Schedule of Investments MidCap Value Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Hazardous Waste Disposal (0.20%)			Life & Health Insurance (continued)
Stericycle Inc (a)	10,300 $	485	Unum Group	56,100 $	917

					5,434

Home Decoration Products (0.34%)
			Linen Supply & Related Items (0.16%)
Newell Rubbermaid Inc	77,700	812
			Cintas Corp	14,600	375

Hospital Beds & Equipment (0.15%)
			Machinery - Construction & Mining (0.07%)
Hill-Rom Holdings Inc	28,200	366
			Terex Corp (a)	12,600	174

Human Resources (0.48%)
			Machinery - General Industry (0.14%)
Manpower Inc	6,200	267
			Gardner Denver Inc (a)	8,200	218
Robert Half International Inc	36,000	865

			IDEX Corp	4,900	124

		1,132

					342

Independent Power Producer (0.12%)
			Machinery - Print Trade (0.05%)
Reliant Energy Inc (a)	55,200	274
			Zebra Technologies Corp (a)	5,700	121

Industrial Audio & Video Products (0.12%)
			Machinery Tools & Related Products (0.14%)
Dolby Laboratories Inc (a)	6,900	277
			Kennametal Inc	16,300	333

Industrial Gases (0.32%)
			Medical - Biomedical/Gene (0.80%)
Air Products & Chemicals Inc	2,600	171
			Biogen Idec Inc (a)	8,200	396
Airgas Inc	13,500	582

			Charles River Laboratories International Inc	10,000	277
		753

			(a)
Instruments - Scientific (0.29%)			Genzyme Corp (a)	3,300	176
PerkinElmer Inc	47,100	686	Life Technologies Corp (a)	25,100	936
			Vertex Pharmaceuticals Inc (a)	4,100	126

Insurance Brokers (0.58%)					1,911

Brown & Brown Inc	30,900	601
			Medical - Drugs (0.98%)
Marsh & McLennan Cos Inc	36,400	768

			Allergan Inc/United States	5,100	238
		1,369

			Cephalon Inc (a)	5,100	334
Internet Security (0.20%)			Endo Pharmaceuticals Holdings Inc (a)	18,500	306
Symantec Corp (a)	27,700	478	Forest Laboratories Inc (a)	43,600	946
			King Pharmaceuticals Inc (a)	63,600	501

Investment Companies (0.12%)
					2,325

American Capital Ltd	89,800	277
			Medical - Generic Drugs (0.23%)
Investment Management & Advisory Services (1.93%)			Mylan Inc/PA (a)	40,600	538
Ameriprise Financial Inc	37,600	991
Franklin Resources Inc	4,100	248	Medical - HMO (0.57%)
GLG Partners Inc	26,300	63	CIGNA Corp	23,400	461
Invesco Ltd	97,000	1,428	Coventry Health Care Inc (a)	25,000	398
Janus Capital Group Inc	65,900	661	Health Net Inc (a)	34,500	498

Legg Mason Inc	15,800	317			1,357

Waddell & Reed Financial Inc	39,900	894	Medical - Hospitals (0.69%)

		4,602	Community Health Systems Inc (a)	9,000	206

Life & Health Insurance (2.29%)			Health Management Associates Inc (a)	74,800	349
Aflac Inc	10,300	298	LifePoint Hospitals Inc (a)	37,200	962
Lincoln National Corp	54,300	610	Universal Health Services Inc	2,700	136

Protective Life Corp	203,400	1,743			1,653

StanCorp Financial Group Inc	34,800	954
Torchmark Corp	31,100	912

See accompanying notes

378

Schedule of Investments
MidCap Value Fund II
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Outpatient & Home Medical Care (0.28%)			Office Automation & Equipment (0.27%)
Lincare Holdings Inc (a)	27,900 $	673	Xerox Corp	103,900 $	635

Medical - Wholesale Drug Distribution (0.30%)			Oil - Field Services (0.46%)
AmerisourceBergen Corp	20,900	703	BJ Services Co	79,300	1,101

Medical Information Systems (0.11%)			Oil & Gas Drilling (0.42%)
IMS Health Inc	21,100	265	Helmerich & Payne Inc	9,700	299
			Nabors Industries Ltd (a)	27,000	411
Medical Instruments (0.11%)			Pride International Inc (a)	6,900	156
Techne Corp	4,500	257	Rowan Cos Inc	8,600	134

					1,000

Medical Laboratory & Testing Service (0.63%)
Covance Inc (a)	6,800	267	Oil Company - Exploration & Production (2.66%)
Laboratory Corp of America Holdings (a)	19,300	1,238	Cabot Oil & Gas Corp	3,900	118

		1,505	Continental Resources Inc/OK (a)	15,000	350

			Denbury Resources Inc (a)	26,600	433
Medical Products (0.75%)
			EQT CORP	30,200	1,016
Cooper Cos Inc/The	22,500	647
			Newfield Exploration Co (a)	34,900	1,088
Hospira Inc (a)	34,600	1,137

			Noble Energy Inc	35,900	2,037
		1,784

			Pioneer Natural Resources Co	27,900	645
Metal - Iron (0.04%)			Plains Exploration & Production Co (a)	10,600	200
Cliffs Natural Resources Inc	4,300	99	Questar Corp	14,700	437

					6,324

Metal Processors & Fabrication (0.46%)
Commercial Metals Co	52,100	775	Oil Company - Integrated (0.86%)
Timken Co	19,200	309	Hess Corp	6,200	340

		1,084	Murphy Oil Corp	35,700	1,703

					2,043

Miscellaneous Manufacturers (0.05%)
Aptargroup Inc	3,800	118	Oil Refining & Marketing (0.59%)
			Sunoco Inc	35,600	944
Motion Pictures & Services (0.53%)			Tesoro Corp	29,500	450

DreamWorks Animation SKG Inc (a)	52,900	1,270			1,394

			Paper & Related Products (0.89%)
Multi-Line Insurance (2.56%)
			International Paper Co	87,800	1,112
American Financial Group Inc/OH	24,200	425
			MeadWestvaco Corp	51,400	805
Assurant Inc	19,800	484
			Rayonier Inc	4,900	189

Cincinnati Financial Corp	102,200	2,448
					2,106

HCC Insurance Holdings Inc	27,500	658
Loews Corp	9,100	227	Physician Practice Management (0.07%)
Old Republic International Corp	59,600	558	Mednax Inc (a)	4,800	172
Unitrin Inc	75,300	1,280

		6,080	Pipelines (0.66%)

			El Paso Corp	30,100	208
Multimedia (0.57%)			Spectra Energy Corp	81,000	1,174
Liberty Media Corp - Entertainment (a)	31,700	772
			Williams Cos Inc	13,100	185

Meredith Corp	17,300	434
					1,567

Viacom Inc (a)	8,200	158

		1,364	Power Converter & Supply Equipment (0.54%)

			Hubbell Inc	14,000	465
Non-Ferrous Metals (0.16%)			Sunpower Corp - Class A (a)	30,200	827

Titanium Metals Corp	55,100	374
					1,292

See accompanying notes

379

Schedule of Investments MidCap Value Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Printing - Commercial (0.19%)			REITS - Diversified (continued)
RR Donnelley & Sons Co	37,800 $	440	Vornado Realty Trust	17,300 $	846

					1,974

Private Corrections (0.23%)
			REITS - Healthcare (0.50%)
Corrections Corp of America (a)	38,800	548
			Health Care REIT Inc	30,400	1,036
Property & Casualty Insurance (2.26%)			Nationwide Health Properties Inc	6,500	160

Arch Capital Group Ltd (a)	23,900	1,381			1,196

Fidelity National Financial Inc	28,900	524	REITS - Hotels (1.10%)
First American Corp	8,800	247	Hospitality Properties Trust	122,400	1,498
Hanover Insurance Group Inc/The	17,400	522	Host Hotels & Resorts Inc	144,600	1,112

Mercury General Corp	13,700	463			2,610

Progressive Corp/The	116,600	1,781
			REITS - Office Property (2.17%)
WR Berkley Corp	18,700	447

			Alexandria Real Estate Equities Inc	4,300	157
		5,365

			Boston Properties Inc	11,100	549
Publishing - Newspapers (0.06%)			Brandywine Realty Trust	79,800	494
New York Times Co/The	27,200	146	Douglas Emmett Inc	63,400	607
			HRPT Properties Trust	119,100	513
Quarrying (0.40%)
			Kilroy Realty Corp	24,000	517
Vulcan Materials Co	20,000	951
			Mack-Cali Realty Corp	69,900	1,877
			SL Green Realty Corp	24,900	440

Racetracks (0.13%)
International Speedway Corp	13,300	315			5,154

			REITS - Regional Malls (0.60%)
Real Estate Management & Services (0.38%)			CBL & Associates Properties Inc	143,400	1,138
Jones Lang LaSalle Inc	28,100	907	Macerich Co/The	16,300	286

					1,424

Regional Banks (0.51%)
Fifth Third Bancorp	80,200	329	REITS - Shopping Centers (0.66%)
Huntington Bancshares Inc/OH	70,300	196	Kimco Realty Corp	86,400	1,038
Keycorp	110,800	681	Regency Centers Corp	4,100	154

		1,206	Weingarten Realty Investors	23,800	370

					1,562

Reinsurance (1.94%)
Allied World Assurance Co Holdings Ltd	4,200	156	REITS - Warehouse & Industrial (0.54%)
Axis Capital Holdings Ltd	22,900	564	AMB Property Corp	27,000	515
Endurance Specialty Holdings Ltd	54,300	1,420	ProLogis	84,800	773

PartnerRe Ltd	16,000	1,091			1,288

Reinsurance Group of America Inc	15,700	499	Research & Development (0.10%)
RenaissanceRe Holdings Ltd	18,200	886	Pharmaceutical Product Development Inc	11,500	226

		4,616

			Retail - Apparel & Shoe (2.11%)
REITS - Apartments (0.75%)
			Abercrombie & Fitch Co	7,600	206
Apartment Investment & Management Co	19,800	145
			American Eagle Outfitters Inc	102,400	1,517
AvalonBay Communities Inc	9,100	517
			AnnTaylor Stores Corp (a)	45,900	339
BRE Properties Inc	5,800	142
			Foot Locker Inc	108,000	1,284
Camden Property Trust	25,600	695
			Gap Inc/The	51,200	796
UDR Inc	29,400	296

			Ltd Brands Inc	65,300	746
		1,795

			Phillips-Van Heusen Corp	4,800	139

REITS - Diversified (0.83%)					5,027

Duke Realty Corp	63,200	617
Liberty Property Trust	21,000	511

See accompanying notes

380

Schedule of Investments MidCap Value Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Auto Parts (0.44%)			Semiconductor Component - Integrated Circuits (0.45%)
O'Reilly Automotive Inc (a)	27,100$	1,053	Linear Technology Corp	25,200 $	549
			Marvell Technology Group Ltd (a)	48,100	528

Retail - Automobile (0.20%)					1,077

Copart Inc (a)	15,200	477
			Semiconductor Equipment (0.25%)
Retail - Bedding (0.51%)			Lam Research Corp (a)	21,300	594
Bed Bath & Beyond Inc (a)	40,000	1,217
			Steel - Producers (0.96%)
Retail - Bookstore (0.42%)			AK Steel Holding Corp	26,700	348
Barnes & Noble Inc	38,400	1,003	Carpenter Technology Corp	15,200	314
			Reliance Steel & Aluminum Co	21,500	758
Retail - Building Products (0.06%)			Schnitzer Steel Industries Inc	4,200	208
Lowe's Cos Inc	6,600	142	Steel Dynamics Inc	52,800	657

					2,285

Retail - Consumer Electronics (0.23%)
RadioShack Corp	39,100	551	Telecommunication Equipment (0.05%)
			Tellabs Inc (a)	23,200	122
Retail - Discount (0.72%)
BJ's Wholesale Club Inc (a)	10,200	340	Telecommunication Services (0.60%)
Dollar Tree Inc (a)	5,900	250	Amdocs Ltd (a)	31,600	661
Family Dollar Stores Inc	34,000	1,128	Virgin Media Inc	98,700	762

		1,718			1,423

Retail - Drug Store (0.07%)			Telephone - Integrated (0.36%)
Walgreen Co	5,300	167	CenturyTel Inc	20,500	557
			Telephone & Data Systems Inc	4,900	140
Retail - Mail Order (0.31%)			Windstream Corp	18,900	157

Williams-Sonoma Inc	53,000	742			854

			Television (0.37%)
Retail - Major Department Store (0.69%)
			CBS Corp	125,800	886
JC Penney Co Inc	29,800	914
Sears Holdings Corp (a)	11,600	725	Theaters (0.12%)

		1,639	Regal Entertainment Group	21,100	276

Retail - Regional Department Store (1.21%)
Kohl's Corp (a)	31,600	1,433	Tobacco (0.89%)
Macy's Inc	106,100	1,452	Lorillard Inc	24,200	1,528

		2,885	Reynolds American Inc	15,500	588

					2,116

Retail - Sporting Goods (0.67%)
Dick's Sporting Goods Inc (a)	84,300	1,602	Tools - Hand Held (0.18%)
			Snap-On Inc	12,300	417
Satellite Telecommunications (0.07%)
EchoStar Holding Corp (a)	11,100	176	Toys (0.38%)
			Hasbro Inc	13,100	349
Savings & Loans - Thrifts (1.25%)			Mattel Inc	36,400	545

Astoria Financial Corp	39,100	323			894

New York Community Bancorp Inc	77,900	881	Transport - Equipment & Leasing (0.17%)
People's United Financial Inc	59,900	936	Aircastle Ltd	28,900	191
Washington Federal Inc	63,900	829	GATX Corp	7,300	220

		2,969			411

Schools (0.17%)			Transport - Marine (0.46%)
Career Education Corp (a)	18,100	399	Alexander & Baldwin Inc	7,900	211

See accompanying notes

381

Schedule of Investments MidCap Value Fund II

April 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Transport - Marine (continued)			Diversified Banking Institutions (continued)
Frontline Ltd/Bermuda	10,800 $	217	Investment in Joint Trading Account;
Overseas Shipholding Group Inc	4,300	124	Morgan Stanley Repurchase Agreement;
			0.12% dated 04/30/09 maturing 05/01/09
Tidewater Inc	12,700	549

			(collateralized by Sovereign Agency
		1,101	Issues; $574,000; 1.00% - 7.125%; dated

			05/04/09 - 02/15/30)	$ 563$	563

Transport - Rail (0.13%)
					1,687
Kansas City Southern (a)	20,300	310

			TOTAL REPURCHASE AGREEMENTS	$ 1,687

Transport - Services (0.06%)
			Total Investments	$ 234,858
Ryder System Inc	5,400	150
			Other Assets in Excess of Liabilities, Net - 1.26%		2,990

Transport - Truck (0.06%)			TOTAL NET ASSETS - 100.00%	$ 237,848

Con-way Inc	5,900	146

Travel Services (0.05%)			(a) Non-Income Producing Security
Interval Leisure Group Inc (a)	14,200	114
			Unrealized Appreciation (Depreciation)
Vitamins & Nutrition Products (0.52%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Herbalife Ltd	62,400	1,237	of investments held by the fund as of the period end were as follows:

Water (0.09%)			Unrealized Appreciation	$ 16,937
Aqua America Inc	11,800	217	Unrealized Depreciation		(26,380)

			Net Unrealized Appreciation (Depreciation)		(9,443)
Water Treatment Systems (0.18%)			Cost for federal income tax purposes		244,301
Nalco Holding Co	25,700	419	All dollar amounts are shown in thousands (000's)

Web Portals (0.13%)			Portfolio Summary (unaudited)

Yahoo! Inc (a)	22,200	317	Sector		Percent

			Financial		26.04%
Wireless Equipment (0.49%)			Consumer, Non-cyclical		17.32%
Crown Castle International Corp (a)	44,100	1,081	Consumer, Cyclical		13.53%
Motorola Inc	16,400	91	Utilities		12.09%

			Industrial		7.70%
		1,172	Basic Materials		6.55%

X-Ray Equipment (0.07%)			Energy		5.73%
			Technology		5.23%
Hologic Inc (a)	10,700	159	Communications		4.55%

TOTAL COMMON STOCKS	$ 233,171		Other Assets in Excess of Liabilities, Net		1.26%

	Principal		TOTAL NET ASSETS		100.00%

	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (0.71%)
Diversified Banking Institutions (0.71%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $574,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 562$	562
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $574,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	562	562

See accompanying notes

382

Schedule of Investments MidCap Value Fund III

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.82%)			COMMON STOCKS (continued)
Aerospace & Defense Equipment (1.52%)			Commercial Banks (2.03%)
Goodrich Corp	24,066 $	1,066	Bancorpsouth Inc	6,800 $	158
			Bank of Hawaii Corp	8,331	293
Agricultural Chemicals (0.13%)			BB&T Corp	8,921	208
Intrepid Potash Inc (a)	3,821	94	BOK Financial Corp	3,884	146
			Commerce Bancshares Inc	5,534	183
Airlines (0.75%)
			Cullen/Frost Bankers Inc	7,678	362
AMR Corp (a)	11,900	57
			Zions Bancorporation	6,857	75

Continental Airlines Inc (a)	6,800	71
					1,425

Copa Holdings SA	4,653	143
Delta Air Lines Inc (a)	17,900	110	Commercial Services (1.10%)
Southwest Airlines Co	20,943	146	Alliance Data Systems Corp (a)	15,600	653

		527	Weight Watchers International Inc	4,968	124

					777

Apparel Manufacturers (1.89%)
Hanesbrands Inc (a)	51,700	851	Commercial Services - Finance (0.77%)
VF Corp	8,097	480	Equifax Inc	6,367	186

		1,331	Moody's Corp	12,100	357

					543

Auto - Car & Light Trucks (0.71%)
Ford Motor Co (a)	83,779	501	Computer Services (2.41%)
			Affiliated Computer Services Inc (a)	6,400	310
Beverages - Non-Alcoholic (1.05%)			Computer Sciences Corp (a)	37,500	1,386

Coca-Cola Enterprises Inc	22,004	375			1,696

PepsiAmericas Inc	14,840	365

			Computers - Integrated Systems (0.57%)
		740

			NCR Corp (a)	39,167	398
Broadcasting Services & Programming (0.33%)
Scripps Networks Interactive	8,492	233	Consumer Products - Miscellaneous (0.55%)
			Jarden Corp (a)	10,195	205
Building - Residential & Commercial (0.62%)			Scotts Miracle-Gro Co/The	5,400	182

DR Horton Inc	8,193	107			387

KB Home	6,922	125
			Containers - Metal & Glass (0.26%)
NVR Inc (a)	224	113
			Crown Holdings Inc (a)	8,125	179
Toll Brothers Inc (a)	4,615	94

		439	Containers - Paper & Plastic (0.63%)

Casino Services (1.58%)			Sonoco Products Co	10,754	262
International Game Technology	90,000	1,111	Temple-Inland Inc	14,900	178

					440

Cellular Telecommunications (0.15%)
			Cruise Lines (0.70%)
US Cellular Corp (a)	3,069	104
			Royal Caribbean Cruises Ltd	33,500	493
Chemicals - Diversified (0.44%)
			Diversified Manufacturing Operations (3.42%)
FMC Corp	6,271	306
			Cooper Industries Ltd	4,000	131
			Dover Corp	5,639	174
Chemicals - Specialty (0.62%)
Cytec Industries Inc	4,185	83	Eaton Corp	25,300	1,108
Lubrizol Corp	8,228	356	ITT Corp	24,247	994

		439			2,407

Coatings & Paint (1.10%)			E-Commerce - Services (0.64%)
Sherwin-Williams Co/The	9,500	538	Expedia Inc (a)	23,883	325
Valspar Corp	9,931	238	Liberty Media Corp - Interactive (a)	23,824	126

		776			451

See accompanying notes

383

Schedule of Investments
MidCap Value Fund III
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (8.86%)			Food - Miscellaneous/Diversified (1.72%)
American Electric Power Co Inc	16,290 $	430	ConAgra Foods Inc	25,977 $	460
CMS Energy Corp	33,930	408	HJ Heinz Co	11,192	385
Consolidated Edison Inc	16,249	603	Sara Lee Corp	43,800	364

DPL Inc	10,506	236			1,209

MDU Resources Group Inc	38,300	673
			Food - Retail (0.40%)
Northeast Utilities	14,913	314	SUPERVALU Inc	17,009	278
NSTAR	10,805	339
PG&E Corp	19,001	705	Funeral Services & Related Items (0.51%)
Pinnacle West Capital Corp	26,800	734	Service Corp International/US	79,822	362
SCANA Corp	11,929	361
Wisconsin Energy Corp	9,019	360	Gas - Distribution (2.93%)
Xcel Energy Inc	58,100	1,071	Atmos Energy Corp	12,735	315

		6,234	Centerpoint Energy Inc	72,000	766

			Sempra Energy	14,450	665
Electronic Components - Semiconductors (1.13%)
			UGI Corp	13,844	317

Microchip Technology Inc	27,200	626
					2,063

QLogic Corp (a)	11,800	167

		793	Hotels & Motels (0.76%)

			Choice Hotels International Inc	4,063	122
Electronic Design Automation (0.63%)
			Wyndham Worldwide Corp	35,240	411

Synopsys Inc (a)	20,237	441
					533

Electronic Parts Distribution (0.18%)			Insurance Brokers (2.32%)
Arrow Electronics Inc (a)	5,534	126	Aon Corp	12,473	526
			Willis Group Holdings Ltd	40,300	1,109

Electronics - Military (1.68%)					1,635

L-3 Communications Holdings Inc	15,546	1,184
			Internet Infrastructure Software (0.15%)
Engineering - Research & Development Services (0.18%)			F5 Networks Inc (a)	3,947	108
KBR Inc	8,297	130
			Internet Security (0.20%)
Enterprise Software & Services (0.26%)			Symantec Corp (a)	7,930	137
CA Inc	10,759	186
			Investment Management & Advisory Services (1.05%)
Fiduciary Banks (0.22%)			Ameriprise Financial Inc	14,515	383
Northern Trust Corp	2,789	152	Invesco Ltd	17,799	262
			Janus Capital Group Inc	9,614	96

Finance - Commercial (0.09%)					741

CIT Group Inc	27,951	62
			Life & Health Insurance (1.16%)
Finance - Consumer Loans (0.47%)			Lincoln National Corp	11,600	130
SLM Corp (a)	68,700	332	Protective Life Corp	11,645	100
			Torchmark Corp	8,334	244
Finance - Investment Banker & Broker (0.46%)			Unum Group	21,047	344

MF Global Ltd (a)	27,519	168			818

TD Ameritrade Holding Corp (a)	9,600	153

			Machinery - General Industry (0.18%)
		321	Gardner Denver Inc (a)	4,856	129

Food - Canned (0.38%)
Del Monte Foods Co	35,111	265	Machinery - Pumps (0.30%)
			Flowserve Corp	3,139	213
Food - Meat Products (0.35%)
Hormel Foods Corp	7,800	244

See accompanying notes

384

Schedule of Investments
MidCap Value Fund III
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (0.29%)			Oil Field Machinery & Equipment (0.13%)
Life Technologies Corp (a)	5,430 $	203	Dresser-Rand Group Inc (a)	3,600 $	89

Medical - Drugs (0.62%)			Oil Refining & Marketing (0.42%)
Forest Laboratories Inc (a)	20,170	437	Sunoco Inc	5,350	142
			Tesoro Corp	10,200	155

Medical - Generic Drugs (0.27%)					297

Mylan Inc/PA (a)	14,500	192
			Pharmacy Services (2.13%)
Medical - HMO (2.13%)			Express Scripts Inc (a)	2,273	145
CIGNA Corp	39,447	778	Omnicare Inc	52,723	1,356

Coventry Health Care Inc (a)	45,200	719			1,501

		1,497	Pipelines (1.91%)

Medical - Wholesale Drug Distribution (1.28%)			El Paso Corp	150,583	1,039
AmerisourceBergen Corp	9,080	306	Spectra Energy Corp	21,100	306

Cardinal Health Inc	17,700	598			1,345

		904	Property & Casualty Insurance (1.03%)

Medical Laboratory & Testing Service (1.78%)			Arch Capital Group Ltd (a)	2,563	148
Quest Diagnostics Inc	24,385	1,252	First American Corp	4,532	127
			OneBeacon Insurance Group Ltd	12,634	147
Medical Products (0.21%)			Progressive Corp/The	19,712	301

Hospira Inc (a)	4,586	151			723

Multi-Line Insurance (0.97%)			Real Estate Management & Services (0.41%)
American Financial Group Inc/OH	13,667	240	Jones Lang LaSalle Inc	8,878	286
Hartford Financial Services Group Inc	7,500	86
			Regional Banks (1.90%)
MetLife Inc	4,200	125
			Capital One Financial Corp	30,700	514
XL Capital Ltd	24,200	230

			Comerica Inc	1,700	36
		681

			Fifth Third Bancorp	36,100	148
Multimedia (0.55%)			Huntington Bancshares Inc/OH	32,100	89
McGraw-Hill Cos Inc/The	12,767	385	PNC Financial Services Group Inc	13,900	552

					1,339

Office Automation & Equipment (0.47%)
Pitney Bowes Inc	13,400	329	Reinsurance (2.48%)
			Allied World Assurance Co Holdings Ltd	6,151	228
Office Supplies & Forms (1.19%)			Axis Capital Holdings Ltd	33,300	820
Avery Dennison Corp	29,200	839	PartnerRe Ltd	5,215	356
			Reinsurance Group of America Inc	10,599	337

Oil - Field Services (0.35%)					1,741

Oceaneering International Inc (a)	2,200	100
			REITS - Diversified (0.55%)
Oil States International Inc (a)	7,656	145

			Digital Realty Trust Inc	5,731	206
		245

			Duke Realty Corp	18,372	180

Oil Company - Exploration & Production (1.12%)					386

Forest Oil Corp (a)	13,711	220
			REITS - Healthcare (0.25%)
Noble Energy Inc	10,066	571

			Ventas Inc	6,046	173
		791

Oil Company - Integrated (1.24%)			REITS - Hotels (0.60%)
Murphy Oil Corp	18,300	873	Host Hotels & Resorts Inc	54,434	419

See accompanying notes

385

Schedule of Investments MidCap Value Fund III

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Mortgage (2.14%)			Semiconductor Component - Integrated
Annaly Capital Management Inc	107,153 $	1,508	Circuits (continued)
			Integrated Device Technology Inc (a)	16,600 $	90

REITS - Office Property (0.73%)					248

Boston Properties Inc	6,458	319	Steel - Producers (0.52%)
Douglas Emmett Inc	19,961	191	Reliance Steel & Aluminum Co	6,278	221

		510	Steel Dynamics Inc	11,469	143

REITS - Regional Malls (0.26%)					364

Simon Property Group Inc	3,507	181	Telecommunication Services (0.54%)
			Embarq Corp	10,376	379
REITS - Shopping Centers (0.54%)
Regency Centers Corp	10,211	382	Telephone - Integrated (0.63%)
			Qwest Communications International Inc	56,900	221
REITS - Storage (0.90%)
			Windstream Corp	27,001	224

Public Storage	9,456	632
					445

Rental - Auto & Equipment (0.13%)			Television (0.41%)
Hertz Global Holdings Inc (a)	13,800	94	CBS Corp	40,976	288

Retail - Apparel & Shoe (0.18%)			Tobacco (2.19%)
Foot Locker Inc	10,575	126	Lorillard Inc	15,205	960
			Reynolds American Inc	15,300	581

Retail - Auto Parts (1.74%)					1,541

Advance Auto Parts Inc	23,000	1,006
AutoZone Inc (a)	487	81	Tools - Hand Held (2.00%)
			Snap-On Inc	9,903	336
O'Reilly Automotive Inc (a)	3,471	135

			Stanley Works/The	28,100	1,069

		1,222

					1,405

Retail - Computer Equipment (1.83%)
GameStop Corp (a)	42,577	1,284	Toys (0.43%)
			Hasbro Inc	11,424	305
Retail - Discount (2.50%)
Big Lots Inc (a)	7,619	211	Transport - Marine (0.32%)
			Tidewater Inc	5,207	225
BJ's Wholesale Club Inc (a)	10,104	337
Family Dollar Stores Inc	36,404	1,208

			Transport - Rail (0.09%)
		1,756

			Norfolk Southern Corp	1,773	63
Retail - Regional Department Store (0.59%)
Kohl's Corp (a)	3,000	136	Transport - Services (0.77%)
Macy's Inc	20,515	281	Ryder System Inc	19,600	543

		417

			Vitamins & Nutrition Products (0.54%)
Savings & Loans - Thrifts (2.77%)			Mead Johnson Nutrition Co (a)	13,500	381
Hudson City Bancorp Inc	31,484	395
New York Community Bancorp Inc	63,643	720	Water (0.39%)
People's United Financial Inc	53,336	833	Aqua America Inc	14,966	275

		1,948

			Water Treatment Systems (0.19%)
Schools (0.08%)			Nalco Holding Co	8,369	137
DeVry Inc	1,387	59
			Web Portals (0.24%)
Semiconductor Component - Integrated Circuits (0.35%)			Sohu.com Inc (a)	3,270	170

Atmel Corp (a)	41,199	158
			TOTAL COMMON STOCKS	$ 69,525

See accompanying notes

386

Schedule of Investments MidCap Value Fund III April 30, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (0.55%)
Diversified Banking Institutions (0.55%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $132,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 129$	129
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $132,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	129	129
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $132,000; 1.00% - 7.125%; dated
05/04/09 - 02/15/30)	129	129

		387

TOTAL REPURCHASE AGREEMENTS	$ 387

Total Investments	$ 69,912
Other Assets in Excess of Liabilities, Net - 0.63%		443

TOTAL NET ASSETS - 100.00%	$ 70,355

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 5,412
Unrealized Depreciation	(18,167)

Net Unrealized Appreciation (Depreciation)	(12,755)
Cost for federal income tax purposes	82,667
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	23.86%
Consumer, Non-cyclical	19.30%
Consumer, Cyclical	14.67%
Utilities	12.19%
Industrial	11.72%
Technology	5.81%
Energy	5.17%
Communications	3.84%
Basic Materials	2.81%
Other Assets in Excess of Liabilities, Net	0.63%

TOTAL NET ASSETS	100.00%

See accompanying notes

387

Schedule of Investments
Money Market Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (86.19%)			COMMERCIAL PAPER (continued)
Beverages - Non-Alcoholic (2.46%)			Consumer Products - Miscellaneous (0.19%)
Coca-Cola Co			Kimberly Clark Corp
0.35%, 5/21/2009	$ 13,000 $	12,997	0.50%, 7/14/2009	$ 5,500 $	5,494
0.52%, 6/ 2/2009	11,900	11,895
0.50%, 6/ 8/2009	13,000	12,993	Cosmetics & Toiletries (0.42%)
0.50%, 7/ 6/2009	10,000	9,991	Procter & Gamble
			0.44%, 6/25/2009	12,000	11,992
0.57%, 7/ 8/2009	11,000	10,988
0.45%, 7/28/2009	11,280	11,268

			Diversified Banking Institutions (6.49%)
		70,132	Bank of America Corp

Chemicals - Diversified (2.48%)			0.50%, 5/26/2009	4,185	4,184
BASF AG			0.50%, 5/29/2009	6,000	5,998
0.50%, 6/23/2009	3,450	3,448	0.50%, 6/ 1/2009	6,860	6,857
0.68%, 6/23/2009	4,890	4,885	0.50%, 6/ 5/2009	11,000	10,995
0.75%, 6/23/2009	12,500	12,486	0.43%, 6/17/2009	6,525	6,521
0.70%, 7/13/2009	6,730	6,720	0.58%, 7/ 2/2009	13,200	13,187
0.96%, 8/ 5/2009	11,900	11,870	JP Morgan Chase & Co
1.05%, 8/10/2009	10,430	10,399	0.55%, 5/20/2009	10,300	10,297
1.10%, 8/10/2009	4,420	4,406	0.55%, 5/28/2009	10,000	9,996
0.55%, 8/27/2009	1,270	1,268	0.55%, 6/ 8/2009	13,000	12,993
0.65%, 10/ 9/2009	2,800	2,792	0.60%, 6/ 8/2009	12,000	11,992
BASF SE			0.50%, 6/18/2009	13,000	12,991
0.83%, 9/25/2009 (a)	12,500	12,458	0.50%, 7/22/2009	12,010	11,996

		70,732	Societe Generale North America Inc

			0.77%, 5/ 6/2009	12,900	12,899
Commercial Banks (8.24%)
			0.70%, 5/12/2009	13,800	13,797
Australia & New Zealand Banking Co
0.55%, 8/10/2009	13,700	13,679	0.78%, 5/15/2009	9,000	8,997
0.80%, 9/25/2009	13,000	12,957	0.75%, 6/16/2009	12,800	12,788
DnB NOR Bank ASA			0.70%, 6/30/2009	12,000	11,986
0.88%, 5/11/2009	13,235	13,232	0.68%, 7/20/2009	6,365	6,355

0.74%, 5/26/2009	11,800	11,794			184,829

0.76%, 5/27/2009	11,200	11,194	Diversified Financial Services (5.82%)
0.79%, 5/29/2009	12,900	12,892	General Electric Capital
0.89%, 6/10/2009	12,000	11,988	0.64%, 8/18/2009	10,000	9,981
0.82%, 6/17/2009	11,000	10,988	0.50%, 8/20/2009	4,200	4,193
National Australia Funding			General Electric Capital Corp
0.69%, 5/20/2009	13,000	12,995	2.05%, 5/13/2009	12,000	11,992
0.61%, 6/11/2009	12,300	12,291	0.40%, 6/22/2009	5,130	5,127
0.99%, 10/ 9/2009	11,000	10,951	0.60%, 7/ 1/2009	12,000	11,988
0.98%, 10/13/2009 (a)	15,000	14,933	0.52%, 7/15/2009	13,800	13,785
0.92%, 10/23/2009	11,200	11,150	Nordea North America Inc
Westpac Banking Corp			0.39%, 5/14/2009	10,000	9,999
0.66%, 5/28/2009	4,740	4,738	0.59%, 5/27/2009	13,000	12,994
0.66%, 6/19/2009	13,000	12,988	1.04%, 6/ 3/2009	13,000	12,988
0.80%, 8/ 3/2009	12,900	12,873	1.05%, 6/ 5/2009	10,800	10,789
0.63%, 8/ 6/2009	12,000	11,980	0.78%, 7/14/2009	15,000	14,976
0.62%, 8/11/2009	9,000	8,984	Rabobank USA Financial Corp
0.62%, 8/17/2009	12,000	11,978	0.55%, 5/ 7/2009	11,000	10,999
0.73%, 9/16/2009	10,000	9,972	0.55%, 6/18/2009	11,000	10,992

		234,557	0.70%, 6/26/2009	10,000	9,989

See accompanying notes

388

Schedule of Investments Money Market Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)			Finance - Auto Loans (continued)
Rabobank USA Financial Corp (continued)			Toyota Motor Credit (continued)
0.75%, 7/16/2009	$ 15,000 $	14,976	0.30%, 7/13/2009	$ 8,700 $	8,695

		165,768	0.40%, 7/24/2009	11,000	10,990

					154,917

Diversified Manufacturing Operations (2.05%)
General Electric Co			Finance - Credit Card (1.01%)
0.37%, 6/25/2009	3,830	3,828	American Express Credit
0.37%, 6/26/2009	6,590	6,586	0.52%, 5/25/2009	2,570	2,569
Illinois Tool Works Inc			0.60%, 5/28/2009	1,140	1,140
0.47%, 5/ 5/2009	12,800	12,799	0.62%, 6/ 4/2009	10,000	9,994
0.35%, 5/ 7/2009	10,090	10,089	0.60%, 6/ 5/2009	15,000	14,991

0.45%, 6/ 1/2009	2,075	2,074			28,694

0.52%, 6/ 1/2009	10,000	9,996
			Finance - Investment Banker & Broker (3.68%)
0.55%, 6/ 3/2009	13,000	12,994

			BNP Paribas Finance Inc
		58,366	0.89%, 6/24/2009	13,000	12,983

Electric - Integrated (4.18%)			0.71%, 7/ 9/2009	11,800	11,784
E. ON AG			0.96%, 8/ 4/2009	9,000	8,977
1.00%, 5/22/2009	13,100	13,092	0.92%, 8/10/2009	13,000	12,967
1.05%, 6/11/2009	13,000	12,985	Citigroup Funding
1.05%, 6/30/2009	13,000	12,977	0.60%, 5/12/2009	10,000	9,998
1.05%, 7/ 7/2009	11,900	11,877	ING U.S. Funding
1.05%, 7/15/2009	10,000	9,978	1.51%, 5/ 6/2009	15,000	14,997
1.05%, 7/20/2009	12,000	11,972	0.90%, 5/ 8/2009	5,775	5,774
GDF Suez			0.93%, 5/15/2009	11,000	10,996
0.54%, 5/ 1/2009	11,800	11,800	0.71%, 7/13/2009	3,190	3,185
1.00%, 5/11/2009	13,000	12,996	0.80%, 8/31/2009	11,000	10,970
0.32%, 6/10/2009	11,000	10,996	ING US Funding LLC
0.33%, 6/15/2009	10,400	10,396	0.86%, 6/29/2009	2,000	1,997

		119,069			104,628

Electric Products - Miscellaneous (0.53%)			Finance - Mortgage Loan/Banker (5.88%)
Emerson Electric Co			Fannie Mae Discount Notes
0.33%, 5/21/2009	15,000	14,997	1.45%, 5/ 5/2009	13,000	12,998
			0.47%, 6/23/2009	13,000	12,991
Finance - Auto Loans (5.44%)			0.59%, 9/21/2009	10,800	10,775
American Honda Finance Corp			0.75%, 11/ 2/2009	12,000	11,954
0.70%, 5/ 6/2009	10,800	10,799	0.66%, 11/ 9/2009	13,900	13,851
0.73%, 5/13/2009	10,200	10,197	Federal Home Loan Bank Discount Notes
0.45%, 5/19/2009	12,000	11,997	1.40%, 5/ 1/2009	10,000	10,000
0.65%, 5/20/2009	15,000	14,995	0.40%, 6/ 4/2009	11,300	11,296
0.60%, 6/10/2009	5,000	4,997	0.61%, 9/ 9/2009	10,000	9,978
0.75%, 7/ 6/2009	13,000	12,982	0.60%, 9/18/2009	5,000	4,988
0.82%, 7/10/2009	7,000	6,989	Freddie Mac Discount Notes
Paccar Financial			0.52%, 7/ 6/2009	4,110	4,106
0.42%, 5/ 4/2009	10,710	10,710	0.47%, 7/20/2009	13,000	12,986
0.50%, 5/ 7/2009	1,985	1,985	0.53%, 7/27/2009	7,000	6,991
0.58%, 5/18/2009	9,400	9,397	0.61%, 9/10/2009	10,900	10,876
0.35%, 7/23/2009	10,700	10,691	0.70%, 9/14/2009	5,200	5,186
Toyota Motor Credit			0.59%, 9/15/2009	3,500	3,492
0.50%, 5/ 1/2009	10,000	10,000	0.63%, 10/13/2009	11,000	10,968
0.50%, 5/14/2009	12,000	11,998
0.60%, 6/11/2009	7,500	7,495

See accompanying notes

389

Schedule of Investments Money Market Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Finance - Mortgage Loan/Banker (continued)			Publicly Traded Investment Fund (2.57%)
Freddie Mac Discount Notes (continued)			Columbia Funds Series Trust - Columbia
0.52%, 12/ 7/2009	$ 13,929 $	13,885	Money Market Reserves

		167,321	0.50%, 12/31/2009	$ 28,690 $	28,690

			JP Morgan Prime Money Market Fund
Finance - Other Services (3.72%)			0.66%, 12/31/2009	26,390	26,390
Park Avenue Receivables Company			Merrill Lynch Funds for Instutitions Series -
0.50%, 5/ 7/2009	12,800	12,799	Government Fund
0.55%, 5/15/2009	13,000	12,997	0.27%, 12/31/2009	18,080	18,080

0.45%, 7/ 1/2009	11,810	11,801			73,160

Private Export Funding
			Retail - Discount (0.85%)
0.42%, 5/22/2009	13,000	12,997
			Wal-Mart Stores
0.52%, 7/ 7/2009	13,000	12,987
			0.55%, 6/15/2009	15,000	14,990
0.52%, 7/ 9/2009	10,700	10,689	0.55%, 6/16/2009	9,070	9,063

0.52%, 7/17/2009	8,700	8,690
					24,053

0.45%, 7/30/2009	12,000	11,987
0.42%, 8/ 7/2009	11,000	10,988	Special Purpose Entity (20.32%)

		105,935	CAFCO LLC

			0.55%, 5/ 8/2009	2,620	2,620
Machinery - Farm (1.66%)			0.80%, 5/12/2009	13,900	13,897
Deere & Co			0.65%, 5/27/2009	2,960	2,959
0.50%, 5/ 4/2009	13,200	13,200	0.85%, 6/12/2009	12,900	12,887
0.50%, 5/21/2009	10,500	10,497	0.72%, 6/18/2009	12,000	11,988
0.50%, 5/22/2009	10,000	9,997	0.90%, 6/22/2009	11,200	11,185
0.53%, 5/29/2009	12,000	11,995	0.68%, 7/16/2009	12,780	12,762
0.37%, 6/25/2009	1,500	1,499	Calyon North America Inc

		47,188	0.81%, 6/18/2009	2,730	2,727

Medical - Drugs (1.83%)			0.79%, 6/24/2009	12,000	11,986
Pfizer Inc			0.88%, 7/ 1/2009	3,940	3,934
0.50%, 5/18/2009	15,000	14,996	0.72%, 7/14/2009	7,500	7,489
Pfizer Investment Capital			0.77%, 7/14/2009	1,915	1,912
0.36%, 6/ 9/2009	12,000	11,995	0.70%, 8/ 3/2009	13,000	12,976
0.35%, 6/12/2009	13,200	13,195	CBA Delaware Finance
0.36%, 6/16/2009	12,000	11,995	0.79%, 6/ 2/2009	11,500	11,492

		52,181	0.75%, 6/ 4/2009	13,200	13,191

Oil Company - Integrated (4.41%)			0.75%, 6/ 9/2009	12,900	12,889
BP Capital Markets PLC			0.64%, 6/29/2009	9,300	9,290
0.49%, 7/16/2009	15,000	14,984	Charta Corp
0.52%, 7/17/2009 (a)	13,300	13,285	0.95%, 6/17/2009 (a)	15,000	14,981
0.52%, 7/23/2009	12,045	12,031	0.60%, 6/19/2009	9,800	9,792
0.59%, 9/ 8/2009	5,950	5,937	0.70%, 6/19/2009	14,000	13,987
Chevron Corp			0.60%, 6/24/2009	13,000	12,988
0.54%, 5/26/2009	10,000	9,996	CRC Funding LLC
0.42%, 6/ 1/2009	12,000	11,996	0.80%, 5/13/2009	15,000	14,996
0.53%, 6/10/2009	12,000	11,993	0.75%, 5/27/2009	10,700	10,694
Shell International Finance BV			0.85%, 6/25/2009 (a)	15,000	14,980
1.75%, 5/ 4/2009	10,900	10,898	0.80%, 7/ 9/2009	10,000	9,985
0.30%, 5/ 5/2009	11,300	11,300	0.85%, 7/28/2009	15,000	14,969
1.70%, 5/11/2009	13,000	12,994	Danske Corp
Total Capital SA			0.69%, 5/ 8/2009	10,000	9,999
0.37%, 6/12/2009	10,000	9,996	0.91%, 5/14/2009	8,000	7,997

		125,410	0.98%, 5/19/2009	10,000	9,995

			0.94%, 5/28/2009	13,000	12,991

See accompanying notes

390

Schedule of Investments Money Market Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			CERTIFICATE OF DEPOSIT (continued)
Special Purpose Entity (continued)			Commercial Banks (continued)
Danske Corp (continued)			US Bank NA (continued)
1.03%, 6/15/2009	$ 6,500 $	6,492	0.90%, 8/24/2009	$ 11,800 $	11,800
Gemini Securitization Corp			US Bank NA/Minneapolis MN
0.60%, 7/ 2/2009	15,000	14,984	0.70%, 6/22/2009	15,000	15,000

0.60%, 7/ 8/2009	12,000	11,986			69,660

0.55%, 7/14/2009	10,000	9,989
			Diversified Banking Institutions (0.46%)
0.55%, 7/24/2009	13,870	13,852	Bank of America Corp
0.52%, 7/29/2009	10,400	10,387	0.77%, 8/12/2009	13,000	13,000
Ranger Funding Co LLC
0.70%, 6/ 1/2009	10,200	10,194	Regional Banks (1.05%)
0.72%, 6/ 2/2009	10,000	9,994	Bank of America NA
0.48%, 7/10/2009	11,000	10,990	0.65%, 7/13/2009	10,000	10,000
0.73%, 7/10/2009	13,000	12,981	0.73%, 8/25/2009	10,000	10,000
0.48%, 7/24/2009	12,700	12,686	2.35%, 8/28/2009	10,000	10,000

0.50%, 8/ 7/2009	3,660	3,655			30,000

0.53%, 8/13/2009	12,000	11,982	TOTAL CERTIFICATE OF DEPOSIT	$ 112,660

Sheffield Receivables
0.50%, 5/ 4/2009	10,000	10,000	BONDS (5.95%)
0.63%, 6/ 3/2009	12,900	12,893	Asset Backed Securities (0.10%)
0.62%, 6/ 4/2009	10,000	9,994	CNH Equipment Trust
			1.74%, 4/15/2010 (b)	2,873	2,873
0.55%, 6/15/2009	15,000	14,990
0.55%, 7/ 1/2009	13,500	13,487
			Automobile Sequential (0.27%)
Unilever Capital
			Nissan Auto Receivables Owner Trust
0.33%, 5/19/2009	11,000	10,998
			1.76%, 4/15/2010	7,363	7,363
Yorktown Capital
			World Omni Auto Receivables Trust
0.65%, 5/18/2009	11,500	11,496
			3.00%, 5/15/2009	336	336

0.70%, 6/19/2009	12,000	11,988
					7,699

0.48%, 7/ 8/2009	7,895	7,888
0.48%, 7/21/2009	14,000	13,985	Commercial Banks (1.23%)
0.50%, 8/ 3/2009	6,000	5,992	ING Bank NV

			2.01%, 6/ 3/2009 (a)(c)	25,000	25,000
		578,421

			Svenska Handelsbanken AB
Telephone - Integrated (1.96%)			1.40%, 7/ 6/2009 (a)(b)	10,000	10,000

Telstra Corp					35,000

0.70%, 5/26/2009	10,000	9,995
			Diversified Financial Services (0.46%)
0.65%, 6/ 3/2009	4,415	4,412
			IBM International Group Capital LLC
0.75%, 6/ 9/2009	13,526	13,515
			1.47%, 5/26/2009 (a)	13,100	13,100
0.70%, 6/15/2009	3,350	3,348
0.70%, 6/16/2009	10,900	10,890	Life & Health Insurance (0.53%)
0.60%, 6/26/2009	13,660	13,647	Monumental Global Funding III

		55,807	1.51%, 7/16/2009 (a)(c)	15,000	15,000

TOTAL COMMERCIAL PAPER	$ 2,453,651		Medical - Hospitals (0.42%)

CERTIFICATE OF DEPOSIT (3.96%)			Portland Clinic LLP/The
Commercial Banks (2.45%)			1.05%, 11/20/2027	11,895	11,895
Citibank N.A.
1.00%, 5/ 8/2009	9,860	9,860	Medical - Outpatient & Home Medical Care (0.21%)
1.05%, 7/ 2/2009	10,000	10,000	Everett Clinic PS
			1.05%, 5/ 1/2022	5,900	5,900
State Street Bank & Trust Co
1.08%, 8/ 6/2009	13,000	13,000
US Bank NA
0.80%, 7/22/2009	10,000	10,000
See accompanying notes

391

Schedule of Investments Money Market Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			TAX-EXEMPT BONDS (continued)
Medical Laboratory & Testing Service (0.29%)			Colorado (continued)
Roche Holdings Inc			Sheridan Redevelopment Agency Citibank NA
2.25%, 5/25/2009 (a)(b)	$ 8,300 $	8,300	2.50%, 12/ 1/2029	$ 5,000 $	5,000

					7,825

Money Center Banks (1.26%)
			Georgia (0.07%)
Bank of New York Mellon/The
1.30%, 5/ 1/2009 (c)	36,000	36,000	Savannah College of Art & Design Inc Bank of
			America NA
			0.85%, 4/ 1/2024	2,000	2,000
Special Purpose Entity (1.18%)
Corporate Finance Managers Inc
			Illinois (0.62%)
0.75%, 2/ 2/2043	13,700	13,700
			Memorial Health System/IL JP Morgan Chase
NGSP Inc			Bank
0.85%, 6/ 1/2046	20,000	20,000	1.00%, 10/ 1/2024	17,780	17,780

		33,700

			Indiana (0.09%)
TOTAL BONDS	$ 169,467

			Ball State University/IN
TAX-EXEMPT BONDS (4.06%)			0.95%, 9/ 1/2031	2,550	2,550
Arizona (0.38%)
Glendale Industrial Development Authority			Iowa (0.09%)
Bank of New York			Iowa Finance Authority
0.75%, 7/ 1/2035	7,285	7,285	1.00%, 3/ 1/2018	2,565	2,565
Tucson Airport Authority Inc/AZ Bank of
America NA			New York (0.19%)
0.85%, 12/ 1/2018	3,635	3,635	New York City Housing Development Corp

		10,920	Landesbank Hessen-Thueringen

			1.17%, 6/ 1/2039	5,500	5,500
California (1.71%)

Abag Finance Authority for Nonprofit Corps			North Carolina (0.18%)
1.60%, 11/ 1/2031	2,000	2,000
			North Carolina Capital Facilities Finance
California Statewide Communities			Agency
Development Authority			0.85%, 9/ 1/2018	5,115	5,115
1.15%, 8/15/2034	800	800
City of Fairfield CA Landesbank			Oklahoma (0.20%)
Hessen-Thueringen			University Hospital Bank of America NA
2.00%, 6/ 1/2034	2,000	2,000
			0.85%, 8/15/2021	5,790	5,790
2.00%, 6/ 1/2034	2,700	2,700
City of Santa Rosa CA Landesbank			Oregon (0.05%)
Hessen-Thueringen			Lake Oswego Redevelopment Agency Wells
1.60%, 9/ 1/2024	4,665	4,665	Fargo Bank NA
Kern Water Bank Authority Wells Fargo Bank			1.00%, 6/ 1/2020	1,285	1,285
NA
1.00%, 7/ 1/2028	2,600	2,600	Washington (0.20%)
Los Angeles Community College District/CA			Washington State Housing Finance
3.05%, 8/ 1/2009	1,800	1,800	Commission/WA
San Jose Redevelopment Agency/CA JP			1.15%, 9/ 1/2028	1,095	1,095
Morgan Chase Bank			1.05%, 12/ 1/2028	510	510
0.67%, 8/ 1/2028	32,150	32,150

			1.15%, 9/15/2037	2,730	2,730
		48,715

			1.15%, 12/15/2037	1,265	1,265

Colorado (0.28%)					5,600

Colorado Housing & Finance Authority/CO
Wells Fargo Bank NA			TOTAL TAX-EXEMPT BONDS	$ 115,645

1.00%, 4/ 1/2029	325	325	Total Investments	$ 2,851,423
County of Kit Carson CO Wells Fargo Bank NA			Liabilities in Excess of Other Assets, Net - (0.16)%		(4,428)

1.00%, 6/ 1/2027	2,100	2,100
			TOTAL NET ASSETS - 100.00%	$ 2,846,995

County of Montrose CO Wells Fargo Bank NA

1.00%, 6/ 1/2010	400	400

See accompanying notes

392

Schedule of Investments Money Market Fund April 30, 2009 (unaudited)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $142,037 or 4.99% of net assets.

(b)	Variable Rate. Rate shown is in effect at April 30, 2009.

(c)	Security is Illiquid

Portfolio Summary (unaudited)

Sector	Percent

Financial	63.34%
Government	5.88%
Consumer, Non-cyclical	5.83%
Energy	4.41%
Industrial	4.23%
Utilities	4.18%
Revenue	3.48%
Exchange Traded Funds	2.57%
Basic Materials	2.48%
Communications	1.96%
Consumer, Cyclical	0.85%
Asset Backed Securities	0.37%
Insured	0.30%
Tax Allocation	0.22%
General Obligation	0.06%
Liabilities in Excess of Other Assets, Net	(0.16%)

TOTAL NET ASSETS	100.00%

See accompanying notes

393

Schedule of Investments Mortgage Securities Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (26.96%)			BONDS (continued)
Asset Backed Securities (0.24%)			Mortgage Backed Securities (continued)
Saxon Asset Securities Trust			Fannie Mae (continued)
0.60%, 3/25/2036 (a)	$ 4,254 $	3,120	1.07%, 4/25/2027 (a)	$ 58 $	56
			5.50%, 2/25/2032	17,156	17,754
Diversified Banking Institutions (0.20%)			7.00%, 4/25/2032	6,283	6,859
Goldman Sachs Group Inc/The			5.50%, 12/25/2035 (a)	21,990	23,061
3.25%, 6/15/2012	2,600	2,710
			6.50%, 2/25/2047	2,385	2,555
			Fannie Mae Grantor Trust
Finance - Mortgage Loan/Banker (3.14%)
			7.30%, 5/25/2010	7,000	7,356
Fannie Mae
1.75%, 3/23/2011	16,183	16,340	Fannie Mae Interest Strip
			5.00%, 4/ 1/2024	286	42
5.00%, 5/11/2017	6,750	7,418
			Federal Home Loan Banks
6.63%, 11/15/2030	1,300	1,640	5.46%, 11/27/2015	2,564	2,681
6.21%, 8/ 6/2038	1,250	1,422	Freddie Mac
Freddie Mac			4.50%, 7/15/2017	4,900	5,089
2.13%, 3/23/2012	9,485	9,584	1.40%, 2/15/2021 (a)	80	79
5.75%, 6/27/2016	2,400	2,463	6.50%, 8/15/2027	404	428
SLM Student Loan Trust			1.29%, 9/15/2027	9,978	547
1.18%, 10/25/2016 (a)	755	753
			6.50%, 6/15/2031	1,594	1,612
1.51%, 9/17/2018 (a)	2,144	2,097

			5.50%, 9/15/2031 (a)	1,375	1,432
		41,717

			5.50%, 1/15/2033	8,269	8,686
Home Equity - Other (0.50%)			5.50%, 4/15/2033 (a)	15,000	15,701
Asset Backed Securities Corp Home Equity			Ginnie Mae
0.54%, 7/25/2036 (a)	2,753	2,397	3.89%, 7/16/2026	1,485	1,511
JP Morgan Mortgage Acquisition Corp			5.08%, 1/16/2030 (a)	1,470	1,528
0.70%, 7/25/2035 (a)	81	81
			4.26%, 2/16/2032	2,244	2,301
Morgan Stanley Home Equity Loan Trust
			GSR Mortgage Loan Trust
0.61%, 2/25/2036 (a)	4,536	3,729
			5.00%, 5/25/2033	734	732
Soundview Home Equity Loan Trust
			LF Rothschild Mortgage Trust
0.53%, 7/25/2036 (a)	385	374

			9.95%, 9/ 1/2017	33	33
		6,581

			MASTR Alternative Loans Trust
Mortgage Backed Securities (22.88%)			5.38%, 1/25/2020 (a)	15,464	13,931
Banc of America Funding Corp			5.50%, 1/25/2020	16,607	14,772
0.53%, 7/20/2036 (a)	1,472	1,265	Prime Mortgage Trust
Banc of America Mortgage Securities Inc			4.75%, 10/25/2020 (a)	11,453	9,607
4.75%, 8/25/2033	21,500	20,847	Residential Funding Mortgage Securities I
5.50%, 5/25/2034	9,496	9,361	5.50%, 12/25/2033	17,000	16,848
Chase Mortgage Finance Corp			Structured Asset Securities Corp
6.00%, 5/25/2035	21,000	14,022	5.50%, 12/25/2033	12,000	11,957
Countrywide Home Loan Mortgage Pass			5.00%, 5/25/2035	13,151	10,106
Through Trust			Wells Fargo Mortgage Backed Securities Trust
5.00%, 11/25/2018	11,231	11,167	5.50%, 11/25/2035	10,799	9,175
5.25%, 5/25/2034	19,876	19,326	6.00%, 4/25/2037	21,000	10,728

5.75%, 12/25/2035	22,527	16,339			303,835

CS First Boston Mortgage Securities Corp
5.75%, 4/25/2033	7,664	7,327	TOTAL BONDS	$ 357,963

4.50%, 6/25/2033	1,089	1,068	U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 12/25/2033	4,786	4,045	OBLIGATIONS (69.13%)
Fannie Mae			Federal Home Loan Mortgage Corporation
9.00%, 5/25/2020	66	73	(FHLMC) (30.42%)
			6.00%, 5/ 1/2039 (b)	2,500	2,609
5.00%, 8/25/2026	1,709	1,744
			6.50%, 2/ 1/2011	9	10
0.29%, 2/25/2027	2,159	84
			6.50%, 3/ 1/2011	44	46

See accompanying notes

394

Schedule of Investments
Mortgage Securities Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal Home Loan Mortgage Corporation
(FHLMC) (continued)			(FHLMC) (continued)
6.50%, 3/ 1/2011	$ 9 $	9	5.50%, 1/ 1/2029	$ 22 $	23
6.50%, 3/ 1/2011	32	34	5.50%, 3/ 1/2029	17	17
6.50%, 3/ 1/2011	80	85	6.50%, 3/ 1/2029	334	359
6.50%, 4/ 1/2011	3	3	6.50%, 3/ 1/2029	55	60
6.50%, 4/ 1/2011	21	21	6.50%, 4/ 1/2029	3,396	3,668
7.50%, 3/ 1/2013	666	692	7.00%, 6/ 1/2029	743	799
9.00%, 9/ 1/2016	4	4	8.50%, 7/ 1/2029	214	234
6.50%, 11/ 1/2016	435	459	8.00%, 8/ 1/2030	3	3
9.00%, 1/ 1/2017	1	1	8.00%, 11/ 1/2030	2	3
6.00%, 4/ 1/2017	1,042	1,099	7.50%, 12/ 1/2030	23	25
6.00%, 4/ 1/2017	1,216	1,274	8.00%, 12/ 1/2030	87	95
6.00%, 5/ 1/2017	1,300	1,363	7.00%, 1/ 1/2031	10	11
9.00%, 5/ 1/2017	2	2	7.50%, 2/ 1/2031	206	224
6.50%, 6/ 1/2017	204	215	7.50%, 2/ 1/2031	11	12
6.00%, 7/ 1/2017	78	82	7.00%, 3/ 1/2031	190	204
4.50%, 4/ 1/2018	5,689	5,883	6.50%, 4/ 1/2031	1,284	1,376
5.50%, 4/ 1/2018	575	602	7.00%, 4/ 1/2031	534	574
5.50%, 11/ 1/2018	5,159	5,387	6.00%, 5/ 1/2031	821	864
5.50%, 12/ 1/2018	2	2	6.50%, 6/ 1/2031	4	4
5.00%, 1/ 1/2019	1,321	1,377	7.00%, 6/ 1/2031	155	167
8.50%, 4/ 1/2019	15	16	6.00%, 10/ 1/2031	35	37
4.50%, 7/ 1/2019	12,426	12,820	6.50%, 10/ 1/2031	532	570
6.00%, 1/ 1/2021	243	256	7.00%, 10/ 1/2031	254	272
9.00%, 5/ 1/2021	4	4	6.50%, 1/ 1/2032	3,068	3,276
9.00%, 9/ 1/2021	3	3	6.00%, 2/ 1/2032	87	92
6.50%, 12/ 1/2021	1,955	2,095	6.50%, 2/ 1/2032	20	21
9.00%, 1/ 1/2022	6	6	6.50%, 2/ 1/2032	88	94
6.50%, 4/ 1/2022	1,789	1,916	6.50%, 4/ 1/2032	72	77
6.50%, 5/ 1/2022	1,001	1,071	7.00%, 4/ 1/2032	1,074	1,151
6.50%, 8/ 1/2022	316	338	7.50%, 4/ 1/2032	145	157
9.00%, 8/ 1/2022	2	2	6.50%, 8/ 1/2032	211	226
6.50%, 5/ 1/2023	199	214	6.50%, 8/ 1/2032	94	101
6.50%, 7/ 1/2023	13	14	6.00%, 9/ 1/2032	1,527	1,607
4.50%, 1/ 1/2024	1,675	1,721	5.50%, 11/ 1/2032	4,931	5,124
6.50%, 1/ 1/2024	31	33	5.00%, 12/ 1/2032	843	871
7.00%, 7/ 1/2024	17	18	5.00%, 2/ 1/2033	7,795	8,046
6.50%, 7/ 1/2025	4	4	5.50%, 4/ 1/2033	9,674	10,024
6.50%, 7/ 1/2025	3	3	5.50%, 5/ 1/2033	482	500
6.50%, 9/ 1/2025	6	6	5.00%, 6/ 1/2033	7,904	8,150
6.50%, 9/ 1/2025	2	3	4.50%, 8/ 1/2033	3,988	4,067
6.50%, 9/ 1/2025	1	1	4.50%, 8/ 1/2033	3,746	3,820
5.00%, 10/ 1/2025	1,012	1,045	5.00%, 8/ 1/2033	11,720	12,087
6.50%, 10/ 1/2025	19	20	5.00%, 8/ 1/2033	12,043	12,423
6.50%, 10/ 1/2025	13	14	5.50%, 8/ 1/2033	8,979	9,315
6.50%, 4/ 1/2027	5	6	5.50%, 10/ 1/2033	184	191
7.00%, 1/ 1/2028	1,711	1,864	6.00%, 11/ 1/2033	4,527	4,757
6.50%, 2/ 1/2028	1	1	6.00%, 11/ 1/2033	3,905	4,104
6.00%, 6/ 1/2028	77	81	5.50%, 12/ 1/2033	10,985	11,407

See accompanying notes

395

Schedule of Investments Mortgage Securities Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal Home Loan Mortgage Corporation
(FHLMC) (continued)			(FHLMC) (continued)
5.50%, 12/ 1/2033	$ 4,400 $	4,569	5.87%, 11/ 1/2036 (a)	$ 306 $	319
6.00%, 12/ 1/2033	3,964	4,160	5.73%, 1/ 1/2037 (a)	11,276	11,775
5.00%, 1/ 1/2034	6,283	6,480	5.84%, 1/ 1/2037 (a)	17,730	18,426
5.50%, 1/ 1/2034	10,635	11,035	6.51%, 1/ 1/2037 (a)	1,536	1,602
5.00%, 5/ 1/2034	13,417	13,829	5.69%, 6/ 1/2037 (a)	1,281	1,336
5.00%, 5/ 1/2034	1,339	1,380	5.69%, 6/ 1/2037 (a)	2,287	2,388

6.00%, 5/ 1/2034	8,817	9,262			403,934

6.00%, 5/ 1/2034	7,468	7,793
			Federal National Mortgage Association (FNMA) (29.90%)
6.00%, 9/ 1/2034	881	926	4.50%, 5/ 1/2039 (b)	5,000	5,087
5.00%, 12/ 1/2034	459	473	4.50%, 3/ 1/2010	40	42
6.00%, 1/ 1/2035	10,162	10,602	6.50%, 4/ 1/2010	7
6.00%, 2/ 1/2035	7,395	7,767	7.00%, 6/ 1/2010	6
6.00%, 2/ 1/2035	662	696	7.00%, 9/ 1/2010	3
6.50%, 4/ 1/2035	58	62	7.00%, 9/ 1/2010	2
5.00%, 5/ 1/2035	1,127	1,160	7.00%, 9/ 1/2010	1
4.50%, 6/ 1/2035	21,812	22,204	7.00%, 9/ 1/2010	1
5.00%, 7/ 1/2035	17,644	18,169	7.00%, 9/ 1/2010	5
5.00%, 7/ 1/2035	62	64	7.00%, 9/ 1/2010	-
5.00%, 7/ 1/2035	621	639	7.00%, 10/ 1/2010	1
5.50%, 9/ 1/2035	19,581	20,302	7.00%, 10/ 1/2010	2
5.00%, 10/ 1/2035	116	120	7.00%, 11/ 1/2010	2
5.50%, 10/ 1/2035	18,223	18,894	7.00%, 11/ 1/2010	1
5.00%, 11/ 1/2035	4,750	4,891	7.00%, 5/ 1/2011	7
7.00%, 7/ 1/2036	11,501	12,261	7.00%, 3/ 1/2012	2
6.00%, 8/ 1/2036	2,952	3,087	6.50%, 6/ 1/2016	24	25
6.00%, 10/ 1/2036 (a)	774	810	6.00%, 12/ 1/2016	1,465	1,546
7.00%, 1/ 1/2037	2,102	2,241	5.50%, 1/ 1/2017	2,550	2,682
6.50%, 2/ 1/2037	365	387	6.00%, 1/ 1/2017	63	66
6.00%, 3/ 1/2037	1,475	1,542	9.00%, 3/ 1/2017	2
6.00%, 4/ 1/2037	3,816	3,990	6.00%, 4/ 1/2017	117	124
6.00%, 5/ 1/2037	1,200	1,255	6.00%, 8/ 1/2017	2,585	2,728
5.50%, 7/ 1/2037	636	659	5.50%, 9/ 1/2017	316	331
6.50%, 12/ 1/2037	923	979	5.50%, 9/ 1/2017	70	73
6.00%, 1/ 1/2038 (a)	463	483	5.50%, 12/ 1/2017	3,137	3,287
6.00%, 1/ 1/2038	3,641	3,804	5.00%, 1/ 1/2018	505	527
6.00%, 3/ 1/2038	831	869	5.50%, 3/ 1/2018	325	341
5.50%, 4/ 1/2038	472	488	5.50%, 5/ 1/2018	6,306	6,604
6.00%, 4/ 1/2038	1,450	1,515	5.00%, 6/ 1/2018	11,601	12,087
5.50%, 5/ 1/2038	1,028	1,064	6.00%, 8/ 1/2018	1,264	1,327
6.00%, 6/ 1/2038	2,276	2,378	5.00%, 11/ 1/2018	1,840	1,918
6.00%, 7/ 1/2038	3,727	3,895	9.00%, 1/ 1/2019	1
9.50%, 6/ 1/2016	6	6	5.00%, 4/ 1/2019	465	483
9.50%, 4/ 1/2017	15	16	5.50%, 6/ 1/2019	81	85
5.18%, 10/ 1/2032 (a)	8	8	5.50%, 6/ 1/2019	99	103
5.25%, 9/ 1/2033 (a)	106	107	5.50%, 7/ 1/2019	220	230
4.66%, 8/ 1/2035 (a)	1,362	1,385	5.50%, 7/ 1/2019	49	51
6.78%, 3/ 1/2036 (a)	1,139	1,173	5.50%, 7/ 1/2019	103	108
6.49%, 7/ 1/2036 (a)	2,013	2,086	5.50%, 7/ 1/2019	120	126

See accompanying notes

396

Schedule of Investments
Mortgage Securities Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
5.50%, 7/ 1/2019	$ 211 $	220	6.50%, 12/ 1/2031	$ 16 $	17
5.50%, 8/ 1/2019	58	61	6.00%, 1/ 1/2032	1,389	1,467
5.50%, 8/ 1/2019	414	433	6.50%, 1/ 1/2032	469	503
5.50%, 9/ 1/2019	379	397	6.50%, 3/ 1/2032	1,347	1,443
4.50%, 12/ 1/2019	535	553	6.50%, 3/ 1/2032	572	613
4.50%, 1/ 1/2020	1,767	1,826	6.50%, 4/ 1/2032	1,943	2,081
7.00%, 5/ 1/2022	82	89	6.50%, 4/ 1/2032	78	84
8.00%, 5/ 1/2022	26	28	7.00%, 7/ 1/2032	374	404
6.00%, 12/ 1/2022	160	169	6.50%, 8/ 1/2032	787	843
8.50%, 2/ 1/2023	6	6	7.50%, 8/ 1/2032	104	113
6.50%, 9/ 1/2024	1,455	1,544	6.00%, 11/ 1/2032	123	130
8.00%, 9/ 1/2024	-	1	6.50%, 11/ 1/2032	689	735
7.50%, 12/ 1/2024	367	397	6.50%, 11/ 1/2032	1,140	1,217
8.00%, 12/ 1/2024	3	4	6.50%, 11/ 1/2032	333	356
8.00%, 1/ 1/2025	1	1	6.50%, 12/ 1/2032	2,044	2,190
8.00%, 1/ 1/2025	2	2	5.50%, 2/ 1/2033	7,856	8,172
8.50%, 9/ 1/2025	4	5	6.50%, 2/ 1/2033	918	980
5.00%, 1/ 1/2026	1,413	1,458	3.62%, 3/ 1/2033 (a)	794	798
5.50%, 6/ 1/2026	1,336	1,390	5.50%, 3/ 1/2033	5,130	5,340
7.00%, 3/ 1/2027	29	31	6.00%, 4/ 1/2033	1,072	1,132
3.35%, 3/ 1/2028 (a)	20	20	5.50%, 5/ 1/2033	582	610
6.50%, 8/ 1/2028	206	221	5.50%, 5/ 1/2033	4,713	4,897
7.00%, 8/ 1/2028	255	273	5.50%, 5/ 1/2033	6,621	6,878
6.50%, 9/ 1/2028	64	69	5.50%, 7/ 1/2033	4,127	4,294
6.50%, 11/ 1/2028	38	41	5.50%, 9/ 1/2033	2,425	2,523
6.50%, 11/ 1/2028	149	160	5.13%, 11/ 1/2033 (a)	13	14
6.50%, 12/ 1/2028	107	115	5.08%, 12/ 1/2033 (a)	650	675
7.00%, 12/ 1/2028	223	238	6.00%, 1/ 1/2034	5,315	5,601
6.50%, 1/ 1/2029	52	56	5.50%, 2/ 1/2034	5,050	5,257
6.50%, 2/ 1/2029	113	122	5.50%, 2/ 1/2034	18,796	19,499
6.00%, 3/ 1/2029	413	437	6.00%, 2/ 1/2034	887	931
6.50%, 3/ 1/2029	299	321	5.50%, 3/ 1/2034	5,097	5,304
6.50%, 4/ 1/2029	552	594	6.00%, 3/ 1/2034	2,711	2,852
7.00%, 4/ 1/2029	103	112	5.50%, 4/ 1/2034	4,157	4,322
7.00%, 7/ 1/2029	249	267	5.00%, 6/ 1/2034	11,763	12,132
7.50%, 7/ 1/2029	220	239	5.50%, 7/ 1/2034	5,148	5,336
7.50%, 2/ 1/2030	121	132	6.50%, 7/ 1/2034	1,912	2,034
9.00%, 9/ 1/2030	79	88	6.50%, 7/ 1/2034	3,469	3,720
7.50%, 1/ 1/2031	8	9	4.96%, 9/ 1/2034 (a)	2,921	2,963
7.50%, 5/ 1/2031	11	12	5.50%, 9/ 1/2034	15,736	16,322
6.50%, 6/ 1/2031	1,044	1,109	5.50%, 9/ 1/2034	4,053	4,213
6.50%, 6/ 1/2031	289	310	6.00%, 9/ 1/2034	8,035	8,393
6.50%, 6/ 1/2031	163	175	5.50%, 1/ 1/2035	9,989	10,384
6.00%, 8/ 1/2031	2,058	2,174	5.50%, 2/ 1/2035	12,529	13,014
6.50%, 9/ 1/2031	61	65	5.00%, 4/ 1/2035	951	980
7.00%, 11/ 1/2031	1,322	1,427	5.00%, 5/ 1/2035	1,259	1,297
6.00%, 12/ 1/2031	89	94	5.00%, 7/ 1/2035	451	465
6.00%, 12/ 1/2031	33	35	5.00%, 7/ 1/2035	3,373	3,477

See accompanying notes

397

Schedule of Investments
Mortgage Securities Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Government National Mortgage Association
(continued)			(GNMA) (5.38%)
5.06%, 7/ 1/2035 (a)	$ 858 $	876	5.50%, 12/15/2013	$ 14 $		15
5.50%, 7/ 1/2035	3,700	3,844	5.50%, 1/15/2014	94		99
5.00%, 8/ 1/2035	576	594	5.50%, 1/15/2014	52		55
5.07%, 8/ 1/2035 (a)	4,030	4,154	5.50%, 2/15/2014	37		39
5.50%, 9/ 1/2035	1,586	1,647	5.50%, 3/15/2014	133		140
5.59%, 11/ 1/2035 (a)	903	939	13.50%, 9/15/2014	1		1
6.50%, 2/ 1/2036	10,888	11,541	13.50%, 12/15/2014	4		5
6.50%, 4/ 1/2036	114	121	9.50%, 4/15/2016	5		5
6.50%, 5/ 1/2036	13,549	14,375	8.00%, 8/15/2016	70		75
6.50%, 8/ 1/2036	1,823	1,935	9.50%, 9/15/2016	4		5
6.50%, 8/ 1/2036	745	790	9.50%, 11/15/2016	24		26
6.00%, 9/ 1/2036	1,565	1,639	8.00%, 12/15/2016	14		15
6.01%, 10/ 1/2036 (a)	5,231	5,476	7.50%, 4/15/2017	7		8
6.50%, 10/ 1/2036	440	467	7.50%, 4/15/2017	53		56
6.50%, 11/ 1/2036	484	514	7.50%, 4/15/2017	55		59
5.50%, 2/ 1/2037	3,276	3,398	8.00%, 4/15/2017	14		16
5.50%, 2/ 1/2037	106	110	8.00%, 4/15/2017	11		12
6.00%, 4/ 1/2037	17,309	18,114	8.00%, 4/15/2017	19		20
5.74%, 5/ 1/2037 (a)	3,900	4,079	7.50%, 5/15/2017	15		15
6.14%, 5/ 1/2037 (a)	1,498	1,562	8.00%, 5/15/2017	12		13
5.00%, 6/ 1/2037	8,825	9,088	8.00%, 6/15/2017	15		16
5.50%, 6/ 1/2037	1,517	1,574	8.00%, 6/15/2017	18		20
5.50%, 6/ 1/2037	1,900	1,971	8.00%, 7/15/2017	10		10
6.50%, 7/ 1/2037	192	204	9.50%, 7/15/2017	36		39
6.50%, 7/ 1/2037	257	272	9.50%, 7/15/2017	22		24
6.50%, 8/ 1/2037	844	896	9.50%, 10/15/2017	12		13
6.50%, 10/ 1/2037	1,192	1,265	9.50%, 11/15/2017	24		26
6.00%, 11/ 1/2037	2,010	2,103	7.50%, 7/15/2018	20		21
6.50%, 1/ 1/2038	120	127	9.50%, 9/15/2020	18		20
5.50%, 2/ 1/2038	3,131	3,247	9.50%, 8/15/2021	213		234
6.00%, 2/ 1/2038	1,417	1,483	9.00%, 11/15/2021	219		237
6.00%, 2/ 1/2038 (a)	1,350	1,413	7.50%, 12/15/2021	39		41
6.50%, 2/ 1/2038	172	182	7.50%, 12/15/2021	29		32
5.50%, 3/ 1/2038	1,885	1,955	7.50%, 2/15/2022	53		57
5.50%, 3/ 1/2038	4,517	4,685	8.00%, 2/15/2022	56		60
6.00%, 3/ 1/2038	432	452	7.50%, 3/15/2022	5		6
6.00%, 3/ 1/2038	1,452	1,519	7.50%, 3/15/2022	12		13
6.50%, 3/ 1/2038	164	174	7.50%, 3/15/2022	33		35
6.00%, 4/ 1/2038	1,645	1,721	7.50%, 4/15/2022	21		22
5.50%, 5/ 1/2038	1,916	1,987	7.50%, 4/15/2022	18		20
6.00%, 5/ 1/2038	19,211	20,104	7.50%, 4/15/2022	38		41
6.50%, 5/ 1/2038	89	95	7.50%, 4/15/2022	21		23
5.50%, 6/ 1/2038	1,136	1,178	8.00%, 4/15/2022	92		99
6.00%, 7/ 1/2038	2,365	2,475	7.50%, 5/15/2022	37		39
5.50%, 9/ 1/2038	2,888	2,995	7.50%, 7/15/2022	60		65
5.50%, 11/ 1/2038	2,486	2,578	7.50%, 8/15/2022	23		25
5.00%, 4/ 1/2039	20,000	20,572	7.50%, 8/15/2022	29		31

		397,050	7.50%, 8/15/2022	7		7

See accompanying notes

398

Schedule of Investments
Mortgage Securities Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Government National Mortgage Association			Government National Mortgage Association
(GNMA) (continued)			(GNMA) (continued)
7.50%, 8/15/2022	$ 2 $	2	7.00%, 12/15/2023	$ 63 $		67
7.50%, 8/15/2022	10	11	6.00%, 1/15/2024	49		52
7.50%, 8/15/2022	22	24	6.50%, 1/15/2024	63		67
7.50%, 8/15/2022	78	84	6.50%, 1/15/2024	26		28
7.50%, 8/15/2022	68	73	6.50%, 1/15/2024	91		96
7.00%, 11/15/2022	40	42	6.50%, 1/15/2024	36		38
7.00%, 11/15/2022	13	13	6.50%, 1/15/2024	77		81
7.00%, 11/15/2022	62	66	6.50%, 1/15/2024	74		78
7.00%, 11/15/2022	38	41	6.50%, 1/15/2024	27		28
7.50%, 11/15/2022	39	42	6.50%, 1/15/2024	38		40
7.00%, 12/15/2022	15	16	6.00%, 2/15/2024	60		63
7.00%, 12/15/2022	120	128	6.00%, 2/15/2024	136		142
7.00%, 1/15/2023	56	60	6.00%, 2/15/2024	62		66
7.00%, 1/15/2023	20	22	6.00%, 3/15/2024	35		36
7.00%, 1/15/2023	20	21	6.50%, 3/15/2024	198		209
7.00%, 2/15/2023	257	275	6.50%, 3/15/2024	33		35
7.50%, 2/15/2023	6	6	7.50%, 3/15/2024	67		72
7.50%, 2/15/2023	21	22	6.50%, 4/15/2024	63		67
7.00%, 3/15/2023	27	28	6.50%, 7/15/2024	184		194
7.50%, 5/15/2023	21	23	7.50%, 8/15/2024	6		6
7.50%, 5/15/2023	8	8	7.25%, 9/15/2025	74		80
7.50%, 5/15/2023	80	87	6.50%, 10/15/2025	42		44
7.50%, 6/15/2023	23	25	6.50%, 1/15/2026	28		30
7.00%, 7/15/2023	26	28	7.00%, 1/15/2026	58		62
7.00%, 7/15/2023	91	97	6.50%, 3/15/2026	59		63
7.00%, 7/15/2023	29	31	7.00%, 5/15/2026	9		10
7.00%, 8/15/2023	27	29	7.00%, 1/15/2027	69		74
6.50%, 9/15/2023	36	38	7.00%, 3/15/2027	39		42
6.50%, 9/15/2023	61	65	7.50%, 4/15/2027	6		6
6.50%, 9/15/2023	46	49	7.50%, 5/15/2027	55		59
6.50%, 9/15/2023	66	70	7.50%, 5/15/2027	16		17
6.00%, 10/15/2023	310	327	7.50%, 6/15/2027	39		42
6.50%, 10/15/2023	53	56	7.00%, 10/15/2027	17		19
6.50%, 10/15/2023	26	27	7.00%, 10/15/2027	60		64
7.00%, 10/15/2023	53	56	7.00%, 10/15/2027	5		5
7.50%, 10/15/2023	10	11	7.00%, 10/15/2027	4		4
6.00%, 11/15/2023	151	160	7.00%, 11/15/2027	6		6
6.00%, 11/15/2023	116	122	7.00%, 11/15/2027	148		159
6.50%, 11/15/2023	21	22	7.00%, 12/15/2027	4		4
7.50%, 11/15/2023	36	39	7.00%, 12/15/2027	4		4
6.00%, 12/15/2023	87	92	7.00%, 12/15/2027	58		62
6.00%, 12/15/2023	68	71	6.50%, 2/15/2028	36		39
6.00%, 12/15/2023	3	3	7.00%, 2/15/2028	2		3
6.50%, 12/15/2023	124	131	7.00%, 2/15/2028	1		1
6.50%, 12/15/2023	91	96	7.00%, 4/15/2028	3		3
6.50%, 12/15/2023	86	91	7.00%, 4/15/2028	105		113
6.50%, 12/15/2023	37	39	7.00%, 5/15/2028	1		1
7.00%, 12/15/2023	33	35	7.00%, 5/15/2028	1		1

See accompanying notes

399

Schedule of Investments
Mortgage Securities Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Government National Mortgage Association			Government National Mortgage Association
(GNMA) (continued)			(GNMA) (continued)
7.00%, 6/15/2028	$ 188 $	202	6.50%, 3/20/2031	$ 352 $	375
7.00%, 12/15/2028	167	179	6.50%, 4/20/2031	270	288
7.00%, 1/15/2029	129	139	7.00%, 6/20/2031	190	204
7.00%, 3/15/2029	130	139	6.00%, 5/20/2032 (a)	1,640	1,713
7.00%, 4/15/2029	111	119	5.50%, 7/20/2033	8,295	8,629
7.00%, 4/15/2029	235	253	6.00%, 7/20/2033	5,385	5,638
7.50%, 8/15/2029	276	298	5.50%, 2/20/2034	8,849	9,200
7.50%, 9/15/2029	71	77	5.50%, 3/20/2034	8,388	8,721
7.50%, 9/15/2029	96	104	6.50%, 4/20/2034	2,154	2,269
7.50%, 10/15/2029	130	141	6.50%, 5/20/2034	1,725	1,817
7.50%, 11/15/2029	120	130	5.50%, 5/20/2035	1,179	1,226

7.50%, 11/15/2029	98	106			71,472

7.75%, 12/15/2029	54	59
			U.S. Treasury (1.53%)
8.00%, 12/15/2030	16	18	1.50%, 10/31/2010	3,500	3,540
7.00%, 5/15/2031	33	35	1.88%, 2/28/2014	6,478	6,445
6.50%, 7/15/2031	9	10	4.13%, 5/15/2015	8,750	9,653
7.00%, 7/15/2031	9	10	6.13%, 8/15/2029	500	638

7.00%, 9/15/2031	9	10			20,276

6.50%, 10/15/2031	68	73
6.50%, 7/15/2032	798	850	U.S. Treasury Inflation-Indexed Obligations (0.85%)
			3.00%, 7/15/2012	10,739	11,337
6.50%, 7/15/2032	68	72
6.00%, 8/15/2032	327	345
			U.S. Treasury Strip (1.05%)
6.00%, 9/15/2032	366	386
			0.00%, 11/15/2015 (c)	4,000	3,348
6.00%, 2/15/2033	79	83
			0.00%, 5/15/2020 (c)	13,800	8,923
5.00%, 2/15/2034	986	1,023
			0.00%, 11/15/2021 (c)	2,900	1,726

6.00%, 8/15/2034	10,962	11,500
					13,997
6.00%, 8/15/2038	1,899	1,983

5.50%, 1/15/2039	977	1,016	TOTAL U.S. GOVERNMENT & GOVERNMENT
			AGENCY OBLIGATIONS	$ 918,066

5.50%, 1/15/2039	3,093	3,217
9.50%, 9/20/2018	103	113	REPURCHASE AGREEMENTS (4.04%)
9.50%, 12/20/2020	27	30	Diversified Banking Institutions (4.04%)
9.50%, 1/20/2021	5	5	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.15%
9.50%, 2/20/2021	3	4	dated 04/30/09 maturing 05/01/09
9.50%, 3/20/2021	7	7	(collateralized by Sovereign Agency
6.00%, 1/20/2024	43	45	Issues; $18,249,000; 0.00% - 5.87%; dated
6.00%, 4/20/2024	79	83	09/11/09 - 01/22/37)	$ 17,891$	17,891
6.50%, 4/20/2024	43	46	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
6.00%, 5/20/2024	45	48	0.15% dated 04/30/09 maturing 05/01/09
6.00%, 5/20/2024	33	35	(collateralized by Sovereign Agency
6.00%, 10/20/2024	56	58	Issues; $18,249,000; 0.93% - 5.00%; dated
6.80%, 4/20/2025	88	93	03/30/10 - 01/08/14)	17,891	17,891
6.00%, 9/20/2025	32	34
6.00%, 11/20/2025	40	42
6.00%, 4/20/2026	273	286
6.50%, 7/20/2026	23	24
6.00%, 10/20/2028	43	45
6.50%, 10/20/2028	37	40
6.00%, 2/20/2029	417	436

See accompanying notes

400

Schedule of Investments Mortgage Securities Fund April 30, 2009 (unaudited)

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $18,249,000; 1.00% - 7.125%;
dated 05/04/09 - 02/15/30)	$ 17,892$	17,892

53,674

TOTAL REPURCHASE AGREEMENTS	$ 53,674

Total Investments	$ 1,329,703
Liabilities in Excess of Other Assets, Net - (0.13)%		(1,725)

TOTAL NET ASSETS - 100.00%	$ 1,327,978

(a)	Variable Rate. Rate shown is in effect at April 30, 2009.

(b)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

(c)	Security is a Principal Only strip.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 35,385
Unrealized Depreciation	(32,172)

Net Unrealized Appreciation (Depreciation)	3,213
Cost for federal income tax purposes	1,326,490
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	88.58%
Government	6.36%
Financial	4.25%
Asset Backed Securities	0.94%
Liabilities in Excess of Other Assets, Net	(0.13%)

TOTAL NET ASSETS	100.00%

See accompanying notes

401

Schedule of Investments Preferred Securities Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (0.39%)			PREFERRED STOCKS (continued)
Publicly Traded Investment Fund (0.39%)			Diversified Banking Institutions (continued)
BlackRock Preferred and Corporate Income			Royal Bank of Scotland Group PLC 6.13%;
Strategies Fund Inc	25,500$	141	Series R	378,300$	3,034
BlackRock Preferred Income Strategies Fund			Royal Bank of Scotland Group PLC 6.25%;
Inc	242,500	1,467	Series P	252,200	1,954
Blackrock Preferred Opportunity Trust	121,600	861	Royal Bank of Scotland Group PLC 6.35%;
Flaherty & Crumrine/Claymore Preferred			Series N	461,132	3,597
Securities Income Fund Inc	335,900	2,580	Royal Bank of Scotland Group PLC 6.40%;
Flaherty & Crumrine/Claymore Total Return			Series M	196,600	1,585
Fund Inc	109,500	838	Royal Bank of Scotland Group PLC 6.60%;

		5,887	Series S	532,700	4,341

			Royal Bank of Scotland Group PLC 6.75%;
TOTAL COMMON STOCKS	$ 5,887		Series Q	567,439	4,852

CONVERTIBLE PREFERRED STOCKS (0.16%)			Royal Bank of Scotland Group PLC 7.25%;
			Series H	93,500	837
Agricultural Operations (0.16%)
			Royal Bank of Scotland Group PLC 7.25%;
Archer-Daniels-Midland Co	70,300	2,356	Series T	50,500	440

TOTAL CONVERTIBLE PREFERRED STOCKS	$ 2,356				50,866

PREFERRED STOCKS (70.59%)			Diversified Financial Services (1.80%)
Cable/Satellite TV (1.48%)			Citigroup Capital IX	126,600	1,386
Comcast Corp 6.63%	413,854	8,563	Citigroup Capital VII	421,000	5,136
Comcast Corp 7.00%; Series B	317,200	6,943	Citigroup Capital VIII	131,279	1,523
Comcast Corp 7.00%	296,045	6,646	Citigroup Capital X	205,300	2,244

		22,152	Citigroup Capital XI	212,300	2,336

Cellular Telecommunications (0.07%)			Citigroup Capital XIV	46,000	527
United States Cellular Corp	11,900	216	Citigroup Capital XIX	87,400	1,053
US Cellular Corp	38,400	768	Citigroup Capital XV	120,200	1,316

		984	Citigroup Capital XVI	145,700	1,578

			Citigroup Capital XX	145,700	1,894
Commercial Banks (5.76%)
			General Electric Capital Corp 5.88%	39,648	842
ASBC Capital I	126,801	2,282
			General Electric Capital Corp 6.00%	98,800	2,073
Banesto Holdings (a)	11,700	239
			General Electric Capital Corp 6.05%	108,500	2,326
Barclays Bank PLC 6.63%	78,600	1,089
			General Electric Capital Corp 6.10%	21,700	471
Barclays Bank PLC 7.10%	1,106,535	15,890
			General Electric Capital Corp 6.45%	24,000	532
Barclays Bank PLC 7.75%	635,629	9,757
			General Electric Capital Corp 6.50%	22,600	525
Barclays Bank PLC 8.13%	350,639	5,572
			Harris Preferred Capital Corp	71,900	1,176

BB&T Capital Trust V	964,500	23,717
					26,938

CoBank ACB (a)	202,000	8,874
HSBC USA Inc	16,200	484	Electric - Integrated (7.51%)
M&T Capital Trust IV	381,700	9,390	Alabama Power Co - Series 2007B	130,522	3,263
National Bank of Greece SA	413,000	7,686	Alabama Power Co - Series II	422,810	10,591
Regions Financing Trust III	57,700	942	DTE Energy Trust I	18,300	443
VNB Capital Trust I	7,000	164	Entergy Arkansas Inc	2,000	50

		86,086	Entergy Louisiana LLC	139,717	3,519

			Entergy Mississippi Inc 6.00%	4,100	102
Diversified Banking Institutions (3.40%)
			Entergy Mississippi Inc 7.25%	149,100	3,710
Bank of America Corp	324,000	4,539
			FPL Group Capital Inc 6.60%	53,100	1,326
HSBC Holdings PLC 6.20%	1,058,100	17,183
			FPL Group Capital Inc 7.45%	5,000	133
HSBC Holdings PLC 8.13%	1,600	35
			FPL Group Capital Inc 8.75%	473,770	12,626
JP Morgan Chase & Co	286,200	6,892
			FPL Group Capital Trust I	283,769	6,720
Royal Bank of Scotland Group PLC 5.75%;
Series L	211,373	1,577	Georgia Power Capital Trust VII	106,000	2,565
			Georgia Power Co 5.70%	14,800	366

See accompanying notes

402

Schedule of Investments Preferred Securities Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)

Electric - Integrated (continued)			Finance - Other Services (continued)

Georgia Power Co 5.75%	17,400$	424	National Rural Utilities Cooperative Finance

Georgia Power Co 5.90%	54,330	1,358	Corp 6.10%	73,100 $	1,462

Georgia Power Co 6.00%	4,700	117	National Rural Utilities Cooperative Finance
			Corp 6.75%	65,400	1,419

Georgia Power Co 6.375%	13,800	356
					6,445

Georgia Power Co 6.50%	50,000	4,100

Georgia Power Co 8.20%	250,000	7,023	Financial Guarantee Insurance (0.25%)

Gulf Power Co 5.75%	1,400	35	Financial Security Assurance Holdings Ltd
			5.60%	74,600	612
Gulf Power Co 5.88%	8,600	213
			Financial Security Assurance Holdings Ltd
Mississippi Power Co	23,000	569
			6.25%	350,225	3,162

PPL Capital Funding Inc	448,500	11,078
					3,774

PPL Electric Utilities Corp	22,705	455

PPL Energy Supply LLC	216,600	5,500	Insurance Brokers (0.05%)

South Carolina Electric & Gas Co	95,000	7,677	ABN AMRO North America Capital
			Funding Trust I (a)	2,500	725
Wisconsin Public Service Corp	27,500	2,435

Xcel Energy Inc 7.60%	1,015,089	25,570	Investment Management & Advisory Services (1.69%)

		112,324	Deutsche Bank Contingent Capital Trust II	1,491,000	20,084

Fiduciary Banks (0.20%)			Deutsche Bank Contingent Capital Trust III	325,600	5,128

BNY Capital V	149,975	2,998			25,212

			Life & Health Insurance (2.59%)
Finance - Consumer Loans (0.48%)
			Delphi Financial Group Inc 7.38%	481,700	6,334
HSBC Finance Corp 6.88%	338,255	6,924
			Delphi Financial Group Inc 8.00%	52,900	832
HSBC Finance Corp 6.00%	17,100	315

			Lincoln National Capital VI	155,637	2,159
		7,239

			Lincoln National Corp 6.75%	25,300	311

Finance - Investment Banker & Broker (4.62%)			PLC Capital Trust III	12,400	161

Credit Suisse Guernsey Ltd	708,000	14,160	PLC Capital Trust IV	41,400	499

JP Morgan Chase Capital X	40,100	886	PLC Capital Trust V	267,300	2,587

JP Morgan Chase Capital XI	166,542	3,106	Protective Life Corp	561,700	6,549

JP Morgan Chase Capital XII	128,000	2,483	Prudential Financial Inc	750,600	14,412

JP Morgan Chase Capital XIV	136,200	2,652	Prudential PLC 6.50%	133,182	1,930

JP Morgan Chase Capital XIX	4,600	92	Prudential PLC 6.75%	171,992	2,537

JP Morgan Chase Capital XXVI	571,100	12,650	Torchmark Capital Trust III	23,100	427

Merrill Lynch Capital Trust III 7.375%	12,800	163			38,738

Merrill Lynch Preferred Capital Trust IV	85,500	1,046
			Money Center Banks (2.95%)
Merrill Lynch Preferred Capital Trust V	140,294	1,780
			BNY Capital IV	38,000	872
Morgan Stanley Capital Trust III	296,300	4,755
			Fleet Capital Trust IX	77,600	883
Morgan Stanley Capital Trust IV	499,171	7,887
			JP Morgan Chase Capital XVI	61,400	1,209
Morgan Stanley Capital Trust V	469,150	7,014
			National Westminster Bank Plc	82,200	855
Morgan Stanley Capital Trust VI	359,830	5,973
			Santander Finance Preferred SA Unipersonal
Morgan Stanley Capital Trust VII	176,800	2,967	6.00%	157,000	1,633

Morgan Stanley Capital Trust VIII	88,800	1,442	Santander Finance Preferred SA Unipersonal

		69,056	6.50%	2,047,417	30,691

			Santander Finance Preferred SA Unipersonal
Finance - Mortgage Loan/Banker (0.48%)
			6.80%	535,904	7,904

Countrywide Financial Corp	602,319	7,240
					44,047

Finance - Other Services (0.43%)			Multi-Line Insurance (4.26%)

ABN AMRO Capital Funding Trust V	149,700	1,165	Aegon NV 4.00%	67,500	511

ABN AMRO Capital Funding Trust VII	239,500	1,899	Aegon NV 6.375%	666,607	6,366

National Rural Utilities Cooperative Finance			Aegon NV 6.50%	98,658	999

Corp 5.95%	25,000	500	Allianz SE	957,650	17,860

See accompanying notes

403

Schedule of Investments Preferred Securities Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
Multi-Line Insurance (continued)			Regional Banks (continued)
ING Groep NV 6.13%	220,500 $	2,309	USB Capital VII	170,200 $	3,166
ING Groep NV 6.20%	89,900	936	USB Capital VIII	44,700	848
ING Groep NV 6.38%	887,600	9,622	USB Capital X	160,800	3,119
ING Groep NV 7.05%	879,438	10,289	USB Capital XI	365,992	7,386
ING Groep NV 7.20%	99,400	1,211	USB Capital XII	253,700	4,823
ING Groep NV 7.38%	967,100	11,547	Wachovia Capital Trust IV	61,252	1,050
ING Groep NV 8.50%	27,500	389	Wachovia Capital Trust IX	622,300	10,517
MetLife Inc 6.50%	1,700	31	Wachovia Capital Trust X	34,400	684
XL Capital Ltd (a)(b)	200,000	1,636	Wachovia Corp 7.25%	397,254	5,855

		63,706	Wells Fargo Capital IV	73,421	1,575

			Wells Fargo Capital IX	178,943	3,069
Multimedia (0.58%)
Viacom Inc	478,500	8,637	Wells Fargo Capital VII	364,139	6,311
			Wells Fargo Capital VIII	15,600	268
Oil Company - Exploration & Production (0.27%)			Wells Fargo Capital XI	19,800	359
Nexen Inc	217,060	3,972	Wells Fargo Capital XII	255,800	5,633
			Wells Fargo Capital XIV	371,748	8,970

Property & Casualty Insurance (2.27%)					159,448

Arch Capital Group Ltd 7.88%	130,300	2,506
			Reinsurance (1.73%)
Arch Capital Group Ltd 8.00%	559,082	11,137
			Everest Re Capital Trust II	381,319	6,582
Berkley W R Capital Trust	784,925	16,483
			PartnerRe Ltd 6.50%	201,766	3,603
Markel Corp	172,000	3,868

			PartnerRe Ltd 6.75%	134,800	2,606
		33,994

			RenaissanceRe Holdings Ltd - Series B	107,200	2,037
Regional Banks (10.67%)			RenaissanceRe Holdings Ltd - Series C	249,435	4,001
BAC Capital Trust I	83,200	1,182	RenaissanceRe Holdings Ltd - Series D	391,400	7,045

BAC Capital Trust II	92,500	1,300			25,874

BAC Capital Trust III	26,300	386
			REITS - Apartments (0.63%)
BAC Capital Trust IV	35,600	424
			BRE Properties Inc - Series C	205,977	3,603
BAC Capital Trust V	111,700	1,354
			BRE Properties Inc - Series D	15,076	257
BAC Capital Trust VIII	162,900	2,053
			Equity Residential	6,300	126
BAC Capital Trust X	26,300	335
			UDR Inc	325,500	5,371

BAC Capital Trust XII	210,500	2,840
					9,357

Bank One Capital VI	341,609	7,092
Fifth Third Capital Trust V	94,300	1,216	REITS - Diversified (3.31%)
Fifth Third Capital Trust VI	312,071	4,026	Duke Realty Corp 6.50%	287,400	3,731
Fifth Third Capital Trust VII	130,300	1,974	Duke Realty Corp 6.60%	63,100	817
Fleet Capital Trust VIII	124,822	1,620	Duke Realty Corp 6.63%	238,000	3,165
KeyCorp Capital IX	96,100	1,182	Duke Realty Corp 6.95%	327,111	4,367
KeyCorp Capital V	187,600	2,176	Duke Realty Corp 7.25%	141,532	1,925
Keycorp Capital VI	55,200	675	Duke Realty Corp 8.38%	676,037	10,817
KeyCorp Capital VIII	217,900	2,732	PS Business Parks Inc - Series H	161,600	2,749
KeyCorp Capital X	114,700	1,585	PS Business Parks Inc - Series I	166,100	2,771
National City Capital Trust II	309,708	5,027	PS Business Parks Inc Series K	88,100	1,722
National City Capital Trust III	113,500	1,793	PS Business Parks Inc Series L	2,400	43
PNC Capital Trust C	760,700	16,157	PS Business Parks Inc - Series M	24,700	432
PNC Capital Trust D	568,900	10,223	PS Business Parks Inc Series O	36,900	638
PNC Financial Services Group Inc	188,727	4,048	PS Business Parks Inc - Series P	523,600	8,414
SunTrust Capital IX	609,800	10,367	Sovereign Real Estate Investment Trust (a)	1,100	649
Union Planters Preferred Funding Corp (a)(c)	10	200	Vornado Realty Trust - Series E	5,300	91
USB Capital VI	774,500	13,848	Vornado Realty Trust - Series F	256,048	4,253

See accompanying notes

404

Schedule of Investments
Preferred Securities Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
REITS - Diversified (continued)			REITS - Warehouse & Industrial (continued)
Vornado Realty Trust - Series G	16,000 $	266	AMB Property Corp - Series P	149,358$	2,419
Vornado Realty Trust - Series H	33,300	568	First Industrial Realty Trust Inc - Series J	174,600	1,556
Vornado Realty Trust - Series I	123,300	2,096	First Industrial Realty Trust Inc - Series K	12,100	116

		49,514	Prologis - Series F	3,600	46

			Prologis - Series G	93,600	1,202

REITS - Mortgage (0.06%)
PFGI Capital Corp	48,300	842			8,317

			Special Purpose Entity (2.65%)
REITS - Office Property (0.68%)			Citigroup Capital XVII	167,400	1,825
HRPT Properties Trust - Series B	81,251	1,166	Corporate-Backed Trust Certificates 6.00%;
HRPT Properties Trust - Series C	748,200	8,978	Series GS	169,500	2,653

		10,144	Corporate-Backed Trust Certificates 6.00%	6,100	82

			Corporate-Backed Trust Certificates 6.30%	6,900	120
REITS - Shopping Centers (3.83%)
Developers Diversified Realty Corp 7.50%	75,112	633	Corporate-Backed Trust Certificates 7.63%	34,700	850
Developers Diversified Realty Corp 8.00%	134,100	1,259	Corporate-Backed Trust Certificates - Series
			BMY	15,700	361
Kimco Realty Corp 6.65%	74,500	1,174
			CORTS Trust for Bristol Meyers Squibb	35,400	883
Kimco Realty Corp 7.75%	1,386,000	25,156
			CORTS Trust for First Union Institutional
Regency Centers Corp 6.70%	268,500	4,806	Capital I	41,000	789
Regency Centers Corp 7.25%	253,000	4,744	CORTS Trust for General Electric Capital
Regency Centers Corp 7.45%	245,744	4,721	Corp	10,800	207
Weingarten Realty Investors 6.50%	775,500	11,485	CORTS Trust for Goldman Sachs Capital I	13,600	237
Weingarten Realty Investors 6.75%	3,800	59	CORTS Trust for SunAmerica	14,016	128
Weingarten Realty Investors 6.95%	203,300	3,212	CORTS Trust II for Bellsouth

		57,249	Telecommunications (c)	29,600	650

			CORTS Trust II for Goldman Sachs Capital I	8,800	152
REITS - Single Tenant (0.65%)
			CORTS Trust III for Verizon Global Funding
Realty Income Corp - Series D	497,093	9,450	Corp	900	23
Realty Income Corp - Series E	12,900	277	CORTS Trust VI for IBM Debentures	2,800	70

		9,727	CORTS-IBM	6,200	155

REITS - Storage (2.60%)			Deutsche Bank Capital Funding Trust IX	110,400	1,569
Public Storage Inc 6.18%; Series D	40,600	751	Deutsche Bank Capital Funding Trust VIII	604,700	8,049
Public Storage Inc 6.25%; Series Z	22,500	407	Deutsche Bank Capital Funding Trust X	322,100	4,793
Public Storage Inc 6.45%; Series F	402,900	7,446	Merrill Lynch Capital Trust I	319,600	3,618
Public Storage Inc 6.45%; Series X	99,100	1,833	Merrill Lynch Capital Trust II	108,900	1,231
Public Storage Inc 6.50%; Series W	87,025	1,609	National City Capital Trust IV	54,200	1,078
Public Storage Inc 6.60%; Series C	97,600	1,825	PreferredPlus TR-CCR1 5.75%; Series GSG2	16,400	272
Public Storage Inc 6.63%; Series M	268,900	5,085	PreferredPlus TR-CCR1 6.00%; Series GSC3	57,200	864
Public Storage Inc 6.75%; Series E	37,428	760	PreferredPlus TR-CCR1 6.00%; Series GSC4	43,000	664
Public Storage Inc 6.75%; Series L	155,700	2,968	PreferredPlus TR-CCR1 6.00%; Series GSG1	13,000	219
Public Storage Inc 6.85%; Series Y	98,900	1,916	PreferredPlus TR-CCR1 7.63%; Series VER1	15,400	383
Public Storage Inc 6.95%; Series H	41,900	830	SATURNS - Series VZ; 6.130%	11,700	276
Public Storage Inc 7.00%; Series G	45,500	909	SATURNS 2003-06 6.00%; Series GS	3,300	56
Public Storage Inc 7.00%; Series N	57,100	1,166	SATURNS 2003-11 5.63%; Series GS	12,400	198
Public Storage Inc 7.25%; Series I	80,119	1,723	SATURNS 2003-13 6.25%; Series CSFB	13,800	243
Public Storage Inc 7.25%; Series K	443,733	9,270	SATURNS 2004-04 6.00%; Series GS	181,400	3,011
Public Storage Inc 7.63%; Series T	14,000	300	SATURNS 2004-06 6.00%; Series GS	177,900	2,991

		38,798	SATURNS 2004-2 5.75%; Series GS	26,300	437

			Trust Certificates Series 2001-2	22,010	554

REITS - Warehouse & Industrial (0.56%)
					39,691

AMB Property Corp - Series L	141,900	2,099
AMB Property Corp - Series M	52,800	879

See accompanying notes

405

Schedule of Investments Preferred Securities Fund April 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

PREFERRED STOCKS (continued)			BONDS (continued)
Telecommunication Services (0.42%)			Commercial Banks (continued)
Centaur Funding Corp (a)	10,000 $	6,219	Shinsei Finance II
			7.16%, 7/29/2049 (a)(c)(d)	$ 6,200 $	1,490
Telephone - Integrated (0.58%)			Standard Chartered PLC
AT&T Inc	41,400	1,057	6.41%, 1/30/2017 (a)(d)	5,000	2,875
Telephone & Data Systems Inc 6.63%	369,018	5,794	7.01%, 12/29/2049 (a)	11,500	7,417
Telephone & Data Systems Inc 7.60%	101,229	1,812	Swedbank AB

		8,663	9.00%, 12/29/2049 (a)(d)	2,000	770

			Westpac Capital Trust III
Television (1.08%)			5.82%, 9/30/2013 (a)	1,300	728

CBS Corp 6.75%	729,900	10,357			66,379

CBS Corp 7.25%	377,600	5,759

			Diversified Banking Institutions (1.22%)
		16,116
			JP Morgan Chase & Co

TOTAL PREFERRED STOCKS	$ 1,055,092		7.90%, 4/29/2049 (d)	21,700	16,508

	Principal		Royal Bank of Scotland Group PLC
			7.64%, 3/31/2049 (d)	6,000	1,740

	Amount	Value
	(000's)	(000's)			18,248

BONDS (23.84%)			Diversified Financial Services (2.10%)
Commercial Banks (4.44%)			General Electric Capital Corp
Banponce Trust I			6.38%, 11/15/2067 (d)	24,080	13,822
8.33%, 2/ 1/2027	$ 1,000	583	ZFS Finance USA Trust II
Barclays Bank PLC			6.45%, 12/15/2065 (a)(d)	32,430	17,512

8.55%, 9/29/2049 (a)(d)	16,900	8,281			31,334

BB&T Capital Trust IV
			Electric - Integrated (0.87%)
6.82%, 6/12/2057 (d)	4,000	2,409
			FPL Group Capital Inc
Caisse Nationale des Caisses
			7.30%, 9/ 1/2067 (d)	13,000	10,205
6.75%, 1/27/2049	1,500	601
			FPL Group Capital Inc 6.35%
CBA Capital Trust I
			6.35%, 10/ 1/2066 (d)	4,000	2,820

5.81%, 12/31/2049 (a)	10,500	7,456
					13,025

CBG Florida REIT Corp
7.11%, 5/29/2049 (a)(d)	4,000	211	Finance - Consumer Loans (0.18%)
Centura Capital Trust I			HSBC Finance Capital Trust IX
8.85%, 6/ 1/2027 (a)	3,000	2,387	5.91%, 11/30/2035	6,000	2,727
Credit Agricole SA/London
6.64%, 5/31/2049 (a)(d)	20,800	9,969	Finance - Credit Card (0.03%)
First Empire Capital Trust I			Capital One Capital III
8.23%, 2/ 1/2027	2,000	1,187	7.69%, 8/15/2036	1,000	424
First Empire Capital Trust II
8.28%, 6/ 1/2027	7,000	4,164	Finance - Investment Banker & Broker (0.50%)
First Hawaiian Capital I			JP Morgan Chase Capital XXI
8.34%, 7/ 1/2027	5,000	2,771	2.12%, 2/ 2/2037 (d)	2,000	851
First Midwest Capital Trust I			JP Morgan Chase Capital XXV
6.95%, 12/ 1/2033	1,000	462	6.80%, 10/ 1/2037	8,005	5,861
Lloyds Banking Group PLC			Schwab Capital Trust I
6.41%, 10/ 1/2035 (a)	4,400	1,342	7.50%, 11/15/2037 (d)	1,000	693

North Fork Capital Trust II					7,405

8.00%, 12/15/2027	3,450	1,376
			Finance - Mortgage Loan/Banker (0.29%)
Northgroup Preferred Capital Corp			Countrywide Capital III
6.38%, 12/29/2049 (a)(d)	10,000	5,854	8.05%, 6/15/2027	10,160	4,355
Popular North America Capital Trust I
6.56%, 9/15/2034	1,000	286	Life & Health Insurance (1.30%)
Regions Financing Trust II			Great-West Life & Annuity Insurance Capital I
6.63%, 5/15/2047	11,000	3,760	6.63%, 11/15/2034 (a)	4,000	2,887

See accompanying notes

406

Schedule of Investments Preferred Securities Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Life & Health Insurance (continued)			Multi-Line Insurance (continued)
Great-West Life & Annuity Insurance Co			USF&G Capital III
7.15%, 5/16/2046 (a)(d)	$ 4,750 $	2,346	8.31%, 7/ 1/2046 (a)	$ 2,000 $	1,577
Lincoln National Corp			XL Capital Ltd
7.00%, 5/17/2066 (d)	6,375	2,040	6.50%, 12/31/2049 (d)	17,000	5,100

Nationwide Financial Services					52,164

6.75%, 5/15/2037	1,000	393
			Mutual Insurance (0.23%)
Prudential Financial Inc
8.88%, 6/15/2038 (d)	21,923	11,839	Liberty Mutual Group Inc

			7.80%, 3/15/2037 (a)	2,000	820
		19,505

			Oil Insurance Ltd
Money Center Banks (2.55%)			7.56%, 12/29/2049 (a)(d)	8,000	2,618

ABN Amro North American Holding Preferred					3,438

Capital Repackage Trust I
6.52%, 12/29/2049 (a)(d)	9,600	3,936	Property & Casualty Insurance (1.32%)
BankAmerica Institutional Capital A			ACE Capital Trust II
8.07%, 12/31/2026 (a)	500	300	9.70%, 4/ 1/2030	3,690	2,886
BBVA International Preferred SA Unipersonal			Chubb Corp
5.92%, 12/29/2049 (d)	7,600	3,686	6.38%, 3/29/2037 (d)	9,600	5,805
Chase Capital II			Everest Reinsurance Holdings Inc
1.67%, 2/ 1/2027 (d)	500	205	6.60%, 5/15/2037 (d)	6,700	3,350
Dresdner Funding Trust I			Progressive Corp/The
8.15%, 6/30/2031 (a)	4,200	1,258	6.70%, 6/15/2037	15,550	7,701

HBOS Capital Funding LP					19,742

6.07%, 6/29/2049 (a)(d)	10,000	3,197	Regional Banks (2.28%)
HSBC Capital Funding LP/Jersey Channel			Fifth Third Capital Trust IV
Islands			6.50%, 4/15/2037 (d)	8,000	2,880
10.18%, 12/29/2049 (a)(d)	11,000	9,653
			KeyCorp Capital II
Mizuho Finance Group			6.88%, 3/17/2029	5,000	3,347
8.38%, 1/29/2049	9,000	7,902
			PNC Financial Services Group Inc
Republic New York Capital I			8.25%, 5/29/2049 (d)	5,000	2,996
7.75%, 11/15/2026	7,200	3,507
			PNC Preferred Funding Trust I
UBS Preferred Funding Trust I			6.52%, 12/31/2049 (a)(d)	6,700	2,624
8.62%, 10/29/2049	9,000	4,507

			SunTrust Preferred Capital I
		38,151	5.85%, 12/31/2049 (d)	39,705	12,904

Mortgage Banks (0.08%)			Wells Fargo Capital XV
Abbey National Capital Trust I			9.75%, 12/29/2049 (d)	11,000	9,350

8.96%, 12/29/2049	1,900	1,208			34,101

			Savings & Loans - Thrifts (0.00%)
Multi-Line Insurance (3.49%)
			Washington Mutual Preferred Funding Cayman
Allstate Corp/The
			0.00%, 3/29/2049 (a)(c)(e)	5,759	3
6.50%, 5/15/2057	2,000	1,112
			Washington Mutual Preferred Funding LLC
AXA SA
			0.00%, 12/29/2049 (a)(c)(d)(e)	3,221	1

8.60%, 12/15/2030	8,000	6,034
					4

6.38%, 12/29/2049 (a)(d)	23,000	9,179
6.46%, 12/31/2049 (a)(d)	12,300	4,914	Special Purpose Banks (0.07%)
Hartford Financial Services Group Inc			Agfirst Farm Credit Bank
8.13%, 6/15/2068 (d)	13,000	5,265	7.30%, 10/31/2049 (a)(c)	2,000	987
MetLife Capital Trust IV
7.88%, 12/15/2037 (a)	14,500	7,975	Special Purpose Entity (2.14%)
MetLife Capital Trust X			BankBoston Capital Trust IV
9.25%, 4/ 8/2068 (a)	16,000	10,240	1.88%, 6/ 8/2028 (d)	5,000	2,710
MMI Capital Trust I			BayernLB Capital Trust I
7.63%, 12/15/2027	1,073	768	6.20%, 12/31/2049	8,230	1,317
See accompanying notes

407

Schedule of Investments
Preferred Securities Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			REPURCHASE AGREEMENTS (continued)
Special Purpose Entity (continued)			Diversified Banking Institutions (continued)
CA Preferred Funding Trust			Investment in Joint Trading Account;
7.00%, 1/29/2049	$ 2,900 $	1,693	Morgan Stanley Repurchase Agreement;
Capital One Capital IV			0.12% dated 04/30/09 maturing 05/01/09
6.75%, 2/17/2037	2,000	850	(collateralized by Sovereign Agency
			Issues; $20,222,000; 1.00% - 7.125%;
Corestates Capital I			dated 05/04/09 - 02/15/30)	$ 19,825$	19,825

8.00%, 12/15/2026 (a)	1,725	1,150
					59,477
Deutsche Bank Capital Funding Trust I

7.87%, 12/29/2049 (a)(d)	5,735	2,814	TOTAL REPURCHASE AGREEMENTS	$ 59,477

Glen Meadow Pass-Through Trust			Total Investments	$ 1,479,190
6.51%, 2/12/2067 (a)(c)(d)	5,000	1,728
			Other Assets in Excess of Liabilities, Net - 1.04%		15,586

Goldman Sachs Capital I
6.35%, 2/15/2034	15,000	10,623	TOTAL NET ASSETS - 100.00%	$ 1,494,776

ILFC E-Capital Trust II
6.25%, 12/21/2065 (a)(d)	4,000	600
			(a)	Security exempt from registration under Rule 144A of the Securities Act
JP Morgan Chase Capital XX
			of 1933. These securities may be resold in transactions exempt from
6.55%, 9/29/2036	850	606	registration, normally to qualified institutional buyers. Unless otherwise
KBC Bank Funding Trust III			indicated, these securities are not considered illiquid. At the end of the
9.86%, 11/29/2049 (a)(d)	18,100	6,335	period, the value of these securities totaled $161,976 or 10.84% of net
Old Mutual Capital Funding			assets.
8.00%, 5/29/2049	4,000	1,553	(b)	Market value is determined in accordance with procedures established in

			good faith by the Board of Directors. At the end of the period, the value
		31,979

			of these securities totaled $1,636 or 0.11% of net assets.
Tools - Hand Held (0.59%)			(c) Security is Illiquid
Stanley Works/The			(d)	Variable Rate. Rate shown is in effect at April 30, 2009.
5.90%, 12/ 1/2045 (d)	16,130	8,871	(e) Non-Income Producing Security

Transport - Rail (0.16%)			Unrealized Appreciation (Depreciation)
BNSF Funding Trust I			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
6.61%, 12/15/2055 (d)	3,150	2,331	of investments held by the fund as of the period end were as follows:

TOTAL BONDS	$ 356,378

			Unrealized Appreciation	$ 52,087
REPURCHASE AGREEMENTS (3.98%)			Unrealized Depreciation		(490,658)

Diversified Banking Institutions (3.98%)			Net Unrealized Appreciation (Depreciation)		(438,571)
Investment in Joint Trading Account; Bank
			Cost for federal income tax purposes		1,912,390
of America Repurchase Agreement; 0.15%
			All dollar amounts are shown in thousands (000's)
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $20,222,000; 0.00% - 5.87%; dated			Portfolio Summary (unaudited)

09/11/09 - 01/22/37)	$ 19,826$	19,826	Sector		Percent

Investment in Joint Trading Account;
			Financial		84.80%
Deutsche Bank Repurchase Agreement;			Utilities		8.39%
0.15% dated 04/30/09 maturing 05/01/09			Communications		4.20%
(collateralized by Sovereign Agency			Industrial		0.75%
Issues; $20,222,000; 0.93% - 5.00%; dated			Exchange Traded Funds		0.39%
03/30/10 - 01/08/14)	19,826	19,826	Energy		0.27%
			Consumer, Non-cyclical		0.16%
			Other Assets in Excess of Liabilities, Net		1.04%

			TOTAL NET ASSETS		100.00%

See accompanying notes

408

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Fixed Income Funds	47.98%

			Domestic Equity Funds	38.93%
INVESTMENT COMPANIES (99.99%)			International Equity Funds	13.08%
Principal Funds, Inc. Institutional Class (99.99%)			Other Assets in Excess of Liabilities, Net	0.01%

Bond & Mortgage Securities Fund (a)	37,867,187$	319,978	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	7,051,985	73,834
Disciplined LargeCap Blend Fund (a)	12,840,367	114,279
Global Diversified Income Fund (a)	2,777,585	28,720
High Yield Fund I (a)	5,176,438	44,310
Inflation Protection Fund (a)	7,990,931	55,857
International Emerging Markets Fund (a)	1,808,252	27,648
International Fund I (a)	4,727,892	38,154
International Growth Fund (a)	11,988,190	73,847
International Value Fund I (a)	4,581,898	38,580
LargeCap Blend Fund I (a)	10,532,223	59,928
LargeCap Growth Fund (a)	9,064,022	50,305
LargeCap Growth Fund I (a)	9,551,537	55,685
LargeCap Value Fund (a)	4,759,417	31,888
LargeCap Value Fund I (a)	4,184,819	32,349
LargeCap Value Fund III (a)	4,427,868	32,058
MidCap Growth Fund III (a)(b)	2,997,270	18,763
MidCap Value Fund I (a)	2,342,267	18,762
Money Market Fund (a)	1,854,491	1,855
Preferred Securities Fund (a)	12,091,648	77,870
Real Estate Securities Fund (a)	8,640,592	80,358
SmallCap Growth Fund I (a)(b)	340,689	2,095
SmallCap Growth Fund III (a)(b)	1,597,318	9,296
SmallCap S&P 600 Index Fund (a)	1,245,021	12,400
SmallCap Value Fund (a)	937,456	9,975
SmallCap Value Fund I (a)	240,424	2,277
Ultra Short Bond Fund (a)	7,296,732	51,369

		1,362,440

TOTAL INVESTMENT COMPANIES	$ 1,362,440

Total Investments	$ 1,362,440
Other Assets in Excess of Liabilities, Net - 0.01%		113

TOTAL NET ASSETS - 100.00%	$ 1,362,553

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 12,339
Unrealized Depreciation		(615,353)

Net Unrealized Appreciation (Depreciation)		(603,014)
Cost for federal income tax purposes		1,965,454
All dollar amounts are shown in thousands (000's)

See accompanying notes

409

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		April 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	50,234,063 $	533,899	1,378,344	$ 11,479	13,745,220	$ 114,211	37,867,187 $	405,438
Core Plus Bond Fund I	613,773	6,132	7,664,514	78,869	1,226,302	12,560	7,051,985	72,429
Disciplined LargeCap Blend Fund	11,984,691	178,644	2,015,430	17,389	1,159,754	9,394	12,840,367	186,101
Global Diversified Income Fund	-	-	2,792,507	27,793	14,922	146	2,777,585	27,647
High Yield Fund I	5,264,718	54,628	1,691,304	12,704	1,779,584	13,481	5,176,438	50,808
Inflation Protection Fund	7,998,693	75,616	615,075	3,322	622,837	4,312	7,990,931	74,525
International Emerging Markets Fund	1,713,188	47,050	302,784	3,901	207,720	2,566	1,808,252	48,273
International Fund I	2,621,497	43,553	2,705,716	21,046	599,321	4,372	4,727,892	60,090
International Growth Fund	12,426,357	152,503	315,676	2,113	753,843	4,373	11,988,190	149,866
International Value Fund I	4,090,171	36,992	1,074,300	8,532	582,573	4,272	4,581,898	41,072
LargeCap Blend Fund I	9,754,682	95,603	1,745,326	9,675	967,785	5,016	10,532,223	99,944
LargeCap Growth Fund	8,636,745	64,500	1,239,378	6,461	812,101	4,052	9,064,022	66,842
LargeCap Growth Fund I	9,299,796	78,712	1,078,195	5,392	826,454	3,951	9,551,537	79,938
LargeCap Value Fund	4,170,945	48,699	1,568,151	10,404	979,679	6,793	4,759,417	51,117
LargeCap Value Fund I	3,573,597	49,756	1,255,454	9,117	644,232	4,667	4,184,819	52,936
LargeCap Value Fund III	3,402,381	44,312	1,467,248	10,437	441,761	2,968	4,427,868	51,615
MidCap Growth Fund III	461,239	4,743	2,824,678	14,453	288,647	1,497	2,997,270	17,681
MidCap Value Fund I	390,820	4,854	2,167,058	15,636	215,611	1,497	2,342,267	18,960
Money Market Fund	1,892,286	1,892	4,273,613	4,274	4,311,408	4,312	1,854,491	1,854
Preferred Securities Fund	13,171,121	138,336	610,253	3,797	1,689,726	9,815	12,091,648	127,851
Real Estate Securities Fund	6,693,925	124,646	3,347,179	28,431	1,400,512	12,420	8,640,592	140,002
SmallCap Growth Fund I	311,929	2,764	170,020	904	141,260	706	340,689	2,932
SmallCap Growth Fund III	2,434,092	29,439	-	-	836,774	4,151	1,597,318	19,766
SmallCap S&P 600 Index Fund	2,319,512	35,697	164,141	1,509	1,238,632	11,284	1,245,021	21,926
SmallCap Value Fund	1,592,868	29,564	11,253	123	666,665	6,428	937,456	18,008
SmallCap Value Fund I	190,488	2,783	101,730	910	51,794	427	240,424	3,244
Ultra Short Bond Fund	7,144,188	70,698	152,544	1,107	-	-	7,296,732	71,805

	$ 1,956,015			$ 309,778		$ 249,671	$ 1,962,670

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)		(000's)

Bond & Mortgage Securities Fund	$ 11,631			$ (25,729)			$ -
Core Plus Bond Fund I			480		(12)			25
Disciplined LargeCap Blend Fund		2,378			(538)			-
Global Diversified Income Fund			706		-			-
High Yield Fund I		3,132			(3,043)			-
Inflation Protection Fund			30		(101)			-
International Emerging Markets Fund			368		(112)			-
International Fund I			743		(137)			-
International Growth Fund		2,007			(377)			-
International Value Fund I			79		(180)			-
LargeCap Blend Fund I		1,265			(318)			-
LargeCap Growth Fund			94		(67)			-
LargeCap Growth Fund I			8		(215)			-
LargeCap Value Fund			773		(1,193)			-
LargeCap Value Fund I			647		(1,270)			-
LargeCap Value Fund III			761		(166)			-
MidCap Growth Fund III			-		(18)			-
MidCap Value Fund I			228		(33)			-
Money Market Fund			12		-			-
Preferred Securities Fund		3,165			(4,467)			-
Real Estate Securities Fund		1,561			(655)			-
SmallCap Growth Fund I			-		(30)			-
SmallCap Growth Fund III			-		(5,522)			-
SmallCap S&P 600 Index Fund			369		(3,996)			749
SmallCap Value Fund			101		(5,251)			-
SmallCap Value Fund I			29		(22)			-
Ultra Short Bond Fund		1,034			-			-

	$ 31,601			$ (53,452)			$ 774

See accompanying notes

410

Schedule of Investments
Principal LifeTime 2015 Fund
April 30, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	45.56%

			Fixed Income Funds	36.86%
INVESTMENT COMPANIES (99.86%)			International Equity Funds	17.44%
Principal Funds, Inc. Institutional Class (99.86%)			Other Assets in Excess of Liabilities, Net	0.14%

Bond & Mortgage Securities Fund (a)	3,408,961 $	28,806	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	2,927,075	30,646
Disciplined LargeCap Blend Fund (a)	2,415,332	21,496
High Yield Fund I (a)	1,189,307	10,180
Inflation Protection Fund (a)	462,457	3,233
International Emerging Markets Fund (a)	442,482	6,766
International Fund I (a)	1,258,588	10,157
International Growth Fund (a)	1,616,458	9,957
International Value Fund I (a)	1,265,482	10,655
LargeCap Blend Fund I (a)	2,034,965	11,579
LargeCap Growth Fund (a)	1,667,470	9,254
LargeCap Growth Fund I (a)	1,701,850	9,922
LargeCap Value Fund (a)	880,415	5,899
LargeCap Value Fund I (a)	795,861	6,152
LargeCap Value Fund III (a)	817,869	5,921
MidCap Growth Fund III (a)(b)	563,408	3,527
MidCap Value Fund I (a)	427,421	3,424
Money Market Fund (a)	3,422,248	3,422
Preferred Securities Fund (a)	476,053	3,066
Real Estate Securities Fund (a)	1,481,488	13,778
SmallCap Growth Fund I (a)(b)	290,028	1,784
SmallCap Growth Fund III (a)(b)	68,924	401
SmallCap S&P 600 Index Fund (a)	285,845	2,847
SmallCap Value Fund (a)	98,880	1,052
SmallCap Value Fund I (a)	109,063	1,033

		214,957

TOTAL INVESTMENT COMPANIES	$ 214,957

Total Investments	$ 214,957
Other Assets in Excess of Liabilities, Net - 0.14%		302

TOTAL NET ASSETS - 100.00%	$ 215,259

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 7,677
Unrealized Depreciation		(18,317)

Net Unrealized Appreciation (Depreciation)		(10,640)
Cost for federal income tax purposes		225,597
All dollar amounts are shown in thousands (000's)

See accompanying notes

411

Schedule of Investments
Principal LifeTime 2015 Fund
April 30, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		April 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	1,426,667 $	13,823	2,190,096	$ 18,251	207,802	$ 1,739	3,408,961 $	30,203
Core Plus Bond Fund I	194,995	1,948	2,842,105	29,416	110,025	1,140	2,927,075	30,224
Disciplined LargeCap Blend Fund	531,456	6,875	1,929,535	16,789	45,659	382	2,415,332	23,281
High Yield Fund I	320,572	3,169	891,299	6,939	22,564	176	1,189,307	9,931
Inflation Protection Fund	121,270	1,024	350,316	2,459	9,129	67	462,457	3,416
International Emerging Markets Fund	80,906	1,887	369,661	4,838	8,085	106	442,482	6,619
International Fund I	328,821	4,782	953,552	7,300	23,785	181	1,258,588	11,876
International Growth Fund	251,280	2,544	1,395,041	8,661	29,863	176	1,616,458	11,029
International Value Fund I	208,923	1,886	1,079,837	8,588	23,278	177	1,265,482	10,297
LargeCap Blend Fund I	454,480	3,775	1,619,687	9,041	39,202	211	2,034,965	12,604
LargeCap Growth Fund	364,546	2,966	1,334,656	7,030	31,732	164	1,667,470	9,831
LargeCap Growth Fund I	387,354	2,900	1,346,669	6,876	32,173	162	1,701,850	9,614
LargeCap Value Fund	193,615	1,955	703,757	4,691	16,957	109	880,415	6,537
LargeCap Value Fund I	169,300	1,953	642,013	4,680	15,452	108	795,861	6,525
LargeCap Value Fund III	176,047	1,953	657,656	4,690	15,834	109	817,869	6,534
MidCap Growth Fund III	116,192	1,076	458,162	2,557	10,946	60	563,408	3,573
MidCap Value Fund I	92,964	1,075	342,701	2,573	8,244	60	427,421	3,588
Money Market Fund	1,018,875	1,019	2,467,118	2,467	63,745	64	3,422,248	3,422
Preferred Securities Fund	493,290	4,205	23,574	147	40,811	239	476,053	4,090
Real Estate Securities Fund	271,225	4,272	1,239,352	10,844	29,089	239	1,481,488	14,876
SmallCap Growth Fund I	39,441	337	256,614	1,397	6,027	32	290,028	1,702
SmallCap Growth Fund III	36,594	340	33,140	193	810	5	68,924	528
SmallCap S&P 600 Index Fund	58,098	879	233,252	2,156	5,505	50	285,845	2,985
SmallCap Value Fund	22,400	340	78,412	804	1,932	19	98,880	1,125
SmallCap Value Fund I	23,894	336	87,202	794	2,033	17	109,063	1,113

	$ 67,319			$ 164,181		$ 5,792	$ 225,523

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 545			$ (132)			$ -
Core Plus Bond Fund I			202		-			14
Disciplined LargeCap Blend Fund			153		(1)			-
High Yield Fund I			295		(1)			-
Inflation Protection Fund			-		-			-
International Emerging Markets Fund			30		-			-
International Fund I			87		(25)			-
International Growth Fund			80		-			-
International Value Fund I			8		-			-
LargeCap Blend Fund I			83		(1)			-
LargeCap Growth Fund			6		(1)			-
LargeCap Growth Fund I			1		-			-
LargeCap Value Fund			58		-			-
LargeCap Value Fund I			47		-			-
LargeCap Value Fund III			57		-			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			17		-			-
Money Market Fund			9		-			-
Preferred Securities Fund			123		(23)			-
Real Estate Securities Fund			194		(1)			-
SmallCap Growth Fund I			-		-			-
SmallCap Growth Fund III			-		-			-
SmallCap S&P 600 Index Fund			25		-			49
SmallCap Value Fund			3		-			-
SmallCap Value Fund I			5		-			-

	$ 2,028			$ (185)			$ 63

See accompanying notes

412

Schedule of Investments Principal LifeTime 2020 Fund April 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.95%)
Principal Funds, Inc. Institutional Class (99.95%)
Bond & Mortgage Securities Fund (a)	69,640,433$	588,462
Core Plus Bond Fund I (a)	14,038,468	146,983
Disciplined LargeCap Blend Fund (a)	37,769,494	336,148
High Yield Fund I (a)	19,864,816	170,043
International Emerging Markets Fund (a)	5,703,352	87,204
International Fund I (a)	17,095,356	137,959
International Growth Fund (a)	33,231,440	204,706
International Value Fund I (a)	16,576,015	139,570
LargeCap Blend Fund I (a)	30,584,755	174,027
LargeCap Growth Fund (a)	28,041,988	155,633
LargeCap Growth Fund I (a)	30,762,188	179,344
LargeCap Value Fund (a)	14,731,210	98,699
LargeCap Value Fund I (a)	13,234,122	102,300
LargeCap Value Fund III (a)	13,864,206	100,377
MidCap Growth Fund III (a)(b)	9,001,049	56,347
MidCap Value Fund I (a)	6,520,442	52,229
Preferred Securities Fund (a)	25,476,603	164,069
Real Estate Securities Fund (a)	16,068,528	149,437
SmallCap Growth Fund I (a)(b)	1,308,076	8,045
SmallCap Growth Fund III (a)(b)	6,536,080	38,040
SmallCap S&P 600 Index Fund (a)	4,837,481	48,181
SmallCap Value Fund (a)	3,906,206	41,562
SmallCap Value Fund I (a)	861,575	8,159

		3,187,524

TOTAL INVESTMENT COMPANIES	$ 3,187,524

Total Investments	$ 3,187,524
Other Assets in Excess of Liabilities, Net - 0.05%		1,536

TOTAL NET ASSETS - 100.00%	$ 3,189,060

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 24,598
Unrealized Depreciation	(1,520,591)

Net Unrealized Appreciation (Depreciation)	(1,495,993)
Cost for federal income tax purposes	4,683,517
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	48.56%
Fixed Income Funds	33.54%
International Equity Funds	17.85%
Other Assets in Excess of Liabilities, Net	0.05%

TOTAL NET ASSETS	100.00%

See accompanying notes

413

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		April 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	83,370,396 $	880,310	2,343,261	$ 19,510	16,073,224	$ 133,451	69,640,433 $	741,855
Core Plus Bond Fund I	2,012,707	20,092	13,466,194	139,392	1,440,433	14,802	14,038,468	144,678
Disciplined LargeCap Blend Fund	33,932,265	498,476	5,849,642	51,417	2,012,413	16,593	37,769,494	532,425
High Yield Fund I	17,077,353	176,164	3,774,966	27,826	987,503	7,546	19,864,816	196,463
International Emerging Markets Fund	5,151,195	139,172	939,406	12,460	387,249	4,828	5,703,352	146,714
International Fund I	8,718,196	142,739	9,456,686	74,170	1,079,526	7,999	17,095,356	208,533
International Growth Fund	33,562,863	409,966	1,026,938	6,756	1,358,361	7,997	33,231,440	408,151
International Value Fund I	12,357,203	111,821	5,287,313	42,208	1,068,501	7,997	16,576,015	145,635
LargeCap Blend Fund I	26,580,563	255,715	5,692,132	32,055	1,687,940	8,900	30,584,755	278,395
LargeCap Growth Fund	24,025,377	182,605	5,538,136	29,108	1,521,525	7,696	28,041,988	203,802
LargeCap Growth Fund I	28,408,467	239,187	3,928,857	19,865	1,575,136	7,695	30,762,188	251,289
LargeCap Value Fund	11,908,776	137,773	3,640,459	24,630	818,025	5,131	14,731,210	156,939
LargeCap Value Fund I	10,560,523	144,475	3,427,884	25,091	754,285	5,129	13,234,122	164,119
LargeCap Value Fund III	10,295,416	134,720	4,333,458	31,186	764,668	5,132	13,864,206	160,448
MidCap Growth Fund III	6,268,564	63,211	3,247,293	17,356	514,808	2,717	9,001,049	77,828
MidCap Value Fund I	4,458,827	60,690	2,445,473	18,025	383,858	2,716	6,520,442	75,896
Preferred Securities Fund	25,758,812	265,440	1,238,706	7,700	1,520,915	8,754	25,476,603	262,690
Real Estate Securities Fund	13,143,000	241,559	4,006,732	34,693	1,081,204	8,756	16,068,528	267,256
SmallCap Growth Fund I	1,261,877	11,300	357,826	1,960	311,627	1,595	1,308,076	11,422
SmallCap Growth Fund III	6,536,716	75,587	37,019	239	37,655	216	6,536,080	75,590
SmallCap S&P 600 Index Fund	5,297,374	88,330	529,177	5,261	989,070	8,961	4,837,481	81,988
SmallCap Value Fund	4,250,007	74,141	60,988	655	404,789	3,905	3,906,206	69,505
SmallCap Value Fund I	772,322	11,331	196,028	1,830	106,775	904	861,575	12,170

	$ 4,364,804			$ 623,393		$ 279,420	$ 4,673,791

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)		(000's)

Bond & Mortgage Securities Fund	$ 19,971			$ (24,514)			$ -
Core Plus Bond Fund I			982		(4)			86
Disciplined LargeCap Blend Fund		6,906			(875)			-
High Yield Fund I		13,356			19			-
International Emerging Markets Fund			1,151		(90)			-
International Fund I		2,621			(377)			-
International Growth Fund		5,456			(574)			-
International Value Fund I			252		(397)			-
LargeCap Blend Fund I		3,542			(475)			-
LargeCap Growth Fund			269		(215)			-
LargeCap Growth Fund I			26		(68)			-
LargeCap Value Fund		2,611			(333)			-
LargeCap Value Fund I		2,112			(318)			-
LargeCap Value Fund III		2,413			(326)			-
MidCap Growth Fund III			-		(22)			-
MidCap Value Fund I			669		(103)			-
Preferred Securities Fund		6,464			(1,696)			-
Real Estate Securities Fund		3,098			(240)			-
SmallCap Growth Fund I			-		(243)			-
SmallCap Growth Fund III			-		(20)			-
SmallCap S&P 600 Index Fund		1,392			(2,642)			2,823
SmallCap Value Fund			411		(1,386)			-
SmallCap Value Fund I			115		(87)			-

	$ 73,817			$ (34,986)			$ 2,909

See accompanying notes

414

Schedule of Investments Principal LifeTime 2025 Fund April 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.90%)
Principal Funds, Inc. Institutional Class (99.90%)
Bond & Mortgage Securities Fund (a)	2,532,877 $	21,403
Core Plus Bond Fund I (a)	2,136,484	22,369
Disciplined LargeCap Blend Fund (a)	2,801,075	24,930
High Yield Fund I (a)	1,350,976	11,564
International Emerging Markets Fund (a)	555,354	8,491
International Fund I (a)	1,398,356	11,285
International Growth Fund (a)	1,967,898	12,122
International Value Fund I (a)	1,519,202	12,792
LargeCap Blend Fund I (a)	2,371,278	13,493
LargeCap Growth Fund (a)	2,232,143	12,388
LargeCap Growth Fund I (a)	2,323,982	13,549
LargeCap Value Fund (a)	1,194,476	8,003
LargeCap Value Fund I (a)	1,078,898	8,340
LargeCap Value Fund III (a)	1,107,963	8,022
MidCap Growth Fund III (a)(b)	690,059	4,320
MidCap Value Fund I (a)	525,696	4,211
Preferred Securities Fund (a)	478,755	3,083
Real Estate Securities Fund (a)	1,310,060	12,183
SmallCap Growth Fund I (a)(b)	424,287	2,609
SmallCap Growth Fund III (a)(b)	96,511	562
SmallCap S&P 600 Index Fund (a)	249,359	2,484
SmallCap Value Fund (a)	143,542	1,527
SmallCap Value Fund I (a)	159,929	1,514

		221,244

TOTAL INVESTMENT COMPANIES	$ 221,244

Total Investments	$ 221,244
Other Assets in Excess of Liabilities, Net - 0.10%		229

TOTAL NET ASSETS - 100.00%	$ 221,473

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 9,140
Unrealized Depreciation	(22,833)

Net Unrealized Appreciation (Depreciation)	(13,693)
Cost for federal income tax purposes	234,937
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	53.34%
Fixed Income Funds	26.38%
International Equity Funds	20.18%
Other Assets in Excess of Liabilities, Net	0.10%

TOTAL NET ASSETS	100.00%

See accompanying notes

415

Schedule of Investments
Principal LifeTime 2025 Fund
April 30, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		April 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	1,067,273 $	10,386	1,473,484	$ 12,179	7,880	$ 65	2,532,877 $	22,500
Core Plus Bond Fund I	146,386	1,459	2,879,589	29,766	889,491	9,064	2,136,484	22,099
Disciplined LargeCap Blend Fund	677,269	8,861	2,136,032	18,480	12,226	96	2,801,075	27,244
High Yield Fund I	384,985	3,819	971,424	7,552	5,433	42	1,350,976	11,329
International Emerging Markets Fund	112,607	2,674	445,086	5,821	2,339	30	555,354	8,465
International Fund I	441,608	6,556	963,586	7,343	6,838	50	1,398,356	13,847
International Growth Fund	353,881	3,557	1,622,693	10,017	8,676	47	1,967,898	13,527
International Value Fund I	282,151	2,543	1,243,769	9,844	6,718	47	1,519,202	12,340
LargeCap Blend Fund I	573,178	4,811	1,808,529	10,038	10,429	52	2,371,278	14,797
LargeCap Growth Fund	529,475	4,353	1,712,204	8,985	9,536	47	2,232,143	13,291
LargeCap Growth Fund I	575,847	4,354	1,757,836	8,964	9,701	47	2,323,982	13,271
LargeCap Value Fund	284,301	2,903	915,466	6,062	5,291	32	1,194,476	8,933
LargeCap Value Fund I	248,458	2,903	835,287	6,046	4,847	32	1,078,898	8,917
LargeCap Value Fund III	257,623	2,903	855,282	6,060	4,942	32	1,107,963	8,931
MidCap Growth Fund III	154,531	1,450	538,594	2,997	3,066	16	690,059	4,431
MidCap Value Fund I	124,001	1,450	404,023	3,018	2,328	15	525,696	4,453
Preferred Securities Fund	464,208	4,005	22,690	141	8,143	44	478,755	4,099
Real Estate Securities Fund	255,689	4,078	1,060,262	9,232	5,891	44	1,310,060	13,266
SmallCap Growth Fund I	62,117	533	364,132	1,979	1,962	9	424,287	2,503
SmallCap Growth Fund III	57,311	537	39,553	229	353	2	96,511	764
SmallCap S&P 600 Index Fund	55,524	843	194,933	1,787	1,098	9	249,359	2,621
SmallCap Value Fund	35,236	537	108,950	1,109	644	6	143,542	1,640
SmallCap Value Fund I	37,664	533	123,000	1,111	735	5	159,929	1,639

	$ 76,048			$ 168,760		$ 9,833	$ 234,907

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 382			$ -			$ -
Core Plus Bond Fund I			144		(62)			9
Disciplined LargeCap Blend Fund			183		(1)			-
High Yield Fund I			351		-			-
International Emerging Markets Fund			39		-			-
International Fund I			119		(2)			-
International Growth Fund			104		-			-
International Value Fund I			10		-			-
LargeCap Blend Fund I			101		-			-
LargeCap Growth Fund			8		-			-
LargeCap Growth Fund I			1		-			-
LargeCap Value Fund			82		-			-
LargeCap Value Fund I			66		-			-
LargeCap Value Fund III			80		-			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			21		-			-
Preferred Securities Fund			119		(3)			-
Real Estate Securities Fund			172		-			-
SmallCap Growth Fund I			-		-			-
SmallCap Growth Fund III			-		-			-
SmallCap S&P 600 Index Fund			23		-			43
SmallCap Value Fund			5		-			-
SmallCap Value Fund I			7		-			-

	$ 2,017			$ (68)			$ 52

See accompanying notes

416

Schedule of Investments Principal LifeTime 2030 Fund April 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.97%)
Principal Funds, Inc. Institutional Class (99.97%)
Bond & Mortgage Securities Fund (a)	34,464,551$	291,225
Core Plus Bond Fund I (a)	7,437,945	77,875
Disciplined LargeCap Blend Fund (a)	37,708,889	335,609
High Yield Fund I (a)	20,456,028	175,104
International Emerging Markets Fund (a)	6,359,466	97,236
International Fund I (a)	14,698,799	118,619
International Growth Fund (a)	34,504,688	212,549
International Value Fund I (a)	16,103,786	135,594
LargeCap Blend Fund I (a)	29,723,338	169,126
LargeCap Growth Fund (a)	29,386,840	163,097
LargeCap Growth Fund I (a)	32,781,659	191,117
LargeCap Value Fund (a)	15,550,663	104,189
LargeCap Value Fund I (a)	13,684,137	105,778
LargeCap Value Fund III (a)	14,254,097	103,200
MidCap Growth Fund III (a)(b)	9,019,350	56,461
MidCap Value Fund I (a)	7,037,719	56,372
Preferred Securities Fund (a)	19,224,951	123,809
Real Estate Securities Fund (a)	13,967,151	129,895
SmallCap Growth Fund I (a)(b)	4,772,442	29,351
SmallCap Growth Fund III (a)(b)	5,038,948	29,327
SmallCap S&P 600 Index Fund (a)	2,865,052	28,536
SmallCap Value Fund (a)	2,828,705	30,097
SmallCap Value Fund I (a)	2,666,842	25,255

		2,789,421

TOTAL INVESTMENT COMPANIES	$ 2,789,421

Total Investments	$ 2,789,421
Other Assets in Excess of Liabilities, Net - 0.03%		865

TOTAL NET ASSETS - 100.00%	$ 2,790,286

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 25,211
Unrealized Depreciation	(1,374,072)

Net Unrealized Appreciation (Depreciation)	(1,348,861)
Cost for federal income tax purposes	4,138,282
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	55.82%
Fixed Income Funds	23.94%
International Equity Funds	20.21%
Other Assets in Excess of Liabilities, Net	0.03%

TOTAL NET ASSETS	100.00%

See accompanying notes

417

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		April 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	41,368,360 $	435,871	1,162,047	$ 9,675	8,065,856	$ 67,232	34,464,551 $	367,092
Core Plus Bond Fund I	1,292,255	12,905	6,360,840	65,964	215,150	2,233	7,437,945	76,636
Disciplined LargeCap Blend Fund	32,957,147	481,530	5,321,573	46,804	569,831	4,825	37,708,889	523,397
High Yield Fund I	16,995,689	175,066	3,727,507	27,578	267,168	1,994	20,456,028	200,647
International Emerging Markets Fund	5,276,189	142,697	1,199,201	15,895	115,924	1,476	6,359,466	157,104
International Fund I	9,146,256	148,233	5,871,107	45,349	318,564	2,473	14,698,799	191,063
International Growth Fund	34,083,294	412,726	825,243	5,554	403,849	2,472	34,504,688	415,614
International Value Fund I	12,693,853	114,850	3,725,198	29,785	315,265	2,474	16,103,786	142,108
LargeCap Blend Fund I	25,624,835	244,876	4,573,838	25,933	475,335	2,591	29,723,338	268,150
LargeCap Growth Fund	25,908,112	197,522	3,966,392	21,134	487,664	2,512	29,386,840	216,113
LargeCap Growth Fund I	29,248,069	244,827	4,041,642	20,587	508,052	2,472	32,781,659	262,940
LargeCap Value Fund	13,044,281	149,947	2,761,442	18,796	255,060	1,674	15,550,663	167,026
LargeCap Value Fund I	11,141,619	151,697	2,771,983	20,833	229,465	1,635	13,684,137	170,854
LargeCap Value Fund III	10,549,351	135,814	3,943,073	28,583	238,327	1,674	14,254,097	162,684
MidCap Growth Fund III	6,672,676	66,951	2,503,186	13,359	156,512	837	9,019,350	79,466
MidCap Value Fund I	5,111,801	69,356	2,040,610	15,114	114,692	836	7,037,719	83,616
Preferred Securities Fund	18,635,074	190,757	907,908	5,637	318,031	1,913	19,224,951	194,420
Real Estate Securities Fund	9,703,517	175,289	4,480,812	40,654	217,178	1,914	13,967,151	213,990
SmallCap Growth Fund I	4,280,458	41,646	553,427	3,036	61,443	319	4,772,442	44,362
SmallCap Growth Fund III	4,945,660	55,931	150,706	851	57,418	318	5,038,948	56,460
SmallCap S&P 600 Index Fund	3,027,613	47,718	420,747	4,098	583,308	5,360	2,865,052	45,318
SmallCap Value Fund	3,232,531	54,381	145,326	1,520	549,152	5,318	2,828,705	48,726
SmallCap Value Fund I	2,379,677	41,656	322,869	2,992	35,704	319	2,666,842	44,317

	$ 3,792,246			$ 469,731		$ 114,871	$ 4,132,103

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 9,942			$ (11,222)			$ -
Core Plus Bond Fund I			518		-			52
Disciplined LargeCap Blend Fund		6,726			(112)			-
High Yield Fund I		13,171			(3)			-
International Emerging Markets Fund			1,184		(12)			-
International Fund I		2,777			(46)			-
International Growth Fund		5,554			(194)			-
International Value Fund I			261		(53)			-
LargeCap Blend Fund I		3,426			(68)			-
LargeCap Growth Fund			291		(31)			-
LargeCap Growth Fund I			27		(2)			-
LargeCap Value Fund		2,868			(43)			-
LargeCap Value Fund I		2,237			(41)			-
LargeCap Value Fund III		2,483			(39)			-
MidCap Growth Fund III			-		(7)			-
MidCap Value Fund I			756		(18)			-
Preferred Securities Fund			4,743		(61)			-
Real Estate Securities Fund			2,513		(39)			-
SmallCap Growth Fund I			-		(1)			-
SmallCap Growth Fund III			-		(4)			-
SmallCap S&P 600 Index Fund			772		(1,138)			1,562
SmallCap Value Fund			286		(1,857)			-
SmallCap Value Fund I			339		(12)			-

	$ 60,874			$ (15,003)			$ 1,614

See accompanying notes

418

Schedule of Investments Principal LifeTime 2035 Fund April 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.68%)
Principal Funds, Inc. Institutional Class (99.68%)
Bond & Mortgage Securities Fund (a)	905,076 $	7,648
Core Plus Bond Fund I (a)	715,487	7,491
Disciplined LargeCap Blend Fund (a)	1,811,361	16,121
High Yield Fund I (a)	805,067	6,891
International Emerging Markets Fund (a)	391,933	5,993
International Fund I (a)	1,050,397	8,477
International Growth Fund (a)	1,219,520	7,512
International Value Fund I (a)	1,063,757	8,956
LargeCap Blend Fund I (a)	1,513,962	8,615
LargeCap Growth Fund (a)	1,593,345	8,843
LargeCap Growth Fund I (a)	1,640,185	9,562
LargeCap Value Fund (a)	848,792	5,687
LargeCap Value Fund I (a)	766,303	5,924
LargeCap Value Fund III (a)	787,982	5,705
MidCap Growth Fund III (a)(b)	480,215	3,006
MidCap Value Fund I (a)	365,587	2,928
Preferred Securities Fund (a)	233,151	1,502
Real Estate Securities Fund (a)	602,842	5,606
SmallCap Growth Fund I (a)(b)	322,924	1,986
SmallCap Growth Fund III (a)(b)	78,934	459
SmallCap S&P 600 Index Fund (a)	109,341	1,089
SmallCap Value Fund (a)	110,673	1,178
SmallCap Value Fund I (a)	123,544	1,170

		132,349

TOTAL INVESTMENT COMPANIES	$ 132,349

Total Investments	$ 132,349
Other Assets in Excess of Liabilities, Net - 0.32%		424

TOTAL NET ASSETS - 100.00%	$ 132,773

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 6,137
Unrealized Depreciation	(13,527)

Net Unrealized Appreciation (Depreciation)	(7,390)
Cost for federal income tax purposes	139,739
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	58.66%
International Equity Funds	23.30%
Fixed Income Funds	17.72%
Other Assets in Excess of Liabilities, Net	0.32%

TOTAL NET ASSETS	100.00%

See accompanying notes

419

Schedule of Investments
Principal LifeTime 2035 Fund
April 30, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		April 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	313,029 $	3,035	592,121	$ 4,893	74	$ 1	905,076 $	7,927
Core Plus Bond Fund I	81,840	818	977,181	10,107	343,534	3,500	715,487	7,401
Disciplined LargeCap Blend Fund	460,374	5,816	1,351,193	11,653	206	2	1,811,361	17,467
High Yield Fund I	238,583	2,327	566,573	4,405	89	1	805,067	6,731
International Emerging Markets Fund	82,033	1,815	309,940	4,057	40	1	391,933	5,871
International Fund I	415,604	5,959	634,912	4,821	119	1	1,050,397	10,779
International Growth Fund	118,441	868	1,101,234	6,786	155	-	1,219,520	7,654
International Value Fund I	224,228	1,991	839,647	6,640	118	1	1,063,757	8,630
LargeCap Blend Fund I	384,092	3,117	1,130,044	6,252	174	1	1,513,962	9,368
LargeCap Growth Fund	398,279	3,162	1,195,244	6,264	178	-	1,593,345	9,426
LargeCap Growth Fund I	428,550	3,118	1,211,816	6,177	181	1	1,640,185	9,294
LargeCap Value Fund	211,691	2,093	637,197	4,204	96	-	848,792	6,297
LargeCap Value Fund I	185,650	2,093	580,738	4,193	85	1	766,303	6,285
LargeCap Value Fund III	192,973	2,093	595,098	4,203	89	1	787,982	6,295
MidCap Growth Fund III	114,650	1,023	365,620	2,031	55	-	480,215	3,054
MidCap Value Fund I	90,892	1,023	274,737	2,047	42	1	365,587	3,069
Preferred Securities Fund	222,346	1,888	10,906	68	101	1	233,151	1,955
Real Estate Securities Fund	130,697	2,014	472,215	4,058	70	1	602,842	6,071
SmallCap Growth Fund I	50,855	420	272,108	1,476	39	1	322,924	1,895
SmallCap Growth Fund III	46,839	420	32,101	186	6	-	78,934	606
SmallCap S&P 600 Index Fund	25,310	373	84,042	769	11	-	109,341	1,142
SmallCap Value Fund	28,349	420	82,336	835	12	-	110,673	1,255
SmallCap Value Fund I	30,543	420	93,015	837	14	1	123,544	1,256

	$ 46,306			$ 96,962		$ 3,516	$ 139,728

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 123			$ -			$ -
Core Plus Bond Fund I			49		(24)			4
Disciplined LargeCap Blend Fund			120		-			-
High Yield Fund I			215		-			-
International Emerging Markets Fund			29		-			-
International Fund I			112		-			-
International Growth Fund			51		-			-
International Value Fund I			7		-			-
LargeCap Blend Fund I			66		-			-
LargeCap Growth Fund			6		-			-
LargeCap Growth Fund I			1		-			-
LargeCap Value Fund			59		-			-
LargeCap Value Fund I			48		-			-
LargeCap Value Fund III			58		-			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			15		-			-
Preferred Securities Fund			57		-			-
Real Estate Securities Fund			77		-			-
SmallCap Growth Fund I			-		-			-
SmallCap Growth Fund III			-		-			-
SmallCap S&P 600 Index Fund			10		-			20
SmallCap Value Fund			4		-			-
SmallCap Value Fund I			6		-			-

	$ 1,113			$ (24)			$ 24

See accompanying notes

420

Schedule of Investments Principal LifeTime 2040 Fund April 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.97%)
Principal Funds, Inc. Institutional Class (99.97%)
Bond & Mortgage Securities Fund (a)	9,022,940 $	76,244
Core Plus Bond Fund I (a)	3,168,203	33,171
Disciplined LargeCap Blend Fund (a)	21,922,469	195,110
High Yield Fund I (a)	11,074,333	94,796
International Emerging Markets Fund (a)	4,096,238	62,631
International Fund I (a)	10,688,952	86,260
International Growth Fund (a)	19,240,654	118,522
International Value Fund I (a)	10,759,133	90,592
LargeCap Blend Fund I (a)	17,819,250	101,392
LargeCap Growth Fund (a)	18,493,139	102,637
LargeCap Growth Fund I (a)	21,859,030	127,438
LargeCap Value Fund (a)	9,885,818	66,235
LargeCap Value Fund I (a)	8,634,907	66,748
LargeCap Value Fund III (a)	8,667,357	62,752
MidCap Growth Fund III (a)(b)	5,363,531	33,576
MidCap Value Fund I (a)	4,156,492	33,293
Preferred Securities Fund (a)	8,022,339	51,664
Real Estate Securities Fund (a)	5,749,746	53,473
SmallCap Growth Fund I (a)(b)	3,074,241	18,907
SmallCap Growth Fund III (a)(b)	2,782,996	16,197
SmallCap S&P 600 Index Fund (a)	1,820,280	18,130
SmallCap Value Fund (a)	1,888,347	20,092
SmallCap Value Fund I (a)	1,722,954	16,316

		1,546,176

TOTAL INVESTMENT COMPANIES	$ 1,546,176

Total Investments	$ 1,546,176
Other Assets in Excess of Liabilities, Net - 0.03%		399

TOTAL NET ASSETS - 100.00%	$ 1,546,575

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 18,686
Unrealized Depreciation	(763,057)

Net Unrealized Appreciation (Depreciation)	(744,371)
Cost for federal income tax purposes	2,290,547
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	60.28%
International Equity Funds	23.15%
Fixed Income Funds	16.54%
Other Assets in Excess of Liabilities, Net	0.03%

TOTAL NET ASSETS	100.00%

See accompanying notes

421

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		April 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	9,965,538 $	104,646	289,282	$ 2,408	1,231,880	$ 10,322	9,022,940 $	95,490
Core Plus Bond Fund I	413,816	4,133	2,785,314	28,830	30,927	323	3,168,203	32,640
Disciplined LargeCap Blend Fund	18,043,681	262,845	4,056,595	35,310	177,807	1,590	21,922,469	296,558
High Yield Fund I	9,687,508	99,519	1,470,087	10,746	83,262	621	11,074,333	109,640
International Emerging Markets Fund	3,171,707	85,303	962,891	12,669	38,360	509	4,096,238	97,463
International Fund I	6,154,104	98,958	4,637,449	36,703	102,601	857	10,688,952	134,801
International Growth Fund	18,912,442	232,195	457,454	3,079	129,242	845	19,240,654	234,442
International Value Fund I	7,567,921	68,430	3,291,738	26,001	100,526	844	10,759,133	93,584
LargeCap Blend Fund I	14,614,096	138,722	3,350,666	18,783	145,512	844	17,819,250	156,658
LargeCap Growth Fund	15,259,020	117,883	3,401,638	17,971	167,519	893	18,493,139	134,960
LargeCap Growth Fund I	18,524,515	154,149	3,515,796	17,777	181,281	894	21,859,030	171,034
LargeCap Value Fund	7,933,433	91,270	2,036,594	13,726	84,209	596	9,885,818	104,398
LargeCap Value Fund I	6,776,445	91,297	1,936,005	14,250	77,543	597	8,634,907	104,948
LargeCap Value Fund III	6,737,677	87,827	2,008,392	14,469	78,712	595	8,667,357	101,698
MidCap Growth Fund III	4,017,069	40,030	1,398,042	7,753	51,580	285	5,363,531	47,498
MidCap Value Fund I	3,103,078	41,274	1,090,514	8,169	37,100	285	4,156,492	49,157
Preferred Securities Fund	7,719,117	78,204	376,719	2,339	73,497	472	8,022,339	80,069
Real Estate Securities Fund	4,546,861	86,094	1,253,865	10,976	50,980	497	5,749,746	96,571
SmallCap Growth Fund I	2,739,334	26,644	358,024	1,959	23,117	122	3,074,241	28,481
SmallCap Growth Fund III	2,727,831	30,737	72,517	422	17,352	102	2,782,996	31,057
SmallCap S&P 600 Index Fund	1,564,839	24,670	265,707	2,572	10,266	100	1,820,280	27,142
SmallCap Value Fund	1,783,065	30,010	115,594	1,197	10,312	112	1,888,347	31,095
SmallCap Value Fund I	1,581,572	27,744	152,973	1,403	11,591	111	1,722,954	29,035

	$ 2,022,584			$ 289,512		$ 22,416	$ 2,288,419

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 2,520			$ (1,242)			$ -
Core Plus Bond Fund I			218		-			20
Disciplined LargeCap Blend Fund		3,726			(7)			-
High Yield Fund I		7,432			(4)			-
International Emerging Markets Fund			725		-			-
International Fund I		1,906			(3)			-
International Growth Fund		3,079			13			-
International Value Fund I			161		(3)			-
LargeCap Blend Fund I		1,974			(3)			-
LargeCap Growth Fund			173		(1)			-
LargeCap Growth Fund I			17		2			-
LargeCap Value Fund		1,765			(2)			-
LargeCap Value Fund I		1,383			(2)			-
LargeCap Value Fund III		1,603			(3)			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			416		(1)			-
Preferred Securities Fund		1,968			(2)			-
Real Estate Securities Fund		1,088			(2)			-
SmallCap Growth Fund I			-		-			-
SmallCap Growth Fund III			-		-			-
SmallCap S&P 600 Index Fund			487		-			985
SmallCap Value Fund			189		-			-
SmallCap Value Fund I			222		(1)			-

	$ 31,052			$ (1,261)			$ 1,005

See accompanying notes

422

Schedule of Investments Principal LifeTime 2045 Fund April 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.54%)
Principal Funds, Inc. Institutional Class (99.54%)
Bond & Mortgage Securities Fund (a)	153,428 $	1,297
Core Plus Bond Fund I (a)	133,619	1,399
Disciplined LargeCap Blend Fund (a)	686,849	6,113
High Yield Fund I (a)	319,530	2,735
International Emerging Markets Fund (a)	155,328	2,375
International Fund I (a)	433,080	3,495
International Growth Fund (a)	543,713	3,349
International Value Fund I (a)	398,730	3,357
LargeCap Blend Fund I (a)	572,032	3,255
LargeCap Growth Fund (a)	655,543	3,638
LargeCap Growth Fund I (a)	694,074	4,046
LargeCap Value Fund (a)	352,304	2,360
LargeCap Value Fund I (a)	318,232	2,460
LargeCap Value Fund III (a)	327,853	2,374
MidCap Growth Fund III (a)(b)	196,420	1,230
MidCap Value Fund I (a)	149,081	1,194
Preferred Securities Fund (a)	52,803	340
Real Estate Securities Fund (a)	208,821	1,942
SmallCap Growth Fund I (a)(b)	131,689	810
SmallCap Growth Fund III (a)(b)	35,049	204
SmallCap S&P 600 Index Fund (a)	40,668	405
SmallCap Value Fund (a)	45,746	487
SmallCap Value Fund I (a)	51,172	485

		49,350

TOTAL INVESTMENT COMPANIES	$ 49,350

Total Investments	$ 49,350
Other Assets in Excess of Liabilities, Net - 0.46%		230

TOTAL NET ASSETS - 100.00%	$ 49,580

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 2,563
Unrealized Depreciation	(4,220)

Net Unrealized Appreciation (Depreciation)	(1,657)
Cost for federal income tax purposes	51,007
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	62.53%
International Equity Funds	25.37%
Fixed Income Funds	11.64%
Other Assets in Excess of Liabilities, Net	0.46%

TOTAL NET ASSETS	100.00%

See accompanying notes

423

Schedule of Investments
Principal LifeTime 2045 Fund
April 30, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases			Sales		April 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)		Shares	Cost (000)

Bond & Mortgage Securities Fund	35,369 $	342	118,068	$ 981	9	$ -		153,428 $	1,323
Core Plus Bond Fund I	31,099	312	102,527	1,059	7		-	133,619	1,371
Disciplined LargeCap Blend Fund	176,219	2,084	510,696	4,391	66		1	686,849	6,474
High Yield Fund I	86,800	820	232,760	1,803	30		-	319,530	2,623
International Emerging Markets Fund	35,803	689	119,540	1,567	15		-	155,328	2,256
International Fund I	93,641	1,332	339,479	2,645	40		2	433,080	3,975
International Growth Fund	108,326	960	435,436	2,662	49		-	543,713	3,622
International Value Fund I	126,449	1,084	272,321	2,116	40		-	398,730	3,200
LargeCap Blend Fund I	146,635	1,116	425,452	2,347	55		-	572,032	3,463
LargeCap Growth Fund	164,892	1,229	490,714	2,572	63		-	655,543	3,801
LargeCap Growth Fund I	183,846	1,247	510,302	2,598	74		1	694,074	3,844
LargeCap Value Fund	88,199	820	264,138	1,739	33		-	352,304	2,559
LargeCap Value Fund I	77,756	820	240,505	1,734	29		-	318,232	2,554
LargeCap Value Fund III	81,304	820	246,580	1,738	31		-	327,853	2,558
MidCap Growth Fund III	48,290	393	148,151	822	21		-	196,420	1,215
MidCap Value Fund I	37,527	393	111,568	829	14		-	149,081	1,222
Preferred Securities Fund	50,357	421	2,469	15	23		-	52,803	436
Real Estate Securities Fund	45,901	659	162,939	1,397	19		-	208,821	2,056
SmallCap Growth Fund I	21,376	165	110,322	597	9		-	131,689	762
SmallCap Growth Fund III	19,791	165	15,267	88	9		-	35,049	253
SmallCap S&P 600 Index Fund	9,396	132	31,275	286	3		-	40,668	418
SmallCap Value Fund	11,654	165	34,096	344	4		-	45,746	509
SmallCap Value Fund I	12,620	165	38,558	345	6		-	51,172	510

	$ 16,333			$ 34,675		$ 4		$ 51,004

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)				(000's)

Bond & Mortgage Securities Fund	$ 20			$ -			$ -
Core Plus Bond Fund I			9			-			1
Disciplined LargeCap Blend Fund			49			-			-
High Yield Fund I			89			-			-
International Emerging Markets Fund			13			-			-
International Fund I			45			-			-
International Growth Fund			30			-			-
International Value Fund I			3			-			-
LargeCap Blend Fund I			26			-			-
LargeCap Growth Fund			3			-			-
LargeCap Growth Fund I			-			-			-
LargeCap Value Fund			26			-			-
LargeCap Value Fund I			21			-			-
LargeCap Value Fund III			26			-			-
MidCap Growth Fund III			-			-			-
MidCap Value Fund I			7			-			-
Preferred Securities Fund			13			-			-
Real Estate Securities Fund			26			-			-
SmallCap Growth Fund I			-			-			-
SmallCap Growth Fund III			-			-			-
SmallCap S&P 600 Index Fund			4			-			8
SmallCap Value Fund			2			-			-
SmallCap Value Fund I			2			-			-

	$ 414			$ -			$ 9

See accompanying notes

424

Schedule of Investments Principal LifeTime 2050 Fund April 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.06%)
Principal Funds, Inc. Institutional Class (100.06%)
Bond & Mortgage Securities Fund (a)	1,620,940 $	13,697
Core Plus Bond Fund I (a)	874,901	9,160
Disciplined LargeCap Blend Fund (a)	8,536,463	75,974
High Yield Fund I (a)	3,875,046	33,170
International Emerging Markets Fund (a)	1,671,714	25,560
International Fund I (a)	5,113,433	41,265
International Growth Fund (a)	7,688,814	47,363
International Value Fund I (a)	5,210,264	43,870
LargeCap Blend Fund I (a)	7,126,806	40,552
LargeCap Growth Fund (a)	8,447,974	46,886
LargeCap Growth Fund I (a)	9,160,324	53,405
LargeCap Value Fund (a)	4,373,515	29,303
LargeCap Value Fund I (a)	3,992,030	30,858
LargeCap Value Fund III (a)	4,094,420	29,644
MidCap Growth Fund III (a)(b)	2,499,932	15,650
MidCap Value Fund I (a)	1,860,784	14,905
Preferred Securities Fund (a)	2,378,510	15,318
Real Estate Securities Fund (a)	2,569,514	23,896
SmallCap Growth Fund I (a)(b)	1,370,721	8,430
SmallCap Growth Fund III (a)(b)	1,228,135	7,148
SmallCap S&P 600 Index Fund (a)	636,812	6,343
SmallCap Value Fund (a)	786,289	8,366
SmallCap Value Fund I (a)	820,385	7,769

		628,532

TOTAL INVESTMENT COMPANIES	$ 628,532

Total Investments	$ 628,532
Liabilities in Excess of Other Assets, Net - (0.06)%		(376)

TOTAL NET ASSETS - 100.00%	$ 628,156

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 9,244
Unrealized Depreciation	(314,167)

Net Unrealized Appreciation (Depreciation)	(304,923)
Cost for federal income tax purposes	933,455
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	63.54%
International Equity Funds	25.16%
Fixed Income Funds	11.36%
Liabilities in Excess of Other Assets, Net	(0.06%)

TOTAL NET ASSETS	100.00%

See accompanying notes

425

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		April 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	1,654,674 $	17,495	47,380	$ 394	81,114	$ 676	1,620,940 $	17,155
Core Plus Bond Fund I	78,014	779	862,579	8,917	65,692	676	874,901	9,020
Disciplined LargeCap Blend Fund	7,318,717	105,744	2,189,311	18,897	971,565	8,441	8,536,463	116,268
High Yield Fund I	4,084,795	41,985	614,923	4,490	824,672	6,376	3,875,046	39,877
International Emerging Markets Fund	1,329,433	35,945	565,578	7,345	223,297	2,904	1,671,714	40,421
International Fund I	2,519,326	40,567	3,218,842	24,890	624,735	4,863	5,113,433	60,613
International Growth Fund	8,198,822	99,192	276,392	1,803	786,400	4,861	7,688,814	95,383
International Value Fund I	3,207,225	28,987	2,608,311	20,352	605,272	4,795	5,210,264	44,571
LargeCap Blend Fund I	5,915,392	56,021	2,037,034	11,284	825,620	4,592	7,126,806	62,762
LargeCap Growth Fund	6,755,870	51,784	2,692,101	14,036	999,997	5,267	8,447,974	60,583
LargeCap Growth Fund I	7,941,620	66,102	2,237,818	11,245	1,019,114	5,268	9,160,324	72,140
LargeCap Value Fund	3,436,244	39,344	1,469,215	9,771	531,944	3,511	4,373,515	45,614
LargeCap Value Fund I	3,017,396	40,682	1,461,847	10,526	487,213	3,511	3,992,030	47,751
LargeCap Value Fund III	2,895,911	37,359	1,695,051	11,996	496,542	3,511	4,094,420	45,867
MidCap Growth Fund III	1,736,473	17,196	1,053,412	5,775	289,953	1,621	2,499,932	21,369
MidCap Value Fund I	1,335,626	17,757	741,623	5,501	216,465	1,620	1,860,784	21,652
Preferred Securities Fund	2,586,984	26,316	121,311	756	329,785	2,025	2,378,510	24,540
Real Estate Securities Fund	1,815,051	37,006	1,068,023	9,380	313,560	2,701	2,569,514	43,623
SmallCap Growth Fund I	1,401,902	13,645	217,427	1,172	248,608	1,362	1,370,721	13,059
SmallCap Growth Fund III	1,188,327	13,244	49,635	289	9,827	57	1,228,135	13,476
SmallCap S&P 600 Index Fund	542,733	8,284	146,044	1,376	51,965	472	636,812	9,198
SmallCap Value Fund	774,343	12,944	84,807	866	72,861	743	786,289	13,032
SmallCap Value Fund I	807,951	14,213	87,032	791	74,598	676	820,385	14,228

	$ 822,591			$ 181,852		$ 70,529	$ 932,202

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 412			$ (58)			$ -
Core Plus Bond Fund I			60		-			6
Disciplined LargeCap Blend Fund		1,513			68			-
High Yield Fund I		3,133			(222)			-
International Emerging Markets Fund			305		35			-
International Fund I			791		19			-
International Growth Fund		1,334			(751)			-
International Value Fund I			69		27			-
LargeCap Blend Fund I			801		49			-
LargeCap Growth Fund			77		30			-
LargeCap Growth Fund I			8		61			-
LargeCap Value Fund			767		10			-
LargeCap Value Fund I			615		54			-
LargeCap Value Fund III			694		23			-
MidCap Growth Fund III			-		19			-
MidCap Value Fund I			179		14			-
Preferred Securities Fund			632		(507)			-
Real Estate Securities Fund			465		(62)			-
SmallCap Growth Fund I			-		(396)			-
SmallCap Growth Fund III			-		-			-
SmallCap S&P 600 Index Fund			171		10			344
SmallCap Value Fund			82		(35)			-
SmallCap Value Fund I			113		(100)			-

	$ 12,221			$ (1,712)			$ 350

See accompanying notes

426

Schedule of Investments Principal LifeTime 2055 Fund April 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.14%)
Principal Funds, Inc. Institutional Class (99.14%)
Bond & Mortgage Securities Fund (a)	14,150 $	120
Core Plus Bond Fund I (a)	11,209	117
Disciplined LargeCap Blend Fund (a)	79,746	710
High Yield Fund I (a)	37,125	318
International Emerging Markets Fund (a)	18,473	283
International Fund I (a)	49,922	403
International Growth Fund (a)	64,779	399
International Value Fund I (a)	49,726	419
LargeCap Blend Fund I (a)	67,566	384
LargeCap Growth Fund (a)	79,821	443
LargeCap Growth Fund I (a)	82,573	481
LargeCap Value Fund (a)	43,283	290
LargeCap Value Fund I (a)	38,991	301
LargeCap Value Fund III (a)	40,091	290
MidCap Growth Fund III (a)(b)	22,646	142
MidCap Value Fund I (a)	17,418	140
Preferred Securities Fund (a)	2,462	16
Real Estate Securities Fund (a)	24,717	230
SmallCap Growth Fund I (a)(b)	16,250	100
SmallCap Growth Fund III (a)(b)	4,098	24
SmallCap S&P 600 Index Fund (a)	4,358	43
SmallCap Value Fund (a)	5,928	63
SmallCap Value Fund I (a)	6,150	58

		5,774

TOTAL INVESTMENT COMPANIES	$ 5,774

Total Investments	$ 5,774
Other Assets in Excess of Liabilities, Net - 0.86%		50

TOTAL NET ASSETS - 100.00%	$ 5,824

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 355
Unrealized Depreciation	(596)

Net Unrealized Appreciation (Depreciation)	(241)
Cost for federal income tax purposes	6,015
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	63.53%
International Equity Funds	25.81%
Fixed Income Funds	9.80%
Other Assets in Excess of Liabilities, Net	0.86%

TOTAL NET ASSETS	100.00%

See accompanying notes

427

Schedule of Investments
Principal LifeTime 2055 Fund
April 30, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		April 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	2,407 $	23	12,877	$ 107	1,134	$ 9	14,150 $	121
Core Plus Bond Fund I	1,795	18	10,341	107	927	10	11,209	115
Disciplined LargeCap Blend Fund	19,183	249	74,135	631	13,572	119	79,746	760
High Yield Fund I	9,810	97	33,295	259	5,980	47	37,125	309
International Emerging Markets Fund	3,650	84	17,921	236	3,098	41	18,473	279
International Fund I	7,539	113	51,114	390	8,731	66	49,922	419
International Growth Fund	12,562	129	63,255	383	11,038	68	64,779	443
International Value Fund I	15,909	140	42,444	330	8,627	67	49,726	403
LargeCap Blend Fund I	16,216	135	62,855	343	11,505	64	67,566	413
LargeCap Growth Fund	18,958	154	74,562	391	13,699	75	79,821	469
LargeCap Growth Fund I	20,602	154	76,506	390	14,535	73	82,573	470
LargeCap Value Fund	10,184	103	40,421	263	7,322	49	43,283	317
LargeCap Value Fund I	8,931	104	36,723	262	6,663	49	38,991	316
LargeCap Value Fund III	9,237	103	37,699	263	6,845	49	40,091	316
MidCap Growth Fund III	5,058	47	21,640	120	4,052	23	22,646	144
MidCap Value Fund I	4,044	47	16,405	121	3,031	23	17,418	145
Preferred Securities Fund	6,942	59	233	1	4,713	28	2,462	23
Real Estate Securities Fund	5,043	80	24,049	203	4,375	38	24,717	244
SmallCap Growth Fund I	2,439	21	16,646	90	2,835	16	16,250	95
SmallCap Growth Fund III	2,450	23	2,394	14	746	5	4,098	32
SmallCap S&P 600 Index Fund	964	15	4,101	37	707	7	4,358	45
SmallCap Value Fund	1,522	23	5,430	54	1,024	11	5,928	66
SmallCap Value Fund I	1,495	21	5,707	50	1,052	8	6,150	63

	$ 1,942			$ 5,045		$ 945	$ 6,007

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 2			$ -		$ -
Core Plus Bond Fund I			1		-			-
Disciplined LargeCap Blend Fund			4		(1)			-
High Yield Fund I			8		-			-
International Emerging Markets Fund			1		-			-
International Fund I			4		(18)			-
International Growth Fund			4		(1)			-
International Value Fund I			-		-			-
LargeCap Blend Fund I			3		(1)			-
LargeCap Growth Fund			-		(1)			-
LargeCap Growth Fund I			-		(1)			-
LargeCap Value Fund			3		-			-
LargeCap Value Fund I			2		(1)			-
LargeCap Value Fund III			3		(1)			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			1		-			-
Preferred Securities Fund			1		(9)			-
Real Estate Securities Fund			3		(1)			-
SmallCap Growth Fund I			-		-			-
SmallCap Growth Fund III			-		-			-
SmallCap S&P 600 Index Fund			-		-			1
SmallCap Value Fund			-		-			-
SmallCap Value Fund I			-		-			-

	$ 40			$ (35)		$ 1

See accompanying notes

428

     Schedule of Investments Principal LifeTime Strategic Income Fund

April 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.91%)
Principal Funds, Inc. Institutional Class (99.91%)
Bond & Mortgage Securities Fund (a)	18,499,463$	156,321
Core Plus Bond Fund I (a)	3,321,759	34,779
Disciplined LargeCap Blend Fund (a)	1,648,992	14,676
Global Diversified Income Fund (a)	2,437,306	25,202
High Yield Fund I (a)	716,316	6,132
Inflation Protection Fund (a)	8,803,888	61,539
International Emerging Markets Fund (a)	96,574	1,477
International Fund I (a)	626,732	5,058
International Growth Fund (a)	1,632,185	10,054
International Value Fund I (a)	656,913	5,531
LargeCap Blend Fund I (a)	1,428,656	8,129
LargeCap Growth Fund (a)	1,279,667	7,102
LargeCap Growth Fund I (a)	1,192,869	6,954
LargeCap Value Fund (a)	521,529	3,494
LargeCap Value Fund I (a)	326,823	2,526
LargeCap Value Fund III (a)	478,776	3,466
MidCap Growth Fund III (a)(b)	380,455	2,382
MidCap Value Fund I (a)	302,390	2,422
Money Market Fund (a)	1,231,121	1,231
Preferred Securities Fund (a)	3,439,375	22,150
Real Estate Securities Fund (a)	2,267,966	21,092
SmallCap S&P 600 Index Fund (a)	629,432	6,269
Ultra Short Bond Fund (a)	8,516,219	59,954

		467,940

TOTAL INVESTMENT COMPANIES	$ 467,940

Total Investments	$ 467,940
Other Assets in Excess of Liabilities, Net - 0.09%		424

TOTAL NET ASSETS - 100.00%	$ 468,364

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 3,108
Unrealized Depreciation	(155,428)

Net Unrealized Appreciation (Depreciation)	(152,320)
Cost for federal income tax purposes	620,260
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	78.42%
Domestic Equity Funds	16.77%
International Equity Funds	4.72%
Other Assets in Excess of Liabilities, Net	0.09%

TOTAL NET ASSETS	100.00%

See accompanying notes

429

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		April 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	24,060,962 $	257,259	647,439	$ 5,392	6,208,938	$ 51,572	18,499,463 $	198,836
Core Plus Bond Fund I	440,324	4,385	3,744,367	38,586	862,932	8,883	3,321,759	34,104
Disciplined LargeCap Blend Fund	1,440,229	20,372	428,922	3,757	220,159	1,826	1,648,992	22,208
Global Diversified Income Fund	-	-	2,462,331	24,545	25,025	244	2,437,306	24,301
High Yield Fund I	195,907	1,960	860,969	6,613	340,560	2,594	716,316	5,705
Inflation Protection Fund	8,889,165	84,725	798,086	4,461	883,363	6,163	8,803,888	82,787
International Emerging Markets Fund	75,470	1,991	60,309	802	39,205	493	96,574	2,285
International Fund I	366,052	6,015	372,012	2,901	111,332	834	626,732	8,052
International Growth Fund	1,730,544	18,991	43,034	288	141,393	839	1,632,185	18,389
International Value Fund I	537,567	4,870	224,722	1,792	105,376	794	656,913	5,836
LargeCap Blend Fund I	1,284,851	12,494	329,416	1,858	185,611	986	1,428,656	13,309
LargeCap Growth Fund	1,233,481	8,403	192,014	1,024	145,828	740	1,279,667	8,677
LargeCap Growth Fund I	1,076,894	9,125	268,678	1,356	152,703	741	1,192,869	9,704
LargeCap Value Fund	779,151	8,854	135,003	914	392,625	2,868	521,529	6,054
LargeCap Value Fund I	59,405	718	338,961	2,447	71,543	493	326,823	2,647
LargeCap Value Fund III	812,964	10,120	136,044	993	470,232	3,693	478,776	6,291
MidCap Growth Fund III	217,986	2,124	218,439	1,216	55,970	296	380,455	3,032
MidCap Value Fund I	180,088	2,128	163,894	1,241	41,592	297	302,390	3,060
Money Market Fund	1,115,312	1,115	6,279,056	6,279	6,163,247	6,163	1,231,121	1,231
Preferred Securities Fund	4,189,968	44,531	182,562	1,138	933,155	5,622	3,439,375	37,168
Real Estate Securities Fund	1,629,291	27,473	1,355,259	12,577	716,584	6,923	2,267,966	32,164
SmallCap S&P 600 Index Fund	579,889	8,795	111,567	1,088	62,024	541	629,432	9,326
Ultra Short Bond Fund	8,338,181	82,541	178,039	1,291	1	-	8,516,219	83,832

	$ 618,989			$ 122,559		$ 103,605	$ 618,998

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 5,460			$ (12,243)			$ -
Core Plus Bond Fund I			236		16			18
Disciplined LargeCap Blend Fund			288		(95)			-
Global Diversified Income Fund			623		-			-
High Yield Fund I			67		(274)			-
Inflation Protection Fund			33		(236)			-
International Emerging Markets Fund			19		(15)			-
International Fund I			106		(30)			-
International Growth Fund			277		(51)			-
International Value Fund I			11		(32)			-
LargeCap Blend Fund I			167		(57)			-
LargeCap Growth Fund			13		(10)			-
LargeCap Growth Fund I			1		(36)			-
LargeCap Value Fund			98		(846)			-
LargeCap Value Fund I			15		(25)			-
LargeCap Value Fund III			95		(1,129)			-
MidCap Growth Fund III			-		(12)			-
MidCap Value Fund I			25		(12)			-
Money Market Fund			10		-			-
Preferred Securities Fund			937		(2,879)			-
Real Estate Securities Fund			312		(963)			-
SmallCap S&P 600 Index Fund			178		(16)			359
Ultra Short Bond Fund		1,207			-			-

	$ 10,178			$ (18,945)			$ 377

See accompanying notes

430

     Schedule of Investments Real Estate Securities Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.70%)			COMMON STOCKS (continued)
REITS - Apartments (14.94%)			REITS - Regional Malls (continued)
American Campus Communities Inc	580,312 $	12,581	Taubman Centers Inc	846,615 $	20,166

Apartment Investment & Management Co	1,244,543	9,085			157,301

AvalonBay Communities Inc	451,770	25,665
			REITS - Shopping Centers (11.35%)
BRE Properties Inc	869,800	21,371	Acadia Realty Trust	1,089,960	15,804
Equity Residential	1,140,930	26,116	Federal Realty Investment Trust	809,958	44,710
Essex Property Trust Inc	294,439	18,694	Kimco Realty Corp	1,394,705	16,764
Home Properties Inc	1,103,560	40,214	Saul Centers Inc	320,590	10,208
Mid-America Apartment Communities Inc	355,742	13,159	Tanger Factory Outlet Centers	1,052,300	35,063

		166,885	Weingarten Realty Investors	277,604	4,314

REITS - Diversified (9.00%)					126,863

Digital Realty Trust Inc	926,350	33,358
			REITS - Storage (8.23%)
Entertainment Properties Trust	423,100	9,778	Public Storage	1,356,670	90,707
Liberty Property Trust	341,300	8,307	U-Store-It Trust	356,100	1,222

PS Business Parks Inc	195,695	8,562			91,929

Vornado Realty Trust	830,631	40,609

		100,614	REITS - Warehouse & Industrial (5.32%)

			AMB Property Corp	1,439,270	27,476
REITS - Healthcare (15.43%)			ProLogis	3,514,411	32,016

HCP Inc	2,225,531	48,850			59,492
Health Care REIT Inc	981,938	33,455

LTC Properties Inc	154,680	2,786	TOTAL COMMON STOCKS	$ 1,080,419

National Health Investors Inc	72,400	1,942		Principal
Nationwide Health Properties Inc	1,058,220	26,127		Amount	Value
Omega Healthcare Investors Inc	654,290	10,285		(000's)	(000's)

Ventas Inc	1,709,481	48,960	BONDS (0.98%)

		172,405	REITS - Apartments (0.24%)

			BRE Properties Inc
REITS - Hotels (5.40%)			5.50%, 3/15/2017	$ 3,721	2,646
DiamondRock Hospitality Co	1,548,773	10,051
Host Hotels & Resorts Inc	4,769,937	36,681	REITS - Healthcare (0.42%)
LaSalle Hotel Properties	712,349	8,520	HCP Inc
Sunstone Hotel Investors Inc	950,530	5,028	6.00%, 1/30/2017	5,822	4,750

		60,280

			REITS - Warehouse & Industrial (0.32%)
REITS - Manufactured Homes (2.22%)			ProLogis
Equity Lifestyle Properties Inc	625,362	24,808	5.50%, 4/ 1/2012	4,422	3,596

			TOTAL BONDS	$ 10,992

REITS - Office Property (10.73%)
Alexandria Real Estate Equities Inc	240,889	8,788	CONVERTIBLE BONDS (1.16%)
Boston Properties Inc	1,130,631	55,876	REITS - Office Property (0.52%)
Brandywine Realty Trust	1,526,400	9,448	Boston Properties LP
Corporate Office Properties Trust SBI MD	84,400	2,579	2.88%, 2/15/2037	3,267	2,756
Douglas Emmett Inc	1,250,648	11,969	Kilroy Realty LP
			3.25%, 4/15/2012 (a)	4,246	3,031

Mack-Cali Realty Corp	714,430	19,189
					5,787

SL Green Realty Corp	679,100	11,993

		119,842	REITS - Shopping Centers (0.64%)

			Acadia Realty Trust
REITS - Regional Malls (14.08%)			3.75%, 12/15/2026	3,735	3,212
CBL & Associates Properties Inc	756,850	6,009
Macerich Co/The	748,300	13,118
Simon Property Group Inc	2,286,971	118,008

See accompanying notes

431

Schedule of Investments
Real Estate Securities Fund
April 30, 2009 (unaudited)

			Portfolio Summary (unaudited)

	Principal
			REIT	Percent

	Amount	Value
	(000's)	(000's)	REITS - Healthcare	15.86%

			REITS - Apartments	15.17%
CONVERTIBLE BONDS (continued)			REITS - Regional Malls	14.08%
REITS - Shopping Centers (continued)			REITS - Shopping Centers	12.00%
Weingarten Realty Investors			REITS - Office Property	11.24%
3.95%, 8/ 1/2026	$ 4,615 $	3,975	REITS - Diversified	9.00%

			REITS - Storage	8.23%
		7,187	REITS - Warehouse & Industrial	5.65%

			REITS - Hotels	5.39%
TOTAL CONVERTIBLE BONDS		$ 12,974
			REITS - Manufactured Homes	2.22%

REPURCHASE AGREEMENTS (1.23%)			Diversified Banking Institutions	1.23%
			Liabilities in Excess of Other Assets, Net	(0.07%)

Diversified Banking Institutions (1.23%)
Investment in Joint Trading Account; Bank			TOTAL NET ASSETS	100.00%

of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $4,667,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 4,576$	4,576
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $4,667,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	4,576	4,576
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $4,667,000; 1.00% - 7.125%; dated
05/04/09 - 02/15/30)	4,575	4,575

		13,727

TOTAL REPURCHASE AGREEMENTS		$ 13,727

Total Investments		$ 1,118,112
Liabilities in Excess of Other Assets, Net - (0.07)%		(793)

TOTAL NET ASSETS - 100.00%		$ 1,117,319

(a)	Security exempt from registration under Rule 144A of the Securities Act
	of 1933. These securities may be resold in transactions exempt from
	registration, normally to qualified institutional buyers. Unless otherwise
	indicated, these securities are not considered illiquid. At the end of the
	period, the value of these securities totaled $3,031 or 0.27% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation		$ 68,577
Unrealized Depreciation		(354,352)

Net Unrealized Appreciation (Depreciation)		(285,775)
Cost for federal income tax purposes		1,403,887
All dollar amounts are shown in thousands (000's)

See accompanying notes

432

Schedule of Investments SAM Balanced Portfolio April 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.06%)
Principal Funds, Inc. Institutional Class (100.06%)
Disciplined LargeCap Blend Fund (a)	15,440,863 $	137,424
Diversified International Fund (a)	24,203,022	164,339
Equity Income Fund (a)	27,955,276	347,764
High Yield Fund (a)	20,930,542	136,676
Income Fund (a)	36,971,483	306,863
International Emerging Markets Fund (a)	3,918,987	59,921
LargeCap Growth Fund (a)	44,077,410	244,630
LargeCap Growth Fund II (a)	43,736,962	254,112
LargeCap Value Fund III (a)	16,939,654	122,643
MidCap Stock Fund (a)	8,439,642	96,634
Money Market Fund (a)	147,551	148
Mortgage Securities Fund (a)	36,055,120	385,429
Preferred Securities Fund (a)	17,397,504	112,040
Real Estate Securities Fund (a)	6,848,968	63,695
Short Term Income Fund (a)	5,890,401	66,797
SmallCap Growth Fund (a)	9,517,925	47,399
SmallCap Value Fund (a)	4,485,188	47,722
West Coast Equity Fund (a)	4,466,056	124,737

		2,718,973

TOTAL INVESTMENT COMPANIES	$ 2,718,973

Total Investments	$ 2,718,973
Liabilities in Excess of Other Assets, Net - (0.06)%		(1,638)

TOTAL NET ASSETS - 100.00%	$ 2,717,335

(a) Affiliated Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 30,071
Unrealized Depreciation	(684,460)

Net Unrealized Appreciation (Depreciation)	(654,389)
Cost for federal income tax purposes	3,373,362
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	54.72%
Fixed Income Funds	37.09%
International Equity Funds	8.25%
Liabilities in Excess of Other Assets, Net	(0.06%)

TOTAL NET ASSETS	100.00%

See accompanying notes

433

Schedule of Investments
SAM Balanced Portfolio
April 30, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		April 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	19,308,881 $	247,497	459,968	$ 4,127	4,327,986	$ 33,617	15,440,863 $	190,391
Diversified International Fund	24,384,063	261,201	844,039	6,043	1,025,080	6,118	24,203,022	253,068
Equity Income Fund	28,285,889	469,942	660,252	8,139	990,865	12,344	27,955,276	456,976
High Yield Fund	22,951,355	176,432	1,190,852	7,035	3,211,665	18,839	20,930,542	156,827
Income Fund	43,896,352	395,509	1,726,264	13,857	8,651,133	69,176	36,971,483	330,092
International Emerging Markets Fund	3,816,721	92,295	111,415	1,540	9,149	119	3,918,987	93,559
LargeCap Growth Fund	46,001,459	272,026	326,110	1,785	2,250,159	10,920	44,077,410	258,987
LargeCap Growth Fund II	46,174,007	382,760	471,895	2,605	2,908,940	14,764	43,736,962	357,293
LargeCap Value Fund III	19,114,245	184,510	693,850	5,290	2,868,441	17,508	16,939,654	158,506
MidCap Stock Fund	8,728,233	106,643	167,458	1,827	456,049	4,803	8,439,642	100,616
Money Market Fund	146,750	147	1,300	1	499	-	147,551	148
Mortgage Securities Fund	48,339,182	512,190	1,090,451	11,406	13,374,513	141,716	36,055,120	380,071
Preferred Securities Fund	17,698,875	159,008	897,303	5,561	1,198,674	7,618	17,397,504	153,117
Real Estate Securities Fund	6,786,067	106,288	251,676	2,231	188,775	1,434	6,848,968	104,915
Short Term Income Fund	8,894,620	102,719	186,234	2,076	3,190,453	35,526	5,890,401	67,822
SmallCap Growth Fund	9,534,651	50,107	129,977	643	146,703	646	9,517,925	49,390
SmallCap Value Fund	4,417,437	69,901	89,698	977	21,947	215	4,485,188	70,496
West Coast Equity Fund	4,262,229	129,132	311,877	8,587	108,050	2,793	4,466,056	133,876

	$ 3,718,307			$ 83,730		$ 378,156	$ 3,316,150

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)		(000's)

Disciplined LargeCap Blend Fund	$ 3,773			$ (27,616)			$ -
Diversified International Fund		5,260			(8,058)			-
Equity Income Fund		7,380			(8,761)			-
High Yield Fund		7,076			(7,801)			-
Income Fund		10,713			(10,098)			-
International Emerging Markets Fund			802		(157)			-
LargeCap Growth Fund			497		(3,904)			-
LargeCap Growth Fund II		1,690			(13,308)			-
LargeCap Value Fund III		4,293			(13,786)			-
MidCap Stock Fund		1,360			(3,051)			78
Money Market Fund			1		-			-
Mortgage Securities Fund		10,583			(1,809)			33
Preferred Securities Fund		4,347			(3,834)			-
Real Estate Securities Fund		1,422			(2,170)			-
Short Term Income Fund		1,691			(1,447)			-
SmallCap Growth Fund			6		(714)			-
SmallCap Value Fund			462		(167)			-
West Coast Equity Fund		1,633			(1,050)			6,484

	$ 62,989			$ (107,731)			$ 6,595

See accompanying notes

434

Schedule of Investments SAM Conservative Balanced Portfolio

April 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.78%)
Principal Funds, Inc. Institutional Class (99.78%)
Disciplined LargeCap Blend Fund (a)	2,232,419 $	19,869
Diversified International Fund (a)	3,462,350	23,509
Equity Income Fund (a)	3,622,430	45,063
High Yield Fund (a)	5,799,884	37,873
Income Fund (a)	12,172,777	101,034
International Emerging Markets Fund (a)	600,626	9,184
LargeCap Growth Fund (a)	5,855,231	32,497
LargeCap Growth Fund II (a)	5,820,658	33,818
LargeCap Value Fund III (a)	2,208,688	15,991
MidCap Stock Fund (a)	1,286,907	14,735
Money Market Fund (a)	2,237,113	2,237
Mortgage Securities Fund (a)	12,318,540	131,685
Preferred Securities Fund (a)	3,748,690	24,142
Real Estate Securities Fund (a)	1,023,168	9,515
Short Term Income Fund (a)	2,865,718	32,497
SmallCap Growth Fund (a)	1,370,683	6,826
SmallCap Value Fund (a)	609,504	6,485
West Coast Equity Fund (a)	638,586	17,836

		564,796

TOTAL INVESTMENT COMPANIES	$ 564,796

Total Investments	$ 564,796
Other Assets in Excess of Liabilities, Net - 0.22%		1,234

TOTAL NET ASSETS - 100.00%	$ 566,030

(a) Affiliated Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 5,274
Unrealized Depreciation	(100,202)

Net Unrealized Appreciation (Depreciation)	(94,928)
Cost for federal income tax purposes	659,724
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	58.21%
Domestic Equity Funds	35.80%
International Equity Funds	5.77%
Other Assets in Excess of Liabilities, Net	0.22%

TOTAL NET ASSETS	100.00%

See accompanying notes

435

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		April 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	2,202,770 $	27,501	235,955	$ 2,122	206,306	$ 1,587	2,232,419 $	26,711
Diversified International Fund	2,870,496	30,256	597,672	4,144	5,818	39	3,462,350	34,319
Equity Income Fund	3,193,505	53,509	431,163	5,335	2,238	28	3,622,430	58,796
High Yield Fund	5,350,639	41,009	535,257	3,241	86,012	526	5,799,884	43,533
Income Fund	12,098,462	110,202	785,148	6,318	710,833	5,710	12,172,777	109,891
International Emerging Markets Fund	484,678	11,157	117,676	1,553	1,728	22	600,626	12,658
LargeCap Growth Fund	5,225,424	30,903	890,347	4,761	260,540	1,257	5,855,231	33,938
LargeCap Growth Fund II	5,183,169	42,190	891,564	4,834	254,075	1,256	5,820,658	44,573
LargeCap Value Fund III	1,982,521	19,775	532,575	4,073	306,408	1,886	2,208,688	20,505
MidCap Stock Fund	1,131,862	15,971	159,280	1,704	4,235	46	1,286,907	17,603
Money Market Fund	2,224,964	2,225	12,149	12	-	-	2,237,113	2,237
Mortgage Securities Fund	13,339,826	142,430	486,086	5,118	1,507,372	15,976	12,318,540	131,191
Preferred Securities Fund	3,389,482	29,954	381,278	2,355	22,070	139	3,748,690	32,098
Real Estate Securities Fund	777,966	12,341	246,322	2,294	1,120	11	1,023,168	14,613
Short Term Income Fund	3,350,516	39,004	93,508	1,043	578,306	6,451	2,865,718	33,232
SmallCap Growth Fund	1,179,103	6,482	262,179	1,258	70,599	287	1,370,683	7,135
SmallCap Value Fund	484,840	7,332	124,664	1,327	-	-	609,504	8,659
West Coast Equity Fund	519,383	15,700	122,231	3,307	3,028	79	638,586	18,881

	$ 637,941			$ 54,799		$ 35,300	$ 650,573

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ 455			$ (1,325)			$ -
Diversified International Fund		693			(42)			-
Equity Income Fund		907			(20)			-
High Yield Fund		1,812			(191)			-
Income Fund		3,346			(919)			-
International Emerging Markets Fund		116			(30)			-
LargeCap Growth Fund		60			(469)			-
LargeCap Growth Fund II		207			(1,195)			-
LargeCap Value Fund III		509			(1,457)			-
MidCap Stock Fund		188			(26)			11
Money Market Fund		12			-			-
Mortgage Securities Fund		3,364			(381)			3
Preferred Securities Fund		882			(72)			-
Real Estate Securities Fund		199			(11)			-
Short Term Income Fund		768			(364)			-
SmallCap Growth Fund		1			(318)			-
SmallCap Value Fund		57			-			-
West Coast Equity Fund		212			(47)			820

	$ 13,788			$ (6,867)			$ 834

See accompanying notes

436

Schedule of Investments SAM Conservative Growth Portfolio

April 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.12%)
Principal Funds, Inc. Institutional Class (100.12%)
Disciplined LargeCap Blend Fund (a)	14,614,314 $	130,067
Diversified International Fund (a)	26,045,186	176,847
Equity Income Fund (a)	27,209,803	338,490
High Yield Fund (a)	10,201,376	66,615
Income Fund (a)	10,585,886	87,863
International Emerging Markets Fund (a)	3,618,039	55,320
LargeCap Growth Fund (a)	41,826,379	232,136
LargeCap Growth Fund II (a)	40,811,066	237,112
LargeCap Value Fund III (a)	16,668,742	120,682
MidCap Stock Fund (a)	9,807,327	112,294
Money Market Fund (a)	12,790,538	12,791
Mortgage Securities Fund (a)	12,156,318	129,951
Preferred Securities Fund (a)	6,033,253	38,854
Real Estate Securities Fund (a)	5,968,881	55,511
Short Term Income Fund (a)	1,081,683	12,266
SmallCap Growth Fund (a)	8,611,915	42,887
SmallCap Value Fund (a)	4,304,813	45,803
West Coast Equity Fund (a)	4,704,363	131,393

		2,026,882

TOTAL INVESTMENT COMPANIES	$ 2,026,882

Total Investments	$ 2,026,882
Liabilities in Excess of Other Assets, Net - (0.12)%		(2,331)

TOTAL NET ASSETS - 100.00%	$ 2,024,551

(a) Affiliated Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 19,764
Unrealized Depreciation	(648,250)

Net Unrealized Appreciation (Depreciation)	(628,486)
Cost for federal income tax purposes	2,655,368
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	71.44%
Fixed Income Funds	17.21%
International Equity Funds	11.47%
Liabilities in Excess of Other Assets, Net	(0.12%)

TOTAL NET ASSETS	100.00%

See accompanying notes

437

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		April 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	18,425,073 $	238,053	401,426	$ 3,609	4,212,185	$ 33,524	14,614,314 $	183,397
Diversified International Fund	25,557,262	289,344	842,957	6,027	355,033	2,224	26,045,186	290,461
Equity Income Fund	28,464,488	484,630	699,968	8,611	1,954,653	22,938	27,209,803	453,219
High Yield Fund	11,351,105	85,164	585,236	3,444	1,734,965	10,323	10,201,376	74,831
Income Fund	13,907,794	123,890	565,350	4,531	3,887,258	30,822	10,585,886	93,377
International Emerging Markets Fund	3,526,948	92,555	91,091	1,256	-	-	3,618,039	93,811
LargeCap Growth Fund	47,449,962	291,130	93,854	510	5,717,437	28,563	41,826,379	253,703
LargeCap Growth Fund II	40,413,852	335,479	470,089	2,572	72,875	416	40,811,066	337,348
LargeCap Value Fund III	16,130,076	159,663	586,323	4,394	47,657	340	16,668,742	163,538
MidCap Stock Fund	10,538,515	134,285	189,161	2,050	920,349	9,484	9,807,327	120,697
Money Market Fund	16,628,501	16,629	76,135	76	3,914,098	3,914	12,790,538	12,791
Mortgage Securities Fund	19,463,616	206,585	390,399	4,084	7,697,697	81,538	12,156,318	127,776
Preferred Securities Fund	6,645,119	60,083	300,351	1,870	912,217	5,876	6,033,253	53,275
Real Estate Securities Fund	6,785,392	112,844	152,941	1,344	969,452	7,076	5,968,881	95,215
Short Term Income Fund	2,560,304	29,655	37,089	414	1,515,710	16,833	1,081,683	12,504
SmallCap Growth Fund	9,038,196	49,018	29,326	134	455,607	1,896	8,611,915	45,258
SmallCap Value Fund	4,251,543	70,592	53,270	574	-	-	4,304,813	71,166
West Coast Equity Fund	4,707,606	147,359	342,238	9,409	345,481	8,606	4,704,363	144,576

	$ 2,926,958			$ 54,909		$ 264,373	$ 2,626,943

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ 3,609			$ (24,741)			$ -
Diversified International Fund		5,513			(2,686)			-
Equity Income Fund		7,326			(17,084)			-
High Yield Fund		3,463			(3,454)			-
Income Fund		3,063			(4,222)			-
International Emerging Markets Fund		741			-			-
LargeCap Growth Fund		510			(9,374)			-
LargeCap Growth Fund II		1,479			(287)			-
LargeCap Value Fund III		3,623			(179)			-
MidCap Stock Fund		1,633			(6,154)			95
Money Market Fund		75			-			-
Mortgage Securities Fund		3,784			(1,355)			20
Preferred Securities Fund		1,552			(2,802)			-
Real Estate Securities Fund		1,346			(11,897)			-
Short Term Income Fund		326			(732)			-
SmallCap Growth Fund		5			(1,998)			-
SmallCap Value Fund		445			-			-
West Coast Equity Fund		1,797			(3,586)			7,161

	$ 40,290			$ (90,551)			$ 7,276

See accompanying notes

438

Schedule of Investments SAM Flexible Income Portfolio April 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.84%)
Principal Funds, Inc. Institutional Class (99.84%)
Disciplined LargeCap Blend Fund (a)	1,573,401 $	14,003
Diversified International Fund (a)	2,630,466	17,861
Equity Income Fund (a)	2,448,840	30,464
High Yield Fund (a)	8,428,700	55,039
Income Fund (a)	18,739,383	155,537
International Emerging Markets Fund (a)	370,772	5,669
LargeCap Growth Fund (a)	4,756,766	26,400
LargeCap Growth Fund II (a)	4,805,725	27,921
LargeCap Value Fund III (a)	3,182,021	23,038
MidCap Stock Fund (a)	1,372,865	15,719
Money Market Fund (a)	759,334	759
Mortgage Securities Fund (a)	17,120,007	183,013
Preferred Securities Fund (a)	6,560,666	42,251
Real Estate Securities Fund (a)	776,436	7,221
Short Term Income Fund (a)	5,644,878	64,013
SmallCap Growth Fund (a)	937,561	4,669
SmallCap Value Fund (a)	426,555	4,539
West Coast Equity Fund (a)	249,132	6,958

		685,074

TOTAL INVESTMENT COMPANIES	$ 685,074

Total Investments	$ 685,074
Other Assets in Excess of Liabilities, Net - 0.16%		1,083

TOTAL NET ASSETS - 100.00%	$ 686,157

(a) Affiliated Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 9,028
Unrealized Depreciation	(98,044)

Net Unrealized Appreciation (Depreciation)	(89,016)
Cost for federal income tax purposes	774,090
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	72.96%
Domestic Equity Funds	23.45%
International Equity Funds	3.43%
Other Assets in Excess of Liabilities, Net	0.16%

TOTAL NET ASSETS	100.00%

See accompanying notes

439

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2009 (unaudited)

Affiliated Securities

	October 31, 2008			Purchases		Sales		April 30, 2009

	Shares	Cost (000)	Shares		Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	1,755,164 $	18,926		129,556	$ 1,144	311,319	$ 2,523	1,573,401 $	16,424
Diversified International Fund	2,260,187	31,722		392,777	2,662	22,498	151	2,630,466	34,027
Equity Income Fund	2,204,152	32,336		265,437	3,195	20,749	262	2,448,840	35,138
High Yield Fund	8,027,397	58,567		670,259	4,024	268,956	1,606	8,428,700	60,405
Income Fund	18,750,801	169,320	1,500,908		12,080	1,512,326	12,183	18,739,383	167,540
International Emerging Markets Fund	308,389	8,964		62,383	788	-	-	370,772	9,752
LargeCap Growth Fund	4,241,819	22,521		526,800	2,751	11,853	61	4,756,766	25,196
LargeCap Growth Fund II	4,285,060	35,444		555,514	2,948	34,849	188	4,805,725	38,056
LargeCap Value Fund III	2,810,590	27,058		728,158	5,451	356,727	2,344	3,182,021	28,617
MidCap Stock Fund	1,240,145	15,187		150,828	1,559	18,108	198	1,372,865	16,434
Money Market Fund	755,211	755		4,123	4	-	-	759,334	759
Mortgage Securities Fund	18,712,637	198,725		463,413	4,848	2,056,043	21,813	17,120,007	181,365
Preferred Securities Fund	5,662,180	49,047		943,162	5,456	44,676	290	6,560,666	54,072
Real Estate Securities Fund	632,872	9,155		146,869	1,331	3,305	24	776,436	10,429
Short Term Income Fund	6,267,411	72,738		215,355	2,407	837,888	9,353	5,644,878	65,304
SmallCap Growth Fund	795,331	3,833		142,230	657	-	-	937,561	4,490
SmallCap Value Fund	378,509	5,944		54,734	559	6,688	71	426,555	6,386
West Coast Equity Fund	210,487	5,038		41,347	1,109	2,702	70	249,132	6,064

	$ 765,280				$ 52,973		$ 51,137	$ 760,458

						Realized Gain/Loss		Realized Gain/Loss from
		Dividends				on Investments		Other Investment Companies
		(000's)			(000's)			(000's)

Disciplined LargeCap Blend Fund	$ 352				$ (1,123)			$ -
Diversified International Fund			529			(206)			-
Equity Income Fund			624			(131)			-
High Yield Fund		2,697				(580)			-
Income Fund		5,130				(1,677)			-
International Emerging Markets Fund			71			-			-
LargeCap Growth Fund			48			(15)			-
LargeCap Growth Fund II			166			(148)			-
LargeCap Value Fund III			727			(1,548)			-
MidCap Stock Fund			203			(114)			12
Money Market Fund			4			-			-
Mortgage Securities Fund		4,724				(395)			4
Preferred Securities Fund		1,494				(141)			-
Real Estate Securities Fund			155			(33)			-
Short Term Income Fund		1,485				(488)			-
SmallCap Growth Fund			1			-			-
SmallCap Value Fund			42			(46)			-
West Coast Equity Fund			85			(13)			338

	$ 18,537				$ (6,658)			$ 354

See accompanying notes

440

Schedule of Investments SAM Strategic Growth Portfolio April 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.16%)
Principal Funds, Inc. Institutional Class (100.16%)
Disciplined LargeCap Blend Fund (a)	12,454,687 $	110,847
Diversified International Fund (a)	18,353,602	124,621
Equity Income Fund (a)	17,708,889	220,299
High Yield Fund (a)	9,201,384	60,085
International Emerging Markets Fund (a)	2,886,151	44,129
LargeCap Growth Fund (a)	28,030,103	155,567
LargeCap Growth Fund II (a)	27,322,454	158,744
LargeCap Value Fund III (a)	13,410,957	97,095
MidCap Stock Fund (a)	6,731,262	77,073
Money Market Fund (a)	4,840,991	4,841
Real Estate Securities Fund (a)	4,401,124	40,930
Short Term Income Fund (a)	391,925	4,444
SmallCap Growth Fund (a)	6,679,993	33,266
SmallCap Value Fund (a)	3,183,182	33,869
West Coast Equity Fund (a)	3,262,222	91,114

		1,256,924

TOTAL INVESTMENT COMPANIES	$ 1,256,924

Total Investments	$ 1,256,924
Liabilities in Excess of Other Assets, Net - (0.16)%		(2,068)

TOTAL NET ASSETS - 100.00%	$ 1,254,856

(a) Affiliated Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 9,611
Unrealized Depreciation	(471,074)

Net Unrealized Appreciation (Depreciation)	(461,463)
Cost for federal income tax purposes	1,718,387
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	81.19%
International Equity Funds	13.44%
Fixed Income Funds	5.53%
Liabilities in Excess of Other Assets, Net	(0.16%)

TOTAL NET ASSETS	100.00%

See accompanying notes

441

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		April 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	14,285,072 $	195,236	330,644	$ 2,954	2,161,029	$ 18,600	12,454,687 $	166,452
Diversified International Fund	18,785,798	216,825	662,849	4,714	1,095,045	7,061	18,353,602	206,394
Equity Income Fund	19,435,181	341,557	442,210	5,454	2,168,502	26,288	17,708,889	301,654
High Yield Fund	10,280,216	79,918	524,251	3,088	1,603,083	9,403	9,201,384	69,729
International Emerging Markets Fund	2,858,366	70,126	78,408	1,083	50,623	664	2,886,151	69,679
LargeCap Growth Fund	30,805,274	192,025	92,430	497	2,867,601	14,930	28,030,103	173,262
LargeCap Growth Fund II	29,670,395	249,573	233,665	1,278	2,581,606	13,362	27,322,454	225,938
LargeCap Value Fund III	13,267,715	126,533	477,125	3,613	333,883	2,115	13,410,957	126,504
MidCap Stock Fund	7,640,045	95,829	158,054	1,713	1,066,837	10,704	6,731,262	80,243
Money Market Fund	8,077,765	8,078	30,727	31	3,267,501	3,268	4,840,991	4,841
Real Estate Securities Fund	4,482,306	75,871	116,292	1,018	197,474	1,547	4,401,124	72,511
Short Term Income Fund	614,848	7,109	11,912	133	234,835	2,616	391,925	4,525
SmallCap Growth Fund	6,839,957	39,485	59,973	280	219,937	932	6,679,993	37,838
SmallCap Value Fund	3,303,352	55,602	54,557	580	174,727	1,858	3,183,182	53,132
West Coast Equity Fund	3,419,702	108,402	237,919	6,548	395,399	10,121	3,262,222	100,997

	$ 1,862,169			$ 32,984		$ 123,469	$ 1,693,699

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ 2,605			$ (13,138)			$ -
Diversified International Fund		3,984			(8,084)			-
Equity Income Fund		4,756			(19,069)			-
High Yield Fund		3,105			(3,874)			-
International Emerging Markets Fund		602			(866)			-
LargeCap Growth Fund		317			(4,330)			-
LargeCap Growth Fund II		1,071			(11,551)			-
LargeCap Value Fund III		2,985			(1,527)			-
MidCap Stock Fund		1,159			(6,595)			68
Money Market Fund		30			-			-
Real Estate Securities Fund		931			(2,831)			-
Short Term Income Fund		104			(101)			-
SmallCap Growth Fund		4			(995)			-
SmallCap Value Fund		335			(1,192)			-
West Coast Equity Fund		1,249			(3,832)			5,011

	$ 23,237			$ (77,985)			$ 5,079

See accompanying notes

442

Schedule of Investments
Short-Term Bond Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (76.26%)			BONDS (continued)
Aerospace & Defense (0.13%)			Asset Backed Securities (continued)
Boeing Co/The			Swift Master Auto Receivables Trust
5.00%, 3/15/2014	$ 170 $	179	0.55%, 6/15/2012 (a)	$ 425 $	308

					6,207

Airlines (0.23%)
			Automobile Sequential (2.76%)
Delta Air Lines Inc
6.62%, 3/18/2011	349	309	Capital Auto Receivables Asset Trust
			0.83%, 6/15/2010 (a)	62	62
Appliances (0.15%)			5.52%, 3/15/2011 (a)	500	374
Whirlpool Corp			Ford Credit Auto Owner Trust
1.82%, 6/15/2009 (a)	200	199	5.47%, 9/15/2012 (a)	350	247
			5.60%, 10/15/2012	435	345
Asset Backed Securities (4.56%)			5.69%, 11/15/2012 (a)	430	334
Carrington Mortgage Loan Trust			Honda Auto Receivables Owner Trust
0.72%, 12/25/2035 (a)	475	359	5.46%, 5/23/2011	624	635
Caterpillar Financial Asset Trust			Hyundai Auto Receivables Trust
4.09%, 12/27/2010	269	268	0.85%, 1/17/2012 (a)	397	394
Chase Funding Mortgage Loan Asset-Backed			Nissan Auto Lease Trust
Certificates			4.27%, 12/15/2010	666	660
0.90%, 12/25/2033 (a)	79	48	Nissan Auto Receivables Owner Trust
Citigroup Mortgage Loan Trust Inc			4.28%, 7/15/2013	280	282
0.59%, 3/25/2037 (a)	400	199	WFS Financial Owner Trust
CNH Equipment Trust			4.50%, 5/17/2013	425	422

1.30%, 9/15/2010 (a)	9	9			3,755

1.65%, 4/15/2011 (a)	194	194
4.12%, 5/15/2012	600	603	Beverages - Non-Alcoholic (0.26%)
Countrywide Asset-Backed Certificates			Panamerican Beverages Inc
0.94%, 2/25/2037 (a)(b)	575	8	7.25%, 7/ 1/2009	350	353
6.02%, 9/25/2046 (a)	1,900	1,122
			Brewery (0.30%)
Countrywide Home Equity Loan Trust
			SABMiller PLC
0.68%, 12/15/2035 (a)	100	39
			6.20%, 7/ 1/2011 (c)	400	403
0.69%, 2/15/2036 (a)	275	184
First Horizon Asset Backed Trust			Building Products - Cement & Aggregate (0.26%)
0.57%, 10/25/2026 (a)	488	181	CRH America Inc
First-Citizens Home Equity Loan LLC			6.95%, 3/15/2012	400	359
0.66%, 9/15/2022 (a)(c)	166	94
Ford Credit Floorplan Master Owner Trust			Building Products - Wood (0.24%)
0.90%, 6/15/2011 (a)(b)	625	593	Masco Corp
GMAC Mortgage Corp Loan Trust			1.63%, 3/12/2010 (a)	335	319
0.62%, 8/25/2035 (a)	160	44
Great America Leasing Receivables			Cable/Satellite TV (0.80%)
5.39%, 9/15/2011 (c)	925	932	Comcast Corp
John Deere Owner Trust			5.45%, 11/15/2010	300	309
4.18%, 6/15/2012	535	527	COX Communications Inc
JP Morgan Mortgage Acquisition Corp			4.63%, 1/15/2010	475	475
0.52%, 3/25/2037 (a)	286	233	7.13%, 10/ 1/2012	300	303

Marriott Vacation Club Owner Trust					1,087

5.81%, 10/20/2029 (c)	193	153
Nomura Asset Acceptance Corp			Cellular Telecommunications (0.72%)
0.66%, 1/25/2036 (a)(c)	240	55	Rogers Cable Inc
			7.88%, 5/ 1/2012	500	526
Popular ABS Mortgage Pass-Through Trust
0.70%, 11/25/2035 (a)	55	54	Vodafone Group PLC
			1.66%, 6/15/2011 (a)	475	454

					980

See accompanying notes

443

Schedule of Investments
Short-Term Bond Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Chemicals - Diversified (0.14%)			Diversified Manufacturing Operations (0.36%)
Huntsman LLC			Tyco Electronics Group SA
11.50%, 7/15/2012	$ 200 $	184	6.00%, 10/ 1/2012	$ 540 $	492

Coatings & Paint (0.29%)			Electric - Generation (0.15%)
Valspar Corp			CE Casecnan Water & Energy
5.63%, 5/ 1/2012	430	398	11.95%, 11/15/2010	43	43
			Indiantown Cogeneration LP
Commercial Banks (0.64%)			9.26%, 12/15/2010	168	164

American Express Bank FSB					207

5.50%, 4/16/2013	650	611
			Electric - Integrated (1.37%)
HSBC Americas Capital Trust I
7.81%, 12/15/2026 (c)	375	255	Integrys Energy Group Inc

			7.00%, 11/ 1/2009	700	707
		866

			Ohio Power Co
Computers - Integrated Systems (0.48%)			1.35%, 4/ 5/2010 (a)	390	384
NCR Corp			Pepco Holdings Inc
7.13%, 6/15/2009	650	652	1.89%, 6/ 1/2010 (a)	350	329
			Scottish Power Ltd
Computers - Memory Devices (0.13%)			4.91%, 3/15/2010	450	447

Seagate Technology HDD Holdings					1,867

6.38%, 10/ 1/2011	200	183
			Electronic Connectors (0.24%)
Containers - Paper & Plastic (0.12%)			Thomas & Betts Corp
Pactiv Corp			7.25%, 6/ 1/2013	325	330
5.88%, 7/15/2012	175	166
			Fiduciary Banks (0.44%)
Credit Card Asset Backed Securities (0.48%)			Bank of New York Mellon Corp/The
Chase Issuance Trust			4.50%, 4/ 1/2013	595	604
0.90%, 1/15/2012 (a)	500	497
GE Capital Credit Card Master Note Trust			Finance - Auto Loans (0.30%)
0.62%, 3/15/2013 (a)	175	159	Ford Motor Credit Co LLC

		656	9.88%, 8/10/2011	175	153

			Nissan Motor Acceptance Corp
Diversified Banking Institutions (2.65%)			4.63%, 3/ 8/2010 (c)	270	257

Bank of America Corp					410

4.90%, 5/ 1/2013	615	561
Citigroup Inc			Finance - Commercial (0.57%)
5.50%, 8/27/2012	550	491	CIT Group Inc
5.50%, 4/11/2013	750	668	1.32%, 4/27/2011 (a)	350	218
Goldman Sachs Group Inc/The			Textron Financial Canada Funding Corp
6.88%, 1/15/2011	1,050	1,100	5.13%, 11/ 1/2010	650	559

1.42%, 2/ 6/2012 (a)	175	159			777

JP Morgan Chase & Co			Finance - Consumer Loans (0.52%)
5.60%, 6/ 1/2011	600	621	HSBC Finance Corp

		3,600	1.52%, 11/16/2009 (a)	475	462

			1.67%, 9/14/2012 (a)	325	245

Diversified Financial Services (1.49%)
Capmark Financial Group Inc					707

3.39%, 5/10/2010 (a)	600	225	Finance - Credit Card (0.18%)
General Electric Capital Corp			Capital One Bank USA NA
5.25%, 10/19/2012	750	749	5.75%, 9/15/2010	250	249
4.80%, 5/ 1/2013	575	562
TNK-BP Finance SA			Finance - Investment Banker & Broker (1.79%)
6.13%, 3/20/2012 (c)	575	486	Bear Stearns Cos LLC/The

		2,022	1.39%, 7/16/2009 (a)	470	470

See accompanying notes

444

Schedule of Investments Short-Term Bond Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Finance - Investment Banker & Broker			Home Equity - Other (continued)
(continued)			Option One Mortgage Loan Trust
Jefferies Group Inc			0.89%, 3/25/2037 (a)(b)	$ 500 $	11
5.88%, 6/ 8/2014	$ 575 $	336
			Residential Asset Securities Corp
Merrill Lynch & Co Inc			4.59%, 8/25/2031	272	248
1.45%, 2/ 5/2010 (a)	200	192
			4.47%, 3/25/2032	542	341
1.37%, 11/ 1/2011 (a)	300	255
			Specialty Underwriting & Residential Finance
1.50%, 6/ 5/2012 (a)	250	204	1.20%, 2/25/2035 (a)	49	19
6.05%, 8/15/2012	400	368	0.67%, 3/25/2036 (a)	26	25
5.45%, 2/ 5/2013	120	105	WAMU Asset-Backed Certificates
6.15%, 4/25/2013	550	506	0.61%, 5/25/2037 (a)	250	148

		2,436			4,424

Finance - Leasing Company (0.27%)			Home Equity - Sequential (1.64%)
International Lease Finance Corp			BNC Mortgage Loan Trust
1.53%, 1/15/2010 (a)	100	90	0.61%, 7/25/2037 (a)	726	125
5.30%, 5/ 1/2012	400	270	Countrywide Asset-Backed Certificates

		360	5.68%, 6/25/2035	1,946	834

			5.71%, 11/25/2035 (a)	1,450	210
Finance - Mortgage Loan/Banker (0.25%)
			5.56%, 4/25/2036	868	210
Countrywide Financial Corp
5.80%, 6/ 7/2012	375	344	5.51%, 8/25/2036	519	190
			5.81%, 11/25/2036	1,133	252
Food - Miscellaneous/Diversified (0.77%)			New Century Home Equity Loan Trust
General Mills Inc			4.76%, 11/25/2033	470	413

1.23%, 1/22/2010 (a)	350	349			2,234

8.02%, 2/ 5/2013	650	698

			Life & Health Insurance (1.91%)
		1,047	New York Life Global Funding

Gas - Distribution (0.18%)			4.65%, 5/ 9/2013 (c)	795	787
Sempra Energy			Pacific Life Global Funding
4.75%, 5/15/2009	150	150	1.46%, 6/22/2011 (a)(c)	175	152
Southern California Gas Co			Prudential Financial Inc
1.43%, 12/ 1/2009 (a)	100	100	5.15%, 1/15/2013	950	771

		250	StanCorp Financial Group Inc

			6.88%, 10/ 1/2012	510	449
Home Equity - Other (3.25%)			Sun Life Financial Global Funding LP
Bear Stearns Asset Backed Securities Trust			1.42%, 7/ 6/2010 (a)(c)	175	168
1.04%, 3/25/2034 (a)	409	206	Unum Group
0.62%, 6/25/2047 (a)	950	426	5.86%, 5/15/2009	275	274

Countrywide Asset-Backed Certificates					2,601

6.09%, 6/25/2021 (a)	1,794	403
First NLC Trust			Machinery - Farm (0.35%)
0.77%, 5/25/2035 (a)	196	82	Case New Holland Inc
GMAC Mortgage Corp Loan Trust			6.00%, 6/ 1/2009	475	473
4.62%, 6/25/2035 (a)	98	93
			Medical - HMO (0.32%)
5.75%, 10/25/2036	950	549
			UnitedHealth Group Inc
6.05%, 12/25/2037 (a)	635	204
			4.88%, 2/15/2013	445	434
GSAA Trust
6.04%, 7/25/2036	900	468
			Medical - Wholesale Drug Distribution (0.65%)
Indymac Seconds Asset Backed Trust			Cardinal Health Inc
5.77%, 5/25/2036 (a)	1,400	1,171	1.46%, 10/ 2/2009 (a)	300	295
Mastr Asset Backed Securities Trust			5.65%, 6/15/2012	600	594

0.94%, 3/25/2035 (a)	575	28
					889

New Century Home Equity Loan Trust
0.73%, 3/25/2035 (a)(b)	5	2

See accompanying notes

445

Schedule of Investments
Short-Term Bond Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Medical Products (0.47%)			Mortgage Backed Securities (continued)
Angiotech Pharmaceuticals Inc			Countrywide Alternative Loan Trust
5.01%, 12/ 1/2013 (a)	$ 225 $	157	2.82%, 7/20/2035 (a)	$ 319 $		98
Covidien International Finance SA			2.51%, 2/25/2036 (a)	424		156
5.45%, 10/15/2012	465	483	6.00%, 5/25/2036	713		357

		640	6.00%, 5/25/2036	92		90

Metal - Diversified (0.04%)			0.72%, 6/25/2036 (a)(b)	1,362		192
Xstrata Canada Corp			0.94%, 9/25/2036 (a)	371		181
7.25%, 7/15/2012	55	50	0.72%, 5/20/2046 (a)	1,223		135
			Countrywide Asset-Backed Certificates
Metal Processors & Fabrication (0.22%)			0.72%, 11/25/2035 (a)	99		71
Timken Co			0.71%, 1/25/2036 (a)	519		370
5.75%, 2/15/2010	300	300	Countrywide Home Loan Mortgage Pass
			Through Trust
Money Center Banks (0.48%)			4.49%, 12/25/2033	702		688
Deutsche Bank AG/London			4.39%, 6/20/2035 (a)	162		153
5.38%, 10/12/2012	630	646	Credit Suisse Mortgage Capital Certificates
			7.00%, 12/15/2039	7,594		66
Mortgage Backed Securities (28.37%)			5.87%, 9/15/2040	725		307
ACT Depositor Corp
			CS First Boston Mortgage Securities Corp
0.75%, 9/22/2041 (a)(c)(d)	729	66
			6.38%, 12/16/2035	525		529
Banc of America Commercial Mortgage Inc
			0.86%, 8/15/2038 (c)	44,018		306
6.85%, 4/15/2036	200	204
			Fannie Mae
0.59%, 7/10/2042 (a)	21,755	318
			0.74%, 2/25/2032 (a)	220		217
0.19%, 10/10/2045	71,414	193
			0.69%, 3/25/2035 (a)	100		97
0.39%, 7/10/2046 (a)	49,469	688
			Fannie Mae Whole Loan
Banc of America Mortgage Securities Inc			0.64%, 5/25/2035 (a)	315		276
4.60%, 3/25/2034 (a)	420	351
			First Union National Bank Commercial
4.79%, 5/25/2035 (a)	663	626	Mortgage Securities Inc
Bear Stearns Adjustable Rate Mortgage Trust			5.59%, 2/12/2034	8		8
5.08%, 9/25/2034 (a)	324	216	Freddie Mac
Bear Stearns Alt-A Trust			5.13%, 12/15/2013	287		288
0.72%, 7/25/2035 (a)	34	6	0.90%, 6/15/2023 (a)	251		247
Bear Stearns Commercial Mortgage Securities			0.85%, 7/15/2023 (a)	873		863
7.00%, 5/20/2030	528	538	0.75%, 10/15/2034 (a)	47		47
0.51%, 5/11/2039 (a)(c)	2,749	27	GE Capital Commercial Mortgage Corp
0.60%, 2/11/2041 (a)	19,113	142	0.53%, 5/10/2014	61,501		471
Bella Vista Mortgage Trust			5.99%, 12/10/2035	80		81
0.70%, 5/20/2045 (a)(b)	142	55	0.71%, 3/10/2040 (a)(c)	2,117		23
Chase Commercial Mortgage Securities Corp			Ginnie Mae
7.56%, 10/15/2032	500	501	1.11%, 10/16/2012 (a)	4,227		143
Chase Mortgage Finance Corp			1.30%, 2/16/2047 (a)	14,514		690
5.80%, 3/25/2037 (a)	748	56
			1.06%, 3/16/2047 (a)	4,044		208
4.46%, 7/25/2037 (a)(b)	280	175
			GMAC Commercial Mortgage Securities Inc
Citigroup/Deutsche Bank Commercial			0.91%, 3/10/2038 (a)(c)	1,913		29
Mortgage Trust
0.61%, 11/15/2044 (c)	48,951	434	0.88%, 8/10/2038 (a)(c)	52,277		442
0.71%, 10/15/2048 (a)(b)	35,522	556	GMAC Mortgage Corp Loan Trust
			5.25%, 7/25/2034	750		678
0.56%, 12/11/2049 (a)	57,824	676
			Greenpoint Mortgage Funding Trust
1.67%, 12/11/2049 (a)(b)(c)	21,222	276
			0.71%, 6/25/2045 (a)	138		38
Commercial Mortgage Pass Through Certificates
			0.74%, 6/25/2045 (a)	135		23
0.60%, 6/10/2010 (a)(c)	3,467	54
			0.75%, 10/25/2045 (a)	224		94
0.47%, 12/10/2046 (a)(c)	12,771	78

See accompanying notes

446

Schedule of Investments Short-Term Bond Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Greenwich Capital Commercial Funding Corp			Merrill Lynch/Countrywide Commercial
1.43%, 4/10/2037 (c)	$ 142,861 $	388	Mortgage Trust
1.26%, 8/10/2042 (a)(c)	5,319	85	0.59%, 7/12/2046 (a)(b)(c)	$ 31,767 $	258
0.63%, 12/10/2049 (a)(c)	49,204	570	0.69%, 7/12/2046	46,487	1,144
GSR Mortgage Loan Trust			1.18%, 9/12/2049 (a)	22,990	442
4.78%, 7/25/2035 (a)	526	445	0.33%, 12/12/2049 (a)(c)	16,630	100
Heller Financial Commercial Mortgage Asset			0.73%, 12/12/2049 (a)	26,333	581
8.12%, 1/17/2034 (a)	1,000	1,013	5.11%, 12/12/2049 (a)	885	761
Impac CMB Trust			Morgan Stanley Capital I
1.44%, 10/25/2033 (a)	55	34	0.50%, 1/13/2041 (a)(c)	25,038	522
0.87%, 4/25/2035 (a)	93	17	0.66%, 5/24/2043 (a)(c)	750	507
0.74%, 8/25/2035 (a)	79	14	0.32%, 12/15/2043 (a)(c)	12,593	86
0.95%, 8/25/2035 (a)(b)	67	13	0.82%, 8/25/2046 (a)	725	8
0.98%, 8/25/2035 (a)	105	19	Morgan Stanley Dean Witter Capital I
0.69%, 4/25/2037 (a)	660	272	6.54%, 2/15/2031	48	49
Indymac Index Mortgage Loan Trust			New Century Alternative Mortgage Loan Trust
1.04%, 4/25/2034 (a)	44	28	5.91%, 7/25/2036 (a)	1,275	1,083
0.67%, 4/25/2035 (a)	127	54	Residential Accredit Loans Inc
0.77%, 4/25/2035 (a)	99	18	6.00%, 11/25/2032	625	621
5.13%, 7/25/2035 (a)	959	169	5.77%, 12/25/2035 (a)	117	25
0.62%, 1/25/2037 (a)	930	322	0.59%, 2/25/2047 (a)	1,390	511
0.68%, 6/25/2037 (a)(b)	767	327	Residential Funding Mortgage Securities I
			5.10%, 11/25/2035 (a)	468	272
JP Morgan Chase Commercial Mortgage
Securities Corp			5.67%, 2/25/2036 (a)	267	175
0.39%, 10/12/2035 (a)(c)	10,668	257	1.04%, 7/25/2036 (a)	349	286
7.20%, 11/15/2035 (a)(c)	350	358	Sequoia Mortgage Trust
0.32%, 10/12/2037 (a)(c)	3,690	115	0.68%, 2/20/2035 (a)	45	25
5.30%, 5/15/2047 (a)(b)	1,400	1,197	Structured Adjustable Rate Mortgage Loan Trust
5.31%, 1/15/2049	625	521	1.14%, 8/25/2034 (a)(b)	292	12
0.11%, 2/12/2051 (a)	53,950	589	5.25%, 12/25/2035	80	36
JP Morgan Mortgage Trust			0.63%, 7/25/2037 (a)	589	216
3.81%, 5/25/2034	352	305	Structured Asset Mortgage Investments Inc
5.11%, 6/25/2035 (a)	365	334	0.74%, 5/25/2045 (a)	143	47
5.79%, 1/25/2037 (a)	227	132	0.75%, 9/25/2045 (a)	130	56
5.68%, 4/25/2037 (a)	555	335	Structured Asset Securities Corp
			5.50%, 6/25/2036 (a)	1,450	366
LB-UBS Commercial Mortgage Trust
6.06%, 6/15/2020	96	97	Thornburg Mortgage Securities Trust
			0.79%, 12/25/2033 (a)	543	415
3.63%, 10/15/2029	176	176
			Wachovia Bank Commercial Mortgage Trust
4.44%, 12/15/2029 (a)	1,000	955	0.67%, 1/15/2041 (a)(c)	15,747	62
0.69%, 7/15/2035 (a)(c)	3,912	109	0.33%, 4/15/2042 (a)(c)	73,841	614
1.22%, 10/15/2035 (a)(c)	9,392	295	5.25%, 12/15/2043	1,175	931
0.56%, 3/15/2036 (a)(c)	1,288	23	WAMU Commercial Mortgage Securities Trust
0.81%, 8/15/2036 (a)(c)	1,441	17	3.83%, 1/25/2035 (c)	249	242
0.14%, 2/15/2040 (a)	6,093	101	WaMu Mortgage Pass Through Certificates
MASTR Asset Securitization Trust			3.75%, 3/25/2033 (a)	101	70
5.25%, 9/25/2033 (a)	299	297	4.83%, 9/25/2035 (a)	560	437
Merrill Lynch Mortgage Trust			0.98%, 7/25/2044 (a)	90	39
0.39%, 11/12/2035 (a)(c)	30,967	92	0.67%, 4/25/2045 (a)	17	8
0.15%, 7/12/2038	118,908	637	0.71%, 4/25/2045 (a)	78	23
5.80%, 5/12/2039 (a)	1,100	1,015	0.73%, 7/25/2045 (a)	148	70
0.85%, 9/12/2042 (a)	53,381	353	0.69%, 11/25/2045 (a)	79	59

See accompanying notes

447

Schedule of Investments Short-Term Bond Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Pipelines (continued)
Washington Mutual Alternative Mortgage			ONEOK Partners LP
Pass-Through Certificates			5.90%, 4/ 1/2012	$ 255 $	249
0.72%, 6/25/2046 (a)	$ 615 $	90	Rockies Express Pipeline LLC
0.62%, 1/25/2047 (a)	600	115	5.10%, 8/20/2009 (a)(c)	280	280

Wells Fargo Mortgage Backed Securities Trust					1,744

5.24%, 4/25/2036 (a)	939	226

			Property Trust (0.34%)
		38,586

			WEA Finance LLC / WCI Finance LLC
Multi-Line Insurance (0.12%)			5.40%, 10/ 1/2012 (c)	500	460
CNA Financial Corp
6.00%, 8/15/2011	150	134	Quarrying (0.37%)
Genworth Financial Inc			Vulcan Materials Co
6.15%, 11/15/2066 (a)	185	26	2.57%, 12/15/2010 (a)	500	497

		160

			Real Estate Operator & Developer (0.40%)
Mutual Insurance (0.31%)
			Regency Centers LP
Health Care Service Corp			8.45%, 9/ 1/2010	575	548
7.75%, 6/15/2011 (c)	400	421
			Regional Banks (1.58%)
Office Automation & Equipment (0.46%)
			BAC Capital Trust XIII
Xerox Corp			1.72%, 3/15/2043 (a)	435	112
2.06%, 12/18/2009 (a)	350	342
			BAC Capital Trust XIV
5.50%, 5/15/2012	295	280	5.63%, 3/15/2043 (a)	550	214

		622	Capital One Financial Corp

Office Furnishings - Original (0.14%)			5.70%, 9/15/2011	300	287
Steelcase Inc			First Union Institutional Capital I
6.50%, 8/15/2011	195	193	8.04%, 12/ 1/2026	550	362
			NB Capital Trust II
Oil - Field Services (0.46%)			7.83%, 12/15/2026	375	230
Weatherford International Inc			SunTrust Preferred Capital I
6.63%, 11/15/2011	250	248	5.85%, 12/31/2049 (a)	365	119
5.95%, 6/15/2012	375	375	Wachovia Corp

		623	5.35%, 3/15/2011	600	585

			1.41%, 3/ 1/2012 (a)	275	242

Oil Company - Exploration & Production (0.84%)					2,151

Canadian Natural Resources Ltd
5.15%, 2/ 1/2013	650	638	REITS - Apartments (0.25%)
Devon OEI Operating Inc			Camden Property Trust
7.25%, 10/ 1/2011	475	503	4.38%, 1/15/2010	200	197

		1,141	UDR Inc

			5.50%, 4/ 1/2014	200	146

Oil Company - Integrated (0.29%)					343

Husky Energy Inc
6.25%, 6/15/2012	400	397	REITS - Healthcare (0.48%)
			Nationwide Health Properties Inc
Oil Refining & Marketing (0.21%)			6.50%, 7/15/2011	400	365
Valero Energy Corp			6.25%, 2/ 1/2013	325	286

6.88%, 4/15/2012	275	281			651

Pipelines (1.28%)			REITS - Mortgage (0.57%)
Enbridge Inc			iStar Financial Inc
5.80%, 6/15/2014	600	573	1.66%, 9/15/2009 (a)	125	113
NGPL Pipeco LLC			1.63%, 3/ 9/2010 (a)	350	275
6.51%, 12/15/2012 (c)	650	642	6.00%, 12/15/2010	500	295

See accompanying notes

448

Schedule of Investments
Short-Term Bond Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
REITS - Mortgage (continued)			Telephone - Integrated (1.51%)
iStar Financial Inc (continued)			British Telecommunications PLC
5.65%, 9/15/2011	$ 200 $	92	5.15%, 1/15/2013	$ 750 $	706

		775	Koninklijke KPN NV

			8.00%, 10/ 1/2010	475	498
REITS - Office Property (0.24%)
			Telecom Italia Capital SA
Brandywine Operating Partnership LP			1.72%, 7/18/2011 (a)	240	227
5.63%, 12/15/2010	364	324
			Verizon California Inc
			6.70%, 9/ 1/2009	615	624

REITS - Regional Malls (0.19%)
					2,055

Simon Property Group LP
4.60%, 6/15/2010	65	64	Television (0.19%)
5.60%, 9/ 1/2011	200	190	Univision Communications Inc

		254	7.85%, 7/15/2011	325	264

REITS - Shopping Centers (0.21%)
			Tobacco (0.53%)
Federal Realty Investment Trust			Reynolds American Inc
6.00%, 7/15/2012	350	291	6.50%, 7/15/2010	400	400
			2.02%, 6/15/2011 (a)	350	324

REITS - Warehouse & Industrial (0.52%)
					724

ProLogis
1.50%, 8/24/2009 (a)	250	238	Tools - Hand Held (0.42%)
5.50%, 3/ 1/2013	625	475	Snap-On Inc

		713	1.27%, 1/12/2010 (a)	575	570

Rental - Auto & Equipment (0.32%)
			Transport - Rail (0.25%)
Erac USA Finance Co			CSX Corp
5.80%, 10/15/2012 (c)	515	432	4.88%, 11/ 1/2009	335	336

			TOTAL BONDS	$ 103,715
Retail - Drug Store (0.33%)

CVS Caremark Corp			SENIOR FLOATING RATE INTERESTS (0.59%)
1.56%, 6/ 1/2010 (a)	450	442	Publishing - Periodicals (0.16%)
			Dex Media East LLC, Term Loan B
Rubber - Tires (0.15%)			3.23%, 10/17/2014 (a)	413	224
Goodyear Tire & Rubber Co/The
6.32%, 12/ 1/2009 (a)	200	197	Retail - Building Products (0.30%)
			HD Supply Inc, Term Loan B
Special Purpose Banks (0.26%)			1.68%, 8/30/2012 (a)	473	402
Korea Development Bank/Republic of Korea
1.32%, 4/ 3/2010 (a)	365	356	Satellite Telecommunications (0.13%)
			Telesat Canada Inc, Term Loan B
Special Purpose Entity (0.88%)			3.55%, 9/ 1/2014 (a)	182	168
BAE Systems Holdings Inc			Telesat Canada Inc, Term Loan DD
4.75%, 8/15/2010 (c)	500	504	4.22%, 10/31/2014 (a)	16	14

Genworth Global Funding Trusts					182
5.20%, 10/ 8/2010	375	338

USB Realty Corp			TOTAL SENIOR FLOATING RATE INTERESTS	$ 808

6.09%, 12/22/2049 (a)(c)	330	148
			U.S. GOVERNMENT & GOVERNMENT AGENCY
Williams Cos Inc Credit Linked Certificate			OBLIGATIONS (16.68%)
Trust/The			Federal Home Loan Mortgage Corporation
4.42%, 5/ 1/2009 (a)(c)	200	200	(FHLMC) (2.79%)

		1,190	5.00%, 9/ 1/2009	31	31

			4.50%, 11/ 1/2009	59	60
Steel - Producers (0.24%)
Ispat Inland ULC			4.50%, 12/ 1/2009	150	151
9.75%, 4/ 1/2014	360	326	4.50%, 4/ 1/2010	98	99
			4.50%, 9/ 1/2010	184	190

See accompanying notes

449

Schedule of Investments
Short-Term Bond Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			U.S. Treasury (continued)
(FHLMC) (continued)			4.50%, 4/30/2012	$ 2,700 $	2,947
4.50%, 2/ 1/2011	$ 78 $	81
			4.38%, 8/15/2012	1,350	1,475

4.50%, 4/ 1/2011	97	101
					13,122
4.50%, 7/ 1/2011	104	108

4.50%, 11/ 1/2011	451	471	TOTAL U.S. GOVERNMENT & GOVERNMENT
			AGENCY OBLIGATIONS	$ 22,691

6.50%, 4/ 1/2015	4	4
6.50%, 12/ 1/2015	19	20	REPURCHASE AGREEMENTS (5.05%)
7.00%, 12/ 1/2022	154	167	Diversified Banking Institutions (5.05%)
7.50%, 12/ 1/2029	3	4	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.15%
4.10%, 12/ 1/2034 (a)	171	172	dated 04/30/09 maturing 05/01/09
4.55%, 1/ 1/2035 (a)	315	316	(collateralized by Sovereign Agency
4.81%, 6/ 1/2035 (a)	1,075	1,102	Issues; $2,335,000; 0.00% - 5.87%; dated
4.50%, 9/ 1/2035 (a)	346	350	09/11/09 - 01/22/37)	$ 2,289$	2,289
4.98%, 9/ 1/2035 (a)	358	369	Investment in Joint Trading Account;

			Deutsche Bank Repurchase Agreement;
		3,796	0.15% dated 04/30/09 maturing 05/01/09

Federal National Mortgage Association (FNMA) (4.24%)			(collateralized by Sovereign Agency
			Issues; $2,335,000; 0.93% - 5.00%; dated
5.50%, 10/ 1/2009	36	36	03/30/10 - 01/08/14)	2,289	2,289
4.50%, 12/ 1/2009	12	12	Investment in Joint Trading Account;
4.50%, 3/ 1/2010	61	63	Morgan Stanley Repurchase Agreement;
4.00%, 5/ 1/2010	336	346	0.12% dated 04/30/09 maturing 05/01/09
4.50%, 5/ 1/2010	49	50	(collateralized by Sovereign Agency
			Issues; $2,335,000; 1.00% - 7.125%; dated
4.00%, 6/ 1/2010	136	140	05/04/09 - 02/15/30)	2,289	2,289

4.00%, 7/ 1/2010	258	266			6,867

4.00%, 8/ 1/2010	116	119
4.50%, 8/ 1/2011	263	277	TOTAL REPURCHASE AGREEMENTS	$ 6,867

8.50%, 5/ 1/2022	34	37	Total Investments	$ 134,081
8.00%, 5/ 1/2027	5	6	Other Assets in Excess of Liabilities, Net - 1.42%		1,931

6.00%, 7/ 1/2028	75	80	TOTAL NET ASSETS - 100.00%	$ 136,012

7.50%, 10/ 1/2029	17	19
4.73%, 12/ 1/2032 (a)	163	167
4.31%, 7/ 1/2034 (a)	421	427	(a)	Variable Rate. Rate shown is in effect at April 30, 2009.
4.43%, 7/ 1/2034 (a)	163	167	(b) Security is Illiquid
			(c)	Security exempt from registration under Rule 144A of the Securities Act
4.26%, 8/ 1/2034 (a)	249	253
			of 1933. These securities may be resold in transactions exempt from
4.29%, 9/ 1/2034 (a)	312	307	registration, normally to qualified institutional buyers. Unless otherwise
4.28%, 1/ 1/2035 (a)	84	83	indicated, these securities are not considered illiquid. At the end of the
4.50%, 1/ 1/2035 (a)	407	417	period, the value of these securities totaled $13,264 or 9.75% of net
			assets.
4.87%, 2/ 1/2035 (a)	65	66
			(d)	Market value is determined in accordance with procedures established in
4.59%, 4/ 1/2035 (a)	584	589	good faith by the Board of Directors. At the end of the period, the value
5.11%, 6/ 1/2035 (a)	87	87	of these securities totaled $66 or 0.05% of net assets.
4.72%, 10/ 1/2035 (a)	1,234	1,266
4.28%, 2/ 1/2037 (a)	487	493

		5,773

U.S. Treasury (9.65%)
4.75%, 2/15/2010	3,000	3,102
3.88%, 5/15/2010	1,000	1,035
2.63%, 5/31/2010	1,500	1,533
4.50%, 11/15/2010	500	529
1.38%, 4/15/2012	2,500	2,501

See accompanying notes

450

Schedule of Investments Short-Term Bond Fund April 30, 2009 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 1,028
Unrealized Depreciation	(39,666)

Net Unrealized Appreciation (Depreciation)	(38,638)
Cost for federal income tax purposes	172,719
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	35.41%
Financial	22.88%
Asset Backed Securities	12.70%
Government	9.65%
Consumer, Non-cyclical	3.62%
Communications	3.52%
Energy	3.08%
Industrial	2.59%
Utilities	1.71%
Consumer, Cyclical	1.28%
Technology	1.07%
Basic Materials	1.07%
Other Assets in Excess of Liabilities, Net	1.42%

TOTAL NET ASSETS	100.00%

See accompanying notes

451

Schedule of Investments Short-Term Income Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (87.26%)			BONDS (continued)
Aerospace & Defense Equipment (0.71%)			Finance - Commercial (0.86%)
United Technologies Corp			Caterpillar Financial Services Corp
4.38%, 5/ 1/2010	$ 2,000 $	2,046	4.85%, 12/ 7/2012	$ 2,500 $	2,491

Agricultural Operations (1.77%)			Finance - Consumer Loans (1.42%)
Cargill Inc			John Deere Capital Corp
5.20%, 1/22/2013 (a)	5,250	5,105	4.95%, 12/17/2012	4,000	4,082

Asset Backed Securities (0.05%)			Finance - Leasing Company (0.85%)
Atlantic City Electric Transition Funding LLC			International Lease Finance Corp
2.89%, 7/20/2011	132	132	6.38%, 3/25/2013	4,000	2,443

Chemicals - Diversified (3.02%)			Finance - Mortgage Loan/Banker (4.03%)
EI Du Pont de Nemours & Co			Fannie Mae
5.00%, 7/15/2013	2,500	2,587	2.00%, 1/ 9/2012	6,000	6,058
PPG Industries Inc			Freddie Mac
5.75%, 3/15/2013	6,000	6,106	5.75%, 1/15/2012	5,000	5,547

		8,693			11,605

Commercial Banks (1.25%)			Food - Miscellaneous/Diversified (0.51%)
SunTrust Bank/Atlanta GA			Kellogg Co
3.00%, 11/16/2011	3,500	3,608	5.13%, 12/ 3/2012	1,400	1,469

Commercial Services - Finance (1.76%)			Gas - Distribution (0.57%)
Western Union Co/The			Sempra Energy
5.40%, 11/17/2011	5,000	5,071	4.75%, 5/15/2009	1,650	1,651

Computers (1.44%)			Industrial Gases (0.60%)
Hewlett-Packard Co			Air Products & Chemicals Inc
4.25%, 2/24/2012	4,000	4,149	4.15%, 2/ 1/2013	1,750	1,726

Consumer Products - Miscellaneous (1.51%)			Manufactured Housing ABS Other (0.02%)
Clorox Co			Green Tree Financial Corp
5.00%, 3/ 1/2013	4,250	4,357	7.70%, 9/15/2026	120	57

Diversified Banking Institutions (3.56%)			Medical - Biomedical/Gene (1.66%)
Bank of America Corp			Amgen Inc
2.10%, 4/30/2012	3,000	3,019	4.00%, 11/18/2009	4,725	4,782
Citigroup Inc
5.50%, 8/27/2012	2,500	2,231	Medical - HMO (1.44%)
JPMorgan Chase & Co			UnitedHealth Group Inc
2.20%, 6/15/2012	5,000	5,023	4.88%, 2/15/2013	4,250	4,143

		10,273

			Mortgage Backed Securities (26.98%)
Diversified Financial Services (1.74%)			Banc of America Funding Corp
General Electric Capital Corp			5.00%, 6/25/2035 (b)	5,000	4,689
5.72%, 8/22/2011	5,000	5,011	5.75%, 3/25/2036	4,224	3,411
			Banc of America Mortgage Securities Inc
Diversified Manufacturing Operations (0.90%)
			4.75%, 8/25/2033	4,000	3,879
Honeywell International Inc
			Bear Stearns Commercial Mortgage Securities
4.25%, 3/ 1/2013	2,500	2,596
			Inc
			5.82%, 5/14/2016 (a)	5,500	5,509
Electric - Integrated (2.05%)
			Chase Mortgage Finance Corp
Virginia Electric and Power Co			5.50%, 5/25/2035	2,343	2,069
5.10%, 11/30/2012	5,750	5,921

See accompanying notes

452

Schedule of Investments Short-Term Income Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Regional Banks (1.42%)
Countrywide Home Loan Mortgage Pass			Wells Fargo & Co
Through Trust			4.38%, 1/31/2013	$ 4,250 $	4,091
5.50%, 10/25/2035	$ 5,469 $	5,454
CS First Boston Mortgage Securities Corp			Reinsurance (1.50%)
6.00%, 12/25/2033	1,414	1,195	Berkshire Hathaway Finance Corp
Fannie Mae			4.00%, 4/15/2012 (a)	4,250	4,319
6.00%, 2/25/2031	10,000	10,431
5.00%, 11/25/2035	2,599	2,731	REITS - Apartments (1.28%)
Freddie Mac			ERP Operating LP
5.50%, 10/15/2027	5,896	6,001	5.50%, 10/ 1/2012	4,000	3,701
6.00%, 9/15/2029	6,989	7,205
4.50%, 5/15/2030	5,000	5,056	REITS - Healthcare (1.58%)
			Nationwide Health Properties Inc
Ginnie Mae
			6.50%, 7/15/2011	5,000	4,566
4.50%, 8/20/2032	1,192	1,231
GSR Mortgage Loan Trust
			REITS - Regional Malls (1.16%)
6.00%, 6/25/2036	3,123	2,420
			Simon Property Group LP
Lehman Mortgage Trust
			5.60%, 9/ 1/2011	3,500	3,330
5.75%, 4/25/2036	7,461	6,828

Residential Asset Securitization Trust			Retail - Drug Store (0.52%)
6.00%, 5/25/2036	3,750	2,137
			CVS Caremark Corp
Residential Funding Mortgage Securities I			4.00%, 9/15/2009	1,500	1,504
5.50%, 9/25/2036	4,343	3,177
Structured Asset Securities Corp			Savings & Loans - Thrifts (0.00%)
5.50%, 12/25/2033	4,342	4,327	Washington Mutual Bank/Henderson NV

		77,750	5.50%, 1/15/2013	1,200	1

Multimedia (1.53%)
Walt Disney Co/The			Steel - Producers (2.92%)
4.70%, 12/ 1/2012	4,250	4,417	Nucor Corp
			5.00%, 12/ 1/2012	8,300	8,411
Non-Hazardous Waste Disposal (1.05%)
Allied Waste North America Inc			Telephone - Integrated (4.07%)
5.75%, 2/15/2011	3,000	3,015	AT&T Inc
			4.95%, 1/15/2013	4,250	4,403
Oil - Field Services (0.62%)			Koninklijke KPN NV
Smith International Inc			8.00%, 10/ 1/2010	7,000	7,342

8.63%, 3/15/2014	1,750	1,794			11,745

			Textile - Home Furnishings (1.53%)
Oil Company - Exploration & Production (1.66%)
			Mohawk Industries Inc
Apache Corp			7.20%, 4/15/2012	4,750	4,415
6.25%, 4/15/2012	4,500	4,792
			Transport - Rail (0.75%)
Property & Casualty Insurance (1.46%)
			Canadian National Railway Co
Fidelity National Financial Inc			4.25%, 8/ 1/2009	2,150	2,150
7.30%, 8/15/2011	4,250	4,206
			Transport - Services (1.55%)
Quarrying (1.43%)
			United Parcel Service Inc
Vulcan Materials Co			4.50%, 1/15/2013	4,250	4,482
5.60%, 11/30/2012	4,250	4,114
			Water (1.46%)
Real Estate Operator & Developer (1.07%)
			Veolia Environnement
Duke Realty LP			5.25%, 6/ 3/2013	4,250	4,213

6.25%, 5/15/2013	4,000	3,076
			TOTAL BONDS	$ 251,503

See accompanying notes

453

Schedule of Investments
Short-Term Income Fund
April 30, 2009 (unaudited)

	Principal		Principal
	Amount	Value	Amount		Value
	(000's)	(000's)	(000's)		(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (continued)
OBLIGATIONS (4.57%)			Diversified Banking Institutions (continued)
Federal Home Loan Mortgage Corporation			Investment in Joint Trading Account;
(FHLMC) (0.23%)			Morgan Stanley Repurchase Agreement;
9.50%, 8/ 1/2016	$ 9 $	10	0.12% dated 04/30/09 maturing 05/01/09
6.00%, 4/ 1/2017	208	220	(collateralized by Sovereign Agency
6.00%, 5/ 1/2017	372	389	Issues; $5,581,000; 1.00% - 7.125%; dated
4.85%, 11/ 1/2021 (b)	26	26	05/04/09 - 02/15/30)	$ 5,736$	5,736

		645			17,210

Federal National Mortgage Association (FNMA) (0.14%)			TOTAL REPURCHASE AGREEMENTS		$ 17,210

6.50%, 1/ 1/2012	70	74	Total Investments		$ 281,876
6.50%, 1/ 1/2014	92	98	Other Assets in Excess of Liabilities, Net - 2.20%		6,351

8.50%, 11/ 1/2017	16	18	TOTAL NET ASSETS - 100.00%		$ 288,227

5.77%, 1/ 1/2019 (b)	9	9
5.61%, 4/ 1/2019 (b)	8	8
10.00%, 5/ 1/2022	11	12	(a)	Security exempt from registration under Rule 144A of the Securities Act
			of 1933. These securities may be resold in transactions exempt from
5.05%, 11/ 1/2022 (b)	3	3
			registration, normally to qualified institutional buyers. Unless otherwise
4.40%, 11/ 1/2032 (b)	147	149	indicated, these securities are not considered illiquid. At the end of the
4.94%, 11/ 1/2035 (b)	28	28	period, the value of these securities totaled $14,933 or 5.18% of net

		399	assets.

			(b) Variable Rate. Rate shown is in effect at April 30, 2009.
Government National Mortgage Association			(c)	Security or a portion of the security was pledged to cover margin
(GNMA) (0.05%)			requirements for futures contracts. At the end of the period, the value of
8.00%, 3/15/2012	3	3	these securities totaled $361 or 0.13% of net assets.
11.00%, 10/15/2015	20	22
11.00%, 11/15/2015	3	4	Unrealized Appreciation (Depreciation)
11.00%, 11/15/2015	39	43	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
10.00%, 1/15/2019	58	63	of investments held by the fund as of the period end were as follows:
10.00%, 2/15/2019	1	1
			Unrealized Appreciation		$ 3,286
11.00%, 8/15/2020	9	10
			Unrealized Depreciation		(11,942)

9.00%, 4/20/2025	3	4

			Net Unrealized Appreciation (Depreciation)		(8,656)
		150

			Cost for federal income tax purposes		290,532
U.S. Treasury (4.15%)			All dollar amounts are shown in thousands (000's)
3.13%, 11/30/2009 (c)	1,000	1,016
1.38%, 3/15/2012	5,000	5,009	Portfolio Summary (unaudited)

1.75%, 1/31/2014	6,000	5,944	Sector		Percent

		11,969	Mortgage Securities		27.39%

			Financial		25.12%
TOTAL U.S. GOVERNMENT & GOVERNMENT			Consumer, Non-cyclical		8.65%
AGENCY OBLIGATIONS	$ 13,163		Government		8.18%

REPURCHASE AGREEMENTS (5.97%)			Basic Materials		7.96%
			Communications		5.61%
Diversified Banking Institutions (5.97%)			Industrial		4.96%
Investment in Joint Trading Account; Bank			Utilities		4.09%
of America Repurchase Agreement; 0.15%			Energy		2.28%
dated 04/30/09 maturing 05/01/09			Consumer, Cyclical		2.05%
(collateralized by Sovereign Agency			Technology		1.44%
Issues; $5,581,000; 0.00% - 5.87%; dated			Asset Backed Securities		0.07%
09/11/09 - 01/22/37)	$ 5,737$	5,737	Other Assets in Excess of Liabilities, Net		2.20%

Investment in Joint Trading Account;			TOTAL NET ASSETS		100.00%

Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09			Other Assets Summary (unaudited)

(collateralized by Sovereign Agency			Asset Type		Percent

Issues; $5,581,000; 0.93% - 5.00%; dated			Futures		8.13%
03/30/10 - 01/08/14)	5,737	5,737

See accompanying notes

454

Schedule of Investments
Short-Term Income Fund
April 30, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

US 5 Year Note; June 2009	Sell	200	$ 23,264	$ 23,429	$ (165)
All dollar amounts are shown in thousands (000's)

See accompanying notes

455

Schedule of Investments SmallCap Blend Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.17%)			COMMON STOCKS (continued)
Aerospace & Defense (1.60%)			Cellular Telecommunications (0.22%)
Esterline Technologies Corp (a)	33,069 $	871	Syniverse Holdings Inc (a)	27,700$	349
Teledyne Technologies Inc (a)	20,687	661
TransDigm Group Inc (a)	29,797	1,047	Chemicals - Diversified (0.18%)

		2,579	Innophos Holdings Inc	19,790	293

Aerospace & Defense Equipment (1.14%)			Chemicals - Specialty (0.48%)
BE Aerospace Inc (a)	40,505	437	Sensient Technologies Corp	20,710	484
Moog Inc (a)	16,790	450	Stepan Co	7,250	287

Triumph Group Inc	22,750	940			771

		1,827

			Circuit Boards (0.26%)
Airlines (0.53%)			TTM Technologies Inc (a)	55,230	410
Alaska Air Group Inc (a)	15,940	268
JetBlue Airways Corp (a)	72,270	356	Commercial Banks (6.09%)
Republic Airways Holdings Inc (a)	30,850	221	Banco Latinoamericano de Exportaciones SA	55,330	680

		845	Bank of Hawaii Corp	30,442	1,070

			Bank of the Ozarks Inc	25,680	638
Alternative Waste Tech (0.26%)
			City Holding Co	22,583	666
Calgon Carbon Corp (a)	24,150	410
			Community Bank System Inc	28,530	469
Apparel Manufacturers (0.43%)			Cullen/Frost Bankers Inc	17,722	834
True Religion Apparel Inc (a)	43,490	685	First Financial Bancorp	25,140	271
			FirstMerit Corp	54,600	1,060
Applications Software (0.88%)			Harleysville National Corp	33,020	290
Actuate Corp (a)	53,550	198	Iberiabank Corp	10,988	502
American Reprographics Co (a)	12,360	80	National Penn Bancshares Inc	36,350	294
Quest Software Inc (a)	72,850	1,059	NBT Bancorp Inc	28,090	665
Verint Systems Inc (a)	14,484	80	Pinnacle Financial Partners Inc (a)	14,561	260

		1,417	Prosperity Bancshares Inc	14,830	412

Auto/Truck Parts & Equipment - Replacement (0.35%)			Renasant Corp	18,450	260
Exide Technologies (a)	105,020	570	Republic Bancorp Inc/KY	10,980	244
			S&T Bancorp Inc	13,920	249
Batteries & Battery Systems (0.38%)			Tompkins Financial Corp	7,310	308
EnerSys (a)	35,790	610	Trustmark Corp	28,110	611

					9,783

Beverages - Wine & Spirits (0.51%)
Central European Distribution Corp (a)	36,647	821	Commercial Services (0.51%)
			Arbitron Inc	15,400	320
Building - Heavy Construction (0.48%)			Steiner Leisure Ltd (a)	15,860	502

Granite Construction Inc	13,740	542			822

Sterling Construction Co Inc (a)	12,070	227	Commercial Services - Finance (1.30%)

		769	CBIZ Inc (a)	69,700	548

Building & Construction - Miscellaneous (0.33%)			Heartland Payment Systems Inc	10,385	83
Insituform Technologies Inc (a)	34,590	530	Morningstar Inc (a)	12,674	503
			Wright Express Corp (a)	41,815	957

Building & Construction Products -					2,091

Miscellaneous (0.14%)
NCI Building Systems Inc (a)	57,030	225	Computer Aided Design (0.51%)
			ANSYS Inc (a)	6,200	171
Casino Services (0.72%)			Parametric Technology Corp (a)	58,400	651

Bally Technologies Inc (a)	43,960	1,151			822

See accompanying notes

456

Schedule of Investments
SmallCap Blend Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computer Services (0.48%)			Diversified Manufacturing Operations (2.23%)
Ciber Inc (a)	89,250 $	288	AZZ Inc (a)	31,100 $	962
Insight Enterprises Inc (a)	40,300	231	Brink's Co/The	18,870	535
Ness Technologies Inc (a)	70,150	259	EnPro Industries Inc (a)	38,590	616

		778	ESCO Technologies Inc (a)	10,210	424

			Koppers Holdings Inc	55,413	1,051

Computers - Integrated Systems (0.48%)
Jack Henry & Associates Inc	33,280	600			3,588

Super Micro Computer Inc (a)	31,400	164	Diversified Operations (0.18%)

		764	Compass Diversified Holdings	33,220	297

Consulting Services (1.43%)
			Diversified Operations & Commercial Services (0.17%)
FTI Consulting Inc (a)	7,283	400
			Viad Corp	14,360	274
Huron Consulting Group Inc (a)	21,322	1,022
Navigant Consulting Inc (a)	24,070	354	Electric - Integrated (2.10%)
Watson Wyatt Worldwide Inc	9,800	520	Avista Corp	64,260	967

		2,296	IDACORP Inc	20,120	482

Consumer Products - Miscellaneous (1.19%)			NorthWestern Corp	18,950	397
Jarden Corp (a)	64,370	1,294	Portland General Electric Co	37,918	693
Prestige Brands Holdings Inc (a)	43,630	282	Westar Energy Inc	47,300	829

Tupperware Brands Corp	13,530	338			3,368

		1,914	Electric Products - Miscellaneous (0.38%)

Containers - Metal & Glass (0.60%)			GrafTech International Ltd (a)	70,340	618
Silgan Holdings Inc	20,880	971
			Electronic Components - Miscellaneous (1.15%)
Containers - Paper & Plastic (1.01%)			Benchmark Electronics Inc (a)	69,220	840
Rock-Tenn Co	42,960	1,622	CTS Corp	47,375	288
			OSI Systems Inc (a)	12,870	241
Cosmetics & Toiletries (0.34%)			Rogers Corp (a)	18,920	481

Chattem Inc (a)	9,900	544			1,850

Data Processing & Management (0.38%)			Electronic Components - Semiconductors (2.16%)
Broadridge Financial Solutions Inc	17,010	329	IXYS Corp	47,550	453
CSG Systems International Inc (a)	19,490	283	Kopin Corp (a)	76,290	210

		612	Microsemi Corp (a)	36,360	488

			PMC - Sierra Inc (a)	77,180	611
Diagnostic Equipment (0.90%)			Silicon Laboratories Inc (a)	18,630	620
Gen-Probe Inc (a)	11,030	531
			Skyworks Solutions Inc (a)	122,960	1,087

Immucor Inc (a)	55,823	910

					3,469

		1,441

			Energy - Alternate Sources (0.17%)
Diagnostic Kits (0.32%)			GT Solar International Inc (a)	39,190	278
Meridian Bioscience Inc	29,461	512
			Engineering - Research & Development Services (0.87%)
Disposable Medical Products (0.32%)			EMCOR Group Inc (a)	54,363	1,130
Merit Medical Systems Inc (a)	33,030	512
			Exponent Inc (a)	9,530	266

					1,396

Distribution & Wholesale (0.75%)
Beacon Roofing Supply Inc (a)	42,820	681	Enterprise Software & Services (1.80%)
FGX International Holdings Ltd (a)	21,870	252	Informatica Corp (a)	44,200	703
Titan Machinery Inc (a)	26,250	266	JDA Software Group Inc (a)	18,320	258

		1,199	Mantech International Corp (a)	14,250	516

			Sybase Inc (a)	18,380	624

See accompanying notes

457

Schedule of Investments SmallCap Blend Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Enterprise Software & Services (continued)			Insurance Brokers (0.29%)
SYNNEX Corp (a)	36,410 $	784	eHealth Inc (a)	14,300 $	274

		2,885	Life Partners Holdings Inc	10,360	194

					468

Entertainment Software (0.55%)
Take-Two Interactive Software Inc (a)	97,840	888	Internet Application Software (0.39%)
			S1 Corp (a)	101,780	631
Environmental Consulting & Engineering (0.34%)
Tetra Tech Inc (a)	22,540	554	Internet Infrastructure Equipment (0.50%)
			Avocent Corp (a)	55,480	801
E-Services - Consulting (0.22%)
Websense Inc (a)	19,980	356	Internet Infrastructure Software (0.78%)
			AsiaInfo Holdings Inc (a)	35,760	599
Finance - Investment Banker & Broker (1.46%)			TIBCO Software Inc (a)	103,050	651

Interactive Brokers Group Inc (a)	34,380	507			1,250

Knight Capital Group Inc (a)	38,930	603
			Internet Security (0.27%)
Stifel Financial Corp (a)	11,275	555
			Blue Coat Systems Inc (a)	33,310	442
SWS Group Inc	53,290	682

		2,347

			Internet Telephony (0.55%)
Finance - Leasing Company (0.25%)			j2 Global Communications Inc (a)	36,680	880
Financial Federal Corp	16,302	401
			Intimate Apparel (0.64%)
Food - Canned (0.22%)			Warnaco Group Inc/The (a)	35,762	1,031
TreeHouse Foods Inc (a)	13,070	348
			Investment Companies (0.51%)
Food - Miscellaneous/Diversified (0.81%)			Ares Capital Corp	79,026	464
American Italian Pasta Co (a)	5,130	161	Hercules Technology Growth Capital Inc	58,041	349

Diamond Foods Inc	9,630	252			813

Lancaster Colony Corp	8,230	361
			Lasers - Systems & Components (0.62%)
Ralcorp Holdings Inc (a)	9,110	521	Coherent Inc (a)	19,460	370

		1,295	Rofin-Sinar Technologies Inc (a)	29,100	620

Food - Wholesale & Distribution (0.17%)					990

Fresh Del Monte Produce Inc (a)	18,390	267
			Life & Health Insurance (0.67%)
			Delphi Financial Group Inc	29,934	517
Footwear & Related Apparel (0.93%)
			Presidential Life Corp	19,672	210
Iconix Brand Group Inc (a)	62,820	896
			StanCorp Financial Group Inc	12,990	357

Steven Madden Ltd (a)	20,253	596

					1,084

		1,492

			Linen Supply & Related Items (0.18%)
Gas - Distribution (1.43%)
			G&K Services Inc	11,810	295
Northwest Natural Gas Co	27,160	1,111
South Jersey Industries Inc	20,458	710
			Machinery - Construction & Mining (0.63%)
WGL Holdings Inc	15,360	478	Astec Industries Inc (a)	10,300	318

		2,299	Bucyrus International Inc	32,110	697

Home Furnishings (0.46%)					1,015

Tempur-Pedic International Inc	57,910	745
			Machinery - General Industry (1.35%)
			Chart Industries Inc (a)	31,260	432
Instruments - Controls (0.17%)
			Robbins & Myers Inc	20,997	398
Watts Water Technologies Inc	12,500	278
			Wabtec Corp	35,170	1,342

Instruments - Scientific (0.53%)					2,172

FEI Co (a)	49,170	845

See accompanying notes

458

Schedule of Investments
SmallCap Blend Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (3.29%)			Medical Products (continued)
Acorda Therapeutics Inc (a)	8,980 $	178	Cyberonics Inc (a)	10,983 $	145
American Oriental Bioengineering Inc (a)	74,080	314	Zoll Medical Corp (a)	48,475	779

Arqule Inc (a)	42,060	187			1,962

Bio-Rad Laboratories Inc (a)	7,130	497
			Metal Products - Distribution (0.18%)
Celera Corp (a)	103,880	840	AM Castle & Co	29,050	281
Cubist Pharmaceuticals Inc (a)	38,902	646
Human Genome Sciences Inc (a)	172,850	378	Networking Products (1.21%)
Incyte Corp (a)	160,080	378	3Com Corp (a)	301,300	1,220
Maxygen Inc (a)	16,250	95	Polycom Inc (a)	38,830	724

Myriad Genetics Inc (a)	25,360	984			1,944

Seattle Genetics Inc (a)	38,720	357
			Non-Ferrous Metals (0.14%)
United Therapeutics Corp (a)	6,840	430

			Horsehead Holding Corp (a)	31,360	224
		5,284

Medical - Drugs (0.94%)			Non-Hazardous Waste Disposal (0.38%)
Array Biopharma Inc (a)	53,500	157	Waste Connections Inc (a)	23,850	615
China Sky One Medical Inc (a)	12,680	179
			Oil - Field Services (1.70%)
Orexigen Therapeutics Inc (a)	66,030	187
			Hornbeck Offshore Services Inc (a)	31,130	723
PharMerica Corp (a)	29,960	547
			Matrix Service Co (a)	44,438	426
Progenics Pharmaceuticals Inc (a)	37,220	204
			Oil States International Inc (a)	31,180	589
XenoPort Inc (a)	17,520	239

			Willbros Group Inc (a)	86,460	991

		1,513

					2,729

Medical - Generic Drugs (0.36%)
			Oil Company - Exploration & Production (2.11%)
Perrigo Co	22,490	583
			Arena Resources Inc (a)	13,820	396
Medical - Hospitals (0.42%)			Comstock Resources Inc (a)	17,910	617
Universal Health Services Inc	13,500	680	Concho Resources Inc/Midland TX (a)	19,340	531
			Encore Acquisition Co (a)	36,010	1,051
Medical - Nursing Homes (0.49%)			EXCO Resources Inc (a)	53,110	626
Ensign Group Inc/The	27,274	423	Mariner Energy Inc (a)	14,870	169

Skilled Healthcare Group Inc (a)	42,430	370			3,390

		793

			Oil Refining & Marketing (0.13%)
Medical - Outpatient & Home Medical Care (0.92%)			CVR Energy Inc (a)	27,540	203
Amedisys Inc (a)	24,497	822
Gentiva Health Services Inc (a)	17,790	283	Pastoral & Agricultural (0.26%)
LHC Group Inc (a)	16,420	375	AgFeed Industries Inc (a)	114,930	421

		1,480

			Pharmacy Services (0.59%)
Medical Instruments (1.09%)			Catalyst Health Solutions Inc (a)	41,760	942
Conmed Corp (a)	34,340	458
Genomic Health Inc (a)	25,350	570	Physical Therapy & Rehabilitation Centers (0.37%)
Kensey Nash Corp (a)	26,330	551	Psychiatric Solutions Inc (a)	18,730	363
Symmetry Medical Inc (a)	22,850	166	RehabCare Group Inc (a)	13,730	229

		1,745			592

Medical Laboratory & Testing Service (0.44%)			Private Corrections (0.44%)
ICON PLC ADR (a)	44,516	705	Cornell Cos Inc (a)	38,814	706

Medical Products (1.22%)			Property & Casualty Insurance (1.50%)
American Medical Systems Holdings Inc (a)	44,060	545	American Physicians Capital Inc	19,536	814
Cantel Medical Corp (a)	34,860	493	Amerisafe Inc (a)	17,404	267

See accompanying notes

459

Schedule of Investments SmallCap Blend Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Property & Casualty Insurance (continued)			REITS - Storage (0.18%)
Amtrust Financial Services Inc	45,598 $	416	U-Store-It Trust	85,460 $	293
CNA Surety Corp (a)	23,370	450
Tower Group Inc	16,800	457	Rental - Auto & Equipment (0.84%)

		2,404	Aaron's Inc	26,090	876

			Rent-A-Center Inc/TX (a)	24,790	477

Quarrying (0.39%)
					1,353

Compass Minerals International Inc	12,990	626
			Research & Development (0.45%)
Recreational Vehicles (0.28%)			Parexel International Corp (a)	72,790	721
Polaris Industries Inc	13,430	449
			Retail - Apparel & Shoe (2.14%)
Reinsurance (2.20%)			Aeropostale Inc (a)	20,420	694
Aspen Insurance Holdings Ltd	64,960	1,532	Dress Barn Inc (a)	41,380	627
IPC Holdings Ltd	18,300	476	Genesco Inc (a)	28,710	654
Max Capital Group Ltd	9,990	165	JOS A Bank Clothiers Inc (a)	8,760	354
Platinum Underwriters Holdings Ltd	34,470	992	Stage Stores Inc	38,960	477
Validus Holdings Ltd	16,690	374	Wet Seal Inc/The (a)	168,051	640

		3,539			3,446

REITS - Apartments (0.35%)			Retail - Appliances (0.16%)
Essex Property Trust Inc	8,760	556	hhgregg Inc (a)	15,900	264

REITS - Healthcare (1.09%)			Retail - Building Products (0.13%)
Nationwide Health Properties Inc	6,860	169	Lumber Liquidators Inc (a)	13,790	206
Omega Healthcare Investors Inc	27,650	435
Senior Housing Properties Trust	54,942	901	Retail - Discount (0.57%)
Universal Health Realty Income Trust	7,820	250	99 Cents Only Stores (a)	60,980	655

		1,755	Citi Trends Inc (a)	10,320	253

					908

REITS - Mortgage (1.57%)
Capstead Mortgage Corp	28,690	327	Retail - Fabric Store (0.46%)
Chimera Investment Corp	190,039	671	Jo-Ann Stores Inc (a)	39,960	732
MFA Mortgage Investments Inc	217,930	1,284
			Retail - Gardening Products (0.29%)
NorthStar Realty Finance Corp	77,400	245

			Tractor Supply Co (a)	11,680	472
		2,527

REITS - Office Property (0.64%)			Retail - Hair Salons (0.25%)
Alexandria Real Estate Equities Inc	21,880	798	Regis Corp	20,670	396
Kilroy Realty Corp	10,850	234

		1,032	Retail - Pawn Shops (0.22%)

			Cash America International Inc	15,950	357
REITS - Regional Malls (0.49%)
Macerich Co/The	44,680	783	Retail - Perfume & Cosmetics (0.34%)
			Sally Beauty Holdings Inc (a)	74,560	552
REITS - Shopping Centers (0.74%)
Inland Real Estate Corp	84,320	740	Retail - Petroleum Products (0.37%)
Saul Centers Inc	6,560	209	World Fuel Services Corp	15,780	602
Urstadt Biddle Properties Inc	16,119	248

		1,197	Retail - Restaurants (1.33%)

			Buffalo Wild Wings Inc (a)	8,440	330
REITS - Single Tenant (0.14%)
			CKE Restaurants Inc	51,973	497
Getty Realty Corp	11,810	232
			Jack in the Box Inc (a)	42,060	1,034
See accompanying notes

460

Schedule of Investments
SmallCap Blend Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Restaurants (continued)			Theaters (0.23%)
Ruby Tuesday Inc (a)	35,920$	276	National CineMedia Inc	25,430 $	369

		2,137

			Therapeutics (1.49%)
Retail - Sporting Goods (0.51%)
			Allos Therapeutics Inc (a)	58,800	360
Hibbett Sports Inc (a)	39,196	817
			BioMarin Pharmaceutical Inc (a)	35,680	459
			Isis Pharmaceuticals Inc (a)	37,080	581
Savings & Loans - Thrifts (1.31%)
Astoria Financial Corp	25,550	211	Onyx Pharmaceuticals Inc (a)	17,710	459
Dime Community Bancshares	25,890	216	Questcor Pharmaceuticals Inc (a)	38,880	175
ESSA Bancorp Inc	22,980	314	Vivus Inc (a)	89,320	358

Flushing Financial Corp	26,930	248			2,392

OceanFirst Financial Corp	23,130	281	Tobacco (0.20%)
Provident Financial Services Inc	28,510	304	Alliance One International Inc (a)	87,680	329
United Financial Bancorp Inc	21,200	281
WSFS Financial Corp	9,400	255	Tools - Hand Held (0.44%)

		2,110	Snap-On Inc	20,960	711

Schools (0.60%)			Toys (0.29%)
Capella Education Co (a)	8,260	424	Marvel Entertainment Inc (a)	15,860	473
DeVry Inc	7,680	327
Grand Canyon Education Inc (a)	13,090	214	Transactional Software (0.36%)

		965	Solera Holdings Inc (a)	25,610	584

Semiconductor Component - Integrated Circuits (1.09%)			Transport - Marine (0.08%)
Hittite Microwave Corp (a)	17,400	647	Overseas Shipholding Group Inc	4,274	123
Integrated Device Technology Inc (a)	116,540	633
Micrel Inc	33,990	255	Transport - Services (0.53%)
Pericom Semiconductor Corp (a)	24,290	216	HUB Group Inc (a)	37,330	859

		1,751

			Transport - Truck (0.15%)
Semiconductor Equipment (0.36%)
			Marten Transport Ltd (a)	11,830	245
Entegris Inc (a)	165,990	246
Ultratech Inc (a)	24,790	335	Wireless Equipment (0.18%)

		581	Viasat Inc (a)	12,801	294

Telecommunication Equipment (0.78%)
Anaren Inc (a)	16,140	210	X-Ray Equipment (0.40%)
			Hologic Inc (a)	42,970	639
Arris Group Inc (a)	46,160	492

Comtech Telecommunications Corp (a)	13,797	462	TOTAL COMMON STOCKS	$ 154,577

Symmetricom Inc (a)	19,010	95		Principal

		1,259		Amount	Value

				(000's)	(000's)

Telecommunication Equipment - Fiber Optics (0.35%)
			REPURCHASE AGREEMENTS (3.68%)
Harmonic Inc (a)	75,730	555
			Diversified Banking Institutions (3.68%)
Telecommunication Services (1.23%)			Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.15%
Consolidated Communications Holdings Inc	47,290	532
			dated 04/30/09 maturing 05/01/09
MasTec Inc (a)	29,180	365	(collateralized by Sovereign Agency
NTELOS Holdings Corp	28,380	453	Issues; $2,009,000; 0.00% - 5.87%; dated
Premiere Global Services Inc (a)	59,930	632	09/11/09 - 01/22/37)	$ 1,970$	1,970

		1,982

Telephone - Integrated (0.16%)
General Communication Inc (a)	33,000	253

See accompanying notes

461

Schedule of Investments SmallCap Blend Fund April 30, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $2,009,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	$ 1,970$	1,970
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $2,009,000; 1.00% - 7.125%; dated
05/04/09 - 02/15/30)	1,969	1,969

		5,909

TOTAL REPURCHASE AGREEMENTS	$ 5,909

Total Investments	$ 160,486
Other Assets in Excess of Liabilities, Net - 0.15%		248

TOTAL NET ASSETS - 100.00%	$ 160,734

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 13,814
Unrealized Depreciation	(29,609)

Net Unrealized Appreciation (Depreciation)	(15,795)
Cost for federal income tax purposes	176,281
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	23.17%
Consumer, Non-cyclical	22.98%
Industrial	16.23%
Consumer, Cyclical	12.56%
Technology	9.05%
Communications	6.84%
Energy	4.11%
Utilities	3.53%
Basic Materials	1.19%
Diversified	0.19%
Other Assets in Excess of Liabilities, Net	0.15%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	2.79%

See accompanying notes

462

Schedule of Investments
SmallCap Blend Fund
April 30, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; June 2009	Buy	92	$ 3,389	$ 4,477	$ 1,088
All dollar amounts are shown in thousands (000's)

See accompanying notes

463

Schedule of Investments SmallCap Growth Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.51%)			COMMON STOCKS (continued)
Aerospace & Defense (1.86%)			Computers - Integrated Systems (1.57%)
Esterline Technologies Corp (a)	51,854 $	1,366	Jack Henry & Associates Inc	81,500$	1,469
Teledyne Technologies Inc (a)	25,405	811	NCI Inc (a)	44,900	1,094
TransDigm Group Inc (a)	44,755	1,573	Super Micro Computer Inc (a)	115,000	600

		3,750			3,163

Aerospace & Defense Equipment (1.38%)			Computers - Memory Devices (0.68%)
BE Aerospace Inc (a)	87,584	945	Data Domain Inc (a)	83,000	1,376
Triumph Group Inc	44,449	1,837

		2,782	Consulting Services (2.61%)

			FTI Consulting Inc (a)	22,510	1,235
Alternative Waste Tech (0.78%)
			Huron Consulting Group Inc (a)	32,077	1,538
Calgon Carbon Corp (a)	92,000	1,562
			ICF International Inc (a)	15,000	413
			Navigant Consulting Inc (a)	63,675	937
Apparel Manufacturers (0.48%)
True Religion Apparel Inc (a)	61,342	967	Watson Wyatt Worldwide Inc	21,300	1,130

					5,253

Applications Software (1.32%)			Consumer Products - Miscellaneous (1.35%)
Progress Software Corp (a)	60,500	1,282	Jarden Corp (a)	66,000	1,326
Quest Software Inc (a)	95,000	1,380	Tupperware Brands Corp	55,800	1,397

		2,662			2,723

Batteries & Battery Systems (0.63%)			Containers - Metal & Glass (0.46%)
EnerSys (a)	74,359	1,268	Silgan Holdings Inc	20,000	930

Beverages - Wine & Spirits (0.44%)			Containers - Paper & Plastic (0.69%)
Central European Distribution Corp (a)	39,376	882	Rock-Tenn Co	37,000	1,397

Building - Heavy Construction (0.68%)			Cosmetics & Toiletries (0.91%)
Orion Marine Group Inc (a)	91,000	1,363	Chattem Inc (a)	33,317	1,829

Casino Services (0.81%)			Diagnostic Equipment (1.35%)
Bally Technologies Inc (a)	62,036	1,624	Gen-Probe Inc (a)	29,800	1,435
			Immucor Inc (a)	78,491	1,279

Chemicals - Specialty (0.32%)
					2,714

Stepan Co	16,500	653
			Diagnostic Kits (1.57%)
Commercial Banks (1.63%)			Inverness Medical Innovations Inc (a)	61,678	1,992
Bank of the Ozarks Inc	58,542	1,454	Meridian Bioscience Inc	67,869	1,179

Signature Bank/New York NY (a)	52,500	1,427			3,171

WesBanco Inc	19,894	396

			Disposable Medical Products (0.63%)
		3,277

			Merit Medical Systems Inc (a)	81,880	1,270
Commercial Services (1.36%)
Arbitron Inc	56,500	1,176	Distribution & Wholesale (1.05%)
Steiner Leisure Ltd (a)	49,133	1,555	FGX International Holdings Ltd (a)	114,127	1,315

		2,731	Titan Machinery Inc (a)	80,000	810

					2,125

Commercial Services - Finance (0.77%)
Wright Express Corp (a)	67,444	1,543	Diversified Manufacturing Operations (0.94%)
			AZZ Inc (a)	46,130	1,427
Computer Aided Design (1.34%)			Koppers Holdings Inc	24,284	460

ANSYS Inc (a)	45,386	1,253			1,887

Parametric Technology Corp (a)	129,500	1,444

		2,697

See accompanying notes

464

Schedule of Investments SmallCap Growth Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Educational Software (0.52%)			Footwear & Related Apparel (0.77%)
Blackboard Inc (a)	31,036 $	1,056	Iconix Brand Group Inc (a)	109,000 $	1,554

Electric Products - Miscellaneous (0.70%)			Human Resources (0.43%)
GrafTech International Ltd (a)	159,838	1,405	SuccessFactors Inc (a)	99,000	862

Electronic Components - Miscellaneous (0.45%)			Internet Application Software (1.29%)
OSI Systems Inc (a)	48,000	900	eResearchTechnology Inc (a)	95,974	486
			S1 Corp (a)	168,000	1,042
Electronic Components - Semiconductors (3.12%)			Vocus Inc (a)	63,458	1,079

Microsemi Corp (a)	132,241	1,775			2,607

PMC - Sierra Inc (a)	185,760	1,471
			Internet Infrastructure Software (0.47%)
Silicon Laboratories Inc (a)	49,060	1,632
			AsiaInfo Holdings Inc (a)	56,100	940
Skyworks Solutions Inc (a)	159,724	1,412

		6,290

			Internet Security (0.63%)
Energy - Alternate Sources (0.44%)			Blue Coat Systems Inc (a)	96,000	1,273
GT Solar International Inc (a)	124,000	879
			Internet Telephony (0.82%)
Engineering - Research & Development Services (1.35%)			j2 Global Communications Inc (a)	69,000	1,655
EMCOR Group Inc (a)	73,777	1,534
Exponent Inc (a)	42,219	1,178	Intimate Apparel (0.64%)

		2,712	Warnaco Group Inc/The (a)	44,657	1,288

Enterprise Software & Services (3.67%)			Lasers - Systems & Components (0.64%)
Ariba Inc (a)	102,974	989	Rofin-Sinar Technologies Inc (a)	60,529	1,290
Concur Technologies Inc (a)	60,950	1,650
Informatica Corp (a)	94,662	1,505	Leisure & Recreation Products (0.73%)
Mantech International Corp (a)	15,000	543	WMS Industries Inc (a)	45,813	1,471
MicroStrategy Inc (a)	13,033	507
Sybase Inc (a)	64,542	2,192	Machinery - Construction & Mining (0.60%)

			Bucyrus International Inc	56,000	1,216
		7,386

Entertainment Software (0.58%)			Machinery - General Industry (2.16%)
Take-Two Interactive Software Inc (a)	128,500	1,167	Chart Industries Inc (a)	75,335	1,042
			Middleby Corp (a)	36,447	1,595
Environmental Consulting & Engineering (0.21%)			Wabtec Corp	44,974	1,715

Tetra Tech Inc (a)	17,000	418			4,352

E-Services - Consulting (0.81%)			Medical - Biomedical/Gene (5.84%)
Websense Inc (a)	92,016	1,641	Acorda Therapeutics Inc (a)	41,000	813
			Affymax Inc (a)	27,600	490
Finance - Investment Banker & Broker (1.54%)			Arqule Inc (a)	133,000	592
Interactive Brokers Group Inc (a)	58,500	863	Bio-Rad Laboratories Inc (a)	16,406	1,143
Knight Capital Group Inc (a)	93,634	1,450	Celera Corp (a)	170,737	1,381
Stifel Financial Corp (a)	16,000	788	Cubist Pharmaceuticals Inc (a)	100,399	1,667

		3,101	Cytokinetics Inc (a)	167,000	311

Food - Miscellaneous/Diversified (1.36%)			Exelixis Inc (a)	241,880	1,192
American Italian Pasta Co (a)	29,000	912	Human Genome Sciences Inc (a)	294,901	646
Diamond Foods Inc	36,000	943	Incyte Corp (a)	402,763	951
Ralcorp Holdings Inc (a)	15,628	893	Maxygen Inc (a)	105,000	614

		2,748	Myriad Genetics Inc (a)	51,000	1,978

					11,778

See accompanying notes

465

Schedule of Investments
SmallCap Growth Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (1.67%)			Oil Company - Exploration & Production (4.60%)
Array Biopharma Inc (a)	237,090 $	695	Arena Resources Inc (a)	48,060 $	1,378
Orexigen Therapeutics Inc (a)	245,854	698	Comstock Resources Inc (a)	44,776	1,543
PharMerica Corp (a)	63,636	1,162	Concho Resources Inc/Midland TX (a)	51,110	1,401
Progenics Pharmaceuticals Inc (a)	75,953	416	Encore Acquisition Co (a)	46,500	1,357
XenoPort Inc (a)	29,497	403	EXCO Resources Inc (a)	115,000	1,355

		3,374	Mariner Energy Inc (a)	72,766	828

			Rosetta Resources Inc (a)	108,654	766
Medical - Generic Drugs (0.66%)
Perrigo Co	51,500	1,335	St Mary Land & Exploration Co	36,359	650

					9,278

Medical - Nursing Homes (0.45%)			Pharmacy Services (0.79%)
Skilled Healthcare Group Inc (a)	104,068	908	Catalyst Health Solutions Inc (a)	70,256	1,584

Medical - Outpatient & Home Medical Care (1.49%)			Private Corrections (0.62%)
Amedisys Inc (a)	46,992	1,576	Geo Group Inc/The (a)	75,592	1,257
Gentiva Health Services Inc (a)	44,000	701
LHC Group Inc (a)	31,536	720	Quarrying (0.30%)

		2,997	Compass Minerals International Inc	12,600	608

Medical Imaging Systems (0.16%)
			REITS - Diversified (0.99%)
IRIS International Inc (a)	29,036	324
			Digital Realty Trust Inc	36,607	1,318
			Entertainment Properties Trust	29,348	678

Medical Instruments (2.45%)
Conmed Corp (a)	48,000	639			1,996

Genomic Health Inc (a)	61,809	1,391	REITS - Mortgage (0.37%)
Integra LifeSciences Holdings Corp (a)	48,528	1,253	Chimera Investment Corp	210,000	741
Kensey Nash Corp (a)	35,276	739
Symmetry Medical Inc (a)	125,000	907	REITS - Office Property (0.21%)

		4,929	Alexandria Real Estate Equities Inc	11,500	420

Medical Laboratory & Testing Service (0.58%)			Research & Development (0.51%)
ICON PLC ADR (a)	74,160	1,175	Parexel International Corp (a)	104,647	1,037

Medical Products (1.38%)			Retail - Appliances (0.31%)
American Medical Systems Holdings Inc (a)	98,000	1,212	hhgregg Inc (a)	38,000	631
Zoll Medical Corp (a)	97,913	1,575

		2,787	Retail - Building Products (0.56%)

			Lumber Liquidators Inc (a)	76,000	1,137
Metal Processors & Fabrication (0.57%)
RBC Bearings Inc (a)	61,506	1,138
			Retail - Discount (0.52%)
			99 Cents Only Stores (a)	98,000	1,053
Networking Products (0.77%)
Polycom Inc (a)	83,000	1,547
			Retail - Gardening Products (0.44%)
			Tractor Supply Co (a)	22,000	888
Non-Hazardous Waste Disposal (0.29%)
Waste Connections Inc (a)	23,000	593
			Retail - Restaurants (1.89%)
			CKE Restaurants Inc	120,000	1,148
Oil - Field Services (1.30%)
			Jack in the Box Inc (a)	69,493	1,709
Matrix Service Co (a)	75,373	722
			Texas Roadhouse Inc (a)	83,000	945

Superior Energy Services Inc (a)	52,000	999
					3,802

Willbros Group Inc (a)	79,028	906

		2,627	Retail - Sporting Goods (0.62%)

			Hibbett Sports Inc (a)	59,890	1,249

See accompanying notes

466

Schedule of Investments SmallCap Growth Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Schools (1.66%)			Transport - Services (0.56%)
Capella Education Co (a)	17,000 $	874	HUB Group Inc (a)	49,000 $	1,127
DeVry Inc	41,501	1,766
Grand Canyon Education Inc (a)	43,018	703	Transport - Truck (0.30%)

		3,343	Old Dominion Freight Line Inc (a)	21,442	604

Semiconductor Component - Integrated Circuits (1.01%)			Vitamins & Nutrition Products (0.40%)
Hittite Microwave Corp (a)	27,700	1,029	Herbalife Ltd	40,900	811
Integrated Device Technology Inc (a)	186,854	1,015

		2,044	Wireless Equipment (0.67%)

			Viasat Inc (a)	58,370	1,342
Semiconductor Equipment (0.90%)
ATMI Inc (a)	60,158	950
			X-Ray Equipment (0.69%)
Ultratech Inc (a)	64,000	865	Hologic Inc (a)	93,231	1,385

		1,815

			TOTAL COMMON STOCKS	$ 196,498

Steel Pipe & Tube (0.60%)				Principal
Valmont Industries Inc	18,956	1,209
				Amount	Value
				(000's)	(000's)

Telecommunication Equipment (0.38%)
			REPURCHASE AGREEMENTS (2.69%)
Comtech Telecommunications Corp (a)	23,000	770
			Diversified Banking Institutions (2.69%)

Telecommunication Equipment - Fiber Optics (0.73%)			Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.15%
Harmonic Inc (a)	199,242	1,460	dated 04/30/09 maturing 05/01/09
			(collateralized by Sovereign Agency
Telecommunication Services (2.00%)			Issues; $1,842,000; 0.00% - 5.87%; dated
MasTec Inc (a)	118,663	1,484	09/11/09 - 01/22/37)	$ 1,806$	1,806
NTELOS Holdings Corp	71,023	1,135	Investment in Joint Trading Account;
Premiere Global Services Inc (a)	134,046	1,413	Deutsche Bank Repurchase Agreement;

			0.15% dated 04/30/09 maturing 05/01/09
		4,032	(collateralized by Sovereign Agency

Theaters (0.46%)			Issues; $1,842,000; 0.93% - 5.00%; dated
			03/30/10 - 01/08/14)	1,806	1,806
National CineMedia Inc	64,000	930
			Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Therapeutics (3.05%)			0.12% dated 04/30/09 maturing 05/01/09
Allos Therapeutics Inc (a)	177,068	1,086	(collateralized by Sovereign Agency
Isis Pharmaceuticals Inc (a)	80,000	1,254	Issues; $1,842,000; 1.00% - 7.125%; dated
Medarex Inc (a)	120,000	710	05/04/09 - 02/15/30)	1,807	1,807

Onyx Pharmaceuticals Inc (a)	48,000	1,243			5,419

Questcor Pharmaceuticals Inc (a)	198,000	891	TOTAL REPURCHASE AGREEMENTS	$ 5,419

Vivus Inc (a)	241,528	969

			Total Investments	$ 201,917
		6,153

			Liabilities in Excess of Other Assets, Net - (0.20)%		(397)

Toys (1.02%)			TOTAL NET ASSETS - 100.00%	$ 201,520

Jakks Pacific Inc (a)	63,686	805
Marvel Entertainment Inc (a)	41,745	1,246

		2,051	(a) Non-Income Producing Security

Transactional Software (0.87%)
Solera Holdings Inc (a)	76,500	1,746

Transport - Marine (0.33%)
General Maritime Corp	67,765	673

See accompanying notes

467

Schedule of Investments SmallCap Growth Fund April 30, 2009 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 16,961
Unrealized Depreciation	(49,530)

Net Unrealized Appreciation (Depreciation)	(32,569)
Cost for federal income tax purposes	234,486
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	35.18%
Industrial	16.17%
Technology	15.58%
Consumer, Cyclical	10.31%
Communications	8.57%
Financial	7.42%
Energy	6.34%
Basic Materials	0.63%
Liabilities in Excess of Other Assets, Net	(0.20%)

TOTAL NET ASSETS	100.00%

See accompanying notes

468

Schedule of Investments SmallCap Growth Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.02%)			COMMON STOCKS (continued)
Advanced Materials & Products (1.08%)			E-Commerce - Services (1.01%)
Hexcel Corp (a)	164,200 $	1,575	NetFlix Inc (a)	32,500 $	1,473

Alternative Waste Tech (0.87%)			Electric Products - Miscellaneous (1.18%)
Calgon Carbon Corp (a)	74,400	1,264	AMETEK Inc	53,400	1,720

Apparel Manufacturers (1.20%)			Electronic Components - Semiconductors (4.79%)
Carter's Inc (a)	81,400	1,740	Advanced Analogic Technologies Inc (a)	216,400	1,039
			ON Semiconductor Corp (a)	413,100	2,239
Applications Software (0.79%)			PMC - Sierra Inc (a)	272,500	2,158
Quest Software Inc (a)	79,100	1,149	Skyworks Solutions Inc (a)	172,500	1,525

					6,961

Batteries & Battery Systems (1.04%)
EnerSys (a)	88,800	1,514	Electronic Design Automation (0.96%)
			Synopsys Inc (a)	64,300	1,400
Broadcasting Services & Programming (0.21%)
RHI Entertainment Inc (a)	95,500	308	E-Marketing & Information (2.32%)
			Constant Contact Inc (a)	93,000	1,482
Commercial Services (0.86%)			Digital River Inc (a)	49,200	1,890

HMS Holdings Corp (a)	41,900	1,256			3,372

Computer Services (0.36%)			Enterprise Software & Services (3.09%)
3PAR Inc (a)	68,500	525	Ariba Inc (a)	93,700	901
			Concur Technologies Inc (a)	8,400	227
Computer Software (0.25%)			Informatica Corp (a)	53,720	854
Blackbaud Inc	24,210	368	MedAssets Inc (a)	90,100	1,553
			Sybase Inc (a)	28,200	958

Computers - Integrated Systems (1.06%)					4,493

Brocade Communications Systems Inc (a)	26,600	154
			Entertainment Software (0.27%)
Micros Systems Inc (a)	66,000	1,384

			THQ Inc (a)	113,000	386
		1,538

Consulting Services (1.22%)			Finance - Investment Banker & Broker (4.21%)
Huron Consulting Group Inc (a)	14,700	705	Duff & Phelps Corp (a)	36,500	688
Navigant Consulting Inc (a)	72,800	1,071	Greenhill & Co Inc	23,100	1,791

		1,776	KBW Inc (a)	78,900	1,909

			Stifel Financial Corp (a)	35,350	1,740

Data Processing & Management (0.35%)
					6,128

Commvault Systems Inc (a)	40,400	503
			Hazardous Waste Disposal (1.01%)
Diagnostic Equipment (0.63%)			Stericycle Inc (a)	31,040	1,461
Immucor Inc (a)	56,500	920
			Home Furnishings (0.25%)
Diagnostic Kits (1.02%)			Tempur-Pedic International Inc	28,000	360
QIAGEN NV (a)	90,300	1,488
			Hotels & Motels (0.69%)
Distribution & Wholesale (0.40%)			Orient-Express Hotels Ltd	155,450	1,006
LKQ Corp (a)	34,100	579
			Human Resources (0.77%)
Diversified Manufacturing Operations (1.23%)			SuccessFactors Inc (a)	128,700	1,121
Actuant Corp	114,400	1,403
Colfax Corp (a)	45,100	389	Industrial Gases (0.29%)

		1,792	Airgas Inc	9,600	414

See accompanying notes

469

Schedule of Investments SmallCap Growth Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Internet Application Software (0.78%)			Medical Instruments (2.97%)
DealerTrack Holdings Inc (a)	74,600 $	1,132	Genomic Health Inc (a)	64,000 $	1,440
			NuVasive Inc (a)	45,200	1,713
Internet Content - Information & News (0.38%)			Volcano Corp (a)	88,700	1,170

Knot Inc/The (a)	60,700	551			4,323

Internet Infrastructure Software (2.26%)			Metal Processors & Fabrication (0.81%)
Akamai Technologies Inc (a)	94,300	2,076	RBC Bearings Inc (a)	63,500	1,175
F5 Networks Inc (a)	44,500	1,214

			Networking Products (1.55%)
		3,290

			Atheros Communications Inc (a)	43,700	753
Investment Management & Advisory Services (1.25%)			Netgear Inc (a)	93,700	1,500

Affiliated Managers Group Inc (a)	31,900	1,814			2,253

Lasers - Systems & Components (0.60%)			Oil - Field Services (2.74%)
Cymer Inc (a)	30,900	878	Core Laboratories NV	11,920	992
			Oceaneering International Inc (a)	26,400	1,203
Machinery - Construction & Mining (2.24%)			Superior Energy Services Inc (a)	66,700	1,281
Bucyrus International Inc	91,300	1,983	Tesco Corp (a)	50,900	512

Joy Global Inc	50,200	1,280			3,988

		3,263

			Oil Company - Exploration & Production (2.91%)
Machinery - Electrical (1.66%)			Bill Barrett Corp (a)	20,900	543
Baldor Electric Co	104,300	2,420	Cabot Oil & Gas Corp	46,000	1,389
			Concho Resources Inc/Midland TX (a)	32,300	886
Machinery - General Industry (1.45%)			Newfield Exploration Co (a)	34,000	1,060
Chart Industries Inc (a)	6,380	88
			Penn Virginia Corp	25,600	360

IDEX Corp	80,075	2,022

					4,238

		2,110

			Oil Field Machinery & Equipment (1.58%)
Medical - Biomedical/Gene (5.59%)			Complete Production Services Inc (a)	203,700	1,361
Acorda Therapeutics Inc (a)	48,100	954
			FMC Technologies Inc (a)	27,200	931

Alexion Pharmaceuticals Inc (a)	43,000	1,437
					2,292

AMAG Pharmaceuticals Inc (a)	9,400	422
Cougar Biotechnology Inc (a)	39,600	1,383	Patient Monitoring Equipment (1.87%)
Illumina Inc (a)	45,300	1,692	CardioNet Inc (a)	66,600	1,382
Incyte Corp (a)	134,700	318	Masimo Corp (a)	46,100	1,332

InterMune Inc (a)	32,600	441			2,714

OSI Pharmaceuticals Inc (a)	20,700	695	Physician Practice Management (0.70%)
United Therapeutics Corp (a)	12,500	785	IPC The Hospitalist Co Inc (a)	55,700	1,021

		8,127

			Printing - Commercial (1.60%)
Medical - Drugs (0.91%)
			VistaPrint Ltd (a)	67,900	2,332
Medivation Inc (a)	19,800	383
Optimer Pharmaceuticals Inc (a)	40,800	570	Resorts & Theme Parks (0.59%)
Pharmasset Inc (a)	41,000	369	Great Wolf Resorts Inc (a)	231,200	853

		1,322

			Respiratory Products (0.88%)
Medical - Outpatient & Home Medical Care (0.88%)
			ResMed Inc (a)	33,200	1,277
LHC Group Inc (a)	56,200	1,283
			Retail - Apparel & Shoe (2.10%)
Medical Information Systems (0.84%)
			Aeropostale Inc (a)	32,800	1,114
athenahealth Inc (a)	38,500	1,224
			American Eagle Outfitters Inc	130,900	1,940

					3,054

See accompanying notes

470

Schedule of Investments
SmallCap Growth Fund I
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Discount (2.60%)			Transport - Marine (0.93%)
Citi Trends Inc (a)	94,700 $	2,326	Kirby Corp (a)	43,800 $	1,351
Dollar Tree Inc (a)	34,300	1,452

		3,778	Transport - Rail (0.50%)

			Kansas City Southern (a)	47,800	729
Retail - Restaurants (3.51%)
Panera Bread Co (a)	25,500	1,428	Transport - Truck (0.95%)
Red Robin Gourmet Burgers Inc (a)	69,690	1,711	Knight Transportation Inc	77,900	1,377
Texas Roadhouse Inc (a)	173,100	1,970

		5,109	Wireless Equipment (1.08%)

			SBA Communications Corp (a)	62,200	1,567

Retail - Sporting Goods (2.44%)
Dick's Sporting Goods Inc (a)	88,000	1,672	TOTAL COMMON STOCKS	$ 141,088

Hibbett Sports Inc (a)	90,200	1,881		Principal

		3,553		Amount	Value

				(000's)	(000's)

Schools (3.53%)
			REPURCHASE AGREEMENTS (2.99%)
American Public Education Inc (a)	24,400	878
			Diversified Banking Institutions (2.99%)
Corinthian Colleges Inc (a)	59,300	913
			Investment in Joint Trading Account; Bank
K12 Inc (a)	90,600	1,593	of America Repurchase Agreement; 0.15%
Strayer Education Inc	9,200	1,743	dated 04/30/09 maturing 05/01/09

		5,127	(collateralized by Sovereign Agency

			Issues; $1,481,000; 0.00% - 5.87%; dated
Semiconductor Component - Integrated Circuits (0.93%)			09/11/09 - 01/22/37)	$ 1,452$	1,452
Hittite Microwave Corp (a)	25,000	929	Investment in Joint Trading Account;
Intellon Corp (a)	155,600	422	Deutsche Bank Repurchase Agreement;

		1,351	0.15% dated 04/30/09 maturing 05/01/09

			(collateralized by Sovereign Agency
Semiconductor Equipment (1.45%)			Issues; $1,481,000; 0.93% - 5.00%; dated
Formfactor Inc (a)	85,400	1,488	03/30/10 - 01/08/14)	1,452	1,452
Verigy Ltd (a)	55,800	614	Investment in Joint Trading Account;

			Morgan Stanley Repurchase Agreement;
		2,102	0.12% dated 04/30/09 maturing 05/01/09

Steel Pipe & Tube (0.83%)			(collateralized by Sovereign Agency
			Issues; $1,481,000; 1.00% - 7.125%; dated
Valmont Industries Inc	19,000	1,212
			05/04/09 - 02/15/30)	1,451	1,451

					4,355
Telecommunication Equipment - Fiber Optics (1.20%)

Ciena Corp (a)	145,500	1,739	TOTAL REPURCHASE AGREEMENTS	$ 4,355

			Total Investments	$ 145,443
Telecommunication Services (0.93%)
			Liabilities in Excess of Other Assets, Net - (0.01)%		(20)

Cbeyond Inc (a)	48,300	984
tw telecom inc (a)	39,400	362	TOTAL NET ASSETS - 100.00%	$ 145,423

		1,346

Theaters (1.45%)			(a) Non-Income Producing Security
National CineMedia Inc	145,400	2,113
			Unrealized Appreciation (Depreciation)
Therapeutics (1.50%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Alexza Pharmaceuticals Inc (a)	19,700	33	of investments held by the fund as of the period end were as follows:
Allos Therapeutics Inc (a)	167,500	1,027
			Unrealized Appreciation	$ 16,604
Onyx Pharmaceuticals Inc (a)	31,600	818
			Unrealized Depreciation		(32,020)

Questcor Pharmaceuticals Inc (a)	68,500	308

			Net Unrealized Appreciation (Depreciation)		(15,416)
		2,186

			Cost for federal income tax purposes		160,859
Transactional Software (0.64%)			All dollar amounts are shown in thousands (000's)
Solera Holdings Inc (a)	40,500	924

See accompanying notes

471

Schedule of Investments
SmallCap Growth Fund I
April 30, 2009 (unaudited)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	24.94%
Industrial	16.39%
Technology	15.77%
Consumer, Cyclical	15.23%
Communications	11.71%
Financial	8.46%
Energy	7.23%
Basic Materials	0.28%
Liabilities in Excess of Other Assets, Net	(0.01%)

TOTAL NET ASSETS	100.00%

See accompanying notes

472

Schedule of Investments SmallCap Growth Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.07%)			COMMON STOCKS (continued)
Aerospace & Defense Equipment (0.53%)			Commercial Services (continued)
AAR Corp (a)	111,078$	1,674	HMS Holdings Corp (a)	57,200$	1,715

					3,050

Airlines (1.06%)
			Computer Aided Design (0.77%)
Airtran Holdings Inc (a)	279,911	1,945
			ANSYS Inc (a)	88,162	2,435
Allegiant Travel Co (a)	27,413	1,427

		3,372

			Computer Services (0.06%)
Alternative Waste Tech (0.88%)			iGate Corp	54,183	205
Calgon Carbon Corp (a)	130,894	2,222
Darling International Inc (a)	98,733	565	Computers - Integrated Systems (1.89%)

		2,787	Brocade Communications Systems Inc (a)	240,230	1,389

			Micros Systems Inc (a)	80,515	1,689
Apparel Manufacturers (0.25%)
			NCI Inc (a)	55,764	1,358
Under Armour Inc (a)	33,982	800
			Netscout Systems Inc (a)	45,227	407
			Riverbed Technology Inc (a)	63,341	1,160

Applications Software (2.04%)
Ebix Inc (a)	65,177	1,812			6,003

EPIQ Systems Inc (a)	28,554	442	Computers - Memory Devices (0.23%)
Nuance Communications Inc (a)	316,293	4,222	Data Domain Inc (a)	43,876	727

		6,476

			Computers - Peripheral Equipment (0.36%)
Auto/Truck Parts & Equipment - Original (0.42%)
			Compellent Technologies Inc (a)	103,851	1,159
Titan International Inc	117,500	711
Wonder Auto Technology Inc (a)	91,444	615	Consulting Services (0.26%)

		1,326	Watson Wyatt Worldwide Inc	15,400	817

Batteries & Battery Systems (0.76%)
			Consumer Products - Miscellaneous (0.89%)
EnerSys (a)	142,300	2,426
			Helen of Troy Ltd (a)	29,998	479
Broadcasting Services & Programming (0.25%)			Jarden Corp (a)	56,086	1,127
DG FastChannel Inc (a)	21,128	493	Scotts Miracle-Gro Co/The	36,000	1,216

Outdoor Channel Holdings Inc (a)	40,118	300			2,822

		793	Containers - Metal & Glass (0.25%)

Building & Construction - Miscellaneous (0.24%)			Greif Inc	17,612	797
Layne Christensen Co (a)	15,946	346
			Containers - Paper & Plastic (0.79%)
MYR Group Inc/Delaware (a)	27,049	403

			Rock-Tenn Co	66,665	2,517
		749

Chemicals - Specialty (0.13%)			Cosmetics & Toiletries (0.61%)
Sensient Technologies Corp	17,063	399	Chattem Inc (a)	35,100	1,927

Commercial Banks (1.37%)			Data Processing & Management (0.26%)
Iberiabank Corp	34,560	1,579	FalconStor Software Inc (a)	225,240	833
PrivateBancorp Inc	43,322	877
Prosperity Bancshares Inc	23,572	655	Decision Support Software (0.26%)
Signature Bank/New York NY (a)	4,646	126	Interactive Intelligence Inc (a)	47,494	523
Texas Capital Bancshares Inc (a)	64,494	903	Wind River Systems Inc (a)	41,505	304

Western Alliance Bancorp (a)	33,413	217			827

		4,357	Diagnostic Equipment (0.35%)

Commercial Services (0.96%)			Cepheid Inc (a)	36,627	355
Healthcare Services Group Inc	74,650	1,335	Hansen Medical Inc (a)	72,400	389
			Immucor Inc (a)	22,446	366

					1,110

See accompanying notes

473

Schedule of Investments SmallCap Growth Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Distribution & Wholesale (1.54%)			Engineering - Research & Development
FGX International Holdings Ltd (a)	30,269 $	349	Services (continued)
			VSE Corp	14,258 $	426

LKQ Corp (a)	214,546	3,643
					4,585

MWI Veterinary Supply Inc (a)	9,538	296
Tech Data Corp (a)	21,000	605	Enterprise Software & Services (2.63%)

		4,893	Advent Software Inc (a)	19,611	652

			Concur Technologies Inc (a)	18,411	498
Diversified Manufacturing Operations (1.16%)
			MedAssets Inc (a)	120,400	2,076
Ameron International Corp	4,429	262
			Omnicell Inc (a)	78,500	691
Colfax Corp (a)	27,600	238
			Sybase Inc (a)	35,022	1,189
ESCO Technologies Inc (a)	76,999	3,202

			Ultimate Software Group Inc (a)	174,117	3,261

		3,702

					8,367

Drug Delivery Systems (0.39%)
Alkermes Inc (a)	76,000	582	Environmental Consulting & Engineering (0.32%)
			Tetra Tech Inc (a)	42,054	1,033
Nektar Therapeutics (a)	117,700	659

		1,241

			E-Services - Consulting (0.77%)
Educational Software (1.24%)			GSI Commerce Inc (a)	171,936	2,443
Blackboard Inc (a)	95,956	3,265
SkillSoft PLC ADR (a)	80,640	679	Finance - Consumer Loans (0.17%)

		3,944	Portfolio Recovery Associates Inc (a)	15,132	529

Electric - Transmission (0.29%)			Finance - Investment Banker & Broker (0.17%)
ITC Holdings Corp	21,480	935	KBW Inc (a)	22,340	540

Electronic Components - Miscellaneous (0.08%)			Food - Miscellaneous/Diversified (1.31%)
Daktronics Inc	27,480	248	American Italian Pasta Co (a)	49,570	1,559
			Chiquita Brands International Inc (a)	186,825	1,414
Electronic Components - Semiconductors (3.30%)
			Diamond Foods Inc	46,081	1,207

Advanced Analogic Technologies Inc (a)	61,666	296
					4,180

Cavium Networks Inc (a)	84,383	1,062
Macrovision Solutions Corp (a)	154,323	3,120	Footwear & Related Apparel (1.03%)
Microsemi Corp (a)	253,429	3,401	Iconix Brand Group Inc (a)	183,246	2,613
Monolithic Power Systems Inc (a)	47,380	876	Steven Madden Ltd (a)	22,606	665

Netlogic Microsystems Inc (a)	32,454	1,058			3,278

PMC - Sierra Inc (a)	86,019	681	Hazardous Waste Disposal (1.00%)

		10,494	Clean Harbors Inc (a)	34,400	1,724

Electronic Measurement Instruments (0.87%)			EnergySolutions Inc	149,500	1,450

Axsys Technologies Inc (a)	28,134	1,179			3,174

Badger Meter Inc	3,617	141	Health Care Cost Containment (0.18%)
FLIR Systems Inc (a)	54,792	1,215	Transcend Services Inc (a)	48,624	564
LeCroy Corp (a)	68,342	222

		2,757	Human Resources (0.79%)

			Emergency Medical Services Corp (a)	46,300	1,613
Energy - Alternate Sources (0.14%)
			Kenexa Corp (a)	25,109	165
FuelCell Energy Inc (a)	111,699	355
			SuccessFactors Inc (a)	82,758	721

Headwaters Inc (a)	39,739	100

					2,499

		455

			Identification Systems - Development (0.18%)
Engineering - Research & Development Services (1.44%)
			Cogent Inc (a)	51,900	589
EMCOR Group Inc (a)	119,422	2,483
Stanley Inc (a)	65,000	1,676

See accompanying notes

474

Schedule of Investments SmallCap Growth Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Industrial Gases (0.60%)			Medical - Biomedical/Gene (4.81%)
Airgas Inc	44,018 $	1,898	Acorda Therapeutics Inc (a)	28,200 $	559
			Alexion Pharmaceuticals Inc (a)	40,222	1,344
Instruments - Scientific (0.31%)			Cougar Biotechnology Inc (a)	22,400	782
FEI Co (a)	56,524	971	Emergent Biosolutions Inc (a)	14,110	151
			Halozyme Therapeutics Inc (a)	137,600	870
Internet Application Software (0.18%)
			Illumina Inc (a)	63,555	2,374
Cybersource Corp (a)	40,131	586
			Martek Biosciences Corp (a)	37,820	689
Internet Content - Entertainment (0.14%)			Myriad Genetics Inc (a)	41,679	1,617
Shanda Interactive Entertainment Ltd ADR (a)	9,116	436	OSI Pharmaceuticals Inc (a)	56,454	1,895
			Regeneron Pharmaceuticals Inc (a)	125,607	1,666
Internet Content - Information & News (0.09%)			Seattle Genetics Inc (a)	171,332	1,581
TheStreet.com Inc	131,662	280	Sequenom Inc (a)	87,634	317
			United Therapeutics Corp (a)	23,401	1,470

Internet Incubators (0.17%)					15,315

Internet Capital Group Inc (a)	102,368	556
			Medical - Drugs (0.59%)
Internet Infrastructure Equipment (0.54%)			Array Biopharma Inc (a)	124,300	364
Avocent Corp (a)	117,952	1,703	Auxilium Pharmaceuticals Inc (a)	35,000	802
			Medivation Inc (a)	36,000	696

Internet Infrastructure Software (1.19%)					1,862

AsiaInfo Holdings Inc (a)	82,584	1,383
			Medical - Generic Drugs (0.22%)
F5 Networks Inc (a)	87,700	2,392

			Par Pharmaceutical Cos Inc (a)	27,946	300
		3,775

			Perrigo Co	15,793	409

Internet Security (0.40%)					709

Blue Coat Systems Inc (a)	96,100	1,274
			Medical - Outpatient & Home Medical Care (0.39%)
Internet Telephony (0.26%)			LHC Group Inc (a)	54,900	1,253
j2 Global Communications Inc (a)	34,248	822
			Medical Information Systems (0.89%)
Intimate Apparel (0.39%)			Computer Programs & Systems Inc	11,417	399
Warnaco Group Inc/The (a)	42,634	1,230	Phase Forward Inc (a)	171,296	2,443

					2,842

Lasers - Systems & Components (0.47%)			Medical Instruments (3.49%)
II-VI Inc (a)	63,001	1,510	Bruker BioSciences Corp (a)	65,497	431
			CryoLife Inc (a)	28,501	155
Lighting Products & Systems (0.43%)
			Genomic Health Inc (a)	65,528	1,474
Universal Display Corp (a)	121,177	1,368
			Integra LifeSciences Holdings Corp (a)	63,300	1,635
Machinery - Construction & Mining (0.11%)			Natus Medical Inc (a)	44,600	392
Bucyrus International Inc	16,823	365	NuVasive Inc (a)	28,075	1,064
			Thoratec Corp (a)	128,296	3,728
Machinery - General Industry (0.75%)			Volcano Corp (a)	169,470	2,235

DXP Enterprises Inc (a)	33,380	443			11,114

Wabtec Corp	50,985	1,945

			Medical Laboratory & Testing Service (0.96%)
		2,388

			Bio-Reference Labs Inc (a)	76,372	1,961
Machinery - Print Trade (0.06%)			ICON PLC ADR (a)	68,900	1,091

Presstek Inc (a)	96,154	186			3,052

			Medical Products (1.71%)
Machinery Tools & Related Products (0.34%)
Kennametal Inc	52,560	1,075	BioMimetic Therapeutics Inc (a)	134,268	1,156
			Cantel Medical Corp (a)	6,897	98

See accompanying notes

475

Schedule of Investments
SmallCap Growth Fund II
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Products (continued)			Oil Field Machinery & Equipment (0.25%)
Cyberonics Inc (a)	29,858 $	395	Dril-Quip Inc (a)	7,132 $	245
Greatbatch Inc (a)	21,869	460	T-3 Energy Services Inc (a)	42,100	566

Haemonetics Corp (a)	45,710	2,360			811

Luminex Corp (a)	29,156	478
			Patient Monitoring Equipment (0.38%)
Wright Medical Group Inc (a)	36,578	503	CardioNet Inc (a)	12,474	259

		5,450	Masimo Corp (a)	19,718	570

Medical Sterilization Products (0.44%)			Somanetics Corp (a)	24,135	391

STERIS Corp	57,800	1,393			1,220

			Pharmacy Services (0.38%)
Metal Processors & Fabrication (0.25%)
			BioScrip Inc (a)	167,433	532
CIRCOR International Inc	14,958	385
			Catalyst Health Solutions Inc (a)	9,651	218
Kaydon Corp	12,990	415

			SXC Health Solutions Corp (a)	22,165	444

		800

					1,194

Miscellaneous Manufacturers (0.15%)
			Physical Therapy & Rehabilitation Centers (0.44%)
American Railcar Industries Inc	15,634	142
			Psychiatric Solutions Inc (a)	41,200	799
FreightCar America Inc	17,817	343

			RehabCare Group Inc (a)	36,534	610

		485

					1,409

MRI - Medical Diagnostic Imaging (0.12%)
			Physician Practice Management (0.28%)
Alliance HealthCare Services Inc (a)	47,650	375
			Mednax Inc (a)	25,201	905

Multi-Line Insurance (0.49%)
			Power Converter & Supply Equipment (0.54%)
HCC Insurance Holdings Inc	64,948	1,554
			A-Power Energy Generation Systems Ltd (a)	35,791	295

Multimedia (0.89%)			Energy Conversion Devices Inc (a)	49,420	908
Factset Research Systems Inc	52,629	2,820	Powell Industries Inc (a)	14,106	508

					1,711

Networking Products (0.76%)
			Printing - Commercial (0.17%)
Acme Packet Inc (a)	53,432	412
			VistaPrint Ltd (a)	15,480	532
Atheros Communications Inc (a)	40,406	696

BigBand Networks Inc (a)	79,488	466	Property & Casualty Insurance (0.59%)
Ixia (a)	148,365	854	First Mercury Financial Corp	22,916	303

		2,428	Navigators Group Inc (a)	28,977	1,315

Non-Hazardous Waste Disposal (0.50%)			PMA Capital Corp (a)	66,857	251

Waste Connections Inc (a)	62,320	1,607			1,869

			Quarrying (0.08%)
Oil - Field Services (0.45%)
			Compass Minerals International Inc	5,275	254
Core Laboratories NV	17,322	1,442

			Reinsurance (0.11%)
Oil Company - Exploration & Production (3.84%)
			Argo Group International Holdings Ltd (a)	12,902	361
Arena Resources Inc (a)	96,954	2,780

Atlas Energy Resources LLC	28,008	497	REITS - Healthcare (0.74%)
Comstock Resources Inc (a)	17,800	613	Ventas Inc	82,312	2,357
Concho Resources Inc/Midland TX (a)	25,480	699
EXCO Resources Inc (a)	41,437	488	REITS - Office Property (0.22%)
GMX Resources Inc (a)	19,415	212	BioMed Realty Trust Inc	61,294	699
Mariner Energy Inc (a)	189,956	2,162
PetroHawk Energy Corp (a)	45,572	1,076	REITS - Single Tenant (0.11%)
			National Retail Properties Inc	19,830	352
Whiting Petroleum Corp (a)	112,865	3,697

		12,224

See accompanying notes

476

Schedule of Investments SmallCap Growth Fund II April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Research & Development (0.28%)			Semiconductor Equipment (0.30%)
Kendle International Inc (a)	60,198 $	536	Amtech Systems Inc (a)	46,364 $	194
Parexel International Corp (a)	34,768	344	Varian Semiconductor Equipment

		880	Associates Inc (a)	29,210	748

					942

Respiratory Products (1.00%)
ResMed Inc (a)	82,813	3,184	Software Tools (0.57%)
			ArcSight Inc (a)	120,000	1,812
Retail - Apparel & Shoe (4.39%)
Aeropostale Inc (a)	93,400	3,173	Steel - Producers (0.35%)
Charming Shoppes Inc (a)	164,014	572	Steel Dynamics Inc	88,612	1,103
Chico's FAS Inc (a)	335,500	2,563
			Superconductor Production & Systems (0.25%)
Childrens Place Retail Stores Inc/The (a)	73,469	2,090
			American Superconductor Corp (a)	30,899	794
Finish Line Inc/The	64,361	547
Phillips-Van Heusen Corp	87,902	2,552	Telecommunication Equipment (2.32%)
Wet Seal Inc/The (a)	649,676	2,475	Anaren Inc (a)	9,775	127

		13,972	Applied Signal Technology Inc	35,074	693

Retail - Discount (0.60%)			CommScope Inc (a)	35,689	896
99 Cents Only Stores (a)	177,680	1,908	Comtech Telecommunications Corp (a)	52,300	1,751
			Nice Systems Ltd ADR (a)	153,161	3,922

Retail - Perfume & Cosmetics (0.39%)					7,389

Ulta Salon Cosmetics & Fragrance Inc (a)	140,057	1,226
			Telecommunication Equipment - Fiber Optics (0.45%)
Retail - Restaurants (4.31%)			Harmonic Inc (a)	194,885	1,429
BJ's Restaurants Inc (a)	82,957	1,368
			Telecommunication Services (2.01%)
California Pizza Kitchen Inc (a)	35,688	561
			NeuStar Inc (a)	51,518	980
Chipotle Mexican Grill Inc (a)	11,386	923
			Neutral Tandem Inc (a)	189,621	5,423

CKE Restaurants Inc	223,032	2,135
					6,403

Jack in the Box Inc (a)	110,583	2,719
Panera Bread Co (a)	31,000	1,736	Theaters (0.55%)
Texas Roadhouse Inc (a)	224,000	2,549	National CineMedia Inc	121,300	1,763
Wendy's/Arby's Group Inc	345,704	1,729

			Therapeutics (0.70%)
		13,720

			Allos Therapeutics Inc (a)	108,900	667
Retail - Sporting Goods (0.65%)			Isis Pharmaceuticals Inc (a)	64,086	1,005
Hibbett Sports Inc (a)	99,800	2,081	Onyx Pharmaceuticals Inc (a)	22,000	570

					2,242

Satellite Telecommunications (0.28%)
GeoEye Inc (a)	35,400	881	Toys (0.97%)
			Marvel Entertainment Inc (a)	103,520	3,089
Schools (0.80%)
American Public Education Inc (a)	11,688	421	Transactional Software (0.37%)
Capella Education Co (a)	23,680	1,217	Innerworkings Inc (a)	138,430	699
Corinthian Colleges Inc (a)	32,668	503	Synchronoss Technologies Inc (a)	36,471	484

K12 Inc (a)	23,093	406			1,183

		2,547	Transport - Marine (0.12%)

Semiconductor Component - Integrated Circuits (1.62%)			Genco Shipping & Trading Ltd	20,749	396
Cirrus Logic Inc (a)	65,572	305
			Transport - Services (1.18%)
Hittite Microwave Corp (a)	87,230	3,241
			HUB Group Inc (a)	163,854	3,769
Power Integrations Inc	75,894	1,617

		5,163

			Transport - Truck (0.98%)
			Landstar System Inc	75,790	2,699

See accompanying notes

477

Schedule of Investments
SmallCap Growth Fund II
April 30, 2009 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the fund as of the period end were as follows:
	Held	(000's)

COMMON STOCKS (continued)			Unrealized Appreciation	$ 32,932
Transport - Truck (continued)			Unrealized Depreciation	(77,184)

Old Dominion Freight Line Inc (a)	14,320 $	403	Net Unrealized Appreciation (Depreciation)	(44,252)

		3,102	Cost for federal income tax purposes	357,989

			All dollar amounts are shown in thousands (000's)
Veterinary Diagnostics (0.53%)
Neogen Corp (a)	23,892	541
			Portfolio Summary (unaudited)

VCA Antech Inc (a)	45,877	1,148

			Sector	Percent

		1,689

			Consumer, Non-cyclical	23.43%
Web Hosting & Design (0.17%)			Technology	16.79%
NIC Inc	100,009	540	Consumer, Cyclical	16.55%
			Industrial	14.95%
			Communications	13.25%
Wireless Equipment (2.39%)			Financial	7.51%
Ceragon Networks Ltd (a)	148,300	756	Energy	4.69%
InterDigital Inc (a)	23,972	631	Basic Materials	1.15%
RF Micro Devices Inc (a)	258,120	545	Utilities	0.29%
			Other Assets in Excess of Liabilities, Net	1.39%

SBA Communications Corp (a)	130,089	3,278
			TOTAL NET ASSETS	100.00%

Viasat Inc (a)	104,061	2,393

		7,603	Other Assets Summary (unaudited)

			Asset Type	Percent

TOTAL COMMON STOCKS	$ 302,470

			Futures	5.06%
	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (3.54%)
Diversified Banking Institutions (3.54%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $3,831,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 3,756$	3,756
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $3,831,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	3,756	3,756
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $3,831,000; 1.00% - 7.125%; dated
05/04/09 - 02/15/30)	3,755	3,755

		11,267

TOTAL REPURCHASE AGREEMENTS	$ 11,267

Total Investments	$ 313,737
Other Assets in Excess of Liabilities, Net - 1.39%		4,409

TOTAL NET ASSETS - 100.00%	$ 318,146

(a) Non-Income Producing Security

See accompanying notes

478

Schedule of Investments
SmallCap Growth Fund II
April 30, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; June 2009	Buy	331	$ 13,896	$ 16,110	$ 2,214
All dollar amounts are shown in thousands (000's)

See accompanying notes

479

     Schedule of Investments SmallCap Growth Fund III

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.52%)			COMMON STOCKS (continued)
Aerospace & Defense Equipment (1.38%)			E-Commerce - Services (0.46%)
Orbital Sciences Corp (a)	151,220$	2,338	NetFlix Inc (a)	17,400 $	788

Airlines (0.65%)			Electric - Transmission (1.38%)
Allegiant Travel Co (a)	21,270	1,107	ITC Holdings Corp	53,900	2,346

Alternative Waste Tech (1.42%)			Electronic Components - Semiconductors (4.96%)
Calgon Carbon Corp (a)	141,261	2,399	Macrovision Solutions Corp (a)	94,500	1,911
			Monolithic Power Systems Inc (a)	132,500	2,451
Apparel Manufacturers (2.44%)			Netlogic Microsystems Inc (a)	124,009	4,042

Carter's Inc (a)	193,323	4,133			8,404

Applications Software (2.39%)			Enterprise Software & Services (4.85%)
Nuance Communications Inc (a)	302,876	4,043	Ariba Inc (a)	238,000	2,287
			Open Text Corp (a)	24,000	788
Broadcasting Services & Programming (1.67%)			Sybase Inc (a)	151,706	5,152

DG FastChannel Inc (a)	121,400	2,832			8,227

Building - Heavy Construction (0.80%)			Entertainment Software (0.98%)
Granite Construction Inc	34,200	1,349	Changyou.com Ltd ADR (a)	53,900	1,657

Building & Construction - Miscellaneous (0.92%)			Finance - Investment Banker & Broker (1.99%)
MYR Group Inc/Delaware (a)	105,100	1,567	Greenhill & Co Inc	43,550	3,376

Coffee (2.31%)			Food - Baking (1.44%)
Green Mountain Coffee Roasters Inc (a)	54,100	3,912	Flowers Foods Inc	105,900	2,446

Commercial Banks (1.83%)			Food - Canned (0.98%)
Prosperity Bancshares Inc	111,600	3,099	TreeHouse Foods Inc (a)	62,600	1,665

Commercial Services - Finance (1.98%)			Food - Miscellaneous/Diversified (1.68%)
Coinstar Inc (a)	94,100	3,349	American Italian Pasta Co (a)	90,394	2,842

Computers - Integrated Systems (0.52%)			Footwear & Related Apparel (1.71%)
Brocade Communications Systems Inc (a)	153,500	887	Steven Madden Ltd (a)	98,300	2,892

Computers - Memory Devices (1.26%)			Gold Mining (1.90%)
STEC Inc (a)	221,900	2,130	IAMGOLD Corp	402,437	3,215

Computers - Peripheral Equipment (2.28%)			Internet Application Software (0.93%)
Compellent Technologies Inc (a)	185,566	2,071	Cybersource Corp (a)	108,300	1,582
Synaptics Inc (a)	55,063	1,788

			Internet Infrastructure Software (2.09%)
		3,859

			F5 Networks Inc (a)	130,100	3,548
Consulting Services (1.18%)
ICF International Inc (a)	73,000	2,008	Investment Management & Advisory Services (0.78%)
			Cohen & Steers Inc	90,400	1,331
Consumer Products - Miscellaneous (0.99%)
Scotts Miracle-Gro Co/The	49,500	1,672	Machinery - General Industry (0.79%)
			Middleby Corp (a)	30,500	1,335
Diagnostic Kits (0.71%)
Inverness Medical Innovations Inc (a)	37,200	1,201	Medical - Biomedical/Gene (4.34%)
			Alexion Pharmaceuticals Inc (a)	72,600	2,427
			Illumina Inc (a)	88,200	3,294

See accompanying notes

480

     Schedule of Investments SmallCap Growth Fund III

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)			Schools (continued)
Myriad Genetics Inc (a)	42,000 $	1,629	Career Education Corp (a)	51,700 $	1,139

		7,350	Corinthian Colleges Inc (a)	106,200	1,636

			Lincoln Educational Services Corp (a)	58,100	964
Medical Information Systems (2.04%)
athenahealth Inc (a)	108,967	3,465	Strayer Education Inc	9,900	1,875

					10,216

Medical Instruments (4.74%)			Telecommunication Equipment (0.95%)
NuVasive Inc (a)	107,797	4,086	Nice Systems Ltd ADR (a)	63,200	1,619
Thoratec Corp (a)	136,030	3,953

		8,039	Telecommunication Services (0.91%)

			Neutral Tandem Inc (a)	54,100	1,547
Medical Products (4.59%)
Haemonetics Corp (a)	44,238	2,284
			Transactional Software (3.14%)
Hanger Orthopedic Group Inc (a)	187,900	2,614
			Solera Holdings Inc (a)	233,200	5,322
Vnus Medical Technologies Inc (a)	92,597	2,051

Wright Medical Group Inc (a)	60,247	828	Web Portals (1.30%)

		7,777	Netease.com ADR (a)	72,800	2,197

MRI - Medical Diagnostic Imaging (0.49%)
			Wireless Equipment (3.64%)
Alliance HealthCare Services Inc (a)	104,500	822
			SBA Communications Corp (a)	244,900	6,172

Oil Company - Exploration & Production (4.22%)			TOTAL COMMON STOCKS	$ 165,295

Arena Resources Inc (a)	38,300	1,098	Total Investments	$ 165,295
Cabot Oil & Gas Corp	28,800	869	Other Assets in Excess of Liabilities, Net - 2.48%		4,201

Concho Resources Inc/Midland TX (a)	86,600	2,375
			TOTAL NET ASSETS - 100.00%	$ 169,496

EXCO Resources Inc (a)	239,311	2,819

		7,161

			(a) Non-Income Producing Security
Patient Monitoring Equipment (0.53%)
Masimo Corp (a)	31,026	897
			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Property & Casualty Insurance (0.95%)
			of investments held by the fund as of the period end were as follows:
Tower Group Inc	59,500	1,618

			Unrealized Appreciation	$ 17,660
Rental - Auto & Equipment (1.23%)
			Unrealized Depreciation		(5,456)

Aaron's Inc	62,000	2,081
			Net Unrealized Appreciation (Depreciation)		12,204

Retail - Apparel & Shoe (4.25%)			Cost for federal income tax purposes		153,091
			All dollar amounts are shown in thousands (000's)
Aeropostale Inc (a)	84,300	2,864
Buckle Inc/The	62,097	2,320
				Portfolio Summary (unaudited)

HOT Topic Inc (a)	164,600	2,015

			Sector		Percent

		7,199

			Consumer, Non-cyclical		33.20%
Retail - Appliances (0.61%)			Technology		22.42%
hhgregg Inc (a)	62,400	1,036	Communications		11.97%
			Consumer, Cyclical		10.12%
Retail - Restaurants (0.46%)			Financial		7.01%
			Industrial		5.30%
Chipotle Mexican Grill Inc (a)	9,700	787	Energy		4.22%
			Basic Materials		1.90%
Savings & Loans - Thrifts (1.45%)			Utilities		1.38%
First Niagara Financial Group Inc	181,000	2,451	Other Assets in Excess of Liabilities, Net		2.48%

			TOTAL NET ASSETS		100.00%

Schools (6.03%)
American Public Education Inc (a)	71,700	2,581
Capella Education Co (a)	39,340	2,021
See accompanying notes

481

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.57%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.14%)			Athletic Footwear (0.08%)
Ceradyne Inc (a)	27,863 $	480	K-Swiss Inc	28,949 $	291

Advertising Services (0.11%)			Audio & Video Products (0.11%)
inVentiv Health Inc (a)	35,981	399	Audiovox Corp (a)	19,974	111
			Universal Electronics Inc (a)	15,080	283

Aerospace & Defense (0.96%)					394

Aerovironment Inc (a)	16,842	399
			Auto - Truck Trailers (0.01%)
Cubic Corp	16,721	480
			Wabash National Corp	33,109	41
Esterline Technologies Corp (a)	32,020	844
National Presto Industries Inc	5,169	368
			Auto Repair Centers (0.04%)
Teledyne Technologies Inc (a)	38,847	1,240	Midas Inc (a)	15,110	151

		3,331

Aerospace & Defense Equipment (1.64%)			Auto/Truck Parts & Equipment - Original (0.19%)
AAR Corp (a)	41,705	628	Spartan Motors Inc	35,250	285
Curtiss-Wright Corp	48,759	1,559	Superior Industries International Inc	25,022	377

GenCorp Inc (a)	53,535	128			662

Kaman Corp	27,478	465	Auto/Truck Parts & Equipment - Replacement (0.11%)
Moog Inc (a)	45,885	1,229	ATC Technology Corp/IL (a)	21,328	339
Orbital Sciences Corp (a)	61,649	953	Standard Motor Products Inc	12,903	52

Triumph Group Inc	17,878	739			391

		5,701

			Brewery (0.08%)
Agricultural Operations (0.09%)			Boston Beer Co Inc (a)	10,916	290
Andersons Inc/The	19,628	315
			Building - Maintenance & Service (0.24%)
Airlines (0.21%)			ABM Industries Inc	48,020	841
Skywest Inc	61,415	739
			Building - Mobile Home & Manufactured Housing (0.12%)
Alternative Waste Tech (0.43%)			Skyline Corp	7,330	152
Calgon Carbon Corp (a)	58,302	990	Winnebago Industries	31,345	276

Darling International Inc (a)	88,185	504			428

		1,494

			Building - Residential & Commercial (0.32%)
Apparel Manufacturers (0.71%)			M/I Homes Inc	15,125	231
Carter's Inc (a)	60,774	1,299	Meritage Homes Corp (a)	33,295	693
Maidenform Brands Inc (a)	20,220	258	Standard Pacific Corp (a)	99,959	187

Oxford Industries Inc	14,699	143			1,111

Quiksilver Inc (a)	136,871	226
			Building & Construction - Miscellaneous (0.18%)
True Religion Apparel Inc (a)	19,777	312
			Insituform Technologies Inc (a)	41,496	636
Volcom Inc (a)	17,086	230

		2,468	Building & Construction Products -

			Miscellaneous (0.54%)
Applications Software (0.51%)
			Drew Industries Inc (a)	20,880	298
Ebix Inc (a)	9,580	266
			Gibraltar Industries Inc	29,072	195
EPIQ Systems Inc (a)	38,484	596
			NCI Building Systems Inc (a)	21,244	84
Progress Software Corp (a)	43,034	912

			Quanex Building Products Corp	40,626	416
		1,774

			Simpson Manufacturing Co Inc	40,389	899

Athletic Equipment (0.01%)					1,892

Nautilus Inc (a)	24,102	24
			Building Products - Cement & Aggregate (0.65%)
			Eagle Materials Inc	46,973	1,306

See accompanying notes

482

     Schedule of Investments SmallCap S&P 600 Index Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Building Products - Cement & Aggregate			Commercial Banks (continued)
(continued)			Community Bank System Inc	35,194$	579
Texas Industries Inc	29,835 $	954

			East West Bancorp Inc	68,747	469
		2,260

			First Bancorp/Puerto Rico	81,844	451
Building Products - Doors & Windows (0.12%)			First Commonwealth Financial Corp	80,722	700
Apogee Enterprises Inc	30,020	402	First Financial Bancorp	34,359	371
			First Financial Bankshares Inc	22,438	1,106
Building Products - Wood (0.17%)			First Midwest Bancorp Inc/IL	52,447	465
Universal Forest Products Inc	18,148	609	Frontier Financial Corp	50,791	72
			Glacier Bancorp Inc	66,325	1,016
Casino Hotels (0.04%)
			Hancock Holding Co	25,724	974
Monarch Casino & Resort Inc (a)	12,345	126
			Hanmi Financial Corp	40,102	62
Casino Services (0.06%)			Home Bancshares Inc/Conway AR	14,354	316
Shuffle Master Inc (a)	57,856	220	Independent Bank Corp/MI	21,510	39
			Independent Bank Corp/Rockland MA	22,464	448
Chemicals - Other (0.08%)			Irwin Financial Corp (a)	20,504	26
American Vanguard Corp	21,782	279	Nara Bancorp Inc	24,077	89
			National Penn Bancshares Inc	88,561	716
Chemicals - Plastics (0.20%)			NBT Bancorp Inc	35,210	834
PolyOne Corp (a)	99,604	273	Old National Bancorp/IN	71,525	975
Schulman A Inc	28,056	440	Pinnacle Financial Partners Inc (a)	25,880	462

		713	PrivateBancorp Inc	29,686	601

Chemicals - Specialty (1.33%)			Prosperity Bancshares Inc	44,240	1,229
Arch Chemicals Inc	26,852	649	Provident Bankshares Corp	36,141	318
Balchem Corp	19,615	488	S&T Bancorp Inc	25,335	453
HB Fuller Co	52,399	925	Signature Bank/New York NY (a)	38,011	1,033
NewMarket Corp	13,281	837	South Financial Group Inc/The	91,421	152
OM Group Inc (a)	32,865	916	Sterling Bancorp/NY	19,458	223
Penford Corp	12,150	54	Sterling Bancshares Inc/TX	78,968	525
Quaker Chemical Corp	11,774	138	Sterling Financial Corp/WA	56,506	180
Stepan Co	7,792	308	Susquehanna Bancshares Inc	92,873	749
Zep Inc	22,743	308	Tompkins Financial Corp	7,196	303

		4,623	Trustco Bank Corp NY	81,821	491

			UCBH Holdings Inc	126,490	162
Circuit Boards (0.23%)
Park Electrochemical Corp	22,077	455	UMB Financial Corp	31,788	1,455
TTM Technologies Inc (a)	46,168	342	Umpqua Holdings Corp	64,903	622

		797	United Bankshares Inc	40,737	1,057

			United Community Banks Inc/GA	44,366	286
Coffee (0.50%)			Whitney Holding Corp/LA	69,037	826
Green Mountain Coffee Roasters Inc (a)	19,189	1,387
			Wilshire Bancorp Inc	20,846	84
Peet's Coffee & Tea Inc (a)	13,222	361

			Wintrust Financial Corp	25,751	438

		1,748

					22,311

Collectibles (0.06%)
			Commercial Services (0.90%)
RC2 Corp (a)	18,598	210
			Arbitron Inc	28,507	594
			Healthcare Services Group Inc	46,380	829
Commercial Banks (6.40%)
			HMS Holdings Corp (a)	27,514	825
Bank Mutual Corp	51,429	528
			Live Nation Inc (a)	84,443	330
Cascade Bancorp	30,292	50
			Pre-Paid Legal Services Inc (a)	7,847	289
Central Pacific Financial Corp	30,988	182
			StarTek Inc (a)	12,462	51
Columbia Banking System Inc	19,600	194

See accompanying notes

483

     Schedule of Investments SmallCap S&P 600 Index Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Services (continued)			Consumer Products - Miscellaneous (0.50%)
Ticketmaster Entertainment Inc (a)	43,191 $	227	Central Garden and Pet Co - A Shares (a)	76,304$	692

		3,145	Helen of Troy Ltd (a)	32,514	519

			Russ Berrie & Co Inc (a)	18,148	35
Commercial Services - Finance (0.80%)
Bankrate Inc (a)	15,017	376	WD-40 Co	17,795	481

Coinstar Inc (a)	32,085	1,142			1,727

Heartland Payment Systems Inc	26,411	212	Containers - Paper & Plastic (0.45%)
Rewards Network Inc (a)	29,308	109	Rock-Tenn Co	41,232	1,557
Wright Express Corp (a)	41,259	944

		2,783	Cosmetics & Toiletries (0.33%)

			Chattem Inc (a)	21,013	1,154
Communications Software (0.13%)
Digi International Inc (a)	27,024	197	Data Processing & Management (0.32%)
Smith Micro Software Inc (a)	30,139	259	Commvault Systems Inc (a)	44,732	557

		456	CSG Systems International Inc (a)	37,894	549

Computer Services (0.83%)					1,106

CACI International Inc (a)	32,278	1,277	Decision Support Software (0.17%)
Ciber Inc (a)	65,160	210	SPSS Inc (a)	19,642	607
Insight Enterprises Inc (a)	49,162	281
Manhattan Associates Inc (a)	25,406	422	Diagnostic Kits (0.22%)
SYKES Enterprises Inc (a)	36,043	709	Meridian Bioscience Inc	43,570	757

		2,899

			Disposable Medical Products (0.29%)
Computer Software (0.34%)			ICU Medical Inc (a)	13,981	526
Avid Technology Inc (a)	32,808	363	Merit Medical Systems Inc (a)	30,298	470

Blackbaud Inc	47,241	719			996

Phoenix Technologies Ltd (a)	31,345	90

		1,172	Distribution & Wholesale (1.66%)

			Brightpoint Inc (a)	55,572	290
Computers - Integrated Systems (0.96%)			Fossil Inc (a)	48,085	969
Agilysys Inc	24,451	147	MWI Veterinary Supply Inc (a)	13,066	406
Catapult Communications Corp (a)	8,350	62	Pool Corp	52,071	930
Integral Systems Inc/MD (a)	18,624	123	Scansource Inc (a)	28,480	704
Mercury Computer Systems Inc (a)	24,472	199	School Specialty Inc (a)	17,225	323
Micros Systems Inc (a)	86,689	1,819	United Stationers Inc (a)	25,568	837
MTS Systems Corp	18,174	384	Watsco Inc	30,576	1,313

Radiant Systems Inc (a)	29,742	219			5,772

Radisys Corp (a)	25,117	180
Stratasys Inc (a)	21,804	204	Diversified Manufacturing Operations (1.84%)

			Actuant Corp	60,818	746
		3,337

			Acuity Brands Inc	43,591	1,253
Computers - Memory Devices (0.01%)			AO Smith Corp	24,423	759
Hutchinson Technology Inc (a)	24,973	48	AZZ Inc (a)	13,598	421
			Barnes Group Inc	45,134	639
Computers - Peripheral Equipment (0.34%)
			EnPro Industries Inc (a)	21,866	349
Synaptics Inc (a)	36,716	1,193
			ESCO Technologies Inc (a)	28,231	1,174
Consulting Services (0.34%)			Griffon Corp (a)	52,421	454
Forrester Research Inc (a)	16,484	419	Lydall Inc (a)	17,961	77
MAXIMUS Inc	18,767	757	Standex International Corp	13,326	185

		1,176	Tredegar Corp	20,842	366

					6,423

See accompanying notes

484

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Minerals (0.13%)			Electronic Measurement Instruments
AMCOL International Corp	24,273 $	470	(continued)
			Axsys Technologies Inc (a)	9,978 $	418
Diversified Operations & Commercial Services (0.44%)			FARO Technologies Inc (a)	18,055	274
Chemed Corp	24,298	1,028	Keithley Instruments Inc	14,640	51

Viad Corp	21,861	417			1,245

Volt Information Sciences Inc (a)	13,038	94	Electronic Security Devices (0.19%)

		1,539	American Science & Engineering Inc	9,822	592

Drug Delivery Systems (0.08%)			LoJack Corp (a)	18,712	64

Noven Pharmaceuticals Inc (a)	26,851	277			656

			E-Marketing & Information (0.07%)
E-Commerce - Products (0.36%)
			comScore Inc (a)	19,768	252
Blue Nile Inc (a)	15,635	665
NutriSystem Inc	33,009	454	Energy - Alternate Sources (0.03%)
Stamps.com Inc (a)	14,188	133	Headwaters Inc (a)	45,655	115

		1,252

			Engineering - Research & Development Services (0.53%)
Electric - Integrated (1.42%)
			EMCOR Group Inc (a)	70,787	1,472
Allete Inc	29,556	770
			Stanley Inc (a)	14,468	373

Avista Corp	58,917	887
					1,845

Central Vermont Public Service Corp	12,388	212
CH Energy Group Inc	17,022	756	Engines - Internal Combustion (0.23%)
El Paso Electric Co (a)	48,407	668	Briggs & Stratton Corp	53,721	799
UIL Holdings Corp	27,257	629
Unisource Energy Corp	38,397	1,011	Enterprise Software & Services (1.48%)

		4,933	Concur Technologies Inc (a)	45,465	1,231

			Epicor Software Corp (a)	64,612	357
Electric Products - Miscellaneous (0.11%)			Informatica Corp (a)	94,016	1,495
Littelfuse Inc (a)	23,424	384
			JDA Software Group Inc (a)	29,492	416
			Omnicell Inc (a)	33,804	297
Electronic Components - Miscellaneous (0.98%)
			SYNNEX Corp (a)	20,471	441
Bel Fuse Inc	12,368	200
			Taleo Corp (a)	33,012	396
Benchmark Electronics Inc (a)	70,360	853
			Tyler Technologies Inc (a)	30,951	511

CTS Corp	36,396	221
					5,144

Daktronics Inc	36,830	333
Methode Electronics Inc	40,808	246	Entertainment Software (0.29%)
Plexus Corp (a)	42,451	940	Take-Two Interactive Software Inc (a)	83,774	761
Rogers Corp (a)	16,860	429	THQ Inc (a)	72,320	247

Technitrol Inc	44,215	180			1,008

		3,402	Environmental Consulting & Engineering (0.46%)

Electronic Components - Semiconductors (1.25%)			Tetra Tech Inc (a)	64,899	1,594
Actel Corp (a)	27,786	344
Diodes Inc (a)	35,268	525	E-Services - Consulting (0.32%)
DSP Group Inc (a)	28,958	182	Perficient Inc (a)	34,553	241
Kopin Corp (a)	73,614	202	Websense Inc (a)	48,536	865

Microsemi Corp (a)	87,456	1,174			1,106

Skyworks Solutions Inc (a)	178,465	1,577	Fiduciary Banks (0.09%)
Supertex Inc (a)	13,879	357	Boston Private Financial Holdings Inc	68,751	317

		4,361

			Filtration & Separation Products (0.49%)
Electronic Measurement Instruments (0.36%)
			CLARCOR Inc	54,861	1,705
Analogic Corp	13,803	502

See accompanying notes

485

     Schedule of Investments SmallCap S&P 600 Index Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Consumer Loans (0.31%)			Funeral Services & Related Items (0.35%)
Portfolio Recovery Associates Inc (a)	16,536$	579	Hillenbrand Inc	66,680 $	1,212
World Acceptance Corp (a)	17,428	517

		1,096	Gambling (Non-Hotel) (0.23%)

			Pinnacle Entertainment Inc (a)	64,695	807
Finance - Investment Banker & Broker (1.80%)
Greenhill & Co Inc	19,855	1,539	Garden Products (0.34%)
Investment Technology Group Inc (a)	46,726	1,065	Toro Co	38,614	1,173
LaBranche & Co Inc (a)	56,622	237
optionsXpress Holdings Inc	44,859	738	Gas - Distribution (2.86%)
Piper Jaffray Cos (a)	16,915	587	Atmos Energy Corp	98,826	2,442
Stifel Financial Corp (a)	29,157	1,435	Laclede Group Inc/The	23,872	828
SWS Group Inc	29,597	379	New Jersey Resources Corp	45,640	1,502
TradeStation Group Inc (a)	34,433	279	Northwest Natural Gas Co	28,581	1,169

		6,259	Piedmont Natural Gas Co Inc	79,251	1,935

			South Jersey Industries Inc	32,072	1,113
Finance - Leasing Company (0.20%)
			Southwest Gas Corp	47,924	969

Financial Federal Corp	27,865	686
					9,958

Firearms & Ammunition (0.07%)			Health Care Cost Containment (0.05%)
Sturm Ruger & Co Inc (a)	20,542	253	Corvel Corp (a)	8,235	185

Food - Canned (0.26%)			Home Furnishings (0.16%)
TreeHouse Foods Inc (a)	34,024	905	Ethan Allen Interiors Inc	31,027	417
			La-Z-Boy Inc	55,518	148

Food - Miscellaneous/Diversified (0.84%)
					565

Cal-Maine Foods Inc	13,598	360
Diamond Foods Inc	17,650	462	Hotels & Motels (0.08%)
Hain Celestial Group Inc (a)	43,653	728	Marcus Corp	22,762	289
J&J Snack Foods Corp	15,034	583
			Human Resources (0.72%)
Lance Inc	34,015	788

			Administaff Inc	23,589	629
		2,921

			AMN Healthcare Services Inc (a)	35,132	242
Food - Retail (0.07%)			CDI Corp	13,862	166
Great Atlantic & Pacific Tea Co (a)	32,591	239	Cross Country Healthcare Inc (a)	33,190	292
			Gevity HR Inc	26,628	106
Food - Wholesale & Distribution (0.53%)
			Heidrick & Struggles International Inc	17,659	298
Nash Finch Co	13,802	404
			On Assignment Inc (a)	38,498	136
Spartan Stores Inc	23,952	390
			Spherion Corp (a)	56,609	203
United Natural Foods Inc (a)	46,309	1,055

			TrueBlue Inc (a)	46,683	453

		1,849

					2,525

Footwear & Related Apparel (0.98%)
			Identification Systems - Development (0.48%)
CROCS Inc (a)	89,511	202
			Brady Corp	55,308	1,165
Deckers Outdoor Corp (a)	14,117	798
			Checkpoint Systems Inc (a)	41,857	509

Iconix Brand Group Inc (a)	62,621	893
					1,674

Skechers U.S.A. Inc (a)	35,811	419
Wolverine World Wide Inc	53,402	1,112	Industrial Audio & Video Products (0.02%)

		3,424	Sonic Solutions Inc (a)	28,677	63

Forestry (0.14%)			Industrial Automation & Robots (0.38%)
Deltic Timber Corp	11,363	479	Cognex Corp	42,767	602
			Gerber Scientific Inc (a)	26,024	103

See accompanying notes

486

     Schedule of Investments SmallCap S&P 600 Index Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Industrial Automation & Robots (continued)			Linen Supply & Related Items (0.31%)
Intermec Inc (a)	52,255 $	631	G&K Services Inc	19,953 $	498

		1,336	Unifirst Corp/MA	15,424	575

					1,073

Instruments - Controls (0.20%)
Watts Water Technologies Inc	31,666	705	Machinery - Construction & Mining (0.19%)
			Astec Industries Inc (a)	21,362	658
Instruments - Scientific (0.54%)
Dionex Corp (a)	19,123	1,205	Machinery - Electrical (0.73%)
FEI Co (a)	40,237	691	Baldor Electric Co	49,884	1,157

		1,896	Regal-Beloit Corp	33,963	1,380

					2,537

Insurance Brokers (0.15%)
eHealth Inc (a)	27,045	519	Machinery - Farm (0.15%)
			Lindsay Corp	13,247	515
Internet Application Software (0.57%)
Cybersource Corp (a)	74,402	1,087	Machinery - General Industry (0.99%)
DealerTrack Holdings Inc (a)	42,959	652	Albany International Corp	28,790	267
eResearchTechnology Inc (a)	47,014	239	Applied Industrial Technologies Inc	39,150	881

		1,978	Gardner Denver Inc (a)	55,877	1,487

			Intevac Inc (a)	23,647	163
Internet Connectivity Services (0.03%)
PC-Tel Inc	19,668	96	Robbins & Myers Inc	35,358	670

					3,468

Internet Content - Information & News (0.15%)			Machinery - Material Handling (0.06%)
Infospace Inc (a)	37,668	250	Cascade Corp	9,130	221
Knot Inc/The (a)	31,004	281

		531	Medical - Biomedical/Gene (0.84%)

			Arqule Inc (a)	30,756	137
Internet Security (0.16%)
Blue Coat Systems Inc (a)	42,112	558	Cambrex Corp (a)	31,500	73
			Cubist Pharmaceuticals Inc (a)	62,063	1,030
Internet Telephony (0.33%)			Enzo Biochem Inc (a)	35,078	144
j2 Global Communications Inc (a)	47,395	1,137	Martek Biosciences Corp (a)	35,752	651
			Regeneron Pharmaceuticals Inc (a)	68,149	904

Investment Management & Advisory Services (0.09%)					2,939

National Financial Partners Corp	43,004	304
			Medical - Drugs (0.56%)
Lasers - Systems & Components (0.57%)			PharMerica Corp (a)	32,869	600
Cymer Inc (a)	31,988	909	Salix Pharmaceuticals Ltd (a)	51,834	570
Electro Scientific Industries Inc (a)	29,216	251	Savient Pharmaceuticals Inc (a)	56,914	301
II-VI Inc (a)	26,103	626	Viropharma Inc (a)	83,481	470

Newport Corp (a)	38,830	194			1,941

		1,980	Medical - Generic Drugs (0.12%)

Leisure & Recreation Products (0.67%)			Par Pharmaceutical Cos Inc (a)	37,563	403
Brunswick Corp/DE	95,083	569
			Medical - HMO (1.30%)
Multimedia Games Inc (a)	24,998	53
			AMERIGROUP Corp (a)	57,284	1,711
WMS Industries Inc (a)	53,195	1,708

			Centene Corp (a)	46,387	852
		2,330

			Healthspring Inc (a)	52,676	486
Life & Health Insurance (0.31%)			Magellan Health Services Inc (a)	39,490	1,168
Delphi Financial Group Inc	47,416	819	Molina Healthcare Inc (a)	15,100	327

Presidential Life Corp	23,283	249			4,544

		1,068

See accompanying notes

487

     Schedule of Investments SmallCap S&P 600 Index Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Medical - Hospitals (0.06%)			Medical Products (continued)
Medcath Corp (a)	21,160$	214	Zoll Medical Corp (a)	22,737$	365

					7,726

Medical - Nursing Homes (0.10%)
			Metal - Aluminum (0.07%)
Odyssey HealthCare Inc (a)	35,364	366
			Century Aluminum Co (a)	59,497	240

Medical - Outpatient & Home Medical Care (0.99%)
			Metal Processors & Fabrication (0.72%)
Air Methods Corp (a)	11,519	306
			CIRCOR International Inc	18,229	469
Almost Family Inc (a)	6,877	170
			Kaydon Corp	36,276	1,160
Amedisys Inc (a)	29,386	986
			Mueller Industries Inc	40,058	880

Amsurg Corp (a)	33,947	697
					2,509

Gentiva Health Services Inc (a)	31,088	495

LHC Group Inc (a)	15,908	363	Metal Products - Distribution (0.06%)

Res-Care Inc (a)	27,623	442	AM Castle & Co	17,829	173

		3,459	Lawson Products Inc/IL	4,503	51

					224

Medical Information Systems (0.82%)
Computer Programs & Systems Inc	10,115	354	Miscellaneous Manufacturers (0.14%)

Eclipsys Corp (a)	60,562	799	John Bean Technologies Corp	29,704	327

Phase Forward Inc (a)	46,253	660	Movado Group Inc	19,473	179

Quality Systems Inc	19,582	1,050			506

		2,863	Multi-Line Insurance (0.13%)

Medical Instruments (0.76%)			United Fire & Casualty Co	24,119	450
Abaxis Inc (a)	23,618	357

Conmed Corp (a)	31,308	417	Multimedia (0.02%)
			EW Scripps Co	31,342	62
CryoLife Inc (a)	30,371	165

Integra LifeSciences Holdings Corp (a)	21,550	556
			Networking Products (0.79%)
Kensey Nash Corp (a)	12,416	260
			Adaptec Inc (a)	131,355	376
Natus Medical Inc (a)	30,177	265
			Anixter International Inc (a)	32,203	1,281
SurModics Inc (a)	15,783	342
			Black Box Corp	18,909	517
Symmetry Medical Inc (a)	38,643	281

			Netgear Inc (a)	37,075	594

		2,643

					2,768

Medical Laboratory & Testing Service (0.09%)
			Non-Ferrous Metals (0.20%)
Bio-Reference Labs Inc (a)	12,491	321
			Brush Engineered Materials Inc (a)	21,687	367

			RTI International Metals Inc (a)	24,899	324

Medical Laser Systems (0.08%)
LCA-Vision Inc	20,002	115			691

Palomar Medical Technologies Inc (a)	19,929	172	Office Furnishings - Original (0.10%)

		287	Interface Inc	60,619	351

Medical Products (2.22%)
			Office Supplies & Forms (0.02%)
American Medical Systems Holdings Inc (a)	79,474	983
			Standard Register Co/The	13,661	71
Cooper Cos Inc/The	48,670	1,399

Cyberonics Inc (a)	25,059	332	Oil - Field Services (1.38%)
Greatbatch Inc (a)	24,847	523	Basic Energy Services Inc (a)	24,292	248

Haemonetics Corp (a)	27,428	1,416	CARBO Ceramics Inc	21,169	650

Invacare Corp	34,657	533	Hornbeck Offshore Services Inc (a)	25,062	582

Osteotech Inc (a)	19,327	74	Matrix Service Co (a)	26,841	257

PSS World Medical Inc (a)	65,283	948	Oil States International Inc (a)	53,386	1,009

West Pharmaceutical Services Inc	35,305	1,153	SEACOR Holdings Inc (a)	21,593	1,419

			Superior Well Services Inc (a)	17,807	191

See accompanying notes

488

     Schedule of Investments SmallCap S&P 600 Index Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil - Field Services (continued)			Power Converter & Supply Equipment
Tetra Technologies Inc (a)	81,166 $	464	(continued)

			Vicor Corp	21,119 $	113

		4,820

					531

Oil & Gas Drilling (0.46%)
Atwood Oceanics Inc (a)	60,226	1,344	Printing - Commercial (0.11%)
			Bowne & Co Inc	29,442	150
Pioneer Drilling Co (a)	53,922	270

			Consolidated Graphics Inc (a)	12,022	234

		1,614

					384

Oil Company - Exploration & Production (0.79%)
Penn Virginia Corp	45,158	635	Private Corrections (0.26%)
			Geo Group Inc/The (a)	55,135	917
Petroleum Development Corp (a)	16,035	260
Petroquest Energy Inc (a)	46,772	141
			Property & Casualty Insurance (2.34%)
St Mary Land & Exploration Co	67,195	1,201
			American Physicians Capital Inc	8,173	341
Stone Energy Corp (a)	37,601	162
			Amerisafe Inc (a)	20,337	312
Swift Energy Co (a)	33,350	361

			Infinity Property & Casualty Corp	15,177	535
		2,760

			Navigators Group Inc (a)	14,361	652
Oil Field Machinery & Equipment (0.69%)			ProAssurance Corp (a)	35,963	1,580
Dril-Quip Inc (a)	32,406	1,114	RLI Corp	19,240	924
Gulf Island Fabrication Inc	15,415	200	Safety Insurance Group Inc	17,590	581
Lufkin Industries Inc	16,027	559	Selective Insurance Group	56,834	839
NATCO Group Inc (a)	21,494	517	Stewart Information Services Corp	19,580	443

		2,390	Tower Group Inc	37,665	1,024

Oil Refining & Marketing (0.27%)			Zenith National Insurance Corp	40,253	917

Holly Corp	44,279	928			8,148

			Protection - Safety (0.15%)
Paper & Related Products (0.38%)			Landauer Inc	10,048	532
Buckeye Technologies Inc (a)	41,683	215
Clearwater Paper Corp (a)	12,187	186	Publicly Traded Investment Fund (0.63%)
Neenah Paper Inc	15,738	79	iShares S&P SmallCap 600 Index Fund	51,000	2,194
Schweitzer-Mauduit International Inc	16,548	380
Wausau Paper Corp	52,626	459	Real Estate Operator & Developer (0.14%)

		1,319	Forestar Group Inc (a)	38,670	497

Pharmacy Services (0.26%)			Recreational Vehicles (0.35%)
Catalyst Health Solutions Inc (a)	39,937	901	Arctic Cat Inc	12,877	51
			Polaris Industries Inc	35,031	1,172

Physical Therapy & Rehabilitation Centers (0.09%)
					1,223

RehabCare Group Inc (a)	19,842	331
			REITS - Apartments (0.87%)
Physician Practice Management (0.62%)			Home Properties Inc	35,435	1,291
Healthways Inc (a)	36,299	378	Mid-America Apartment Communities Inc	30,441	1,126
Mednax Inc (a)	49,268	1,769	Post Properties Inc	47,652	608

		2,147			3,025

Poultry (0.22%)			REITS - Diversified (0.66%)
Sanderson Farms Inc	18,836	752	Colonial Properties Trust	52,420	379
			Entertainment Properties Trust	37,454	866
Power Converter & Supply Equipment (0.15%)			Lexington Realty Trust	88,608	341
Advanced Energy Industries Inc (a)	35,236	297	PS Business Parks Inc	16,109	705

C&D Technologies Inc (a)	28,307	62			2,291

Magnetek Inc (a)	33,498	59
			REITS - Healthcare (0.87%)
			LTC Properties Inc	24,954	449

See accompanying notes

489

     Schedule of Investments SmallCap S&P 600 Index Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Healthcare (continued)			Retail - Apparel & Shoe (continued)
Medical Properties Trust Inc	82,331 $	440	Dress Barn Inc (a)	48,546 $	735
Senior Housing Properties Trust	129,846	2,128	Finish Line Inc/The	59,133	503

		3,017	Genesco Inc (a)	20,756	473

			Gymboree Corp (a)	31,310	1,077
REITS - Hotels (0.40%)
DiamondRock Hospitality Co	113,833	739	HOT Topic Inc (a)	47,246	578
LaSalle Hotel Properties	55,835	668	JOS A Bank Clothiers Inc (a)	19,683	796

		1,407	Liz Claiborne Inc	102,597	486

			Men's Wearhouse Inc	55,816	1,040
REITS - Office Property (0.84%)			Stage Stores Inc	40,979	502
BioMed Realty Trust Inc	87,475	998
			Stein Mart Inc (a)	27,405	120
Franklin Street Properties Corp	63,850	852
			Tween Brands Inc (a)	26,715	78

Kilroy Realty Corp	35,648	768
					9,475

Parkway Properties Inc/MD	23,317	324

		2,942	Retail - Auto Parts (0.10%)

			PEP Boys-Manny Moe & Jack	46,098	341
REITS - Regional Malls (0.09%)
Pennsylvania Real Estate Investment Trust	42,505	329	Retail - Automobile (0.22%)
			Group 1 Automotive Inc	25,874	551
REITS - Shopping Centers (0.85%)			Lithia Motors Inc	17,906	53
Acadia Realty Trust	41,958	608
			Sonic Automotive Inc	30,262	156

Cedar Shopping Centers Inc	47,980	172
					760

Inland Real Estate Corp	62,569	549
Kite Realty Group Trust	36,686	129	Retail - Convenience Store (0.42%)
Tanger Factory Outlet Centers	34,153	1,138	Casey's General Stores Inc	54,813	1,459
Urstadt Biddle Properties Inc	23,086	355

			Retail - Discount (0.29%)
		2,951

			Fred's Inc	43,110	589
REITS - Single Tenant (0.43%)			HSN Inc (a)	42,437	293
National Retail Properties Inc	85,208	1,512	Tuesday Morning Corp (a)	33,434	114

					996

REITS - Storage (0.34%)
Extra Space Storage Inc	92,523	658	Retail - Fabric Store (0.15%)
Sovran Self Storage Inc	23,715	534	Jo-Ann Stores Inc (a)	27,884	511

		1,192

			Retail - Gardening Products (0.40%)
REITS - Warehouse & Industrial (0.26%)			Tractor Supply Co (a)	34,164	1,380
EastGroup Properties Inc	27,033	909
			Retail - Home Furnishings (0.06%)
Rental - Auto & Equipment (0.56%)			Haverty Furniture Cos Inc	20,007	217
Aaron's Inc	57,869	1,942
			Retail - Jewelry (0.04%)
Research & Development (0.21%)			Zale Corp (a)	34,389	128
Kendle International Inc (a)	14,402	128
Parexel International Corp (a)	62,134	616	Retail - Leisure Products (0.03%)

		744	MarineMax Inc (a)	19,965	91

Retail - Apparel & Shoe (2.72%)			Retail - Office Supplies (0.18%)
Brown Shoe Co Inc	45,644	294	OfficeMax Inc	82,275	613
Buckle Inc/The	25,360	948
Cato Corp/The	31,693	609	Retail - Pawn Shops (0.33%)
Charlotte Russe Holding Inc (a)	22,648	284	Cash America International Inc	31,841	712
Childrens Place Retail Stores Inc/The (a)	25,981	739	First Cash Financial Services Inc (a)	27,753	456

Christopher & Banks Corp	38,285	213			1,168

See accompanying notes

490

Schedule of Investments

SmallCap S&P 600 Index Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Pet Food & Supplies (0.12%)			Semiconductor Component - Integrated
PetMed Express Inc (a)	25,167 $	409	Circuits (continued)
			Exar Corp (a)	46,301 $	285

Retail - Petroleum Products (0.35%)			Hittite Microwave Corp (a)	20,395	758
World Fuel Services Corp	31,650	1,207	Micrel Inc	49,352	370
			Pericom Semiconductor Corp (a)	27,227	243
Retail - Restaurants (2.75%)			Standard Microsystems Corp (a)	23,616	374
Buffalo Wild Wings Inc (a)	19,291	753	TriQuint Semiconductor Inc (a)	158,920	609

California Pizza Kitchen Inc (a)	26,001	408			3,819

CEC Entertainment Inc (a)	24,512	747
			Semiconductor Equipment (1.67%)
CKE Restaurants Inc	58,931	564
			ATMI Inc (a)	33,814	534
Cracker Barrel Old Country Store Inc	24,151	788
			Brooks Automation Inc (a)	68,692	427
DineEquity Inc	16,521	529
			Cabot Microelectronics Corp (a)	25,233	727
Jack in the Box Inc (a)	61,336	1,508
			Cohu Inc	25,176	246
Landry's Restaurants Inc	13,406	122
			Kulicke & Soffa Industries Inc (a)	65,847	263
O'Charleys Inc	22,988	160
			MKS Instruments Inc (a)	53,424	836
Papa John's International Inc (a)	23,113	613
			Rudolph Technologies Inc (a)	33,150	173
PF Chang's China Bistro Inc (a)	26,006	785
			Ultratech Inc (a)	25,325	343
Red Robin Gourmet Burgers Inc (a)	16,693	410
			Varian Semiconductor Equipment
Ruby Tuesday Inc (a)	56,992	438	Associates Inc (a)	78,767	2,016
Ruth's Hospitality Group Inc (a)	20,875	76	Veeco Instruments Inc (a)	34,713	251

Sonic Corp (a)	65,315	713			5,816

Steak N Shake Co/The (a)	30,963	358
			Steel - Producers (0.05%)
Texas Roadhouse Inc (a)	54,706	623

			Olympic Steel Inc	9,723	178
		9,595

Retail - Sporting Goods (0.47%)			Steel Pipe & Tube (0.35%)
Big 5 Sporting Goods Corp	23,210	191	Valmont Industries Inc	18,950	1,209
Cabela's Inc (a)	42,583	545
Hibbett Sports Inc (a)	30,768	642	Storage & Warehousing (0.15%)
Zumiez Inc (a)	21,692	262	Mobile Mini Inc (a)	38,228	524

		1,640

			Telecommunication Equipment (1.22%)
Rubber & Plastic Products (0.09%)			Applied Signal Technology Inc	14,012	277
Myers Industries Inc	30,401	305	Arris Group Inc (a)	132,737	1,416
			Comtech Telecommunications Corp (a)	30,336	1,015
Savings & Loans - Thrifts (0.30%)			Network Equipment Technologies Inc (a)	31,511	124
Brookline Bancorp Inc	62,954	624
			Symmetricom Inc (a)	47,449	236
Dime Community Bancshares	28,384	237
			Tekelec (a)	71,448	1,108
Flagstar Bancorp Inc (a)	68,223	99
			Tollgrade Communications Inc (a)	14,266	85

Guaranty Financial Group Inc (a)	117,461	69

					4,261

		1,029

			Telecommunication Equipment - Fiber Optics (0.22%)
Schools (0.50%)			Harmonic Inc (a)	102,855	754
American Public Education Inc (a)	17,231	620

Capella Education Co (a)	15,281	785	Telecommunication Services (0.32%)
Universal Technical Institute Inc (a)	23,281	332	Fairpoint Communications Inc	95,980	100

		1,737	Iowa Telecommunications Services Inc	34,487	455

Seismic Data Collection (0.07%)			Neutral Tandem Inc (a)	19,136	547

ION Geophysical Corp (a)	96,805	242			1,102

			Telephone - Integrated (0.10%)
Semiconductor Component - Integrated Circuits (1.10%)			General Communication Inc (a)	47,687	365
Cypress Semiconductor Corp (a)	148,818	1,180

See accompanying notes

491

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (2.15%)
Textile - Apparel (0.02%)			Diversified Banking Institutions (2.15%)
Perry Ellis International Inc (a)	11,370 $	83	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.15%
Therapeutics (0.01%)			dated 04/30/09 maturing 05/01/09
Theragenics Corp (a)	35,855	44	(collateralized by Sovereign Agency
			Issues; $2,550,000; 0.00% - 5.87%; dated
			09/11/09 - 01/22/37)	$ 2,500$	2,500
Tobacco (0.10%)
			Investment in Joint Trading Account;
Alliance One International Inc (a)	95,956	360	Deutsche Bank Repurchase Agreement;
			0.15% dated 04/30/09 maturing 05/01/09
Toys (0.11%)			(collateralized by Sovereign Agency
Jakks Pacific Inc (a)	30,126	381	Issues; $2,550,000; 0.93% - 5.00%; dated
			03/30/10 - 01/08/14)	2,500	2,500
Transport - Marine (0.51%)			Investment in Joint Trading Account;
Kirby Corp (a)	57,994	1,790	Morgan Stanley Repurchase Agreement;
			0.12% dated 04/30/09 maturing 05/01/09
			(collateralized by Sovereign Agency
Transport - Services (0.47%)			Issues; $2,550,000; 1.00% - 7.125%; dated
Bristow Group Inc (a)	31,388	715	05/04/09 - 02/15/30)	2,501	2,501

HUB Group Inc (a)	40,792	938			7,501

		1,653

			TOTAL REPURCHASE AGREEMENTS	$ 7,501

Transport - Truck (1.13%)
			Total Investments	$ 347,548
Arkansas Best Corp	27,280	630
			Other Assets in Excess of Liabilities, Net - 0.28%		982

Forward Air Corp	31,212	520
Heartland Express Inc	57,805	864	TOTAL NET ASSETS - 100.00%	$ 348,530

Knight Transportation Inc	61,157	1,081

Old Dominion Freight Line Inc (a)	29,756	838	(a) Non-Income Producing Security

		3,933

Travel Services (0.10%)			Unrealized Appreciation (Depreciation)
Interval Leisure Group Inc (a)	42,434	340	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:

Veterinary Diagnostics (0.10%)
			Unrealized Appreciation	$ 19,588
Neogen Corp (a)	15,882	360
			Unrealized Depreciation		(182,068)

Vitamins & Nutrition Products (0.02%)			Net Unrealized Appreciation (Depreciation)		(162,480)
Mannatech Inc	16,837	74	Cost for federal income tax purposes		510,028
			All dollar amounts are shown in thousands (000's)
Water (0.18%)
American States Water Co	18,646	644	Portfolio Summary (unaudited)

			Sector		Percent

Web Portals (0.13%)			Financial		20.02%
United Online Inc	88,594	470	Industrial		18.93%
			Consumer, Non-cyclical		18.04%
Wire & Cable Products (0.23%)			Consumer, Cyclical		15.90%
			Technology		10.22%
Belden Inc	50,223	810
			Communications		5.25%
			Utilities		4.46%
Wireless Equipment (0.35%)			Energy		3.69%
EMS Technologies Inc (a)	16,376	312	Basic Materials		2.58%
Novatel Wireless Inc (a)	32,706	224	Exchange Traded Funds		0.63%
			Other Assets in Excess of Liabilities, Net		0.28%

Viasat Inc (a)	29,413	676

			TOTAL NET ASSETS		100.00%

		1,212

			Other Assets Summary (unaudited)

TOTAL COMMON STOCKS	$ 340,047

			Asset Type		Percent

			Futures		2.14%

See accompanying notes

492

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; June 2009	Buy	153	$ 7,050	$ 7,447	$ 397
All dollar amounts are shown in thousands (000's)

See accompanying notes

493

Schedule of Investments SmallCap Value Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.50%)			COMMON STOCKS (continued)
Aerospace & Defense (0.92%)			Commercial Banks (continued)
Esterline Technologies Corp (a)	71,770 $	1,891	National Penn Bancshares Inc	223,910 $	1,811
Spirit Aerosystems Holdings Inc (a)	120,690	1,539	Republic Bancorp Inc/KY	99,630	2,216

		3,430	S&T Bancorp Inc	117,490	2,100

			SCBT Financial Corp	63,419	1,463
Aerospace & Defense Equipment (1.27%)
Moog Inc (a)	72,110	1,931	Sterling Bancshares Inc/TX	485,570	3,229
Triumph Group Inc	68,060	2,813	Susquehanna Bancshares Inc	138,010	1,112

		4,744	Trustmark Corp	123,860	2,693

					44,453

Airlines (0.36%)
Republic Airways Holdings Inc (a)	188,170	1,347	Commercial Services - Finance (0.81%)
			Euronet Worldwide Inc (a)	185,870	3,007
Apparel Manufacturers (0.37%)
G-III Apparel Group Ltd (a)	172,426	1,383	Communications Software (0.50%)
			DivX Inc (a)	366,380	1,880
Applications Software (1.09%)
Progress Software Corp (a)	101,310	2,147	Computer Software (0.52%)
Quest Software Inc (a)	132,680	1,928	Double-Take Software Inc (a)	240,250	1,951

		4,075

			Computers - Integrated Systems (0.41%)
Batteries & Battery Systems (0.81%)			NCI Inc (a)	62,240	1,516
EnerSys (a)	177,000	3,018
			Consulting Services (1.28%)
Building - Heavy Construction (0.90%)			FTI Consulting Inc (a)	45,380	2,490
Perini Corp (a)	114,570	1,982	Huron Consulting Group Inc (a)	47,460	2,276

Sterling Construction Co Inc (a)	72,810	1,367			4,766

		3,349

			Consumer Products - Miscellaneous (0.85%)
Building - Residential & Commercial (0.59%)			Jarden Corp (a)	157,870	3,173
Meritage Homes Corp (a)	60,580	1,261
Ryland Group Inc	44,710	926	Containers - Metal & Glass (0.48%)

		2,187	Silgan Holdings Inc	38,810	1,804

Building & Construction - Miscellaneous (0.60%)			Containers - Paper & Plastic (0.89%)
Insituform Technologies Inc (a)	146,710	2,249	Rock-Tenn Co	87,730	3,313

Chemicals - Specialty (1.23%)			Diagnostic Kits (1.18%)
Arch Chemicals Inc	70,089	1,695	Inverness Medical Innovations Inc (a)	102,130	3,298
Sensient Technologies Corp	124,080	2,901	Meridian Bioscience Inc	63,670	1,106

		4,596			4,404

Commercial Banks (11.91%)			Distribution & Wholesale (0.42%)
Bancfirst Corp	48,410	2,067	Beacon Roofing Supply Inc (a)	99,820	1,587
Bank of the Ozarks Inc	133,651	3,319
City Holding Co	119,024	3,510	Diversified Manufacturing Operations (2.08%)
Community Bank System Inc	153,630	2,527	Ameron International Corp	30,670	1,815
Community Trust Bancorp Inc	120,781	3,655	AZZ Inc (a)	72,720	2,249
CVB Financial Corp	255,320	1,534	EnPro Industries Inc (a)	98,990	1,580
First Commonwealth Financial Corp	156,420	1,356	Koppers Holdings Inc	112,110	2,125

First Financial Bankshares Inc	49,390	2,434			7,769

First Midwest Bancorp Inc/IL	123,600	1,095
			Electric - Integrated (4.13%)
FirstMerit Corp	203,510	3,950	Avista Corp	162,830	2,451
Iberiabank Corp	45,420	2,075	Central Vermont Public Service Corp	98,000	1,682
MainSource Financial Group Inc	266,410	2,307	Empire District Electric Co/The	123,950	1,855

See accompanying notes

494

Schedule of Investments SmallCap Value Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Footwear & Related Apparel (0.81%)
NorthWestern Corp	95,310 $	1,994	Iconix Brand Group Inc (a)	212,280 $	3,027
Portland General Electric Co	124,692	2,278
UIL Holdings Corp	108,740	2,511	Gas - Distribution (1.67%)
Westar Energy Inc	150,270	2,634	Northwest Natural Gas Co	74,790	3,059

		15,405	South Jersey Industries Inc	91,960	3,192

					6,251

Electric Products - Miscellaneous (0.47%)
GrafTech International Ltd (a)	199,180	1,751	Instruments - Controls (0.62%)
			Watts Water Technologies Inc	104,730	2,331
Electronic Components - Miscellaneous (0.73%)
Plexus Corp (a)	123,920	2,745	Instruments - Scientific (0.48%)
			FEI Co (a)	104,190	1,790
Electronic Components - Semiconductors (1.74%)
IXYS Corp	224,020	2,137	Internet Infrastructure Equipment (0.56%)
PMC - Sierra Inc (a)	328,710	2,603	Avocent Corp (a)	145,120	2,096
Skyworks Solutions Inc (a)	198,750	1,757

			Internet Infrastructure Software (0.55%)
		6,497

			TIBCO Software Inc (a)	326,370	2,063
Engineering - Research & Development Services (1.03%)
EMCOR Group Inc (a)	113,990	2,370	Intimate Apparel (0.54%)
ENGlobal Corp (a)	259,302	1,496	Warnaco Group Inc/The (a)	69,580	2,007

		3,866

			Investment Management & Advisory Services (0.73%)
Engines - Internal Combustion (0.34%)			Calamos Asset Management Inc	238,080	2,717
Briggs & Stratton Corp	85,160	1,267
			Lasers - Systems & Components (0.34%)
Enterprise Software & Services (1.62%)			Coherent Inc (a)	67,190	1,277
JDA Software Group Inc (a)	140,470	1,982
Mantech International Corp (a)	49,537	1,793	Leisure & Recreation Products (0.78%)
SYNNEX Corp (a)	105,030	2,261	WMS Industries Inc (a)	91,285	2,931

		6,036

			Life & Health Insurance (0.26%)
Environmental Consulting & Engineering (0.53%)
			Protective Life Corp	114,830	984
Tetra Tech Inc (a)	81,150	1,993
			Machinery - Construction & Mining (0.55%)
Finance - Investment Banker & Broker (2.77%)
			Astec Industries Inc (a)	66,220	2,041
Investment Technology Group Inc (a)	112,990	2,574
Knight Capital Group Inc (a)	178,980	2,772	Machinery - General Industry (0.45%)
Stifel Financial Corp (a)	101,830	5,013	Robbins & Myers Inc	89,290	1,692

		10,359

			Medical - Biomedical/Gene (0.77%)
Food - Canned (0.83%)
			Celera Corp (a)	243,930	1,974
TreeHouse Foods Inc (a)	116,250	3,091
			Incyte Corp (a)	381,510	900

Food - Miscellaneous/Diversified (0.87%)					2,874

Ralcorp Holdings Inc (a)	56,610	3,236	Medical - Drugs (0.56%)
			PharMerica Corp (a)	114,160	2,083
Food - Retail (0.65%)
Ruddick Corp	94,440	2,423	Medical - Nursing Homes (0.53%)
			Skilled Healthcare Group Inc (a)	228,890	1,998
Food - Wholesale & Distribution (0.91%)
Fresh Del Monte Produce Inc (a)	124,650	1,810	Medical - Outpatient & Home Medical Care (0.34%)
Spartan Stores Inc	96,970	1,578	Amedisys Inc (a)	37,420	1,255

		3,388

See accompanying notes

495

Schedule of Investments SmallCap Value Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Products (1.09%)			REITS - Healthcare (continued)
Cantel Medical Corp (a)	129,180 $	1,825	Senior Housing Properties Trust	246,760 $	4,045

Zoll Medical Corp (a)	138,730	2,231			7,966

		4,056

			REITS - Mortgage (0.74%)
Metal - Aluminum (0.48%)			Capstead Mortgage Corp	159,730	1,819
Kaiser Aluminum Corp	60,640	1,791	MFA Mortgage Investments Inc	158,940	936

					2,755

Metal Processors & Fabrication (0.94%)
			REITS - Office Property (1.23%)
Commercial Metals Co	130,540	1,943
			Corporate Office Properties Trust SBI MD	150,460	4,598
RBC Bearings Inc (a)	85,720	1,586

		3,529

			REITS - Regional Malls (0.46%)
Networking Products (1.00%)			Taubman Centers Inc	72,840	1,735
3Com Corp (a)	331,874	1,344
Anixter International Inc (a)	60,180	2,394	REITS - Shopping Centers (1.83%)

		3,738	Inland Real Estate Corp	392,220	3,444

			Urstadt Biddle Properties Inc	220,079	3,380

Oil - Field Services (1.29%)
					6,824

Hornbeck Offshore Services Inc (a)	112,330	2,609
Oil States International Inc (a)	116,110	2,195	REITS - Single Tenant (0.52%)

		4,804	Realty Income Corp	86,240	1,926

Oil Company - Exploration & Production (1.62%)			Rental - Auto & Equipment (0.61%)
Concho Resources Inc/Midland TX (a)	84,590	2,319	Aaron's Inc	67,700	2,272
Mariner Energy Inc (a)	190,830	2,172
St Mary Land & Exploration Co	86,510	1,546	Research & Development (0.35%)

		6,037	Parexel International Corp (a)	133,270	1,321

Physical Therapy & Rehabilitation Centers (0.42%)			Retail - Apparel & Shoe (2.92%)
RehabCare Group Inc (a)	94,830	1,584	Childrens Place Retail Stores Inc/The (a)	97,110	2,762
			Dress Barn Inc (a)	217,860	3,298
Private Corrections (0.54%)
			Genesco Inc (a)	88,800	2,023
Cornell Cos Inc (a)	111,390	2,025
			JOS A Bank Clothiers Inc (a)	69,339	2,804

Property & Casualty Insurance (3.32%)					10,887

American Physicians Capital Inc	90,595	3,774	Retail - Appliances (0.39%)
Amerisafe Inc (a)	202,520	3,111	Conn's Inc (a)	88,600	1,457
First Mercury Financial Corp	207,974	2,749
Harleysville Group Inc	59,969	1,734	Retail - Automobile (0.50%)
Navigators Group Inc (a)	22,360	1,015	America's Car-Mart Inc (a)	114,250	1,853

		12,383

			Retail - Convenience Store (0.61%)
Publicly Traded Investment Fund (0.40%)			Casey's General Stores Inc	85,240	2,268
iShares Russell 2000 Value Index Fund	32,660	1,487
			Retail - Discount (0.37%)
Reinsurance (1.75%)			BJ's Wholesale Club Inc (a)	41,070	1,369
IPC Holdings Ltd	165,500	4,309
Platinum Underwriters Holdings Ltd	77,430	2,228	Retail - Fabric Store (0.78%)

		6,537	Jo-Ann Stores Inc (a)	159,600	2,924

REITS - Diversified (0.71%)
			Retail - Gardening Products (0.63%)
Entertainment Properties Trust	114,223	2,640
			Tractor Supply Co (a)	58,290	2,354
REITS - Healthcare (2.13%)
			Retail - Restaurants (2.16%)
Nationwide Health Properties Inc	158,820	3,921
			Buffalo Wild Wings Inc (a)	40,970	1,600

See accompanying notes

496

Schedule of Investments SmallCap Value Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Restaurants (continued)			Wireless Equipment (0.59%)
CKE Restaurants Inc	229,160 $	2,193	Viasat Inc (a)	96,480 $	2,218
Jack in the Box Inc (a)	109,900	2,702
Red Robin Gourmet Burgers Inc (a)	63,350	1,555	X-Ray Equipment (0.41%)

		8,050	Hologic Inc (a)	103,910	1,544

			TOTAL COMMON STOCKS	$ 364,021

Retail - Sporting Goods (0.48%)
Dick's Sporting Goods Inc (a)	94,280	1,791		Principal
				Amount	Value

Savings & Loans - Thrifts (2.05%)				(000's)	(000's)

Dime Community Bancshares	275,890	2,301	REPURCHASE AGREEMENTS (2.56%)
Flushing Financial Corp	214,221	1,973	Diversified Banking Institutions (2.56%)
Investors Bancorp Inc (a)	168,960	1,548	Investment in Joint Trading Account; Bank
Provident Financial Services Inc	171,430	1,829	of America Repurchase Agreement; 0.15%

			dated 04/30/09 maturing 05/01/09
		7,651	(collateralized by Sovereign Agency

Semiconductor Equipment (0.40%)			Issues; $3,247,000; 0.00% - 5.87%; dated
			09/11/09 - 01/22/37)	$ 3,183$	3,183
MKS Instruments Inc (a)	94,950	1,486
			Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Steel - Producers (0.53%)			0.15% dated 04/30/09 maturing 05/01/09
Schnitzer Steel Industries Inc	39,620	1,964	(collateralized by Sovereign Agency
			Issues; $3,247,000; 0.93% - 5.00%; dated
Steel - Specialty (0.42%)			03/30/10 - 01/08/14)	3,183	3,183
Universal Stainless & Alloy (a)	118,287	1,585	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Steel Pipe & Tube (1.40%)			0.12% dated 04/30/09 maturing 05/01/09
			(collateralized by Sovereign Agency
Northwest Pipe Co (a)	75,560	2,866
			Issues; $3,247,000; 1.00% - 7.125%; dated
Valmont Industries Inc	36,850	2,350	05/04/09 - 02/15/30)	3,183	3,183

		5,216			9,549

Telecommunication Equipment (0.54%)			TOTAL REPURCHASE AGREEMENTS	$ 9,549

Anaren Inc (a)	154,480	2,010
			Total Investments	$ 373,570
Telecommunication Equipment - Fiber Optics (0.66%)			Liabilities in Excess of Other Assets, Net - (0.06)%		(233)

Harmonic Inc (a)	334,710	2,453	TOTAL NET ASSETS - 100.00%	$ 373,337

Telephone - Integrated (0.54%)
Alaska Communications Systems Group Inc	331,753	2,000	(a) Non-Income Producing Security

Toys (0.42%)			Unrealized Appreciation (Depreciation)
Jakks Pacific Inc (a)	123,110	1,557	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:
Transport - Services (0.57%)
HUB Group Inc (a)	93,240	2,145	Unrealized Appreciation	$ 23,611
			Unrealized Depreciation		(98,101)

Transport - Truck (0.97%)			Net Unrealized Appreciation (Depreciation)		(74,490)
Marten Transport Ltd (a)	75,660	1,569	Cost for federal income tax purposes		448,060
Old Dominion Freight Line Inc (a)	73,440	2,068	All dollar amounts are shown in thousands (000's)

		3,637

Water (0.81%)
American Water Works Co Inc	167,760	3,020

Wire & Cable Products (0.29%)
Insteel Industries Inc	147,480	1,099

See accompanying notes

497

Schedule of Investments
SmallCap Value Fund
April 30, 2009 (unaudited)
Portfolio Summary (unaudited)

Sector	Percent

Financial	32.97%
Industrial	17.69%
Consumer, Cyclical	13.12%
Consumer, Non-cyclical	12.99%
Utilities	6.61%
Technology	6.28%
Communications	4.44%
Energy	2.90%
Basic Materials	2.66%
Exchange Traded Funds	0.40%
Liabilities in Excess of Other Assets, Net	(0.06%)

TOTAL NET ASSETS	100.00%

See accompanying notes

498

Schedule of Investments
SmallCap Value Fund I
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (91.86%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.35%)			Building - Heavy Construction (0.28%)
Ceradyne Inc (a)	56,300 $	971	Granite Construction Inc	11,500 $	454
			Perini Corp (a)	18,000	311

Aerospace & Defense (0.18%)					765

Esterline Technologies Corp (a)	18,700	493
			Building - Mobile Home & Manufactured Housing (0.00%)
Aerospace & Defense Equipment (0.77%)			Palm Harbor Homes Inc (a)	4,200	13
Curtiss-Wright Corp	20,400	652
			Building - Residential & Commercial (0.03%)
Ducommun Inc	15,300	265
			Meritage Homes Corp (a)	3,300	69
Heico Corp	20,500	589
Moog Inc (a)	9,550	256
			Building & Construction - Miscellaneous (0.25%)
Triumph Group Inc	8,600	355	Dycom Industries Inc (a)	48,300	407

		2,117	Layne Christensen Co (a)	12,250	265

Agricultural Operations (0.14%)					672

Andersons Inc/The	24,600	395
			Building & Construction Products -
			Miscellaneous (0.30%)
Airlines (0.73%)			Gibraltar Industries Inc	65,300	437
Alaska Air Group Inc (a)	10,200	171	NCI Building Systems Inc (a)	22,700	90
Hawaiian Holdings Inc (a)	56,600	283	Quanex Building Products Corp	25,225	259
JetBlue Airways Corp (a)	26,600	131	Trex Co Inc (a)	3,500	38

Republic Airways Holdings Inc (a)	78,200	560			824

Skywest Inc	50,000	602
			Building Products - Air & Heating (0.61%)
US Airways Group Inc (a)	64,100	243

			AAON Inc	16,900	329
		1,990

			Comfort Systems USA Inc	123,450	1,332

Apparel Manufacturers (0.65%)					1,661

Carter's Inc (a)	24,900	532
			Building Products - Cement & Aggregate (0.01%)
Maidenform Brands Inc (a)	31,300	399
			US Concrete Inc (a)	20,600	41
Oxford Industries Inc	1,900	19
Quiksilver Inc (a)	10,900	18	Building Products - Doors & Windows (0.21%)
True Religion Apparel Inc (a)	29,000	457	Apogee Enterprises Inc	42,450	569
Volcom Inc (a)	27,187	367

		1,792	Building Products - Wood (0.29%)

			Universal Forest Products Inc	23,900	802
Applications Software (0.23%)
American Reprographics Co (a)	23,750	153
			Cellular Telecommunications (0.31%)
Progress Software Corp (a)	13,300	282
			Centennial Communications Corp (a)	16,500	137
Quest Software Inc (a)	13,500	196

			Syniverse Holdings Inc (a)	49,400	622
		631

			Virgin Mobile USA Inc (a)	44,000	90

Auto - Truck Trailers (0.02%)					849

Wabash National Corp	45,900	57
			Chemicals - Diversified (0.76%)
			Aceto Corp	20,200	144
Auto/Truck Parts & Equipment - Original (0.02%)
Lear Corp (a)	84,300	67	Innophos Holdings Inc	62,000	919
			Innospec Inc	19,200	151
Auto/Truck Parts & Equipment - Replacement (0.39%)			Olin Corp	47,050	593
ATC Technology Corp/IL (a)	67,050	1,065	Rockwood Holdings Inc (a)	23,400	288

Commercial Vehicle Group Inc (a)	9,900	10			2,095

		1,075	Chemicals - Plastics (0.44%)

Broadcasting Services & Programming (0.12%)			Schulman A Inc	64,400	1,010
DG FastChannel Inc (a)	13,900	324
See accompanying notes

499

Schedule of Investments SmallCap Value Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Plastics (continued)			Commercial Banks (continued)
Spartech Corp	47,200 $	186	Green Bankshares Inc	20,199$	172

		1,196	Guaranty Bancorp (a)	24,300	54

			Hancock Holding Co	13,000	492
Chemicals - Specialty (1.16%)
HB Fuller Co	43,300	765	Hanmi Financial Corp	107,700	167
Minerals Technologies Inc	7,100	264	Heartland Financial USA Inc	5,900	87
NewMarket Corp	11,100	699	Heritage Commerce Corp	2,400	19
OM Group Inc (a)	10,300	287	Iberiabank Corp	28,375	1,296
Sensient Technologies Corp	41,600	973	Independent Bank Corp/Rockland MA	30,000	599
Zep Inc	13,450	182	Integra Bank Corp	17,900	39

		3,170	Lakeland Bancorp Inc	21,500	183

			Lakeland Financial Corp	13,000	244
Circuit Boards (0.24%)			MainSource Financial Group Inc	31,752	275
Park Electrochemical Corp	8,400	173
			Nara Bancorp Inc	24,000	89
TTM Technologies Inc (a)	65,800	488

			National Penn Bancshares Inc	100,935	817
		661	NBT Bancorp Inc	25,800	611

Collectibles (0.07%)			Old National Bancorp/IN	52,200	711
RC2 Corp (a)	16,900	191	Old Second Bancorp Inc	3,000	16
			Oriental Financial Group Inc	19,600	182
Commercial Banks (10.05%)			Pacific Capital Bancorp NA	32,600	226
1st Source Corp	10,990	216	Pacific Continental Corp	6,800	78
Amcore Financial Inc	11,967	18	PacWest Bancorp	10,700	156
Ameris Bancorp	14,360	94	Peoples Bancorp Inc/OH	11,530	191
Bancfirst Corp	6,100	260	Prosperity Bancshares Inc	22,100	614
Banco Latinoamericano de Exportaciones SA	22,700	279	Provident Bankshares Corp	34,100	300
Bank of the Ozarks Inc	21,300	529	Renasant Corp	17,550	247
Cathay General Bancorp	10,900	122	Republic Bancorp Inc/KY	11,058	246
Central Pacific Financial Corp	33,000	193	S&T Bancorp Inc	42,000	751
Chemical Financial Corp	26,856	573	SCBT Financial Corp	987	23
Citizens Republic Bancorp Inc (a)	15,174	25	Shore Bancshares Inc	2,300	45
City Holding Co	31,500	929	Sierra Bancorp	10,100	121
Colonial BancGroup Inc/The	81,900	62	Simmons First National Corp	8,200	213
Columbia Banking System Inc	18,435	182	Southside Bancshares Inc	18,795	400
Community Bank System Inc	47,400	780	Southwest Bancorp Inc/Stillwater OK	32,600	223
Community Trust Bancorp Inc	37,787	1,143	StellarOne Corp	2,060	26
CVB Financial Corp	233,410	1,403	Sterling Bancorp/NY	33,250	380
East West Bancorp Inc	26,300	180	Sterling Bancshares Inc/TX	53,700	357
Farmers Capital Bank Corp	5,900	125	Sterling Financial Corp/WA	68,393	218
Financial Institutions Inc	9,600	143	Suffolk Bancorp	5,300	136
First Bancorp/Puerto Rico	96,700	533	Susquehanna Bancshares Inc	29,200	235
First Bancorp/Troy NC	6,700	82	SVB Financial Group (a)	10,000	208
First Commonwealth Financial Corp	49,100	426	Trico Bancshares	27,300	437
First Community Bancshares Inc/VA	10,300	149	Trustmark Corp	24,800	539
First Financial Bancorp	19,800	214	UCBH Holdings Inc	49,400	63
First Financial Bankshares Inc	10,800	532	UMB Financial Corp	19,900	911
First Merchants Corp	13,700	167	Umpqua Holdings Corp	34,081	327
First South Bancorp Inc/Washington NC	4,600	53	Union Bankshares Corp/VA	5,900	101
FirstMerit Corp	89,300	1,733	United Bankshares Inc	8,600	223
FNB Corp/PA	51,900	390	United Community Banks Inc/GA	30,107	194
Glacier Bancorp Inc	12,250	188	Washington Trust Bancorp Inc	11,400	208

See accompanying notes

500

Schedule of Investments SmallCap Value Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Computers - Peripheral Equipment (0.06%)
WesBanco Inc	15,800 $	314	Electronics for Imaging Inc (a)	17,200$	169
West Bancorporation Inc	17,600	155
West Coast Bancorp/OR	35,300	100	Consulting Services (0.48%)
Westamerica Bancorporation	10,750	577	CRA International Inc (a)	700	16
Wilshire Bancorp Inc	51,200	207	Forrester Research Inc (a)	4,600	117
Yadkin Valley Financial Corp	1,700	14	Gartner Inc (a)	28,800	389

		27,540	MAXIMUS Inc	2,100	85

			Watson Wyatt Worldwide Inc	13,500	716

Commercial Services (0.13%)
					1,323

DynCorp International Inc (a)	23,200	354
			Consumer Products - Miscellaneous (1.02%)
Commercial Services - Finance (1.28%)			American Greetings Corp	19,400	152
Advance America Cash Advance Centers Inc	32,000	128	Blyth Inc	10,350	456
Deluxe Corp	144,650	2,097	Central Garden and Pet Co - A Shares (a)	54,300	492
Dollar Financial Corp (a)	48,184	487	Helen of Troy Ltd (a)	53,400	852
Global Cash Access Holdings Inc (a)	54,000	328	Jarden Corp (a)	5,178	104
Heartland Payment Systems Inc	59,200	476	Prestige Brands Holdings Inc (a)	50,400	326

		3,516	Tupperware Brands Corp	16,300	408

					2,790

Communications Software (0.03%)
Digi International Inc (a)	12,400	90	Containers - Metal & Glass (0.64%)
			Greif Inc	17,600	797
Computer Aided Design (0.27%)			Silgan Holdings Inc	20,400	948

Aspen Technology Inc (a)	65,400	508			1,745

Parametric Technology Corp (a)	19,740	220

			Containers - Paper & Plastic (0.63%)
		728

			Rock-Tenn Co	46,000	1,737
Computer Graphics (0.01%)
Trident Microsystems Inc (a)	26,900	37	Cosmetics & Toiletries (0.35%)
			Bare Escentuals Inc (a)	72,900	675
Computer Services (0.63%)			Elizabeth Arden Inc (a)	32,950	285

Ciber Inc (a)	90,700	293			960

Insight Enterprises Inc (a)	17,100	98
			Data Processing & Management (0.10%)
Perot Systems Corp (a)	65,950	927
			CSG Systems International Inc (a)	17,000	247
SYKES Enterprises Inc (a)	18,300	360
			infoGROUP Inc	6,000	24

Virtusa Corp (a)	5,800	37

					271

		1,715

			Decision Support Software (0.03%)
Computers (0.03%)
			SPSS Inc (a)	2,500	77
Palm Inc (a)	7,200	76

			Distribution & Wholesale (0.76%)
Computers - Integrated Systems (0.06%)
			Brightpoint Inc (a)	82,600	431
Netscout Systems Inc (a)	12,400	112
			Core-Mark Holding Co Inc (a)	11,800	226
Radisys Corp (a)	8,700	62

			Pool Corp	12,300	220
		174

			School Specialty Inc (a)	1,500	28
Computers - Memory Devices (0.15%)			United Stationers Inc (a)	10,700	350
Hutchinson Technology Inc (a)	9,200	18	Watsco Inc	19,100	820

Imation Corp	20,000	200			2,075

Quantum Corp (a)	153,400	161
			Diversified Manufacturing Operations (2.04%)
Silicon Storage Technology Inc (a)	19,100	35

			Actuant Corp	18,100	222
		414

			Acuity Brands Inc	39,550	1,137
			Ameron International Corp	15,300	905

See accompanying notes

501

Schedule of Investments
SmallCap Value Fund I
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations			Electronic Components - Semiconductors
(continued)			(continued)
AO Smith Corp	11,400 $	354	Lattice Semiconductor Corp (a)	29,500 $	51
AZZ Inc (a)	17,900	554	PMC - Sierra Inc (a)	113,700	901
Barnes Group Inc	62,400	884	QLogic Corp (a)	35,250	500
Brink's Co/The	13,000	369	Semtech Corp (a)	16,800	242
EnPro Industries Inc (a)	44,500	710	Silicon Laboratories Inc (a)	16,200	539
Koppers Holdings Inc	24,550	465	Skyworks Solutions Inc (a)	128,000	1,132

		5,600	Zoran Corp (a)	28,350	253

					4,497

Diversified Operations (0.06%)
Compass Diversified Holdings	18,700	167	Electronic Measurement Instruments (0.07%)
			Analogic Corp	5,350	195
Diversified Operations & Commercial Services (0.13%)
Viad Corp	18,900	361	Engineering - Research & Development Services (0.43%)
			EMCOR Group Inc (a)	57,200	1,189
E-Commerce - Products (0.15%)
NutriSystem Inc	29,100	400	Enterprise Software & Services (1.31%)
			JDA Software Group Inc (a)	13,300	188
Educational Software (0.10%)			Mantech International Corp (a)	8,000	290
Rosetta Stone Inc (a)	8,800	264	MedAssets Inc (a)	10,100	174
			MicroStrategy Inc (a)	11,600	451
Electric - Integrated (3.21%)
			Sybase Inc (a)	53,700	1,824
Avista Corp	26,900	405
			SYNNEX Corp (a)	30,300	652

CH Energy Group Inc	6,000	267
					3,579

Cleco Corp	57,350	1,209
El Paso Electric Co (a)	64,450	889	Entertainment Software (0.05%)
Portland General Electric Co	151,700	2,772	Take-Two Interactive Software Inc (a)	14,600	133
UIL Holdings Corp	14,766	341
			Fiduciary Banks (0.10%)
Unisource Energy Corp	60,900	1,603
			Boston Private Financial Holdings Inc	58,200	268
Westar Energy Inc	75,200	1,318

		8,804

			Finance - Consumer Loans (0.73%)
Electric Products - Miscellaneous (0.62%)			Encore Capital Group Inc (a)	14,600	128
GrafTech International Ltd (a)	104,200	916	Nelnet Inc	26,700	161
Molex Inc	46,300	772	Ocwen Financial Corp (a)	24,400	271

		1,688	World Acceptance Corp (a)	48,700	1,445

					2,005

Electronic Components - Miscellaneous (0.83%)
Benchmark Electronics Inc (a)	70,025	849	Finance - Credit Card (0.03%)
CTS Corp	34,100	207	Advanta Corp - Class B	15,550	18
Methode Electronics Inc	36,050	217	CompuCredit Corp (a)	16,900	54

OSI Systems Inc (a)	15,450	290			72

Plexus Corp (a)	7,800	173
			Finance - Investment Banker & Broker (2.44%)
Rogers Corp (a)	14,400	366	Evercore Partners Inc - Class A	18,602	351
Sanmina-SCI Corp (a)	233,700	131	Greenhill & Co Inc	7,700	597
Technitrol Inc	10,000	41	Knight Capital Group Inc (a)	120,500	1,867

		2,274	LaBranche & Co Inc (a)	32,200	135

Electronic Components - Semiconductors (1.64%)			optionsXpress Holdings Inc	27,650	455
Amkor Technology Inc (a)	52,200	225	Penson Worldwide Inc (a)	26,500	269
Applied Micro Circuits Corp (a)	38,025	207	Piper Jaffray Cos (a)	13,100	454
DSP Group Inc (a)	22,100	139	Stifel Financial Corp (a)	38,700	1,905
IXYS Corp	32,300	308

See accompanying notes

502

Schedule of Investments SmallCap Value Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Investment Banker & Broker			Gas - Distribution (continued)
(continued)			Laclede Group Inc/The	22,600 $	784
SWS Group Inc	50,600 $	647

			New Jersey Resources Corp	67,050	2,207
		6,680

			Nicor Inc	26,900	865
Finance - Leasing Company (0.17%)			Northwest Natural Gas Co	6,950	284
Financial Federal Corp	18,400	453	Piedmont Natural Gas Co Inc	14,700	359
			South Jersey Industries Inc	18,900	656
Finance - Mortgage Loan/Banker (0.06%)			Southwest Gas Corp	59,150	1,195
Federal Agricultural Mortgage Corp	56,000	177	WGL Holdings Inc	57,400	1,788

					8,250

Finance - Other Services (0.01%)
BGC Partners Inc	5,600	15	Gold Mining (0.13%)
			Royal Gold Inc	10,100	365
Financial Guarantee Insurance (0.14%)
Assured Guaranty Ltd	40,400	390	Home Furnishings (0.41%)
			Ethan Allen Interiors Inc	10,700	144
Food - Canned (0.40%)			Furniture Brands International Inc	48,900	154
Del Monte Foods Co	69,100	521	Tempur-Pedic International Inc	63,900	822

TreeHouse Foods Inc (a)	21,200	564			1,120

		1,085

			Hotels & Motels (0.27%)
Food - Miscellaneous/Diversified (0.78%)			Choice Hotels International Inc	24,550	735
Cal-Maine Foods Inc	18,300	484
Chiquita Brands International Inc (a)	56,300	426	Human Resources (0.88%)
Hain Celestial Group Inc (a)	10,700	179	Cross Country Healthcare Inc (a)	31,500	277
Ralcorp Holdings Inc (a)	18,300	1,046	Kelly Services Inc	24,700	281

		2,135	Kforce Inc (a)	23,000	251

			Korn/Ferry International (a)	40,700	431
Food - Retail (0.06%)
			MPS Group Inc (a)	72,100	580
Ruddick Corp	6,500	167
			Spherion Corp (a)	51,000	183
Food - Wholesale & Distribution (0.91%)			TrueBlue Inc (a)	41,300	401

Fresh Del Monte Produce Inc (a)	50,800	738			2,404

Nash Finch Co	33,800	990	Identification Systems - Development (0.24%)
Spartan Stores Inc	47,300	769	Brady Corp	6,900	145

		2,497	Checkpoint Systems Inc (a)	41,300	502

Footwear & Related Apparel (0.49%)					647

Deckers Outdoor Corp (a)	4,600	260	Instruments - Scientific (0.13%)
Skechers U.S.A. Inc (a)	13,700	160	FEI Co (a)	21,100	363
Steven Madden Ltd (a)	7,750	228
Timberland Co/The (a)	42,200	686	Insurance Brokers (0.05%)

		1,334	Crawford & Co (a)	21,700	129

Funeral Services & Related Items (0.12%)			Internet Application Software (0.10%)
Stewart Enterprises Inc	96,300	336	Vignette Corp (a)	31,500	260

Gambling (Non-Hotel) (0.03%)			Internet Content - Information & News (0.12%)
Isle of Capri Casinos Inc (a)	8,000	86	Infospace Inc (a)	49,300	327

Garden Products (0.06%)			Internet Infrastructure Equipment (0.19%)
Toro Co	5,300	161	Avocent Corp (a)	36,500	527

Gas - Distribution (3.01%)
Atmos Energy Corp	4,550	112

See accompanying notes

503

Schedule of Investments
SmallCap Value Fund I
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Internet Infrastructure Software (0.32%)			Medical - Biomedical/Gene (continued)
TIBCO Software Inc (a)	139,700 $	883	Maxygen Inc (a)	17,100 $	100
			PDL BioPharma Inc	20,100	144
Internet Security (0.09%)			Protalix BioTherapeutics Inc (a)	20,400	60
SonicWALL Inc (a)	46,600	253	Seattle Genetics Inc (a)	11,800	109
			United Therapeutics Corp (a)	3,500	220

Intimate Apparel (0.14%)
					2,010

Warnaco Group Inc/The (a)	13,700	395
			Medical - Drugs (0.22%)
Investment Companies (0.27%)			Auxilium Pharmaceuticals Inc (a)	4,100	94
MCG Capital Corp	38,500	68	Medivation Inc (a)	4,400	85
Patriot Capital Funding Inc	91,311	206	Pharmasset Inc (a)	4,000	36
Prospect Capital Corp	51,725	469	ULURU Inc (a)	15,000	3

		743	Valeant Pharmaceuticals International (a)	9,300	156

Investment Management & Advisory Services (0.10%)			Viropharma Inc (a)	42,700	240

Virtus Investment Partners Inc (a)	660	8			614

Waddell & Reed Financial Inc	11,650	261	Medical - Generic Drugs (0.03%)

		269	Par Pharmaceutical Cos Inc (a)	6,800	73

Lasers - Systems & Components (0.09%)
			Medical - HMO (1.29%)
Newport Corp (a)	14,400	72
			AMERIGROUP Corp (a)	67,800	2,025
Rofin-Sinar Technologies Inc (a)	8,400	179

			Centene Corp (a)	30,700	564
		251

			Healthspring Inc (a)	60,550	559
Life & Health Insurance (0.48%)			Magellan Health Services Inc (a)	13,500	399

American Equity Investment Life Holding Co	46,050	259			3,547

Delphi Financial Group Inc	60,275	1,041
			Medical - Hospitals (0.06%)
Phoenix Cos Inc/The	11,500	18

			Medcath Corp (a)	16,800	170
		1,318

Machinery - Electrical (0.43%)			Medical - Outpatient & Home Medical Care (0.46%)
Regal-Beloit Corp	28,850	1,172	Gentiva Health Services Inc (a)	49,800	793
			Res-Care Inc (a)	28,400	455

Machinery - General Industry (1.73%)					1,248

Applied Industrial Technologies Inc	110,825	2,494
			Medical Instruments (0.20%)
Chart Industries Inc (a)	35,000	484
			Conmed Corp (a)	42,050	560
Kadant Inc (a)	400	5
Robbins & Myers Inc	10,000	190	Medical Products (0.39%)
Tennant Co	2,700	40	Invacare Corp	59,300	913
Wabtec Corp	40,100	1,529	PSS World Medical Inc (a)	10,900	158

		4,742			1,071

Machinery - Material Handling (0.15%)			Medical Sterilization Products (0.10%)
Cascade Corp	4,200	101	STERIS Corp	10,900	263
Columbus McKinnon Corp/NY (a)	23,450	304

		405	Metal Processors & Fabrication (0.79%)

			CIRCOR International Inc	11,600	298
Medical - Biomedical/Gene (0.73%)
Alexion Pharmaceuticals Inc (a)	13,300	444	Haynes International Inc (a)	12,700	287
Arena Pharmaceuticals Inc (a)	5,400	15	Mueller Industries Inc	30,000	659
Bio-Rad Laboratories Inc (a)	8,800	613	Sun Hydraulics Corp	18,300	331
Celera Corp (a)	10,300	83	Worthington Industries Inc	38,900	580

Emergent Biosolutions Inc (a)	17,200	184			2,155

InterMune Inc (a)	2,800	38

See accompanying notes

504

Schedule of Investments SmallCap Value Fund I April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Miscellaneous Manufacturers (0.03%)			Oil Company - Exploration & Production
Movado Group Inc	9,700 $	89	(continued)
			Vaalco Energy Inc (a)	68,700 $	328

MRI - Medical Diagnostic Imaging (0.02%)					1,905

Alliance HealthCare Services Inc (a)	7,800	61	Oil Company - Integrated (0.06%)
			Delek US Holdings Inc	15,200	156
Multilevel Direct Selling (0.24%)
Nu Skin Enterprises Inc	50,600	649	Oil Field Machinery & Equipment (0.20%)
			Complete Production Services Inc (a)	16,500	110
Multi-Line Insurance (0.06%)
			Lufkin Industries Inc	12,200	426

Horace Mann Educators Corp	20,100	177
					536

Networking Products (1.50%)			Oil Refining & Marketing (0.16%)
3Com Corp (a)	547,900	2,219	Holly Corp	21,500	451
Adaptec Inc (a)	24,700	71
Anixter International Inc (a)	16,400	652	Paper & Related Products (0.40%)
Black Box Corp	12,200	334	Buckeye Technologies Inc (a)	92,100	474
Ixia (a)	27,000	156	Schweitzer-Mauduit International Inc	27,100	623

Netgear Inc (a)	29,200	467			1,097

Polycom Inc (a)	10,700	199	Physical Therapy & Rehabilitation Centers (0.16%)

		4,098	Healthsouth Corp (a)	32,600	305

Non-Ferrous Metals (0.19%)			RehabCare Group Inc (a)	8,200	137

Horsehead Holding Corp (a)	24,600	175			442

RTI International Metals Inc (a)	16,500	215	Power Converter & Supply Equipment (0.11%)
USEC Inc (a)	20,000	124	Advanced Energy Industries Inc (a)	34,400	290

		514

			Printing - Commercial (0.11%)
Office Furnishings - Original (0.45%)
			Consolidated Graphics Inc (a)	12,600	245
Herman Miller Inc	39,400	586
			Valassis Communications Inc (a)	9,900	51

Knoll Inc	92,500	655

					296

		1,241

			Private Corrections (0.10%)
Office Supplies & Forms (0.03%)
			Geo Group Inc/The (a)	16,600	276
Ennis Inc	9,000	81
			Property & Casualty Insurance (3.86%)
Oil - Field Services (0.12%)
			American Physicians Capital Inc	17,800	742
RPC Inc	15,900	170
			Amerisafe Inc (a)	105,450	1,620
Trico Marine Services Inc/United States (a)	28,700	112
			Amtrust Financial Services Inc	56,600	517
Union Drilling Inc (a)	9,700	58

			Employers Holdings Inc	23,900	199
		340

			FPIC Insurance Group Inc (a)	16,300	498
Oil & Gas Drilling (0.17%)			Hallmark Financial Services (a)	8,000	54
Parker Drilling Co (a)	52,700	145	Harleysville Group Inc	11,100	321
Pioneer Drilling Co (a)	15,700	79	Infinity Property & Casualty Corp	18,300	645
Unit Corp (a)	9,200	251	Meadowbrook Insurance Group Inc	22,500	134

		475	Navigators Group Inc (a)	15,500	703

Oil Company - Exploration & Production (0.70%)			PMA Capital Corp (a)	75,700	284
Comstock Resources Inc (a)	17,400	600	ProAssurance Corp (a)	24,500	1,077
Harvest Natural Resources Inc (a)	16,100	82	RLI Corp	2,900	139
Rosetta Resources Inc (a)	39,600	279	Safety Insurance Group Inc	41,400	1,368
Swift Energy Co (a)	54,000	584	SeaBright Insurance Holdings Inc (a)	17,900	166
Toreador Resources Corp	8,700	32	Selective Insurance Group	71,700	1,058
			Tower Group Inc	3,572	97

See accompanying notes

505

Schedule of Investments SmallCap Value Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Property & Casualty Insurance (continued)			REITS - Hotels (continued)

Zenith National Insurance Corp	41,950 $	956	DiamondRock Hospitality Co	71,300$	463

		10,578	Hersha Hospitality Trust	21,600	79

			Strategic Hotels & Resorts Inc	66,900	56
Protection - Safety (0.10%)

Landauer Inc	5,400	286	Sunstone Hotel Investors Inc	55,436	293

					1,049

Publishing - Newspapers (0.01%)			REITS - Manufactured Homes (0.48%)

Lee Enterprises Inc	60,800	23	Equity Lifestyle Properties Inc	24,100	956

			Sun Communities Inc	24,200	355

Quarrying (0.35%)
					1,311

Compass Minerals International Inc	20,100	969
			REITS - Mortgage (0.79%)

Racetracks (0.09%)			Anthracite Capital Inc	88,000	35

International Speedway Corp	10,829	256	Anworth Mortgage Asset Corp	66,900	430

			Arbor Realty Trust Inc	24,300	68

Radio (0.04%)			Capital Trust Inc/NY	9,600	16
Cumulus Media Inc (a)	50,800	62
			MFA Mortgage Investments Inc	214,826	1,266
Entercom Communications Corp	31,800	53

			NorthStar Realty Finance Corp	90,052	286

		115	Resource Capital Corp	22,800	72

Recreational Vehicles (0.21%)					2,173

Polaris Industries Inc	17,600	589
			REITS - Office Property (0.97%)

			BioMed Realty Trust Inc	83,850	957
Reinsurance (2.17%)
			Corporate Office Properties Trust SBI MD	17,600	538
Argo Group International Holdings Ltd (a)	15,225	426
			Douglas Emmett Inc	8,600	82
Aspen Insurance Holdings Ltd	89,600	2,113
			Highwoods Properties Inc	17,600	422
IPC Holdings Ltd	9,200	239
			Maguire Properties Inc	13,000	14
Max Capital Group Ltd	49,600	821
			Parkway Properties Inc/Md	46,400	644

Platinum Underwriters Holdings Ltd	70,350	2,024
					2,657

Validus Holdings Ltd	14,600	327

		5,950	REITS - Regional Malls (0.15%)

			Glimcher Realty Trust	52,200	128
REITS - Apartments (0.33%)
			Pennsylvania Real Estate Investment Trust	35,300	273

American Campus Communities Inc	24,300	527
					401

Associated Estates Realty Corp	14,100	78

Education Realty Trust Inc	18,800	88	REITS - Shopping Centers (0.72%)

Home Properties Inc	6,100	223	Acadia Realty Trust	8,300	120

		916	Cedar Shopping Centers Inc	56,750	204

			Equity One Inc	19,100	284
REITS - Diversified (0.92%)
			Inland Real Estate Corp	37,400	328
Colonial Properties Trust	61,600	446
			Saul Centers Inc	26,400	841
Entertainment Properties Trust	44,100	1,019
			Urstadt Biddle Properties Inc	13,400	206

Lexington Realty Trust	249,941	962
					1,983

PS Business Parks Inc	2,300	101

		2,528	REITS - Single Tenant (1.01%)

			National Retail Properties Inc	123,450	2,190
REITS - Healthcare (1.54%)
			Realty Income Corp	26,050	582

LTC Properties Inc	25,900	466
					2,772

Omega Healthcare Investors Inc	89,650	1,409

Senior Housing Properties Trust	143,350	2,350	REITS - Storage (0.22%)

		4,225	Extra Space Storage Inc	86,500	615

REITS - Hotels (0.38%)
			REITS - Warehouse & Industrial (0.52%)
Ashford Hospitality Trust Inc	52,200	158
			DCT Industrial Trust Inc	143,300	634

See accompanying notes

506

Schedule of Investments SmallCap Value Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Warehouse & Industrial (continued)			Retail - Pawn Shops (continued)
First Potomac Realty Trust	79,500 $	778	Ezcorp Inc (a)	50,000 $	619

		1,412	First Cash Financial Services Inc (a)	31,600	520

					2,223

Rental - Auto & Equipment (1.02%)
Aaron's Inc	6,100	204	Retail - Pet Food & Supplies (0.26%)
Electro Rent Corp	5,200	50	PetMed Express Inc (a)	44,600	725
Rent-A-Center Inc/TX (a)	132,200	2,545

		2,799	Retail - Petroleum Products (0.49%)

			World Fuel Services Corp	34,900	1,331
Retail - Apparel & Shoe (3.19%)
Aeropostale Inc (a)	16,900	574	Retail - Restaurants (0.88%)
Brown Shoe Co Inc	29,675	191	CEC Entertainment Inc (a)	43,750	1,333
Buckle Inc/The	28,600	1,069	Cracker Barrel Old Country Store Inc	7,700	251
Cato Corp/The	47,700	917	Einstein Noah Restaurant Group Inc (a)	5,300	57
Childrens Place Retail Stores Inc/The (a)	19,200	546	Jack in the Box Inc (a)	31,700	779

Collective Brands Inc (a)	31,300	454			2,420

Dress Barn Inc (a)	29,000	439
			Rubber & Plastic Products (0.08%)
Finish Line Inc/The	45,000	382
			Myers Industries Inc	20,800	209
Genesco Inc (a)	6,900	157
Gymboree Corp (a)	32,300	1,111	Savings & Loans - Thrifts (1.56%)
HOT Topic Inc (a)	80,000	979	Berkshire Hills Bancorp Inc	800	18
JOS A Bank Clothiers Inc (a)	35,300	1,428	Brookline Bancorp Inc	40,800	405
Shoe Carnival Inc (a)	18,500	216	Dime Community Bancshares	62,450	521
Stage Stores Inc	21,675	266	First Financial Holdings Inc	10,900	98

		8,729	First Niagara Financial Group Inc	149,930	2,030

Retail - Automobile (0.10%)			First Place Financial Corp/OH	1,152	6
Asbury Automotive Group Inc	27,200	263	Flushing Financial Corp	12,400	114
			Guaranty Financial Group Inc (a)	31,800	19
Retail - Computer Equipment (0.18%)			Provident Financial Services Inc	44,400	474
PC Connection Inc (a)	17,500	87	Provident New York Bancorp	25,750	218
PC Mall Inc (a)	7,900	50	United Community Financial Corp/OH	59,384	123
Systemax Inc (a)	21,000	354	Waterstone Financial Inc (a)	500	1

		491	WSFS Financial Corp	8,800	239

Retail - Convenience Store (0.30%)					4,266

Casey's General Stores Inc	2,800	74	Schools (0.08%)
Pantry Inc/The (a)	32,000	756	Bridgepoint Education Inc (a)	19,100	207

		830

			Semiconductor Component - Integrated Circuits (0.56%)
Retail - Fabric Store (0.03%)
			Cirrus Logic Inc (a)	30,800	143
Jo-Ann Stores Inc (a)	5,100	93
			Emulex Corp (a)	36,800	385
Retail - Gardening Products (0.14%)			Micrel Inc	41,450	311
Tractor Supply Co (a)	9,200	372	Pericom Semiconductor Corp (a)	7,600	68
			Sigma Designs Inc (a)	27,600	357
Retail - Hair Salons (0.09%)			Standard Microsystems Corp (a)	13,000	206
Regis Corp	12,400	237	TriQuint Semiconductor Inc (a)	18,800	72

					1,542

Retail - Leisure Products (0.06%)
Steinway Musical Instruments (a)	11,800	158	Semiconductor Equipment (0.25%)
			Brooks Automation Inc (a)	11,800	73
Retail - Pawn Shops (0.81%)			Cohu Inc	3,000	29
Cash America International Inc	48,500	1,084	Entegris Inc (a)	91,137	135

See accompanying notes

507

Schedule of Investments
SmallCap Value Fund I
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Semiconductor Equipment (continued)			Transport - Air Freight (0.18%)
Kulicke & Soffa Industries Inc (a)	22,100$	89	Atlas Air Worldwide Holdings Inc (a)	18,100$	481
MKS Instruments Inc (a)	23,600	369

		695	Transport - Equipment & Leasing (0.08%)

			Aircastle Ltd	32,500	215
Steel - Producers (0.31%)
Carpenter Technology Corp	23,050	476	Transport - Marine (0.50%)
Schnitzer Steel Industries Inc	7,700	382	Gulfmark Offshore Inc (a)	40,500	1,089

		858	Knightsbridge Tankers Ltd	20,600	272

Telecommunication Equipment (1.01%)					1,361

Arris Group Inc (a)	150,342	1,604	Transport - Services (0.10%)
Plantronics Inc	52,600	670	Pacer International Inc	66,000	280
Symmetricom Inc (a)	17,800	89	PHI Inc (a)	200	2

Tekelec (a)	26,300	408			282

		2,771

			Transport - Truck (0.56%)
Telecommunication Equipment - Fiber Optics (0.33%)			Arkansas Best Corp	51,350	1,185
Finisar Corp (a)	32,000	21	Marten Transport Ltd (a)	16,400	340

Harmonic Inc (a)	120,600	884			1,525

MRV Communications Inc (a)	18,300	9

			Water (0.24%)
		914

			American States Water Co	7,600	263
Telecommunication Services (0.61%)			California Water Service Group	10,100	394

Consolidated Communications Holdings Inc	8,200	92			657

Harris Stratex Networks Inc (a)	20,700	83
			Web Portals (0.57%)
Iowa Telecommunications Services Inc	23,100	304
			Earthlink Inc (a)	76,400	579
MasTec Inc (a)	26,500	332
			United Online Inc	185,462	983

Premiere Global Services Inc (a)	49,200	519
					1,562

USA Mobility Inc	31,300	348

		1,678	Wire & Cable Products (0.28%)

			Belden Inc	10,500	169
Telephone - Integrated (0.39%)
			Encore Wire Corp	27,650	604

Atlantic Tele-Network Inc	6,300	139
					773

Cincinnati Bell Inc (a)	330,500	922

		1,061	Wireless Equipment (0.15%)

			Novatel Wireless Inc (a)	60,100	412

Television (0.04%)
			TOTAL COMMON STOCKS	$ 251,745
LIN TV Corp (a)	7,100	11

Sinclair Broadcast Group Inc	90,000	100		Principal

		111		Amount	Value

				(000's)	(000's)

Textile - Apparel (0.08%)
			REPURCHASE AGREEMENTS (7.67%)
Perry Ellis International Inc (a)	29,600	217
			Diversified Banking Institutions (7.67%)
			Investment in Joint Trading Account; Bank
Therapeutics (0.08%)
			of America Repurchase Agreement; 0.15%
Cypress Bioscience Inc (a)	8,000	58	dated 04/30/09 maturing 05/01/09
Questcor Pharmaceuticals Inc (a)	33,000	148	(collateralized by Sovereign Agency

		206	Issues; $7,140,000; 0.00% - 5.87%; dated

			09/11/09 - 01/22/37)	$ 7,000$	7,000
Tobacco (0.09%)			Investment in Joint Trading Account;
Universal Corp/VA	7,900	238	Deutsche Bank Repurchase Agreement;
			0.15% dated 04/30/09 maturing 05/01/09
Toys (0.47%)			(collateralized by Sovereign Agency
Jakks Pacific Inc (a)	101,900	1,289	Issues; $7,140,000; 0.93% - 5.00%; dated
			03/30/10 - 01/08/14)	7,000	7,000

See accompanying notes

508

Schedule of Investments SmallCap Value Fund I April 30, 2009 (unaudited)

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $7,140,000; 1.00% - 7.125%; dated
05/04/09 - 02/15/30)	$ 7,001$	7,001

21,001

TOTAL REPURCHASE AGREEMENTS	$ 21,001

Total Investments	$ 272,746
Other Assets in Excess of Liabilities, Net - 0.47%		1,298

TOTAL NET ASSETS - 100.00%	$ 274,044

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 16,968
Unrealized Depreciation	(122,103)

Net Unrealized Appreciation (Depreciation)	(105,135)
Cost for federal income tax purposes	377,881
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	37.98%
Industrial	14.22%
Consumer, Cyclical	12.14%
Consumer, Non-cyclical	11.96%
Utilities	6.46%
Communications	6.05%
Technology	5.51%
Basic Materials	3.74%
Energy	1.41%
Diversified	0.06%
Other Assets in Excess of Liabilities, Net	0.47%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	8.17%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; June 2009	Buy	460	$ 19,077	$ 22,387	$ 3,310
All dollar amounts are shown in thousands (000's)

See accompanying notes

509

Schedule of Investments
SmallCap Value Fund II
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (99.00%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.00%)			Applications Software (0.01%)
Core Molding Technologies Inc (a)	160 $	-	Authentidate Holding Corp (a)	8,200 $	4
			EPIQ Systems Inc (a)	242	4
Advertising Services (0.04%)			PDF Solutions Inc (a)	200	-

inVentiv Health Inc (a)	5,800	64			8

Marchex Inc	100	1

			Athletic Equipment (0.02%)
		65

			Cybex International Inc (a)	5,300	6
Aerospace & Defense (0.60%)			Nautilus Inc (a)	25,500	25

Esterline Technologies Corp (a)	26,000	685			31

Herley Industries Inc (a)	17,454	180
			Auction House & Art Dealer (0.01%)
Kratos Defense & Security Solutions Inc (a)	38,671	31
			Escala Group Inc (a)	8,050	16
National Presto Industries Inc	57	4

		900

			Audio & Video Products (0.06%)
Aerospace & Defense Equipment (1.01%)			Audiovox Corp (a)	10,715	60
Alliant Techsystems Inc (a)	11,200	892	Cobra Electronics Corp	8,300	15
Allied Defense Group Inc/The (a)	2,294	9	Emerson Radio Corp (a)	21,000	13

BE Aerospace Inc (a)	9,100	98			88

CPI Aerostructures Inc (a)	3,900	29
			Auto - Medium & Heavy Duty Trucks (0.09%)
Ducommun Inc	10,880	188	Oshkosh Corp	14,300	137
SIFCO Industries Inc (a)	858	7
Triumph Group Inc	7,198	298	Auto - Truck Trailers (0.01%)

		1,521	Wabash National Corp	16,300	20

Agricultural Operations (0.04%)
			Auto/Truck Parts & Equipment - Original (0.83%)
Griffin Land & Nurseries Inc	1,602	50
			Accuride Corp (a)	19,731	7
MGP Ingredients Inc	8,800	15

			American Axle & Manufacturing Holdings
		65	Inc	51,300	51

Airlines (0.96%)			Autoliv Inc	6,450	159
Airtran Holdings Inc (a)	4,435	31	Federal Mogul Corp (a)	17,700	196
ExpressJet Holdings Inc (a)	6,776	8	Lear Corp (a)	26,300	21
Frontier Airlines Holdings Inc (a)	51,574	14	Miller Industries Inc/TN (a)	6,945	56
JetBlue Airways Corp (a)	5,139	25	Modine Manufacturing Co	36,900	141
MAIR Holdings Inc (a)(b)(c)	16,800	-	Superior Industries International Inc	33,263	502
Pinnacle Airlines Corp (a)	3,200	7	Supreme Industries Inc	5,189	7
Republic Airways Holdings Inc (a)	36,800	264	TRW Automotive Holdings Corp (a)	11,800	102

Skywest Inc	90,238	1,087			1,242

		1,436	Auto/Truck Parts & Equipment - Replacement (0.14%)

Apparel Manufacturers (1.08%)			Commercial Vehicle Group Inc (a)	17,800	17
Delta Apparel Inc (a)	5,800	35	Dorman Products Inc (a)	11,900	127
G-III Apparel Group Ltd (a)	1,376	11	Proliance International Inc (a)	15,060	4
Hanesbrands Inc (a)	62,800	1,034	Standard Motor Products Inc	16,200	65

Jones Apparel Group Inc	35,900	332			213

Lakeland Industries Inc (a)	5,060	38	B2B - E-Commerce (0.13%)
Oxford Industries Inc	9,300	90	Arbinet-thexchange Inc (a)	8,145	15
Quiksilver Inc (a)	21,900	36	ePlus Inc (a)	14,577	175

Superior Uniform Group Inc	3,700	28			190

Tandy Brands Accessories Inc	6,000	13

			Batteries & Battery Systems (0.31%)
		1,617

			EnerSys (a)	26,899	459

See accompanying notes

510

Schedule of Investments
SmallCap Value Fund II
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Brewery (0.01%)			Building Products - Cement & Aggregate (0.05%)
Craft Brewers Alliance Inc (a)	8,700 $	19	US Concrete Inc (a)	35,200$		70

Broadcasting Services & Programming (0.54%)			Building Products - Doors & Windows (0.01%)
Fisher Communications Inc	3,716	45	PGT Inc (a)	9,875		21
Gray Television Inc	61,100	42
Liberty Media Corp - Capital Series A (a)	61,300	717	Building Products - Light Fixtures (0.00%)
Medialink Worldwide Inc (a)	10,500	1	LSI Industries Inc	300		2

		805

			Building Products - Wood (0.22%)
Building - Heavy Construction (0.11%)			Universal Forest Products Inc	9,800		329
Perini Corp (a)	9,500	164
			Capacitors (0.08%)
Building - Maintenance & Service (0.00%)			Kemet Corp (a)	144,800		116
Sunair Services Corp (a)	200	-
			Casino Hotels (0.12%)
Building - Mobile Home & Manufactured Housing (0.09%)			Boyd Gaming Corp	16,500		152
Cavalier Homes Inc (a)	12,065	20	MTR Gaming Group Inc (a)	14,300		29

Cavco Industries Inc (a)	2,999	70				181

Coachmen Industries Inc (a)	12,800	11
			Cellular Telecommunications (0.57%)
Palm Harbor Homes Inc (a)	8,918	27
			Syniverse Holdings Inc (a)	67,750		854
Skyline Corp	4	-

		128	Chemicals - Diversified (0.47%)

Building - Residential & Commercial (0.63%)			Aceto Corp	1,285		9
Beazer Homes USA Inc (a)	9,652	24	Georgia Gulf Corp	22,643		25
Brookfield Homes Corp	14,100	74	Innospec Inc	2,300		18
Centex Corp	15,300	167	Westlake Chemical Corp	35,319		661

Comstock Homebuilding Cos Inc (a)	2,300	1				713

Hovnanian Enterprises Inc (a)	22,900	64	Chemicals - Plastics (0.31%)
Lennar Corp	9,500	93	PolyOne Corp (a)	73,800		202
M/I Homes Inc	13,751	210	Schulman A Inc	7,409		116
Meritage Homes Corp (a)	11,400	237	Spartech Corp	36,900		145

Orleans Homebuilders Inc	8,600	18				463

Standard Pacific Corp (a)	35,400	66

			Chemicals - Specialty (0.34%)
		954

			American Pacific Corp (a)	4,800		34
Building & Construction - Miscellaneous (0.05%)			Cabot Corp	9,200		134
Builders FirstSource Inc (a)	17,700	58	OM Group Inc (a)	11,300		315
Dycom Industries Inc (a)	1,260	11	Penford Corp	4,670		21
Layne Christensen Co (a)	600	13	Quaker Chemical Corp	75		1

		82	Symyx Technologies (a)	500		2

Building & Construction Products -						507

Miscellaneous (0.44%)
Armstrong World Industries Inc (a)	7,900	144	Circuit Boards (0.06%)
			DDi Corp (a)	7,982		27
Gibraltar Industries Inc	26,109	175
			Merix Corp (a)	17,400		11
Interline Brands Inc (a)	5,387	70
			TTM Technologies Inc (a)	6,000		44

Louisiana-Pacific Corp	60,500	246
						82

NCI Building Systems Inc (a)	7,200	28
Patrick Industries Inc (a)	2,100	1	Coal (0.31%)

		664	Walter Energy Inc	20,375		465

See accompanying notes

511

Schedule of Investments SmallCap Value Fund II April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Coffee (0.18%)			Commercial Banks (continued)
Diedrich Coffee Inc (a)	2,200 $	21	First Financial Corp/IN	44 $		2
Farmer Bros Co	12,534	248	First Horizon National Corp	32,489		374

		269	First Mariner Bancorp Inc (a)	2,400		2

			First Merchants Corp	11,400		139
Collectibles (0.06%)
RC2 Corp (a)	7,687	87	First Regional Bancorp/Los Angeles CA (a)	5,004		6
			First Security Group Inc/TN	5,500		21
Commercial Banks (6.84%)			First State Bancorporation/NM	8,800		19
1st Source Corp	26,837	527	FNB Corp/PA	9,900		74
Amcore Financial Inc	9,043	13	FNB United Corp	4,500		14
AmericanWest Bancorp (a)	10,100	8	Fulton Financial Corp	22,759		150
Ameris Bancorp	7,200	47	German American Bancorp Inc	4,818		57
AmeriServ Financial Inc	24,600	44	Great Southern Bancorp Inc	500		8
Bancorp Inc/DE (a)	2,700	15	Green Bankshares Inc	4,743		40
BancTrust Financial Group Inc	8,600	57	Guaranty Bancorp (a)	46,396		103
Bank Mutual Corp	203	2	Hampton Roads Bankshares Inc	7,148		53
Bank of Florida Corp (a)	7,000	22	Hanmi Financial Corp	8,300		13
Bank of Granite Corp	4,500	9	Harleysville National Corp	20,729		182
Banner Corp	7,347	34	Heritage Commerce Corp	5,500		44
BNCCORP Inc (a)	2,300	16	Home Bancshares Inc/Conway AR	2,032		45
Cadence Financial Corp	6,356	21	Horizon Financial Corp	2,100		3
Capitol Bancorp Ltd	10,182	37	Iberiabank Corp	1,219		56
Cardinal Financial Corp	17,900	141	Imperial Capital Bancorp Inc (a)	6,870		4
Cascade Financial Corp	1,300	4	Independent Bank Corp/MI	10,100		18
Cathay General Bancorp	13,000	146	Independent Bank Corp/Rockland MA	1,062		21
Center Financial Corp	9,200	23	Integra Bank Corp	11,000		24
Central Bancorp Inc/MA	600	3	Intervest Bancshares Corp	1,900		7
Central Pacific Financial Corp	25,280	148	Irwin Financial Corp (a)	36,925		47
Chemical Financial Corp	12,274	262	Lakeland Bancorp Inc	3,658		31
Citizens Republic Bancorp Inc (a)	30,618	51	LNB Bancorp Inc	2,200		12
Colonial BancGroup Inc/The	3,500	3	Macatawa Bank Corp	8,316		26
Columbia Banking System Inc	7,834	78	MainSource Financial Group Inc	14,705		127
Community Bancorp/NV (a)	8,400	19	MB Financial Inc	28,691		391
Community Bank System Inc	7	-	MBT Financial Corp	6,800		17
Community Trust Bancorp Inc	183	6	Midwest Banc Holdings Inc	11,770		19
Corus Bankshares Inc (a)	24,200	5	Nara Bancorp Inc	3,100		12
Crescent Financial Corp (a)	4,056	16	National Penn Bancshares Inc	23,597		191
Cullen/Frost Bankers Inc	24,500	1,154	NewBridge Bancorp	6,405		14
Dearborn Bancorp Inc (a)	4,410	10	Nexity Financial Corp (a)	2,900		1
East West Bancorp Inc	8,300	57	Northeast Bancorp	900		7
Encore Bancshares Inc (a)	2,273	21	Old Second Bancorp Inc	1,400		8
Enterprise Financial Services Corp	100	1	Pacific Capital Bancorp NA	6,049		42
Farmers Capital Bank Corp	700	15	Pacific Mercantile Bancorp (a)	3,964		13
Fidelity Southern Corp	609	1	Patriot National Bancorp Inc	2,600		10
Financial Institutions Inc	2,600	39	Peoples Bancorp Inc/OH	8,200		136
First Bancorp/Puerto Rico	12,000	66	Pinnacle Bancshares Inc/AL	200		1
First Bancorp/Troy NC	807	10	Pinnacle Financial Partners Inc (a)	27		-
First Bank of Delaware (a)	1,240	1	Preferred Bank/Los Angeles CA	2,000		9
First Busey Corp	15,335	120	Premier Financial Bancorp Inc	700		3
First Financial Bancorp	97	1	PrivateBancorp Inc	4,400		89

See accompanying notes

512

Schedule of Investments SmallCap Value Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Commercial Services (continued)
Prosperity Bancshares Inc	44,625 $	1,239	StarTek Inc (a)	12,200 $	50

Provident Bankshares Corp	16,800	148			1,565

Renasant Corp	10,879	153
			Commercial Services - Finance (0.09%)
Republic First Bancorp Inc (a)	247	2	Euronet Worldwide Inc (a)	3,897	63
Sandy Spring Bancorp Inc	4,900	80	Newtek Business Services Inc (a)	22,400	9
Seacoast Banking Corp of Florida	9,900	42	Rewards Network Inc (a)	15,100	56
Security Bank Corp/GA	7,168	4	Track Data Corp (a)	5,000	4
Simmons First National Corp	5,653	147	Tree.com Inc (a)	600	4

South Financial Group Inc/The	27,078	45			136

Southern Community Financial Corp/NC	14,600	53
Southern Connecticut Bancorp Inc (a)	1,000	6	Communications Software (0.11%)
			CallWave Inc (a)	17,500	15
Southwest Bancorp Inc/Stillwater OK	6,624	45
			Concurrent Computer Corp (a)	1,900	9
StellarOne Corp	8,008	103
			Digi International Inc (a)	18,297	133
Sterling Bancshares Inc/TX	1,500	10
			Seachange International Inc (a)	101	1

Sterling Financial Corp/WA	15,900	51

Sun American Bancorp (a)	200	-			158

Sun Bancorp Inc/NJ (a)	34,067	224	Computer Data Security (0.02%)
Superior Bancorp (a)	4,775	20	SCM Microsystems Inc (a)	11,000	26
Susquehanna Bancshares Inc	44,662	360
Taylor Capital Group Inc	10,078	43	Computer Services (1.20%)
TIB Financial Corp	1,528	5	Acorn Energy Inc (a)	100	-
Trico Bancshares	583	9	Analysts International Corp (a)	38,200	24
UCBH Holdings Inc	9,085	12	CACI International Inc (a)	13,975	553
Umpqua Holdings Corp	31,274	300	Ciber Inc (a)	57,000	184
Union Bankshares Corp/VA	4,300	74	Computer Task Group Inc (a)	2,181	9
United Community Banks Inc/GA	21,896	141	Dynamics Research Corp (a)	4,676	39
Univest Corp of Pennsylvania	205	4	Insight Enterprises Inc (a)	55,159	316
Vineyard National Bancorp	4,200	1	Pomeroy IT Solutions Inc (a)	10,500	37
Virginia Commerce Bancorp (a)	2,700	9	SRA International Inc (a)	37,200	572
Webster Financial Corp	27,500	144	Technology Solutions Co (a)	1,480	3
WesBanco Inc	8,570	170	TechTeam Global Inc (a)	4,600	24
Western Alliance Bancorp (a)	5,000	33	Tier Technologies Inc (a)	6,900	43
Whitney Holding Corp/LA	33,300	398	Tripos Inc (a)(b)(c)	100	-

Wilshire Bancorp Inc	430	2			1,804

Wintrust Financial Corp	12,900	219	Computer Software (0.04%)
Yadkin Valley Financial Corp	5,100	42	Accelrys Inc (a)	86	-

		10,276	Avid Technology Inc (a)	5,226	58

			Market Leader Inc (a)	2,800	6

Commercial Services (1.04%)
Collectors Universe	5,990	24			64

Convergys Corp (a)	10,500	106	Computers (0.02%)
Healthcare Services Group Inc	36,058	645	Rackable Systems Inc (a)	7,910	36
ICT Group Inc (a)	8,300	59
Intersections Inc (a)	13,724	45	Computers - Integrated Systems (0.71%)
Live Nation Inc (a)	1,829	7	Agilysys Inc	21,665	131
Mac-Gray Corp (a)	15,100	104	Catapult Communications Corp (a)	11,500	85
Perceptron Inc (a)	213	1	Mercury Computer Systems Inc (a)	6,703	54
PHH Corp (a)	30,800	517	Micros Systems Inc (a)	33,100	694
Source Interlink Cos Inc (a)	65,230	7	PAR Technology Corp (a)	7,100	37

See accompanying notes

513

Schedule of Investments SmallCap Value Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Computers - Integrated Systems (continued)			Containers - Paper & Plastic (continued)

Radisys Corp (a)	9,873 $	71	Temple-Inland Inc	4,663 $	56

		1,072			1,704

Computers - Memory Devices (0.47%)			Cosmetics & Toiletries (0.02%)

Dataram Corp	3,500	5	Parlux Fragrances Inc (a)	13,600	33

Dot Hill Systems Corp (a)	56,700	44

Entorian Technologies Inc (a)	1,800	-	Data Processing & Management (0.06%)

Hutchinson Technology Inc (a)	21,300	41	infoGROUP Inc	6,268	25

Imation Corp	43,982	440	Pegasystems Inc	190	3

Overland Storage Inc (a)	12,600	8	Schawk Inc	8,700	63

Silicon Storage Technology Inc (a)	90,400	167			91

		705	Dental Supplies & Equipment (0.79%)

Computers - Peripheral Equipment (0.17%)			Patterson Cos Inc (a)	56,850	1,163

Astro-Med Inc	11,200	62	Sirona Dental Systems Inc (a)	1,400	23

Electronics for Imaging Inc (a)	11,400	112			1,186

Franklin Electronic Publishers Inc (a)	6,000	5	Direct Marketing (0.01%)

Immersion Corp (a)	2,200	9	Valuevision Media Inc (a)	19,900	14

InFocus Corp (a)	34,185	33

Key Tronic Corp (a)	7,695	11	Distribution & Wholesale (0.88%)

Planar Systems Inc (a)	21,819	20	Bell Microproducts Inc (a)	47,972	38

Qualstar Corp	800	2	BlueLinx Holdings Inc (a)	15,784	49

		254	Core-Mark Holding Co Inc (a)	5,130	98

			GTSI Corp (a)	7,478	34
Consulting Services (1.05%)
			Huttig Building Products Inc (a)	17,000	11
Franklin Covey Co (a)	13,372	56
			Jaco Electronics Inc (a)	1,000	1
Hackett Group Inc/The (a)	100	-
			Navarre Corp (a)	18,400	8
LECG Corp (a)	2,900	8
			School Specialty Inc (a)	18,515	348
Management Network Group Inc (a)	28,120	9
			Tech Data Corp (a)	25,400	731

PDI Inc (a)	22,664	73
					1,318

Watson Wyatt Worldwide Inc	27,100	1,438

		1,584	Diversified Manufacturing Operations (1.96%)

			Actuant Corp	29,250	359
Consumer Products - Miscellaneous (1.91%)
			American Biltrite Inc (a)	1,000	1
American Greetings Corp	63,811	501
			AO Smith Corp	22,500	699
CSS Industries Inc	13,424	267
			EnPro Industries Inc (a)	1,300	21
Helen of Troy Ltd (a)	15,081	240
			GP Strategies Corp (a)	2,135	9
Jarden Corp (a)	35,489	713
			Griffon Corp (a)	37,354	324
Prestige Brands Holdings Inc (a)	28,200	182
			Lydall Inc (a)	5,600	24
Russ Berrie & Co Inc (a)	28,700	55
			Park-Ohio Holdings Corp (a)	9,439	44
Scotts Miracle-Gro Co/The	26,850	907

			Standex International Corp	10,100	140
		2,865

			Teleflex Inc	14,825	637

Containers - Metal & Glass (0.30%)			Tredegar Corp	39,331	691

Bway Holding Co (a)	1,730	16			2,949

Silgan Holdings Inc	9,500	442

			Diversified Operations (0.16%)
		458

			Compass Diversified Holdings	7,900	71

Containers - Paper & Plastic (1.13%)			Resource America Inc	6,523	32

Graphic Packaging Holding Co (a)	251,161	432	Zapata Corp (a)	22,800	143

Mod-Pac Corp (a)	1,395	3			246

Pactiv Corp (a)	55,483	1,213
			Diversified Operations & Commercial Services (0.12%)

			Avalon Holdings Corp (a)	4,373	7

See accompanying notes

514

Schedule of Investments
SmallCap Value Fund II
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Operations & Commercial Services			Electronic Components - Semiconductors
(continued)			(continued)
Viad Corp	4,800 $	92	Macrovision Solutions Corp (a)	6,500 $	131
Volt Information Sciences Inc (a)	10,599	76	Microsemi Corp (a)	73,850	991

		175	MIPS Technologies Inc (a)	89	-

			Omnivision Technologies Inc (a)	2,300	22
Drug Detection Systems (0.03%)
Caliper Life Sciences Inc (a)	26,579	38	Richardson Electronics Ltd/United States	23,735	85
			Skyworks Solutions Inc (a)	65	1
E-Commerce - Services (0.04%)			Virage Logic Corp (a)	10,000	34
Internet Brands Inc (a)	8,100	50	White Electronic Designs Corp (a)	36,721	162
Orbitz Worldwide Inc (a)	6,800	13	Zilog Inc (a)	8,857	20

		63	Zoran Corp (a)	48,692	435

					4,278

Educational Software (0.08%)
PLATO Learning Inc (a)	39,960	118	Electronic Connectors (0.00%)
			Innovex Inc/MN (a)	30,198	6
Electric - Integrated (0.08%)
Maine & Maritimes Corp	2,096	73	Electronic Design Automation (0.07%)
Unitil Corp	2,100	43	Cadence Design Systems Inc (a)	19,200	107

		116	Mentor Graphics Corp (a)	200	1

					108

Electronic Components - Miscellaneous (1.02%)
AVX Corp.	5,139	51	Electronic Measurement Instruments (0.08%)
Bel Fuse Inc	3,900	63	Aehr Test Systems (a)	82	-
Benchmark Electronics Inc (a)	47,566	577	Cyberoptics Corp (a)	7,100	33
Blonder Tongue Laboratories (a)	1,700	2	Keithley Instruments Inc	3,300	12
CTS Corp	40,155	244	LeCroy Corp (a)	10,857	35
IntriCon Corp (a)	500	1	Zygo Corp (a)	7,200	36

Methode Electronics Inc	17,269	104			116

OSI Systems Inc (a)	761	14	Electronic Parts Distribution (0.03%)
RF Monolithics Inc (a)	4,982	2	NU Horizons Electronics Corp (a)	15,500	43
Sanmina-SCI Corp (a)	133,158	75
Sparton Corp (a)	4,236	6	Electronic Security Devices (0.01%)
Stoneridge Inc (a)	1,340	3	Vicon Industries Inc (a)	2,200	12
Sypris Solutions Inc	41,921	32
Vishay Intertechnology Inc (a)	61,900	363	Electronics - Military (0.01%)

		1,537	Arotech Corp (a)	10,093	9

			Merrimac Industries Inc (a)	800	3

Electronic Components - Semiconductors (2.85%)
					12

Actel Corp (a)	12,480	154
Applied Micro Circuits Corp (a)	165,994	905	E-Marketing & Information (0.01%)
AXT Inc (a)	19,600	17	Looksmart Ltd (a)	16,020	20
California Micro Devices Corp (a)	28,400	80
			Energy - Alternate Sources (0.07%)
Ceva Inc (a)	8,876	73
			Headwaters Inc (a)	18,100	45
DSP Group Inc (a)	14,000	88
			Ocean Power Technologies Inc (a)	600	4
Fairchild Semiconductor International Inc (a)	19,821	122
			Plug Power Inc (a)	47,090	47
Ikanos Communications Inc (a)	11,350	17
			Quantum Fuel Systems Technologies
Integrated Silicon Solution Inc (a)	41,282	92	Worldwide Inc (a)	7,373	5

International Rectifier Corp (a)	10,600	179			101

IXYS Corp	18,300	175
			Engineering - Research & Development Services (0.76%)
Kopin Corp (a)	35,773	98
			Foster Wheeler AG (a)	26,300	566
Lattice Semiconductor Corp (a)	225,560	393
			National Technical Systems Inc	5,700	18
Leadis Technology Inc (a)	5,942	4
See accompanying notes

515

Schedule of Investments SmallCap Value Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Engineering - Research & Development			Finance - Credit Card (0.06%)

Services (continued)			Advanta Corp - Class A	6,195 $	5
Servidyne Inc	525 $	1
			Advanta Corp - Class B	16,532	19
URS Corp (a)	12,625	557

			CompuCredit Corp (a)	20,100	64

		1,142

					88

Engines - Internal Combustion (0.39%)
			Finance - Investment Banker & Broker (0.85%)
Briggs & Stratton Corp	39,800	592
			Cowen Group Inc (a)	13,141	76

			E*Trade Financial Corp (a)	7,672	11
Enterprise Software & Services (2.24%)
			LaBranche & Co Inc (a)	28,800	121
Epicor Software Corp (a)	2,584	14
			MF Global Ltd (a)	23,100	141
etrials Worldwide Inc (a)	600	-
			Penson Worldwide Inc (a)	2,000	20
Pervasive Software Inc (a)	38,653	190
			Piper Jaffray Cos (a)	23,626	819
Sybase Inc (a)	48,375	1,643
			Sanders Morris Harris Group Inc	12,886	58
SYNNEX Corp (a)	28,000	603
			Thomas Weisel Partners Group Inc (a)	7,933	36

Tyler Technologies Inc (a)	55,100	909

					1,282

		3,359

			Finance - Leasing Company (0.03%)
Entertainment Software (0.00%)
			California First National Bancorp	1,100	13
Glu Mobile Inc (a)	10,900	6
			Financial Federal Corp	71	2

Environmental Consulting & Engineering (0.03%)			Marlin Business Services Corp (a)	6,400	20

TRC Cos Inc (a)	16,000	43	MicroFinancial Inc	5,975	14

					49

E-Services - Consulting (0.05%)
			Finance - Mortgage Loan/Banker (0.01%)
Keynote Systems Inc (a)	7,850	61
			Delta Financial Corp (a)(b)	18,200	-
Perficient Inc (a)	1,614	11
			Doral Financial Corp (a)	2,400	11
SumTotal Systems Inc (a)	1,500	6

			Federal Agricultural Mortgage Corp	128	1
		78

			Franklin Credit Holding Corp (a)	5,800	2

Fiduciary Banks (0.19%)					14

Boston Private Financial Holdings Inc	33,800	156
			Finance - Other Services (0.02%)
Wilmington Trust Corp	8,900	129

			Asset Acceptance Capital Corp (a)	3,403	28
		285

Filtration & Separation Products (0.02%)			Financial Guarantee Insurance (0.17%)

Mfri Inc (a)	5,900	30	Assured Guaranty Ltd	13,900	134

			MBIA Inc (a)	18,100	86

Finance - Auto Loans (0.43%)			PMI Group Inc/The	17,000	11

AmeriCredit Corp (a)	61,100	621	Radian Group Inc	10,500	18

Consumer Portfolio Services Inc (a)	17,265	13	Triad Guaranty Inc (a)	13,536	4

United PanAm Financial Corp (a)	7,800	14			253

		648

			Food - Baking (0.01%)

Finance - Commercial (0.00%)			Tasty Baking Co	2,300	10
NewStar Financial Inc (a)	1,884	4

			Food - Canned (0.66%)

Finance - Consumer Loans (0.18%)			Del Monte Foods Co	75,931	573

Asta Funding Inc	200	-	TreeHouse Foods Inc (a)	15,736	419

Encore Capital Group Inc (a)	3,190	28			992

First Marblehead Corp/The (a)	7,600	15
			Food - Miscellaneous/Diversified (1.08%)
Firstcity Financial Corp (a)	8,834	28
			B&G Foods Inc	200	1
Nelnet Inc	14,000	84
			Chiquita Brands International Inc (a)	59,634	451
Student Loan Corp	2,300	111

			Golden Enterprises Inc	700	2
		266

			Hain Celestial Group Inc (a)	3,168	53

See accompanying notes

516

Schedule of Investments
SmallCap Value Fund II
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Miscellaneous/Diversified (continued)			Home Furnishings (continued)
John B. Sanfilippo & Son Inc (a)	19,776 $	113	Chromcraft Revington Inc (a)	2,500 $	1
M&F Worldwide Corp (a)	15,500	247	Flexsteel Industries	2,364	17
Monterey Gourmet Foods Inc (a)	13,100	17	Furniture Brands International Inc	67,202	212
Ralcorp Holdings Inc (a)	12,900	737	Hooker Furniture Corp	1,400	17
Smart Balance Inc (a)	220	2	Kimball International Inc	33,945	186

		1,623	La-Z-Boy Inc	67,600	180

			Stanley Furniture Co Inc	3,800	39

Food - Retail (0.22%)
Ingles Markets Inc	600	10			667

Winn-Dixie Stores Inc (a)	27,500	315	Hotels & Motels (0.19%)

		325	Gaylord Entertainment Co (a)	3,612	50

			Interstate Hotels & Resorts Inc (a)	25,900	13
Food - Wholesale & Distribution (0.12%)
Fresh Del Monte Produce Inc (a)	11,900	173	Lodgian Inc (a)	21,900	56
Nash Finch Co	100	3	Marcus Corp	238	3

		176	Red Lion Hotels Corp (a)	35,400	162

					284

Footwear & Related Apparel (0.09%)
Heelys Inc	2,200	4	Housewares (0.02%)
Iconix Brand Group Inc (a)	4,758	68	Libbey Inc	1,097	1
Lacrosse Footwear Inc	1,100	9	Lifetime Brands Inc	10,000	28

Phoenix Footwear Group Inc (a)	19,740	8			29

Rocky Brands Inc (a)	4,100	15	Human Resources (1.43%)
Skechers U.S.A. Inc (a)	2,764	32	AMN Healthcare Services Inc (a)	3,000	21

		136	Barrett Business Services Inc	3,900	39

			CDI Corp	2,600	31
Funeral Services & Related Items (0.54%)
Carriage Services Inc (a)	23,453	62	Cross Country Healthcare Inc (a)	29,356	259
Hillenbrand Inc	31,350	570	Edgewater Technology Inc (a)	11,900	28
Service Corp International/US	37,200	169	Kelly Services Inc	21,416	243
Stewart Enterprises Inc	3,000	10	Kforce Inc (a)	15,900	174

		811	Medical Staffing Network Holdings Inc (a)	47,500	8

			MPS Group Inc (a)	126,664	1,018
Gambling (Non-Hotel) (0.33%)			On Assignment Inc (a)	3,600	13
Isle of Capri Casinos Inc (a)	2,900	31
			RCM Technologies Inc (a)	9,300	12
Lakes Entertainment Inc (a)	15,800	50
			Spherion Corp (a)	83,900	301

Pinnacle Entertainment Inc (a)	33,100	413

					2,147

		494

			Identification Systems - Development (0.33%)
Gold Mining (0.03%)			Checkpoint Systems Inc (a)	5,100	62
US Gold Corp (a)	25,600	51
			Intelli-Check - Mobilisa Inc (a)	1,000	1
			L-1 Identity Solutions Inc (a)	59,200	434

Golf (0.00%)
					497

Aldila Inc	270	1
			Industrial Audio & Video Products (0.02%)
Health Care Cost Containment (0.01%)			Ballantyne of Omaha Inc (a)	10,600	25
Hooper Holmes Inc (a)	48,100	19	Rockford Corp/Arizona (a)	3,600	1
Prospect Medical Holdings Inc (a)	1,200	2	Wells-Gardner Electronics Corp (a)	3,417	3

		21			29

Heart Monitors (0.05%)			Industrial Automation & Robots (0.26%)
Cardiac Science Corp (a)	23,000	68	Gerber Scientific Inc (a)	20,440	81
			Hurco Cos Inc (a)	400	6
Home Furnishings (0.44%)
Bassett Furniture Industries Inc	6,700	15

See accompanying notes

517

Schedule of Investments

SmallCap Value Fund II
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Industrial Automation & Robots (continued)			Internet Incubators (0.18%)
Nordson Corp	8,425 $	306	Internet Capital Group Inc (a)	30,600 $	166

		393	ModusLink Global Solutions Inc (a)	22,500	83

			Safeguard Scientifics Inc (a)	16,078	15

Industrial Gases (0.79%)
Airgas Inc	27,375	1,180			264

			Internet Infrastructure Equipment (0.06%)
Instruments - Controls (0.33%)			Avocent Corp (a)	6,294	91
Frequency Electronics Inc (a)	13,200	44
Spectrum Control Inc (a)	15,900	112	Internet Infrastructure Software (0.09%)
Technology Research Corp	4,647	9	Openwave Systems Inc (a)	53,300	64
Watts Water Technologies Inc	14,700	327	SupportSoft Inc (a)	28,267	64

X-Rite Inc (a)	400	1			128

		493

			Internet Security (0.22%)
Instruments - Scientific (0.01%)			ActivIdentity Corp (a)	37,414	81
Meade Instruments Corp (a)	34,417	6	Ipass Inc (a)	33,400	38
OI Corp	1,700	13	SonicWALL Inc (a)	37,994	206

Winland Electronics Inc (a)	1,800	1			325

		20

			Investment Companies (0.24%)
Insurance Brokers (0.27%)			Harris & Harris Group Inc (a)	10,200	49
Arthur J Gallagher & Co	18,300	411	Hercules Technology Growth Capital Inc	1,253	8
			MCG Capital Corp	78,105	138
Internet Application Software (0.34%)			Medallion Financial Corp	23,244	171

Lionbridge Technologies (a)	28,900	39			366

RealNetworks Inc (a)	74,219	182
			Investment Management & Advisory Services (0.74%)
S1 Corp (a)	129	1
			Virtus Investment Partners Inc (a)	7,131	81
Vignette Corp (a)	35,200	291

			Waddell & Reed Financial Inc	46,275	1,037

		513

					1,118

Internet Connectivity Services (0.02%)
			Lasers - Systems & Components (0.69%)
Internap Network Services Corp (a)	8,300	23
			Coherent Inc (a)	15,800	300
PC-Tel Inc	52	-

			Electro Scientific Industries Inc (a)	26,216	226
		23

			Newport Corp (a)	36,235	181
Internet Content - Entertainment (0.04%)			Rofin-Sinar Technologies Inc (a)	15,400	328

Alloy Inc (a)	11,650	53			1,035

Hollywood Media Corp (a)	4,450	4
			Leisure & Recreation Products (0.26%)
New Motion Inc (a)	7,133	7
			Brunswick Corp/DE	54,800	328
PlanetOut Inc (a)	3,700	1

			GameTech International Inc (a)	700	1
		65

			Johnson Outdoors Inc	6,500	41
Internet Content - Information & News (0.08%)			Multimedia Games Inc (a)	11,641	25

Autobytel Inc (a)	72,271	39			395

Harris Interactive Inc (a)	147,160	59
			Life & Health Insurance (0.96%)
TechTarget Inc (a)	200	1
			American Equity Investment Life Holding Co	73,700	415
TheStreet.com Inc	7,300	16
			Conseco, Inc. (a)	3,700	6
WebMediaBrands Inc (a)	10,800	5

			FBL Financial Group Inc	35,896	206
		120

			Independence Holding Co	9,300	48
Internet Financial Services (0.01%)			Penn Treaty American Corp (a)	20,525	3
Insweb Corp (a)	800	2	Phoenix Cos Inc/The	142,625	223
Online Resources Corp (a)	3,600	15	Presidential Life Corp	36,884	394

		17

See accompanying notes

518

Schedule of Investments SmallCap Value Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Life & Health Insurance (continued)			Medical - Biomedical/Gene (continued)
Universal American Corp/NY (a)	14,900 $	154	Harvard Bioscience Inc (a)	2,247 $		6

		1,449	Maxygen Inc (a)	338		2

			Neose Technologies Inc	47,700		6
Linen Supply & Related Items (0.33%)

G&K Services Inc	17,900	447	RTI Biologics Inc (a)	19,900		70

Unifirst Corp/MA	1,300	48				94

		495	Medical - Drugs (0.08%)

			Hi-Tech Pharmacal Co Inc (a)	9,434		71
Machinery - Construction & Mining (0.50%)
Bucyrus International Inc	34,400	747	Infinity Pharmaceuticals Inc (a)	2,222		14
			Lannett Co Inc (a)	4,700		25
Machinery - Electrical (0.18%)			Ore Pharmaceuticals Inc (a)	8,930		5

Baldor Electric Co	10,900	253				115

Regal-Beloit Corp	600	24	Medical - Hospitals (0.56%)

		277	Dynacq Healthcare Inc (a)	192		-

Machinery - Farm (0.47%)			LifePoint Hospitals Inc (a)	28,700		742
Alamo Group Inc	9,800	110	Medcath Corp (a)	10,365		105

Lindsay Corp	15,275	595				847

		705	Medical - Nursing Homes (0.33%)

Machinery - General Industry (0.45%)			Assisted Living Concepts Inc (a)	1,100		22
Albany International Corp	3,700	34	Kindred Healthcare Inc (a)	33,100		431
Applied Industrial Technologies Inc	800	18	Skilled Healthcare Group Inc (a)	4,300		37

Gencor Industries Inc (a)	800	7				490

Intevac Inc (a)	2,400	16	Medical - Outpatient & Home Medical Care (0.07%)
Kadant Inc (a)	17,419	215	Allied Healthcare International Inc (a)	68,110		106
Robbins & Myers Inc	20,030	380	American Shared Hospital Services (a)	1,200		3

		670				109

Machinery - Material Handling (0.09%)			Medical Imaging Systems (0.06%)
Columbus McKinnon Corp/NY (a)	700	9	Digirad Corp (a)	7,096		10
Key Technology Inc (a)	1,475	16	Merge Healthcare Inc (a)	16,698		31
NACCO Industries Inc	2,678	102	Vital Images Inc (a)	5,388		54

Paragon Technologies Inc (a)	500	1				95

		128

			Medical Information Systems (0.06%)
Machinery - Print Trade (0.00%)			AMICAS Inc (a)	43,300		94
Baldwin Technology Co (a)	2,700	3
			Medical Instruments (0.22%)
Machinery - Pumps (0.11%)			Angiodynamics Inc (a)	12,778		162
Tecumseh Products Co (a)	16,752	171	Conmed Corp (a)	1,700		23
			ev3 Inc (a)	13,800		115
Machinery Tools & Related Products (0.73%)
			Orthologic Corp (a)	22,475		15
Hardinge Inc	6,700	32
			Urologix Inc (a)	10,700		9

Kennametal Inc	5,800	119
						324

Lincoln Electric Holdings Inc	21,175	943
LS Starrett Co	200	2	Medical Laboratory & Testing Service (0.00%)

		1,096	Orchid Cellmark Inc (a)	5,600		6

Marine Services (0.03%)			Medical Laser Systems (0.01%)
Great Lakes Dredge & Dock Corp	9,800	39	Cutera Inc (a)	2,700		17
			Iridex Corp (a)	1,112		2

Medical - Biomedical/Gene (0.06%)
						19

CuraGen Corp (a)	10,200	10

See accompanying notes

519

Schedule of Investments
SmallCap Value Fund II
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Products (1.18%)			Multi-Line Insurance (1.61%)
ATS Medical Inc (a)	1,438 $	4	Atlantic American Corp (a)	7,500 $	5
Cantel Medical Corp (a)	12,000	169	Citizens Inc/TX (a)	585	4
Cooper Cos Inc/The	19,900	572	Eastern Insurance Holdings Inc	4,802	39
HealthTronics Inc (a)	36,200	53	HCC Insurance Holdings Inc	52,190	1,248
Invacare Corp	8,253	127	Horace Mann Educators Corp	57,703	507
Langer Inc (a)	4,300	2	National Security Group Inc	300	2
LeMaitre Vascular Inc (a)	3,900	10	United Fire & Casualty Co	22,934	428
Misonix Inc (a)	12,780	29	Unitrin Inc	10,900	185

Osteotech Inc (a)	27,133	104			2,418

Sonic Innovations Inc (a)	10,000	6
			Multimedia (0.86%)
SRI/Surgical Express Inc (a)	4,400	7	4Kids Entertainment Inc (a)	11,300	15
TomoTherapy Inc (a)	1,800	5	Entravision Communications Corp (a)	77,154	39
West Pharmaceutical Services Inc	21,150	690	Factset Research Systems Inc	20,325	1,089

		1,778	Journal Communications Inc	14,961	23

Metal - Aluminum (0.06%)			Media General Inc	19,300	50
Kaiser Aluminum Corp	3,200	95	Meredith Corp	2,700	68
			WPT Enterprises Inc (a)	7,567	6

Metal - Iron (0.49%)					1,290

Cliffs Natural Resources Inc	31,650	730
			Music (0.01%)
Metal Processors & Fabrication (0.45%)			EDCI Holdings Inc (a)	3,130	15
Ampco-Pittsburgh Corp	100	3
			Networking Products (1.18%)
CIRCOR International Inc	300	8
			3Com Corp (a)	171,561	695
Kaydon Corp	19,475	622
			Adaptec Inc (a)	104,900	300
NN Inc	13,600	18
			Black Box Corp	22,677	621
Worthington Industries Inc	1,497	22

			Hypercom Corp (a)	57,700	62
		673

			Netgear Inc (a)	600	10
Metal Products - Distribution (0.03%)			Performance Technologies Inc (a)	16,050	44
AM Castle & Co	4,374	42	Soapstone Networks Inc (a)	6,800	25
Empire Resources Inc	500	1	Zhone Technologies Inc (a)	90,700	21

		43			1,778

Metal Products - Fasteners (0.01%)			Non-Ferrous Metals (0.36%)
Chicago Rivet & Machine Co	300	4	Brush Engineered Materials Inc (a)	600	10
Eastern Co/The	600	7	Horsehead Holding Corp (a)	2,000	14

		11	RTI International Metals Inc (a)	4,100	54

Miscellaneous Manufacturers (0.13%)			USEC Inc (a)	75,800	469

American Railcar Industries Inc	3,300	30			547

Movado Group Inc	8,700	80	Non-Hazardous Waste Disposal (0.89%)
NL Industries Inc	7,239	88	Waste Connections Inc (a)	48,112	1,240
Portec Rail Products Inc	297	2	Waste Services Inc (a)	16,600	90

		200	WCA Waste Corp (a)	5,300	11

Motion Pictures & Services (0.01%)					1,341

Image Entertainment Inc (a)	14,200	12	Office Furnishings - Original (0.02%)
			Kewaunee Scientific Corp	700	6
MRI - Medical Diagnostic Imaging (0.01%)
			Steelcase Inc	1,300	6
Nighthawk Radiology Holdings Inc (a)	3,800	13
			Virco Manufacturing	5,300	17

RadNet Inc (a)	1,700	3

					29

		16

See accompanying notes

520

Schedule of Investments SmallCap Value Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Office Supplies & Forms (0.08%)			Oil Field Machinery & Equipment (0.00%)

ACCO Brands Corp (a)	5,400$	11	Natural Gas Services Group Inc (a)	600 $	6

Ennis Inc	11,282	102

Nashua Corp (a)	4,100	6	Oil Refining & Marketing (0.16%)

		119	Alon USA Energy Inc	800	10

			CVR Energy Inc (a)	16,600	122
Oil - Field Services (0.29%)
			Western Refining Inc	8,900	112

Allis-Chalmers Energy Inc (a)	10,200	20
					244

Basic Energy Services Inc (a)	600	6

Exterran Holdings Inc (a)	7,800	161	Optical Recognition Equipment (0.02%)

Newpark Resources (a)	1,600	5	Digimarc Corp (a)	3,048	30

Oil States International Inc (a)	400	8
			Paper & Related Products (0.79%)
SEACOR Holdings Inc (a)	2,200	145
			Buckeye Technologies Inc (a)	30,100	155
Superior Well Services Inc (a)	1,900	20
			Glatfelter	63,300	562
Trico Marine Services Inc/United States (a)	12,200	47
			Neenah Paper Inc	4,400	22
Union Drilling Inc (a)	2,900	17

			Schweitzer-Mauduit International Inc	19,633	451
		429

			Xerium Technologies Inc (a)	470	1

Oil & Gas Drilling (0.66%)					1,191

Bronco Drilling Co Inc (a)	13,800	76
			Pharmacy Services (0.09%)
Parker Drilling Co (a)	2,426	6
			BioScrip Inc (a)	42,300	135
Patterson-UTI Energy Inc	60,100	764

Pioneer Drilling Co (a)	30,400	152	Curative Health Services Inc (a)(b)(c)	4,500	-

		998			135

Oil Company - Exploration & Production (2.73%)			Photo Equipment & Supplies (0.00%)

Approach Resources Inc (a)	2,100	15	Concord Camera Corp (a)	1,442	4
Arena Resources Inc (a)	27,510	789

Bill Barrett Corp (a)	900	23	Physical Therapy & Rehabilitation Centers (0.13%)

Brigham Exploration Co (a)	590	1	RehabCare Group Inc (a)	11,664	195

Callon Petroleum Co (a)	12,800	23

Concho Resources Inc/Midland TX (a)	29,950	821	Physician Practice Management (0.44%)

Edge Petroleum Corp (a)	14,800	3	American Dental Partners Inc (a)	1,900	13

EQT CORP	40,075	1,348	Mednax Inc (a)	18,025	647

GeoMet Inc (a)	18,000	17	OCA Inc (a)(b)(c)	1,600	-

Harvest Natural Resources Inc (a)	31,000	158			660

HKN Inc (a)	3,898	7	Platinum (0.00%)

Infinity Energy Resources Inc (a)	8,795	4	Stillwater Mining Co (a)	100	-

Mariner Energy Inc (a)	20,902	238

Meridian Resource Corp (a)	76,400	21	Poultry (0.08%)

Petroleum Development Corp (a)	9,710	157	Pilgrim's Pride Corp	29,600	118

Rosetta Resources Inc (a)	21,528	152
			Power Converter & Supply Equipment (0.06%)
Royale Energy Inc (a)	1,300	2
			Advanced Energy Industries Inc (a)	800	7
St Mary Land & Exploration Co	200	4
			C&D Technologies Inc (a)	5,111	11
Stone Energy Corp (a)	11,400	49
			Espey Manufacturing & Electronics Corp	1,400	21
Swift Energy Co (a)	24,300	263
			Magnetek Inc (a)	5,653	10
Toreador Resources Corp	400	1
			PowerSecure International Inc (a)	11,300	47

Venoco Inc (a)	700	3

					96

		4,099

			Precious Metals (0.10%)
Oil Company - Integrated (0.01%)
			Coeur d'Alene Mines Corp (a)	104,200	144
Delek US Holdings Inc	1,800	18

See accompanying notes

521

Schedule of Investments
SmallCap Value Fund II
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Printing - Commercial (0.05%)			Publishing - Books (1.00%)
Bowne & Co Inc	1,184$	6	John Wiley & Sons Inc	14,425 $	489
Champion Industries Inc/WV	18,958	28	Scholastic Corp	51,508	1,016

Consolidated Graphics Inc (a)	2,100	41			1,505

Tufco Technologies Inc (a)	1,300	5
			Publishing - Newspapers (0.02%)
Valassis Communications Inc (a)	124	1	AH Belo Corp	10,180	19

		81	Lee Enterprises Inc	32,500	13

Private Corrections (0.01%)					32

Cornell Cos Inc (a)	500	9
			Racetracks (0.18%)
			Churchill Downs Inc	400	14
Property & Casualty Insurance (3.21%)
			Dover Motorsports Inc	3,849	6
21st Century Holding Co	4,100	16
			Speedway Motorsports Inc	17,000	255

Affirmative Insurance Holdings Inc	7,700	25
					275

American Physicians Capital Inc	14	1
American Safety Insurance Holdings Ltd (a)	1,100	13	Radio (0.25%)
Baldwin & Lyons Inc	28,571	573	Beasley Broadcasting Group Inc	6,250	14
CNA Surety Corp (a)	34,912	672	Cox Radio Inc	28,900	139
Donegal Group Inc	18,364	269	Cumulus Media Inc (a)	55,710	69
EMC Insurance Group Inc	11,074	251	Emmis Communications Corp (a)	27,200	9
First Acceptance Corp (a)	21,500	55	Entercom Communications Corp	32,800	54
FPIC Insurance Group Inc (a)	3,994	122	Radio One Inc (a)	91,880	41
Hallmark Financial Services (a)	4,400	30	Regent Communications Inc (a)	8,500	1
Infinity Property & Casualty Corp	13,459	474	Saga Communications Inc (a)	3,825	36
Investors Title Co	700	19	Salem Communications Corp (a)	11,200	7
LandAmerica Financial Group Inc	23,735	1	Spanish Broadcasting System Inc (a)	31,048	6

Meadowbrook Insurance Group Inc	75,125	447			376

Mercer Insurance Group Inc	5,400	79	Real Estate Management & Services (0.03%)
Navigators Group Inc (a)	23	1	United Capital Corp (a)	1,900	34
NYMAGIC Inc	8,700	103	ZipRealty Inc (a)	3,278	9

PMA Capital Corp (a)	44,038	165			43

ProAssurance Corp (a)	37	2
			Real Estate Operator & Developer (0.23%)
Safety Insurance Group Inc	7,300	241
			Avatar Holdings Inc (a)	6,700	125
SeaBright Insurance Holdings Inc (a)	10,800	100
			California Coastal Communities Inc (a)	10,800	14
Selective Insurance Group	99	1
			Hilltop Holdings Inc (a)	17,530	199
Specialty Underwriters' Alliance Inc (a)	4,854	17
			Stratus Properties Inc (a)	600	5

State Auto Financial Corp	28,472	462
					343

Stewart Information Services Corp	21,511	486
Unico American Corp	12,071	96	Recreational Vehicles (0.02%)
United America Indemnity Ltd (a)	2,404	12	Arctic Cat Inc	5,999	24
Zenith National Insurance Corp	3,890	89

		4,822	Reinsurance (1.14%)

			Argo Group International Holdings Ltd (a)	8,736	245
Protection - Safety (0.02%)			Aspen Insurance Holdings Ltd	27,625	651
Henry Bros Electronics Inc (a)	700	5	IPC Holdings Ltd	31,150	811

Mace Security International Inc (a)	11,900	10			1,707

Protection One Inc (a)	5,510	17

		32	REITS - Mortgage (0.64%)

			MFA Mortgage Investments Inc	153,875	906
Publicly Traded Investment Fund (1.75%)			Walter Investment Management Corp (a)	7,167	58

iShares Russell 2000 Value Index Fund	57,900	2,636			964

See accompanying notes

522

Schedule of Investments SmallCap Value Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Rental - Auto & Equipment (0.98%)			Retail - Arts & Crafts (0.01%)
Aaron's Inc	22,925 $	769	AC Moore Arts & Crafts Inc (a)	6,748$	20
Avis Budget Group Inc (a)	51,700	108
Dollar Thrifty Automotive Group Inc (a)	29,626	112	Retail - Auto Parts (0.43%)
Electro Rent Corp	19,600	188	Coast Distribution System/CA	2,900	3
H&E Equipment Services Inc (a)	6,800	51	PEP Boys-Manny Moe & Jack	86,700	641

United Rentals Inc (a)	40,262	244			644

		1,472	Retail - Automobile (1.26%)

Research & Development (0.00%)			America's Car-Mart Inc (a)	500	8
Albany Molecular Research Inc (a)	11	-	Asbury Automotive Group Inc	29,900	289
			Group 1 Automotive Inc	18,400	392
Resorts & Theme Parks (0.11%)			Lithia Motors Inc	19,652	58
Bluegreen Corp (a)	33,200	64	Penske Auto Group Inc	33,235	440
Great Wolf Resorts Inc (a)	16,000	59	Rush Enterprises Inc - Class A (a)	27,300	359
Silverleaf Resorts Inc (a)	19,929	16	Rush Enterprises Inc - Class B (a)	13,350	149
Six Flags Inc (a)	113,800	21	Sonic Automotive Inc	38,776	200

		160			1,895

Respiratory Products (0.02%)			Retail - Bookstore (0.01%)
Allied Healthcare Products (a)	6,400	36	Books-A-Million Inc	895	5
			Borders Group Inc (a)	5,300	15

Retail - Apparel & Shoe (2.99%)					20

Abercrombie & Fitch Co	25,875	700
			Retail - Computer Equipment (0.12%)
Brown Shoe Co Inc	20,700	133
			PC Connection Inc (a)	33,502	166
Cache Inc (a)	2,600	12
			PC Mall Inc (a)	2,200	14

Casual Male Retail Group Inc (a)	9,000	11
					180

Charlotte Russe Holding Inc (a)	300	4
Charming Shoppes Inc (a)	92,482	323	Retail - Consumer Electronics (0.00%)
Chico's FAS Inc (a)	9,106	70	Rex Stores Corp (a)	400	5
Christopher & Banks Corp	6,000	33
Collective Brands Inc (a)	10,600	154	Retail - Convenience Store (0.10%)
			Pantry Inc/The (a)	6,500	154
dELiA*s Inc (a)	5,600	12
Destination Maternity Corp (a)	2,400	32
			Retail - Discount (0.09%)
Finish Line Inc/The	24,500	208
			99 Cents Only Stores (a)	46	1
Foot Locker Inc	19,900	237
			Duckwall-ALCO Stores Inc (a)	6,600	74
Genesco Inc (a)	900	21
			Fred's Inc	1,391	19
HOT Topic Inc (a)	15,400	188
			Tuesday Morning Corp (a)	13,900	47

Kenneth Cole Productions Inc	5,705	39
					141

Men's Wearhouse Inc	5,300	99
New York & Co Inc (a)	413	2	Retail - Drug Store (0.08%)
Phillips-Van Heusen Corp	56,675	1,645	Allion Healthcare Inc (a)	20,817	116
Shoe Carnival Inc (a)	6,100	71
			Retail - Fabric Store (0.01%)
Stage Stores Inc	36,050	442
			Jo-Ann Stores Inc (a)	1,100	20
Stein Mart Inc (a)	3,400	15
Syms Corp (a)	6,300	36	Retail - Hair Salons (0.25%)

		4,487	Regis Corp	19,414	372

Retail - Appliances (0.00%)
Conn's Inc (a)	300	5	Retail - Home Furnishings (0.25%)
			Cost Plus Inc (a)	9,400	18
			Design Within Reach Inc (a)	5,800	5
			Haverty Furniture Cos Inc	13,000	141

See accompanying notes

523

Schedule of Investments

SmallCap Value Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Retail - Home Furnishings (continued)			Retail - Sporting Goods (continued)
Kirkland's Inc (a)	22,498 $	154	Cabela's Inc (a)	35,026 $		449

Pier 1 Imports Inc (a)	31,500	59	Gander Mountain Co (a)	13,600		53

		377	Golfsmith International Holdings Inc (a)	534		1

			Sport Chalet Inc - Class A (a)	5,700		3
Retail - Jewelry (0.11%)

Lazare Kaplan International Inc (a)	12,200	16	Sport Chalet Inc - Class B (a)	800		1

Zale Corp (a)	40,600	151				523

		167	Retail - Toy Store (0.01%)

			Build-A-Bear Workshop Inc (a)	2,100		11
Retail - Leisure Products (0.18%)
MarineMax Inc (a)	21,700	99
			Retail - Video Rental (0.06%)
West Marine Inc (a)	30,940	178

			Blockbuster Inc - Class A (a)	92,725		74
		277

			Blockbuster Inc - Class B (a)	34,700		18

Retail - Mail Order (0.05%)						92

Sport Supply Group Inc	11,300	68
			Retirement & Aged Care (0.02%)
			Capital Senior Living Corp (a)	7,049		28
Retail - Miscellaneous/Diversified (0.00%)
Hastings Entertainment Inc/United States (a)	1,300	5
			Rubber - Tires (0.37%)
			Cooper Tire & Rubber Co	66,566		550
Retail - Music Store (0.00%)
Trans World Entertainment (a)	1,700	1
			Rubber & Plastic Products (0.05%)
			Myers Industries Inc	6,700		67
Retail - Office Supplies (0.16%)
OfficeMax Inc	33,000	246
			Satellite Telecommunications (0.16%)
			Loral Space & Communications Inc (a)	10,400		243
Retail - Pawn Shops (0.65%)
First Cash Financial Services Inc (a)	59,200	973
			Savings & Loans - Thrifts (3.02%)
			Abington Bancorp Inc	12,910		113
Retail - Regional Department Store (0.21%)
Bon-Ton Stores Inc/The	1,407	4	Ameriana Bancorp	3,000		11

Dillard's Inc	35,100	271	American Bancorp of New Jersey Inc	10,792		109

Retail Ventures Inc (a)	12,900	33	Anchor Bancorp Wisconsin Inc	9,600		16

		308	B of I Holding Inc (a)	4,100		26

			BankAtlantic Bancorp Inc	5,740		13

Retail - Restaurants (0.77%)			BankFinancial Corp	11,677		125
Benihana Inc (a)	300	2
			BankUnited Financial Corp	29,948		8
BJ's Restaurants Inc (a)	100	2
			Berkshire Hills Bancorp Inc	6,800		153
California Pizza Kitchen Inc (a)	500	8
			Camco Financial Corp	9,800		33
DineEquity Inc	6,900	221
			Carver Bancorp Inc	400		3
Frisch's Restaurants Inc	800	20
			CFS Bancorp Inc	14,117		52
J Alexander's Corp	5,300	21
			Citizens Community Bancorp Inc/WI	2,400		14
Landry's Restaurants Inc	4,900	45
			Citizens First Bancorp Inc	6,200		8
Luby's Inc (a)	24,300	130
			Citizens South Banking Corp	12,700		66
McCormick & Schmick's Seafood
			Cooperative Bankshares Inc	250		-
Restaurants Inc (a)	2,700	19
			Danvers Bancorp Inc	14,750		214
Morton's Restaurant Group Inc (a)	6,286	29
			ESSA Bancorp Inc	5,400		74
O'Charleys Inc	19,900	139
			First Defiance Financial Corp	7,600		78
Steak N Shake Co/The (a)	19,600	226
			First Federal Bancshares of Arkansas Inc	500		2
Wendy's/Arby's Group Inc	60,198	301

			First Financial Holdings Inc	100		1
		1,163

			First Financial Northwest Inc	3,900		31

Retail - Sporting Goods (0.35%)			First Keystone Financial Inc (a)	100		1

Big 5 Sporting Goods Corp	1,900	16	First Pactrust Bancorp Inc	200		2

See accompanying notes

524

Schedule of Investments
SmallCap Value Fund II
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Savings & Loans - Thrifts (continued)			Semiconductor Equipment (continued)
First Place Financial Corp/OH	21,794 $	124	Brooks Automation Inc (a)	62,061 $	386
Flagstar Bancorp Inc (a)	47,100	68	Cascade Microtech Inc (a)	6,789	22
HF Financial Corp	7,260	83	Cohu Inc	11,756	115
HMN Financial Inc	200	1	Electroglas Inc (a)	33,159	1
Home Federal Bancorp Inc/ID	10,100	102	Entegris Inc (a)	168,951	250
Legacy Bancorp Inc/MA	7,400	78	FSI International Inc (a)	25,214	12
LSB Corp	5,300	48	inTEST Corp (a)	7,190	1
Meridian Interstate Bancorp Inc (a)	1,400	11	LTX-Credence Corp (a)	64,729	32
Meta Financial Group Inc	3,600	47	MKS Instruments Inc (a)	71,616	1,121
MutualFirst Financial Inc	1,162	6	Nanometrics Inc (a)	22,700	46
New Hampshire Thrift Bancshares Inc	1,000	9	Photronics Inc (a)	29,900	50
NewAlliance Bancshares Inc	62,800	811	Rudolph Technologies Inc (a)	24,185	126
Northeast Community Bancorp Inc	2,900	21	Semitool Inc (a)	2,000	10
Pacific Premier Bancorp Inc (a)	10,200	42	Varian Semiconductor Equipment
Parkvale Financial Corp	3,700	39	Associates Inc (a)	37,725	965

Provident Financial Holdings Inc	5,800	38			3,192

Provident Financial Services Inc	79,900	853	Shipbuilding (0.05%)
Provident New York Bancorp	25,284	214	Todd Shipyards Corp	5,535	76
Rainier Pacific Financial Group Inc	4,800	6
Riverview Bancorp Inc	15,000	53	Software Tools (0.04%)
Rome Bancorp Inc	6,900	62	Borland Software Corp (a)	84,326	64
TF Financial Corp	1,300	25
			Steel - Producers (0.41%)
TierOne Corp	1,791	4
			Friedman Industries	3,100	17
Timberland Bancorp Inc/WA	17,220	94
			Olympic Steel Inc	2,100	39
United Community Financial Corp/OH	26,687	55
			Shiloh Industries Inc (a)	20,153	50
United Financial Bancorp Inc	9,189	122
			Steel Dynamics Inc	41,125	512

United Western Bancorp Inc	3,800	35
					618

Washington Federal Inc	13,509	175
Westfield Financial Inc	16,500	154	Steel - Specialty (0.02%)

		4,533	Material Sciences Corp (a)	11,100	13

			Universal Stainless & Alloy (a)	800	11

Security Services (0.00%)
					24

Devcon International Corp (a)	400	-
			Steel Pipe & Tube (0.14%)
Seismic Data Collection (0.01%)			Mueller Water Products Inc - Class A	48,900	205
Dawson Geophysical Co (a)	1,100	22
Geokinetics Inc (a)	100	-	Storage & Warehousing (0.14%)

		22	Mobile Mini Inc (a)	15,200	208

Semiconductor Component - Integrated Circuits (0.85%)			Sugar (0.06%)
Cypress Semiconductor Corp (a)	13,671	108	Imperial Sugar Co	14,097	92
Exar Corp (a)	32,246	198
Integrated Device Technology Inc (a)	111,700	607	Telecommunication Equipment (1.23%)
Standard Microsystems Corp (a)	1,800	29	Anaren Inc (a)	4,610	60
TriQuint Semiconductor Inc (a)	85,841	329	Arris Group Inc (a)	24,500	261

		1,271	Communications Systems Inc	7,600	64

Semiconductor Equipment (2.12%)			Ditech Networks Inc (a)	28,500	28
Aetrium Inc (a)	393	1	Nice Systems Ltd ADR (a)	37,975	973
Amtech Systems Inc (a)	3,400	14	Preformed Line Products Co	1,678	62
Axcelis Technologies Inc (a)	84,476	40	Symmetricom Inc (a)	36,500	182
			Tollgrade Communications Inc (a)	21,400	127

See accompanying notes

525

Schedule of Investments SmallCap Value Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Telecommunication Equipment (continued)			Theaters (continued)
Utstarcom Inc (a)	45,600$	53	Cinemark Holdings Inc	6,900 $		61

Westell Technologies Inc (a)	42,000	16				104

Wireless Telecom Group Inc (a)	20,000	10
			Therapeutics (0.04%)
XETA Technologies Inc (a)	8,425	17	Neurocrine Biosciences Inc (a)	1,213		4

		1,853	Theragenics Corp (a)	46,600		58

Telecommunication Equipment - Fiber Optics (1.00%)			Threshold Pharmaceuticals Inc (a)	80		-

Clearfield Inc (a)	2,500	3				62

MRV Communications Inc (a)	13,600	6
			Tobacco (0.02%)
Oclaro Inc (a)	73,000	73	Universal Corp/VA	859		26
Oplink Communications Inc (a)	9,066	100

Optical Cable Corp (a)	6,217	16	Tools - Hand Held (0.00%)
Sycamore Networks Inc (a)	442,237	1,305	QEP Co Inc (a)	400		1

		1,503

			Toys (0.32%)
Telecommunication Services (0.03%)
			Jakks Pacific Inc (a)	38,204		483
Fairpoint Communications Inc	2,100	2

Harris Stratex Networks Inc (a)	9,614	39	Transactional Software (0.01%)
Orbcomm Inc (a)	1,917	3	VeriFone Holdings Inc (a)	2,800		21
RCN Corp (a)	70	-

		44	Transport - Equipment & Leasing (0.52%)

			Amerco Inc (a)	9,600		311
Telephone - Integrated (0.22%)
			GATX Corp	9,300		280
D&E Communications Inc	12,107	68
			Greenbrier Cos Inc	8,800		75
General Communication Inc (a)	7,988	61
			TAL International Group Inc	1,600		15
IDT Corp - Class B (a)	46,833	64
			Textainer Group Holdings Ltd	300		3
IDT Corp (a)	1,100	1
			Willis Lease Finance Corp (a)	8,500		97

SureWest Communications	21,136	136

						781

		330

			Transport - Marine (0.44%)
Television (0.17%)
			Alexander & Baldwin Inc	7,400		197
Acme Communications Inc (a)	13,378	3
			Eagle Bulk Shipping Inc	1,200		8
Belo Corp	50,900	86
			Genco Shipping & Trading Ltd	2,700		52
Hearst-Argyle Television Inc	19,500	88
			Gulfmark Offshore Inc (a)	3,700		99
LIN TV Corp (a)	36,318	58
			International Shipholding Corp	7,649		161
Sinclair Broadcast Group Inc	19,100	21

			Overseas Shipholding Group Inc	5,100		146

		256

						663

Textile - Apparel (0.13%)
Perry Ellis International Inc (a)	20,499	150	Transport - Rail (0.03%)
			Providence and Worcester Railroad Co	3,600		41
Talon International Inc (a)	500	-

Unifi Inc (a)	49,000	44

			Transport - Services (0.20%)
		194

			Bristow Group Inc (a)	8,476		193

Textile - Home Furnishings (0.00%)			PHI Inc (a)	9,400		106

Decorator Industries Inc	1,300	1				299

			Transport - Truck (1.02%)
Textile - Products (0.04%)
			Arkansas Best Corp	10,600		245
Culp Inc (a)	9,174	41
			Covenant Transportation Group Inc (a)	600		1
Dixie Group Inc (a)	9,400	18

			Forward Air Corp	6,400		107
		59

			Frozen Food Express Industries	26,000		112

Theaters (0.07%)			Landstar System Inc	20,900		744

Carmike Cinemas Inc	10,500	43	Marten Transport Ltd (a)	651		13

See accompanying notes

526

Schedule of Investments
SmallCap Value Fund II
April 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (1.37%)
Transport - Truck (continued)			Diversified Banking Institutions (1.37%)
PAM Transportation Services Inc (a)	19,141 $	102	Investment in Joint Trading Account; Bank
Saia Inc (a)	6,489	85	of America Repurchase Agreement; 0.15%
			dated 04/30/09 maturing 05/01/09
USA Truck Inc (a)	2,693	38
			(collateralized by Sovereign Agency
YRC Worldwide Inc (a)	29,700	90	Issues; $698,000; 0.00% - 5.87%; dated

		1,537	09/11/09 - 01/22/37)	$ 684$	684

			Investment in Joint Trading Account;
Vitamins & Nutrition Products (0.02%)
			Deutsche Bank Repurchase Agreement;
Natural Alternatives International Inc (a)	2,114	13	0.15% dated 04/30/09 maturing 05/01/09
Natural Health Trends Corp (a)	4,700	2	(collateralized by Sovereign Agency
Nutraceutical International Corp (a)	2,100	17	Issues; $698,000; 0.93% - 5.00%; dated
			03/30/10 - 01/08/14)	684	684
Omega Protein Corp (a)	1,400	4

			Investment in Joint Trading Account;
		36

			Morgan Stanley Repurchase Agreement;
Water (0.03%)			0.12% dated 04/30/09 maturing 05/01/09
			(collateralized by Sovereign Agency
Connecticut Water Service Inc	239	5
			Issues; $698,000; 1.00% - 7.125%; dated
Pico Holdings Inc (a)	1,500	45	05/04/09 - 02/15/30)	685	685

		50			2,053

Web Hosting & Design (0.03%)			TOTAL REPURCHASE AGREEMENTS	$ 2,053

Web.com Group Inc (a)	9,853	41
			Total Investments	$ 150,835
Web Portals (0.04%)			Liabilities in Excess of Other Assets, Net - (0.37)%		(551)

United Online Inc	10,732	57	TOTAL NET ASSETS - 100.00%	$ 150,284

Wire & Cable Products (0.60%)
Belden Inc	3,100	50	(a) Non-Income Producing Security
Encore Wire Corp	5,300	116	(b)	Market value is determined in accordance with procedures established in
			good faith by the Board of Directors. At the end of the period, the value
General Cable Corp (a)	26,875	729
			of these securities totaled $0 or 0.00% of net assets.
Insteel Industries Inc	500	4	(c) Security is Illiquid

		899

Wireless Equipment (0.18%)			Unrealized Appreciation (Depreciation)
CalAmp Corp (a)	31,303	25	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:
EF Johnson Technologies Inc (a)	13,300	9
EMS Technologies Inc (a)	274	5	Unrealized Appreciation	$ 8,514
EndWave Corp (a)	9,500	26	Unrealized Depreciation		(133,773)

Globecomm Systems Inc (a)	2,300	16	Net Unrealized Appreciation (Depreciation)		(125,259)
ID Systems Inc (a)	300	1	Cost for federal income tax purposes		276,094
Nextwave Wireless Inc (a)	25,769	5	All dollar amounts are shown in thousands (000's)
Relm Wireless Corp (a)	900	1
RF Micro Devices Inc (a)	73,300	155
Telular Corp (a)	4,244	8
Tessco Technologies Inc (a)	1,900	17
WPCS International Inc (a)	1,685	3

		271

TOTAL COMMON STOCKS	$ 148,782

See accompanying notes

527

Schedule of Investments
SmallCap Value Fund II
April 30, 2009 (unaudited)
Portfolio Summary (unaudited)

Sector	Percent

Financial	22.24%
Industrial	17.47%
Consumer, Cyclical	16.19%
Consumer, Non-cyclical	14.08%
Technology	11.15%
Communications	8.79%
Energy	4.25%
Basic Materials	4.17%
Exchange Traded Funds	1.75%
Diversified	0.17%
Utilities	0.11%
Liabilities in Excess of Other Assets, Net	(0.37%)

TOTAL NET ASSETS	100.00%

See accompanying notes

528

Schedule of Investments
SmallCap Value Fund III
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (99.80%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.20%)			Chemicals - Plastics (0.31%)
Ceradyne Inc (a)	10,086 $	174	Schulman A Inc	17,551 $	275

Aerospace & Defense (0.32%)			Chemicals - Specialty (3.84%)
Cubic Corp	6,960	200	Arch Chemicals Inc	9,157	221
Esterline Technologies Corp (a)	3,104	82	Balchem Corp	3,875	96

		282	HB Fuller Co	16,538	292

			Minerals Technologies Inc	4,541	169
Aerospace & Defense Equipment (0.41%)
Kaman Corp	11,406	193	NewMarket Corp	28,420	1,791
Moog Inc (a)	6,287	168	Sensient Technologies Corp	15,354	359

		361	WR Grace & Co (a)	51,545	455

					3,383

Airlines (0.80%)
JetBlue Airways Corp (a)	48,851	241	Circuit Boards (0.15%)
Republic Airways Holdings Inc (a)	30,636	220	TTM Technologies Inc (a)	18,008	134
Skywest Inc	20,128	242

			Commercial Banks (11.82%)
		703

			Bancfirst Corp	1,800	77
Apparel Manufacturers (0.18%)			Bank Mutual Corp	31,535	324
Columbia Sportswear Co	5,066	156	Cathay General Bancorp	15,815	177
			Chemical Financial Corp	12,915	276
Auto - Medium & Heavy Duty Trucks (0.12%)			Columbia Banking System Inc	16,964	168
Force Protection Inc (a)	13,369	102
			Community Bank System Inc	17,537	288
			First Bancorp/Puerto Rico	25,812	142
Auto/Truck Parts & Equipment - Original (0.03%)
			First Commonwealth Financial Corp	41,820	363
Wonder Auto Technology Inc (a)	4,305	29
			First Financial Bancorp	48,151	520
Batteries & Battery Systems (0.06%)			First Financial Bankshares Inc	6,963	343
Advanced Battery Technologies Inc (a)	19,000	52	First Midwest Bancorp Inc/IL	17,815	158
			FirstMerit Corp	28,371	551
Building - Residential & Commercial (0.03%)			FNB Corp/PA	30,392	229
Amrep Corp (a)	1,325	25	Glacier Bancorp Inc	20,509	314
			Hancock Holding Co	14,195	538
Building & Construction - Miscellaneous (0.27%)			International Bancshares Corp	11,352	153
Dycom Industries Inc (a)	28,543	240
			MB Financial Inc	9,787	133
			National Penn Bancshares Inc	34,907	282
Building & Construction Products -
Miscellaneous (0.31%)			NBT Bancorp Inc	14,382	341
Drew Industries Inc (a)	11,281	161	Old National Bancorp/IN	27,855	380
Gibraltar Industries Inc	16,318	109	Oriental Financial Group Inc	22,500	209

		270	Pacific Capital Bancorp NA	8,633	60

			PacWest Bancorp	12,200	178
Building Products - Doors & Windows (0.12%)
Apogee Enterprises Inc	8,000	107	Pinnacle Financial Partners Inc (a)	5,313	95
			Prosperity Bancshares Inc	27,483	763
Cellular Telecommunications (0.07%)			Provident Bankshares Corp	15,950	140
Syniverse Holdings Inc (a)	4,700	59	S&T Bancorp Inc	11,764	210
			Sterling Bancorp/NY	16,385	187
Chemicals - Diversified (0.38%)			Sterling Bancshares Inc/TX	33,921	226
Innophos Holdings Inc	1,800	27	Susquehanna Bancshares Inc	34,405	277
Innospec Inc	15,393	121	SVB Financial Group (a)	13,925	289
Olin Corp	14,834	187	Trustco Bank Corp NY	62,778	377

		335	Trustmark Corp	15,151	329

			Umpqua Holdings Corp	36,973	355

See accompanying notes

529

Schedule of Investments SmallCap Value Fund III

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Commercial Banks (continued)			Diagnostic Kits (0.30%)

United Bankshares Inc	13,661 $	354	Meridian Bioscience Inc	15,280 $	266

United Community Banks Inc/GA	29,949	193

Westamerica Bancorporation	7,853	421	Direct Marketing (0.31%)

		10,420	Harte-Hanks Inc	33,213	274

Commercial Services (0.50%)			Disposable Medical Products (0.13%)

Live Nation Inc (a)	18,893	74	ICU Medical Inc (a)	3,118	117
PHH Corp (a)	21,771	365

		439	Distribution & Wholesale (2.15%)

			Brightpoint Inc (a)	40,390	211
Commercial Services - Finance (0.47%)
			Owens & Minor Inc	23,800	825
Advance America Cash Advance Centers Inc	11,500	46
			Scansource Inc (a)	10,351	256
Euronet Worldwide Inc (a)	10,534	170
			School Specialty Inc (a)	12,968	243
Heartland Payment Systems Inc	13,511	109
			Titan Machinery Inc (a)	8,000	81
Jackson Hewitt Tax Service Inc	18,833	92

			Watsco Inc	6,467	278

		417

					1,894

Communications Software (0.24%)
			Diversified Manufacturing Operations (2.77%)
Digi International Inc (a)	28,923	210
			Acuity Brands Inc	4,674	135

Computer Services (1.11%)			Ameron International Corp	1,300	77

CACI International Inc (a)	7,830	310	AO Smith Corp	14,091	438

Ciber Inc (a)	99,203	320	AZZ Inc (a)	2,675	83

Ness Technologies Inc (a)	10,992	41	EnPro Industries Inc (a)	6,524	104

Perot Systems Corp (a)	21,902	308	Federal Signal Corp	21,014	163

		979	Griffon Corp (a)	16,513	143

			Koppers Holdings Inc	41,519	787
Computers - Integrated Systems (0.08%)
			Lydall Inc (a)	23,333	100
Integral Systems Inc/MD (a)	10,359	69
			Tredegar Corp	23,591	415

Computers - Memory Devices (0.14%)					2,445

Imation Corp	12,706	127	Diversified Minerals (0.09%)

			AMCOL International Corp	4,257	83
Computers - Peripheral Equipment (0.11%)

Electronics for Imaging Inc (a)	9,919	97	Diversified Operations & Commercial Services (0.23%)

			Viad Corp	10,664	203
Consulting Services (0.48%)

FTI Consulting Inc (a)	1,981	109	Drug Delivery Systems (0.10%)

MAXIMUS Inc	7,826	315	Noven Pharmaceuticals Inc (a)	8,933	92

		424

			E-Commerce - Products (0.44%)
Consumer Products - Miscellaneous (0.73%)
			1-800-Flowers.com Inc (a)	8,500	25
Blyth Inc	5,686	251
			Blue Nile Inc (a)	2,983	127
Helen of Troy Ltd (a)	11,863	189
			NutriSystem Inc	5,870	80
Prestige Brands Holdings Inc (a)	31,823	205

			Stamps.com Inc (a)	16,985	159

		645

					391

Data Processing & Management (0.38%)
			Electric - Integrated (4.09%)
Acxiom Corp	23,173	224
			Allete Inc	12,188	318
Fair Isaac Corp	6,800	114

			Avista Corp	8,405	127
		338

			Black Hills Corp	17,048	339

Diagnostic Equipment (0.14%)			El Paso Electric Co (a)	24,795	342

Immucor Inc (a)	7,383	120	Empire District Electric Co/The	14,959	224

			IDACORP Inc	30,982	743

See accompanying notes

530

Schedule of Investments
SmallCap Value Fund III
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Finance - Investment Banker & Broker (1.81%)
NorthWestern Corp	17,644 $	369	Evercore Partners Inc - Class A	7,272$	137
Otter Tail Corp	9,349	207	GFI Group Inc	31,000	126
Portland General Electric Co	15,234	278	Investment Technology Group Inc (a)	8,100	185
UIL Holdings Corp	14,782	341	Knight Capital Group Inc (a)	26,085	404
Unisource Energy Corp	8,051	212	Penson Worldwide Inc (a)	15,101	153
Westar Energy Inc	6,000	105	Piper Jaffray Cos (a)	3,626	126

		3,605	Stifel Financial Corp (a)	5,657	278

			SWS Group Inc	14,370	184

Electronic Components - Miscellaneous (1.14%)
Benchmark Electronics Inc (a)	18,953	230			1,593

CTS Corp	39,134	238	Finance - Leasing Company (0.36%)
Daktronics Inc	11,295	102	Financial Federal Corp	12,963	319
Methode Electronics Inc	39,935	240
Rogers Corp (a)	7,604	193	Finance - Other Services (0.14%)

		1,003	Asset Acceptance Capital Corp (a)	12,247	101

			BGC Partners Inc	8,342	22

Electronic Components - Semiconductors (1.19%)
					123

Actel Corp (a)	15,797	195
DSP Group Inc (a)	29,722	187	Financial Guarantee Insurance (0.16%)
IXYS Corp	15,755	150	Assured Guaranty Ltd	14,479	140
Omnivision Technologies Inc (a)	20,979	200
			Food - Baking (0.37%)
Skyworks Solutions Inc (a)	16,700	148
			Flowers Foods Inc	14,219	328
Volterra Semiconductor Corp (a)	14,684	169

		1,049	Food - Canned (0.11%)

Electronic Design Automation (0.17%)			TreeHouse Foods Inc (a)	3,500	93
Cogo Group Inc (a)	17,925	147
			Food - Miscellaneous/Diversified (1.16%)
Engineering - Research & Development Services (0.19%)			Cal-Maine Foods Inc	5,112	135
EMCOR Group Inc (a)	8,194	170	Ralcorp Holdings Inc (a)	15,562	890

					1,025

Engines - Internal Combustion (0.43%)
			Food - Retail (0.29%)
Briggs & Stratton Corp	25,555	380
			Ruddick Corp	9,992	256
Enterprise Software & Services (0.44%)
			Food - Wholesale & Distribution (0.45%)
JDA Software Group Inc (a)	11,360	160
			Nash Finch Co	4,120	121
Sybase Inc (a)	6,776	230

			Spartan Stores Inc	16,847	274

		390

					395

Entertainment Software (0.15%)
			Footwear & Related Apparel (0.59%)
Take-Two Interactive Software Inc (a)	14,300	130
			Iconix Brand Group Inc (a)	6,764	96
Environmental Monitoring & Detection (0.74%)			Timberland Co/The (a)	12,685	206
Mine Safety Appliances Co	26,505	653	Wolverine World Wide Inc	10,262	214

					516

E-Services - Consulting (0.29%)			Gas - Distribution (2.70%)
Perficient Inc (a)	36,956	258	Laclede Group Inc/The	1,800	62
			New Jersey Resources Corp	6,937	228
Filtration & Separation Products (0.14%)
			Nicor Inc	9,274	298
CLARCOR Inc	4,055	126
			Northwest Natural Gas Co	8,976	367
Finance - Consumer Loans (0.10%)			Piedmont Natural Gas Co Inc	25,722	628
Portfolio Recovery Associates Inc (a)	2,459	86	South Jersey Industries Inc	9,964	346
			Southwest Gas Corp	8,595	174
See accompanying notes

531

Schedule of Investments SmallCap Value Fund III

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gas - Distribution (continued)			Investment Companies (continued)
WGL Holdings Inc	8,820 $	275	Gladstone Capital Corp	7,068 $		48

		2,378	Hercules Technology Growth Capital Inc	683		4

			Prospect Capital Corp	18,003		163

Gold Mining (0.15%)
Royal Gold Inc	3,664	132				347

			Investment Management & Advisory Services (0.93%)
Hazardous Waste Disposal (0.12%)			Calamos Asset Management Inc	13,898		159
Clean Harbors Inc (a)	2,143	107	Cohen & Steers Inc	10,006		147
			GAMCO Investors Inc	6,120		307
Human Resources (1.26%)
			Waddell & Reed Financial Inc	9,124		204

CDI Corp	14,372	172
						817

Heidrick & Struggles International Inc	12,932	219
Kelly Services Inc	15,530	176	Lasers - Systems & Components (0.24%)
Korn/Ferry International (a)	19,251	204	Cymer Inc (a)	4,459		126
MPS Group Inc (a)	29,261	235	II-VI Inc (a)	3,700		89

TrueBlue Inc (a)	10,400	101				215

		1,107	Life & Health Insurance (0.49%)

Identification Systems - Development (0.70%)			American Equity Investment Life Holding Co	69		1
Brady Corp	14,458	305	Delphi Financial Group Inc	24,975		431

Checkpoint Systems Inc (a)	9,392	114				432

Cogent Inc (a)	17,807	202	Linen Supply & Related Items (0.45%)

		621	G&K Services Inc	8,753		219

Industrial Audio & Video Products (0.06%)			Unifirst Corp/MA	4,838		180

China Security & Surveillance Technology						399

Inc (a)	8,329	56
			Machinery - Electrical (0.50%)
			Baldor Electric Co	8,740		203
Industrial Automation & Robots (0.15%)

Cognex Corp	9,491	134	Regal-Beloit Corp	5,796		235

						438

Instruments - Controls (0.15%)			Machinery - General Industry (0.60%)
Watts Water Technologies Inc	6,098	136	Gardner Denver Inc (a)	5,378		143
			Robbins & Myers Inc	6,086		116
Insurance Brokers (0.34%)
			Wabtec Corp	7,113		271

eHealth Inc (a)	15,771	303
						530

Internet Content - Information & News (0.30%)			Machinery - Material Handling (0.26%)
Infospace Inc (a)	13,500	89	Cascade Corp	3,351		81
LoopNet Inc (a)	19,973	172	Columbus McKinnon Corp/NY (a)	11,481		149

		261				230

Internet Infrastructure Equipment (0.19%)			Medical - Biomedical/Gene (0.28%)
Avocent Corp (a)	11,854	171	Enzo Biochem Inc (a)	24,026		99
			Martek Biosciences Corp (a)	8,028		146

Internet Infrastructure Software (0.21%)						245

TIBCO Software Inc (a)	29,915	189
			Medical - Drugs (0.39%)
Internet Security (0.36%)			Medicis Pharmaceutical Corp	12,005		193
Blue Coat Systems Inc (a)	15,327	203	Viropharma Inc (a)	26,613		150

VASCO Data Security International Inc (a)	16,170	112				343

		315	Medical - Generic Drugs (0.15%)

Investment Companies (0.39%)			Par Pharmaceutical Cos Inc (a)	12,291		132
Ares Capital Corp	22,500	132

See accompanying notes

532

Schedule of Investments SmallCap Value Fund III

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - HMO (1.76%)			Multi-Line Insurance (continued)
AMERIGROUP Corp (a)	7,771 $	232	United Fire & Casualty Co	8,292 $	155

Centene Corp (a)	11,337	208			315

Healthspring Inc (a)	54,812	506
			Networking Products (1.42%)
Magellan Health Services Inc (a)	15,327	453	3Com Corp (a)	89,428	362
Molina Healthcare Inc (a)	7,045	153	Anixter International Inc (a)	6,373	254

		1,552	Black Box Corp	10,590	290

Medical - Hospitals (0.12%)			Netgear Inc (a)	21,879	350

Medcath Corp (a)	10,228	104			1,256

			Non-Ferrous Metals (0.28%)
Medical - Nursing Homes (0.14%)
			Brush Engineered Materials Inc (a)	10,862	184
Kindred Healthcare Inc (a)	9,611	125
			RTI International Metals Inc (a)	5,176	67

Medical - Outpatient & Home Medical Care (0.85%)					251

Amsurg Corp (a)	16,313	335	Non-Hazardous Waste Disposal (0.20%)
Gentiva Health Services Inc (a)	5,899	94	Waste Connections Inc (a)	6,785	175
LHC Group Inc (a)	6,305	144
Res-Care Inc (a)	11,277	181	Office Supplies & Forms (0.09%)

		754	Ennis Inc	8,630	78

Medical Instruments (0.81%)			Oil - Field Services (0.15%)
Abaxis Inc (a)	10,241	155	CARBO Ceramics Inc	4,258	131
Angiodynamics Inc (a)	12,800	162
Bruker BioSciences Corp (a)	23,500	155	Oil Company - Exploration & Production (0.18%)
Conmed Corp (a)	18,532	247	EXCO Resources Inc (a)	13,084	154

		719

			Oil Company - Integrated (0.17%)
Medical Laser Systems (0.16%)
			Delek US Holdings Inc	14,474	149
Palomar Medical Technologies Inc (a)	16,321	141
			Oil Field Machinery & Equipment (0.08%)
Medical Products (0.24%)
			Lufkin Industries Inc	2,100	73
American Medical Systems Holdings Inc (a)	8,490	105
Invacare Corp	6,977	107	Patient Monitoring Equipment (0.18%)

		212	Somanetics Corp (a)	9,872	160

Metal Processors & Fabrication (0.48%)
Mueller Industries Inc	4,400	97	Platinum (0.14%)
			Stillwater Mining Co (a)	27,600	124
Worthington Industries Inc	22,148	330

		427

			Power Converter & Supply Equipment (0.17%)
Metal Products - Distribution (0.12%)			Advanced Energy Industries Inc (a)	17,462	147
AM Castle & Co	11,264	109
			Printing - Commercial (0.16%)
Miscellaneous Manufacturers (0.13%)			Bowne & Co Inc	26,994	138
China Fire & Security Group Inc (a)	4,200	46
FreightCar America Inc	3,600	69	Property & Casualty Insurance (4.41%)

		115	Amerisafe Inc (a)	6,394	98

			Employers Holdings Inc	14,558	121
MRI - Medical Diagnostic Imaging (0.12%)
			First Mercury Financial Corp	11,166	148
Nighthawk Radiology Holdings Inc (a)	29,043	104
			Harleysville Group Inc	5,123	148
Multi-Line Insurance (0.36%)			Infinity Property & Casualty Corp	8,832	311
Horace Mann Educators Corp	18,204	160	Meadowbrook Insurance Group Inc	56,939	339
			PMA Capital Corp (a)	28,912	108
			ProAssurance Corp (a)	11,293	496

See accompanying notes

533

Schedule of Investments SmallCap Value Fund III

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Property & Casualty Insurance (continued)			REITS - Hotels (continued)
RLI Corp	9,649 $	464	Sunstone Hotel Investors Inc	16,600 $	88

Safety Insurance Group Inc	9,681	320			456

SeaBright Insurance Holdings Inc (a)	19,542	181
			REITS - Mortgage (0.77%)
Selective Insurance Group	23,300	344	Anworth Mortgage Asset Corp	43,926	282
Tower Group Inc	11,474	312	MFA Mortgage Investments Inc	35,160	207
Zenith National Insurance Corp	21,793	497	NorthStar Realty Finance Corp	60,115	191

		3,887			680

Publishing - Books (0.27%)			REITS - Office Property (1.27%)
Scholastic Corp	11,942	236	BioMed Realty Trust Inc	28,691	327
			Franklin Street Properties Corp	30,838	412
Quarrying (0.13%)
			Highwoods Properties Inc	10,511	252
Compass Minerals International Inc	2,300	111
			Parkway Properties Inc/Md	9,400	131

Real Estate Management & Services (0.13%)					1,122

Jones Lang LaSalle Inc	3,454	111	REITS - Regional Malls (0.27%)
			Pennsylvania Real Estate Investment Trust	30,833	239
Real Estate Operator & Developer (0.67%)
Forestar Group Inc (a)	21,731	279	REITS - Shopping Centers (1.65%)
Hilltop Holdings Inc (a)	27,582	313	Cedar Shopping Centers Inc	27,730	100

		592	Equity One Inc	41,366	616

Reinsurance (1.54%)			Inland Real Estate Corp	50,387	442
Aspen Insurance Holdings Ltd	4,317	102	Kite Realty Group Trust	46,308	162
IPC Holdings Ltd	15,195	396	Urstadt Biddle Properties Inc	8,532	131

Max Capital Group Ltd	13,300	220			1,451

Montpelier Re Holdings Ltd ADR	9,824	122	REITS - Single Tenant (0.73%)
Platinum Underwriters Holdings Ltd	12,161	350	National Retail Properties Inc	36,328	644
Validus Holdings Ltd	7,523	168

		1,358	REITS - Storage (0.77%)

			Extra Space Storage Inc	57,783	411
REITS - Apartments (0.36%)
			Sovran Self Storage Inc	12,069	272

American Campus Communities Inc	3,600	78
					683

Home Properties Inc	3,468	126
Post Properties Inc	8,700	111	REITS - Warehouse & Industrial (0.40%)

		315	EastGroup Properties Inc	6,552	220

			First Potomac Realty Trust	13,857	136

REITS - Diversified (0.81%)
					356

Entertainment Properties Trust	10,689	247
Investors Real Estate Trust	21,115	195	Rental - Auto & Equipment (0.81%)
Lexington Realty Trust	20,539	79	Aaron's Inc	12,416	416
PS Business Parks Inc	4,498	197	Rent-A-Center Inc/TX (a)	15,518	299

		718			715

REITS - Healthcare (1.89%)			Research & Development (0.26%)
Cogdell Spencer Inc	15,533	96	Albany Molecular Research Inc (a)	19,606	191
LTC Properties Inc	23,399	422	Kendle International Inc (a)	4,224	38

Medical Properties Trust Inc	43,816	234			229

Omega Healthcare Investors Inc	22,446	353	Resorts & Theme Parks (0.02%)
Senior Housing Properties Trust	34,314	562	Bluegreen Corp (a)	7,122	14

		1,667

			Retail - Apparel & Shoe (4.62%)
REITS - Hotels (0.52%)
			Buckle Inc/The	4,355	163
LaSalle Hotel Properties	30,799	368

See accompanying notes

534

Schedule of Investments
SmallCap Value Fund III
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Apparel & Shoe (continued)			Retail - Restaurants (continued)
Cato Corp/The	31,851 $	612	California Pizza Kitchen Inc (a)	13,993 $	220
Charlotte Russe Holding Inc (a)	30,580	384	Steak N Shake Co/The (a)	10,900	126
Chico's FAS Inc (a)	39,100	299	Wendy's/Arby's Group Inc	41,900	210

Childrens Place Retail Stores Inc/The (a)	8,329	237			764

Christopher & Banks Corp	34,911	194
			Retail - Sporting Goods (0.18%)
Collective Brands Inc (a)	14,800	215	Cabela's Inc (a)	12,400	159
Dress Barn Inc (a)	20,697	313
Finish Line Inc/The	22,208	189	Rubber - Tires (0.19%)
Genesco Inc (a)	7,692	175	Cooper Tire & Rubber Co	20,251	167
Gymboree Corp (a)	5,268	181
HOT Topic Inc (a)	19,894	244	Rubber & Plastic Products (0.21%)
J Crew Group Inc (a)	11,500	198	Myers Industries Inc	18,714	188
Men's Wearhouse Inc	18,415	343
			Savings & Loans - Thrifts (1.22%)
Stage Stores Inc	26,616	326

			Brookline Bancorp Inc	21,037	209
		4,073

			Dime Community Bancshares	11,359	95
Retail - Automobile (0.20%)			First Niagara Financial Group Inc	539	7
Rush Enterprises Inc - Class A (a)	13,496	178	NewAlliance Bancshares Inc	29,710	384
			Northwest Bancorp Inc	5,660	99
Retail - Catalog Shopping (0.03%)
			Provident Financial Services Inc	26,320	281

Coldwater Creek Inc (a)	6,800	23
					1,075

Retail - Computer Equipment (0.22%)			Schools (0.31%)
Systemax Inc (a)	11,392	192	Strayer Education Inc	662	125
			Universal Technical Institute Inc (a)	10,508	150

Retail - Convenience Store (0.79%)					275

Casey's General Stores Inc	18,502	493
Pantry Inc/The (a)	8,563	202	Semiconductor Component - Integrated Circuits (0.73%)

			Micrel Inc	26,886	202
		695

			Pericom Semiconductor Corp (a)	20,241	180
Retail - Discount (0.25%)			TriQuint Semiconductor Inc (a)	69,000	264

Fred's Inc	15,955	218			646

Retail - Fabric Store (0.35%)			Semiconductor Equipment (0.45%)
Jo-Ann Stores Inc (a)	17,075	313	Cabot Microelectronics Corp (a)	8,727	251
			MKS Instruments Inc (a)	9,262	145

Retail - Hair Salons (0.46%)					396

Regis Corp	21,091	404
			Telecommunication Equipment (0.88%)
Retail - Jewelry (0.05%)			Adtran Inc	9,276	196
Fuqi International Inc (a)	7,232	45	Arris Group Inc (a)	33,743	360
			Plantronics Inc	17,224	220

Retail - Miscellaneous/Diversified (0.08%)					776

Pricesmart Inc	4,180	75
			Telecommunication Services (0.61%)
			Iowa Telecommunications Services Inc	19,330	255
Retail - Petroleum Products (0.56%)
			Neutral Tandem Inc (a)	5,465	156
World Fuel Services Corp	12,966	494
			tw telecom inc (a)	13,463	124

Retail - Regional Department Store (0.01%)					535

Retail Ventures Inc (a)	1,954	5	Telephone - Integrated (0.15%)
			General Communication Inc (a)	17,378	133
Retail - Restaurants (0.87%)
Bob Evans Farms Inc	8,591	208

See accompanying notes

535

Schedule of Investments
SmallCap Value Fund III
April 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Tobacco (0.16%)			Diversified Banking Institutions (continued)
Universal Corp/VA	4,779 $	144	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Toys (0.13%)			0.15% dated 04/30/09 maturing 05/01/09
Jakks Pacific Inc (a)	9,011	114	(collateralized by Sovereign Agency
			Issues; $73,000; 0.93% - 5.00%; dated
			03/30/10 - 01/08/14)	$ 72$	72
Transport - Marine (0.27%)
			Investment in Joint Trading Account;
American Commercial Lines Inc (a)	48,524	242	Morgan Stanley Repurchase Agreement;
			0.12% dated 04/30/09 maturing 05/01/09
Transport - Services (0.51%)			(collateralized by Sovereign Agency
HUB Group Inc (a)	6,100	140	Issues; $73,000; 1.00% - 7.125%; dated
Pacer International Inc	73,260	311	05/04/09 - 02/15/30)	72	72

		451			216

Transport - Truck (1.35%)			TOTAL REPURCHASE AGREEMENTS	$ 216

Arkansas Best Corp	14,689	339	Total Investments	$ 88,230
Marten Transport Ltd (a)	11,282	234	Liabilities in Excess of Other Assets, Net - (0.05)%		(42)

Old Dominion Freight Line Inc (a)	7,886	222	TOTAL NET ASSETS - 100.00%	$ 88,188

Saia Inc (a)	8,272	108
Werner Enterprises Inc	17,556	287

		1,190	(a) Non-Income Producing Security

Vitamins & Nutrition Products (0.11%)			Unrealized Appreciation (Depreciation)
USANA Health Sciences Inc (a)	4,164	100	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:
Water (0.45%)
California Water Service Group	5,858	229	Unrealized Appreciation	$ 7,035
Pico Holdings Inc (a)	5,551	166	Unrealized Depreciation		(20,396)

		395	Net Unrealized Appreciation (Depreciation)		(13,361)

Web Portals (0.18%)			Cost for federal income tax purposes		101,591
			All dollar amounts are shown in thousands (000's)
United Online Inc	30,578	162

Wire & Cable Products (0.54%)			Portfolio Summary (unaudited)

Belden Inc	13,551	219	Sector		Percent

Encore Wire Corp	7,919	173	Financial		34.55%
Insteel Industries Inc	10,774	80	Industrial		14.04%

			Consumer, Non-cyclical		13.83%
		472	Consumer, Cyclical		13.33%

Wireless Equipment (0.29%)			Utilities		7.23%
			Communications		5.98%
Novatel Wireless Inc (a)	37,666	258	Basic Materials		5.32%

TOTAL COMMON STOCKS	$ 88,014		Technology		5.19%

			Energy		0.58%
	Principal		Liabilities in Excess of Other Assets, Net		(0.05%)

	Amount	Value	TOTAL NET ASSETS		100.00%

	(000's)	(000's)

REPURCHASE AGREEMENTS (0.25%)
Diversified Banking Institutions (0.25%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $73,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 72$	72

See accompanying notes

536

Schedule of Investments
Ultra Short Bond Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (47.14%)			BONDS (continued)
Agricultural Operations (0.34%)			Automobile Sequential (continued)
Cargill Inc			CPS Auto Trust
2.35%, 1/21/2011 (a)(b)	$ 500 $	499	5.44%, 11/15/2010 (b)	$ 80 $	80
			Honda Auto Receivables Owner Trust
Airlines (0.14%)			5.46%, 5/23/2011	551	561
Delta Air Lines Inc			Hyundai Auto Receivables Trust
6.62%, 3/18/2011	241	213	0.85%, 1/17/2012 (a)	397	394
			Nissan Auto Lease Trust
Appliances (0.17%)			4.27%, 12/15/2010	404	400

Whirlpool Corp					1,549

1.82%, 6/15/2009 (a)	250	249
			Building Products - Wood (0.38%)
Asset Backed Securities (2.20%)			Masco Corp
Ameriquest Mortgage Securities Inc			1.63%, 3/12/2010 (a)	585	558
1.14%, 7/25/2035 (a)	1,000	32
Caterpillar Financial Asset Trust			Cellular Telecommunications (0.57%)
4.09%, 12/27/2010	168	167	Vodafone Group PLC
CNH Equipment Trust			1.66%, 6/15/2011 (a)	500	477
1.30%, 9/15/2010 (a)	6	6	1.54%, 2/27/2012 (a)	400	368

1.65%, 4/15/2011 (a)	364	364			845

Countrywide Asset-Backed Certificates			Chemicals - Diversified (0.19%)
1.56%, 12/25/2032 (a)	214	107	Huntsman LLC
1.82%, 12/25/2032 (a)	465	63	11.50%, 7/15/2012	300	276
2.61%, 5/25/2033 (a)	147	22
1.44%, 6/25/2035 (a)	1,000	92	Commercial Banks (0.59%)
1.09%, 11/25/2035 (a)	1,000	67	HSBC Americas Capital Trust I
1.10%, 12/25/2035 (a)	875	186	7.81%, 12/15/2026 (b)	750	509
6.50%, 1/25/2036 (c)	185	-	M&I Marshall & Ilsley Bank
			1.54%, 12/ 4/2012 (a)	500	358

0.94%, 2/25/2037 (a)(d)	500	7
					867

1.34%, 11/25/2037 (a)	1,000	38
First Horizon Asset Backed Trust			Credit Card Asset Backed Securities (1.21%)
0.57%, 10/25/2026 (a)	366	136	American Express Credit Account Master Trust
Ford Credit Floorplan Master Owner Trust			0.73%, 3/15/2012 (a)	850	828
0.90%, 6/15/2011 (a)(d)	450	427	Chase Issuance Trust
JP Morgan Mortgage Acquisition Corp			0.90%, 1/15/2012 (a)	500	498
0.52%, 3/25/2037 (a)	137	112	Discover Card Master Trust I
Lehman XS Trust			0.69%, 5/15/2012 (a)	500	452

2.51%, 11/25/2035 (a)	473	260			1,778

Long Beach Asset Holdings Corp
			Diversified Banking Institutions (2.23%)
5.93%, 10/25/2046 (b)(c)(d)	599	-
			JP Morgan Chase & Co
Long Beach Mortgage Loan Trust
			2.63%, 12/ 1/2010	1,200	1,227
0.94%, 2/25/2035 (a)	1,000	790
			Morgan Stanley
Nomura Asset Acceptance Corp
			2.90%, 12/ 1/2010	2,000	2,050

0.66%, 1/25/2036 (a)(b)	564	130
					3,277

Sail Net Interest Margin Notes
0.00%, 6/27/2035 (b)(d)(e)	136	-	Diversified Financial Services (0.62%)
Swift Master Auto Receivables Trust			Capmark Financial Group Inc
0.55%, 6/15/2012 (a)	310	225	3.39%, 5/10/2010 (a)	475	178

		3,231	General Electric Capital Corp

			1.18%, 1/20/2010 (a)	750	738

Automobile Sequential (1.05%)
					916

Capital One Auto Finance Trust
0.46%, 7/15/2011 (a)	117	114

See accompanying notes

537

Schedule of Investments
Ultra Short Bond Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Electric - Generation (0.01%)			Home Equity - Other (continued)
CE Casecnan Water & Energy			GSAA Trust
11.95%, 11/15/2010	$ 18 $	18	5.69%, 4/25/2034	$ 98 $		97
			JP Morgan Mortgage Acquisition Corp NIM
Electric - Integrated (0.75%)			5.80%, 4/25/2036 (b)(c)(d)	158		-
Entergy Gulf States Inc			Mastr Asset Backed NIM Trust
1.66%, 12/ 1/2009 (a)	405	397	0.00%, 5/26/2035 (c)(d)(e)	40		-
Georgia Power Co			Mastr Asset Backed Securities Trust
1.87%, 3/17/2010 (a)	500	502	1.09%, 10/25/2035 (a)	475		3
Pepco Holdings Inc			New Century Home Equity Loan Trust
1.89%, 6/ 1/2010 (a)	225	211	1.14%, 7/25/2035 (a)	1,000		61

		1,110	Option One Mortgage Loan Trust

			1.11%, 8/25/2035 (a)	1,000		29
Electronic Components - Miscellaneous (0.75%)
			1.24%, 6/25/2037 (a)	1,000		13
Koninklijke Philips Electronics NV
2.46%, 3/11/2011 (a)	1,000	959	Residential Asset Securities Corp
			1.12%, 4/25/2035 (a)	692		42
Sanmina-SCI Corp
4.07%, 6/15/2010 (a)(b)	147	142	1.19%, 7/25/2035 (a)	477		13

		1,101				404

Fiduciary Banks (0.34%)			Home Equity - Sequential (0.25%)
Bank of New York Mellon Corp/The			Argent Securities Inc
1.63%, 2/ 5/2010 (a)	500	498	4.60%, 1/25/2034 (a)	302		289
			BNC Mortgage Loan Trust
Finance - Commercial (0.09%)			0.61%, 7/25/2037 (a)	455		78
CIT Group Inc			Merrill Lynch Mortgage Investors NIM Trust
1.48%, 2/13/2012 (a)	250	138	4.50%, 1/25/2035 (b)(c)(d)	1,313		-

						367

Finance - Investment Banker & Broker (0.89%)
			Investment Companies (0.67%)
Bear Stearns Cos LLC/The
			Xstrata Finance Dubai Ltd
1.39%, 7/16/2009 (a)	360	360
			1.58%, 11/13/2009 (a)(b)	1,000		981
1.45%, 11/28/2011 (a)	500	467
Merrill Lynch & Co Inc			Life & Health Insurance (0.16%)
1.50%, 6/ 5/2012 (a)	600	489	Unum Group

		1,316	5.86%, 5/15/2009	230		229

Finance - Mortgage Loan/Banker (11.75%)
Fannie Mae			Machinery - Farm (0.22%)
4.25%, 5/15/2009	1,000	1,002	Case New Holland Inc
			6.00%, 6/ 1/2009	325		323
5.38%, 8/15/2009	2,000	2,030
6.63%, 9/15/2009	4,000	4,093
			Medical - Wholesale Drug Distribution (0.17%)
4.63%, 12/15/2009	3,000	3,076	Cardinal Health Inc
Federal Home Loan Banks			1.46%, 10/ 2/2009 (a)	250		246
4.50%, 10/ 9/2009	4,000	4,074
Freddie Mac			Medical Laboratory & Testing Service (0.27%)
5.25%, 5/21/2009	3,000	3,008	Roche Holdings Inc

		17,283	2.25%, 5/25/2009 (a)(b)	400		400

Home Equity - Other (0.28%)
			Medical Products (0.11%)
Asset Backed Funding Corp NIM Trust
0.00%, 7/26/2035 (b)(d)(e)	56	-	Angiotech Pharmaceuticals Inc
			5.01%, 12/ 1/2013 (a)	225		158
Countrywide Asset-Backed Certificates
4.93%, 5/25/2032 (a)	196	133
			Metal Processors & Fabrication (0.17%)
First NLC Trust
			Timken Co
1.19%, 9/25/2035 (a)	1,000	13
			5.75%, 2/15/2010	250		250

See accompanying notes

538

Schedule of Investments Ultra Short Bond Fund April 30, 2009 (unaudited)

	Principal				Principal
	Amount	Value			Amount	Value
	(000's)	(000's)			(000's)	(000's)

BONDS (continued)				BONDS (continued)
Mortgage Backed Securities (13.81%)				Mortgage Backed Securities (continued)
ACT Depositor Corp				First Republic Mortgage Loan Trust
0.75%, 9/22/2041 (a)(b)(c)	$ 353 $		32	0.75%, 8/15/2032 (a)	$ 225 $		191
American Home Mortgage Assets				First Union National Bank Commercial
5.37%, 11/25/2035 (a)	236		81	Mortgage
American Home Mortgage Investment Trust				1.00%, 1/12/2043 (a)(b)	25,563		335
2.01%, 9/25/2045 (a)	356		143	Freddie Mac
Banc of America Commercial Mortgage Inc				0.85%, 7/15/2023 (a)	686		678
7.33%, 11/15/2031	279		280	6.00%, 3/15/2026	334		337
0.37%, 7/10/2042	58,195		428	6.00%, 6/15/2031	121		121
0.59%, 7/10/2042 (a)	15,873		232	G-Force LLC
0.79%, 7/10/2043 (a)(b)	6,139		45	0.74%, 12/25/2039 (a)(b)(d)	1,000		137
0.19%, 10/10/2045	16,360		44	Ginnie Mae
				1.11%, 10/16/2012 (a)	5,131		174
0.39%, 7/10/2046 (a)	7,143		99
				1.30%, 2/16/2047 (a)	9,171		436
Banc of America Mortgage Securities Inc
4.60%, 3/25/2034 (a)	285		238	1.06%, 3/16/2047 (a)	3,303		170
4.72%, 8/25/2034 (a)	295		250	GMAC Commercial Mortgage Securities Inc
				0.87%, 5/10/2043 (a)	13,747		152
Bear Stearns Adjustable Rate Mortgage Trust
4.69%, 4/25/2034 (a)	88		53	Greenwich Capital Commercial Funding Corp
				1.43%, 4/10/2037 (b)	25,109		68
Bear Stearns Alt-A Trust
4.69%, 5/25/2035 (a)	228		88	1.26%, 8/10/2042 (a)(b)	40,730		654
1.09%, 7/25/2035 (a)	1,000		62	0.63%, 12/10/2049 (a)(b)	16,870		196
1.09%, 8/25/2035 (a)	1,002		27	GS Mortgage Securities Corp II
				0.73%, 7/10/2039 (a)(b)	6,583		108
Chase Mortgage Finance Corp
5.80%, 3/25/2037 (a)	619		46	GSC Capital Corp Mortgage Trust
				0.70%, 2/25/2036 (a)	212		75
4.46%, 7/25/2037 (a)(d)	213		133
				GSR Mortgage Loan Trust
Citicorp Mortgage Securities Inc
				4.08%, 9/25/2035 (a)	510		362
5.50%, 12/25/2033	751		721
				Homebanc Mortgage Trust
Citigroup Commercial Mortgage Trust
				1.11%, 7/25/2035 (a)	1,000		140
0.10%, 5/15/2043 (b)	30,873		360
				Impac CMB Trust
Citigroup/Deutsche Bank Commercial
				2.69%, 9/25/2034 (a)	109		22
Mortgage Trust
0.71%, 10/15/2048 (a)(d)	10,657		167	1.99%, 10/25/2034 (a)(d)	271		48
1.67%, 12/11/2049 (a)(b)(d)	15,443		201	0.95%, 8/25/2035 (a)(d)	135		25
Countrywide Alternative Loan Trust				0.98%, 8/25/2035 (a)	150		28
1.54%, 10/25/2034 (a)	625		30	Indymac Index Mortgage Loan Trust
1.49%, 2/25/2035 (a)	1,000		308	5.06%, 3/25/2035 (a)	411		190
1.29%, 7/25/2035 (a)	980		160	4.57%, 5/25/2035 (a)	635		118
0.86%, 12/25/2035 (a)	1,323		318	4.24%, 6/25/2035 (a)	959		506
6.00%, 5/25/2036	149		147	JP Morgan Alternative Loan Trust
Countrywide Asset-Backed NIM Certificates				5.40%, 12/25/2036	107		99
0.00%, 11/ 8/2036 (b)(d)(e)	491		-	JP Morgan Chase Commercial Mortgage
				Securities Corp
Countrywide Home Loan Mortgage Pass
				0.39%, 10/12/2035 (a)(b)	29,393		708
Through Trust
4.11%, 7/25/2034 (a)	519		437	0.70%, 7/12/2037 (b)	69,622		231
0.74%, 3/25/2035 (a)	288		121	0.32%, 10/12/2037 (a)(b)	6,039		188
5.52%, 3/20/2036 (a)	338		264	0.47%, 7/15/2042 (a)	19,111		251
CS First Boston Mortgage Securities Corp				0.11%, 2/12/2051 (a)	39,107		427
6.38%, 12/16/2035	175		176	JP Morgan Mortgage Trust
0.83%, 7/15/2036 (a)(b)	4,450		57	4.89%, 4/25/2035 (a)	189		179
1.13%, 8/15/2036 (a)(b)	5,554		35	6.05%, 10/25/2036 (a)	250		174
0.68%, 1/15/2037 (a)(b)	4,699		77	LB-UBS Commercial Mortgage Trust
0.15%, 7/15/2037 (b)	23,304		328	0.69%, 7/15/2035 (b)	17,097		28

See accompanying notes

539

Schedule of Investments Ultra Short Bond Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Oil Company - Exploration & Production (0.57%)
LB-UBS Commercial Mortgage Trust			Pemex Project Funding Master Trust
(continued)			2.93%, 10/15/2009 (a)(b)	$ 500 $	500
0.16%, 2/15/2037 (a)(b)	$ 16,091 $	168	2.62%, 6/15/2010 (a)(b)	350	343

Mastr Seasoned Securities Trust					843

4.88%, 10/25/2032 (a)	89	75
Merrill Lynch/Countrywide Commercial			Pipelines (0.14%)
Mortgage Trust			Rockies Express Pipeline LLC
0.59%, 7/12/2046 (a)(b)(d)	12,934	105	5.10%, 8/20/2009 (a)(b)	200	200
0.33%, 12/12/2049 (a)(b)	38,628	234
0.73%, 12/12/2049 (a)	23,561	520	Quarrying (0.20%)
MLCC Mortgage Investors Inc			Vulcan Materials Co
0.93%, 7/25/2029 (a)	732	437	2.57%, 12/15/2010 (a)	300	298
Morgan Stanley Capital I
0.50%, 1/13/2041 (a)(b)	18,133	378	Regional Banks (1.18%)
			Capital One Financial Corp
0.82%, 8/25/2046 (a)	1,000	12
			1.57%, 9/10/2009 (a)	250	244
Residential Funding Mortgage Securities I
			First Union Institutional Capital I
1.04%, 7/25/2036 (a)	1,073	879
			8.04%, 12/ 1/2026	400	263
Structured Adjustable Rate Mortgage Loan Trust
			NB Capital Trust II
1.14%, 8/25/2034 (a)(d)	614	24
			7.83%, 12/15/2026	750	461
Structured Asset Mortgage Investments Inc
			US Bancorp
1.02%, 8/25/2035 (a)	885	71
			1.63%, 2/ 4/2010 (a)	270	269
5.19%, 8/25/2035 (a)	161	102
			Wells Fargo & Co
4.42%, 5/25/2036 (a)	494	271	1.48%, 1/29/2010 (a)	500	497

4.87%, 5/25/2036 (a)	109	59			1,734

1.12%, 5/25/2045 (a)	785	112
Wachovia Bank Commercial Mortgage Trust			Reinsurance (0.34%)
0.50%, 6/15/2035 (b)	9,006	194	Berkshire Hathaway Finance Corp
			1.44%, 1/11/2011 (a)	500	495
WAMU Commercial Mortgage Securities Trust
3.83%, 1/25/2035 (b)	211	204
			REITS - Mortgage (0.31%)
WaMu Mortgage Pass Through Certificates
1.08%, 12/25/2027 (a)(d)	998	766	iStar Financial Inc
			1.66%, 9/15/2009 (a)	250	227
4.91%, 8/25/2035 (a)	374	296
			1.63%, 3/ 9/2010 (a)	300	236

4.83%, 9/25/2035 (a)	457	357
					463

5.93%, 9/25/2036 (a)	981	721
1.11%, 7/25/2045 (a)	766	198	REITS - Warehouse & Industrial (0.32%)
0.69%, 11/25/2045 (a)	62	47	ProLogis
Wells Fargo Mortgage Backed Securities Trust			1.50%, 8/24/2009 (a)	500	475
5.24%, 4/25/2036 (a)	1,444	348

			Rental - Auto & Equipment (0.33%)
		20,322

			Erac USA Finance Co
Mortgage Securities (0.20%)			1.51%, 8/28/2009 (a)(b)(d)	500	485
Residential Accredit Loans Inc
0.94%, 2/25/2036 (a)	646	294	Retail - Drug Store (0.30%)
			CVS Caremark Corp
Multimedia (0.34%)			1.56%, 6/ 1/2010 (a)	450	442
Time Warner Inc
1.46%, 11/13/2009 (a)	500	497	Rubber - Tires (0.17%)
			Goodyear Tire & Rubber Co/The
Office Automation & Equipment (0.43%)			6.32%, 12/ 1/2009 (a)	250	247
Xerox Corp
2.06%, 12/18/2009 (a)	650	634	Special Purpose Entity (0.77%)
			Allstate Life Global Funding II
			1.86%, 2/26/2010 (a)	750	734

See accompanying notes

540

Schedule of Investments
Ultra Short Bond Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
(000's)		(000's)		(000's)	(000's)

BONDS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Special Purpose Entity (continued)			OBLIGATIONS (continued)
Williams Cos Inc Credit Linked Certificate			Federal National Mortgage Association (FNMA)
Trust/The			(continued)
4.42%, 5/ 1/2009 (a)(b)	$ 400 $	400	3.81%, 3/ 1/2034 (a)	$ 428 $	428

		1,134	4.41%, 3/ 1/2034 (a)	322	323

			3.99%, 4/ 1/2034 (a)	338	337
Steel - Producers (0.18%)			4.68%, 7/ 1/2034 (a)	688	699
Ispat Inland ULC			4.51%, 2/ 1/2035 (a)	253	257
9.75%, 4/ 1/2014	300	272
			4.54%, 5/ 1/2035 (a)	402	401
Telephone - Integrated (0.61%)			4.32%, 7/ 1/2035 (a)	1,352	1,373
Telecom Italia Capital SA			5.06%, 7/ 1/2035 (a)	820	837
1.65%, 2/ 1/2011 (a)	160	151	4.89%, 9/ 1/2035 (a)	603	618
1.72%, 7/18/2011 (a)	600	567	5.65%, 1/ 1/2036 (a)	180	185

Telefonica Emisiones SAU					8,095

1.55%, 2/ 4/2013 (a)	200	181

			U.S. Treasury (18.20%)
		899

			4.88%, 5/15/2009	5,000	5,009
Tobacco (0.22%)			4.88%, 8/15/2009	9,000	9,123
Reynolds American Inc			3.25%, 12/31/2009	8,000	8,153
2.02%, 6/15/2011 (a)	350	324	0.88%, 2/28/2011	4,500	4,501

					26,786

Transport - Rail (0.15%)
CSX Corp			U.S. Treasury Bill (4.74%)
4.88%, 11/ 1/2009	225	226	0.46%, 4/ 8/2010	7,000	6,970

TOTAL BONDS	$ 69,364		TOTAL U.S. GOVERNMENT & GOVERNMENT

			AGENCY OBLIGATIONS	$ 41,851

SENIOR FLOATING RATE INTERESTS (0.40%)
			SHORT TERM INVESTMENTS (10.19%)
Publishing - Periodicals (0.09%)
Dex Media East LLC, Term Loan B			Commercial Paper (10.19%)
3.23%, 10/17/2014 (a)	244	132	American Honda Finance Corp
			0.73%, 5/13/2009	$ 500 $	500
Retail - Building Products (0.18%)			Australia & New Zealand Banking Co
HD Supply Inc, Term Loan B			0.80%, 9/25/2009	500	497
1.68%, 8/30/2012 (a)	315	268	Bank of America Corp
			0.58%, 7/ 2/2009	600	600
Satellite Telecommunications (0.13%)			BASF AG
Telesat Canada Inc, Term Loan B			0.75%, 6/23/2009	500	499
3.55%, 9/ 1/2014 (a)	182	169	BP Capital Markets PLC
Telesat Canada Inc, Term Loan DD			0.42%, 7/ 9/2009	600	600
4.22%, 10/31/2014 (a)	15	14	CBA Delaware Finance

		183	0.79%, 6/ 2/2009	500	500

			0.75%, 6/ 4/2009	600	600
TOTAL SENIOR FLOATING RATE INTERESTS	$ 583
			Charta Corp

U.S. GOVERNMENT & GOVERNMENT AGENCY			0.70%, 6/19/2009	600	599
OBLIGATIONS (28.44%)			Deere & Co
Federal National Mortgage Association (FNMA) (5.50%)			0.50%, 5/ 4/2009	600	600
4.45%, 2/ 1/2021 (a)	475	474	0.53%, 5/29/2009	500	500
4.49%, 6/ 1/2032 (a)	410	414	DnB NOR Bank ASA
4.86%, 6/ 1/2032 (a)	115	117	0.88%, 5/11/2009	600	600
5.46%, 8/ 1/2032 (a)	420	432	0.65%, 7/21/2009	500	499
4.54%, 5/ 1/2033 (a)	646	640	E. ON AG
4.06%, 10/ 1/2033 (a)	99	100	1.00%, 5/ 6/2009	500	500
5.75%, 10/ 1/2033 (a)	76	77	1.05%, 6/30/2009	500	499
5.19%, 1/ 1/2034 (a)	233	238	Federal Home Loan Bank Discount Notes
			0.40%, 6/ 4/2009	500	500
4.97%, 2/ 1/2034 (a)	142	145

See accompanying notes

541

Schedule of Investments Ultra Short Bond Fund April 30, 2009 (unaudited)

	Principal		(a) Variable Rate. Rate shown is in effect at April 30, 2009.
	Amount	Value	(b)	Security exempt from registration under Rule 144A of the Securities Act
	(000's)	(000's)	of 1933. These securities may be resold in transactions exempt from

			registration, normally to qualified institutional buyers. Unless otherwise
SHORT TERM INVESTMENTS (continued)			indicated, these securities are not considered illiquid. At the end of the
Commercial Paper (continued)			period, the value of these securities totaled $9,740 or 6.62% of net
Illinois Tool Works Inc			assets.
0.45%, 5/ 6/2009	$ 500 $	500	(c)	Market value is determined in accordance with procedures established in
			good faith by the Board of Directors. At the end of the period, the value
0.65%, 7/ 1/2009	600	600
			of these securities totaled $32 or 0.02% of net assets.
ING U.S. Funding			(d) Security is Illiquid
0.67%, 7/15/2009	600	599	(e) Non-Income Producing Security
0.65%, 7/27/2009	500	499

JP Morgan Chase & Co			Unrealized Appreciation (Depreciation)
0.55%, 5/20/2009	600	600	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
National Australia Funding			of investments held by the fund as of the period end were as follows:
0.61%, 6/11/2009	600	600
Nordea North America			Unrealized Appreciation	$ 262
0.78%, 6/ 8/2009	600	599	Unrealized Depreciation	(37,735)

Paccar Financial			Net Unrealized Appreciation (Depreciation)	(37,473)
0.58%, 5/18/2009	600	600
			Cost for federal income tax purposes	181,094
Pfizer Investment Capital			All dollar amounts are shown in thousands (000's)
0.35%, 6/12/2009	600	600

Ranger Funding Co LLC			Portfolio Summary (unaudited)

0.50%, 8/ 7/2009	600	599
			Sector	Percent

Telstra Corp
0.75%, 6/ 9/2009	600	599	Government	35.03%
			Financial	26.07%
Westpac Banking Corp			Mortgage Securities	19.51%
0.62%, 8/17/2009	500	498	Asset Backed Securities	4.98%

		14,986	Industrial	3.17%

			Communications	2.14%
TOTAL SHORT TERM INVESTMENTS	$ 14,986		Consumer, Non-cyclical	1.84%

			Utilities	1.45%
REPURCHASE AGREEMENTS (11.44%)			Energy	1.12%
Diversified Banking Institutions (11.44%)			Consumer, Cyclical	0.96%
Investment in Joint Trading Account; Bank			Basic Materials	0.91%
of America Repurchase Agreement; 0.15%			Technology	0.43%
dated 04/30/09 maturing 05/01/09			Other Assets in Excess of Liabilities, Net	2.39%

(collateralized by Sovereign Agency			TOTAL NET ASSETS	100.00%

Issues; $5,725,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 5,612$	5,612
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $5,725,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	5,612	5,612
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $5,725,000; 1.00% - 7.125%; dated
05/04/09 - 02/15/30)	5,613	5,613

		16,837

TOTAL REPURCHASE AGREEMENTS	$ 16,837

Total Investments	$ 143,621
Other Assets in Excess of Liabilities, Net - 2.39%		3,514

TOTAL NET ASSETS - 100.00%	$ 147,135

See accompanying notes

542

Schedule of Investments West Coast Equity Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.01%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.03%)			Building - Residential & Commercial (0.24%)
Ceradyne Inc (a)	15,700 $	271	KB Home	108,800 $	1,966

Aerospace & Defense (2.05%)			Building & Construction Products -
Boeing Co/The	237,983	9,531	Miscellaneous (0.70%)
			Simpson Manufacturing Co Inc	253,380	5,640
Northrop Grumman Corp	85,230	4,121
Teledyne Technologies Inc (a)	88,500	2,826

			Commercial Banks (0.79%)
		16,478

			City National Corp/CA	107,886	3,949
Agricultural Chemicals (0.20%)			East West Bancorp Inc	99,559	680
Potash Corp of Saskatchewan Inc	18,225	1,576	SVB Financial Group (a)	9,600	199
			Umpqua Holdings Corp	35,072	336
Agricultural Operations (0.26%)			Westamerica Bancorporation	21,619	1,160

Archer-Daniels-Midland Co	83,900	2,066			6,324

Airlines (0.60%)			Commercial Services - Finance (0.39%)
Alaska Air Group Inc (a)	124,338	2,086	Visa Inc	47,800	3,105
Cathay Pacific Airways Ltd ADR (a)	469,300	2,699

		4,785	Computer Aided Design (0.13%)

			Autodesk Inc (a)	53,300	1,063
Apparel Manufacturers (0.33%)
Columbia Sportswear Co	55,299	1,699	Computers (2.11%)
True Religion Apparel Inc (a)	60,112	947	Apple Inc (a)	34,550	4,347

		2,646	Hewlett-Packard Co	350,500	12,611

Applications Software (3.66%)					16,958

Actuate Corp (a)	604,550	2,237	Computers - Integrated Systems (0.11%)
Microsoft Corp	1,203,272	24,378	Echelon Corp (a)	115,200	917
Quest Software Inc (a)	189,500	2,754

		29,369	Computers - Memory Devices (0.03%)

			NetApp Inc (a)	13,600	249
Athletic Footwear (1.54%)
NIKE Inc	235,747	12,370	Consumer Products - Miscellaneous (1.97%)
			Clorox Co	236,880	13,277
Auto - Car & Light Trucks (0.39%)
			Kimberly-Clark Corp	34,550	1,698
Toyota Motor Corp ADR	39,686	3,142
			WD-40 Co	31,300	847

Auto - Medium & Heavy Duty Trucks (1.78%)					15,822

Paccar Inc	403,713	14,308	Cosmetics & Toiletries (1.12%)
			Estee Lauder Cos Inc/The	40,900	1,223
Auto/Truck Parts & Equipment - Original (0.19%)			Procter & Gamble Co	156,300	7,727

Johnson Controls Inc	80,900	1,538			8,950

Beverages - Non-Alcoholic (0.63%)			Diagnostic Kits (0.02%)
Coca-Cola Co/The	32,775	1,411	OraSure Technologies Inc (a)	35,783	130
Hansen Natural Corp (a)	34,425	1,403
PepsiAmericas Inc	7,400	182	Dialysis Centers (0.67%)
			DaVita Inc (a)	115,500	5,356
PepsiCo Inc	40,861	2,033

		5,029

			Disposable Medical Products (0.13%)
Beverages - Wine & Spirits (0.07%)			CR Bard Inc	14,600	1,046
Brown-Forman Corp	11,697	544
			Diversified Banking Institutions (0.09%)
Building - Heavy Construction (0.56%)			JP Morgan Chase & Co	21,550	711
Granite Construction Inc	114,214	4,506

See accompanying notes

543

Schedule of Investments West Coast Equity Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
E-Commerce - Products (0.86%)			Food - Retail (continued)
Amazon.com Inc (a)	65,850 $	5,302	Safeway Inc	234,950 $	4,640

Blue Nile Inc (a)	37,758	1,607			12,720

		6,909

			Forestry (1.79%)
Electric - Integrated (1.37%)			Plum Creek Timber Co Inc	123,700	4,270
Edison International	136,600	3,894	Weyerhaeuser Co	286,600	10,106

PG&E Corp	190,700	7,079			14,376

		10,973

			Gas - Distribution (1.44%)
Electronic Components - Semiconductors (1.86%)			Northwest Natural Gas Co	10,950	448
Intel Corp	579,100	9,138	Sempra Energy	240,550	11,070

Lattice Semiconductor Corp (a)	9,468	16			11,518

LSI Corp (a)	235,600	905
			Hotels & Motels (0.50%)
QLogic Corp (a)	220,300	3,124	Red Lion Hotels Corp (a)	882,785	4,034
Supertex Inc (a)	66,760	1,717

		14,900	Human Resources (1.05%)

Electronic Design Automation (0.06%)			AMN Healthcare Services Inc (a)	153,323	1,056
Mentor Graphics Corp (a)	75,300	506	Resources Connection Inc (a)	169,729	3,318
			Robert Half International Inc	105,100	2,525
Electronic Forms (1.64%)			TrueBlue Inc (a)	156,000	1,515

Adobe Systems Inc (a)	479,855	13,124			8,414

			Industrial Automation & Robots (0.04%)
Electronic Measurement Instruments (0.85%)
			Intermec Inc (a)	25,860	312
FLIR Systems Inc (a)	23,500	521
Itron Inc (a)	77,750	3,577
			Instruments - Scientific (2.17%)
Trimble Navigation Ltd (a)	128,273	2,750	Dionex Corp (a)	184,142	11,601

		6,848	FEI Co (a)	270,525	4,647

Engineering - Research & Development Services (1.09%)			Waters Corp (a)	26,050	1,151

Jacobs Engineering Group Inc (a)	230,375	8,763			17,399

			Internet Application Software (0.29%)
Enterprise Software & Services (2.00%)
			Art Technology Group Inc (a)	732,819	2,301
Informatica Corp (a)	161,400	2,566
Omnicell Inc (a)	33,227	292
			Internet Security (0.09%)
Oracle Corp	534,891	10,345	VeriSign Inc (a)	33,300	685
Sybase Inc (a)	84,300	2,863

		16,066	Investment Management & Advisory Services (1.63%)

Fiduciary Banks (0.23%)			Franklin Resources Inc	216,275	13,080
Northern Trust Corp	33,761	1,835
			Lasers - Systems & Components (0.14%)
Finance - Investment Banker & Broker (2.66%)			Electro Scientific Industries Inc (a)	130,942	1,126
Charles Schwab Corp/The	1,152,587	21,300
			Life & Health Insurance (1.06%)
Food - Miscellaneous/Diversified (0.96%)			StanCorp Financial Group Inc	310,050	8,505
Campbell Soup Co	74,100	1,906
			Machinery - Material Handling (0.17%)
General Mills Inc	73,356	3,718
			Cascade Corp	55,880	1,351
Ralcorp Holdings Inc (a)	36,100	2,064

		7,688	Medical - Biomedical/Gene (3.25%)

Food - Retail (1.59%)			Amgen Inc (a)	161,939	7,849
Dairy Farm International Holdings Ltd ADR	207,803	5,631	Amylin Pharmaceuticals Inc (a)	37,850	414
Kroger Co/The	113,250	2,449	Dendreon Corp (a)	114,166	2,420
			Gilead Sciences Inc (a)	203,569	9,323

See accompanying notes

544

Schedule of Investments West Coast Equity Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)			Oil Company - Exploration & Production (6.41%)
Life Technologies Corp (a)	113,634 $	4,239	Apache Corp	164,800 $	12,008
Martek Biosciences Corp (a)	97,847	1,783	Berry Petroleum Co	239,521	3,947

		26,028	CNOOC Ltd ADR	7,175	799

			Devon Energy Corp	80,100	4,153
Medical - Drugs (2.16%)
Allergan Inc/United States	294,165	13,726	EOG Resources Inc	44,825	2,846
Bristol-Myers Squibb Co	185,650	3,564	Occidental Petroleum Corp	490,750	27,624

		17,290			51,377

Medical - Generic Drugs (0.66%)			Oil Company - Integrated (3.81%)
Teva Pharmaceutical Industries Ltd ADR	22,500	987	Chevron Corp	405,943	26,833
Watson Pharmaceuticals Inc (a)	137,900	4,267	Exxon Mobil Corp	56,350	3,757

		5,254			30,590

Medical - HMO (0.11%)			Power Converter & Supply Equipment (0.11%)
Health Net Inc (a)	59,960	866	Sunpower Corp - Class B (a)	34,276	869

Medical - Nursing Homes (0.11%)			Property & Casualty Insurance (0.30%)
Sun Healthcare Group Inc (a)	105,330	892	Mercury General Corp	70,404	2,378

Medical - Wholesale Drug Distribution (1.21%)			Publicly Traded Investment Fund (0.09%)
McKesson Corp	262,042	9,696	iShares Russell 3000 Index Fund	13,800	703

Medical Information Systems (0.11%)			Regional Banks (2.35%)
Quality Systems Inc	16,438	881	US Bancorp	75,550	1,377
			Wells Fargo & Co	874,918	17,507

Medical Instruments (1.00%)					18,884

Beckman Coulter Inc	90,957	4,781	REITS - Apartments (0.19%)
Edwards Lifesciences Corp (a)	6,050	383	Essex Property Trust Inc	23,950	1,521
Techne Corp	49,743	2,846

		8,010	REITS - Healthcare (1.07%)

			HCP Inc	272,685	5,986
Medical Products (1.12%)
Becton Dickinson and Co	14,750	892	Nationwide Health Properties Inc	104,788	2,587

Varian Medical Systems Inc (a)	241,550	8,061			8,573

		8,953	REITS - Office Property (0.35%)

			Alexandria Real Estate Equities Inc	77,186	2,816
Metal Processors & Fabrication (0.88%)
Precision Castparts Corp	94,796	7,096
			Respiratory Products (0.45%)
			ResMed Inc (a)	93,950	3,612
Multimedia (1.46%)
Walt Disney Co/The	535,610	11,730
			Retail - Apparel & Shoe (1.47%)
			Nordstrom Inc	355,000	8,034
Networking Products (1.90%)
Cisco Systems Inc (a)	694,850	13,424	Ross Stores Inc	98,300	3,729

Polycom Inc (a)	97,100	1,810			11,763

		15,234	Retail - Automobile (0.75%)

			Copart Inc (a)	191,500	6,011
Non-Hazardous Waste Disposal (0.65%)
Waste Connections Inc (a)	203,550	5,247
			Retail - Discount (2.61%)
			Costco Wholesale Corp	430,740	20,934
Oil & Gas Drilling (0.09%)
Nabors Industries Ltd (a)	49,826	758
			Retail - Drug Store (0.30%)
			CVS Caremark Corp	75,800	2,409

See accompanying notes

545

Schedule of Investments West Coast Equity Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Restaurants (1.74%)			Veterinary Diagnostics (0.79%)
Jack in the Box Inc (a)	160,191 $	3,939	VCA Antech Inc (a)	252,400 $	6,315
Starbucks Corp (a)	692,500	10,014

		13,953	Water (0.59%)

			California Water Service Group	120,500	4,703
Savings & Loans - Thrifts (1.41%)
Washington Federal Inc	873,265	11,335	Water Treatment Systems (0.11%)
			Energy Recovery Inc (a)	112,876	889
Semiconductor Component - Integrated Circuits (0.51%)
Cypress Semiconductor Corp (a)	119,000	944	Web Portals (1.41%)
Exar Corp (a)	23,300	143	Google Inc (a)	26,700	10,572
Linear Technology Corp	139,700	3,043	Yahoo! Inc (a)	53,600	766

		4,130			11,338

Semiconductor Equipment (0.69%)			Wireless Equipment (0.45%)
Applied Materials Inc	258,850	3,160	Qualcomm Inc	85,300	3,610
Kla-Tencor Corp	60,300	1,673
Novellus Systems Inc (a)	37,300	674	Wound, Burn & Skin Care (0.07%)

		5,507	Obagi Medical Products Inc (a)	89,907	540

			TOTAL COMMON STOCKS	$ 786,004
Steel - Producers (2.14%)

Reliance Steel & Aluminum Co	135,000	4,756		Principal
Schnitzer Steel Industries Inc	251,033	12,441		Amount	Value

		17,197		(000's)	(000's)

			REPURCHASE AGREEMENTS (2.02%)
Steel Pipe & Tube (0.23%)
			Diversified Banking Institutions (2.02%)
Northwest Pipe Co (a)	48,000	1,821
			Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.15%
Telephone - Integrated (3.12%)			dated 04/30/09 maturing 05/01/09
AT&T Inc	451,200	11,560	(collateralized by Sovereign Agency
Verizon Communications Inc	443,450	13,454	Issues; $5,501,000; 0.00% - 5.87%; dated

		25,014	09/11/09 - 01/22/37)	$ 5,393$	5,393

			Investment in Joint Trading Account;
Toys (0.32%)			Deutsche Bank Repurchase Agreement;
Mattel Inc	172,450	2,580	0.15% dated 04/30/09 maturing 05/01/09
			(collateralized by Sovereign Agency
Transport - Equipment & Leasing (0.19%)			Issues; $5,501,000; 0.93% - 5.00%; dated
			03/30/10 - 01/08/14)	5,393	5,393
Greenbrier Cos Inc	176,200	1,499
			Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Transport - Rail (0.13%)			0.12% dated 04/30/09 maturing 05/01/09
Union Pacific Corp	21,950	1,079	(collateralized by Sovereign Agency
			Issues; $5,501,000; 1.00% - 7.125%; dated
Transport - Services (1.75%)			05/04/09 - 02/15/30)	5,393	5,393

Expeditors International of Washington Inc	403,290	13,998			16,179

			TOTAL REPURCHASE AGREEMENTS	$ 16,179
Transport - Truck (0.22%)

Con-way Inc	72,482	1,796	Total Investments	$ 802,183
			Liabilities in Excess of Other Assets, Net - (0.03)%		(270)

Travel Services (0.27%)			TOTAL NET ASSETS - 100.00%	$ 801,913

Ambassadors Group Inc	178,979	2,184

Ultra Sound Imaging Systems (0.57%)			(a) Non-Income Producing Security
SonoSite Inc (a)	251,811	4,543
See accompanying notes

546

Schedule of Investments West Coast Equity Fund April 30, 2009 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 200,846
Unrealized Depreciation	(77,246)

Net Unrealized Appreciation (Depreciation)	123,600
Cost for federal income tax purposes	678,583
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	20.31%
Financial	14.15%
Consumer, Cyclical	13.05%
Technology	12.93%
Industrial	12.09%
Energy	10.31%
Communications	9.58%
Basic Materials	4.13%
Utilities	3.39%
Exchange Traded Funds	0.09%
Liabilities in Excess of Other Assets, Net	(0.03%)

TOTAL NET ASSETS	100.00%

See accompanying notes

547

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

BOND & MORTGAGE SECURITIES FUND

Class J shares

Net Asset Value, Beginning of Period	$ 8.56	$ 10.55	$ 10.71	$ 10.67	$ 10.94	$ 10.73
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.22	0.48	0.51	0.43	0.38	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(0.05)	(2.01)	(0.17)	0.04	(0.28)	0.20

Total From Investment Operations	0.17	(1.53)	0.34	0.47	0.10	0.52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)	(0.46)	(0.50)	(0.43)	(0.36)	(0.31)
Distributions from Realized Gains	–	–	–	–	(0.01)	–

Total Dividends and Distributions	(0.23)	(0.46)	(0.50)	(0.43)	(0.37)	(0.31)

Net Asset Value, End of Period	$ 8.50	$ 8.56	$ 10.55	$ 10.71	$ 10.67	$ 10.94

Total Return(c)	2.03%(d)	(15.03)%	3.22%	4.49%	0.85%	4.94%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 168,862	$ 186,176	$ 251,634	$ 237,417	$ 211,273	$ 159,802
Ratio of Expenses to Average Net Assets	1.12%(e)	1.08%	1.18%	1.28%	1.35%	1.36%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	1.23%	1.13%	1.32%
Ratio of Gross Expenses to Average Net Assets(g)	1.17%(e)	–	–	1.29%	1.52%	1.37%
Ratio of Net Investment Income to Average Net Assets	5.39%(e)	4.87%	4.75%	4.10%	3.46%	2.94%
Portfolio Turnover Rate	353.4%(e)	302.6%	259.1%	274.5%	202.1%(h)	150.5%

	2009(a)	2008	2007	2006	2005	2004

BOND & MORTGAGE SECURITIES FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 8.51	$ 10.50	$ 10.67	$ 10.62	$ 10.90	$ 10.70
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.25	0.54	0.57	0.51	0.44	0.40
Net Realized and Unrealized Gain (Loss) on
Investments	(0.06)	(2.01)	(0.17)	0.03	(0.28)	0.20

Total From Investment Operations	0.19	(1.47)	0.40	0.54	0.16	0.60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.25)	(0.52)	(0.57)	(0.49)	(0.43)	(0.40)
Distributions from Realized Gains	–	–	–	–	(0.01)	–

Total Dividends and Distributions	(0.25)	(0.52)	(0.57)	(0.49)	(0.44)	(0.40)

Net Asset Value, End of Period	$ 8.45	$ 8.51	$ 10.50	$ 10.67	$ 10.62	$ 10.90

Total Return	2.32%(d)	(14.55)%	3.85%	5.27%	1.45%	5.74%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,648,301	$ 1,971,313	$ 1,829,733	$ 1,397,636	$ 771,847	$ 373,880
Ratio of Expenses to Average Net Assets	0.53%(e)	0.52%	0.52%	0.56%	0.77%	0.59%
Ratio of Expenses to Average Net Assets (Excluding
Reverse Repurchase Agreement Expense)(f)	N/A	N/A	N/A	0.53%	0.55%	0.55%
Ratio of Net Investment Income to Average Net Assets	5.99%(e)	5.45%	5.41%	4.85%	4.07%	3.71%
Portfolio Turnover Rate	353.4%(e)	302.6%	259.1%	274.5%	202.1%(h)	150.5%

	2009(a)	2008	2007	2006	2005

BOND & MORTGAGE SECURITIES FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 8.51	$ 10.49	$ 10.66	$ 10.61	$ 10.88
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.21	0.45	0.48	0.42	0.36
Net Realized and Unrealized Gain (Loss) on Investments	(0.06)	(2.00)	(0.17)	0.03	(0.28)

Total From Investment Operations	0.15	(1.55)	0.31	0.45	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)	(0.43)	(0.48)	(0.40)	(0.34)
Distributions from Realized Gains	–	–	–	–	(0.01)

Total Dividends and Distributions	(0.21)	(0.43)	(0.48)	(0.40)	(0.35)

Net Asset Value, End of Period	$ 8.45	$ 8.51	$ 10.49	$ 10.66	$ 10.61

Total Return	1.88%(d)	(15.25)%	2.94%	4.35%	0.66%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,610	$ 6,999	$ 7,143	$ 4,536	$ 752
Ratio of Expenses to Average Net Assets	1.40%(e)	1.40%	1.40%	1.43%	1.67%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	1.41%	1.43%
Ratio of Net Investment Income to Average Net Assets	5.08%(e)	4.57%	4.54%	3.98%	3.27%
Portfolio Turnover Rate	353.4%(e)	302.6%	259.1%	274.5%	202.1%(h)

See accompanying notes.

548

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

BOND & MORTGAGE SECURITIES FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 8.45	$ 10.42	$ 10.60	$ 10.55	$ 10.84	$ 10.63
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.21	0.46	0.49	0.42	0.35	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(0.05)	(1.98)	(0.18)	0.05	(0.28)	0.21

Total From Investment Operations	0.16	(1.52)	0.31	0.47	0.07	0.53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.22)	(0.45)	(0.49)	(0.42)	(0.35)	(0.32)
Distributions from Realized Gains	–	–	–	–	(0.01)	–

Total Dividends and Distributions	(0.22)	(0.45)	(0.49)	(0.42)	(0.36)	(0.32)

Net Asset Value, End of Period	$ 8.39	$ 8.45	$ 10.42	$ 10.60	$ 10.55	$ 10.84

Total Return	1.96%(d)	(15.14)%	3.00%	4.52%	0.61%	5.09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 25,112	$ 28,127	$ 37,875	$ 42,548	$ 39,797	$ 31,801
Ratio of Expenses to Average Net Assets	1.27%(e)	1.27%	1.27%	1.33%	1.51%	1.34%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	1.28%	1.30%	1.30%
Ratio of Net Investment Income to Average Net Assets	5.23%(e)	4.68%	4.65%	4.04%	3.29%	2.95%
Portfolio Turnover Rate	353.4%(e)	302.6%	259.1%	274.5%	202.1%(h)	150.5%

	2009(a)	2008	2007	2006	2005	2004

BOND & MORTGAGE SECURITIES FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 8.48	$ 10.45	$ 10.63	$ 10.57	$ 10.86	$ 10.66
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.22	0.48	0.51	0.45	0.37	0.34
Net Realized and Unrealized Gain (Loss) on Investments	(0.06)	(1.99)	(0.18)	0.04	(0.28)	0.20

Total From Investment Operations	0.16	(1.51)	0.33	0.49	0.09	0.54
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)	(0.46)	(0.51)	(0.43)	(0.37)	(0.34)
Distributions from Realized Gains	–	–	–	–	(0.01)	–

Total Dividends and Distributions	(0.23)	(0.46)	(0.51)	(0.43)	(0.38)	(0.34)

Net Asset Value, End of Period	$ 8.41	$ 8.48	$ 10.45	$ 10.63	$ 10.57	$ 10.86

Total Return	1.92%(d)	(14.93)%	3.17%	4.79%	0.79%	5.17%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 40,969	$ 48,733	$ 62,793	$ 50,633	$ 35,016	$ 28,547
Ratio of Expenses to Average Net Assets	1.09%(e)	1.09%	1.09%	1.14%	1.33%	1.15%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	1.10%	1.12%	1.12%
Ratio of Net Investment Income to Average Net Assets	5.43%(e)	4.86%	4.85%	4.25%	3.47%	3.15%
Portfolio Turnover Rate	353.4%(e)	302.6%	259.1%	274.5%	202.1%(h)	150.5%

	2009(a)	2008	2007	2006	2005	2004

BOND & MORTGAGE SECURITIES FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 8.60	$ 10.60	$ 10.77	$ 10.71	$ 10.99	$ 10.78
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.23	0.50	0.54	0.47	0.40	0.36
Net Realized and Unrealized Gain (Loss) on Investments	(0.06)	(2.02)	(0.18)	0.04	(0.28)	0.21

Total From Investment Operations	0.17	(1.52)	0.36	0.51	0.12	0.57
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)	(0.48)	(0.53)	(0.45)	(0.39)	(0.36)
Distributions from Realized Gains	–	–	–	–	(0.01)	–

Total Dividends and Distributions	(0.23)	(0.48)	(0.53)	(0.45)	(0.40)	(0.36)

Net Asset Value, End of Period	$ 8.54	$ 8.60	$ 10.60	$ 10.77	$ 10.71	$ 10.99

Total Return	2.10%(d)	(14.85)%	3.42%	4.92%	1.06%	5.39%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 22,652	$ 22,799	$ 28,800	$ 18,009	$ 8,635	$ 2,274
Ratio of Expenses to Average Net Assets	0.90%(e)	0.90%	0.90%	0.95%	1.15%	0.96%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	0.91%	0.93%	0.93%
Ratio of Net Investment Income to Average Net Assets	5.59%(e)	5.05%	5.05%	4.46%	3.69%	3.35%
Portfolio Turnover Rate	353.4%(e)	302.6%	259.1%	274.5%	202.1%(h)	150.5%

See accompanying notes.

549

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

BOND & MORTGAGE SECURITIES FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 8.48	$ 10.46	$ 10.64	$ 10.58	$ 10.87	$ 10.67
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.24	0.51	0.54	0.48	0.41	0.37
Net Realized and Unrealized Gain (Loss) on Investments	(0.06)	(1.99)	(0.18)	0.05	(0.29)	0.20

Total From Investment Operations	0.18	(1.48)	0.36	0.53	0.12	0.57
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)	(0.50)	(0.54)	(0.47)	(0.40)	(0.37)
Distributions from Realized Gains	–	–	–	–	(0.01)	–

Total Dividends and Distributions	(0.24)	(0.50)	(0.54)	(0.47)	(0.41)	(0.37)

Net Asset Value, End of Period	$ 8.42	$ 8.48	$ 10.46	$ 10.64	$ 10.58	$ 10.87

Total Return	2.19%(d)	(14.74)%	3.49%	5.11%	1.10%	5.48%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 47,162	$ 67,063	$ 111,437	$ 95,496	$ 65,637	$ 43,420
Ratio of Expenses to Average Net Assets	0.78%(e)	0.78%	0.78%	0.83%	1.02%	0.84%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	0.79%	0.81%	0.81%
Ratio of Net Investment Income to Average Net Assets	5.74%(e)	5.16%	5.15%	4.56%	3.79%	3.46%
Portfolio Turnover Rate	353.4%(e)	302.6%	259.1%	274.5%	202.1%(h)	150.5%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes interest expense paid on borrowings through reverse repurchase agreements.

(g)	Excludes expense reimbursement from Manager and/or Underwriter.

(h)	Portfolio turnover rate excludes approximately $213,484,000 of securities from the acquisition of Principal Bond Fund, Inc.

See accompanying notes.

550

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008(b)

CORE PLUS BOND FUND I

Institutional shares

Net Asset Value, Beginning of Period	$ 9.95	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.17	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.47	(0.06)

Total From Investment Operations	0.64	(0.05)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)	–
Distributions from Realized Gains	(0.04)	–

Total Dividends and Distributions	(0.12)	–

Net Asset Value, End of Period	$ 10.47	$ 9.95

Total Return	6.44%(d)	(0.50)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,033,223	$ 58,587
Ratio of Expenses to Average Net Assets(e)	0.61%(f)	0.65%(f)
Ratio of Net Investment Income to Average Net Assets	3.39%(f)	0.63%(f)
Portfolio Turnover Rate	427.4%(f)	551.3%(f)

	2009(a)	2008(b)

CORE PLUS BOND FUND I

R-1 shares

Net Asset Value, Beginning of Period	$ 9.94	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.15	–
Net Realized and Unrealized Gain (Loss) on Investments	0.46	(0.06)

Total From Investment Operations	0.61	(0.06)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	–
Distributions from Realized Gains	(0.04)	–

Total Dividends and Distributions	(0.11)	–

Net Asset Value, End of Period	$ 10.44	$ 9.94

Total Return	6.10%(d)	(0.60)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 776	$ 15
Ratio of Expenses to Average Net Assets(e)	1.48%(f)	1.53%(f)
Ratio of Net Investment Income to Average Net Assets	2.94%(f)	(0.32)%(f)
Portfolio Turnover Rate	427.4%(f)	551.3%(f)

	2009(a)	2008(b)

CORE PLUS BOND FUND I

R-2 shares

Net Asset Value, Beginning of Period	$ 9.94	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.16	–
Net Realized and Unrealized Gain (Loss) on Investments	0.45	(0.06)

Total From Investment Operations	0.61	(0.06)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	–
Distributions from Realized Gains	(0.04)	–

Total Dividends and Distributions	(0.11)	–

Net Asset Value, End of Period	$ 10.44	$ 9.94

Total Return	6.15%(d)	(0.60)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,392	$ 15
Ratio of Expenses to Average Net Assets(e)	1.35%(f)	1.40%(f)
Ratio of Net Investment Income to Average Net Assets	3.06%(f)	(0.16)%(f)
Portfolio Turnover Rate	427.4%(f)	551.3%(f)

See accompanying notes.

551

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.
	(unaudited)

	2009(a)	2008(b)

CORE PLUS BOND FUND I

R-3 shares

Net Asset Value, Beginning of Period	$ 9.94	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.16	–
Net Realized and Unrealized Gain (Loss) on Investments	0.46	(0.06)

Total From Investment Operations	0.62	(0.06)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	–
Distributions from Realized Gains	(0.04)	–

Total Dividends and Distributions	(0.11)	–

Net Asset Value, End of Period	$ 10.45	$ 9.94

Total Return	6.24%(d)	(0.60)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,767	$ 15
Ratio of Expenses to Average Net Assets(e)	1.17%(f)	1.22%(f)
Ratio of Net Investment Income to Average Net Assets	3.07%(f)	0.00%(f)
Portfolio Turnover Rate	427.4%(f)	551.3%(f)

	2009(a)	2008(b)

CORE PLUS BOND FUND I

R-4 shares

Net Asset Value, Beginning of Period	$ 9.94	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.15	–
Net Realized and Unrealized Gain (Loss) on Investments	0.50	(0.06)

Total From Investment Operations	0.65	(0.06)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	–
Distributions from Realized Gains	(0.04)	–

Total Dividends and Distributions	(0.11)	–

Net Asset Value, End of Period	$ 10.48	$ 9.94

Total Return	6.54%(d)	(0.60)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,299	$ 15
Ratio of Expenses to Average Net Assets(e)	0.98%(f)	1.03%(f)
Ratio of Net Investment Income to Average Net Assets	2.87%(f)	0.16%(f)
Portfolio Turnover Rate	427.4%(f)	551.3%(f)

	2009(a)	2008(b)

CORE PLUS BOND FUND I

R-5 shares

Net Asset Value, Beginning of Period	$ 9.94	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.16	–
Net Realized and Unrealized Gain (Loss) on Investments	0.49	(0.06)

Total From Investment Operations	0.65	(0.06)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)	–
Distributions from Realized Gains	(0.04)	–

Total Dividends and Distributions	(0.12)	–

Net Asset Value, End of Period	$ 10.47	$ 9.94

Total Return	6.48%(d)	(0.60)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,605	$ 15
Ratio of Expenses to Average Net Assets(e)	0.86%(f)	0.91%(f)
Ratio of Net Investment Income to Average Net Assets	3.01%(f)	0.32%(f)
Portfolio Turnover Rate	427.4%(f)	551.3%(f)

(a)	Six months ended April 30, 2009.

(b)	Period from September 30, 2008, date operations commenced, through October 31, 2008.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager's contractual expense limit.

(f)	Computed on an annualized basis.

See accompanying notes.

552

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

DISCIPLINED LARGECAP BLEND FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 9.95	$ 17.85	$ 16.11	$ 14.37	$ 12.95	$ 12.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.09	0.20	0.18	0.19	0.18	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(0.94)	(6.00)	2.13	1.88	1.37	1.10

Total From Investment Operations	(0.85)	(5.80)	2.31	2.07	1.55	1.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.20)	(0.18)	(0.19)	(0.13)	(0.07)	(0.11)
Distributions from Realized Gains	–	(1.92)	(0.38)	(0.20)	(0.06)	(0.27)

Total Dividends and Distributions	(0.20)	(2.10)	(0.57)	(0.33)	(0.13)	(0.38)

Net Asset Value, End of Period	$ 8.90	$ 9.95	$ 17.85	$ 16.11	$ 14.37	$ 12.95

Total Return	(8.59)%(c)	(36.65)%	14.70%	14.61%	12.07%	10.22%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,678,630	$ 1,763,971	$ 3,160,022	$ 974,790	$ 523,512	$ 247,979
Ratio of Expenses to Average Net Assets	0.58%(d)	0.57%	0.57%	0.59%	0.60%	0.60%
Ratio of Net Investment Income to Average Net Assets	2.21%(d)	1.43%	1.08%	1.27%	1.25%	0.89%
Portfolio Turnover Rate	130.0%(d)	121.7%	101.4%(e)	92.4%	86.7%(f)	106.2%

	2009(a)	2008	2007	2006	2005

DISCIPLINED LARGECAP BLEND FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 9.85	$ 17.70	$ 15.97	$ 14.24	$ 12.95
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06	0.07	0.04	0.02	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(0.94)	(5.95)	2.11	1.91	1.34

Total From Investment Operations	(0.88)	(5.88)	2.15	1.93	1.41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.05)	(0.04)	–	(0.06)
Distributions from Realized Gains	–	(1.92)	(0.38)	(0.20)	(0.06)

Total Dividends and Distributions	(0.09)	(1.97)	(0.42)	(0.20)	(0.12)

Net Asset Value, End of Period	$ 8.88	$ 9.85	$ 17.70	$ 15.97	$ 14.24

Total Return	(8.95)%(c)	(37.23)%	13.73%	13.68%	10.97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,093	$ 1,148	$ 1,447	$ 1,244	$ 12
Ratio of Expenses to Average Net Assets	1.46%(d)	1.45%	1.45%	1.47%	1.48%
Ratio of Net Investment Income to Average Net Assets	1.32%(d)	0.54%	0.26%	0.11%	0.48%
Portfolio Turnover Rate	130.0%(d)	121.7%	101.4%(e)	92.4%	86.7%(f)

	2009(a)	2008	2007	2006	2005	2004

DISCIPLINED LARGECAP BLEND FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 9.80	$ 17.61	$ 15.90	$ 14.18	$ 12.87	$ 12.05
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06	0.09	0.06	0.08	0.04	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.94)	(5.91)	2.10	1.86	1.40	1.08

Total From Investment Operations	(0.88)	(5.82)	2.16	1.94	1.44	1.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.07)	(0.07)	(0.02)	(0.07)	(0.02)
Distributions from Realized Gains	–	(1.92)	(0.38)	(0.20)	(0.06)	(0.27)

Total Dividends and Distributions	(0.10)	(1.99)	(0.45)	(0.22)	(0.13)	(0.29)

Net Asset Value, End of Period	$ 8.82	$ 9.80	$ 17.61	$ 15.90	$ 14.18	$ 12.87

Total Return	(8.96)%(c)	(37.11)%	13.83%	13.80%	11.21%	9.37%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,632	$ 1,668	$ 2,641	$ 1,937	$ 253	$ 10
Ratio of Expenses to Average Net Assets	1.33%(d)	1.32%	1.32%	1.34%	1.35%	1.35%
Ratio of Net Investment Income to Average Net Assets	1.45%(d)	0.67%	0.39%	0.51%	0.31%	0.26%
Portfolio Turnover Rate	130.0%(d)	121.7%	101.4%(e)	92.4%	86.7%(f)	106.2%

See accompanying notes.

553

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

DISCIPLINED LARGECAP BLEND FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 9.84	$ 17.68	$ 15.96	$ 14.23	$ 12.89	$ 12.07
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07	0.12	0.09	0.09	0.08	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.94)	(5.95)	2.10	1.88	1.39	1.07

Total From Investment Operations	(0.87)	(5.83)	2.19	1.97	1.47	1.13
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.09)	(0.09)	(0.04)	(0.07)	(0.04)
Distributions from Realized Gains	–	(1.92)	(0.38)	(0.20)	(0.06)	(0.27)

Total Dividends and Distributions	(0.13)	(2.01)	(0.47)	(0.24)	(0.13)	(0.31)

Net Asset Value, End of Period	$ 8.84	$ 9.84	$ 17.68	$ 15.96	$ 14.23	$ 12.89

Total Return	(8.83)%(c)	(37.03)%	14.04%	14.03%	11.44%	9.55%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,129	$ 6,630	$ 10,524	$ 5,740	$ 34	$ 9
Ratio of Expenses to Average Net Assets	1.15%(d)	1.14%	1.14%	1.16%	1.17%	1.17%
Ratio of Net Investment Income to Average Net Assets	1.63%(d)	0.86%	0.56%	0.58%	0.59%	0.44%
Portfolio Turnover Rate	130.0%(d)	121.7%	101.4%(e)	92.4%	86.7%(f)	106.2%

	2009(a)	2008	2007	2006	2005	2004

DISCIPLINED LARGECAP BLEND FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 9.88	$ 17.74	$ 16.01	$ 14.28	$ 12.91	$ 12.08
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.08	0.14	0.13	0.11	0.09	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(0.94)	(5.96)	2.10	1.89	1.41	1.09

Total From Investment Operations	(0.86)	(5.82)	2.23	2.00	1.50	1.17
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)	(0.12)	(0.12)	(0.07)	(0.07)	(0.07)
Distributions from Realized Gains	–	(1.92)	(0.38)	(0.20)	(0.06)	(0.27)

Total Dividends and Distributions	(0.15)	(2.04)	(0.50)	(0.27)	(0.13)	(0.34)

Net Asset Value, End of Period	$ 8.87	$ 9.88	$ 17.74	$ 16.01	$ 14.28	$ 12.91

Total Return	(8.77)%(c)	(36.89)%	14.28%	14.20%	11.68%	9.83%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,056	$ 3,006	$ 5,304	$ 5,195	$ 183	$ 9
Ratio of Expenses to Average Net Assets	0.96%(d)	0.95%	0.95%	0.97%	0.98%	0.98%
Ratio of Net Investment Income to Average Net Assets	1.81%(d)	1.05%	0.77%	0.76%	0.66%	0.63%
Portfolio Turnover Rate	130.0%(d)	121.7%	101.4%(e)	92.4%	86.7%(f)	106.2%

	2009(a)	2008	2007	2006	2005	2004

DISCIPLINED LARGECAP BLEND FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 9.91	$ 17.78	$ 16.05	$ 14.31	$ 12.93	$ 12.10
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.08	0.16	0.15	0.13	0.15	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.94)	(5.97)	2.11	1.90	1.36	1.09

Total From Investment Operations	(0.86)	(5.81)	2.26	2.03	1.51	1.18
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.14)	(0.15)	(0.09)	(0.07)	(0.08)
Distributions from Realized Gains	–	(1.92)	(0.38)	(0.20)	(0.06)	(0.27)

Total Dividends and Distributions	(0.17)	(2.06)	(0.53)	(0.29)	(0.13)	(0.35)

Net Asset Value, End of Period	$ 8.88	$ 9.91	$ 17.78	$ 16.05	$ 14.31	$ 12.93

Total Return	(8.75)%(c)	(36.79)%	14.39%	14.37%	11.75%	9.94%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,280	$ 1,363	$ 1,925	$ 1,565	$ 20	$ 10
Ratio of Expenses to Average Net Assets	0.84%(d)	0.83%	0.83%	0.85%	0.86%	0.86%
Ratio of Net Investment Income to Average Net Assets	1.94%(d)	1.16%	0.88%	0.88%	1.09%	0.75%
Portfolio Turnover Rate	130.0%(d)	121.7%	101.4%(e)	92.4%	86.7%(f)	106.2%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth & Income Fund.

(f)	Portfolio turnover rate excludes approximately $102,898,000 of securities from the acquisition of Principal Balanced Fund, Inc.

See accompanying notes.

554

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

DIVERSIFIED INTERNATIONAL FUND

Class J shares

Net Asset Value, Beginning of Period	$ 7.37	$ 17.16	$ 14.21	$ 11.32	$ 9.27	$ 7.98
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.16	0.11	0.09	0.06	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.52)	(7.90)	4.22	3.26	2.24	1.26

Total From Investment Operations	(0.47)	(7.74)	4.33	3.35	2.30	1.29
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)	(0.08)	(0.11)	–	(0.04)	–
Distributions from Realized Gains	–	(1.97)	(1.27)	(0.46)	(0.21)	–

Total Dividends and Distributions	(0.15)	(2.05)	(1.38)	(0.46)	(0.25)	–

Net Asset Value, End of Period	$ 6.75	$ 7.37	$ 17.16	$ 14.21	$ 11.32	$ 9.27

Total Return(c)	(6.48)%(d)	(50.57)%	33.05%	30.50%	25.24%	16.17%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 132,995	$ 145,271	$ 307,754	$ 192,920	$ 105,345	$ 63,380
Ratio of Expenses to Average Net Assets	1.63%(e)	1.50%	1.52%	1.59%	1.69%	1.78%
Ratio of Gross Expenses to Average Net Assets(f)	1.68%(e)	–	–	–	–	1.79%(g)
Ratio of Net Investment Income to Average Net Assets	1.57%(e)	1.29%	0.72%	0.69%	0.61%	0.37%
Portfolio Turnover Rate	107.9%(e)	101.5%	111.3%(h)	107.5%	202.7%(i)	160.2%(j)

	2009(a)	2008	2007	2006	2005	2004

DIVERSIFIED INTERNATIONAL FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 7.44	$ 17.34	$ 14.36	$ 11 .45	$ 9.32	$ 8.01
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07	0.23	0.23	0.18	0.14	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(0.50)	(7.98)	4.23	3.28	2.25	1.26

Total From Investment Operations	(0.43)	(7.75)	4.46	3.46	2.39	1.37
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.22)	(0.18)	(0.21)	(0.09)	(0.05)	(0.06)
Distributions from Realized Gains	–	(1.97)	(1.27)	(0.46)	(0.21)	–

Total Dividends and Distributions	(0.22)	(2.15)	(1.48)	(0.55)	(0.26)	(0.06)

Net Asset Value, End of Period	$ 6.79	$ 7.44	$ 17.34	$ 14 .36	$ 11.45	$ 9.32

Total Return	(6.01)%(d)	(50.36)%	33.87%	31.29%	26.07%	17.24%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 611,751	$ 621,394	$ 1,188,878	$ 44,939	$ 31,357	$ 15,831
Ratio of Expenses to Average Net Assets	0.96%(e)	0.93%	0.90%	0.90%	0.90%	0.89%
Ratio of Gross Expenses to Average Net Assets	0.97%(e),(k)	–	–	–	–	0.90%(g)
Ratio of Net Investment Income to Average Net Assets	2.26%(e)	1.87%	1.56%	1.35%	1.37%	1.23%
Portfolio Turnover Rate	107.9%(e)	101.5%	111.3%(h)	107.5%	202.7%(i)	160.2%(j)

	2009(a)	2008	2007	2006	2005

DIVERSIFIED INTERNATIONAL FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 7.38	$ 17.20	$ 14.24	$ 11.37	$ 9.36
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.12	0.07	0.08	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.52)	(7.93)	4.24	3.25	2.20

Total From Investment Operations	(0.47)	(7.81)	4.31	3.33	2.26
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.04)	(0.08)	–	(0.04)
Distributions from Realized Gains	–	(1.97)	(1.27)	(0.46)	(0.21)

Total Dividends and Distributions	(0.13)	(2.01)	(1.35)	(0.46)	(0.25)

Net Asset Value, End of Period	$ 6.78	$ 7.38	$ 17.20	$ 14.24	$ 11.37

Total Return	(6.49)%(d)	(50.78)%	32.77%	30.17%	24.56%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,764	$ 6,336	$ 10,716	$ 3,787	$ 319
Ratio of Expenses to Average Net Assets	1.85%(e)	1.81%	1.78%	1.77%	1.78%
Ratio of Net Investment Income to Average Net Assets	1.42%(e)	0.99%	0.44%	0.62%	0.51%
Portfolio Turnover Rate	107.9%(e)	101.5%	111.3%(h)	107.5%	202.7%(i)

See accompanying notes.

555

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

DIVERSIFIED INTERNATIONAL FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 7.34	$ 17.12	$ 14.18	$ 11.30	$ 9.25	$ 7.96
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.14	0.09	0.09	0.07	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(0.51)	(7.89)	4.22	3.25	2.23	1.24

Total From Investment Operations	(0.46)	(7.75)	4.31	3.34	2.30	1.29
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.06)	(0.10)	–	(0.04)	–
Distributions from Realized Gains	–	(1.97)	(1.27)	(0.46)	(0.21)	–

Total Dividends and Distributions	(0.13)	(2.03)	(1.37)	(0.46)	(0.25)	–

Net Asset Value, End of Period	$ 6.75	$ 7.34	$ 17.12	$ 14.18	$ 11.30	$ 9.25

Total Return	(6.41)%(d)	(50.70)%	32.96%	30.46%	25.31%	16.23%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 16,832	$ 18,080	$ 38,204	$ 22,784	$ 9,270	$ 5,573
Ratio of Expenses to Average Net Assets	1.72%(e)	1.68%	1.65%	1.64%	1.65%	1.64%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.65%(g)
Ratio of Net Investment Income to Average Net Assets	1.48%(e)	1.13%	0.59%	0.67%	0.64%	0.53%
Portfolio Turnover Rate	107.9%(e)	101.5%	111.3%(h)	107.5%	202.7%(i)	160.2%(j)

	2009(a)	2008	2007	2006	2005	2004

DIVERSIFIED INTERNATIONAL FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 7.40	$ 17.24	$ 14.27	$ 11.38	$ 9.31	$ 8.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06	0.16	0.12	0.12	0.08	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.52)	(7.94)	4.25	3.25	2.25	1.27

Total From Investment Operations	(0.46)	(7.78)	4.37	3.37	2.33	1.33
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)	(0.09)	(0.13)	(0.02)	(0.05)	(0.02)
Distributions from Realized Gains	–	(1.97)	(1.27)	(0.46)	(0.21)	–

Total Dividends and Distributions	(0.15)	(2.06)	(1.40)	(0.48)	(0.26)	(0.02)

Net Asset Value, End of Period	$ 6.79	$ 7.40	$ 17.24	$ 14.27	$ 11.38	$ 9.31

Total Return	(6.30)%(d)	(50.61)%	33.21%	30.56%	25.38%	16.59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 54,365	$ 57,078	$ 99,441	$ 44,461	$ 13,847	$ 8,156
Ratio of Expenses to Average Net Assets	1.54%(e)	1.50%	1.47%	1.46%	1.47%	1.46%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.47%(g)
Ratio of Net Investment Income to Average Net Assets	1.69%(e)	1.31%	0.78%	0.88%	0.79%	0.73%
Portfolio Turnover Rate	107.9%(e)	101.5%	111.3%(h)	107.5%	202.7%(i)	160.2%(j)

	2009(a)	2008	2007	2006	2005	2004

DIVERSIFIED INTERNATIONAL FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 7.51	$ 17.47	$ 14.46	$ 11.52	$ 9.43	$ 8.08
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06	0.19	0.15	0.15	0.11	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.52)	(8.06)	4.28	3.29	2.24	1.29

Total From Investment Operations	(0.46)	(7.87)	4.43	3.44	2.35	1.38
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.12)	(0.15)	(0.04)	(0.05)	(0.03)
Distributions from Realized Gains	–	(1.97)	(1.27)	(0.46)	(0.21)	–

Total Dividends and Distributions	(0.18)	(2.09)	(1.42)	(0.50)	(0.26)	(0.03)

Net Asset Value, End of Period	$ 6.87	$ 7.51	$ 17.47	$ 14.46	$ 11.52	$ 9.43

Total Return	(6.23)%(d)	(50.53)%	33.30%	30.87%	25.28%	17.14%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 40,623	$ 36,959	$ 42,258	$ 16,510	$ 772	$ 1,431
Ratio of Expenses to Average Net Assets	1.35%(e)	1.31%	1.28%	1.27%	1.28%	1.28%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.28%(g)
Ratio of Net Investment Income to Average Net Assets	1.87%(e)	1.57%	1.00%	1.11%	1.06%	1.03%
Portfolio Turnover Rate	107.9%(e)	101.5%	111.3%(h)	107.5%	202.7%(i)	160.2%(j)

See accompanying notes.

556

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

DIVERSIFIED INTERNATIONAL FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 7.44	$ 17.32	$ 14.34	$ 11 .43	$ 9.32	$ 8.01
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07	0.20	0.16	0.15	0.12	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.52)	(7.97)	4.26	3.28	2.25	1.26

Total From Investment Operations	(0.45)	(7.77)	4.42	3.43	2.37	1.35
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)	(0.14)	(0.17)	(0.06)	(0.05)	(0.04)
Distributions from Realized Gains	–	(1.97)	(1.27)	(0.46)	(0.21)	–

Total Dividends and Distributions	(0.19)	(2.11)	(1.44)	(0.52)	(0.26)	(0.04)

Net Asset Value, End of Period	$ 6.80	$ 7.44	$ 17.32	$ 14 .34	$ 11.43	$ 9.32

Total Return	(6.25)%(d)	(50.43)%	33.54%	31.00%	25.82%	16.93%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 60,688	$ 59,805	$ 135,368	$ 53,609	$ 20,799	$ 10,120
Ratio of Expenses to Average Net Assets	1.23%(e)	1.19%	1.16%	1.15%	1.16%	1.15%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.16%(g)
Ratio of Net Investment Income to Average Net Assets	2.02%(e)	1.57%	1.05%	1.12%	1.12%	0.99%
Portfolio Turnover Rate	107.9%(e)	101.5%	111.3%(h)	107.5%	202.7%(i)	160.2%(j)

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

(g)	Expense ratio without commission rebates.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM International Growth Fund.

(i)	Portfolio turnover rate excludes approximately $279,644,000 of securities from the acquisition of Principal International Fund, Inc. and Principal International

SmallCap Fund, Inc. and $19,133,000 from portfolio realignment.

(j)	Portfolio turnover rate excludes approximately $7,549,000 from portfolio realignment from the acquisition of International SmallCap Fund.

(k)	Excludes expense reimbursement from Manager.

See accompanying notes.

557

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

EQUITY INCOME FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 13.82	$ 23.82	$ 22.43	$ 20.07	$ 17.79	$ 15.45
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.25	0.48	0.44	0.40	0.48	0.35
Net Realized and Unrealized Gain (Loss) on
Investments	(1.37)	(7.98)	2.55	3.00	2.24	2.33

Total From Investment Operations	(1.12)	(7.50)	2.99	3.40	2.72	2.68
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.26)	(0.46)	(0.40)	(0.41)	(0.44)	(0.34)
Distributions from Realized Gains	–	(2.04)	(1.20)	(0.63)	–	–

Total Dividends and Distributions	(0.26)	(2.50)	(1.60)	(1.04)	(0.44)	(0.34)

Net Asset Value, End of Period	$ 12.44	$ 13.82	$ 23.82	$ 22.43	$ 20.07	$ 17.79

Total Return	(8.05)%(c)	(34.79)%	13.99%	17.53%	15.39%	17.51%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 987,011	$ 1,132,181	$ 2,016,738	$ 1,686,604	$ 1,294,804	$ 908,925
Ratio of Expenses to Average Net Assets	0.53%(d)	0.52%	0.52%	0.55%	0.58%	0.59%
Ratio of Gross Expenses to Average Net Assets(e)	0.53%(d)	–	–	0.55%	0.58%	0.59%
Ratio of Net Investment Income to Average Net Assets	4.14%(d)	2.56%	1.93%	1.88%	2.45%	2.06%
Portfolio Turnover Rate	38.6%(d)	75.8%	85.6%(f)	81.0%	32.0%	20.0%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without reimbursement from custodian.

(f)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Fund and WM Equity Income Fund.

See accompanying notes.

558

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

2009(a)

GLOBAL DIVERSIFIED INCOME FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.26
Net Realized and Unrealized Gain (Loss) on Investments	0.34

Total From Investment Operations	0.60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.26)

Total Dividends and Distributions	(0.26)

Net Asset Value, End of Period	$ 10.34

Total Return	6.25%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 55,908
Ratio of Expenses to Average Net Assets(d)	0.90%(e)
Ratio of Net Investment Income to Average Net Assets	7.32%(e)
Portfolio Turnover Rate	107.6%(e)

(a)	Period from December 15, 2008, date operations commenced, through April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Reflects Manager's contractual expense limit.

(e)	Computed on an annualized basis.

See accompanying notes.

559

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007(b)

GLOBAL REAL ESTATE SECURITIES FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 5.03	$ 10.08	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.11	0.19	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.70)	(5.06)	0.07

Total From Investment Operations	(0.59)	(4.87)	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.18)	–

Total Dividends and Distributions	(0.17)	(0.18)	–

Net Asset Value, End of Period	$ 4.27	$ 5.03	$ 10.08

Total Return	(11.53)%(d)	(48.97)%	0.80%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 854	$ 1,006	$ 2,016
Ratio of Expenses to Average Net Assets(e)	0.95%(f)	0.95%	0.95%(f)
Ratio of Net Investment Income to Average Net Assets	5.41%(f)	2.45%	1.75%(f)
Portfolio Turnover Rate	99.2%(f)	100.9%	86.7%(f)

(a)	Six months ended April 30, 2009.

(b)	Period from October 1, 2007, date operations commenced, through October 31, 2007.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager's contractual expense limit.

(f)	Computed on an annualized basis.

See accompanying notes.

560

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

Class J shares

Net Asset Value, Beginning of Period	$ 8.64	$ 10.72	$ 10.79	$ 10.59	$ 10.68	$ 10.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.17	0.44	0.46	0.42	0.33	0.28
Net Realized and Unrealized Gain (Loss) on Investments	(0.76)	(2.07)	(0.16)	0.04	(0.25)	0.18

Total From Investment Operations	(0.59)	(1.63)	0.30	0.46	0.08	0.46
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.64)	(0.45)	(0.37)	(0.25)	(0.11)	(0.29)
Distributions from Realized Gains	–	–	–	(0.01)	(0.06)	(0.08)

Total Dividends and Distributions	(0.64)	(0.45)	(0.37)	(0.26)	(0.17)	(0.37)

Net Asset Value, End of Period	$ 7.41	$ 8.64	$ 10.72	$ 10.79	$ 10.59	$ 10.68

Total Return(c)	(7.02)%(d)	(15.89)%	2.85%	4.46%	0.80%	4.42%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 23,485	$ 26,729	$ 34,054	$ 36,023	$ 36,958	$ 21,841
Ratio of Expenses to Average Net Assets	1.18%(e)	1.08%	1.13%	1.35%	1.35%	1.30%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	1.18%	1.08%	1.26%
Ratio of Gross Expenses to Average Net Assets(g)	1.23%(e)	–	–	1.49%	1.52%	1.30%
Ratio of Net Investment Income to Average Net Assets	4.40%(e)	4.36%	4.38%	4.01%	3.08%	2.69%
Portfolio Turnover Rate	355.2%(e)	308.8%	257.3%	268.6%	177.4%(h)	152.5%

	2009(a)	2008	2007	2006	2005	2004

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 8.70	$ 10.80	$ 10.86	$ 10.66	$ 10.71	$ 10.64
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.20	0.50	0.55	0.50	0.41	0.38
Net Realized and Unrealized Gain (Loss) on Investments	(0.76)	(2.08)	(0.17)	0.03	(0.26)	0.16

Total From Investment Operations	(0.56)	(1.58)	0.38	0.53	0.15	0.54
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.70)	(0.52)	(0.44)	(0.32)	(0.14)	(0.39)
Distributions from Realized Gains	–	–	–	(0.01)	(0.06)	(0.08)

Total Dividends and Distributions	(0.70)	(0.52)	(0.44)	(0.33)	(0.20)	(0.47)

Net Asset Value, End of Period	$ 7.44	$ 8.70	$ 10.80	$ 10.86	$ 10.66	$ 10.71

Total Return	(6.63)%(d)	(15.34)%	3.63%	5.12%	1.46%	5.23%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15,674	$ 34,727	$ 29,755	$ 13,377	$ 2,494	$ 10
Ratio of Expenses to Average Net Assets	0.45%(e)	0.43%	0.40%	0.65%	0.72%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	0.40%	0.40%	0.40%
Ratio of Gross Expenses to Average Net Assets(i)	0.62%(e)	–	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	5.26%(e)	5.02%	5.13%	4.76%	3.90%	3.56%
Portfolio Turnover Rate	355.2%(e)	308.8%	257.3%	268.6%	177.4%(h)	152.5%

	2009(a)	2008	2007	2006	2005

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 8.64	$ 10.74	$ 10.80	$ 10.60	$ 10.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.16	0.41	0.45	0.41	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(0.75)	(2.08)	(0.17)	0.03	(0.24)

Total From Investment Operations	(0.59)	(1.67)	0.28	0.44	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.63)	(0.43)	(0.34)	(0.23)	(0.11)
Distributions from Realized Gains	–	–	–	(0.01)	(0.06)

Total Dividends and Distributions	(0.63)	(0.43)	(0.34)	(0.24)	(0.17)

Net Asset Value, End of Period	$ 7.42	$ 8.64	$ 10.74	$ 10.80	$ 10.60

Total Return	(7.06)%(d)	(16.18)%	2.71%	4.20%	0.79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,374	$ 1,407	$ 1,283	$ 681	$ 102
Ratio of Expenses to Average Net Assets	1.34%(e)	1.31%	1.28%	1.54%	1.61%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	1.28%	1.28%
Ratio of Net Investment Income to Average Net Assets	4.22%(e)	4.12%	4.25%	3.88%	2.99%
Portfolio Turnover Rate	355.2%(e)	308.8%	257.3%	268.6%	177.4%(h)

See accompanying notes.

561

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 8.57	$ 10.64	$ 10.70	$ 10.51	$ 10.61	$ 10.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.17	0.44	0.46	0.41	0.32	0.29
Net Realized and Unrealized Gain (Loss) on Investments	(0.75)	(2.06)	(0.16)	0.03	(0.24)	0.18

Total From Investment Operations	(0.58)	(1.62)	0.30	0.44	0.08	0.47
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.64)	(0.45)	(0.36)	(0.24)	(0.12)	(0.32)
Distributions from Realized Gains	–	–	–	(0.01)	(0.06)	(0.08)

Total Dividends and Distributions	(0.64)	(0.45)	(0.36)	(0.25)	(0.18)	(0.40)

Net Asset Value, End of Period	$ 7.35	$ 8.57	$ 10.64	$ 10.70	$ 10.51	$ 10.61

Total Return	(7.02)%(d)	(15.93)%	2.88%	4.29%	0.74%	4.50%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,027	$ 3,630	$ 51,729	$ 4,737	$ 5,503	$ 1,921
Ratio of Expenses to Average Net Assets	1.21%(e)	1.18%	1.15%	1.46%	1.44%	1.19%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	1.15%	1.15%	1.15%
Ratio of Net Investment Income to Average Net Assets	4.38%(e)	4.28%	4.35%	3.91%	3.04%	2.78%
Portfolio Turnover Rate	355.2%(e)	308.8%	257.3%	268.6%	177.4%(h)	152.5%

	2009(a)	2008	2007	2006	2005	2004

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 8.59	$ 10.67	$ 10.73	$ 10.53	$ 10.62	$ 10.55
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.17	0.44	0.48	0.43	0.33	0.30
Net Realized and Unrealized Gain (Loss) on Investments	(0.75)	(2.06)	(0.16)	0.04	(0.24)	0.18

Total From Investment Operations	(0.58)	(1.62)	0.32	0.47	0.09	0.48
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.65)	(0.46)	(0.38)	(0.26)	(0.12)	(0.33)
Distributions from Realized Gains	–	–	–	(0.01)	(0.06)	(0.08)

Total Dividends and Distributions	(0.65)	(0.46)	(0.38)	(0.27)	(0.18)	(0.41)

Net Asset Value, End of Period	$ 7.36	$ 8.59	$ 10.67	$ 10.73	$ 10.53	$ 10.62

Total Return	(6.93)%(d)	(15.84)%	3.06%	4.57%	0.90%	4.68%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,126	$ 9,053	$ 9,052	$ 47,919	$ 39,642	$ 35,407
Ratio of Expenses to Average Net Assets	1.03%(e)	1.00%	0.97%	1.28%	1.23%	1.01%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	0.97%	0.97%	0.97%
Ratio of Net Investment Income to Average Net Assets	4.60%(e)	4.44%	4.55%	4.09%	3.15%	2.88%
Portfolio Turnover Rate	355.2%(e)	308.8%	257.3%	268.6%	177.4%(h)	152.5%

	2009(a)	2008	2007	2006	2005	2004

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 8.59	$ 10.68	$ 10.74	$ 10.54	$ 10.62	$ 10.55
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.18	0.46	0.50	0.45	0.37	0.33
Net Realized and Unrealized Gain (Loss) on Investments	(0.75)	(2.07)	(0.16)	0.04	(0.26)	0.17

Total From Investment Operations	(0.57)	(1.61)	0.34	0.49	0.11	0.50
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.67)	(0.48)	(0.40)	(0.28)	(0.13)	(0.35)
Distributions from Realized Gains	–	–	–	(0.01)	(0.06)	(0.08)

Total Dividends and Distributions	(0.67)	(0.48)	(0.40)	(0.29)	(0.19)	(0.43)

Net Asset Value, End of Period	$ 7.35	$ 8.59	$ 10.68	$ 10.74	$ 10.54	$ 10.62

Total Return	(6.86)%(d)	(15.75)%	3.26%	4.76%	1.06%	4.88%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,278	$ 2,401	$ 3,982	$ 1,748	$ 881	$ 12
Ratio of Expenses to Average Net Assets	0.84%(e)	0.81%	0.78%	1.06%	1.12%	0.81%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	0.78%	0.78%	0.78%
Ratio of Net Investment Income to Average Net Assets	4.69%(e)	4.62%	4.75%	4.32%	3.55%	3.18%
Portfolio Turnover Rate	355.2%(e)	308.8%	257.3%	268.6%	177.4%(h)	152.5%

See accompanying notes.

562

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 8.62	$ 10.70	$ 10.77	$ 10.57	$ 10.64	$ 10.57
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.19	0.47	0.51	0.46	0.37	0.34
Net Realized and Unrealized Gain (Loss) on Investments	(0.76)	(2.05)	(0.17)	0.05	(0.25)	0.18

Total From Investment Operations	(0.57)	(1.58)	0.34	0.51	0.12	0.52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.68)	(0.50)	(0.41)	(0.30)	(0.13)	(0.37)
Distributions from Realized Gains	–	–	–	(0.01)	(0.06)	(0.08)

Total Dividends and Distributions	(0.68)	(0.50)	(0.41)	(0.31)	(0.19)	(0.45)

Net Asset Value, End of Period	$ 7.37	$ 8.62	$ 10.70	$ 10.77	$ 10.57	$ 10.64

Total Return	(6.84)%(d)	(15.52)%	3.28%	4.89%	1.19%	4.99%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,268	$ 7,426	$ 45,071	$ 33,012	$ 25,333	$ 11,918
Ratio of Expenses to Average Net Assets	0.72%(e)	0.69%	0.66%	0.96%	0.92%	0.70%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	0.66%	0.66%	0.66%
Ratio of Net Investment Income to Average Net Assets	5.00%(e)	4.71%	4.87%	4.41%	3.48%	3.27%
Portfolio Turnover Rate	355.2%(e)	308.8%	257.3%	268.6%	177.4%(h)	152.5%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes interest expense paid on borrowings through reverse repurchase agreements.

(g)	Excludes expense reimbursement from Manager and/or Underwriter.

(h)	Portfolio turnover rate excludes approximately $15,223,000 of securities from the acquisition of High Quality Long-Term Bond Fund.

(i)	Excludes expense reimbursement from Manager.

See accompanying notes.

563

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

HIGH YIELD FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 6.10	$ 8.74	$ 8.78	$ 8.22	$ 8.27	$ 7.86
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.32(b)	0.62(b)	0.62(b)	0.64	0.58	0.60
Net Realized and Unrealized Gain (Loss) on Investments	0.44	(2.39)	0.21	0.55	(0.03)	0.44

Total From Investment Operations	0.76	(1.77)	0.83	1.19	0.55	1.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.33)	(0.63)	(0.69)	(0.63)	(0.60)	(0.63)
Distributions from Realized Gains	–	(0.24)	(0.18)	–	–	–

Total Dividends and Distributions	(0.33)	(0.87)	(0.87)	(0.63)	(0.60)	(0.63)

Net Asset Value, End of Period	$ 6.53	$ 6.10	$ 8.74	$ 8.78	$ 8.22	$ 8.27

Total Return	12.91%(c)	(22.14)%	9.94%	15.01%	6.91%	13.75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 739,575	$ 447,491	$ 681,304	$ 571	$ 588	$ 526
Ratio of Expenses to Average Net Assets	0.53%(d)	0.53%	0.53%	0.57%	0.59%	0.61%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	0.57%	0.59%	0.61%
Ratio of Net Investment Income to Average Net Assets	10.77%(d)	7.82%	7.07%	7.64%	7.09%	7.43%
Portfolio Turnover Rate	6.8%(d)	28.8%	47.4%	85.0%	94.0%	82.0%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without reimbursement from custodian.

See accompanying notes.

564

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.
	(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

HIGH YIELD FUND I

Institutional shares

Net Asset Value, Beginning of Period	$ 8.19	$ 10.61	$ 10.61	$ 10.24	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.40	0.79	0.75	0.73	0.54
Net Realized and Unrealized Gain (Loss) on Investments	0.73	(2.89)	(0.07)	0.09	(0.30)

Total From Investment Operations	1.13	(2.10)	0.68	0.82	0.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.76)	(0.32)	(0.68)	(0.45)	–

Total Dividends and Distributions	(0.76)	(0.32)	(0.68)	(0.45)	–

Net Asset Value, End of Period	$ 8.56	$ 8.19	$ 10.61	$ 10.61	$ 10.24

Total Return	15.81%(d)	(20.38)%	6.64%	8.27%	2.40%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 774,402	$ 662,079	$ 506,755	$ 95,691	$ 71,355
Ratio of Expenses to Average Net Assets	0.65%(e)	0.65%	0.65%	0.65%	0.65%(e)
Ratio of Net Investment Income to Average Net Assets	10.37%(e)	8.00%	7.18%	7.13%	6.29%(e)
Portfolio Turnover Rate	78.2%(e)	67.7%	69.0%	104.3%	93.2%(e)

(a)	Six months ended April 30, 2009.

(b)	Period from December 29, 2004, date operations commenced, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

See accompanying notes.

565

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

INCOME FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 7.85	$ 9.01	$ 9.11	$ 9.07	$ 9.48	$ 9.36
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.27(b)	0.51(b)	0.50(b)	0.51	0.49	0.50
Net Realized and Unrealized Gain (Loss) on Investments	0.46	(1.14)	(0.06)	0.05	(0.38)	0.16

Total From Investment Operations	0.73	(0.63)	0.44	0.56	0.11	0.66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.28)	(0.53)	(0.54)	(0.52)	(0.52)	(0.54)

Total Dividends and Distributions	(0.28)	(0.53)	(0.54)	(0.52)	(0.52)	(0.54)

Net Asset Value, End of Period	$ 8.30	$ 7.85	$ 9.01	$ 9.11	$ 9.07	$ 9.48

Total Return	9.45%(c)	(7.51)%	4.88%	6.41%	1.13%	7.18%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 719,665	$ 729,267	$ 960,941	$ 963,326	$ 903,915	$ 834,726
Ratio of Expenses to Average Net Assets	0.51%(d)	0.50%	0.51%	0.52%	0.54%	0.55%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	0.52%	0.54%	0.55%
Ratio of Net Investment Income to Average Net Assets	6.82%(d)	5.72%	5.51%	5.64%	5.20%	5.27%
Portfolio Turnover Rate	21.5%(d)	15.5%	15.2%	26.0%	20.0%	24.0%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without reimbursement from custodian.

See accompanying notes.

566

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.
	(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

INFLATION PROTECTION FUND

Class J shares

Net Asset Value, Beginning of Period	$ 7.08	$ 9.45	$ 9.60	$ 9.81	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.09)	0.46	0.38	0.53	0.46
Net Realized and Unrealized Gain (Loss) on Investments	(0.03)	(2.02)	(0.13)	(0.23)	(0.32)

Total From Investment Operations	(0.12)	(1.56)	0.25	0.30	0.14
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.69)	(0.40)	(0.50)	(0.33)
Distributions from Realized Gains	–	–	–	(0.01)	–
Tax Return of Capital Distribution	–	(0.12)	–	–	–

Total Dividends and Distributions	–	(0.81)	(0.40)	(0.51)	(0.33)

Net Asset Value, End of Period	$ 6.96	$ 7.08	$ 9.45	$ 9.60	$ 9.81

Total Return(d)	(1.66)%(e)	(18.05)%	2.64%	3.08%	1.38%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,468	$ 7,961	$ 6,004	$ 5,650	$ 3,728
Ratio of Expenses to Average Net Assets	1.15%(f)	1.15%	1.15%	1.21%	1.35%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(g)	N/A	N/A	N/A	1.21%	0.33%
Ratio of Gross Expenses to Average Net Assets(h)	1.51%(f)	–	–	2.81%	4.24%(f)
Ratio of Net Investment Income to Average Net Assets	(2.66)%(f)	5.30%	4.00%	5.49%	5.46%(f)
Portfolio Turnover Rate	111.1%(f)	32.3%	88.2%	51.4%	45.5%(f)

	2009(a)	2008	2007	2006	2005(b)

INFLATION PROTECTION FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 7.08	$ 9.45	$ 9.57	$ 9.81	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.06)	0.53	0.51	0.50	0.45
Net Realized and Unrealized Gain (Loss) on Investments	(0.03)	(2.02)	(0.20)	(0.23)	(0.30)

Total From Investment Operations	(0.09)	(1.49)	0.31	0.27	0.15
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.75)	(0.43)	(0.50)	(0.34)
Distributions from Realized Gains	–	–	–	(0.01)	–
Tax Return of Capital Distribution	–	(0.13)	–	–	–

Total Dividends and Distributions	–	(0.88)	(0.43)	(0.51)	(0.34)

Net Asset Value, End of Period	$ 6.99	$ 7.08	$ 9.45	$ 9.57	$ 9.81

Total Return	(1.22)%(e)	(17.46)%	3.34%	2.77%	1.49%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 361,923	$ 388,931	$ 461,619	$ 110,930	$ 70,984
Ratio of Expenses to Average Net Assets	0.41%(f)	0.41%	0.40%	1.53%	1.36%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(g)	N/A	N/A	N/A	0.40%	0.40%
Ratio of Net Investment Income to Average Net Assets	(1.74)%(f)	5.95%	5.46%	5.22%	5.32%(f)
Portfolio Turnover Rate	111.1%(f)	32.3%	88.2%	51.4%	45.5%(f)

	2009(a)	2008	2007	2006	2005(b)

INFLATION PROTECTION FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 7.05	$ 9.42	$ 9.55	$ 9.79	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.12)	0.44	0.42	0.46	0.30
Net Realized and Unrealized Gain (Loss) on Investments	0.01	(2.01)	(0.19)	(0.26)	(0.23)

Total From Investment Operations	(0.11)	(1.57)	0.23	0.20	0.07
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.69)	(0.36)	(0.43)	(0.28)
Distributions from Realized Gains	–	–	–	(0.01)	–
Tax Return of Capital Distribution	–	(0.11)	–	–	–

Total Dividends and Distributions	–	(0.80)	(0.36)	(0.44)	(0.28)

Net Asset Value, End of Period	$ 6.94	$ 7.05	$ 9.42	$ 9.55	$ 9.79

Total Return	(1.52)%(e)	(18.21)%	2.42%	2.07%	0.70%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 340	$ 430	$ 87	$ 41	$ 11
Ratio of Expenses to Average Net Assets	1.29%(f)	1.29%	1.28%	2.47%	2.13%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(g)	N/A	N/A	N/A	1.28%	1.28%
Ratio of Net Investment Income to Average Net Assets	(3.39)%(f)	5.06%	4.47%	4.77%	3.53%(f)
Portfolio Turnover Rate	111.1%(f)	32.3%	88.2%	51.4%	45.5%(f)

See accompanying notes.

567

FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.
	(unaudited)

	2009(a)	2008	2007	2006	2005(b)

INFLATION PROTECTION FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 7.05	$ 9.42	$ 9.54	$ 9.79	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.08)	0.45	0.39	0.39	0.31
Net Realized and Unrealized Gain (Loss) on Investments	(0.04)	(2.01)	(0.14)	(0.19)	(0.23)

Total From Investment Operations	(0.12)	(1.56)	0.25	0.20	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.69)	(0.37)	(0.44)	(0.29)
Distributions from Realized Gains	–	–	–	(0.01)	–
Tax Return of Capital Distribution	–	(0.12)	–	–	–

Total Dividends and Distributions	–	(0.81)	(0.37)	(0.45)	(0.29)

Net Asset Value, End of Period	$ 6.93	$ 7.05	$ 9.42	$ 9.54	$ 9.79

Total Return	(1.66)%(e)	(18.11)%	2.65%	2.06%	0.79%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 552	$ 642	$ 625	$ 546	$ 12
Ratio of Expenses to Average Net Assets	1.16%(f)	1.16%	1.15%	2.28%	1.98%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(g)	N/A	N/A	N/A	1.15%	1.15%
Ratio of Net Investment Income to Average Net Assets	(2.41)%(f)	5.19%	4.09%	4.09%	3.73%(f)
Portfolio Turnover Rate	111.1%(f)	32.3%	88.2%	51.4%	45.5%(f)

	2009(a)	2008	2007	2006	2005(b)

INFLATION PROTECTION FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 7.06	$ 9.43	$ 9.55	$ 9.80	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.07)	0.47	0.41	0.42	0.34
Net Realized and Unrealized Gain (Loss) on Investments	(0.04)	(2.01)	(0.15)	(0.21)	(0.24)

Total From Investment Operations	(0.11)	(1.54)	0.26	0.21	0.10
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.70)	(0.38)	(0.45)	(0.30)
Distributions from Realized Gains	–	–	–	(0.01)	–
Tax Return of Capital Distribution	–	(0.13)	–	–	–

Total Dividends and Distributions	–	(0.83)	(0.38)	(0.46)	(0.30)

Net Asset Value, End of Period	$ 6.95	$ 7.06	$ 9.43	$ 9.55	$ 9.80

Total Return	(1.52)%(e)	(17.95)%	2.82%	2.19%	1.01%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 981	$ 904	$ 1,279	$ 781	$ 26
Ratio of Expenses to Average Net Assets	0.98%(f)	0.98%	0.97%	2.07%	1.90%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(g)	N/A	N/A	N/A	0.97%	0.97%
Ratio of Net Investment Income to Average Net Assets	(2.07)%(f)	5.38%	4.35%	4.37%	4.10%(f)
Portfolio Turnover Rate	111.1%(f)	32.3%	88.2%	51.4%	45.5%(f)

	2009(a)	2008	2007	2006	2005(b)

INFLATION PROTECTION FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 7.06	$ 9.43	$ 9.55	$ 9.80	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.06)	0.47	0.38	0.45	0.44
Net Realized and Unrealized Gain (Loss) on Investments	(0.04)	(1.99)	(0.10)	(0.23)	(0.32)

Total From Investment Operations	(0.10)	(1.52)	0.28	0.22	0.12
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.73)	(0.40)	(0.46)	(0.32)
Distributions from Realized Gains	–	–	–	(0.01)	–
Tax Return of Capital Distribution	–	(0.12)	–	–	–

Total Dividends and Distributions	–	(0.85)	(0.40)	(0.47)	(0.32)

Net Asset Value, End of Period	$ 6.96	$ 7.06	$ 9.43	$ 9.55	$ 9.80

Total Return	(1.37)%(e)	(17.80)%	3.00%	2.35%	1.14%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 442	$ 378	$ 271	$ 389	$ 76
Ratio of Expenses to Average Net Assets	0.79%(f)	0.79%	0.78%	1.95%	1.83%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(g)	N/A	N/A	N/A	0.78%	0.78%
Ratio of Net Investment Income to Average Net Assets	(1.82)%(f)	5.40%	4.02%	4.73%	5.26%(f)
Portfolio Turnover Rate	111.1%(f)	32.3%	88.2%	51.4%	45.5%(f)

See accompanying notes.

568

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.
	(unaudited)

	2009(a)	2008	2007	2006	2005(b)

INFLATION PROTECTION FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 7.07	$ 9.44	$ 9.56	$ 9.80	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.10)	0.51	0.45	0.47	0.31
Net Realized and Unrealized Gain (Loss) on Investments	–	(2.02)	(0.16)	(0.23)	(0.19)

Total From Investment Operations	(0.10)	(1.51)	0.29	0.24	0.12
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.72)	(0.41)	(0.47)	(0.32)
Distributions from Realized Gains	–	–	–	(0.01)	–
Tax Return of Capital Distribution	–	(0.14)	–	–	–

Total Dividends and Distributions	–	(0.86)	(0.41)	(0.48)	(0.32)

Net Asset Value, End of Period	$ 6.97	$ 7.07	$ 9.44	$ 9.56	$ 9.80

Total Return	(1.37)%(e)	(17.69)%	3.10%	2.55%	1.22%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 620	$ 638	$ 625	$ 120	$ 73
Ratio of Expenses to Average Net Assets	0.67%(f)	0.67%	0.66%	1.73%	1.69%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(g)	N/A	N/A	N/A	0.66%	0.66%
Ratio of Net Investment Income to Average Net Assets	(3.00)%(f)	5.75%	4.79%	4.92%	3.67%(f)
Portfolio Turnover Rate	111.1%(f)	32.3%	88.2%	51.4%	45.5%(f)

(a)	Six months ended April 30, 2009.

(b)	Period from December 29, 2004, date operations commenced, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Excludes interest expense paid on borrowings through reverse repurchase agreements.

(h)	Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

569

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

INTERNATIONAL EMERGING MARKETS FUND

Class J shares

Net Asset Value, Beginning of Period	$ 13.32	$ 38.42	$ 24.00	$ 18.95	$ 14.90	$ 12.82
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02	0.19	0.23	0.14	0.17	0.01
Net Realized and Unrealized Gain (Loss) on Investments	1.61	(19.52)	16.01	6.85	5.04	2.07

Total From Investment Operations	1.63	(19.33)	16.24	6.99	5.21	2.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	(0.08)	(0.07)	(0.01)	–	–
Distributions from Realized Gains	–	(5.69)	(1.75)	(1.93)	(1.16)	–

Total Dividends and Distributions	(0.07)	(5.77)	(1.82)	(1.94)	(1.16)	–

Net Asset Value, End of Period	$ 14.88	$ 13.32	$ 38.42	$ 24.00	$ 18.95	$ 14.90

Total Return(c)	12.31%(d)	(58.50)%	72.25%	39.45%	36.79%	16.26%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 125,412	$ 113,241	$ 307,022	$ 141,628	$ 68,971	$ 25,631
Ratio of Expenses to Average Net Assets	2.04%(e)	1.80%	1.80%	2.04%	2.22%	2.39%
Ratio of Gross Expenses to Average Net Assets(f)	2.09%(e)	–	–	–	–	2.40%(g)
Ratio of Net Investment Income to Average Net Assets	0.27%(e)	0.75%	0.82%	0.62%	1.00%	0.10%
Portfolio Turnover Rate	146.5%(e)	127.6%	141.6%	134.0%	181.2%(h)	146.9%

	2009(a)	2008	2007	2006	2005	2004

INTERNATIONAL EMERGING MARKETS FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 13.78	$ 39.56	$ 24.69	$ 19.46	$ 15.16	$ 13.06
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07	0.36	0.49	0.24	0.28	0.16
Net Realized and Unrealized Gain (Loss) on Investments	1.65	(20.17)	16.38	7.09	5.18	2.10

Total From Investment Operations	1.72	(19.81)	16.87	7.33	5.46	2.26
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)	(0.28)	(0.25)	(0.17)	–	(0.16)
Distributions from Realized Gains	–	(5.69)	(1.75)	(1.93)	(1.16)	–

Total Dividends and Distributions	(0.21)	(5.97)	(2.00)	(2.10)	(1.16)	(0.16)

Net Asset Value, End of Period	$ 15.29	$ 13.78	$ 39.56	$ 24.69	$ 19.46	$ 15.16

Total Return	12.68%(d)	(58.27)%	73.27%	40.45%	37.88%	17.46%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 587,654	$ 435,442	$ 802,809	$ 65,405	$ 1,507	$ 15
Ratio of Expenses to Average Net Assets	1.36%(e)	1.26%	1.19%	1.34%	1.35%	1.34%
Ratio of Gross Expenses to Average Net Assets	1.38%(e),(i)	–	–	–	–	1.35%(g)
Ratio of Net Investment Income to Average Net Assets	1.00%(e)	1.36%	1.62%	1.01%	1.47%	1.16%
Portfolio Turnover Rate	146.5%(e)	127.6%	141.6%	134.0%	181.2%(h)	146.9%

	2009(a)	2008	2007	2006	2005

INTERNATIONAL EMERGING MARKETS FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 13.60	$ 39.13	$ 24.43	$ 19.29	$ 15.22
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01	0.13	0.17	0.13	0.08
Net Realized and Unrealized Gain (Loss) on Investments	1.66	(19.97)	16.30	6.94	5.15

Total From Investment Operations	1.67	(19.84)	16.47	7.07	5.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)	–	(0.02)	–	–
Distributions from Realized Gains	–	(5.69)	(1.75)	(1.93)	(1.16)

Total Dividends and Distributions	(0.02)	(5.69)	(1.77)	(1.93)	(1.16)

Net Asset Value, End of Period	$ 15.25	$ 13.60	$ 39.13	$ 24.43	$ 19.29

Total Return	12.27%(d)	(58.65)%	71.79%	39.14%	36.15%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,690	$ 3,515	$ 7,171	$ 1,642	$ 79
Ratio of Expenses to Average Net Assets	2.25%(e)	2.14%	2.07%	2.22%	2.23%
Ratio of Net Investment Income to Average Net Assets	0.11%(e)	0.49%	0.58%	0.57%	0.43%
Portfolio Turnover Rate	146.5%(e)	127.6%	141.6%	134.0%	181.2%(h)

See accompanying notes.

570

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

INTERNATIONAL EMERGING MARKETS FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 13.50	$ 38.86	$ 24.28	$ 19.17	$ 15.05	$ 12.96
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01	0.15	0.21	0.12	0.21	0.06
Net Realized and Unrealized Gain (Loss) on Investments	1.65	(19.80)	16.17	6.94	5.07	2.09

Total From Investment Operations	1.66	(19.65)	16.38	7.06	5.28	2.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)	(0.02)	(0.05)	(0.02)	–	(0.06)
Distributions from Realized Gains	–	(5.69)	(1.75)	(1.93)	(1.16)	–

Total Dividends and Distributions	(0.03)	(5.71)	(1.80)	(1.95)	(1.16)	(0.06)

Net Asset Value, End of Period	$ 15.13	$ 13.50	$ 38.86	$ 24.28	$ 19.17	$ 15.05

Total Return	12.29%(d)	(58.58)%	71.97%	39.39%	36.90%	16.65%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,289	$ 6,741	$ 16,251	$ 3,981	$ 1,477	$ 1,928
Ratio of Expenses to Average Net Assets	2.12%(e)	2.01%	1.94%	2.09%	2.10%	2.09%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	2.10%(g)
Ratio of Net Investment Income to Average Net Assets	0.22%(e)	0.58%	0.73%	0.53%	1.21%	0.41%
Portfolio Turnover Rate	146.5%(e)	127.6%	141.6%	134.0%	181.2%(h)	146.9%

	2009(a)	2008	2007	2006	2005	2004

INTERNATIONAL EMERGING MARKETS FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 13.59	$ 39.10	$ 24.42	$ 19.27	$ 15.09	$ 13.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.03	0.20	0.27	0.17	0.24	0.08
Net Realized and Unrealized Gain (Loss) on Investments	1.65	(19.94)	16.26	6.97	5.10	2.09

Total From Investment Operations	1.68	(19.74)	16.53	7.14	5.34	2.17
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)	(0.08)	(0.10)	(0.06)	–	(0.08)
Distributions from Realized Gains	–	(5.69)	(1.75)	(1.93)	(1.16)	–

Total Dividends and Distributions	(0.08)	(5.77)	(1.85)	(1.99)	(1.16)	(0.08)

Net Asset Value, End of Period	$ 15.19	$ 13.59	$ 39.10	$ 24.42	$ 19.27	$ 15.09

Total Return	12.46%(d)	(58.53)%	72.28%	39.64%	37.21%	16.80%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 18,138	$ 15,136	$ 30,969	$ 6,949	$ 2,932	$ 3,143
Ratio of Expenses to Average Net Assets	1.94%(e)	1.83%	1.76%	1.91%	1.92%	1.91%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.92%(g)
Ratio of Net Investment Income to Average Net Assets	0.39%(e)	0.77%	0.91%	0.74%	1.40%	0.59%
Portfolio Turnover Rate	146.5%(e)	127.6%	141.6%	134.0%	181.2%(h)	146.9%

	2009(a)	2008	2007	2006	2005	2004

INTERNATIONAL EMERGING MARKETS FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 13.72	$ 39.42	$ 24.61	$ 19.39	$ 15.16	$ 13.05
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04	0.27	0.35	0.20	0.28	0.11
Net Realized and Unrealized Gain (Loss) on Investments	1.67	(20.13)	16.36	7.05	5.11	2.11

Total From Investment Operations	1.71	(19.86)	16.71	7.25	5.39	2.22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)	(0.15)	(0.15)	(0.10)	–	(0.11)
Distributions from Realized Gains	–	(5.69)	(1.75)	(1.93)	(1.16)	–

Total Dividends and Distributions	(0.14)	(5.84)	(1.90)	(2.03)	(1.16)	(0.11)

Net Asset Value, End of Period	$ 15.29	$ 13.72	$ 39.42	$ 24.61	$ 19.39	$ 15.16

Total Return	12.55%(d)	(58.44)%	72.54%	40.03%	37.39%	17.11%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14,519	$ 11,432	$ 16,936	$ 2,150	$ 1,061	$ 1,896
Ratio of Expenses to Average Net Assets	1.75%(e)	1.64%	1.57%	1.72%	1.73%	1.72%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.73%(g)
Ratio of Net Investment Income to Average Net Assets	0.60%(e)	1.04%	1.14%	0.90%	1.61%	0.78%
Portfolio Turnover Rate	146.5%(e)	127.6%	141.6%	134.0%	181.2%(h)	146.9%

See accompanying notes.

571

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

INTERNATIONAL EMERGING MARKETS FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 13.75	$ 39.49	$ 24.65	$ 19.43	$ 15.17	$ 13.07
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.27	0.36	0.24	0.28	0.13
Net Realized and Unrealized Gain (Loss) on Investments	1.66	(20.13)	16.41	7.03	5.14	2.10

Total From Investment Operations	1.71	(19.86)	16.77	7.27	5.42	2.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)	(0.19)	(0.18)	(0.12)	–	(0.13)
Distributions from Realized Gains	–	(5.69)	(1.75)	(1.93)	(1.16)	–

Total Dividends and Distributions	(0.14)	(5.88)	(1.93)	(2.05)	(1.16)	(0.13)

Net Asset Value, End of Period	$ 15.32	$ 13.75	$ 39.49	$ 24.65	$ 19.43	$ 15.17

Total Return	12.58%(d)	(58.39)%	72.80%	40.09%	37.57%	17.14%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 20,797	$ 14,985	$ 46,271	$ 12,766	$ 5,847	$ 3,430
Ratio of Expenses to Average Net Assets	1.63%(e)	1.52%	1.45%	1.60%	1.61%	1.60%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.61%(g)
Ratio of Net Investment Income to Average Net Assets	0.74%(e)	1.01%	1.22%	1.07%	1.62%	0.90%
Portfolio Turnover Rate	146.5%(e)	127.6%	141.6%	134.0%	181.2%(h)	146.9%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

(g)	Expense ratio without commission rebates.

(h)	Portfolio turnover rate excludes approximately $24,418,000 of securities from the acquisition of Principal International Emerging Markets Fund, Inc.

(i)	Excludes expense reimbursement from Manager.

See accompanying notes.

572

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004(b)

INTERNATIONAL FUND I

Institutional shares

Net Asset Value, Beginning of Period	$ 8.81	$ 18.70	$ 15.46	$ 12.74	$ 10.89	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.08	0.27	0.24	0.18	0.17	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.55)	(8.27)	4.09	3.05	1.82	0.83

Total From Investment Operations	(0.47)	(8.00)	4.33	3.23	1.99	0.89
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.27)	(0.24)	(0.17)	(0.10)	(0.05)	–
Distributions from Realized Gains	–	(1.65)	(0.92)	(0.41)	(0.09)	–

Total Dividends and Distributions	(0.27)	(1.89)	(1.09)	(0.51)	(0.14)	–

Net Asset Value, End of Period	$ 8.07	$ 8.81	$ 18.70	$ 15.46	$ 12.74	$ 10.89

Total Return	(5.53)%(d)	(47.44)%	29.66%	26.22%	18.33%	8.90%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,049,718	$ 859,383	$ 1,903,137	$ 874,559	$ 537,573	$ 193,488
Ratio of Expenses to Average Net Assets	1.16%(e)	1.10%	1.08%	1.09%	1.10%	1.09%(e)
Ratio of Expenses to Average Net Assets (Excluding
Interest Expense)(i)	1.15%(e)	N/A	N/A	N/A	N/A	N/A
Ratio of Gross Expenses to Average Net Assets	1.16%(e),(f)	–	–	–	–	1.10%(e),(g)
Ratio of Net Investment Income to Average Net Assets	2.09%(e)	1.91%	1.44%	1.26%	1.31%	0.63%(e)
Portfolio Turnover Rate	109.3%(e)	123.6%	91.1%	66.1%	60.1%	78.8%(e)

	2009(a)	2008	2007	2006	2005

INTERNATIONAL FUND I

R-1 shares

Net Asset Value, Beginning of Period	$ 8.73	$ 18.55	$ 15.34	$ 12.66	$ 10.96
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.05	0.14	0.07	0.06	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.56)	(8.21)	4.09	3.03	1.82

Total From Investment Operations	(0.51)	(8.07)	4.16	3.09	1.83
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.10)	(0.03)	–	(0.04)
Distributions from Realized Gains	–	(1.65)	(0.92)	(0.41)	(0.09)

Total Dividends and Distributions	(0.18)	(1.75)	(0.95)	(0.41)	(0.13)

Net Asset Value, End of Period	$ 8.04	$ 8.73	$ 18.55	$ 15.34	$ 12.66

Total Return	(5.98)%(d)	(47.90)%	28.53%	25.09%	16.75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,200	$ 3,137	$ 4,613	$ 2,041	$ 339
Ratio of Expenses to Average Net Assets	2.04%(e)	1.98%	1.96%	1.97%	1.98%
Ratio of Expenses to Average Net Assets (Excluding
Interest Expense)(i)	2.03%(e)	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	1.20%(e)	1.03%	0.44%	0.45%	0.11%
Portfolio Turnover Rate	109.3%(e)	123.6%	91.1%	66.1%	60.1%

	2009(a)	2008	2007	2006	2005	2004(h)

INTERNATIONAL FUND I

R-2 shares

Net Asset Value, Beginning of Period	$ 8.71	$ 18.51	$ 15.31	$ 12 .62	$ 10.86	$ 10.34
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.05	0.15	0.10	0.08	0.08	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(0.55)	(8.18)	4.07	3.02	1.81	0.57

Total From Investment Operations	(0.50)	(8.03)	4.17	3.10	1.89	0.52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.12)	(0.05)	–	(0.04)	–
Distributions from Realized Gains	–	(1.65)	(0.92)	(0.41)	(0.09)	–

Total Dividends and Distributions	(0.18)	(1.77)	(0.97)	(0.41)	(0.13)	–

Net Asset Value, End of Period	$ 8.03	$ 8.71	$ 18.51	$ 15 .31	$ 12.62	$ 10.86

Total Return	(5.93)%(d)	(47.83)%	28.69%	25.28%	17.47%	5.03%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,924	$ 7,877	$ 18,566	$ 15,001	$ 7,835	$ 1,715
Ratio of Expenses to Average Net Assets	1.91%(e)	1.85%	1.83%	1.84%	1.85%	1.83%(e)
Ratio of Expenses to Average Net Assets (Excluding
Interest Expense)(i)	1.90%(e)	N/A	N/A	N/A	N/A	N/A
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.85%(e),(g)
Ratio of Net Investment Income to Average Net Assets	1.21%(e)	1.09%	0.62%	0.55%	0.63%	(1.21)%(e)
Portfolio Turnover Rate	109.3%(e)	123.6%	91.1%	66.1%	60.1%	78.8%(e)

See accompanying notes.

573

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004(h)

INTERNATIONAL FUND I

R-3 shares

Net Asset Value, Beginning of Period	$ 8.73	$ 18.54	$ 15.34	$ 12 .65	$ 10.87	$ 10.34
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.05	0.17	0.14	0.11	0.11	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(0.55)	(8.18)	4.06	3.02	1.80	0.56

Total From Investment Operations	(0.50)	(8.01)	4.20	3.13	1.91	0.53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.20)	(0.15)	(0.08)	(0.03)	(0.04)	–
Distributions from Realized Gains	–	(1.65)	(0.92)	(0.41)	(0.09)	–

Total Dividends and Distributions	(0.20)	(1.80)	(1.00)	(0.44)	(0.13)	–

Net Asset Value, End of Period	$ 8.03	$ 8.73	$ 18.54	$ 15 .34	$ 12.65	$ 10.87

Total Return	(5.85)%(d)	(47.71)%	28.88%	25.45%	17.66%	5.13%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,111	$ 9,728	$ 23,869	$ 16,367	$ 7,195	$ 89
Ratio of Expenses to Average Net Assets	1.73%(e)	1.67%	1.65%	1.66%	1.67%	1.65%(e)
Ratio of Expenses to Average Net Assets (Excluding
Interest Expense)(i)	1.72%(e)	N/A	N/A	N/A	N/A	N/A
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.67%(e),(g)
Ratio of Net Investment Income to Average Net Assets	1.43%(e)	1.23%	0.82%	0.77%	0.92%	(0.74)%(e)
Portfolio Turnover Rate	109.3%(e)	123.6%	91.1%	66.1%	60.1%	78.8%(e)

	2009(a)	2008	2007	2006	2005	2004(h)

INTERNATIONAL FUND I

R-4 shares

Net Asset Value, Beginning of Period	$ 8.77	$ 18.61	$ 15.39	$ 12.68	$ 10.88	$ 10.34
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.06	0.21	0.17	0.12	0.13	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.56)	(8.22)	4.08	3.05	1.80	0.55

Total From Investment Operations	(0.50)	(8.01)	4.25	3.17	1.93	0.54
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)	(0.18)	(0.11)	(0.05)	(0.04)	–
Distributions from Realized Gains	–	(1.65)	(0.92)	(0.41)	(0.09)	–

Total Dividends and Distributions	(0.23)	(1.83)	(1.03)	(0.46)	(0.13)	–

Net Asset Value, End of Period	$ 8.04	$ 8.77	$ 18.61	$ 15.39	$ 12.68	$ 10.88

Total Return	(5.89)%(d)	(47.60)%	29.15%	25.79%	17.84%	5.22%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,074	$ 9,358	$ 17,374	$ 8,930	$ 4,807	$ 191
Ratio of Expenses to Average Net Assets	1.54%(e)	1.48%	1.46%	1.47%	1.48%	1.47%(e)
Ratio of Expenses to Average Net Assets (Excluding
Interest Expense)(i)	1.53%(e)	N/A	N/A	N/A	N/A	N/A
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.48%(e),(g)
Ratio of Net Investment Income to Average Net Assets	1.63%(e)	1.51%	1.06%	0.86%	1.04%	(0.15)%(e)
Portfolio Turnover Rate	109.3%(e)	123.6%	91.1%	66.1%	60.1%	78.8%(e)

	2009(a)	2008	2007	2006	2005	2004(h)

INTERNATIONAL FUND I

R-5 shares

Net Asset Value, Beginning of Period	$ 8.77	$ 18.62	$ 15.40	$ 12.69	$ 10.88	$ 10.34
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.07	0.23	0.18	0.15	0.13	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.56)	(8.24)	4.08	3.04	1.81	0.53

Total From Investment Operations	(0.49)	(8.01)	4.26	3.19	1.94	0.54
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)	(0.19)	(0.12)	(0.07)	(0.04)	–
Distributions from Realized Gains	–	(1.65)	(0.92)	(0.41)	(0.09)	–

Total Dividends and Distributions	(0.23)	(1.84)	(1.04)	(0.48)	(0.13)	–

Net Asset Value, End of Period	$ 8.05	$ 8.77	$ 18.62	$ 15 .40	$ 12.69	$ 10.88

Total Return	(5.73)%(d)	(47.57)%	29.30%	25.92%	17.95%	5.22%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 16,044	$ 17,108	$ 36,555	$ 24,331	$ 13,279	$ 12
Ratio of Expenses to Average Net Assets	1.42%(e)	1.36%	1.34%	1.35%	1.36%	1.34%(e)
Ratio of Expenses to Average Net Assets (Excluding
Interest Expense)(i)	1.41%(e)	N/A	N/A	N/A	N/A	N/A
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.36%(e),(g)
Ratio of Net Investment Income to Average Net Assets	1.75%(e)	1.59%	1.12%	1.06%	1.07%	0.21%(e)
Portfolio Turnover Rate	109.3%(e)	123.6%	91.1%	66.1%	60.1%	78.8%(e)

(a)	Six months ended April 30, 2009.

(b)	Period from December 29, 2003, date operations commenced, through October 31, 2004.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager.

(g)	Expense ratio without commission rebates.

(h)	Period from June 1, 2004, date operations commenced, through October 31, 2004.

(i)	Excludes interest expense.

See accompanying notes.

574

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		2009(a)	2008	2007	2006	2005	2004

INTERNATIONAL GROWTH FUND

Class J shares

Net Asset Value, Beginning of Period	$ 6.77		$ 15.17	$ 13.00	$ 11.20	$ 9.95	$ 8.28
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)		0.04	0.10	0.08	0.03	0.05	0.04
Net Realized and Unrealized Gain (Loss) on Investments		(0.67)	(7.25)	3.37	2.78	2.16	1.64

Total From Investment Operations		(0.63)	(7.15)	3.45	2.81	2.21	1.68
Less Dividends and Distributions:
Dividends from Net Investment Income		(0.10)	(0.03)	(0.03)	(0.02)	(0.09)	(0.01)
Distributions from Realized Gains		–	(1.22)	(1.25)	(0.99)	(0.87)	–

Total Dividends and Distributions		(0.10)	(1.25)	(1.28)	(1.01)	(0.96)	(0.01)

Net Asset Value, End of Period	$ 6.04		$ 6.77	$ 15.17	$ 13.00	$ 11.20	$ 9.95

Total Return(c)	(9.42)%(d)		(51.10)%	28.89%	26.78%	23.63%	20.30%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 31,276		$ 36,673	$ 87,193	$ 64,748	$ 44,266	$ 20,013
Ratio of Expenses to Average Net Assets		1.75%(e)	1.56%	1.63%	1.72%	1.88%	2.00%
Ratio of Gross Expenses to Average Net Assets(f)		1.80%(e)	–	–	1.72%	1.88%	2.00%
Ratio of Net Investment Income to Average Net Assets		1.31%(e)	0.84%	0.59%	0.27%	0.47%	0.43%
Portfolio Turnover Rate	140.0%(e)		125.2%	129.4%	134.7%	139.5%	156.2%

	2009(a)		2008	2007	2006	2005	2004

INTERNATIONAL GROWTH FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 6.95	$ 15.54		$ 13.30	$ 11.44	$ 10.07	$ 8.38
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06		0.17	0.17	0.12	0.14	0.13
Net Realized and Unrealized Gain (Loss) on
Investments	(0.69)		(7.43)	3.45	2.84	2.20	1.66

Total From Investment Operations	(0.63)		(7.26)	3.62	2.96	2.34	1.79
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.16)		(0.11)	(0.13)	(0.11)	(0.10)	(0.10)
Distributions from Realized Gains	–		(1.22)	(1.25)	(0.99)	(0.87)	–

Total Dividends and Distributions	(0.16)		(1.33)	(1.38)	(1.10)	(0.97)	(0.10)

Net Asset Value, End of Period	$ 6.16	$ 6.95		$ 15.54	$ 13.30	$ 11.44	$ 10.07

Total Return	(9.22)%(d)	(50.81)%		29.74%	27.80%	24.71%	21.54%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,103,058	$ 1,236,938		$ 2,268,322	$ 1,129,504	$ 644,994	$ 354,090
Ratio of Expenses to Average Net Assets	1.03%(e)		1.00%	0.97%	0.99%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	2.04%(e)		1.45%	1.25%	0.99%	1.33%	1.42%
Portfolio Turnover Rate	140.0%(e)		125.2%	129.4%	134.7%	139.5%	156.2%

		2009(a)	2008	2007	2006	2005

INTERNATIONAL GROWTH FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 6.87		$ 15.39	$ 13.18	$ 11.35	$ 10.11
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)		0.04	0.06	0.05	0.01	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments		(0.67)	(7.36)	3.42	2.82	2.22

Total From Investment Operations		(0.63)	(7.30)	3.47	2.83	2.20
Less Dividends and Distributions:
Dividends from Net Investment Income		(0.07)	–	(0.01)	(0.01)	(0.09)
Distributions from Realized Gains		–	(1.22)	(1.25)	(0.99)	(0.87)

Total Dividends and Distributions		(0.07)	(1.22)	(1.26)	(1.00)	(0.96)

Net Asset Value, End of Period	$ 6.17		$ 6.87	$ 15.39	$ 13.18	$ 11.35

Total Return	(9.32)%(d)		(51.27)%	28.58%	26.63%	23.16%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,614		$ 1,733	$ 3,543	$ 2,481	$ 177
Ratio of Expenses to Average Net Assets		1.91%(e)	1.88%	1.85%	1.87%	1.88%
Ratio of Net Investment Income to Average Net Assets		1.21%(e)	0.54%	0.37%	0.11%	(0.17)%
Portfolio Turnover Rate	140.0%(e)		125.2%	129.4%	134.7%	139.5%

See accompanying notes.

575

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

INTERNATIONAL GROWTH FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 6.72	$ 15.08	$ 12.94	$ 11.16	$ 9.91	$ 8.25
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04	0.07	0.07	0.03	0.06	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.67)	(7.19)	3.35	2.77	2.15	1.64

Total From Investment Operations	(0.63)	(7.12)	3.42	2.80	2.21	1.70
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	(0.02)	(0.03)	(0.03)	(0.09)	(0.04)
Distributions from Realized Gains	–	(1.22)	(1.25)	(0.99)	(0.87)	–

Total Dividends and Distributions	(0.07)	(1.24)	(1.28)	(1.02)	(0.96)	(0.04)

Net Asset Value, End of Period	$ 6.02	$ 6.72	$ 15.08	$ 12.94	$ 11.16	$ 9.91

Total Return	(9.45)%(d)	(51.20)%	28.76%	26.82%	23.76%	20.61%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,127	$ 6,325	$ 17,310	$ 13,931	$ 9,357	$ 4,859
Ratio of Expenses to Average Net Assets	1.78%(e)	1.75%	1.72%	1.74%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	1.24%(e)	0.63%	0.49%	0.26%	0.57%	0.60%
Portfolio Turnover Rate	140.0%(e)	125.2%	129.4%	134.7%	139.5%	156.2%

	2009(a)	2008	2007	2006	2005	2004

INTERNATIONAL GROWTH FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 7.14	$ 15.94	$ 13.60	$ 11.68	$ 10.31	$ 8.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.10	0.09	0.06	0.08	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(0.71)	(7.65)	3.55	2.90	2.26	1.70

Total From Investment Operations	(0.66)	(7.55)	3.64	2.96	2.34	1.78
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.03)	(0.05)	(0.05)	(0.10)	(0.05)
Distributions from Realized Gains	–	(1.22)	(1.25)	(0.99)	(0.87)	–

Total Dividends and Distributions	(0.10)	(1.25)	(1.30)	(1.04)	(0.97)	(0.05)

Net Asset Value, End of Period	$ 6.38	$ 7.14	$ 15.94	$ 13.60	$ 11.68	$ 10.31

Total Return	(9.37)%(d)	(51.13)%	29.04%	27.01%	24.03%	20.81%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15,645	$ 19,243	$ 40,890	$ 27,967	$ 10,090	$ 5,301
Ratio of Expenses to Average Net Assets	1.60%(e)	1.57%	1.54%	1.56%	1.57%	1.57%
Ratio of Net Investment Income to Average Net Assets	1.43%(e)	0.85%	0.67%	0.48%	0.70%	0.86%
Portfolio Turnover Rate	140.0%(e)	125.2%	129.4%	134.7%	139.5%	156.2%

	2009(a)	2008	2007	2006	2005	2004

INTERNATIONAL GROWTH FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 6.85	$ 15.33	$ 13.14	$ 11.32	$ 10.00	$ 8.31
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.13	0.12	0.07	0.12	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.68)	(7.33)	3.40	2.81	2.17	1.67

Total From Investment Operations	(0.63)	(7.20)	3.52	2.88	2.29	1.76
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.11)	(0.06)	(0.08)	(0.07)	(0.10)	(0.07)
Distributions from Realized Gains	–	(1.22)	(1.25)	(0.99)	(0.87)	–

Total Dividends and Distributions	(0.11)	(1.28)	(1.33)	(1.06)	(0.97)	(0.07)

Net Asset Value, End of Period	$ 6.11	$ 6.85	$ 15.33	$ 13.14	$ 11.32	$ 10.00

Total Return	(9.31)%(d)	(50.97)%	29.20%	27.26%	24.31%	21.26%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,097	$ 8,349	$ 25,726	$ 16,100	$ 9,188	$ 228
Ratio of Expenses to Average Net Assets	1.41%(e)	1.38%	1.35%	1.37%	1.38%	1.38%
Ratio of Net Investment Income to Average Net Assets	1.51%(e)	1.11%	0.87%	0.59%	1.09%	0.92%
Portfolio Turnover Rate	140.0%(e)	125.2%	129.4%	134.7%	139.5%	156.2%

See accompanying notes.

576

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

INTERNATIONAL GROWTH FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 6.88	$ 15.39	$ 13.18	$ 11.35	$ 10.02	$ 8.34
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06	0.13	0.13	0.09	0.11	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(0.69)	(7.34)	3.42	2.81	2.19	1.66

Total From Investment Operations	(0.63)	(7.21)	3.55	2.90	2.30	1.76
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.08)	(0.09)	(0.08)	(0.10)	(0.08)
Distributions from Realized Gains	–	(1.22)	(1.25)	(0.99)	(0.87)	–

Total Dividends and Distributions	(0.13)	(1.30)	(1.34)	(1.07)	(0.97)	(0.08)

Net Asset Value, End of Period	$ 6.12	$ 6.88	$ 15.39	$ 13.18	$ 11.35	$ 10.02

Total Return	(9.31)%(d)	(50.91)%	29.42%	27.41%	24.38%	21.21%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,626	$ 11,818	$ 28,010	$ 17,420	$ 7,441	$ 1,848
Ratio of Expenses to Average Net Assets	1.29%(e)	1.26%	1.23%	1.25%	1.26%	1.26%
Ratio of Net Investment Income to Average Net Assets	1.86%(e)	1.09%	0.99%	0.74%	1.00%	1.12%
Portfolio Turnover Rate	140.0%(e)	125.2%	129.4%	134.7%	139.5%	156.2%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

577

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008(b)

INTERNATIONAL VALUE FUND I

Institutional shares

Net Asset Value, Beginning of Period	$ 8.62	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.12	–
Net Realized and Unrealized Gain (Loss) on Investments	(0.30)	(1.38)

Total From Investment Operations	(0.18)	(1.38)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)	–

Total Dividends and Distributions	(0.02)	–

Net Asset Value, End of Period	$ 8.42	$ 8.62

Total Return	(2.11)%(d)	(13.80)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 640,199	$ 364,462
Ratio of Expenses to Average Net Assets(e)	1.13%(f)	1.13%(f)
Ratio of Net Investment Income to Average Net Assets	3.01%(f)	(0.57)%(f)
Portfolio Turnover Rate	76.5%(f)	33.1%(f)

(a)	Six months ended April 30, 2009.

(b)	Period from September 30, 2008, date operations commenced, through October 31, 2008.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager's contractual expense limit.

(f)	Computed on an annualized basis.

See accompanying notes.

578

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

LARGECAP BLEND FUND I

Class J shares

Net Asset Value, Beginning of Period	$ 6.38	$ 10.48	$ 9.37	$ 8.27	$ 7.67	$ 7.08
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.09	0.07	0.06	0.06	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.69)	(3.85)	1.04	1.09	0.64	0.58

Total From Investment Operations	(0.64)	(3.76)	1.11	1.15	0.70	0.60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)	(0.06)	–	(0.02)	(0.06)	(0.01)
Distributions from Realized Gains	–	(0.28)	–	(0.03)	(0.04)	–

Total Dividends and Distributions	(0.08)	(0.34)	–	(0.05)	(0.10)	(0.01)

Net Asset Value, End of Period	$ 5.66	$ 6.38	$ 10.48	$ 9 .37	$ 8.27	$ 7.67

Total Return(c)	(10.06)%(d)	(37.02)%	11.89%	14.01%	9.06%	8.45%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 27,113	$ 32,309	$ 56,114	$ 48,534	$ 33,926	$ 25,189
Ratio of Expenses to Average Net Assets	1.13%(e)	1.02%	1.06%	1.14%	1.20%	1.26%
Ratio of Gross Expenses to Average Net Assets(f)	1.18%(e)	–	–	–	–	1.26%(g)
Ratio of Net Investment Income to Average Net Assets	1.69%(e)	1.06%	0.74%	0.64%	0.78%	0.28%
Portfolio Turnover Rate	95.7%(e)	100.6%	106.2%	65.1%	148.8%(h)	76.5%

	2009(a)	2008	2007	2006	2005	2004

LARGECAP BLEND FUND I

Institutional shares

Net Asset Value, Beginning of Period	$ 6.46	$ 10.60	$ 9.48	$ 8.38	$ 7.72	$ 7.13
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06	0.14	0.13	0.06	0.13	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(0.70)	(3.88)	1.06	1.16	0.63	0.59

Total From Investment Operations	(0.64)	(3.74)	1.19	1.22	0.76	0.67
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.12)	(0.07)	(0.09)	(0.06)	(0.08)
Distributions from Realized Gains	–	(0.28)	–	(0.03)	(0.04)	–

Total Dividends and Distributions	(0.13)	(0.40)	(0.07)	(0.12)	(0.10)	(0.08)

Net Asset Value, End of Period	$ 5.69	$ 6.46	$ 10.60	$ 9.48	$ 8.38	$ 7.72

Total Return	(9.98)%(d)	(36.58)%	12.61%	14.67%	9.86%	9.42%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 603,963	$ 565,475	$ 670,138	$ 95,233	$ 9	$ 9
Ratio of Expenses to Average Net Assets	0.46%(e)	0.45%	0.44%	0.45%	0.45%	0.45%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	0.45%(g)
Ratio of Net Investment Income to Average Net Assets	2.32%(e)	1.62%	1.28%	0.65%	1.58%	1.10%
Portfolio Turnover Rate	95.7%(e)	100.6%	106.2%	65.1%	148.8%(h)	76.5%

	2009(a)	2008	2007	2006	2005

LARGECAP BLEND FUND I

R-1 shares

Net Asset Value, Beginning of Period	$ 6.39	$ 10.50	$ 9.41	$ 8.31	$ 7.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04	0.06	0.04	0.03	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.69)	(3.86)	1.05	1.11	0.63

Total From Investment Operations	(0.65)	(3.80)	1.09	1.14	0.69
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.06)	(0.03)	–	(0.01)	(0.06)
Distributions from Realized Gains	–	(0.28)	–	(0.03)	(0.04)

Total Dividends and Distributions	(0.06)	(0.31)	–	(0.04)	(0.10)

Net Asset Value, End of Period	$ 5.68	$ 6.39	$ 10.50	$ 9.41	$ 8.31

Total Return	(10.25)%(d)	(37.22)%	11.58%	13.78%	8.87%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 716	$ 746	$ 1,019	$ 671	$ 11
Ratio of Expenses to Average Net Assets	1.33%(e)	1.33%	1.32%	1.33%	1.33%
Ratio of Net Investment Income to Average Net Assets	1.48%(e)	0.75%	0.44%	0.38%	0.70%
Portfolio Turnover Rate	95.7%(e)	100.6%	106.2%	65.1%	148.8%(h)

See accompanying notes.

579

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

LARGECAP BLEND FUND I

R-2 shares

Net Asset Value, Beginning of Period	$ 6.43	$ 10.55	$ 9.45	$ 8.34	$ 7.74	$ 7.15
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.08	0.06	0.05	0.06	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.71)	(3.88)	1.04	1.11	0.64	0.58

Total From Investment Operations	(0.66)	(3.80)	1.10	1.16	0.70	0.61
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.05)	(0.04)	–	(0.02)	(0.06)	(0.02)
Distributions from Realized Gains	–	(0.28)	–	(0.03)	(0.04)	–

Total Dividends and Distributions	(0.05)	(0.32)	–	(0.05)	(0.10)	(0.02)

Net Asset Value, End of Period	$ 5.72	$ 6.43	$ 10.55	$ 9 .45	$ 8.34	$ 7.74

Total Return	(10.29)%(d)	(37.06)%	11.64%	14.00%	8.99%	8.58%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,467	$ 1,988	$ 4,227	$ 4,353	$ 3,573	$ 2,272
Ratio of Expenses to Average Net Assets	1.20%(e)	1.20%	1.19%	1.20%	1.20%	1.19%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.20%(g)
Ratio of Net Investment Income to Average Net Assets	1.65%(e)	0.88%	0.62%	0.57%	0.70%	0.34%
Portfolio Turnover Rate	95.7%(e)	100.6%	106.2%	65.1%	148.8%(h)	76.5%

	2009(a)	2008	2007	2006	2005	2004

LARGECAP BLEND FUND I

R-3 shares

Net Asset Value, Beginning of Period	$ 6.46	$ 10.60	$ 9.49	$ 8.38	$ 7.76	$ 7.16
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.09	0.08	0.06	0.08	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(0.71)	(3.89)	1.04	1.12	0.64	0.60

Total From Investment Operations	(0.66)	(3.80)	1.12	1.18	0.72	0.64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.06)	(0.06)	(0.01)	(0.04)	(0.06)	(0.04)
Distributions from Realized Gains	–	(0.28)	–	(0.03)	(0.04)	–

Total Dividends and Distributions	(0.06)	(0.34)	(0.01)	(0.07)	(0.10)	(0.04)

Net Asset Value, End of Period	$ 5.74	$ 6.46	$ 10.60	$ 9 .49	$ 8.38	$ 7.76

Total Return	(10.23)%(d)	(36.95)%	11.85%	14.13%	9.24%	8.89%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,068	$ 1,463	$ 3,964	$ 3,784	$ 1,095	$ 1,325
Ratio of Expenses to Average Net Assets	1.02%(e)	1.02%	1.01%	1.02%	1.02%	1.01%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.02%(g)
Ratio of Net Investment Income to Average Net Assets	1.85%(e)	1.06%	0.79%	0.72%	0.99%	0.53%
Portfolio Turnover Rate	95.7%(e)	100.6%	106.2%	65.1%	148.8%(h)	76.5%

	2009(a)	2008	2007	2006	2005	2004

LARGECAP BLEND FUND I

R-4 shares

Net Asset Value, Beginning of Period	$ 6.47	$ 10.62	$ 9.50	$ 8.39	$ 7.76	$ 7.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.11	0.09	0.08	0.08	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(0.70)	(3.90)	1.06	1.11	0.65	0.59

Total From Investment Operations	(0.65)	(3.79)	1.15	1.19	0.73	0.64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.08)	(0.03)	(0.05)	(0.06)	(0.05)
Distributions from Realized Gains	–	(0.28)	–	(0.03)	(0.04)	–

Total Dividends and Distributions	(0.09)	(0.36)	(0.03)	(0.08)	(0.10)	(0.05)

Net Asset Value, End of Period	$ 5.73	$ 6.47	$ 10.62	$ 9 .50	$ 8.39	$ 7.76

Total Return	(10.04)%(d)	(36.85)%	12.16%	14.33%	9.39%	8.94%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,800	$ 1,694	$ 4,241	$ 2,436	$ 1,834	$ 348
Ratio of Expenses to Average Net Assets	0.83%(e)	0.83%	0.82%	0.83%	0.83%	0.82%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	0.83%(g)
Ratio of Net Investment Income to Average Net Assets	1.91%(e)	1.28%	0.93%	0.94%	0.94%	0.71%
Portfolio Turnover Rate	95.7%(e)	100.6%	106.2%	65.1%	148.8%(h)	76.5%
See accompanying notes.

580

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

LARGECAP BLEND FUND I

R-5 shares

Net Asset Value, Beginning of Period	$ 6.50	$ 10.66	$ 9.54	$ 8.42	$ 7.78	$ 7.18
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06	0.12	0.11	0.10	0.11	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.71)	(3.91)	1.05	1.11	0.63	0.60

Total From Investment Operations	(0.65)	(3.79)	1.16	1.21	0.74	0.66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.09)	(0.04)	(0.06)	(0.06)	(0.06)
Distributions from Realized Gains	–	(0.28)	–	(0.03)	(0.04)	–

Total Dividends and Distributions	(0.09)	(0.37)	(0.04)	(0.09)	(0.10)	(0.06)

Net Asset Value, End of Period	$ 5.76	$ 6.50	$ 10.66	$ 9 .54	$ 8.42	$ 7.78

Total Return	(10.00)%(d)	(36.73)%	12.24%	14.54%	9.50%	9.21%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,896	$ 1,813	$ 6,587	$ 3,869	$ 3,470	$ 2,518
Ratio of Expenses to Average Net Assets	0.71%(e)	0.71%	0.70%	0.71%	0.71%	0.70%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	0.71%(g)
Ratio of Net Investment Income to Average Net Assets	2.07%(e)	1.37%	1.07%	1.08%	1.28%	0.84%
Portfolio Turnover Rate	95.7%(e)	100.6%	106.2%	65.1%	148.8%(h)	76.5%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

(g)	Expense ratio without commission rebates.

(h)	Portfolio turnover rate excludes approximately $149,848,000 of securities from the acquisition of Principal Partners Blue Chip Fund, Inc. and $268,000 from portfolio realignment.

See accompanying notes.

581

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

LARGECAP BLEND FUND II

Class J shares

Net Asset Value, Beginning of Period	$ 7.02	$ 12.12	$ 11.12	$ 10.10	$ 9.95	$ 9.22
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.06	0.04	0.04	0.04	–
Net Realized and Unrealized Gain (Loss) on Investments	(0.55)	(4.09)	1.57	1.44	0.77	0.73

Total From Investment Operations	(0.50)	(4.03)	1.61	1.48	0.81	0.73
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	(0.03)	(0.04)	(0.02)	(0.09)	–
Distributions from Realized Gains	–	(1.04)	(0.57)	(0.44)	(0.57)	–

Total Dividends and Distributions	(0.07)	(1.07)	(0.61)	(0.46)	(0.66)	–

Net Asset Value, End of Period	$ 6.45	$ 7.02	$ 12.12	$ 11.12	$ 10.10	$ 9.95

Total Return(c)	(7.07)%(d)	(36.15)%	15.10%	15.02%	8.29%	7.95%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 81,166	$ 93,445	$ 160,166	$ 109,445	$ 69,766	$ 43,662
Ratio of Expenses to Average Net Assets	1.36%(e)	1.28%	1.35%	1.42%	1.49%	1.53%
Ratio of Gross Expenses to Average Net Assets(f)	1.41%(e)	–	–	–	–	1.56%(g)
Ratio of Net Investment Income to Average Net Assets	1.55%(e)	0.68%	0.35%	0.40%	0.41%	0.04%
Portfolio Turnover Rate	52.9%(e)	60.0%	53.2%	52.1%	51.8%(h)	93.9%

	2009(a)	2008	2007	2006	2005	2004

LARGECAP BLEND FUND II

Institutional shares

Net Asset Value, Beginning of Period	$ 7.23	$ 12.47	$ 11.43	$ 10.37	$ 10.14	$ 9.40
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07	0.12	0.11	0.12	0.12	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(0.56)	(4.22)	1.62	1.47	0.78	0.75

Total From Investment Operations	(0.49)	(4.10)	1.73	1.59	0.90	0.83
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	(0.10)	(0.12)	(0.09)	(0.10)	(0.09)
Distributions from Realized Gains	–	(1.04)	(0.57)	(0.44)	(0.57)	–

Total Dividends and Distributions	(0.12)	(1.14)	(0.69)	(0.53)	(0.67)	(0.09)

Net Asset Value, End of Period	$ 6.62	$ 7.23	$ 12.47	$ 11.43	$ 10.37	$ 10.14

Total Return	(6.69)%(d)	(35.86)%	15.83%	15.84%	9.03%	8.84%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 393,132	$ 431,434	$ 706,735	$ 627,235	$ 557,357	$ 464,035
Ratio of Expenses to Average Net Assets	0.77%(e)	0.75%	0.74%	0.74%	0.75%	0.72%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	0.75%(g)
Ratio of Net Investment Income to Average Net Assets	2.13%(e)	1.21%	0.98%	1.11%	1.21%	0.85%
Portfolio Turnover Rate	52.9%(e)	60.0%	53.2%	52.1%	51.8%(h)	93.9%

	2009(a)	2008	2007	2006	2005

LARGECAP BLEND FUND II

R-1 shares

Net Asset Value, Beginning of Period	$ 7.17	$ 12.37	$ 11.34	$ 10.30	$ 10.15
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04	0.03	0.01	0.01	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.55)	(4.19)	1.61	1.47	0.83

Total From Investment Operations	(0.51)	(4.16)	1.62	1.48	0.81
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.05)	–	(0.02)	–	(0.09)
Distributions from Realized Gains	–	(1.04)	(0.57)	(0.44)	(0.57)

Total Dividends and Distributions	(0.05)	(1.04)	(0.59)	(0.44)	(0.66)

Net Asset Value, End of Period	$ 6.61	$ 7.17	$ 12.37	$ 11.34	$ 10.30

Total Return	(7.04)%(d)	(36.43)%	14.81%	14.74%	8.11%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,766	$ 2,511	$ 3,426	$ 2,343	$ 257
Ratio of Expenses to Average Net Assets	1.64%(e)	1.63%	1.62%	1.62%	1.63%
Ratio of Net Investment Income to Average Net Assets	1.24%(e)	0.32%	0.08%	0.12%	(0.17)%
Portfolio Turnover Rate	52.9%(e)	60.0%	53.2%	52.1%	51.8%(h)

See accompanying notes.

582

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

LARGECAP BLEND FUND II

R-2 shares

Net Asset Value, Beginning of Period	$ 7.10	$ 12.27	$ 11.25	$ 10.22	$ 10.06	$ 9.33
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04	0.04	0.03	0.04	0.04	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.54)	(4.15)	1.59	1.44	0.78	0.74

Total From Investment Operations	(0.50)	(4.11)	1.62	1.48	0.82	0.75
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.04)	(0.02)	(0.03)	(0.01)	(0.09)	(0.02)
Distributions from Realized Gains	–	(1.04)	(0.57)	(0.44)	(0.57)	–

Total Dividends and Distributions	(0.04)	(1.06)	(0.60)	(0.45)	(0.66)	(0.02)

Net Asset Value, End of Period	$ 6.56	$ 7.10	$ 12.27	$ 11.25	$ 10.22	$ 10.06

Total Return	(7.01)%(d)	(36.39)%	15.01%	14.91%	8.30%	7.99%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,759	$ 13,952	$ 30,709	$ 31,309	$ 29,275	$ 22,390
Ratio of Expenses to Average Net Assets	1.51%(e)	1.50%	1.49%	1.49%	1.50%	1.47%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.50%(g)
Ratio of Net Investment Income to Average Net Assets	1.40%(e)	0.46%	0.24%	0.36%	0.42%	0.09%
Portfolio Turnover Rate	52.9%(e)	60.0%	53.2%	52.1%	51.8%(h)	93.9%

	2009(a)	2008	2007	2006	2005	2004

LARGECAP BLEND FUND II

R-3 shares

Net Asset Value, Beginning of Period	$ 7.15	$ 12.34	$ 11.32	$ 10.27	$ 10.10	$ 9.36
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.06	0.05	0.06	0.07	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.55)	(4.17)	1.59	1.46	0.76	0.74

Total From Investment Operations	(0.50)	(4.11)	1.64	1.52	0.83	0.77
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	(0.04)	(0.05)	(0.03)	(0.09)	(0.03)
Distributions from Realized Gains	–	(1.04)	(0.57)	(0.44)	(0.57)	–

Total Dividends and Distributions	(0.07)	(1.08)	(0.62)	(0.47)	(0.66)	(0.03)

Net Asset Value, End of Period	$ 6.58	$ 7.15	$ 12.34	$ 11.32	$ 10.27	$ 10.10

Total Return	(6.96)%(d)	(36.23)%	15.12%	15.24%	8.39%	8.27%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 18,362	$ 21,349	$ 29,848	$ 34,442	$ 25,026	$ 23,026
Ratio of Expenses to Average Net Assets	1.33%(e)	1.32%	1.31%	1.31%	1.32%	1.30%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.32%(g)
Ratio of Net Investment Income to Average Net Assets	1.58%(e)	0.63%	0.43%	0.52%	0.66%	0.27%
Portfolio Turnover Rate	52.9%(e)	60.0%	53.2%	52.1%	51.8%(h)	93.9%

	2009(a)	2008	2007	2006	2005	2004

LARGECAP BLEND FUND II

R-4 shares

Net Asset Value, Beginning of Period	$ 7.20	$ 12.42	$ 11.39	$ 10.33	$ 10.14	$ 9.40
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.08	0.07	0.08	0.08	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(0.54)	(4.20)	1.61	1.47	0.77	0.75

Total From Investment Operations	(0.49)	(4.12)	1.68	1.55	0.85	0.79
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.06)	(0.08)	(0.05)	(0.09)	(0.05)
Distributions from Realized Gains	–	(1.04)	(0.57)	(0.44)	(0.57)	–

Total Dividends and Distributions	(0.09)	(1.10)	(0.65)	(0.49)	(0.66)	(0.05)

Net Asset Value, End of Period	$ 6.62	$ 7.20	$ 12.42	$ 11.39	$ 10.33	$ 10.14

Total Return	(6.81)%(d)	(36.11)%	15.34%	15.46%	8.58%	8.43%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,830	$ 11,356	$ 17,260	$ 10,614	$ 8,554	$ 5,776
Ratio of Expenses to Average Net Assets	1.14%(e)	1.13%	1.12%	1.12%	1.13%	1.11%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.13%(g)
Ratio of Net Investment Income to Average Net Assets	1.75%(e)	0.84%	0.57%	0.73%	0.74%	0.44%
Portfolio Turnover Rate	52.9%(e)	60.0%	53.2%	52.1%	51.8%(h)	93.9%

See accompanying notes.

583

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

LARGECAP BLEND FUND II

R-5 shares

Net Asset Value, Beginning of Period	$ 7.19	$ 12.40	$ 11.37	$ 10.32	$ 10.11	$ 9.38
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06	0.09	0.08	0.09	0.10	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.55)	(4.19)	1.61	1.46	0.77	0.73

Total From Investment Operations	(0.49)	(4.10)	1.69	1.55	0.87	0.79
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.07)	(0.09)	(0.06)	(0.09)	(0.06)
Distributions from Realized Gains	–	(1.04)	(0.57)	(0.44)	(0.57)	–

Total Dividends and Distributions	(0.09)	(1.11)	(0.66)	(0.50)	(0.66)	(0.06)

Net Asset Value, End of Period	$ 6.61	$ 7.19	$ 12.40	$ 11.37	$ 10.32	$ 10.11

Total Return	(6.79)%(d)	(36.00)%	15.52%	15.52%	8.82%	8.47%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 19,186	$ 24,446	$ 55,239	$ 45,989	$ 42,290	$ 34,283
Ratio of Expenses to Average Net Assets	1.02%(e)	1.01%	1.00%	1.00%	1.01%	0.98%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.01%(g)
Ratio of Net Investment Income to Average Net Assets	1.90%(e)	0.95%	0.71%	0.86%	0.94%	0.59%
Portfolio Turnover Rate	52.9%(e)	60.0%	53.2%	52.1%	51.8%(h)	93.9%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

(g)	Expense ratio without commission rebates.

(h)	Portfolio turnover rate excludes approximately $72,822,000 of securities from the acquisition of Principal Partners LargeCap Blend Fund, Inc. and $136,000 from portfolio realignment.

See accompanying notes.

584

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND

Class J shares

Net Asset Value, Beginning of Period	$ 5.81	$ 9.53	$ 7.46	$ 6.81	$ 5.89	$ 5.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	(0.01)	(0.01)	(0.01)	(0.01)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.56)	(3.54)	2.18	0.66	0.96	0.21

Total From Investment Operations	(0.56)	(3.55)	2.17	0.65	0.95	0.17
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0.03)	–
Distributions from Realized Gains	–	(0.15)	(0.10)	–	–	–
Tax Return of Capital Distribution	–	(0.02)	–	–	–	–

Total Dividends and Distributions	–	(0.17)	(0.10)	–	(0.03)	–

Net Asset Value, End of Period	$ 5.25	$ 5.81	$ 9.53	$ 7.46	$ 6.81	$ 5.89

Total Return(c)	(9.64)%(d)	(37.92)%	29.41%	9.54%	16.17%	2.97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 35,824	$ 38,641	$ 52,055	$ 34,561	$ 20,860	$ 15,898
Ratio of Expenses to Average Net Assets	1.47%(e)	1.33%	1.31%	1.36%	1.48%	1.53%
Ratio of Gross Expenses to Average Net Assets(f)	1.52%(e)	–	–	–	–	1.53%(g)
Ratio of Net Investment Income to Average Net Assets	(0.08)%(e)	(0.16)%	(0.18)%	(0.16)%	(0.21)%	(0.63)%
Portfolio Turnover Rate	96.6%(e)	88.8%	113.1%(h)	93.5%	169.0%(i)	59.8%

	2009(a)	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 6.13	$ 10.02	$ 7.83	$ 7.09	$ 6.09	$ 5.86
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02	0.05	0.04	0.05	0.04	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.59)	(3.73)	2.31	0.70	1.00	0.22

Total From Investment Operations	(0.57)	(3.68)	2.35	0.75	1.04	0.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	(0.04)	(0.06)	(0.01)	(0.04)	(0.01)
Distributions from Realized Gains	–	(0.15)	(0.10)	–	–	–
Tax Return of Capital Distribution	–	(0.02)	–	–	–	–

Total Dividends and Distributions	(0.01)	(0.21)	(0.16)	(0.01)	(0.04)	(0.01)

Net Asset Value, End of Period	$ 5.55	$ 6.13	$ 10.02	$ 7.83	$ 7.09	$ 6.09

Total Return	(9.28)%(d)	(37.49)%	30.46%	10.57%	17.05%	4.05%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,441,126	$ 1,531,200	$ 3,509,320	$ 487,805	$ 278,730	$ 121,840
Ratio of Expenses to Average Net Assets	0.65%(e)	0.62%	0.60%	0.54%	0.55%	0.55%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	0.55%(g)
Ratio of Net Investment Income to Average Net Assets	0.74%(e)	0.58%	0.42%	0.65%	0.63%	0.34%
Portfolio Turnover Rate	96.6%(e)	88.8%	113.1%(h)	93.5%	169.0%(i)	59.8%

	2009(a)	2008	2007	2006	2005

LARGECAP GROWTH FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 6.00	$ 9.85	$ 7.71	$ 7.04	$ 6.09
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	(0.03)	(0.03)	(0.02)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.59)	(3.65)	2.27	0.69	1.02

Total From Investment Operations	(0.59)	(3.68)	2.24	0.67	0.98
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0.03)
Distributions from Realized Gains	–	(0.15)	(0.10)	–	–
Tax Return of Capital Distribution	–	(0.02)	–	–	–

Total Dividends and Distributions	–	(0.17)	(0.10)	–	(0.03)

Net Asset Value, End of Period	$ 5.41	$ 6.00	$ 9.85	$ 7.71	$ 7.04

Total Return	(9.83)%(d)	(38.01)%	29.37%	9.52%	16.14%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,783	$ 9,129	$ 12,562	$ 5,792	$ 738
Ratio of Expenses to Average Net Assets	1.53%(e)	1.50%	1.47%	1.42%	1.43%
Ratio of Net Investment Income to Average Net Assets	(0.14)%(e)	(0.34)%	(0.36)%	(0.23)%	(0.59)%
Portfolio Turnover Rate	96.6%(e)	88.8%	113.1%(h)	93.5%	169.0%(i)

See accompanying notes.

585

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 6.03	$ 9.88	$ 7.72	$ 7.04	$ 6.09	$ 5.89
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	(0.02)	(0.02)	(0.01)	(0.03)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.59)	(3.66)	2.28	0.69	1.01	0.22

Total From Investment Operations	(0.59)	(3.68)	2.26	0.68	0.98	0.20
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0.03)	–
Distributions from Realized Gains	–	(0.15)	(0.10)	–	–	–
Tax Return of Capital Distribution	–	(0.02)	–	–	–	–

Total Dividends and Distributions	–	(0.17)	(0.10)	–	(0.03)	–

Net Asset Value, End of Period	$ 5.44	$ 6.03	$ 9.88	$ 7.72	$ 7.04	$ 6.09

Total Return	(9.78)%(d)	(37.89)%	29.59%	9.66%	16.15%	3.40%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14,128	$ 15,819	$ 24,502	$ 16,878	$ 2,212	$ 72
Ratio of Expenses to Average Net Assets	1.40%(e)	1.37%	1.34%	1.29%	1.30%	1.30%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.30%(g)
Ratio of Net Investment Income to Average Net Assets	0.00%(e)	(0.20)%	(0.21)%	(0.09)%	(0.40)%	(0.39)%
Portfolio Turnover Rate	96.6%(e)	88.8%	113.1%(h)	93.5%	169.0%(i)	59.8%

	2009(a)	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 6.32	$ 10.34	$ 8.07	$ 7.35	$ 6.34	$ 6.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	–	–	0.01	(0.01)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.61)	(3.85)	2.38	0.71	1.05	0.23

Total From Investment Operations	(0.61)	(3.85)	2.38	0.72	1.04	0.22
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0.01)	–	(0.03)	–
Distributions from Realized Gains	–	(0.15)	(0.10)	–	–	–
Tax Return of Capital Distribution	–	(0.02)	–	–	–	–

Total Dividends and Distributions	–	(0.17)	(0.11)	–	(0.03)	–

Net Asset Value, End of Period	$ 5.71	$ 6.32	$ 10.34	$ 8.07	$ 7.35	$ 6.34

Total Return	(9.65)%(d)	(37.85)%	29.79%	9.80%	16.48%	3.59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 47,998	$ 48,883	$ 59,749	$ 35,647	$ 7,878	$ 513
Ratio of Expenses to Average Net Assets	1.22%(e)	1.19%	1.16%	1.11%	1.12%	1.12%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.12%(g)
Ratio of Net Investment Income to Average Net Assets	0.17%(e)	(0.03)%	(0.05)%	0.10%	(0.16)%	(0.21)%
Portfolio Turnover Rate	96.6%(e)	88.8%	113.1%(h)	93.5%	169.0%(i)	59.8%

	2009(a)	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 6.28	$ 10.25	$ 8.01	$ 7.28	$ 6.27	$ 6.05
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01	0.01	0.01	0.02	–	–
Net Realized and Unrealized Gain (Loss) on Investments	(0.61)	(3.81)	2.35	0.71	1.04	0.22

Total From Investment Operations	(0.60)	(3.80)	2.36	0.73	1.04	0.22
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0.02)	–	(0.03)	–
Distributions from Realized Gains	–	(0.15)	(0.10)	–	–	–
Tax Return of Capital Distribution	–	(0.02)	–	–	–	–

Total Dividends and Distributions	–	(0.17)	(0.12)	–	(0.03)	–

Net Asset Value, End of Period	$ 5.68	$ 6.28	$ 10.25	$ 8.01	$ 7.28	$ 6.27

Total Return	(9.55)%(d)	(37.67)%	29.90%	10.03%	16.68%	3.64%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 34,728	$ 28,378	$ 25,974	$ 14,809	$ 3,811	$ 53
Ratio of Expenses to Average Net Assets	1.03%(e)	1.00%	0.97%	0.92%	0.93%	0.93%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	0.93%(g)
Ratio of Net Investment Income to Average Net Assets	0.35%(e)	0.14%	0.15%	0.30%	0.02%	(0.04)%
Portfolio Turnover Rate	96.6%(e)	88.8%	113.1%(h)	93.5%	169.0%(i)	59.8%

See accompanying notes.

586

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 6.20	$ 10.12	$ 7.91	$ 7.17	$ 6.18	$ 5.95
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01	0.03	0.02	0.03	0.03	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.60)	(3.76)	2.32	0.71	0.99	0.22

Total From Investment Operations	(0.59)	(3.73)	2.34	0.74	1.02	0.23
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.02)	(0.03)	–	(0.03)	–
Distributions from Realized Gains	–	(0.15)	(0.10)	–	–	–
Tax Return of Capital Distribution	–	(0.02)	–	–	–	–

Total Dividends and Distributions	–	(0.19)	(0.13)	–	(0.03)	–

Net Asset Value, End of Period	$ 5.61	$ 6.20	$ 10.12	$ 7.91	$ 7.17	$ 6.18

Total Return	(9.52)%(d)	(37.58)%	30.07%	10.32%	16.61%	3.87%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 67,324	$ 66,974	$ 96,875	$ 47,115	$ 3,503	$ 2,299
Ratio of Expenses to Average Net Assets	0.91%(e)	0.88%	0.86%	0.80%	0.81%	0.81%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	0.81%(g)
Ratio of Net Investment Income to Average Net Assets	0.47%(e)	0.29%	0.24%	0.41%	0.50%	0.09%
Portfolio Turnover Rate	96.6%(e)	88.8%	113.1%(h)	93.5%	169.0%(i)	59.8%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

(g)	Expense ratio without commission rebates.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth Fund.

(i)	Portfolio turnover rate excludes approximately $289,113,000 of securities from the acquisition of Principal Growth Fund, Inc.

See accompanying notes.

587

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND I

Class J shares

Net Asset Value, Beginning of Period	$ 5.00	$ 8.88	$ 7.79	$ 7.63	$ 6.91	$ 6.70
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)	(0.05)	(0.04)	(0.02)	(0.04)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	0.35	(3.43)	1.50	0.49	0.79	0.27

Total From Investment Operations	0.34	(3.48)	1.46	0.47	0.75	0.21
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0.03)	–
Distributions from Realized Gains	–	(0.40)	(0.37)	(0.31)	–	–

Total Dividends and Distributions	–	(0.40)	(0.37)	(0.31)	(0.03)	–

Net Asset Value, End of Period	$ 5.34	$ 5.00	$ 8.88	$ 7.79	$ 7.63	$ 6.91

Total Return(c)	6.80%(d)	(40.88)%	19.46%	6.09%	10.94%	3.13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 30,967	$ 28,875	$ 52,111	$ 37,584	$ 27,706	$ 17,673
Ratio of Expenses to Average Net Assets	1.54%(e)	1.42%	1.47%	1.54%	1.65%	1.72%
Ratio of Gross Expenses to Average Net Assets(f)	1.59%(e)	–	–	1.54%	1.65%	1.78%(g)
Ratio of Net Investment Income to Average Net Assets	(0.59)%(e)	(0.68)%	(0.47)%	(0.31)%	(0.49)%	(0.82)%
Portfolio Turnover Rate	68.2%(e)	64.5%	47.7%	58.5%	66.5%(h)	157.8%

	2009(a)	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND I

Institutional shares

Net Asset Value, Beginning of Period	$ 5.45	$ 9.59	$ 8.36	$ 8.11	$ 7.28	$ 7.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	–	0.02	0.04	0.04	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.38	(3.73)	1.62	0.52	0.83	0.28

Total From Investment Operations	0.38	(3.73)	1.64	0.56	0.87	0.30
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.01)	(0.04)	–	(0.04)	(0.02)
Distributions from Realized Gains	–	(0.40)	(0.37)	(0.31)	–	–

Total Dividends and Distributions	–	(0.41)	(0.41)	(0.31)	(0.04)	(0.02)

Net Asset Value, End of Period	$ 5.83	$ 5.45	$ 9.59	$ 8.36	$ 8.11	$ 7.28

Total Return	6.99%(d)	(40.50)%	20.38%	6.86%	11.98%	4.28%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,226,848	$ 1,089,367	$ 1,668,453	$ 926,591	$ 775,660	$ 625,707
Ratio of Expenses to Average Net Assets	0.74%(e)	0.73%	0.73%	0.74%	0.74%	0.68%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	0.75%(g)
Ratio of Net Investment Income to Average Net Assets	0.20%(e)	0.00%	0.26%	0.52%	0.48%	0.23%
Portfolio Turnover Rate	68.2%(e)	64.5%	47.7%	58.5%	66.5%(h)	157.8%

	2009(a)	2008	2007	2006	2005

LARGECAP GROWTH FUND I

R-1 shares

Net Asset Value, Beginning of Period	$ 5.28	$ 9.38	$ 8.22	$ 8.04	$ 7.29
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)	(0.07)	(0.05)	(0.04)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	0.37	(3.63)	1.58	0.53	0.86

Total From Investment Operations	0.35	(3.70)	1.53	0.49	0.79
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0.04)
Distributions from Realized Gains	–	(0.40)	(0.37)	(0.31)	–

Total Dividends and Distributions	–	(0.40)	(0.37)	(0.31)	(0.04)

Net Asset Value, End of Period	$ 5.63	$ 5.28	$ 9.38	$ 8.22	$ 8.04

Total Return	6.63%(d)	(41.05)%	19.29%	6.02%	10.78%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,209	$ 1,049	$ 1,480	$ 834	$ 250
Ratio of Expenses to Average Net Assets	1.62%(e)	1.61%	1.61%	1.62%	1.62%
Ratio of Net Investment Income to Average Net Assets	(0.68)%(e)	(0.88)%	(0.62)%	(0.49)%	(0.92)%
Portfolio Turnover Rate	68.2%(e)	64.5%	47.7%	58.5%	66.5%(h)

See accompanying notes.

588

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND I

R-2 shares

Net Asset Value, Beginning of Period	$ 5.15	$ 9.15	$ 8.02	$ 7.84	$ 7.09	$ 6.85
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)	(0.06)	(0.04)	(0.01)	(0.02)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	0.36	(3.54)	1.54	0.50	0.81	0.28

Total From Investment Operations	0.35	(3.60)	1.50	0.49	0.79	0.24
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0.04)	–
Distributions from Realized Gains	–	(0.40)	(0.37)	(0.31)	–	–

Total Dividends and Distributions	–	(0.40)	(0.37)	(0.31)	(0.04)	–

Net Asset Value, End of Period	$ 5.50	$ 5.15	$ 9.15	$ 8.02	$ 7.84	$ 7.09

Total Return	6.80%(d)	(40.99)%	19.41%	6.18%	11.10%	3.50%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,487	$ 7,234	$ 18,098	$ 18,690	$ 22,933	$ 20,800
Ratio of Expenses to Average Net Assets	1.49%(e)	1.48%	1.48%	1.49%	1.49%	1.43%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.50%(g)
Ratio of Net Investment Income to Average Net Assets	(0.55)%(e)	(0.75)%	(0.45)%	(0.18)%	(0.27)%	(0.52)%
Portfolio Turnover Rate	68.2%(e)	64.5%	47.7%	58.5%	66.5%(h)	157.8%

	2009(a)	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND I

R-3 shares

Net Asset Value, Beginning of Period	$ 5.33	$ 9.43	$ 8.24	$ 8.03	$ 7.25	$ 6.99
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)	(0.04)	(0.02)	–	–	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	0.37	(3.66)	1.58	0.52	0.82	0.28

Total From Investment Operations	0.36	(3.70)	1.56	0.52	0.82	0.26
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0.04)	–
Distributions from Realized Gains	–	(0.40)	(0.37)	(0.31)	–	–

Total Dividends and Distributions	–	(0.40)	(0.37)	(0.31)	(0.04)	–

Net Asset Value, End of Period	$ 5.69	$ 5.33	$ 9.43	$ 8.24	$ 8.03	$ 7.25

Total Return	6.75%(d)	(40.83)%	19.62%	6.42%	11.29%	3.72%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,584	$ 13,763	$ 26,373	$ 28,652	$ 32,154	$ 31,356
Ratio of Expenses to Average Net Assets	1.31%(e)	1.30%	1.30%	1.31%	1.31%	1.25%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.32%(g)
Ratio of Net Investment Income to Average Net Assets	(0.36)%(e)	(0.56)%	(0.26)%	(0.03)%	(0.05)%	(0.35)%
Portfolio Turnover Rate	68.2%(e)	64.5%	47.7%	58.5%	66.5%(h)	157.8%

	2009(a)	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND I

R-4 shares

Net Asset Value, Beginning of Period	$ 5.31	$ 9.39	$ 8.19	$ 7.98	$ 7.19	$ 6.92
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	(0.03)	(0.01)	0.03	0.01	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.37	(3.65)	1.59	0.49	0.82	0.28

Total From Investment Operations	0.37	(3.68)	1.58	0.52	0.83	0.27
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0.01)	–	(0.04)	–
Distributions from Realized Gains	–	(0.40)	(0.37)	(0.31)	–	–

Total Dividends and Distributions	–	(0.40)	(0.38)	(0.31)	(0.04)	–

Net Asset Value, End of Period	$ 5.68	$ 5.31	$ 9.39	$ 8.19	$ 7.98	$ 7.19

Total Return	6.97%(d)	(40.78)%	19.97%	6.46%	11.54%	3.90%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,181	$ 3,767	$ 6,315	$ 3,732	$ 3,441	$ 4,064
Ratio of Expenses to Average Net Assets	1.12%(e)	1.11%	1.11%	1.12%	1.12%	1.07%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.13%(g)
Ratio of Net Investment Income to Average Net Assets	(0.17)%(e)	(0.38)%	(0.11)%	0.41%	0.16%	(0.17)%
Portfolio Turnover Rate	68.2%(e)	64.5%	47.7%	58.5%	66.5%(h)	157.8%

See accompanying notes.

589

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND I

R-5 shares

Net Asset Value, Beginning of Period	$ 5.38	$ 9.50	$ 8.28	$ 8.05	$ 7.25	$ 6.96
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	(0.02)	–	0.02	0.02	–
Net Realized and Unrealized Gain (Loss) on Investments	0.38	(3.70)	1.61	0.52	0.82	0.29

Total From Investment Operations	0.38	(3.72)	1.61	0.54	0.84	0.29
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0.02)	–	(0.04)	–
Distributions from Realized Gains	–	(0.40)	(0.37)	(0.31)	–	–

Total Dividends and Distributions	–	(0.40)	(0.39)	(0.31)	(0.04)	–

Net Asset Value, End of Period	$ 5.76	$ 5.38	$ 9.50	$ 8.28	$ 8.05	$ 7.25

Total Return	7.06%(d)	(40.73)%	20.14%	6.66%	11.59%	4.18%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15,127	$ 14,195	$ 34,416	$ 28,122	$ 29,758	$ 26,763
Ratio of Expenses to Average Net Assets	1.00%(e)	0.99%	0.99%	1.00%	1.00%	0.94%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.01%(g)
Ratio of Net Investment Income to Average Net Assets	(0.06)%(e)	(0.26)%	0.02%	0.25%	0.23%	(0.03)%
Portfolio Turnover Rate	68.2%(e)	64.5%	47.7%	58.5%	66.5%(h)	157.8%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

(g)	Expense ratio without commission rebates.

(h)	Portfolio turnover rate excludes approximately $62,466,000 of securities from the acquisition of Principal Partners Equity Growth Fund, Inc.

See accompanying notes.

590

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND II

Class J shares

Net Asset Value, Beginning of Period	$ 5.48	$ 9.30	$ 8.43	$ 7.71	$ 7.38	$ 7.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	(0.03)	(0.05)	(0.05)	(0.03)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(0.17)	(2.86)	1.65	0.86	0.51	0.44

Total From Investment Operations	(0.17)	(2.89)	1.60	0.81	0.48	0.38
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0.02)	–
Distributions from Realized Gains	–	(0.93)	(0.73)	(0.09)	(0.13)	–

Total Dividends and Distributions	–	(0.93)	(0.73)	(0.09)	(0.15)	–

Net Asset Value, End of Period	$ 5.31	$ 5.48	$ 9.30	$ 8.43	$ 7.71	$ 7.38

Total Return(c)	(3.10)%(d)	(34.44)%	20.52%	10.56%	6.52%	5.43%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 18,963	$ 19,225	$ 30,363	$ 13,866	$ 10,661	$ 7,723
Ratio of Expenses to Average Net Assets	1.71%(e)	1.59%	1.75%	1.75%	1.75%	1.79%
Ratio of Gross Expenses to Average Net Assets(f)	1.76%(e)	–	–	1.87%	2.00%	2.10%
Ratio of Net Investment Income to Average Net Assets	(0.10)%(e)	(0.41)%	(0.59)%	(0.66)%	(0.45)%	(0.88)%
Portfolio Turnover Rate	124.2%(e)	132.4%	138.3%(g)	143.4%	95.2%	124.7%

	2009(a)	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND II

Institutional shares

Net Asset Value, Beginning of Period	$ 6.01	$ 10.05	$ 8.99	$ 8.17	$ 7.76	$ 7.30
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02	0.02	0.02	0.01	0.01	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.18)	(3.13)	1.78	0.91	0.56	0.47

Total From Investment Operations	(0.16)	(3.11)	1.80	0.92	0.57	0.46
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.04)	–	(0.01)	(0.01)	(0.03)	–
Distributions from Realized Gains	–	(0.93)	(0.73)	(0.09)	(0.13)	–

Total Dividends and Distributions	(0.04)	(0.93)	(0.74)	(0.10)	(0.16)	–

Net Asset Value, End of Period	$ 5.81	$ 6.01	$ 10.05	$ 8.99	$ 8.17	$ 7.76

Total Return	(2.68)%(d)	(34.03)%	21.56%	11.30%	7.31%	6.30%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,300,208	$ 1,330,829	$ 750,044	$ 766,512	$ 715,195	$ 170,809
Ratio of Expenses to Average Net Assets	0.94%(e)	0.94%	0.99%	0.99%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	0.68%(e)	0.22%	0.19%	0.11%	0.12%	(0.10)%
Portfolio Turnover Rate	124.2%(e)	132.4%	138.3%(g)	143.4%	95.2%	124.7%

	2009(a)	2008	2007	2006	2005

LARGECAP GROWTH FUND II

R-1 shares

Net Asset Value, Beginning of Period	$ 5.80	$ 9.81	$ 8.86	$ 8.11	$ 7.76
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)	(0.05)	(0.07)	(0.06)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(0.17)	(3.03)	1.75	0.90	0.57

Total From Investment Operations	(0.18)	(3.08)	1.68	0.84	0.50
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0.02)
Distributions from Realized Gains	–	(0.93)	(0.73)	(0.09)	(0.13)

Total Dividends and Distributions	–	(0.93)	(0.73)	(0.09)	(0.15)

Net Asset Value, End of Period	$ 5.62	$ 5.80	$ 9.81	$ 8.86	$ 8.11

Total Return	(3.10)%(d)	(34.60)%	20.42%	10.41%	6.44%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 973	$ 889	$ 1,727	$ 420	$ 164
Ratio of Expenses to Average Net Assets	1.82%(e)	1.82%	1.87%	1.87%	1.88%
Ratio of Net Investment Income to Average Net Assets	(0.21)%(e)	(0.65)%	(0.73)%	(0.77)%	(0.84)%
Portfolio Turnover Rate	124.2%(e)	132.4%	138.3%(g)	143.4%	95.2%

See accompanying notes.

591

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND II

R-2 shares

Net Asset Value, Beginning of Period	$ 5.62	$ 9.52	$ 8.61	$ 7.87	$ 7.54	$ 7.14
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	(0.04)	(0.05)	(0.05)	(0.04)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(0.17)	(2.93)	1.69	0.88	0.52	0.46

Total From Investment Operations	(0.17)	(2.97)	1.64	0.83	0.48	0.40
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0.02)	–
Distributions from Realized Gains	–	(0.93)	(0.73)	(0.09)	(0.13)	–

Total Dividends and Distributions	–	(0.93)	(0.73)	(0.09)	(0.15)	–

Net Asset Value, End of Period	$ 5.45	$ 5.62	$ 9.52	$ 8.61	$ 7.87	$ 7.54

Total Return	(3.02)%(d)	(34.50)%	20.55%	10.60%	6.38%	5.60%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,419	$ 7,131	$ 14,150	$ 12,511	$ 13,504	$ 7,582
Ratio of Expenses to Average Net Assets	1.69%(e)	1.69%	1.74%	1.74%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	(0.07)%(e)	(0.50)%	(0.56)%	(0.65)%	(0.46)%	(0.85)%
Portfolio Turnover Rate	124.2%(e)	132.4%	138.3%(g)	143.4%	95.2%	124.7%

	2009(a)	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND II

R-3 shares

Net Asset Value, Beginning of Period	$ 5.71	$ 9.65	$ 8.69	$ 7.94	$ 7.58	$ 7.18
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	(0.03)	(0.03)	(0.04)	(0.02)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(0.17)	(2.98)	1.72	0.88	0.53	0.45

Total From Investment Operations	(0.17)	(3.01)	1.69	0.84	0.51	0.40
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0.02)	–
Distributions from Realized Gains	–	(0.93)	(0.73)	(0.09)	(0.13)	–

Total Dividends and Distributions	–	(0.93)	(0.73)	(0.09)	(0.15)	–

Net Asset Value, End of Period	$ 5.54	$ 5.71	$ 9.65	$ 8.69	$ 7.94	$ 7.58

Total Return	(2.98)%(d)	(34.43)%	20.96%	10.64%	6.76%	5.57%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,842	$ 5,857	$ 9,884	$ 8,440	$ 8,540	$ 6,532
Ratio of Expenses to Average Net Assets	1.51%(e)	1.51%	1.56%	1.56%	1.57%	1.57%
Ratio of Net Investment Income to Average Net Assets	0.11%(e)	(0.32)%	(0.39)%	(0.47)%	(0.27)%	(0.66)%
Portfolio Turnover Rate	124.2%(e)	132.4%	138.3%(g)	143.4%	95.2%	124.7%

	2009(a)	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND II

R-4 shares

Net Asset Value, Beginning of Period	$ 5.81	$ 9.79	$ 8.80	$ 8.02	$ 7.64	$ 7.22
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01	(0.01)	(0.02)	(0.02)	(0.02)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.17)	(3.04)	1.74	0.89	0.55	0.46

Total From Investment Operations	(0.16)	(3.05)	1.72	0.87	0.53	0.42
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0.02)	–
Distributions from Realized Gains	–	(0.93)	(0.73)	(0.09)	(0.13)	–

Total Dividends and Distributions	–	(0.93)	(0.73)	(0.09)	(0.15)	–

Net Asset Value, End of Period	$ 5.65	$ 5.81	$ 9.79	$ 8.80	$ 8.02	$ 7.64

Total Return	(2.75)%(d)	(34.34)%	21.06%	10.91%	6.99%	5.82%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,443	$ 6,937	$ 22,117	$ 18,798	$ 15,970	$ 1,940
Ratio of Expenses to Average Net Assets	1.32%(e)	1.32%	1.37%	1.37%	1.38%	1.38%
Ratio of Net Investment Income to Average Net Assets	0.29%(e)	(0.11)%	(0.20)%	(0.28)%	(0.24)%	(0.48)%
Portfolio Turnover Rate	124.2%(e)	132.4%	138.3%(g)	143.4%	95.2%	124.7%

See accompanying notes.

592

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

LARGECAP GROWTH FUND II

R-5 shares

Net Asset Value, Beginning of Period	$ 5.87	$ 9.86	$ 8.85	$ 8.05	$ 7.67	$ 7.25
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01	–	(0.01)	(0.01)	–	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(0.17)	(3.06)	1.75	0.90	0.54	0.45

Total From Investment Operations	(0.16)	(3.06)	1.74	0.89	0.54	0.42
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)	–	–	–	(0.03)	–
Distributions from Realized Gains	–	(0.93)	(0.73)	(0.09)	(0.13)	–

Total Dividends and Distributions	(0.02)	(0.93)	(0.73)	(0.09)	(0.16)	–

Net Asset Value, End of Period	$ 5.69	$ 5.87	$ 9.86	$ 8.85	$ 8.05	$ 7.67

Total Return	(2.78)%(d)	(34.19)%	21.17%	11.12%	6.97%	5.79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 16,374	$ 16,528	$ 24,856	$ 17,520	$ 20,415	$ 15,288
Ratio of Expenses to Average Net Assets	1.20%(e)	1.20%	1.25%	1.25%	1.26%	1.26%
Ratio of Net Investment Income to Average Net Assets	0.41%(e)	(0.03)%	(0.08)%	(0.18)%	0.05%	(0.39)%
Portfolio Turnover Rate	124.2%(e)	132.4%	138.3%(g)	143.4%	95.2%	124.7%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager, Underwriter and/or custodian.

(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Partners LargeCap Growth Fund.

See accompanying notes.

593

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

LARGECAP S&P 500 INDEX FUND

Class J shares

Net Asset Value, Beginning of Period	$ 6.79	$ 10.95	$ 9.76	$ 8.56	$ 8.62	$ 7.99
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06	0.14	0.13	0.11	0.10	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(0.67)	(4.05)	1.19	1.21	0.56	0.58

Total From Investment Operations	(0.61)	(3.91)	1.32	1.32	0.66	0.65
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.13)	(0.10)	(0.08)	(0.13)	(0.02)
Distributions from Realized Gains	–	(0.12)	(0.03)	(0.04)	(0.59)	–

Total Dividends and Distributions	(0.13)	(0.25)	(0.13)	(0.12)	(0.72)	(0.02)

Net Asset Value, End of Period	$ 6.05	$ 6.79	$ 10.95	$ 9.76	$ 8.56	$ 8.62

Total Return(c)	(8.95)%(d)	(36.51)%	13.73%	15.48%	7.72%	8.19%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 221,185	$ 247,433	$ 423,409	$ 371,614	$ 309,862	$ 247,010
Ratio of Expenses to Average Net Assets	0.77%(e)	0.69%	0.75%	0.82%	0.86%	0.90%
Ratio of Gross Expenses to Average Net Assets(f)	0.82%(e)	–	–	–	–	0.90%
Ratio of Net Investment Income to Average Net Assets	2.18%(e)	1.54%	1.24%	1.16%	1.20%	0.78%
Portfolio Turnover Rate	7.9%(e)	8.2%	5.6%	3.7%	11.5%(g)	67.3%

	2009(a)	2008	2007	2006	2005	2004

LARGECAP S&P 500 INDEX FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 6.87	$ 11.08	$ 9.88	$ 8.67	$ 8.67	$ 8.04
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.08	0.19	0.19	0.16	0.13	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(0.67)	(4.09)	1.21	1.23	0.59	0.60

Total From Investment Operations	(0.59)	(3.90)	1.40	1.39	0.72	0.73
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.19)	(0.17)	(0.14)	(0.13)	(0.10)
Distributions from Realized Gains	–	(0.12)	(0.03)	(0.04)	(0.59)	–

Total Dividends and Distributions	(0.18)	(0.31)	(0.20)	(0.18)	(0.72)	(0.10)

Net Asset Value, End of Period	$ 6.10	$ 6.87	$ 11.08	$ 9 .88	$ 8.67	$ 8.67

Total Return	(8.60)%(d)	(36.15)%	14.42%	16.22%	8.48%	9.10%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 116,053	$ 112,221	$ 87,900	$ 30,128	$ 4,270	$ 10
Ratio of Expenses to Average Net Assets	0.18%(e)	0.16%	0.15%	0.15%	0.15%	0.15%
Ratio of Gross Expenses to Average Net Assets(h)	0.20%(e)	–	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	2.76%(e)	2.05%	1.79%	1.74%	1.65%	1.55%
Portfolio Turnover Rate	7.9%(e)	8.2%	5.6%	3.7%	11.5%(g)	67.3%

	2009(a)	2008	2007	2006	2005

LARGECAP S&P 500 INDEX FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 6.81	$ 10.99	$ 9.80	$ 8.61	$ 8.68
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.11	0.10	0.08	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.66)	(4.07)	1.20	1.21	0.58

Total From Investment Operations	(0.61)	(3.96)	1.30	1.29	0.64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.10)	(0.08)	(0.06)	(0.12)
Distributions from Realized Gains	–	(0.12)	(0.03)	(0.04)	(0.59)

Total Dividends and Distributions	(0.10)	(0.22)	(0.11)	(0.10)	(0.71)

Net Asset Value, End of Period	$ 6.10	$ 6.81	$ 10.99	$ 9.80	$ 8.61

Total Return	(9.03)%(d)	(36.75)%	13.43%	15.07%	7.53%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,812	$ 7,825	$ 13,456	$ 7,086	$ 1,312
Ratio of Expenses to Average Net Assets	1.04%(e)	1.04%	1.03%	1.03%	1.03%
Ratio of Net Investment Income to Average Net Assets	1.87%(e)	1.19%	0.94%	0.88%	0.66%
Portfolio Turnover Rate	7.9%(e)	8.2%	5.6%	3.7%	11.5%(g)

See accompanying notes.

594

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

LARGECAP S&P 500 INDEX FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 6.84	$ 11.03	$ 9.84	$ 8.63	$ 8.69	$ 8.06
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06	0.12	0.11	0.10	0.10	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(0.67)	(4.08)	1.20	1.22	0.56	0.59

Total From Investment Operations	(0.61)	(3.96)	1.31	1.32	0.66	0.66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.11)	(0.11)	(0.09)	(0.07)	(0.13)	(0.03)
Distributions from Realized Gains	–	(0.12)	(0.03)	(0.04)	(0.59)	–

Total Dividends and Distributions	(0.11)	(0.23)	(0.12)	(0.11)	(0.72)	(0.03)

Net Asset Value, End of Period	$ 6.12	$ 6.84	$ 11.03	$ 9.84	$ 8.63	$ 8.69

Total Return	(8.89)%(d)	(36.62)%	13.52%	15.41%	7.65%	8.26%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 37,277	$ 41,405	$ 70,976	$ 70,430	$ 60,110	$ 50,014
Ratio of Expenses to Average Net Assets	0.91%(e)	0.91%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Income to Average Net Assets	2.04%(e)	1.32%	1.10%	1.08%	1.17%	0.77%
Portfolio Turnover Rate	7.9%(e)	8.2%	5.6%	3.7%	11.5%(g)	67.3%

	2009(a)	2008	2007	2006	2005	2004

LARGECAP S&P 500 INDEX FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 6.85	$ 11.06	$ 9.86	$ 8.66	$ 8.70	$ 8.06
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06	0.14	0.13	0.11	0.12	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(0.66)	(4.10)	1.21	1.22	0.56	0.61

Total From Investment Operations	(0.60)	(3.96)	1.34	1.33	0.68	0.69
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.13)	(0.11)	(0.09)	(0.13)	(0.05)
Distributions from Realized Gains	–	(0.12)	(0.03)	(0.04)	(0.59)	–

Total Dividends and Distributions	(0.13)	(0.25)	(0.14)	(0.13)	(0.72)	(0.05)

Net Asset Value, End of Period	$ 6.12	$ 6.85	$ 11.06	$ 9.86	$ 8.66	$ 8.70

Total Return	(8.76)%(d)	(36.59)%	13.80%	15.45%	7.91%	8.58%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 108,119	$ 118,216	$ 181,330	$ 129,817	$ 103,889	$ 91,855
Ratio of Expenses to Average Net Assets	0.73%(e)	0.73%	0.72%	0.72%	0.72%	0.72%
Ratio of Net Investment Income to Average Net Assets	2.22%(e)	1.49%	1.27%	1.25%	1.36%	0.95%
Portfolio Turnover Rate	7.9%(e)	8.2%	5.6%	3.7%	11.5%(g)	67.3%

	2009(a)	2008	2007	2006	2005	2004

LARGECAP S&P 500 INDEX FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 6.89	$ 11.11	$ 9.91	$ 8.69	$ 8.72	$ 8.08
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07	0.15	0.15	0.13	0.13	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(0.68)	(4.10)	1.21	1.23	0.56	0.61

Total From Investment Operations	(0.61)	(3.95)	1.36	1.36	0.69	0.71
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)	(0.15)	(0.13)	(0.10)	(0.13)	(0.07)
Distributions from Realized Gains	–	(0.12)	(0.03)	(0.04)	(0.59)	–

Total Dividends and Distributions	(0.15)	(0.27)	(0.16)	(0.14)	(0.72)	(0.07)

Net Asset Value, End of Period	$ 6.13	$ 6.89	$ 11.11	$ 9.91	$ 8.69	$ 8.72

Total Return	(8.82)%(d)	(36.39)%	13.94%	15.85%	8.03%	8.77%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 69,583	$ 67,528	$ 63,469	$ 40,489	$ 16,902	$ 10,000
Ratio of Expenses to Average Net Assets	0.54%(e)	0.54%	0.53%	0.53%	0.53%	0.53%
Ratio of Net Investment Income to Average Net Assets	2.38%(e)	1.67%	1.45%	1.41%	1.49%	1.13%
Portfolio Turnover Rate	7.9%(e)	8.2%	5.6%	3.7%	11.5%(g)	67.3%
See accompanying notes.

595

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

LARGECAP S&P 500 INDEX FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 6.93	$ 11.17	$ 9.96	$ 8.74	$ 8.75	$ 8.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07	0.17	0.17	0.14	0.14	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(0.67)	(4.13)	1.21	1.24	0.57	0.60

Total From Investment Operations	(0.60)	(3.96)	1.38	1.38	0.71	0.71
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.16)	(0.16)	(0.14)	(0.12)	(0.13)	(0.08)
Distributions from Realized Gains	–	(0.12)	(0.03)	(0.04)	(0.59)	–

Total Dividends and Distributions	(0.16)	(0.28)	(0.17)	(0.16)	(0.72)	(0.08)

Net Asset Value, End of Period	$ 6.17	$ 6.93	$ 11.17	$ 9.96	$ 8.74	$ 8.75

Total Return	(8.74)%(d)	(36.30)%	14.11%	15.89%	8.25%	8.72%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 134,637	$ 139,495	$ 250,112	$ 213,092	$ 156,818	$ 122,210
Ratio of Expenses to Average Net Assets	0.42%(e)	0.42%	0.41%	0.41%	0.41%	0.41%
Ratio of Net Investment Income to Average Net Assets	2.52%(e)	1.81%	1.59%	1.56%	1.66%	1.26%
Portfolio Turnover Rate	7.9%(e)	8.2%	5.6%	3.7%	11.5%(g)	67.3%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

(g)	Portfolio turnover rate excludes approximately $71,356,000 of securities from the acquisition of Principal LargeCap Stock Index Fund, Inc.

(h)	Excludes expense reimbursement from Manager.

See accompanying notes.

596

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

LARGECAP VALUE FUND

Class J shares

Net Asset Value, Beginning of Period	$ 7.83	$ 13.37	$ 12.94	$ 11.19	$ 10.61	$ 9.74
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.08	0.17	0.16	0.14	0.10	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(1.13)	(4.53)	0.99	1.95	0.98	0.82

Total From Investment Operations	(1.05)	(4.36)	1.15	2.09	1.08	0.88
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)	(0.14)	(0.12)	(0.05)	(0.12)	(0.01)
Distributions from Realized Gains	–	(1.04)	(0.60)	(0.29)	(0.38)	–

Total Dividends and Distributions	(0.15)	(1.18)	(0.72)	(0.34)	(0.50)	(0.01)

Net Asset Value, End of Period	$ 6.63	$ 7.83	$ 13.37	$ 12 .94	$ 11.19	$ 10.61

Total Return(c)	(13.54)%(d)	(35.55)%	9.32%	19.11%	10.45%	9.07%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 32,468	$ 38,836	$ 60,957	$ 50,418	$ 28,185	$ 18,334
Ratio of Expenses to Average Net Assets	1.24%(e)	1.09%	1.11%	1.21%	1.31%	1.35%
Ratio of Gross Expenses to Average Net Assets(f)	1.29%(e)	–	–	–	–	1.36%(g)
Ratio of Net Investment Income to Average Net Assets	2.48%(e)	1.66%	1.22%	1.14%	0.93%	0.62%
Portfolio Turnover Rate	159.2%(e)	132.1%	100.3%	92.8%	181.1%(h)	228.4%

	2009(a)	2008	2007	2006	2005	2004

LARGECAP VALUE FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 7.95	$ 13.56	$ 13.13	$ 11.36	$ 10.67	$ 9.82
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.11	0.24	0.25	0.23	0.20	0.16
Net Realized and Unrealized Gain (Loss) on Investments	(1.15)	(4.59)	1.01	1.98	1.00	0.81

Total From Investment Operations	(1.04)	(4.35)	1.26	2.21	1.20	0.97
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)	(0.22)	(0.23)	(0.15)	(0.13)	(0.12)
Distributions from Realized Gains	–	(1.04)	(0.60)	(0.29)	(0.38)	–

Total Dividends and Distributions	(0.21)	(1.26)	(0.83)	(0.44)	(0.51)	(0.12)

Net Asset Value, End of Period	$ 6.70	$ 7.95	$ 13.56	$ 13.13	$ 11.36	$ 10.67

Total Return	(13.21)%(d)	(35.15)%	10.04%	19.99%	11.54%	9.97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 448,021	$ 392,068	$ 467,050	$ 354,854	$ 197,923	$ 97,881
Ratio of Expenses to Average Net Assets	0.46%(e)	0.45%	0.44%	0.45%	0.45%	0.44%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	0.45%(g)
Ratio of Net Investment Income to Average Net Assets	3.24%(e)	2.29%	1.88%	1.91%	1.77%	1.51%
Portfolio Turnover Rate	159.2%(e)	132.1%	100.3%	92.8%	181.1%(h)	228.4%

	2009(a)	2008	2007	2006	2005

LARGECAP VALUE FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 7.88	$ 13.44	$ 13.02	$ 11.27	$ 10.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.08	0.15	0.13	0.12	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(1.15)	(4.55)	1.00	1.97	1.05

Total From Investment Operations	(1.07)	(4.40)	1.13	2.09	1.09
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.12)	(0.11)	(0.05)	(0.13)
Distributions from Realized Gains	–	(1.04)	(0.60)	(0.29)	(0.38)

Total Dividends and Distributions	(0.13)	(1.16)	(0.71)	(0.34)	(0.51)

Net Asset Value, End of Period	$ 6.68	$ 7.88	$ 13.44	$ 13.02	$ 11.27

Total Return	(13.65)%(d)	(35.65)%	9.04%	18.91%	10.38%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 921	$ 647	$ 1,010	$ 692	$ 217
Ratio of Expenses to Average Net Assets	1.34%(e)	1.33%	1.32%	1.33%	1.33%
Ratio of Net Investment Income to Average Net Assets	2.31%(e)	1.40%	1.00%	0.99%	0.37%
Portfolio Turnover Rate	159.2%(e)	132.1%	100.3%	92.8%	181.1%(h)

See accompanying notes.

597

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

LARGECAP VALUE FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 7.88	$ 13.45	$ 13.03	$ 11.28	$ 10.67	$ 9.81
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.08	0.17	0.16	0.14	0.11	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(1.14)	(4.57)	0.99	1.96	1.01	0.82

Total From Investment Operations	(1.06)	(4.40)	1.15	2.10	1.12	0.91
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)	(0.13)	(0.13)	(0.06)	(0.13)	(0.05)
Distributions from Realized Gains	–	(1.04)	(0.60)	(0.29)	(0.38)	–

Total Dividends and Distributions	(0.14)	(1.17)	(0.73)	(0.35)	(0.51)	(0.05)

Net Asset Value, End of Period	$ 6.68	$ 7.88	$ 13.45	$ 13 .03	$ 11.28	$ 10.67

Total Return	(13.55)%(d)	(35.63)%	9.18%	19.05%	10.69%	9.26%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,675	$ 1,735	$ 3,608	$ 4,962	$ 3,993	$ 1,388
Ratio of Expenses to Average Net Assets	1.21%(e)	1.20%	1.19%	1.20%	1.20%	1.19%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.20%(g)
Ratio of Net Investment Income to Average Net Assets	2.35%(e)	1.58%	1.18%	1.19%	0.97%	0.82%
Portfolio Turnover Rate	159.2%(e)	132.1%	100.3%	92.8%	181.1%(h)	228.4%

	2009(a)	2008	2007	2006	2005	2004

LARGECAP VALUE FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 7.87	$ 13.44	$ 13.02	$ 11.26	$ 10.65	$ 9.77
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.08	0.18	0.17	0.16	0.17	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(1.13)	(4.56)	1.00	1.97	0.95	0.86

Total From Investment Operations	(1.05)	(4.38)	1.17	2.13	1.12	0.95
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.16)	(0.15)	(0.15)	(0.08)	(0.13)	(0.07)
Distributions from Realized Gains	–	(1.04)	(0.60)	(0.29)	(0.38)	–

Total Dividends and Distributions	(0.16)	(1.19)	(0.75)	(0.37)	(0.51)	(0.07)

Net Asset Value, End of Period	$ 6.66	$ 7.87	$ 13.44	$ 13 .02	$ 11.26	$ 10.65

Total Return	(13.46)%(d)	(35.53)%	9.39%	19.39%	10.73%	9.71%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,438	$ 1,969	$ 3,258	$ 2,910	$ 652	$ 911
Ratio of Expenses to Average Net Assets	1.03%(e)	1.02%	1.01%	1.02%	1.02%	1.02%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.02%(g)
Ratio of Net Investment Income to Average Net Assets	2.62%(e)	1.73%	1.32%	1.29%	1.48%	0.87%
Portfolio Turnover Rate	159.2%(e)	132.1%	100.3%	92.8%	181.1%(h)	228.4%

	2009(a)	2008	2007	2006	2005	2004

LARGECAP VALUE FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 7.89	$ 13.46	$ 13.04	$ 11.28	$ 10.64	$ 9.79
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.09	0.20	0.20	0.18	0.13	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(1.13)	(4.56)	1.00	1.97	1.02	0.81

Total From Investment Operations	(1.04)	(4.36)	1.20	2.15	1.15	0.93
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.17)	(0.18)	(0.10)	(0.13)	(0.08)
Distributions from Realized Gains	–	(1.04)	(0.60)	(0.29)	(0.38)	–

Total Dividends and Distributions	(0.18)	(1.21)	(0.78)	(0.39)	(0.51)	(0.08)

Net Asset Value, End of Period	$ 6.67	$ 7.89	$ 13.46	$ 13 .04	$ 11.28	$ 10.64

Total Return	(13.33)%(d)	(35.36)%	9.60%	19.57%	11.05%	9.58%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,375	$ 1,438	$ 1,928	$ 1,278	$ 739	$ 15
Ratio of Expenses to Average Net Assets	0.84%(e)	0.83%	0.82%	0.83%	0.83%	0.83%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	0.83%(g)
Ratio of Net Investment Income to Average Net Assets	2.87%(e)	1.91%	1.49%	1.51%	1.15%	1.14%
Portfolio Turnover Rate	159.2%(e)	132.1%	100.3%	92.8%	181.1%(h)	228.4%

See accompanying notes.

598

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

LARGECAP VALUE FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 7.95	$ 13.55	$ 13.12	$ 11.35	$ 10.69	$ 9.83
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.10	0.22	0.21	0.20	0.17	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(1.15)	(4.59)	1.01	1.98	1.00	0.83

Total From Investment Operations	(1.05)	(4.37)	1.22	2.18	1.17	0.96
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)	(0.19)	(0.19)	(0.12)	(0.13)	(0.10)
Distributions from Realized Gains	–	(1.04)	(0.60)	(0.29)	(0.38)	–

Total Dividends and Distributions	(0.19)	(1.23)	(0.79)	(0.41)	(0.51)	(0.10)

Net Asset Value, End of Period	$ 6.71	$ 7.95	$ 13.55	$ 13 .12	$ 11.35	$ 10.69

Total Return	(13.40)%(d)	(35.26)%	9.75%	19.69%	11.20%	9.78%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,624	$ 3,015	$ 9,482	$ 9,450	$ 5,810	$ 3,716
Ratio of Expenses to Average Net Assets	0.72%(e)	0.71%	0.70%	0.71%	0.71%	0.70%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	0.71%(g)
Ratio of Net Investment Income to Average Net Assets	2.97%(e)	2.06%	1.62%	1.65%	1.53%	1.27%
Portfolio Turnover Rate	159.2%(e)	132.1%	100.3%	92.8%	181.1%(h)	228.4%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

(g)	Expense ratio without commission rebates.

(h)	Portfolio turnover rate excludes approximately $329,124,000 of securities from the acquisition of Principal Capital Value Fund, Inc.

See accompanying notes.

599

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004(b)

LARGECAP VALUE FUND I

Institutional shares

Net Asset Value, Beginning of Period	$ 8.77	$ 15.02	$ 13.77	$ 11.80	$ 10.53	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.09	0.22	0.20	0.16	0.14	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(0.94)	(5.95)	1.46	2.04	1.17	0.48

Total From Investment Operations	(0.85)	(5.73)	1.66	2.20	1.31	0.53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)	(0.19)	(0.13)	(0.10)	(0.04)	–
Distributions from Realized Gains	–	(0.33)	(0.28)	(0.13)	–	–

Total Dividends and Distributions	(0.19)	(0.52)	(0.41)	(0.23)	(0.04)	–

Net Asset Value, End of Period	$ 7.73	$ 8.77	$ 15.02	$ 13.77	$ 11.80	$ 10.53

Total Return	(9.68)%(d)	(39.42)%	12.33%	18.85%	12.49%	5.30%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 939,770	$ 874,193	$ 1,003,450	$ 563,868	$ 287,911	$ 5,225
Ratio of Expenses to Average Net Assets	0.80%(e)	0.79%	0.79%	0.80%	0.80%	0.80%(e)
Ratio of Net Investment Income to Average Net Assets	2.47%(e)	1.82%	1.37%	1.29%	1.26%	1.22%(e)
Portfolio Turnover Rate	75.0%(e)	52.1%	35.8%	41.3%	58.9%	32.7%(e)

	2009(a)	2008	2007	2006	2005

LARGECAP VALUE FUND I

R-1 shares

Net Asset Value, Beginning of Period	$ 8.70	$ 14.90	$ 13.65	$ 11.71	$ 10.56
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.06	0.12	0.07	0.03	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(0.94)	(5.92)	1.46	2.04	1.14

Total From Investment Operations	(0.88)	(5.80)	1.53	2.07	1.18
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.07)	–	–	(0.03)
Distributions from Realized Gains	–	(0.33)	(0.28)	(0.13)	–

Total Dividends and Distributions	(0.09)	(0.40)	(0.28)	(0.13)	(0.03)

Net Asset Value, End of Period	$ 7.73	$ 8.70	$ 14.90	$ 13 .65	$ 11.71

Total Return	(10.11)%(d)	(39.94)%	11.45%	17.78%	11.23%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,305	$ 3,370	$ 5,520	$ 4,691	$ 390
Ratio of Expenses to Average Net Assets	1.68%(e)	1.68%	1.67%	1.68%	1.68%
Ratio of Net Investment Income to Average Net Assets	1.62%(e)	0.95%	0.52%	0.24%	0.34%
Portfolio Turnover Rate	75.0%(e)	52.1%	35.8%	41.3%	58.9%

	2009(a)	2008	2007	2006	2005	2004(b)

LARGECAP VALUE FUND I

R-2 shares

Net Asset Value, Beginning of Period	$ 8.68	$ 14.86	$ 13.62	$ 11.69	$ 10.50	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.06	0.13	0.09	0.06	0.06	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.93)	(5.90)	1.45	2.01	1.17	0.48

Total From Investment Operations	(0.87)	(5.77)	1.54	2.07	1.23	0.50
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.11)	(0.08)	(0.02)	(0.01)	(0.04)	–
Distributions from Realized Gains	–	(0.33)	(0.28)	(0.13)	–	–

Total Dividends and Distributions	(0.11)	(0.41)	(0.30)	(0.14)	(0.04)	–

Net Asset Value, End of Period	$ 7.70	$ 8.68	$ 14.86	$ 13 .62	$ 11.69	$ 10.50

Total Return	(10.02)%(d)	(39.83)%	11.54%	17.78%	11.69%	5.00%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,575	$ 4,848	$ 6,886	$ 5,462	$ 19	$ 10
Ratio of Expenses to Average Net Assets	1.55%(e)	1.54%	1.54%	1.55%	1.55%	1.55%(e)
Ratio of Net Investment Income to Average Net Assets	1.75%(e)	1.08%	0.64%	0.48%	0.56%	0.47%(e)
Portfolio Turnover Rate	75.0%(e)	52.1%	35.8%	41.3%	58.9%	32.7%(e)

See accompanying notes.

600

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004(b)

LARGECAP VALUE FUND I

R-3 shares

Net Asset Value, Beginning of Period	$ 8.71	$ 14.91	$ 13.66	$ 11.72	$ 10.51	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.07	0.15	0.12	0.09	0.05	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.94)	(5.91)	1.46	2.01	1.20	0.48

Total From Investment Operations	(0.87)	(5.76)	1.58	2.10	1.25	0.51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.11)	(0.05)	(0.03)	(0.04)	–
Distributions from Realized Gains	–	(0.33)	(0.28)	(0.13)	–	–

Total Dividends and Distributions	(0.13)	(0.44)	(0.33)	(0.16)	(0.04)	–

Net Asset Value, End of Period	$ 7.71	$ 8.71	$ 14.91	$ 13 .66	$ 11.72	$ 10.51

Total Return	(10.02)%(d)	(39.72)%	11.79%	18.04%	11.88%	5.10%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,919	$ 4,422	$ 7,005	$ 5,338	$ 376	$ 10
Ratio of Expenses to Average Net Assets	1.37%(e)	1.36%	1.36%	1.37%	1.37%	1.37%(e)
Ratio of Net Investment Income to Average Net Assets	1.95%(e)	1.25%	0.82%	0.70%	0.48%	0.64%(e)
Portfolio Turnover Rate	75.0%(e)	52.1%	35.8%	41.3%	58.9%	32.7%(e)

	2009(a)	2008	2007	2006	2005	2004(b)

LARGECAP VALUE FUND I

R-4 shares

Net Asset Value, Beginning of Period	$ 8.73	$ 14.95	$ 13.69	$ 11.74	$ 10.52	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.08	0.17	0.14	0.11	0.10	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(0.94)	(5.93)	1.47	2.02	1.16	0.48

Total From Investment Operations	(0.86)	(5.76)	1.61	2.13	1.26	0.52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.16)	(0.13)	(0.07)	(0.05)	(0.04)	–
Distributions from Realized Gains	–	(0.33)	(0.28)	(0.13)	–	–

Total Dividends and Distributions	(0.16)	(0.46)	(0.35)	(0.18)	(0.04)	–

Net Asset Value, End of Period	$ 7.71	$ 8.73	$ 14.95	$ 13.69	$ 11.74	$ 10.52

Total Return	(9.90)%(d)	(39.64)%	12.05%	18.32%	11.99%	5.20%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,263	$ 2,386	$ 2,571	$ 1,271	$ 12	$ 11
Ratio of Expenses to Average Net Assets	1.18%(e)	1.17%	1.17%	1.18%	1.18%	1.18%(e)
Ratio of Net Investment Income to Average Net Assets	2.14%(e)	1.46%	0.98%	0.84%	0.92%	0.82%(e)
Portfolio Turnover Rate	75.0%(e)	52.1%	35.8%	41.3%	58.9%	32.7%(e)

	2009(a)	2008	2007	2006	2005	2004(b)

LARGECAP VALUE FUND I

R-5 shares

Net Asset Value, Beginning of Period	$ 8.74	$ 14.98	$ 13.72	$ 11.77	$ 10.52	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.08	0.19	0.16	0.13	0.12	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(0.93)	(5.95)	1.47	2.02	1.17	0.48

Total From Investment Operations	(0.85)	(5.76)	1.63	2.15	1.29	0.52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.16)	(0.15)	(0.09)	(0.07)	(0.04)	–
Distributions from Realized Gains	–	(0.33)	(0.28)	(0.13)	–	–

Total Dividends and Distributions	(0.16)	(0.48)	(0.37)	(0.20)	(0.04)	–

Net Asset Value, End of Period	$ 7.73	$ 8.74	$ 14.98	$ 13.72	$ 11.77	$ 10.52

Total Return	(9.71)%(d)	(39.62)%	12.15%	18.42%	12.28%	5.20%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,294	$ 5,745	$ 9,406	$ 6,758	$ 2,594	$ 11
Ratio of Expenses to Average Net Assets	1.06%(e)	1.05%	1.05%	1.06%	1.06%	1.06%(e)
Ratio of Net Investment Income to Average Net Assets	2.25%(e)	1.58%	1.13%	1.03%	1.02%	0.97%(e)
Portfolio Turnover Rate	75.0%(e)	52.1%	35.8%	41.3%	58.9%	32.7%(e)

(a)	Six months ended April 30, 2009.

(b)	Period from June 1, 2004, date operations commenced, through October 31, 2004.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

See accompanying notes.

601

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.
	(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

LARGECAP VALUE FUND II

Institutional shares

Net Asset Value, Beginning of Period	$ 7.13	$ 12.51	$ 11.71	$ 10.14	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.09	0.21	0.21	0.18	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(0.73)	(4.63)	0.94	1.62	0.02

Total From Investment Operations	(0.64)	(4.42)	1.15	1.80	0.14
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.28)	(0.22)	(0.18)	(0.11)	–
Distributions from Realized Gains	–	(0.74)	(0.17)	(0.12)	–

Total Dividends and Distributions	(0.28)	(0.96)	(0.35)	(0.23)	–

Net Asset Value, End of Period	$ 6.21	$ 7.13	$ 12.51	$ 11.71	$ 10.14

Total Return	(9.04)%(d)	(38.05)%	9.98%	18.08%	1.40%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 98,490	$ 115,577	$ 234,534	$ 242,210	$ 196,340
Ratio of Expenses to Average Net Assets	0.92%(e)	0.87%	0.85%	0.85%	0.85%(e)
Ratio of Gross Expenses to Average Net Assets(f)	0.92%(e)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	2.90%(e)	2.17%	1.72%	1.72%	1.46%(e)
Portfolio Turnover Rate	157.8%(e)	19.7%	19.4%	14.8%	19.8%(e)

	2009(a)	2008	2007	2006	2005(b)

LARGECAP VALUE FUND II

R-1 shares

Net Asset Value, Beginning of Period	$ 7.07	$ 12.40	$ 11.62	$ 10.06	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.06	0.12	0.10	0.08	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(0.73)	(4.59)	0.92	1.62	0.01

Total From Investment Operations	(0.67)	(4.47)	1.02	1.70	0.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.20)	(0.12)	(0.07)	(0.02)	–
Distributions from Realized Gains	–	(0.74)	(0.17)	(0.12)	–

Total Dividends and Distributions	(0.20)	(0.86)	(0.24)	(0.14)	–

Net Asset Value, End of Period	$ 6.20	$ 7.07	$ 12.40	$ 11.62	$ 10.06

Total Return	(9.53)%(d)	(38.53)%	8.91%	17.08%	0.60%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 305	$ 287	$ 155	$ 142	$ 11
Ratio of Expenses to Average Net Assets	1.81%(e)	1.75%	1.73%	1.73%	1.73%(e)
Ratio of Net Investment Income to Average Net Assets	1.96%(e)	1.27%	0.83%	0.75%	0.55%(e)
Portfolio Turnover Rate	157.8%(e)	19.7%	19.4%	14.8%	19.8%(e)

	2009(a)	2008	2007	2006	2005(b)

LARGECAP VALUE FUND II

R-2 shares

Net Asset Value, Beginning of Period	$ 7.08	$ 12.42	$ 11.63	$ 10.08	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.06	0.14	0.12	0.09	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.74)	(4.60)	0.93	1.62	0.02

Total From Investment Operations	(0.68)	(4.46)	1.05	1.71	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.20)	(0.14)	(0.09)	(0.04)	–
Distributions from Realized Gains	–	(0.74)	(0.17)	(0.12)	–

Total Dividends and Distributions	(0.20)	(0.88)	(0.26)	(0.16)	–

Net Asset Value, End of Period	$ 6.20	$ 7.08	$ 12.42	$ 11.63	$ 10.08

Total Return	(9.60)%(d)	(38.47)%	9.13%	17.10%	0.80%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 297	$ 250	$ 299	$ 639	$ 59
Ratio of Expenses to Average Net Assets	1.68%(e)	1.62%	1.60%	1.60%	1.60%(e)
Ratio of Net Investment Income to Average Net Assets	2.02%(e)	1.41%	1.03%	0.83%	0.70%(e)
Portfolio Turnover Rate	157.8%(e)	19.7%	19.4%	14.8%	19.8%(e)

See accompanying notes.

602

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.
	(unaudited)

	2009(a)	2008	2007	2006	2005(b)

LARGECAP VALUE FUND II

R-3 shares

Net Asset Value, Beginning of Period	$ 7.10	$ 12.45	$ 11.66	$ 10.09	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.07	0.16	0.14	0.12	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.74)	(4.61)	0.93	1.63	0.03

Total From Investment Operations	(0.67)	(4.45)	1.07	1.75	0.09
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)	(0.16)	(0.11)	(0.06)	–
Distributions from Realized Gains	–	(0.74)	(0.17)	(0.12)	–

Total Dividends and Distributions	(0.19)	(0.90)	(0.28)	(0.18)	–

Net Asset Value, End of Period	$ 6.24	$ 7.10	$ 12.45	$ 11.66	$ 10.09

Total Return	(9.45)%(d)	(38.35)%	9.31%	17.49%	0.90%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 816	$ 982	$ 2,666	$ 1,913	$ 554
Ratio of Expenses to Average Net Assets	1.50%(e)	1.44%	1.42%	1.42%	1.42%(e)
Ratio of Net Investment Income to Average Net Assets	2.33%(e)	1.61%	1.12%	1.12%	0.69%(e)
Portfolio Turnover Rate	157.8%(e)	19.7%	19.4%	14.8%	19.8%(e)

	2009(a)	2008	2007	2006	2005(b)

LARGECAP VALUE FUND II

R-4 shares

Net Asset Value, Beginning of Period	$ 7.11	$ 12.48	$ 11.67	$ 10.11	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.07	0.17	0.15	0.09	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.73)	(4.62)	0.96	1.67	0.02

Total From Investment Operations	(0.66)	(4.45)	1.11	1.76	0.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)	(0.18)	(0.13)	(0.08)	–
Distributions from Realized Gains	–	(0.74)	(0.17)	(0.12)	–

Total Dividends and Distributions	(0.24)	(0.92)	(0.30)	(0.20)	–

Net Asset Value, End of Period	$ 6.21	$ 7.11	$ 12.48	$ 11.67	$ 10.11

Total Return	(9.31)%(d)	(38.30)%	9.68%	17.58%	1.10%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 143	$ 132	$ 150	$ 12	$ 10
Ratio of Expenses to Average Net Assets	1.31%(e)	1.25%	1.23%	1.23%	1.23%(e)
Ratio of Net Investment Income to Average Net Assets	2.45%(e)	1.78%	1.21%	0.90%	1.05%(e)
Portfolio Turnover Rate	157.8%(e)	19.7%	19.4%	14.8%	19.8%(e)

	2009(a)	2008	2007	2006	2005(b)

LARGECAP VALUE FUND II

R-5 shares

Net Asset Value, Beginning of Period	$ 7.12	$ 12.49	$ 11.70	$ 10.13	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.08	0.19	0.17	0.16	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(0.73)	(4.63)	0.94	1.62	0.01

Total From Investment Operations	(0.65)	(4.44)	1.11	1.78	0.13
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.25)	(0.19)	(0.15)	(0.09)	–
Distributions from Realized Gains	–	(0.74)	(0.17)	(0.12)	–

Total Dividends and Distributions	(0.25)	(0.93)	(0.32)	(0.21)	–

Net Asset Value, End of Period	$ 6.22	$ 7.12	$ 12.49	$ 11.70	$ 10.13

Total Return	(9.19)%(d)	(38.20)%	9.61%	17.79%	1.30%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,043	$ 1,500	$ 2,624	$ 2,545	$ 457
Ratio of Expenses to Average Net Assets	1.19%(e)	1.13%	1.11%	1.11%	1.11%(e)
Ratio of Net Investment Income to Average Net Assets	2.62%(e)	1.92%	1.42%	1.44%	1.42%(e)
Portfolio Turnover Rate	157.8%(e)	19.7%	19.4%	14.8%	19.8%(e)

(a)	Six months ended April 30, 2009.

(b)	Period from December 29, 2004, date operations commenced, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager.

See accompanying notes.

603

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		2009(a)		2008	2007	2006	2005	2004

LARGECAP VALUE FUND III

Class J shares

Net Asset Value, Beginning of Period	$ 8.36		$ 15.67		$ 15.38	$ 13.34	$ 12.58	$ 11.34
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)		0.07		0.23	0.18	0.15	0.10	0.08
Net Realized and Unrealized Gain (Loss) on Investments		(1.11)		(6.40)	0.96	2.48	0.93	1.23

Total From Investment Operations		(1.04)		(6.17)	1.14	2.63	1.03	1.31
Less Dividends and Distributions:
Dividends from Net Investment Income		(0.16)		(0.20)	(0.14)	(0.08)	(0.17)	(0.07)
Distributions from Realized Gains		–		(0.94)	(0.71)	(0.51)	(0.10)	–

Total Dividends and Distributions		(0.16)		(1.14)	(0.85)	(0.59)	(0.27)	(0.07)

Net Asset Value, End of Period	$ 7.16		$ 8.36		$ 15.67	$ 15.38	$ 13.34	$ 12.58

Total Return(c)	(12.58)%(d)		(42.26)%		7.62%	20.37%	8.25%	11.56%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 56,211		$ 66,714		$ 132,320	$ 104,621	$ 69,104	$ 41,043
Ratio of Expenses to Average Net Assets		1.45%(e)		1.34%	1.40%	1.47%	1.54%	1.63%
Ratio of Gross Expenses to Average Net Assets(f)		1.50%(e)		–	–	–	–	1.64%(g)
Ratio of Net Investment Income to Average Net Assets		1.94%(e)		1.89%	1.16%	1.03%	0.78%	0.64%
Portfolio Turnover Rate		89.2%(e)		55.3%	29.2%	20.7%	28.1%(h)	26.4%

	2009(a)		2008		2007	2006	2005	2004

LARGECAP VALUE FUND III

Institutional shares

Net Asset Value, Beginning of Period	$ 8.49	$ 15.91		$ 15.61		$ 13.54	$ 12.67	$ 11.42
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.09		0.29		0.29	0.25	0.21	0.18
Net Realized and Unrealized Gain (Loss) on
Investments	(1.12)		(6.48)		0.97	2.51	0.94	1.24

Total From Investment Operations	(1.03)		(6.19)		1.26	2.76	1.15	1.42
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.22)		(0.29)		(0.25)	(0.18)	(0.18)	(0.17)
Distributions from Realized Gains	–		(0.94)		(0.71)	(0.51)	(0.10)	–

Total Dividends and Distributions	(0.22)		(1.23)		(0.96)	(0.69)	(0.28)	(0.17)

Net Asset Value, End of Period	$ 7.24	$ 8.49		$ 15.91		$ 15.61	$ 13.54	$ 12.67

Total Return	(12.22)%(d)	(41.96)%			8.33%	21.18%	9.14%	12.56%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,425,944	$ 1,592,265		$ 2,156,908		$ 2,028,156	$ 1,397,435	$ 1,170,226
Ratio of Expenses to Average Net Assets	0.79%(e)		0.77%		0.76%	0.77%	0.78%	0.78%
Ratio of Gross Expenses to Average Net Assets	–		–		–	–	–	0.80%(g)
Ratio of Net Investment Income to Average Net Assets.	2.59%(e)		2.44%		1.82%	1.73%	1.58%	1.50%
Portfolio Turnover Rate	89.2%(e)		55.3%		29.2%	20.7%	28.1%(h)	26.4%

		2009(a)		2008	2007	2006	2005

LARGECAP VALUE FUND III

R-1 shares

Net Asset Value, Beginning of Period	$ 8.40		$ 15.75		$ 15.46	$ 13.41	$ 12.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)		0.06		0.19	0.14	0.11	0.06
Net Realized and Unrealized Gain (Loss) on Investments		(1.12)		(6.43)	0.97	2.51	0.93

Total From Investment Operations		(1.06)		(6.24)	1.11	2.62	0.99
Less Dividends and Distributions:
Dividends from Net Investment Income		(0.12)		(0.17)	(0.11)	(0.06)	(0.17)
Distributions from Realized Gains		–		(0.94)	(0.71)	(0.51)	(0.10)

Total Dividends and Distributions		(0.12)		(1.11)	(0.82)	(0.57)	(0.27)

Net Asset Value, End of Period	$ 7.22		$ 8.40		$ 15.75	$ 15 .46	$ 13.41

Total Return	(12.64)%(d)		(42.45)%		7.36%	20.17%	7.85%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,322		$ 4,834		$ 8,782	$ 5,896	$ 383
Ratio of Expenses to Average Net Assets		1.67%(e)		1.65%	1.64%	1.65%	1.66%
Ratio of Net Investment Income to Average Net Assets		1.71%(e)		1.57%	0.90%	0.78%	0.43%
Portfolio Turnover Rate		89.2%(e)		55.3%	29.2%	20.7%	28.1%(h)

See accompanying notes.

604

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

LARGECAP VALUE FUND III

R-2 shares

Net Asset Value, Beginning of Period	$ 8.35	$ 15.66	$ 15.38	$ 13.35	$ 12.59	$ 11.35
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07	0.21	0.17	0.14	0.11	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(1.11)	(6.40)	0.95	2.48	0.92	1.24

Total From Investment Operations	(1.04)	(6.19)	1.12	2.62	1.03	1.33
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	(0.18)	(0.13)	(0.08)	(0.17)	(0.09)
Distributions from Realized Gains	–	(0.94)	(0.71)	(0.51)	(0.10)	–

Total Dividends and Distributions	(0.12)	(1.12)	(0.84)	(0.59)	(0.27)	(0.09)

Net Asset Value, End of Period	$ 7.19	$ 8.35	$ 15.66	$ 15 .38	$ 13.35	$ 12.59

Total Return	(12.55)%(d)	(42.36)%	7.48%	20.27%	8.24%	11.73%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 17,781	$ 25,923	$ 63,577	$ 61,713	$ 43,523	$ 33,241
Ratio of Expenses to Average Net Assets	1.54%(e)	1.52%	1.51%	1.52%	1.53%	1.54%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.55%(g)
Ratio of Net Investment Income to Average Net Assets	1.88%(e)	1.72%	1.07%	0.99%	0.81%	0.72%
Portfolio Turnover Rate	89.2%(e)	55.3%	29.2%	20.7%	28.1%(h)	26.4%

	2009(a)	2008	2007	2006	2005	2004

LARGECAP VALUE FUND III

R-3 shares

Net Asset Value, Beginning of Period	$ 8.64	$ 16.16	$ 15.84	$ 13.73	$ 12.92	$ 11.64
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07	0.24	0.20	0.17	0.13	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(1.14)	(6.62)	0.98	2.55	0.95	1.27

Total From Investment Operations	(1.07)	(6.38)	1.18	2.72	1.08	1.38
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)	(0.20)	(0.15)	(0.10)	(0.17)	(0.10)
Distributions from Realized Gains	–	(0.94)	(0.71)	(0.51)	(0.10)	–

Total Dividends and Distributions	(0.15)	(1.14)	(0.86)	(0.61)	(0.27)	(0.10)

Net Asset Value, End of Period	$ 7.42	$ 8.64	$ 16.16	$ 15.84	$ 13.73	$ 12.92

Total Return	(12.50)%(d)	(42.26)%	7.69%	20.49%	8.44%	11.95%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 47,385	$ 60,137	$ 139,292	$ 93,399	$ 58,191	$ 34,752
Ratio of Expenses to Average Net Assets	1.36%(e)	1.34%	1.33%	1.34%	1.35%	1.36%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.37%(g)
Ratio of Net Investment Income to Average Net Assets	2.04%(e)	1.90%	1.24%	1.15%	0.97%	0.90%
Portfolio Turnover Rate	89.2%(e)	55.3%	29.2%	20.7%	28.1%(h)	26.4%

	2009(a)	2008	2007	2006	2005	2004

LARGECAP VALUE FUND III

R-4 shares

Net Asset Value, Beginning of Period	$ 8.43	$ 15.80	$ 15.51	$ 13.46	$ 12.64	$ 11.39
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.08	0.26	0.22	0.19	0.15	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(1.12)	(6.46)	0.97	2.50	0.95	1.26

Total From Investment Operations	(1.04)	(6.20)	1.19	2.69	1.10	1.38
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.23)	(0.19)	(0.13)	(0.18)	(0.13)
Distributions from Realized Gains	–	(0.94)	(0.71)	(0.51)	(0.10)	–

Total Dividends and Distributions	(0.17)	(1.17)	(0.90)	(0.64)	(0.28)	(0.13)

Net Asset Value, End of Period	$ 7.22	$ 8.43	$ 15.80	$ 15 .51	$ 13.46	$ 12.64

Total Return	(12.40)%(d)	(42.16)%	7.90%	20.69%	8.73%	12.17%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 18,799	$ 23,519	$ 59,964	$ 42,774	$ 23,754	$ 13,694
Ratio of Expenses to Average Net Assets	1.17%(e)	1.15%	1.14%	1.15%	1.16%	1.17%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.18%(g)
Ratio of Net Investment Income to Average Net Assets	2.22%(e)	2.12%	1.40%	1.34%	1.14%	0.98%
Portfolio Turnover Rate	89.2%(e)	55.3%	29.2%	20.7%	28.1%(h)	26.4%

See accompanying notes.

605

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

LARGECAP VALUE FUND III

R-5 shares

Net Asset Value, Beginning of Period	$ 8.47	$ 15.88	$ 15.58	$ 13.51	$ 12.68	$ 11.43
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.08	0.27	0.24	0.21	0.17	0.15
Net Realized and Unrealized Gain (Loss) on Investments	(1.12)	(6.49)	0.98	2.52	0.94	1.24

Total From Investment Operations	(1.04)	(6.22)	1.22	2.73	1.11	1.39
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.25)	(0.21)	(0.15)	(0.18)	(0.14)
Distributions from Realized Gains	–	(0.94)	(0.71)	(0.51)	(0.10)	–

Total Dividends and Distributions	(0.18)	(1.19)	(0.92)	(0.66)	(0.28)	(0.14)

Net Asset Value, End of Period	$ 7.25	$ 8.47	$ 15.88	$ 15.58	$ 13.51	$ 12.68

Total Return	(12.36)%(d)	(42.13)%	8.06%	20.91%	8.79%	12.26%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 36,780	$ 47,854	$ 136,082	$ 116,652	$ 67,032	$ 45,729
Ratio of Expenses to Average Net Assets	1.05%(e)	1.03%	1.02%	1.03%	1.04%	1.04%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.06%(g)
Ratio of Net Investment Income to Average Net Assets	2.35%(e)	2.21%	1.54%	1.46%	1.29%	1.23%
Portfolio Turnover Rate	89.2%(e)	55.3%	29.2%	20.7%	28.1%(h)	26.4%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager, Underwriter and/or custodian.

(g)	Expense ratio without commission rebates.

(h)	Portfolio turnover rate excludes approximately $72,312,000 of securities from the acquisition of Principal Partners LargeCap Value Fund, Inc. and $331,000 from portfolio realignment.

See accompanying notes.

606

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

MIDCAP BLEND FUND

Class J shares

Net Asset Value, Beginning of Period	$ 9.28	$ 15.60	$ 14.58	$ 13.52	$ 12.75	$ 11.20
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01	(0.03)	(0.03)	(0.01)	0.05	–
Net Realized and Unrealized Gain (Loss) on Investments	(0.29)	(4.81)	2.47	1.78	1.61	1.61

Total From Investment Operations	(0.28)	(4.84)	2.44	1.77	1.66	1.61
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0.02)	(0.01)
Distributions from Realized Gains	(0.52)	(1.48)	(1.42)	(0.71)	(0.87)	(0.05)

Total Dividends and Distributions	(0.52)	(1.48)	(1.42)	(0.71)	(0.89)	(0.06)

Net Asset Value, End of Period	$ 8.48	$ 9.28	$ 15.60	$ 14.58	$ 13.52	$ 12.75

Total Return(c)	(2.62)%(d)	(34.09)%	18.00%	13.54%	13.53%	14.32%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 120,345	$ 128,240	$ 212,869	$ 157,731	$ 117,300	$ 75,490
Ratio of Expenses to Average Net Assets	1.32%(e)	1.22%	1.28%	1.35%	1.43%	1.49%
Ratio of Gross Expenses to Average Net Assets(f)	1.37%(e)	–	–	–	–	1.49%(g)
Ratio of Net Investment Income to Average Net Assets	0.15%(e)	(0.21)%	(0.23)%	(0.07)%	0.35%	0.27%
Portfolio Turnover Rate	9.9%(e)	26.8%	30.6%	43.4%	133.8%(h)	60.8%(i)

	2009(a)	2008	2007	2006	2005	2004

MIDCAP BLEND FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 9.59	$ 15.99	$ 14.92	$ 13.79	$ 12.90	$ 11.28
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.03	0.04	0.04	0.09	0.15	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.29)	(4.96)	2.53	1.83	1.64	1.76

Total From Investment Operations	(0.26)	(4.92)	2.57	1.92	1.79	1.78
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0.08)	(0.08)	(0.03)	(0.11)
Distributions from Realized Gains	(0.52)	(1.48)	(1.42)	(0.71)	(0.87)	(0.05)

Total Dividends and Distributions	(0.52)	(1.48)	(1.50)	(0.79)	(0.90)	(0.16)

Net Asset Value, End of Period	$ 8.81	$ 9.59	$ 15.99	$ 14 .92	$ 13.79	$ 12.90

Total Return	(2.31)%(d)	(33.73)%	18.64%	14.43%	14.42%	15.89%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 38,451	$ 28,740	$ 1,378	$ 13	$ 12	$ 11
Ratio of Expenses to Average Net Assets	0.68%(e)	0.65%	0.64%	0.64%	0.65%	0.64%
Ratio of Gross Expenses to Average Net Assets	0.75%(e),(j)	–	–	–	–	0.65%(g)
Ratio of Net Investment Income to Average Net Assets	0.78%(e)	0.30%	0.23%	0.65%	1.15%	1.71%
Portfolio Turnover Rate	9.9%(e)	26.8%	30.6%	43.4%	133.8%(h)	60.8%(i)

	2009(a)	2008	2007	2006	2005

MIDCAP BLEND FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 9.34	$ 15.73	$ 14.73	$ 13.68	$ 12.88
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	(0.07)	(0.07)	(0.04)	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.30)	(4.84)	2.49	1.80	1.67

Total From Investment Operations	(0.30)	(4.91)	2.42	1.76	1.69
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0.02)
Distributions from Realized Gains	(0.52)	(1.48)	(1.42)	(0.71)	(0.87)

Total Dividends and Distributions	(0.52)	(1.48)	(1.42)	(0.71)	(0.89)

Net Asset Value, End of Period	$ 8.52	$ 9.34	$ 15.73	$ 14.73	$ 13.68

Total Return	(2.83)%(d)	(34.27)%	17.66%	13.30%	13.61%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,383	$ 954	$ 1,323	$ 467	$ 278
Ratio of Expenses to Average Net Assets	1.54%(e)	1.53%	1.52%	1.52%	1.53%
Ratio of Net Investment Income to Average Net Assets	(0.11)%(e)	(0.53)%	(0.49)%	(0.26)%	0.17%
Portfolio Turnover Rate	9.9%(e)	26.8%	30.6%	43.4%	133.8%(h)

See accompanying notes.

607

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

MIDCAP BLEND FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 9.36	$ 15.74	$ 14.71	$ 13.64	$ 12.85	$ 11.30
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	(0.05)	(0.05)	(0.01)	0.04	–
Net Realized and Unrealized Gain (Loss) on Investments	(0.29)	(4.85)	2.50	1.79	1.65	1.63

Total From Investment Operations	(0.29)	(4.90)	2.45	1.78	1.69	1.63
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0.03)	(0.03)
Distributions from Realized Gains	(0.52)	(1.48)	(1.42)	(0.71)	(0.87)	(0.05)

Total Dividends and Distributions	(0.52)	(1.48)	(1.42)	(0.71)	(0.90)	(0.08)

Net Asset Value, End of Period	$ 8.55	$ 9.36	$ 15.74	$ 14.71	$ 13.64	$ 12.85

Total Return	(2.71)%(d)	(34.18)%	17.90%	13.49%	13.59%	14.39%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,552	$ 2,552	$ 3,312	$ 2,631	$ 3,212	$ 934
Ratio of Expenses to Average Net Assets	1.41%(e)	1.40%	1.39%	1.39%	1.40%	1.40%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.40%(g)
Ratio of Net Investment Income to Average Net Assets	0.06%(e)	(0.40)%	(0.34)%	(0.10)%	0.34%	0.28%
Portfolio Turnover Rate	9.9%(e)	26.8%	30.6%	43.4%	133.8%(h)	60.8%(i)

	2009(a)	2008	2007	2006	2005	2004

MIDCAP BLEND FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 9.48	$ 15.91	$ 14.83	$ 13.72	$ 12.90	$ 11.32
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01	(0.03)	(0.03)	0.01	0.08	–
Net Realized and Unrealized Gain (Loss) on Investments	(0.29)	(4.92)	2.53	1.81	1.64	1.68

Total From Investment Operations	(0.28)	(4.95)	2.50	1.82	1.72	1.68
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0.03)	(0.05)
Distributions from Realized Gains	(0.52)	(1.48)	(1.42)	(0.71)	(0.87)	(0.05)

Total Dividends and Distributions	(0.52)	(1.48)	(1.42)	(0.71)	(0.90)	(0.10)

Net Asset Value, End of Period	$ 8.68	$ 9.48	$ 15.91	$ 14.83	$ 13.72	$ 12.90

Total Return	(2.57)%(d)	(34.12)%	18.12%	13.72%	13.79%	14.83%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,942	$ 7,650	$ 10,101	$ 6,374	$ 3,207	$ 3,084
Ratio of Expenses to Average Net Assets	1.23%(e)	1.22%	1.21%	1.21%	1.22%	1.22%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.22%(g)
Ratio of Net Investment Income to Average Net Assets	0.23%(e)	(0.21)%	(0.17)%	0.07%	0.57%	0.28%
Portfolio Turnover Rate	9.9%(e)	26.8%	30.6%	43.4%	133.8%(h)	60.8%(i)

	2009(a)	2008	2007	2006	2005	2004

MIDCAP BLEND FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 9.65	$ 16.13	$ 15.02	$ 13.90	$ 13.04	$ 11.34
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02	–	–	0.03	0.10	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.30)	(5.00)	2.56	1.82	1.66	1.81

Total From Investment Operations	(0.28)	(5.00)	2.56	1.85	1.76	1.82
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0.03)	(0.02)	(0.03)	(0.07)
Distributions from Realized Gains	(0.52)	(1.48)	(1.42)	(0.71)	(0.87)	(0.05)

Total Dividends and Distributions	(0.52)	(1.48)	(1.45)	(0.73)	(0.90)	(0.12)

Net Asset Value, End of Period	$ 8.85	$ 9.65	$ 16.13	$ 15.02	$ 13.90	$ 13.04

Total Return	(2.52)%(d)	(33.95)%	18.29%	13.80%	13.98%	16.07%(k)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,805	$ 4,998	$ 6,618	$ 5,352	$ 2,992	$ 1,176
Ratio of Expenses to Average Net Assets	1.04%(e)	1.03%	1.02%	1.02%	1.03%	1.03%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.03%(g)
Ratio of Net Investment Income to Average Net Assets	0.43%(e)	(0.03)%	0.03%	0.23%	0.78%	1.13%
Portfolio Turnover Rate	9.9%(e)	26.8%	30.6%	43.4%	133.8%(h)	60.8%(i)

See accompanying notes.

608

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

MIDCAP BLEND FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 9.56	$ 15.98	$ 14.90	$ 13.78	$ 12.92	$ 11.36
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02	0.02	0.02	0.06	0.11	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.29)	(4.96)	2.52	1.81	1.65	1.68

Total From Investment Operations	(0.27)	(4.94)	2.54	1.87	1.76	1.69
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0.04)	(0.04)	(0.03)	(0.08)
Distributions from Realized Gains	(0.52)	(1.48)	(1.42)	(0.71)	(0.87)	(0.05)

Total Dividends and Distributions	(0.52)	(1.48)	(1.46)	(0.75)	(0.90)	(0.13)

Net Asset Value, End of Period	$ 8.77	$ 9.56	$ 15.98	$ 14.90	$ 13.78	$ 12.92

Total Return	(2.43)%(d)	(33.89)%	18.39%	14.06%	14.13%	14.95%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,051	$ 10,606	$ 26,379	$ 20,033	$ 23,927	$ 5,514
Ratio of Expenses to Average Net Assets	0.92%(e)	0.91%	0.90%	0.90%	0.91%	0.91%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	0.91%(g)
Ratio of Net Investment Income to Average Net Assets	0.55%(e)	0.12%	0.15%	0.42%	0.84%	0.85%
Portfolio Turnover Rate	9.9%(e)	26.8%	30.6%	43.4%	133.8%(h)	60.8%(i)

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

(g)	Expense ratio without commission rebates.

(h)	Portfolio turnover rate excludes approximately $574,898,000 of securities from the acquisition of Principal MidCap Fund, Inc.

(i)	Portfolio turnover rate excludes approximately $3,858,000 from portfolio realignment from the acquisition of Partners MidCap Blend Fund.

(j)	Excludes expense reimbursement from Manager.

(k)	During fiscal year 2004, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

See accompanying notes.

609

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

MIDCAP GROWTH FUND

Class J shares

Net Asset Value, Beginning of Period	$ 5.04	$ 8.33	$ 6.32	$ 5.95	$ 5.17	$ 5.06
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)	(0.05)	(0.06)	(0.06)	(0.07)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(0.52)	(2.67)	2.07	0.43	0.85	0.17

Total From Investment Operations	(0.54)	(2.72)	2.01	0.37	0.78	0.11
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.57)	–	–	–	–

Total Dividends and Distributions	–	(0.57)	–	–	–	–

Net Asset Value, End of Period	$ 4.50	$ 5.04	$ 8.33	$ 6 .32	$ 5.95	$ 5.17

Total Return(c)	(10.71)%(d)	(35.11)%	31.80%	6.22%	15.09%	2.17%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 17,772	$ 20,448	$ 28,144	$ 20,359	$ 18,341	$ 14,824
Ratio of Expenses to Average Net Assets	1.54%(e)	1.42%	1.44%	1.48%	1.58%	1.65%
Ratio of Gross Expenses to Average Net Assets(f)	1.58%(e)	–	–	–	–	1.65%(g)
Ratio of Net Investment Income to Average Net Assets	(1.12)%(e)	(0.72)%	(0.85)%	(0.98)%	(1.21)%	(1.13)%
Portfolio Turnover Rate	184.5%(e)	161.7%	153.9%	146.1%	233.8%	324.2%

	2009(a)	2008	2007	2006	2005	2004

MIDCAP GROWTH FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 5.43	$ 8.87	$ 6.68	$ 6.24	$ 5.37	$ 5.21
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)	–	–	(0.01)	(0.01)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.55)	(2.87)	2.19	0.45	0.88	0.17

Total From Investment Operations	(0.56)	(2.87)	2.19	0.44	0.87	0.16
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.57)	–	–	–	–

Total Dividends and Distributions	–	(0.57)	–	–	–	–

Net Asset Value, End of Period	$ 4.87	$ 5.43	$ 8.87	$ 6.68	$ 6.24	$ 5.37

Total Return	(10.31)%(d)	(34.65)%	32.78%	7.05%	16.20%	3.07%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 25,425	$ 19,287	$ 9,799	$ 3,945	$ 11	$ 5,937
Ratio of Expenses to Average Net Assets	0.71%(e)	0.71%	0.65%	0.65%	0.65%	0.65%
Ratio of Gross Expenses to Average Net Assets	0.86%(e),(h)	–	–	–	–	0.65%(g)
Ratio of Net Investment Income to Average Net Assets	(0.28)%(e)	(0.01)%	(0.05)%	(0.18)%	(0.18)%	(0.13)%
Portfolio Turnover Rate	184.5%(e)	161.7%	153.9%	146.1%	233.8%	324.2%

	2009(a)	2008	2007	2006	2005

MIDCAP GROWTH FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 5.24	$ 8.64	$ 6.56	$ 6.18	$ 5.37
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.03)	(0.06)	(0.07)	(0.07)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(0.54)	(2.77)	2.15	0.45	0.88

Total From Investment Operations	(0.57)	(2.83)	2.08	0.38	0.81
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.57)	–	–	–

Total Dividends and Distributions	–	(0.57)	–	–	–

Net Asset Value, End of Period	$ 4.67	$ 5.24	$ 8.64	$ 6 .56	$ 6.18

Total Return	(10.88)%(d)	(35.13)%	31.71%	6.15%	15.08%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 882	$ 658	$ 272	$ 120	$ 11
Ratio of Expenses to Average Net Assets	1.59%(e)	1.59%	1.53%	1.53%	1.53%
Ratio of Net Investment Income to Average Net Assets	(1.18)%(e)	(0.88)%	(0.95)%	(1.05)%	(1.15)%
Portfolio Turnover Rate	184.5%(e)	161.7%	153.9%	146.1%	233.8%
See accompanying notes.

610

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

MIDCAP GROWTH FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 5.38	$ 8.84	$ 6.71	$ 6.32	$ 5.48	$ 5.35
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)	(0.06)	(0.06)	(0.06)	(0.06)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(0.56)	(2.83)	2.19	0.45	0.90	0.18

Total From Investment Operations	(0.58)	(2.89)	2.13	0.39	0.84	0.13
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.57)	–	–	–	–

Total Dividends and Distributions	–	(0.57)	–	–	–	–

Net Asset Value, End of Period	$ 4.80	$ 5.38	$ 8.84	$ 6.71	$ 6.32	$ 5.48

Total Return	(10.78)%(d)	(35.01)%	31.74%	6.17%	15.33%	2.43%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,123	$ 625	$ 731	$ 1,992	$ 843	$ 689
Ratio of Expenses to Average Net Assets	1.46%(e)	1.46%	1.40%	1.40%	1.40%	1.40%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.40%(g)
Ratio of Net Investment Income to Average Net Assets	(1.05)%(e)	(0.74)%	(0.81)%	(0.90)%	(1.03)%	(0.88)%
Portfolio Turnover Rate	184.5%(e)	161.7%	153.9%	146.1%	233.8%	324.2%

	2009(a)	2008	2007	2006	2005	2004

MIDCAP GROWTH FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 5.47	$ 8.96	$ 6.79	$ 6.38	$ 5.52	$ 5.38
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)	(0.04)	(0.05)	(0.05)	(0.05)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.57)	(2.88)	2.22	0.46	0.91	0.18

Total From Investment Operations	(0.59)	(2.92)	2.17	0.41	0.86	0.14
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.57)	–	–	–	–

Total Dividends and Distributions	–	(0.57)	–	–	–	–

Net Asset Value, End of Period	$ 4.88	$ 5.47	$ 8.96	$ 6.79	$ 6.38	$ 5.52

Total Return	(10.79)%(d)	(34.86)%	31.96%	6.43%	15.58%	2.60%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,317	$ 1,699	$ 1,582	$ 1,821	$ 555	$ 46
Ratio of Expenses to Average Net Assets	1.28%(e)	1.28%	1.22%	1.22%	1.22%	1.22%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.22%(g)
Ratio of Net Investment Income to Average Net Assets	(0.87)%(e)	(0.57)%	(0.61)%	(0.72)%	(0.87)%	(0.74)%
Portfolio Turnover Rate	184.5%(e)	161.7%	153.9%	146.1%	233.8%	324.2%

	2009(a)	2008	2007	2006	2005	2004

MIDCAP GROWTH FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 5.54	$ 9.07	$ 6.85	$ 6.43	$ 5.56	$ 5.41
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)	(0.03)	(0.03)	(0.04)	(0.04)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(0.57)	(2.93)	2.25	0.46	0.91	0.18

Total From Investment Operations	(0.59)	(2.96)	2.22	0.42	0.87	0.15
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.57)	–	–	–	–

Total Dividends and Distributions	–	(0.57)	–	–	–	–

Net Asset Value, End of Period	$ 4.95	$ 5.54	$ 9.07	$ 6.85	$ 6.43	$ 5.56

Total Return	(10.65)%(d)	(34.88)%	32.41%	6.53%	15.65%	2.77%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,348	$ 4,010	$ 428	$ 347	$ 28	$ 24
Ratio of Expenses to Average Net Assets	1.09%(e)	1.09%	1.03%	1.03%	1.03%	1.02%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.03%(g)
Ratio of Net Investment Income to Average Net Assets	(0.69)%(e)	(0.40)%	(0.44)%	(0.55)%	(0.69)%	(0.50)%
Portfolio Turnover Rate	184.5%(e)	161.7%	153.9%	146.1%	233.8%	324.2%

See accompanying notes.

611

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

MIDCAP GROWTH FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 5.60	$ 9.15	$ 6.91	$ 6.47	$ 5.59	$ 5.43
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)	(0.02)	(0.03)	(0.03)	(0.03)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.58)	(2.96)	2.27	0.47	0.91	0.18

Total From Investment Operations	(0.59)	(2.98)	2.24	0.44	0.88	0.16
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.57)	–	–	–	–

Total Dividends and Distributions	–	(0.57)	–	–	–	–

Net Asset Value, End of Period	$ 5.01	$ 5.60	$ 9.15	$ 6.91	$ 6.47	$ 5.59

Total Return	(10.54)%(d)	(34.79)%	32.42%	6.80%	15.74%	2.95%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,071	$ 2,561	$ 4,651	$ 1,410	$ 166	$ 80
Ratio of Expenses to Average Net Assets	0.97%(e)	0.97%	0.91%	0.91%	0.91%	0.91%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	0.91%(g)
Ratio of Net Investment Income to Average Net Assets	(0.56)%(e)	(0.24)%	(0.34)%	(0.42)%	(0.54)%	(0.42)%
Portfolio Turnover Rate	184.5%(e)	161.7%	153.9%	146.1%	233.8%	324.2%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

(g)	Expense ratio without commission rebates.

(h)	Excludes expense reimbursement from Manager.

See accompanying notes.

612

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.
	(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

MIDCAP GROWTH FUND II

Institutional shares

Net Asset Value, Beginning of Period	$ 5.71	$ 11.99	$ 11.90	$ 10.80	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	–	(0.03)	(0.04)	(0.02)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	0.16	(5.26)	1.32	1.16	0.83

Total From Investment Operations	0.16	(5.29)	1.28	1.14	0.80
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.99)	(1.19)	(0.04)	–

Total Dividends and Distributions	–	(0.99)	(1.19)	(0.04)	–

Net Asset Value, End of Period	$ 5.87	$ 5.71	$ 11.99	$ 11.90	$ 10.80

Total Return	2.80%(d)	(47.95)%	11.20%	10.60%	8.00%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 180,870	$ 191,051	$ 540,371	$ 538,894	$ 445,559
Ratio of Expenses to Average Net Assets	1.08%(e)	1.01%	1.00%	1.00%	1.00%(e)
Ratio of Net Investment Income to Average Net Assets	0.01%(e)	(0.33)%	(0.34)%	(0.14)%	(0.29)%(e)
Portfolio Turnover Rate	143.2%(e)	224.7%	194.8%	160.5%	126.4%(e)

	2009(a)	2008	2007	2006	2005(b)

MIDCAP GROWTH FUND II

R-1 shares

Net Asset Value, Beginning of Period	$ 5.47	$ 11.62	$ 11.66	$ 10.68	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.02)	(0.11)	(0.14)	(0.14)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	0.15	(5.05)	1.29	1.16	0.79

Total From Investment Operations	0.13	(5.16)	1.15	1.02	0.68
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.99)	(1.19)	(0.04)	–

Total Dividends and Distributions	–	(0.99)	(1.19)	(0.04)	–

Net Asset Value, End of Period	$ 5.60	$ 5.47	$ 11.62	$ 11.66	$ 10.68

Total Return	2.38%(d)	(48.39)%	10.24%	9.59%	6.80%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,463	$ 1,454	$ 3,131	$ 1,958	$ 47
Ratio of Expenses to Average Net Assets	1.96%(e)	1.89%	1.88%	1.88%	1.88%(e)
Ratio of Net Investment Income to Average Net Assets	(0.87)%(e)	(1.22)%	(1.22)%	(1.20)%	(1.28)%(e)
Portfolio Turnover Rate	143.2%(e)	224.7%	194.8%	160.5%	126.4%(e)

	2009(a)	2008	2007	2006	2005(b)

MIDCAP GROWTH FUND II

R-2 shares

Net Asset Value, Beginning of Period	$ 5.50	$ 11.67	$ 11.68	$ 10.69	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.02)	(0.10)	(0.12)	(0.10)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	0.16	(5.08)	1.30	1.13	0.79

Total From Investment Operations	0.14	(5.18)	1.18	1.03	0.69
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.99)	(1.19)	(0.04)	–

Total Dividends and Distributions	–	(0.99)	(1.19)	(0.04)	–

Net Asset Value, End of Period	$ 5.64	$ 5.50	$ 11.67	$ 11.68	$ 10.69

Total Return	2.55%(d)	(48.35)%	10.49%	9.67%	6.90%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,021	$ 1,150	$ 2,641	$ 1,707	$ 210
Ratio of Expenses to Average Net Assets	1.83%(e)	1.76%	1.75%	1.75%	1.75%(e)
Ratio of Net Investment Income to Average Net Assets	(0.70)%(e)	(1.09)%	(1.09)%	(0.89)%	(1.15)%(e)
Portfolio Turnover Rate	143.2%(e)	224.7%	194.8%	160.5%	126.4%(e)

See accompanying notes.

613

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.
	(unaudited)

	2009(a)	2008	2007	2006	2005(b)

MIDCAP GROWTH FUND II

R-3 shares

Net Asset Value, Beginning of Period	$ 5.54	$ 11.73	$ 11.72	$ 10.70	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.01)	(0.08)	(0.10)	(0.10)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	0.15	(5.12)	1.30	1.16	0.78

Total From Investment Operations	0.14	(5.20)	1.20	1.06	0.70
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.99)	(1.19)	(0.04)	–

Total Dividends and Distributions	–	(0.99)	(1.19)	(0.04)	–

Net Asset Value, End of Period	$ 5.68	$ 5.54	$ 11.73	$ 11.72	$ 10.70

Total Return	2.53%(d)	(48.27)%	10.64%	9.95%	7.00%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,387	$ 4,701	$ 11,328	$ 9,831	$ 1,289
Ratio of Expenses to Average Net Assets	1.65%(e)	1.58%	1.57%	1.57%	1.57%(e)
Ratio of Net Investment Income to Average Net Assets	(0.56)%(e)	(0.91)%	(0.91)%	(0.88)%	(0.95)%(e)
Portfolio Turnover Rate	143.2%(e)	224.7%	194.8%	160.5%	126.4%(e)

	2009(a)	2008	2007	2006	2005(b)

MIDCAP GROWTH FUND II

R-4 shares

Net Asset Value, Beginning of Period	$ 5.58	$ 11.78	$ 11.75	$ 10.71	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.01)	(0.06)	(0.08)	(0.08)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	0.16	(5.15)	1.30	1.16	0.79

Total From Investment Operations	0.15	(5.21)	1.22	1.08	0.71
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.99)	(1.19)	(0.04)	–

Total Dividends and Distributions	–	(0.99)	(1.19)	(0.04)	–

Net Asset Value, End of Period	$ 5.73	$ 5.58	$ 11.78	$ 11.75	$ 10.71

Total Return	2.69%(d)	(48.14)%	10.79%	10.12%	7.10%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,211	$ 5,183	$ 11,097	$ 7,179	$ 808
Ratio of Expenses to Average Net Assets	1.46%(e)	1.39%	1.38%	1.38%	1.38%(e)
Ratio of Net Investment Income to Average Net Assets	(0.28)%(e)	(0.71)%	(0.72)%	(0.66)%	(0.88)%(e)
Portfolio Turnover Rate	143.2%(e)	224.7%	194.8%	160.5%	126.4%(e)

	2009(a)	2008	2007	2006	2005(b)

MIDCAP GROWTH FUND II

R-5 shares

Net Asset Value, Beginning of Period	$ 5.62	$ 11.84	$ 11.79	$ 10.73	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.01)	(0.06)	(0.07)	(0.06)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	0.16	(5.17)	1.31	1.16	0.78

Total From Investment Operations	0.15	(5.23)	1.24	1.10	0.73
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.99)	(1.19)	(0.04)	–

Total Dividends and Distributions	–	(0.99)	(1.19)	(0.04)	–

Net Asset Value, End of Period	$ 5.77	$ 5.62	$ 11.84	$ 11.79	$ 10.73

Total Return	2.67%(d)	(48.06)%	10.94%	10.29%	7.30%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,511	$ 2,127	$ 8,786	$ 5,270	$ 1,000
Ratio of Expenses to Average Net Assets	1.34%(e)	1.27%	1.26%	1.26%	1.26%(e)
Ratio of Net Investment Income to Average Net Assets	(0.35)%(e)	(0.60)%	(0.60)%	(0.48)%	(0.55)%(e)
Portfolio Turnover Rate	143.2%(e)	224.7%	194.8%	160.5%	126.4%(e)

(a)	Six months ended April 30, 2009.

(b)	Period from December 29, 2004, date operations commenced, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

See accompanying notes.

614

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

MIDCAP GROWTH FUND III

Class J shares

Net Asset Value, Beginning of Period	$ 5.94	$ 11.50	$ 9.08	$ 8.43	$ 7.20	$ 7.03
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)	(0.09)	(0.11)	(0.09)	(0.12)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)	(4.70)	2.81	0.81	1.35	0.29

Total From Investment Operations	(0.13)	(4.79)	2.70	0.72	1.23	0.17
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.77)	(0.28)	(0.07)	–	–

Total Dividends and Distributions	–	(0.77)	(0.28)	(0.07)	–	–

Net Asset Value, End of Period	$ 5.81	$ 5.94	$ 11.50	$ 9.08	$ 8.43	$ 7.20

Total Return(c)	(2.19)%(d)	(44.57)%	30.49%	8.51%	17.08%	2.42%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 19,317	$ 20,178	$ 38,498	$ 27,963	$ 22,011	$ 15,436
Ratio of Expenses to Average Net Assets	1.84%(e)	1.67%	1.72%	1.78%	1.89%	1.92%
Ratio of Gross Expenses to Average Net Assets(f)	1.89%(e)	–	–	1.78%	1.89%	2.02%(g)
Ratio of Net Investment Income to Average Net Assets	(0.97)%(e)	(0.99)%	(1.13)%	(1.02)%	(1.51)%	(1.63)%
Portfolio Turnover Rate	102.5%(e)	167.3%	144.9%	145.8%	185.7%(h)	163.7%

	2009(a)	2008	2007	2006	2005	2004

MIDCAP GROWTH FUND III

Institutional shares

Net Asset Value, Beginning of Period	$ 6.37	$ 12.21	$ 9.56	$ 8.80	$ 7.45	$ 7.20
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	(0.03)	(0.04)	(0.02)	(0.06)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)	(5.04)	2.97	0.85	1.41	0.29

Total From Investment Operations	(0.11)	(5.07)	2.93	0.83	1.35	0.25
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.77)	(0.28)	(0.07)	–	–

Total Dividends and Distributions	–	(0.77)	(0.28)	(0.07)	–	–

Net Asset Value, End of Period	$ 6.26	$ 6.37	$ 12.21	$ 9.56	$ 8.80	$ 7.45

Total Return	(1.73)%(d)	(44.26)%	31.39%	9.41%	18.12%	3.47%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 666,833	$ 423,812	$ 536,957	$ 324,293	$ 275,439	$ 9
Ratio of Expenses to Average Net Assets	1.01%(e)	1.00%	1.00%	1.00%	1.00%	0.89%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.00%(g)
Ratio of Net Investment Income to Average Net Assets	(0.14)%(e)	(0.32)%	(0.42)%	(0.22)%	(0.65)%	(0.60)%
Portfolio Turnover Rate	102.5%(e)	167.3%	144.9%	145.8%	185.7%(h)	163.7%

	2009(a)	2008	2007	2006	2005

MIDCAP GROWTH FUND III

R-1 shares

Net Asset Value, Beginning of Period	$ 6.13	$ 11.88	$ 9.39	$ 8.72	$ 7.44
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.03)	(0.11)	(0.13)	(0.11)	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)	(4.87)	2.90	0.85	1.41

Total From Investment Operations	(0.13)	(4.98)	2.77	0.74	1.28
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.77)	(0.28)	(0.07)	–

Total Dividends and Distributions	–	(0.77)	(0.28)	(0.07)	–

Net Asset Value, End of Period	$ 6.00	$ 6.13	$ 11.88	$ 9.39	$ 8.72

Total Return	(2.12)%(d)	(44.75)%	30.22%	8.46%	17.20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,186	$ 775	$ 871	$ 528	$ 156
Ratio of Expenses to Average Net Assets	1.88%(e)	1.88%	1.88%	1.88%	1.88%
Ratio of Net Investment Income to Average Net Assets	(1.02)%(e)	(1.21)%	(1.30)%	(1.18)%	(1.60)%
Portfolio Turnover Rate	102.5%(e)	167.3%	144.9%	145.8%	185.7%(h)

See accompanying notes.

615

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

MIDCAP GROWTH FUND III

R-2 shares

Net Asset Value, Beginning of Period	$ 6.21	$ 12.01	$ 9.47	$ 8.78	$ 7.49	$ 7.30
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)	(0.10)	(0.12)	(0.09)	(0.11)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)	(4.93)	2.94	0.85	1.40	0.29

Total From Investment Operations	(0.13)	(5.03)	2.82	0.76	1.29	0.19
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.77)	(0.28)	(0.07)	–	–

Total Dividends and Distributions	–	(0.77)	(0.28)	(0.07)	–	–

Net Asset Value, End of Period	$ 6.08	$ 6.21	$ 12.01	$ 9.47	$ 8.78	$ 7.49

Total Return	(2.09)%(d)	(44.68)%	30.50%	8.63%	17.22%	2.60%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,551	$ 7,120	$ 14,941	$ 11,823	$ 9,866	$ 6,991
Ratio of Expenses to Average Net Assets	1.75%(e)	1.75%	1.75%	1.75%	1.75%	1.65%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.75%(g)
Ratio of Net Investment Income to Average Net Assets	(0.88)%(e)	(1.06)%	(1.16)%	(0.98)%	(1.37)%	(1.35)%
Portfolio Turnover Rate	102.5%(e)	167.3%	144.9%	145.8%	185.7%(h)	163.7%

	2009(a)	2008	2007	2006	2005	2004

MIDCAP GROWTH FUND III

R-3 shares

Net Asset Value, Beginning of Period	$ 6.41	$ 12.35	$ 9.72	$ 8.99	$ 7.66	$ 7.45
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)	(0.09)	(0.10)	(0.08)	(0.10)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)	(5.08)	3.01	0.88	1.43	0.30

Total From Investment Operations	(0.13)	(5.17)	2.91	0.80	1.33	0.21
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.77)	(0.28)	(0.07)	–	–

Total Dividends and Distributions	–	(0.77)	(0.28)	(0.07)	–	–

Net Asset Value, End of Period	$ 6.28	$ 6.41	$ 12.35	$ 9.72	$ 8.99	$ 7.66

Total Return	(2.03)%(d)	(44.58)%	30.65%	8.87%	17.36%	2.82%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 25,105	$ 23,848	$ 32,810	$ 29,290	$ 17,158	$ 13,413
Ratio of Expenses to Average Net Assets	1.57%(e)	1.57%	1.57%	1.57%	1.57%	1.47%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.57%(g)
Ratio of Net Investment Income to Average Net Assets	(0.70)%(e)	(0.89)%	(0.98)%	(0.85)%	(1.19)%	(1.17)%
Portfolio Turnover Rate	102.5%(e)	167.3%	144.9%	145.8%	185.7%(h)	163.7%

	2009(a)	2008	2007	2006	2005	2004

MIDCAP GROWTH FUND III

R-4 shares

Net Asset Value, Beginning of Period	$ 6.42	$ 12.34	$ 9.69	$ 8.95	$ 7.61	$ 7.38
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)	(0.07)	(0.09)	(0.08)	(0.09)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)	(5.08)	3.02	0.89	1.43	0.31

Total From Investment Operations	(0.12)	(5.15)	2.93	0.81	1.34	0.23
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.77)	(0.28)	(0.07)	–	–

Total Dividends and Distributions	–	(0.77)	(0.28)	(0.07)	–	–

Net Asset Value, End of Period	$ 6.30	$ 6.42	$ 12.34	$ 9.69	$ 8.95	$ 7.61

Total Return	(1.87)%(d)	(44.45)%	30.96%	9.03%	17.61%	3.12%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 20,525	$ 17,117	$ 27,327	$ 17,680	$ 226	$ 124
Ratio of Expenses to Average Net Assets	1.38%(e)	1.38%	1.38%	1.38%	1.38%	1.24%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.38%(g)
Ratio of Net Investment Income to Average Net Assets	(0.51)%(e)	(0.70)%	(0.80)%	(0.77)%	(1.01)%	(0.99)%
Portfolio Turnover Rate	102.5%(e)	167.3%	144.9%	145.8%	185.7%(h)	163.7%

See accompanying notes.

616

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

MIDCAP GROWTH FUND III

R-5 shares

Net Asset Value, Beginning of Period	$ 6.51	$ 12.49	$ 9.79	$ 9.04	$ 7.67	$ 7.43
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)	(0.06)	(0.07)	(0.05)	(0.07)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)	(5.15)	3.05	0.87	1.44	0.31

Total From Investment Operations	(0.12)	(5.21)	2.98	0.82	1.37	0.24
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.77)	(0.28)	(0.07)	–	–

Total Dividends and Distributions	–	(0.77)	(0.28)	(0.07)	–	–

Net Asset Value, End of Period	$ 6.39	$ 6.51	$ 12.49	$ 9.79	$ 9.04	$ 7.67

Total Return	(1.84)%(d)	(44.39)%	31.16%	9.05%	17.86%	3.23%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,178	$ 9,461	$ 20,495	$ 27,099	$ 10,711	$ 8,533
Ratio of Expenses to Average Net Assets	1.26%(e)	1.26%	1.26%	1.26%	1.26%	1.15%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.26%(g)
Ratio of Net Investment Income to Average Net Assets	(0.39)%(e)	(0.57)%	(0.67)%	(0.48)%	(0.88)%	(0.86)%
Portfolio Turnover Rate	102.5%(e)	167.3%	144.9%	145.8%	185.7%(h)	163.7%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

(g)	Expense ratio without commission rebates.

(h)	Portfolio turnover rate excludes approximately $34,689,000 of securities from the acquisition of Principal Partners MidCap Growth Fund, Inc. and $23,000 from portfolio realignment.

See accompanying notes.

617

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

MIDCAP S&P 400 INDEX FUND

Class J shares

Net Asset Value, Beginning of Period	$ 9.41	$ 16.02	$ 14.32	$ 13.29	$ 11.77	$ 10.84
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.11	0.11	0.08	0.04	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.18)	(5.62)	2.13	1.53	1.85	1.04

Total From Investment Operations	(0.13)	(5.51)	2.24	1.61	1.89	1.05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.09)	(0.07)	(0.03)	(0.04)	–
Distributions from Realized Gains	(0.55)	(1.01)	(0.47)	(0.55)	(0.33)	(0.12)

Total Dividends and Distributions	(0.64)	(1.10)	(0.54)	(0.58)	(0.37)	(0.12)

Net Asset Value, End of Period	$ 8.64	$ 9.41	$ 16.02	$ 14.32	$ 13.29	$ 11.77

Total Return(c)	(0.84)%(d)	(36.80)%	16.13%	12.44%	16.31%	9.72%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 24,650	$ 24,690	$ 42,497	$ 34,547	$ 27,806	$ 19,932
Ratio of Expenses to Average Net Assets	0.95%(e)	0.79%	0.83%	0.91%	0.99%	1.04%
Ratio of Gross Expenses to Average Net Assets(f)	0.99%(e)	–	–	–	–	1.04%
Ratio of Net Investment Income to Average Net Assets	1.28%(e)	0.79%	0.71%	0.54%	0.35%	0.11%
Portfolio Turnover Rate	36.4%(e)	33.0%	36.1%	31.7%	52.1%	55.9%

	2009(a)	2008	2007	2006	2005	2004

MIDCAP S&P 400 INDEX FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 9.59	$ 16.31	$ 14.59	$ 13.54	$ 11.90	$ 10.95
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.08	0.19	0.20	0.17	0.14	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(0.19)	(5.72)	2.18	1.57	1.88	1.05

Total From Investment Operations	(0.11)	(5.53)	2.38	1.74	2.02	1.17
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.16)	(0.18)	(0.19)	(0.14)	(0.05)	(0.10)
Distributions from Realized Gains	(0.55)	(1.01)	(0.47)	(0.55)	(0.33)	(0.12)

Total Dividends and Distributions	(0.71)	(1.19)	(0.66)	(0.69)	(0.38)	(0.22)

Net Asset Value, End of Period	$ 8.77	$ 9.59	$ 16.31	$ 14.59	$ 13.54	$ 11.90

Total Return	(0.48)%(d)	(36.40)%	16.87%	13.27%	17.25%	10.74%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 38,511	$ 32,043	$ 32,135	$ 12,591	$ 1,305	$ 12
Ratio of Expenses to Average Net Assets	0.19%(e)	0.17%	0.15%	0.15%	0.15%	0.15%
Ratio of Gross Expenses to Average Net Assets(g)	0.30%(e)	–	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	2.01%(e)	1.41%	1.29%	1.22%	1.05%	1.01%
Portfolio Turnover Rate	36.4%(e)	33.0%	36.1%	31.7%	52.1%	55.9%

	2009(a)	2008	2007	2006	2005

MIDCAP S&P 400 INDEX FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 9.50	$ 16.18	$ 14.47	$ 13.44	$ 11.90
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04	0.07	0.07	0.06	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.17)	(5.68)	2.16	1.54	1.89

Total From Investment Operations	(0.13)	(5.61)	2.23	1.60	1.91
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.06)	(0.06)	(0.05)	(0.02)	(0.04)
Distributions from Realized Gains	(0.55)	(1.01)	(0.47)	(0.55)	(0.33)

Total Dividends and Distributions	(0.61)	(1.07)	(0.52)	(0.57)	(0.37)

Net Asset Value, End of Period	$ 8.76	$ 9.50	$ 16.18	$ 14.47	$ 13.44

Total Return	(0.84)%(d)	(37.01)%	15.86%	12.23%	16.30%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,852	$ 3,900	$ 5,940	$ 2,468	$ 326
Ratio of Expenses to Average Net Assets	1.06%(e)	1.05%	1.03%	1.03%	1.03%
Ratio of Net Investment Income to Average Net Assets	1.13%(e)	0.53%	0.43%	0.40%	0.15%
Portfolio Turnover Rate	36.4%(e)	33.0%	36.1%	31.7%	52.1%

See accompanying notes.

618

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

MIDCAP S&P 400 INDEX FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 9.64	$ 16.39	$ 14.66	$ 13.59	$ 12.02	$ 11.07
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.09	0.10	0.08	0.06	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.18)	(5.75)	2.17	1.58	1.88	1.05

Total From Investment Operations	(0.13)	(5.66)	2.27	1.66	1.94	1.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	(0.08)	(0.07)	(0.04)	(0.04)	(0.01)
Distributions from Realized Gains	(0.55)	(1.01)	(0.47)	(0.55)	(0.33)	(0.12)

Total Dividends and Distributions	(0.62)	(1.09)	(0.54)	(0.59)	(0.37)	(0.13)

Net Asset Value, End of Period	$ 8.89	$ 9.64	$ 16.39	$ 14.66	$ 13.59	$ 12.02

Total Return	(0.86)%(d)	(36.88)%	15.93%	12.53%	16.40%	9.82%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15,115	$ 15,114	$ 26,702	$ 24,315	$ 17,216	$ 9,549
Ratio of Expenses to Average Net Assets	0.93%(e)	0.92%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Income to Average Net Assets	1.30%(e)	0.67%	0.65%	0.55%	0.42%	0.23%
Portfolio Turnover Rate	36.4%(e)	33.0%	36.1%	31.7%	52.1%	55.9%

	2009(a)	2008	2007	2006	2005	2004

MIDCAP S&P 400 INDEX FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 9.68	$ 16.45	$ 14.71	$ 13.64	$ 12.04	$ 11.08
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06	0.12	0.12	0.10	0.09	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(0.19)	(5.78)	2.19	1.59	1.89	1.06

Total From Investment Operations	(0.13)	(5.66)	2.31	1.69	1.98	1.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.10)	(0.10)	(0.07)	(0.05)	(0.03)
Distributions from Realized Gains	(0.55)	(1.01)	(0.47)	(0.55)	(0.33)	(0.12)

Total Dividends and Distributions	(0.65)	(1.11)	(0.57)	(0.62)	(0.38)	(0.15)

Net Asset Value, End of Period	$ 8.90	$ 9.68	$ 16.45	$ 14.71	$ 13.64	$ 12.04

Total Return	(0.79)%(d)	(36.75)%	16.17%	12.68%	16.65%	10.09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 30,251	$ 29,043	$ 44,430	$ 31,387	$ 16,978	$ 6,197
Ratio of Expenses to Average Net Assets	0.75%(e)	0.74%	0.72%	0.72%	0.72%	0.72%
Ratio of Net Investment Income to Average Net Assets	1.47%(e)	0.85%	0.80%	0.72%	0.61%	0.41%
Portfolio Turnover Rate	36.4%(e)	33.0%	36.1%	31.7%	52.1%	55.9%

	2009(a)	2008	2007	2006	2005	2004

MIDCAP S&P 400 INDEX FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 9.70	$ 16.49	$ 14.74	$ 13.67	$ 12.05	$ 11.09
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07	0.14	0.15	0.13	0.11	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(0.18)	(5.79)	2.20	1.58	1.89	1.06

Total From Investment Operations	(0.11)	(5.65)	2.35	1.71	2.00	1.13
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.13)	(0.13)	(0.09)	(0.05)	(0.05)
Distributions from Realized Gains	(0.55)	(1.01)	(0.47)	(0.55)	(0.33)	(0.12)

Total Dividends and Distributions	(0.68)	(1.14)	(0.60)	(0.64)	(0.38)	(0.17)

Net Asset Value, End of Period	$ 8.91	$ 9.70	$ 16.49	$ 14.74	$ 13.67	$ 12.05

Total Return	(0.57)%(d)	(36.67)%	16.44%	12.87%	16.82%	10.29%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 18,685	$ 16,573	$ 16,038	$ 10,981	$ 5,575	$ 2,565
Ratio of Expenses to Average Net Assets	0.56%(e)	0.55%	0.53%	0.53%	0.53%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.65%(e)	1.04%	0.98%	0.90%	0.81%	0.61%
Portfolio Turnover Rate	36.4%(e)	33.0%	36.1%	31.7%	52.1%	55.9%

See accompanying notes.

619

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

MIDCAP S&P 400 INDEX FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 9.74	$ 16.55	$ 14.79	$ 13.72	$ 12.07	$ 11.11
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07	0.16	0.17	0.15	0.13	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.19)	(5.81)	2.21	1.58	1.90	1.06

Total From Investment Operations	(0.12)	(5.65)	2.38	1.73	2.03	1.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.15)	(0.15)	(0.11)	(0.05)	(0.07)
Distributions from Realized Gains	(0.55)	(1.01)	(0.47)	(0.55)	(0.33)	(0.12)

Total Dividends and Distributions	(0.68)	(1.16)	(0.62)	(0.66)	(0.38)	(0.19)

Net Asset Value, End of Period	$ 8.94	$ 9.74	$ 16.55	$ 14.79	$ 13.72	$ 12.07

Total Return	(0.61)%(d)	(36.58)%	16.59%	12.96%	17.06%	10.39%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 55,241	$ 44,422	$ 68,439	$ 49,931	$ 31,845	$ 21,076
Ratio of Expenses to Average Net Assets	0.44%(e)	0.43%	0.41%	0.41%	0.41%	0.41%
Ratio of Net Investment Income to Average Net Assets	1.76%(e)	1.16%	1.11%	1.04%	0.93%	0.74%
Portfolio Turnover Rate	36.4%(e)	33.0%	36.1%	31.7%	52.1%	55.9%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

(g)	Excludes expense reimbursement from Manager.

See accompanying notes.

620

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

MIDCAP STOCK FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 11.70	$ 20.87	$ 21.14	$ 19.47	$ 17.26	$ 15.50
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.10	0.18	0.23	0.17	0.30	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(0.18)	(6.36)	0.63	3.04	2.59	1.78

Total From Investment Operations	(0.08)	(6.18)	0.86	3.21	2.89	1.86
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.16)	(0.22)	(0.16)	(0.31)	(0.08)	(0.06)
Distributions from Realized Gains	(0.01)	(2.77)	(0.97)	(1.23)	(0.60)	(0.04)

Total Dividends and Distributions	(0.17)	(2.99)	(1.13)	(1.54)	(0.68)	(0.10)

Net Asset Value, End of Period	$ 11.45	$ 11.70	$ 20.87	$ 21.14	$ 19.47	$ 17.26

Total Return	(0.66)%(c)	(34.02)%	4.01%	17.41%	17.11%	12.02%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 316,525	$ 342,676	$ 560,661	$ 725,604	$ 766,698	$ 616,052
Ratio of Expenses to Average Net Assets	0.77%(d)	0.76%	0.76%	0.78%	0.80%	0.80%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	0.78%	0.80%	0.80%
Ratio of Net Investment Income to Average Net Assets	1.99%(d)	1.12%	1.04%	0.84%	1.64%	0.45%
Portfolio Turnover Rate	25.8%(d)	29.1%	25.8%	22.0%	28.0%	23.0%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without reimbursement from custodian.

See accompanying notes.

621

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

2009(a)

MIDCAP VALUE FUND I

Class J shares

Net Asset Value, Beginning of Period	$ 6.24
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–
Net Realized and Unrealized Gain (Loss) on Investments	1.75

Total From Investment Operations	1.75

Net Asset Value, End of Period	$ 7.99

Total Return(c)	28.04%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 296
Ratio of Expenses to Average Net Assets	1.75%(e)
Ratio of Gross Expenses to Average Net Assets(f)	14.76%(e)
Ratio of Net Investment Income to Average Net Assets	0.01%(e)
Portfolio Turnover Rate	78.2%(e)

	2009(g)	2008	2007	2006	2005	2004(h)

MIDCAP VALUE FUND I

Institutional shares

Net Asset Value, Beginning of Period	$ 8.56	$ 14.96	$ 14.22	$ 13.34	$ 11.46	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06	0.13	0.11	0.09	0.06	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(0.49)	(4.84)	1.40	1.96	2.00	1.41

Total From Investment Operations	(0.43)	(4.71)	1.51	2.05	2.06	1.46
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	(0.10)	(0.09)	(0.05)	(0.05)	–
Distributions from Realized Gains	–	(1.59)	(0.68)	(1.12)	(0.13)	–

Total Dividends and Distributions	(0.12)	(1.69)	(0.77)	(1.17)	(0.18)	–

Net Asset Value, End of Period	$ 8.01	$ 8.56	$ 14.96	$ 14.22	$ 13.34	$ 11.46

Total Return	(4.94)%(d)	(35.25)%	10.95%	16.44%	18.16%	14.60%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 669,879	$ 624,473	$ 942,226	$ 729,727	$ 515,611	$ 302,583
Ratio of Expenses to Average Net Assets	1.02%(e)	1.00%	0.99%	1.00%	1.00%	1.00%(e)
Ratio of Net Investment Income to Average Net Assets	1.71%(e)	1.06%	0.77%	0.68%	0.49%	0.57%(e)
Portfolio Turnover Rate	78.2%(e)	88.9%	81.8%	52.4%	59.4%	66.0%(e)

	2009(g)	2008	2007	2006	2005

MIDCAP VALUE FUND I

R-1 shares

Net Asset Value, Beginning of Period	$ 8.40	$ 14.72	$ 14.04	$ 13.24	$ 11.45
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04	0.02	(0.02)	(0.03)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(0.48)	(4.75)	1.38	1.95	2.02

Total From Investment Operations	(0.44)	(4.73)	1.36	1.92	1.96
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.04)	–	–	–	(0.04)
Distributions from Realized Gains	–	(1.59)	(0.68)	(1.12)	(0.13)

Total Dividends and Distributions	(0.04)	(1.59)	(0.68)	(1.12)	(0.17)

Net Asset Value, End of Period	$ 7.92	$ 8.40	$ 14.72	$ 14.04	$ 13.24

Total Return	(5.24)%(d)	(35.80)%	9.94%	15.43%	17.29%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,388	$ 3,050	$ 4,008	$ 2,189	$ 272
Ratio of Expenses to Average Net Assets	1.89%(e)	1.88%	1.87%	1.88%	1.88%
Ratio of Net Investment Income to Average Net Assets	1.03%(e)	0.17%	(0.12)%	(0.25)%	(0.46)%
Portfolio Turnover Rate	78.2%(e)	88.9%	81.8%	52.4%	59.4%

See accompanying notes.

622

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(g)	2008	2007	2006	2005	2004(i)

MIDCAP VALUE FUND I

R-2 shares

Net Asset Value, Beginning of Period	$ 8.41	$ 14.73	$ 14.03	$ 13.21	$ 11.43	$ 10.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04	0.04	–	(0.01)	(0.04)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.48)	(4.76)	1.38	1.95	1.99	0.85

Total From Investment Operations	(0.44)	(4.72)	1.38	1.94	1.95	0.84
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.06)	(0.01)	–	–	(0.04)	–
Distributions from Realized Gains	–	(1.59)	(0.68)	(1.12)	(0.13)	–

Total Dividends and Distributions	(0.06)	(1.60)	(0.68)	(1.12)	(0.17)	–

Net Asset Value, End of Period	$ 7.91	$ 8.41	$ 14.73	$ 14 .03	$ 13.21	$ 11.43

Total Return	(5.24)%(d)	(35.73)%	10.09%	15.62%	17.25%	7.93%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,770	$ 5,188	$ 6,485	$ 4,132	$ 870	$ 11
Ratio of Expenses to Average Net Assets	1.76%(e)	1.75%	1.74%	1.75%	1.75%	1.75%(e)
Ratio of Net Investment Income to Average Net Assets	1.13%(e)	0.31%	0.02%	(0.11)%	(0.28)%	(0.21)%(e)
Portfolio Turnover Rate	78.2%(e)	88.9%	81.8%	52.4%	59.4%	66.0%(e)

	2009(g)	2008	2007	2006	2005	2004(i)

MIDCAP VALUE FUND I

R-3 shares

Net Asset Value, Beginning of Period	$ 8.46	$ 14.82	$ 14.09	$ 13.24	$ 11.43	$ 10.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04	0.06	0.03	0.01	(0.02)	–
Net Realized and Unrealized Gain (Loss) on Investments	(0.48)	(4.80)	1.39	1.96	2.00	0.84

Total From Investment Operations	(0.44)	(4.74)	1.42	1.97	1.98	0.84
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.06)	(0.03)	(0.01)	–	(0.04)	–
Distributions from Realized Gains	–	(1.59)	(0.68)	(1.12)	(0.13)	–

Total Dividends and Distributions	(0.06)	(1.62)	(0.69)	(1.12)	(0.17)	–

Net Asset Value, End of Period	$ 7.96	$ 8.46	$ 14.82	$ 14.09	$ 13.24	$ 11.43

Total Return	(5.17)%(d)	(35.68)%	10.32%	15.84%	17.53%	7.93%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,964	$ 11,990	$ 18,303	$ 11,180	$ 1,696	$ 339
Ratio of Expenses to Average Net Assets	1.58%(e)	1.57%	1.56%	1.57%	1.57%	1.57%(e)
Ratio of Net Investment Income to Average Net Assets	1.14%(e)	0.48%	0.19%	0.07%	(0.11)%	(0.08)%(e)
Portfolio Turnover Rate	78.2%(e)	88.9%	81.8%	52.4%	59.4%	66.0%(e)

	2009(g)	2008	2007	2006	2005	2004(i)

MIDCAP VALUE FUND I

R-4 shares

Net Asset Value, Beginning of Period	$ 8.50	$ 14.86	$ 14.13	$ 13.27	$ 11.44	$ 10.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.08	0.05	0.03	(0.04)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.49)	(4.80)	1.39	1.96	2.04	0.84

Total From Investment Operations	(0.44)	(4.72)	1.44	1.99	2.00	0.85
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.05)	(0.03)	(0.01)	(0.04)	–
Distributions from Realized Gains	–	(1.59)	(0.68)	(1.12)	(0.13)	–

Total Dividends and Distributions	(0.09)	(1.64)	(0.71)	(1.13)	(0.17)	–

Net Asset Value, End of Period	$ 7.97	$ 8.50	$ 14.86	$ 14.13	$ 13.27	$ 11.44

Total Return	(5.16)%(d)	(35.45)%	10.51%	15.94%	17.71%	8.03%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,479	$ 9,391	$ 8,738	$ 4,938	$ 891	$ 11
Ratio of Expenses to Average Net Assets	1.39%(e)	1.38%	1.37%	1.38%	1.38%	1.38%(e)
Ratio of Net Investment Income to Average Net Assets	1.42%(e)	0.67%	0.37%	0.24%	(0.27)%	0.16%(e)
Portfolio Turnover Rate	78.2%(e)	88.9%	81.8%	52.4%	59.4%	66.0%(e)

See accompanying notes.

623

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(g)	2008	2007	2006	2005	2004(i)

MIDCAP VALUE FUND I

R-5 shares

Net Asset Value, Beginning of Period	$ 8.53	$ 14.91	$ 14.17	$ 13.30	$ 11.45	$ 10.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.09	0.08	0.05	0.02	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.49)	(4.81)	1.39	1.96	2.00	0.84

Total From Investment Operations	(0.44)	(4.72)	1.47	2.01	2.02	0.86
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.07)	(0.05)	(0.02)	(0.04)	–
Distributions from Realized Gains	–	(1.59)	(0.68)	(1.12)	(0.13)	–

Total Dividends and Distributions	(0.10)	(1.66)	(0.73)	(1.14)	(0.17)	–

Net Asset Value, End of Period	$ 7.99	$ 8.53	$ 14.91	$ 14.17	$ 13.30	$ 11.45

Total Return	(5.16)%(d)	(35.39)%	10.69%	16.11%	17.89%	8.12%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,603	$ 10,966	$ 15,984	$ 10,085	$ 1,114	$ 57
Ratio of Expenses to Average Net Assets	1.27%(e)	1.26%	1.25%	1.26%	1.26%	1.26%(e)
Ratio of Net Investment Income to Average Net Assets	1.44%(e)	0.79%	0.51%	0.38%	0.13%	0.34%(e)
Portfolio Turnover Rate	78.2%(e)	88.9%	81.8%	52.4%	59.4%	66.0%(e)

(a)	Period from March 2, 2009, date operations commenced, through April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

(g)	Six months ended April 30, 2009.

(h)	Period from December 29, 2003, date operations commenced, through October 31, 2004.

(i)	Period from June 1, 2004, date operations commenced, through October 31, 2004.

See accompanying notes.

624

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

MIDCAP VALUE FUND II

Class J shares

Net Asset Value, Beginning of Period	$ 7.63	$ 15.13	$ 15.21	$ 14.46	$ 13.46	$ 11.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.07	0.04	(0.01)	(0.09)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(0.95)	(5.94)	1.17	2.09	2.07	1.97

Total From Investment Operations	(0.90)	(5.87)	1.21	2.08	1.98	1.87
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.04)	–	–	–	–
Distributions from Realized Gains	–	(1.59)	(1.29)	(1.33)	(0.98)	(0.16)

Total Dividends and Distributions	(0.10)	(1.63)	(1.29)	(1.33)	(0.98)	(0.16)

Net Asset Value, End of Period	$ 6.63	$ 7.63	$ 15.13	$ 15 .21	$ 14.46	$ 13.46

Total Return(c)	(11.78)%(d)	(43.22)%	8.17%	15.09%	15.19%	16.06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 39,378	$ 46,916	$ 99,206	$ 95,782	$ 75,737	$ 32,930
Ratio of Expenses to Average Net Assets	1.79%(e)	1.60%	1.59%	1.80%	1.85%	1.93%
Ratio of Gross Expenses to Average Net Assets(f)	1.83%(e)	–	–	1.80%	1.85%	1.96%(g)
Ratio of Net Investment Income to Average Net Assets	1.70%(e)	0.56%	0.23%	(0.07)%	(0.61)%	(0.77)%
Portfolio Turnover Rate	246.6%(e)	165.6%	147.3%	151.4%	87.9%	49.9%

	2009(a)	2008	2007	2006	2005	2004

MIDCAP VALUE FUND II

Institutional shares

Net Asset Value, Beginning of Period	$ 8.13	$ 16.00	$ 16.05	$ 15.12	$ 13.92	$ 12.04
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.08	0.14	0.13	0.11	0.03	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(1.01)	(6.30)	1.23	2.19	2.15	2.03

Total From Investment Operations	(0.93)	(6.16)	1.36	2.30	2.18	2.05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)	(0.12)	(0.12)	(0.04)	–	(0.01)
Distributions from Realized Gains	–	(1.59)	(1.29)	(1.33)	(0.98)	(0.16)

Total Dividends and Distributions	(0.19)	(1.71)	(1.41)	(1.37)	(0.98)	(0.17)

Net Asset Value, End of Period	$ 7.01	$ 8.13	$ 16.00	$ 16.05	$ 15.12	$ 13.92

Total Return	(11.49)%(d)	(42.88)%	8.75%	16.01%	16.18%	17.15%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 160,586	$ 210,043	$ 491,544	$ 466,928	$ 390,104	$ 215,174
Ratio of Expenses to Average Net Assets	1.04%(e)	1.01%	0.99%	1.00%	1.00%	0.97%
Ratio of Gross Expenses to Average Net Assets	1.04%(e),(h)	–	–	–	–	1.00%(g)
Ratio of Net Investment Income to Average Net Assets	2.47%(e)	1.15%	0.82%	0.73%	0.23%	0.19%
Portfolio Turnover Rate	246.6%(e)	165.6%	147.3%	151.4%	87.9%	49.9%

	2009(a)	2008	2007	2006	2005

MIDCAP VALUE FUND II

R-1 shares

Net Asset Value, Beginning of Period	$ 7.97	$ 15.73	$ 15.81	$ 14.99	$ 13.93
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.03	(0.01)	(0.03)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	(0.99)	(6.20)	1.22	2.18	2.16

Total From Investment Operations	(0.94)	(6.17)	1.21	2.15	2.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.06)	–	–	–	–
Distributions from Realized Gains	–	(1.59)	(1.29)	(1.33)	(0.98)

Total Dividends and Distributions	(0.06)	(1.59)	(1.29)	(1.33)	(0.98)

Net Asset Value, End of Period	$ 6.97	$ 7.97	$ 15.73	$ 15 .81	$ 14.99

Total Return	(11.87)%(d)	(43.41)%	7.84%	15.02%	15.10%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 703	$ 906	$ 1,940	$ 1,365	$ 145
Ratio of Expenses to Average Net Assets	1.92%(e)	1.89%	1.87%	1.88%	1.88%
Ratio of Net Investment Income to Average Net Assets	1.57%(e)	0.27%	(0.07)%	(0.17)%	(0.78)%
Portfolio Turnover Rate	246.6%(e)	165.6%	147.3%	151.4%	87.9%

See accompanying notes.

625

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

MIDCAP VALUE FUND II

R-2 shares

Net Asset Value, Beginning of Period	$ 7.72	$ 15.28	$ 15.38	$ 14.60	$ 13.57	$ 11.82
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.05	0.01	–	(0.07)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(0.96)	(6.00)	1.18	2.11	2.08	1.98

Total From Investment Operations	(0.91)	(5.95)	1.19	2.11	2.01	1.91
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	(0.02)	–	–	–	–
Distributions from Realized Gains	–	(1.59)	(1.29)	(1.33)	(0.98)	(0.16)

Total Dividends and Distributions	(0.07)	(1.61)	(1.29)	(1.33)	(0.98)	(0.16)

Net Asset Value, End of Period	$ 6.74	$ 7.72	$ 15.28	$ 15 .38	$ 14.60	$ 13.57

Total Return	(11.83)%(d)	(43.29)%	7.93%	15.16%	15.29%	16.31%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,724	$ 9,892	$ 24,123	$ 23,997	$ 19,167	$ 5,874
Ratio of Expenses to Average Net Assets	1.79%(e)	1.76%	1.74%	1.75%	1.75%	1.72%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.75%(g)
Ratio of Net Investment Income to Average Net Assets	1.73%(e)	0.40%	0.07%	(0.02)%	(0.52)%	(0.54)%
Portfolio Turnover Rate	246.6%(e)	165.6%	147.3%	151.4%	87.9%	49.9%

	2009(a)	2008	2007	2006	2005	2004

MIDCAP VALUE FUND II

R-3 shares

Net Asset Value, Beginning of Period	$ 7.97	$ 15.73	$ 15.79	$ 14.93	$ 13.84	$ 12.03
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06	0.07	0.04	0.02	(0.05)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(0.99)	(6.20)	1.22	2.17	2.12	2.02

Total From Investment Operations	(0.93)	(6.13)	1.26	2.19	2.07	1.97
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.04)	(0.03)	–	–	–
Distributions from Realized Gains	–	(1.59)	(1.29)	(1.33)	(0.98)	(0.16)

Total Dividends and Distributions	(0.10)	(1.63)	(1.32)	(1.33)	(0.98)	(0.16)

Net Asset Value, End of Period	$ 6.94	$ 7.97	$ 15.73	$ 15 .79	$ 14.93	$ 13.84

Total Return	(11.65)%(d)	(43.24)%	8.16%	15.37%	15.44%	16.53%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,458	$ 15,018	$ 35,378	$ 31,636	$ 19,278	$ 6,176
Ratio of Expenses to Average Net Assets	1.61%(e)	1.58%	1.56%	1.57%	1.57%	1.54%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.57%(g)
Ratio of Net Investment Income to Average Net Assets	1.90%(e)	0.57%	0.25%	0.16%	(0.34)%	(0.37)%
Portfolio Turnover Rate	246.6%(e)	165.6%	147.3%	151.4%	87.9%	49.9%

	2009(a)	2008	2007	2006	2005	2004

MIDCAP VALUE FUND II

R-4 shares

Net Asset Value, Beginning of Period	$ 7.95	$ 15.70	$ 15.76	$ 14.88	$ 13.77	$ 11.95
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07	0.09	0.07	0.05	(0.02)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.99)	(6.18)	1.22	2.16	2.11	1.99

Total From Investment Operations	(0.92)	(6.09)	1.29	2.21	2.09	1.98
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.11)	(0.07)	(0.06)	–	–	–
Distributions from Realized Gains	–	(1.59)	(1.29)	(1.33)	(0.98)	(0.16)

Total Dividends and Distributions	(0.11)	(1.66)	(1.35)	(1.33)	(0.98)	(0.16)

Net Asset Value, End of Period	$ 6.92	$ 7.95	$ 15.70	$ 15 .76	$ 14.88	$ 13.77

Total Return	(11.56)%(d)	(43.15)%	8.40%	15.57%	15.67%	16.72%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,814	$ 6,771	$ 23,354	$ 16,598	$ 11,180	$ 945
Ratio of Expenses to Average Net Assets	1.42%(e)	1.39%	1.37%	1.38%	1.38%	1.35%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.38%(g)
Ratio of Net Investment Income to Average Net Assets	2.06%(e)	0.73%	0.43%	0.34%	(0.15)%	(0.11)%
Portfolio Turnover Rate	246.6%(e)	165.6%	147.3%	151.4%	87.9%	49.9%
See accompanying notes.

626

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

MIDCAP VALUE FUND II

R-5 shares

Net Asset Value, Beginning of Period	$ 8.03	$ 15.82	$ 15.88	$ 14.97	$ 13.83	$ 11.98
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07	0.11	0.09	0.07	–	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(1.00)	(6.23)	1.22	2.18	2.12	2.02

Total From Investment Operations	(0.93)	(6.12)	1.31	2.25	2.12	2.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)	(0.08)	(0.08)	(0.01)	–	–
Distributions from Realized Gains	–	(1.59)	(1.29)	(1.33)	(0.98)	(0.16)

Total Dividends and Distributions	(0.15)	(1.67)	(1.37)	(1.34)	(0.98)	(0.16)

Net Asset Value, End of Period	$ 6.95	$ 8.03	$ 15.82	$ 15 .88	$ 14.97	$ 13.83

Total Return	(11.67)%(d)	(43.00)%	8.48%	15.74%	15.83%	16.93%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,682	$ 12,239	$ 28,701	$ 23,731	$ 20,643	$ 5,440
Ratio of Expenses to Average Net Assets	1.30%(e)	1.27%	1.25%	1.26%	1.26%	1.23%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.26%(g)
Ratio of Net Investment Income to Average Net Assets	2.26%(e)	0.89%	0.55%	0.47%	(0.02)%	(0.05)%
Portfolio Turnover Rate	246.6%(e)	165.6%	147.3%	151.4%	87.9%	49.9%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

(g)	Expense ratio without commission rebates.

(h)	Excludes expense reimbursement from Manager.

See accompanying notes.

627

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

MIDCAP VALUE FUND III

Class J shares

Net Asset Value, Beginning of Period	$ 8.28	$ 14.56	$ 14.19	$ 14.26	$ 12.85	$ 11.68
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07	0.12	0.07	0.10	0.05	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.47)	(5.19)	1.20	1.96	2.20	1.16

Total From Investment Operations	(0.40)	(5.07)	1.27	2.06	2.25	1.18
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.07)	(0.08)	(0.05)	(0.02)	(0.01)
Distributions from Realized Gains	–	(1.14)	(0.82)	(2.08)	(0.82)	–

Total Dividends and Distributions	(0.13)	(1.21)	(0.90)	(2.13)	(0.84)	(0.01)

Net Asset Value, End of Period	$ 7.75	$ 8.28	$ 14.56	$ 14.19	$ 14.26	$ 12.85

Total Return(c)	(4.75)%(d)	(37.77)%	9.24%	16.12%	18.24%	10.15%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 63,344	$ 71,496	$ 137,723	$ 129,753	$ 111,378	$ 77,354
Ratio of Expenses to Average Net Assets	1.34%(e)	1.22%	1.29%	1.34%	1.41%	1.47%
Ratio of Gross Expenses to Average Net Assets(f)	1.39%(e)	–	–	–	–	1.48%(g)
Ratio of Net Investment Income to Average Net Assets	2.03%(e)	1.05%	0.48%	0.71%	0.34%	0.12%
Portfolio Turnover Rate	103.8%(e)	86.0%	99.9%	102.8%	167.8%	225.4%

	2009(a)	2008	2007	2006	2005	2004

MIDCAP VALUE FUND III

Institutional shares

Net Asset Value, Beginning of Period	$ 8.68	$ 15.21	$ 14.79	$ 14.79	$ 12.92	$ 11.77
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.10	0.19	0.17	0.20	0.19	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(0.49)	(5.43)	1.25	2.03	2.53	1.15

Total From Investment Operations	(0.39)	(5.24)	1.42	2.23	2.72	1.28
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.20)	(0.15)	(0.18)	(0.15)	(0.03)	(0.13)
Distributions from Realized Gains	–	(1.14)	(0.82)	(2.08)	(0.82)	–

Total Dividends and Distributions	(0.20)	(1.29)	(1.00)	(2.23)	(0.85)	(0.13)

Net Asset Value, End of Period	$ 8.09	$ 8.68	$ 15.21	$ 14.79	$ 14.79	$ 12.92

Total Return	(4.48)%(d)	(37.43)%	9.97%	16.83%	22.00%(h)	10.98%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6	$ 6	$ 10	$ 5,893	$ 5,054	$ 806
Ratio of Expenses to Average Net Assets	0.70%(e)	0.68%	0.65%	0.65%	0.65%	0.59%
Ratio of Gross Expenses to Average Net Assets	295.69%(e),(i)	–	–	–	–	0.67%(g)
Ratio of Net Investment Income to Average Net Assets	2.63%(e)	1.60%	1.18%	1.40%	1.31%	1.03%
Portfolio Turnover Rate	103.8%(e)	86.0%	99.9%	102.8%	167.8%	225.4%

	2009(a)	2008	2007	2006	2005

MIDCAP VALUE FUND III

R-1 shares

Net Asset Value, Beginning of Period	$ 8.33	$ 14.66	$ 14.28	$ 14.34	$ 12.96
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06	0.09	0.03	0.07	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(0.47)	(5.24)	1.22	1.98	2.18

Total From Investment Operations	(0.41)	(5.15)	1.25	2.05	2.22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.04)	(0.05)	(0.03)	(0.02)
Distributions from Realized Gains	–	(1.14)	(0.82)	(2.08)	(0.82)

Total Dividends and Distributions	(0.10)	(1.18)	(0.87)	(2.11)	(0.84)

Net Asset Value, End of Period	$ 7.82	$ 8.33	$ 14.66	$ 14.28	$ 14.34

Total Return	(4.85)%(d)	(38.02)%	9.03%	15.93%	17.84%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 309	$ 273	$ 277	$ 93	$ 49
Ratio of Expenses to Average Net Assets	1.58%(e)	1.56%	1.53%	1.53%	1.53%
Ratio of Net Investment Income to Average Net Assets	1.76%(e)	0.75%	0.22%	0.50%	0.26%
Portfolio Turnover Rate	103.8%(e)	86.0%	99.9%	102.8%	167.8%

See accompanying notes.

628

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

MIDCAP VALUE FUND III

R-2 shares

Net Asset Value, Beginning of Period	$ 8.38	$ 14.72	$ 14.34	$ 14.40	$ 12.96	$ 11.80
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07	0.10	0.05	0.08	0.05	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.48)	(5.25)	1.22	1.99	2.23	1.17

Total From Investment Operations	(0.41)	(5.15)	1.27	2.07	2.28	1.20
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.11)	(0.05)	(0.07)	(0.05)	(0.02)	(0.04)
Distributions from Realized Gains	–	(1.14)	(0.82)	(2.08)	(0.82)	–

Total Dividends and Distributions	(0.11)	(1.19)	(0.89)	(2.13)	(0.84)	(0.04)

Net Asset Value, End of Period	$ 7.86	$ 8.38	$ 14.72	$ 14.34	$ 14.40	$ 12.96

Total Return	(4.90)%(d)	(37.85)%	9.12%	15.99%	18.32%	10.20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 935	$ 970	$ 1,602	$ 1,112	$ 438	$ 155
Ratio of Expenses to Average Net Assets	1.45%(e)	1.43%	1.40%	1.40%	1.40%	1.34%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.41%(g)
Ratio of Net Investment Income to Average Net Assets	1.92%(e)	0.84%	0.36%	0.59%	0.33%	0.24%
Portfolio Turnover Rate	103.8%(e)	86.0%	99.9%	102.8%	167.8%	225.4%

	2009(a)	2008	2007	2006	2005	2004

MIDCAP VALUE FUND III

R-3 shares

Net Asset Value, Beginning of Period	$ 8.36	$ 14.69	$ 14.31	$ 14.39	$ 12.92	$ 11.77
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.08	0.12	0.08	0.11	0.07	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(0.48)	(5.23)	1.22	1.96	2.25	1.16

Total From Investment Operations	(0.40)	(5.11)	1.30	2.07	2.32	1.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.08)	(0.10)	(0.07)	(0.03)	(0.06)
Distributions from Realized Gains	–	(1.14)	(0.82)	(2.08)	(0.82)	–

Total Dividends and Distributions	(0.13)	(1.22)	(0.92)	(2.15)	(0.85)	(0.06)

Net Asset Value, End of Period	$ 7.83	$ 8.36	$ 14.69	$ 14.31	$ 14.39	$ 12.92

Total Return	(4.75)%(d)	(37.75)%	9.37%	16.08%	18.65%	10.35%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 997	$ 1,317	$ 2,365	$ 786	$ 315	$ 1,587
Ratio of Expenses to Average Net Assets	1.27%(e)	1.25%	1.22%	1.22%	1.22%	1.16%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.23%(g)
Ratio of Net Investment Income to Average Net Assets	2.12%(e)	1.02%	0.53%	0.80%	0.51%	0.43%
Portfolio Turnover Rate	103.8%(e)	86.0%	99.9%	102.8%	167.8%	225.4%

	2009(a)	2008	2007	2006	2005	2004

MIDCAP VALUE FUND III

R-4 shares

Net Asset Value, Beginning of Period	$ 8.28	$ 14.57	$ 14.21	$ 14.30	$ 12.83	$ 11.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.08	0.14	0.11	0.12	0.10	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(0.46)	(5.19)	1.20	1.97	2.22	1.15

Total From Investment Operations	(0.38)	(5.05)	1.31	2.09	2.32	1.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.16)	(0.10)	(0.13)	(0.10)	(0.03)	(0.09)
Distributions from Realized Gains	–	(1.14)	(0.82)	(2.08)	(0.82)	–

Total Dividends and Distributions	(0.16)	(1.24)	(0.95)	(2.18)	(0.85)	(0.09)

Net Asset Value, End of Period	$ 7.74	$ 8.28	$ 14.57	$ 14.21	$ 14.30	$ 12.83

Total Return	(4.58)%(d)	(37.67)%	9.50%	16.33%	18.80%	10.54%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,705	$ 1,719	$ 2,358	$ 1,357	$ 176	$ 45
Ratio of Expenses to Average Net Assets	1.08%(e)	1.06%	1.03%	1.03%	1.03%	0.96%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.04%(g)
Ratio of Net Investment Income to Average Net Assets	2.28%(e)	1.22%	0.74%	0.88%	0.72%	0.63%
Portfolio Turnover Rate	103.8%(e)	86.0%	99.9%	102.8%	167.8%	225.4%

See accompanying notes.

629

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

MIDCAP VALUE FUND III

R-5 shares

Net Asset Value, Beginning of Period	$ 8.36	$ 14.69	$ 14.31	$ 14.38	$ 12.89	$ 11.74
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.09	0.15	0.12	0.15	0.12	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.48)	(5.22)	1.22	1.97	2.22	1.16

Total From Investment Operations	(0.39)	(5.07)	1.34	2.12	2.34	1.25
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.12)	(0.14)	(0.11)	(0.03)	(0.10)
Distributions from Realized Gains	–	(1.14)	(0.82)	(2.08)	(0.82)	–

Total Dividends and Distributions	(0.18)	(1.26)	(0.96)	(2.19)	(0.85)	(0.10)

Net Asset Value, End of Period	$ 7.79	$ 8.36	$ 14.69	$ 14.31	$ 14.38	$ 12.89

Total Return	(4.65)%(d)	(37.56)%	9.71%	16.51%	18.89%	10.72%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,059	$ 5,430	$ 5,367	$ 1,430	$ 995	$ 206
Ratio of Expenses to Average Net Assets	0.96%(e)	0.94%	0.91%	0.91%	0.91%	0.86%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	0.92%(g)
Ratio of Net Investment Income to Average Net Assets	2.42%(e)	1.33%	0.84%	1.13%	0.86%	0.72%
Portfolio Turnover Rate	103.8%(e)	86.0%	99.9%	102.8%	167.8%	225.4%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

(g)	Expense ratio without commission rebates.

(h)	During 2005, the Class experienced a significant withdrawal of monies. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been experienced without the reimbursement.

(i) Excludes expense reimbursement from Manager.

See accompanying notes.

630

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

MONEY MARKET FUND

Class J shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	0.03	0.04	0.04	0.02	–

Total From Investment Operations	–	0.03	0.04	0.04	0.02	–
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.03)	(0.04)	(0.04)	(0.02)	–

Total Dividends and Distributions	–	(0.03)	(0.04)	(0.04)	(0.02)	–

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(c)	0.33%(d)	2.67%	4.46%	3.82%	1.79%	0.08%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 405,050	$ 355,746	$ 186,246	$ 157,486	$ 143,460	$ 132,551
Ratio of Expenses to Average Net Assets	0.86%(e)	0.87%	0.98%	1.11%	1.15%	1.17%
Ratio of Gross Expenses to Average Net Assets(f)	0.90%(e)	–	–	1.11%	1.15%	1.43%
Ratio of Net Investment Income to Average Net Assets	0.64%(e)	2.51%	4.37%	3.76%	1.78%	0.09%

	2009(a)	2008	2007	2006	2005	2004

MONEY MARKET FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01	0.03	0.05	0.04	0.03	0.01

Total From Investment Operations	0.01	0.03	0.05	0.04	0.03	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	(0.03)	(0.05)	(0.04)	(0.03)	(0.01)

Total Dividends and Distributions	(0.01)	(0.03)	(0.05)	(0.04)	(0.03)	(0.01)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return	0.54%(d)	3.17%	5.09%	4.55%	2.56%	0.85%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 235,344	$ 276,963	$ 216,988	$ 26,403	$ 140,592	$ 56,277
Ratio of Expenses to Average Net Assets	0.43%(e)	0.39%	0.39%	0.40%	0.40%	0.40%
Ratio of Gross Expenses to Average Net Assets (f)	0.43%(e)	–	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1.08%(e)	3.07%	4.96%	4.11%	2.67%	0.89%

	2009(a)	2008	2007	2006	2005

MONEY MARKET FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	0.02	0.04	0.04	0.02

Total From Investment Operations	–	0.02	0.04	0.04	0.02
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.02)	(0.04)	(0.04)	(0.02)

Total Dividends and Distributions	–	(0.02)	(0.04)	(0.04)	(0.02)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return	0.20%(d)	2.26%	4.20%	3.64%	1.75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,171	$ 11,194	$ 3,568	$ 1,578	$ 8,627
Ratio of Expenses to Average Net Assets	1.09%(e)	1.27%	1.27%	1.28%	1.28%
Ratio of Gross Expenses to Average Net Assets (f)	1.30%(e)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0.41%(e)	2.00%	4.07%	3.30%	2.43%

	2009(a)	2008	2007	2006	2005	2004

MONEY MARKET FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	0.02	0.04	0.04	0.02	–

Total From Investment Operations	–	0.02	0.04	0.04	0.02	–
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.02)	(0.04)	(0.04)	(0.02)	–

Total Dividends and Distributions	–	(0.02)	(0.04)	(0.04)	(0.02)	–

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return	0.24%(d)	2.40%	4.32%	3.77%	1.81%	0.13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 26,802	$ 32,085	$ 14,987	$ 9,517	$ 9,180	$ 6,394
Ratio of Expenses to Average Net Assets	1.05%(e)	1.14%	1.14%	1.15%	1.15%	1.12%
Ratio of Gross Expenses to Average Net Assets(f)	1.17%(e)	–	–	–	–	1.15%(g)
Ratio of Net Investment Income to Average Net Assets	0.54%(e)	2.23%	4.21%	3.66%	1.77%	0.15%

See accompanying notes.

631

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

MONEY MARKET FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	0.03	0.04	0.04	0.02	–

Total From Investment Operations	–	0.03	0.04	0.04	0.02	–
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.03)	(0.04)	(0.04)	(0.02)	–

Total Dividends and Distributions	–	(0.03)	(0.04)	(0.04)	(0.02)	–

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return	0.29%(d)	2.58%	4.54%	3.96%	1.99%	0.28%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 91,511	$ 85,636	$ 22,245	$ 15,280	$ 8,665	$ 7,413
Ratio of Expenses to Average Net Assets	0.93%(e)	0.96%	0.96%	0.97%	0.97%	0.97%
Ratio of Gross Expenses to Average Net Assets (f)	0.99%(e)	–	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0.57%(e)	2.29%	4.39%	3.96%	1.98%	0.31%

	2009(a)	2008	2007	2006	2005	2004

MONEY MARKET FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	0.03	0.05	0.04	0.02	0.01

Total From Investment Operations	–	0.03	0.05	0.04	0.02	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.03)	(0.05)	(0.04)	(0.02)	(0.01)

Total Dividends and Distributions	–	(0.03)	(0.05)	(0.04)	(0.02)	(0.01)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return	0.36%(d)	2.78%	4.72%	4.16%	2.17%	0.46%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 36,266	$ 30,868	$ 13,941	$ 6,614	$ 3,495	$ 1,484
Ratio of Expenses to Average Net Assets	0.79%(e)	0.77%	0.77%	0.78%	0.78%	0.78%
Ratio of Gross Expenses to Average Net Assets (f)	0.80%(e)	–	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0.72%(e)	2.55%	4.59%	4.23%	2.28%	0.49%

	2009(a)	2008	2007	2006	2005	2004

MONEY MARKET FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	0.03	0.05	0.04	0.02	0.01

Total From Investment Operations	–	0.03	0.05	0.04	0.02	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.03)	(0.05)	(0.04)	(0.02)	(0.01)

Total Dividends and Distributions	–	(0.03)	(0.05)	(0.04)	(0.02)	(0.01)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1 .00	$ 1.00	$ 1.00

Total Return	0.41%(d)	2.90%	4.83%	4.28%	2.30%	0.59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 174,350	$ 158,425	$ 86,072	$ 41,532	$ 30,291	$ 14,599
Ratio of Expenses to Average Net Assets	0.68%(e)	0.65%	0.65%	0.66%	0.66%	0.66%
Ratio of Gross Expenses to Average Net Assets (f)	0.68%(e)	–	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0.81%(e)	2.63%	4.70%	4.25%	2.30%	0.61%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager.

(g)	Expense ratio without the Manager's voluntary expense limit.

See accompanying notes.

632

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

2009(a)

MORTGAGE SECURITIES FUND

Class J shares

Net Asset Value, Beginning of Period		$ 10.68
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)		0.16
Net Realized and Unrealized Gain (Loss) on Investments		0.03

Total From Investment Operations		0.19
Less Dividends and Distributions:
Dividends from Net Investment Income		(0.18)

Total Dividends and Distributions		(0.18)

Net Asset Value, End of Period		$ 10.69

Total Return(c)		1.79%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)		$ 93,131
Ratio of Expenses to Average Net Assets		1.00%(e)
Ratio of Gross Expenses to Average Net Assets(f)		1.19%(e)
Ratio of Net Investment Income to Average Net Assets		4.13%(e)
Portfolio Turnover Rate		11.7%(e)

	2009(g)	2008	2007	2006	2005	2004

MORTGAGE SECURITIES FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 10.35	$ 10.54	$ 10.55	$ 10.53	$ 10.88	$ 10.89
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.25(b)	0.51(b)	0.51(b)	0 .49	0.45(b)	0.44(b)
Net Realized and Unrealized Gain (Loss) on
Investments	0.35	(0.17)	0.01	0.05	(0.30)	0.05

Total From Investment Operations	0.60	0.34	0.52	0.54	0.15	0.49
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.26)	(0.53)	(0.53)	(0.52)	(0.50)	(0.50)

Total Dividends and Distributions	(0.26)	(0.53)	(0.53)	(0.52)	(0.50)	(0.50)

Net Asset Value, End of Period	$ 10.69	$ 10.35	$ 10.54	$ 10.55	$ 10.53	$ 10.88

Total Return	5.89%(d)	3.23%	4.98%	5.25%	1.41%	4.65%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 837,971	$ 1,037,568	$ 1,497,302	$ 1,521,330	$ 1,642,617	$ 1,260,104
Ratio of Expenses to Average Net Assets	0.51%(e)	0.50%	0.50%	0.52%	0.54%	0.55%
Ratio of Gross Expenses to Average Net Assets(i)	0.50%(e)	–%	–%	0.52%	0.54%	0.55%
Ratio of Net Investment Income to Average Net Assets.	4.84%(e)	4.79%	4.86%	4.64%	4.22%	4.02%
Portfolio Turnover Rate	11.7%(e)	5.3%	13.6%	13.0%	34.0%	30.0%

2009(a)

MORTGAGE SECURITIES FUND

R-1 shares

Net Asset Value, Beginning of Period		$ 10.68
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)		0.15
Net Realized and Unrealized Gain (Loss) on Investments		0.03

Total From Investment Operations		0.18
Less Dividends and Distributions:
Dividends from Net Investment Income		(0.17)

Total Dividends and Distributions		(0.17)

Net Asset Value, End of Period		$ 10.69

Total Return		1.68%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)		$ 2,177
Ratio of Expenses to Average Net Assets(h)		1.29%(e)
Ratio of Net Investment Income to Average Net Assets		3.82%(e)
Portfolio Turnover Rate		11.7%(e)

See accompanying notes.

633

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

2009(a)

MORTGAGE SECURITIES FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 10.68
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.16
Net Realized and Unrealized Gain (Loss) on Investments	0.02

Total From Investment Operations	0.18
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)

Total Dividends and Distributions	(0.17)

Net Asset Value, End of Period	$ 10.69

Total Return	1.73%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,846
Ratio of Expenses to Average Net Assets(h)	1.16%(e)
Ratio of Net Investment Income to Average Net Assets	3.95%(e)
Portfolio Turnover Rate	11.7%(e)

2009(a)

MORTGAGE SECURITIES FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 10.68
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.16
Net Realized and Unrealized Gain (Loss) on Investments	0.03

Total From Investment Operations	0.19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)

Total Dividends and Distributions	(0.18)

Net Asset Value, End of Period	$ 10.69

Total Return	1.80%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,492
Ratio of Expenses to Average Net Assets(h)	0.98%(e)
Ratio of Net Investment Income to Average Net Assets	4.13%(e)
Portfolio Turnover Rate	11.7%(e)

2009(a)

MORTGAGE SECURITIES FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 10.68
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.17
Net Realized and Unrealized Gain (Loss) on Investments	0.03

Total From Investment Operations	0.20
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)

Total Dividends and Distributions	(0.19)

Net Asset Value, End of Period	$ 10.69

Total Return	1.87%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,309
Ratio of Expenses to Average Net Assets(h)	0.79%(e)
Ratio of Net Investment Income to Average Net Assets	4.32%(e)
Portfolio Turnover Rate	11.7%(e)

See accompanying notes.

634

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

2009(a)

MORTGAGE SECURITIES FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 10.68
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.18
Net Realized and Unrealized Gain (Loss) on Investments	0.02

Total From Investment Operations	0.20
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)

Total Dividends and Distributions	(0.19)

Net Asset Value, End of Period	$ 10.69

Total Return	1.91%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 13,568
Ratio of Expenses to Average Net Assets(h)	0.67%(e)
Ratio of Net Investment Income to Average Net Assets	4.44%(e)
Portfolio Turnover Rate	11.7%(e)

(a)	Period from December 15, 2008, date operations commenced, through April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

(g)	Six months ended April 30, 2009.

(h)	Reflects Manager’s contractual expense limit.

(i)	Expense ratio without reimbursement from Manager and/or custodian.

See accompanying notes.

635

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004(b)

PREFERRED SECURITIES FUND

Class J shares

Net Asset Value, Beginning of Period	$ 6.59	$ 9.97	$ 10.62	$ 10.48	$ 11.25	$ 11.04
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.27	0.53	0.53	0.51	0.52	0.48
Net Realized and Unrealized Gain (Loss) on Investments	(0.22)	(3.39)	(0.63)	0.10	(0.38)	(0.27)

Total From Investment Operations	0.05	(2.86)	(0.10)	0.61	0.14	0.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.27)	(0.52)	(0.55)	(0.47)	(0.91)	–

Total Dividends and Distributions	(0.27)	(0.52)	(0.55)	(0.47)	(0.91)	–

Net Asset Value, End of Period	$ 6.37	$ 6.59	$ 9.97	$ 10.62	$ 10.48	$ 11.25

Total Return(d)	1.04%(e)	(29.84)%	(1.03)%	5.95%	1.27%	1.90%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14,483	$ 16,099	$ 25,471	$ 24,881	$ 24,037	$ 16,472
Ratio of Expenses to Average Net Assets	1.59%(f)	1.46%	1.51%	1.58%	1.60%	1.59%(f)
Ratio of Gross Expenses to Average Net Assets(g)	1.64%(f)	–	–	1.58%	1.63%	2.13%(f)
Ratio of Net Investment Income to Average Net Assets	9.08%(f)	5.94%	5.05%	4.92%	4.84%	5.13%(f)
Portfolio Turnover Rate	13.8%(f)	18.7%	33.9%	22.4%	17.8%	14.0%(f)

	2009(a)	2008	2007	2006	2005	2004

PREFERRED SECURITIES FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 6.66	$ 10.07	$ 10.73	$ 10.58	$ 11.34	$ 11.21
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.30	0.60	0.61	0.61	0.62	0.65
Net Realized and Unrealized Gain (Loss) on Investments	(0.22)	(3.43)	(0.63)	0.09	(0.39)	(0.07)

Total From Investment Operations	0.08	(2.83)	(0.02)	0.70	0.23	0.58
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.30)	(0.58)	(0.64)	(0.55)	(0.99)	(0.45)

Total Dividends and Distributions	(0.30)	(0.58)	(0.64)	(0.55)	(0.99)	(0.45)

Net Asset Value, End of Period	$ 6.44	$ 6.66	$ 10.07	$ 10.73	$ 10.58	$ 11.34

Total Return	1.44%(e)	(29.34)%	(0.26)%	6.88%	2.07%	5.32%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 925,218	$ 909,039	$ 712,347	$ 580,507	$ 330,862	$ 202,386
Ratio of Expenses to Average Net Assets	0.74%(f)	0.74%	0.75%	0.75%	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets	9.93%(f)	6.70%	5.80%	5.77%	5.68%	5.83%
Portfolio Turnover Rate	13.8%(f)	18.7%	33.9%	22.4%	17.8%	14.0%

	2009(a)	2008	2007	2006	2005

PREFERRED SECURITIES FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 6.65	$ 10.05	$ 10.70	$ 10.56	$ 11.34
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.28	0.52	0.51	0.52	0.52
Net Realized and Unrealized Gain (Loss) on Investments	(0.24)	(3.42)	(0.62)	0.08	(0.39)

Total From Investment Operations	0.04	(2.90)	(0.11)	0.60	0.13
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.27)	(0.50)	(0.54)	(0.46)	(0.91)

Total Dividends and Distributions	(0.27)	(0.50)	(0.54)	(0.46)	(0.91)

Net Asset Value, End of Period	$ 6.42	$ 6.65	$ 10.05	$ 10.70	$ 10.56

Total Return	0.87%(e)	(29.92)%	(1.12)%	5.87%	1.14%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 665	$ 593	$ 545	$ 176	$ 9
Ratio of Expenses to Average Net Assets	1.62%(f)	1.62%	1.63%	1.63%	1.63%
Ratio of Net Investment Income to Average Net Assets	9.10%(f)	5.83%	4.86%	4.97%	4.78%
Portfolio Turnover Rate	13.8%(f)	18.7%	33.9%	22.4%	17.8%

See accompanying notes.

636

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004(h)

PREFERRED SECURITIES FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 6.62	$ 10.02	$ 10.67	$ 10.52	$ 11.30	$ 10.80
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.28	0.53	0.51	0.53	0.54	0.25
Net Realized and Unrealized Gain (Loss) on Investments	(0.23)	(3.41)	(0.61)	0.09	(0.40)	0.25

Total From Investment Operations	0.05	(2.88)	(0.10)	0.62	0.14	0.50
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.27)	(0.52)	(0.55)	(0.47)	(0.92)	–

Total Dividends and Distributions	(0.27)	(0.52)	(0.55)	(0.47)	(0.92)	–

Net Asset Value, End of Period	$ 6.40	$ 6.62	$ 10.02	$ 10.67	$ 10.52	$ 11.30

Total Return	1.08%(e)	(29.91)%	(0.98)%	6.12%	1.25%	4.63%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 599	$ 667	$ 681	$ 22	$ 15	$ 10
Ratio of Expenses to Average Net Assets	1.49%(f)	1.49%	1.49%	1.50%	1.50%	1.50%(f)
Ratio of Net Investment Income to Average Net Assets	9.25%(f)	5.96%	5.00%	5.00%	4.96%	5.36%(f)
Portfolio Turnover Rate	13.8%(f)	18.7%	33.9%	22.4%	17.8%	14.0%(f)

	2009(a)	2008	2007	2006	2005	2004(h)

PREFERRED SECURITIES FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 6.63	$ 10.04	$ 10.69	$ 10.54	$ 11.31	$ 10.80
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.28	0.55	0.55	0.55	0.56	0.26
Net Realized and Unrealized Gain (Loss) on Investments	(0.22)	(3.43)	(0.63)	0.09	(0.39)	0.25

Total From Investment Operations	0.06	(2.88)	(0.08)	0.64	0.17	0.51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.28)	(0.53)	(0.57)	(0.49)	(0.94)	–

Total Dividends and Distributions	(0.28)	(0.53)	(0.57)	(0.49)	(0.94)	–

Net Asset Value, End of Period	$ 6.41	$ 6.63	$ 10.04	$ 10.69	$ 10.54	$ 11.31

Total Return	1.17%(e)	(29.83)%	(0.78)%	6.30%	1.49%	4.72%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,495	$ 1,518	$ 1,911	$ 655	$ 10	$ 10
Ratio of Expenses to Average Net Assets	1.31%(f)	1.31%	1.32%	1.32%	1.32%	1.32%(f)
Ratio of Net Investment Income to Average Net Assets	9.37%(f)	6.16%	5.23%	5.21%	5.10%	5.55%(f)
Portfolio Turnover Rate	13.8%(f)	18.7%	33.9%	22.4%	17.8%	14.0%(f)

	2009(a)	2008	2007	2006	2005	2004(h)

PREFERRED SECURITIES FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 6.63	$ 10.03	$ 10.70	$ 10.55	$ 11.32	$ 10.80
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.29	0.57	0.56	0.56	0.58	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(0.22)	(3.42)	(0.63)	0.10	(0.39)	0.25

Total From Investment Operations	0.07	(2.85)	(0.07)	0.66	0.19	0.52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.29)	(0.55)	(0.60)	(0.51)	(0.96)	–

Total Dividends and Distributions	(0.29)	(0.55)	(0.60)	(0.51)	(0.96)	–

Net Asset Value, End of Period	$ 6.41	$ 6.63	$ 10.03	$ 10.70	$ 10.55	$ 11.32

Total Return	1.26%(e)	(29.63)%	(0.77)%	6.50%	1.65%	4.81%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,553	$ 1,710	$ 234	$ 10	$ 10	$ 11
Ratio of Expenses to Average Net Assets	1.12%(f)	1.12%	1.12%	1.13%	1.13%	1.13%(f)
Ratio of Net Investment Income to Average Net Assets	9.52%(f)	6.34%	5.37%	5.37%	5.28%	5.73%(f)
Portfolio Turnover Rate	13.8%(f)	18.7%	33.9%	22.4%	17.8%	14.0%(f)

See accompanying notes.

637

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004(h)

PREFERRED SECURITIES FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 6.64	$ 10.05	$ 10.71	$ 10.56	$ 11.32	$ 10.80
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.30	0.58	0.57	0.58	0.59	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(0.23)	(3.43)	(0.62)	0.10	(0.38)	0.25

Total From Investment Operations	0.07	(2.85)	(0.05)	0.68	0.21	0.52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.29)	(0.56)	(0.61)	(0.53)	(0.97)	–

Total Dividends and Distributions	(0.29)	(0.56)	(0.61)	(0.53)	(0.97)	–

Net Asset Value, End of Period	$ 6.42	$ 6.64	$ 10.05	$ 10.71	$ 10.56	$ 11.32

Total Return	1.32%(e)	(29.58)%	(0.54)%	6.62%	1.84%	4.81%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 347	$ 492	$ 575	$ 33	$ 10	$ 11
Ratio of Expenses to Average Net Assets	1.00%(f)	1.00%	1.00%	1.01%	1.01%	1.01%(f)
Ratio of Net Investment Income to Average Net Assets	9.80%(f)	6.49%	5.45%	5.50%	5.43%	5.86%(f)
Portfolio Turnover Rate	13.8%(f)	18.7%	33.9%	22.4%	17.8%	14.0%(f)

(a)	Six months ended April 30, 2009.

(b)	Period from December 29, 2003, date operations commenced, through October 31, 2004.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager and/or Underwriter.

(h)	Period from June 1, 2004, date operations commenced, through October 31, 2004.

See accompanying notes.

638

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2010 FUND

Class J shares

Net Asset Value, Beginning of Period	$ 9.17	$ 14.11	$ 13.17	$ 12.07	$ 11.59	$ 10.60
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.17	0.45	0.36	0.33	0.29	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(0.48)	(4.74)	0.99	1.08	0.53	0.95

Total From Investment Operations	(0.31)	(4.29)	1.35	1.41	0.82	1.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.30)	(0.42)	(0.34)	(0.23)	(0.24)	(0.09)
Distributions from Realized Gains	(0.30)	(0.23)	(0.07)	(0.08)	(0.10)	–

Total Dividends and Distributions	(0.60)	(0.65)	(0.41)	(0.31)	(0.34)	(0.09)

Net Asset Value, End of Period	$ 8.26	$ 9.17	$ 14.11	$ 13.17	$ 12.07	$ 11.59

Total Return(c)	(3.38)%(d)	(31.75)%	10.51%	11.88%	7.20%	10.21%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 161,520	$ 185,729	$ 286,278	$ 191,674	$ 106,539	$ 59,805
Ratio of Expenses to Average Net Assets(e)	0.61%(f)	0.58%	0.64%	0.69%	0.73%	0.78%
Ratio of Gross Expenses to Average Net Assets(e),(g)	0.66%(f)	–	–	0.69%	–	0.78%
Ratio of Net Investment Income to Average Net Assets	4.38%(f)	3.76%	2.68%	2.66%	2.46%	1.16%
Portfolio Turnover Rate	38.2%(f)	12.7%	14.7%	16.6%	10.2%	34.3%

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2010 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 9.22	$ 14.21	$ 13.27	$ 12.15	$ 11.61	$ 10.63
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.19	0.49	0.42	0.41	0.36	0.20
Net Realized and Unrealized Gain (Loss) on Investments	(0.48)	(4.76)	1.01	1.09	0.53	0.95

Total From Investment Operations	(0.29)	(4.27)	1.43	1.50	0.89	1.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.35)	(0.49)	(0.42)	(0.30)	(0.25)	(0.17)
Distributions from Realized Gains	(0.30)	(0.23)	(0.07)	(0.08)	(0.10)	–

Total Dividends and Distributions	(0.65)	(0.72)	(0.49)	(0.38)	(0.35)	(0.17)

Net Asset Value, End of Period	$ 8.28	$ 9.22	$ 14.21	$ 13.27	$ 12.15	$ 11.61

Total Return	(3.09)%(d)	(31.52)%	11.07%	12.64%	7.78%	10.97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 857,563	$ 846,470	$ 1,116,351	$ 668,274	$ 408,886	$ 226,885
Ratio of Expenses to Average Net Assets(e)	0.13%(f)	0.13%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.76%(f)	4.11%	3.13%	3.24%	3.05%	1.80%
Portfolio Turnover Rate	38.2%(f)	12.7%	14.7%	16.6%	10.2%	34.3%

	2009(a)	2008	2007	2006	2005

PRINCIPAL LIFETIME 2010 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 9.14	$ 14.08	$ 13.15	$ 12.05	$ 11.62
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.16	0.35	0.30	0.29	0.22
Net Realized and Unrealized Gain (Loss) on Investments	(0.48)	(4.69)	1.00	1.08	0.55

Total From Investment Operations	(0.32)	(4.34)	1.30	1.37	0.77
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.28)	(0.37)	(0.30)	(0.19)	(0.24)
Distributions from Realized Gains	(0.30)	(0.23)	(0.07)	(0.08)	(0.10)

Total Dividends and Distributions	(0.58)	(0.60)	(0.37)	(0.27)	(0.34)

Net Asset Value, End of Period	$ 8.24	$ 9.14	$ 14.08	$ 13.15	$ 12.05

Total Return	(3.52)%(d)	(32.07)%	10.10%	11.58%	6.72%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 18,298	$ 16,907	$ 14,507	$ 6,230	$ 1,343
Ratio of Expenses to Average Net Assets(e)	1.01%(f)	1.01%	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	3.91%(f)	2.93%	2.20%	2.35%	1.82%
Portfolio Turnover Rate	38.2%(f)	12.7%	14.7%	16.6%	10.2%

See accompanying notes.

639

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2010 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 9.10	$ 14.02	$ 13.10	$ 12.00	$ 11.55	$ 10.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.16	0.40	0.32	0.30	0.26	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.48)	(4.70)	0.99	1.09	0.53	0.97

Total From Investment Operations	(0.32)	(4.30)	1.31	1.39	0.79	1.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.27)	(0.39)	(0.32)	(0.21)	(0.24)	(0.09)
Distributions from Realized Gains	(0.30)	(0.23)	(0.07)	(0.08)	(0.10)	–

Total Dividends and Distributions	(0.57)	(0.62)	(0.39)	(0.29)	(0.34)	(0.09)

Net Asset Value, End of Period	$ 8.21	$ 9.10	$ 14.02	$ 13.10	$ 12.00	$ 11.55

Total Return	(3.52)%(d)	(31.97)%	10.21%	11.77%	6.95%	10.10%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 35,085	$ 37,240	$ 53,760	$ 36,680	$ 21,112	$ 8,554
Ratio of Expenses to Average Net Assets(e)	0.88%(f)	0.88%	0.87%	0.87%	0.87%	0.87%
Ratio of Net Investment Income to Average Net Assets	4.10%(f)	3.39%	2.39%	2.43%	2.17%	0.80%
Portfolio Turnover Rate	38.2%(f)	12.7%	14.7%	16.6%	10.2%	34.3%

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2010 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 9.13	$ 14.07	$ 13.14	$ 12.04	$ 11.56	$ 10.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.17	0.41	0.34	0.33	0.28	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(0.48)	(4.71)	1.00	1.08	0.54	0.97

Total From Investment Operations	(0.31)	(4.30)	1.34	1.41	0.82	1.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.30)	(0.41)	(0.34)	(0.23)	(0.24)	(0.11)
Distributions from Realized Gains	(0.30)	(0.23)	(0.07)	(0.08)	(0.10)	–

Total Dividends and Distributions	(0.60)	(0.64)	(0.41)	(0.31)	(0.34)	(0.11)

Net Asset Value, End of Period	$ 8.22	$ 9.13	$ 14.07	$ 13.14	$ 12.04	$ 11.56

Total Return	(3.41)%(d)	(31.88)%	10.45%	11.94%	7.23%	10.29%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 75,245	$ 75,999	$ 87,602	$ 50,488	$ 20,694	$ 10,270
Ratio of Expenses to Average Net Assets(e)	0.70%(f)	0.70%	0.69%	0.69%	0.69%	0.69%
Ratio of Net Investment Income to Average Net Assets	4.27%(f)	3.48%	2.53%	2.63%	2.32%	1.02%
Portfolio Turnover Rate	38.2%(f)	12.7%	14.7%	16.6%	10.2%	34.3%

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2010 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 9.16	$ 14.10	$ 13.17	$ 12.07	$ 11.57	$ 10.60
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.17	0.44	0.37	0.36	0.25	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(0.49)	(4.71)	0.99	1.07	0.59	1.00

Total From Investment Operations	(0.32)	(4.27)	1.36	1.43	0.84	1.10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.31)	(0.44)	(0.36)	(0.25)	(0.24)	(0.13)
Distributions from Realized Gains	(0.30)	(0.23)	(0.07)	(0.08)	(0.10)	–

Total Dividends and Distributions	(0.61)	(0.67)	(0.43)	(0.33)	(0.34)	(0.13)

Net Asset Value, End of Period	$ 8.23	$ 9.16	$ 14.10	$ 13.17	$ 12.07	$ 11.57

Total Return	(3.42)%(d)	(31.67)%	10.64%	12.12%	7.41%	10.49%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 54,675	$ 47,919	$ 59,244	$ 26,768	$ 11,896	$ 1,501
Ratio of Expenses to Average Net Assets(e)	0.51%(f)	0.51%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets	4.31%(f)	3.66%	2.71%	2.87%	2.19%	0.89%
Portfolio Turnover Rate	38.2%(f)	12.7%	14.7%	16.6%	10.2%	34.3%

See accompanying notes.

640

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2010 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 9.18	$ 14.13	$ 13.20	$ 12.09	$ 11.58	$ 10.61
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.18	0.45	0.38	0.37	0.31	0.14
Net Realized and Unrealized Gain (Loss) on Investments	(0.49)	(4.72)	1.00	1.09	0.54	0.98

Total From Investment Operations	(0.31)	(4.27)	1.38	1.46	0.85	1.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.32)	(0.45)	(0.38)	(0.27)	(0.24)	(0.15)
Distributions from Realized Gains	(0.30)	(0.23)	(0.07)	(0.08)	(0.10)	–

Total Dividends and Distributions	(0.62)	(0.68)	(0.45)	(0.35)	(0.34)	(0.15)

Net Asset Value, End of Period	$ 8.25	$ 9.18	$ 14.13	$ 13.20	$ 12.09	$ 11.58

Total Return	(3.30)%(d)	(31.60)%	10.76%	12.31%	7.51%	10.61%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 132,185	$ 140,387	$ 152,317	$ 81,573	$ 21,733	$ 5,551
Ratio of Expenses to Average Net Assets(e)	0.39%(f)	0.39%	0.38%	0.38%	0.38%	0.38%
Ratio of Net Investment Income to Average Net Assets	4.56%(f)	3.75%	2.83%	2.97%	2.69%	1.22%
Portfolio Turnover Rate	38.2%(f)	12.7%	14.7%	16.6%	10.2%	34.3%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

641

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.
	(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2015 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 7.52	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.09	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(0.32)	(2.59)

Total From Investment Operations	(0.23)	(2.48)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)	–

Total Dividends and Distributions	(0.14)	–

Net Asset Value, End of Period	$ 7.15	$ 7.52

Total Return	(3.01)%(d)	(24.80)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 159,766	$ 28,190
Ratio of Expenses to Average Net Assets(e),(f)	0.16%(g)	0.17%(g)
Ratio of Net Investment Income to Average Net Assets	2.77%(g)	1.79%(g)
Portfolio Turnover Rate	9.5%(g)	50.1%(g)

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2015 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 7.44	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.10	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(0.35)	(2.61)

Total From Investment Operations	(0.25)	(2.56)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	–

Total Dividends and Distributions	(0.13)	–

Net Asset Value, End of Period	$ 7.06	$ 7.44

Total Return	(3.43)%(d)	(25.60)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,997	$ 1,798
Ratio of Expenses to Average Net Assets(e),(f)	1.02%(g)	1.05%(g)
Ratio of Net Investment Income to Average Net Assets	2.94%(g)	0.92%(g)
Portfolio Turnover Rate	9.5%(g)	50.1%(g)

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2015 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 7.45	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.12	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(0.37)	(2.62)

Total From Investment Operations	(0.25)	(2.55)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	–

Total Dividends and Distributions	(0.13)	–

Net Asset Value, End of Period	$ 7.07	$ 7.45

Total Return	(3.34)%(d)	(25.50)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,282	$ 1,358
Ratio of Expenses to Average Net Assets(e),(f)	0.89%(g)	0.92%(g)
Ratio of Net Investment Income to Average Net Assets	3.62%(g)	1.14%(g)
Portfolio Turnover Rate	9.5%(g)	50.1%(g)

See accompanying notes.

642

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.
	(unaudited)

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2015 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 7.46	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.11	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)	(2.61)

Total From Investment Operations	(0.25)	(2.54)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	–

Total Dividends and Distributions	(0.13)	–

Net Asset Value, End of Period	$ 7.08	$ 7.46

Total Return	(3.34)%(d)	(25.40)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14,461	$ 7,835
Ratio of Expenses to Average Net Assets(e),(f)	0.71%(g)	0.74%(g)
Ratio of Net Investment Income to Average Net Assets	3.39%(g)	1.27%(g)
Portfolio Turnover Rate	9.5%(g)	50.1%(g)

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2015 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 7.47	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.11	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(0.35)	(2.61)

Total From Investment Operations	(0.24)	(2.53)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)	–

Total Dividends and Distributions	(0.14)	–

Net Asset Value, End of Period	$ 7.09	$ 7.47

Total Return	(3.27)%(d)	(25.30)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 16,818	$ 5,653
Ratio of Expenses to Average Net Assets(e),(f)	0.52%(g)	0.55%(g)
Ratio of Net Investment Income to Average Net Assets	3.33%(g)	1.37%(g)
Portfolio Turnover Rate	9.5%(g)	50.1%(g)

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2015 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 7.47	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.12	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.35)	(2.62)

Total From Investment Operations	(0.23)	(2.53)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)	–

Total Dividends and Distributions	(0.14)	–

Net Asset Value, End of Period	$ 7.10	$ 7.47

Total Return	(3.14)%(d)	(25.30)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15,935	$ 8,400
Ratio of Expenses to Average Net Assets(e),(f)	0.40%(g)	0.43%(g)
Ratio of Net Investment Income to Average Net Assets	3.68%(g)	1.50%(g)
Portfolio Turnover Rate	9.5%(g)	50.1%(g)
(a)	Six months ended April 30, 2009.

(b)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager's contractual expense limit.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Computed on an annualized basis.

See accompanying notes.

643

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2020 FUND

Class J shares

Net Asset Value, Beginning of Period	$ 9.27	$ 15.02	$ 13.64	$ 12.24	$ 11.48	$ 10.53
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.18	0.40	0.31	0.28	0.24	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(0.55)	(5.48)	1.49	1.46	0.84	0.95

Total From Investment Operations	(0.37)	(5.08)	1.80	1.74	1.08	1.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)	(0.38)	(0.33)	(0.24)	(0.23)	(0.11)
Distributions from Realized Gains	(0.36)	(0.29)	(0.09)	(0.10)	(0.09)	–

Total Dividends and Distributions	(0.59)	(0.67)	(0.42)	(0.34)	(0.32)	(0.11)

Net Asset Value, End of Period	$ 8.31	$ 9.27	$ 15.02	$ 13.64	$ 12.24	$ 11.48

Total Return(c)	(3.92)%(d)	(35.27)%	13.50%	14.55%	9.52%	10.10%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 378,622	$ 412,169	$ 579,671	$ 356,350	$ 187,253	$ 97,035
Ratio of Expenses to Average Net Assets(e)	0.62%(f)	0.59%	0.64%	0.69%	0.73%	0.78%
Ratio of Gross Expenses to Average Net Assets(e),(g)	0.67%(f)	–	–	0.69%	–	0.78%
Ratio of Net Investment Income to Average Net Assets	4.60%(f)	3.21%	2.22%	2.21%	2.02%	1.01%
Portfolio Turnover Rate	19.0%(f)	7.1%	15.1%	7.4%	5.5%	27.0%

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2020 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 9.32	$ 15.12	$ 13.73	$ 12.32	$ 11.49	$ 10.55
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.20	0.44	0.38	0.36	0.31	0.18
Net Realized and Unrealized Gain (Loss) on
Investments	(0.54)	(5.49)	1.51	1.47	0.85	0.95

Total From Investment Operations	(0.34)	(5.05)	1.89	1.83	1.16	1.13
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.29)	(0.46)	(0.41)	(0.32)	(0.24)	(0.19)
Distributions from Realized Gains	(0.36)	(0.29)	(0.09)	(0.10)	(0.09)	–

Total Dividends and Distributions	(0.65)	(0.75)	(0.50)	(0.42)	(0.33)	(0.19)

Net Asset Value, End of Period	$ 8.33	$ 9.32	$ 15.12	$ 13.73	$ 12.32	$ 11.49

Total Return	(3.65)%(d)	(35.03)%	14.14%	15.23%	10.20%	10.85%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,062,870	$ 1,904,751	$ 2,266,328	$ 1,243,217	$ 668,863	$ 322,168
Ratio of Expenses to Average Net Assets(e)	0.13%(f)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.97%(f)	3.52%	2.65%	2.78%	2.59%	1.63%
Portfolio Turnover Rate	19.0%(f)	7.1%	15.1%	7.4%	5.5%	27.0%

	2009(a)	2008	2007	2006	2005

PRINCIPAL LIFETIME 2020 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 9.25	$ 15.00	$ 13.62	$ 12.23	$ 11.51
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.16	0.31	0.23	0.21	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(0.54)	(5.44)	1.53	1.49	0.92

Total From Investment Operations	(0.38)	(5.13)	1.76	1.70	1.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)	(0.33)	(0.29)	(0.21)	(0.23)
Distributions from Realized Gains	(0.36)	(0.29)	(0.09)	(0.10)	(0.09)

Total Dividends and Distributions	(0.57)	(0.62)	(0.38)	(0.31)	(0.32)

Net Asset Value, End of Period	$ 8.30	$ 9.25	$ 15.00	$ 13.62	$ 12.23

Total Return	(4.12)%(d)	(35.55)%	13.16%	14.15%	9.12%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 39,116	$ 35,642	$ 35,530	$ 14,417	$ 2,799
Ratio of Expenses to Average Net Assets(e)	1.01%(f)	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	4.08%(f)	2.51%	1.64%	1.61%	1.03%
Portfolio Turnover Rate	19.0%(f)	7.1%	15.1%	7.4%	5.5%

See accompanying notes.

644

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2020 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 9.20	$ 14.93	$ 13.56	$ 12.18	$ 11.44	$ 10.50
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.17	0.35	0.28	0.25	0.21	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.54)	(5.44)	1.49	1.45	0.85	0.99

Total From Investment Operations	(0.37)	(5.09)	1.77	1.70	1.06	1.05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.20)	(0.35)	(0.31)	(0.22)	(0.23)	(0.11)
Distributions from Realized Gains	(0.36)	(0.29)	(0.09)	(0.10)	(0.09)	–

Total Dividends and Distributions	(0.56)	(0.64)	(0.40)	(0.32)	(0.32)	(0.11)

Net Asset Value, End of Period	$ 8.27	$ 9.20	$ 14.93	$ 13.56	$ 12.18	$ 11.44

Total Return	(3.94)%(d)	(35.51)%	13.29%	14.28%	9.37%	10.06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 78,338	$ 78,445	$ 107,765	$ 71,913	$ 35,959	$ 12,193
Ratio of Expenses to Average Net Assets(e)	0.88%(f)	0.87%	0.87%	0.87%	0.87%	0.87%
Ratio of Net Investment Income to Average Net Assets	4.27%(f)	2.84%	2.02%	1.92%	1.77%	0.51%
Portfolio Turnover Rate	19.0%(f)	7.1%	15.1%	7.4%	5.5%	27.0%

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2020 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 9.24	$ 14.99	$ 13.61	$ 12.22	$ 11.46	$ 10.52
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.18	0.37	0.29	0.27	0.22	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(0.55)	(5.45)	1.51	1.47	0.86	0.96

Total From Investment Operations	(0.37)	(5.08)	1.80	1.74	1.08	1.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)	(0.38)	(0.33)	(0.25)	(0.23)	(0.13)
Distributions from Realized Gains	(0.36)	(0.29)	(0.09)	(0.10)	(0.09)	–

Total Dividends and Distributions	(0.59)	(0.67)	(0.42)	(0.35)	(0.32)	(0.13)

Net Asset Value, End of Period	$ 8.28	$ 9.24	$ 14.99	$ 13.61	$ 12.22	$ 11.46

Total Return	(3.96)%(d)	(35.38)%	13.53%	14.52%	9.55%	10.24%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 169,250	$ 159,254	$ 175,110	$ 93,449	$ 33,721	$ 12,657
Ratio of Expenses to Average Net Assets(e)	0.70%(f)	0.69%	0.69%	0.69%	0.69%	0.69%
Ratio of Net Investment Income to Average Net Assets	4.44%(f)	2.95%	2.09%	2.06%	1.82%	0.95%
Portfolio Turnover Rate	19.0%(f)	7.1%	15.1%	7.4%	5.5%	27.0%

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2020 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 9.26	$ 15.02	$ 13.64	$ 12.24	$ 11.46	$ 10.53
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.18	0.38	0.31	0.30	0.19	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.54)	(5.45)	1.52	1.47	0.92	1.02

Total From Investment Operations	(0.36)	(5.07)	1.83	1.77	1.11	1.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.25)	(0.40)	(0.36)	(0.27)	(0.24)	(0.15)
Distributions from Realized Gains	(0.36)	(0.29)	(0.09)	(0.10)	(0.09)	–

Total Dividends and Distributions	(0.61)	(0.69)	(0.45)	(0.37)	(0.33)	(0.15)

Net Asset Value, End of Period	$ 8.29	$ 9.26	$ 15.02	$ 13.64	$ 12.24	$ 11.46

Total Return	(3.87)%(d)	(35.25)%	13.71%	14.79%	9.75%	10.35%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 123,993	$ 110,340	$ 121,196	$ 53,209	$ 18,811	$ 1,529
Ratio of Expenses to Average Net Assets(e)	0.51%(f)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets	4.51%(f)	3.06%	2.21%	2.33%	1.48%	0.54%
Portfolio Turnover Rate	19.0%(f)	7.1%	15.1%	7.4%	5.5%	27.0%

See accompanying notes.

645

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2020 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 9.28	$ 15.05	$ 13.67	$ 12.27	$ 11.47	$ 10.53
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.19	0.40	0.32	0.30	0.26	0.16
Net Realized and Unrealized Gain (Loss) on Investments	(0.54)	(5.46)	1.52	1.49	0.87	0.94

Total From Investment Operations	(0.35)	(5.06)	1.84	1.79	1.13	1.10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.26)	(0.42)	(0.37)	(0.29)	(0.24)	(0.16)
Distributions from Realized Gains	(0.36)	(0.29)	(0.09)	(0.10)	(0.09)	–

Total Dividends and Distributions	(0.62)	(0.71)	(0.46)	(0.39)	(0.33)	(0.16)

Net Asset Value, End of Period	$ 8.31	$ 9.28	$ 15.05	$ 13.67	$ 12.27	$ 11.47

Total Return	(3.74)%(d)	(35.16)%	13.83%	14.91%	9.92%	10.58%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 273,739	$ 267,795	$ 299,458	$ 129,616	$ 37,539	$ 8,498
Ratio of Expenses to Average Net Assets(e)	0.39%(f)	0.38%	0.38%	0.38%	0.38%	0.38%
Ratio of Net Investment Income to Average Net Assets	4.71%(f)	3.24%	2.26%	2.35%	2.15%	1.41%
Portfolio Turnover Rate	19.0%(f)	7.1%	15.1%	7.4%	5.5%	27.0%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

646

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2025 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 7.27	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.08	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)	(2.80)

Total From Investment Operations	(0.28)	(2.73)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)	–

Total Dividends and Distributions	(0.14)	–

Net Asset Value, End of Period	$ 6.85	$ 7.27

Total Return	(3.81)%(d)	(27.30)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 160,369	$ 26,413
Ratio of Expenses to Average Net Assets(e),(f)	0.16%(g)	0.17%(g)
Ratio of Net Investment Income to Average Net Assets	2.62%(g)	1.20%(g)
Portfolio Turnover Rate	15.8%(g)	21.3%(g)

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2025 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 7.22	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.10	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.41)	(2.80)

Total From Investment Operations	(0.31)	(2.78)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	–

Total Dividends and Distributions	(0.12)	–

Net Asset Value, End of Period	$ 6.79	$ 7.22

Total Return	(4.25)%(d)	(27.80)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,926	$ 1,871
Ratio of Expenses to Average Net Assets(e),(f)	1.02%(g)	1.05%(g)
Ratio of Net Investment Income to Average Net Assets	3.06%(g)	0.35%(g)
Portfolio Turnover Rate	15.8%(g)	21.3%(g)

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2025 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 7.23	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.10	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.40)	(2.80)

Total From Investment Operations	(0.30)	(2.77)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)	–

Total Dividends and Distributions	(0.14)	–

Net Asset Value, End of Period	$ 6.79	$ 7.23

Total Return	(4.21)%(d)	(27.70)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,961	$ 1,000
Ratio of Expenses to Average Net Assets(e),(f)	0.89%(g)	0.92%(g)
Ratio of Net Investment Income to Average Net Assets	3.29%(g)	0.65%(g)
Portfolio Turnover Rate	15.8%(g)	21.3%(g)

See accompanying notes.

647

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.
	(unaudited)

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2025 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 7.23	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.11	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(0.41)	(2.81)

Total From Investment Operations	(0.30)	(2.77)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	–

Total Dividends and Distributions	(0.13)	–

Net Asset Value, End of Period	$ 6.80	$ 7.23

Total Return	(4.15)%(d)	(27.70)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15,854	$ 8,787
Ratio of Expenses to Average Net Assets(e),(f)	0.71%(g)	0.74%(g)
Ratio of Net Investment Income to Average Net Assets	3.47%(g)	0.67%(g)
Portfolio Turnover Rate	15.8%(g)	21.3%(g)

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2025 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 7.25	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.10	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(0.39)	(2.80)

Total From Investment Operations	(0.29)	(2.75)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)	–

Total Dividends and Distributions	(0.14)	–

Net Asset Value, End of Period	$ 6.82	$ 7.25

Total Return	(4.07)%(d)	(27.50)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15,131	$ 5,224
Ratio of Expenses to Average Net Assets(e),(f)	0.52%(g)	0.55%(g)
Ratio of Net Investment Income to Average Net Assets	3.05%(g)	0.80%(g)
Portfolio Turnover Rate	15.8%(g)	21.3%(g)

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2025 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 7.26	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.13	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.43)	(2.80)

Total From Investment Operations	(0.30)	(2.74)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	–

Total Dividends and Distributions	(0.13)	–

Net Asset Value, End of Period	$ 6.83	$ 7.26

Total Return	(4.10)%(d)	(27.40)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 21,232	$ 14,713
Ratio of Expenses to Average Net Assets(e),(f)	0.40%(g)	0.43%(g)
Ratio of Net Investment Income to Average Net Assets	3.97%(g)	0.90%(g)
Portfolio Turnover Rate	15.8%(g)	21.3%(g)

(a)	Six months ended April 30, 2009.

(b)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager's contractual expense limit.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Computed on an annualized basis.

See accompanying notes.

648

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2030 FUND

Class J shares

Net Asset Value, Beginning of Period	$ 9.03	$ 15.21	$ 13.55	$ 12.06	$ 11.18	$ 10.21
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.17	0.37	0.27	0.24	0.19	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(0.59)	(5.86)	1.78	1.60	0.98	0.96

Total From Investment Operations	(0.42)	(5.49)	2.05	1.84	1.17	1.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.37)	(0.29)	(0.23)	(0.21)	(0.07)
Distributions from Realized Gains	(0.36)	(0.32)	(0.10)	(0.12)	(0.08)	–

Total Dividends and Distributions	(0.54)	(0.69)	(0.39)	(0.35)	(0.29)	(0.07)

Net Asset Value, End of Period	$ 8.07	$ 9.03	$ 15.21	$ 13.55	$ 12.06	$ 11.18

Total Return(c)	(4.55)%(d)	(37.71)%	15.50%	15.51%	10.57%	10.18%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 324,456	$ 344,061	$ 473,037	$ 292,775	$ 157,396	$ 95,677
Ratio of Expenses to Average Net Assets(e)	0.66%(f)	0.62%	0.66%	0.72%	0.79%	0.87%
Ratio of Gross Expenses to Average Net Assets(e),(g)	0.71%(f)	–	–	0.72%	–	0.87%
Ratio of Net Investment Income to Average Net Assets	4.38%(f)	2.92%	1.88%	1.88%	1.59%	0.75%
Portfolio Turnover Rate	9.1%(f)	6.6%	15.5%	9.4%	4.8%	30.7%

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2030 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 9.07	$ 15.27	$ 13.62	$ 12.12	$ 11.17	$ 10.21
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.18	0.40	0.32	0.31	0.26	0.15
Net Realized and Unrealized Gain (Loss) on
Investments	(0.58)	(5.84)	1.81	1.62	0.98	0.96

Total From Investment Operations	(0.40)	(5.44)	2.13	1.93	1.24	1.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)	(0.44)	(0.38)	(0.31)	(0.21)	(0.15)
Distributions from Realized Gains	(0.36)	(0.32)	(0.10)	(0.12)	(0.08)	–

Total Dividends and Distributions	(0.60)	(0.76)	(0.48)	(0.43)	(0.29)	(0.15)

Net Asset Value, End of Period	$ 8.07	$ 9.07	$ 15.27	$ 13.62	$ 12.12	$ 11.17

Total Return	(4.38)%(d)	(37.35)%	16.05%	16.29%	11.29%	10.98%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,815,544	$ 1,659,024	$ 1,953,928	$ 1,017,369	$ 525,906	$ 282,813
Ratio of Expenses to Average Net Assets(e)	0.13%(f)	0.13%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.79%(f)	3.23%	2.27%	2.46%	2.19%	1.42%
Portfolio Turnover Rate	9.1%(f)	6.6%	15.5%	9.4%	4.8%	30.7%

	2009(a)	2008	2007	2006	2005

PRINCIPAL LIFETIME 2030 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 8.99	$ 15.15	$ 13.51	$ 12.03	$ 11.19
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.15	0.28	0.18	0.12	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(0.58)	(5.80)	1.81	1.68	1.08

Total From Investment Operations	(0.43)	(5.52)	1.99	1.80	1.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.16)	(0.32)	(0.25)	(0.20)	(0.20)
Distributions from Realized Gains	(0.36)	(0.32)	(0.10)	(0.12)	(0.08)

Total Dividends and Distributions	(0.52)	(0.64)	(0.35)	(0.32)	(0.28)

Net Asset Value, End of Period	$ 8.04	$ 8.99	$ 15.15	$ 13.51	$ 12.03

Total Return	(4.75)%(d)	(37.94)%	15.07%	15.21%	10.19%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 31,248	$ 27,323	$ 28,841	$ 11,490	$ 1,366
Ratio of Expenses to Average Net Assets(e)	1.01%(f)	1.01%	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	3.93%(f)	2.25%	1.24%	0.96%	0.37%
Portfolio Turnover Rate	9.1%(f)	6.6%	15.5%	9.4%	4.8%

See accompanying notes.

649

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2030 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 8.97	$ 15.13	$ 13.49	$ 12.01	$ 11.15	$ 10.19
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.16	0.33	0.23	0.21	0.15	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(0.57)	(5.83)	1.78	1.61	1.00	0.98

Total From Investment Operations	(0.41)	(5.50)	2.01	1.82	1.15	1.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.16)	(0.34)	(0.27)	(0.22)	(0.21)	(0.07)
Distributions from Realized Gains	(0.36)	(0.32)	(0.10)	(0.12)	(0.08)	–

Total Dividends and Distributions	(0.52)	(0.66)	(0.37)	(0.34)	(0.29)	(0.07)

Net Asset Value, End of Period	$ 8.04	$ 8.97	$ 15.13	$ 13.49	$ 12.01	$ 11.15

Total Return	(4.55)%(d)	(37.91)%	15.25%	15.39%	10.42%	10.16%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 69,955	$ 67,038	$ 98,270	$ 60,034	$ 30,522	$ 10,544
Ratio of Expenses to Average Net Assets(e)	0.88%(f)	0.88%	0.87%	0.87%	0.87%	0.87%
Ratio of Net Investment Income to Average Net Assets	4.08%(f)	2.67%	1.64%	1.66%	1.29%	0.45%
Portfolio Turnover Rate	9.1%(f)	6.6%	15.5%	9.4%	4.8%	30.7%

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2030 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 9.02	$ 15.20	$ 13.55	$ 12.06	$ 11.18	$ 10.22
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.16	0.33	0.24	0.21	0.14	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(0.58)	(5.83)	1.81	1.64	1.03	0.97

Total From Investment Operations	(0.42)	(5.50)	2.05	1.85	1.17	1.05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.36)	(0.30)	(0.24)	(0.21)	(0.09)
Distributions from Realized Gains	(0.36)	(0.32)	(0.10)	(0.12)	(0.08)	–

Total Dividends and Distributions	(0.54)	(0.68)	(0.40)	(0.36)	(0.29)	(0.09)

Net Asset Value, End of Period	$ 8.06	$ 9.02	$ 15.20	$ 13.55	$ 12.06	$ 11.18

Total Return	(4.57)%(d)	(37.75)%	15.45%	15.62%	10.59%	10.33%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 149,152	$ 141,078	$ 161,519	$ 79,100	$ 27,967	$ 6,081
Ratio of Expenses to Average Net Assets(e)	0.70%(f)	0.70%	0.69%	0.69%	0.69%	0.69%
Ratio of Net Investment Income to Average Net Assets	4.26%(f)	2.69%	1.70%	1.68%	1.21%	0.70%
Portfolio Turnover Rate	9.1%(f)	6.6%	15.5%	9.4%	4.8%	30.7%

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2030 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 9.22	$ 15.52	$ 13.83	$ 12.31	$ 11.38	$ 10.40
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.17	0.36	0.28	0.26	0.17	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.58)	(5.95)	1.83	1.64	1.05	1.06

Total From Investment Operations	(0.41)	(5.59)	2.11	1.90	1.22	1.09
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.20)	(0.39)	(0.32)	(0.26)	(0.21)	(0.11)
Distributions from Realized Gains	(0.36)	(0.32)	(0.10)	(0.12)	(0.08)	–

Total Dividends and Distributions	(0.56)	(0.71)	(0.42)	(0.38)	(0.29)	(0.11)

Net Asset Value, End of Period	$ 8.25	$ 9.22	$ 15.52	$ 13.83	$ 12.31	$ 11.38

Total Return	(4.41)%(d)	(37.64)%	15.65%	15.75%	10.86%	10.55%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 112,190	$ 103,030	$ 117,390	$ 58,595	$ 23,705	$ 7,352
Ratio of Expenses to Average Net Assets(e)	0.51%(f)	0.51%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets	4.39%(f)	2.82%	1.95%	1.99%	1.41%	0.25%
Portfolio Turnover Rate	9.1%(f)	6.6%	15.5%	9.4%	4.8%	30.7%

See accompanying notes.

650

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2030 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 9.05	$ 15.25	$ 13.59	$ 12.10	$ 11.18	$ 10.21
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.17	0.37	0.27	0.25	0.20	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(0.58)	(5.85)	1.83	1.64	1.01	0.96

Total From Investment Operations	(0.41)	(5.48)	2.10	1.89	1.21	1.09
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)	(0.40)	(0.34)	(0.28)	(0.21)	(0.12)
Distributions from Realized Gains	(0.36)	(0.32)	(0.10)	(0.12)	(0.08)	–

Total Dividends and Distributions	(0.57)	(0.72)	(0.44)	(0.40)	(0.29)	(0.12)

Net Asset Value, End of Period	$ 8.07	$ 9.05	$ 15.25	$ 13.59	$ 12.10	$ 11.18

Total Return	(4.45)%(d)	(37.57)%	15.85%	15.93%	10.98%	10.78%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 240,830	$ 213,626	$ 234,264	$ 108,704	$ 28,290	$ 7,855
Ratio of Expenses to Average Net Assets(e)	0.39%(f)	0.39%	0.38%	0.38%	0.38%	0.38%
Ratio of Net Investment Income to Average Net Assets	4.46%(f)	2.99%	1.91%	1.92%	1.70%	1.19%
Portfolio Turnover Rate	9.1%(f)	6.6%	15.5%	9.4%	4.8%	30.7%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

651

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2035 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 7.13	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.07	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(0.38)	(2.91)

Total From Investment Operations	(0.31)	(2.87)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)	–

Total Dividends and Distributions	(0.14)	–

Net Asset Value, End of Period	$ 6.68	$ 7.13

Total Return	(4.43)%(d)	(28.70)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 92,619	$ 14,703
Ratio of Expenses to Average Net Assets(e),(f)	0.17%(g)	0.17%(g)
Ratio of Net Investment Income to Average Net Assets	2.25%(g)	0.71%(g)
Portfolio Turnover Rate	9.5%(g)	16.8%(g)

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2035 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 7.10	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.09	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.43)	(2.89)

Total From Investment Operations	(0.34)	(2.90)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	–

Total Dividends and Distributions	(0.12)	–

Net Asset Value, End of Period	$ 6.64	$ 7.10

Total Return	(4.82)%(d)	(29.00)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,642	$ 1,086
Ratio of Expenses to Average Net Assets(e),(f)	1.03%(g)	1.05%(g)
Ratio of Net Investment Income to Average Net Assets	2.90%(g)	(0.17)%(g)
Portfolio Turnover Rate	9.5%(g)	16.8%(g)

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2035 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 7.10	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.07	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.41)	(2.91)

Total From Investment Operations	(0.34)	(2.90)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	–

Total Dividends and Distributions	(0.13)	–

Net Asset Value, End of Period	$ 6.63	$ 7.10

Total Return	(4.85)%(d)	(29.00)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,020	$ 555
Ratio of Expenses to Average Net Assets(e),(f)	0.90%(g)	0.92%(g)
Ratio of Net Investment Income to Average Net Assets	2.33%(g)	0.14%(g)
Portfolio Turnover Rate	9.5%(g)	16.8%(g)

See accompanying notes.

652

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.
	(unaudited)

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2035 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 7.10	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.11	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.44)	(2.91)

Total From Investment Operations	(0.33)	(2.90)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	–

Total Dividends and Distributions	(0.12)	–

Net Asset Value, End of Period	$ 6.65	$ 7.10

Total Return	(4.61)%(d)	(29.00)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,889	$ 7,368
Ratio of Expenses to Average Net Assets(e),(f)	0.72%(g)	0.74%(g)
Ratio of Net Investment Income to Average Net Assets	3.50%(g)	0.17%(g)
Portfolio Turnover Rate	9.5%(g)	16.8%(g)

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2035 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 7.12	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.10	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.42)	(2.90)

Total From Investment Operations	(0.32)	(2.88)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	–

Total Dividends and Distributions	(0.13)	–

Net Asset Value, End of Period	$ 6.67	$ 7.12

Total Return	(4.55)%(d)	(28.80)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,417	$ 5,606
Ratio of Expenses to Average Net Assets(e),(f)	0.53%(g)	0.55%(g)
Ratio of Net Investment Income to Average Net Assets	3.24%(g)	0.30%(g)
Portfolio Turnover Rate	9.5%(g)	16.8%(g)

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2035 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 7.13	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.12	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.44)	(2.90)

Total From Investment Operations	(0.32)	(2.87)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	–

Total Dividends and Distributions	(0.13)	–

Net Asset Value, End of Period	$ 6.68	$ 7.13

Total Return	(4.53)%(d)	(28.70)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,186	$ 6,829
Ratio of Expenses to Average Net Assets(e),(f)	0.41%(g)	0.43%(g)
Ratio of Net Investment Income to Average Net Assets	3.76%(g)	0.40%(g)
Portfolio Turnover Rate	9.5%(g)	16.8%(g)

(a)	Six months ended April 30, 2009.

(b)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager's contractual expense limit.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Computed on an annualized basis.

See accompanying notes.

653

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2040 FUND

Class J shares

Net Asset Value, Beginning of Period	$ 9.03	$ 15.61	$ 13.72	$ 12.12	$ 11.14	$ 10.15
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.16	0.33	0.23	0.20	0.13	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.63)	(6.24)	2.04	1.70	1.11	0.97

Total From Investment Operations	(0.47)	(5.91)	2.27	1.90	1.24	1.00
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)	(0.36)	(0.28)	(0.19)	(0.18)	(0.01)
Distributions from Realized Gains	(0.34)	(0.31)	(0.10)	(0.11)	(0.08)	–

Total Dividends and Distributions	(0.49)	(0.67)	(0.38)	(0.30)	(0.26)	(0.01)

Net Asset Value, End of Period	$ 8.07	$ 9.03	$ 15.61	$ 13.72	$ 12.12	$ 11.14

Total Return(c)	(5.14)%(d)	(39.42)%	16.86%	15.89%	11.25%	9.86%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 147,569	$ 152,176	$ 194,722	$ 110,477	$ 50,858	$ 26,053
Ratio of Expenses to Average Net Assets(e)	0.74%(f)	0.69%	0.70%	0.76%	0.87%	0.97%
Ratio of Gross Expenses to Average Net Assets(e),(g)	0.79%(f)	–	–	0.77%	–	0.97%
Ratio of Net Investment Income to Average Net Assets	4.10%(f)	2.58%	1.59%	1.52%	1.07%	0.29%
Portfolio Turnover Rate	3.3%(f)	6.0%	16.5%	13.1%	7.1%	40.0%

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2040 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 9.09	$ 15.73	$ 13.83	$ 12.24	$ 11.17	$ 10.22
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.17	0.38	0.29	0.28	0.21	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(0.61)	(6.27)	2.07	1.71	1.13	0.98

Total From Investment Operations	(0.44)	(5.89)	2.36	1.99	1.34	1.10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)	(0.44)	(0.36)	(0.29)	(0.19)	(0.15)
Distributions from Realized Gains	(0.34)	(0.31)	(0.10)	(0.11)	(0.08)	–

Total Dividends and Distributions	(0.55)	(0.75)	(0.46)	(0.40)	(0.27)	(0.15)

Net Asset Value, End of Period	$ 8.10	$ 9.09	$ 15.73	$ 13.83	$ 12.24	$ 11.17

Total Return	(4.77)%(d)	(39.15)%	17.54%	16.60%	12.11%	10.84%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,056,801	$ 921,180	$ 1,039,113	$ 503,092	$ 243,275	$ 108,127
Ratio of Expenses to Average Net Assets(e)	0.13%(f)	0.13%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.55%(f)	3.00%	1.96%	2.17%	1.73%	1.07%
Portfolio Turnover Rate	3.3%(f)	6.0%	16.5%	13.1%	7.1%	40.0%

	2009(a)	2008	2007	2006	2005

PRINCIPAL LIFETIME 2040 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 9.01	$ 15.59	$ 13.70	$ 12.13	$ 11.18
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.14	0.25	0.13	0.08	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.62)	(6.20)	2.10	1.78	1.20

Total From Investment Operations	(0.48)	(5.95)	2.23	1.86	1.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.32)	(0.24)	(0.18)	(0.18)
Distributions from Realized Gains	(0.34)	(0.31)	(0.10)	(0.11)	(0.08)

Total Dividends and Distributions	(0.47)	(0.63)	(0.34)	(0.29)	(0.26)

Net Asset Value, End of Period	$ 8.06	$ 9.01	$ 15.59	$ 13.70	$ 12.13

Total Return	(5.23)%(d)	(39.66)%	16.58%	15.55%	10.93%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 18,753	$ 15,457	$ 15,053	$ 5,269	$ 455
Ratio of Expenses to Average Net Assets(e)	1.01%(f)	1.01%	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	3.64%(f)	1.99%	0.89%	0.58%	0.05%
Portfolio Turnover Rate	3.3%(f)	6.0%	16.5%	13.1%	7.1%

See accompanying notes.

654

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2040 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 8.99	$ 15.56	$ 13.68	$ 12.11	$ 11.13	$ 10.18
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.15	0.31	0.20	0.18	0.11	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.62)	(6.24)	2.04	1.69	1.13	1.03

Total From Investment Operations	(0.47)	(5.93)	2.24	1.87	1.24	1.02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.33)	(0.26)	(0.19)	(0.18)	(0.07)
Distributions from Realized Gains	(0.34)	(0.31)	(0.10)	(0.11)	(0.08)	–

Total Dividends and Distributions	(0.47)	(0.64)	(0.36)	(0.30)	(0.26)	(0.07)

Net Asset Value, End of Period	$ 8.05	$ 8.99	$ 15.56	$ 13.68	$ 12.11	$ 11.13

Total Return	(5.15)%(d)	(39.59)%	16.68%	15.72%	11.26%	10.05%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 35,213	$ 32,121	$ 44,449	$ 26,051	$ 11,022	$ 4,436
Ratio of Expenses to Average Net Assets(e)	0.88%(f)	0.88%	0.87%	0.87%	0.87%	0.87%
Ratio of Net Investment Income to Average Net Assets	3.85%(f)	2.44%	1.39%	1.38%	0.96%	(0.11)%
Portfolio Turnover Rate	3.3%(f)	6.0%	16.5%	13.1%	7.1%	40.0%

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2040 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 9.01	$ 15.59	$ 13.70	$ 12.13	$ 11.13	$ 10.18
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.15	0.31	0.20	0.20	0.15	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.62)	(6.22)	2.07	1.70	1.12	1.02

Total From Investment Operations	(0.47)	(5.91)	2.27	1.90	1.27	1.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.16)	(0.36)	(0.28)	(0.22)	(0.19)	(0.09)
Distributions from Realized Gains	(0.34)	(0.31)	(0.10)	(0.11)	(0.08)	–

Total Dividends and Distributions	(0.50)	(0.67)	(0.38)	(0.33)	(0.27)	(0.09)

Net Asset Value, End of Period	$ 8.04	$ 9.01	$ 15.59	$ 13.70	$ 12.13	$ 11.13

Total Return	(5.17)%(d)	(39.47)%	16.95%	15.91%	11.46%	10.25%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 80,411	$ 69,607	$ 75,682	$ 36,537	$ 14,824	$ 8,117
Ratio of Expenses to Average Net Assets(e)	0.70%(f)	0.70%	0.69%	0.69%	0.69%	0.69%
Ratio of Net Investment Income to Average Net Assets	4.00%(f)	2.49%	1.39%	1.55%	1.28%	0.17%
Portfolio Turnover Rate	3.3%(f)	6.0%	16.5%	13.1%	7.1%	40.0%

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2040 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 9.02	$ 15.61	$ 13.72	$ 12.15	$ 11.13	$ 10.19
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.16	0.30	0.20	0.22	0.07	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.62)	(6.19)	2.10	1.70	1.22	1.03

Total From Investment Operations	(0.46)	(5.89)	2.30	1.92	1.29	1.05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.39)	(0.31)	(0.24)	(0.19)	(0.11)
Distributions from Realized Gains	(0.34)	(0.31)	(0.10)	(0.11)	(0.08)	–

Total Dividends and Distributions	(0.51)	(0.70)	(0.41)	(0.35)	(0.27)	(0.11)

Net Asset Value, End of Period	$ 8.05	$ 9.02	$ 15.61	$ 13.72	$ 12.15	$ 11.13

Total Return	(4.97)%(d)	(39.37)%	17.14%	16.11%	11.67%	10.35%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 59,015	$ 49,106	$ 46,791	$ 14,898	$ 5,549	$ 256
Ratio of Expenses to Average Net Assets(e)	0.51%(f)	0.51%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets	4.10%(f)	2.41%	1.40%	1.69%	0.53%	0.15%
Portfolio Turnover Rate	3.3%(f)	6.0%	16.5%	13.1%	7.1%	40.0%

See accompanying notes.

655

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2040 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 9.06	$ 15.68	$ 13.78	$ 12.20	$ 11.15	$ 10.21
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.16	0.36	0.24	0.19	0.13	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(0.62)	(6.27)	2.09	1.76	1.19	0.96

Total From Investment Operations	(0.46)	(5.91)	2.33	1.95	1.32	1.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.40)	(0.33)	(0.26)	(0.19)	(0.12)
Distributions from Realized Gains	(0.34)	(0.31)	(0.10)	(0.11)	(0.08)	–

Total Dividends and Distributions	(0.52)	(0.71)	(0.43)	(0.37)	(0.27)	(0.12)

Net Asset Value, End of Period	$ 8.08	$ 9.06	$ 15.68	$ 13 .78	$ 12.20	$ 11.15

Total Return	(4.95)%(d)	(39.31)%	17.29%	16.27%	11.93%	10.46%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 120,429	$ 99,181	$ 108,005	$ 47,329	$ 11,799	$ 1,642
Ratio of Expenses to Average Net Assets(e)	0.39%(f)	0.39%	0.38%	0.38%	0.38%	0.38%
Ratio of Net Investment Income to Average Net Assets	4.21%(f)	2.80%	1.63%	1.49%	1.09%	0.94%
Portfolio Turnover Rate	3.3%(f)	6.0%	16.5%	13.1%	7.1%	40.0%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

656

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2045 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 7.04	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.06	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.39)	(2.98)

Total From Investment Operations	(0.33)	(2.96)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	–

Total Dividends and Distributions	(0.13)	–

Net Asset Value, End of Period	$ 6.58	$ 7.04

Total Return	(4.74)%(d)	(29.60)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 31,553	$ 4,518
Ratio of Expenses to Average Net Assets(e),(f)	0.16%(g)	0.17%(g)
Ratio of Net Investment Income to Average Net Assets	2.09%(g)	0.37%(g)
Portfolio Turnover Rate	0.0%(g)	16.2%(g)

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2045 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 6.97	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.07	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(0.42)	(3.00)

Total From Investment Operations	(0.35)	(3.03)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	–

Total Dividends and Distributions	(0.12)	–

Net Asset Value, End of Period	$ 6.50	$ 6.97

Total Return	(5.06)%(d)	(30.30)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,360	$ 350
Ratio of Expenses to Average Net Assets(e),(f)	1.05%(g)	1.05%(g)
Ratio of Net Investment Income to Average Net Assets	2.48%(g)	(0.50)%(g)
Portfolio Turnover Rate	0.0%(g)	16.2%(g)

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2045 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 6.98	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.08	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.43)	(3.00)

Total From Investment Operations	(0.35)	(3.02)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	–

Total Dividends and Distributions	(0.13)	–

Net Asset Value, End of Period	$ 6.50	$ 6.98

Total Return	(5.10)%(d)	(30.20)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 570	$ 139
Ratio of Expenses to Average Net Assets(e),(f)	0.92%(g)	0.92%(g)
Ratio of Net Investment Income to Average Net Assets	2.57%(g)	(0.36)%(g)
Portfolio Turnover Rate	0.0%(g)	16.2%(g)

See accompanying notes.

657

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.
	(unaudited)

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2045 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 6.99	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.11	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.47)	(3.00)

Total From Investment Operations	(0.36)	(3.01)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	–

Total Dividends and Distributions	(0.12)	–

Net Asset Value, End of Period	$ 6.51	$ 6.99

Total Return	(5.13)%(d)	(30.10)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,787	$ 4,893
Ratio of Expenses to Average Net Assets(e),(f)	0.74%(g)	0.74%(g)
Ratio of Net Investment Income to Average Net Assets	3.73%(g)	(0.13)%(g)
Portfolio Turnover Rate	0.0%(g)	16.2%(g)

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2045 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 7.00	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.10	–
Net Realized and Unrealized Gain (Loss) on Investments	(0.45)	(3.00)

Total From Investment Operations	(0.35)	(3.00)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	–

Total Dividends and Distributions	(0.12)	–

Net Asset Value, End of Period	$ 6.53	$ 7.00

Total Return	(4.96)%(d)	(30.00)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,376	$ 1,991
Ratio of Expenses to Average Net Assets(e),(f)	0.55%(g)	0.55%(g)
Ratio of Net Investment Income to Average Net Assets	3.22%(g)	(0.04)%(g)
Portfolio Turnover Rate	0.0%(g)	16.2%(g)

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2045 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 7.01	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.09	–
Net Realized and Unrealized Gain (Loss) on Investments	(0.43)	(2.99)

Total From Investment Operations	(0.34)	(2.99)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	–

Total Dividends and Distributions	(0.13)	–

Net Asset Value, End of Period	$ 6.54	$ 7.01

Total Return	(4.91)%(d)	(29.90)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,934	$ 1,592
Ratio of Expenses to Average Net Assets(e),(f)	0.43%(g)	0.43%(g)
Ratio of Net Investment Income to Average Net Assets	3.10%(g)	0.08%(g)
Portfolio Turnover Rate	0.0%(g)	16.2%(g)

(a)	Six months ended April 30, 2009.

(b)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager's contractual expense limit.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Computed on an annualized basis.

See accompanying notes.

658

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2050 FUND

Class J shares

Net Asset Value, Beginning of Period	$ 8.53	$ 15.04	$ 13.15	$ 11.55	$ 10.55	$ 9.67
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.14	0.30	0.20	0.15	0.03	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(0.61)	(6.11)	2.04	1.72	1.20	0.96

Total From Investment Operations	(0.47)	(5.81)	2.24	1.87	1.23	0.88
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	(0.34)	(0.24)	(0.16)	(0.16)	–
Distributions from Realized Gains	(0.36)	(0.36)	(0.11)	(0.11)	(0.07)	–

Total Dividends and Distributions	(0.48)	(0.70)	(0.35)	(0.27)	(0.23)	–

Net Asset Value, End of Period	$ 7.58	$ 8.53	$ 15.04	$ 13.15	$ 11.55	$ 10.55

Total Return(c)	(5.55)%(d)	(40.35)%	17.39%	16.37%	11.72%	9.10%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 28,970	$ 30,460	$ 42,254	$ 22,053	$ 9,276	$ 3,887
Ratio of Expenses to Average Net Assets(e)	0.87%(f)	0.77%	0.75%	0.81%	1.21%	1.68%
Ratio of Gross Expenses to Average Net Assets(e),(g)	0.92%(f)	–	–	0.92%	1.21%	1.73%
Ratio of Net Investment Income to Average Net Assets	3.88%(f)	2.46%	1.45%	1.22%	0.27%	(0.74)%
Portfolio Turnover Rate	25.7%(f)	6.8%	21.2%	15.9%	7.5%	44.9%

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2050 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 8.70	$ 15.32	$ 13.39	$ 11.80	$ 10.66	$ 9.73
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.16	0.36	0.29	0.25	0.16	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.62)	(6.19)	2.08	1.73	1.22	0.95

Total From Investment Operations	(0.46)	(5.83)	2.37	1.98	1.38	1.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.43)	(0.33)	(0.28)	(0.17)	(0.11)
Distributions from Realized Gains	(0.36)	(0.36)	(0.11)	(0.11)	(0.07)	–

Total Dividends and Distributions	(0.54)	(0.79)	(0.44)	(0.39)	(0.24)	(0.11)

Net Asset Value, End of Period	$ 7.70	$ 8.70	$ 15.32	$ 13.39	$ 11.80	$ 10.66

Total Return	(5.23)%(d)	(39.96)%	18.16%	17.13%	13.07%	10.77%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 472,961	$ 415,945	$ 487,265	$ 266,710	$ 130,966	$ 58,284
Ratio of Expenses to Average Net Assets(e)	0.13%(f)	0.13%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.42%(f)	2.95%	2.04%	1.95%	1.39%	0.90%
Portfolio Turnover Rate	25.7%(f)	6.8%	21.2%	15.9%	7.5%	44.9%

	2009(a)	2008	2007	2006	2005

PRINCIPAL LIFETIME 2050 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 8.62	$ 15.19	$ 13.28	$ 11.70	$ 10.68
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.13	0.21	0.12	0.01	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.61)	(6.12)	2.11	1.85	1.29

Total From Investment Operations	(0.48)	(5.91)	2.23	1.86	1.25
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.11)	(0.30)	(0.21)	(0.17)	(0.16)
Distributions from Realized Gains	(0.36)	(0.36)	(0.11)	(0.11)	(0.07)

Total Dividends and Distributions	(0.47)	(0.66)	(0.32)	(0.28)	(0.23)

Net Asset Value, End of Period	$ 7.67	$ 8.62	$ 15.19	$ 13.28	$ 11.70

Total Return	(5.56)%(d)	(40.51)%	17.10%	16.14%	11.82%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,918	$ 5,320	$ 4,967	$ 1,713	$ 173
Ratio of Expenses to Average Net Assets(e)	1.01%(f)	1.01%	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	3.46%(f)	1.71%	0.87%	0.04%	(0.32)%
Portfolio Turnover Rate	25.7%(f)	6.8%	21.2%	15.9%	7.5%

See accompanying notes.

659

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2050 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 8.61	$ 15.17	$ 13.26	$ 11.68	$ 10.63	$ 9.70
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.14	0.29	0.20	0.16	0.08	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(0.62)	(6.17)	2.05	1.72	1.20	1.03

Total From Investment Operations	(0.48)	(5.88)	2.25	1.88	1.28	0.97
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.11)	(0.32)	(0.23)	(0.19)	(0.16)	(0.04)
Distributions from Realized Gains	(0.36)	(0.36)	(0.11)	(0.11)	(0.07)	–

Total Dividends and Distributions	(0.47)	(0.68)	(0.34)	(0.30)	(0.23)	(0.04)

Net Asset Value, End of Period	$ 7.66	$ 8.61	$ 15.17	$ 13.26	$ 11.68	$ 10.63

Total Return	(5.56)%(d)	(40.42)%	17.28%	16.32%	12.18%	9.99%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14,937	$ 13,857	$ 19,012	$ 12,526	$ 5,998	$ 3,539
Ratio of Expenses to Average Net Assets(e)	0.88%(f)	0.88%	0.87%	0.87%	0.87%	0.87%
Ratio of Net Investment Income to Average Net Assets	3.75%(f)	2.39%	1.44%	1.30%	0.73%	(0.53)%
Portfolio Turnover Rate	25.7%(f)	6.8%	21.2%	15.9%	7.5%	44.9%

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2050 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 8.63	$ 15.20	$ 13.29	$ 11.71	$ 10.64	$ 9.71
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.14	0.30	0.20	0.14	0.08	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.61)	(6.16)	2.07	1.76	1.22	0.97

Total From Investment Operations	(0.47)	(5.86)	2.27	1.90	1.30	0.98
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.35)	(0.25)	(0.21)	(0.16)	(0.05)
Distributions from Realized Gains	(0.36)	(0.36)	(0.11)	(0.11)	(0.07)	–

Total Dividends and Distributions	(0.49)	(0.71)	(0.36)	(0.32)	(0.23)	(0.05)

Net Asset Value, End of Period	$ 7.67	$ 8.63	$ 15.20	$ 13.29	$ 11.71	$ 10.64

Total Return	(5.38)%(d)	(40.30)%	17.46%	16.50%	12.37%	10.17%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 26,035	$ 22,153	$ 25,931	$ 12,547	$ 4,371	$ 1,508
Ratio of Expenses to Average Net Assets(e)	0.70%(f)	0.70%	0.69%	0.69%	0.69%	0.69%
Ratio of Net Investment Income to Average Net Assets	3.91%(f)	2.44%	1.43%	1.15%	0.67%	0.12%
Portfolio Turnover Rate	25.7%(f)	6.8%	21.2%	15.9%	7.5%	44.9%

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2050 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 8.66	$ 15.25	$ 13.33	$ 11.74	$ 10.65	$ 9.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.15	0.29	0.21	0.13	0.02	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.62)	(6.15)	2.10	1.80	1.31	0.99

Total From Investment Operations	(0.47)	(5.86)	2.31	1.93	1.33	1.00
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)	(0.37)	(0.28)	(0.23)	(0.17)	(0.07)
Distributions from Realized Gains	(0.36)	(0.36)	(0.11)	(0.11)	(0.07)	–

Total Dividends and Distributions	(0.51)	(0.73)	(0.39)	(0.34)	(0.24)	(0.07)

Net Asset Value, End of Period	$ 7.68	$ 8.66	$ 15.25	$ 13.33	$ 11.74	$ 10.65

Total Return	(5.40)%(d)	(40.18)%	17.71%	16.76%	12.57%	10.37%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 21,947	$ 18,841	$ 18,918	$ 7,836	$ 1,675	$ 112
Ratio of Expenses to Average Net Assets(e)	0.51%(f)	0.51%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets	4.06%(f)	2.40%	1.52%	1.06%	0.15%	0.09%
Portfolio Turnover Rate	25.7%(f)	6.8%	21.2%	15.9%	7.5%	44.9%
See accompanying notes.

660

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME 2050 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 8.67	$ 15.28	$ 13.35	$ 11.76	$ 10.66	$ 9.73
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.14	0.34	0.20	0.18	0.13	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.60)	(6.20)	2.13	1.77	1.21	0.93

Total From Investment Operations	(0.46)	(5.86)	2.33	1.95	1.34	1.02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.16)	(0.39)	(0.29)	(0.25)	(0.17)	(0.09)
Distributions from Realized Gains	(0.36)	(0.36)	(0.11)	(0.11)	(0.07)	–

Total Dividends and Distributions	(0.52)	(0.75)	(0.40)	(0.36)	(0.24)	(0.09)

Net Asset Value, End of Period	$ 7.69	$ 8.67	$ 15.28	$ 13.35	$ 11.76	$ 10.66

Total Return	(5.30)%(d)	(40.16)%	17.89%	16.87%	12.67%	10.49%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 40,317	$ 31,835	$ 36,041	$ 12,922	$ 3,731	$ 931
Ratio of Expenses to Average Net Assets(e)	0.39%(f)	0.39%	0.38%	0.38%	0.38%	0.38%
Ratio of Net Investment Income to Average Net Assets	3.95%(f)	2.78%	1.42%	1.44%	1.14%	0.83%
Portfolio Turnover Rate	25.7%(f)	6.8%	21.2%	15.9%	7.5%	44.9%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

661

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2055 FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 6.99	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.08	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.40)	(3.03)

Total From Investment Operations	(0.32)	(3.01)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	–

Total Dividends and Distributions	(0.12)	–

Net Asset Value, End of Period	$ 6.55	$ 6.99

Total Return	(4.66)%(d)	(30.10)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,327	$ 937
Ratio of Expenses to Average Net Assets(e),(f)	0.17%(g)	0.17%(g)
Ratio of Net Investment Income to Average Net Assets	2.70%(g)	0.28%(g)
Portfolio Turnover Rate	64.0%(g)	194.7%(g)

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2055 FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 6.95	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.08	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(0.44)	(3.02)

Total From Investment Operations	(0.36)	(3.05)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	–

Total Dividends and Distributions	(0.12)	–

Net Asset Value, End of Period	$ 6.47	$ 6.95

Total Return	(5.27)%(d)	(30.50)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 225	$ 70
Ratio of Expenses to Average Net Assets(e),(f)	1.05%(g)	1.05%(g)
Ratio of Net Investment Income to Average Net Assets	2.60%(g)	(0.54)%(g)
Portfolio Turnover Rate	64.0%(g)	194.7%(g)

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2055 FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 6.95	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.07	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(0.42)	(3.02)

Total From Investment Operations	(0.35)	(3.05)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	–

Total Dividends and Distributions	(0.12)	–

Net Asset Value, End of Period	$ 6.48	$ 6.95

Total Return	(5.12)%(d)	(30.50)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 42	$ 14
Ratio of Expenses to Average Net Assets(e),(f)	0.92%(g)	0.92%(g)
Ratio of Net Investment Income to Average Net Assets	2.38%(g)	(0.49)%(g)
Portfolio Turnover Rate	64.0%(g)	194.7%(g)

See accompanying notes.

662

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.
	(unaudited)

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2055 FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 6.96	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.06	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.40)	(3.02)

Total From Investment Operations	(0.34)	(3.04)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	–

Total Dividends and Distributions	(0.12)	–

Net Asset Value, End of Period	$ 6.50	$ 6.96

Total Return	(4.97)%(d)	(30.40)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 541	$ 119
Ratio of Expenses to Average Net Assets(e),(f)	0.74%(g)	0.74%(g)
Ratio of Net Investment Income to Average Net Assets	1.87%(g)	(0.30)%(g)
Portfolio Turnover Rate	64.0%(g)	194.7%(g)

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2055 FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 6.97	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.04	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.37)	(3.02)

Total From Investment Operations	(0.33)	(3.03)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	–

Total Dividends and Distributions	(0.12)	–

Net Asset Value, End of Period	$ 6.52	$ 6.97

Total Return	(4.81)%(d)	(30.30)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 225	$ 28
Ratio of Expenses to Average Net Assets(e),(f)	0.55%(g)	0.55%(g)
Ratio of Net Investment Income to Average Net Assets	1.45%(g)	(0.09)%(g)
Portfolio Turnover Rate	64.0%(g)	194.7%(g)

	2009(a)	2008(b)

PRINCIPAL LIFETIME 2055 FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 6.98	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.11	–
Net Realized and Unrealized Gain (Loss) on Investments	(0.45)	(3.02)

Total From Investment Operations	(0.34)	(3.02)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	–

Total Dividends and Distributions	(0.12)	–

Net Asset Value, End of Period	$ 6.52	$ 6.98

Total Return	(4.95)%(d)	(30.20)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 464	$ 304
Ratio of Expenses to Average Net Assets(e),(f)	0.43%(g)	0.43%(g)
Ratio of Net Investment Income to Average Net Assets	3.48%(g)	0.01%(g)
Portfolio Turnover Rate	64.0%(g)	194.7%(g)

(a)	Six months ended April 30, 2009.

(b)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager's contractual expense limit.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Computed on an annualized basis.

See accompanying notes.

663

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Class J shares

Net Asset Value, Beginning of Period	$ 9.33	$ 12.81	$ 12.62	$ 11.93	$ 11.70	$ 10.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.17	0.54	0.48	0.40	0.34	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)	(3.36)	0.15	0.67	0.26	0.94

Total From Investment Operations	(0.19)	(2.82)	0.63	1.07	0.60	1.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.44)	(0.49)	(0.38)	(0.26)	(0.24)	(0.09)
Distributions from Realized Gains	(0.13)	(0.17)	(0.06)	(0.12)	(0.13)	–

Total Dividends and Distributions	(0.57)	(0.66)	(0.44)	(0.38)	(0.37)	(0.09)

Net Asset Value, End of Period	$ 8.57	$ 9.33	$ 12.81	$ 12.62	$ 11.93	$ 11.70

Total Return(c)	(1.95)%(d)	(23.13)%	5.08%	9.20%	5.13%	10.04%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 50,308	$ 60,289	$ 95,309	$ 81,151	$ 57,536	$ 24,991
Ratio of Expenses to Average Net Assets(e)	0.63%(f)	0.60%	0.67%	0.71%	0.77%	0.86%
Ratio of Gross Expenses to Average Net Assets(e),(g)	0.68%(f)	–	–	–	–	0.86%
Ratio of Net Investment Income to Average Net Assets	3.92%(f)	4.76%	3.82%	3.27%	2.80%	1.12%
Portfolio Turnover Rate	45.4%(f)	30.7%	25.3%	48.9%	43.8%	34.1%

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 9.40	$ 12.92	$ 12.73	$ 12.03	$ 11.73	$ 10.77
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.18	0.59	0.55	0.47	0.41	0.22
Net Realized and Unrealized Gain (Loss) on Investments	(0.34)	(3.38)	0.16	0.69	0.26	0.94

Total From Investment Operations	(0.16)	(2.79)	0.71	1.16	0.67	1.16
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.50)	(0.56)	(0.46)	(0.34)	(0.24)	(0.20)
Distributions from Realized Gains	(0.13)	(0.17)	(0.06)	(0.12)	(0.13)	–

Total Dividends and Distributions	(0.63)	(0.73)	(0.52)	(0.46)	(0.37)	(0.20)

Net Asset Value, End of Period	$ 8.61	$ 9.40	$ 12.92	$ 12.73	$ 12.03	$ 11.73

Total Return	(1.63)%(d)	(22.81)%	5.68%	9.90%	5.79%	10.92%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 298,722	$ 287,888	$ 341,609	$ 250,395	$ 182,132	$ 109,104
Ratio of Expenses to Average Net Assets(e)	0.14%(f)	0.13%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.35%(f)	5.13%	4.33%	3.85%	3.44%	1.95%
Portfolio Turnover Rate	45.4%(f)	30.7%	25.3%	48.9%	43.8%	34.1%

	2009(a)	2008	2007	2006	2005

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 9.32	$ 12.81	$ 12.63	$ 11.94	$ 11.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.15	0.46	0.45	0.37	0.26
Net Realized and Unrealized Gain (Loss) on Investments	(0.35)	(3.33)	0.13	0.67	0.29

Total From Investment Operations	(0.20)	(2.87)	0.58	1.04	0.55
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.39)	(0.45)	(0.34)	(0.23)	(0.23)
Distributions from Realized Gains	(0.13)	(0.17)	(0.06)	(0.12)	(0.13)

Total Dividends and Distributions	(0.52)	(0.62)	(0.40)	(0.35)	(0.36)

Net Asset Value, End of Period	$ 8.60	$ 9.32	$ 12.81	$ 12.63	$ 11.94

Total Return	(2.10)%(d)	(23.47)%	4.68%	8.91%	4.75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,240	$ 6,026	$ 4,777	$ 2,543	$ 276
Ratio of Expenses to Average Net Assets(e)	1.01%(f)	1.01%	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	3.49%(f)	4.00%	3.61%	3.01%	2.22%
Portfolio Turnover Rate	45.4%(f)	30.7%	25.3%	48.9%	43.8%

See accompanying notes.

664

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 9.30	$ 12.79	$ 12.60	$ 11.90	$ 11.69	$ 10.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.15	0.51	0.45	0.35	0.28	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.34)	(3.36)	0.16	0.72	0.30	1.00

Total From Investment Operations	(0.19)	(2.85)	0.61	1.07	0.58	1.09
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.41)	(0.47)	(0.36)	(0.25)	(0.24)	(0.12)
Distributions from Realized Gains	(0.13)	(0.17)	(0.06)	(0.12)	(0.13)	–

Total Dividends and Distributions	(0.54)	(0.64)	(0.42)	(0.37)	(0.37)	(0.12)

Net Asset Value, End of Period	$ 8.57	$ 9.30	$ 12.79	$ 12.60	$ 11.90	$ 11.69

Total Return	(1.95)%(d)	(23.41)%	4.91%	9.17%	4.96%	10.23%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 18,240	$ 17,792	$ 25,462	$ 20,550	$ 7,959	$ 1,686
Ratio of Expenses to Average Net Assets(e)	0.88%(f)	0.88%	0.87%	0.87%	0.87%	0.87%
Ratio of Net Investment Income to Average Net Assets	3.60%(f)	4.51%	3.62%	2.88%	2.30%	0.82%
Portfolio Turnover Rate	45.4%(f)	30.7%	25.3%	48.9%	43.8%	34.1%

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 9.30	$ 12.79	$ 12.60	$ 11.92	$ 11.68	$ 10.73
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.16	0.52	0.47	0.40	0.30	0.15
Net Realized and Unrealized Gain (Loss) on Investments	(0.34)	(3.35)	0.16	0.67	0.31	0.94

Total From Investment Operations	(0.18)	(2.83)	0.63	1.07	0.61	1.09
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.44)	(0.49)	(0.38)	(0.27)	(0.24)	(0.14)
Distributions from Realized Gains	(0.13)	(0.17)	(0.06)	(0.12)	(0.13)	–

Total Dividends and Distributions	(0.57)	(0.66)	(0.44)	(0.39)	(0.37)	(0.14)

Net Asset Value, End of Period	$ 8.55	$ 9.30	$ 12.79	$ 12.60	$ 11.92	$ 11.68

Total Return	(1.87)%(d)	(23.27)%	5.11%	9.19%	5.24%	10.24%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 24,826	$ 24,573	$ 29,428	$ 19,341	$ 11,688	$ 2,352
Ratio of Expenses to Average Net Assets(e)	0.70%(f)	0.70%	0.69%	0.69%	0.69%	0.69%
Ratio of Net Investment Income to Average Net Assets	3.79%(f)	4.58%	3.75%	3.34%	2.43%	1.33%
Portfolio Turnover Rate	45.4%(f)	30.7%	25.3%	48.9%	43.8%	34.1%

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 9.33	$ 12.83	$ 12.64	$ 11.95	$ 11.69	$ 10.74
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.17	0.50	0.49	0.42	0.34	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(0.34)	(3.32)	0.17	0.68	0.29	0.98

Total From Investment Operations	(0.17)	(2.82)	0.66	1.10	0.63	1.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.47)	(0.51)	(0.41)	(0.29)	(0.24)	(0.16)
Distributions from Realized Gains	(0.13)	(0.17)	(0.06)	(0.12)	(0.13)	–

Total Dividends and Distributions	(0.60)	(0.68)	(0.47)	(0.41)	(0.37)	(0.16)

Net Asset Value, End of Period	$ 8.56	$ 9.33	$ 12.83	$ 12.64	$ 11.95	$ 11.69

Total Return	(1.78)%(d)	(23.12)%	5.30%	9.46%	5.43%	10.44%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 19,012	$ 16,933	$ 11,742	$ 4,466	$ 1,861	$ 479
Ratio of Expenses to Average Net Assets(e)	0.51%(f)	0.51%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets	3.99%(f)	4.48%	3.91%	3.44%	2.84%	1.11%
Portfolio Turnover Rate	45.4%(f)	30.7%	25.3%	48.9%	43.8%	34.1%

See accompanying notes.

665

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 9.38	$ 12.89	$ 12.69	$ 12.00	$ 11.72	$ 10.76
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.17	0.55	0.52	0.43	0.36	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.35)	(3.36)	0.16	0.69	0.29	0.94

Total From Investment Operations	(0.18)	(2.81)	0.68	1.12	0.65	1.13
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.47)	(0.53)	(0.42)	(0.31)	(0.24)	(0.17)
Distributions from Realized Gains	(0.13)	(0.17)	(0.06)	(0.12)	(0.13)	–

Total Dividends and Distributions	(0.60)	(0.70)	(0.48)	(0.43)	(0.37)	(0.17)

Net Asset Value, End of Period	$ 8.60	$ 9.38	$ 12.89	$ 12.69	$ 12.00	$ 11.72

Total Return	(1.83)%(d)	(23.00)%	5.49%	9.56%	5.60%	10.64%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 31,619	$ 33,264	$ 35,806	$ 19,216	$ 8,703	$ 2,312
Ratio of Expenses to Average Net Assets(e)	0.39%(f)	0.39%	0.38%	0.38%	0.38%	0.38%
Ratio of Net Investment Income to Average Net Assets	4.12%(f)	4.84%	4.09%	3.51%	3.01%	1.69%
Portfolio Turnover Rate	45.4%(f)	30.7%	25.3%	48.9%	43.8%	34.1%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

666

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

REAL ESTATE SECURITIES FUND

Class J shares

Net Asset Value, Beginning of Period	$ 11.60	$ 24.61	$ 27.21	$ 20.19	$ 18.28	$ 14.42
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.17	0.24	0.15	0.12	0.28	0.28
Net Realized and Unrealized Gain (Loss) on Investments	(2.48)	(7.25)	(0.60)	7.68	3.14	3.97

Total From Investment Operations	(2.31)	(7.01)	(0.45)	7.80	3.42	4.25
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.27)	(0.08)	(0.16)	(0.46)	(0.25)
Distributions from Realized Gains	–	(5.73)	(2.07)	(0.62)	(1.05)	(0.14)

Total Dividends and Distributions	(0.18)	(6.00)	(2.15)	(0.78)	(1.51)	(0.39)

Net Asset Value, End of Period	$ 9.11	$ 11.60	$ 24.61	$ 27.21	$ 20.19	$ 18.28

Total Return(c)	(19.82)%(d)	(36.13)%	(2.12)%	39.86%	19.47%	30.09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 79,703	$ 107,631	$ 195,723	$ 231,200	$ 147,059	$ 95,696
Ratio of Expenses to Average Net Assets	1.58%(e)	1.43%	1.47%	1.53%	1.63%	1.68%
Ratio of Gross Expenses to Average Net Assets(f)	1.63%(e)	–	–	–	–	1.68%(g)
Ratio of Net Investment Income to Average Net Assets	3.96%(e)	1.48%	0.59%	0.50%	1.42%	1.72%
Portfolio Turnover Rate	66.9%(e)	47.2%	77.8%(h)	37.8%	26.7%(i)	67.9%

	2009(a)	2008	2007	2006	2005	2004

REAL ESTATE SECURITIES FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 11.83	$ 24.96	$ 27.56	$ 20.41	$ 18.44	$ 14.56
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.20	0.33	0.26	0.28	0.42	0.41
Net Realized and Unrealized Gain (Loss) on Investments	(2.52)	(7.37)	(0.55)	7.78	3.18	4.01

Total From Investment Operations	(2.32)	(7.04)	(0.29)	8.06	3.60	4.42
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)	(0.36)	(0.24)	(0.29)	(0.58)	(0.40)
Distributions from Realized Gains	–	(5.73)	(2.07)	(0.62)	(1.05)	(0.14)

Total Dividends and Distributions	(0.21)	(6.09)	(2.31)	(0.91)	(1.63)	(0.54)

Net Asset Value, End of Period	$ 9.30	$ 11.83	$ 24.96	$ 27.56	$ 20.41	$ 18.44

Total Return	(19.47)%(d)	(35.71)%	(1.48)%	40.85%	20.41%	31.21%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 881,503	$ 894,685	$ 1,110,332	$ 770,259	$ 405,696	$ 253,838
Ratio of Expenses to Average Net Assets	0.85%(e)	0.84%	0.83%	0.84%	0.85%	0.85%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	0.85%(g)
Ratio of Net Investment Income to Average Net Assets	4.62%(e)	2.05%	1.04%	1.20%	2.19%	2.53%
Portfolio Turnover Rate	66.9%(e)	47.2%	77.8%(h)	37.8%	26.7%(i)	67.9%

	2009(a)	2008	2007	2006	2005

REAL ESTATE SECURITIES FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 11.74	$ 24.82	$ 27.47	$ 20.39	$ 18.64
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.16	0.19	0.05	0.06	0.33
Net Realized and Unrealized Gain (Loss) on Investments	(2.50)	(7.31)	(0.57)	7.78	2.91

Total From Investment Operations	(2.34)	(7.12)	(0.52)	7.84	3.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.23)	(0.06)	(0.14)	(0.44)
Distributions from Realized Gains	–	(5.73)	(2.07)	(0.62)	(1.05)

Total Dividends and Distributions	(0.17)	(5.96)	(2.13)	(0.76)	(1.49)

Net Asset Value, End of Period	$ 9.23	$ 11.74	$ 24.82	$ 27 .47	$ 20.39

Total Return	(19.82)%(d)	(36.25)%	(2.38)%	39.62%	18.13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,899	$ 2,945	$ 3,842	$ 2,908	$ 406
Ratio of Expenses to Average Net Assets	1.73%(e)	1.72%	1.71%	1.72%	1.73%
Ratio of Net Investment Income to Average Net Assets	3.75%(e)	1.17%	0.22%	0.25%	1.66%
Portfolio Turnover Rate	66.9%(e)	47.2%	77.8%(h)	37.8%	26.7%(i)

See accompanying notes.

667

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

REAL ESTATE SECURITIES FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 11.46	$ 24.39	$ 27.00	$ 20.05	$ 18.15	$ 14.34
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.17	0.21	0.14	0.09	0.28	0.28
Net Realized and Unrealized Gain (Loss) on Investments	(2.46)	(7.16)	(0.61)	7.64	3.13	3.95

Total From Investment Operations	(2.29)	(6.95)	(0.47)	7.73	3.41	4.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.25)	(0.07)	(0.16)	(0.46)	(0.28)
Distributions from Realized Gains	–	(5.73)	(2.07)	(0.62)	(1.05)	(0.14)

Total Dividends and Distributions	(0.17)	(5.98)	(2.14)	(0.78)	(1.51)	(0.42)

Net Asset Value, End of Period	$ 9.00	$ 11.46	$ 24.39	$ 27 .00	$ 20.05	$ 18.15

Total Return	(19.82)%(d)	(36.18)%	(2.23)%	39.79%	19.60%	30.21%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,033	$ 11,889	$ 22,550	$ 35,260	$ 18,934	$ 12,660
Ratio of Expenses to Average Net Assets	1.60%(e)	1.59%	1.58%	1.59%	1.60%	1.60%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.60%(g)
Ratio of Net Investment Income to Average Net Assets	3.93%(e)	1.31%	0.58%	0.40%	1.46%	1.78%
Portfolio Turnover Rate	66.9%(e)	47.2%	77.8%(h)	37.8%	26.7%(i)	67.9%

	2009(a)	2008	2007	2006	2005	2004

REAL ESTATE SECURITIES FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 11.64	$ 24.67	$ 27.27	$ 20.23	$ 18.30	$ 14.46
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.18	0.24	0.18	0.14	0.31	0.29
Net Realized and Unrealized Gain (Loss) on Investments	(2.49)	(7.26)	(0.62)	7.72	3.16	4.00

Total From Investment Operations	(2.31)	(7.02)	(0.44)	7.86	3.47	4.29
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.28)	(0.09)	(0.20)	(0.49)	(0.31)
Distributions from Realized Gains	–	(5.73)	(2.07)	(0.62)	(1.05)	(0.14)

Total Dividends and Distributions	(0.18)	(6.01)	(2.16)	(0.82)	(1.54)	(0.45)

Net Asset Value, End of Period	$ 9.15	$ 11.64	$ 24.67	$ 27 .27	$ 20.23	$ 18.30

Total Return	(19.69)%(d)	(36.08)%	(2.06)%	40.07%	19.77%	30.40%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 25,882	$ 28,885	$ 42,136	$ 58,101	$ 32,336	$ 24,621
Ratio of Expenses to Average Net Assets	1.42%(e)	1.41%	1.40%	1.41%	1.42%	1.42%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.42%(g)
Ratio of Net Investment Income to Average Net Assets	4.06%(e)	1.48%	0.73%	0.59%	1.64%	1.83%
Portfolio Turnover Rate	66.9%(e)	47.2%	77.8%(h)	37.8%	26.7%(i)	67.9%

	2009(a)	2008	2007	2006	2005	2004

REAL ESTATE SECURITIES FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 11.56	$ 24.54	$ 27.14	$ 20.13	$ 18.21	$ 14.38
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.18	0.27	0.21	0.19	0.35	0.33
Net Realized and Unrealized Gain (Loss) on Investments	(2.47)	(7.21)	(0.60)	7.67	3.14	3.98

Total From Investment Operations	(2.29)	(6.94)	(0.39)	7.86	3.49	4.31
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)	(0.31)	(0.14)	(0.23)	(0.52)	(0.34)
Distributions from Realized Gains	–	(5.73)	(2.07)	(0.62)	(1.05)	(0.14)

Total Dividends and Distributions	(0.19)	(6.04)	(2.21)	(0.85)	(1.57)	(0.48)

Net Asset Value, End of Period	$ 9.08	$ 11.56	$ 24.54	$ 27 .14	$ 20.13	$ 18.21

Total Return	(19.66)%(d)	(35.94)%	(1.88)%	40.32%	20.01%	30.75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,858	$ 12,277	$ 16,259	$ 17,216	$ 7,336	$ 1,395
Ratio of Expenses to Average Net Assets	1.23%(e)	1.22%	1.21%	1.22%	1.23%	1.23%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.23%(g)
Ratio of Net Investment Income to Average Net Assets	4.26%(e)	1.67%	0.86%	0.83%	1.84%	2.05%
Portfolio Turnover Rate	66.9%(e)	47.2%	77.8%(h)	37.8%	26.7%(i)	67.9%

See accompanying notes.

668

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

REAL ESTATE SECURITIES FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 11.57	$ 24.56	$ 27.16	$ 20.13	$ 18.21	$ 14.39
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.18	0.29	0.26	0.21	0.37	0.36
Net Realized and Unrealized Gain (Loss) on Investments	(2.46)	(7.23)	(0.62)	7.69	3.14	3.96

Total From Investment Operations	(2.28)	(6.94)	(0.36)	7.90	3.51	4.32
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.20)	(0.32)	(0.17)	(0.25)	(0.54)	(0.36)
Distributions from Realized Gains	–	(5.73)	(2.07)	(0.62)	(1.05)	(0.14)

Total Dividends and Distributions	(0.20)	(6.05)	(2.24)	(0.87)	(1.59)	(0.50)

Net Asset Value, End of Period	$ 9.09	$ 11.57	$ 24.56	$ 27.16	$ 20.13	$ 18.21

Total Return	(19.59)%(d)	(35.89)%	(1.76)%	40.54%	20.13%	30.82%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 44,972	$ 40,951	$ 74,228	$ 102,031	$ 54,932	$ 30,865
Ratio of Expenses to Average Net Assets	1.11%(e)	1.10%	1.09%	1.10%	1.11%	1.10%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.11%(g)
Ratio of Net Investment Income to Average Net Assets	4.28%(e)	1.81%	1.05%	0.92%	1.95%	2.28%
Portfolio Turnover Rate	66.9%(e)	47.2%	77.8%(h)	37.8%	26.7%(i)	67.9%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

(g)	Expense ratio without commission rebates.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM REIT Fund.

(i)	Portfolio turnover rate excludes approximately $101,379,000 of securities from the acquisition of Principal Real Estate Securities Fund, Inc.

See accompanying notes.

669

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007(b)

SAM BALANCED PORTFOLIO

Class J shares

Net Asset Value, Beginning of Period	$ 10.64	$ 15.90	$ 14.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.16	0.26	0.15
Net Realized and Unrealized Gain (Loss) on Investments	(0.41)	(4.28)	1.19

Total From Investment Operations	(0.25)	(4.02)	1.34
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.47)	(0.14)
Distributions from Realized Gains	(0.91)	(0.77)	–

Total Dividends and Distributions	(1.09)	(1.24)	(0.14)

Redemption fees	–	–	0.01

Net Asset Value, End of Period	$ 9.30	$ 10.64	$ 15.90

Total Return(d)	(2.13)%(e)	(27.20)%	9.27%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 117,213	$ 58,350	$ 2,597
Ratio of Expenses to Average Net Assets(f)	0.95%(g)	0.95%	0.95%(g)
Ratio of Gross Expenses to Average Net Assets(f),(h)	1.06%(g)	–	–
Ratio of Net Investment Income to Average Net Assets	3.49%(g)	2.00%	1.21%(g)
Portfolio Turnover Rate	6.0%(g)	34.8%	14.6%(g)

	2009(a)	2008	2007(b)

SAM BALANCED PORTFOLIO

Institutional shares

Net Asset Value, Beginning of Period	$ 10.74	$ 16.03	$ 14.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.18	0.42	0.22
Net Realized and Unrealized Gain (Loss) on Investments	(0.40)	(4.39)	1.33

Total From Investment Operations	(0.22)	(3.97)	1.55
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.20)	(0.55)	(0.21)
Distributions from Realized Gains	(0.91)	(0.77)	–

Total Dividends and Distributions	(1.11)	(1.32)	(0.21)

Net Asset Value, End of Period	$ 9.41	$ 10.74	$ 16.03

Total Return	(1.78)%(e)	(26.71)%	10.67%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 37,570	$ 21,448	$ 1,385
Ratio of Expenses to Average Net Assets(f)	0.38%(g)	0.33%	0.31%(g)
Ratio of Gross Expenses to Average Net Assets(f),(i)	0.43%(g)	–	–
Ratio of Net Investment Income to Average Net Assets	3.94%(g)	3.14%	1.82%(g)
Portfolio Turnover Rate	6.0%(g)	34.8%	14.6%(g)

	2009(a)	2008	2007(b)

SAM BALANCED PORTFOLIO

R-1 shares

Net Asset Value, Beginning of Period	$ 10.73	$ 16.03	$ 14.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.14	0.20	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(0.40)	(4.30)	1.35

Total From Investment Operations	(0.26)	(4.10)	1.46
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.43)	(0.12)
Distributions from Realized Gains	(0.91)	(0.77)	–

Total Dividends and Distributions	(1.08)	(1.20)	(0.12)

Net Asset Value, End of Period	$ 9.39	$ 10.73	$ 16.03

Total Return	(2.26)%(e)	(27.41)%	9.95%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,949	$ 1,064	$ 17
Ratio of Expenses to Average Net Assets(f)	1.25%(g)	1.21%	1.19%(g)
Ratio of Net Investment Income to Average Net Assets	3.06%(g)	1.57%	0.92%(g)
Portfolio Turnover Rate	6.0%(g)	34.8%	14.6%(g)

See accompanying notes.

670

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.
	(unaudited)

	2009(a)	2008	2007(b)

SAM BALANCED PORTFOLIO

R-2 shares

Net Asset Value, Beginning of Period	$ 10.73	$ 16.03	$ 14.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.13	0.28	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(0.39)	(4.36)	1.35

Total From Investment Operations	(0.26)	(4.08)	1.47
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.45)	(0.13)
Distributions from Realized Gains	(0.91)	(0.77)	–

Total Dividends and Distributions	(1.08)	(1.22)	(0.13)

Net Asset Value, End of Period	$ 9.39	$ 10.73	$ 16.03

Total Return	(2.21)%(e)	(27.32)%	10.06%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 452	$ 146	$ 17
Ratio of Expenses to Average Net Assets(f)	1.12%(g)	1.08%	1.06%(g)
Ratio of Net Investment Income to Average Net Assets	2.93%(g)	2.19%	1.02%(g)
Portfolio Turnover Rate	6.0%(g)	34.8%	14.6%(g)

	2009(a)	2008	2007(b)

SAM BALANCED PORTFOLIO

R-3 shares

Net Asset Value, Beginning of Period	$ 10.73	$ 16.03	$ 14.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.17	0.30	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.41)	(4.36)	1.30

Total From Investment Operations	(0.24)	(4.06)	1.49
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.47)	(0.15)
Distributions from Realized Gains	(0.91)	(0.77)	–

Total Dividends and Distributions	(1.09)	(1.24)	(0.15)

Net Asset Value, End of Period	$ 9.40	$ 10.73	$ 16.03

Total Return	(2.03)%(e)	(27.19)%	10.21%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,091	$ 3,627	$ 1,181
Ratio of Expenses to Average Net Assets(f)	0.94%(g)	0.90%	0.88%(g)
Ratio of Net Investment Income to Average Net Assets	3.70%(g)	2.28%	1.50%(g)
Portfolio Turnover Rate	6.0%(g)	34.8%	14.6%(g)

	2009(a)	2008	2007(b)

SAM BALANCED PORTFOLIO

R-4 shares

Net Asset Value, Beginning of Period	$ 10.74	$ 16.04	$ 14.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.16	0.42	0.20
Net Realized and Unrealized Gain (Loss) on Investments	(0.40)	(4.45)	1.32

Total From Investment Operations	(0.24)	(4.03)	1.52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)	(0.50)	(0.17)
Distributions from Realized Gains	(0.91)	(0.77)	–

Total Dividends and Distributions	(1.10)	(1.27)	(0.17)

Net Asset Value, End of Period	$ 9.40	$ 10.74	$ 16.04

Total Return	(2.06)%(e)	(27.04)%	10.43%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,527	$ 1,874	$ 1,497
Ratio of Expenses to Average Net Assets(f)	0.75%(g)	0.71%	0.69%(g)
Ratio of Net Investment Income to Average Net Assets	3.41%(g)	3.16%	1.61%(g)
Portfolio Turnover Rate	6.0%(g)	34.8%	14.6%(g)

See accompanying notes.

671

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.
	(unaudited)

	2009(a)	2008	2007(b)

SAM BALANCED PORTFOLIO

R-5 shares

Net Asset Value, Beginning of Period	$ 10.74	$ 16.03	$ 14.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.14	0.30	0.18
Net Realized and Unrealized Gain (Loss) on Investments	(0.38)	(4.31)	1.35

Total From Investment Operations	(0.24)	(4.01)	1.53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)	(0.51)	(0.19)
Distributions from Realized Gains	(0.91)	(0.77)	–

Total Dividends and Distributions	(1.10)	(1.28)	(0.19)

Net Asset Value, End of Period	$ 9.40	$ 10.74	$ 16.03

Total Return	(1.99)%(e)	(26.90)%	10.47%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,272	$ 3,691	$ 11
Ratio of Expenses to Average Net Assets(f)	0.63%(g)	0.59%	0.57%(g)
Ratio of Net Investment Income to Average Net Assets	3.18%(g)	2.50%	1.54%(g)
Portfolio Turnover Rate	6.0%(g)	34.8%	14.6%(g)

(a)	Six months ended April 30, 2009.

(b)	Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.02 per share from January 10, 2007, through January 16, 2007.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Does not include expenses of the investment companies in which the Portfolio invests.

(g)	Computed on an annualized basis.

(h)	Excludes expense reimbursement from Manager and/or Underwriter.

(i)	Excludes expense reimbursement from Manager.

See accompanying notes.

672

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007(b)

SAM CONSERVATIVE BALANCED PORTFOLIO

Class J shares

Net Asset Value, Beginning of Period	$ 8.77	$ 11.86	$ 11.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.16	0.29	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)	(2.56)	0.67

Total From Investment Operations	0.06	(2.27)	0.88
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.41)	(0.19)
Distributions from Realized Gains	(0.37)	(0.41)	–

Total Dividends and Distributions	(0.54)	(0.82)	(0.19)

Net Asset Value, End of Period	$ 8.29	$ 8.77	$ 11.86

Total Return(d)	0.93%(e)	(20.34)%	7.92%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 53,886	$ 26,828	$ 904
Ratio of Expenses to Average Net Assets(f)	0.95%(g)	0.95%	0.95%(g)
Ratio of Gross Expenses to Average Net Assets(f),(h)	1.07%(g)	–	–
Ratio of Net Investment Income to Average Net Assets	4.05%(g)	2.85%	2.33%(g)
Portfolio Turnover Rate	13.0%(g)	27.7%	12.7%(g)

	2009(a)	2008	2007(b)

SAM CONSERVATIVE BALANCED PORTFOLIO

Institutional shares

Net Asset Value, Beginning of Period	$ 8.78	$ 11.87	$ 11.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.19	0.35	0.26
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)	(2.55)	0.68

Total From Investment Operations	0.09	(2.20)	0.94
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)	(0.48)	(0.24)
Distributions from Realized Gains	(0.37)	(0.41)	–

Total Dividends and Distributions	(0.56)	(0.89)	(0.24)

Net Asset Value, End of Period	$ 8.31	$ 8.78	$ 11.87

Total Return	1.29%(e)	(19.83)%	8.52%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 24,118	$ 16,825	$ 730
Ratio of Expenses to Average Net Assets(f)	0.38%(g)	0.33%	0.31%(g)
Ratio of Gross Expenses to Average Net Assets(f),(i)	0.45%(g)	–	–
Ratio of Net Investment Income to Average Net Assets	4.66%(g)	3.41%	2.90%(g)
Portfolio Turnover Rate	13.0%(g)	27.7%	12.7%(g)

	2009(a)	2008	2007(b)

SAM CONSERVATIVE BALANCED PORTFOLIO

R-1 shares

Net Asset Value, Beginning of Period	$ 8.78	$ 11.86	$ 11.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.15	0.28	0.18
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)	(2.56)	0.67

Total From Investment Operations	0.05	(2.28)	0.85
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.16)	(0.39)	(0.16)
Distributions from Realized Gains	(0.37)	(0.41)	–

Total Dividends and Distributions	(0.53)	(0.80)	(0.16)

Net Asset Value, End of Period	$ 8.30	$ 8.78	$ 11.86

Total Return	0.77%(e)	(20.46)%	7.71%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 437	$ 285	$ 11
Ratio of Expenses to Average Net Assets(f)	1.25%(g)	1.21%	1.19%(g)
Ratio of Net Investment Income to Average Net Assets	3.84%(g)	2.70%	1.99%(g)
Portfolio Turnover Rate	13.0%(g)	27.7%	12.7%(g)

See accompanying notes.

673

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.
	(unaudited)

	2009(a)	2008	2007(b)

SAM CONSERVATIVE BALANCED PORTFOLIO

R-2 shares

Net Asset Value, Beginning of Period	$ 8.78	$ 11.86	$ 11.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.16	0.28	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)	(2.55)	0.68

Total From Investment Operations	0.05	(2.27)	0.87
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.16)	(0.40)	(0.18)
Distributions from Realized Gains	(0.37)	(0.41)	–

Total Dividends and Distributions	(0.53)	(0.81)	(0.18)

Net Asset Value, End of Period	$ 8.30	$ 8.78	$ 11.86

Total Return	0.84%(e)	(20.36)%	7.82%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 794	$ 545	$ 24
Ratio of Expenses to Average Net Assets(f)	1.12%(g)	1.08%	1.06%(g)
Ratio of Net Investment Income to Average Net Assets	3.93%(g)	2.67%	2.10%(g)
Portfolio Turnover Rate	13.0%(g)	27.7%	12.7%(g)

	2009(a)	2008	2007(b)

SAM CONSERVATIVE BALANCED PORTFOLIO

R-3 shares

Net Asset Value, Beginning of Period	$ 8.78	$ 11.87	$ 11.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.16	0.36	0.23
Net Realized and Unrealized Gain (Loss) on Investments	(0.09)	(2.62)	0.66

Total From Investment Operations	0.07	(2.26)	0.89
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.42)	(0.19)
Distributions from Realized Gains	(0.37)	(0.41)	–

Total Dividends and Distributions	(0.54)	(0.83)	(0.19)

Net Asset Value, End of Period	$ 8.31	$ 8.78	$ 11.87

Total Return	1.04%(e)	(20.28)%	8.06%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,715	$ 1,059	$ 692
Ratio of Expenses to Average Net Assets(f)	0.94%(g)	0.90%	0.88%(g)
Ratio of Net Investment Income to Average Net Assets	4.11%(g)	3.43%	2.51%(g)
Portfolio Turnover Rate	13.0%(g)	27.7%	12.7%(g)

	2009(a)	2008	2007(b)

SAM CONSERVATIVE BALANCED PORTFOLIO

R-4 shares

Net Asset Value, Beginning of Period	$ 8.78	$ 11.86	$ 11.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.17	0.41	0.24
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)	(2.64)	0.66

Total From Investment Operations	0.07	(2.23)	0.90
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.44)	(0.21)
Distributions from Realized Gains	(0.37)	(0.41)	–

Total Dividends and Distributions	(0.55)	(0.85)	(0.21)

Net Asset Value, End of Period	$ 8.30	$ 8.78	$ 11.86

Total Return	0.98%(e)	(20.06)%	8.12%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,065	$ 1,413	$ 349
Ratio of Expenses to Average Net Assets(f)	0.75%(g)	0.71%	0.69%(g)
Ratio of Net Investment Income to Average Net Assets	4.24%(g)	3.85%	2.64%(g)
Portfolio Turnover Rate	13.0%(g)	27.7%	12.7%(g)

See accompanying notes.

674

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.
	(unaudited)

	2009(a)	2008	2007(b)

SAM CONSERVATIVE BALANCED PORTFOLIO

R-5 shares

Net Asset Value, Beginning of Period	$ 8.78	$ 11.86	$ 11.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.18	0.34	0.24
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)	(2.56)	0.67

Total From Investment Operations	0.08	(2.22)	0.91
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.45)	(0.22)
Distributions from Realized Gains	(0.37)	(0.41)	–

Total Dividends and Distributions	(0.55)	(0.86)	(0.22)

Net Asset Value, End of Period	$ 8.31	$ 8.78	$ 11.86

Total Return	1.17%(e)	(19.96)%	8.23%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,116	$ 879	$ 11
Ratio of Expenses to Average Net Assets(f)	0.63%(g)	0.59%	0.57%(g)
Ratio of Net Investment Income to Average Net Assets	4.53%(g)	3.49%	2.62%(g)
Portfolio Turnover Rate	13.0%(g)	27.7%	12.7%(g)

(a)	Six months ended April 30, 2009.

(b)	Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.01 per share from January 10, 2007, through January 16, 2007.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Does not include expenses of the investment companies in which the Portfolio invests.

(g)	Computed on an annualized basis.

(h)	Excludes expense reimbursement from Manager and/or Underwriter.

(i)	Excludes expense reimbursement from Manager.

See accompanying notes.

675

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007(b)

SAM CONSERVATIVE GROWTH PORTFOLIO

Class J shares

Net Asset Value, Beginning of Period	$ 11.39	$ 18.75	$ 16.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.13	0.17	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.69)	(6.03)	1.97

Total From Investment Operations	(0.56)	(5.86)	2.00
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)	(0.42)	–
Distributions from Realized Gains	(1.15)	(1.08)	–

Total Dividends and Distributions	(1.38)	(1.50)	–

Net Asset Value, End of Period	$ 9.45	$ 11.39	$ 18.75

Total Return(d)	(4.81)%(e)	(33.82)%	11.94%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 64,205	$ 37,408	$ 3,643
Ratio of Expenses to Average Net Assets(f)	0.95%(g)	0.95%	0.95%(g)
Ratio of Gross Expenses to Average Net Assets(f),(h)	1.09%(g)	–	–
Ratio of Net Investment Income to Average Net Assets	2.83%(g)	1.20%	0.22%(g)
Portfolio Turnover Rate	5.3%(g)	32.4%	16.2%(g)

	2009(a)	2008	2007(b)

SAM CONSERVATIVE GROWTH PORTFOLIO

Institutional shares

Net Asset Value, Beginning of Period	$ 11.45	$ 18.85	$ 16.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.15	0.25	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(0.67)	(6.05)	1.98

Total From Investment Operations	(0.52)	(5.80)	2.10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.27)	(0.52)	–
Distributions from Realized Gains	(1.15)	(1.08)	–

Total Dividends and Distributions	(1.42)	(1.60)	–

Net Asset Value, End of Period	$ 9.51	$ 11.45	$ 18.85

Total Return	(4.42)%(e)	(33.43)%	12.54%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 30,018	$ 16,776	$ 1,459
Ratio of Expenses to Average Net Assets(f)	0.38%(g)	0.33%	0.31%(g)
Ratio of Gross Expenses to Average Net Assets(f),(i)	0.44%(g)	–	–
Ratio of Net Investment Income to Average Net Assets	3.27%(g)	1.72%	0.86%(g)
Portfolio Turnover Rate	5.3%(g)	32.4%	16.2%(g)

	2009(a)	2008	2007(b)

SAM CONSERVATIVE GROWTH PORTFOLIO

R-1 shares

Net Asset Value, Beginning of Period	$ 11.36	$ 18.72	$ 16.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.12	0.10	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.68)	(6.01)	1.98

Total From Investment Operations	(0.56)	(5.91)	1.97
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)	(0.37)	–
Distributions from Realized Gains	(1.15)	(1.08)	–

Total Dividends and Distributions	(1.36)	(1.45)	–

Net Asset Value, End of Period	$ 9.44	$ 11.36	$ 18.72

Total Return	(4.83)%(e)	(34.04)%	11.76%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,424	$ 1,078	$ 24
Ratio of Expenses to Average Net Assets(f)	1.25%(g)	1.21%	1.19%(g)
Ratio of Net Investment Income to Average Net Assets	2.62%(g)	0.72%	(0.05)%(g)
Portfolio Turnover Rate	5.3%(g)	32.4%	16.2%(g)

See accompanying notes.

676

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.
	(unaudited)

	2009(a)	2008	2007(b)

SAM CONSERVATIVE GROWTH PORTFOLIO

R-2 shares

Net Asset Value, Beginning of Period	$ 11.37	$ 18.74	$ 16.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.12	0.25	–
Net Realized and Unrealized Gain (Loss) on Investments	(0.68)	(6.14)	1.99

Total From Investment Operations	(0.56)	(5.89)	1.99
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)	(0.40)	–
Distributions from Realized Gains	(1.15)	(1.08)	–

Total Dividends and Distributions	(1.38)	(1.48)	–

Net Asset Value, End of Period	$ 9.43	$ 11.37	$ 18.74

Total Return	(4.81)%(e)	(33.97)%	11.88%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,684	$ 939	$ 30
Ratio of Expenses to Average Net Assets(f)	1.12%(g)	1.08%	1.06%(g)
Ratio of Net Investment Income to Average Net Assets	2.65%(g)	1.71%	0.00%(g)
Portfolio Turnover Rate	5.3%(g)	32.4%	16.2%(g)

	2009(a)	2008	2007(b)

SAM CONSERVATIVE GROWTH PORTFOLIO

R-3 shares

Net Asset Value, Beginning of Period	$ 11.40	$ 18.77	$ 16.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.13	0.27	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(0.68)	(6.13)	1.94

Total From Investment Operations	(0.55)	(5.86)	2.02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)	(0.43)	–
Distributions from Realized Gains	(1.15)	(1.08)	–

Total Dividends and Distributions	(1.38)	(1.51)	–

Net Asset Value, End of Period	$ 9.47	$ 11.40	$ 18.77

Total Return	(4.78)%(e)	(33.80)%	12.06%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,018	$ 1,487	$ 721
Ratio of Expenses to Average Net Assets(f)	0.94%(g)	0.90%	0.88%(g)
Ratio of Net Investment Income to Average Net Assets	2.90%(g)	1.85%	0.58%(g)
Portfolio Turnover Rate	5.3%(g)	32.4%	16.2%(g)

	2009(a)	2008	2007(b)

SAM CONSERVATIVE GROWTH PORTFOLIO

R-4 shares

Net Asset Value, Beginning of Period	$ 11.41	$ 18.79	$ 16.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.13	0.42	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(0.67)	(6.26)	1.94

Total From Investment Operations	(0.54)	(5.84)	2.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)	(0.46)	–
Distributions from Realized Gains	(1.15)	(1.08)	–

Total Dividends and Distributions	(1.38)	(1.54)	–

Net Asset Value, End of Period	$ 9.49	$ 11.41	$ 18.79

Total Return	(4.67)%(e)	(33.69)%	12.18%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,297	$ 2,352	$ 3,040
Ratio of Expenses to Average Net Assets(f)	0.75%(g)	0.71%	0.69%(g)
Ratio of Net Investment Income to Average Net Assets	2.72%(g)	2.75%	0.68%(g)
Portfolio Turnover Rate	5.3%(g)	32.4%	16.2%(g)

See accompanying notes.

677

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.
	(unaudited)

	2009(a)	2008	2007(b)

SAM CONSERVATIVE GROWTH PORTFOLIO

R-5 shares

Net Asset Value, Beginning of Period	$ 11.42	$ 18.81	$ 16.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.15	0.10	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(0.68)	(5.93)	1.98

Total From Investment Operations	(0.53)	(5.83)	2.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.26)	(0.48)	–
Distributions from Realized Gains	(1.15)	(1.08)	–

Total Dividends and Distributions	(1.41)	(1.56)	–

Net Asset Value, End of Period	$ 9.48	$ 11.42	$ 18.81

Total Return	(4.50)%(e)	(33.62)%	12.30%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,440	$ 3,708	$ 15
Ratio of Expenses to Average Net Assets(f)	0.63%(g)	0.59%	0.57%(g)
Ratio of Net Investment Income to Average Net Assets	3.16%(g)	0.83%	0.56%(g)
Portfolio Turnover Rate	5.3%(g)	32.4%	16.2%(g)

(a)	Six months ended April 30, 2009.

(b)	Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Does not include expenses of the investment companies in which the Portfolio invests.

(g)	Computed on an annualized basis.

(h)	Excludes expense reimbursement from Manager and/or Underwriter.

(i)	Excludes expense reimbursement from Manager.

See accompanying notes.

678

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007(b)

SAM FLEXIBLE INCOME PORTFOLIO

Class J shares

Net Asset Value, Beginning of Period	$ 9.46	$ 11.89	$ 11.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.20	0.37	0.30
Net Realized and Unrealized Gain (Loss) on Investments	0.05	(2.10)	0.29

Total From Investment Operations	0.25	(1.73)	0.59
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)	(0.43)	(0.28)
Distributions from Realized Gains	(0.24)	(0.27)	–

Total Dividends and Distributions	(0.45)	(0.70)	(0.28)

Net Asset Value, End of Period	$ 9.26	$ 9.46	$ 11.89

Total Return(d)	2.84%(e)	(15.33)%	5.16%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 20,475	$ 9,523	$ 501
Ratio of Expenses to Average Net Assets(f)	0.95%(g)	0.95%	0.95%(g)
Ratio of Gross Expenses to Average Net Assets(f),(h)	1.22%(g)	–	–
Ratio of Net Investment Income to Average Net Assets	4.58%(g)	3.47%	3.18%(g)
Portfolio Turnover Rate	15.4%(g)	35.1%	9.7%(g)

	2009(a)	2008	2007(b)

SAM FLEXIBLE INCOME PORTFOLIO

Institutional shares

Net Asset Value, Beginning of Period	$ 9.48	$ 11.90	$ 11.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.23	0.42	0.36
Net Realized and Unrealized Gain (Loss) on Investments	0.05	(2.07)	0.30

Total From Investment Operations	0.28	(1.65)	0.66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)	(0.50)	(0.34)
Distributions from Realized Gains	(0.24)	(0.27)	–

Total Dividends and Distributions	(0.48)	(0.77)	(0.34)

Net Asset Value, End of Period	$ 9.28	$ 9.48	$ 11.90

Total Return	3.07%(e)	(14.69)%	5.75%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,065	$ 4,929	$ 93
Ratio of Expenses to Average Net Assets(f)	0.38%(g)	0.33%	0.31%(g)
Ratio of Gross Expenses to Average Net Assets(f),(i)	0.63%(g)	–	–
Ratio of Net Investment Income to Average Net Assets	5.15%(g)	3.85%	3.90%(g)
Portfolio Turnover Rate	15.4%(g)	35.1%	9.7%(g)

	2009(a)	2008	2007(b)

SAM FLEXIBLE INCOME PORTFOLIO

R-1 shares

Net Asset Value, Beginning of Period	$ 9.47	$ 11.89	$ 11.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.19	0.34	0.27
Net Realized and Unrealized Gain (Loss) on Investments	0.05	(2.08)	0.30

Total From Investment Operations	0.24	(1.74)	0.57
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.20)	(0.41)	(0.26)
Distributions from Realized Gains	(0.24)	(0.27)	–

Total Dividends and Distributions	(0.44)	(0.68)	(0.26)

Net Asset Value, End of Period	$ 9.27	$ 9.47	$ 11.89

Total Return	2.69%(e)	(15.45)%	4.97%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 186	$ 104	$ 10
Ratio of Expenses to Average Net Assets(f)	1.25%(g)	1.21%	1.19%(g)
Ratio of Net Investment Income to Average Net Assets	4.32%(g)	3.19%	2.94%(g)
Portfolio Turnover Rate	15.4%(g)	35.1%	9.7%(g)

See accompanying notes.

679

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.
	(unaudited)

	2009(a)	2008	2007(b)

SAM FLEXIBLE INCOME PORTFOLIO

R-2 shares

Net Asset Value, Beginning of Period	$ 9.48	$ 11.90	$ 11.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.20	0.40	0.28
Net Realized and Unrealized Gain (Loss) on Investments	0.04	(2.13)	0.31

Total From Investment Operations	0.24	(1.73)	0.59
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.20)	(0.42)	(0.27)
Distributions from Realized Gains	(0.24)	(0.27)	–

Total Dividends and Distributions	(0.44)	(0.69)	(0.27)

Net Asset Value, End of Period	$ 9.28	$ 9.48	$ 11.90

Total Return	2.68%(e)	(15.33)%	5.16%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 123	$ 114	$ 101
Ratio of Expenses to Average Net Assets(f)	1.12%(g)	1.08%	1.06%(g)
Ratio of Net Investment Income to Average Net Assets	4.41%(g)	3.68%	3.02%(g)
Portfolio Turnover Rate	15.4%(g)	35.1%	9.7%(g)

	2009(a)	2008	2007(b)

SAM FLEXIBLE INCOME PORTFOLIO

R-3 shares

Net Asset Value, Beginning of Period	$ 9.47	$ 11.90	$ 11.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.20	0.42	0.31
Net Realized and Unrealized Gain (Loss) on Investments	0.05	(2.14)	0.29

Total From Investment Operations	0.25	(1.72)	0.60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)	(0.44)	(0.28)
Distributions from Realized Gains	(0.24)	(0.27)	–

Total Dividends and Distributions	(0.45)	(0.71)	(0.28)

Net Asset Value, End of Period	$ 9.27	$ 9.47	$ 11.90

Total Return	2.81%(e)	(15.27)%	5.30%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,283	$ 569	$ 302
Ratio of Expenses to Average Net Assets(f)	0.94%(g)	0.90%	0.88%(g)
Ratio of Net Investment Income to Average Net Assets	4.41%(g)	3.85%	3.37%(g)
Portfolio Turnover Rate	15.4%(g)	35.1%	9.7%(g)

	2009(a)	2008	2007(b)

SAM FLEXIBLE INCOME PORTFOLIO

R-4 shares

Net Asset Value, Beginning of Period	$ 9.47	$ 11.89	$ 11.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.21	0.46	0.33
Net Realized and Unrealized Gain (Loss) on Investments	0.05	(2.15)	0.28

Total From Investment Operations	0.26	(1.69)	0.61
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.22)	(0.46)	(0.30)
Distributions from Realized Gains	(0.24)	(0.27)	–

Total Dividends and Distributions	(0.46)	(0.73)	(0.30)

Net Asset Value, End of Period	$ 9.27	$ 9.47	$ 11.89

Total Return	2.90%(e)	(15.04)%	5.36%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 969	$ 528	$ 377
Ratio of Expenses to Average Net Assets(f)	0.75%(g)	0.71%	0.69%(g)
Ratio of Net Investment Income to Average Net Assets	4.73%(g)	4.17%	3.55%(g)
Portfolio Turnover Rate	15.4%(g)	35.1%	9.7%(g)
See accompanying notes.

680

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.
	(unaudited)

	2009(a)	2008	2007(b)

SAM FLEXIBLE INCOME PORTFOLIO

R-5 shares

Net Asset Value, Beginning of Period	$ 9.47	$ 11.89	$ 11.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.22	0.44	0.33
Net Realized and Unrealized Gain (Loss) on Investments	0.05	(2.12)	0.29

Total From Investment Operations	0.27	(1.68)	0.62
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)	(0.47)	(0.31)
Distributions from Realized Gains	(0.24)	(0.27)	–

Total Dividends and Distributions	(0.47)	(0.74)	(0.31)

Net Asset Value, End of Period	$ 9.27	$ 9.47	$ 11.89

Total Return	2.95%(e)	(14.93)%	5.46%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 781	$ 562	$ 11
Ratio of Expenses to Average Net Assets(f)	0.63%(g)	0.59%	0.57%(g)
Ratio of Net Investment Income to Average Net Assets	4.90%(g)	4.17%	3.59%(g)
Portfolio Turnover Rate	15.4%(g)	35.1%	9.7%(g)

(a)	Six months ended April 30, 2009.

(b)	Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.01 per share from January 10, 2007, through January 16, 2007.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Does not include expenses of the investment companies in which the Portfolio invests.

(g)	Computed on an annualized basis.

(h)	Excludes expense reimbursement from Manager and/or Underwriter.

(i)	Excludes expense reimbursement from Manager.

See accompanying notes.

681

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007(b)

SAM STRATEGIC GROWTH PORTFOLIO

Class J shares

Net Asset Value, Beginning of Period	$ 12.05	$ 20.94	$ 18.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.13	0.10	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(0.91)	(7.43)	2.43

Total From Investment Operations	(0.78)	(7.33)	2.40
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.41)	–
Distributions from Realized Gains	(1.16)	(1.15)	–

Total Dividends and Distributions	(1.25)	(1.56)	–

Net Asset Value, End of Period	$ 10.02	$ 12.05	$ 20.94

Total Return(d)	(6.46)%(e)	(37.62)%	12.94%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 52,340	$ 40,275	$ 3,826
Ratio of Expenses to Average Net Assets(f)	0.95%(g)	0.95%	0.95%(g)
Ratio of Gross Expenses to Average Net Assets(f),(h)	1.17%(g)	–	–
Ratio of Net Investment Income to Average Net Assets	2.69%(g)	0.66%	(0.22)%(g)
Portfolio Turnover Rate	5.2%(g)	32.5%	15.7%(g)

	2009(a)	2008	2007(b)

SAM STRATEGIC GROWTH PORTFOLIO

Institutional shares

Net Asset Value, Beginning of Period	$ 12.12	$ 21.04	$ 18.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.14	0.26	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.89)	(7.50)	2.44

Total From Investment Operations	(0.75)	(7.24)	2.50
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)	(0.53)	–
Distributions from Realized Gains	(1.16)	(1.15)	–

Total Dividends and Distributions	(1.30)	(1.68)	–

Net Asset Value, End of Period	$ 10.07	$ 12.12	$ 21.04

Total Return	(6.19)%(e)	(37.19)%	13.48%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 16,150	$ 9,008	$ 1,481
Ratio of Expenses to Average Net Assets(f)	0.38%(g)	0.33%	0.31%(g)
Ratio of Gross Expenses to Average Net Assets(f),(i)	0.51%(g)	–	–
Ratio of Net Investment Income to Average Net Assets	2.91%(g)	1.64%	0.36%(g)
Portfolio Turnover Rate	5.2%(g)	32.5%	15.7%(g)

	2009(a)	2008	2007(b)

SAM STRATEGIC GROWTH PORTFOLIO

R-1 shares

Net Asset Value, Beginning of Period	$ 12.02	$ 20.90	$ 18.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.11	0.10	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(0.90)	(7.46)	2.43

Total From Investment Operations	(0.79)	(7.36)	2.36
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	(0.37)	–
Distributions from Realized Gains	(1.16)	(1.15)	–

Total Dividends and Distributions	(1.23)	(1.52)	–

Net Asset Value, End of Period	$ 10.00	$ 12.02	$ 20.90

Total Return	(6.60)%(e)	(37.80)%	12.73%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,628	$ 988	$ 44
Ratio of Expenses to Average Net Assets(f)	1.25%(g)	1.21%	1.19%(g)
Ratio of Net Investment Income to Average Net Assets	2.21%(g)	0.65%	(0.48)%(g)
Portfolio Turnover Rate	5.2%(g)	32.5%	15.7%(g)

See accompanying notes.

682

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.
	(unaudited)

	2009(a)	2008	2007(b)

SAM STRATEGIC GROWTH PORTFOLIO

R-2 shares

Net Asset Value, Beginning of Period	$ 12.03	$ 20.92	$ 18.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.12	0.08	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(0.90)	(7.43)	2.46

Total From Investment Operations	(0.78)	(7.35)	2.38
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.06)	(0.39)	–
Distributions from Realized Gains	(1.16)	(1.15)	–

Total Dividends and Distributions	(1.22)	(1.54)	–

Net Asset Value, End of Period	$ 10.03	$ 12.03	$ 20.92

Total Return	(6.50)%(e)	(37.73)%	12.84%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 303	$ 290	$ 45
Ratio of Expenses to Average Net Assets(f)	1.12%(g)	1.08%	1.06%(g)
Ratio of Net Investment Income to Average Net Assets	2.58%(g)	0.52%	(0.50)%(g)
Portfolio Turnover Rate	5.2%(g)	32.5%	15.7%(g)

	2009(a)	2008	2007(b)

SAM STRATEGIC GROWTH PORTFOLIO

R-3 shares

Net Asset Value, Beginning of Period	$ 12.06	$ 20.95	$ 18.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.12	0.26	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.90)	(7.57)	2.39

Total From Investment Operations	(0.78)	(7.31)	2.41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.43)	–
Distributions from Realized Gains	(1.16)	(1.15)	–

Total Dividends and Distributions	(1.25)	(1.58)	–

Net Asset Value, End of Period	$ 10.03	$ 12.06	$ 20.95

Total Return	(6.46)%(e)	(37.56)%	13.00%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,234	$ 1,011	$ 780
Ratio of Expenses to Average Net Assets(f)	0.94%(g)	0.90%	0.88%(g)
Ratio of Net Investment Income to Average Net Assets	2.42%(g)	1.60%	0.15%(g)
Portfolio Turnover Rate	5.2%(g)	32.5%	15.7%(g)

	2009(a)	2008	2007(b)

SAM STRATEGIC GROWTH PORTFOLIO

R-4 shares

Net Asset Value, Beginning of Period	$ 12.07	$ 20.98	$ 18.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.13	0.38	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(0.89)	(7.68)	2.40

Total From Investment Operations	(0.76)	(7.30)	2.44
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.46)	–
Distributions from Realized Gains	(1.16)	(1.15)	–

Total Dividends and Distributions	(1.26)	(1.61)	–

Net Asset Value, End of Period	$ 10.05	$ 12.07	$ 20.98

Total Return	(6.31)%(e)	(37.49)%	13.16%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,030	$ 1,134	$ 1,305
Ratio of Expenses to Average Net Assets(f)	0.75%(g)	0.71%	0.69%(g)
Ratio of Net Investment Income to Average Net Assets	2.71%(g)	2.27%	0.22%(g)
Portfolio Turnover Rate	5.2%(g)	32.5%	15.7%(g)

See accompanying notes.

683

	FINANCIAL HIGHLIGHTS (Continued)
	PRINCIPAL FUNDS, INC.
	(unaudited)

	2009(a)	2008	2007(b)

SAM STRATEGIC GROWTH PORTFOLIO

R-5 shares

Net Asset Value, Beginning of Period	$ 12.09	$ 21.00	$ 18.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.14	0.09	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.90)	(7.37)	2.45

Total From Investment Operations	(0.76)	(7.28)	2.46
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.48)	–
Distributions from Realized Gains	(1.16)	(1.15)	–

Total Dividends and Distributions	(1.29)	(1.63)	–

Net Asset Value, End of Period	$ 10.04	$ 12.09	$ 21.00

Total Return	(6.28)%(e)	(37.37)%	13.27%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,178	$ 1,077	$ 11
Ratio of Expenses to Average Net Assets(f)	0.63%(g)	0.59%	0.57%(g)
Ratio of Net Investment Income to Average Net Assets	2.97%(g)	0.65%	0.10%(g)
Portfolio Turnover Rate	5.2%(g)	32.5%	15.7%(g)

(a)	Six months ended April 30, 2009.

(b)	Period from January 17, 2007, date operations commenced, through October 31, 2007. Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares each incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Does not include expenses of the investment companies in which the Portfolio invests.

(g)	Computed on an annualized basis.

(h)	Excludes expense reimbursement from Manager and/or Underwriter.

(i)	Excludes expense reimbursement from Manager.

See accompanying notes.

684

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SHORT-TERM BOND FUND

Class J shares

Net Asset Value, Beginning of Period	$ 8.46	$ 9.80	$ 9.94	$ 9.98	$ 10.24	$ 10.38
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.23	0.43	0.43	0.37	0.27	0.22
Net Realized and Unrealized Gain (Loss) on Investments	(0.47)	(1.33)	(0.12)	0.01	(0.23)	(0.09)

Total From Investment Operations	(0.24)	(0.90)	0.31	0.38	0.04	0.13
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)	(0.44)	(0.45)	(0.42)	(0.30)	(0.23)
Distributions from Realized Gains	–	–	–	–	–	(0.04)

Total Dividends and Distributions	(0.24)	(0.44)	(0.45)	(0.42)	(0.30)	(0.27)

Net Asset Value, End of Period	$ 7.98	$ 8.46	$ 9.80	$ 9.94	$ 9.98	$ 10.24

Total Return(c)	(2.83)%(d)	(9.48)%	3.22%	3.86%	0.39%	1.27%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 39,731	$ 47,917	$ 62,768	$ 53,927	$ 45,825	$ 45,294
Ratio of Expenses to Average Net Assets	1.08%(e)	1.02%	1.09%	1.36%	1.27%	1.18%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	1.13%	1.15%	N/A
Ratio of Gross Expenses to Average Net Assets(g)	1.13%(e)	–	–	1.36%	1.27%	1.18%
Ratio of Net Investment Income to Average Net Assets	5.85%(e)	4.59%	4.36%	3.72%	2.65%	2.15%
Portfolio Turnover Rate	3.6%(e)	22.1%	42.8%	49.1%	110.8%(h)	61.5%

	2009(a)	2008	2007	2006	2005	2004

SHORT-TERM BOND FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 8.44	$ 9.79	$ 9.93	$ 9.97	$ 10.23	$ 10.38
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.26	0.49	0.50	0.45	0.35	0.30
Net Realized and Unrealized Gain (Loss) on Investments	(0.47)	(1.33)	(0.12)	–	(0.23)	(0.09)

Total From Investment Operations	(0.21)	(0.84)	0.38	0.45	0.12	0.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.26)	(0.51)	(0.52)	(0.49)	(0.38)	(0.32)
Distributions from Realized Gains	–	–	–	–	–	(0.04)

Total Dividends and Distributions	(0.26)	(0.51)	(0.52)	(0.49)	(0.38)	(0.36)

Net Asset Value, End of Period	$ 7.97	$ 8.44	$ 9.79	$ 9.93	$ 9.97	$ 10.23

Total Return	(2.42)%(d)	(8.97)%	3.92%	4.61%	1.16%	2.06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 36,250	$ 66,596	$ 114,649	$ 62,186	$ 12,276	$ 10
Ratio of Expenses to Average Net Assets	0.43%(e)	0.42%	0.40%	0.60%	0.53%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	0.40%	0.40%	N/A
Ratio of Gross Expenses to Average Net Assets(i)	0.51%(e)	–	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	6.52%(e)	5.18%	5.05%	4.53%	3.57%	2.92%
Portfolio Turnover Rate	3.6%(e)	22.1%	42.8%	49.1%	110.8%(h)	61.5%

	2009(a)	2008	2007	2006	2005

SHORT-TERM BOND FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 8.44	$ 9.79	$ 9.93	$ 9.96	$ 10.22
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.22	0.40	0.41	0.36	0.25
Net Realized and Unrealized Gain (Loss) on Investments	(0.46)	(1.33)	(0.11)	0.01	(0.22)

Total From Investment Operations	(0.24)	(0.93)	0.30	0.37	0.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)	(0.42)	(0.44)	(0.40)	(0.29)

Total Dividends and Distributions	(0.23)	(0.42)	(0.44)	(0.40)	(0.29)

Net Asset Value, End of Period	$ 7.97	$ 8.44	$ 9.79	$ 9.93	$ 9.96

Total Return	(2.85)%(d)	(9.80)%	3.06%	3.80%	0.28%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 456	$ 433	$ 156	$ 72	$ 10
Ratio of Expenses to Average Net Assets	1.31%(e)	1.30%	1.28%	1.49%	1.43%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	1.28%	1.28%
Ratio of Net Investment Income to Average Net Assets	5.60%(e)	4.33%	4.17%	3.61%	2.48%
Portfolio Turnover Rate	3.6%(e)	22.1%	42.8%	49.1%	110.8%(h)

See accompanying notes.

685

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

SHORT-TERM BOND FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 8.46	$ 9.82	$ 9.90	$ 9.94	$ 10.20	$ 10.36
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.23	0.42	0.42	0.37	0.27	0.23
Net Realized and Unrealized Gain (Loss) on Investments	(0.47)	(1.35)	(0.05)	–	(0.23)	(0.10)

Total From Investment Operations	(0.24)	(0.93)	0.37	0.37	0.04	0.13
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)	(0.43)	(0.45)	(0.41)	(0.30)	(0.25)
Distributions from Realized Gains	–	–	–	–	–	(0.04)

Total Dividends and Distributions	(0.23)	(0.43)	(0.45)	(0.41)	(0.30)	(0.29)

Net Asset Value, End of Period	$ 7.99	$ 8.46	$ 9.82	$ 9.90	$ 9.94	$ 10.20

Total Return	(2.78)%(d)	(9.75)%	3.83%	3.84%	0.41%	1.20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 153	$ 152	$ 82	$ 77	$ 131	$ 89
Ratio of Expenses to Average Net Assets	1.18%(e)	1.17%	1.15%	1.38%	1.29%	1.15%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	1.15%	1.15%	N/A
Ratio of Net Investment Income to Average Net Assets	5.74%(e)	4.46%	4.29%	3.70%	2.67%	2.18%
Portfolio Turnover Rate	3.6%(e)	22.1%	42.8%	49.1%	110.8%(h)	61.5%

	2009(a)	2008	2007	2006	2005	2004

SHORT-TERM BOND FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 8.48	$ 9.85	$ 9.98	$ 10.02	$ 10.28	$ 10.39
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.24	0.44	0.45	0.39	0.29	0.24
Net Realized and Unrealized Gain (Loss) on Investments	(0.47)	(1.36)	(0.11)	–	(0.23)	(0.05)

Total From Investment Operations	(0.23)	(0.92)	0.34	0.39	0.06	0.19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)	(0.45)	(0.47)	(0.43)	(0.32)	(0.26)
Distributions from Realized Gains	–	–	–	–	–	(0.04)

Total Dividends and Distributions	(0.24)	(0.45)	(0.47)	(0.43)	(0.32)	(0.30)

Net Asset Value, End of Period	$ 8.01	$ 8.48	$ 9.85	$ 9.98	$ 10.02	$ 10.28

Total Return	(2.69)%(d)	(9.66)%	3.44%	3.99%	0.58%	1.87%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,729	$ 2,900	$ 21,024	$ 2,217	$ 1,950	$ 959
Ratio of Expenses to Average Net Assets	1.00%(e)	0.99%	0.97%	1.20%	1.11%	0.97%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	0.97%	0.97%	N/A
Ratio of Net Investment Income to Average Net Assets	5.91%(e)	4.57%	4.50%	3.88%	2.87%	2.29%
Portfolio Turnover Rate	3.6%(e)	22.1%	42.8%	49.1%	110.8%(h)	61.5%

	2009(a)	2008	2007	2006	2005	2004

SHORT-TERM BOND FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 8.36	$ 9.71	$ 9.85	$ 9.89	$ 10.14	$ 10.29
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.24	0.45	0.46	0.40	0.32	0.26
Net Realized and Unrealized Gain (Loss) on Investments	(0.40)	(1.33)	(0.11)	0.01	(0.23)	(0.09)

Total From Investment Operations	(0.16)	(0.88)	0.35	0.41	0.09	0.17
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.25)	(0.47)	(0.49)	(0.45)	(0.34)	(0.28)
Distributions from Realized Gains	–	–	–	–	–	(0.04)

Total Dividends and Distributions	(0.25)	(0.47)	(0.49)	(0.45)	(0.34)	(0.32)

Net Asset Value, End of Period	$ 7.95	$ 8.36	$ 9.71	$ 9 .85	$ 9.89	$ 10.14

Total Return	(1.91)%(d),(j)	(9.41)%	3.58%	4.25%	0.89%	1.69%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 90	$ 1,330	$ 2,286	$ 853	$ 745	$ 11
Ratio of Expenses to Average Net Assets	0.81%(e)	0.80%	0.78%	1.01%	0.94%	0.78%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	0.78%	0.78%	N/A
Ratio of Net Investment Income to Average Net Assets	6.04%(e)	4.81%	4.68%	4.08%	3.22%	2.54%
Portfolio Turnover Rate	3.6%(e)	22.1%	42.8%	49.1%	110.8%(h)	61.5%

See accompanying notes.

686

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

SHORT-TERM BOND FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 8.42	$ 9.77	$ 9.92	$ 9.96	$ 10.22	$ 10.37
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.25	0.46	0.47	0.42	0.32	0.28
Net Realized and Unrealized Gain (Loss) on Investments	(0.48)	(1.33)	(0.12)	–	(0.23)	(0.09)

Total From Investment Operations	(0.23)	(0.87)	0.35	0.42	0.09	0.19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.25)	(0.48)	(0.50)	(0.46)	(0.35)	(0.30)
Distributions from Realized Gains	–	–	–	–	–	(0.04)

Total Dividends and Distributions	(0.25)	(0.48)	(0.50)	(0.46)	(0.35)	(0.34)

Net Asset Value, End of Period	$ 7.94	$ 8.42	$ 9.77	$ 9.92	$ 9.96	$ 10.22

Total Return	(2.67)%(d)	(9.24)%	3.57%	4.35%	0.90%	1.80%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,112	$ 1,183	$ 3,591	$ 6,028	$ 6,242	$ 5,387
Ratio of Expenses to Average Net Assets	0.69%(e)	0.68%	0.66%	0.89%	0.79%	0.66%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	0.66%	0.66%	N/A
Ratio of Net Investment Income to Average Net Assets	6.22%(e)	4.92%	4.78%	4.18%	3.13%	2.67%
Portfolio Turnover Rate	3.6%(e)	22.1%	42.8%	49.1%	110.8%(h)	61.5%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes interest expense paid on borrowings through reverse repurchase agreements.

(g)	Excludes expense reimbursement from Manager and/or Underwriter.

(h)	Portfolio turnover rate excludes approximately $117,013,000 of securities from the acquisition of Principal Limited Term Bond Fund, Inc.

(i)	Excludes expense reimbursement from Manager.

(j)	During 2008, the Class experienced a significant withdrawal of monies. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

See accompanying notes.

687

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SHORT-TERM INCOME FUND(b)

Institutional shares

Net Asset Value, Beginning of Period	$ 11.17	$ 11.60	$ 11.60	$ 11.55	$ 11.90	$ 11.95
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.25(c)	0.48(c)	0.29(c)	0.45	0.45	0.40
Net Realized and Unrealized Gain (Loss) on Investments	0.17	(0.43)	0.16	0.05	(0.35)	(0.05)

Total From Investment Operations	0.42	0.05	0.45	0.50	0.10	0.35
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.25)	(0.48)	(0.45)	(0.45)	(0.45)	(0.40)

Total Dividends and Distributions	(0.25)	(0.48)	(0.45)	(0.45)	(0.45)	(0.40)

Net Asset Value, End of Period	$ 11.34	$ 11.17	$ 11.60	$ 11.60	$ 11.55	$ 11.90

Total Return	3.82%(d)	0.40%	4.68%	4.57%	0.74%	3.13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 214,618	$ 256,944	$ 168,551	$ 181,910	$ 195,607	$ 168,947
Ratio of Expenses to Average Net Assets	0.51%(e)	0.48%	0.51%	0.55%	0.56%	0.58%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	–	0.55%	0.56%	0.58%
Ratio of Net Investment Income to Average Net Assets	4.53%(e)	4.11%	4.54%	3.94%	3.61%	3.48%
Portfolio Turnover Rate	40.4%(e)	64.5%	29.4%	14.0%	13.0%	14.0%

(a)	Six months ended April 30, 2009.

(b)	On January 12, 2007 the fund succeeded to the operations of another fund in a shareholder-approved reorganization. As part of the reorganization, the fund issued one share of stock for each five outstanding shares of the predecessor fund, with the result that the fund's net asset value per share was increased without changing the proportionate beneficial interest of shareholders. The financial highlights have been restated to reflect the issuance of new shares.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Expense ratio without reimbursement from custodian.

See accompanying notes.

688

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP BLEND FUND

Class J shares

Net Asset Value, Beginning of Period	$ 9.97	$ 17.27	$ 16.68	$ 15.40	$ 14.00	$ 12.96
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02	0.04	(0.03)	(0.03)	(0.06)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(1.20)	(5.91)	2.02	2.25	2.31	1.12

Total From Investment Operations	(1.18)	(5.87)	1.99	2.22	2.25	1.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.04)	–	–	–	–	–
Distributions from Realized Gains	–	(1.43)	(1.40)	(0.94)	(0.85)	(0.03)

Total Dividends and Distributions	(0.04)	(1.43)	(1.40)	(0.94)	(0.85)	(0.03)

Net Asset Value, End of Period	$ 8.75	$ 9.97	$ 17.27	$ 16.68	$ 15.40	$ 14.00

Total Return(c)	(11.87)%(d)	(36.73)%	12.59%	14.90%	16.49%	8.26%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 68,277	$ 83,926	$ 159,977	$ 146,800	$ 113,607	$ 77,396
Ratio of Expenses to Average Net Assets	1.23%(e)	1.04%	1.33%	1.45%	1.50%	1.58%
Ratio of Gross Expenses to Average Net Assets(f)	1.24%(e)	–	–	–	–	1.58%(g)
Ratio of Net Investment Income to Average Net Assets	0.46%(e)	0.32%	(0.18)%	(0.20)%	(0.42)%	(0.35)%
Portfolio Turnover Rate	110.6%(e)	55.6%	60.9%	103.0%	137.4%(h)	98.5%

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP BLEND FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 10.62	$ 18.24	$ 17.45	$ 15.97	$ 14.38	$ 13.21
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04	0.08	0.07	0.08	0.05	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(1.28)	(6.27)	2.12	2.34	2.39	1.13

Total From Investment Operations	(1.24)	(6.19)	2.19	2.42	2.44	1.20
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	–	–	–	–	–
Distributions from Realized Gains	–	(1.43)	(1.40)	(0.94)	(0.85)	(0.03)

Total Dividends and Distributions	(0.07)	(1.43)	(1.40)	(0.94)	(0.85)	(0.03)

Net Asset Value, End of Period	$ 9.31	$ 10.62	$ 18.24	$ 17 .45	$ 15.97	$ 14.38

Total Return	(11.65)%(d)	(36.52)%	13.22%	15.66%	17.42%	9.09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 25,145	$ 26,459	$ 42,510	$ 39,492	$ 31,109	$ 15,702
Ratio of Expenses to Average Net Assets	0.79%(e)	0.77%	0.75%	0.75%	0.75%	0.75%
Ratio of Gross Expenses to Average Net Assets	0.85%(e),(i)	–	–	–	–	0.75%(g)
Ratio of Net Investment Income to Average Net Assets	0.90%(e)	0.58%	0.40%	0.50%	0.34%	0.47%
Portfolio Turnover Rate	110.6%(e)	55.6%	60.9%	103.0%	137.4%(h)	98.5%

	2009(a)	2008	2007	2006	2005

SMALLCAP BLEND FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 10.20	$ 17.72	$ 17.13	$ 15.82	$ 14.44
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	(0.04)	(0.08)	(0.07)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(1.23)	(6.05)	2.07	2.32	2.31

Total From Investment Operations	(1.23)	(6.09)	1.99	2.25	2.23
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1.43)	(1.40)	(0.94)	(0.85)

Total Dividends and Distributions	–	(1.43)	(1.40)	(0.94)	(0.85)

Net Asset Value, End of Period	$ 8.97	$ 10.20	$ 17.72	$ 17 .13	$ 15.82

Total Return	(12.06)%(d)	(37.07)%	12.24%	14.69%	15.84%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 184	$ 218	$ 414	$ 187	$ 11
Ratio of Expenses to Average Net Assets	1.66%(e)	1.65%	1.63%	1.63%	1.63%
Ratio of Net Investment Income to Average Net Assets	0.02%(e)	(0.28)%	(0.47)%	(0.41)%	(0.55)%
Portfolio Turnover Rate	110.6%(e)	55.6%	60.9%	103.0%	137.4%(h)

See accompanying notes.

689

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP BLEND FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 10.18	$ 17.67	$ 17.06	$ 15.74	$ 14.29	$ 13.23
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01	(0.02)	(0.06)	(0.04)	(0.06)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(1.23)	(6.04)	2.07	2.30	2.36	1.13

Total From Investment Operations	(1.22)	(6.06)	2.01	2.26	2.30	1.09
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1.43)	(1.40)	(0.94)	(0.85)	(0.03)

Total Dividends and Distributions	–	(1.43)	(1.40)	(0.94)	(0.85)	(0.03)

Net Asset Value, End of Period	$ 8.96	$ 10.18	$ 17.67	$ 17 .06	$ 15.74	$ 14.29

Total Return	(11.98)%(d)	(37.00)%	12.42%	14.83%	16.50%	8.24%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,115	$ 1,312	$ 2,626	$ 2,490	$ 2,057	$ 1,568
Ratio of Expenses to Average Net Assets	1.53%(e)	1.52%	1.50%	1.50%	1.50%	1.50%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.50%(g)
Ratio of Net Investment Income to Average Net Assets	0.16%(e)	(0.16)%	(0.35)%	(0.25)%	(0.42)%	(0.31)%
Portfolio Turnover Rate	110.6%(e)	55.6%	60.9%	103.0%	137.4%(h)	98.5%

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP BLEND FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 10.32	$ 17.86	$ 17.21	$ 15.85	$ 14.36	$ 13.26
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01	–	(0.03)	(0.02)	(0.04)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(1.24)	(6.11)	2.08	2.32	2.38	1.14

Total From Investment Operations	(1.23)	(6.11)	2.05	2.30	2.34	1.13
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1.43)	(1.40)	(0.94)	(0.85)	(0.03)

Total Dividends and Distributions	–	(1.43)	(1.40)	(0.94)	(0.85)	(0.03)

Net Asset Value, End of Period	$ 9.09	$ 10.32	$ 17.86	$ 17 .21	$ 15.85	$ 14.36

Total Return	(11.92)%(d)	(36.88)%	12.55%	14.99%	16.71%	8.53%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 583	$ 1,050	$ 1,930	$ 2,285	$ 682	$ 2,563
Ratio of Expenses to Average Net Assets	1.35%(e)	1.34%	1.32%	1.32%	1.32%	1.32%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.32%(g)
Ratio of Net Investment Income to Average Net Assets	0.33%(e)	0.01%	(0.17)%	(0.09)%	(0.27)%	(0.09)%
Portfolio Turnover Rate	110.6%(e)	55.6%	60.9%	103.0%	137.4%(h)	98.5%

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP BLEND FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 10.51	$ 18.14	$ 17.42	$ 15.93	$ 14.40	$ 13.28
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02	0.03	–	0.01	(0.01)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(1.26)	(6.23)	2.12	2.42	2.39	1.14

Total From Investment Operations	(1.24)	(6.20)	2.12	2.43	2.38	1.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)	–	–	–	–	–
Distributions from Realized Gains	–	(1.43)	(1.40)	(0.94)	(0.85)	(0.03)

Total Dividends and Distributions	(0.03)	(1.43)	(1.40)	(0.94)	(0.85)	(0.03)

Net Asset Value, End of Period	$ 9.24	$ 10.51	$ 18.14	$ 17 .42	$ 15.93	$ 14.40

Total Return	(11.82)%(d)	(36.79)%	12.82%	15.77%	16.96%	8.66%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,577	$ 1,746	$ 2,141	$ 1,452	$ 28	$ 16
Ratio of Expenses to Average Net Assets	1.16%(e)	1.15%	1.13%	1.13%	1.13%	1.13%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.13%(g)
Ratio of Net Investment Income to Average Net Assets	0.53%(e)	0.19%	0.02%	0.05%	(0.05)%	0.10%
Portfolio Turnover Rate	110.6%(e)	55.6%	60.9%	103.0%	137.4%(h)	98.5%

See accompanying notes.

690

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP BLEND FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 10.61	$ 18.28	$ 17.54	$ 16.08	$ 14.51	$ 13.36
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.03	0.05	0.02	0.04	0.01	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(1.28)	(6.29)	2.12	2.36	2.41	1.15

Total From Investment Operations	(1.25)	(6.24)	2.14	2.40	2.42	1.18
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)	–	–	–	–	–
Distributions from Realized Gains	–	(1.43)	(1.40)	(0.94)	(0.85)	(0.03)

Total Dividends and Distributions	(0.03)	(1.43)	(1.40)	(0.94)	(0.85)	(0.03)

Net Asset Value, End of Period	$ 9.33	$ 10.61	$ 18.28	$ 17 .54	$ 16.08	$ 14.51

Total Return	(11.76)%(d)	(36.73)%	12.85%	15.42%	17.11%	8.84%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,178	$ 1,181	$ 2,584	$ 7,084	$ 5,773	$ 5,456
Ratio of Expenses to Average Net Assets	1.04%(e)	1.03%	1.01%	1.01%	1.01%	1.01%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.01%(g)
Ratio of Net Investment Income to Average Net Assets	0.65%(e)	0.32%	0.14%	0.24%	0.07%	0.22%
Portfolio Turnover Rate	110.6%(e)	55.6%	60.9%	103.0%	137.4%(h)	98.5%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

(g)	Expense ratio without commission rebates.

(h)	Portfolio turnover rate excludes approximately $118,621,000 of securities from the acquisition of Principal SmallCap Fund, Inc. and $60,235,000 from portfolio realignment. (i) Excludes expense reimbursement from Manager.

See accompanying notes.

691

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND

Class J shares

Net Asset Value, Beginning of Period	$ 5.10	$ 9.57	$ 8.42	$ 7.87	$ 7.52	$ 7.29
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)	(0.06)	(0.07)	(0.07)	(0.08)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(0.48)	(3.83)	1.60	1.12	0.83	0.31

Total From Investment Operations	(0.50)	(3.89)	1.53	1.05	0.75	0.23
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.58)	(0.38)	(0.50)	(0.40)	–

Total Dividends and Distributions	–	(0.58)	(0.38)	(0.50)	(0.40)	–

Net Asset Value, End of Period	$ 4.60	$ 5.10	$ 9.57	$ 8.42	$ 7.87	$ 7.52

Total Return(c)	(9.80)%(d)	(43.15)%	18.87%	13.69%	9.98%	3.16%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 19,181	$ 21,941	$ 41,871	$ 35,009	$ 29,405	$ 25,984
Ratio of Expenses to Average Net Assets	1.61%(e)	1.42%	1.46%	1.53%	1.59%	1.68%
Ratio of Gross Expenses to Average Net Assets(f)	1.66%(e)	–	–	–	–	1.69%
Ratio of Net Investment Income to Average Net Assets	(0.98)%(e)	(0.76)%	(0.79)%	(0.88)%	(0.97)%	(1.06)%
Portfolio Turnover Rate	91.7%(e)	62.9%	70.0%(g)	109.9%	181.7%	194.9%

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 5.50	$ 10.21	$ 8.89	$ 8.22	$ 7.79	$ 7.48
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	(0.01)	(0.01)	(0.01)	0.01	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.52)	(4.12)	1.71	1.18	0.82	0.32

Total From Investment Operations	(0.52)	(4.13)	1.70	1.17	0.83	0.31
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	–	–
Distributions from Realized Gains	–	(0.58)	(0.38)	(0.50)	(0.40)	–

Total Dividends and Distributions	–	(0.58)	(0.38)	(0.50)	(0.40)	–

Net Asset Value, End of Period	$ 4.98	$ 5.50	$ 10.21	$ 8 .89	$ 8.22	$ 7.79

Total Return	(9.44)%(d)	(42.78)%	19.82%	14.60%	10.69%	4.14%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 146,084	$ 162,099	$ 307,452	$ 8,368	$ 1,502	$ 8
Ratio of Expenses to Average Net Assets	0.78%(e)	0.76%	0.75%	0.75%	0.75%	0.73%
Ratio of Gross Expenses to Average Net Assets	0.80%(e),(h)	–	–	–	–	0.75%(i)
Ratio of Net Investment Income to Average Net Assets	(0.15)%(e)	(0.11)%	(0.14)%	(0.08)%	0.13%	(0.12)%
Portfolio Turnover Rate	91.7%(e)	62.9%	70.0%(g)	109.9%	181.7%	194.9%

	2009(a)	2008	2007	2006	2005

SMALLCAP GROWTH FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 5.29	$ 9.93	$ 8.73	$ 8.15	$ 7.82
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)	(0.08)	(0.09)	(0.08)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(0.50)	(3.98)	1.67	1.16	0.81

Total From Investment Operations	(0.52)	(4.06)	1.58	1.08	0.73
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.58)	(0.38)	(0.50)	(0.40)

Total Dividends and Distributions	–	(0.58)	(0.38)	(0.50)	(0.40)

Net Asset Value, End of Period	$ 4.77	$ 5.29	$ 9.93	$ 8.73	$ 8.15

Total Return	(9.83)%(d)	(43.31)%	18.76%	13.58%	9.34%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 451	$ 312	$ 204	$ 77	$ 11
Ratio of Expenses to Average Net Assets	1.66%(e)	1.65%	1.63%	1.63%	1.63%
Ratio of Net Investment Income to Average Net Assets	(1.03)%(e)	(1.01)%	(0.99)%	(0.97)%	(1.00)%
Portfolio Turnover Rate	91.7%(e)	62.9%	70.0%(g)	109.9%	181.7%

See accompanying notes.

692

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 5.38	$ 10.07	$ 8.84	$ 8.23	$ 7.85	$ 7.60
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)	(0.07)	(0.08)	(0.07)	(0.07)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(0.51)	(4.04)	1.69	1.18	0.85	0.33

Total From Investment Operations	(0.53)	(4.11)	1.61	1.11	0.78	0.25
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.58)	(0.38)	(0.50)	(0.40)	–

Total Dividends and Distributions	–	(0.58)	(0.38)	(0.50)	(0.40)	–

Net Asset Value, End of Period	$ 4.85	$ 5.38	$ 10.07	$ 8.84	$ 8.23	$ 7.85

Total Return	(9.85)%(d)	(43.19)%	18.87%	13.82%	9.94%	3.29%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 360	$ 381	$ 848	$ 574	$ 83	$ 82
Ratio of Expenses to Average Net Assets	1.53%(e)	1.51%	1.50%	1.50%	1.50%	1.45%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.50%(i)
Ratio of Net Investment Income to Average Net Assets	(0.89)%(e)	(0.84)%	(0.83)%	(0.80)%	(0.88)%	(0.97)%
Portfolio Turnover Rate	91.7%(e)	62.9%	70.0%(g)	109.9%	181.7%	194.9%

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 5.45	$ 10.18	$ 8.92	$ 8.29	$ 7.89	$ 7.62
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)	(0.05)	(0.07)	(0.06)	(0.06)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(0.51)	(4.10)	1.71	1.19	0.86	0.33

Total From Investment Operations	(0.53)	(4.15)	1.64	1.13	0.80	0.27
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.58)	(0.38)	(0.50)	(0.40)	–

Total Dividends and Distributions	–	(0.58)	(0.38)	(0.50)	(0.40)	–

Net Asset Value, End of Period	$ 4.92	$ 5.45	$ 10.18	$ 8.92	$ 8.29	$ 7.89

Total Return	(9.72)%(d)	(43.12)%	19.05%	13.97%	10.15%	3.54%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,740	$ 2,071	$ 1,862	$ 71	$ 19	$ 12
Ratio of Expenses to Average Net Assets	1.35%(e)	1.34%	1.32%	1.32%	1.32%	1.27%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.32%(i)
Ratio of Net Investment Income to Average Net Assets	(0.72)%(e)	(0.69)%	(0.70)%	(0.65)%	(0.69)%	(0.80)%
Portfolio Turnover Rate	91.7%(e)	62.9%	70.0%(g)	109.9%	181.7%	194.9%

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 5.58	$ 10.38	$ 9.07	$ 8.41	$ 7.98	$ 7.67
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)	(0.04)	(0.05)	(0.04)	(0.04)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(0.53)	(4.18)	1.74	1.20	0.87	0.36

Total From Investment Operations	(0.54)	(4.22)	1.69	1.16	0.83	0.31
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.58)	(0.38)	(0.50)	(0.40)	–

Total Dividends and Distributions	–	(0.58)	(0.38)	(0.50)	(0.40)	–

Net Asset Value, End of Period	$ 5.04	$ 5.58	$ 10.38	$ 9.07	$ 8.41	$ 7.98

Total Return	(9.68)%(d)	(42.95)%	19.30%	14.14%	10.42%	4.04%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,466	$ 1,231	$ 343	$ 62	$ 12	$ 11
Ratio of Expenses to Average Net Assets	1.16%(e)	1.15%	1.13%	1.13%	1.13%	1.08%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.13%(i)
Ratio of Net Investment Income to Average Net Assets	(0.52)%(e)	(0.52)%	(0.47)%	(0.44)%	(0.50)%	(0.62)%
Portfolio Turnover Rate	91.7%(e)	62.9%	70.0%(g)	109.9%	181.7%	194.9%

See accompanying notes.

693

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 5.62	$ 10.44	$ 9.11	$ 8.43	$ 7.99	$ 7.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.53)	(4.21)	1.74	1.21	0.87	0.34

Total From Investment Operations	(0.54)	(4.24)	1.71	1.18	0.84	0.30
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.58)	(0.38)	(0.50)	(0.40)	–

Total Dividends and Distributions	–	(0.58)	(0.38)	(0.50)	(0.40)	–

Net Asset Value, End of Period	$ 5.08	$ 5.62	$ 10.44	$ 9.11	$ 8.43	$ 7.99

Total Return	(9.61)%(d)	(42.89)%	19.44%	14.35%	10.54%	3.90%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,141	$ 2,157	$ 1,352	$ 1,061	$ 284	$ 179
Ratio of Expenses to Average Net Assets	1.04%(e)	1.03%	1.01%	1.01%	1.01%	0.97%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.01%(i)
Ratio of Net Investment Income to Average Net Assets	(0.40)%(e)	(0.42)%	(0.34)%	(0.33)%	(0.38)%	(0.47)%
Portfolio Turnover Rate	91.7%(e)	62.9%	70.0%(g)	109.9%	181.7%	194.9%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Growth Fund.

(h)	Excludes expense reimbursement from Manager.

(i)	Expense ratio without commission rebates.

See accompanying notes.

694

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND I

Class J shares

Net Asset Value, Beginning of Period	$ 5.52	$ 10.79	$ 8.83	$ 8.02	$ 7.33	$ 6.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.04)	(0.11)	(0.15)	(0.16)	(0.14)	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	0.02	(4.29)	2.51	0.97	0.83	0.71

Total From Investment Operations	(0.02)	(4.40)	2.36	0.81	0.69	0.58
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.87)	(0.40)	–	–	–

Total Dividends and Distributions	–	(0.87)	(0.40)	–	–	–

Net Asset Value, End of Period	$ 5.50	$ 5.52	$ 10.79	$ 8.83	$ 8.02	$ 7.33

Total Return(c)	(0.36)%(d)	(44.11)%	27.71%	10.10%	9.41%	8.59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,019	$ 6,867	$ 12,437	$ 9,581	$ 8,323	$ 8,026
Ratio of Expenses to Average Net Assets	2.22%(e)	1.99%	2.02%	2.05%	2.05%	2.05%
Ratio of Gross Expenses to Average Net Assets(f)	2.27%(e)	–	–	2.08%	2.21%	2.24%(g)
Ratio of Net Investment Income to Average Net Assets	(1.83)%(e)	(1.32)%	(1.56)%	(1.76)%	(1.80)%	(1.86)%
Portfolio Turnover Rate	98.1%(e)	115.5%	85.0%	100.3%	91.5%	94.6%

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND I

Institutional shares

Net Asset Value, Beginning of Period	$ 6.16	$ 11.82	$ 9.55	$ 8.59	$ 7.78	$ 7.10
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)	(0.04)	(0.07)	(0.08)	(0.07)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	0.01	(4.75)	2.74	1.04	0.88	0.75

Total From Investment Operations	(0.01)	(4.79)	2.67	0.96	0.81	0.68
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.87)	(0.40)	–	–	–

Total Dividends and Distributions	–	(0.87)	(0.40)	–	–	–

Net Asset Value, End of Period	$ 6.15	$ 6.16	$ 11.82	$ 9.55	$ 8.59	$ 7.78

Total Return	(0.16)%(d)	(43.53)%	28.90%	11.18%	10.41%	9.58%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 126,302	$ 104,406	$ 173,460	$ 95,185	$ 122,265	$ 71,754
Ratio of Expenses to Average Net Assets	1.14%(e)	1.12%	1.10%	1.10%	1.10%	1.10%
Ratio of Gross Expenses to Average Net Assets	1.15%(e),(h)	–	–	–	–	1.10%(g)
Ratio of Net Investment Income to Average Net Assets	(0.75)%(e)	(0.46)%	(0.63)%	(0.82)%	(0.85)%	(0.92)%
Portfolio Turnover Rate	98.1%(e)	115.5%	85.0%	100.3%	91.5%	94.6%

	2009(a)	2008	2007	2006	2005

SMALLCAP GROWTH FUND I

R-1 shares

Net Asset Value, Beginning of Period	$ 5.92	$ 11.50	$ 9.38	$ 8.52	$ 7.79
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.04)	(0.11)	(0.15)	(0.16)	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments	0.02	(4.60)	2.67	1.02	0.87

Total From Investment Operations	(0.02)	(4.71)	2.52	0.86	0.73
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.87)	(0.40)	–	–

Total Dividends and Distributions	–	(0.87)	(0.40)	–	–

Net Asset Value, End of Period	$ 5.90	$ 5.92	$ 11.50	$ 9.38	$ 8.52

Total Return	(0.34)%(d)	(44.09)%	27.78%	10.09%	9.37%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 369	$ 267	$ 202	$ 43	$ 41
Ratio of Expenses to Average Net Assets	2.01%(e)	2.00%	1.98%	1.98%	1.98%
Ratio of Net Investment Income to Average Net Assets	(1.62)%(e)	(1.34)%	(1.50)%	(1.69)%	(1.73)%
Portfolio Turnover Rate	98.1%(e)	115.5%	85.0%	100.3%	91.5%

See accompanying notes.

695

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND I

R-2 shares

Net Asset Value, Beginning of Period	$ 5.78	$ 11.22	$ 9.15	$ 8.30	$ 7.57	$ 6.96
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.04)	(0.10)	(0.14)	(0.14)	(0.13)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	0.01	(4.47)	2.61	0.99	0.86	0.73

Total From Investment Operations	(0.03)	(4.57)	2.47	0.85	0.73	0.61
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.87)	(0.40)	–	–	–

Total Dividends and Distributions	–	(0.87)	(0.40)	–	–	–

Net Asset Value, End of Period	$ 5.75	$ 5.78	$ 11.22	$ 9.15	$ 8.30	$ 7.57

Total Return	(0.52)%(d)	(43.93)%	27.94%	10.24%	9.64%	8.76%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,410	$ 1,285	$ 2,040	$ 891	$ 878	$ 754
Ratio of Expenses to Average Net Assets	1.88%(e)	1.87%	1.85%	1.85%	1.85%	1.85%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.85%(g)
Ratio of Net Investment Income to Average Net Assets	(1.49)%(e)	(1.21)%	(1.37)%	(1.56)%	(1.60)%	(1.67)%
Portfolio Turnover Rate	98.1%(e)	115.5%	85.0%	100.3%	91.5%	94.6%

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND I

R-3 shares

Net Asset Value, Beginning of Period	$ 5.88	$ 11.38	$ 9.25	$ 8.37	$ 7.62	$ 7.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.03)	(0.09)	(0.12)	(0.13)	(0.12)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	0.01	(4.54)	2.65	1.01	0.87	0.73

Total From Investment Operations	(0.02)	(4.63)	2.53	0.88	0.75	0.62
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.87)	(0.40)	–	–	–

Total Dividends and Distributions	–	(0.87)	(0.40)	–	–	–

Net Asset Value, End of Period	$ 5.86	$ 5.88	$ 11.38	$ 9.25	$ 8.37	$ 7.62

Total Return	(0.34)%(d)	(43.83)%	28.30%	10.51%	9.84%	8.86%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,340	$ 1,914	$ 3,315	$ 2,583	$ 1,889	$ 2,579
Ratio of Expenses to Average Net Assets	1.70%(e)	1.69%	1.67%	1.67%	1.67%	1.67%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.67%(g)
Ratio of Net Investment Income to Average Net Assets	(1.30)%(e)	(1.03)%	(1.19)%	(1.37)%	(1.42)%	(1.49)%
Portfolio Turnover Rate	98.1%(e)	115.5%	85.0%	100.3%	91.5%	94.6%

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND I

R-4 shares

Net Asset Value, Beginning of Period	$ 5.97	$ 11.53	$ 9.36	$ 8.44	$ 7.68	$ 7.04
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.03)	(0.07)	(0.10)	(0.11)	(0.10)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	0.01	(4.62)	2.67	1.03	0.86	0.74

Total From Investment Operations	(0.02)	(4.69)	2.57	0.92	0.76	0.64
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.87)	(0.40)	–	–	–

Total Dividends and Distributions	–	(0.87)	(0.40)	–	–	–

Net Asset Value, End of Period	$ 5.95	$ 5.97	$ 11.53	$ 9.36	$ 8.44	$ 7.68

Total Return	(0.34)%(d)	(43.77)%	28.40%	10.90%	9.90%	9.09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,037	$ 1,791	$ 934	$ 465	$ 93	$ 54
Ratio of Expenses to Average Net Assets	1.51%(e)	1.50%	1.48%	1.48%	1.48%	1.48%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.48%(g)
Ratio of Net Investment Income to Average Net Assets	(1.12)%(e)	(0.84)%	(1.01)%	(1.18)%	(1.22)%	(1.30)%
Portfolio Turnover Rate	98.1%(e)	115.5%	85.0%	100.3%	91.5%	94.6%

See accompanying notes.

696

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND I

R-5 shares

Net Asset Value, Beginning of Period	$ 6.06	$ 11.68	$ 9.46	$ 8.54	$ 7.75	$ 7.09
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.03)	(0.06)	(0.09)	(0.10)	(0.09)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	0.02	(4.69)	2.71	1.02	0.88	0.75

Total From Investment Operations	(0.01)	(4.75)	2.62	0.92	0.79	0.66
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.87)	(0.40)	–	–	–

Total Dividends and Distributions	–	(0.87)	(0.40)	–	–	–

Net Asset Value, End of Period	$ 6.05	$ 6.06	$ 11.68	$ 9.46	$ 8.54	$ 7.75

Total Return	(0.17)%(d)	(43.72)%	28.64%	10.77%	10.19%	9.31%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,946	$ 4,123	$ 8,766	$ 5,360	$ 4,522	$ 1,858
Ratio of Expenses to Average Net Assets	1.39%(e)	1.38%	1.36%	1.36%	1.36%	1.36%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.36%(g)
Ratio of Net Investment Income to Average Net Assets	(1.00)%(e)	(0.72)%	(0.88)%	(1.07)%	(1.11)%	(1.18)%
Portfolio Turnover Rate	98.1%(e)	115.5%	85.0%	100.3%	91.5%	94.6%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

(g)	Expense ratio without commission rebates.

(h)	Excludes expense reimbursement from Manager.

See accompanying notes.

697

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND II

Class J shares

Net Asset Value, Beginning of Period	$ 4.99	$ 9.31	$ 8.68	$ 8.19	$ 7.54	$ 7.44
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.03)	(0.10)	(0.12)	(0.13)	(0.14)	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	(0.31)	(3.68)	1.45	1.10	1.01	0.27

Total From Investment Operations	(0.34)	(3.78)	1.33	0.97	0.87	0.14
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.54)	(0.70)	(0.48)	(0.22)	(0.04)

Total Dividends and Distributions	–	(0.54)	(0.70)	(0.48)	(0.22)	(0.04)

Net Asset Value, End of Period	$ 4.65	$ 4.99	$ 9.31	$ 8.68	$ 8.19	$ 7.54

Total Return(c)	(6.81)%(d)	(42.82)%	16.33%	12.12%	11.63%	1.94%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 13,606	$ 14,841	$ 27,431	$ 18,405	$ 9,483	$ 6,025
Ratio of Expenses to Average Net Assets	1.60%(e)	1.85%	1.84%	1.93%	2.05%	2.05%
Ratio of Gross Expenses to Average Net Assets(f)	2.10%(e)	–	–	–	2.14%	2.30%(g)
Ratio of Net Investment Income to Average Net Assets	(1.18)%(e)	(1.44)%	(1.39)%	(1.55)%	(1.78)%	(1.75)%
Portfolio Turnover Rate	65.8%(e)	78.0%	62.9%	80.7%	53.4%(h)	69.4%

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND II

Institutional shares

Net Asset Value, Beginning of Period	$ 5.66	$ 10.39	$ 9.54	$ 8.88	$ 8.08	$ 7.88
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)	(0.05)	(0.05)	(0.06)	(0.06)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)	(4.14)	1.60	1.20	1.08	0.29

Total From Investment Operations	(0.37)	(4.19)	1.55	1.14	1.02	0.24
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.54)	(0.70)	(0.48)	(0.22)	(0.04)

Total Dividends and Distributions	–	(0.54)	(0.70)	(0.48)	(0.22)	(0.04)

Net Asset Value, End of Period	$ 5.29	$ 5.66	$ 10.39	$ 9.54	$ 8.88	$ 8.08

Total Return	(6.54)%(d)	(42.29)%	17.22%	13.13%	12.73%	3.11%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 255,036	$ 279,437	$ 577,388	$ 524,636	$ 387,864	$ 264,397
Ratio of Expenses to Average Net Assets	1.03%(e)	1.01%	1.00%	1.00%	1.00%	0.96%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.00%(g)
Ratio of Net Investment Income to Average Net Assets	(0.61)%(e)	(0.60)%	(0.54)%	(0.62)%	(0.72)%	(0.66)%
Portfolio Turnover Rate	65.8%(e)	78.0%	62.9%	80.7%	53.4%(h)	69.4%

	2009(a)	2008	2007	2006	2005

SMALLCAP GROWTH FUND II

R-1 shares

Net Asset Value, Beginning of Period	$ 5.45	$ 10.12	$ 9.38	$ 8.81	$ 8.10
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.03)	(0.12)	(0.14)	(0.14)	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments	(0.35)	(4.01)	1.58	1.19	1.07

Total From Investment Operations	(0.38)	(4.13)	1.44	1.05	0.93
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.54)	(0.70)	(0.48)	(0.22)

Total Dividends and Distributions	–	(0.54)	(0.70)	(0.48)	(0.22)

Net Asset Value, End of Period	$ 5.07	$ 5.45	$ 10.12	$ 9.38	$ 8.81

Total Return	(6.97)%(d)	(42.85)%	16.29%	12.17%	11.57%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,120	$ 1,187	$ 1,945	$ 770	$ 57
Ratio of Expenses to Average Net Assets	1.90%(e)	1.89%	1.87%	1.88%	1.88%
Ratio of Net Investment Income to Average Net Assets	(1.48)%(e)	(1.48)%	(1.43)%	(1.50)%	(1.61)%
Portfolio Turnover Rate	65.8%(e)	78.0%	62.9%	80.7%	53.4%(h)
See accompanying notes.

698

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND II

R-2 shares

Net Asset Value, Beginning of Period	$ 5.25	$ 9.75	$ 9.06	$ 8.51	$ 7.81	$ 7.67
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.03)	(0.10)	(0.12)	(0.12)	(0.12)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	(0.33)	(3.86)	1.51	1.15	1.04	0.29

Total From Investment Operations	(0.36)	(3.96)	1.39	1.03	0.92	0.18
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.54)	(0.70)	(0.48)	(0.22)	(0.04)

Total Dividends and Distributions	–	(0.54)	(0.70)	(0.48)	(0.22)	(0.04)

Net Asset Value, End of Period	$ 4.89	$ 5.25	$ 9.75	$ 9.06	$ 8.51	$ 7.81

Total Return	(6.86)%(d)	(42.73)%	16.31%	12.37%	11.87%	2.41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,596	$ 6,520	$ 15,348	$ 13,230	$ 10,398	$ 7,045
Ratio of Expenses to Average Net Assets	1.77%(e)	1.76%	1.74%	1.75%	1.75%	1.71%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.75%(g)
Ratio of Net Investment Income to Average Net Assets	(1.35)%(e)	(1.35)%	(1.29)%	(1.37)%	(1.47)%	(1.42)%
Portfolio Turnover Rate	65.8%(e)	78.0%	62.9%	80.7%	53.4%(h)	69.4%

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND II

R-3 shares

Net Asset Value, Beginning of Period	$ 5.40	$ 9.98	$ 9.24	$ 8.66	$ 7.93	$ 7.78
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.03)	(0.09)	(0.10)	(0.11)	(0.11)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(0.35)	(3.95)	1.54	1.17	1.06	0.29

Total From Investment Operations	(0.38)	(4.04)	1.44	1.06	0.95	0.19
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.54)	(0.70)	(0.48)	(0.22)	(0.04)

Total Dividends and Distributions	–	(0.54)	(0.70)	(0.48)	(0.22)	(0.04)

Net Asset Value, End of Period	$ 5.02	$ 5.40	$ 9.98	$ 9.24	$ 8.66	$ 7.93

Total Return	(7.04)%(d)	(42.54)%	16.55%	12.52%	12.07%	2.50%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,615	$ 7,908	$ 17,704	$ 15,126	$ 10,969	$ 7,430
Ratio of Expenses to Average Net Assets	1.59%(e)	1.58%	1.56%	1.57%	1.57%	1.53%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.57%(g)
Ratio of Net Investment Income to Average Net Assets	(1.17)%(e)	(1.17)%	(1.11)%	(1.19)%	(1.30)%	(1.23)%
Portfolio Turnover Rate	65.8%(e)	78.0%	62.9%	80.7%	53.4%(h)	69.4%

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND II

R-4 shares

Net Asset Value, Beginning of Period	$ 5.47	$ 10.09	$ 9.31	$ 8.70	$ 7.96	$ 7.78
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)	(0.08)	(0.09)	(0.09)	(0.09)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)	(4.00)	1.57	1.18	1.05	0.30

Total From Investment Operations	(0.38)	(4.08)	1.48	1.09	0.96	0.22
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.54)	(0.70)	(0.48)	(0.22)	(0.04)

Total Dividends and Distributions	–	(0.54)	(0.70)	(0.48)	(0.22)	(0.04)

Net Asset Value, End of Period	$ 5.09	$ 5.47	$ 10.09	$ 9.31	$ 8.70	$ 7.96

Total Return	(6.95)%(d)	(42.47)%	16.87%	12.81%	12.15%	2.89%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,242	$ 5,468	$ 9,794	$ 5,463	$ 1,739	$ 1,652
Ratio of Expenses to Average Net Assets	1.40%(e)	1.39%	1.37%	1.38%	1.38%	1.34%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.38%(g)
Ratio of Net Investment Income to Average Net Assets	(0.98)%(e)	(0.98)%	(0.93)%	(0.99)%	(1.11)%	(1.06)%
Portfolio Turnover Rate	65.8%(e)	78.0%	62.9%	80.7%	53.4%(h)	69.4%

See accompanying notes.

699

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP GROWTH FUND II

R-5 shares

Net Asset Value, Beginning of Period	$ 5.54	$ 10.21	$ 9.41	$ 8.78	$ 8.01	$ 7.83
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)	(0.07)	(0.08)	(0.08)	(0.08)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(0.35)	(4.06)	1.58	1.19	1.07	0.29

Total From Investment Operations	(0.37)	(4.13)	1.50	1.11	0.99	0.22
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.54)	(0.70)	(0.48)	(0.22)	(0.04)

Total Dividends and Distributions	–	(0.54)	(0.70)	(0.48)	(0.22)	(0.04)

Net Asset Value, End of Period	$ 5.17	$ 5.54	$ 10.21	$ 9.41	$ 8.78	$ 8.01

Total Return	(6.68)%(d)	(42.46)%	16.91%	12.93%	12.46%	2.87%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 17,886	$ 18,828	$ 40,400	$ 28,224	$ 10,930	$ 8,356
Ratio of Expenses to Average Net Assets	1.28%(e)	1.27%	1.25%	1.26%	1.26%	1.22%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.26%(g)
Ratio of Net Investment Income to Average Net Assets	(0.86)%(e)	(0.86)%	(0.80)%	(0.88)%	(0.99)%	(0.93)%
Portfolio Turnover Rate	65.8%(e)	78.0%	62.9%	80.7%	53.4%(h)	69.4%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

(g)	Expense ratio without commission rebates.

(h)	Portfolio turnover rate excludes approximately $21,459,000 of securities from the acquisition of Principal Partners SmallCap Growth Fund, Inc. and $84,000 from portfolio realignment.

See accompanying notes.

700

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004(b)

SMALLCAP GROWTH FUND III

Institutional shares

Net Asset Value, Beginning of Period	$ 6.78	$ 13.51	$ 12.73	$ 10.99	$ 9.62	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.02)	(0.03)	(0.08)	(0.07)	(0.09)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(0.94)	(5.70)	2.07	2.33	1.46	(0.35)

Total From Investment Operations	(0.96)	(5.73)	1.99	2.26	1.37	(0.38)
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1.00)	(1.21)	(0.52)	–	–

Total Dividends and Distributions	–	(1.00)	(1.21)	(0.52)	–	–

Net Asset Value, End of Period	$ 5.82	$ 6.78	$ 13.51	$ 12.73	$ 10.99	$ 9.62

Total Return	(14.16)%(d)	(45.46)%	16.86%	21.12%	14.24%	(3.80)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 165,513	$ 202,959	$ 353,376	$ 233,207	$ 130,356	$ 4,770
Ratio of Expenses to Average Net Assets	1.18%(e)	1.11%	1.10%	1.10%	1.10%	0.98%(e)
Ratio of Gross Expenses to Average Net Assets	1.18%(e),(f)	–	–	–	–	1.10%(e),(g)
Ratio of Net Investment Income to Average Net Assets	(0.70)%(e)	(0.26)%	(0.66)%	(0.59)%	(0.82)%	(0.68)%(e)
Portfolio Turnover Rate	220.0%(e)	144.4%	142.8%	88.3%	84.0%	51.3%(e)

	2009(a)	2008	2007	2006	2005

SMALLCAP GROWTH FUND III

R-1 shares

Net Asset Value, Beginning of Period	$ 6.51	$ 13.13	$ 12.50	$ 10.89	$ 9.66
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.04)	(0.11)	(0.19)	(0.20)	(0.18)
Net Realized and Unrealized Gain (Loss) on Investments	(0.91)	(5.51)	2.03	2.33	1.41

Total From Investment Operations	(0.95)	(5.62)	1.84	2.13	1.23
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1.00)	(1.21)	(0.52)	–

Total Dividends and Distributions	–	(1.00)	(1.21)	(0.52)	–

Net Asset Value, End of Period	$ 5.56	$ 6.51	$ 13.13	$ 12 .50	$ 10.89

Total Return	(14.59)%(d)	(45.97)%	15.89%	20.08%	12.73%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 326	$ 370	$ 818	$ 774	$ 11
Ratio of Expenses to Average Net Assets	2.06%(e)	1.99%	1.98%	1.98%	1.98%
Ratio of Gross Expenses to Average Net Assets	2.06%(e),(f)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(1.59)%(e)	(1.15)%	(1.54)%	(1.62)%	(1.70)%
Portfolio Turnover Rate	220.0%(e)	144.4%	142.8%	88.3%	84.0%

	2009(a)	2008	2007	2006	2005	2004(b)

SMALLCAP GROWTH FUND III

R-2 shares

Net Asset Value, Beginning of Period	$ 6.53	$ 13.15	$ 12.50	$ 10.87	$ 9.59	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.04)	(0.10)	(0.17)	(0.16)	(0.17)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(0.91)	(5.52)	2.03	2.31	1.45	(0.36)

Total From Investment Operations	(0.95)	(5.62)	1.86	2.15	1.28	(0.41)
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1.00)	(1.21)	(0.52)	–	–

Total Dividends and Distributions	–	(1.00)	(1.21)	(0.52)	–	–

Net Asset Value, End of Period	$ 5.58	$ 6.53	$ 13.15	$ 12.50	$ 10.87	$ 9.59

Total Return	(14.55)%(d)	(45.90)%	16.06%	20.30%	13.35%	(4.10)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 401	$ 453	$ 904	$ 756	$ 97	$ 9
Ratio of Expenses to Average Net Assets	1.93%(e)	1.86%	1.85%	1.85%	1.85%	1.73%(e)
Ratio of Gross Expenses to Average Net Assets	1.93%(e),(f)	–	–	–	–	1.85%(e),(g)
Ratio of Net Investment Income to Average Net Assets	(1.46)%(e)	(1.01)%	(1.41)%	(1.35)%	(1.58)%	(1.43)%(e)
Portfolio Turnover Rate	220.0%(e)	144.4%	142.8%	88.3%	84.0%	51.3%(e)

See accompanying notes.

701

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004(b)

SMALLCAP GROWTH FUND III

R-3 shares

Net Asset Value, Beginning of Period	$ 6.59	$ 13.23	$ 12.55	$ 10.90	$ 9.59	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.03)	(0.08)	(0.15)	(0.14)	(0.15)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(0.92)	(5.56)	2.04	2.31	1.46	(0.36)

Total From Investment Operations	(0.95)	(5.64)	1.89	2.17	1.31	(0.41)
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1.00)	(1.21)	(0.52)	–	–

Total Dividends and Distributions	–	(1.00)	(1.21)	(0.52)	–	–

Net Asset Value, End of Period	$ 5.64	$ 6.59	$ 13.23	$ 12.55	$ 10.90	$ 9.59

Total Return	(14.42)%(d)	(45.76)%	16.25%	20.44%	13.66%	(4.10)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,097	$ 1,245	$ 1,654	$ 787	$ 397	$ 10
Ratio of Expenses to Average Net Assets	1.75%(e)	1.68%	1.67%	1.67%	1.67%	1.55%(e)
Ratio of Gross Expenses to Average Net Assets	1.75%(e),(f)	–	–	–	–	1.67%(e),(g)
Ratio of Net Investment Income to Average Net Assets	(1.27)%(e)	(0.83)%	(1.23)%	(1.15)%	(1.39)%	(1.25)%(e)
Portfolio Turnover Rate	220.0%(e)	144.4%	142.8%	88.3%	84.0%	51.3%(e)

	2009(a)	2008	2007	2006	2005	2004(b)

SMALLCAP GROWTH FUND III

R-4 shares

Net Asset Value, Beginning of Period	$ 6.65	$ 13.32	$ 12.61	$ 10.93	$ 9.60	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.03)	(0.06)	(0.13)	(0.12)	(0.13)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.92)	(5.61)	2.05	2.32	1.46	(0.36)

Total From Investment Operations	(0.95)	(5.67)	1.92	2.20	1.33	(0.40)
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1.00)	(1.21)	(0.52)	–	–

Total Dividends and Distributions	–	(1.00)	(1.21)	(0.52)	–	–

Net Asset Value, End of Period	$ 5.70	$ 6.65	$ 13.32	$ 12.61	$ 10.93	$ 9.60

Total Return	(14.29)%(d)	(45.67)%	16.43%	20.67%	13.85%	(4.00)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 446	$ 567	$ 677	$ 332	$ 11	$ 10
Ratio of Expenses to Average Net Assets	1.56%(e)	1.49%	1.48%	1.48%	1.48%	1.36%(e)
Ratio of Gross Expenses to Average Net Assets	1.56%(e),(f)	–	–	–	–	1.48%(e),(g)
Ratio of Net Investment Income to Average Net Assets	(1.08)%(e)	(0.62)%	(1.04)%	(1.03)%	(1.21)%	(1.06)%(e)
Portfolio Turnover Rate	220.0%(e)	144.4%	142.8%	88.3%	84.0%	51.3%(e)

	2009(a)	2008	2007	2006	2005	2004(b)

SMALLCAP GROWTH FUND III

R-5 shares

Net Asset Value, Beginning of Period	$ 6.69	$ 13.38	$ 12.64	$ 10.95	$ 9.61	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.03)	(0.05)	(0.11)	(0.10)	(0.12)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.93)	(5.64)	2.06	2.31	1.46	(0.35)

Total From Investment Operations	(0.96)	(5.69)	1.95	2.21	1.34	(0.39)
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1.00)	(1.21)	(0.52)	–	–

Total Dividends and Distributions	–	(1.00)	(1.21)	(0.52)	–	–

Net Asset Value, End of Period	$ 5.73	$ 6.69	$ 13.38	$ 12.64	$ 10.95	$ 9.61

Total Return	(14.35)%(d)	(45.61)%	16.64%	20.72%	13.94%	(3.90)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,713	$ 1,484	$ 5,268	$ 2,271	$ 1,523	$ 10
Ratio of Expenses to Average Net Assets	1.44%(e)	1.37%	1.36%	1.36%	1.36%	1.26%(e)
Ratio of Gross Expenses to Average Net Assets	1.44%(e),(f)	–	–	–	–	1.36%(e),(g)
Ratio of Net Investment Income to Average Net Assets	(1.00)%(e)	(0.51)%	(0.92)%	(0.85)%	(1.11)%	(0.96)%(e)
Portfolio Turnover Rate	220.0%(e)	144.4%	142.8%	88.3%	84.0%	51.3%(e)

(a)	Six months ended April 30, 2009.

(b)	Period from June 1, 2004, date operations commenced, through October 31, 2004.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Expense ratio without reimbursement from custodian.

(g)	Expense ratio without commission rebates.

See accompanying notes.

702

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP S&P 600 INDEX FUND

Class J shares

Net Asset Value, Beginning of Period	$ 11.48	$ 18.74	$ 17.99	$ 15.99	$ 14.40	$ 12.49
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04	0.09	0.05	0.02	–	–
Net Realized and Unrealized Gain (Loss) on Investments	(1.09)	(5.78)	1.81	2.36	2.00	1.91

Total From Investment Operations	(1.05)	(5.69)	1.86	2.38	2.00	1.91
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.05)	(0.02)	–	(0.05)	–
Distributions from Realized Gains	(0.73)	(1.52)	(1.09)	(0.38)	(0.36)	–

Total Dividends and Distributions	(0.82)	(1.57)	(1.11)	(0.38)	(0.41)	–

Net Asset Value, End of Period	$ 9.61	$ 11.48	$ 18.74	$ 17.99	$ 15.99	$ 14.40

Total Return(c)	(8.99)%(d)	(32.80)%	10.67%	15.06%	13.99%	15.31%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 55,749	$ 60,133	$ 87,109	$ 73,824	$ 57,122	$ 33,134
Ratio of Expenses to Average Net Assets	0.99%(e)	0.84%	0.82%	0.89%	1.00%	1.06%
Ratio of Gross Expenses to Average Net Assets(f)	1.04%(e)	–	–	–	–	1.06%
Ratio of Net Investment Income to Average Net Assets	0.79%(e)	0.60%	0.29%	0.13%	0.01%	0.01%
Portfolio Turnover Rate	33.9%(e)	58.8%	62.0%	56.2%	43.2%	54.5%

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP S&P 600 INDEX FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 11.91	$ 19.37	$ 18.58	$ 16.50	$ 14.73	$ 12.70
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07	0.20	0.18	0.15	0.14	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(1.11)	(5.99)	1.85	2.44	2.05	1.95

Total From Investment Operations	(1.04)	(5.79)	2.03	2.59	2.19	2.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.15)	(0.15)	(0.13)	(0.06)	(0.05)
Distributions from Realized Gains	(0.73)	(1.52)	(1.09)	(0.38)	(0.36)	–

Total Dividends and Distributions	(0.91)	(1.67)	(1.24)	(0.51)	(0.42)	(0.05)

Net Asset Value, End of Period	$ 9.96	$ 11.91	$ 19.37	$ 18.58	$ 16.50	$ 14.73

Total Return	(8.55)%(d)	(32.33)%	11.40%	15.95%	15.00%	16.41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 161,117	$ 194,154	$ 235,208	$ 165,346	$ 99,202	$ 48,472
Ratio of Expenses to Average Net Assets	0.18%(e)	0.16%	0.15%	0.15%	0.15%	0.15%
Ratio of Gross Expenses to Average Net Assets(g)	0.20%(e)	–	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1.59%(e)	1.28%	0.96%	0.87%	0.86%	0.94%
Portfolio Turnover Rate	33.9%(e)	58.8%	62.0%	56.2%	43.2%	54.5%

	2009(a)	2008	2007	2006	2005

SMALLCAP S&P 600 INDEX FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 11.77	$ 19.18	$ 18.41	$ 16.37	$ 14.81
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.03	0.06	0.01	–	–
Net Realized and Unrealized Gain (Loss) on Investments	(1.10)	(5.94)	1.85	2.42	1.97

Total From Investment Operations	(1.07)	(5.88)	1.86	2.42	1.97
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	(0.01)	–	–	(0.05)
Distributions from Realized Gains	(0.73)	(1.52)	(1.09)	(0.38)	(0.36)

Total Dividends and Distributions	(0.80)	(1.53)	(1.09)	(0.38)	(0.41)

Net Asset Value, End of Period	$ 9.90	$ 11.77	$ 19.18	$ 18.41	$ 16.37

Total Return	(8.95)%(d)	(32.98)%	10.44%	14.96%	13.40%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,107	$ 3,290	$ 4,520	$ 1,949	$ 122
Ratio of Expenses to Average Net Assets	1.05%(e)	1.04%	1.03%	1.03%	1.03%
Ratio of Net Investment Income to Average Net Assets	0.74%(e)	0.40%	0.08%	(0.01)%	0.01%
Portfolio Turnover Rate	33.9%(e)	58.8%	62.0%	56.2%	43.2%

See accompanying notes.

703

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP S&P 600 INDEX FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 11.94	$ 19.42	$ 18.61	$ 16.53	$ 14.86	$ 12.87
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04	0.08	0.04	0.02	0.02	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(1.12)	(6.01)	1.87	2.44	2.06	1.96

Total From Investment Operations	(1.08)	(5.93)	1.91	2.46	2.08	1.99
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)	(0.03)	(0.01)	–	(0.05)	–
Distributions from Realized Gains	(0.73)	(1.52)	(1.09)	(0.38)	(0.36)	–

Total Dividends and Distributions	(0.81)	(1.55)	(1.10)	(0.38)	(0.41)	–

Net Asset Value, End of Period	$ 10.05	$ 11.94	$ 19.42	$ 18.61	$ 16.53	$ 14.86

Total Return	(8.92)%(d)	(32.85)%	10.61%	15.06%	14.11%	15.48%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14,246	$ 14,810	$ 25,125	$ 22,868	$ 16,875	$ 11,254
Ratio of Expenses to Average Net Assets	0.92%(e)	0.91%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Income to Average Net Assets	0.87%(e)	0.53%	0.21%	0.12%	0.10%	0.21%
Portfolio Turnover Rate	33.9%(e)	58.8%	62.0%	56.2%	43.2%	54.5%

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP S&P 600 INDEX FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 12.04	$ 19.57	$ 18.75	$ 16.65	$ 14.94	$ 12.91
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.11	0.07	0.05	0.05	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(1.13)	(6.06)	1.88	2.46	2.07	1.98

Total From Investment Operations	(1.08)	(5.95)	1.95	2.51	2.12	2.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.11)	(0.06)	(0.04)	(0.03)	(0.05)	–
Distributions from Realized Gains	(0.73)	(1.52)	(1.09)	(0.38)	(0.36)	–

Total Dividends and Distributions	(0.84)	(1.58)	(1.13)	(0.41)	(0.41)	–

Net Asset Value, End of Period	$ 10.12	$ 12.04	$ 19.57	$ 18.75	$ 16.65	$ 14.94

Total Return	(8.82)%(d)	(32.74)%	10.78%	15.26%	14.32%	15.75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 34,846	$ 34,569	$ 50,068	$ 34,153	$ 24,278	$ 11,912
Ratio of Expenses to Average Net Assets	0.74%(e)	0.73%	0.72%	0.72%	0.72%	0.72%
Ratio of Net Investment Income to Average Net Assets	1.05%(e)	0.71%	0.39%	0.30%	0.29%	0.38%
Portfolio Turnover Rate	33.9%(e)	58.8%	62.0%	56.2%	43.2%	54.5%

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP S&P 600 INDEX FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 12.13	$ 19.70	$ 18.87	$ 16.75	$ 15.00	$ 12.94
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06	0.14	0.11	0.09	0.08	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(1.14)	(6.10)	1.89	2.47	2.08	1.98

Total From Investment Operations	(1.08)	(5.96)	2.00	2.56	2.16	2.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)	(0.09)	(0.08)	(0.06)	(0.05)	–
Distributions from Realized Gains	(0.73)	(1.52)	(1.09)	(0.38)	(0.36)	–

Total Dividends and Distributions	(0.87)	(1.61)	(1.17)	(0.44)	(0.41)	–

Net Asset Value, End of Period	$ 10.18	$ 12.13	$ 19.70	$ 18.87	$ 16.75	$ 15.00

Total Return	(8.73)%(d)	(32.61)%	10.99%	15.51%	14.55%	15.94%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 22,336	$ 20,987	$ 17,278	$ 12,791	$ 7,214	$ 2,807
Ratio of Expenses to Average Net Assets	0.55%(e)	0.54%	0.53%	0.53%	0.53%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.24%(e)	0.90%	0.59%	0.49%	0.48%	0.55%
Portfolio Turnover Rate	33.9%(e)	58.8%	62.0%	56.2%	43.2%	54.5%

See accompanying notes.

704

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP S&P 600 INDEX FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 12.15	$ 19.74	$ 18.90	$ 16.78	$ 15.01	$ 12.95
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06	0.16	0.13	0.11	0.10	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(1.13)	(6.12)	1.90	2.47	2.08	1.98

Total From Investment Operations	(1.07)	(5.96)	2.03	2.58	2.18	2.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)	(0.11)	(0.10)	(0.08)	(0.05)	(0.01)
Distributions from Realized Gains	(0.73)	(1.52)	(1.09)	(0.38)	(0.36)	–

Total Dividends and Distributions	(0.88)	(1.63)	(1.19)	(0.46)	(0.41)	(0.01)

Net Asset Value, End of Period	$ 10.20	$ 12.15	$ 19.74	$ 18.90	$ 16.78	$ 15.01

Total Return	(8.70)%(d)	(32.56)%	11.16%	15.63%	14.69%	16.03%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 56,129	$ 57,389	$ 90,876	$ 76,595	$ 50,828	$ 26,093
Ratio of Expenses to Average Net Assets	0.43%(e)	0.42%	0.41%	0.41%	0.41%	0.41%
Ratio of Net Investment Income to Average Net Assets	1.35%(e)	1.01%	0.70%	0.61%	0.59%	0.63%
Portfolio Turnover Rate	33.9%(e)	58.8%	62.0%	56.2%	43.2%	54.5%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

(g)	Excludes expense reimbursement from Manager.

See accompanying notes.

705

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND

Class J shares

Net Asset Value, Beginning of Period	$ 11.91	$ 18.27	$ 18.67	$ 17.02	$ 15.88	$ 14.53
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04	0.04	0.06	0.01	(0.03)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	(1.65)	(4.99)	0.43	2.92	2.57	1.91

Total From Investment Operations	(1.61)	(4.95)	0.49	2.93	2.54	1.82
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	(0.08)	–	–	–	–
Distributions from Realized Gains	–	(1.33)	(0.89)	(1.28)	(1.40)	(0.47)

Total Dividends and Distributions	(0.01)	(1.41)	(0.89)	(1.28)	(1.40)	(0.47)

Net Asset Value, End of Period	$ 10.29	$ 11.91	$ 18.27	$ 18 .67	$ 17.02	$ 15.88

Total Return(c)	(13.50)%(d)	(29.08)%	2.57%	18.12%	16.63%	12.80%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 35,647	$ 43,601	$ 70,236	$ 67,102	$ 46,466	$ 26,756
Ratio of Expenses to Average Net Assets	1.50%(e)	1.38%	1.41%	1.47%	1.56%	1.65%
Ratio of Gross Expenses to Average Net Assets(f)	1.55%(e)	–	–	1.47%	1.56%	1.65%(g)
Ratio of Net Investment Income to Average Net Assets	0.81%(e)	0.30%	0.32%	0.07%	(0.19)%	(0.62)%
Portfolio Turnover Rate	70.5%(e)	101.9%	112.8%(h)	97.9%	133.7%	163.5%

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 12.37	$ 18.91	$ 19.32	$ 17.54	$ 16.20	$ 14.68
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.08	0.14	0.18	0.14	0.11	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(1.71)	(5.17)	0.44	3.01	2.63	1.95

Total From Investment Operations	(1.63)	(5.03)	0.62	3.15	2.74	1.99
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.18)	(0.14)	(0.09)	–	–
Distributions from Realized Gains	–	(1.33)	(0.89)	(1.28)	(1.40)	(0.47)

Total Dividends and Distributions	(0.10)	(1.51)	(1.03)	(1.37)	(1.40)	(0.47)

Net Asset Value, End of Period	$ 10.64	$ 12.37	$ 18.91	$ 19.32	$ 17.54	$ 16.20

Total Return	(13.17)%(d)	(28.61)%	3.17%	18.99%	17.61%	13.86%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 277,890	$ 329,103	$ 443,376	$ 105,863	$ 46,908	$ 20,973
Ratio of Expenses to Average Net Assets	0.78%(e)	0.76%	0.75%	0.75%	0.75%	0.75%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	0.75%(g)
Ratio of Net Investment Income to Average Net Assets	1.53%(e)	0.91%	0.92%	0.79%	0.64%	0.28%
Portfolio Turnover Rate	70.5%(e)	101.9%	112.8%(h)	97.9%	133.7%	163.5%

	2009(a)	2008	2007	2006	2005

SMALLCAP VALUE FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 12.17	$ 18.63	$ 19.07	$ 17.39	$ 16.29
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.03	–	0.02	(0.02)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(1.67)	(5.09)	0.43	2.98	2.54

Total From Investment Operations	(1.64)	(5.09)	0.45	2.96	2.50
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	(0.04)	–	–	–
Distributions from Realized Gains	–	(1.33)	(0.89)	(1.28)	(1.40)

Total Dividends and Distributions	(0.01)	(1.37)	(0.89)	(1.28)	(1.40)

Net Asset Value, End of Period	$ 10.52	$ 12.17	$ 18.63	$ 19 .07	$ 17.39

Total Return	(13.51)%(d)	(29.23)%	2.29%	17.90%	15.97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,251	$ 1,261	$ 1,431	$ 1,058	$ 12
Ratio of Expenses to Average Net Assets	1.64%(e)	1.64%	1.63%	1.63%	1.63%
Ratio of Net Investment Income to Average Net Assets	0.68%(e)	0.03%	0.10%	(0.09)%	(0.27)%
Portfolio Turnover Rate	70.5%(e)	101.9%	112.8%(h)	97.9%	133.7%

See accompanying notes.

706

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 12.17	$ 18.63	$ 19.05	$ 17.35	$ 16.14	$ 14.74
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04	0.03	0.05	0.01	(0.02)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(1.68)	(5.10)	0.42	2.97	2.63	1.94

Total From Investment Operations	(1.64)	(5.07)	0.47	2.98	2.61	1.87
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.06)	–	–	–	–
Distributions from Realized Gains	–	(1.33)	(0.89)	(1.28)	(1.40)	(0.47)

Total Dividends and Distributions	–	(1.39)	(0.89)	(1.28)	(1.40)	(0.47)

Net Asset Value, End of Period	$ 10.53	$ 12.17	$ 18.63	$ 19 .05	$ 17.35	$ 16.14

Total Return	(13.48)%(d)	(29.14)%	2.40%	18.07%	16.81%	12.96%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,787	$ 5,716	$ 8,117	$ 6,641	$ 3,266	$ 1,949
Ratio of Expenses to Average Net Assets	1.51%(e)	1.51%	1.50%	1.50%	1.50%	1.50%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.50%(g)
Ratio of Net Investment Income to Average Net Assets	0.80%(e)	0.17%	0.24%	0.04%	(0.13)%	(0.47)%
Portfolio Turnover Rate	70.5%(e)	101.9%	112.8%(h)	97.9%	133.7%	163.5%

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 12.30	$ 18.83	$ 19.23	$ 17.47	$ 16.22	$ 14.78
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.05	0.08	0.04	0.01	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(1.69)	(5.16)	0.43	3.00	2.64	1.96

Total From Investment Operations	(1.64)	(5.11)	0.51	3.04	2.65	1.91
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)	(0.09)	(0.02)	–	–	–
Distributions from Realized Gains	–	(1.33)	(0.89)	(1.28)	(1.40)	(0.47)

Total Dividends and Distributions	(0.03)	(1.42)	(0.91)	(1.28)	(1.40)	(0.47)

Net Asset Value, End of Period	$ 10.63	$ 12.30	$ 18.83	$ 19 .23	$ 17.47	$ 16.22

Total Return	(13.38)%(d)	(29.08)%	2.62%	18.30%	16.98%	13.20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,856	$ 9,695	$ 14,069	$ 9,385	$ 6,033	$ 4,111
Ratio of Expenses to Average Net Assets	1.33%(e)	1.33%	1.32%	1.32%	1.32%	1.32%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.32%(g)
Ratio of Net Investment Income to Average Net Assets	0.98%(e)	0.35%	0.40%	0.21%	0.05%	(0.31)%
Portfolio Turnover Rate	70.5%(e)	101.9%	112.8%(h)	97.9%	133.7%	163.5%

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 12.38	$ 18.93	$ 19.34	$ 17.56	$ 16.27	$ 14.80
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06	0.08	0.12	0.07	0.04	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(1.70)	(5.18)	0.42	3.02	2.65	1.96

Total From Investment Operations	(1.64)	(5.10)	0.54	3.09	2.69	1.94
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.06)	(0.12)	(0.06)	(0.03)	–	–
Distributions from Realized Gains	–	(1.33)	(0.89)	(1.28)	(1.40)	(0.47)

Total Dividends and Distributions	(0.06)	(1.45)	(0.95)	(1.31)	(1.40)	(0.47)

Net Asset Value, End of Period	$ 10.68	$ 12.38	$ 18.93	$ 19 .34	$ 17.56	$ 16.27

Total Return	(13.30)%(d)	(28.90)%	2.76%	18.52%	17.20%	13.39%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,958	$ 7,085	$ 8,026	$ 4,406	$ 583	$ 326
Ratio of Expenses to Average Net Assets	1.14%(e)	1.14%	1.13%	1.13%	1.13%	1.13%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.13%(g)
Ratio of Net Investment Income to Average Net Assets	1.19%(e)	0.53%	0.60%	0.39%	0.26%	(0.10)%
Portfolio Turnover Rate	70.5%(e)	101.9%	112.8%(h)	97.9%	133.7%	163.5%

See accompanying notes.

707

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 12.44	$ 19.02	$ 19.42	$ 17.63	$ 16.31	$ 14.82
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07	0.10	0.13	0.10	0.06	–
Net Realized and Unrealized Gain (Loss) on Investments	(1.71)	(5.21)	0.45	3.02	2.66	1.96

Total From Investment Operations	(1.64)	(5.11)	0.58	3.12	2.72	1.96
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.06)	(0.14)	(0.09)	(0.05)	–	–
Distributions from Realized Gains	–	(1.33)	(0.89)	(1.28)	(1.40)	(0.47)

Total Dividends and Distributions	(0.06)	(1.47)	(0.98)	(1.33)	(1.40)	(0.47)

Net Asset Value, End of Period	$ 10.74	$ 12.44	$ 19.02	$ 19 .42	$ 17.63	$ 16.31

Total Return	(13.17)%(d)	(28.84)%	2.93%	18.64%	17.35%	13.51%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 20,251	$ 25,204	$ 37,447	$ 18,180	$ 10,672	$ 5,755
Ratio of Expenses to Average Net Assets	1.02%(e)	1.02%	1.01%	1.01%	1.01%	1.01%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.01%(g)
Ratio of Net Investment Income to Average Net Assets	1.28%(e)	0.66%	0.70%	0.53%	0.37%	0.01%
Portfolio Turnover Rate	70.5%(e)	101.9%	112.8%(h)	97.9%	133.7%	163.5%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

(g)	Expense ratio without commission rebates.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Value Fund.

See accompanying notes.

708

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND I

Institutional shares

Net Asset Value, Beginning of Period	$ 11.16	$ 18.42	$ 18.99	$ 17.37	$ 15.95	$ 13.99
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07	0.15	0.11	0.10	0.09	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(1.62)	(5.93)	0.46	2.90	2.26	2.57

Total From Investment Operations	(1.55)	(5.78)	0.57	3.00	2.35	2.62
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)	(0.12)	(0.09)	(0.07)	(0.03)	(0.06)
Distributions from Realized Gains	–	(1.36)	(1.05)	(1.31)	(0.90)	(0.60)

Total Dividends and Distributions	(0.14)	(1.48)	(1.14)	(1.38)	(0.93)	(0.66)

Net Asset Value, End of Period	$ 9.47	$ 11.16	$ 18.42	$ 18.99	$ 17.37	$ 15.95

Total Return	(13.95)%(c)	(33.76)%	2.97%	18.31%	15.04%	19.39%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 241,072	$ 280,140	$ 394,734	$ 357,882	$ 202,697	$ 104,765
Ratio of Expenses to Average Net Assets	1.03%(d)	1.02%	1.00%	1.00%	1.00%	1.00%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.00%(e)
Ratio of Net Investment Income to Average Net Assets	1.64%(d)	1.06%	0.60%	0.57%	0.52%	0.32%
Portfolio Turnover Rate	40.4%(d)	55.9%	63.2%	60.4%	43.1%	46.7%

	2009(a)	2008	2007	2006	2005

SMALLCAP VALUE FUND I

R-1 shares

Net Asset Value, Beginning of Period	$ 10.94	$ 18.11	$ 18.75	$ 17.24	$ 16.04
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.03	0.02	(0.05)	(0.05)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(1.60)	(5.83)	0.46	2.87	2.17

Total From Investment Operations	(1.57)	(5.81)	0.41	2.82	2.12
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0.02)
Distributions from Realized Gains	–	(1.36)	(1.05)	(1.31)	(0.90)

Total Dividends and Distributions	–	(1.36)	(1.05)	(1.31)	(0.92)

Net Asset Value, End of Period	$ 9.37	$ 10.94	$ 18.11	$ 18.75	$ 17.24

Total Return	(14.35)%(c)	(34.37)%	2.11%	17.26%	13.45%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,564	$ 1,509	$ 2,937	$ 2,490	$ 130
Ratio of Expenses to Average Net Assets	1.91%(d)	1.90%	1.88%	1.88%	1.88%
Ratio of Net Investment Income to Average Net Assets	0.76%(d)	0.17%	(0.28)%	(0.29)%	(0.30)%
Portfolio Turnover Rate	40.4%(d)	55.9%	63.2%	60.4%	43.1%

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND I

R-2 shares

Net Asset Value, Beginning of Period	$ 10.84	$ 17.94	$ 18.57	$ 17.07	$ 15.78	$ 13.89
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04	0.04	(0.03)	(0.03)	(0.04)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(1.59)	(5.77)	0.45	2.84	2.25	2.55

Total From Investment Operations	(1.55)	(5.73)	0.42	2.81	2.21	2.49
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)	(0.01)	–	–	(0.02)	–
Distributions from Realized Gains	–	(1.36)	(1.05)	(1.31)	(0.90)	(0.60)

Total Dividends and Distributions	(0.02)	(1.37)	(1.05)	(1.31)	(0.92)	(0.60)

Net Asset Value, End of Period	$ 9.27	$ 10.84	$ 17.94	$ 18 .57	$ 17.07	$ 15.78

Total Return	(14.27)%(c)	(34.25)%	2.18%	17.39%	14.27%	18.52%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,074	$ 6,494	$ 12,723	$ 19,158	$ 14,395	$ 6,888
Ratio of Expenses to Average Net Assets	1.78%(d)	1.77%	1.75%	1.75%	1.75%	1.75%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.75%(e)
Ratio of Net Investment Income to Average Net Assets	0.90%(d)	0.31%	(0.16)%	(0.19)%	(0.23)%	(0.40)%
Portfolio Turnover Rate	40.4%(d)	55.9%	63.2%	60.4%	43.1%	46.7%

See accompanying notes.

709

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND I

R-3 shares

Net Asset Value, Beginning of Period	$ 10.95	$ 18.11	$ 18.70	$ 17.15	$ 15.83	$ 13.92
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.07	0.01	–	(0.01)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(1.60)	(5.83)	0.45	2.86	2.25	2.55

Total From Investment Operations	(1.55)	(5.76)	0.46	2.86	2.24	2.51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.06)	(0.04)	–	–	(0.02)	–
Distributions from Realized Gains	–	(1.36)	(1.05)	(1.31)	(0.90)	(0.60)

Total Dividends and Distributions	(0.06)	(1.40)	(1.05)	(1.31)	(0.92)	(0.60)

Net Asset Value, End of Period	$ 9.34	$ 10.95	$ 18.11	$ 18 .70	$ 17.15	$ 15.83

Total Return	(14.16)%(c)	(34.15)%	2.39%	17.62%	14.43%	18.63%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,246	$ 11,309	$ 19,382	$ 22,791	$ 12,127	$ 6,422
Ratio of Expenses to Average Net Assets	1.60%(d)	1.59%	1.57%	1.57%	1.57%	1.57%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.57%(e)
Ratio of Net Investment Income to Average Net Assets	1.07%(d)	0.50%	0.03%	0.00%	(0.05)%	(0.23)%
Portfolio Turnover Rate	40.4%(d)	55.9%	63.2%	60.4%	43.1%	46.7%

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND I

R-4 shares

Net Asset Value, Beginning of Period	$ 11.07	$ 18.28	$ 18.85	$ 17.25	$ 15.90	$ 13.94
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06	0.10	0.04	0.04	0.03	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(1.61)	(5.89)	0.46	2.88	2.25	2.58

Total From Investment Operations	(1.55)	(5.79)	0.50	2.92	2.28	2.57
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.06)	(0.02)	(0.01)	(0.03)	(0.01)
Distributions from Realized Gains	–	(1.36)	(1.05)	(1.31)	(0.90)	(0.60)

Total Dividends and Distributions	(0.09)	(1.42)	(1.07)	(1.32)	(0.93)	(0.61)

Net Asset Value, End of Period	$ 9.43	$ 11.07	$ 18.28	$ 18 .85	$ 17.25	$ 15.90

Total Return	(14.08)%(c)	(33.99)%	2.57%	17.87%	14.59%	19.02%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,457	$ 5,929	$ 9,045	$ 4,794	$ 2,269	$ 909
Ratio of Expenses to Average Net Assets	1.41%(d)	1.40%	1.38%	1.38%	1.38%	1.38%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.38%(e)
Ratio of Net Investment Income to Average Net Assets	1.26%(d)	0.67%	0.22%	0.20%	0.15%	(0.04)%
Portfolio Turnover Rate	40.4%(d)	55.9%	63.2%	60.4%	43.1%	46.7%

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND I

R-5 shares

Net Asset Value, Beginning of Period	$ 11.10	$ 18.32	$ 18.89	$ 17.29	$ 15.91	$ 13.95
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06	0.11	0.07	0.06	0.04	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(1.62)	(5.89)	0.45	2.88	2.27	2.55

Total From Investment Operations	(1.56)	(5.78)	0.52	2.94	2.31	2.58
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.08)	(0.04)	(0.03)	(0.03)	(0.02)
Distributions from Realized Gains	–	(1.36)	(1.05)	(1.31)	(0.90)	(0.60)

Total Dividends and Distributions	(0.10)	(1.44)	(1.09)	(1.34)	(0.93)	(0.62)

Net Asset Value, End of Period	$ 9.44	$ 11.10	$ 18.32	$ 18 .89	$ 17.29	$ 15.91

Total Return	(14.06)%(c)	(33.89)%	2.69%	17.97%	14.78%	19.14%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,631	$ 15,237	$ 26,176	$ 19,682	$ 11,704	$ 3,196
Ratio of Expenses to Average Net Assets	1.29%(d)	1.28%	1.26%	1.26%	1.26%	1.26%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.27%(e)
Ratio of Net Investment Income to Average Net Assets	1.38%(d)	0.79%	0.35%	0.31%	0.26%	0.17%
Portfolio Turnover Rate	40.4%(d)	55.9%	63.2%	60.4%	43.1%	46.7%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without commission rebates.

See accompanying notes.

710

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

2009(a)

SMALLCAP VALUE FUND II

Class J shares

Net Asset Value, Beginning of Period	$ 4.14
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	1.60

Total From Investment Operations	1.59

Net Asset Value, End of Period	$ 5.73

Total Return(c)	38.41%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 187
Ratio of Expenses to Average Net Assets	1.95%(e)
Ratio of Gross Expenses to Average Net Assets(f)	30.33%(e)
Ratio of Net Investment Income to Average Net Assets	(0.81)%(e)
Portfolio Turnover Rate	43.3%(e)

	2009(g)	2008	2007	2006	2005	2004(h)

SMALLCAP VALUE FUND II

Institutional shares

Net Asset Value, Beginning of Period	$ 6.97	$ 13.07	$ 13.98	$ 12.12	$ 10.35	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01	0.05	0.04	0.06	–	–
Net Realized and Unrealized Gain (Loss) on Investments	(0.62)	(4.36)	0.42	2.36	1.81	0.35

Total From Investment Operations	(0.61)	(4.31)	0.46	2.42	1.81	0.35
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.05)	(0.03)	(0.07)	–	–	–
Distributions from Realized Gains	(0.58)	(1.76)	(1.30)	(0.56)	(0.04)	–

Total Dividends and Distributions	(0.63)	(1.79)	(1.37)	(0.56)	(0.04)	–

Net Asset Value, End of Period	$ 5.73	$ 6.97	$ 13.07	$ 13.98	$ 12.12	$ 10.35

Total Return	(8.24)%(d)	(37.60)%	3.28%	20.61%	17.55%	3.50%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 140,694	$ 160,758	$ 343,408	$ 359,928	$ 293,375	$ 20,666
Ratio of Expenses to Average Net Assets	1.05%(e)	1.02%	1.00%	1.00%	1.00%	1.00%(e)
Ratio of Gross Expenses to Average Net Assets(i)	1.06%(e)	–	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0.53%(e)	0.57%	0.27%	0.49%	(0.03)%	0.00%(e)
Portfolio Turnover Rate	43.3%(e)	61.6%	58.7%	40.4%	50.8%	4.8%(e)

	2009(g)	2008	2007	2006	2005

SMALLCAP VALUE FUND II

R-1 shares

Net Asset Value, Beginning of Period	$ 6.75	$ 12.78	$ 13.75	$ 12.02	$ 10.40
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)	(0.03)	(0.09)	(0.04)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(0.61)	(4.24)	0.42	2.33	1.76

Total From Investment Operations	(0.62)	(4.27)	0.33	2.29	1.66
Less Dividends and Distributions:
Distributions from Realized Gains	(0.58)	(1.76)	(1.30)	(0.56)	(0.04)

Total Dividends and Distributions	(0.58)	(1.76)	(1.30)	(0.56)	(0.04)

Net Asset Value, End of Period	$ 5.55	$ 6.75	$ 12.78	$ 13.75	$ 12.02

Total Return	(8.75)%(d)	(38.13)%	2.32%	19.67%	15.97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 242	$ 229	$ 321	$ 129	$ 12
Ratio of Expenses to Average Net Assets	1.93%(e)	1.90%	1.88%	1.88%	1.88%
Ratio of Net Investment Income to Average Net Assets	(0.35)%(e)	(0.33)%	(0.72)%	(0.34)%	(0.85)%
Portfolio Turnover Rate	43.3%(e)	61.6%	58.7%	40.4%	50.8%

See accompanying notes.

711

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(g)	2008	2007	2006	2005	2004(h)

SMALLCAP VALUE FUND II

R-2 shares

Net Asset Value, Beginning of Period	$ 6.76	$ 12.77	$ 13.72	$ 11.99	$ 10.32	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)	(0.02)	(0.07)	(0.03)	(0.09)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(0.61)	(4.23)	0.42	2.32	1.80	0.35

Total From Investment Operations	(0.62)	(4.25)	0.35	2.29	1.71	0.32
Less Dividends and Distributions:
Distributions from Realized Gains	(0.58)	(1.76)	(1.30)	(0.56)	(0.04)	–

Total Dividends and Distributions	(0.58)	(1.76)	(1.30)	(0.56)	(0.04)	–

Net Asset Value, End of Period	$ 5.56	$ 6.76	$ 12.77	$ 13 .72	$ 11.99	$ 10.32

Total Return	(8.73)%(d)	(37.99)%	2.49%	19.72%	16.58%	3.20%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 638	$ 857	$ 1,721	$ 705	$ 503	$ 10
Ratio of Expenses to Average Net Assets	1.80%(e)	1.77%	1.75%	1.75%	1.75%	1.75%(e)
Ratio of Net Investment Income to Average Net Assets	(0.21)%(e)	(0.18)%	(0.56)%	(0.27)%	(0.75)%	(0.75)%(e)
Portfolio Turnover Rate	43.3%(e)	61.6%	58.7%	40.4%	50.8%	4.8%(e)

	2009(g)	2008	2007	2006	2005	2004(h)

SMALLCAP VALUE FUND II

R-3 shares

Net Asset Value, Beginning of Period	$ 6.83	$ 12.87	$ 13.79	$ 12.03	$ 10.33	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	–	(0.08)	(0.01)	(0.07)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.62)	(4.28)	0.46	2.33	1.81	0.35

Total From Investment Operations	(0.62)	(4.28)	0.38	2.32	1.74	0.33
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	–	–
Distributions from Realized Gains	(0.58)	(1.76)	(1.30)	(0.56)	(0.04)	–

Total Dividends and Distributions	(0.58)	(1.76)	(1.30)	(0.56)	(0.04)	–

Net Asset Value, End of Period	$ 5.63	$ 6.83	$ 12.87	$ 13 .79	$ 12.03	$ 10.33

Total Return	(8.60)%(d)	(37.92)%	2.71%	19.91%	16.85%	3.30%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,792	$ 5,552	$ 12,654	$ 3,772	$ 3,235	$ 10
Ratio of Expenses to Average Net Assets	1.62%(e)	1.59%	1.57%	1.57%	1.57%	1.57%(e)
Ratio of Net Investment Income to Average Net Assets	(0.03)%(e)	0.00%	(0.60)%	(0.10)%	(0.62)%	(0.58)%(e)
Portfolio Turnover Rate	43.3%(e)	61.6%	58.7%	40.4%	50.8%	4.8%(e)

	2009(g)	2008	2007	2006	2005	2004(h)

SMALLCAP VALUE FUND II

R-4 shares

Net Asset Value, Beginning of Period	$ 6.88	$ 12.94	$ 13.85	$ 12.05	$ 10.34	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	0.02	(0.02)	0.01	(0.06)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.61)	(4.32)	0.42	2.35	1.81	0.36

Total From Investment Operations	(0.61)	(4.30)	0.40	2.36	1.75	0.34
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)	–	(0.01)	–	–	–
Distributions from Realized Gains	(0.58)	(1.76)	(1.30)	(0.56)	(0.04)	–

Total Dividends and Distributions	(0.61)	(1.76)	(1.31)	(0.56)	(0.04)	–

Net Asset Value, End of Period	$ 5.66	$ 6.88	$ 12.94	$ 13 .85	$ 12.05	$ 10.34

Total Return	(8.41)%(d)	(37.85)%	2.89%	20.22%	16.95%	3.40%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,403	$ 1,973	$ 1,993	$ 1,231	$ 669	$ 10
Ratio of Expenses to Average Net Assets	1.43%(e)	1.40%	1.38%	1.38%	1.38%	1.38%(e)
Ratio of Net Investment Income to Average Net Assets	0.17%(e)	0.18%	(0.15)%	0.10%	(0.56)%	(0.40)%(e)
Portfolio Turnover Rate	43.3%(e)	61.6%	58.7%	40.4%	50.8%	4.8%(e)
See accompanying notes.

712

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(g)	2008	2007	2006	2005	2004(h)

SMALLCAP VALUE FUND II

R-5 shares

Net Asset Value, Beginning of Period	$ 6.92	$ 12.99	$ 13.90	$ 12.08	$ 10.34	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01	0.03	(0.02)	0.03	(0.03)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.62)	(4.33)	0.44	2.35	1.81	0.35

Total From Investment Operations	(0.61)	(4.30)	0.42	2.38	1.78	0.34
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.04)	(0.01)	(0.03)	–	–	–
Distributions from Realized Gains	(0.58)	(1.76)	(1.30)	(0.56)	(0.04)	–

Total Dividends and Distributions	(0.62)	(1.77)	(1.33)	(0.56)	(0.04)	–

Net Asset Value, End of Period	$ 5.69	$ 6.92	$ 12.99	$ 13 .90	$ 12.08	$ 10.34

Total Return	(8.43)%(d)	(37.75)%	3.02%	20.34%	17.25%	3.40%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,328	$ 4,026	$ 3,703	$ 1,170	$ 123	$ 11
Ratio of Expenses to Average Net Assets	1.31%(e)	1.28%	1.26%	1.26%	1.26%	1.26%(e)
Ratio of Net Investment Income to Average Net Assets	0.28%(e)	0.28%	(0.18)%	0.23%	(0.28)%	(0.26)%(e)
Portfolio Turnover Rate	43.3%(e)	61.6%	58.7%	40.4%	50.8%	4.8%(e)

(a)	Period from March 2, 2009, date operations commenced, through April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

(g)	Six months ended April 30, 2009.

(h)	Period from June 1, 2004, date operations commenced, through October 31, 2004.

(i)	Excludes expense reimbursement from Manager.

See accompanying notes.

713

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND III

Class J shares

Net Asset Value, Beginning of Period	$ 7.23	$ 14.54	$ 17.16	$ 16.49	$ 14.53	$ 12.89
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01	(0.05)	(0.10)	(0.15)	(0.14)	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	(0.88)	(3.57)	0.74	2.14	2.10	1.77

Total From Investment Operations	(0.87)	(3.62)	0.64	1.99	1.96	1.64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	–	–	–	–	–
Distributions from Realized Gains	(0.07)	(3.69)	(3.26)	(1.32)	–	–

Total Dividends and Distributions	(0.08)	(3.69)	(3.26)	(1.32)	–	–

Net Asset Value, End of Period	$ 6.28	$ 7.23	$ 14.54	$ 17 .16	$ 16.49	$ 14.53

Total Return(c)	(12.06)%(d)	(32.50)%	3.73%	12.65%	13.49%	12.73%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,402	$ 7,640	$ 12,675	$ 11,900	$ 10,055	$ 6,843
Ratio of Expenses to Average Net Assets	2.13%(e)	1.84%	1.87%	1.91%	1.95%	1.95%
Ratio of Gross Expenses to Average Net Assets(f)	2.18%(e)	–	–	1.91%	2.05%	2.11%(g)
Ratio of Net Investment Income to Average Net Assets	0.38%(e)	(0.54)%	(0.68)%	(0.90)%	(0.85)%	(0.90)%
Portfolio Turnover Rate	173.5%(e)	59.9%	36.6%	36.2%	51.3%	26.3%

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND III

Institutional shares

Net Asset Value, Beginning of Period	$ 8.06	$ 15.69	$ 18.14	$ 17.22	$ 15.03	$ 13.21
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.03	0.03	–	0.02	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.98)	(3.95)	0.78	2.24	2.17	1.81

Total From Investment Operations	(0.93)	(3.92)	0.81	2.24	2.19	1.82
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.06)	(0.02)	–	–	–	–
Distributions from Realized Gains	(0.07)	(3.69)	(3.26)	(1.32)	–	–

Total Dividends and Distributions	(0.13)	(3.71)	(3.26)	(1.32)	–	–

Net Asset Value, End of Period	$ 7.00	$ 8.06	$ 15.69	$ 18.14	$ 17.22	$ 15.03

Total Return	(11.52)%(d)	(31.95)%	4.61%	13.65%	14.60%	13.79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 72,464	$ 92,681	$ 162,045	$ 237,056	$ 287,753	$ 231,413
Ratio of Expenses to Average Net Assets	1.08%(e)	1.03%	1.00%	1.00%	1.00%	0.97%
Ratio of Gross Expenses to Average Net Assets	1.10%(e),(h)	–	–	–	–	1.00%(g)
Ratio of Net Investment Income to Average Net Assets	1.42%(e)	0.26%	0.18%	0.00%	0.09%	0.07%
Portfolio Turnover Rate	173.5%(e)	59.9%	36.6%	36.2%	51.3%	26.3%

	2009(a)	2008	2007	2006	2005

SMALLCAP VALUE FUND III

R-1 shares

Net Asset Value, Beginning of Period	$ 7.68	$ 15.21	$ 17.82	$ 17.07	$ 15.15
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02	(0.06)	(0.11)	(0.14)	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	(0.94)	(3.78)	0.76	2.21	2.05

Total From Investment Operations	(0.92)	(3.84)	0.65	2.07	1.92
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	–	–	–	–
Distributions from Realized Gains	(0.07)	(3.69)	(3.26)	(1.32)	–

Total Dividends and Distributions	(0.08)	(3.69)	(3.26)	(1.32)	–

Net Asset Value, End of Period	$ 6.68	$ 7.68	$ 15.21	$ 17 .82	$ 17.07

Total Return	(11.95)%(d)	(32.53)%	3.64%	12.69%	12.67%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 269	$ 274	$ 311	$ 263	$ 11
Ratio of Expenses to Average Net Assets	1.98%(e)	1.91%	1.88%	1.88%	1.88%
Ratio of Net Investment Income to Average Net Assets	0.56%(e)	(0.62)%	(0.69)%	(0.85)%	(0.78)%
Portfolio Turnover Rate	173.5%(e)	59.9%	36.6%	36.2%	51.3%

See accompanying notes.

714

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND III

R-2 shares

Net Asset Value, Beginning of Period	$ 7.37	$ 14.73	$ 17.34	$ 16.63	$ 14.62	$ 12.94
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02	(0.05)	(0.09)	(0.12)	(0.11)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(0.90)	(3.62)	0.74	2.15	2.12	1.78

Total From Investment Operations	(0.88)	(3.67)	0.65	2.03	2.01	1.68
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	–	–	–	–	–
Distributions from Realized Gains	(0.07)	(3.69)	(3.26)	(1.32)	–	–

Total Dividends and Distributions	(0.08)	(3.69)	(3.26)	(1.32)	–	–

Net Asset Value, End of Period	$ 6.41	$ 7.37	$ 14.73	$ 17.34	$ 16.63	$ 14.62

Total Return	(11.88)%(d)	(32.40)%	3.77%	12.79%	13.75%	12.99%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,214	$ 1,342	$ 2,092	$ 3,060	$ 2,865	$ 2,738
Ratio of Expenses to Average Net Assets	1.85%(e)	1.78%	1.75%	1.75%	1.75%	1.72%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.75%(g)
Ratio of Net Investment Income to Average Net Assets	0.67%(e)	(0.49)%	(0.57)%	(0.75)%	(0.65)%	(0.68)%
Portfolio Turnover Rate	173.5%(e)	59.9%	36.6%	36.2%	51.3%	26.3%

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND III

R-3 shares

Net Asset Value, Beginning of Period	$ 7.55	$ 14.98	$ 17.55	$ 16.79	$ 14.74	$ 13.02
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.03	(0.03)	(0.06)	(0.10)	(0.08)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(0.92)	(3.71)	0.75	2.18	2.13	1.79

Total From Investment Operations	(0.89)	(3.74)	0.69	2.08	2.05	1.72
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)	–	–	–	–	–
Distributions from Realized Gains	(0.07)	(3.69)	(3.26)	(1.32)	–	–

Total Dividends and Distributions	(0.09)	(3.69)	(3.26)	(1.32)	–	–

Net Asset Value, End of Period	$ 6.57	$ 7.55	$ 14.98	$ 17.55	$ 16.79	$ 14.74

Total Return	(11.83)%(d)	(32.32)%	3.97%	12.98%	13.91%	13.22%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,526	$ 4,857	$ 9,055	$ 8,631	$ 6,150	$ 5,963
Ratio of Expenses to Average Net Assets	1.67%(e)	1.60%	1.57%	1.57%	1.57%	1.54%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.57%(g)
Ratio of Net Investment Income to Average Net Assets	0.83%(e)	(0.31)%	(0.38)%	(0.57)%	(0.47)%	(0.50)%
Portfolio Turnover Rate	173.5%(e)	59.9%	36.6%	36.2%	51.3%	26.3%

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND III

R-4 shares

Net Asset Value, Beginning of Period	$ 7.71	$ 15.19	$ 17.72	$ 16.92	$ 14.83	$ 13.08
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.03	(0.01)	(0.03)	(0.06)	0.01	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.94)	(3.78)	0.76	2.18	2.08	1.79

Total From Investment Operations	(0.91)	(3.79)	0.73	2.12	2.09	1.75
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)	–	–	–	–	–
Distributions from Realized Gains	(0.07)	(3.69)	(3.26)	(1.32)	–	–

Total Dividends and Distributions	(0.09)	(3.69)	(3.26)	(1.32)	–	–

Net Asset Value, End of Period	$ 6.71	$ 7.71	$ 15.19	$ 17 .72	$ 16.92	$ 14.83

Total Return	(11.76)%(d)	(32.16)%	4.20%	13.13%	14.09%	13.39%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 740	$ 855	$ 1,002	$ 511	$ 375	$ 24
Ratio of Expenses to Average Net Assets	1.48%(e)	1.41%	1.38%	1.38%	1.38%	1.35%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	(1.38)%(g)
Ratio of Net Investment Income to Average Net Assets	1.03%(e)	(0.14)%	(0.16)%	(0.37)%	0.09%	(0.31)%
Portfolio Turnover Rate	173.5%(e)	59.9%	36.6%	36.2%	51.3%	26.3%

See accompanying notes.

715

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

SMALLCAP VALUE FUND III

R-5 shares

Net Asset Value, Beginning of Period	$ 7.85	$ 15.39	$ 17.90	$ 17.05	$ 14.92	$ 13.14
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.03	–	(0.01)	(0.04)	(0.03)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(0.95)	(3.85)	0.76	2.21	2.16	1.81

Total From Investment Operations	(0.92)	(3.85)	0.75	2.17	2.13	1.78
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)	–	–	–	–	–
Distributions from Realized Gains	(0.07)	(3.69)	(3.26)	(1.32)	–	–

Total Dividends and Distributions	(0.10)	(3.69)	(3.26)	(1.32)	–	–

Net Asset Value, End of Period	$ 6.83	$ 7.85	$ 15.39	$ 17 .90	$ 17.05	$ 14.92

Total Return	(11.75)%(d)	(32.12)%	4.29%	13.34%	14.28%	13.56%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,573	$ 6,497	$ 12,463	$ 18,485	$ 17,400	$ 14,537
Ratio of Expenses to Average Net Assets	1.36%(e)	1.29%	1.26%	1.26%	1.26%	1.24%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.26%(g)
Ratio of Net Investment Income to Average Net Assets	1.04%(e)	0.00%	(0.08)%	(0.26)%	(0.17)%	(0.19)%
Portfolio Turnover Rate	173.5%(e)	59.9%	36.6%	36.2%	51.3%	26.3%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

(g)	Expense ratio without commission rebates.

(h)	Excludes expense reimbursement from Manager.

See accompanying notes.

716

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

ULTRA SHORT BOND FUND

Class J shares

Net Asset Value, Beginning of Period	$ 7.67	$ 9.48	$ 9.99	$ 9.97	$ 10.00	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.12	0.36	0.48	0.41	0.20	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.67)	(1.81)	(0.50)	0.01	(0.03)	(0.11)
Net Increase from Payments by Affiliates	–	–	–	–	–	0.11

Total From Investment Operations	(0.55)	(1.45)	(0.02)	0.42	0.17	0.19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.36)	(0.49)	(0.40)	(0.20)	(0.19)

Total Dividends and Distributions	(0.13)	(0.36)	(0.49)	(0.40)	(0.20)	(0.19)

Net Asset Value, End of Period	$ 6.99	$ 7.67	$ 9.48	$ 9.99	$ 9.97	$ 10.00

Total Return(c)	(7.20)%(d)	(15.66)%	(0.44)%	4.31%	1.77%	1.90%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 17,886	$ 22,179	$ 33,820	$ 37,801	$ 38,214	$ 43,380
Ratio of Expenses to Average Net Assets	0.89%(f)	1.07%	1.10%	1.18%	1.16%	1.29%
Ratio of Gross Expenses to Average Net Assets(g)	0.91%(f)	–	–	1.18%	1.16%	1.32%
Ratio of Net Investment Income to Average Net Assets	3.26%(f)	4.12%	4.84%	4.08%	2.02%	1.90%
Portfolio Turnover Rate	19.5%(f)	14.8%	46.5%	49.0%	54.9%	105.5%

	2009(a)	2008	2007	2006	2005	2004

ULTRA SHORT BOND FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 7.72	$ 9.55	$ 10.06	$ 10.05	$ 10.00	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.13	0.41	0.55	0.50	0.25	0.26
Net Realized and Unrealized Gain (Loss) on Investments	(0.67)	(1.82)	(0.51)	(0.01)	0.09	(0.11)
Net Increase from Payments by Affiliates	–	–	–	–	–	0.11

Total From Investment Operations	(0.54)	(1.41)	0.04	0.49	0.34	0.26
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)	(0.42)	(0.55)	(0.48)	(0.29)	(0.26)

Total Dividends and Distributions	(0.14)	(0.42)	(0.55)	(0.48)	(0.29)	(0.26)

Net Asset Value, End of Period	$ 7.04	$ 7.72	$ 9.55	$ 10.06	$ 10.05	$ 10.00

Total Return	(6.97)%(d)	(15.15)%	0.31%	4.98%	3.40%(h)	2.66%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 117,468	$ 126,881	$ 138,500	$ 192,510	$ 13	$ 1,968
Ratio of Expenses to Average Net Assets	0.42%(f)	0.41%	0.40%	0.40%	0.40%	0.55%
Ratio of Net Investment Income to Average Net Assets	3.70%(f)	4.75%	5.51%	4.97%	2.52%	2.62%
Portfolio Turnover Rate	19.5%(f)	14.8%	46.5%	49.0%	54.9%	105.5%

	2009(a)	2008	2007	2006	2005

ULTRA SHORT BOND FUND

R-1 shares

Net Asset Value, Beginning of Period	$ 7.67	$ 9.48	$ 9.99	$ 9.97	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.11	0.33	0.46	0.40	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.67)	(1.80)	(0.50)	0.01	(0.03)

Total From Investment Operations	(0.56)	(1.47)	(0.04)	0.41	(0.16)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	(0.34)	(0.47)	(0.39)	(0.19)

Total Dividends and Distributions	(0.12)	(0.34)	(0.47)	(0.39)	(0.19)

Net Asset Value, End of Period	$ 6.99	$ 7.67	$ 9.48	$ 9.99	$ 9.97

Total Return	(7.31)%(d)	(15.85)%	(0.58)%	4.21%	1.63%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9	$ 9	$ 11	$ 11	$ 10
Ratio of Expenses to Average Net Assets	1.05%(f)	1.29%	1.26%	1.28%	1.28%
Ratio of Net Investment Income to Average Net Assets	3.06%(f)	3.88%	4.68%	3.98%	1.91%
Portfolio Turnover Rate	19.5%(f)	14.8%	46.5%	49.0%	54.9%

See accompanying notes.

717

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

ULTRA SHORT BOND FUND

R-2 shares

Net Asset Value, Beginning of Period	$ 7.67	$ 9.48	$ 9.99	$ 9.97	$ 10.00	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.11	0.35	0.47	0.41	0.21	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.68)	(1.81)	(0.49)	0.01	(0.03)	(0.11)
Net Increase from Payments by Affiliates	–	–	–	–	–	0.11

Total From Investment Operations	(0.57)	(1.46)	(0.02)	0.42	0.18	0.19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	(0.35)	(0.49)	(0.40)	(0.21)	(0.19)

Total Dividends and Distributions	(0.12)	(0.35)	(0.49)	(0.40)	(0.21)	(0.19)

Net Asset Value, End of Period	$ 6.98	$ 7.67	$ 9.48	$ 9.99	$ 9.97	$ 10.00

Total Return	(7.40)%(d)	(15.73)%	(0.45)%	4.34%	1.79%	1.90%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,540	$ 6,142	$ 8,180	$ 9,464	$ 9,036	$ 8,760
Ratio of Expenses to Average Net Assets	0.96%(f)	1.16%	1.15%	1.15%	1.15%	1.28%
Ratio of Net Investment Income to Average Net Assets	3.17%(f)	4.02%	4.79%	4.11%	2.09%	1.84%
Portfolio Turnover Rate	19.5%(f)	14.8%	46.5%	49.0%	54.9%	105.5%

	2009(a)	2008	2007	2006	2005	2004

ULTRA SHORT BOND FUND

R-3 shares

Net Asset Value, Beginning of Period	$ 7.69	$ 9.50	$ 10.01	$ 9.97	$ 10.00	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.12	0.36	0.49	0.41	0.23	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(0.68)	(1.80)	(0.50)	0.05	(0.03)	(0.11)
Net Increase from Payments by Affiliates	–	–	–	–	–	0.11

Total From Investment Operations	(0.56)	(1.44)	(0.01)	0.46	0.20	0.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.37)	(0.50)	(0.42)	(0.23)	(0.21)

Total Dividends and Distributions	(0.13)	(0.37)	(0.50)	(0.42)	(0.23)	(0.21)

Net Asset Value, End of Period	$ 7.00	$ 7.69	$ 9.50	$ 10.01	$ 9.97	$ 10.00

Total Return	(7.31)%(d)	(15.53)%	(0.27)%	4.73%	1.97%	2.08%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,176	$ 2,413	$ 2,437	$ 2,500	$ 26,149	$ 20,513
Ratio of Expenses to Average Net Assets	0.81%(f)	0.98%	0.97%	0.97%	0.97%	1.08%
Ratio of Net Investment Income to Average Net Assets	3.31%(f)	4.19%	4.98%	4.08%	2.30%	2.05%
Portfolio Turnover Rate	19.5%(f)	14.8%	46.5%	49.0%	54.9%	105.5%

	2009(a)	2008	2007	2006	2005	2004

ULTRA SHORT BOND FUND

R-4 shares

Net Asset Value, Beginning of Period	$ 7.65	$ 9.46	$ 9.98	$ 9.96	$ 10.00	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.12	0.38	0.51	0.45	0.19	0.22
Net Realized and Unrealized Gain (Loss) on Investments	(0.67)	(1.80)	(0.51)	0.01	0.02	(0.11)
Net Increase from Payments by Affiliates	–	–	–	–	–	0.11

Total From Investment Operations	(0.55)	(1.42)	–	0.46	0.21	0.22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.39)	(0.52)	(0.44)	(0.25)	(0.22)

Total Dividends and Distributions	(0.13)	(0.39)	(0.52)	(0.44)	(0.25)	(0.22)

Net Asset Value, End of Period	$ 6.97	$ 7.65	$ 9.46	$ 9.98	$ 9.96	$ 10.00

Total Return	(7.18)%(d)	(15.43)%	(0.18)%	4.73%	2.08%	2.27%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8	$ 9	$ 11	$ 11	$ 10	$ 1,802
Ratio of Expenses to Average Net Assets	0.71%(f)	0.80%	0.78%	0.78%	0.78%	0.92%
Ratio of Net Investment Income to Average Net Assets	3.42%(f)	4.37%	5.16%	4.48%	1.87%	2.23%
Portfolio Turnover Rate	19.5%(f)	14.8%	46.5%	49.0%	54.9%	105.5%

See accompanying notes.

718

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	2009(a)	2008	2007	2006	2005	2004

ULTRA SHORT BOND FUND

R-5 shares

Net Asset Value, Beginning of Period	$ 7.71	$ 9.53	$ 9.99	$ 9.97	$ 10.00	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.12	0.40	0.52	0.48	0.25	0.24
Net Realized and Unrealized Gain (Loss) on Investments	(0.68)	(1.82)	(0.44)	(0.01)	(0.02)	(0.11)
Net Increase from Payments by Affiliates	–	–	–	–	–	0.11

Total From Investment Operations	(0.56)	(1.42)	0.08	0.47	0.23	0.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.40)	(0.54)	(0.45)	(0.26)	(0.24)

Total Dividends and Distributions	(0.13)	(0.40)	(0.54)	(0.45)	(0.26)	(0.24)

Net Asset Value, End of Period	$ 7.02	$ 7.71	$ 9.53	$ 9.99	$ 9.97	$ 10.00

Total Return	(7.23)%(d)	(15.31)%	0.55%	4.85%	2.29%	2.40%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 810	$ 975	$ 2,252	$ 27,314	$ 1,775	$ 2,335
Ratio of Expenses to Average Net Assets	0.67%(f)	0.67%	0.66%	0.66%	0.66%	0.80%
Ratio of Net Investment Income to Average Net Assets	3.47%(f)	4.60%	5.22%	4.76%	2.52%	2.33%
Portfolio Turnover Rate	19.5%(f)	14.8%	46.5%	49.0%	54.9%	105.5%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	In 2004, 1.02% of the total return for each share class consists of an increase from a payment by Principal Life Insurance Company. Excluding this payment, the total return for R-3, R-2, Class J, Institutional, R-5 and R-4 classes of shares would have been 1.06%, .88%, .88%, 1.64%, 1.38% and 1.25%, respectively.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager and/or Underwriter.

(h)	During 2005, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

See accompanying notes.

719

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

WEST COAST EQUITY FUND

Institutional shares

Net Asset Value, Beginning of Period	$ 31.12	$ 49.92	$ 43.56	$ 39.39	$ 35.39	$ 32.39
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.19(b)	0.39(b)	0.46(b)	0.32	0.39	0.17(b)
Net Realized and Unrealized Gain (Loss) on Investments	(1.50)	(15.60)	7.20	5.07	4.37	2.87

Total From Investment Operations	(1.31)	(15.21)	7.66	5.39	4.76	3.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.36)	(0.38)	(0.31)	(0.25)	(0.33)	(0.04)
Distributions from Realized Gains	(1.52)	(3.21)	(0.99)	(0.97)	(0.43)	–

Total Dividends and Distributions	(1.88)	(3.59)	(1.30)	(1.22)	(0.76)	(0.04)

Net Asset Value, End of Period	$ 27.93	$ 31.12	$ 49.92	$ 43.56	$ 39.39	$ 35.39

Total Return	(4.06)%(c)	(32.67)%	17.99%	13.88%	13.55%	9.39%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 372,448	$ 408,256	$ 746,996	$ 826,593	$ 621,993	$ 515,464
Ratio of Expenses to Average Net Assets	0.60%(d)	0.51%	0.49%	0.53%	0.58%	0.61%
Ratio of Gross Expenses to Average Net Assets(e)	0.60%(d)	–	–	0.53%	0.58%	0.61%
Ratio of Net Investment Income to Average Net Assets	1.50%(d)	0.95%	0.99%	0.76%	1.01%	0.50%
Portfolio Turnover Rate	26.2%(d)	9.7%	17.6%	15.0%	13.0%	12.0%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without reimbursement from custodian.

See accompanying notes.

720

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**

Elizabeth Ballantine	Principal, EBA Associates	110	The McClatchy
Director since 2004			Company
Member, Nominating and Governance
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	110	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	CEO/President, Vertical Growth	110	None
Director since 2008	Officer, and CFO, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	110	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	110	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	President and CEO, Sassy, Inc.	110	None
Director since 2005
Member, Audit Committee
1951

William C. Kimball	Retired. Formerly Chairman and	110	Casey’s General Stores,
Director since 1999	CEO, Medicap Pharmacies, Inc.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	110	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired. Formerly, Chairman and	110	Catalytic Inc.; Vaagen
Director since 2007	CEO of BDO Seidman.		Bros. Lumber, Inc.
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Chairman and Director, Principal	110	None
Director, Chairman and CEO	Management Corporation, since 1999.
Member, Executive Committee	Director, Principal Funds Distributor,
1952	Inc. since 2007. Director, Princor
since 1999. President Princor 1999-
2005. Senior Vice President, Principal
Life, since 2002. Prior thereto, Vice
President.

Nora M. Everett	President since 2008, Senior Vice	110	None
Director, President	President and Deputy General
Member, Executive Committee	Counsel, Principal Financial Group,
1959	Inc. 2004-2008. Vice President and
Counsel, Principal Financial Group,
Inc. 2001-2004.

William G. Papesh	Retired December 2007. Prior thereto,	110	None
Director	President and Director of Edge Asset
Member, Operations Committee	Management, Inc. since 2007;
1943	President and CEO of WM Group of
Funds 1987-2006.

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Craig L. Bassett	Vice President and Treasurer, Principal Life.
Treasurer
711 High Street, Des Moines, IA 50392
1952

Michael J. Beer	Executive Vice President and Chief Operating
Executive Vice President	Officer, Principal Management Corporation.
711 High Street, Des Moines, IA 50392	Executive Vice President, Principal Funds
1961	Distributor, Inc., since 2007. President, Princor, since
2005.

Randy L. Bergstrom	Counsel, Principal Life.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

David J. Brown	Vice President, Product & Distribution Compliance,
Chief Compliance Officer	Principal Life. Senior Vice President, Principal
711 High Street, Des Moines, IA 50392	Management Corporation since 2004. Senior Vice
1960	President, Principal Funds Distributor, Inc., since
2007. Second Vice President, Princor, since 2003,
and prior thereto, Vice President, Principal
Management Corporation and Princor.

Jill R. Brown	Second Vice President, Principal Financial Group and
Senior Vice President	Senior Vice President, Principal Management
1100 Investment Blvd, ste 200	Corporation and Princor, since 2006. Chief Financial
El Dorado Hills, CA 95762	Officer, Princor since 2003. Vice President, Princor
1967	2003-2006. Senior Vice President and Chief Financial
Officer, Principal Funds Distributor, Inc., since 2007.
Prior thereto, Assistant Financial Controller, Principal
Life.

Cary Fuchs	President, Principal Funds Distributor, since 2007;
Senior Vice President of Distribution	Director of Mutual Fund Operations, Principal
1100 Investment Blvd, ste 200	Shareholder Services, since 2005; prior thereto,
El Dorado Hills, CA 95762	Divisional Vice President Boston Financial Data
1957	Services.

Steve Gallaher	Second Vice President and Counsel, Principal Life
Assistant Counsel	since 2006. Self-Employed Writer in 2005. 2004 and
711 High Street Des Moines, IA 50392	prior thereto Senior Vice President and Counsel of
1955	Principal Residential Mortgage, Inc.

Ernie H. Gillum	Vice President and Chief Compliance Officer,
Vice President, Assistant Secretary	Principal Management Corporation, since 2004, and
711 High Street Des Moines, IA 50392	prior thereto, Vice President, Compliance and Product
1955	Development, Principal Management Corporation.

Patrick A. Kirchner	Counsel, Principal Life.
Assistant Counsel
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, Principal Life, since 2003 and prior thereto,
Assistant Tax Counsel	Attorney.
711 High Street, Des Moines, IA 50392
1962

Sarah J. Pitts	Counsel, Principal Life.
Assistant Counsel
711 High Street, Des Moines, IA 50392
1945

Layne A. Rasmussen	Vice President and Controller – Mutual Funds,
Vice President, Controller, and CFO	Principal Management Corporation.
711 High Street, Des Moines, IA 50392
1958

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Michael D. Roughton	Vice President and Senior Securities Counsel,
Counsel	Principal Financial Group, Inc. Senior Vice President
711 High Street, Des Moines, IA 50392	and Counsel, Principal Management Corporation,
1951	Principal Funds Distributor, Inc., and Princor.
Counsel, Principal Global.

Adam U. Shaikh	Counsel, Principal Life, since 2006. Prior thereto,
Assistant Counsel	practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director Treasury, since 2003. Prior thereto, Assistant
Assistant Treasurer	Treasurer.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Director and Secretary, Principal Funds, since 2007.
Vice President and Secretary	Prior thereto, Business Manager for Pella
711 High Street, Des Moines, IA 50392	Corporation.
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2009 and the Statement of Additional Information dated March 1, 2009. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) a Sub-advisory agreement related to the Inflation Protection Fund series of PFI (“Inflation Protection”) with BlackRock, Inc. (“BlackRock”); (2) an amended Sub-advisory agreement with Principal Global Investors, LLC (“PGI”) related to the PFI Ultra Short Bond Fund series (“Ultra Short”); (3) an amended Sub-advisory agreement with Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) related to the PFI MidCap Growth Fund III series (“MidCap Growth III”); (4) amended Sub-advisory agreements with LA Capital Management and Equity Research (“LA Capital”) and Ark Asset Management Co., Inc. (“Ark”) related to the PFI SmallCap Value Fund II series (“SmallCap Value II”); (5) an amended Sub-advisory agreement with Columbus Circle Investors (“CCI”) related to the PFI SmallCap Growth Fund I series (“SmallCap Growth I”); (6) a Sub-advisory agreement with Lehman Brothers Asset Management, Inc. n/k/a Neuberger Berman Fixed Income, LLC (“LBAM”) related to the PFI High Yield Fund I series (“High Yield I”); (7) an amended Sub-advisory agreement with Pacific Investment Management Company LLC (“PIMCO”) related to the PFI Core Plus Bond Fund I series (“Core Plus Bond”); and (8) an amendment to the Management Agreement with Principal Management Corporation (“the Manager”) related to Ultra Short and the Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, and the Principal LifeTime Strategic Income Fund series (collectively the “LifeTime Funds”);

BlackRock, Jacobs Levy, LA Capital, Ark and CCI Sub-advisory Agreements

At its December 8, 2008 meeting, the Board considered whether to approve a Sub-advisory agreement with BlackRock related to Inflation Protection, an Amended Sub-advisory agreement with Jacobs Levy related to MidCap Growth III, an Amended Sub-advisory agreement with LA Capital and Ark related to SmallCap Value II, and an Amended Sub-advisory agreement with CCI related to SmallCap Growth I. The execution of Sub-advisory Agreements with Jacobs Levy, LA Capital and CCI were in connection with fund mergers of funds with similarly managed funds. The BlackRock Sub-advisory Agreement was entered into to replace the existing sub-adviser. The Agreement with Ark was never executed as Ark ceased its operations.

The Board considered the nature, quality and extent of services expected to be provided under each Sub-advisory agreement. The Board considered the reputation, qualifications and background of each Sub-advisor, investment approach of each Sub-advisor, the experience and skills of each Sub-advisor’s investment personnel who would be responsible for the day-to-day management of the series, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisors for the Funds and that the due-diligence program recommended each Sub-advisor for the Funds.

The Board reviewed historical composite performance of each Sub-advisor as compared to its Morningstar peer group and relevant benchmark index as well as their expected performance. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

The Board noted that the proposed fee schedules for the new Sub-advisory agreement with LA Capital, Jacobs Levy and CCI were identical to the fee schedules for Sub-advisory agreements currently in effect with respect to other PFI funds for which each of LA Capital, Jacobs Levy and CCI serve as sub-advisors. The Board noted that although the proposed subadvisory fee schedule for BlackRock is modestly higher than the subadvisory fee schedule of the existing sub-advisor to the Fund, the fee was not unreasonable in light of the services the Manager expected BlackRock to perform. The Board also considered that each subadvisory fee rate was negotiated at arm’s length between the Manager and each Sub-advisor and that the Manager compensates each Sub-advisor from its fees. On the basis of the information provided, the Board concluded that the proposed subadvisory fee schedules were reasonable and appropriate.

The Board considered that the LA Capital, Jacobs Levy and CCI Sub-advisory agreements would have a modest positive impact on the Manager’s profitability, but concluded that anticipated profitability would continue to be not unreasonable. The Board noted that it would review the Manager’s profitability in connection with each of the Sub-advisory agreements at its next annual review of the Management Agreement. The Board determined that it need not review estimated levels of profits to each Sub-advisor because, as the Board noted, the Manager will compensate each Sub-advisor from its own management fees and the Manager had negotiated each Sub-advisory agreement with each Sub-advisor at arms length. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Funds under each Sub-advisory agreement. The Board concluded that the fee schedules reflect an appropriate recognition of economies of scale at current asset levels. The Board also considered the character and amount of other incidental benefits to be received by the Sub-advisors. The Board noted the BlackRock representation that it does not use soft dollars. The Board concluded that the subadvisory fees for the Funds were reasonable in light of these fall-out benefits.

LBAM Sub-Advisory Agreement

At its March 9, 2009 meeting, the Board considered the approval of a Sub-advisory Agreement with LBAM, High Yield I’s current subadvisor, in connection with Lehman Brothers Holdings Inc.'s pending sale of a controlling ownership interest in LBAM to Neuberger Berman Group, LLC (“NBG”) and, therefore, an automatic termination of the current Sub-advisory agreement.

The Board considered the nature, quality and extent of services to be provided under the Sub-advisory agreement. The Board considered the reputation, qualifications and background of LBAM, the investment approach of LBAM, the experience and skills of LBAM’s investment personnel who would be responsible for the day-to-day management of the series, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisors and that the due-diligence program had recommended LBAM as Sub-advisor for High Yield I when the Board initially approved a Sub-advisory agreement with LBAM.

With respect to investment performance, the Board considered LBAM’s representation that it would endeavor to retain the portfolio management personnel currently responsible for the management of the Fund following the sale, and that NGB will be held by a group consisting of portfolio managers, members of senior management and other professionals who have previously participated in LBAM’s operations and who have delivered good performance results for High Yield I in the past. The Board concluded that investment performance was expected to be satisfactory.

The Board noted that the proposed subadvisory fees to be paid to LBAM would not change. Taking into consideration the Board’s prior evaluation of the sub-advisory fees, the Board concluded the sub-advisory fees were reasonable. In concluding that LBAM’s anticipated profitability would not be unreasonable, the Board noted their recent evaluation of this factor in connection with the annual renewal of the previous Sub-advisory agreement. The Board further noted that the Manager would continue to compensate LBAM from its own management fee and that the Manager negotiated the sub-advisory fee at arm’s length.

The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the fund under the Sub-advisory Agreement. The Board noted capacity constraints of the fund’s investment style. The Board concluded that although the sub-advisory fee schedule does not include breakpoints, the fee schedule reflects an appropriate recognition of any economies of scale at current asset levels. The Board also considered the character and amount of other incidental benefits to be received by LBAM and noted no additional benefits were reported beyond those benefits considered by the Board when the previous sub-advisor agreement was last renewed.

PGI and PIMCO Sub-Advisory Agreements

At its December 8, 2008 meeting, the Board considered whether to enter into an amended Sub-advisory agreement with PGI related to Ultra Short; at its March 9, 2009 meeting, the Board considered whether to enter into an amended Sub-advisory agreement with PIMCO related to Core Plus Bond. Both PGI and PIMCO were sub-advisors of the respective Funds prior to the approval of the Amended Sub-advisory agreements.

The Board noted that each of amended Sub-advisory agreements were the same in all material aspects as the current sub-advisory agreement, other than changes lowering the fee schedules. As part of its consideration of the amendments the Board noted that it approved the PIMCO sub-advisory agreement at its June 2008 meeting and the continuation of the PGI sub-advisory agreement at its September 2008 meeting. In approving the amendments, the board determined that, given its recent consideration of the sub-advisory agreements and that the amendments lower the fee schedules of the funds, it was not necessary to reconsider all of the factors it considered at its September meeting. The Board noted that the Manager represented that the change in the fee schedules would not reduce the quality or quantity of service PIMCO and PGI provide to the funds and that PIMCO’s and PGI’s obligations under the Sub-advisory agreements would remain the same in all material respects.

Management Agreement

At its December 8, 2008 meeting, the Board considered whether to amend the Management Agreement with the Manager relating to Ultra Short. At its January 29, 2009 meeting, the Board considered whether to amend the Management Agreement with the Manager relating to the LifeTime Funds.

The Board noted that the amended Management Agreements were the same in all material aspects as the current Management Agreements other than changes lowering the fee schedules for the Ultra Short and LifeTime Funds. As part of its consideration of the amendments, the Board noted that it approved the continuation of the Management Agreement for these funds at its September 2008 meeting. In approving the amendments, the board determined that, given its recent consideration of the Management Agreement and that the amendments lower the fee schedules of the funds, it was not necessary to reconsider all of the factors it considered at its September meeting. The board noted that the Manager represented that the changes in the management fees would not reduce the quality or quantity of service the Manager provides to the funds and that the Manager’s obligations under the Management Agreement would remain the same in all material respects.

		SHAREHOLDER MEETING RESULTS

		Special Meeting of Shareholders
		Principal Funds, Inc. – Global Equity Fund I
		Held November 12, 2008

1.	Approval of a Plan of Reorganization providing for the reorganization of the Global Equity Fund I into the International Fund I:

	In Favor	Opposed	Abstain

	2,427,018.00	20,176.00	21,702.00

Special Meeting of Shareholders Principal Funds, Inc. – SmallCap Blend Fund I Held November 19, 2008

1.	Approval of a Plan of Reorganization providing for the reorganization of the SmallCap Blend Fund I into the SmallCap S&P 600 Index Fund:

In Favor	Opposed	Abstain

9,318,883.22	759,197.00	120,848.00

Special Meeting of Shareholders Principal Funds, Inc. – Government & High Quality Bond Fund Held February 13, 2009

1.	Approval of a Plan of Reorganization providing for the reorganization of the Government & High Quality Bond Fund into the Mortgage Securities Fund:

In Favor	Opposed	Abstain

22,104,321.574	4,365,460.589	2,009,631.164

Special Meeting of Shareholders Principal Funds, Inc. – MidCap Growth Fund II Held April 27, 2009

1.	Approval of a Plan of Reorganization providing for the reorganization of the MidCap Growth Fund II into the MidCap Growth Fund III.

	In Favor	Opposed	Abstain

	28,738,312.37	2,798,879.00	1,971,417.00

		Special Meeting of Shareholders
		Principal Funds, Inc. – SmallCap Growth Fund I
			Held April 27, 2009

1.	Approval of a new Sub-Advisory Agreement with Columbus Circle Investors for the SmallCap Growth Fund I.

	In Favor	Opposed	Abstain

	17,281,050.01	1,615,266.29	1,263,959.98

Special Meeting of Shareholders Principal Funds, Inc. – SmallCap Growth Fund III Held April 27, 2009

1.	Approval of a Plan of Reorganization providing for the reorganization of the SmallCap Growth Fund III into the SmallCap Growth Fund I:

In Favor	Opposed	Abstain

27,162,174.00	618,196.00	1,460,430.00

Intentionally Left Blank

Principal Funds Distributor, Inc. 711 High Street Des Moines, IA 50392-6370 Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

Insurance products and plan administrative services are provided by Principal life Insurance Company. Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., 800-222-5852, Member SIPC.

Principal Life and Principal Funds Distributor are members of the Principal Financial Group®, Des Moines, IA 50392.

FV 382-3 | 06/2009 | #4858062011 ©2009 Principal Financial Services, Inc.

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Ralph C. Eucher Ralph C. Eucher, Chairman and CEO

Date 6/22/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Ralph C. Eucher

Ralph C. Eucher, Chairman and CEO

Date 6/22/2008

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 6/22/2008